UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-53023
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 20	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                      File No.  811-08241

Amendment No. 105	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Purchase Payment Deferred Variable Annuity Contract

The Best of America® Choice Venue Annuity®

Nationwide Life Insurance Company
Individual Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing .  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 37.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
•	AIM V.I. Core Equity Fund: Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class B

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class II*

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares

Federated Insurance Series
•	Federated High Income Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2*
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust (“NVIT”)
•	Gartmore NVIT Emerging Markets Fund: Class VI†
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class II (Formerly, Nationwide NVIT Government Bond Fund: Class II)
•	NVIT Health Sciences Fund: Class III† (Formerly, Nationwide NVIT Global Health Sciences Fund: Class III†)

1

•	NVIT Investor Destinations Funds: Class II (Formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Money Market Fund: Class I (Formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Value Fund: Class VI† (Formerly, NVIT International Value Fund: Class VI†)
•	NVIT Multi-Manager Large Cap Growth Fund; Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class II (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II)
•	NVIT Multi-Manager Small Cap Value Fund: Class II (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II )
•	NVIT Multi-Manager Small Company Fund: Class II (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class II)
•	NVIT Nationwide Fund: Class II
•	NVIT U.S. Growth Leaders Fund: Class III† (Formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class III†)
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class I

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA: Service Shares

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

Van Kampen Life Investment Trust
•	Comstock Portfolio: Class II
•	Strategic Growth Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class *
•	AMT Socially Responsive Portfolio: I Class

Van Kampen
The Universal Institutional Funds, Inc
•	U.S. Real Estate Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class 2

MFS® Variable Insurance Trust
•	MFS Mid Cap Growth Series: Service Class
•	MFS New Discovery Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Dreyfus
•	The Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Effective May 1, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

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Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total value of all accumulation units plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

Fixed account- An investment option, which is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account– A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange. Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Target Term Option– Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents
Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	8
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	14
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Optional Contract Benefits, Charges and Deductions	16
Optional Death Benefit
Guaranteed Minimum Income Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	20
Contract Ownership	21
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	22
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	25
Surrender (Redemption) Prior to Annuitization	25
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

4

Table of Contents (continued)
Page
Loan Privilege	27
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	28
Contract Owner Services	28
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	29
Annuitizing the Contract	29
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	32
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of Statement of Additional Information	37
Appendix A: Underlying Mutual Funds	38
Appendix B: Condensed Financial Information	45
Appendix C: Contract Types and Tax Information	66

5

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) 7%[1]
*Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee $25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments) 5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount) 1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.50%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Total Variable Account Charges (including this option only)	0.15% 1.65%
Guaranteed Minimum Income Benefit Options (not available on or after May 1, 2003) (an applicant could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.95%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.80%
Spousal Protection Annuity Option[6] Total Variable Account Charges (including this option only)	0.10% 1.60%
Beneficiary Protector Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.90%
Capital Preservation Plus Option
Total Variable Account Charges (including this option)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50% 2.00%[7]

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.50%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.10%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.10%
6

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.64%	2.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

 6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

7The Capital Preservation Plus Option may only be elected at the time of application.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

7

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.10%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,182	2,171	3,139	5,645	587	1,746	2,884	5,645	*	1,746	2,884	5,645
Minimum Total Underlying Mutual Fund Operating Expenses (0.64%)	988	1,616	2,261	4,122	393	1,191	2,006	4,122	*	1,191	2,006	4,122

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax NCUSIF;
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs; and
•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted in some states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application.  In states that have approved the option, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option.  If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account (see "Death Benefit Payment").

8

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account (see "Spousal Protection Annuity Option").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See "Right to Examine and Cancel” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A.  The variable account was established on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with

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liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.

Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

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No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information. Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

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•
Renewal Rate– The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

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Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

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Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

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Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered,

Nationwide will, with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

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In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Long Term Care Facility and Terminal Illness Benefit

The contract includes a Long-Term Care Facility and Terminal Illness benefit at no extra charge.  This benefit allows contract owners to withdraw value from their contract without incurring a CDSC, provided the following conditions are satisfied.

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner acting as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee

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proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Optional Death Benefit

Greater of One-Year or 5% Enhanced Death Benefit Option

In states that have approved the option, if an applicant elects the Greater of One-Year or 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

Under this option, if the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.

For more information about the standard and optional death benefit, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant for an IRA or a Non-Qualified Contract may elect the Spousal Protection

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Annuity Option.  If an applicant wishes to elect this option, the contract must meet the following requirements:

(1)
one or both of the spouses must be named as the contract owner.  For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2)	both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3)	no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4)
if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend.  For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner.  If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.   Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	terminate the contract; or

(b)	continue the contract in accordance with the "Required Distributions" section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application and the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date and the annuitant dies  prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

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(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

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•	Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The fixed account and only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

AIM Variable Insurance Funds
•	AIM V.I. Core Equity Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class II

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Mid Cap Portfolio: Service Class 2

Lehman Brothers Advisers Management Trust
•	AMT Short DurationBond Portfolio: I Class

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust
•	NVIT Government Bond Fund: Class II
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Money Market Fund: Class I
•	NVIT Nationwide Fund: Class II
•	NVIT U.S. Growth Leaders Fund: Class III

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Main Street Fund® /VA: Service Shares
•	Oppenheimer Strategic Bond Fund/VA: Service Shares

The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

Van Kampen Life Investment Trust
•	Comstock Portfolio: Class II
•	Strategic Growth Portfolio: Class II

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to those listed above, the following underlying mutual fund is available for contracts issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II

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Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class 2

MFS® Variable Insurance Trust
•	MFS Mid Cap Growth Series: Service Class
•	MFS New Discovery Series: Service Class

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Large Cap Growth Portfolio: Class B

Dreyfus
•	The Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered, for purposes of other benefits under this contract. earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

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The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.90% until the credit is applied.  Once the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.50%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.90% will have a lower unit value than sub-account X with charges of 1.50% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date the request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded. No change will be effective unless and until it is received and recorded at Nationwide’s home office.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

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The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase.  The application and all necessary information must be complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when New York Stock Exchange is open, Contract value may change and contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net Asset Value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account;

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

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Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.50% to 3.10% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and the amount allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Nationwide also reserves the right to refuse transfers into the fixed account if the new money interest rate that Nationwide is crediting to fixed account allocations is equal to the minimum interest rate required by applicable state law.  Generally, Nationwide will invoke these rights when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

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Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

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In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

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Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)  Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B) The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)  Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

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A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

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Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.

Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the

•	NVIT Government Bond Fund: Class II

•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

The following underlying mutual fund is only available for the dollar cost averaging program in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Service Shares

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

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Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the Premium equals $100,000 and the initial free withdrawal (“w/d”) equals $10,000

Withdrawal in year 1                                           $15,000
Less free w/d                                                        $10,000
Premium w/d subject to CDSC                             $5,000

Withdrawal in year 2                                           $15,000
Less free w/d                                $9,500 = 0.10* ($100,000 – $5,000)
Premium w/d subject to CDSC                           $5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

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If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.

Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

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What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday;

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.  Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦  A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦  Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦  The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦  Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦  GMIB may not be approved in all state jurisdictions.

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Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner – Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant – Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may elect the optional death benefit (if the death benefit option is approved in that state) at the time of application.  If no election is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

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The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant’s spouse who is:

(a)	eligible to continue the contract; and

(b)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant’s death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible
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to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

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On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David
Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.

Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff
35

claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-53023

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

38

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

39

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

40

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

41

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

42

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

43

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

44

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.50%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 3.10%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:	1-800-848-6331, TDD 1-800-238-3035
writing:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking on-line at:	www.nationwide.com

The following funds were added to the variable account effective May 1, 2008, therefore, no Condensed Financial Information is available:

•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Van Kampen NVIT Real Estate Fund: Class I

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.548182	12.527488	-0.16%	111,868	2007
	11.279089	12.548182	11.25%	125,883	2006
	10.860830	11.279089	3.85%	138,778	2005
	9.947971	10.860830	9.18%	170,081	2004
	7.576836	9.947971	31.29%	168,362	2003
	10.000000	7.576836	-24.23%	55,374	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.807776	12.994210	10.05%	19,397	2007
	11.302400	11.807776	4.47%	22,264	2006
	10.567506	11.302400	6.95%	22,749	2005
	10.089480	10.567506	4.74%	29,552	2004
	7.929075	10.089480	27.25%	34,386	2003
	10.000000	7.929075	-20.71%	3,297	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.603656	14.811811	8.88%	9,742	2007
	11.879131	13.603656	14.52%	4,407	2006
	11.036820	11.879131	7.63%	4,072	2005

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.788857	11.463355	6.25%	27,415	2007
	10.000000	10.788857	7.89%	36,624	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.334939	13.772184	3.28%	59,835	2007
	11.572034	13.334939	15.23%	68,645	2006
	11.231549	11.572034	3.03%	80,239	2005
	10.252084	11.231549	9.55%	94,372	2004
	7.873907	10.252084	30.20%	107,677	2003
	10.000000	7.873907	-21.26%	11,018	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.231930	12.568622	11.90%	34,568	2007
	11.476095	11.231930	-2.13%	44,744	2006
	10.144570	11.476095	13.13%	75,855	2005
	9.505781	10.144570	6.72%	61,371	2004
	7.822552	9.505781	21.52%	64,077	2003
	10.000000	7.822552	-21.77%	9,006	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.883464	15.882881	0.00%	52,978	2007
	14.119468	15.883464	12.49%	62,448	2006
	13.442445	14.119468	5.04%	69,835	2005
	11.460998	13.442445	17.29%	94,052	2004
	8.258342	11.460998	38.78%	84,935	2003
	10.000000	8.258342	-17.42%	17,126	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.701168	13.436040	-1.94%	56,906	2007
	11.907192	13.701168	15.07%	67,810	2006
	11.565554	11.907192	2.95%	133,425	2005
	10.430131	11.565554	10.89%	148,803	2004
	8.196339	10.430131	27.25%	142,728	2003
	10.000000	8.196339	-18.04%	15,728	2002*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.162524	12.095450	19.02%	27,788	2007
	10.678734	10.162524	-4.83%	39,085	2006
	10.630959	10.678734	0.45%	109,304	2005
	9.759336	10.630959	8.93%	120,921	2004
	7.939203	9.759336	22.93%	117,332	2003
	10.000000	7.939203	-20.61%	8,342	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.818075	13.819740	-6.74%	137,535	2007
	12.698453	14.818075	16.69%	160,627	2006
	12.294462	12.698453	3.29%	248,240	2005
	10.932111	12.294462	12.46%	242,510	2004
	8.616067	10.932111	26.88%	240,563	2003
	10.000000	8.616067	-13.84%	49,336	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.663455	11.499777	7.84%	18,074	2007
	10.656245	10.663455	0.07%	10,151	2006
	10.651623	10.656245	0.04%	11,468	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.631287	11.255729	5.87%	6,805	2007
	9.905439	10.631287	7.33%	7,310	2006
	9.729702	9.905439	1.81%	7,855	2005
	9.324080	9.729702	4.35%	7,125	2004
	7.527479	9.324080	23.87%	5,501	2003
	10.000000	7.527479	-24.73%	1,594	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.059159	12.691135	5.24%	50,705	2007
	10.534824	12.059159	14.47%	66,345	2006
	10.271827	10.534824	2.56%	64,862	2005
	9.950953	10.271827	3.22%	67,200	2004
	8.360985	9.950953	19.02%	68,385	2003
	10.000000	8.360985	-16.39%	6,247	2002*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.911802	11.462830	-11.22%	13,348	2007
	11.252883	12.911802	14.74%	13,140	2006
	10.903007	11.252883	3.21%	14,061	2005
	10.108599	10.903007	7.86%	18,839	2004
	8.060404	10.108599	25.41%	21,792	2003
	10.000000	8.060404	-19.40%	3,758	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.966540	12.922437	7.99%	7,255	2007
	10.492356	11.966540	14.05%	8,974	2006
	10.474120	10.492356	0.17%	11,027	2005
	9.927767	10.474120	5.50%	13,604	2004
	8.136153	9.927767	22.02%	14,776	2003
	10.000000	8.136153	-18.64%	3,134	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.713098	13.936527	1.63%	65,443	2007
	12.590817	13.713098	8.91%	68,897	2006
	12.498140	12.590817	0.74%	72,845	2005
	11.518160	12.498140	8.51%	95,399	2004
	9.601107	11.518160	19.97%	143,924	2003
	10.000000	9.601107	-3.99%	22,413	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.379766	11.784270	3.55%	164,864	2007
	11.116837	11.379766	2.37%	204,002	2006
	11.175360	11.116837	-0.52%	246,172	2005
	10.980997	11.175360	1.77%	267,848	2004
	10.674330	10.980997	2.87%	295,545	2003
	10.000000	10.674330	6.74%	103,583	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.582962	18.003641	15.53%	271,086	2007
	14.196665	15.582962	9.76%	301,097	2006
	12.355391	14.196665	14.90%	335,424	2005
	10.892311	12.355391	13.43%	290,431	2004
	8.625875	10.892311	26.27%	285,167	2003
	10.000000	8.625875	-13.74%	47,786	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.104191	14.068249	-0.25%	277,495	2007
	11.939023	14.104191	18.14%	318,702	2006
	11.480785	11.939023	3.99%	355,862	2005
	10.478495	11.480785	9.57%	379,230	2004
	8.181219	10.478495	28.08%	378,634	2003
	10.000000	8.181219	-18.19%	103,682	2002*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.761115	13.424502	24.75%	89,756	2007
	10.250830	10.761115	4.98%	113,788	2006
	9.863726	10.250830	3.92%	128,441	2005
	9.710724	9.863726	1.58%	156,717	2004
	7.438044	9.710724	30.55%	147,848	2003
	10.000000	7.438044	-25.62%	46,247	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.442618	20.950635	13.60%	146,982	2007
	16.656755	18.442618	10.72%	167,428	2006
	14.328237	16.656755	16.25%	176,684	2005
	11.669146	14.328237	22.79%	172,620	2004
	8.568929	11.669146	36.18%	141,041	2003
	10.000000	8.568929	-14.31%	28,213	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.471611	18.990937	15.29%	103,644	2007
	14.193450	16.471611	16.05%	122,489	2006
	12.134679	14.193450	16.97%	129,891	2005
	10.871575	12.134679	11.62%	131,450	2004
	7.718273	10.871575	40.86%	125,825	2003
	10.000000	7.718273	-22.82%	18,909	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.991446	15.568771	3.85%	43,551	2007
	13.118986	14.991446	14.27%	49,443	2006
	13.002652	13.118986	0.89%	51,986	2005
	11.595844	13.002652	12.13%	63,975	2004
	7.480890	11.595844	55.01%	50,547	2003
	10.000000	7.480890	-25.19%	9,372	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.798006	17.559274	4.53%	307	2007
	15.395190	16.798006	9.27%	621	2006
	14.091268	15.395190	9.25%	2,975	2005
	12.178822	14.091268	15.70%	0	2004
	10.000000	12.178822	21.79%	0	2003*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.180267	10.505182	3.19%	41,045	2007
	9.918119	10.180267	2.64%	37,367	2006
	9.925486	9.918119	-0.07%	33,529	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.982579	11.845597	7.86%	58,208	2007
	10.899047	10.982579	0.77%	66,660	2006
	10.757186	10.899047	1.32%	66,577	2005
	9.548089	10.757186	12.66%	88,415	2004
	7.095730	9.548089	34.56%	102,629	2003
	10.000000	7.095730	-29.04%	33,029	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.817235	11.900970	0.71%	14,297	2007
	10.623119	11.817235	11.24%	21,879	2006
	10.267815	10.623119	3.46%	28,916	2005
	9.814754	10.267815	4.62%	38,365	2004
	7.467590	9.814754	31.43%	39,015	2003
	10.000000	7.467590	-25.32%	6,036	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.384752	15.243699	5.97%	62,868	2007
	12.118222	14.384752	18.70%	60,541	2006
	11.554980	12.118222	4.87%	58,289	2005
	10.216309	11.554980	13.10%	56,470	2004
	8.316953	10.216309	22.84%	55,242	2003
	10.000000	8.316953	-16.83%	21,048	2002*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.009236	13.868982	-1.00%	25,366	2007
	13.512331	14.009236	3.68%	29,452	2006
	13.331239	13.512331	1.36%	42,177	2005
	12.097415	13.331239	10.20%	50,567	2004
	9.820202	12.097415	23.19%	46,046	2003
	10.000000	9.820202	-1.80%	4,932	2002*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.286513	14.082459	5.99%	1,897	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.608665	29.523513	43.26%	22,582	2007
	15.320839	20.608665	34.51%	17,428	2006
	11.739471	15.320839	30.51%	10,258	2005
	10.000000	11.739471	17.39%	3,700	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.243925	11.839860	5.30%	271,500	2007
	11.082319	11.243925	1.46%	284,668	2006
	10.921833	11.082319	1.47%	354,997	2005
	10.763977	10.921833	1.47%	392,647	2004
	10.737803	10.763977	0.24%	502,531	2003
	10.000000	10.737803	7.38%	233,061	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	13.022665	14.522885	11.52%	17,582	2007
	12.872588	13.022665	1.17%	23,869	2006
	12.052762	12.872588	6.80%	28,921	2005
	11.346316	12.052762	6.23%	43,446	2004
	8.422011	11.346316	34.72%	36,687	2003
	10.000000	8.422011	-15.78%	4,228	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.554601	11.992742	3.79%	187,776	2007
	11.049006	11.554601	4.58%	229,016	2006
	10.857746	11.049006	1.76%	239,630	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.354247	12.880912	4.26%	269,431	2007
	11.567555	12.354247	6.80%	297,966	2006
	11.239043	11.567555	2.92%	416,400	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	13.087664	13.619819	4.07%	593,736	2007
	11.931793	13.087664	9.69%	594,974	2006
	11.498473	11.931793	3.77%	693,155	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	14.040065	14.678830	4.55%	374,221	2007
	12.443859	14.040065	12.83%	376,790	2006
	11.798411	12.443859	5.47%	374,108	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.668581	15.308184	4.36%	25,555	2007
	12.741978	14.668581	15.12%	42,665	2006
	11.984875	12.741978	6.32%	25,424	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	11.342165	11.706507	3.21%	166,696	2007
	11.015384	11.342165	2.97%	267,963	2006
	10.892063	11.015384	1.13%	234,396	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001
	10.415808	10.878760	4.44%	305,545	2000
	10.085474	10.415808	3.28%	44,119	1999
	10.000000	10.085474	0.85%	0	1998*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.233886	15.408976	1.15%	28,401	2007
	12.634324	15.233886	20.58%	27,083	2006
	11.472337	12.634324	10.13%	15,801	2005
	10.000000	11.472337	14.72%	4,015	2004*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.384324	12.277891	7.85%	20,259	2007
	11.222205	11.384324	1.44%	24,055	2006
	10.574593	11.222205	6.12%	64,122	2005
	9.486396	10.574593	11.47%	67,331	2004
	7.183813	9.486396	32.05%	64,557	2003
	10.000000	7.183813	-28.16%	9,627	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.738477	13.466777	-8.63%	57,154	2007
	12.777718	14.738477	15.35%	68,100	2006
	12.620719	12.777718	1.24%	79,168	2005
	10.951502	12.620719	15.24%	87,597	2004
	7.106598	10.951502	54.10%	77,263	2003
	10.000000	7.106598	-28.93%	8,708	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.392955	15.448028	0.36%	62,335	2007
	13.983395	15.392955	10.08%	79,170	2006
	12.674022	13.983395	10.33%	82,220	2005
	10.832244	12.674022	17.00%	91,746	2004
	7.820823	10.832244	38.51%	92,366	2003
	10.000000	7.820823	-21.79%	16,470	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.856668	13.662313	6.27%	18,469	2007
	11.509505	12.856668	11.70%	23,436	2006
	10.915815	11.509505	5.44%	32,115	2005
	10.117454	10.915815	7.89%	54,679	2004
	8.072743	10.117454	25.33%	54,768	2003
	10.000000	8.072743	-19.27%	27,261	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.464193	16.235926	20.59%	21,905	2007
	13.708128	13.464193	-1.78%	20,744	2006
	12.426323	13.708128	10.32%	22,490	2005
	11.219200	12.426323	10.76%	35,448	2004
	7.473837	11.219200	50.11%	72,741	2003
	10.000000	7.473837	-25.26%	1,605	2002*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.909639	14.333485	3.05%	54,832	2007
	13.469205	13.909639	3.27%	67,564	2006
	13.382009	13.469205	0.65%	51,791	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001
	10.238786	10.656316	4.08%	22,642	2000
	10.235484	10.238786	0.03%	510	1999
	10.000000	10.235484	2.35%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.622240	13.033423	12.14%	122,161	2007
	10.957073	11.622240	6.07%	134,904	2006
	10.607665	10.957073	3.29%	159,469	2005
	10.100930	10.607665	5.02%	181,410	2004
	7.846634	10.100930	28.73%	170,764	2003
	10.000000	7.846634	-21.53%	82,995	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.782493	22.813666	4.73%	63,883	2007
	18.789648	21.782493	15.93%	74,463	2006
	16.682960	18.789648	12.63%	90,485	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.465548	17.203425	4.48%	57,999	2007
	14.242554	16.465548	15.61%	64,268	2006
	12.676481	14.242554	12.35%	86,558	2005
	10.825747	12.676481	17.10%	96,835	2004
	7.693100	10.825747	40.72%	108,002	2003
	10.000000	7.693100	-23.07%	50,265	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.681136	13.008420	2.58%	118,510	2007
	11.218100	12.681136	13.04%	135,454	2006
	10.770154	11.218100	4.16%	146,543	2005
	10.017952	10.770154	7.51%	194,183	2004
	8.043815	10.017952	24.54%	187,335	2003
	10.000000	8.043815	-19.56%	54,541	2002*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.502304	14.569023	7.90%	94,771	2007
	12.782701	13.502304	5.63%	96,380	2006
	12.662897	12.782701	0.95%	66,402	2005
	11.855797	12.662897	6.81%	68,912	2004
	10.273465	11.855797	15.40%	73,457	2003
	10.000000	10.273465	2.73%	9,594	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.827538	11.220751	3.63%	20,066	2007
	10.614013	10.827538	2.01%	14,172	2006
	10.367358	10.614013	2.38%	4,579	2005
	10.113318	10.367358	2.51%	6,467	2004
	10.000000	10.113318	1.13%	2,279	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.669761	30.767842	-18.32%	30,221	2007
	27.701981	37.669761	35.98%	36,664	2006
	24.025710	27.701981	15.30%	41,543	2005
	17.882880	24.025710	34.35%	90,767	2004
	13.202435	17.882880	35.45%	106,953	2003
	13.509845	13.202435	-2.28%	74,898	2002
	12.487759	13.509845	8.18%	37,313	2001
	10.000000	12.487759	3.88%	8,847	2000*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	14.051649	13.517502	-3.80%	221,601	2007
	12.292691	14.051649	14.31%	238,642	2006
	11.986734	12.292691	2.55%	249,423	2005
	10.363180	11.986734	15.67%	256,478	2004
	8.045373	10.363180	28.81%	239,800	2003
	10.000000	8.045373	-19.55%	79,811	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.247039	11.772279	14.88%	35,039	2007
	10.136607	10.247039	1.09%	37,346	2006
	9.560304	10.136607	6.03%	38,633	2005
	9.089863	9.560304	5.18%	41,539	2004
	7.264250	9.089863	25.13%	41,715	2003
	10.000000	7.264250	-27.36%	17,863	2002*

55

Maximum Optional Benefits Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.170208	12.933718	-1.80%	0	2007
	12.033110	13.170208	9.45%	0	2006
	11.777649	12.033110	2.17%	0	2005
	10.965843	11.777649	7.40%	0	2004
	10.000000	10.965843	9.66%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.059090	13.054050	8.25%	0	2007
	11.733074	12.059090	2.78%	0	2006
	11.150732	11.733074	5.22%	0	2005
	10.822107	11.150732	3.04%	0	2004
	10.000000	10.822107	8.22%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.024742	13.949868	7.10%	0	2007
	11.560896	13.024742	12.66%	0	2006
	10.917935	11.560896	5.89%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.670932	11.152908	4.52%	0	2007
	10.000000	10.670932	6.71%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.424419	13.638181	1.59%	0	2007
	11.841430	13.424419	13.37%	0	2006
	11.682195	11.841430	1.36%	0	2005
	10.839449	11.682195	7.77%	0	2004
	10.000000	10.839449	8.39%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.775445	12.961664	10.07%	0	2007
	12.229648	11.775445	-3.71%	0	2006
	10.988543	12.229648	11.29%	0	2005
	10.466609	10.988543	4.99%	0	2004
	10.000000	10.466609	4.67%	0	2003*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.978035	14.732845	-1.64%	0	2007
	13.533782	14.978035	10.67%	0	2006
	13.096893	13.533782	3.34%	0	2005
	11.350679	13.096893	15.38%	0	2004
	10.000000	11.350679	13.51%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.751781	13.265357	-3.54%	0	2007
	12.147885	13.751781	13.20%	0	2006
	11.993565	12.147885	1.29%	0	2005
	10.994633	11.993565	9.09%	0	2004
	10.000000	10.994633	9.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.502415	12.295936	17.08%	0	2007
	11.217687	10.502415	-6.38%	0	2006
	11.351331	11.217687	-1.18%	0	2005
	10.592664	11.351331	7.16%	0	2004
	10.000000	10.592664	5.93%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.273169	13.094065	-8.26%	0	2007
	12.432815	14.273169	14.80%	0	2006
	12.235399	12.432815	1.61%	0	2005
	11.059165	12.235399	10.64%	0	2004
	10.000000	11.059165	10.59%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.042117	10.652839	6.08%	0	2007
	10.200573	10.042117	-1.55%	0	2006
	10.364042	10.200573	-1.58%	0	2005
	10.108243	10.364042	2.53%	0	2004
	10.000000	10.108243	1.08%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	11.716242	12.201835	4.14%	0	2007
	11.096070	11.716242	5.59%	0	2006
	11.078652	11.096070	0.16%	0	2005
	10.792074	11.078652	2.66%	0	2004
	10.000000	10.792074	7.92%	0	2003*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.377148	12.813039	3.52%	0	2007
	10.990605	12.377148	12.62%	0	2006
	10.892648	10.990605	0.90%	0	2005
	10.726583	10.892648	1.55%	0	2004
	10.000000	10.726583	7.27%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.562156	11.843463	-12.67%	0	2007
	12.014220	13.562156	12.88%	0	2006
	11.832305	12.014220	1.54%	0	2005
	11.151270	11.832305	6.11%	0	2004
	10.000000	11.151270	11.51%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.459858	13.235443	6.22%	0	2007
	11.104733	12.459858	12.20%	0	2006
	11.267945	11.104733	-1.45%	0	2005
	10.856494	11.267945	3.79%	0	2004
	10.000000	10.856494	8.56%	0	2003*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	11.826034	11.822457	-0.03%	0	2007
	11.036929	11.826034	7.15%	0	2006
	11.136105	11.036929	-0.89%	0	2005
	10.432342	11.136105	6.75%	0	2004
	10.000000	10.432342	4.32%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.798282	9.980901	1.86%	0	2007
	9.729494	9.798282	0.71%	0	2006
	9.941778	9.729494	-2.14%	0	2005
	9.930179	9.941778	0.12%	0	2004
	10.000000	9.930179	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.778965	16.796010	13.65%	0	2007
	13.685856	14.778965	7.99%	0	2006
	12.106803	13.685856	13.04%	0	2005
	10.849337	12.106803	11.59%	0	2004
	10.000000	10.849337	8.49%	0	2003*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.221361	13.953422	-1.88%	0	2007
	12.236335	14.221361	16.22%	0	2006
	11.960357	12.236335	2.31%	0	2005
	11.096389	11.960357	7.79%	0	2004
	10.000000	11.096389	10.96%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.396450	13.985040	22.71%	0	2007
	11.034836	11.396450	3.28%	0	2006
	10.792895	11.034836	2.24%	0	2005
	10.800946	10.792895	-0.07%	0	2004
	10.000000	10.800946	8.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.075460	19.080789	11.74%	0	2007
	15.675931	17.075460	8.93%	0	2006
	13.706375	15.675931	14.37%	0	2005
	11.346867	13.706375	20.79%	0	2004
	10.000000	11.346867	13.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.313182	18.501163	13.41%	0	2007
	14.288357	16.313182	14.17%	0	2006
	12.416824	14.288357	15.07%	0	2005
	11.307956	12.416824	9.81%	0	2004
	10.000000	11.307956	13.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.557765	13.849932	2.15%	0	2007
	12.059702	13.557765	12.42%	0	2006
	12.149515	12.059702	-0.74%	0	2005
	11.013872	12.149515	10.31%	0	2004
	10.000000	11.013872	10.14%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.820553	16.267465	2.82%	0	2007
	14.738065	15.820553	7.50%	0	2006
	13.711811	14.738065	7.48%	0	2005
	12.046455	13.711811	13.82%	0	2004
	10.000000	12.046455	20.46%	0	2003*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004
	10.000000	9.889863	-1.10%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	11.770278	12.487881	6.10%	0	2007
	11.873192	11.770278	-0.87%	0	2006
	11.911568	11.873192	-0.32%	0	2005
	10.747313	11.911568	10.83%	0	2004
	10.000000	10.747313	7.47%	0	2003*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	12.099672	11.986316	-0.94%	0	2007
	11.056196	12.099672	9.44%	0	2006
	10.862279	11.056196	1.79%	0	2005
	10.554457	10.862279	2.92%	0	2004
	10.000000	10.554457	5.54%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.852309	15.482176	4.24%	0	2007
	12.718044	14.852309	16.78%	0	2006
	12.326531	12.718044	3.18%	0	2005
	11.078335	12.326531	11.27%	0	2004
	10.000000	11.078335	10.78%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	12.086083	11.769598	-2.62%	0	2007
	11.849436	12.086083	2.00%	0	2006
	11.883043	11.849436	-0.28%	0	2005
	10.961226	11.883043	8.41%	0	2004
	10.000000	10.961226	9.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.721206	13.263085	4.26%	0	2007
	11.545002	12.721206	10.19%	0	2006
	11.148722	11.545002	3.55%	0	2005
	10.000000	11.148722	11.49%	0	2004*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	9.803364	10.154418	3.58%	0	2007
	9.821547	9.803364	-0.19%	0	2006
	9.838693	9.821547	-0.17%	0	2005
	9.856597	9.838693	-0.18%	0	2004
	10.000000	9.856597	-1.43%	0	2003*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.013166	13.178365	9.70%	0	2007
	12.070348	12.013166	-0.47%	0	2006
	11.487685	12.070348	5.07%	0	2005
	10.992914	11.487685	4.50%	0	2004
	8.294237	10.992914	32.54%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	10.659091	10.882609	2.10%	0	2007
	10.360499	10.659091	2.88%	0	2006
	10.348796	10.360499	0.11%	0	2005
	10.205081	10.348796	1.41%	0	2004
	9.759835	10.205081	4.56%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.396846	11.688668	2.56%	0	2007
	10.846801	11.396846	5.07%	0	2006
	10.712256	10.846801	1.26%	0	2005
	10.316361	10.712256	3.84%	0	2004
	9.363565	10.316361	10.18%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.073416	12.359156	2.37%	0	2007
	11.188339	12.073416	7.91%	0	2006
	10.959515	11.188339	2.09%	0	2005
	10.325427	10.959515	6.14%	0	2004
	8.875804	10.325427	16.33%	0	2003*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	12.952078	13.320193	2.84%	0	2007
	11.668537	12.952078	11.00%	0	2006
	11.245414	11.668537	3.76%	0	2005
	10.353079	11.245414	8.62%	0	2004
	8.436235	10.353079	22.72%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	13.531881	13.891276	2.66%	0	2007
	11.948086	13.531881	13.26%	0	2006
	11.423122	11.948086	4.60%	0	2005
	10.338360	11.423122	10.49%	0	2004
	8.090483	10.338360	27.78%	0	2003*

NVIT NVIT Money Market Fund-Class I - Q/NQ	9.393136	9.536536	1.53%	0	2007
	9.272721	9.393136	1.30%	0	2006
	9.319888	9.272721	-0.51%	0	2005
	9.540636	9.319888	-2.31%	0	2004
	9.784642	9.540636	-2.49%	0	2003*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	12.116206	12.853805	6.09%	0	2007
	12.140470	12.116206	-0.20%	0	2006
	11.628089	12.140470	4.41%	0	2005
	10.603676	11.628089	9.66%	0	2004
	10.000000	10.603676	6.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.718295	13.228528	-10.12%	0	2007
	12.970326	14.718295	13.48%	0	2006
	13.021818	12.970326	-0.40%	0	2005
	11.486057	13.021818	13.37%	0	2004
	10.000000	11.486057	14.86%	0	2003*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.905866	14.714808	-1.28%	0	2007
	13.763901	14.905866	8.30%	0	2006
	12.680352	13.763901	8.55%	0	2005
	11.016506	12.680352	15.10%	0	2004
	10.000000	11.016506	10.17%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.047799	13.638980	4.53%	0	2007
	11.872920	13.047799	9.90%	0	2006
	11.445837	11.872920	3.73%	0	2005
	10.783827	11.445837	6.14%	0	2004
	10.000000	10.783827	7.84%	0	2003*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	12.420774	14.733176	18.62%	0	2007
	12.854132	12.420774	-3.37%	0	2006
	11.843943	12.854132	8.53%	0	2005
	10.869911	11.843943	8.96%	0	2004
	7.360461	10.869911	47.68%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.846605	12.008279	1.36%	0	2007
	11.660354	11.846605	1.60%	0	2006
	11.775628	11.660354	-0.98%	0	2005
	11.406987	11.775628	3.23%	0	2004
	10.499652	11.406987	8.64%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.877888	13.102601	10.31%	0	2007
	11.382514	11.877888	4.35%	0	2006
	11.200936	11.382514	1.62%	0	2005
	10.841936	11.200936	3.31%	0	2004
	10.000000	10.841936	8.42%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	20.515225	21.135486	3.02%	0	2007
	17.987807	20.515225	14.05%	0	2006
	16.233856	17.987807	10.80%	0	2005
	14.055012	16.233856	15.50%	0	2004
	10.000000	14.055012	40.55%	0	2003*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.497366	16.955148	2.77%	0	2007
	14.504999	16.497366	13.74%	0	2006
	13.122521	14.504999	10.54%	0	2005
	11.391594	13.122521	15.19%	0	2004
	10.000000	11.391594	13.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.052133	13.170326	0.91%	0	2007
	11.736354	13.052133	11.21%	0	2006
	11.453175	11.736354	2.47%	0	2005
	10.829125	11.453175	5.76%	0	2004
	10.000000	10.829125	8.29%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	11.172786	11.858631	6.14%	0	2007
	10.751493	11.172786	3.92%	0	2006
	10.826128	10.751493	-0.69%	0	2005
	10.303444	10.826128	5.07%	0	2004
	10.000000	10.303444	3.03%	0	2003*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.202694	10.400580	1.94%	0	2007
	10.166164	10.202694	0.36%	0	2006
	10.093416	10.166164	0.72%	0	2005
	10.008669	10.093416	0.85%	0	2004
	10.000000	10.008669	0.09%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.256366	21.898540	-19.66%	0	2007
	20.373670	27.256366	33.78%	0	2006
	17.960719	20.373670	13.43%	0	2005
	13.589150	17.960719	32.17%	0	2004
	10.197928	13.589150	33.25%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	14.066810	13.311047	-5.37%	0	2007
	12.508529	14.066810	12.46%	0	2006
	12.397970	12.508529	0.89%	0	2005
	10.895591	12.397970	13.79%	0	2004
	10.000000	10.895591	8.96%	0	2003*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	11.408901	12.893083	13.01%	0	2007
	11.471829	11.408901	-0.55%	0	2006
	10.997673	11.471829	4.31%	0	2005
	10.629113	10.997673	3.47%	0	2004
	10.000000	10.629113	6.29%	0	2003*

65

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization dateAnnuitization Date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

66

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Tax Sheltered Annuities

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007. Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired

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tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code,

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allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

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Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

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Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRAwill be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

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(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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part2.htm
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its  Nationwide Variable Account- 9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of  common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006, and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the Variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2007.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.548182	12.527488	-0.16%	111,868	2007
	11.279089	12.548182	11.25%	125,883	2006
	10.860830	11.279089	3.85%	138,778	2005
	9.947971	10.860830	9.18%	170,081	2004
	7.576836	9.947971	31.29%	168,362	2003
	10.000000	7.576836	-24.23%	55,374	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.807776	12.994210	10.05%	19,397	2007
	11.302400	11.807776	4.47%	22,264	2006
	10.567506	11.302400	6.95%	22,749	2005
	10.089480	10.567506	4.74%	29,552	2004
	7.929075	10.089480	27.25%	34,386	2003
	10.000000	7.929075	-20.71%	3,297	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.603656	14.811811	8.88%	9,742	2007
	11.879131	13.603656	14.52%	4,407	2006
	11.036820	11.879131	7.63%	4,072	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.788857	11.463355	6.25%	27,415	2007
	10.000000	10.788857	7.89%	36,624	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.334939	13.772184	3.28%	59,835	2007
	11.572034	13.334939	15.23%	68,645	2006
	11.231549	11.572034	3.03%	80,239	2005
	10.252084	11.231549	9.55%	94,372	2004
	7.873907	10.252084	30.20%	107,677	2003
	10.000000	7.873907	-21.26%	11,018	2002*

3

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.231930	12.568622	11.90%	34,568	2007
	11.476095	11.231930	-2.13%	44,744	2006
	10.144570	11.476095	13.13%	75,855	2005
	9.505781	10.144570	6.72%	61,371	2004
	7.822552	9.505781	21.52%	64,077	2003
	10.000000	7.822552	-21.77%	9,006	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.883464	15.882881	0.00%	52,978	2007
	14.119468	15.883464	12.49%	62,448	2006
	13.442445	14.119468	5.04%	69,835	2005
	11.460998	13.442445	17.29%	94,052	2004
	8.258342	11.460998	38.78%	84,935	2003
	10.000000	8.258342	-17.42%	17,126	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.701168	13.436040	-1.94%	56,906	2007
	11.907192	13.701168	15.07%	67,810	2006
	11.565554	11.907192	2.95%	133,425	2005
	10.430131	11.565554	10.89%	148,803	2004
	8.196339	10.430131	27.25%	142,728	2003
	10.000000	8.196339	-18.04%	15,728	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.162524	12.095450	19.02%	27,788	2007
	10.678734	10.162524	-4.83%	39,085	2006
	10.630959	10.678734	0.45%	109,304	2005
	9.759336	10.630959	8.93%	120,921	2004
	7.939203	9.759336	22.93%	117,332	2003
	10.000000	7.939203	-20.61%	8,342	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.818075	13.819740	-6.74%	137,535	2007
	12.698453	14.818075	16.69%	160,627	2006
	12.294462	12.698453	3.29%	248,240	2005
	10.932111	12.294462	12.46%	242,510	2004
	8.616067	10.932111	26.88%	240,563	2003
	10.000000	8.616067	-13.84%	49,336	2002*

4

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.663455	11.499777	7.84%	18,074	2007
	10.656245	10.663455	0.07%	10,151	2006
	10.651623	10.656245	0.04%	11,468	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.631287	11.255729	5.87%	6,805	2007
	9.905439	10.631287	7.33%	7,310	2006
	9.729702	9.905439	1.81%	7,855	2005
	9.324080	9.729702	4.35%	7,125	2004
	7.527479	9.324080	23.87%	5,501	2003
	10.000000	7.527479	-24.73%	1,594	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.059159	12.691135	5.24%	50,705	2007
	10.534824	12.059159	14.47%	66,345	2006
	10.271827	10.534824	2.56%	64,862	2005
	9.950953	10.271827	3.22%	67,200	2004
	8.360985	9.950953	19.02%	68,385	2003
	10.000000	8.360985	-16.39%	6,247	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.911802	11.462830	-11.22%	13,348	2007
	11.252883	12.911802	14.74%	13,140	2006
	10.903007	11.252883	3.21%	14,061	2005
	10.108599	10.903007	7.86%	18,839	2004
	8.060404	10.108599	25.41%	21,792	2003
	10.000000	8.060404	-19.40%	3,758	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.966540	12.922437	7.99%	7,255	2007
	10.492356	11.966540	14.05%	8,974	2006
	10.474120	10.492356	0.17%	11,027	2005
	9.927767	10.474120	5.50%	13,604	2004
	8.136153	9.927767	22.02%	14,776	2003
	10.000000	8.136153	-18.64%	3,134	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.713098	13.936527	1.63%	65,443	2007
	12.590817	13.713098	8.91%	68,897	2006
	12.498140	12.590817	0.74%	72,845	2005
	11.518160	12.498140	8.51%	95,399	2004
	9.601107	11.518160	19.97%	143,924	2003
	10.000000	9.601107	-3.99%	22,413	2002*

5

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.379766	11.784270	3.55%	164,864	2007
	11.116837	11.379766	2.37%	204,002	2006
	11.175360	11.116837	-0.52%	246,172	2005
	10.980997	11.175360	1.77%	267,848	2004
	10.674330	10.980997	2.87%	295,545	2003
	10.000000	10.674330	6.74%	103,583	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.582962	18.003641	15.53%	271,086	2007
	14.196665	15.582962	9.76%	301,097	2006
	12.355391	14.196665	14.90%	335,424	2005
	10.892311	12.355391	13.43%	290,431	2004
	8.625875	10.892311	26.27%	285,167	2003
	10.000000	8.625875	-13.74%	47,786	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.104191	14.068249	-0.25%	277,495	2007
	11.939023	14.104191	18.14%	318,702	2006
	11.480785	11.939023	3.99%	355,862	2005
	10.478495	11.480785	9.57%	379,230	2004
	8.181219	10.478495	28.08%	378,634	2003
	10.000000	8.181219	-18.19%	103,682	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.761115	13.424502	24.75%	89,756	2007
	10.250830	10.761115	4.98%	113,788	2006
	9.863726	10.250830	3.92%	128,441	2005
	9.710724	9.863726	1.58%	156,717	2004
	7.438044	9.710724	30.55%	147,848	2003
	10.000000	7.438044	-25.62%	46,247	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.442618	20.950635	13.60%	146,982	2007
	16.656755	18.442618	10.72%	167,428	2006
	14.328237	16.656755	16.25%	176,684	2005
	11.669146	14.328237	22.79%	172,620	2004
	8.568929	11.669146	36.18%	141,041	2003
	10.000000	8.568929	-14.31%	28,213	2002*

6

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.471611	18.990937	15.29%	103,644	2007
	14.193450	16.471611	16.05%	122,489	2006
	12.134679	14.193450	16.97%	129,891	2005
	10.871575	12.134679	11.62%	131,450	2004
	7.718273	10.871575	40.86%	125,825	2003
	10.000000	7.718273	-22.82%	18,909	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.991446	15.568771	3.85%	43,551	2007
	13.118986	14.991446	14.27%	49,443	2006
	13.002652	13.118986	0.89%	51,986	2005
	11.595844	13.002652	12.13%	63,975	2004
	7.480890	11.595844	55.01%	50,547	2003
	10.000000	7.480890	-25.19%	9,372	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.798006	17.559274	4.53%	307	2007
	15.395190	16.798006	9.27%	621	2006
	14.091268	15.395190	9.25%	2,975	2005
	12.178822	14.091268	15.70%	0	2004
	10.000000	12.178822	21.79%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.180267	10.505182	3.19%	41,045	2007
	9.918119	10.180267	2.64%	37,367	2006
	9.925486	9.918119	-0.07%	33,529	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.982579	11.845597	7.86%	58,208	2007
	10.899047	10.982579	0.77%	66,660	2006
	10.757186	10.899047	1.32%	66,577	2005
	9.548089	10.757186	12.66%	88,415	2004
	7.095730	9.548089	34.56%	102,629	2003
	10.000000	7.095730	-29.04%	33,029	2002*

7

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.817235	11.900970	0.71%	14,297	2007
	10.623119	11.817235	11.24%	21,879	2006
	10.267815	10.623119	3.46%	28,916	2005
	9.814754	10.267815	4.62%	38,365	2004
	7.467590	9.814754	31.43%	39,015	2003
	10.000000	7.467590	-25.32%	6,036	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.384752	15.243699	5.97%	62,868	2007
	12.118222	14.384752	18.70%	60,541	2006
	11.554980	12.118222	4.87%	58,289	2005
	10.216309	11.554980	13.10%	56,470	2004
	8.316953	10.216309	22.84%	55,242	2003
	10.000000	8.316953	-16.83%	21,048	2002*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.009236	13.868982	-1.00%	25,366	2007
	13.512331	14.009236	3.68%	29,452	2006
	13.331239	13.512331	1.36%	42,177	2005
	12.097415	13.331239	10.20%	50,567	2004
	9.820202	12.097415	23.19%	46,046	2003
	10.000000	9.820202	-1.80%	4,932	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.286513	14.082459	5.99%	1,897	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.608665	29.523513	43.26%	22,582	2007
	15.320839	20.608665	34.51%	17,428	2006
	11.739471	15.320839	30.51%	10,258	2005
	10.000000	11.739471	17.39%	3,700	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.243925	11.839860	5.30%	271,500	2007
	11.082319	11.243925	1.46%	284,668	2006
	10.921833	11.082319	1.47%	354,997	2005
	10.763977	10.921833	1.47%	392,647	2004
	10.737803	10.763977	0.24%	502,531	2003
	10.000000	10.737803	7.38%	233,061	2002*

8

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	13.022665	14.522885	11.52%	17,582	2007
	12.872588	13.022665	1.17%	23,869	2006
	12.052762	12.872588	6.80%	28,921	2005
	11.346316	12.052762	6.23%	43,446	2004
	8.422011	11.346316	34.72%	36,687	2003
	10.000000	8.422011	-15.78%	4,228	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.554601	11.992742	3.79%	187,776	2007
	11.049006	11.554601	4.58%	229,016	2006
	10.857746	11.049006	1.76%	239,630	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.354247	12.880912	4.26%	269,431	2007
	11.567555	12.354247	6.80%	297,966	2006
	11.239043	11.567555	2.92%	416,400	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	13.087664	13.619819	4.07%	593,736	2007
	11.931793	13.087664	9.69%	594,974	2006
	11.498473	11.931793	3.77%	693,155	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	14.040065	14.678830	4.55%	374,221	2007
	12.443859	14.040065	12.83%	376,790	2006
	11.798411	12.443859	5.47%	374,108	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.668581	15.308184	4.36%	25,555	2007
	12.741978	14.668581	15.12%	42,665	2006
	11.984875	12.741978	6.32%	25,424	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

9

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund-Class I - Q/NQ	11.342165	11.706507	3.21%	166,696	2007
	11.015384	11.342165	2.97%	267,963	2006
	10.892063	11.015384	1.13%	234,396	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001
	10.415808	10.878760	4.44%	305,545	2000
	10.085474	10.415808	3.28%	44,119	1999
	10.000000	10.085474	0.85%	0	1998*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.233886	15.408976	1.15%	28,401	2007
	12.634324	15.233886	20.58%	27,083	2006
	11.472337	12.634324	10.13%	15,801	2005
	10.000000	11.472337	14.72%	4,015	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.384324	12.277891	7.85%	20,259	2007
	11.222205	11.384324	1.44%	24,055	2006
	10.574593	11.222205	6.12%	64,122	2005
	9.486396	10.574593	11.47%	67,331	2004
	7.183813	9.486396	32.05%	64,557	2003
	10.000000	7.183813	-28.16%	9,627	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.738477	13.466777	-8.63%	57,154	2007
	12.777718	14.738477	15.35%	68,100	2006
	12.620719	12.777718	1.24%	79,168	2005
	10.951502	12.620719	15.24%	87,597	2004
	7.106598	10.951502	54.10%	77,263	2003
	10.000000	7.106598	-28.93%	8,708	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.392955	15.448028	0.36%	62,335	2007
	13.983395	15.392955	10.08%	79,170	2006
	12.674022	13.983395	10.33%	82,220	2005
	10.832244	12.674022	17.00%	91,746	2004
	7.820823	10.832244	38.51%	92,366	2003
	10.000000	7.820823	-21.79%	16,470	2002*

10

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.856668	13.662313	6.27%	18,469	2007
	11.509505	12.856668	11.70%	23,436	2006
	10.915815	11.509505	5.44%	32,115	2005
	10.117454	10.915815	7.89%	54,679	2004
	8.072743	10.117454	25.33%	54,768	2003
	10.000000	8.072743	-19.27%	27,261	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.464193	16.235926	20.59%	21,905	2007
	13.708128	13.464193	-1.78%	20,744	2006
	12.426323	13.708128	10.32%	22,490	2005
	11.219200	12.426323	10.76%	35,448	2004
	7.473837	11.219200	50.11%	72,741	2003
	10.000000	7.473837	-25.26%	1,605	2002*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.909639	14.333485	3.05%	54,832	2007
	13.469205	13.909639	3.27%	67,564	2006
	13.382009	13.469205	0.65%	51,791	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001
	10.238786	10.656316	4.08%	22,642	2000
	10.235484	10.238786	0.03%	510	1999
	10.000000	10.235484	2.35%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.622240	13.033423	12.14%	122,161	2007
	10.957073	11.622240	6.07%	134,904	2006
	10.607665	10.957073	3.29%	159,469	2005
	10.100930	10.607665	5.02%	181,410	2004
	7.846634	10.100930	28.73%	170,764	2003
	10.000000	7.846634	-21.53%	82,995	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.782493	22.813666	4.73%	63,883	2007
	18.789648	21.782493	15.93%	74,463	2006
	16.682960	18.789648	12.63%	90,485	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

11

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.465548	17.203425	4.48%	57,999	2007
	14.242554	16.465548	15.61%	64,268	2006
	12.676481	14.242554	12.35%	86,558	2005
	10.825747	12.676481	17.10%	96,835	2004
	7.693100	10.825747	40.72%	108,002	2003
	10.000000	7.693100	-23.07%	50,265	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.681136	13.008420	2.58%	118,510	2007
	11.218100	12.681136	13.04%	135,454	2006
	10.770154	11.218100	4.16%	146,543	2005
	10.017952	10.770154	7.51%	194,183	2004
	8.043815	10.017952	24.54%	187,335	2003
	10.000000	8.043815	-19.56%	54,541	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.502304	14.569023	7.90%	94,771	2007
	12.782701	13.502304	5.63%	96,380	2006
	12.662897	12.782701	0.95%	66,402	2005
	11.855797	12.662897	6.81%	68,912	2004
	10.273465	11.855797	15.40%	73,457	2003
	10.000000	10.273465	2.73%	9,594	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.827538	11.220751	3.63%	20,066	2007
	10.614013	10.827538	2.01%	14,172	2006
	10.367358	10.614013	2.38%	4,579	2005
	10.113318	10.367358	2.51%	6,467	2004
	10.000000	10.113318	1.13%	2,279	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.669761	30.767842	-18.32%	30,221	2007
	27.701981	37.669761	35.98%	36,664	2006
	24.025710	27.701981	15.30%	41,543	2005
	17.882880	24.025710	34.35%	90,767	2004
	13.202435	17.882880	35.45%	106,953	2003
	13.509845	13.202435	-2.28%	74,898	2002
	12.487759	13.509845	8.18%	37,313	2001
	10.000000	12.487759	3.88%	8,847	2000*

12

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	14.051649	13.517502	-3.80%	221,601	2007
	12.292691	14.051649	14.31%	238,642	2006
	11.986734	12.292691	2.55%	249,423	2005
	10.363180	11.986734	15.67%	256,478	2004
	8.045373	10.363180	28.81%	239,800	2003
	10.000000	8.045373	-19.55%	79,811	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.247039	11.772279	14.88%	35,039	2007
	10.136607	10.247039	1.09%	37,346	2006
	9.560304	10.136607	6.03%	38,633	2005
	9.089863	9.560304	5.18%	41,539	2004
	7.264250	9.089863	25.13%	41,715	2003
	10.000000	7.264250	-27.36%	17,863	2002*

13

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.518519	12.491500	-0.22%	0	2007
	11.258131	12.518519	11.20%	0	2006
	10.846141	11.258131	3.80%	0	2005
	9.939550	10.846141	9.12%	0	2004
	7.574259	9.939550	31.23%	0	2003
	10.000000	7.574259	-24.26%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006
	10.553235	11.281422	6.90%	0	2005
	10.080964	10.553235	4.68%	0	2004
	7.926380	10.080964	27.18%	0	2003
	10.000000	7.926380	-20.74%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006
	11.033112	11.869134	7.58%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.785178	11.453613	6.20%	0	2007
	10.000000	10.785178	7.85%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.303414	13.732613	3.23%	0	2007
	11.550521	13.303414	15.18%	0	2006
	11.216339	11.550521	2.98%	0	2005
	10.243394	11.216339	9.50%	0	2004
	7.871229	10.243394	30.14%	0	2003
	10.000000	7.871229	-21.29%	0	2002*

14

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.205406	12.532541	11.84%	0	2007
	11.454788	11.205406	-2.18%	0	2006
	10.130851	11.454788	13.07%	0	2005
	9.497750	10.130851	6.67%	0	2004
	7.819899	9.497750	21.46%	0	2003
	10.000000	7.819899	-21.80%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.845911	15.837244	-0.05%	0	2007
	14.093219	15.845911	12.44%	0	2006
	13.424248	14.093219	4.98%	0	2005
	11.451294	13.424248	17.23%	0	2004
	8.255533	11.451294	38.71%	0	2003
	10.000000	8.255533	-17.44%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.668817	13.397474	-1.99%	0	2007
	11.885091	13.668817	15.01%	0	2006
	11.549918	11.885091	2.90%	0	2005
	10.421311	11.549918	10.83%	0	2004
	8.193557	10.421311	27.19%	0	2003
	10.000000	8.193557	-18.06%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.138513	12.060718	18.96%	0	2007
	10.658897	10.138513	-4.88%	0	2006
	10.616582	10.658897	0.40%	0	2005
	9.751083	10.616582	8.88%	0	2004
	7.936500	9.751083	22.86%	0	2003
	10.000000	7.936500	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.783020	13.780002	-6.78%	0	2007
	12.674837	14.783020	16.63%	0	2006
	12.277799	12.674837	3.23%	0	2005
	10.922844	12.277799	12.40%	0	2004
	8.613134	10.922844	26.82%	0	2003
	10.000000	8.613134	-13.87%	0	2002*

15

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.643627	11.472534	7.79%	0	2007
	10.641817	10.643627	0.02%	0	2006
	10.642589	10.641817	-0.01%	0	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.606112	11.223336	5.82%	0	2007
	9.886993	10.606112	7.27%	0	2006
	9.716507	9.886993	1.75%	0	2005
	9.316163	9.716507	4.30%	0	2004
	7.524913	9.316163	23.80%	0	2003
	10.000000	7.524913	-24.75%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.030640	12.654653	5.19%	0	2007
	10.515227	12.030640	14.41%	0	2006
	10.257916	10.515227	2.51%	0	2005
	9.942517	10.257916	3.17%	0	2004
	8.358141	9.942517	18.96%	0	2003
	10.000000	8.358141	-16.42%	0	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.881245	11.429858	-11.27%	0	2007
	11.231934	12.881245	14.68%	0	2006
	10.888222	11.231934	3.16%	0	2005
	10.100026	10.888222	7.80%	0	2004
	8.057662	10.100026	25.35%	0	2003
	10.000000	8.057662	-19.42%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.938265	12.885335	7.93%	0	2007
	10.472857	11.938265	13.99%	0	2006
	10.459953	10.472857	0.12%	0	2005
	9.919368	10.459953	5.45%	0	2004
	8.133388	9.919368	21.96%	0	2003
	10.000000	8.133388	-18.67%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.680682	13.896495	1.58%	0	2007
	12.567410	13.680682	8.86%	0	2006
	12.481232	12.567410	0.69%	0	2005
	11.508408	12.481232	8.45%	0	2004
	9.597853	11.508408	19.91%	0	2003
	10.000000	9.597853	-4.02%	0	2002*

16

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.352877	11.750426	3.50%	0	2007
	11.096183	11.352877	2.31%	0	2006
	11.160248	11.096183	-0.57%	0	2005
	10.971715	11.160248	1.72%	0	2004
	10.670712	10.971715	2.82%	0	2003
	10.000000	10.670712	6.71%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.546091	17.951894	15.48%	0	2007
	14.170239	15.546091	9.71%	0	2006
	12.338636	14.170239	14.84%	0	2005
	10.883065	12.338636	13.37%	0	2004
	8.622934	10.883065	26.21%	0	2003
	10.000000	8.622934	-13.77%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.070843	14.027823	-0.31%	0	2007
	11.916823	14.070843	18.08%	0	2006
	11.465236	11.916823	3.94%	0	2005
	10.469614	11.465236	9.51%	0	2004
	8.178436	10.469614	28.01%	0	2003
	10.000000	8.178436	-18.22%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.735668	13.385926	24.69%	0	2007
	10.231766	10.735668	4.92%	0	2006
	9.850364	10.231766	3.87%	0	2005
	9.702496	9.850364	1.52%	0	2004
	7.435510	9.702496	30.49%	0	2003
	10.000000	7.435510	-25.64%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.399031	20.890455	13.54%	0	2007
	16.625805	18.399031	10.67%	0	2006
	14.308843	16.625805	16.19%	0	2005
	11.659260	14.308843	22.73%	0	2004
	8.566019	11.659260	36.11%	0	2003
	10.000000	8.566019	-14.34%	0	2002*

17

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.432655	18.936364	15.24%	0	2007
	14.167056	16.432655	15.99%	0	2006
	12.118243	14.167056	16.91%	0	2005
	10.862364	12.118243	11.56%	0	2004
	7.715652	10.862364	40.78%	0	2003
	10.000000	7.715652	-22.84%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.955971	15.524014	3.80%	0	2007
	13.094574	14.955971	14.22%	0	2006
	12.985028	13.094574	0.84%	0	2005
	11.586011	12.985028	12.08%	0	2004
	7.478338	11.586011	54.93%	0	2003
	10.000000	7.478338	-25.22%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.766841	17.517750	4.48%	0	2007
	15.374397	16.766841	9.21%	0	2006
	14.079355	15.374397	9.20%	0	2005
	12.174698	14.079355	15.64%	0	2004
	10.000000	12.174698	21.75%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.956643	11.811587	7.80%	0	2007
	10.878815	10.956643	0.72%	0	2006
	10.742648	10.878815	1.27%	0	2005
	9.540022	10.742648	12.61%	0	2004
	7.093323	9.540022	34.49%	0	2003
	10.000000	7.093323	-29.07%	0	2002*

18

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.789286	11.866764	0.66%	0	2007
	10.603367	11.789286	11.18%	0	2006
	10.253913	10.603367	3.41%	0	2005
	9.806445	10.253913	4.56%	0	2004
	7.465046	9.806445	31.36%	0	2003
	10.000000	7.465046	-25.35%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	0	2006
	11.539319	12.095679	4.82%	0	2005
	10.207647	11.539319	13.05%	0	2004
	8.314121	10.207647	22.77%	0	2003
	10.000000	8.314121	-16.86%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006
	13.313175	13.487189	1.31%	0	2005
	12.087159	13.313175	10.14%	0	2004
	9.816866	12.087159	23.13%	0	2003
	10.000000	9.816866	-1.83%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.580914	29.468725	43.18%	0	2007
	15.307966	20.580914	34.45%	0	2006
	11.735542	15.307966	30.44%	0	2005
	10.000000	11.735542	17.36%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.217363	11.805871	5.25%	0	2007
	11.061737	11.217363	1.41%	0	2006
	10.907067	11.061737	1.42%	0	2005
	10.754884	10.907067	1.42%	0	2004
	10.734170	10.754884	0.19%	0	2003
	10.000000	10.734170	7.34%	0	2002*

19

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.990119	14.479203	11.46%	0	2007
	12.846932	12.990119	1.11%	0	2006
	12.034828	12.846932	6.75%	0	2005
	11.335187	12.034828	6.17%	0	2004
	8.418014	11.335187	34.65%	7,105	2003
	10.000000	8.418014	-15.82%	7,105	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003
	10.000000	9.905214	-0.95%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.323405	12.842197	4.21%	0	2007
	11.544509	12.323405	6.75%	0	2006
	11.222329	11.544509	2.87%	0	2005
	10.637462	11.222329	5.50%	0	2004
	9.503076	10.637462	11.94%	0	2003
	10.000000	9.503076	-4.97%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	0	2006
	11.481376	11.908017	3.72%	0	2005
	10.646835	11.481376	7.84%	0	2004
	9.008104	10.646835	18.19%	0	2003
	10.000000	9.008104	-9.92%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003
	10.000000	8.562027	-14.38%	0	2002*

20

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003
	10.000000	8.211169	-17.89%	0	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	11.294770	11.651639	3.16%	0	2007
	10.974911	11.294770	2.91%	0	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	14,220	2004
	11.042864	10.939717	-0.93%	23,118	2003
	11.082465	11.042864	-0.36%	22,828	2002
	10.866357	11.082465	1.99%	14,851	2001
	10.409189	10.866357	4.39%	5,236	2000
	10.084183	10.409189	3.22%	0	1999
	10.000000	10.084183	0.84%	0	1998*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.213340	15.380343	1.10%	0	2007
	12.623671	15.213340	20.51%	0	2006
	11.468479	12.623671	10.07%	0	2005
	10.000000	11.468479	14.68%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.357407	12.242605	7.79%	0	2007
	11.201349	11.357407	1.39%	0	2006
	10.560288	11.201349	6.07%	0	2005
	9.478374	10.560288	11.41%	0	2004
	7.181370	9.478374	31.99%	0	2003
	10.000000	7.181370	-28.19%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.703631	13.428075	-8.68%	0	2007
	12.753964	14.703631	15.29%	0	2006
	12.603640	12.753964	1.19%	0	2005
	10.942237	12.603640	15.18%	0	2004
	7.104185	10.942237	54.03%	0	2003
	10.000000	7.104185	-28.96%	0	2002*

21

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.356562	15.403638	0.31%	0	2007
	13.957396	15.356562	10.02%	0	2006
	12.656864	13.957396	10.28%	0	2005
	10.823074	12.656864	16.94%	0	2004
	7.818163	10.823074	38.44%	0	2003
	10.000000	7.818163	-21.82%	0	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.826251	13.623025	6.21%	0	2007
	11.488107	12.826251	11.65%	0	2006
	10.901041	11.488107	5.39%	0	2005
	10.108883	10.901041	7.84%	0	2004
	8.069994	10.108883	25.27%	0	2003
	10.000000	8.069994	-19.30%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.430555	16.187096	20.52%	0	2007
	13.680809	13.430555	-1.83%	0	2006
	12.407830	13.680809	10.26%	0	2005
	11.208181	12.407830	10.70%	0	2004
	7.470286	11.208181	50.04%	0	2003
	10.000000	7.470286	-25.30%	0	2002*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.851522	14.266311	2.99%	0	2007
	13.419727	13.851522	3.22%	0	2006
	13.339610	13.419727	0.60%	0	2005
	12.718597	13.339610	4.88%	2,274	2004
	11.522667	12.718597	10.38%	3,083	2003
	10.917216	11.522667	5.55%	2,344	2002
	10.644186	10.917216	2.57%	1,131	2001
	10.232296	10.644186	4.03%	988	2000
	10.234182	10.232296	-0.02%	0	1999
	10.000000	10.234182	2.34%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.594759	12.995970	12.08%	0	2007
	10.936704	11.594759	6.02%	0	2006
	10.593310	10.936704	3.24%	0	2005
	10.092385	10.593310	4.96%	0	2004
	7.843957	10.092385	28.66%	0	2003
	10.000000	7.843957	-21.56%	0	2002*

22

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.426621	17.153994	4.43%	0	2007
	14.216075	16.426621	15.55%	0	2006
	12.659315	14.216075	12.30%	0	2005
	10.816571	12.659315	17.04%	0	2004
	7.690485	10.816571	40.65%	0	2003
	10.000000	7.690485	-23.10%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.651166	12.971060	2.53%	0	2007
	11.197248	12.651166	12.98%	0	2006
	10.755578	11.197248	4.11%	0	2005
	10.009487	10.755578	7.45%	0	2004
	8.041083	10.009487	24.48%	0	2003
	10.000000	8.041083	-19.59%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.470366	14.527136	7.85%	0	2007
	12.758932	13.470366	5.58%	0	2006
	12.645755	12.758932	0.89%	0	2005
	11.845764	12.645755	6.75%	0	2004
	10.269985	11.845764	15.34%	0	2003
	10.000000	10.269985	2.70%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.807431	11.194198	3.58%	0	2007
	10.599662	10.807431	1.96%	0	2006
	10.358581	10.599662	2.33%	0	2005
	10.109894	10.358581	2.46%	0	2004
	10.000000	10.109894	1.10%	0	2003*

23

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.512402	30.623664	-18.36%	0	2007
	27.600208	37.512402	35.91%	0	2006
	23.949574	27.600208	15.24%	0	2005
	17.835262	23.949574	34.28%	2,257	2004
	13.173972	17.835262	35.38%	0	2003
	13.487571	13.173972	-2.33%	0	2002
	12.473542	13.487571	8.13%	0	2001
	10.000000	12.473542	3.87%	0	2000*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	14.018460	13.478689	-3.85%	0	2007
	12.269854	14.018460	14.25%	0	2006
	11.970512	12.269854	2.50%	0	2005
	10.354396	11.970512	15.61%	0	2004
	8.042642	10.354396	28.74%	0	2003
	10.000000	8.042642	-19.57%	0	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.222847	11.738501	14.83%	0	2007
	10.117798	10.222847	1.04%	0	2006
	9.547383	10.117798	5.97%	0	2005
	9.082173	9.547383	5.12%	0	2004
	7.261782	9.082173	25.07%	0	2003
	10.000000	7.261782	-27.38%	0	2002*

24

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.488897	12.455580	-0.27%	27,478	2007
	11.237173	12.488897	11.14%	30,253	2006
	10.831432	11.237173	3.75%	33,286	2005
	9.931125	10.831432	9.07%	38,638	2004
	7.571682	9.931125	31.16%	30,189	2003
	10.000000	7.571682	-24.28%	11,372	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.752005	12.919640	9.94%	8,400	2007
	11.260416	11.752005	4.37%	9,480	2006
	10.538914	11.260416	6.85%	9,872	2005
	10.072411	10.538914	4.63%	15,205	2004
	7.923682	10.072411	27.12%	19,158	2003
	10.000000	7.923682	-20.76%	2,492	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.567015	14.756829	8.77%	2,689	2007
	11.859145	13.567015	14.40%	2,751	2006
	11.029409	11.859145	7.52%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.781507	11.443855	6.14%	9,904	2007
	10.000000	10.781507	7.82%	9,906	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.271951	13.693131	3.17%	17,913	2007
	11.529041	13.271951	15.12%	42,327	2006
	11.201154	11.529041	2.93%	49,084	2005
	10.234720	11.201154	9.44%	55,832	2004
	7.868551	10.234720	30.07%	43,497	2003
	10.000000	7.868551	-21.31%	13,115	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.178886	12.496500	11.79%	11,815	2007
	11.433475	11.178886	-2.23%	14,322	2006
	10.117119	11.433475	13.01%	15,748	2005
	9.489685	10.117119	6.61%	12,970	2004
	7.817233	9.489685	21.39%	12,405	2003
	10.000000	7.817233	-21.83%	2,885	2002*

25

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.808460	15.791750	-0.11%	10,656	2007
	14.067026	15.808460	12.38%	9,719	2006
	13.406089	14.067026	4.93%	11,355	2005
	11.441603	13.406089	17.17%	13,773	2004
	8.252730	11.441603	38.64%	12,594	2003
	10.000000	8.252730	-17.47%	4,067	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.636436	13.358897	-2.04%	8,475	2007
	11.862952	13.636436	14.95%	8,079	2006
	11.534252	11.862952	2.85%	10,506	2005
	10.412460	11.534252	10.77%	12,745	2004
	8.190764	10.412460	27.12%	10,554	2003
	10.000000	8.190764	-18.09%	4,467	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.114482	12.025985	18.90%	9,516	2007
	10.639033	10.114482	-4.93%	9,850	2006
	10.602172	10.639033	0.35%	8,584	2005
	9.742800	10.602172	8.82%	6,860	2004
	7.933801	9.742800	22.80%	7,018	2003
	10.000000	7.933801	-20.66%	5,776	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.748092	13.740417	-6.83%	32,451	2007
	12.651290	14.748092	16.57%	32,928	2006
	12.261200	12.651290	3.18%	35,974	2005
	10.913608	12.261200	12.35%	35,082	2004
	8.610209	10.913608	26.75%	34,593	2003
	10.000000	8.610209	-13.90%	7,353	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.623823	11.445340	7.73%	1,723	2007
	10.627401	10.623823	-0.03%	2,391	2006
	10.633557	10.627401	-0.06%	6,348	2005
	10.213008	10.633557	4.12%	13,758	2004
	10.000000	10.213008	2.13%	0	2003*

26

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.581034	11.191080	5.77%	410	2007
	9.868612	10.581034	7.22%	411	2006
	9.703350	9.868612	1.70%	401	2005
	9.308274	9.703350	4.24%	390	2004
	7.522347	9.308274	23.74%	393	2003
	10.000000	7.522347	-24.78%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.002182	12.618271	5.13%	33,433	2007
	10.495668	12.002182	14.35%	34,032	2006
	10.244021	10.495668	2.46%	41,282	2005
	9.934099	10.244021	3.12%	37,006	2004
	8.355301	9.934099	18.90%	28,686	2003
	10.000000	8.355301	-16.45%	12,734	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.850809	11.397031	-11.31%	0	2007
	11.211070	12.850809	14.63%	0	2006
	10.873504	11.211070	3.10%	0	2005
	10.091486	10.873504	7.75%	928	2004
	8.054925	10.091486	25.28%	0	2003
	10.000000	8.054925	-19.45%	3,432	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.910009	12.848275	7.88%	22,398	2007
	10.453364	11.910009	13.93%	23,577	2006
	10.445777	10.453364	0.07%	26,552	2005
	9.910964	10.445777	5.40%	28,037	2004
	8.130621	9.910964	21.90%	26,703	2003
	10.000000	8.130621	-18.69%	17,857	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.648331	13.856550	1.53%	15,695	2007
	12.544040	13.648331	8.80%	19,447	2006
	12.464328	12.544040	0.64%	22,363	2005
	11.498664	12.464328	8.40%	21,438	2004
	9.594594	11.498664	19.85%	24,333	2003
	10.000000	9.594594	-4.05%	2,619	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.326011	11.716643	3.45%	56,886	2007
	11.075534	11.326011	2.26%	57,370	2006
	11.145122	11.075534	-0.62%	63,635	2005
	10.962410	11.145122	1.67%	75,141	2004
	10.667089	10.962410	2.77%	82,834	2003
	10.000000	10.667089	6.67%	20,435	2002*

27

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.509334	17.900300	15.42%	57,639	2007
	14.143894	15.509334	9.65%	59,105	2006
	12.321923	14.143894	14.79%	68,358	2005
	10.873845	12.321923	13.32%	84,276	2004
	8.619998	10.873845	26.15%	74,257	2003
	10.000000	8.619998	-13.80%	30,068	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.037589	13.987522	-0.36%	74,747	2007
	11.894677	14.037589	18.02%	101,156	2006
	11.449724	11.894677	3.89%	105,686	2005
	10.460761	11.449724	9.45%	119,510	2004
	8.175659	10.460761	27.95%	117,089	2003
	10.000000	8.175659	-18.24%	30,365	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.710276	13.347455	24.62%	32,520	2007
	10.212745	10.710276	4.87%	59,603	2006
	9.837025	10.212745	3.82%	64,956	2005
	9.694281	9.837025	1.47%	65,401	2004
	7.432981	9.694281	30.42%	68,902	2003
	10.000000	7.432981	-25.67%	18,166	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.355534	20.830428	13.48%	51,195	2007
	16.594901	18.355534	10.61%	57,192	2006
	14.289475	16.594901	16.13%	59,467	2005
	11.649387	14.289475	22.66%	60,235	2004
	8.563111	11.649387	36.04%	53,792	2003
	10.000000	8.563111	-14.37%	17,590	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.393793	18.881927	15.18%	37,838	2007
	14.140716	16.393793	15.93%	40,641	2006
	12.101842	14.140716	16.85%	44,425	2005
	10.853168	12.101842	11.51%	29,882	2004
	7.713021	10.853168	40.71%	27,804	2003
	10.000000	7.713021	-22.87%	12,120	2002*

28

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.920617	15.479408	3.75%	9,180	2007
	13.070238	14.920617	14.16%	9,950	2006
	12.967456	13.070238	0.79%	11,325	2005
	11.576207	12.967456	12.02%	15,647	2004
	7.475794	11.576207	54.85%	12,382	2003
	10.000000	7.475794	-25.24%	9,559	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.735656	17.476239	4.43%	437	2007
	15.353585	16.735656	9.16%	437	2006
	14.067422	15.353585	9.14%	437	2005
	12.170561	14.067422	15.59%	437	2004
	10.000000	12.170561	21.71%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.142483	10.455501	3.09%	3,973	2007
	9.891322	10.142483	2.54%	2,830	2006
	9.908686	9.891322	-0.18%	11,781	2005
	9.991948	9.908686	-0.83%	7,097	2004
	10.000000	9.991948	-0.08%	70	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.930691	11.777582	7.75%	15,780	2007
	10.858547	10.930691	0.66%	17,916	2006
	10.728060	10.858547	1.22%	18,823	2005
	9.531914	10.728060	12.55%	24,335	2004
	7.090900	9.531914	34.42%	21,927	2003
	10.000000	7.090900	-29.09%	12,944	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.761391	11.832637	0.61%	6,093	2007
	10.583635	11.761391	11.13%	7,208	2006
	10.240021	10.583635	3.36%	7,595	2005
	9.798136	10.240021	4.51%	7,820	2004
	7.462500	9.798136	31.30%	7,834	2003
	10.000000	7.462500	-25.38%	947	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.316771	15.156167	5.86%	13,207	2007
	12.073182	14.316771	18.58%	15,074	2006
	11.523692	12.073182	4.77%	13,996	2005
	10.198999	11.523692	12.99%	14,935	2004
	8.311294	10.198999	22.71%	15,548	2003
	10.000000	8.311294	-16.89%	7,967	2002*

29

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.943023	13.789344	-1.10%	4,650	2007
	13.462114	13.943023	3.57%	4,576	2006
	13.295147	13.462114	1.26%	5,242	2005
	12.076923	13.295147	10.09%	5,547	2004
	9.813529	12.076923	23.06%	5,383	2003
	10.000000	9.813529	-1.86%	3,000	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.250742	14.030202	5.88%	5,058	2007
	11.842802	13.250742	11.89%	5,832	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.553200	29.414021	43.11%	6,526	2007
	15.295088	20.553200	34.38%	4,181	2006
	11.731602	15.295088	30.38%	1,368	2005
	10.000000	11.731602	17.32%	918	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.190814	11.771918	5.19%	81,057	2007
	11.041144	11.190814	1.36%	73,008	2006
	10.892284	11.041144	1.37%	65,990	2005
	10.745764	10.892284	1.36%	77,237	2004
	10.730525	10.745764	0.14%	93,995	2003
	10.000000	10.730525	7.31%	32,114	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.957635	14.435626	11.41%	5,311	2007
	12.821314	12.957635	1.06%	5,315	2006
	12.016920	12.821314	6.69%	6,062	2005
	11.324074	12.016920	6.12%	7,588	2004
	8.414030	11.324074	34.59%	7,531	2003
	10.000000	8.414030	-15.86%	1,485	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.496915	11.920695	3.69%	39,690	2007
	11.004985	11.496915	4.47%	43,272	2006
	10.825457	11.004985	1.66%	47,271	2005
	10.512395	10.825457	2.98%	52,308	2004
	9.900522	10.512395	6.18%	71,599	2003
	10.000000	9.900522	-0.99%	13,958	2002*

30

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.292621	12.803569	4.16%	63,364	2007
	11.521507	12.292621	6.69%	92,378	2006
	11.205635	11.521507	2.82%	119,332	2005
	10.627027	11.205635	5.44%	139,948	2004
	9.498578	10.627027	11.88%	166,895	2003
	10.000000	9.498578	-5.01%	69,835	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	13.022333	13.538003	3.96%	174,130	2007
	11.884255	13.022333	9.58%	170,621	2006
	11.464275	11.884255	3.66%	169,658	2005
	10.636383	11.464275	7.78%	175,503	2004
	9.003831	10.636383	18.13%	187,606	2003
	10.000000	9.003831	-9.96%	21,154	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.969982	14.590644	4.44%	88,966	2007
	12.394286	13.969982	12.71%	99,933	2006
	11.763314	12.394286	5.36%	104,556	2005
	10.664866	11.763314	10.30%	127,348	2004
	8.557964	10.664866	24.62%	110,693	2003
	10.000000	8.557964	-14.42%	77,400	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.595369	15.216240	4.25%	22,768	2007
	12.691229	14.595369	15.00%	16,334	2006
	11.949230	12.691229	6.21%	16,987	2005
	10.649717	11.949230	12.20%	38,876	2004
	8.207270	10.649717	29.76%	22,586	2003
	10.000000	8.207270	-17.93%	8,896	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	11.247554	11.597006	3.11%	131,772	2007
	10.934570	11.247554	2.86%	54,422	2006
	10.823110	10.934570	1.03%	46,569	2005
	10.910569	10.823110	-0.80%	63,901	2004
	11.019038	10.910569	-0.98%	76,812	2003
	11.064171	11.019038	-0.41%	79,347	2002
	10.853962	11.064171	1.94%	4,955	2002*

31

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.192857	15.351794	1.05%	14,863	2007
	12.613064	15.192857	20.45%	13,886	2006
	11.464644	12.613064	10.02%	11,715	2005
	10.000000	11.464644	14.65%	10,631	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.330521	12.207386	7.74%	3,475	2007
	11.180501	11.330521	1.34%	3,945	2006
	10.545963	11.180501	6.02%	3,971	2005
	9.470327	10.545963	11.36%	3,986	2004
	7.178926	9.470327	31.92%	3,771	2003
	10.000000	7.178926	-28.21%	383	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.668850	13.389464	-8.72%	15,622	2007
	12.730241	14.668850	15.23%	13,988	2006
	12.586559	12.730241	1.14%	13,055	2005
	10.932961	12.586559	15.12%	17,476	2004
	7.101763	10.932961	53.95%	13,711	2003
	10.000000	7.101763	-28.98%	1,109	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.320254	15.359373	0.26%	43,885	2007
	13.931456	15.320254	9.97%	42,878	2006
	12.639747	13.931456	10.22%	43,815	2005
	10.813918	12.639747	16.88%	44,817	2004
	7.815510	10.813918	38.36%	45,927	2003
	10.000000	7.815510	-21.84%	26,889	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.795904	13.583845	6.16%	11,971	2007
	11.466729	12.795904	11.59%	14,373	2006
	10.886267	11.466729	5.33%	9,444	2005
	10.100315	10.886267	7.78%	10,775	2004
	8.067253	10.100315	25.20%	11,936	2003
	10.000000	8.067253	-19.33%	9,258	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.396993	16.138401	20.46%	3,309	2007
	13.653538	13.396993	-1.88%	4,823	2006
	12.389373	13.653538	10.20%	4,880	2005
	11.197192	12.389373	10.65%	8,196	2004
	7.466744	11.197192	49.96%	6,417	2003
	10.000000	7.466744	-25.33%	825	2002*

32

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.793632	14.199439	2.94%	33,515	2007
	13.370415	13.793632	3.17%	31,776	2006
	13.297326	13.370415	0.55%	21,146	2005
	12.684724	13.297326	4.83%	23,746	2004
	11.497820	12.684724	10.32%	23,238	2003
	10.899202	11.497820	5.49%	8,752	2002
	10.632058	10.899202	2.51%	1,839	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.567336	12.958611	12.03%	55,234	2007
	10.916363	11.567336	5.96%	57,742	2006
	10.578963	10.916363	3.19%	66,277	2005
	10.083838	10.578963	4.91%	67,938	2004
	7.841294	10.083838	28.60%	65,325	2003
	10.000000	7.841294	-21.59%	28,146	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.701631	22.705776	4.63%	29,241	2007
	18.738865	21.701631	15.81%	31,013	2006
	16.654730	18.738865	12.51%	30,917	2005
	14.199720	16.654730	17.29%	37,334	2004
	10.000000	14.199720	42.00%	30,849	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.387799	17.104717	4.37%	42,937	2007
	14.189657	16.387799	15.49%	44,655	2006
	12.642183	14.189657	12.24%	48,044	2005
	10.807412	12.642183	16.98%	62,281	2004
	7.687867	10.807412	40.58%	78,672	2003
	10.000000	7.687867	-23.12%	54,038	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.621242	12.933758	2.48%	39,111	2007
	11.176425	12.621242	12.93%	41,382	2006
	10.741008	11.176425	4.05%	38,166	2005
	10.000996	10.741008	7.40%	37,499	2004
	8.038347	10.000996	24.42%	39,235	2003
	10.000000	8.038347	-19.62%	26,288	2002*

33

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.438522	14.485394	7.79%	58,209	2007
	12.735209	13.438522	5.52%	48,532	2006
	12.628641	12.735209	0.84%	38,928	2005
	11.835746	12.628641	6.70%	54,005	2004
	10.266502	11.835746	15.29%	65,904	2003
	10.000000	10.266502	2.67%	9,402	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.787340	11.167683	3.53%	4,142	2007
	10.585324	10.787340	1.91%	4,730	2006
	10.349803	10.585324	2.28%	3,233	2005
	10.106459	10.349803	2.41%	4,816	2004
	10.000000	10.106459	1.06%	304	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.355760	30.480206	-18.41%	11,979	2007
	27.498873	37.355760	35.84%	14,217	2006
	23.873713	27.498873	15.18%	19,309	2005
	17.787794	23.873713	34.21%	25,529	2004
	13.145572	17.787794	35.31%	24,878	2003
	13.465327	13.145572	-2.37%	18,139	2002
	12.459341	13.465327	8.07%	1,514	2001*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.985266	13.439897	-3.90%	110,308	2007
	12.247014	13.985266	14.19%	113,594	2006
	11.954278	12.247014	2.45%	122,502	2005
	10.345615	11.954278	15.55%	130,451	2004
	8.039898	10.345615	28.68%	120,801	2003
	10.000000	8.039898	-19.60%	60,232	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.198669	11.704761	14.77%	23,344	2007
	10.098983	10.198669	0.99%	23,529	2006
	9.534454	10.098983	5.92%	22,424	2005
	9.074483	9.534454	5.07%	23,973	2004
	7.259311	9.074483	25.00%	22,625	2003
	10.000000	7.259311	-27.41%	15,085	2002*

34

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.459349	12.419754	-0.32%	119,166	2007
	11.216270	12.459349	11.08%	164,478	2006
	10.816768	11.216270	3.69%	181,850	2005
	9.922706	10.816768	9.01%	173,085	2004
	7.569105	9.922706	31.09%	174,394	2003
	10.000000	7.569105	-24.31%	73,997	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.724195	12.882480	9.88%	10,119	2007
	11.239473	11.724195	4.31%	16,417	2006
	10.524645	11.239473	6.79%	19,838	2005
	10.063881	10.524645	4.58%	19,412	2004
	7.920987	10.063881	27.05%	22,433	2003
	10.000000	7.920987	-20.79%	14,447	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.548699	14.729381	8.71%	5,356	2007
	11.849141	13.548699	14.34%	5,592	2006
	11.025694	11.849141	7.47%	6,303	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.777823	11.434100	6.09%	26,773	2007
	10.000000	10.777823	7.78%	34,778	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.240528	13.653741	3.12%	39,313	2007
	11.507574	13.240528	15.06%	46,952	2006
	11.185969	11.507574	2.88%	64,664	2005
	10.226046	11.185969	9.39%	76,081	2004
	7.865875	10.226046	30.01%	56,557	2003
	10.000000	7.865875	-21.34%	11,687	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.152425	12.460555	11.73%	96,945	2007
	11.412206	11.152425	-2.28%	105,753	2006
	10.103416	11.412206	12.95%	113,038	2005
	9.481651	10.103416	6.56%	137,931	2004
	7.814576	9.481651	21.33%	143,570	2003
	10.000000	7.814576	-21.85%	29,198	2002*

35

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.771065	15.746345	-0.16%	48,190	2007
	14.040862	15.771065	12.32%	91,847	2006
	13.387932	14.040862	4.88%	97,837	2005
	11.431916	13.387932	17.11%	95,551	2004
	8.249926	11.431916	38.57%	109,082	2003
	10.000000	8.249926	-17.50%	28,024	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.604193	13.320515	-2.09%	36,977	2007
	11.840884	13.604193	14.89%	45,517	2006
	11.518631	11.840884	2.80%	51,375	2005
	10.403643	11.518631	10.72%	59,867	2004
	8.187977	10.403643	27.06%	57,111	2003
	10.000000	8.187977	-18.12%	27,285	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.090559	11.991420	18.84%	25,109	2007
	10.619246	10.090559	-4.98%	39,669	2006
	10.587818	10.619246	0.30%	51,506	2005
	9.734546	10.587818	8.77%	53,432	2004
	7.931102	9.734546	22.74%	56,874	2003
	10.000000	7.931102	-20.69%	21,475	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.713186	13.700897	-6.88%	64,956	2007
	12.627738	14.713186	16.51%	64,001	2006
	12.244581	12.627738	3.13%	74,733	2005
	10.904362	12.244581	12.29%	78,405	2004
	8.607283	10.904362	26.69%	78,320	2003
	10.000000	8.607283	-13.93%	34,348	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.604050	11.418201	7.68%	2,911	2007
	10.612998	10.604050	-0.08%	3,351	2006
	10.624530	10.612998	-0.11%	4,934	2005
	10.209525	10.624530	4.06%	61,587	2004
	10.000000	10.209525	2.10%	41,832	2003*

36

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.555980	11.158881	5.71%	2,729	2007
	9.850240	10.555980	7.16%	4,160	2006
	9.690192	9.850240	1.65%	8,535	2005
	9.300371	9.690192	4.19%	8,981	2004
	7.519787	9.300371	23.68%	5,012	2003
	10.000000	7.519787	-24.80%	3,885	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.973760	12.581969	5.08%	31,277	2007
	10.476127	11.973760	14.30%	38,372	2006
	10.230139	10.476127	2.40%	43,872	2005
	9.925679	10.230139	3.07%	46,673	2004
	8.352453	9.925679	18.84%	48,865	2003
	10.000000	8.352453	-16.48%	13,964	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.820372	11.364217	-11.36%	2,700	2007
	11.190186	12.820372	14.57%	8,126	2006
	10.858748	11.190186	3.05%	8,149	2005
	10.082921	10.858748	7.69%	10,505	2004
	8.052177	10.082921	25.22%	8,304	2003
	10.000000	8.052177	-19.48%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.881837	12.811325	7.82%	3,673	2007
	10.433920	11.881837	13.88%	3,403	2006
	10.431623	10.433920	0.02%	3,387	2005
	9.902567	10.431623	5.34%	4,057	2004
	8.127854	9.902567	21.83%	4,308	2003
	10.000000	8.127854	-18.72%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.616011	13.816672	1.47%	58,668	2007
	12.520682	13.616011	8.75%	62,466	2006
	12.447427	12.520682	0.59%	62,652	2005
	11.488917	12.447427	8.34%	81,812	2004
	9.591337	11.488917	19.78%	101,204	2003
	10.000000	9.591337	-4.09%	17,537	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.299204	11.682938	3.40%	129,519	2007
	11.054918	11.299204	2.21%	137,740	2006
	11.130022	11.054918	-0.67%	144,714	2005
	10.953127	11.130022	1.62%	170,458	2004
	10.663471	10.953127	2.72%	197,933	2003
	10.000000	10.663471	6.63%	64,180	2002*

37

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.472619	17.848804	15.36%	168,323	2007
	14.117567	15.472619	9.60%	171,506	2006
	12.305216	14.117567	14.73%	165,150	2005
	10.864621	12.305216	13.26%	174,047	2004
	8.617065	10.864621	26.08%	160,091	2003
	10.000000	8.617065	-13.83%	33,614	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.004360	13.947281	-0.41%	155,015	2007
	11.872536	14.004360	17.96%	170,458	2006
	11.434198	11.872536	3.83%	172,785	2005
	10.451884	11.434198	9.40%	208,334	2004
	8.172872	10.451884	27.89%	205,057	2003
	10.000000	8.172872	-18.27%	64,617	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.684904	13.309020	24.56%	69,491	2007
	10.193717	10.684904	4.82%	72,440	2006
	9.823689	10.193717	3.77%	77,118	2005
	9.686062	9.823689	1.42%	87,315	2004
	7.430451	9.686062	30.36%	82,137	2003
	10.000000	7.430451	-25.70%	27,789	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.312096	20.770520	13.43%	93,538	2007
	16.564027	18.312096	10.55%	100,019	2006
	14.270112	16.564027	16.07%	95,600	2005
	11.639512	14.270112	22.60%	85,722	2004
	8.560195	11.639512	35.97%	74,566	2003
	10.000000	8.560195	-14.40%	18,298	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.354999	18.827629	15.12%	95,651	2007
	14.114399	16.354999	15.87%	100,209	2006
	12.085430	14.114399	16.79%	102,815	2005
	10.843960	12.085430	11.45%	106,437	2004
	7.710394	10.843960	40.64%	112,956	2003
	10.000000	7.710394	-22.90%	29,320	2002*

38

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.885301	15.434869	3.69%	9,403	2007
	13.045908	14.885301	14.10%	10,177	2006
	12.949881	13.045908	0.74%	12,963	2005
	11.566397	12.949881	11.96%	11,672	2004
	7.473249	11.566397	54.77%	10,407	2003
	10.000000	7.473249	-25.27%	1,126	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.704562	17.434863	4.37%	2,709	2007
	15.332818	16.704562	9.10%	5,063	2006
	14.055507	15.332818	9.09%	1,898	2005
	12.166439	14.055507	15.53%	2,354	2004
	10.000000	12.166439	21.66%	150	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.123616	10.430732	3.03%	7,006	2007
	9.877916	10.123616	2.49%	8,787	2006
	9.900293	9.877916	-0.23%	8,723	2005
	9.988556	9.900293	-0.88%	48,277	2004
	10.000000	9.988556	-0.11%	22,237	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.904834	11.743722	7.69%	50,952	2007
	10.838360	10.904834	0.61%	52,565	2006
	10.713548	10.838360	1.16%	57,699	2005
	9.523855	10.713548	12.49%	70,459	2004
	7.088490	9.523855	34.36%	70,063	2003
	10.000000	7.088490	-29.12%	23,370	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.733538	11.798581	0.55%	20,549	2007
	10.563930	11.733538	11.07%	31,479	2006
	10.226135	10.563930	3.30%	35,394	2005
	9.789829	10.226135	4.46%	38,403	2004
	7.459964	9.789829	31.23%	39,144	2003
	10.000000	7.459964	-25.40%	12,944	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.282895	15.112583	5.81%	70,689	2007
	12.050714	14.282895	18.52%	65,279	2006
	11.508084	12.050714	4.72%	66,634	2005
	10.190358	11.508084	12.93%	64,580	2004
	8.308471	10.190358	22.65%	73,618	2003
	10.000000	8.308471	-16.92%	26,137	2002*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.910027	13.749672	-1.15%	9,628	2007
	13.437060	13.910027	3.52%	10,602	2006
	13.277135	13.437060	1.20%	9,561	2005
	12.066688	13.277135	10.03%	8,889	2004
	9.810192	12.066688	23.00%	8,904	2003
	10.000000	9.810192	-1.90%	1,527	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.232854	14.004101	5.83%	7,988	2007
	11.832816	13.232854	11.83%	2,841	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.525465	29.359343	43.04%	4,460	2007
	15.282194	20.525465	34.31%	8,081	2006
	11.727649	15.282194	30.31%	5,947	2005
	10.000000	11.727649	17.28%	1,869	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.164337	11.738064	5.14%	144,230	2007
	11.020604	11.164337	1.30%	211,618	2006
	10.877534	11.020604	1.32%	233,184	2005
	10.736668	10.877534	1.31%	299,112	2004
	10.726883	10.736668	0.09%	347,006	2003
	10.000000	10.726883	7.27%	191,592	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.925251	14.392194	11.35%	14,107	2007
	12.795744	12.925251	1.01%	16,283	2006
	11.999029	12.795744	6.64%	16,432	2005
	11.312952	11.999029	6.06%	41,184	2004
	8.410033	11.312952	34.52%	38,428	2003
	10.000000	8.410033	-15.90%	20,596	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.468184	11.884834	3.63%	83,837	2007
	10.983058	11.468184	4.42%	91,488	2006
	10.809357	10.983058	1.61%	95,319	2005
	10.502098	10.809357	2.93%	143,775	2004
	9.895838	10.502098	6.13%	162,571	2003
	10.000000	9.895838	-1.04%	43,219	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.261864	12.765018	4.10%	187,248	2007
	11.498511	12.261864	6.64%	220,534	2006
	11.188941	11.498511	2.77%	208,312	2005
	10.616601	11.188941	5.39%	240,796	2004
	9.494075	10.616601	11.82%	242,387	2003
	10.000000	9.494075	-5.06%	57,606	2002*

39

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.989787	13.497257	3.91%	213,961	2007
	11.860570	12.989787	9.52%	231,534	2006
	11.447227	11.860570	3.61%	249,736	2005
	10.625957	11.447227	7.73%	362,284	2004
	8.999570	10.625957	18.07%	300,999	2003
	10.000000	8.999570	-10.00%	102,411	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.935085	14.546762	4.39%	221,690	2007
	12.369589	13.935085	12.66%	245,026	2006
	11.745826	12.369589	5.31%	305,801	2005
	10.654414	11.745826	10.24%	281,769	2004
	8.553922	10.654414	24.56%	247,166	2003
	10.000000	8.553922	-14.46%	48,463	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.558931	15.170486	4.20%	54,968	2007
	12.665956	14.558931	14.95%	72,449	2006
	11.931477	12.665956	6.16%	73,866	2005
	10.639301	11.931477	12.15%	108,843	2004
	8.203385	10.639301	29.69%	83,391	2003
	10.000000	8.203385	-17.97%	53,460	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	11.200509	11.542601	3.05%	227,741	2007
	10.894355	11.200509	2.81%	117,777	2006
	10.788773	10.894355	0.98%	66,019	2005
	10.881482	10.788773	-0.85%	335,579	2004
	10.995248	10.881482	-1.03%	364,287	2003
	11.045897	10.995248	-0.46%	354,487	2002
	10.841575	11.045897	1.88%	106,990	2001
	10.395950	10.841575	4.29%	42,303	2000
	10.081601	10.395950	3.12%	7,486	1999
	10.000000	10.081601	0.82%	0	1998*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.172347	15.323233	0.99%	11,227	2007
	12.602422	15.172347	20.39%	10,187	2006
	11.460775	12.602422	9.96%	7,947	2005
	10.000000	11.460775	14.61%	4,410	2004*

40

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.303704	12.172276	7.68%	17,138	2007
	11.159692	11.303704	1.29%	20,600	2006
	10.531670	11.159692	5.96%	24,320	2005
	9.462300	10.531670	11.30%	25,807	2004
	7.176486	9.462300	31.85%	24,412	2003
	10.000000	7.176486	-28.24%	12,820	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.634144	13.350955	-8.77%	26,618	2007
	12.706555	14.634144	15.17%	45,721	2006
	12.569516	12.706555	1.09%	56,378	2005
	10.923700	12.569516	15.07%	52,235	2004
	7.099346	10.923700	53.87%	51,962	2003
	10.000000	7.099346	-29.01%	20,652	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.283977	15.315167	0.20%	22,439	2007
	13.905516	15.283977	9.91%	24,224	2006
	12.622595	13.905516	10.16%	31,024	2005
	10.804741	12.622595	16.82%	23,622	2004
	7.812843	10.804741	38.29%	18,806	2003
	10.000000	7.812843	-21.87%	4,315	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.765638	13.544803	6.10%	14,438	2007
	11.445402	12.765638	11.54%	18,453	2006
	10.871522	11.445402	5.28%	26,415	2005
	10.091753	10.871522	7.73%	27,486	2004
	8.064506	10.091753	25.14%	27,215	2003
	10.000000	8.064506	-19.35%	24,288	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.363500	16.089833	20.40%	10,214	2007
	13.626314	13.363500	-1.93%	11,339	2006
	12.370936	13.626314	10.15%	12,738	2005
	11.186220	12.370936	10.59%	16,004	2004
	7.463213	11.186220	49.88%	22,525	2003
	10.000000	7.463213	-25.37%	2,730	2002*

41

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.735964	14.132859	2.89%	40,826	2007
	13.321271	13.735964	3.11%	40,505	2006
	13.255163	13.321271	0.50%	49,028	2005
	12.650922	13.255163	4.78%	137,603	2004
	11.473014	12.650922	10.27%	119,665	2003
	10.881227	11.473014	5.44%	83,817	2002
	10.619936	10.881227	2.46%	11,341	2001
	10.219313	10.619936	3.92%	4,020	2000
	10.231592	10.219313	-0.12%	744	1999
	10.000000	10.231592	2.32%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.539938	12.921313	11.97%	65,624	2007
	10.896031	11.539938	5.91%	71,238	2006
	10.564606	10.896031	3.14%	79,674	2005
	10.075277	10.564606	4.86%	83,392	2004
	7.838616	10.075277	28.53%	86,059	2003
	10.000000	7.838616	-21.61%	42,542	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.661296	22.652004	4.57%	42,640	2007
	18.713519	21.661296	15.75%	42,583	2006
	16.640631	18.713519	12.46%	42,688	2005
	14.194919	16.640631	17.23%	96,473	2004
	10.000000	14.194919	41.95%	79,550	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.348957	17.055452	4.32%	26,591	2007
	14.163207	16.348957	15.43%	28,962	2006
	12.625019	14.163207	12.18%	43,592	2005
	10.798234	12.625019	16.92%	45,722	2004
	7.685241	10.798234	40.51%	60,582	2003
	10.000000	7.685241	-23.15%	43,660	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.591365	12.896562	2.42%	225,129	2007
	11.155617	12.591365	12.87%	222,007	2006
	10.726443	11.155617	4.00%	246,567	2005
	9.992515	10.726443	7.34%	255,679	2004
	8.035612	9.992515	24.35%	248,619	2003
	10.000000	8.035612	-19.64%	102,039	2002*

42

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.406695	14.443710	7.74%	89,184	2007
	12.711495	13.406695	5.47%	78,947	2006
	12.611516	12.711495	0.79%	68,372	2005
	11.825709	12.611516	6.64%	68,972	2004
	10.263009	11.825709	15.23%	89,007	2003
	10.000000	10.263009	2.63%	14,099	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.767281	11.141221	3.47%	11,437	2007
	10.570988	10.767281	1.86%	9,340	2006
	10.341028	10.570988	2.22%	9,340	2005
	10.103021	10.341028	2.36%	9,340	2004
	10.000000	10.103021	1.03%	9,340	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.199576	30.337246	-18.45%	20,344	2007
	27.397762	37.199576	35.78%	23,453	2006
	23.797997	27.397762	15.13%	30,082	2005
	17.740386	23.797997	34.15%	85,641	2004
	13.117202	17.740386	35.25%	91,864	2003
	13.443112	13.117202	-2.42%	91,615	2002
	12.445148	13.443112	8.02%	20,077	2001
	10.000000	12.445148	3.84%	37	2000*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.952159	13.401240	-3.95%	191,828	2007
	12.224221	13.952159	14.14%	222,810	2006
	11.938074	12.224221	2.40%	230,681	2005
	10.336837	11.938074	15.49%	231,865	2004
	8.037160	10.336837	28.61%	215,783	2003
	10.000000	8.037160	-19.63%	55,747	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.174514	11.671067	14.71%	11,601	2007
	10.080181	10.174514	0.94%	14,251	2006
	9.521526	10.080181	5.87%	17,004	2005
	9.066790	9.521526	5.02%	22,655	2004
	7.256843	9.066790	24.94%	28,114	2003
	10.000000	7.256843	-27.43%	15,401	2002*

43

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.429816	12.383991	-0.37%	0	2007
	11.195352	12.429816	11.03%	0	2006
	10.802071	11.195352	3.64%	0	2005
	9.914283	10.802071	8.95%	0	2004
	7.566522	9.914283	31.03%	0	2003
	10.000000	7.566522	-24.33%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006
	10.510347	11.218519	6.74%	0	2005
	10.055332	10.510347	4.53%	0	2004
	7.918284	10.055332	26.99%	0	2003
	10.000000	7.918284	-20.82%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006
	11.021997	11.839172	7.41%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.774151	11.424371	6.03%	0	2007
	10.000000	10.774151	7.74%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.209197	13.614475	3.07%	0	2007
	11.486156	13.209197	15.00%	0	2006
	11.170807	11.486156	2.82%	0	2005
	10.217377	11.170807	9.33%	0	2004
	7.863195	10.217377	29.94%	0	2003
	10.000000	7.863195	-21.37%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.125986	12.424669	11.67%	0	2007
	11.390932	11.125986	-2.33%	0	2006
	10.089706	11.390932	12.90%	0	2005
	9.473601	10.089706	6.50%	0	2004
	7.811909	9.473601	21.27%	0	2003
	10.000000	7.811909	-21.88%	0	2002*

44

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.733741	15.701038	-0.21%	0	2007
	14.014738	15.733741	12.27%	0	2006
	13.369789	14.014738	4.82%	0	2005
	11.422226	13.369789	17.05%	0	2004
	8.247115	11.422226	38.50%	0	2003
	10.000000	8.247115	-17.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.571960	13.282152	-2.14%	0	2007
	11.818826	13.571960	14.83%	0	2006
	11.502998	11.818826	2.75%	0	2005
	10.394810	11.502998	10.66%	0	2004
	8.185188	10.394810	27.00%	0	2003
	10.000000	8.185188	-18.15%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.066680	11.956929	18.78%	0	2007
	10.599490	10.066680	-5.03%	0	2006
	10.573469	10.599490	0.25%	0	2005
	9.726302	10.573469	8.71%	0	2004
	7.928404	9.726302	22.68%	0	2003
	10.000000	7.928404	-20.72%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.678335	13.661451	-6.93%	0	2007
	12.604220	14.678335	16.46%	0	2006
	12.227972	12.604220	3.08%	0	2005
	10.895104	12.227972	12.23%	0	2004
	8.604347	10.895104	26.62%	0	2003
	10.000000	8.604347	-13.96%	0	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

45

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.530982	11.126770	5.66%	0	2007
	9.831893	10.530982	7.11%	0	2006
	9.677053	9.831893	1.60%	0	2005
	9.292487	9.677053	4.14%	0	2004
	7.517227	9.292487	23.62%	0	2003
	10.000000	7.517227	-24.83%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.945414	12.545760	5.03%	0	2007
	10.456624	11.945414	14.24%	0	2006
	10.216264	10.456624	2.35%	0	2005
	9.917261	10.216264	3.01%	0	2004
	8.349612	9.917261	18.78%	0	2003
	10.000000	8.349612	-16.50%	0	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.790008	11.331512	-11.40%	0	2007
	11.169347	12.790008	14.51%	0	2006
	10.844027	11.169347	3.00%	0	2005
	10.074369	10.844027	7.64%	0	2004
	8.049443	10.074369	25.16%	0	2003
	10.000000	8.049443	-19.51%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.853660	12.774421	7.77%	0	2007
	10.414474	11.853660	13.82%	0	2006
	10.417474	10.414474	-0.03%	0	2005
	9.894163	10.417474	5.29%	0	2004
	8.125085	9.894163	21.77%	0	2003
	10.000000	8.125085	-18.75%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.583787	13.776926	1.42%	0	2007
	12.497384	13.583787	8.69%	0	2006
	12.430568	12.497384	0.54%	0	2005
	11.479182	12.430568	8.29%	0	2004
	9.588070	11.479182	19.72%	0	2003
	10.000000	9.588070	-4.12%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.272423	11.649293	3.34%	0	2007
	11.034309	11.272423	2.16%	0	2006
	11.114919	11.034309	-0.73%	0	2005
	10.943828	11.114919	1.56%	0	2004
	10.659835	10.943828	2.66%	0	2003
	10.000000	10.659835	6.60%	0	2002*

46

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.435995	17.797460	15.30%	0	2007
	14.091297	15.435995	9.54%	0	2006
	12.288548	14.091297	14.67%	0	2005
	10.855421	12.288548	13.20%	0	2004
	8.614138	10.855421	26.02%	0	2003
	10.000000	8.614138	-13.86%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.971218	13.907156	-0.46%	0	2007
	11.850441	13.971218	17.90%	0	2006
	11.418711	11.850441	3.78%	0	2005
	10.443034	11.418711	9.34%	0	2004
	8.170092	10.443034	27.82%	0	2003
	10.000000	8.170092	-18.30%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.659622	13.270753	24.50%	0	2007
	10.174755	10.659622	4.77%	0	2006
	9.810375	10.174755	3.71%	0	2005
	9.677853	9.810375	1.37%	0	2004
	7.427919	9.677853	30.29%	0	2003
	10.000000	7.427919	-25.72%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.268700	20.710699	13.37%	0	2007
	16.533162	18.268700	10.50%	0	2006
	14.250749	16.533162	16.02%	0	2005
	11.629636	14.250749	22.54%	0	2004
	8.557274	11.629636	35.90%	0	2003
	10.000000	8.557274	-14.43%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.316280	18.773450	15.06%	0	2007
	14.088115	16.316280	15.82%	0	2006
	12.069047	14.088115	16.73%	0	2005
	10.834762	12.069047	11.39%	0	2004
	7.707771	10.834762	40.57%	0	2003
	10.000000	7.707771	-22.92%	0	2002*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.850050	15.390458	3.64%	0	2007
	13.021605	14.850050	14.04%	0	2006
	12.932313	13.021605	0.69%	0	2005
	11.556580	12.932313	11.90%	0	2004
	7.470696	11.556580	54.69%	0	2003
	10.000000	7.470696	-25.29%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.673495	17.393537	4.32%	0	2007
	15.312069	16.673495	9.05%	0	2006
	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.879010	11.709929	7.64%	0	2007
	10.818179	10.879010	0.56%	0	2006
	10.699013	10.818179	1.11%	0	2005
	9.515771	10.699013	12.43%	0	2004
	7.086071	9.515771	34.29%	0	2003
	10.000000	7.086071	-29.14%	0	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.705757	11.764628	0.50%	0	2007
	10.544266	11.705757	11.02%	0	2006
	10.212272	10.544266	3.25%	0	2005
	9.781536	10.212272	4.40%	0	2004
	7.457427	9.781536	31.17%	0	2003
	10.000000	7.457427	-25.43%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006
	11.492468	12.028264	4.66%	0	2005
	10.181702	11.492468	12.87%	0	2004
	8.305633	10.181702	22.59%	0	2003
	10.000000	8.305633	-16.94%	0	2002*

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006
	13.259152	13.412068	1.15%	0	2005
	12.056469	13.259152	9.98%	0	2004
	9.806861	12.056469	22.94%	0	2003
	10.000000	9.806861	-1.93%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.497800	29.304806	42.97%	0	2007
	15.269326	20.497800	34.24%	0	2006
	11.723703	15.269326	30.24%	0	2005
	10.000000	11.723703	17.24%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.137875	11.704254	5.09%	0	2007
	11.000067	11.137875	1.25%	0	2006
	10.862764	11.000067	1.26%	0	2005
	10.727541	10.862764	1.26%	0	2004
	10.723232	10.727541	0.04%	0	2003
	10.000000	10.723232	7.23%	0	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.892895	14.348829	11.29%	0	2007
	12.770201	12.892895	0.96%	0	2006
	11.981156	12.770201	6.59%	0	2005
	11.301852	11.981156	6.01%	0	2004
	8.406045	11.301852	34.45%	0	2003
	10.000000	8.406045	-15.94%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.960502	11.289488	3.00%	0	2007
	10.666317	10.960502	2.76%	0	2006
	10.568302	10.666317	0.93%	0	2005
	10.664538	10.568302	-0.90%	11,696	2004
	10.781517	10.664538	-1.08%	14,510	2003
	10.836691	10.781517	-0.51%	45,596	2002
	10.641677	10.836691	1.83%	52,509	2001
	10.209430	10.641677	4.23%	6,060	2000
	10.000000	10.209430	2.09%	0	1999*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.151912	15.294761	0.94%	0	2007
	12.591824	15.151912	20.33%	0	2006
	11.456941	12.591824	9.91%	0	2005
	10.000000	11.456941	14.57%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.276915	12.137212	7.63%	0	2007
	11.138897	11.276915	1.24%	0	2006
	10.517384	11.138897	5.91%	0	2005
	9.454262	10.517384	11.24%	0	2004
	7.174030	9.454262	31.78%	0	2003
	10.000000	7.174030	-28.26%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.599504	13.312533	-8.82%	0	2007
	12.682909	14.599504	15.11%	0	2006
	12.552481	12.682909	1.04%	0	2005
	10.914432	12.552481	15.01%	0	2004
	7.096924	10.914432	53.79%	0	2003
	10.000000	7.096924	-29.03%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.247809	15.271115	0.15%	0	2007
	13.879643	15.247809	9.86%	0	2006
	12.605492	13.879643	10.11%	0	2005
	10.795581	12.605492	16.77%	0	2004
	7.810180	10.795581	38.22%	0	2003
	10.000000	7.810180	-21.90%	0	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.735368	13.505776	6.05%	0	2007
	11.424061	12.735368	11.48%	0	2006
	10.856762	11.424061	5.23%	0	2005
	10.083182	10.856762	7.67%	0	2004
	8.061756	10.083182	25.07%	0	2003
	10.000000	8.061756	-19.38%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.330093	16.041426	20.34%	0	2007
	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	0	2003
	10.000000	7.459677	-25.40%	0	2002*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.256349	13.632414	2.84%	0	2007
	12.862646	13.256349	3.06%	0	2006
	12.805314	12.862646	0.45%	0	2005
	12.227805	12.805314	4.72%	698	2004
	11.094926	12.227805	10.21%	664	2003
	10.527978	11.094926	5.39%	611	2002
	10.280419	10.527978	2.41%	1,734	2001
	9.897603	10.280419	3.87%	0	2000
	10.000000	9.897603	-1.02%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.512626	12.884143	11.91%	0	2007
	10.875753	11.512626	5.86%	0	2006
	10.550294	10.875753	3.08%	0	2005
	10.066728	10.550294	4.80%	0	2004
	7.835952	10.066728	28.47%	0	2003
	10.000000	7.835952	-21.64%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	1,496	2004
	10.000000	14.190099	41.90%	845	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.310261	17.006390	4.27%	0	2007
	14.136850	16.310261	15.37%	0	2006
	12.607909	14.136850	12.13%	0	2005
	10.789075	12.607909	16.86%	0	2004
	7.682628	10.789075	40.43%	0	2003
	10.000000	7.682628	-23.17%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.561562	12.859458	2.37%	0	2007
	11.134859	12.561562	12.81%	0	2006
	10.711915	11.134859	3.95%	0	2005
	9.984055	10.711915	7.29%	0	2004
	8.032878	9.984055	24.29%	0	2003
	10.000000	8.032878	-19.67%	0	2002*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.374922	14.402104	7.68%	0	2007
	12.687820	13.374922	5.42%	0	2006
	12.594409	12.687820	0.74%	0	2005
	11.815672	12.594409	6.59%	0	2004
	10.259512	11.815672	15.17%	0	2003
	10.000000	10.259512	2.60%	0	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.747251	11.114815	3.42%	0	2007
	10.556674	10.747251	1.81%	0	2006
	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004
	10.000000	10.099592	1.00%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.811561	27.560124	-18.49%	0	2007
	24.915071	33.811561	35.71%	0	2006
	21.652466	24.915071	15.07%	0	2005
	16.149186	21.652466	34.08%	538	2004
	11.946728	16.149186	35.18%	538	2003
	12.249784	11.946728	-2.47%	0	2002
	11.346213	12.249784	7.96%	0	2001
	10.000000	11.346213	3.82%	0	2000*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.919126	13.362668	-4.00%	0	2007
	12.201464	13.919126	14.08%	0	2006
	11.921899	12.201464	2.34%	0	2005
	10.328081	11.921899	15.43%	0	2004
	8.034432	10.328081	28.55%	0	2003
	10.000000	8.034432	-19.66%	0	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.150406	11.637462	14.65%	0	2007
	10.061393	10.150406	0.88%	0	2006
	9.508612	10.061393	5.81%	0	2005
	9.059094	9.508612	4.96%	0	2004
	7.254368	9.059094	24.88%	0	2003
	10.000000	7.254368	-27.46%	0	2002*

53

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.400389	12.348344	-0.42%	27,072	2007
	11.174525	12.400389	10.97%	31,150	2006
	10.787445	11.174525	3.59%	40,064	2005
	9.905882	10.787445	8.90%	44,687	2004
	7.563949	9.905882	30.96%	34,847	2003
	10.000000	7.563949	-24.36%	13,898	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.668696	12.808389	9.77%	6,812	2007
	11.197624	11.668696	4.21%	8,643	2006
	10.496094	11.197624	6.68%	7,847	2005
	10.046793	10.496094	4.47%	5,451	2004
	7.915583	10.046793	26.92%	5,042	2003
	10.000000	7.915583	-20.84%	3,268	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.512160	14.674642	8.60%	1,806	2007
	11.829178	13.512160	14.23%	1,806	2006
	11.018283	11.829178	7.36%	3,478	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.770472	11.414639	5.98%	3,995	2007
	10.000000	10.770472	7.70%	4,557	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.177891	13.575259	3.02%	5,033	2007
	11.464744	13.177891	14.94%	5,124	2006
	11.155640	11.464744	2.77%	16,383	2005
	10.208693	11.155640	9.28%	19,571	2004
	7.860510	10.208693	29.87%	16,219	2003
	10.000000	7.860510	-21.39%	2,393	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.099637	12.388901	11.62%	7,185	2007
	11.369717	11.099637	-2.38%	7,394	2006
	10.076008	11.369717	12.84%	7,759	2005
	9.465558	10.076008	6.45%	9,219	2004
	7.809244	9.465558	21.21%	7,741	2003
	10.000000	7.809244	-21.91%	4,231	2002*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.696430	15.655792	-0.26%	15,658	2007
	13.988608	15.696430	12.21%	15,022	2006
	13.351634	13.988608	4.77%	19,867	2005
	11.412519	13.351634	16.99%	23,333	2004
	8.244298	11.412519	38.43%	24,711	2003
	10.000000	8.244298	-17.56%	12,998	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.539848	13.243943	-2.19%	7,138	2007
	11.796828	13.539848	14.78%	7,214	2006
	11.487418	11.796828	2.69%	9,910	2005
	10.386009	11.487418	10.60%	7,487	2004
	8.182403	10.386009	26.93%	4,423	2003
	10.000000	8.182403	-18.18%	782	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.042809	11.922473	18.72%	13,349	2007
	10.579723	10.042809	-5.07%	14,918	2006
	10.559107	10.579723	0.20%	15,122	2005
	9.718035	10.559107	8.65%	17,253	2004
	7.925696	9.718035	22.61%	20,533	2003
	10.000000	7.925696	-20.74%	1,434	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.643571	13.622130	-6.98%	20,155	2007
	12.580742	14.643571	16.40%	25,689	2006
	12.211383	12.580742	3.02%	24,929	2005
	10.885859	12.211383	12.18%	27,013	2004
	8.601417	10.885859	26.56%	25,591	2003
	10.000000	8.601417	-13.99%	16,861	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.564578	11.364069	7.57%	2,086	2007
	10.584226	10.564578	-0.19%	2,311	2006
	10.606483	10.584226	-0.21%	10,761	2005
	10.202557	10.606483	3.96%	9,569	2004
	10.000000	10.202557	2.03%	2,837	2003*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.506025	11.094724	5.60%	0	2007
	9.813575	10.506025	7.06%	0	2006
	9.663913	9.813575	1.55%	1,344	2005
	9.284596	9.663913	4.09%	0	2004
	7.514660	9.284596	23.55%	277	2003
	10.000000	7.514660	-24.85%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.917107	12.509628	4.97%	17,908	2007
	10.437136	11.917107	14.18%	20,133	2006
	10.202403	10.437136	2.30%	20,569	2005
	9.908839	10.202403	2.96%	18,841	2004
	8.346767	9.908839	18.71%	14,625	2003
	10.000000	8.346767	-16.53%	3,227	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.759734	11.298901	-11.45%	3,202	2007
	11.148547	12.759734	14.45%	3,202	2006
	10.829328	11.148547	2.95%	3,202	2005
	10.065833	10.829328	7.59%	3,202	2004
	8.046698	10.065833	25.09%	3,202	2003
	10.000000	8.046698	-19.53%	1,911	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.825593	12.737639	7.71%	664	2007
	10.395074	11.825593	13.76%	664	2006
	10.403340	10.395074	-0.08%	664	2005
	9.885766	10.403340	5.24%	664	2004
	8.122319	9.885766	21.71%	664	2003
	10.000000	8.122319	-18.78%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.551613	13.737261	1.37%	14,702	2007
	12.474100	13.551613	8.64%	13,761	2006
	12.413700	12.474100	0.49%	21,186	2005
	11.469444	12.413700	8.23%	27,546	2004
	9.584812	11.469444	19.66%	29,568	2003
	10.000000	9.584812	-4.15%	4,947	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.245717	11.615749	3.29%	44,323	2007
	11.013768	11.245717	2.11%	45,577	2006
	11.099842	11.013768	-0.78%	47,557	2005
	10.934545	11.099842	1.51%	57,710	2004
	10.656222	10.934545	2.61%	57,281	2003
	10.000000	10.656222	6.56%	18,269	2002*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.399449	17.746244	15.24%	82,368	2007
	14.065057	15.399449	9.49%	82,979	2006
	12.271882	14.065057	14.61%	83,468	2005
	10.846212	12.271882	13.14%	85,298	2004
	8.611210	10.846212	25.95%	87,498	2003
	10.000000	8.611210	-13.89%	21,884	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.938120	13.867116	-0.51%	74,593	2007
	11.828360	13.938120	17.84%	74,848	2006
	11.403215	11.828360	3.73%	78,527	2005
	10.434172	11.403215	9.29%	99,187	2004
	8.167310	10.434172	27.76%	113,564	2003
	10.000000	8.167310	-18.33%	38,138	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.634356	13.232542	24.43%	34,002	2007
	10.155792	10.634356	4.71%	39,174	2006
	9.797062	10.155792	3.66%	42,982	2005
	9.669636	9.797062	1.32%	44,695	2004
	7.425381	9.669636	30.22%	43,625	2003
	10.000000	7.425381	-25.75%	16,545	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.225445	20.651102	13.31%	38,824	2007
	16.502389	18.225445	10.44%	39,634	2006
	14.231433	16.502389	15.96%	37,511	2005
	11.619784	14.231433	22.48%	40,164	2004
	8.554371	11.619784	35.83%	37,949	2003
	10.000000	8.554371	-14.46%	7,132	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.277588	18.719352	15.00%	33,421	2007
	14.061842	16.277588	15.76%	30,897	2006
	12.052647	14.061842	16.67%	35,536	2005
	10.825551	12.052647	11.34%	40,518	2004
	7.705133	10.825551	40.50%	31,791	2003
	10.000000	7.705133	-22.95%	11,503	2002*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.814898	15.346163	3.59%	13,749	2007
	12.997377	14.814898	13.98%	14,529	2006
	12.914794	12.997377	0.64%	15,674	2005
	11.546790	12.914794	11.85%	16,032	2004
	7.468157	11.546790	54.61%	15,579	2003
	10.000000	7.468157	-25.32%	6,168	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.642472	17.352307	4.27%	478	2007
	15.291335	16.642472	8.99%	478	2006
	14.031702	15.291335	8.98%	1,408	2005
	12.158184	14.031702	15.41%	4,766	2004
	10.000000	12.158184	21.58%	5,085	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.085950	10.381283	2.93%	21,656	2007
	9.851160	10.085950	2.38%	6,223	2006
	9.883486	9.851160	-0.33%	5,171	2005
	9.981747	9.883486	-0.98%	5,222	2004
	10.000000	9.981747	-0.18%	3,840	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.853219	11.676193	7.58%	17,584	2007
	10.798009	10.853219	0.51%	17,966	2006
	10.684489	10.798009	1.06%	24,248	2005
	9.507688	10.684489	12.38%	27,673	2004
	7.083647	9.507688	34.22%	27,267	2003
	10.000000	7.083647	-29.16%	8,482	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.678015	11.730731	0.45%	4,255	2007
	10.524618	11.678015	10.96%	4,576	2006
	10.198426	10.524618	3.20%	5,449	2005
	9.773225	10.198426	4.35%	8,860	2004
	7.454879	9.773225	31.10%	9,574	2003
	10.000000	7.454879	-25.45%	967	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.215319	15.025703	5.70%	29,098	2007
	12.005873	14.215319	18.40%	27,343	2006
	11.476897	12.005873	4.61%	23,118	2005
	10.173073	11.476897	12.82%	27,299	2004
	8.302808	10.173073	22.53%	25,487	2003
	10.000000	8.302808	-16.97%	16,845	2002*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.844223	13.670639	-1.25%	4,626	2007
	13.387078	13.844223	3.41%	4,624	2006
	13.241168	13.387078	1.10%	5,643	2005
	12.046236	13.241168	9.92%	4,554	2004
	9.803520	12.046236	22.88%	4,340	2003
	10.000000	9.803520	-1.96%	1,228	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.197166	13.952052	5.72%	2,059	2007
	11.812879	13.197166	11.72%	906	2006
	11.251154	11.812879	4.99%	1,149	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.470158	29.250342	42.89%	6,553	2007
	15.256471	20.470158	34.17%	4,523	2006
	11.719770	15.256471	30.18%	1,457	2005
	10.000000	11.719770	17.20%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.111495	11.670569	5.03%	61,868	2007
	10.979577	11.111495	1.20%	54,678	2006
	10.848039	10.979577	1.21%	53,592	2005
	10.718448	10.848039	1.21%	62,357	2004
	10.719586	10.718448	-0.01%	97,096	2003
	10.000000	10.719586	7.20%	26,741	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.860604	14.305565	11.24%	6,301	2007
	12.744678	12.860604	0.91%	6,340	2006
	11.963284	12.744678	6.53%	6,188	2005
	11.290741	11.963284	5.96%	10,055	2004
	8.402053	11.290741	34.38%	9,735	2003
	10.000000	8.402053	-15.98%	6,110	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.430348	11.833511	3.53%	31,253	2007
	10.957934	11.430348	4.31%	37,065	2006
	10.795581	10.957934	1.50%	47,268	2005
	10.499391	10.795581	2.82%	79,660	2004
	9.903364	10.499391	6.02%	98,513	2003
	10.039249	9.903364	-1.35%	50,900	2002*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.185802	12.672875	4.00%	90,389	2007
	11.438776	12.185802	6.53%	95,303	2006
	11.142118	11.438776	2.66%	99,615	2005
	10.582927	11.142118	5.28%	116,353	2004
	9.473594	10.582927	11.71%	124,117	2003
	10.060109	9.473594	-5.83%	33,697	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.856442	13.345056	3.80%	271,344	2007
	11.750727	12.856442	9.41%	290,049	2006
	11.352722	11.750727	3.51%	288,688	2005
	10.548952	11.352722	7.62%	258,522	2004
	8.943444	10.548952	17.95%	192,867	2003
	10.069222	8.943444	-11.18%	112,262	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.761730	14.351116	4.28%	79,430	2007
	12.228101	13.761730	12.54%	90,442	2006
	11.623257	12.228101	5.20%	94,481	2005
	10.553956	11.623257	10.13%	139,526	2004
	8.481877	10.553956	24.43%	156,546	2003
	10.107544	8.481877	-16.08%	37,215	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.318370	14.904562	4.09%	26,812	2007
	12.469319	14.318370	14.83%	25,829	2006
	11.758161	12.469319	6.05%	25,914	2005
	10.495425	11.758161	12.03%	30,945	2004
	8.100685	10.495425	29.56%	30,045	2003
	10.116319	8.100685	-19.92%	3,279	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.917831	11.239786	2.95%	38,324	2007
	10.630182	10.917831	2.71%	56,902	2006
	10.537846	10.630182	0.88%	35,564	2005
	10.639218	10.537846	-0.95%	60,520	2004
	10.761392	10.639218	-1.14%	78,913	2003
	10.821968	10.761392	-0.56%	49,427	2002
	10.632658	10.821968	1.78%	0	2001*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.131435	15.266276	0.89%	14,363	2007
	12.581194	15.131435	20.27%	14,520	2006
	11.453079	12.581194	9.85%	8,715	2005
	10.000000	11.453079	14.53%	5,298	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.250210	12.102284	7.57%	5,885	2007
	11.118175	11.250210	1.19%	5,710	2006
	10.503122	11.118175	5.86%	11,280	2005
	9.446250	10.503122	11.19%	13,644	2004
	7.171586	9.446250	31.72%	13,212	2003
	10.000000	7.171586	-28.28%	1,918	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.564910	13.274204	-8.86%	8,546	2007
	12.659285	14.564910	15.05%	9,810	2006
	12.535451	12.659285	0.99%	11,511	2005
	10.905184	12.535451	14.95%	12,580	2004
	7.094503	10.905184	53.71%	11,989	2003
	10.000000	7.094503	-29.05%	1,537	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.211658	15.227118	0.10%	15,690	2007
	13.853774	15.211658	9.80%	15,851	2006
	12.588380	13.853774	10.05%	10,922	2005
	10.786411	12.588380	16.71%	18,700	2004
	7.807512	10.786411	38.15%	20,970	2003
	10.000000	7.807512	-21.92%	10,156	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.705219	13.466920	6.00%	11,131	2007
	11.402794	12.705219	11.42%	11,499	2006
	10.842043	11.402794	5.17%	8,738	2005
	10.074639	10.842043	7.62%	8,849	2004
	8.059011	10.074639	25.01%	11,358	2003
	10.000000	8.059011	-19.41%	2,478	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.296735	15.993088	20.28%	8,831	2007
	13.572003	13.296735	-2.03%	9,380	2006
	12.334128	13.572003	10.04%	10,369	2005
	11.164275	12.334128	10.48%	9,942	2004
	7.456128	11.164275	49.73%	10,031	2003
	10.000000	7.456128	-25.44%	4,273	2002*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.204800	13.572447	2.78%	18,512	2007
	12.819122	13.204800	3.01%	12,957	2006
	12.768454	12.819122	0.40%	13,292	2005
	12.198805	12.768454	4.67%	20,361	2004
	11.074251	12.198805	10.15%	20,325	2003
	10.513712	11.074251	5.33%	10,063	2002
	10.271747	10.513712	2.36%	977	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.485327	12.847031	11.86%	28,406	2007
	10.855471	11.485327	5.80%	28,973	2006
	10.535969	10.855471	3.03%	42,007	2005
	10.058187	10.535969	4.75%	44,557	2004
	7.833279	10.058187	28.40%	46,639	2003
	10.000000	7.833279	-21.67%	21,005	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.580799	22.544746	4.47%	35,490	2007
	18.662895	21.580799	15.63%	35,280	2006
	16.612442	18.662895	12.34%	34,351	2005
	14.185285	16.612442	17.11%	38,230	2004
	10.000000	14.185285	41.85%	32,965	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.271642	16.957453	4.21%	26,306	2007
	14.110528	16.271642	15.32%	27,103	2006
	12.590817	14.110528	12.07%	36,678	2005
	10.779925	12.590817	16.80%	39,236	2004
	7.680006	10.779925	40.36%	46,023	2003
	10.000000	7.680006	-23.20%	38,577	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.531788	12.822414	2.32%	41,940	2007
	11.114107	12.531788	12.76%	49,770	2006
	10.697373	11.114107	3.90%	48,615	2005
	9.975566	10.697373	7.24%	51,445	2004
	8.030134	9.975566	24.23%	43,529	2003
	10.000000	8.030134	-19.70%	29,354	2002*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.343271	14.360690	7.62%	25,364	2007
	12.664197	13.343271	5.36%	29,653	2006
	12.577343	12.664197	0.69%	20,904	2005
	11.805665	12.577343	6.45%	23,842	2004
	10.256033	11.805665	15.11%	25,181	2003
	10.000000	10.256033	2.56%	5,104	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.727232	11.088437	3.37%	5,826	2007
	10.542363	10.727232	1.75%	5,868	2006
	10.323495	10.542363	2.12%	2,483	2005
	10.096155	10.323495	2.25%	0	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.680183	27.438986	-18.53%	11,158	2007
	24.830839	33.680183	35.64%	13,912	2006
	21.590209	24.830839	15.01%	13,425	2005
	16.110938	21.590209	34.01%	44,246	2004
	11.924489	16.110938	35.11%	24,786	2003
	12.233204	11.924489	-2.52%	11,637	2002
	11.336655	12.233204	7.91%	535	2001*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.886162	13.324216	-4.05%	68,411	2007
	12.178737	13.886162	14.02%	78,740	2006
	11.905725	12.178737	2.29%	94,701	2005
	10.319314	11.905725	15.37%	108,711	2004
	8.031686	10.319314	28.48%	93,488	2003
	10.000000	8.031686	-19.68%	16,176	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.126364	11.603963	14.59%	12,010	2007
	10.042657	10.126364	0.83%	18,251	2006
	9.495711	10.042657	5.76%	19,893	2005
	9.051413	9.495711	4.91%	22,219	2004
	7.251893	9.051413	24.81%	20,874	2003
	10.000000	7.251893	-27.48%	4,306	2002*

63

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.370978	12.312751	-0.47%	10,045	2007
	11.153673	12.370978	10.91%	13,068	2006
	10.772780	11.153673	3.54%	13,477	2005
	9.897461	10.772780	8.84%	15,306	2004
	7.561367	9.897461	30.90%	17,687	2003
	10.000000	7.561367	-24.39%	7,544	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.641021	12.771478	9.71%	1,774	2007
	11.176736	11.641021	4.15%	2,848	2006
	10.481842	11.176736	6.63%	2,848	2005
	10.038265	10.481842	4.42%	2,848	2004
	7.912879	10.038265	26.86%	2,847	2003
	10.000000	7.912879	-20.87%	1,503	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006
	11.014566	11.819189	7.31%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.766801	11.404908	5.93%	2,693	2007
	10.000000	10.766801	7.67%	2,693	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.146648	13.536137	2.96%	8,565	2007
	11.443375	13.146648	14.88%	8,046	2006
	11.140499	11.443375	2.72%	8,049	2005
	10.200035	11.140499	9.22%	8,684	2004
	7.857834	10.200035	29.81%	6,378	2003
	10.000000	7.857834	-21.42%	1,975	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.073312	12.353201	11.56%	8,441	2007
	11.348523	11.073312	-2.43%	9,051	2006
	10.062326	11.348523	12.78%	10,279	2005
	9.457514	10.062326	6.40%	11,896	2004
	7.806581	9.457514	21.15%	14,870	2003
	10.000000	7.806581	-21.93%	8,423	2002*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.659239	15.610701	-0.31%	9,607	2007
	13.962541	15.659239	12.15%	9,841	2006
	13.333520	13.962541	4.72%	10,164	2005
	11.402842	13.333520	16.93%	10,238	2004
	8.241495	11.402842	38.36%	12,072	2003
	10.000000	8.241495	-17.59%	5,157	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.507735	13.205766	-2.24%	3,564	2007
	11.774833	13.507735	14.72%	3,576	2006
	11.471820	11.774833	2.64%	3,559	2005
	10.377175	11.471820	10.55%	3,349	2004
	8.179604	10.377175	26.87%	2,274	2003
	10.000000	8.179604	-18.20%	1,172	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.018999	11.888121	18.66%	78	2007
	10.560004	10.018999	-5.12%	1,159	2006
	10.544785	10.560004	0.14%	2,002	2005
	9.709788	10.544785	8.60%	2,666	2004
	7.922989	9.709788	22.55%	2,562	2003
	10.000000	7.922989	-20.77%	1,812	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.608842	13.582864	-7.02%	33,492	2007
	12.557278	14.608842	16.34%	36,847	2006
	12.194788	12.557278	2.97%	39,684	2005
	10.876604	12.194788	12.12%	41,067	2004
	8.598478	10.876604	26.49%	41,411	2003
	10.000000	8.598478	-14.02%	32,259	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.544885	11.337083	7.51%	1,287	2007
	10.569860	10.544885	-0.24%	1,407	2006
	10.597463	10.569860	-0.26%	1,314	2005
	10.199070	10.597463	3.91%	19,558	2004
	10.000000	10.199070	1.99%	0	2003*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.481112	11.062748	5.55%	0	2007
	9.795279	10.481112	7.00%	0	2006
	9.650802	9.795279	1.50%	0	2005
	9.276719	9.650802	4.03%	0	2004
	7.512102	9.276719	23.49%	0	2003
	10.000000	7.512102	-24.88%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.888853	12.473584	4.92%	4,053	2007
	10.417681	11.888853	14.12%	4,522	2006
	10.188565	10.417681	2.25%	4,547	2005
	9.900442	10.188565	2.91%	4,540	2004
	8.343929	9.900442	18.65%	4,438	2003
	10.000000	8.343929	-16.56%	2,933	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.729461	11.266317	-11.49%	529	2007
	11.127756	12.729461	14.39%	529	2006
	10.814626	11.127756	2.90%	548	2005
	10.057283	10.814626	7.53%	548	2004
	8.043954	10.057283	25.03%	1,127	2003
	10.000000	8.043954	-19.56%	1,127	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.797557	12.700950	7.66%	874	2007
	10.375693	11.797557	13.70%	1,960	2006
	10.389216	10.375693	-0.13%	1,961	2005
	9.877373	10.389216	5.18%	1,961	2004
	8.119551	9.877373	21.65%	1,961	2003
	10.000000	8.119551	-18.80%	1,276	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.519483	13.697683	1.32%	4,377	2007
	12.450849	13.519483	8.58%	4,576	2006
	12.396863	12.450849	0.44%	5,241	2005
	11.459710	12.396863	8.18%	5,349	2004
	9.581547	11.459710	19.60%	12,723	2003
	10.000000	9.581547	-4.18%	1,345	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.219084	11.582313	3.24%	9,354	2007
	10.993256	11.219084	2.05%	10,623	2006
	11.084790	10.993256	-0.83%	10,789	2005
	10.925276	11.084790	1.46%	11,950	2004
	10.652603	10.925276	2.56%	15,203	2003
	10.000000	10.652603	6.53%	9,901	2002*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.362924	17.695101	15.18%	29,426	2007
	14.038824	15.362924	9.43%	28,982	2006
	12.255217	14.038824	14.55%	30,175	2005
	10.836992	12.255217	13.09%	26,510	2004
	8.608264	10.836992	25.89%	23,224	2003
	10.000000	8.608264	-13.92%	9,082	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.905037	13.827120	-0.56%	48,315	2007
	11.806283	13.905037	17.78%	51,253	2006
	11.387718	11.806283	3.68%	53,757	2005
	10.425297	11.387718	9.23%	52,971	2004
	8.164523	10.425297	27.69%	57,229	2003
	10.000000	8.164523	-18.35%	30,777	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.609150	13.194419	24.37%	17,134	2007
	10.136851	10.609150	4.66%	18,091	2006
	9.783753	10.136851	3.61%	18,613	2005
	9.661426	9.783753	1.27%	18,613	2004
	7.422855	9.661426	30.16%	17,115	2003
	10.000000	7.422855	-25.77%	6,509	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.182275	20.591651	13.25%	11,432	2007
	16.471657	18.182275	10.39%	11,972	2006
	14.212139	16.471657	15.90%	12,767	2005
	11.609925	14.212139	22.41%	13,348	2004
	8.551452	11.609925	35.77%	15,332	2003
	10.000000	8.551452	-14.49%	6,840	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.238992	18.665413	14.94%	10,739	2007
	14.035628	16.238992	15.70%	8,751	2006
	12.036287	14.035628	16.61%	9,654	2005
	10.816363	12.036287	11.28%	10,160	2004
	7.702512	10.816363	40.43%	15,789	2003
	10.000000	7.702512	-22.97%	9,723	2002*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.779766	15.301943	3.53%	6,137	2007
	12.973138	14.779766	13.93%	6,225	2006
	12.897254	12.973138	0.59%	6,246	2005
	11.536990	12.897254	11.79%	5,812	2004
	7.465607	11.536990	54.54%	5,137	2003
	10.000000	7.465607	-25.34%	1,525	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.611477	17.311109	4.21%	754	2007
	15.270609	16.611477	8.94%	754	2006
	14.019804	15.270609	8.92%	0	2005
	12.154059	14.019804	15.35%	0	2004
	10.000000	12.154059	21.54%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.067167	10.356657	2.88%	2,641	2007
	9.837808	10.067167	2.33%	4,046	2006
	9.875108	9.837808	-0.38%	4,046	2005
	9.978359	9.875108	-1.03%	25,019	2004
	10.000000	9.978359	-0.22%	4,396	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.827448	11.642516	7.53%	9,278	2007
	10.777843	10.827448	0.46%	11,558	2006
	10.669951	10.777843	1.01%	14,143	2005
	9.499597	10.669951	12.32%	15,609	2004
	7.081227	9.499597	34.15%	16,397	2003
	10.000000	7.081227	-29.19%	0	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.650325	11.696933	0.40%	3,462	2007
	10.505005	11.650325	10.90%	3,165	2006
	10.184579	10.505005	3.15%	3,217	2005
	9.764932	10.184579	4.30%	4,266	2004
	7.452336	9.764932	31.03%	3,876	2003
	10.000000	7.452336	-25.48%	2,612	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.181624	14.982427	5.65%	1,138	2007
	11.983493	14.181624	18.34%	1,051	2006
	11.461310	11.983493	4.56%	1,277	2005
	10.164432	11.461310	12.76%	1,708	2004
	8.299980	10.164432	22.46%	628	2003
	10.000000	8.299980	-17.00%	422	2002*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006
	13.223200	13.362127	1.05%	0	2005
	12.036021	13.223200	9.86%	0	2004
	9.800182	12.036021	22.81%	0	2003
	10.000000	9.800182	-2.00%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.179347	13.926091	5.67%	106	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.442522	29.195921	42.82%	0	2007
	15.243606	20.442522	34.11%	0	2006
	11.715831	15.243606	30.11%	0	2005
	10.000000	11.715831	17.16%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.085150	11.636945	4.98%	29,358	2007
	10.959105	11.085150	1.15%	26,077	2006
	10.833311	10.959105	1.16%	26,293	2005
	10.709351	10.833311	1.16%	30,578	2004
	10.715948	10.709351	-0.06%	35,775	2003
	10.000000	10.715948	7.16%	17,640	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.828412	14.262466	11.18%	1,328	2007
	12.719228	12.828412	0.86%	1,353	2006
	11.945446	12.719228	6.48%	1,390	2005
	11.279637	11.945446	5.90%	24,617	2004
	8.398056	11.279637	34.31%	13,279	2003
	10.000000	8.398056	-16.02%	2,964	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.382309	11.777759	3.47%	0	2007
	10.917407	11.382309	4.26%	0	2006
	10.761107	10.917407	1.45%	0	2005
	10.471187	10.761107	2.77%	4,228	2004
	9.881785	10.471187	5.96%	16,160	2003
	10.000000	9.881785	-1.18%	18,983	2002*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.170043	12.650005	3.94%	102,526	2007
	11.429780	12.170043	6.48%	106,945	2006
	11.139003	11.429780	2.61%	112,627	2005
	10.585351	11.139003	5.23%	140,083	2004
	9.480584	10.585351	11.65%	159,647	2003
	10.000000	9.480584	-5.19%	168,373	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.892538	13.375677	3.75%	45,104	2007
	11.789697	12.892538	9.35%	42,843	2006
	11.396138	11.789697	3.45%	33,916	2005
	10.594686	11.396138	7.56%	113,858	2004
	8.986775	10.594686	17.89%	110,682	2003
	10.000000	8.986775	-10.13%	54,937	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.830716	14.415677	4.23%	41,514	2007
	12.295645	13.830716	12.48%	39,244	2006
	11.693395	12.295645	5.15%	39,244	2005
	10.623053	11.693395	10.08%	80,711	2004
	8.541750	10.623053	24.37%	80,222	2003
	10.000000	8.541750	-14.58%	39,149	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.449858	15.033743	4.04%	7,551	2007
	12.590217	14.449858	14.77%	7,551	2006
	11.878188	12.590217	5.99%	7,551	2005
	10.607956	11.878188	11.97%	48,838	2004
	8.191707	10.607956	29.50%	48,710	2003
	10.000000	8.191707	-18.08%	38,212	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.875311	11.190282	2.90%	14,595	2007
	10.594160	10.875311	2.65%	6,376	2006
	10.507467	10.594160	0.83%	13,664	2005
	10.613949	10.507467	-1.00%	98,416	2004
	10.741301	10.613949	-1.19%	119,753	2003
	10.807263	10.741301	-0.61%	124,683	2002
	10.623647	10.807263	1.73%	72,903	2001*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.111008	15.237873	0.84%	0	2007
	12.570579	15.111008	20.21%	0	2006
	11.449228	12.570579	9.79%	0	2005
	10.000000	11.449228	14.49%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.223554	12.067428	7.52%	473	2007
	11.097457	11.223554	1.14%	2,141	2006
	10.488879	11.097457	5.80%	2,066	2005
	9.438241	10.488879	11.13%	2,105	2004
	7.169139	9.438241	31.65%	2,634	2003
	10.000000	7.169139	-28.31%	1,731	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.530365	13.235929	-8.91%	303	2007
	12.635672	14.530365	14.99%	1,941	2006
	12.518422	12.635672	0.94%	1,950	2005
	10.895911	12.518422	14.89%	2,540	2004
	7.092082	10.895911	53.63%	4,491	2003
	10.000000	7.092082	-29.08%	2,251	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.175620	15.183263	0.05%	20,246	2007
	13.827957	15.175620	9.75%	21,676	2006
	12.571295	13.827957	10.00%	22,065	2005
	10.777250	12.571295	16.65%	22,937	2004
	7.804846	10.777250	38.08%	21,102	2003
	10.000000	7.804846	-21.95%	14,804	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.675097	13.428112	5.94%	3,875	2007
	11.381541	12.675097	11.37%	4,016	2006
	10.827330	11.381541	5.12%	4,053	2005
	10.066083	10.827330	7.56%	6,398	2004
	8.056265	10.066083	24.95%	6,324	2003
	10.000000	8.056265	-19.44%	3,292	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.263395	15.944837	20.22%	0	2007
	13.544849	13.263395	-2.08%	0	2006
	12.315703	13.544849	9.98%	0	2005
	11.153278	12.315703	10.42%	14,805	2004
	7.452579	11.153278	49.66%	16,247	2003
	10.000000	7.452579	-25.47%	1,196	2002*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.153432	13.512748	2.73%	1,831	2007
	12.775749	13.153432	2.96%	4,012	2006
	12.731721	12.775749	0.35%	4,546	2005
	12.169900	12.731721	4.62%	29,491	2004
	11.053628	12.169900	10.10%	32,363	2003
	10.499466	11.053628	5.28%	27,722	2002
	10.263086	10.499466	2.30%	8,541	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.458091	12.810002	11.80%	38,379	2007
	10.835244	11.458091	5.75%	43,212	2006
	10.521678	10.835244	2.98%	44,092	2005
	10.049644	10.521678	4.70%	49,172	2004
	7.830605	10.049644	28.34%	48,900	2003
	10.000000	7.830605	-21.69%	38,025	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.540637	22.491279	4.41%	16,730	2007
	18.637621	21.540637	15.58%	18,990	2006
	16.598363	18.637621	12.29%	19,744	2005
	14.180467	16.598363	17.05%	38,640	2004
	10.000000	14.180467	41.80%	28,999	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.233075	16.908602	4.16%	21,153	2007
	14.084235	16.233075	15.26%	23,509	2006
	12.573729	14.084235	12.01%	26,173	2005
	10.770768	12.573729	16.74%	28,425	2004
	7.677386	10.770768	40.29%	29,267	2003
	10.000000	7.677386	-23.23%	38,792	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.502076	12.785469	2.27%	10,224	2007
	11.093376	12.502076	12.70%	11,300	2006
	10.682830	11.093376	3.84%	13,488	2005
	9.967086	10.682830	7.18%	13,640	2004
	8.027393	9.967086	24.16%	13,001	2003
	10.000000	8.027393	-19.73%	7,986	2002*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.311627	14.319292	7.57%	7,661	2007
	12.640586	13.311627	5.31%	6,284	2006
	12.560267	12.640586	0.64%	6,182	2005
	11.795636	12.560267	6.48%	6,540	2004
	10.252549	11.795636	15.05%	9,845	2003
	10.000000	10.252549	2.53%	1,991	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.707238	11.062118	3.31%	377	2007
	10.528053	10.707238	1.70%	418	2006
	10.314724	10.528053	2.07%	398	2005
	10.092718	10.314724	2.20%	105	2004
	10.000000	10.092718	0.93%	162	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.549179	27.318266	-18.57%	8,642	2007
	24.746797	33.549179	35.57%	9,779	2006
	21.528056	24.746797	14.95%	10,496	2005
	16.072738	21.528056	33.94%	33,842	2004
	11.902270	16.072738	35.04%	47,501	2003
	12.216634	11.902270	-2.57%	41,922	2002
	11.327088	12.216634	7.85%	4,573	2001*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.853240	13.285807	-4.10%	28,074	2007
	12.156032	13.853240	13.96%	32,394	2006
	11.889563	12.156032	2.24%	33,333	2005
	10.310551	11.889563	15.31%	33,922	2004
	8.028951	10.310551	28.42%	38,871	2003
	10.000000	8.028951	-19.71%	21,379	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.102344	11.570529	14.53%	9,240	2007
	10.023929	10.102344	0.78%	14,584	2006
	9.482808	10.023929	5.71%	15,129	2005
	9.043712	9.482808	4.86%	16,131	2004
	7.249419	9.043712	24.75%	17,932	2003
	10.000000	7.249419	-27.51%	11,412	2002*

73

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.312365	12.241865	-0.57%	11,267	2007
	11.112115	12.312365	10.80%	11,735	2006
	10.743540	11.112115	3.43%	14,819	2005
	9.880656	10.743540	8.73%	15,911	2004
	7.556209	9.880656	30.76%	16,162	2003
	10.000000	7.556209	-24.44%	8,804	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.585871	12.697954	9.60%	837	2007
	11.135097	11.585871	4.05%	1,021	2006
	10.453389	11.135097	6.52%	876	2005
	10.021218	10.453389	4.31%	1,401	2004
	7.907483	10.021218	26.73%	1,836	2003
	10.000000	7.907483	-20.93%	260	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	461	2006
	11.007157	11.799248	7.20%	413	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.759431	11.385420	5.82%	2,556	2007
	10.000000	10.759431	7.59%	2,556	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.084357	13.458206	2.86%	0	2007
	11.400722	13.084357	14.77%	0	2006
	11.110256	11.400722	2.61%	266	2005
	10.182701	11.110256	9.11%	304	2004
	7.852473	10.182701	29.68%	304	2003
	10.000000	7.852473	-21.48%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.020828	12.282065	11.44%	1,155	2007
	11.306215	11.020828	-2.52%	1,155	2006
	10.034996	11.306215	12.67%	1,155	2005
	9.441441	10.034996	6.29%	5,085	2004
	7.801254	9.441441	21.02%	5,104	2003
	10.000000	7.801254	-21.99%	3,741	2002*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.585059	15.520845	-0.41%	8,531	2007
	13.910520	15.585059	12.04%	9,427	2006
	13.297328	13.910520	4.61%	9,563	2005
	11.383477	13.297328	16.81%	9,199	2004
	8.235872	11.383477	38.22%	7,775	2003
	10.000000	8.235872	-17.64%	2,024	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.443690	13.129697	-2.34%	5,333	2007
	11.730917	13.443690	14.60%	5,053	2006
	11.440656	11.730917	2.54%	6,039	2005
	10.359545	11.440656	10.44%	3,572	2004
	8.174024	10.359545	26.74%	1,404	2003
	10.000000	8.174024	-18.26%	888	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.971506	11.819663	18.53%	2,592	2007
	10.520640	9.971506	-5.22%	1,671	2006
	10.516146	10.520640	0.04%	1,516	2005
	9.693291	10.516146	8.49%	1,865	2004
	7.917585	9.693291	22.43%	1,716	2003
	10.000000	7.917585	-20.82%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.539637	13.504672	-7.12%	31,388	2007
	12.510487	14.539637	16.22%	32,476	2006
	12.161703	12.510487	2.87%	36,034	2005
	10.858142	12.161703	12.01%	35,709	2004
	8.592617	10.858142	26.37%	36,769	2003
	10.000000	8.592617	-14.07%	16,754	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.505573	11.283253	7.40%	1,087	2007
	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	1,383	2004
	10.000000	10.192009	1.92%	0	2003*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.431442	10.999041	5.44%	185	2007
	9.758759	10.431442	6.89%	185	2006
	9.624597	9.758759	1.39%	185	2005
	9.260971	9.624597	3.93%	185	2004
	7.506973	9.260971	23.36%	185	2003
	10.000000	7.506973	-24.93%	185	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.832526	12.401780	4.81%	3,395	2007
	10.378858	11.832526	14.01%	3,764	2006
	10.160906	10.378858	2.15%	3,975	2005
	9.883619	10.160906	2.81%	5,067	2004
	8.338234	9.883619	18.53%	4,735	2003
	10.000000	8.338234	-16.62%	2,834	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.669162	11.201468	-11.58%	0	2007
	11.086300	12.669162	14.28%	0	2006
	10.785276	11.086300	2.79%	0	2005
	10.040204	10.785276	7.42%	0	2004
	8.038467	10.040204	24.90%	0	2003
	10.000000	8.038467	-19.62%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.741658	12.627823	7.55%	0	2007
	10.337029	11.741658	13.59%	3,768	2006
	10.361019	10.337029	-0.23%	3,768	2005
	9.860592	10.361019	5.08%	3,768	2004
	8.114008	9.860592	21.53%	3,768	2003
	10.000000	8.114008	-18.86%	1,646	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.455423	13.618828	1.21%	2,275	2007
	12.404441	13.455423	8.47%	3,109	2006
	12.363213	12.404441	0.33%	3,675	2005
	11.440252	12.363213	8.07%	3,534	2004
	9.575028	11.440252	19.48%	4,480	2003
	10.000000	9.575028	-4.25%	444	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.165898	11.515596	3.13%	13,530	2007
	10.952255	11.165898	1.95%	14,527	2006
	11.054682	10.952255	-0.93%	14,206	2005
	10.906708	11.054682	1.36%	16,320	2004
	10.645349	10.906708	2.46%	14,620	2003
	10.000000	10.645349	6.45%	3,691	2002*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.290121	17.593211	15.06%	36,834	2007
	13.986512	15.290121	9.32%	34,428	2006
	12.221954	13.986512	14.44%	35,005	2005
	10.818595	12.221954	12.97%	35,558	2004
	8.602399	10.818595	25.76%	34,281	2003
	10.000000	8.602399	-13.98%	12,571	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.839153	13.747516	-0.66%	50,377	2007
	11.762279	13.839153	17.66%	49,373	2006
	11.356793	11.762279	3.57%	51,906	2005
	10.407582	11.356793	9.12%	53,604	2004
	8.158949	10.407582	27.56%	46,470	2003
	10.000000	8.158949	-18.41%	10,622	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.558853	13.118435	24.24%	8,963	2007
	10.099060	10.558853	4.55%	8,406	2006
	9.757193	10.099060	3.50%	8,845	2005
	9.645013	9.757193	1.16%	8,541	2004
	7.417784	9.645013	30.03%	9,356	2003
	10.000000	7.417784	-25.82%	361	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.096123	20.473098	13.14%	18,457	2007
	16.410270	18.096123	10.27%	17,193	2006
	14.173560	16.410270	15.78%	20,046	2005
	11.590198	14.173560	22.29%	19,842	2004
	8.545619	11.590198	35.63%	15,703	2003
	10.000000	8.545619	-14.54%	4,362	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.162112	18.558027	14.82%	24,925	2007
	13.983368	16.162112	15.58%	22,655	2006
	12.003650	13.983368	16.49%	22,499	2005
	10.798013	12.003650	11.17%	23,148	2004
	7.697965	10.798013	40.28%	21,573	2003
	10.000000	7.697965	-23.02%	2,302	2002*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.709714	15.213814	3.43%	2,737	2007
	12.924776	14.709714	13.81%	4,499	2006
	12.862234	12.924776	0.49%	4,634	2005
	11.517386	12.862234	11.68%	6,846	2004
	7.460508	11.517386	54.38%	4,499	2003
	10.000000	7.460508	-25.39%	1,880	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.549637	17.229024	4.11%	4,498	2007
	15.229220	16.549637	8.83%	4,498	2006
	13.996013	15.229220	8.81%	4,498	2005
	12.145798	13.996013	15.23%	4,498	2004
	10.000000	12.145798	21.46%	3,424	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.776142	11.575480	7.42%	9,413	2007
	10.737690	10.776142	0.36%	9,413	2006
	10.641002	10.737690	0.91%	9,704	2005
	9.483473	10.641002	12.21%	15,793	2004
	7.076398	9.483473	34.02%	15,813	2003
	10.000000	7.076398	-29.24%	3,798	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.595091	11.629557	0.30%	3,929	2007
	10.465834	11.595091	10.79%	4,099	2006
	10.156918	10.465834	3.04%	3,929	2005
	9.748341	10.156918	4.19%	9,638	2004
	7.447255	9.748341	30.90%	9,638	2003
	10.000000	7.447255	-25.53%	2,380	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.114424	14.896162	5.54%	9,115	2007
	11.938834	14.114424	18.22%	9,115	2006
	11.430198	11.938834	4.45%	9,369	2005
	10.147167	11.430198	12.64%	9,369	2004
	8.294320	10.147167	22.34%	9,645	2003
	10.000000	8.294320	-17.06%	4,041	2002*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	153	2006
	13.187290	13.312320	0.95%	522	2005
	12.015569	13.187290	9.75%	982	2004
	9.793499	12.015569	22.69%	822	2003
	10.000000	9.793499	-2.07%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.387298	29.087277	42.67%	2,438	2007
	15.217878	20.387298	33.97%	1,723	2006
	11.707931	15.217878	29.98%	3,411	2005
	10.000000	11.707931	17.08%	1,010	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.032608	11.569930	4.87%	34,049	2007
	10.918255	11.032608	1.05%	36,348	2006
	10.803901	10.918255	1.06%	38,773	2005
	10.691166	10.803901	1.05%	41,180	2004
	10.708659	10.691166	-0.16%	45,709	2003
	10.000000	10.708659	7.09%	33,203	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.764183	14.176525	11.06%	1,864	2007
	12.668421	12.764183	0.76%	242	2006
	11.909823	12.668421	6.37%	236	2005
	11.257465	11.909823	5.79%	6,076	2004
	8.390084	11.257465	34.18%	1,510	2003
	10.000000	8.390084	-16.10%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.325309	11.706779	3.37%	1,308	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	721	2005
	10.450593	10.729004	2.66%	711	2004
	9.872402	10.450593	5.86%	693	2003
	10.000000	9.872402	-1.28%	672	2002*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.109113	12.573775	3.84%	15,161	2007
	11.384121	12.109113	6.37%	15,215	2006
	11.105782	11.384121	2.51%	16,188	2005
	10.564539	11.105782	5.12%	16,190	2004
	9.471588	10.564539	11.54%	16,191	2003
	10.000000	9.471588	-5.28%	10,204	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.827968	13.295057	3.64%	48,045	2007
	11.742570	12.827968	9.24%	23,058	2006
	11.362127	11.742570	3.35%	18,500	2005
	10.573837	11.362127	7.46%	23,208	2004
	8.978240	10.573837	17.77%	25,085	2003
	10.000000	8.978240	-10.22%	59,028	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.761487	14.328837	4.12%	10,395	2007
	12.246540	13.761487	12.37%	30,634	2006
	11.658524	12.246540	5.04%	32,476	2005
	10.602160	11.658524	9.96%	30,233	2004
	8.533634	10.602160	24.24%	28,375	2003
	10.000000	8.533634	-14.66%	22,385	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.377533	14.943186	3.93%	0	2007
	12.539933	14.377533	14.65%	0	2006
	11.842767	12.539933	5.89%	5,591	2005
	10.587104	11.842767	11.86%	6,755	2004
	8.183923	10.587104	29.36%	6,780	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.790701	11.091854	2.79%	12,514	2007
	10.522423	10.790701	2.55%	13,005	2006
	10.446928	10.522423	0.72%	10,523	2005
	10.563553	10.446928	-1.10%	1,589	2004
	10.701197	10.563553	-1.29%	1,570	2003
	10.777889	10.701197	-0.71%	7,530	2002
	10.605632	10.777889	1.62%	0	2001*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.070189	15.181140	0.74%	560	2007
	12.549364	15.070189	20.09%	1,440	2006
	11.441520	12.549364	9.68%	2,144	2005
	10.000000	11.441520	14.42%	145	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.170354	11.997935	7.41%	2,164	2007
	11.056092	11.170354	1.03%	2,569	2006
	10.460391	11.056092	5.69%	2,449	2005
	9.422196	10.460391	11.02%	2,482	2004
	7.164247	9.422196	31.52%	2,388	2003
	10.000000	7.164247	-28.36%	813	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.461542	13.159744	-9.00%	5,590	2007
	12.588594	14.461542	14.88%	5,199	2006
	12.484462	12.588594	0.83%	5,191	2005
	10.877427	12.484462	14.77%	6,972	2004
	7.087240	10.877427	53.48%	7,076	2003
	10.000000	7.087240	-29.13%	3,158	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.103705	15.095845	-0.05%	20,360	2007
	13.776427	15.103705	9.63%	20,670	2006
	12.537176	13.776427	9.88%	21,364	2005
	10.758954	12.537176	16.53%	23,168	2004
	7.799526	10.758954	37.94%	21,750	2003
	10.000000	7.799526	-22.00%	7,664	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.615045	13.350805	5.83%	1,177	2007
	11.339128	12.615045	11.25%	3,604	2006
	10.797941	11.339128	5.01%	3,604	2005
	10.048992	10.797941	7.45%	3,604	2004
	8.050768	10.048992	24.82%	4,251	2003
	10.000000	8.050768	-19.49%	659	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.197010	15.848782	20.09%	726	2007
	13.490766	13.197010	-2.18%	754	2006
	12.278996	13.490766	9.87%	783	2005
	13.131364	12.278996	10.31%	2,021	2004
	7.445495	11.131364	49.50%	1,325	2003
	10.000000	7.445495	-25.55%	0	2002*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.051225	13.394031	2.63%	6,937	2007
	12.689357	13.051225	2.85%	9,125	2006
	12.658477	12.689357	0.24%	9,779	2005
	12.112226	12.658477	4.51%	11,502	2004
	11.012457	12.112226	9.99%	12,906	2003
	10.471032	11.012457	5.17%	4,068	2002
	10.245769	10.471032	2.20%	0	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.403783	12.736235	11.68%	19,858	2007
	10.794846	11.403783	5.64%	17,732	2006
	10.493100	10.794846	2.88%	18,823	2005
	10.032576	10.493100	4.59%	20,205	2004
	7.825260	10.032576	28.21%	18,821	2003
	10.000000	7.825260	-21.75%	7,509	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.460476	22.384636	4.31%	20,136	2007
	18.587129	21.460476	15.46%	23,083	2006
	16.570216	18.587129	12.17%	23,288	2005
	14.170841	16.570216	16.93%	20,744	2004
	10.000000	14.170841	41.71%	14,981	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.156153	16.811243	4.05%	8,223	2007
	14.031744	16.156153	15.14%	8,223	2006
	12.539612	14.031744	11.90%	9,348	2005
	10.752496	12.539612	16.62%	11,554	2004
	7.672153	10.752496	40.15%	14,326	2003
	10.000000	7.672153	-23.28%	15,897	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.442825	12.711843	2.16%	13,889	2007
	11.052027	12.442825	12.58%	13,745	2006
	10.653846	11.052027	3.74%	14,286	2005
	9.950172	10.653846	7.07%	14,689	2004
	8.021928	9.950172	24.04%	15,281	2003
	10.000000	8.021928	-19.78%	6,833	2002*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.248552	14.236860	7.46%	11,588	2007
	12.593474	13.248552	5.20%	8,729	2006
	12.526176	12.593474	0.54%	9,361	2005
	11.775598	12.526176	6.37%	10,838	2004
	10.245554	11.775598	14.93%	13,638	2003
	10.000000	10.245554	2.46%	1,809	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.667339	11.009612	3.21%	5,075	2007
	10.499491	10.667339	1.60%	5,815	2006
	10.297210	10.499491	1.96%	4,406	2005
	10.085843	10.297210	2.10%	3,467	2004
	10.000000	10.085843	0.86%	2,547	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.288560	27.078268	-18.66%	5,127	2007
	24.579498	33.288560	35.43%	6,013	2006
	21.404236	24.579498	14.83%	7,277	2005
	15.996561	21.404236	33.81%	14,227	2004
	11.857917	15.996561	34.90%	14,458	2003
	12.183524	11.857917	-2.67%	12,053	2002
	11.307986	12.183528	7.74%	1,582	2001*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.787610	13.209330	-4.19%	44,462	2007
	12.110728	13.787610	13.85%	45,168	2006
	11.857297	12.110728	2.14%	47,507	2005
	10.293049	11.857297	15.20%	49,174	2004
	8.023481	10.293049	28.29%	41,688	2003
	10.000000	8.023481	-19.77%	16,007	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.054458	11.503890	14.42%	11,605	2007
	9.986559	10.054458	0.68%	11,911	2006
	9.457059	9.986559	5.60%	12,070	2005
	9.028350	9.457059	4.75%	13,265	2004
	7.244473	9.028350	24.62%	8,313	2003
	10.000000	7.244473	-27.56%	2,760	2002*

83

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.283120	12.206531	-0.62%	60,064	2007
	11.091360	12.283120	10.74%	110,497	2006
	10.728937	11.091360	3.38%	113,192	2005
	9.872249	10.728937	8.68%	111,291	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.558365	12.661314	9.54%	15,162	2007
	11.114312	11.558365	4.00%	17,356	2006
	10.439181	11.114312	6.47%	24,159	2005
	10.012703	10.439181	4.26%	31,137	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.439252	14.565594	8.38%	116	2007
	11.789285	13.439252	14.00%	116	2006
	11.003441	11.789285	7.14%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.755751	11.375696	5.76%	17,143	2007
	10.000000	10.755751	7.56%	20,430	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.053326	13.419419	2.80%	36,117	2007
	11.379466	13.053326	14.71%	40,631	2006
	11.095173	11.379466	2.56%	43,856	2005
	10.174055	11.095173	9.05%	45,279	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.994634	12.246586	11.39%	52,118	2007
	11.285086	10.994634	-2.57%	71,360	2006
	10.021339	11.285086	12.61%	73,554	2005
	9.433404	10.021339	6.23%	78,145	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.548062	15.476070	-0.46%	58,886	2007
	13.884555	15.548062	11.98%	57,835	2006
	13.279263	13.884555	4.56%	56,263	2005
	11.373803	13.279263	16.75%	57,520	2004

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.411828	13.091861	-2.39%	12,539	2007
	11.709053	13.411828	14.54%	13,586	2006
	11.425127	11.709053	2.49%	18,161	2005
	10.350739	11.425127	10.38%	19,246	2004

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.947826	11.785564	18.47%	25,777	2007
	10.500999	9.947826	-5.27%	30,600	2006
	10.501849	10.500999	-0.01%	32,047	2005
	9.685041	10.501849	8.43%	34,381	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.505120	13.465702	-7.17%	76,425	2007
	12.487132	14.505120	16.16%	79,786	2006
	12.145172	12.487132	2.82%	78,139	2005
	10.848908	12.145172	11.95%	85,369	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.485957	11.256412	7.35%	4,313	2007
	10.526828	10.485957	-0.39%	7,919	2006
	10.570422	10.526828	-0.41%	26,349	2005
	10.188610	10.570422	3.75%	2,540	2004

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.406679	10.967318	5.39%	3,052	2007
	9.740546	10.406679	6.84%	3,372	2006
	9.611513	9.740546	1.34%	2,537	2005
	9.253076	9.611513	3.87%	4,065	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.804433	12.365982	4.76%	16,275	2007
	10.359477	11.804433	13.95%	24,750	2006
	10.147079	10.359477	2.09%	28,912	2005
	9.875216	10.147079	2.75%	26,923	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.639082	11.169138	-11.63%	6,772	2007
	11.065596	12.639082	14.22%	7,187	2006
	10.770603	11.065596	2.74%	8,156	2005
	10.031658	10.770603	7.37%	8,641	2004

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.713791	12.591402	7.49%	20,692	2007
	10.317738	11.713791	13.53%	20,730	2006
	10.346933	10.317738	-0.28%	25,638	2005
	9.852213	10.346933	5.02%	32,787	2004

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.423475	13.579534	1.16%	27,282	2007
	12.381282	13.423475	8.42%	28,724	2006
	12.346411	12.381282	0.28%	33,241	2005
	11.430529	12.346411	8.01%	33,636	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.139378	11.482365	3.08%	107,645	2007
	10.931808	11.139378	1.90%	113,086	2006
	11.039656	10.931808	-0.98%	115,044	2005
	10.897441	11.039656	1.31%	126,017	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.253843	17.542478	15.00%	181,325	2007
	13.960415	15.253843	9.26%	206,333	2006
	12.205342	13.960415	14.38%	204,345	2005
	10.809398	12.205342	12.91%	202,867	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.806312	13.707860	-0.71%	154,981	2007
	11.740326	13.806312	17.60%	155,962	2006
	11.341364	11.740326	3.52%	154,838	2005
	10.398741	11.341364	9.06%	153,455	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.533787	13.080587	24.18%	28,588	2007
	10.080223	10.533787	4.50%	35,243	2006
	9.743940	10.080223	3.45%	41,277	2005
	9.636814	9.743940	1.11%	38,622	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.053207	20.414082	13.08%	86,808	2007
	16.379686	18.053207	10.22%	87,606	2006
	14.154327	16.379686	15.72%	93,069	2005
	11.580371	14.154327	22.23%	99,094	2004

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.123749	18.504494	14.77%	103,162	2007
	13.957277	16.123749	15.52%	105,467	2006
	11.987343	13.957277	16.43%	108,035	2005
	10.788836	11.987343	11.11%	119,123	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.674799	15.169935	3.37%	27,006	2007
	12.900659	14.674799	13.75%	31,179	2006
	12.844759	12.900659	0.44%	35,523	2005
	11.507595	12.844759	11.62%	34,334	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.518821	17.188123	4.05%	1,231	2007
	15.208589	16.518821	8.77%	1,231	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.010930	10.283009	2.72%	28,026	2007
	9.797782	10.010930	2.18%	6,498	2006
	9.849942	9.797782	-0.53%	6,829	2005
	9.968174	9.849942	-1.19%	2,381	2004

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.750545	11.542069	7.36%	33,173	2007
	10.717634	10.750545	0.31%	39,197	2006
	10.626531	10.717634	0.86%	45,657	2005
	9.475409	10.626531	12.15%	44,935	2004

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.567547	11.595979	0.25%	21,993	2007
	10.446286	11.567547	10.73%	27,112	2006
	10.143088	10.446286	2.99%	30,482	2005
	9.740037	10.143088	4.14%	36,388	2004

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.080921	14.853192	5.48%	37,511	2007
	11.916542	14.080921	18.16%	39,380	2006
	11.414661	11.916542	4.40%	36,811	2005
	10.138536	11.414661	12.59%	42,404	2004

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.713341	13.513661	-1.46%	7,944	2007
	13.287497	13.713341	3.20%	9,060	2006
	13.169378	13.287497	0.90%	12,574	2005
	12.005361	13.169378	9.70%	17,044	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	1,695	2005
	10.000000	11.236012	12.36%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.359741	29.033083	42.60%	13,462	2007
	15.205039	20.359741	33.90%	7,372	2006
	11.703984	15.205039	29.91%	1,655	2005
	10.000000	11.703984	17.04%	214	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	11.006417	11.536548	4.82%	175,013	2007
	10.897874	11.006417	1.00%	196,240	2006
	10.789210	10.897874	1.01%	207,665	2005
	10.682068	10.789210	1.00%	225,562	2004

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.732137	14.133697	11.01%	11,002	2007
	12.643043	12.732137	0.70%	12,985	2006
	11.892009	12.643043	6.32%	12,273	2005
	11.246360	11.892009	5.74%	10,977	2004

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.296906	11.671436	3.32%	31,165	2007
	10.852024	11.296906	4.10%	26,328	2006
	10.712983	10.852024	1.30%	29,047	2005
	10.440308	10.712983	2.61%	33,949	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.078751	12.535829	3.78%	52,189	2007
	11.361342	12.078751	6.31%	56,922	2006
	11.089202	11.361342	2.45%	63,228	2005
	10.554142	11.089202	5.07%	83,568	2004

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.795804	13.254940	3.59%	166,205	2007
	11.719089	12.795804	9.19%	168,633	2006
	11.345172	11.719089	3.30%	290,366	2005
	10.563437	11.345172	7.40%	292,569	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.726986	14.285581	4.07%	154,685	2007
	12.222044	13.726986	12.31%	176,178	2006
	11.641115	12.222044	4.99%	200,342	2005
	10.591735	11.641115	9.91%	198,456	2004

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.341512	14.898112	3.88%	99,503	2007
	12.514870	14.341512	14.60%	158,889	2006
	11.825111	12.514870	5.83%	166,646	2005
	10.576701	11.825111	11.80%	174,709	2004

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.748619	11.042934	2.74%	63,216	2007
	10.486717	10.748619	2.50%	55,522	2006
	10.416772	10.486717	0.67%	65,037	2005
	10.538430	10.416772	-1.15%	74,944	2004

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.049828	15.152857	0.68%	8,564	2007
	12.538773	15.049828	20.03%	11,839	2006
	11.437668	12.538773	9.63%	4,351	2005
	10.000000	11.437668	14.38%	1,705	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.143819	11.963301	7.35%	18,809	2007
	11.035441	11.143819	0.98%	23,872	2006
	10.446164	11.035441	5.64%	26,270	2005
	9.414183	10.446164	10.96%	28,221	2004

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.427202	13.121761	-9.05%	23,554	2007
	12.565096	14.427202	14.82%	27,274	2006
	12.467490	12.565096	0.78%	26,921	2005
	10.868165	12.467490	14.72%	27,828	2004

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.067861	15.052295	-0.10%	34,207	2007
	13.750720	15.067861	9.58%	37,677	2006
	12.520138	13.750720	9.83%	37,454	2005
	10.749809	12.520138	16.47%	36,201	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.585088	13.312287	5.78%	11,600	2007
	11.317959	12.585088	11.20%	11,948	2006
	10.783269	11.317959	4.96%	12,092	2005
	10.040451	10.783269	7.40%	12,164	2004

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.163927	15.800961	20.03%	2,623	2007
	13.463789	13.163927	-2.23%	2,023	2006
	12.260664	13.463789	9.81%	1,246	2005
	11.120418	12.260664	10.25%	4,327	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.000381	13.335007	2.57%	52,228	2007
	12.646355	13.000381	2.80%	65,295	2006
	12.621996	12.646355	0.19%	62,779	2005
	12.083481	12.621996	4.46%	66,616	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.376717	12.699496	11.63%	71,422	2007
	10.774696	11.376717	5.59%	70,161	2006
	10.478828	10.774696	2.82%	79,297	2005
	10.024033	10.478828	4.54%	81,278	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.420494	22.331478	4.25%	42,816	2007
	18.561920	21.420494	15.40%	39,136	2006
	16.556153	18.561920	12.11%	40,506	2005
	14.166030	16.556153	16.87%	40,081	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.117794	16.762732	4.00%	46,398	2007
	14.005551	16.117794	15.08%	52,693	2006
	12.522559	14.005551	11.84%	67,947	2005
	10.743349	12.522559	16.56%	73,202	2004

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.413323	12.675196	2.11%	41,445	2007
	11.031418	12.413323	12.53%	42,293	2006
	10.639379	11.031418	3.68%	44,756	2005
	9.941720	10.639379	7.02%	48,254	2004

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.217075	14.195763	7.40%	68,879	2007
	12.569944	13.217075	5.15%	72,177	2006
	12.509141	12.569944	0.49%	63,999	2005
	11.765586	12.509141	6.32%	66,888	2004

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.647467	10.983472	3.16%	34,576	2007
	10.485262	10.647467	1.55%	5,080	2006
	10.288472	10.485262	1.91%	2,254	2005
	10.082409	10.288472	2.04%	839	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.158959	26.959014	-18.70%	24,840	2007
	24.496228	33.158959	35.36%	36,594	2006
	21.342572	24.496228	14.78%	41,397	2005
	15.958607	21.342572	33.74%	45,257	2004

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.754895	13.171233	-4.24%	159,507	2007
	12.088139	13.754895	13.79%	188,362	2006
	11.841186	12.088139	2.09%	212,920	2005
	10.284294	11.841186	15.14%	223,553	2004

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.030585	11.470685	14.36%	31,405	2007
	9.967909	10.030585	0.63%	33,882	2006
	9.444196	9.967909	5.55%	39,110	2005
	9.020673	9.444196	4.70%	42,995	2004

91

part3.htm

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.253928	12.171273	-0.67%	241	2007
	11.070624	12.253928	10.69%	280	2006
	10.714323	11.070624	3.33%	270	2005
	9.863840	10.714323	8.62%	270	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.530891	12.624745	9.49%	0	2007
	11.093531	11.530891	3.94%	0	2006
	10.424961	11.093531	6.41%	0	2005
	10.004161	10.424961	4.21%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.421053	14.538404	8.33%	256	2007
	11.779311	13.421053	13.94%	316	2006
	10.999732	11.779311	7.09%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.752070	11.365976	5.71%	0	2007
	10.000000	10.752070	7.52%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.022297	13.380661	2.75%	0	2007
	11.358191	13.022297	14.65%	0	2006
	11.080067	11.358191	2.51%	0	2005
	10.165391	11.080067	9.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.968537	12.211260	11.33%	0	2007
	11.264026	10.968537	-2.62%	0	2006
	10.007723	11.264026	12.55%	4	2005
	9.425391	10.007723	6.18%	154	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.511138	15.431399	-0.51%	2,948	2007
	13.858637	15.511138	11.92%	2,944	2006
	13.261219	13.858637	4.51%	3,062	2005
	11.364139	13.261219	16.69%	1,731	2004

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.379950	13.054056	-2.44%	2,347	2007
	11.687173	13.379950	14.48%	2,229	2006
	11.409578	11.687173	2.43%	2,332	2005
	10.341939	11.409578	10.32%	2,439	2004

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.924196	11.751536	18.41%	1,228	2007
	10.481388	9.924196	-5.32%	3,795	2006
	10.487569	10.481388	-0.06%	4,310	2005
	9.676805	10.487569	8.38%	6,195	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.470696	13.426859	-7.21%	11,391	2007
	12.463830	14.470696	16.10%	12,420	2006
	12.128661	12.463830	2.76%	14,214	2005
	10.839685	12.128661	11.89%	15,252	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.466370	11.229625	7.29%	1,109	2007
	10.512510	10.466370	-0.44%	1,333	2006
	10.561415	10.512510	-0.46%	0	2005
	10.185123	10.561415	3.69%	0	2004

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.381927	10.935624	5.33%	0	2007
	9.722326	10.381927	6.78%	0	2006
	9.598411	9.722326	1.29%	0	2005
	9.245197	9.598411	3.82%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.776379	12.330272	4.70%	362	2007
	10.340117	11.776379	13.89%	435	2006
	10.133277	10.340117	2.04%	0	2005
	9.866813	10.133277	2.70%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.609036	11.136878	-11.68%	0	2007
	11.044914	12.609036	14.16%	0	2006
	10.755946	11.044914	2.69%	0	2005
	10.023120	10.755946	7.31%	0	2004

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.685971	12.555064	7.44%	0	2007
	10.298470	11.685971	13.47%	0	2006
	10.332866	10.298470	-0.33%	0	2005
	9.843836	10.332866	4.97%	0	2004

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.391598	13.540340	1.11%	1,475	2007
	12.358162	13.391598	8.36%	1,394	2006
	12.329619	12.358162	0.23%	1,016	2005
	11.420799	12.329619	7.96%	1,043	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.112904	11.449209	3.03%	2,737	2007
	10.911377	11.112904	1.85%	2,471	2006
	11.024638	10.911377	-1.03%	741	2005
	10.888164	11.024638	1.25%	1,604	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.217598	17.491827	14.94%	9,252	2007
	13.934332	15.217598	9.21%	10,768	2006
	12.188735	13.934332	14.32%	7,697	2005
	10.800203	12.188735	12.86%	10,833	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.773521	13.668298	-0.76%	2,116	2007
	11.718409	13.773521	17.54%	2,116	2006
	11.325942	11.718409	3.47%	2,120	2005
	10.389887	11.325942	9.01%	5,732	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.508750	13.042808	24.11%	2,155	2007
	10.061365	10.508750	4.45%	983	2006
	9.730654	10.061365	3.40%	3,048	2005
	9.628597	9.730654	1.06%	2,816	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	18.010302	20.355125	13.02%	11,703	2007
	16.349078	18.010302	10.16%	13,955	2006
	14.135056	16.349078	15.66%	13,939	2005
	11.570497	14.135056	22.16%	6,480	2004

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.085420	18.451049	14.71%	5,000	2007
	13.931180	16.085420	15.46%	8,246	2006
	11.971002	13.931180	16.37%	8,972	2005
	10.779633	11.971002	11.05%	6,053	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.639949	15.126139	3.32%	176	2007
	12.876566	14.639949	13.69%	174	2006
	12.827303	12.876566	0.38%	178	2005
	11.497815	12.827303	11.56%	170	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.487973	17.147231	4.00%	0	2007
	15.187919	16.487973	8.72%	0	2006
	13.972243	15.187919	8.70%	0	2005
	12.137534	13.972243	15.12%	0	2004

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.992258	10.258557	2.67%	2,662	2007
	9.784478	9.992258	2.12%	2,960	2006
	9.841564	9.784478	-0.58%	0	2005
	9.964766	9.841564	-1.24%	0	2004

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.724999	11.508744	7.31%	0	2007
	10.697608	10.724999	0.26%	0	2006
	10.612066	10.697608	0.81%	3	2005
	9.467346	10.612066	12.09%	9,257	2004

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.540102	11.562539	0.19%	0	2007
	10.426799	11.540102	10.68%	0	2006
	10.129320	10.426799	2.94%	146	2005
	9.731775	10.129320	4.09%	146	2004

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.047477	14.810316	5.43%	10,850	2007
	11.894280	14.047477	18.10%	10,374	2006
	11.399122	11.894280	4.34%	8,629	2005
	10.129902	11.399122	12.53%	6,143	2004

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.680755	13.474648	-1.51%	1,662	2007
	13.262674	13.680755	3.15%	1,662	2006
	13.151477	13.262674	0.85%	1,473	2005
	11.995155	13.151477	9.64%	1,523	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.332185	28.978949	42.53%	890	2007
	15.192178	20.332185	33.83%	890	2006
	11.700031	15.192178	29.85%	890	2005
	10.000000	11.700031	17.00%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.980282	11.503254	4.76%	2,558	2007
	10.877516	10.980282	0.94%	2,295	2006
	10.774530	10.877516	0.96%	2,401	2005
	10.672982	10.774530	0.95%	2,509	2004

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.700194	14.091006	10.95%	1,901	2007
	12.617747	12.700194	0.65%	1,901	2006
	11.874251	12.617747	6.26%	1,901	2005
	11.235294	11.874251	5.69%	2,014	2004

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.268568	11.636185	3.26%	0	2007
	10.830309	11.268568	4.05%	0	2006
	10.696990	10.830309	1.25%	8,681	2005
	10.430034	10.696990	2.56%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.048446	12.497972	3.73%	9,591	2007
	11.338608	12.048446	6.26%	9,591	2006
	11.072641	11.338608	2.40%	9,591	2005
	10.543755	11.072641	5.02%	9,591	2004

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.763693	13.214889	3.53%	13,744	2007
	11.695624	12.763693	9.13%	13,744	2006
	11.328215	11.695624	3.24%	13,744	2005
	10.553029	11.328215	7.35%	13,744	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.692531	14.242409	4.02%	9,854	2007
	12.197565	13.692531	12.26%	9,854	2006
	11.623715	12.197565	4.94%	7,239	2005
	10.581287	11.623715	9.85%	7,239	2004

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.305520	14.853098	3.83%	0	2007
	12.489813	14.305520	14.54%	0	2006
	11.807448	12.489813	5.78%	0	2005
	10.566284	11.807448	11.75%	0	2004

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.706668	10.994195	2.69%	1,479	2007
	10.451103	10.706668	2.45%	1,673	2006
	10.386676	10.451103	0.62%	351	2005
	10.513346	10.386676	-1.20%	7,318	2004

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.029456	15.124590	0.63%	2,941	2007
	12.528177	15.029456	19.97%	2,941	2006
	11.433814	12.528177	9.57%	2,941	2005
	10.000000	11.433814	14.34%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.117331	11.928747	7.30%	111	2007
	11.014823	11.117331	0.93%	114	2006
	10.431949	11.014823	5.59%	104	2005
	9.406171	10.431949	10.91%	104	2004

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.392921	13.083863	-9.10%	985	2007
	12.541618	14.392921	14.76%	918	2006
	12.450524	12.541618	0.73%	561	2005
	10.858926	12.450524	14.66%	561	2004

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	15.032074	15.008835	-0.15%	3,655	2007
	13.725045	15.032074	9.52%	5,110	2006
	12.503117	13.725045	9.77%	6,927	2005
	10.740667	12.503117	16.41%	9,817	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.555216	13.273868	5.72%	0	2007
	11.296829	12.555216	11.14%	0	2006
	10.768609	11.296829	4.91%	0	2005
	10.031913	10.768609	7.34%	0	2004

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.130911	15.753246	19.97%	856	2007
	13.436846	13.130911	-2.28%	856	2006
	12.242350	13.436846	9.76%	856	2005
	11.109474	12.242350	10.20%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.949735	13.276244	2.52%	0	2007
	12.603486	12.949735	2.75%	0	2006
	12.585616	12.603486	0.14%	3	2005
	12.054794	12.585616	4.40%	115	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.349690	12.662824	11.57%	513	2007
	10.754565	11.349690	5.53%	522	2006
	10.464570	10.754565	2.77%	784	2005
	10.015505	10.464570	4.48%	2,671	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.380508	22.278368	4.20%	3,779	2007
	18.536700	21.380508	15.34%	3,187	2006
	16.542076	18.536700	12.06%	3,221	2005
	14.161203	16.542076	16.81%	2,293	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.079535	16.714369	3.95%	1,925	2007
	13.979406	16.079535	15.02%	1,925	2006
	12.505535	13.979406	11.79%	1,925	2005
	10.734207	12.505535	16.50%	2,900	2004

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.383797	12.638571	2.06%	2,811	2007
	11.010789	12.383797	12.47%	4,900	2006
	10.624882	11.010789	3.63%	6,037	2005
	9.933245	10.624882	6.96%	8,036	2004

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.185696	14.154796	7.35%	284	2007
	12.546473	13.185696	5.09%	292	2006
	12.492130	12.546473	0.44%	275	2005
	11.755578	12.492130	6.27%	261	2004

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.627583	10.957326	3.10%	0	2007
	10.471001	10.627583	1.50%	0	2006
	10.279707	10.471001	1.86%	0	2005
	10.078970	10.279707	1.99%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.029694	26.840139	-18.74%	704	2007
	24.413139	33.029694	35.29%	693	2006
	21.280993	24.413139	14.72%	619	2005
	15.920683	21.280993	33.67%	581	2004

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.722204	13.133192	-4.29%	4,239	2007
	12.065541	13.722204	13.73%	5,499	2006
	11.825073	12.065541	2.03%	5,788	2005
	10.275537	11.825073	15.08%	2,299	2004

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	10.006762	11.437590	14.30%	3,710	2007
	9.949303	10.006762	0.58%	3,315	2006
	9.431361	9.949303	5.49%	5,013	2005
	9.013004	9.431361	4.64%	4,866	2004

99

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.224805	12.136116	-0.73%	18,318	2007
	11.049947	12.224805	10.63%	28,145	2006
	10.699762	11.049947	3.27%	28,364	2005
	9.855463	10.699762	8.57%	34,094	2004
	7.548472	9.855463	30.56%	29,822	2003
	10.000000	7.548472	-24.52%	14,360	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.503483	12.588280	9.43%	11,337	2007
	11.072803	11.503483	3.89%	12,726	2006
	10.410781	11.072803	6.36%	14,585	2005
	9.995653	10.410781	4.15%	19,162	2004
	7.899382	9.995653	26.54%	26,123	2003
	10.000000	7.899382	-21.01%	6,621	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.402874	14.511272	8.27%	804	2007
	11.769343	13.402874	13.88%	1,942	2006
	10.996022	11.769343	7.03%	2,424	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.748394	11.356258	5.66%	29,138	2007
	10.000000	10.748394	7.48%	31,597	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.991348	13.342008	2.70%	29,932	2007
	11.336967	12.991348	14.59%	30,411	2006
	11.064992	11.336967	2.46%	34,919	2005
	10.156747	11.064992	8.94%	33,225	2004
	7.844425	10.156747	29.48%	31,787	2003
	10.000000	7.844425	-21.56%	4,098	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.942477	12.176000	11.27%	15,993	2007
	11.242984	10.942477	-2.67%	16,626	2006
	9.994107	11.242984	12.50%	19,825	2005
	9.417370	9.994107	6.12%	29,530	2004
	7.793257	9.417370	20.84%	28,448	2003
	10.000000	7.793257	-22.07%	17,374	2002*

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.474298	15.386854	-0.57%	26,975	2007
	13.832748	15.474298	11.87%	37,245	2006
	13.243174	13.832748	4.45%	43,924	2005
	11.354465	13.243174	16.63%	56,252	2004
	8.227439	11.354465	38.01%	57,135	2003
	10.000000	8.227439	-17.73%	19,683	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.348152	13.016340	-2.49%	12,817	2007
	11.665315	13.348152	14.43%	14,373	2006
	11.394039	11.665315	2.38%	20,931	2005
	10.333122	11.394039	10.27%	29,475	2004
	8.165648	10.333122	26.54%	32,844	2003
	10.000000	8.165648	-18.34%	19,225	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.900602	11.717580	18.35%	14,577	2007
	10.461788	9.900602	-5.36%	14,329	2006
	10.473288	10.461788	-0.11%	16,732	2005
	9.668571	10.473288	8.32%	21,336	2004
	7.909468	9.668571	22.24%	19,979	2003
	10.000000	7.909468	-20.91%	5,898	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.436290	13.388054	-7.26%	45,968	2007
	12.440525	14.436290	16.04%	50,657	2006
	12.112158	12.440525	2.71%	50,857	2005
	10.830458	12.112158	11.83%	52,863	2004
	8.583822	10.830458	26.17%	54,241	2003
	10.000000	8.583822	-14.16%	18,124	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.446805	11.202885	7.24%	1,408	2007
	10.498201	10.446805	-0.49%	1,747	2006
	10.552410	10.498201	-0.51%	5,900	2005
	10.181634	10.552410	3.64%	6,006	2004
	10.000000	10.181634	1.82%	0	2003*

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.357262	10.904037	5.28%	815	2007
	9.704159	10.357262	6.73%	953	2006
	9.585358	9.704159	1.24%	1,748	2005
	9.237323	9.585358	3.77%	3,530	2004
	7.499266	9.237323	23.18%	3,530	2003
	10.000000	7.499266	-25.01%	3,025	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.748382	12.294652	4.65%	73,105	2007
	10.320789	11.748382	13.83%	77,151	2006
	10.119482	10.320789	1.99%	76,580	2005
	9.858402	10.119482	2.65%	87,046	2004
	8.329690	9.858402	18.35%	85,101	2003
	10.000000	8.329690	-16.70%	43,887	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.579105	11.104736	-11.72%	4,011	2007
	11.024290	12.579105	14.10%	4,011	2006
	10.741321	11.024290	2.63%	3,654	2005
	10.014593	10.741321	7.26%	3,654	2004
	8.030234	10.014593	24.71%	771	2003
	10.000000	8.030234	-19.70%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.658171	12.518773	7.38%	11,541	2007
	10.279188	11.658171	13.42%	11,663	2006
	10.318778	10.279188	-0.38%	11,751	2005
	9.835441	10.318778	4.91%	11,525	2004
	8.105694	9.835441	21.34%	11,778	2003
	10.000000	8.105694	-18.94%	8,513	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.359785	13.501239	1.06%	21,969	2007
	12.335072	13.359785	8.31%	21,548	2006
	12.312848	12.335072	0.18%	24,815	2005
	11.411095	12.312848	7.90%	47,306	2004
	9.565241	11.411095	19.30%	49,461	2003
	10.000000	9.565241	-4.35%	28,579	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.086493	11.416135	2.97%	49,225	2007
	10.890980	11.086493	1.80%	55,091	2006
	11.009630	10.890980	-1.08%	57,642	2005
	10.878897	11.009630	1.20%	63,065	2004
	10.634467	10.878897	2.30%	88,483	2003
	10.000000	10.634467	6.34%	30,838	2002*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.181431	17.441306	14.89%	88,088	2007
	13.908291	15.181431	9.15%	90,027	2006
	12.172139	13.908291	14.26%	90,540	2005
	10.790997	12.172139	12.80%	94,811	2004
	8.593584	10.790997	25.57%	84,862	2003
	10.000000	8.593584	-14.06%	27,508	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.740758	13.628783	-0.81%	39,192	2007
	11.696486	13.740758	17.48%	45,893	2006
	11.310508	11.696486	3.41%	50,636	2005
	10.381042	11.310508	8.95%	68,077	2004
	8.150588	10.381042	27.37%	65,814	2003
	10.000000	8.150588	-18.49%	26,086	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.483795	13.005169	24.05%	51,683	2007
	10.042586	10.483795	4.39%	70,799	2006
	9.717429	10.042586	3.35%	66,647	2005
	9.620415	9.717429	1.01%	70,373	2004
	7.410187	9.620415	29.83%	71,132	2003
	10.000000	7.410187	-25.90%	41,119	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.967530	20.296370	12.96%	75,244	2007
	16.318547	17.967530	10.10%	75,558	2006
	14.115838	16.318547	15.60%	77,551	2005
	11.560663	14.115838	22.10%	81,470	2004
	8.536882	11.560663	35.42%	79,228	2003
	10.000000	8.536882	-14.63%	50,813	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.047217	18.397793	14.65%	54,523	2007
	13.905166	16.047217	15.40%	62,451	2006
	11.954732	13.905166	16.32%	62,868	2005
	10.770473	11.954732	11.00%	74,256	2004
	7.689363	10.770473	40.07%	63,825	2003
	10.000000	7.689363	-23.11%	21,093	2002*

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.605151	15.082453	3.27%	12,038	2007
	12.852492	14.605151	13.64%	13,055	2006
	12.809829	12.852492	0.33%	13,341	2005
	11.488020	12.809829	11.51%	15,324	2004
	7.452860	11.488020	54.14%	17,038	2003
	10.000000	7.452860	-25.47%	3,243	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.457204	17.106452	3.95%	0	2007
	15.167281	16.457204	8.66%	0	2006
	13.960361	15.167281	8.65%	350	2005
	12.133402	13.960361	15.06%	350	2004
	10.000000	12.133402	21.33%	259	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.973597	10.234147	2.61%	1,111	2007
	9.771163	9.973597	2.07%	1,118	2006
	9.833172	9.771163	-0.63%	1,861	2005
	9.961375	9.833172	-1.29%	2,646	2004
	10.000000	9.961375	-0.39%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.699509	11.475499	7.25%	22,146	2007
	10.677621	10.699509	0.20%	36,665	2006
	10.597630	10.677621	0.75%	35,075	2005
	9.459291	10.597630	12.03%	50,356	2004
	7.069146	9.459291	33.81%	43,854	2003
	10.000000	7.069146	-29.31%	18,475	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.512671	11.529131	0.14%	12,030	2007
	10.407311	11.512671	10.62%	13,107	2006
	10.115523	10.407311	2.88%	13,585	2005
	9.723488	10.115523	4.03%	14,896	2004
	7.439624	9.723488	30.70%	12,788	2003
	10.000000	7.439624	-25.60%	2,382	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.014107	14.767554	5.38%	25,829	2007
	11.872058	14.014107	18.04%	34,610	2006
	11.383620	11.872058	4.29%	34,809	2005
	10.121285	11.383620	12.47%	42,202	2004
	8.285818	10.121285	22.15%	42,971	2003
	10.000000	8.285818	-17.14%	12,855	2002*

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.648238	13.435723	-1.56%	17,133	2007
	13.237895	13.648238	3.10%	19,754	2006
	13.133589	13.237895	0.79%	20,736	2005
	11.984956	13.133589	9.58%	24,723	2004
	9.783484	11.984956	22.50%	24,682	2003
	10.000000	9.783484	-2.17%	8,428	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.090466	13.796770	5.40%	1,907	2007
	11.753143	13.090466	11.38%	519	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.304691	28.924923	42.45%	5,802	2007
	15.179352	20.304691	33.77%	5,198	2006
	11.696090	15.179352	29.78%	1,841	2005
	10.000000	11.696090	16.96%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.954156	11.470009	4.71%	88,372	2007
	10.857170	10.954156	0.89%	95,571	2006
	10.759854	10.857170	0.90%	99,359	2005
	10.663894	10.759854	0.90%	102,124	2004
	10.697710	10.663894	-0.32%	109,725	2003
	10.000000	10.697710	6.98%	73,002	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.668291	14.048396	10.89%	9,339	2007
	12.592455	12.668291	0.60%	9,968	2006
	11.856486	12.592455	6.21%	9,209	2005
	11.224213	11.856486	5.63%	12,112	2004
	8.378093	11.224213	33.97%	10,146	2003
	10.000000	8.378093	-16.22%	4,021	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.240282	11.601017	3.21%	19,811	2007
	10.808627	11.240282	3.99%	23,363	2006
	10.681004	10.808627	1.19%	17,486	2005
	10.419761	10.681004	2.51%	18,189	2004
	9.858342	10.419761	5.69%	17,106	2003
	10.000000	9.858342	-1.42%	803	2002*

105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	12.018192	12.460192	3.68%	85,085	2007
	11.315902	12.018192	6.21%	94,830	2006
	11.056083	11.315902	2.35%	109,428	2005
	10.533364	11.056083	4.96%	122,078	2004
	9.458089	10.533364	11.37%	115,160	2003
	10.000000	9.458089	-5.42%	18,956	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.731689	13.174998	3.48%	108,251	2007
	11.672236	12.731689	9.08%	94,289	2006
	11.311318	11.672236	3.19%	102,201	2005
	10.542661	11.311318	7.29%	119,177	2004
	8.965450	10.542661	17.59%	120,867	2003
	10.000000	8.965450	-10.35%	27,341	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.658165	14.199386	3.96%	63,555	2007
	12.173144	13.658165	12.20%	65,341	2006
	11.606341	12.173144	4.88%	105,254	2005
	10.570861	11.606341	9.80%	122,254	2004
	8.521461	10.570861	24.05%	111,565	2003
	10.000000	8.521461	-14.79%	114,401	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.269599	14.808204	3.77%	48,216	2007
	12.464792	14.269599	14.48%	44,525	2006
	11.789789	12.464792	5.73%	44,956	2005
	10.555870	11.789789	11.69%	68,535	2004
	8.172252	10.555870	29.17%	69,494	2003
	10.000000	8.172252	-18.28%	26,952	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.664869	10.945655	2.63%	78,608	2007
	10.415600	10.664869	2.39%	58,522	2006
	10.356664	10.415600	0.57%	39,808	2005
	10.488319	10.356664	-1.26%	69,915	2004
	10.641254	10.488319	-1.44%	98,774	2003
	10.733926	10.641254	-0.86%	126,491	2002
	10.578635	10.733926	1.47%	9,851	2001*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	15.009110	15.096355	0.58%	5,967	2007
	12.517575	15.009110	19.90%	6,317	2006
	11.429957	12.517575	9.52%	7,919	2005
	10.000000	11.429957	14.30%	246	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.090929	11.894302	7.24%	7,634	2007
	10.994261	11.090929	0.88%	10,998	2006
	10.417768	10.994261	5.53%	11,649	2005
	9.398171	10.417768	10.85%	20,850	2004
	7.156898	9.398171	31.32%	21,214	2003
	10.000000	7.156898	-28.43%	10,001	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.358749	13.046099	-9.14%	8,195	2007
	12.518210	14.358749	14.70%	12,268	2006
	12.433603	12.518210	0.68%	15,243	2005
	10.849698	12.433603	14.60%	24,102	2004
	7.079974	10.849698	53.24%	24,897	2003
	10.000000	7.079974	-29.20%	15,868	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.996370	14.965507	-0.21%	24,914	2007
	13.699412	14.996370	9.47%	25,647	2006
	12.486113	13.699412	9.72%	27,320	2005
	10.731531	12.486113	16.35%	31,234	2004
	7.791534	10.731531	37.73%	33,953	2003
	10.000000	7.791534	-22.08%	14,391	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.525377	13.235535	5.67%	9,922	2007
	11.275711	12.525377	11.08%	10,833	2006
	10.753942	11.275711	4.85%	10,414	2005
	10.023361	10.753942	7.29%	11,644	2004
	8.042520	10.023361	24.63%	10,399	2003
	10.000000	8.042520	-19.57%	3,200	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.097920	15.705609	19.91%	9,726	2007
	13.409923	13.097920	-2.33%	9,269	2006
	12.224041	13.409923	9.70%	10,289	2005
	11.098513	12.224041	10.14%	7,240	2004
	7.434874	11.098513	49.28%	5,044	2003
	10.000000	7.434874	-25.65%	1,851	2002*

107

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.899216	13.217667	2.47%	20,051	2007
	12.560707	12.899216	2.69%	30,394	2006
	12.549283	12.560707	0.09%	30,462	2005
	12.026120	12.549283	4.35%	48,561	2004
	10.950902	12.026120	9.82%	53,006	2003
	10.428441	10.950902	5.01%	33,045	2002
	10.219812	10.428441	2.04%	4,435	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.322714	12.626254	11.51%	32,984	2007
	10.734471	11.322714	5.48%	39,860	2006
	10.450336	10.734471	2.72%	41,617	2005
	10.006978	10.450336	4.43%	61,953	2004
	7.817234	10.006978	28.01%	65,949	2003
	10.000000	7.817234	-21.83%	31,980	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.340637	22.225396	4.15%	34,129	2007
	18.511544	21.340637	15.28%	34,679	2006
	16.528020	18.511544	12.00%	32,424	2005
	14.156384	16.528020	16.75%	42,814	2004
	10.000000	14.156384	41.56%	32,179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.041317	16.666091	3.89%	36,385	2007
	13.953282	16.041317	14.96%	47,028	2006
	12.488507	13.953282	11.73%	48,158	2005
	10.725062	12.488507	16.44%	65,516	2004
	7.664287	10.725062	39.94%	74,896	2003
	10.000000	7.664287	-23.36%	60,032	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.354406	12.602101	2.00%	50,291	2007
	10.990241	12.354406	12.41%	50,520	2006
	10.610449	10.990241	3.58%	60,683	2005
	9.924810	10.610449	6.91%	58,583	2004
	8.013709	9.924810	23.85%	60,761	2003
	10.000000	8.013709	-19.86%	22,674	2002*

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.154377	14.113938	7.29%	33,327	2007
	12.523049	13.154377	5.04%	20,785	2006
	12.475153	12.523049	0.38%	18,442	2005
	11.745598	12.475153	6.21%	22,407	2004
	10.235088	11.745598	14.76%	21,998	2003
	10.000000	10.235088	2.35%	8,358	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.607728	10.931263	3.05%	729	2007
	10.456755	10.607728	1.44%	1,105	2006
	10.270946	10.456755	1.81%	1,684	2005
	10.075530	10.270946	1.94%	784	2004
	10.000000	10.075530	0.76%	284	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.900971	26.721811	-18.78%	10,472	2007
	24.330353	32.900971	35.23%	10,611	2006
	21.219625	24.330353	14.66%	12,521	2005
	15.882868	21.219625	33.60%	30,356	2004
	11.791634	15.882868	34.70%	32,022	2003
	12.133966	11.791634	-2.82%	24,598	2002
	11.279333	12.133966	7.58%	15,345	2001*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.689601	13.095271	-4.34%	116,082	2007
	12.042997	13.689601	13.67%	134,216	2006
	11.808986	12.042997	1.98%	141,717	2005
	10.266792	11.808986	15.02%	158,141	2004
	8.015255	10.266792	28.09%	167,969	2003
	10.000000	8.015255	-19.85%	55,721	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	9.982970	11.404541	14.24%	28,643	2007
	9.930702	9.982970	0.53%	32,156	2006
	9.418517	9.930702	5.44%	34,707	2005
	9.005321	9.418517	4.59%	35,292	2004
	7.237040	9.005321	24.43%	36,831	2003
	10.000000	7.237040	-27.63%	9,703	2002*

109

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.195722	12.101027	-0.78%	62,771	2007
	11.029269	12.195722	10.58%	67,579	2006
	10.685169	11.029269	3.22%	72,176	2005
	9.847048	10.685169	8.51%	74,424	2004
	7.545883	9.847048	30.50%	77,987	2003
	10.000000	7.545883	-24.54%	21,567	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.195722	12.101027	-0.78%	62,771	2007
	11.029269	12.195722	10.58%	67,579	2006
	10.396618	11.029269	3.22%	72,176	2005
	9.987151	10.396618	4.10%	5,900	2004
	7.896677	9.987151	26.47%	5,883	2003
	10.000000	7.896677	-21.03%	5,002	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.384715	14.484173	8.21%	125	2007
	11.759388	13.384715	13.82%	279	2006
	10.992318	11.759388	6.98%	229	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.744710	11.346542	5.60%	13,375	2007
	10.000000	10.744710	7.45%	13,742	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.960442	13.303418	2.65%	15,249	2007
	11.315756	12.960442	14.53%	24,026	2006
	11.049911	11.315756	2.41%	24,668	2005
	10.148088	11.049911	8.89%	29,624	2004
	7.841748	10.148088	29.41%	24,706	2003
	10.000000	7.841748	-21.58%	7,370	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.916450	12.140809	11.22%	17,298	2007
	11.221960	10.916450	-2.72%	22,780	2006
	9.980490	11.221960	12.44%	27,524	2005
	9.409333	9.980490	6.07%	30,858	2004
	7.790587	9.409333	20.78%	33,030	2003
	10.000000	7.790587	-22.09%	10,930	2002*

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.437496	15.342380	-0.62%	35,333	2007
	13.806879	15.437496	11.81%	39,829	2006
	13.225132	13.806879	4.40%	41,039	2005
	11.344786	13.225132	16.57%	61,154	2004
	8.224622	11.344786	37.94%	62,026	2003
	10.000000	8.224622	-17.75%	14,393	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.316420	12.978736	-2.54%	75,290	2007
	11.643530	13.316420	14.37%	84,823	2006
	11.378546	11.643530	2.33%	101,692	2005
	10.324332	11.378546	10.21%	110,857	2004
	8.162862	10.324332	26.48%	113,229	2003
	10.000000	8.162862	-18.37%	39,194	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.877053	11.683712	18.29%	10,960	2007
	10.442220	9.877053	-5.41%	12,894	2006
	10.459023	10.442220	-0.16%	20,315	2005
	9.660328	10.459023	8.27%	19,144	2004
	7.906765	9.660328	22.18%	19,847	2003
	10.000000	7.906765	-20.93%	9,922	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.401964	13.349371	-7.31%	34,915	2007
	12.417268	14.401964	15.98%	39,885	2006
	12.095663	12.417268	2.66%	45,960	2005
	10.821232	12.095663	11.78%	48,814	2004
	8.580888	10.821232	26.11%	46,962	2003
	10.000000	8.580888	-14.19%	23,868	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.427272	11.176197	7.18%	7,071	2007
	10.483909	10.427272	-0.54%	7,097	2006
	10.543412	10.483909	-0.56%	13,339	2005
	10.178146	10.543412	3.59%	10,400	2004
	10.000000	10.178146	1.78%	5,697	2003*

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.332649	10.872555	5.23%	1,928	2007
	9.686031	10.332649	6.68%	1,928	2006
	9.572318	9.686031	1.19%	5,689	2005
	9.229468	9.572318	3.71%	14,637	2004
	7.496707	9.229468	23.11%	14,752	2003
	10.000000	7.496707	-25.03%	878	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.720460	12.259145	4.60%	22,654	2007
	10.301492	11.720460	13.77%	22,724	2006
	10.105709	10.301492	1.94%	22,527	2005
	9.850014	10.105709	2.60%	22,443	2004
	8.326847	9.850014	18.29%	21,785	2003
	10.000000	8.326847	-16.73%	7,316	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.549183	11.072641	-11.77%	2,139	2007
	11.003666	12.549183	14.05%	2,557	2006
	10.726694	11.003666	2.58%	3,288	2005
	10.006067	10.726694	7.20%	4,620	2004
	8.027486	10.006067	24.65%	4,526	2003
	10.000000	8.027486	-19.73%	12	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.630461	12.482597	7.33%	9,375	2007
	10.259989	11.630461	13.36%	9,379	2006
	10.304751	10.259989	-0.43%	5,462	2005
	9.827076	10.304751	4.86%	5,462	2004
	8.102923	9.827076	21.28%	13,176	2003
	10.000000	8.102923	-18.97%	197	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.328023	13.462229	1.01%	79,085	2007
	12.312015	13.328023	8.25%	96,457	2006
	12.296087	12.312015	0.13%	104,238	2005
	11.401374	12.296087	7.85%	104,453	2004
	9.561965	11.401374	19.24%	116,891	2003
	10.000000	9.561965	-4.38%	8,288	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.060137	11.383159	2.92%	76,272	2007
	10.870631	11.060137	1.74%	81,037	2006
	10.994650	10.870631	-1.13%	86,890	2005
	10.869642	10.994650	1.15%	106,275	2004
	10.630846	10.869642	2.25%	109,289	2003
	10.000000	10.630846	6.31%	38,232	2002*

112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.145364	17.390943	14.83%	123,093	2007
	13.882304	15.145364	9.10%	127,501	2006
	12.155575	13.882304	14.21%	122,221	2005
	10.781824	12.155575	12.74%	121,558	2004
	8.590655	10.781824	25.51%	97,137	2003
	10.000000	8.590655	-14.09%	26,192	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.708111	13.589414	-0.87%	101,367	2007
	11.674636	13.708111	17.42%	156,684	2006
	11.295134	11.674636	3.36%	161,814	2005
	10.372211	11.295134	8.90%	169,703	2004
	8.147807	10.372211	27.30%	159,633	2003
	10.000000	8.147807	-18.52%	44,512	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.458824	12.967536	23.99%	44,386	2007
	10.023770	10.458824	4.34%	46,286	2006
	9.704174	10.023770	3.29%	49,498	2005
	9.612209	9.704174	0.96%	50,307	2004
	7.407642	9.612209	29.76%	46,815	2003
	10.000000	7.407642	-25.92%	9,254	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.924829	20.237742	12.90%	70,340	2007
	16.288052	17.924829	10.05%	75,557	2006
	14.096631	16.288052	15.55%	65,946	2005
	11.550829	14.096631	22.04%	81,425	2004
	8.533965	11.550829	35.35%	70,217	2003
	10.000000	8.533965	-14.66%	12,870	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.009047	18.344604	14.59%	67,362	2007
	13.879171	16.009047	15.35%	67,849	2006
	11.938459	13.879171	16.26%	71,093	2005
	10.761298	11.938459	10.94%	81,401	2004
	7.686734	10.761298	40.00%	37,997	2003
	10.000000	7.686734	-23.13%	14,269	2002*

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.570436	15.038878	3.22%	30,560	2007
	12.828478	14.570436	13.58%	30,743	2006
	12.792406	12.828478	0.28%	26,333	2005
	11.478248	12.792406	11.45%	31,159	2004
	7.450311	11.478248	54.06%	15,181	2003
	10.000000	7.450311	-25.50%	5,355	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.426466	17.065747	3.89%	0	2007
	15.146668	16.426466	8.60%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.954980	10.209798	2.56%	29,171	2007
	9.757891	9.954980	2.02%	29,372	2006
	9.824818	9.757891	-0.68%	30,768	2005
	9.957976	9.824818	-1.34%	30,481	2004
	10.000000	9.957976	-0.42%	24,306	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.674069	11.442330	7.20%	22,806	2007
	10.657649	10.674069	0.15%	26,130	2006
	10.583195	10.657649	0.70%	31,929	2005
	9.451227	10.583195	11.98%	34,551	2004
	7.066726	9.451227	33.74%	34,348	2003
	10.000000	7.066726	-29.33%	22,049	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.485280	11.495792	0.09%	13,952	2007
	10.387838	11.485280	10.56%	14,080	2006
	10.101746	10.387838	2.83%	15,747	2005
	9.715198	10.101746	3.98%	15,583	2004
	7.437071	9.715198	30.63%	20,070	2003
	10.000000	7.437071	-25.63%	2,688	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.980746	14.724838	5.32%	15,050	2007
	11.849834	13.980746	17.98%	14,805	2006
	11.368094	11.849834	4.24%	13,651	2005
	10.112649	11.368094	12.41%	13,430	2004
	8.282982	10.112649	22.09%	14,550	2003
	10.000000	8.282982	-17.17%	10,756	2002*

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.615795	13.396903	-1.61%	2,251	2007
	13.213153	13.615795	3.05%	2,762	2006
	13.115703	13.213153	0.74%	5,664	2005
	11.974739	13.115703	9.53%	6,037	2004
	9.780134	11.974739	22.44%	5,946	2003
	10.000000	9.780134	-2.20%	2,285	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.072738	13.771010	5.34%	2,622	2007
	11.743204	13.072738	11.32%	2,622	2006
	11.224655	11.743204	4.62%	1,644	2005
	10.000000	11.224655	12.25%	451	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.277193	28.870938	42.38%	5,584	2007
	15.166512	20.277193	33.70%	3,877	2006
	11.692144	15.166512	29.72%	2,389	2005
	10.000000	11.692144	16.92%	1,582	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.928136	11.436888	4.66%	187,482	2007
	10.836893	10.928136	0.84%	180,639	2006
	10.745224	10.836893	0.85%	194,239	2005
	10.654825	10.745224	0.85%	227,973	2004
	10.694067	10.654825	-0.37%	254,592	2003
	10.000000	10.694067	6.94%	115,136	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.636488	14.005951	10.84%	4,689	2007
	12.567248	12.636488	0.55%	5,142	2006
	11.838776	12.567248	6.15%	6,024	2005
	11.213169	11.838776	5.58%	5,974	2004
	8.374116	11.213169	33.90%	3,848	2003
	10.000000	8.374116	-16.26%	488	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.212035	11.565930	3.16%	32,883	2007
	10.786946	11.212035	3.94%	35,808	2006
	10.665010	10.786946	1.14%	61,553	2005
	10.409473	10.665010	2.45%	79,997	2004
	9.853651	10.409473	5.64%	94,268	2003
	10.000000	9.853651	-1.46%	20,599	2002*

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.988026	12.422545	3.62%	128,457	2007
	11.293234	11.988026	6.15%	114,589	2006
	11.039557	11.293234	2.30%	117,978	2005
	10.522984	11.039557	4.91%	130,860	2004
	9.453586	10.522984	11.31%	147,689	2003
	10.000000	9.453586	-5.46%	27,595	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.699711	13.135149	3.43%	305,133	2007
	11.648839	12.699711	9.02%	321,386	2006
	11.294395	11.648839	3.14%	363,127	2005
	10.532259	11.294395	7.24%	370,513	2004
	8.961185	10.532259	17.53%	389,888	2003
	10.000000	8.961185	-10.39%	60,567	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.623857	14.156450	3.91%	162,174	2007
	12.148749	13.623857	12.14%	174,992	2006
	11.588986	12.148749	4.83%	186,678	2005
	10.560445	11.588986	9.74%	146,534	2004
	8.517407	10.560445	23.99%	150,152	2003
	10.000000	8.517407	-14.83%	34,071	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.233770	14.763434	3.72%	35,729	2007
	12.439821	14.233770	14.42%	28,532	2006
	11.772148	12.439821	5.67%	30,943	2005
	10.545460	11.772148	11.63%	34,781	2004
	8.168360	10.545460	29.10%	48,527	2003
	10.000000	8.168360	-18.32%	17,779	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.623206	10.897300	2.58%	98,634	2007
	10.380196	10.623206	2.34%	56,429	2006
	10.326717	10.380196	0.52%	75,391	2005
	10.463331	10.326717	-1.31%	78,051	2004
	10.621324	10.463331	-1.49%	165,079	2003
	10.719296	10.621324	-0.91%	36,133	2002*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.988756	15.068152	0.53%	8,277	2007
	12.506971	14.988756	19.84%	7,686	2006
	11.426098	12.506971	9.46%	3,191	2005
	10.000000	11.426098	14.26%	1,725	2004*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.064541	11.859927	7.19%	19,227	2007
	10.973683	11.064541	0.83%	18,079	2006
	10.403566	10.973683	5.48%	21,235	2005
	9.390155	10.403566	10.79%	25,577	2004
	7.154448	9.390155	31.25%	28,197	2003
	10.000000	7.154448	-28.46%	10,919	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.324600	13.008384	-9.19%	27,553	2007
	12.494802	14.324600	14.64%	29,073	2006
	12.416673	12.494802	0.63%	29,439	2005
	10.840451	12.416673	14.54%	28,458	2004
	7.077550	10.840451	53.17%	28,363	2003
	10.000000	7.077550	-29.22%	13,218	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.960700	14.922247	-0.26%	25,285	2007
	13.673799	14.960700	9.41%	26,690	2006
	12.469104	13.673799	9.66%	26,589	2005
	10.722387	12.469104	16.29%	27,893	2004
	7.788869	10.722387	37.66%	29,384	2003
	10.000000	7.788869	-22.11%	10,332	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.495597	13.197286	5.62%	7,380	2007
	11.254638	12.495597	11.03%	7,850	2006
	10.739310	11.254638	4.80%	8,368	2005
	10.014832	10.739310	7.23%	9,692	2004
	8.039774	10.014832	24.57%	20,439	2003
	10.000000	8.039774	-19.60%	15,237	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.065023	15.658131	19.85%	3,740	2007
	13.383057	13.065023	-2.38%	3,929	2006
	12.205758	13.383057	9.65%	2,055	2005
	11.087571	12.205758	10.09%	2,841	2004
	7.431326	11.087571	49.20%	2,757	2003
	10.000000	7.431326	-25.69%	197	2002*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.848901	13.159351	2.42%	30,797	2007
	12.518094	12.848901	2.64%	32,102	2006
	12.513070	12.518094	0.04%	27,112	2005
	11.997543	12.513070	4.30%	34,711	2004
	10.930457	11.997543	9.76%	28,810	2003
	10.414287	10.930457	4.96%	2,318	2002*

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.295782	12.589757	11.46%	32,070	2007
	10.714399	11.295782	5.43%	32,362	2006
	10.436106	10.714399	2.67%	45,329	2005
	9.998459	10.436106	4.38%	50,677	2004
	7.814562	9.998459	27.95%	53,626	2003
	10.000000	7.814562	-21.85%	35,276	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.300790	22.172529	4.09%	32,903	2007
	18.486390	21.300790	15.22%	37,392	2006
	16.513972	18.486390	11.94%	37,534	2005
	14.151574	16.513972	16.69%	34,854	2004
	10.000000	14.151574	41.52%	31,802	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.003135	16.617879	3.84%	45,165	2007
	13.927153	16.003135	14.91%	50,254	2006
	12.471483	13.927153	11.67%	57,742	2005
	10.715916	12.471483	16.38%	64,344	2004
	7.661661	10.715916	39.86%	72,715	2003
	10.000000	7.661661	-23.38%	40,650	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.325022	12.565686	1.95%	76,547	2007
	10.969685	12.325022	12.36%	86,175	2006
	10.595996	10.969685	3.53%	88,902	2005
	9.916349	10.595996	6.85%	107,213	2004
	8.010966	9.916349	23.78%	116,691	2003
	10.000000	8.010966	-19.89%	29,274	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.123098	14.073152	7.24%	30,637	2007
	12.499630	13.123098	4.99%	26,338	2006
	12.458163	12.499630	0.33%	36,316	2005
	11.735589	12.458163	6.16%	44,792	2004
	10.231592	11.735589	14.70%	52,234	2003
	10.000000	10.231592	2.32%	4,725	2002*

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.587907	10.905234	3.00%	2,959	2007
	10.442533	10.587907	1.39%	3,918	2006
	10.262197	10.442533	1.76%	3,965	2005
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.772661	26.603928	-18.82%	22,286	2007
	24.247792	32.772661	35.16%	29,541	2006
	21.158374	24.247792	14.60%	32,776	2005
	15.845095	21.158374	33.53%	38,107	2004
	11.769601	15.845095	34.63%	35,681	2003
	12.117487	11.769601	-2.87%	11,169	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.657038	13.057412	-4.39%	165,984	2007
	12.020473	13.657038	13.61%	186,150	2006
	11.792891	12.020473	1.93%	193,868	2005
	10.258038	11.792891	14.96%	195,987	2004
	8.012517	10.258038	28.03%	174,095	2003
	10.000000	8.012517	-19.87%	78,867	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	9.959272	11.371625	14.18%	21,963	2007
	9.912167	9.959272	0.48%	28,311	2006
	9.405719	9.912167	5.38%	31,259	2005
	8.997670	9.405719	4.54%	29,222	2004
	7.234568	8.997670	24.37%	30,514	2003
	10.000000	7.234568	-27.65%	11,276	2002*

119

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.166729	12.066058	-0.83%	5,893	2007
	11.008649	12.166729	10.52%	24,833	2006
	10.670627	11.008649	3.17%	15,438	2005
	9.838668	10.670627	8.46%	15,785	2004
	7.543306	9.838668	30.43%	16,885	2003
	10.000000	7.543306	-24.57%	1,446	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.448819	12.515588	9.32%	2,737	2007
	11.031421	11.448819	3.78%	2,737	2006
	10.382442	11.031421	6.25%	2,737	2005
	9.978630	10.382442	4.05%	2,737	2004
	7.893969	9.978630	26.41%	2,737	2003
	10.000000	7.893969	-21.06%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.366585	14.457127	8.16%	2,396	2007
	11.749438	13.366585	13.76%	1,448	2006
	10.988598	11.749438	6.92%	249	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.741032	11.336843	5.55%	572	2007
	10.000000	10.741032	7.41%	572	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.929611	13.264966	2.59%	1,707	2007
	11.294589	12.929611	14.48%	1,707	2006
	11.034867	11.294589	2.35%	1,707	2005
	10.139444	11.034867	8.83%	1,707	2004
	7.839063	10.139444	29.35%	1,707	2003
	10.000000	7.839063	-21.61%	454	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.890468	12.105688	11.16%	0	2007
	11.200961	10.890468	-2.77%	0	2006
	9.966885	11.200961	12.38%	0	2005
	9.401321	9.966885	6.02%	0	2004
	7.787917	9.401321	20.72%	0	2003
	10.000000	7.787917	-22.12%	0	2002*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.400811	15.298059	-0.67%	1,202	2007
	13.781080	15.400811	11.75%	15,599	2006
	13.207140	13.781080	4.35%	7,102	2005
	11.335140	13.207140	16.52%	8,353	2004
	8.221811	11.335140	37.87%	8,362	2003
	10.000000	8.221811	-17.78%	1,611	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.284729	12.941196	-2.59%	1,578	2007
	11.621727	13.284729	14.31%	1,578	2006
	11.363031	11.621727	2.28%	1,578	2005
	10.315523	11.363031	10.15%	1,578	2004
	8.160070	10.315523	26.41%	1,578	2003
	10.000000	8.160070	-18.40%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.853556	11.649934	18.23%	559	2007
	10.422692	9.853556	-5.46%	381	2006
	10.444782	10.422692	-0.21%	550	2005
	9.652098	10.444782	8.21%	873	2004
	7.904063	9.652098	22.12%	784	2003
	10.000000	7.904063	-20.96%	375	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.367699	13.310763	-7.36%	5,173	2007
	12.394031	14.367699	15.92%	5,164	2006
	12.079178	12.394031	2.61%	6,735	2005
	10.812011	12.079178	11.72%	6,816	2004
	8.577952	10.812011	26.04%	6,528	2003
	10.000000	8.577952	-14.22%	3,019	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.407763	11.149561	7.13%	0	2007
	10.469628	10.407763	-0.59%	0	2006
	10.534412	10.469628	-0.61%	2,927	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.308038	10.841083	5.17%	0	2007
	9.667890	10.308038	6.62%	659	2006
	9.559267	9.667890	1.14%	659	2005
	9.221596	9.559267	3.66%	659	2004
	7.494141	9.221596	23.05%	659	2003
	10.000000	7.494141	-25.06%	659	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.692583	12.223690	4.54%	0	2007
	10.282223	11.692583	13.72%	0	2006
	10.091938	10.282223	1.89%	0	2005
	9.841621	10.091938	2.54%	666	2004
	8.323994	9.841621	18.23%	521	2003
	10.000000	8.323994	-16.76%	0	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.519333	11.040621	-11.81%	321	2007
	10.983086	12.519333	13.99%	246	2006
	10.712082	10.983086	2.53%	0	2005
	9.997537	10.712082	7.15%	0	2004
	8.024743	9.997537	24.58%	0	2003
	10.000000	8.024743	-19.75%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.602794	12.446513	7.27%	343	2007
	10.240784	11.602794	13.30%	263	2006
	10.290702	10.240784	-0.49%	0	2005
	9.818699	10.290702	4.81%	0	2004
	8.100155	9.818699	21.22%	0	2003
	10.000000	8.100155	-19.00%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.296306	13.423310	0.96%	6,919	2007
	12.288979	13.296306	8.20%	8,596	2006
	12.279340	12.288979	0.08%	20,021	2005
	11.391667	12.279340	7.79%	17,616	2004
	9.558703	11.391667	19.18%	15,633	2003
	10.000000	9.558703	-4.41%	5,571	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.033818	11.350232	2.87%	1,081	2007
	10.850276	11.033818	1.69%	2,805	2006
	10.979659	10.850276	-1.18%	11,746	2005
	10.860369	10.979659	1.10%	11,965	2004
	10.627205	10.860369	2.19%	14,046	2003
	10.000000	10.627205	6.27%	5,503	2002*

122

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.109337	17.340673	14.77%	5,856	2007
	13.856343	15.109337	9.04%	5,344	2006
	12.139031	13.856343	14.15%	4,637	2005
	10.772650	12.139031	12.68%	4,081	2004
	8.587714	10.772650	25.44%	3,742	2003
	10.000000	8.587714	-14.12%	2,447	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.675478	13.550112	-0.92%	2,248	2007
	11.652773	13.675478	17.36%	2,529	2006
	11.279731	11.652773	3.31%	3,491	2005
	10.363360	11.279731	8.84%	3,806	2004
	8.145012	10.363360	27.24%	3,826	2003
	10.000000	8.145012	-18.55%	844	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.433955	12.930063	23.92%	507	2007
	10.005039	10.433955	4.29%	384	2006
	9.690969	10.005039	3.24%	216	2005
	9.604032	9.690969	0.91%	1,098	2004
	7.405111	9.604032	29.69%	0	2003
	10.000000	7.405111	-25.95%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.882154	20.179187	12.85%	3,759	2007
	16.257556	17.882154	9.99%	2,341	2006
	14.077402	16.257556	15.49%	3,647	2005
	11.540962	14.077402	21.98%	2,543	2004
	8.531037	11.540962	35.28%	2,543	2003
	10.000000	8.531037	-14.69%	1,988	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.970968	18.291575	14.53%	2,281	2007
	13.853200	15.970968	15.29%	2,550	2006
	11.922189	13.853200	16.20%	1,566	2005
	10.752130	11.922189	10.88%	1,676	2004
	7.684104	10.752130	39.93%	2,554	2003
	10.000000	7.684104	-23.16%	619	2002*

123

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.535813	14.995434	3.16%	1,776	2007
	12.804504	14.535813	13.52%	2,490	2006
	12.775007	12.804504	0.23%	4,181	2005
	11.468492	12.775007	11.39%	5,116	2004
	7.447769	11.468492	53.99%	5,109	2003
	10.000000	7.447769	-25.52%	2,167	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.395794	17.025132	3.84%	1,416	2007
	15.126077	16.395794	8.55%	0	2006
	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004
	10.000000	12.125134	21.25%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.936362	10.185461	2.51%	0	2007
	9.744611	9.936362	1.97%	0	2006
	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.648669	11.409248	7.14%	0	2007
	10.637710	10.648669	0.10%	628	2006
	10.568770	10.637710	0.65%	437	2005
	9.443166	10.568770	11.92%	2,539	2004
	7.064298	9.443166	33.67%	437	2003
	10.000000	7.064298	-29.36%	430	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.457953	11.462557	0.04%	0	2007
	10.368408	11.457953	10.51%	106	2006
	10.087984	10.368408	2.78%	0	2005
	9.706922	10.087984	3.93%	2,339	2004
	7.434528	9.706922	30.57%	2,289	2003
	10.000000	7.434528	-25.65%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.947521	14.682307	5.27%	7,359	2007
	11.827697	13.947521	17.92%	7,126	2006
	11.352641	11.827697	4.18%	9,497	2005
	10.104053	11.352641	12.36%	8,810	2004
	8.280156	10.104053	22.03%	8,810	2003
	10.000000	8.280156	-17.20%	821	2002*

124

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.583429	13.358178	-1.66%	1,169	2007
	13.188462	13.583429	2.99%	1,169	2006
	13.097863	13.188462	0.69%	1,169	2005
	11.964550	13.097863	9.47%	1,169	2004
	9.776798	11.964550	22.38%	1,169	2003
	10.000000	9.776798	-2.23%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	720	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.249698	28.817018	42.31%	1,696	2007
	15.153663	20.249698	33.63%	1,747	2006
	11.688190	15.153663	29.65%	1,223	2005
	10.000000	11.688190	16.88%	2,229	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.902124	11.403811	4.60%	2,236	2007
	10.816598	10.902124	0.79%	3,663	2006
	10.730574	10.816598	0.80%	5,637	2005
	10.645737	10.730574	0.80%	5,698	2004
	10.690409	10.645737	-0.42%	6,684	2003
	10.000000	10.690409	6.90%	5,052	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.604692	13.963533	10.78%	731	2007
	12.542020	12.604692	0.50%	581	2006
	11.821040	12.542020	6.10%	564	2005
	11.202091	11.821040	5.53%	420	2004
	8.370118	11.202091	33.83%	0	2003
	10.000000	8.370118	-16.30%	865	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.183860	11.530938	3.10%	15,126	2007
	10.765318	11.183860	3.89%	15,126	2006
	10.649052	10.765318	1.09%	15,126	2005
	10.399210	10.649052	2.40%	15,126	2004
	9.848954	10.399210	5.59%	5,850	2003
	10.000000	9.848954	-1.51%	0	2002*

125

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.957904	12.384961	3.57%	30,153	2007
	11.270594	11.957904	6.10%	33,846	2006
	11.023031	11.270594	2.25%	33,874	2005
	10.512612	11.023031	4.86%	33,156	2004
	9.449094	10.512612	11.26%	33,336	2003
	10.000000	9.449094	-5.51%	5,735	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.667750	13.095364	3.38%	36,399	2007
	11.625445	12.667750	8.97%	51,480	2006
	11.277457	11.625445	3.09%	54,108	2005
	10.521843	11.277457	7.18%	59,724	2004
	8.956898	10.521843	17.47%	53,083	2003
	10.000000	8.956898	-10.43%	35,153	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.589597	14.113594	3.86%	36,063	2007
	12.124375	13.589597	12.08%	59,081	2006
	11.571630	12.124375	4.78%	59,514	2005
	10.550021	11.571630	9.68%	60,535	2004
	8.513348	10.550021	23.92%	62,162	2003
	10.000000	8.513348	-14.87%	21,275	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.198005	14.718787	3.67%	6,062	2007
	12.414889	14.198005	14.36%	6,062	2006
	11.754545	12.414889	5.62%	6,062	2005
	10.535072	11.754545	11.58%	6,062	2004
	8.164471	10.535072	29.04%	2,930	2003
	10.000000	8.164471	-18.36%	0	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.581681	10.849130	2.53%	50,517	2007
	10.344890	10.581681	2.29%	275	2006
	10.296837	10.344890	0.47%	2,478	2005
	10.438388	10.296837	-1.36%	2,478	2004
	10.601417	10.438388	-1.54%	8,932	2003
	10.704673	10.601417	-0.96%	19,758	2002*

126

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.968461	15.040018	0.48%	2,463	2007
	12.496392	14.968461	19.78%	2,004	2006
	11.422247	12.496392	9.40%	448	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.038221	11.825635	7.13%	0	2007
	10.953165	11.038221	0.78%	707	2006
	10.389395	10.953165	5.43%	707	2005
	9.382149	10.389395	10.74%	1,694	2004
	7.151998	9.382149	31.18%	707	2003
	10.000000	7.151998	-28.48%	707	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.290507	12.970757	-9.24%	1,135	2007
	12.471410	14.290507	14.59%	3,557	2006
	12.399737	12.471410	0.58%	3,846	2005
	10.831199	12.399737	14.48%	4,884	2004
	7.075123	10.831199	53.09%	3,883	2003
	10.000000	7.075123	-29.25%	730	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.925125	14.879109	-0.31%	2,614	2007
	13.648230	14.925125	9.36%	1,117	2006
	12.452130	13.648230	9.61%	921	2005
	10.713255	12.452130	16.23%	1,871	2004
	7.786208	10.713255	37.59%	1,882	2003
	10.000000	7.786208	-22.14%	0	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.465854	13.159105	5.56%	0	2007
	11.233572	12.465854	10.97%	0	2006
	10.724667	11.233572	4.75%	0	2005
	10.006291	10.724667	7.18%	0	2004
	8.037019	10.006291	24.50%	0	2003
	10.000000	8.037019	-19.63%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	13.032202	15.610768	19.79%	0	2007
	13.356249	13.032202	-2.43%	0	2006
	12.187517	13.356249	9.59%	0	2005
	11.076660	12.187517	10.03%	0	2004
	7.427795	11.076660	49.12%	1,782	2003
	10.000000	7.427795	-25.72%	0	2002*

127

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.798707	13.101219	2.36%	0	2007
	12.475539	12.798707	2.59%	0	2006
	12.476882	12.475539	-0.01%	0	2005
	11.968967	12.476882	4.24%	0	2004
	10.909995	11.968967	9.71%	0	2003
	10.400105	10.909995	4.90%	1,301	2002*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.268901	12.553351	11.40%	1,976	2007
	10.694346	11.268901	5.37%	3,589	2006
	10.421878	10.694346	2.61%	6,199	2005
	9.989929	10.421878	4.32%	5,899	2004
	7.811891	9.989929	27.88%	5,899	2003
	10.000000	7.811891	-21.88%	4,704	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.260992	22.119728	4.04%	4,443	2007
	18.461250	21.260992	15.17%	3,102	2006
	16.499905	18.461250	11.89%	3,407	2005
	14.146751	16.499905	16.63%	3,159	2004
	10.000000	14.146751	41.47%	1,890	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.965111	16.569880	3.79%	3,101	2007
	13.901151	15.965111	14.85%	4,373	2006
	12.454533	13.901151	11.62%	4,373	2005
	10.706812	12.454533	16.32%	4,373	2004
	7.659046	10.706812	39.79%	4,482	2003
	10.000000	7.659046	-23.41%	1,272	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.295691	12.529350	1.90%	733	2007
	10.949156	12.295691	12.30%	1,621	2006
	10.581559	10.949156	3.47%	4,535	2005
	9.907898	10.581559	6.80%	4,249	2004
	8.008223	9.907898	23.72%	4,220	2003
	10.000000	8.008223	-19.92%	1,578	2002*

128

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.091876	14.032457	7.18%	4,192	2007
	12.476248	13.091876	4.93%	3,111	2006
	12.441202	12.476248	0.28%	4,754	2005
	11.725595	12.441202	6.10%	5,209	2004
	10.228100	11.725595	14.64%	6,581	2003
	10.000000	10.228100	2.28%	3,118	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.568123	10.879266	2.94%	0	2007
	10.428329	10.568123	1.34%	0	2006
	10.253466	10.428329	1.71%	0	2005
	10.068654	10.253466	1.84%	0	2004
	10.000000	10.068654	0.69%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.644782	26.486500	-18.86%	1,208	2007
	24.165470	32.644782	35.09%	1,923	2006
	21.097287	24.165470	14.54%	1,888	2005
	15.807420	21.097287	33.46%	1,058	2004
	11.747604	15.807420	34.56%	1,168	2003
	12.101019	11.747604	-2.92%	1,455	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.624553	13.019660	-4.44%	14,362	2007
	11.997994	13.624553	13.56%	16,740	2006
	11.776840	11.997994	1.88%	21,132	2005
	10.249304	11.776840	14.90%	23,088	2004
	8.009776	10.249304	27.96%	23,088	2003
	10.000000	8.009776	-19.90%	6,858	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	9.935577	11.338751	14.12%	2,940	2007
	9.893627	9.935577	0.42%	2,940	2006
	9.392909	9.893627	5.33%	3,122	2005
	8.990005	9.392909	4.48%	2,940	2004
	7.232100	8.990005	24.31%	2,940	2003
	10.000000	7.232100	-27.68%	0	2002*

129

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.137748	12.031131	-0.88%	25,306	2007
	10.988024	12.137748	10.46%	30,298	2006
	10.656065	10.988024	3.12%	31,794	2005
	9.830267	10.656065	8.40%	32,832	2004
	7.540721	9.830267	30.36%	28,195	2003
	10.000000	7.540721	-24.59%	10,461	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.421586	12.479402	9.26%	15,605	2007
	11.010792	11.421586	3.73%	15,441	2006
	10.368306	11.010792	6.20%	16,121	2005
	9.970137	10.368306	3.99%	17,498	2004
	7.891275	9.970137	26.34%	16,610	2003
	10.000000	7.891275	-21.09%	5,362	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.348441	14.430073	8.10%	1,819	2007
	11.739472	13.348441	13.71%	1,424	2006
	10.984884	11.739472	6.87%	507	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.737346	11.327126	5.49%	4,696	2007
	10.000000	10.737346	7.37%	4,952	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.898852	13.226620	2.54%	21,978	2007
	11.273462	12.898852	14.42%	24,235	2006
	11.019830	11.273462	2.30%	24,361	2005
	10.130798	11.019830	8.78%	25,230	2004
	7.836368	10.130798	29.28%	22,317	2003
	10.000000	7.836368	-21.64%	8,091	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.864535	12.070652	11.10%	7,902	2007
	11.179991	10.864535	-2.82%	7,972	2006
	9.953290	11.179991	12.32%	10,530	2005
	9.393301	9.953290	5.96%	10,532	2004
	7.785253	9.393301	20.66%	10,408	2003
	10.000000	7.785253	-22.15%	2,852	2002*

130

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.364130	15.253782	-0.72%	19,232	2007
	13.755264	15.364130	11.70%	24,520	2006
	13.189124	13.755264	4.29%	26,302	2005
	11.325471	13.189124	16.46%	28,183	2004
	8.219004	11.325471	37.80%	26,562	2003
	10.000000	8.219004	-17.81%	7,207	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.253133	12.903778	-2.64%	34,071	2007
	11.599994	13.253133	14.25%	36,042	2006
	11.347561	11.599994	2.22%	39,133	2005
	10.306740	11.347561	10.10%	41,093	2004
	8.157272	10.306740	26.35%	40,776	2003
	10.000000	8.157272	-18.43%	34,835	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.830088	11.616218	18.17%	19,074	2007
	10.403173	9.830088	-5.51%	17,610	2006
	10.430546	10.403173	-0.26%	17,550	2005
	9.643868	10.430546	8.16%	22,956	2004
	7.901352	9.643868	22.05%	22,250	2003
	10.000000	7.901352	-20.99%	8,645	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.333525	13.272280	-7.40%	24,437	2007
	12.370855	14.333525	15.87%	31,293	2006
	12.062730	12.370855	2.55%	31,873	2005
	10.802795	12.062730	11.66%	37,533	2004
	8.575017	10.802795	25.98%	40,135	2003
	10.000000	8.575017	-14.25%	19,017	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.388282	11.122971	7.07%	22,581	2007
	10.455359	10.388282	-0.64%	14,959	2006
	10.525419	10.455359	-0.67%	16,438	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

131

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.283523	10.809748	5.12%	145	2007
	9.649810	10.283523	6.57%	145	2006
	9.546250	9.649810	1.08%	344	2005
	9.213738	9.546250	3.61%	344	2004
	7.491578	9.213738	22.99%	306	2003
	10.000000	7.491578	-25.08%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.664755	12.188344	4.49%	10,783	2007
	10.262990	11.664755	13.66%	17,398	2006
	10.078198	10.262990	1.83%	26,531	2005
	9.833241	10.078198	2.49%	28,699	2004
	8.321157	9.833241	18.17%	27,542	2003
	10.000000	8.321157	-16.79%	12,696	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.489538	11.008684	-11.86%	9,124	2007
	10.962526	12.489538	13.93%	8,967	2006
	10.697481	10.962526	2.48%	8,967	2005
	9.989022	10.697481	7.09%	8,967	2004
	8.021996	9.989022	24.52%	8,967	2003
	10.000000	8.021996	-19.78%	148	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.575171	12.410498	7.22%	7,729	2007
	10.221624	11.575171	13.24%	9,176	2006
	10.276692	10.221624	-0.54%	9,692	2005
	9.810334	10.276692	4.75%	18,242	2004
	8.097385	9.810334	21.15%	16,125	2003
	10.000000	8.097385	-19.03%	10,868	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.264676	13.384489	0.90%	12,739	2007
	12.265988	13.264676	8.14%	19,938	2006
	12.262614	12.265988	0.03%	23,749	2005
	11.381963	12.262614	7.74%	25,132	2004
	9.555433	11.381963	19.12%	24,262	2003
	10.000000	9.555433	-4.45%	9,104	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	11.007547	11.317397	2.81%	42,396	2007
	10.829959	11.007547	1.64%	65,782	2006
	10.964691	10.829959	-1.23%	73,278	2005
	10.851113	10.964691	1.05%	75,009	2004
	10.623577	10.851113	2.14%	80,316	2003
	10.000000	10.623577	6.24%	19,313	2002*

132

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.073381	17.290527	14.71%	87,675	2007
	13.830414	15.073381	8.99%	81,619	2006
	12.122484	13.830414	14.09%	98,203	2005
	10.763461	12.122484	12.63%	86,560	2004
	8.584775	10.763461	25.38%	84,764	2003
	10.000000	8.584775	-14.15%	32,481	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.642964	13.510945	-0.97%	71,688	2007
	11.630994	13.642964	17.30%	76,131	2006
	11.264373	11.630994	3.25%	77,154	2005
	10.354539	11.264373	8.79%	85,637	2004
	8.142232	10.354539	27.17%	79,318	2003
	10.000000	8.142232	-18.58%	18,683	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.409098	12.892643	23.86%	44,603	2007
	9.986286	10.409098	4.23%	48,908	2006
	9.677731	9.986286	3.19%	45,776	2005
	9.595821	9.677731	0.85%	43,113	2004
	7.402571	9.595821	29.63%	52,196	2003
	10.000000	7.402571	-25.97%	9,819	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.839639	20.120865	12.79%	41,914	2007
	16.227176	17.839639	9.94%	42,805	2006
	14.058247	16.227176	15.43%	48,715	2005
	11.531137	14.058247	21.92%	49,284	2004
	8.528123	11.531137	35.21%	43,603	2003
	10.000000	8.528123	-14.72%	18,586	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.932941	18.238656	14.47%	48,617	2007
	13.827260	15.932941	15.23%	48,532	2006
	11.905925	13.827260	16.14%	52,970	2005
	10.742951	11.905925	10.83%	54,832	2004
	7.681468	10.742951	39.86%	53,763	2003
	10.000000	7.681468	-23.19%	19,972	2002*

133

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.501211	14.952059	3.11%	9,127	2007
	12.780543	14.501211	13.46%	8,353	2006
	12.757597	12.780543	0.18%	8,468	2005
	11.458711	12.757597	11.34%	12,173	2004
	7.445212	11.458711	53.91%	11,084	2003
	10.000000	7.445212	-25.55%	7,274	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.365160	16.984590	3.79%	4,653	2007
	15.105508	16.365160	8.49%	4,774	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.917761	10.161177	2.45%	4,941	2007
	9.731335	9.917761	1.92%	6,988	2006
	9.808073	9.731335	-0.78%	5,656	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.623297	11.376222	7.09%	8,349	2007
	10.617784	10.623297	0.05%	14,199	2006
	10.554359	10.617784	0.60%	15,654	2005
	9.435109	10.554359	11.86%	19,043	2004
	7.061880	9.435109	33.61%	18,677	2003
	10.000000	7.061880	-29.38%	6,800	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.430678	11.429387	-0.01%	6,917	2007
	10.348998	11.430678	10.45%	8,582	2006
	10.074228	10.348998	2.73%	13,124	2005
	9.698648	10.074228	3.87%	14,804	2004
	7.431983	9.698648	30.50%	16,378	2003
	10.000000	7.431983	-25.68%	9,601	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.914350	14.639860	5.21%	35,213	2007
	11.805572	13.914350	17.86%	22,360	2006
	11.337181	11.805572	4.13%	20,105	2005
	10.095440	11.337181	12.30%	24,020	2004
	8.277320	10.095440	21.97%	24,952	2003
	10.000000	8.277320	-17.23%	4,789	2002*

134

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.551102	13.319541	-1.71%	5,526	2007
	13.163790	13.551102	2.94%	6,726	2006
	13.080028	13.163790	0.64%	8,575	2005
	11.954360	13.080028	9.42%	9,176	2004
	9.773460	11.954360	22.31%	9,796	2003
	10.000000	9.773460	-2.27%	4,787	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.222258	28.763191	42.24%	10,733	2007
	15.140838	20.222258	33.56%	9,906	2006
	11.684242	15.140838	29.58%	8,770	2005
	10.000000	11.684242	16.84%	1,772	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.876182	11.370824	4.55%	84,896	2007
	10.796362	10.876182	0.74%	95,463	2006
	10.715953	10.796362	0.75%	106,632	2005
	10.636661	10.715953	0.75%	107,235	2004
	10.686757	10.636661	-0.47%	128,011	2003
	10.000000	10.686757	6.87%	53,718	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.573003	13.921276	10.72%	7,830	2007
	12.516863	12.573003	0.45%	7,739	2006
	11.803332	12.516863	6.05%	6,777	2005
	11.191032	11.803332	5.47%	8,510	2004
	8.366124	11.191032	33.77%	3,483	2003
	10.000000	8.366124	-16.34%	625	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.155745	11.496047	3.05%	28,647	2007
	10.743737	11.155745	3.83%	31,531	2006
	10.633118	10.743737	1.04%	33,380	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

135

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.927822	12.347458	3.52%	126,903	2007
	11.247978	11.927822	6.04%	135,239	2006
	11.006534	11.247978	2.19%	156,310	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.635905	13.055741	3.32%	302,420	2007
	11.602141	12.635905	8.91%	277,890	2006
	11.260586	11.602141	3.03%	254,878	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.555454	14.070907	3.80%	149,390	2007
	12.100071	13.555454	12.03%	170,719	2006
	11.554315	12.100071	4.72%	169,870	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.162292	14.674212	3.61%	35,613	2007
	12.389980	14.162292	14.30%	42,292	2006
	11.736943	12.389980	5.56%	46,424	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.540307	10.801157	2.47%	68,856	2007
	10.309696	10.540307	2.24%	81,235	2006
	10.267038	10.309696	0.42%	56,131	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

136

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.948158	15.011899	0.43%	3,916	2007
	12.485805	14.948158	19.72%	4,104	2006
	11.418380	12.485805	9.35%	910	2005
	10.000000	11.418380	14.18%	626	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	11.011962	11.791432	7.08%	4,951	2007
	10.932674	11.011962	0.73%	5,792	2006
	10.375246	10.932674	5.37%	6,534	2005
	9.374164	10.375246	10.68%	7,261	2004
	7.149551	9.374164	31.12%	7,122	2003
	10.000000	7.149551	-28.50%	963	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.256517	12.933249	-9.28%	15,745	2007
	12.448086	14.256517	14.53%	15,389	2006
	12.382849	12.448086	0.53%	17,967	2005
	10.821970	12.382849	14.42%	20,270	2004
	7.072698	10.821970	53.01%	19,196	2003
	10.000000	7.072698	-29.27%	7,771	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.889625	14.836094	-0.36%	26,892	2007
	13.622708	14.889625	9.30%	32,195	2006
	12.435174	13.622708	9.55%	34,643	2005
	10.704139	12.435174	16.17%	34,387	2004
	7.783546	10.704139	37.52%	35,835	2003
	10.000000	7.783546	-22.16%	16,298	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.436172	13.121044	5.51%	5,970	2007
	11.212537	12.436172	10.91%	18,354	2006
	10.710052	11.212537	4.69%	20,879	2005
	9.997761	10.710052	7.12%	21,646	2004
	8.034266	9.997761	24.44%	23,164	2003
	10.000000	8.034266	-19.66%	4,482	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	12.999449	15.563541	19.72%	413	2007
	13.329474	12.999449	-2.48%	413	2006
	12.169279	13.329474	9.53%	413	2005
	11.065737	12.169279	9.97%	915	2004
	7.424251	11.065737	49.05%	0	2003
	10.000000	7.424251	-25.76%	0	2002*

137

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.748732	13.043358	2.31%	32,721	2007
	12.433153	12.748732	2.54%	27,137	2006
	12.440836	12.433153	-0.06%	27,772	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.242091	12.517051	11.34%	29,147	2007
	10.674337	11.242091	5.32%	34,418	2006
	10.407683	10.674337	2.56%	35,530	2005
	9.981409	10.407683	4.27%	44,212	2004
	7.809211	9.981409	27.82%	37,739	2003
	10.000000	7.809211	-21.91%	10,529	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.221247	22.067035	3.99%	29,314	2007
	18.436138	21.221247	15.11%	33,404	2006
	16.485857	18.436138	11.83%	31,117	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.927130	16.521972	3.73%	42,634	2007
	13.875135	15.927130	14.79%	51,824	2006
	12.437543	13.875135	11.56%	54,140	2005
	10.697671	12.437543	16.26%	57,586	2004
	7.656425	10.697671	39.72%	59,364	2003
	10.000000	7.656425	-23.44%	44,236	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.266463	12.493136	1.85%	33,849	2007
	10.928702	12.266463	12.24%	46,463	2006
	10.567161	10.928702	3.42%	58,126	2005
	9.899464	10.567161	6.74%	58,663	2004
	8.005485	9.899464	23.66%	58,282	2003
	10.000000	8.005485	-19.95%	26,587	2002*

138

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	13.060707	13.991871	7.13%	14,149	2007
	12.452896	13.060707	4.88%	14,437	2006
	12.424245	12.452896	0.23%	14,461	2005
	11.715605	12.424245	6.05%	15,379	2004
	10.224613	11.715605	14.58%	15,337	2003
	10.000000	10.224613	2.25%	12,667	2002*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	1,612	2006
	10.244725	10.414131	1.65%	1,826	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.517279	26.369485	-18.91%	17,041	2007
	24.083343	32.517279	35.02%	20,745	2006
	21.036292	24.083343	14.48%	22,387	2005
	15.769776	21.036292	33.40%	31,663	2004
	11.725612	15.769776	34.49%	35,700	2003
	12.084542	11.725612	-2.97%	20,960	2002
	11.250727	12.084542	7.41%	4,118	2001*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.592127	12.982000	-4.49%	101,195	2007
	11.975540	13.592127	13.50%	118,191	2006
	11.760791	11.975540	1.83%	128,212	2005
	10.240568	11.760791	14.85%	139,720	2004
	8.007035	10.240568	27.89%	132,180	2003
	10.000000	8.007035	-19.93%	72,685	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	9.911925	11.305949	14.06%	18,007	2007
	9.875105	9.911925	0.37%	27,979	2006
	9.380103	9.875105	5.28%	33,934	2005
	8.982332	9.380103	4.43%	39,302	2004
	7.229617	8.982332	24.24%	36,121	2003
	10.000000	7.229617	-27.70%	15,015	2002*

139

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.051204	11.926930	-1.03%	2,775	2007
	10.926385	12.051204	10.29%	3,252	2006
	10.612520	10.926385	2.96%	0	2005
	9.805131	10.61252	8.23%	0	2004
	7.532973	9.805131	30.16%	0	2003
	10.000000	7.532973	-24.67%	2,414	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.340122	12.371288	9.09%	1,152	2007
	10.949013	11.340122	3.57%	980	2006
	10.325917	10.949013	6.03%	980	2005
	9.944623	10.325917	3.83%	980	2004
	7.883162	9.944623	26.15%	980	2003
	10.000000	7.883162	-21.17%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.294149	14.349222	7.94%	0	2007
	11.709639	13.294149	13.53%	0	2006
	10.973738	11.709639	6.71%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.726290	11.298004	5.33%	0	2007
	10.000000	10.726290	7.26%	200	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.806891	13.112056	2.38%	1,297	2007
	11.210225	12.806891	14.24%	1,519	2006
	10.974804	11.210225	2.15%	3,696	2005
	10.104889	10.974804	8.61%	3,714	2004
	7.828325	10.104889	29.08%	3,718	2003
	10.000000	7.828325	-21.72%	608	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.787049	11.966095	10.93%	672	2007
	11.117265	10.787049	-2.97%	696	2006
	9.912607	11.117265	12.15%	1,289	2005
	9.369279	9.912607	5.80%	1,246	2004
	7.777256	9.369275	20.47%	1,042	2003
	10.000000	7.777256	-22.23%	763	2002*

140

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.254614	15.121697	-0.87%	2,493	2007
	13.678139	15.254614	11.53%	2,668	2006
	13.135252	13.678139	4.13%	5,928	2005
	11.296524	13.135252	16.28%	5,763	2004
	8.210561	11.296524	37.59%	5,689	2003
	10.000000	8.210561	-17.89%	3,406	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.158644	12.792022	-2.79%	3,825	2007
	11.534921	13.158644	14.08%	3,825	2006
	11.301173	11.534921	2.07%	3,825	2005
	10.280372	11.301173	9.93%	3,147	2004
	8.148889	10.280372	26.16%	3,147	2003
	10.000000	8.148889	-18.51%	1,213	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.760014	11.515640	17.99%	0	2007
	10.344843	9.760014	-5.65%	397	2006
	10.387931	10.344843	-0.41%	335	2005
	9.619214	10.387931	7.99%	0	2004
	7.893238	9.619214	21.87%	0	2003
	10.000000	7.893238	-21.07%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.231330	13.157322	-7.55%	7,112	2007
	12.301446	14.231330	15.69%	7,358	2006
	12.013427	12.301446	2.40%	7,848	2005
	10.775167	12.013427	11.49%	7,701	2004
	8.566206	10.775167	25.79%	7,792	2003
	10.000000	8.566206	-14.34%	6,140	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.329998	11.043508	6.91%	723	2007
	10.412623	10.329998	-0.79%	723	2006
	10.498454	10.412623	-0.82%	723	2005
	10.160693	10.498454	3.32%	0	2004
	10.000000	10.160693	1.61%	0	2003*

141

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.210166	10.716086	4.96%	0	2007
	9.595650	10.210166	6.40%	0	2006
	9.507212	9.595650	0.93%	0	2005
	9.190166	9.507212	3.45%	0	2004
	7.483868	9.190166	22.80%	0	2003
	10.000000	7.483868	-25.16%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.581586	12.082785	4.33%	677	2007
	10.205406	11.581586	13.48%	871	2006
	10.036997	10.205406	1.68%	1,073	2005
	9.808082	10.036997	2.33%	1,694	2004
	8.312603	9.808082	17.99%	1,669	2003
	10.000000	8.312603	-16.87%	725	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.400486	10.913328	-11.99%	0	2007
	10.901032	12.400486	13.76%	0	2006
	10.653762	10.901032	2.32%	6,332	2005
	9.963469	10.653762	6.93%	6,332	2004
	8.013756	9.963469	24.33%	6,332	2003
	10.000000	8.013756	-19.86%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.492638	12.303014	7.05%	0	2007
	10.164274	11.492638	13.07%	0	2006
	10.234680	10.164274	-0.69%	0	2005
	9.785229	10.23468	4.59%	0	2004
	8.089064	9.785229	20.97%	0	2003
	10.000000	8.089064	-19.11%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.170098	13.268557	0.75%	1,380	2007
	12.197189	13.170098	7.98%	1,748	2006
	12.212511	12.197189	-0.13%	4,023	2005
	11.352870	12.212511	7.57%	3,478	2004
	9.545638	11.35287	18.93%	3,440	2003
	10.000000	9.545638	-4.54%	3,270	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.929041	11.219357	2.66%	4,728	2007
	10.769197	10.929041	1.48%	5,221	2006
	10.919875	10.769197	-1.38%	3,272	2005
	10.823352	10.919875	0.89%	3,497	2004
	10.612679	10.823352	1.99%	3,295	2003
	10.000000	10.612679	6.13%	3,124	2002*

142

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.965912	17.140785	14.53%	8,464	2007
	13.752841	14.965912	8.82%	8,802	2006
	12.072942	13.752841	13.91%	7,924	2005
	10.735927	12.072942	12.45%	7,504	2004
	8.575959	10.735927	25.19%	7,504	2003
	10.000000	8.575959	-14.24%	4,984	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.545675	13.393907	-1.12%	2,231	2007
	11.565726	13.545675	17.12%	2,435	2006
	11.218325	11.565726	3.10%	2,743	2005
	10.328044	11.218325	8.62%	2,869	2004
	8.133860	10.328044	26.98%	2,999	2003
	10.000000	8.13386	-18.66%	766	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.334862	12.780963	23.67%	0	2007
	9.930261	10.334862	4.07%	201	2006
	9.638165	9.930261	3.03%	439	2005
	9.571272	9.638165	0.70%	521	2004
	7.394955	9.571272	29.43%	521	2003
	10.000000	7.394955	-26.05%	184	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.712432	19.946593	12.61%	3,230	2007
	16.136141	17.712432	9.77%	3,825	2006
	14.000790	16.136141	15.25%	4,049	2005
	11.501646	14.00079	21.73%	1,771	2004
	8.519364	11.501646	35.01%	466	2003
	10.000000	8.519364	-14.81%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.819361	18.080715	14.29%	972	2007
	13.749725	15.819361	15.05%	1,118	2006
	11.857286	13.749725	15.96%	2,170	2005
	10.715484	11.857286	10.66%	3,169	2004
	7.673577	10.715484	39.64%	3,136	2003
	10.000000	7.673577	-23.26%	1,046	2002*

143

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.397815	14.822555	2.95%	0	2007
	12.708853	14.397815	13.29%	0	2006
	12.705454	12.708853	0.03%	764	2005
	11.429411	12.705454	11.16%	781	2004
	7.437557	11.429411	53.67%	784	2003
	10.000000	7.437557	-25.62%	194	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.273441	16.863356	3.63%	0	2007
	15.043869	16.273441	8.33%	0	2006
	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004
	10.000000	12.108597	21.09%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.862159	10.088638	2.30%	1,360	2007
	9.691599	9.862159	1.76%	1,360	2006
	9.782990	9.691599	-0.93%	1,360	2005
	9.940968	9.78299	-1.59%	643	2004
	10.000000	9.940968	-0.59%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.547523	11.277658	6.92%	0	2007
	10.558208	10.547523	-0.10%	0	2006
	10.511208	10.558208	0.45%	854	2005
	9.410973	10.511208	11.69%	873	2004
	7.054611	9.410973	33.40%	877	2003
	10.000000	7.054611	-29.45%	0	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.349161	11.330369	-0.17%	629	2007
	10.290950	11.349161	10.28%	612	2006
	10.033058	10.290950	2.57%	2,059	2005
	9.673853	10.033058	3.71%	1,818	2004
	7.424347	9.673853	30.30%	1,669	2003
	10.000000	7.424347	-25.76%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.815096	14.513012	5.05%	1,206	2007
	11.739316	13.815096	17.68%	1,413	2006
	11.290819	11.739316	3.97%	8,350	2005
	10.069601	11.290819	12.13%	8,350	2004
	8.268815	10.069601	21.78%	8,350	2003
	10.000000	8.268815	-17.31%	0	2002*

144

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.454464	13.204161	-1.86%	0	2007
	13.089943	13.454464	2.78%	0	2006
	13.026567	13.089943	0.49%	0	2005
	11.923792	13.026567	9.25%	0	2004
	9.763428	11.923792	22.13%	0	2003
	10.000000	9.763428	-2.37%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.984274	13.642711	5.07%	0	2007
	11.693516	12.984274	11.04%	0	2006
	11.205685	11.693516	4.35%	0	2005
	10.000000	11.205685	12.06%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.6724	16.72%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.798598	11.272312	4.39%	2,024	2007
	10.735782	10.798598	0.59%	2,106	2006
	10.672153	10.735782	0.60%	2,126	2005
	10.609459	10.672153	0.59%	3,816	2004
	10.675806	10.609459	-0.62%	3,717	2003
	10.000000	10.675806	6.76%	1,623	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.478276	13.795085	10.55%	1,254	2007
	12.441599	12.478276	0.29%	1,470	2006
	11.750327	12.441599	5.88%	5,378	2005
	11.157887	11.750327	5.31%	5,378	2004
	8.354139	11.157887	33.56%	5,378	2003
	10.000000	8.354139	-16.46%	2,532	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.071729	11.391872	2.89%	1,153	2007
	10.679155	11.071729	3.68%	1,153	2006
	10.585388	10.679155	0.89%	1,153	2005
	10.358212	10.585388	2.19%	719	2004
	9.830211	10.358212	5.37%	719	2003
	10.000000	9.830211	-1.70%	719	2002*

145

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.837986	12.235571	3.36%	1,186	2007
	11.180361	11.837986	5.88%	1,186	2006
	10.957118	11.180361	2.04%	1,186	2005
	10.471145	10.957118	4.64%	559	2004
	9.431089	10.471145	11.03%	559	2003
	10.000000	9.431089	-5.69%	559	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.540751	12.937452	3.16%	25,903	2007
	11.532407	12.540751	8.74%	26,189	2006
	11.210038	11.532407	2.88%	24,453	2005
	10.480363	11.210038	6.96%	24,709	2004
	8.939839	10.480363	17.23%	24,709	2003
	10.000000	8.939839	-10.60%	10,566	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.453385	13.943417	3.64%	7,007	2007
	12.027359	13.453385	11.86%	7,331	2006
	11.502471	12.027359	4.56%	4,639	2005
	10.508428	11.502471	9.46%	3,692	2004
	8.497120	10.508428	23.67%	3,410	2003
	10.000000	8.49712	-15.03%	2,481	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	14.055673	14.541280	3.45%	0	2007
	12.315522	14.055673	14.13%	0	2006
	11.684267	12.315522	5.40%	0	2005
	10.493512	11.684267	11.35%	0	2004
	8.148907	10.493512	28.77%	0	2003
	10.000000	8.148907	-18.51%	0	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.248862	10.486302	2.32%	5,713	2007
	10.039984	10.248862	2.08%	5,377	2006
	10.013760	10.039984	0.26%	825	2005
	10.172211	10.01376	-1.56%	1,450	2004
	10.352242	10.172211	-1.74%	1,363	2003
	10.474480	10.352242	-1.17%	1,915	2002*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.887375	14.927787	0.27%	2,411	2007
	12.454076	14.887375	19.54%	2,797	2006
	11.406809	12.454076	9.18%	162	2005
	10.000000	11.406809	14.07%	0	2004*

146

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	10.933421	11.689294	6.91%	0	2007
	10.871345	10.933421	0.57%	221	2006
	10.332824	10.871345	5.21%	3,823	2005
	9.350174	10.332824	10.51%	3,642	2004
	7.142194	9.350174	30.91%	3,646	2003
	10.000000	7.142194	-28.58%	1,000	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.154836	12.821183	-9.42%	1,591	2007
	12.378243	14.154836	14.35%	1,964	2006
	12.332241	12.378243	0.37%	588	2005
	10.794291	12.332241	14.25%	137	2004
	7.065428	10.794291	52.78%	0	2003
	10.000000	7.065428	-29.35%	3,008	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.783426	14.707551	-0.51%	0	2007
	13.546268	14.783426	9.13%	0	2006
	12.384338	13.546268	9.38%	0	2005
	10.676740	12.384338	15.99%	0	2004
	7.775543	10.67674	37.31%	0	2003
	10.000000	7.775543	-22.24%	0	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.347511	13.007417	5.34%	0	2007
	11.149641	12.347511	10.74%	0	2006
	10.666271	11.149641	4.53%	0	2005
	9.972184	10.666271	6.96%	0	2004
	8.026012	9.972184	24.25%	0	2003
	10.000000	8.026012	-19.74%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	12.901495	15.422464	19.54%	0	2007
	13.249315	12.901495	-2.63%	0	2006
	12.114620	13.249315	9.37%	0	2005
	11.032957	12.11462	9.80%	0	2004
	7.413615	11.032957	48.82%	0	2003
	10.000000	7.413615	-25.86%	0	2002*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.886250	13.163740	2.15%	1,822	2007
	12.586525	12.886250	2.38%	2,135	2006
	12.613599	12.586525	-0.21%	3,336	2005
	12.124897	12.613599	4.03%	3,598	2004
	11.074752	12.124897	9.48%	3,474	2003
	10.578774	11.074752	4.69%	3,529	2002*

147

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.161902	12.408601	11.17%	1,456	2007
	10.614444	11.161902	5.16%	1,705	2006
	10.365129	10.614444	2.41%	0	2005
	9.955876	10.365129	4.11%	0	2004
	7.801186	9.955876	27.62%	0	2003
	10.000000	7.801186	-21.99%	190	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.102399	21.909611	3.83%	452	2007
	18.360965	21.102399	14.93%	694	2006
	16.443768	18.360965	11.66%	897	2005
	14.127467	16.443768	16.40%	180	2004
	10.000000	14.127467	41.27%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.813586	16.378886	3.57%	2,673	2007
	13.797318	15.813586	14.61%	2,673	2006
	12.386728	13.797318	11.39%	2,673	2005
	10.670314	12.386728	16.09%	2,673	2004
	7.648552	10.670314	39.51%	2,673	2003
	10.000000	7.648552	-23.51%	2,673	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.178972	12.384903	1.69%	1,981	2007
	10.867360	12.178972	12.07%	1,981	2006
	10.523938	10.867360	3.26%	1,981	2005
	9.874121	10.523938	6.58%	1,249	2004
	7.997251	9.874121	23.47%	1,249	2003
	10.000000	7.997251	-20.03%	446	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.967556	13.870657	6.96%	3,731	2007
	12.383018	12.967556	4.72%	4,373	2006
	12.373459	12.383018	0.08%	1,508	2005
	11.685636	12.373459	5.89%	1,508	2004
	10.214119	11.685636	14.41%	1,508	2003
	10.000000	10.214119	2.14%	2,696	2002*

148

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.489208	10.775844	2.73%	3,006	2007
	10.371604	10.489208	1.13%	3,523	2006
	10.218514	10.371604	1.50%	0	2005
	10.054892	10.218514	1.63%	0	2004
	10.000000	10.054892	0.55%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	34.741252	28.129514	-19.03%	2,144	2007
	25.769851	34.741252	34.81%	2,201	2006
	22.543894	25.769851	14.31%	2,393	2005
	16.925889	22.543894	33.19%	2,196	2004
	12.604542	16.925889	34.28%	2,198	2003
	13.010337	12.604542	-3.12%	1,704	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.495212	12.869567	-4.64%	6,654	2007
	11.908357	13.495212	13.33%	7,072	2006
	11.712721	11.908357	1.67%	14,292	2005
	10.214363	11.712721	14.67%	12,012	2004
	7.998800	10.214363	27.70%	10,074	2003
	10.000000	7.9988	-20.01%	2,676	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	9.841224	11.207996	13.89%	0	2007
	9.819689	9.841224	0.22%	0	2006
	9.341759	9.819689	5.12%	2,684	2005
	8.959366	9.341759	4.27%	2,684	2004
	7.222181	8.959366	24.05%	2,684	2003
	10.000000	7.222181	-27.78%	0	2002*

149

Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.993740	11.857836	-1.13%	642	2007
	10.885407	11.993740	10.18%	642	2006
	10.583524	10.885407	2.85%	642	2005
	9.788373	10.583524	8.12%	642	2004
	7.527798	9.788373	30.03%	496	2003
	10.000000	7.527798	-24.72%	1,621	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.286083	12.299662	8.98%	1,449	2007
	10.907981	11.286083	3.47%	1,449	2006
	10.297728	10.907981	5.93%	1,449	2005
	9.927640	10.297728	3.73%	1,449	2004
	7.877752	9.927640	26.02%	1,148	2003
	10.000000	7.877752	-21.22%	920	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.258038	14.295516	7.83%	0	2007
	11.689762	13.258038	13.42%	275	2006
	10.966307	11.689762	6.60%	186	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.718918	11.278623	5.22%	7,848	2007
	10.000000	10.718918	7.19%	8,087	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.745840	13.036126	2.28%	3,225	2007
	11.168188	12.745840	14.13%	3,255	2006
	10.944820	11.168188	2.04%	3,376	2005
	10.087626	10.944820	8.50%	3,439	2004
	7.822950	10.087626	28.95%	3,482	2003
	10.000000	7.822950	-21.77%	3,686	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.735628	11.896781	10.82%	658	2007
	11.075585	10.735628	-3.07%	658	2006
	9.885533	11.075585	12.04%	658	2005
	9.353260	9.885533	5.69%	1,575	2004
	7.771908	9.353260	20.35%	3,334	2003
	10.000000	7.771908	-22.28%	810	2002*

150

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.181922	15.034136	-0.97%	3,092	2007
	13.626874	15.181922	11.41%	2,764	2006
	13.099394	13.626874	4.03%	3,376	2005
	11.277231	13.099394	16.16%	4,495	2004
	8.204925	11.277231	37.44%	4,031	2003
	10.000000	8.204925	-17.95%	3,436	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.095927	12.717931	-2.89%	0	2007
	11.491683	13.095927	13.96%	0	2006
	11.270323	11.491683	1.96%	0	2005
	10.262811	11.270323	9.82%	0	2004
	8.143300	10.262811	26.03%	0	2003
	10.000000	8.143300	-18.57%	1,511	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.713478	11.448933	17.87%	1,289	2007
	10.306049	9.713478	-5.75%	680	2006
	10.359555	10.306049	-0.52%	674	2005
	9.602768	10.359555	7.88%	911	2004
	7.887819	9.602768	21.74%	791	2003
	10.000000	7.887819	-21.12%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.163522	13.081142	-7.64%	7,130	2007
	12.255353	14.163522	15.57%	9,005	2006
	11.980635	12.255353	2.29%	10,273	2005
	10.756766	11.980635	11.38%	9,297	2004
	8.560331	10.756766	25.66%	9,410	2003
	10.000000	8.560331	-14.40%	5,357	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.291271	10.990776	6.80%	194	2007
	10.384193	10.291271	-0.89%	194	2006
	10.480495	10.384193	-0.92%	1,233	2005
	10.153708	10.480495	3.22%	966	2004
	10.000000	10.153708	1.54%	0	2003*

151

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.161486	10.654017	4.85%	1,870	2007
	9.559668	10.161486	6.30%	1,870	2006
	9.481235	9.559668	0.83%	2,171	2005
	9.174454	9.481235	3.34%	2,496	2004
	7.478729	9.174454	22.67%	2,452	2003
	10.000000	7.478729	-25.21%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.526391	12.012798	4.22%	10,834	2007
	10.167151	11.526391	13.37%	11,111	2006
	10.009596	10.167151	1.57%	11,133	2005
	9.791334	10.009596	2.23%	11,674	2004
	8.306902	9.791334	17.87%	8,344	2003
	10.000000	8.306902	-16.93%	2,615	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.341400	10.850137	-12.08%	0	2007
	10.860169	12.341400	13.64%	0	2006
	10.624676	10.860169	2.22%	0	2005
	9.946445	10.624676	6.82%	0	2004
	8.008252	9.946445	24.20%	0	2003
	10.000000	8.008252	-19.92%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.437867	12.231770	6.94%	0	2007
	10.126176	11.437867	12.95%	0	2006
	10.206740	10.126176	-0.79%	0	2005
	9.768519	10.206740	4.49%	0	2004
	8.083513	9.768519	20.84%	0	2003
	10.000000	8.083513	-19.16%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.107326	13.191727	0.64%	4,944	2007
	12.151460	13.107326	7.87%	4,539	2006
	12.179171	12.151460	-0.23%	4,488	2005
	11.333478	12.179171	7.46%	4,335	2004
	9.539092	11.333478	18.81%	3,103	2003
	10.000000	9.539092	-4.61%	309	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.876975	11.154415	2.55%	3,437	2007
	10.728838	10.876975	1.38%	3,647	2006
	10.890079	10.728838	-1.48%	5,238	2005
	10.804882	10.890079	0.79%	5,382	2004
	10.605424	10.804882	1.88%	5,808	2003
	10.000000	10.605424	6.05%	2,279	2002*

152

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.894594	17.041549	14.41%	3,099	2007
	13.701291	14.894594	8.71%	3,069	2006
	12.039979	13.701291	13.80%	2,904	2005
	10.717590	12.039979	12.34%	3,100	2004
	8.570074	10.717590	25.06%	2,994	2003
	10.000000	8.570074	-14.30%	1,724	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.481144	13.316370	-1.22%	9,375	2007
	11.522393	13.481144	17.00%	9,842	2006
	11.187705	11.522393	2.99%	10,164	2005
	10.310412	11.187705	8.51%	10,203	2004
	8.128283	10.310412	26.85%	8,919	2003
	10.000000	8.128283	-18.72%	5,871	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.285622	12.706969	23.54%	13,770	2007
	9.893054	10.285622	3.97%	13,739	2006
	9.611874	9.893054	2.93%	17,473	2005
	9.554944	9.611874	0.60%	16,558	2004
	7.389888	9.554944	29.30%	13,477	2003
	10.000000	7.389888	-26.10%	5,114	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.628073	19.831156	12.50%	8,549	2007
	16.075708	17.628073	9.66%	8,519	2006
	13.962600	16.075708	15.13%	8,488	2005
	11.482020	13.962600	21.60%	8,486	2004
	8.513529	11.482020	34.87%	5,437	2003
	10.000000	8.513529	-14.86%	870	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.743982	17.976034	14.18%	9,063	2007
	13.698197	15.743982	14.93%	9,598	2006
	11.824916	13.698197	15.84%	10,178	2005
	10.697177	11.824916	10.54%	11,079	2004
	7.668310	10.697177	39.50%	10,100	2003
	10.000000	7.668310	-23.32%	5,729	2002*

153

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.329210	14.736738	2.84%	0	2007
	12.661218	14.329210	13.17%	653	2006
	12.670769	12.661218	-0.08%	737	2005
	11.409892	12.670769	11.05%	0	2004
	7.432455	11.409892	53.51%	0	2003
	10.000000	7.432455	-25.68%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.212523	16.782934	3.52%	0	2007
	15.002874	16.212523	8.22%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.825235	10.040516	2.19%	0	2007
	9.665177	9.825235	1.66%	0	2006
	9.766286	9.665177	-1.04%	0	2005
	9.934163	9.766286	-1.69%	0	2004
	10.000000	9.934163	-0.66%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.497253	11.212351	6.81%	925	2007
	10.518640	10.497253	-0.20%	925	2006
	10.482515	10.518640	0.34%	2,176	2005
	9.394902	10.482515	11.58%	3,239	2004
	7.049775	9.394902	33.27%	3,589	2003
	10.000000	7.049775	-29.50%	2,336	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.295051	11.264740	-0.27%	1,897	2007
	10.252354	11.295051	10.17%	1,575	2006
	10.005645	10.252354	2.47%	1,596	2005
	9.657308	10.005645	3.61%	1,721	2004
	7.419244	9.657308	30.17%	1,356	2003
	10.000000	7.419244	-25.81%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.749274	14.428999	4.94%	3,541	2007
	11.695325	13.749274	17.56%	3,541	2006
	11.259995	11.695325	3.87%	3,541	2005
	10.052390	11.259995	12.01%	3,541	2004
	8.263142	10.052390	21.65%	2,808	2003
	10.000000	8.263142	-17.37%	1,486	2002*

154

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.390321	13.127680	-1.96%	2,675	2007
	13.040871	13.390321	2.68%	2,675	2006
	12.991000	13.040871	0.38%	2,675	2005
	11.903418	12.991000	9.14%	2,675	2004
	9.756729	11.903418	22.00%	2,430	2003
	10.000000	9.756729	-2.43%	919	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.949020	13.591660	4.96%	0	2007
	11.673683	12.949020	10.92%	0	2006
	11.198106	11.673683	4.25%	0	2005
	10.000000	11.198106	11.98%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.085355	28.495127	41.87%	200	2007
	15.076760	20.085355	33.22%	145	2006
	11.664488	15.076760	29.25%	94	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.747136	11.207035	4.28%	13,721	2007
	10.695537	10.747136	0.48%	13,867	2006
	10.643016	10.695537	0.49%	13,462	2005
	10.591340	10.643016	0.49%	13,300	2004
	10.668496	10.591340	-0.72%	12,212	2003
	10.000000	10.668496	6.68%	6,587	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.415452	13.711508	10.44%	709	2007
	12.391620	12.415452	0.19%	432	2006
	11.715095	12.391620	5.77%	404	2005
	11.135833	11.715095	5.20%	297	2004
	8.346160	11.135833	33.42%	297	2003
	10.000000	8.346160	-16.54%	234	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	11.015981	11.322842	2.79%	0	2007
	10.636240	11.015981	3.57%	0	2006
	10.553629	10.636240	0.78%	0	2005
	10.337721	10.553629	2.09%	0	2004
	9.820822	10.337721	5.26%	0	2003
	10.000000	9.820822	-1.79%	0	2002*

155

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.778381	12.161429	3.25%	8,164	2007
	11.135439	11.778381	5.77%	8,164	2006
	10.924249	11.135439	1.93%	8,164	2005
	10.450438	10.924249	4.53%	8,164	2004
	9.422084	10.450438	10.91%	8,164	2003
	10.000000	9.422084	-5.78%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.477624	12.859073	3.06%	12,212	2007
	11.486080	12.477624	8.63%	12,212	2006
	11.176426	11.486080	2.77%	12,212	2005
	10.459641	11.176426	6.85%	12,212	2004
	8.931301	10.459641	17.11%	10,137	2003
	10.000000	8.931301	-10.69%	11,956	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.385654	13.858927	3.54%	7,785	2007
	11.979026	13.385654	11.74%	7,785	2006
	11.467953	11.979026	4.46%	7,987	2005
	10.487635	11.467953	9.35%	7,987	2004
	8.489003	10.487635	23.54%	7,987	2003
	10.000000	8.489003	-15.11%	7,400	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	13.984882	14.453152	3.35%	5,635	2007
	12.266025	13.984882	14.01%	5,635	2006
	11.649202	12.266025	5.29%	5,635	2005
	10.472747	11.649202	11.23%	5,635	2004
	8.141111	10.472747	28.64%	0	2003
	10.000000	8.141111	-18.59%	0	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.175674	10.400700	2.21%	4,063	2007
	9.978479	10.175674	1.98%	3,463	2006
	9.962589	9.978479	0.16%	3,214	2005
	10.130604	9.962589	-1.66%	2,777	2004
	10.320468	10.130604	-1.84%	18,058	2003
	10.453036	10.320468	-1.27%	3,871	2002*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.846906	14.871871	0.17%	271	2007
	12.432919	14.846906	19.42%	980	2006
	11.399085	12.432919	9.07%	1,135	2005
	10.000000	11.399085	13.99%	0	2004*

156

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	10.881307	11.621592	6.80%	751	2007
	10.830597	10.881307	0.47%	751	2006
	10.304619	10.830597	5.10%	751	2005
	9.334201	10.304619	10.40%	751	2004
	7.137294	9.334201	30.78%	751	2003
	10.000000	7.137294	-28.63%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.087400	12.746957	-9.52%	0	2007
	12.331862	14.087400	14.24%	111	2006
	12.298586	12.331862	0.27%	443	2005
	10.775863	12.298586	14.13%	0	2004
	7.060569	10.775863	52.62%	0	2003
	10.000000	7.060569	-29.39%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.712992	14.622405	-0.62%	7,011	2007
	13.495510	14.712992	9.02%	7,748	2006
	12.350527	13.495510	9.27%	7,531	2005
	10.658504	12.350527	15.87%	7,243	2004
	7.770193	10.658504	37.17%	6,902	2003
	10.000000	7.770193	-22.30%	3,652	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.288672	12.932091	5.24%	1,780	2007
	11.107862	12.288672	10.63%	1,780	2006
	10.637167	11.107862	4.43%	2,033	2005
	9.955165	10.637167	6.85%	2,310	2004
	8.020502	9.955165	24.12%	2,269	2003
	10.000000	8.020502	-19.79%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	12.836564	15.329052	19.42%	0	2007
	13.196105	12.836564	-2.72%	0	2006
	12.078304	13.196105	9.25%	0	2005
	11.011152	12.078304	9.69%	0	2004
	7.406529	11.011152	48.67%	0	2003
	10.000000	7.406529	-25.93%	0	2002*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.795011	13.057071	2.05%	10,185	2007
	12.510181	12.795011	2.28%	9,548	2006
	12.549903	12.510181	-0.32%	8,922	2005
	12.076034	12.549903	3.92%	9,160	2004
	11.041436	12.076034	9.37%	9,935	2003
	10.557755	11.041436	4.58%	4,991	2002*

157

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.108722	12.336773	11.05%	1,209	2007
	10.574668	11.108722	5.05%	1,545	2006
	10.336844	10.574668	2.30%	1,434	2005
	9.938872	10.336844	4.00%	1,209	2004
	7.795829	9.938872	27.49%	1,209	2003
	10.000000	7.795829	-22.04%	1,141	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.023397	21.805104	3.72%	741	2007
	18.310918	21.023397	14.81%	916	2006
	16.415707	18.310918	11.55%	1,892	2005
	14.117809	16.415707	16.28%	2,254	2004
	10.000000	14.117809	41.18%	776	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.738232	16.284061	3.47%	5,817	2007
	13.745614	15.738232	14.50%	5,817	2006
	12.352923	13.745614	11.27%	5,817	2005
	10.652102	12.352923	15.97%	5,843	2004
	7.643307	10.652102	39.37%	8,083	2003
	10.000000	7.643307	-23.57%	4,149	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.120916	12.313175	1.59%	3,167	2007
	10.826614	12.120916	11.95%	3,222	2006
	10.495205	10.826614	3.16%	3,047	2005
	9.857255	10.495205	6.47%	1,329	2004
	7.991770	9.857255	23.34%	1,329	2003
	10.000000	7.991770	-20.08%	1,630	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.905765	13.790353	6.85%	6,278	2007
	12.336613	12.905765	4.61%	6,252	2006
	12.339694	12.336613	-0.02%	6,744	2005
	11.665693	12.339694	5.78%	5,326	2004
	10.207132	11.665693	14.29%	4,391	2003
	10.000000	10.207132	2.07%	99	2002*

158

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.449907	10.724417	2.63%	0	2007
	10.343311	10.449907	1.03%	0	2006
	10.201060	10.343311	1.39%	1,586	2005
	10.047999	10.201060	1.52%	1,483	2004
	10.000000	10.047999	0.48%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	34.495318	27.901591	-19.11%	1,105	2007
	25.613549	34.495318	34.68%	1,832	2006
	22.430057	25.613549	14.19%	1,876	2005
	16.857666	22.430057	33.06%	1,835	2004
	12.566590	16.857666	34.15%	1,848	2003
	12.984466	12.566590	-3.22%	387	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.430904	12.795047	-4.73%	10,115	2007
	11.863724	13.430904	13.21%	9,730	2006
	11.680754	11.863724	1.57%	13,013	2005
	10.196921	11.680754	14.55%	12,409	2004
	7.993314	10.196921	27.57%	13,340	2003
	10.000000	7.993314	-20.07%	7,259	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	9.794310	11.143081	13.77%	3,751	2007
	9.782879	9.794310	0.12%	4,002	2006
	9.316248	9.782879	5.01%	3,887	2005
	8.944056	9.316248	4.16%	3,531	2004
	7.217224	8.944056	23.93%	3,074	2003
	10.000000	7.217224	-27.83%	133	2002*

159

Optional Benefits Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.965136	11.823458	-1.18%	11,281	2007
	10.864998	11.965136	10.13%	11,680	2006
	10.569079	10.864998	2.80%	12,836	2005
	9.780014	10.569079	8.07%	15,563	2004
	7.525223	9.780014	29.96%	15,072	2003
	10.000000	7.525223	-24.75%	7,133	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.259113	12.263942	8.92%	0	2007
	10.887475	11.259113	3.41%	0	2006
	10.283629	10.887475	5.87%	0	2005
	9.919143	10.283629	3.67%	2,232	2004
	7.875043	9.919143	25.96%	2,382	2003
	10.000000	7.875043	-21.25%	2,382	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.239984	14.268677	7.77%	0	2007
	11.679821	13.239984	13.36%	0	2006
	10.962589	11.679821	6.54%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.715219	11.268912	5.17%	430	2007
	10.000000	10.715219	7.15%	430	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.715429	12.998313	2.22%	391	2007
	11.147241	12.715429	14.07%	7,780	2006
	10.929872	11.147241	1.99%	8,264	2005
	10.078999	10.929872	8.44%	8,903	2004
	7.820269	10.078999	28.88%	592	2003
	10.000000	7.820269	-21.80%	342	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.709975	11.862247	10.76%	5,298	2007
	11.054783	10.709975	-3.12%	5,221	2006
	9.872005	11.054783	11.98%	5,295	2005
	9.345255	9.872005	5.64%	3,527	2004
	7.769240	9.345255	20.29%	3,513	2003
	10.000000	7.76924	-22.31%	2,746	2002*

160

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.145664	14.990497	-1.02%	2,052	2007
	13.601281	15.145664	11.35%	1,776	2006
	13.081473	13.601281	3.97%	1,777	2005
	11.267569	13.081473	16.10%	8,714	2004
	8.202098	11.267569	37.37%	9,207	2003
	10.000000	8.202098	-17.98%	8,103	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.064645	12.681011	-2.94%	393	2007
	11.470094	13.064645	13.90%	2,987	2006
	11.254898	11.470094	1.91%	3,432	2005
	10.254022	11.254898	9.76%	3,473	2004
	8.140498	10.254022	25.96%	3,661	2003
	10.000000	8.140498	-18.60%	1,135	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.690277	11.415706	17.81%	0	2007
	10.286705	9.690277	-5.80%	0	2006
	10.345396	10.286705	-0.57%	0	2005
	9.594563	10.345396	7.83%	4,727	2004
	7.885111	9.594563	21.68%	5,020	2003
	10.000000	7.885111	-21.15%	5,020	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.129710	13.043196	-7.69%	494	2007
	12.232340	14.129710	15.51%	2,334	2006
	11.964252	12.232340	2.24%	2,621	2005
	10.747559	11.964252	11.32%	2,562	2004
	8.557390	10.747559	25.59%	2,403	2003
	10.000000	8.55739	-14.43%	859	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.271950	10.964490	6.74%	0	2007
	10.369995	10.271950	-0.95%	0	2006
	10.471517	10.369995	-0.97%	0	2005
	10.150214	10.471517	3.17%	0	2004
	10.000000	10.150214	1.50%	0	2003*

161

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.137239	10.623109	4.79%	0	2007
	9.541733	10.137239	6.24%	0	2006
	9.468290	9.541733	0.78%	0	2005
	9.166621	9.46829	3.29%	0	2004
	7.476165	9.166621	22.61%	0	2003
	10.000000	7.476165	-25.24%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.498855	11.977931	4.17%	3,770	2007
	10.148053	11.498855	13.31%	4,552	2006
	9.995903	10.148053	1.52%	5,085	2005
	9.782951	9.995903	2.18%	5,085	2004
	8.304046	9.782951	17.81%	5,031	2003
	10.000000	8.304046	-16.96%	432	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.311929	10.818642	-12.13%	0	2007
	10.839783	12.311929	13.58%	0	2006
	10.610150	10.839783	2.16%	0	2005
	9.937941	10.61015	6.76%	0	2004
	8.005505	9.937941	24.14%	0	2003
	10.000000	8.005505	-19.94%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.410561	12.196289	6.89%	0	2007
	10.107162	11.410561	12.90%	0	2006
	10.192786	10.107162	-0.84%	0	2005
	9.760173	10.192786	4.43%	0	2004
	8.080741	9.760173	20.78%	0	2003
	10.000000	8.080741	-19.19%	0	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.076026	13.153437	0.59%	21,339	2007
	12.128644	13.076026	7.81%	24,820	2006
	12.162515	12.128644	-0.28%	22,622	2005
	11.323791	12.162515	7.41%	23,904	2004
	9.535831	11.323791	18.75%	23,255	2003
	10.000000	9.535831	-4.64%	1,411	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.850987	11.122018	2.50%	7,572	2007
	10.708682	10.850987	1.33%	7,400	2006
	10.875176	10.708682	-1.53%	5,271	2005
	10.795632	10.875176	0.74%	9,455	2004
	10.601791	10.795632	1.83%	9,559	2003
	10.000000	10.601791	6.02%	7,948	2002*

162

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.859051	16.992121	14.36%	8,819	2007
	13.675593	14.859051	8.65%	6,740	2006
	12.023534	13.675593	13.74%	6,701	2005
	10.708433	12.023534	12.28%	6,853	2004
	8.567134	10.708433	24.99%	6,358	2003
	10.000000	8.567134	-14.33%	3,069	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.448980	13.277751	-1.27%	9,997	2007
	11.500772	13.448980	16.94%	11,665	2006
	11.172420	11.500772	2.94%	15,452	2005
	10.301602	11.17242	8.45%	21,488	2004
	8.125501	10.301602	26.78%	22,350	2003
	10.000000	8.125501	-18.74%	13,570	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.261065	12.670114	23.48%	4,578	2007
	9.874484	10.261065	3.91%	9,944	2006
	9.598730	9.874484	2.87%	6,824	2005
	9.546768	9.59873	0.54%	6,824	2004
	7.387350	9.546768	29.23%	6,767	2003
	10.000000	7.38735	-26.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.585990	19.773612	12.44%	19,255	2007
	16.045537	17.585990	9.60%	16,200	2006
	13.943511	16.045537	15.08%	13,182	2005
	11.472200	13.943511	21.54%	13,787	2004
	8.510607	11.4722	34.80%	5,955	2003
	10.000000	8.510607	-14.89%	2,430	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.706390	17.923875	14.12%	11,477	2007
	13.672472	15.706390	14.88%	11,262	2006
	11.808744	13.672472	15.78%	7,456	2005
	10.688034	11.808744	10.49%	6,994	2004
	7.665671	10.688034	39.43%	6,483	2003
	10.000000	7.665671	-23.34%	1,923	2002*

163

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.295024	14.693994	2.79%	3,473	2007
	12.637458	14.295024	13.12%	3,638	2006
	12.653464	12.637458	-0.13%	3,873	2005
	11.400144	12.653464	10.99%	4,159	2004
	7.429905	11.400144	53.44%	416	2003
	10.000000	7.429905	-25.70%	134	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.182127	16.742841	3.47%	828	2007
	14.982396	16.182127	8.16%	0	2006
	13.853630	14.982396	8.15%	0	2005
	12.096180	13.85363	14.53%	0	2004
	10.000000	12.09618	20.96%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.806787	10.016501	2.14%	0	2007
	9.651967	9.806787	1.60%	0	2006
	9.757933	9.651967	-1.09%	0	2005
	9.930759	9.757933	-1.74%	0	2004
	10.000000	9.930759	-0.69%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.472157	11.179782	6.76%	7,620	2007
	10.498857	10.472157	-0.25%	7,620	2006
	10.468159	10.498857	0.29%	7,714	2005
	9.386863	10.468159	11.52%	6,964	2004
	7.047349	9.386863	33.20%	7,004	2003
	10.000000	7.047349	-29.53%	4,943	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.268114	11.232073	-0.32%	505	2007
	10.233131	11.268114	10.11%	520	2006
	9.991988	10.233131	2.41%	530	2005
	9.649072	9.991988	3.55%	5,787	2004
	7.416705	9.649072	30.10%	6,193	2003
	10.000000	7.416705	-25.83%	5,472	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.716461	14.387145	4.89%	3,354	2007
	11.673368	13.716461	17.50%	1,776	2006
	11.244601	11.673368	3.81%	754	2005
	10.043805	11.244601	11.96%	829	2004
	8.260300	10.043805	21.59%	496	2003
	10.000000	8.2603	-17.40%	285	2002*

164

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.358359	13.089582	-2.01%	1,144	2007
	13.016399	13.358359	2.63%	1,367	2006
	12.973243	13.016399	0.33%	1,367	2005
	11.893244	12.973243	9.08%	1,367	2004
	9.753383	11.893244	21.94%	1,694	2003
	10.000000	9.753383	-2.47%	1,184	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.931406	13.566170	4.91%	0	2007
	11.663759	12.931406	10.87%	0	2006
	11.194308	11.663759	4.19%	0	2005
	10.000000	11.194308	11.94%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.058040	28.441732	41.80%	837	2007
	15.063949	20.058040	33.15%	1,217	2006
	11.660535	15.063949	29.19%	0	2005
	10.000000	11.660535	16.61%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.721463	11.174512	4.23%	10,706	2007
	10.675437	10.721463	0.43%	11,276	2006
	10.628453	10.675437	0.44%	5,433	2005
	10.582272	10.628453	0.44%	13,340	2004
	10.664836	10.582272	-0.77%	36,119	2003
	10.000000	10.664836	6.65%	27,544	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.384132	13.669867	10.38%	0	2007
	12.366690	12.384132	0.14%	0	2006
	11.697503	12.366690	5.72%	0	2005
	11.124812	11.697503	5.15%	0	2004
	8.342171	11.124812	33.36%	0	2003
	10.000000	8.342171	-16.58%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	10.988200	11.288467	2.73%	365	2007
	10.614845	10.988200	3.52%	365	2006
	10.537786	10.614845	0.73%	365	2005
	10.327495	10.537786	2.04%	365	2004
	9.816143	10.327495	5.21%	2,786	2003
	10.000000	9.816143	-1.84%	216	2002*

165

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.748698	12.124530	3.20%	25,935	2007
	11.113063	11.748698	5.72%	26,102	2006
	10.907858	11.113063	1.88%	39,310	2005
	10.440096	10.907858	4.48%	43,479	2004
	9.417585	10.440096	10.86%	52,799	2003
	10.000000	9.417585	-5.82%	4,424	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.446147	12.820025	3.00%	32,982	2007
	11.462959	12.446147	8.58%	34,730	2006
	11.159639	11.462959	2.72%	64,164	2005
	10.449286	11.159639	6.80%	65,338	2004
	8.927038	10.449286	17.05%	63,745	2003
	10.000000	8.927038	-10.73%	22,951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.351901	13.816870	3.48%	11,901	2007
	11.954938	13.351901	11.69%	12,036	2006
	11.450744	11.954938	4.40%	12,419	2005
	10.477261	11.450744	9.29%	15,359	2004
	8.484943	10.477261	23.48%	11,519	2003
	10.000000	8.484943	-15.15%	3,429	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	13.949633	14.409289	3.30%	0	2007
	12.241365	13.949633	13.95%	0	2006
	11.631717	12.241365	5.24%	0	2005
	10.462383	11.631717	11.18%	0	2004
	8.137219	10.462383	28.57%	952	2003
	10.000000	8.137219	-18.63%	309	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.139250	10.358127	2.16%	582	2007
	9.947845	10.139250	1.92%	773	2006
	9.937084	9.947845	0.11%	0	2005
	10.109852	9.937084	-1.71%	0	2004
	10.304607	10.109852	-1.89%	0	2003
	10.442324	10.304607	-1.32%	0	2002*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.826735	14.844018	0.12%	182	2007
	12.422369	14.826735	19.36%	185	2006
	11.395221	12.422369	9.01%	0	2005
	10.000000	11.395221	13.95%	0	2004*

166

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	10.855319	11.587860	6.75%	1,570	2007
	10.810256	10.855319	0.42%	1,602	2006
	10.290522	10.810256	5.05%	0	2005
	9.326208	10.290522	10.34%	0	2004
	7.134833	9.326208	30.71%	0	2003
	10.000000	7.134833	-28.65%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.053788	12.709983	-9.56%	2,105	2007
	12.308730	14.053788	14.18%	1,846	2006
	12.281784	12.308730	0.22%	423	2005
	10.766661	12.281784	14.07%	423	2004
	7.058153	10.766661	52.54%	0	2003
	10.000000	7.058153	-29.42%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.677880	14.579989	-0.67%	2,663	2007
	13.470196	14.677880	8.97%	2,761	2006
	12.333661	13.470196	9.21%	5,360	2005
	10.649396	12.333661	15.82%	5,194	2004
	7.767539	10.649396	37.10%	5,650	2003
	10.000000	7.767539	-22.32%	1,336	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.259314	12.894555	5.18%	17,282	2007
	11.086995	12.259314	10.57%	54,806	2006
	10.622610	11.086995	4.37%	56,196	2005
	9.946644	10.62261	6.80%	57,697	2004
	8.017753	9.946644	24.06%	58,699	2003
	10.000000	8.017753	-19.82%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	12.804184	15.282506	19.36%	0	2007
	13.169558	12.804184	-2.77%	0	2006
	12.060164	13.169558	9.20%	0	2005
	11.000264	12.060164	9.64%	0	2004
	7.402990	11.000264	48.59%	0	2003
	10.000000	7.40299	-25.97%	0	2002*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.749587	13.004018	2.00%	4,116	2007
	12.472147	12.749587	2.22%	3,386	2006
	12.518154	12.472147	-0.37%	2,720	2005
	12.051654	12.518154	3.87%	2,871	2004
	11.024795	12.051654	9.31%	2,819	2003
	10.547250	11.024795	4.53%	2,107	2002*

167

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.082188	12.300962	11.00%	6,632	2007
	10.554810	11.082188	5.00%	13,973	2006
	10.322707	10.554810	2.25%	18,678	2005
	9.930383	10.322707	3.95%	25,468	2004
	7.793155	9.930383	27.42%	26,104	2003
	10.000000	7.793155	-22.07%	12,939	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	20.983972	21.752998	3.66%	3,196	2007
	18.285936	20.983972	14.75%	1,980	2006
	16.401692	18.285936	11.49%	2,200	2005
	14.112985	16.401692	16.22%	2,364	2004
	10.000000	14.112985	41.13%	641	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.700657	16.236801	3.41%	1,637	2007
	13.719800	15.700657	14.44%	1,914	2006
	12.336027	13.719800	11.22%	1,914	2005
	10.642987	12.336027	15.91%	1,914	2004
	7.640679	10.642987	39.29%	4,438	2003
	10.000000	7.640679	-23.59%	3,361	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.092003	12.277464	1.53%	935	2007
	10.806308	12.092003	11.90%	0	2006
	10.480881	10.806308	3.10%	512	2005
	9.848839	10.480881	6.42%	516	2004
	7.989027	9.848839	23.28%	504	2003
	10.000000	7.989027	-20.11%	290	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.874958	13.750354	6.80%	1,603	2007
	12.313462	12.874958	4.56%	475	2006
	12.322833	12.313462	-0.08%	453	2005
	11.655718	12.322833	5.72%	496	2004
	10.203629	11.655718	14.23%	463	2003
	10.000000	10.203629	2.04%	278	2002*

168

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.430297	10.698770	2.57%	3,580	2007
	10.329181	10.430297	0.98%	3,455	2006
	10.192334	10.329181	1.34%	0	2005
	10.044557	10.192334	1.47%	0	2004
	10.000000	10.044557	0.45%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	34.372969	27.788290	-19.16%	825	2007
	25.535736	34.372969	34.61%	1,547	2006
	22.373333	25.535736	14.13%	1,373	2005
	16.823646	22.373333	32.99%	1,406	2004
	12.547646	16.823646	34.08%	1,554	2003
	12.971541	12.547646	-3.27%	365	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.398826	12.757906	-4.78%	12,078	2007
	11.841440	13.398826	13.15%	12,316	2006
	11.664775	11.841440	1.51%	10,200	2005
	10.188193	11.664775	14.49%	10,279	2004
	7.990572	10.188193	27.50%	10,708	2003
	10.000000	7.990572	-20.09%	6,787	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	9.770936	11.110758	13.71%	2,051	2007
	9.764526	9.770936	0.07%	2,051	2006
	9.303513	9.764526	4.96%	2,051	2005
	8.936402	9.303513	4.11%	2,051	2004
	7.214745	8.936402	23.86%	1,837	2003
	10.000000	7.214745	-27.85%	1,035	2002*

169

Optional Benefits Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.908019	11.754882	-1.29%	24,394	2007
	10.824197	11.908019	10.01%	25,363	2006
	10.540167	10.824197	2.69%	26,701	2005
	9.763279	10.540167	7.96%	29,287	2004
	7.520041	9.763279	29.83%	14,577	2003
	10.000000	7.520041	-24.80%	5,141	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.205377	12.192824	8.81%	436	2007
	10.846608	11.205377	3.31%	436	2006
	10.255521	10.846608	5.76%	436	2005
	9.902184	10.255521	3.57%	436	2004
	7.869633	9.902184	25.83%	436	2003
	10.000000	7.869633	-21.30%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.203977	14.215202	7.66%	1,630	2007
	11.659978	13.203977	13.24%	1,630	2006
	10.955159	11.659978	6.43%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.707852	11.249568	5.06%	2,351	2007
	10.000000	10.707852	7.08%	2,351	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	12.654737	12.922942	2.12%	5,955	2007
	11.105379	12.654737	13.95%	6,061	2006
	10.899985	11.105379	1.88%	9,279	2005
	10.061764	10.899985	8.33%	10,722	2004
	7.814888	10.061764	28.75%	11,270	2003
	10.000000	7.814888	-21.85%	3,866	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	10.658862	11.793467	10.64%	1,596	2007
	11.013286	10.658862	-3.22%	1,596	2006
	9.845010	11.013286	11.87%	1,597	2005
	9.329269	9.845010	5.53%	6,802	2004
	7.763904	9.329269	20.16%	6,705	2003
	10.000000	7.763904	-22.36%	2,017	2002*

170

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.073425	14.903616	-1.13%	3,176	2007
	13.550262	15.073425	11.24%	3,234	2006
	13.045736	13.550262	3.87%	4,044	2005
	11.248319	13.045736	15.98%	7,640	2004
	8.196472	11.248319	37.23%	8,183	2003
	10.000000	8.196472	-18.04%	4,166	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.002299	12.607483	-3.04%	4,211	2007
	11.427041	13.002299	13.79%	4,280	2006
	11.224132	11.427041	1.81%	4,439	2005
	10.236483	11.224132	9.65%	5,876	2004
	8.134905	10.236483	25.83%	7,151	2003
	10.000000	8.134905	-18.65%	2,646	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	9.644006	11.349478	17.68%	516	2007
	10.248065	9.644006	-5.89%	1,519	2006
	10.317095	10.248065	-0.67%	1,342	2005
	9.578139	10.317095	7.72%	1,175	2004
	7.879686	9.578139	21.55%	1,109	2003
	10.000000	7.879686	-21.20%	711	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.062274	12.967554	-7.78%	6,841	2007
	12.186419	14.062274	15.39%	7,243	2006
	11.931543	12.186419	2.14%	10,543	2005
	10.729181	11.931543	11.21%	10,553	2004
	8.551515	10.729181	25.47%	10,844	2003
	10.000000	8.551515	-14.48%	5,161	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.233380	10.912055	6.63%	0	2007
	10.341637	10.233380	-1.05%	0	2006
	10.453575	10.341637	-1.07%	0	2005
	10.143226	10.453575	3.06%	322	2004
	10.000000	10.143226	1.43%	0	2003*

171

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	10.088852	10.561507	4.68%	138	2007
	9.505904	10.088852	6.13%	138	2006
	9.442401	9.505904	0.67%	138	2005
	9.150933	9.442401	3.19%	1,858	2004
	7.471019	9.150933	22.49%	1,801	2003
	10.000000	7.471019	-25.29%	1,586	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.443969	11.908478	4.06%	2,166	2007
	10.109951	11.443969	13.20%	2,166	2006
	9.968558	10.109951	1.42%	2,081	2005
	9.766205	9.968558	2.07%	1,859	2004
	8.298337	9.766205	17.69%	1,711	2003
	10.000000	8.298337	-17.02%	0	2002*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.253164	10.755901	-12.22%	1,343	2007
	10.799083	12.253164	13.46%	1,393	2006
	10.581138	10.799083	2.06%	1,779	2005
	9.920940	10.581138	6.65%	1,171	2004
	8.000004	9.920940	24.01%	431	2003
	10.000000	8.000004	-20.00%	0	2002*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.356078	12.125530	6.78%	0	2007
	10.069210	11.356078	12.78%	1,291	2006
	10.164904	10.069210	-0.94%	1,274	2005
	9.743470	10.164904	4.33%	1,197	2004
	8.075185	9.743470	20.66%	1,299	2003
	10.000000	8.075185	-19.25%	1,187	2002*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	13.013613	13.077169	0.49%	1,035	2007
	12.083103	13.013613	7.70%	1,382	2006
	12.129262	12.083103	-0.38%	3,400	2005
	11.304421	12.129262	7.30%	5,330	2004
	9.529281	11.304421	18.63%	5,707	2003
	10.000000	9.529281	-4.71%	1,229	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.799195	11.057533	2.39%	19,668	2007
	10.668481	10.799195	1.23%	19,798	2006
	10.845439	10.668481	-1.63%	20,190	2005
	10.777176	10.845439	0.63%	32,665	2004
	10.594526	10.777176	1.72%	51,299	2003
	10.000000	10.594526	5.95%	15,448	2002*

172

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.788105	16.893561	14.24%	10,154	2007
	13.624220	14.788105	8.54%	10,743	2006
	11.990631	13.624220	13.62%	11,816	2005
	10.690098	11.990631	12.17%	12,327	2004
	8.561243	10.690098	24.87%	12,549	2003
	10.000000	8.561243	-14.39%	4,850	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.384751	13.200713	-1.37%	27,669	2007
	11.457565	13.384751	16.82%	28,275	2006
	11.141850	11.457565	2.83%	29,769	2005
	10.283965	11.141850	8.34%	36,697	2004
	8.119907	10.283965	26.65%	33,317	2003
	10.000000	8.119907	-18.80%	7,877	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.212073	12.596613	23.35%	8,061	2007
	9.837399	10.212073	3.81%	6,358	2006
	9.572474	9.837399	2.77%	12,207	2005
	9.530442	9.572474	0.44%	11,403	2004
	7.382277	9.530442	29.10%	11,258	2003
	10.000000	7.382277	-26.18%	3,952	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.502036	19.658926	12.32%	7,037	2007
	15.985291	17.502036	9.49%	6,575	2006
	13.905374	15.985291	14.96%	4,072	2005
	11.452567	13.905374	21.42%	5,217	2004
	8.504756	11.452567	34.66%	5,058	2003
	10.000000	8.504756	-14.95%	2,270	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	15.631442	17.819947	14.00%	5,816	2007
	13.621158	15.631442	14.76%	5,607	2006
	11.776456	13.621158	15.66%	5,665	2005
	10.669744	11.776456	10.37%	8,084	2004
	7.660402	10.669744	39.28%	7,578	2003
	10.000000	7.660402	-23.40%	3,360	2002*

173

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	14.226804	14.608793	2.68%	3,776	2007
	12.590032	14.226804	13.00%	4,114	2006
	12.618878	12.590032	-0.23%	4,754	2005
	11.380652	12.618878	10.88%	3,678	2004
	7.424796	11.380652	53.28%	1,530	2003
	10.000000	7.424796	-25.75%	933	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.121459	16.662866	3.36%	0	2007
	14.941501	16.121459	8.05%	0	2006
	13.829948	14.941501	8.04%	0	2005
	12.087900	13.829948	14.41%	0	2004
	10.000000	12.087900	20.88%	0	2003*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.769996	9.968630	2.03%	0	2007
	9.625603	9.769996	1.50%	0	2006
	9.741242	9.625603	-1.19%	0	2005
	9.923954	9.741242	-1.84%	0	2004
	10.000000	9.923954	-0.76%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	10.422197	11.114971	6.65%	3,502	2007
	10.459465	10.422197	-0.36%	3,502	2006
	10.439551	10.459465	0.19%	6,984	2005
	9.370807	10.439551	11.41%	11,628	2004
	7.042502	9.370807	33.06%	11,169	2003
	10.000000	7.042502	-29.57%	4,543	2002*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	11.214273	11.166881	-0.42%	519	2007
	10.194683	11.214273	10.00%	519	2006
	9.964641	10.194683	2.31%	519	2005
	9.632549	9.964641	3.45%	519	2004
	7.411596	9.632549	29.97%	519	2003
	10.000000	7.411596	-25.88%	0	2002*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.650984	14.303714	4.78%	2,279	2007
	11.629542	13.650984	17.38%	3,055	2006
	11.213858	11.629542	3.71%	2,592	2005
	10.026621	11.213858	11.84%	2,654	2004
	8.254632	10.026621	21.47%	2,731	2003
	10.000000	8.254632	-17.45%	1,440	2002*

174

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.294603	13.013675	-2.11%	476	2007
	12.967536	13.294603	2.52%	561	2006
	12.937779	12.967536	0.23%	561	2005
	11.872908	12.937779	8.97%	439	2004
	9.746695	11.872908	21.81%	451	2003
	10.000000	9.746695	-2.53%	104	2002*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.896222	13.515311	4.80%	0	2007
	11.643934	12.896222	10.75%	0	2006
	11.186719	11.643934	4.09%	0	2005
	10.000000	11.186719	11.87%	0	2004*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	20.003497	28.335167	41.65%	1,938	2007
	15.038360	20.003497	33.02%	1,849	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	10.670295	11.109714	4.12%	17,208	2007
	10.635370	10.670295	0.33%	18,273	2006
	10.599395	10.635370	0.34%	23,713	2005
	10.564180	10.599395	0.33%	24,263	2004
	10.657530	10.564180	-0.88%	37,745	2003
	10.000000	10.657530	6.58%	9,041	2002*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.321664	13.586905	10.27%	8,066	2007
	12.316906	12.321664	0.04%	7,351	2006
	11.662346	12.316906	5.61%	8,207	2005
	11.102767	11.662346	5.04%	7,681	2004
	8.334185	11.102767	33.22%	5,843	2003
	10.000000	8.334185	-16.66%	1,425	2002*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	10.932797	11.219973	2.63%	620	2007
	10.572144	10.932797	3.41%	2,755	2006
	10.506134	10.572144	0.63%	2,755	2005
	10.307043	10.506134	1.93%	6,022	2004
	9.806753	10.307043	5.10%	2,707	2003
	10.000000	9.806753	-1.93%	1,598	2002*

175

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.689469	12.050963	3.09%	29,001	2007
	11.068345	11.689469	5.61%	31,080	2006
	10.875097	11.068345	1.78%	31,040	2005
	10.419429	10.875097	4.37%	38,720	2004
	9.408587	10.419429	10.74%	37,367	2003
	10.000000	9.408587	-5.91%	6,487	2002*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.383392	12.742224	2.90%	20,481	2007
	11.416840	12.383392	8.47%	22,795	2006
	11.126112	11.416840	2.61%	17,654	2005
	10.428587	11.126112	6.69%	14,577	2004
	8.918491	10.428587	16.93%	5,531	2003
	10.000000	8.918491	-10.82%	9,783	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	13.284560	13.733007	3.38%	39,786	2007
	11.906819	13.284560	11.57%	40,121	2006
	11.416333	11.906819	4.30%	40,576	2005
	10.456505	11.416333	9.18%	40,573	2004
	8.476822	10.456505	23.35%	48,265	2003
	10.000000	8.476822	-15.23%	19,707	2002*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	13.879283	14.321832	3.19%	46,776	2007
	12.192104	13.879283	13.84%	51,036	2006
	11.596773	12.192104	5.13%	54,146	2005
	10.441660	11.596773	11.06%	51,500	2004
	8.129430	10.441660	28.44%	54,243	2003
	10.000000	8.129430	-18.71%	12,165	2002*

NVIT NVIT Money Market Fund-Class I - Q/NQ	10.066735	10.273442	2.05%	5,878	2007
	9.886811	10.066735	1.82%	5,694	2006
	9.886229	9.886811	0.01%	3,746	2005
	10.068438	9.886229	-1.81%	4,237	2004
	10.272935	10.068438	-1.99%	6,802	2003
	10.420914	10.272935	-1.42%	7,648	2002*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.786394	14.788359	0.01%	1,947	2007
	12.401261	14.786394	19.23%	4,557	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

176

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	10.803489	11.520646	6.64%	687	2007
	10.769666	10.803489	0.31%	1,481	2006
	10.262373	10.769666	4.94%	1,481	2005
	9.310242	10.262373	10.23%	2,517	2004
	7.129924	9.310242	30.58%	2,531	2003
	10.000000	7.129924	-28.70%	794	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	13.986709	12.636257	-9.66%	4,961	2007
	12.262517	13.986709	14.06%	4,617	2006
	12.248198	12.262517	0.12%	2,921	2005
	10.748227	12.248198	13.96%	2,663	2004
	7.053294	10.748227	52.39%	1,893	2003
	10.000000	7.053294	-29.47%	1,116	2002*

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.607833	14.495434	-0.77%	4,251	2007
	13.419638	14.607833	8.85%	7,157	2006
	12.299946	13.419638	9.10%	5,876	2005
	10.631185	12.299946	15.70%	7,856	2004
	7.762200	10.631185	36.96%	8,038	2003
	10.000000	7.762200	-22.38%	2,581	2002*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	12.200822	12.819781	5.07%	819	2007
	11.045387	12.200822	10.46%	1,040	2006
	10.593580	11.045387	4.26%	1,395	2005
	9.929630	10.593580	6.69%	1,426	2004
	8.012236	9.929630	23.93%	1,528	2003
	10.000000	8.012236	-19.88%	267	2002*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	12.739648	15.189793	19.23%	2,504	2007
	13.116600	12.739648	-2.87%	1,676	2006
	12.023967	13.116600	9.09%	3,935	2005
	10.978492	12.023967	9.52%	3,935	2004
	7.395900	10.978492	48.44%	4,431	2003
	10.000000	7.395900	-26.04%	185	2002*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.659158	12.898472	1.89%	7,712	2007
	12.396358	12.659158	2.12%	7,891	2006
	12.454826	12.396358	-0.47%	3,977	2005
	12.002989	12.454826	3.76%	10,762	2004
	10.991542	12.002989	9.20%	10,759	2003
	10.526229	10.991542	4.42%	3,218	2002*

177

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.029282	12.229617	10.88%	8,548	2007
	10.515173	11.029282	4.89%	9,639	2006
	10.294475	10.515173	2.14%	11,941	2005
	9.913389	10.294475	3.84%	13,798	2004
	7.787798	9.913389	27.29%	13,472	2003
	10.000000	7.787798	-22.12%	5,112	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	20.905319	21.649117	3.56%	6,634	2007
	18.236036	20.905319	14.64%	6,750	2006
	16.373670	18.236036	11.37%	10,804	2005
	14.103333	16.373670	16.10%	8,750	2004
	10.000000	14.103333	41.03%	5,448	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.625708	16.142630	3.31%	1,368	2007
	13.668291	15.625708	14.32%	1,515	2006
	12.302285	13.668291	11.10%	2,549	2005
	10.624772	12.302285	15.79%	2,664	2004
	7.635426	10.624772	39.15%	6,577	2003
	10.000000	7.635426	-23.65%	5,395	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.034274	12.206252	1.43%	3,873	2007
	10.765725	12.034274	11.78%	3,986	2006
	10.452199	10.765725	3.00%	5,987	2005
	9.831982	10.452199	6.31%	7,498	2004
	7.983535	9.831982	23.15%	7,774	2003
	10.000000	7.983535	-20.16%	2,517	2002*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	12.813525	13.670633	6.69%	2,805	2007
	12.267246	12.813525	4.45%	2,115	2006
	12.289162	12.267246	-0.18%	3,238	2005
	11.635803	12.289162	5.62%	3,425	2004
	10.196640	11.635803	14.11%	3,464	2003
	10.000000	10.196640	1.97%	2,388	2002*

178

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.391171	10.647654	2.47%	1,525	2007
	10.300963	10.391171	0.88%	1,525	2006
	10.174895	10.300963	1.24%	1,525	2005
	10.037664	10.174895	1.37%	0	2004
	10.000000	10.037664	0.38%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	34.129301	27.562822	-19.24%	2,470	2007
	25.380642	34.129301	34.47%	3,522	2006
	22.260211	25.380642	14.02%	2,104	2005
	16.755761	22.260211	32.85%	2,192	2004
	12.509832	16.755761	33.94%	3,078	2003
	12.945724	12.509832	-3.37%	719	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	13.334902	12.683933	-4.88%	26,219	2007
	11.797005	13.334902	13.04%	27,572	2006
	11.632899	11.797005	1.41%	36,634	2005
	10.170769	11.632899	14.38%	37,451	2004
	7.985083	10.170769	27.37%	34,710	2003
	10.000000	7.985083	-20.15%	11,619	2002*

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	9.724284	11.046320	13.60%	0	2007
	9.727851	9.724284	-0.04%	331	2006
	9.278066	9.727851	4.85%	295	2005
	8.921107	9.278066	4.00%	290	2004
	7.209786	8.921107	23.74%	647	2003
	10.000000	7.209786	-27.90%	597	2002*

179

Maximum Optional Benefits Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.170208	12.933718	-1.80%	0	2007
	12.033110	13.170208	9.45%	0	2006
	11.777649	12.033110	2.17%	0	2005
	10.965843	11.777649	7.40%	0	2004
	10.000000	10.965843	9.66%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.059090	13.054050	8.25%	0	2007
	11.733074	12.059090	2.78%	0	2006
	11.150732	11.733074	5.22%	0	2005
	10.822107	11.150732	3.04%	0	2004
	10.000000	10.822107	8.22%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.024742	13.949868	7.10%	0	2007
	11.560896	13.024742	12.66%	0	2006
	10.917935	11.560896	5.89%	0	2005

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series II Shares - Q/NQ	10.670932	11.152908	4.52%	0	2007
	10.000000	10.670932	6.71%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.424419	13.638181	1.59%	0	2007
	11.841430	13.424419	13.37%	0	2006
	11.682195	11.841430	1.36%	0	2005
	10.839449	11.682195	7.77%	0	2004
	10.000000	10.839449	8.39%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Large Cap Growth Portfolio: Class B - Q/NQ	11.775445	12.961664	10.07%	0	2007
	12.229648	11.775445	-3.71%	0	2006
	10.988543	12.229648	11.29%	0	2005
	10.466609	10.988543	4.99%	0	2004
	10.000000	10.466609	4.67%	0	2003*

180

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.978035	14.732845	-1.64%	0	2007
	13.533782	14.978035	10.67%	0	2006
	13.096893	13.533782	3.34%	0	2005
	11.350679	13.096893	15.38%	0	2004
	10.000000	11.350679	13.51%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.751781	13.265357	-3.54%	0	2007
	12.147885	13.751781	13.20%	0	2006
	11.993565	12.147885	1.29%	0	2005
	10.994633	11.993565	9.09%	0	2004
	10.000000	10.994633	9.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.502415	12.295936	17.08%	0	2007
	11.217687	10.502415	-6.38%	0	2006
	11.351331	11.217687	-1.18%	0	2005
	10.592664	11.351331	7.16%	0	2004
	10.000000	10.592664	5.93%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.273169	13.094065	-8.26%	0	2007
	12.432815	14.273169	14.80%	0	2006
	12.235399	12.432815	1.61%	0	2005
	11.059165	12.235399	10.64%	0	2004
	10.000000	11.059165	10.59%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.042117	10.652839	6.08%	0	2007
	10.200573	10.042117	-1.55%	0	2006
	10.364042	10.200573	-1.58%	0	2005
	10.108243	10.364042	2.53%	0	2004
	10.000000	10.108243	1.08%	0	2003*

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares - Q/NQ	11.716242	12.201835	4.14%	0	2007
	11.096070	11.716242	5.59%	0	2006
	11.078652	11.096070	0.16%	0	2005
	10.792074	11.078652	2.66%	0	2004
	10.000000	10.792074	7.92%	0	2003*

181

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.377148	12.813039	3.52%	0	2007
	10.990605	12.377148	12.62%	0	2006
	10.892648	10.990605	0.90%	0	2005
	10.726583	10.892648	1.55%	0	2004
	10.000000	10.726583	7.27%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.562156	11.843463	-12.67%	0	2007
	12.014220	13.562156	12.88%	0	2006
	11.832305	12.014220	1.54%	0	2005
	11.151270	11.832305	6.11%	0	2004
	10.000000	11.151270	11.51%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.459858	13.235443	6.22%	0	2007
	11.104733	12.459858	12.20%	0	2006
	11.267945	11.104733	-1.45%	0	2005
	10.856494	11.267945	3.79%	0	2004
	10.000000	10.856494	8.56%	0	2003*

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares - Q/NQ	11.826034	11.822457	-0.03%	0	2007
	11.036929	11.826034	7.15%	0	2006
	11.136105	11.036929	-0.89%	0	2005
	10.432342	11.136105	6.75%	0	2004
	10.000000	10.432342	4.32%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.798282	9.980901	1.86%	0	2007
	9.729494	9.798282	0.71%	0	2006
	9.941778	9.729494	-2.14%	0	2005
	9.930179	9.941778	0.12%	0	2004
	10.000000	9.930179	-0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.778965	16.796010	13.65%	0	2007
	13.685856	14.778965	7.99%	0	2006
	12.106803	13.685856	13.04%	0	2005
	10.849337	12.106803	11.59%	0	2004
	10.000000	10.849337	8.49%	0	2003*

182

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.221361	13.953422	-1.88%	0	2007
	12.236335	14.221361	16.22%	0	2006
	11.960357	12.236335	2.31%	0	2005
	11.096389	11.960357	7.79%	0	2004
	10.000000	11.096389	10.96%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	11.396450	13.985040	22.71%	0	2007
	11.034836	11.396450	3.28%	0	2006
	10.792895	11.034836	2.24%	0	2005
	10.800946	10.792895	-0.07%	0	2004
	10.000000	10.800946	8.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.075460	19.080789	11.74%	0	2007
	15.675931	17.075460	8.93%	0	2006
	13.706375	15.675931	14.37%	0	2005
	11.346867	13.706375	20.79%	0	2004
	10.000000	11.346867	13.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.313182	18.501163	13.41%	0	2007
	14.288357	16.313182	14.17%	0	2006
	12.416824	14.288357	15.07%	0	2005
	11.307956	12.416824	9.81%	0	2004
	10.000000	11.307956	13.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	13.557765	13.849932	2.15%	0	2007
	12.059702	13.557765	12.42%	0	2006
	12.149515	12.059702	-0.74%	0	2005
	11.013872	12.149515	10.31%	0	2004
	10.000000	11.013872	10.14%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.820553	16.267465	2.82%	0	2007
	14.738065	15.820553	7.50%	0	2006
	13.711811	14.738065	7.48%	0	2005
	12.046455	13.711811	13.82%	0	2004
	10.000000	12.046455	20.46%	0	2003*

183

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.587526	9.731969	1.51%	0	2007
	9.494437	9.587526	0.98%	0	2006
	9.657941	9.494437	-1.69%	0	2005
	9.889863	9.657941	-2.35%	0	2004
	10.000000	9.889863	-1.10%	0	2003*

MFS Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class - Q/NQ	11.770278	12.487881	6.10%	0	2007
	11.873192	11.770278	-0.87%	0	2006
	11.911568	11.873192	-0.32%	0	2005
	10.747313	11.911568	10.83%	0	2004
	10.000000	10.747313	7.47%	0	2003*

MFS Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ	12.099672	11.986316	-0.94%	0	2007
	11.056196	12.099672	9.44%	0	2006
	10.862279	11.056196	1.79%	0	2005
	10.554457	10.862279	2.92%	0	2004
	10.000000	10.554457	5.54%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.852309	15.482176	4.24%	0	2007
	12.718044	14.852309	16.78%	0	2006
	12.326531	12.718044	3.18%	0	2005
	11.078335	12.326531	11.27%	0	2004
	10.000000	11.078335	10.78%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	12.086083	11.769598	-2.62%	0	2007
	11.849436	12.086083	2.00%	0	2006
	11.883043	11.849436	-0.28%	0	2005
	10.961226	11.883043	8.41%	0	2004
	10.000000	10.961226	9.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.721206	13.263085	4.26%	0	2007
	11.545002	12.721206	10.19%	0	2006
	11.148722	11.545002	3.55%	0	2005
	10.000000	11.148722	11.49%	0	2004*

184

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005
	10.000000	11.613032	16.13%	0	2004*

NVIT NVIT Government Bond Fund-Class II - Q/NQ	9.803364	10.154418	3.58%	0	2007
	9.821547	9.803364	-0.19%	0	2006
	9.838693	9.821547	-0.17%	0	2005
	9.856597	9.838693	-0.18%	0	2004
	10.000000	9.856597	-1.43%	0	2003*

NVIT NVIT Health Sciences Fund-Class III - Q/NQ	12.013166	13.178365	9.70%	0	2007
	12.070348	12.013166	-0.47%	0	2006
	11.487685	12.070348	5.07%	0	2005
	10.992914	11.487685	4.50%	0	2004
	8.294237	10.992914	32.54%	0	2003*

NVIT NVIT Investor Destinations Conservative Fund-Class II - Q/NQ	10.659091	10.882609	2.10%	0	2007
	10.360499	10.659091	2.88%	0	2006
	10.348796	10.360499	0.11%	0	2005
	10.205081	10.348796	1.41%	0	2004
	9.759835	10.205081	4.56%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund-Class II - Q/NQ	11.396846	11.688668	2.56%	0	2007
	10.846801	11.396846	5.07%	0	2006
	10.712256	10.846801	1.26%	0	2005
	10.316361	10.712256	3.84%	0	2004
	9.363565	10.316361	10.18%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund-Class II - Q/NQ	12.073416	12.359156	2.37%	0	2007
	11.188339	12.073416	7.91%	0	2006
	10.959515	11.188339	2.09%	0	2005
	10.325427	10.959515	6.14%	0	2004
	8.875804	10.325427	16.33%	0	2003*

185

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund-Class II - Q/NQ	12.952078	13.320193	2.84%	0	2007
	11.668537	12.952078	11.00%	0	2006
	11.245414	11.668537	3.76%	0	2005
	10.353079	11.245414	8.62%	0	2004
	8.436235	10.353079	22.72%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund-Class II - Q/NQ	13.531881	13.891276	2.66%	0	2007
	11.948086	13.531881	13.26%	0	2006
	11.423122	11.948086	4.60%	0	2005
	10.338360	11.423122	10.49%	0	2004
	8.090483	10.338360	27.78%	0	2003*

NVIT NVIT Money Market Fund-Class I - Q/NQ	9.393136	9.536536	1.53%	0	2007
	9.272721	9.393136	1.30%	0	2006
	9.319888	9.272721	-0.51%	0	2005
	9.540636	9.319888	-2.31%	0	2004
	9.784642	9.540636	-2.49%	0	2003*

NVIT NVIT Multi-Manager International Value Fund-Class VI - Q/NQ	14.585742	14.512360	-0.50%	0	2007
	12.295894	14.585742	18.62%	0	2006
	11.348831	12.295894	8.35%	0	2005
	10.000000	11.348831	13.49%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund - Class II - Q/NQ	12.116206	12.853805	6.09%	0	2007
	12.140470	12.116206	-0.20%	0	2006
	11.628089	12.140470	4.41%	0	2005
	10.603676	11.628089	9.66%	0	2004
	10.000000	10.603676	6.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund-Class II - Q/NQ	14.718295	13.228528	-10.12%	0	2007
	12.970326	14.718295	13.48%	0	2006
	13.021818	12.970326	-0.40%	0	2005
	11.486057	13.021818	13.37%	0	2004
	10.000000	11.486057	14.86%	0	2003*

186

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund-Class II - Q/NQ	14.905866	14.714808	-1.28%	0	2007
	13.763901	14.905866	8.30%	0	2006
	12.680352	13.763901	8.55%	0	2005
	11.016506	12.680352	15.10%	0	2004
	10.000000	11.016506	10.17%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.047799	13.638980	4.53%	0	2007
	11.872920	13.047799	9.90%	0	2006
	11.445837	11.872920	3.73%	0	2005
	10.783827	11.445837	6.14%	0	2004
	10.000000	10.783827	7.84%	0	2003*

NVIT NVIT U.S. Growth Leaders Fund-Class III - Q/NQ	12.420774	14.733176	18.62%	0	2007
	12.854132	12.420774	-3.37%	0	2006
	11.843943	12.854132	8.53%	0	2005
	10.869911	11.843943	8.96%	0	2004
	7.360461	10.869911	47.68%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.846605	12.008279	1.36%	0	2007
	11.660354	11.846605	1.60%	0	2006
	11.775628	11.660354	-0.98%	0	2005
	11.406987	11.775628	3.23%	0	2004
	10.499652	11.406987	8.64%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.877888	13.102601	10.31%	0	2007
	11.382514	11.877888	4.35%	0	2006
	11.200936	11.382514	1.62%	0	2005
	10.841936	11.200936	3.31%	0	2004
	10.000000	10.841936	8.42%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	20.515225	21.135486	3.02%	0	2007
	17.987807	20.515225	14.05%	0	2006
	16.233856	17.987807	10.80%	0	2005
	14.055012	16.233856	15.50%	0	2004
	10.000000	14.055012	40.55%	0	2003*

187

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.497366	16.955148	2.77%	0	2007
	14.504999	16.497366	13.74%	0	2006
	13.122521	14.504999	10.54%	0	2005
	11.391594	13.122521	15.19%	0	2004
	10.000000	11.391594	13.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	13.052133	13.170326	0.91%	0	2007
	11.736354	13.052133	11.21%	0	2006
	11.453175	11.736354	2.47%	0	2005
	10.829125	11.453175	5.76%	0	2004
	10.000000	10.829125	8.29%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Shares - Q/NQ	11.172786	11.858631	6.14%	0	2007
	10.751493	11.172786	3.92%	0	2006
	10.826128	10.751493	-0.69%	0	2005
	10.303444	10.826128	5.07%	0	2004
	10.000000	10.303444	3.03%	0	2003*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.202694	10.400580	1.94%	0	2007
	10.166164	10.202694	0.36%	0	2006
	10.093416	10.166164	0.72%	0	2005
	10.008669	10.093416	0.85%	0	2004
	10.000000	10.008669	0.09%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.256366	21.898540	-19.66%	0	2007
	20.373670	27.256366	33.78%	0	2006
	17.960719	20.373670	13.43%	0	2005
	13.589150	17.960719	32.17%	0	2004
	10.197928	13.589150	33.25%	0	2003*

Van Kampen Life Investment Trust - Comstock Portfolio: Class II - Q/NQ	14.066810	13.311047	-5.37%	0	2007
	12.508529	14.066810	12.46%	0	2006
	12.397970	12.508529	0.89%	0	2005
	10.895591	12.397970	13.79%	0	2004
	10.000000	10.895591	8.96%	0	2003*

188

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II - Q/NQ	11.408901	12.893083	13.01%	0	2007
	11.471829	11.408901	-0.55%	0	2006
	10.997673	11.471829	4.31%	0	2005
	10.629113	10.997673	3.47%	0	2004
	10.000000	10.629113	6.29%	0	2003*

189

part4.htm

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

129

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Basic Balanced Fund – Series I (AIMBBal) 50,150 shares (cost $469,748)	$592,275
AIM VIF – Basic Value Fund – Series II (AIMBValue2) 699,496 shares (cost $8,234,383)	8,827,643
AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp) 6,483 shares (cost $143,106)	190,416
AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 70,985 shares (cost $1,914,744)	2,055,011
AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 227,337 shares (cost $4,704,479)	4,212,553
AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 21,595 shares (cost $533,266)	628,616
AIM VIF – Core Equity Fund – Series II (AIMCoreEq2) 58,736 shares (cost $1,473,397)	1,696,292
AIM V.I. Global Health Care – Series I (AIMGlobHlth) 3,029 shares (cost $64,746)	72,870
AIM V.I. Global Real Estate Fund – Series I (AIMGlobRE) 22,614 shares (cost $590,973)	494,795
AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr) 34,163 shares (cost $436,419)	541,477
AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 126,434 shares (cost $2,821,348)	3,356,814
AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB) 107,929 shares (cost $2,425,486)	3,233,558
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 277,011 shares (cost $4,052,076)	4,717,489
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 18,374,962 shares (cost $112,880,284)	155,452,175
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 413,757 shares (cost $2,616,554)	3,492,108
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 5,080,980 shares (cost $52,765,430)	53,604,340
American Century VP – International Fund – Class I (ACVPInt) 7,347,186 shares (cost $47,575,760)	87,137,627
American Century VP – International Fund – Class III (ACVPInt3) 6,234,163 shares (cost $41,187,164)	73,937,169
American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 1,015,474 shares (cost $14,235,242)	13,140,232
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 32,127 shares (cost $458,161)	416,049
American Century VP – Ultra® Fund – Class I (ACVPUltra) 1,443,163 shares (cost $15,953,616)	17,534,426
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 149,933 shares (cost $1,389,746)	1,808,190
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – Value Fund – Class I (ACVPVal) 48,918,203 shares (cost $367,500,767)	$365,418,973

American Century VP – Value Fund – Class II (ACVPVal2) 982,403 shares (cost $7,365,880)	7,328,725

American Century VP – VistaSM Fund – Class I (ACVPVista1) 1,432,016 shares (cost $29,232,752)	31,504,354

American Century VP – VistaSM Fund – Class II (ACVPVista2) 21,008 shares (cost $428,363)	460,494

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr) 193,011 shares (cost $1,760,700)	1,993,801

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap) 369,605 shares (cost $4,949,481)	5,067,282

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr) 209,746 shares (cost $2,381,787)	3,836,263

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 178,476 shares (cost $1,693,345)	2,512,944

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 433,000 shares (cost $3,818,254)	6,863,045

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 689,816 shares (cost $9,194,329)	9,298,717

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,397,920 shares (cost $41,758,558)	42,299,308

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,470,370 shares (cost $497,433,869)	690,791,831

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 2,314,445 shares (cost $80,879,481)	103,826,017

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS) 78,460 shares (cost $2,615,510)	3,498,551

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd) 14,031 shares (cost $465,629)	453,755

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 29,071 shares (cost $370,685)	506,705

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 28,663 shares (cost $518,692)	488,139

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 145,237 shares (cost $716,376)	1,070,398

Federated IS – High Income Bond II – Service Shares (FedHiIncS) 621,124 shares (cost $4,682,103)	4,627,372

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp) 119,345 shares (cost $1,221,365)	1,223,288

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 20,766,995 shares (cost $238,367,847)	235,497,730

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 751,986 shares (cost $8,622,145)	8,489,918

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 26,774,804 shares (cost $587,932,177)	637,775,839

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 645,876 shares (cost $14,145,534)	15,223,302

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 9,523,690 shares (cost $269,260,778)	428,470,835
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 132,664 shares (cost $3,848,262)	$5,923,437

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 19,616,541 shares (cost $125,470,455)	116,718,418

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR) 5,088,312 shares (cost $32,444,401)	30,173,690

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 2,093,649 shares (cost $31,952,948)	52,801,829

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 458,225 shares (cost $7,405,764)	11,432,716

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,014,801 shares (cost $74,629,211)	101,132,834

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 29,340,852 shares (cost $706,803,445)	815,675,673

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 757,552 shares (cost $18,818,241)	20,802,379

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 5,257,149 shares (cost $64,894,661)	66,608,078

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 2,488,596 shares (cost $36,241,450)	55,545,479

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 1,220,568 shares (cost $41,076,070)	43,916,029

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 446,536 shares (cost $12,176,403)	15,910,081

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,564,455 shares (cost $33,241,502)	32,158,271

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 208,767 shares (cost $2,661,266)	2,634,639

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 1,792,763 shares (cost $41,071,499)	47,400,641

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 695,901 shares (cost $8,414,878)	8,316,018

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,854 shares (cost $31,425)	34,019

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 525,696 shares (cost $6,659,447)	6,634,278

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,480 shares (cost $40,985)	43,843

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 278,664 shares (cost $3,661,089)	3,625,422

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 29,033 shares (cost $373,631)	377,134

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,527,925 shares (cost $22,656,631)	24,385,690

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,050 shares (cost $67,160)	102,265

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 728,724 shares (cost $13,601,343)	14,705,652

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,983,693 shares (cost $31,335,027)	33,147,511
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2) 3,505,239 shares (cost $61,349,428)	$60,675,691

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 58,167 shares (cost $1,043,915)	1,120,887

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 1,004,172 shares (cost $19,244,087)	17,171,338

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 1,049 shares (cost $25,831)	32,606

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 5,824,674 shares (cost $134,172,096)	237,646,679

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 3,728,588 shares (cost $14,252,328)	19,686,946

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 6,720,360 shares (cost $24,758,787)	34,811,464

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 237,055 shares (cost $3,102,265)	3,150,460

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 2,755,806 shares (cost $108,651,149)	178,521,139

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 2,393,155 shares (cost $56,371,750)	154,382,439

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 939,361 shares (cost $26,056,895)	28,810,202

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 4,093,983 shares (cost $52,525,866)	53,221,780

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 22,629 shares (cost $203,450)	261,815

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 402,063 shares (cost $2,228,451)	3,023,514

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS) 79,335 shares (cost $1,120,232)	1,293,958

MFS VIT – Value Series – Service Class (MFSValueS) 2,829,041 shares (cost $39,332,240)	42,775,097

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 2,519,656 shares (cost $47,921,380)	48,755,352

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 3,544,785 shares (cost $41,219,591)	39,772,489

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 1,236,547 shares (cost $29,445,891)	32,249,134

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 134,100 shares (cost $6,103,789)	5,841,376

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 527,347 shares (cost $34,881,827)	38,053,336

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 9,226,157 shares (cost $74,252,484)	70,487,839

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 5,350,883 shares (cost $42,297,687)	40,827,235

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts) 253,514 shares (cost $3,025,208)	5,731,950

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 6,922,052 shares (cost $114,472,580)	156,369,150
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 108,056 shares (cost $1,801,185)	$2,439,913

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl) 6,538 shares (cost $69,536)	80,150

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 2,743,272 shares (cost $34,334,177)	33,742,241

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 111,667 shares (cost $827,921)	1,570,050

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 4,629,526 shares (cost $51,874,700)	65,137,425

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead) 980,710 shares (cost $7,057,162)	18,623,674

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 956,688 shares (cost $15,449,147)	18,157,938

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin) 2,199 shares (cost $26,659)	23,946

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 779,041 shares (cost $10,210,840)	8,483,757

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth) 8,653 shares (cost $91,142)	101,848

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 1,840,024 shares (cost $20,085,506)	21,712,284

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 357,677 shares (cost $1,341,620)	1,838,463

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 3,463,715 shares (cost $16,200,141)	17,942,043

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 38,227,254 shares (cost $454,005,615)	444,582,975

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2) 1,208,769 shares (cost $14,453,319)	14,009,627

Nationwide VIT – Growth Fund – Class I (NVITGrowth) 4,052,213 shares (cost $36,905,069)	58,757,092

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8) 367,606 shares (cost $4,251,881)	4,267,905

Nationwide VIT – International Value Fund – Class II (NVITIntVal2) 270 shares (cost $3,807)	4,704

Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 3,568,278 shares (cost $59,928,245)	62,195,078

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 123,829 shares (cost $2,129,531)	2,152,150

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 6,105,116 shares (cost $72,774,958)	83,029,582

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 8,373,358 shares (cost $86,774,094)	87,082,923

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 36,877,014 shares (cost $390,243,607)	458,750,058

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 20,073,539 shares (cost $230,989,640)	267,781,006

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 13,962,612 shares (cost $150,456,466)	158,475,644
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 9,522,110 shares (cost $87,601,839)	$104,267,107

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 2,169,328 shares (cost $50,846,198)	70,568,238

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 12,122,273 shares (cost $184,396,244)	232,505,204

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 608,001,216 shares (cost $608,001,216)	608,001,216

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 3,631,844 shares (cost $57,212,643)	65,409,515

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 69,944 shares (cost $938,661)	1,241,503

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 24,861,897 shares (cost $287,101,056)	245,635,535

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 270,652 shares (cost $3,139,234)	2,641,562

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 11,462,932 shares (cost $250,779,430)	254,591,714

Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 219,557 shares (cost $4,599,014)	4,795,127

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 20,713,943 shares (cost $218,793,171)	281,502,489

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 114,181 shares (cost $1,138,131)	1,546,010

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead) 310 shares (cost $3,885)	4,040

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3) 1,201,930 shares (cost $16,725,671)	15,709,229

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro) 38,088 shares (cost $430,698)	491,717

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3) 1,501,258 shares (cost $16,774,270)	19,501,346

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 6,150,138 shares (cost $69,482,838)	70,726,584

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 13,648,293 shares (cost $132,557,969)	134,572,167

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 121,404 shares (cost $1,810,700)	1,760,363

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 3,806,484 shares (cost $48,403,999)	80,354,890

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 951,260 shares (cost $13,916,670)	12,946,648

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr) 5,649,374 shares (cost $93,412,640)	161,007,167

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 6,229,595 shares (cost $126,874,934)	129,388,694

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 338,096 shares (cost $6,395,579)	5,872,729

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 991,218 shares (cost $16,412,706)	17,752,721
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 141,384 shares (cost $4,362,248)	$6,613,950

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 6,685,182 shares (cost $196,796,858)	315,406,925

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 5,479,404 shares (cost $154,114,490)	201,751,661

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 4,212,927 shares (cost $86,097,860)	154,193,139

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 173,206 shares (cost $3,383,702)	6,282,181

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 219,673 shares (cost $1,790,526)	1,752,990

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 169,809 shares (cost $1,386,918)	1,349,980

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS) 16,221 shares (cost $136,995)	127,986

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap) 623,972 shares (cost $12,197,455)	11,356,291

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS) 10,534 shares (cost $173,615)	189,921

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt) 10,618,471 shares (cost $189,235,553)	271,939,050

Oppenheimer VAF – Main Street®– Service Class (OppMStS) 335,177 shares (cost $5,757,030)	8,506,803

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 2,513,900 shares (cost $96,630,338)	135,926,580

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS) 1,148,652 shares (cost $5,816,328)	6,489,885

PIMCO PVIT Real Return Portfolio – Administrative Shares (PVITRealRet) 22,172 shares (cost $263,156)	278,703

PIMCO PVIT Total Return Portfolio – Administrative Shares (PVITTotRet) 35,921 shares (cost $362,936)	376,809

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 1,215 shares (cost $30,617)	28,098

Royce Micro-Cap (RCFMicroCap) 34,740 shares (cost $515,785)	467,942

SBL Fund – Series D (Global Series) (SBLGlob) 15,906 shares (cost $173,320)	191,032

SBL Fund – Series J (Mid Cap Growth Series ) (SBLMidCapGr) 2,149 shares (cost $65,874)	60,167

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 6,417 shares (cost $128,602)	126,224

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 12,437 shares (cost $289,780)	290,643

SBL Fund – Series P (High Yield Series) (SBLHighYld) 22,854 shares (cost $432,193)	438,337

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 21,271 shares (cost $583,739)	613,041

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 29,241 shares (cost $1,427,073)	1,393,043
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 77 shares (cost $1,579)	$1,561

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 538 shares (cost $5,361)	5,469

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,932,917 shares (cost $20,274,727)	22,615,130

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 1,012,330 shares (cost $25,132,831)	23,941,613

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,355,910 shares (cost $6,653,656)	6,711,752

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 2,582,086 shares (cost $57,754,187)	78,753,615

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS) 6,610 shares (cost $160,997)	199,947

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,628,289 shares (cost $35,446,167)	45,071,048

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,533,493 shares (cost $24,606,579)	42,508,434

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,481,717 shares (cost $46,713,263)	61,017,120

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 740,863 shares (cost $14,570,111)	30,516,164

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2) 1,234,550 shares (cost $13,482,842)	17,036,785

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2) 74,543 shares (cost $1,630,603)	2,481,526

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus) 973,015 shares (cost $11,151,619)	11,267,508

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 100,841 shares (cost $1,141,630)	1,157,660

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 2,600,810 shares (cost $21,938,877)	22,184,907

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro) 1,814,399 shares (cost $23,375,202)	26,453,936

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 9,513,828 shares (cost $207,315,939)	209,779,903

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 1,024,795 shares (cost $10,202,042)	13,517,040

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,974,438 shares (cost $219,346,519)	344,804,526

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 10,103,987 shares (cost $69,656,164)	98,639,163

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 24,261,350 shares (cost $132,309,986)	129,203,817

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,028,697 shares (cost $197,545,100)	259,537,860

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 5,391,102 shares (cost $33,970,777)	43,136,899

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 1,571,177 shares (cost $8,858,351)	10,956,129
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 7,010,752 shares (cost $51,103,904)	$70,695,021

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 24,336,452 shares (cost $183,263,023)	292,614,197

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 26,242,048 shares (cost $86,657,425)	84,055,904

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 8,372,417 shares (cost $51,539,055)	89,991,757

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,788,487 shares (cost $37,667,289)	40,050,485

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 300,339 shares (cost $5,560,641)	6,422,386

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 2,331,789 shares (cost $15,131,783)	16,810,099

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 40,497,124 shares (cost $40,497,124)	40,497,124

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,880,189 shares (cost $9,565,657)	9,365,785

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 2,732,412 shares (cost $20,564,594)	19,090,543

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 7,626,969 shares (cost $98,075,551)	137,115,353

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 12,732,073 shares (cost $102,915,398)	130,404,436

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 840,971 shares (cost $13,329,101)	12,044,303

W&R Target Funds, Inc. – Value Portfolio (WRValue) 18,237,631 shares (cost $98,532,687)	116,064,286

Wells Fargo AVT – Opportunity FundSM (WFVOpp) 6,766,465 shares (cost $119,852,390)	149,065,235

Total investments	14,026,223,408

Accounts receivable – MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)	46,548

Total assets	14,026,269,956

Accounts payable	260,090

Contract owners’ equity (note 4)	$14,026,009,866

See accompanying notes to financial statements.

10

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
Reinvested dividends	$251,849,861	18,820	30,773	–	–	–	7,049	16,269
Mortality and expense risk charges (note 2)	(182,843,280)	(9,147)	(160,789)	(2,319)	(31,664)	(64,839)	(8,547)	(34,094)

Net investment income (loss)	69,006,581	9,673	(130,016)	(2,319)	(31,664)	(64,839)	(1,498)	(17,825)

Proceeds from mutual fund shares sold	4,408,625,453	191,789	3,823,564	39,245	1,221,124	9,393,413	48,593	354,635
Cost of mutual fund shares sold	(3,447,281,591)	(142,644)	(2,182,843)	(23,475)	(868,974)	(9,016,984)	(30,715)	(311,518)

Realized gain (loss) on investments	961,343,862	49,145	1,640,721	15,770	352,150	376,429	17,878	43,117
Change in unrealized gain (loss) on investments	(513,187,435)	(47,842)	(2,009,263)	4,302	(163,703)	(608,369)	21,571	80,598

Net gain (loss) on investments	448,156,427	1,303	(368,542)	20,072	188,447	(231,940)	39,449	123,715

Reinvested capital gains	721,563,167	–	517,364	–	–	353,722	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,238,726,175	10,976	18,806	17,753	156,783	56,943	37,951	105,890

Investment activity:	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
Reinvested dividends	$–	19,295	148	47,226	–	38,291	3,628,428	65,987
Mortality and expense risk charges (note 2)	(641)	(3,192)	(5,860)	(69,978)	(59,439)	(102,292)	(2,207,481)	(75,748)

Net investment income (loss)	(641)	16,103	(5,712)	(22,752)	(59,439)	(64,001)	1,420,947	(9,761)

Proceeds from mutual fund shares sold	3,425	115,228	60,300	1,081,793	649,266	1,738,407	51,547,904	715,991
Cost of mutual fund shares sold	(2,882)	(102,448)	(51,176)	(775,226)	(424,753)	(961,288)	(35,031,124)	(411,057)

Realized gain (loss) on investments	543	12,780	9,124	306,567	224,513	777,119	16,516,780	304,934
Change in unrealized gain (loss) on investments	5,927	(105,430)	58,209	(363,909)	187,300	(1,049,780)	(18,484,012)	(357,821)

Net gain (loss) on investments	6,470	(92,650)	67,333	(57,342)	411,813	(272,661)	(1,967,232)	(52,887)

Reinvested capital gains	–	46,053	–	194,260	–	358,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operation	$5,829	(30,494)	61,621	114,166	352,374	21,476	(546,285)	(62,648)

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
Reinvested dividends	$2,221,908	693,925	526,173	96,623	2,219	–	–	7,785,041
Mortality and expense risk charges (note 2)	(611,842)	(1,071,362)	(900,506)	(174,515)	(4,903)	(138,028)	(31,674)	(5,631,750)

Net investment income (loss)	1,610,066	(377,437)	(374,333)	(77,892)	(2,684)	(138,028)	(31,674)	2,153,291

Proceeds from mutual fund shares sold	13,404,963	30,225,708	16,714,538	7,976,090	150,720	4,935,508	610,679	135,503,591
Cost of mutual fund shares sold	(13,811,068)	(17,626,463)	(7,976,338)	(7,435,908)	(130,969)	(4,539,365)	(442,056)	(101,343,874)

Realized gain (loss) on investments	(406,105)	12,599,245	8,738,200	540,182	19,751	396,143	168,623	34,159,717
Change in unrealized gain (loss) on investments	2,640,419	2,644,629	3,186,956	(1,405,711)	(51,868)	1,650,422	158,181	(99,697,993)

Net gain (loss) on investments	2,234,314	15,243,874	11,925,156	(865,529)	(32,117)	2,046,565	326,804	(65,538,276)

Reinvested capital gains	–	–	–	140,936	2,217	–	–	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	$3,844,380	14,866,437	11,550,823	(802,485)	(32,584)	1,908,537	295,130	(23,014,145)

Investment activity:	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
Reinvested dividends	$124,212	–	–	56,102	111,280	2,209	45	–
Mortality and expense risk charges (note 2)	(155,845)	(174,389)	(1,970)	(29,895)	(73,507)	(2,657)	(47,062)	(29,478)

Net investment income (loss)	(31,633)	(174,389)	(1,970)	26,207	37,773	(448)	(47,017)	(29,478)

Proceeds from mutual fund shares sold	1,290,557	31,839,115	8,646	273,327	1,026,359	1,666,820	402,279	546,328
Cost of mutual fund shares sold	(937,828)	(29,917,439)	(6,520)	(179,089)	(607,855)	(1,598,792)	(221,455)	(340,293)

Realized gain (loss) on investments	352,729	1,921,676	2,126	94,238	418,504	68,028	180,824	206,035
Change in unrealized gain (loss) on investments	(1,577,676)	2,241,451	31,435	(325,702)	(1,477,545)	(350,529)	483,689	(293,526)

Net gain (loss) on investments	(1,224,947)	4,163,127	33,561	(231,464)	(1,059,041)	(282,501)	664,513	(87,491)

Reinvested capital gains	709,770	–	–	223,785	630,056	319,189	362,469	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(546,810)	3,988,738	31,591	18,528	(391,212)	36,240	979,965	(116,969)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
Reinvested dividends	$77,899	140,014	–	210,592	13,198,226	1,888,544	50,439	3,590
Mortality and expense risk charges (note 2)	(76,092)	(119,285)	(7,631)	(629,847)	(9,159,825)	(1,348,114)	(68,068)	(7,799)

Net investment income (loss)	1,807	20,729	(7,631)	(419,255)	4,038,401	540,430	(17,629)	(4,209)

Proceeds from mutual fund shares sold	2,221,196	5,307,598	1,393,564	20,164,214	214,185,860	37,317,647	744,466	15,949
Cost of mutual fund shares sold	(1,260,179)	(3,556,755)	(1,519,203)	(16,811,860)	(184,982,426)	(25,543,281)	(486,279)	(11,954)

Realized gain (loss) on investments	961,017	1,750,843	(125,639)	3,352,354	29,203,434	11,774,366	258,187	3,995
Change in unrealized gain (loss) on investments	152,569	(3,638,075)	(36,668)	(5,558,515)	1,988,057	(5,533,266)	(71,823)	(127,018)

Net gain (loss) on investments	1,113,586	(1,887,232)	(162,307)	(2,206,161)	31,191,491	6,241,100	186,364	(123,023)

Reinvested capital gains	–	2,077,602	177,599	2,261,700	–	–	–	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	$1,115,393	211,099	7,661	(363,716)	35,229,892	6,781,530	168,735	(64,467)

Investment activity:	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
Reinvested dividends	$7,955	7,432	6,201	388,728	17,632	12,343,789	414,452	11,504,620
Mortality and expense risk charges (note 2)	(6,861)	(11,342)	(20,974)	(95,907)	(17,327)	(3,148,301)	(162,764)	(8,950,289)

Net investment income (loss)	1,094	(3,910)	(14,773)	292,821	305	9,195,488	251,688	2,554,331

Proceeds from mutual fund shares sold	29,375	98,876	182,878	2,112,265	1,866,299	51,470,144	1,595,634	189,416,615
Cost of mutual fund shares sold	(14,322)	(81,569)	(107,484)	(2,176,787)	(1,889,391)	(51,846,703)	(1,663,971)	(152,967,975)

Realized gain (loss) on investments	15,053	17,307	75,394	(64,522)	(23,092)	(376,559)	(68,337)	36,448,640
Change in unrealized gain (loss) on investments	(66,734)	(147,651)	23,990	(175,369)	(24,072)	1,071,128	96,063	(84,991,989)

Net gain (loss) on investments	(51,681)	(130,344)	99,384	(239,891)	(47,164)	694,569	27,726	(48,543,349)

Reinvested capital gains	63,897	66,416	–	–	–	–	–	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	$13,310	(67,838)	84,611	52,930	(46,859)	9,890,057	279,414	8,035,684

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
Reinvested dividends	$258,488	2,741,785	22,681	9,738,373	2,634,746	1,778,961	328,108	3,255,399
Mortality and expense risk charges (note 2)	(311,569)	(4,970,508)	(104,483)	(1,903,325)	(214,015)	(647,532)	(207,203)	(1,262,543)

Net investment income (loss)	(53,081)	(2,228,723)	(81,802)	7,835,048	2,420,731	1,131,429	120,905	1,992,856

Proceeds from mutual fund shares sold	2,997,718	116,034,049	1,563,553	123,747,307	30,180,987	17,254,000	1,693,787	32,354,043
Cost of mutual fund shares sold	(1,842,289)	(98,762,479)	(907,568)	(121,236,534)	(30,809,503)	(9,892,288)	(698,813)	(17,696,677)

Realized gain (loss) on investments	1,155,429	17,271,570	655,985	2,510,773	(628,516)	7,361,712	994,974	14,657,366
Change in unrealized gain (loss) on investments	(2,386,753)	80,606,095	629,579	(6,673,122)	(2,270,710)	(3,942,677)	(319,905)	(8,463,553)

Net gain (loss) on investments	(1,231,324)	97,877,665	1,285,564	(4,162,349)	(2,899,226)	3,419,035	675,069	6,193,813

Reinvested capital gains	1,302,143	350,443	3,684	–	–	4,126,563	727,488	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	$17,738	95,999,385	1,207,446	3,672,699	(478,495)	8,677,027	1,523,462	15,412,605

Investment activity:	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$6,626,704	148,827	2,573,535	–	256,239	76,323	327,803	17,147
Mortality and expense risk charges (note 2)	(10,037,442)	(368,333)	(813,105)	(640,795)	(471,104)	(287,811)	(509,506)	(54,867)

Net investment income (loss)	(3,410,738)	(219,506)	1,760,430	(640,795)	(214,865)	(211,488)	(181,703)	(37,720)

Proceeds from mutual fund shares sold	193,361,864	2,402,558	17,811,934	19,192,049	8,091,065	1,962,383	27,370,339	446,487
Cost of mutual fund shares sold	(137,723,652)	(1,242,047)	(18,456,167)	(16,312,819)	(7,350,749)	(954,024)	(27,456,364)	(402,000)

Realized gain (loss) on investments.	55,638,212	1,160,511	(644,233)	2,879,230	740,316	1,008,359	(86,025)	44,487
Change in unrealized gain (loss) on investments	(123,508,728)	(3,215,038)	723,507	9,243,801	1,503,027	(278,986)	(2,394,451)	(210,336)

Net gain (loss) on investments	(67,870,516)	(2,054,527)	79,274	12,123,031	2,243,343	729,373	(2,480,476)	(165,849)

Reinvested capital gains	198,370,523	5,088,027	–	–	2,557,199	1,380,394	4,362,170	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	$127,089,269	2,813,994	1,839,704	11,482,236	4,585,677	1,898,279	1,699,991	108,497

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
Reinvested dividends	$40,311	190,472	759	131,744	832	70,314	7,039	260,086
Mortality and expense risk charges (note 2)	(326,358)	(68,302)	(452)	(48,751)	(778)	(25,130)	(4,635)	(176,633)

Net investment income (loss)	(286,047)	122,170	307	82,993	54	45,184	2,404	83,453

Proceeds from mutual fund shares sold	8,481,328	2,855,402	5,948	1,301,678	4,715	421,735	30,203	9,157,657
Cost of mutual fund shares sold	(8,243,857)	(2,631,106)	(5,259)	(1,146,090)	(4,205)	(372,378)	(26,334)	(8,095,763)

Realized gain (loss) on investments	237,471	224,296	689	155,588	510	49,357	3,869	1,061,894
Change in unrealized gain (loss) on investments	7,529,881	(163,826)	555	(116,743)	1,011	(62,754)	(3,817)	1,028,517

Net gain (loss) on investments	7,767,352	60,470	1,244	38,845	1,521	(13,397)	52	2,090,411

Reinvested capital gains	1,805,107	171,937	947	167,824	1,338	111,626	12,384	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	$9,286,412	354,577	2,498	289,662	2,913	143,413	14,840	3,033,557

Investment activity:	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
Reinvested dividends	$1,962	249,191	555,216	2,131,437	29,822	139,135	723	370,256
Mortality and expense risk charges (note 2)	(1,297)	(136,087)	(267,307)	(709,867)	(19,612)	(235,554)	(464)	(2,624,480)

Net investment income (loss)	665	113,104	287,909	1,421,570	10,210	(96,419)	259	(2,254,224)

Proceeds from mutual fund shares sold	17,660	1,461,383	4,458,670	19,564,477	256,950	9,176,235	21,982	83,181,839
Cost of mutual fund shares sold	(11,237)	(1,263,825)	(4,036,641)	(17,896,327)	(205,959)	(8,713,533)	(17,893)	(43,648,332)

Realized gain (loss) on investments	6,423	197,558	422,029	1,668,150	50,991	462,702	4,089	39,533,507
Change in unrealized gain (loss) on investments	1,933	570,989	1,282,486	(2,690,240)	(125,339)	(3,056,983)	(1,188)	28,781,149

Net gain (loss) on investments	8,356	768,547	1,704,515	(1,022,090)	(74,348)	(2,594,281)	2,901	68,314,656

Reinvested capital gains	4,475	540,392	–	395,282	18,291	1,430,708	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$13,496	1,422,043	1,992,424	794,762	(45,847)	(1,259,992)	3,160	66,060,432

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
Reinvested dividends	$60,633	111,192	15,441	738,406	696,906	343,135	1,485,143	230
Mortality and expense risk charges (note 2)	(241,763)	(447,859)	(43,140)	(2,030,769)	(1,902,977)	(443,036)	(651,068)	(3,509)

Net investment income (loss)	(181,130)	(336,667)	(27,699)	(1,292,363)	(1,206,071)	(99,901)	834,075	(3,279)

Proceeds from mutual fund shares sold	6,164,793	13,224,361	1,435,776	41,669,018	51,445,362	15,525,728	22,074,792	42,847
Cost of mutual fund shares sold	(3,515,779)	(11,188,299)	(1,427,729)	(12,531,307)	(20,045,875)	(12,616,956)	(21,925,515)	(33,009)

Realized gain (loss) on investments	2,649,014	2,036,062	8,047	29,137,711	31,399,487	2,908,772	149,277	9,838
Change in unrealized gain (loss) on investments	1,128,863	5,458,414	135,140	10,672,374	8,405,584	(3,597,345)	877,204	18,733

Net gain (loss) on investments	3,777,877	7,494,476	143,187	39,810,085	39,805,071	(688,573)	1,026,481	28,571

Reinvested capital gains	–	–	32,196	–	–	1,730,987	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,596,747	7,157,809	147,684	38,517,722	38,599,000	942,513	1,860,556	25,292

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
Reinvested dividends	$–	–	331,144	882,430	2,407,233	679,209	70,982	186,346
Mortality and expense risk charges (note 2)	(58,305)	(27,898)	(527,389)	(450,070)	(359,688)	(306,365)	(21,477)	(381,497)

Net investment income (loss)	(58,305)	(27,898)	(196,245)	432,360	2,047,545	372,844	49,505	(195,151)

Proceeds from mutual fund shares sold	609,451	432,324	7,507,172	5,814,982	9,948,430	6,272,667	1,239,697	5,676,346
Cost of mutual fund shares sold	(365,114)	(287,048)	(6,084,358)	(5,065,041)	(9,751,722)	(5,135,009)	(1,258,777)	(4,846,251)

Realized gain (loss) on investments	244,337	145,276	1,422,814	749,941	196,708	1,137,658	(19,080)	830,095
Change in unrealized gain (loss) on investments	(64,283)	(212,777)	257,937	(36,834)	(1,750,119)	1,367,005	(262,412)	1,970,600

Net gain (loss) on investments	180,054	(67,501)	1,680,751	713,107	(1,553,411)	2,504,663	(281,492)	2,800,695

Reinvested capital gains.	120,578	108,508	664,222	20,716	–	–	–	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	$242,327	13,109	2,148,728	1,166,183	494,134	2,877,507	(231,987)	2,614,645

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
Reinvested dividends	$5,944,043	3,569,539	34,980	899,293	12,056	1,954	829,762	6,458
Mortality and expense risk charges (note 2)	(995,582)	(659,354)	(59,882)	(1,525,582)	(35,694)	(1,009)	(435,108)	(19,527)

Net investment income (loss)	4,948,461	2,910,185	(24,902)	(626,289)	(23,638)	945	394,654	(13,069)

Proceeds from mutual fund shares sold	28,227,909	45,535,292	1,575,876	45,885,359	329,727	10,097	20,641,041	454,262
Cost of mutual fund shares sold	(28,143,129)	(44,832,517)	(692,287)	(30,155,422)	(203,809)	(6,559)	(16,951,063)	(252,432)

Realized gain (loss) on investments	84,780	702,775	883,589	15,729,937	125,918	3,538	3,689,978	201,830
Change in unrealized gain (loss) on investments	(3,186,672)	(2,493,547)	450,855	16,119,031	383,323	(5,576)	(4,768,299)	53,521

Net gain (loss) on investments	(3,101,892)	(1,790,772)	1,334,444	31,848,968	509,241	(2,038)	(1,078,321)	255,351

Reinvested capital gains	–	–	541,784	13,372,601	200,259	15,057	6,370,089	131,528

Net increase (decrease) in contract owners’ equity resulting from operations	$1,846,569	1,119,413	1,851,326	44,595,280	685,862	13,964	5,686,422	373,810

Investment activity:	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
Reinvested dividends	$246,841	77,497	90,552	850	313,532	79	15,861	–
Mortality and expense risk charges (note 2)	(699,164)	(224,812)	(255,045)	(356)	(135,437)	(1,280)	(300,895)	(22,752)

Net investment income (loss)	(452,323)	(147,315)	(164,493)	494	178,095	(1,201)	(285,034)	(22,752)

Proceeds from mutual fund shares sold	12,765,278	6,082,244	14,008,311	8,644	8,142,971	8,970	10,243,919	524,882
Cost of mutual fund shares sold	(8,180,642)	(2,346,024)	(9,096,501)	(7,435)	(8,184,163)	(8,287)	(9,445,711)	(429,460)

Realized gain (loss) on investments	4,584,636	3,736,220	4,911,810	1,209	(41,192)	683	798,208	95,422
Change in unrealized gain (loss) on investments	3,640,331	(130,923)	(1,154,698)	(5,539)	(1,585,437)	9,708	1,522,666	261,196

Net gain (loss) on investments	8,224,967	3,605,297	3,757,112	(4,330)	(1,626,629)	10,391	2,320,874	356,618

Reinvested capital gains	4,775,572	–	–	3,540	1,298,784	1,990	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	$12,548,216	3,457,982	3,592,619	(296)	(149,750)	11,180	2,520,858	333,866

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
Reinvested dividends	$–	20,319,500	594,198	104,372	41,629	83	1,585,730	46,323
Mortality and expense risk charges (note 2)	(175,925)	(5,524,773)	(263,455)	(665,129)	(31,081)	(63)	(924,341)	(40,223)

Net investment income (loss)	(175,925)	14,794,727	330,743	(560,757)	10,548	20	661,389	6,100

Proceeds from mutual fund shares sold	9,470,084	121,011,040	2,265,886	22,010,201	886,521	453	28,925,934	529,058
Cost of mutual fund shares sold	(7,310,008)	(130,163,577)	(2,435,703)	(12,872,657)	(779,318)	(338)	(23,681,186)	(444,543)

Realized gain (loss) on investments	2,160,076	(9,152,537)	(169,817)	9,137,544	107,203	115	5,244,748	84,515
Change in unrealized gain (loss) on investments	371,664	20,496,127	518,902	1,412,357	(92,487)	(396)	(9,243,878)	(222,087)

Net gain (loss) on investments	2,531,740	11,343,590	349,085	10,549,901	14,716	(281)	(3,999,130)	(137,572)

Reinvested capital gains	–	–	–	–	5,820	339	5,392,480	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	$2,355,815	26,138,317	679,828	9,989,144	31,084	78	2,054,739	28,560

Investment activity:	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
Reinvested dividends	$1,718,679	3,135,626	12,672,728	6,366,234	5,050,854	2,541,707	–	3,671,865
Mortality and expense risk charges (note 2)	(1,190,000)	(1,189,483)	(6,383,841)	(3,856,632)	(2,223,945)	(1,414,078)	(947,323)	(3,338,246)

Net investment income (loss)	528,679	1,946,143	6,288,887	2,509,602	2,826,909	1,127,629	(947,323)	333,619

Proceeds from mutual fund shares sold	22,383,076	32,732,018	81,151,252	67,191,524	35,370,284	30,059,569	20,485,511	85,411,836
Cost of mutual fund shares sold	(17,150,488)	(32,019,165)	(58,183,044)	(44,530,331)	(30,119,025)	(26,397,223)	(12,743,381)	(48,363,254)

Realized gain (loss) on investments	5,232,588	712,853	22,968,208	22,661,193	5,251,259	3,662,346	7,742,130	37,048,582
Change in unrealized gain (loss) on investments	(4,384,138)	(1,154,118)	(16,201,475)	(16,765,734)	(4,965,806)	(3,740,415)	(642,339)	(26,131,509)

Net gain (loss) on investments	848,450	(441,265)	6,766,733	5,895,459	285,453	(78,069)	7,099,791	10,917,073

Reinvested capital gains	2,869,673	2,137,385	7,526,584	5,502,011	4,415,215	3,289,990	–	7,824,153

Net increase (decrease) in contract owners’ equity resulting from operations	$4,246,802	3,642,263	20,582,204	13,907,072	7,527,577	4,339,550	6,152,468	19,074,845

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
Reinvested dividends	$27,296,691	–	–	3,397,934	28,943	244,440	–	3,271,926
Mortality and expense risk charges (note 2)	(7,022,313)	(898,552)	(23,927)	(3,839,420)	(56,295)	(3,529,666)	(99,773)	(3,538,558)

Net investment income (loss)	20,274,378	(898,552)	(23,927)	(441,486)	(27,352)	(3,285,226)	(99,773)	(266,632)

Proceeds from mutual fund shares sold	428,979,427	33,391,212	320,872	97,877,658	829,444	88,008,730	887,703	87,284,544
Cost of mutual fund shares sold	(428,979,427)	(25,229,216)	(201,112)	(69,507,409)	(568,741)	(56,062,922)	(557,103)	(73,967,615)

Realized gain (loss) on investments	–	8,161,996	119,760	28,370,249	260,703	31,945,808	330,600	13,316,929
Change in unrealized gain (loss) on investments	–	(1,015,805)	(3,967)	(86,190,696)	(886,443)	(62,880,047)	(940,028)	(5,224,104)

Net gain (loss) on investments	–	7,146,191	115,793	(57,820,447)	(625,740)	(30,934,239)	(609,428)	8,092,825

Reinvested capital gains	–	–	–	36,827,953	393,171	39,992,698	732,961	15,331,331

Net increase (decrease) in contract owners’ equity resulting from operations	$20,274,378	6,247,639	91,866	(21,433,980)	(259,921)	5,773,233	23,760	23,157,524

Investment activity:	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
Reinvested dividends	$14,542	43	179,908	–	–	1,439,494	5,616,923	–
Mortality and expense risk charges (note 2)	(36,164)	(51)	(229,794)	(5,678)	(250,759)	(1,056,973)	(1,740,950)	(33,510)

Net investment income (loss)	(21,622)	(8)	(49,886)	(5,678)	(250,759)	382,521	3,875,973	(33,510)

Proceeds from mutual fund shares sold	928,885	452	12,301,019	154,664	10,126,092	24,083,791	37,989,275	2,608,414
Cost of mutual fund shares sold	(535,135)	(385)	(12,021,844)	(147,718)	(9,520,241)	(18,364,568)	(35,348,820)	(2,417,657)

Realized gain (loss) on investments	393,750	67	279,175	6,946	605,851	5,719,223	2,640,455	190,757
Change in unrealized gain (loss) on investments	(327,029)	(259)	(1,006,313)	71,502	3,420,371	(11,385,657)	(1,824,280)	(275,464)

Net gain (loss) on investments	66,721	(192)	(727,138)	78,448	4,026,222	(5,666,434)	816,175	(84,707)

Reinvested capital gains	80,403	587	2,477,702	–	–	3,329,273	7,186	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	$125,502	387	1,700,678	72,770	3,775,463	(1,954,640)	4,699,334	(92,697)

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
Reinvested dividends	$232,876	215,386	–	863,880	24,827	15,784	638	820,882
Mortality and expense risk charges (note 2)	(1,068,330)	(137,364)	(2,041,586)	(1,694,204)	(73,573)	(198,840)	(119,064)	(4,141,732)

Net investment income (loss)	(835,454)	78,022	(2,041,586)	(830,324)	(48,746)	(183,056)	(118,426)	(3,320,850)

Proceeds from mutual fund shares sold	23,275,934	3,401,456	55,356,492	53,151,906	6,274,978	3,659,133	948,458	91,920,944
Cost of mutual fund shares sold	(12,198,192)	(2,801,914)	(26,301,436)	(34,214,574)	(5,707,744)	(3,127,787)	(584,878)	(68,625,808)

Realized gain (loss) on investments	11,077,742	599,542	29,055,056	18,937,332	567,234	531,346	363,580	23,295,136
Change in unrealized gain (loss) on investments	(4,644,578)	(1,537,487)	6,324,263	(20,218,940)	(696,613)	483,657	469,333	22,322,044

Net gain (loss) on investments	6,433,164	(937,945)	35,379,319	(1,281,608)	(129,379)	1,015,003	832,913	45,617,180

Reinvested capital gains	–	768,457	–	13,518,440	161,041	59,366	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,597,710	(91,466)	33,337,733	11,406,508	(17,084)	891,313	714,487	42,296,330

Investment activity:	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
Reinvested dividends	$3,106,295	2,404,060	79,567	–	181,247	14,398	28,614	344
Mortality and expense risk charges (note 2)	(2,766,654)	(2,158,558)	(127,210)	(12,462)	(28,475)	(2,098)	(131,807)	(2,677)

Net investment income (loss)	339,641	245,502	(47,643)	(12,462)	152,772	12,300	(103,193)	(2,333)

Proceeds from mutual fund shares sold	50,074,820	38,682,862	916,737	767,241	3,248,360	89,794	5,145,459	24,736
Cost of mutual fund shares sold	(28,247,333)	(17,610,670)	(437,181)	(787,947)	(3,238,007)	(95,112)	(4,580,460)	(17,624)

Realized gain (loss) on investments	21,827,487	21,072,192	479,556	(20,706)	10,353	(5,318)	564,999	7,112
Change in unrealized gain (loss) on investments	(21,611,082)	(20,856,397)	(482,044)	(37,536)	(147,534)	(10,954)	(1,360,991)	(16,502)

Net gain (loss) on investments	216,405	215,795	(2,488)	(58,242)	(137,181)	(16,272)	(795,992)	(9,390)

Reinvested capital gains	11,309,263	8,738,887	332,750	–	–	–	305,134	7,442

Net increase (decrease) in contract owners’ equity resulting from operations	$11,865,309	9,200,184	282,619	(70,704)	15,591	(3,972)	(594,051)	(4,281)

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
Reinvested dividends	$3,251,506	75,280	–	200,445	30,772	16,757	412	6,882
Mortality and expense risk charges (note 2)	(3,755,815)	(162,095)	(1,870,510)	(108,796)	(6,939)	(3,720)	(411)	(3,785)

Net investment income (loss)	(504,309)	(86,815)	(1,870,510)	91,649	23,833	13,037	1	3,097

Proceeds from mutual fund shares sold	76,644,369	1,194,789	47,327,429	804,064	771,041	185,690	8,660	73,463
Cost of mutual fund shares sold	(58,940,953)	(740,966)	(28,045,452)	(691,935)	(777,067)	(183,379)	(6,671)	(66,309)

Realized gain (loss) on investments	17,703,416	453,823	19,281,977	112,129	(6,026)	2,311	1,989	7,154
Change in unrealized gain (loss) on investments	(5,699,597)	(152,918)	(8,471,023)	241,735	37,674	13,637	(8,685)	(53,353)

Net gain (loss) on investments	12,003,819	300,905	10,810,954	353,864	31,648	15,948	(6,696)	(46,199)

Reinvested capital gains	–	–	–	–	1,346	–	4,735	39,215

Net increase (decrease) in contract owners’ equity resulting from operations	$11,499,510	214,090	8,940,444	445,513	56,827	28,985	(1,960)	(3,887)

Investment activity:	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
Reinvested dividends	$–	–	–	–	–	–	–	–
Mortality and expense risk charges (note 2)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Net investment income (loss)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Proceeds from mutual fund shares sold	51,497	34,994	68,183	109,552	431,387	24,259	269,236	958
Cost of mutual fund shares sold	(41,641)	(33,723)	(62,426)	(91,514)	(395,825)	(19,779)	(239,367)	(799)

Realized gain (loss) on investments	9,856	1,271	5,757	18,038	35,562	4,480	29,869	159
Change in unrealized gain (loss) on investments	3,230	(8,246)	(4,569)	(13,238)	(23,113)	16,405	(67,141)	(60)

Net gain (loss) on investments	13,086	(6,975)	1,188	4,800	12,449	20,885	(37,272)	99

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,276	(7,644)	(377)	1,980	7,116	16,498	(49,097)	85

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$–	19,234	346,557	206,531	490,020	601	180,897	205,021
Mortality and expense risk charges (note 2)	(71)	(217,416)	(272,445)	(62,720)	(1,001,008)	(3,841)	(499,832)	(494,246)

Net investment income (loss)	(71)	(198,182)	74,112	143,811	(510,988)	(3,240)	(318,935)	(289,225)

Proceeds from mutual fund shares sold	7,717	6,796,145	6,629,700	2,073,212	23,979,881	38,767	18,709,781	15,872,259
Cost of mutual fund shares sold	(6,904)	(5,636,221)	(5,804,946)	(2,045,929)	(21,351,074)	(30,444)	(13,954,961)	(7,503,155)

Realized gain (loss) on investments	813	1,159,924	824,754	27,283	2,628,807	8,323	4,754,820	8,369,104
Change in unrealized gain (loss) on investments	(1,017)	1,060,069	(2,124,100)	37,028	3,695,392	6,409	1,073,929	(2,732,347)

Net gain (loss) on investments	(204)	2,219,993	(1,299,346)	64,311	6,324,199	14,732	5,828,749	5,636,757

Reinvested capital gains	–	–	1,402,463	–	–	–	7,145,439	8,098,344

Net increase (decrease) in contract owners’ equity resulting from operations	$(275)	2,021,811	177,229	208,122	5,813,211	11,492	12,655,253	13,445,876

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
Reinvested dividends	$58,615	38,403	310,470	–	325,671	38,314	1,787,009	–
Mortality and expense risk charges (note 2)	(610,827)	(325,920)	(359,301)	(49,034)	(99,170)	(19,225)	(303,798)	(348,499)

Net investment income (loss)	(552,212)	(287,517)	(48,831)	(49,034)	226,501	19,089	1,483,211	(348,499)

Proceeds from mutual fund shares sold	19,822,063	10,084,706	3,061,451	556,611	2,241,177	203,601	8,513,668	14,783,366
Cost of mutual fund shares sold	(15,432,815)	(4,606,111)	(1,932,821)	(340,484)	(2,186,689)	(203,783)	(8,814,126)	(10,850,430)

Realized gain (loss) on investments	4,389,248	5,478,595	1,128,630	216,127	54,488	(182)	(300,458)	3,932,936
Change in unrealized gain (loss) on investments	8,692,406	1,678,174	(2,196,928)	185,542	58,059	13,179	(665,909)	193,931

Net gain (loss) on investments	13,081,654	7,156,769	(1,068,298)	401,669	112,547	12,997	(966,367)	4,126,867

Reinvested capital gains	5,718,183	3,746,441	430,843	–	–	–	763,543	1,274,971

Net increase (decrease) in contract owners’ equity resulting from operations	$18,247,625	10,615,693	(686,286)	352,635	339,048	32,086	1,280,387	5,053,339

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
Reinvested dividends	$3,525,077	98,342	1,888,699	1,322,028	4,693,115	1,566,881	358,021	32,568
Mortality and expense risk charges (note 2)	(4,005,902)	(206,257)	(3,638,883)	(1,270,295)	(1,374,936)	(3,437,222)	(493,193)	(65,990)

Net investment income (loss)	(480,825)	(107,915)	(1,750,184)	51,733	3,318,179	(1,870,341)	(135,172)	(33,422)

Proceeds from mutual fund shares sold	150,642,062	4,113,551	14,591,930	12,095,281	8,891,087	36,432,767	1,684,183	402,342
Cost of mutual fund shares sold	(76,787,425)	(3,093,126)	(9,332,664)	(8,950,814)	(9,094,335)	(28,746,326)	(1,096,268)	(343,633)

Realized gain (loss) on investments	73,854,637	1,020,425	5,259,266	3,144,467	(203,248)	7,686,441	587,915	58,709
Change in unrealized gain (loss) on investments	(152,134,697)	(826,978)	83,813,774	8,076,334	1,758,736	2,167,297	4,510,087	2,095,711

Net gain (loss) on investments	(78,280,060)	193,447	89,073,040	11,220,801	1,555,488	9,853,738	5,098,002	2,154,420

Reinvested capital gains	27,528,039	1,202,247	14,731,001	1,795	–	22,981,411	322,208	29,226

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,232,846)	1,287,779	102,053,857	11,274,329	4,873,667	30,964,808	5,285,038	2,150,224

Investment activity:	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
Reinvested dividends	$14,357	3,091	6,410,274	476,632	630,174	896,196	–	2,923
Mortality and expense risk charges (note 2)	(746,847)	(3,619,875)	(1,097,250)	(1,076,133)	(516,945)	(275,698)	(86,777)	(192,725)

Net investment income (loss)	(732,490)	(3,616,784)	5,313,024	(599,501)	113,229	620,498	(86,777)	(189,802)

Proceeds from mutual fund shares sold	3,018,777	41,860,782	7,259,633	6,902,354	5,015,013	38,333,112	1,603,155	1,190,771
Cost of mutual fund shares sold	(1,768,791)	(30,584,638)	(7,060,667)	(3,975,645)	(3,599,229)	(39,414,746)	(1,069,711)	(921,832)

Realized gain (loss) on investments	1,249,986	11,276,144	198,966	2,926,709	1,415,784	(1,081,634)	533,444	268,939
Change in unrealized gain (loss) on investments	14,000,634	45,858,613	(3,385,854)	10,110,684	(1,937,952)	1,110,733	(135,320)	959,096

Net gain (loss) on investments	15,250,620	57,134,757	(3,186,888)	13,037,393	(522,168)	29,099	398,124	1,228,035

Reinvested capital gains	5,064,463	6,725,125	–	2,224,092	3,592,027	–	–	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	$19,582,593	60,243,098	2,126,136	14,661,984	3,183,088	649,597	311,347	1,440,601

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
Reinvested dividends	$1,646,952	307,717	122,564	–	–	648	1,148,259	1,018,495
Mortality and expense risk charges (note 2)	(497,116)	(122,308)	(357,291)	(1,703,395)	(1,739,372)	(177,147)	(1,688,836)	(2,145,509)

Net investment income (loss)	1,149,836	185,409	(234,727)	(1,703,395)	(1,739,372)	(176,499)	(540,577)	(1,127,014)

Proceeds from mutual fund shares sold	17,010,586	1,739,052	7,451,909	14,158,713	19,236,052	2,630,606	17,988,142	44,331,180
Cost of mutual fund shares sold	(17,010,586)	(1,772,946)	(5,640,941)	(8,182,262)	(13,163,429)	(2,690,353)	(13,027,920)	(34,266,284)

Realized gain (loss) on investments	–	(33,894)	1,810,968	5,976,451	6,072,623	(59,747)	4,960,222	10,064,896
Change in unrealized gain (loss) on investments	–	34,819	(7,086,843)	(3,045,846)	(1,757,309)	(1,042,471)	(10,610,895)	(22,749,873)

Net gain (loss) on investments	–	925	(5,275,875)	2,930,605	4,315,314	(1,102,218)	(5,650,673)	(12,684,977)

Reinvested capital gains	–	–	864,218	25,247,198	12,468,603	574,769	7,415,435	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	$1,149,836	186,334	(4,646,384)	26,474,408	15,044,545	(703,948)	1,224,185	10,055,531

See accompanying notes to financial statements.

24

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$69,006,581	73,745,372	9,673	4,658	(130,016)	(145,234)	–	(1,578)
Realized gain (loss) on investments	961,343,862	526,212,018	49,145	6,786	1,640,721	393,132	–	68,701
Change in unrealized gain (loss) on investments	(513,187,435)	642,457,172	(47,842)	53,631	(2,009,263)	307,272	–	(85,904)
Reinvested capital gains	721,563,167	478,254,937	–	–	517,364	413,918	–	–

Net increase (decrease) in contract owners’ equity resulting from Operations	1,238,726,175	1,720,669,499	10,976	65,075	18,806	969,088	–	(18,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	395,145,800	425,785,056	8,701	4,040	245,091	263,575	–	9,168
Transfers between funds	–	–	(47,393)	9,321	10,276	992,246	–	(450,043)
Redemptions (note 3)	(2,791,617,541)	(2,269,980,325)	(137,619)	(66,862)	(1,448,681)	(543,955)	–	(13,601)
Annuity benefits	(7,216,159)	(5,952,411)	–	–	(26,716)	(20,640)	–	–
Annual contract maintenance charges (note 2)	(324,947)	(345,291)	–	–	(17)	(1)	–	–
Contingent deferred sales charges (note 2)	(14,192,307)	(20,516,578)	(2,203)	(1,345)	(26,967)	(5,733)	–	(163)
Adjustments to maintain reserves	(28,163)	1,697,555	19	(31)	(11,894)	(1,615)	–	(23)

Net equity transactions	(2,418,233,317)	(1,869,311,994)	(178,495)	(54,877)	(1,258,908)	683,877	–	(454,662)

Net change in contract owners’ equity	(1,179,507,142)	(148,642,495)	(167,519)	10,198	(1,240,102)	1,652,965	–	(473,443)
Contract owners’ equity beginning of period	15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

Contract owners’ equity end of period	$14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	–	–

CHANGES IN UNITS:
Beginning units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

Units purchased	338,899,951	258,346,988	795	1,789	242,220	159,039	–	928
Units redeemed	(473,121,278)	(384,674,852)	(15,995)	(6,832)	(341,647)	(94,097)	–	(50,764)

Ending units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	–	–

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,319)	(2,205)	(31,664)	(28,290)	(64,839)	(17,016)	(1,498)	(2,758)
Realized gain (loss) on investments	15,770	6,846	352,150	192,198	376,429	62,675	17,878	13,422
Change in unrealized gain (loss) on investments	4,302	3,864	(163,703)	(96,748)	(608,369)	70,252	21,571	43,720
Reinvested capital gains	–	–	–	–	353,722	48,671	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,753	8,505	156,783	67,160	56,943	164,582	37,951	54,384

Equity transactions:
Purchase payments received from contract owners (note 3)	8,683	17,205	128,418	25,841	131,910	85,956	26,897	1,266
Transfers between funds	10,090	(405)	252,625	381,134	1,987,994	2,405,181	(140)	428,034
Redemptions (note 3)	(34,332)	(17,661)	(280,971)	(193,385)	(861,091)	(96,864)	(41,931)	(25,180)
Annuity benefits	–	–	(6,240)	(1,416)	(12,749)	(10,135)	–	–
Annual contract maintenance charges (note 2)	–	–	(9)	–	(37)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,063)	(578)	(4,574)	(1,345)	(3,851)	(2,611)	(8)	(347)
Adjustments to maintain reserves	(43)	1	2	(107)	75	(934)	(29)	3

Net equity transactions	(16,665)	(1,438)	89,251	210,722	1,242,251	2,380,589	(15,211)	403,776

Net change in contract owners’ equity	1,088	7,067	246,034	277,882	1,299,194	2,545,171	22,740	458,160
Contract owners’ equity beginning of period	189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

Contract owners’ equity end of period	$190,381	189,293	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844

CHANGES IN UNITS:
Beginning units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

Units purchased	1,600	1,582	120,159	74,963	973,099	293,021	1,888	36,428
Units redeemed	(3,032)	(1,828)	(115,767)	(52,649)	(869,723)	(70,029)	(3,187)	(3,080)

Ending units	14,793	16,225	161,870	157,478	344,231	240,855	45,118	46,417

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCoreEq2		AIMGlobHlth		AIMGlobRE		AIMLrgCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(17,825)	(12,211)	(641)	(177)	16,103	736	(5,712)	(2,403)
Realized gain (loss) on investments	43,117	1,516	543	17	12,780	1,046	9,124	1,875
Change in unrealized gain (loss) on investments	80,598	142,296	5,927	2,197	(105,430)	9,252	58,209	46,849
Reinvested capital gains	–	–	–	–	46,053	3,632	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	105,890	131,601	5,829	2,037	(30,494)	14,666	61,621	46,321

Equity transactions:
Purchase payments received from contract owners (note 3)	2,009	1,655	15,137	2,223	35,703	2,498	29,694	7,385
Transfers between funds	(65,862)	1,780,145	7,426	43,693	456,882	97,087	54,096	416,309
Redemptions (note 3)	(211,234)	(45,877)	(1,896)	(1,548)	(72,204)	(2,549)	(58,160)	(15,327)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(25)	(6)	(69)	(5)	–	–
Contingent deferred sales charges (note 2)	(1,725)	(147)	–	–	(587)	–	(171)	(262)
Adjustments to maintain reserves	(129)	(66)	(8)	2	(6,044)	(43)	4	(34)

Net equity transactions	(276,941)	1,735,710	20,634	44,364	413,681	96,988	25,463	408,071

Net change in contract owners’ equity	(171,051)	1,867,311	26,463	46,401	383,187	111,654	87,084	454,392
Contract owners’ equity beginning of period	1,867,311	–	46,401	–	111,654	–	454,392	–

Contract owners’ equity end of period	$1,696,260	1,867,311	72,864	46,401	494,841	111,654	541,476	454,392

CHANGES IN UNITS:
Beginning units	173,478	–	4,361	–	8,689	–	44,482	–

Units purchased	2,230	178,480	2,104	5,202	53,121	10,128	7,351	49,661
Units redeemed	(26,823)	(5,002)	(274)	(841)	(20,615)	(1,439)	(5,444)	(5,179)

Ending units	148,885	173,478	6,191	4,361	41,195	8,689	46,389	44,482

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMPreEq		AIMPreEq2		AlVGrIncB		AlVLrgCpGrB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	2,634	–	1,972	(22,752)	(25,802)	(59,439)	(64,190)
Realized gain (loss) on investments	–	111,387	–	427,405	306,567	310,615	224,513	452,847
Change in unrealized gain (loss) on investments	–	(92,131)	–	(346,393)	(363,909)	48,824	187,300	(484,779)
Reinvested capital gains	–	–	–	–	194,260	218,749	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	21,890	–	82,984	114,166	552,386	352,374	(96,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	571	–	–	21,858	23,803	8,400	32,258
Transfers between funds	–	(439,064)	–	(1,751,648)	(612,926)	(390,832)	(330,579)	(430,615)
Redemptions (note 3)	–	(16,020)	–	(68,429)	(268,158)	(341,071)	(221,057)	(210,602)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(51)	–	(515)	(3,446)	(2,538)	(1,906)	(4,142)
Adjustments to maintain reserves	–	(11)	–	(44)	(1,382)	(296)	(96)	(220)

Net equity transactions	–	(454,575)	–	(1,820,636)	(864,054)	(710,934)	(545,238)	(613,321)

Net change in contract owners’ equity	–	(432,685)	–	(1,737,652)	(749,888)	(158,548)	(192,864)	(709,443)
Contract owners’ equity beginning of period	–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

Contract owners’ equity end of period	$–	–	–	–	3,355,423	4,105,311	3,233,536	3,426,400

CHANGES IN UNITS:
Beginning units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

Units purchased	–	88	–	290	12,418	16,135	5,585	53,892
Units redeemed	–	(46,487)	–	(172,826)	(76,630)	(78,232)	(53,268)	(108,672)

Ending units	–	–	–	–	246,507	310,719	261,646	309,329

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(64,001)	(95,863)	1,420,947	1,526,187	(9,761)	(10,104)	1,610,066	1,248,481
Realized gain (loss) on investments	777,119	335,267	16,516,780	10,040,064	304,934	503,255	(406,105)	(478,258)
Change in unrealized gain (loss) on investments	(1,049,780)	28,442	(18,484,012)	18,406,291	(357,821)	55,061	2,640,419	(626,441)
Reinvested capital gains	358,138	408,442	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,476	676,288	(546,285)	29,972,542	(62,648)	548,212	3,844,380	143,782

Equity transactions:
Purchase payments received from contract owners (note 3)	81,278	211,451	2,781,657	3,930,631	42,534	43,906	1,470,804	1,654,651
Transfers between funds	(435,016)	(162,705)	(13,558,504)	(14,016,892)	(189,631)	(916,386)	3,189,944	(10,026,103)
Redemptions (note 3)	(977,617)	(411,496)	(37,768,191)	(38,083,882)	(345,540)	(446,407)	(7,126,153)	(7,976,946)
Annuity benefits	(2,267)	(475)	(54,214)	(66,881)	(449)	(553)	(105,876)	(93,137)
Annual contract maintenance charges (note 2)	–	–	(6,106)	(7,301)	–	–	(399)	(491)
Contingent deferred sales charges (note 2)	(20,047)	(6,010)	(120,484)	(280,828)	(6,191)	(4,569)	(25,066)	(45,492)
Adjustments to maintain reserves	592	(344)	1,247	4,884	(603)	(1,994)	(4,920)	7,124

Net equity transactions	(1,353,077)	(369,579)	(48,724,595)	(48,520,269)	(499,880)	(1,326,003)	(2,601,666)	(16,480,394)

Net change in contract owners’ equity	(1,331,601)	306,709	(49,270,880)	(18,547,727)	(562,528)	(777,791)	1,242,714	(16,336,612)
Contract owners’ equity beginning of period	6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

Contract owners’ equity end of period	$4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673	53,599,707	52,356,993

CHANGES IN UNITS:
Beginning units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

Units purchased	23,414	33,709	1,578,485	1,003,013	12,489	7,485	2,021,986	1,535,566
Units redeemed	(109,126)	(58,427)	(4,584,943)	(4,312,877)	(48,001)	(116,848)	(2,297,922)	(3,084,510)

Ending units	301,006	386,718	9,788,983	12,795,441	265,462	300,974	4,431,444	4,707,380

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt		ACVPInt3		ACVPMdCpV		ACVPMdCpV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(377,437)	551,579	(374,333)	326,704	(77,892)	19,431	(2,684)	(642)
Realized gain (loss) on investments	12,599,245	7,064,246	8,738,200	5,732,632	540,182	107,672	19,751	1,276
Change in unrealized gain (loss) on investments	2,644,629	13,873,990	3,186,956	9,004,295	(1,405,711)	310,701	(51,868)	10,490
Reinvested capital gains	–	–	–	–	140,936	199,903	2,217	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	14,866,437	21,489,815	11,550,823	15,063,631	(802,485)	637,707	(32,584)	14,636

Equity transactions:
Purchase payments received from contract owners (note 3)	413,357	398,145	1,699,054	2,466,511	675,795	131,830	269,753	57,139
Transfers between funds	(5,908,576)	(6,984,646)	(1,497,672)	(3,730,516)	7,281,059	7,528,491	109,069	–
Redemptions (note 3)	(23,413,266)	(17,544,028)	(12,077,479)	(8,887,072)	(2,183,440)	(116,336)	(20,335)	(8,219)
Annuity benefits	(24,185)	(25,371)	(2,197)	(1,763)	–	–	(25,157)	(1,098)
Annual contract maintenance charges (note 2)	(2,569)	(2,698)	(896)	(1,220)	(298)	(28)	–	–
Contingent deferred sales charges (note 2)	(47,296)	(116,764)	(58,094)	(77,868)	(12,065)	(364)	(677)	–
Adjustments to maintain reserves	2,616	16,379	2,689	12,112	(42)	306	350	9

Net equity transactions	(28,979,919)	(24,258,983)	(11,934,595)	(10,219,816)	5,761,009	7,543,899	333,003	47,831

Net change in contract owners’ equity	(14,113,482)	(2,769,168)	(383,772)	4,843,815	4,958,524	8,181,606	300,419	62,467
Contract owners’ equity beginning of period	101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

Contract owners’ equity end of period	$87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606	416,040	115,621

CHANGES IN UNITS:
Beginning units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

Units purchased	680,755	17,098	990,345	833,973	1,534,504	1,013,620	26,452	4,564
Units redeemed	(2,293,973)	(1,648,610)	(1,699,412)	(1,573,299)	(1,060,532)	(303,345)	(2,561)	(561)

Ending units	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275	32,641	8,750

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(138,028)	(186,183)	(31,674)	(38,118)	2,153,291	917,098	(31,633)	(46,431)
Realized gain (loss) on investments	396,143	919,395	168,623	319,436	34,159,717	9,594,716	352,729	586,226
Change in unrealized gain (loss) on investments	1,650,422	(1,537,533)	158,181	(399,437)	(99,697,993)	23,597,928	(1,577,676)	(23,610)
Reinvested capital gains	–	–	–	–	40,370,840	44,359,944	709,770	739,532

Net increase (decrease) in contract owners’ equity resulting from operations	1,908,537	(804,321)	295,130	(118,119)	(23,014,145)	78,469,686	(546,810)	1,255,717

Equity transactions:
Purchase payments received from contract owners (note 3)	477,874	407,933	24	11,260	8,713,861	10,091,631	116,466	116,853
Transfers between funds	4,932,437	(7,246,980)	(41,450)	(800,632)	(54,325,120)	(14,170,009)	(153,734)	(911,941)
Redemptions (note 3)	(1,963,103)	(2,083,407)	(328,100)	(184,153)	(79,379,249)	(70,101,076)	(801,363)	(751,897)
Annuity benefits	(14,327)	(14,078)	–	–	(133,655)	(141,919)	–	–
Annual contract maintenance charges (note 2)	(438)	(484)	–	–	(7,110)	(7,879)	–	–
Contingent deferred sales charges (note 2)	(19,141)	(23,320)	(5,868)	(3,643)	(476,095)	(665,990)	(12,426)	(12,455)
Adjustments to maintain reserves	(363)	(399)	(82)	(252)	(33,430)	55,482	(154)	(451)

Net equity transactions	3,412,939	(8,960,735)	(375,476)	(977,420)	(125,640,798)	(74,939,760)	(851,211)	(1,559,891)

Net change in contract owners’ equity	5,321,476	(9,765,056)	(80,346)	(1,095,539)	(148,654,943)	3,529,926	(1,398,021)	(304,174)
Contract owners’ equity beginning of period	12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

Contract owners’ equity end of period	$17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138	7,328,653	8,726,674

CHANGES IN UNITS:
Beginning units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

Units purchased	861,933	429,844	17,917	13,831	3,443,763	3,676,423	29,771	58,372
Units redeemed	(615,185)	(1,271,931)	(54,062)	(107,171)	(9,299,017)	(7,687,870)	(87,620)	(179,316)

Ending units	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492	539,862	597,711

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(174,389)	(2,559)	(1,970)	(311)	26,207	(6,227)	37,773	3,758
Realized gain (loss) on investments	1,921,676	(6,208)	2,126	60	94,238	48,471	418,504	100,649
Change in unrealized gain (loss) on investments	2,241,451	30,150	31,435	956	(325,702)	166,576	(1,477,545)	654,268
Reinvested capital gains	–	–	–	52	223,785	64,751	630,056	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,988,738	21,383	31,591	757	18,528	273,571	(391,212)	758,675

Equity transactions:
Purchase payments received from contract owners (note 3)	280,469	29,878	351,617	2,250	71,816	66,700	38,330	79,616
Transfers between funds	29,178,951	441,855	67,507	–	(13)	(11,647)	1,472,929	(17,316)
Redemptions (note 3)	(2,401,725)	(27,573)	(2,154)	(230)	(265,561)	(134,522)	(554,545)	(255,001)
Annuity benefits	–	–	(4,718)	(1,110)	–	–	–	–
Annual contract maintenance charges (note 2)	(50)	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,420)	(25)	–	–	(1,548)	(1,292)	(8,582)	(4,719)
Adjustments to maintain reserves	(303)	9	129	50	(61)	(136)	(10,640)	(8)

Net equity transactions	27,049,922	444,144	412,381	960	(195,367)	(80,897)	937,492	(197,428)

Net change in contract owners’ equity	31,038,660	465,527	443,972	1,717	(176,839)	192,674	546,280	561,247
Contract owners’ equity beginning of period	465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

Contract owners’ equity end of period	$31,504,187	465,527	460,497	16,525	1,993,781	2,170,620	5,067,332	4,521,052

CHANGES IN UNITS:
Beginning units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

Units purchased	5,894,147	85,222	26,598	79	5,279	5,473	121,136	8,057
Units redeemed	(3,653,658)	(38,398)	(423)	(21)	(19,766)	(12,215)	(53,069)	(23,977)

Ending units	2,287,313	46,824	27,543	1,368	152,662	167,149	393,076	325,009

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BBTLgCapGr		BBTMdCapGr		CSTGlobSmCp		CSTIntFoc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(448)	(14,989)	(47,017)	(29,711)	(29,478)	(33,792)	1,807	(1,620)
Realized gain (loss) on investments	68,028	37,884	180,824	98,818	206,035	351,098	961,017	652,408
Change in unrealized gain (loss) on investments	(350,529)	13,427	483,689	(188,993)	(293,526)	57,458	152,569	661,797
Reinvested capital gains	319,189	4,358	362,469	182,048	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,240	40,680	979,965	62,162	(116,969)	374,764	1,115,393	1,312,585

Equity transactions:
Purchase payments received from contract owners (note 3)	1,276	44,290	55,772	69,463	12,923	15,873	16,865	10,585
Transfers between funds	(1,611,457)	(32,259)	(97,330)	(8,330)	(140,860)	(188,610)	(356,442)	(206,324)
Redemptions (note 3)	(52,212)	(119,008)	(241,113)	(205,804)	(383,420)	(834,836)	(1,763,013)	(1,782,662)
Annuity benefits	–	–	–	–	–	–	(3,686)	(2,916)
Annual contract maintenance charges (note 2)	–	–	–	–	(47)	(58)	(51)	(64)
Contingent deferred sales charges (note 2)	(1,677)	(2,646)	(3,036)	(3,559)	(226)	(830)	(517)	(2,092)
Adjustments to maintain reserves.	269	(136)	(40)	127	(52)	(179)	221	(142)

Net equity transactions	(1,663,801)	(109,759)	(285,747)	(148,103)	(511,682)	(1,008,640)	(2,106,623)	(1,983,615)

Net change in contract owners’ equity	(1,627,561)	(69,079)	694,218	(85,941)	(628,651)	(633,876)	(991,230)	(671,030)
Contract owners’ equity beginning of period	1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

Contract owners’ equity end of period	$–	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525	6,863,280	7,854,510

CHANGES IN UNITS:
Beginning units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

Units purchased	160	5,373	6,329	4,825	659	2,395	2,709	540
Units redeemed	(170,195)	(17,255)	(23,719)	(14,633)	(36,425)	(80,389)	(140,288)	(156,403)

Ending units	–	170,035	194,644	212,034	189,766	225,532	429,076	566,655

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTLCapV		DryIPELead		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,729	(20,270)	(7,631)	(27,090)	(419,255)	(511,261)	4,038,401	4,077,888
Realized gain (loss) on investments	1,750,843	721,903	(125,639)	118,097	3,352,354	6,760,578	29,203,434	(24,506,830)
Change in unrealized gain (loss) on investments	(3,638,075)	1,563,021	(36,668)	(230,119)	(5,558,515)	(856,674)	1,988,057	135,270,460
Reinvested capital gains	2,077,602	–	177,599	221,791	2,261,700	1,579,129	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	211,099	2,264,654	7,661	82,679	(363,716)	6,971,772	35,229,892	114,841,518

Equity transactions:
Purchase payments received from contract owners (note 3)	181,343	121,770	2,915	38,885	1,237,365	2,140,827	16,832,892	20,909,493
Transfers between funds	(939,372)	(41,587)	(1,336,257)	(137,208)	(8,092,633)	(5,457,169)	(51,522,210)	(59,777,868)
Redemptions (note 3)	(3,745,145)	(3,198,285)	(49,821)	(152,918)	(8,285,927)	(8,994,851)	(165,777,916)	(149,144,875)
Annuity benefits	–	–	–	–	(51,123)	(40,837)	(226,605)	(207,337)
Annual contract maintenance charges (note 2)	(193)	(268)	–	–	(1,651)	(1,765)	(36,121)	(42,159)
Contingent deferred sales charges (note 2)	(1,840)	(7,746)	(920)	(3,082)	(54,360)	(82,535)	(575,752)	(1,014,413)
Adjustments to maintain reserves	(76)	(68)	(48)	(158)	2,274	8,543	(4,361)	83,673

Net equity transactions	(4,505,283)	(3,126,184)	(1,384,131)	(254,481)	(15,246,055)	(12,427,787)	(201,310,073)	(189,193,486)

Net change in contract owners’ equity	(4,294,184)	(861,530)	(1,376,470)	(171,802)	(15,609,771)	(5,456,015)	(166,080,181)	(74,351,968)
Contract owners’ equity beginning of period	13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	856,866,985	931,218,953

Contract owners’ equity end of period	$9,298,560	13,592,744	–	1,376,470	42,299,009	57,908,780	690,786,804	856,866,985

CHANGES IN UNITS:
Beginning units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	57,892,321	71,700,975

Units purchased	90,718	95,021	1,561	8,652	858,338	2,548,385	7,769,555	4,395,471
Units redeemed	(344,664)	(297,495)	(103,389)	(28,218)	(1,853,106)	(3,462,317)	(21,117,727)	(18,204,125)

Ending units	537,328	791,274	–	101,828	2,832,247	3,827,015	44,544,149	57,892,321

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		DryVAppS		DryVDevLd		DryVIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$540,430	610,594	(17,629)	(17,996)	(4,209)	(5,658)	1,094	276
Realized gain (loss) on investments	11,774,366	7,238,589	258,187	169,107	3,995	3,146	15,053	27,133
Change in unrealized gain (loss) on investments	(5,533,266)	10,757,414	(71,823)	339,376	(127,018)	(27,915)	(66,734)	28,967
Reinvested capital gains	–	–	–	–	62,765	39,666	63,897	37,928

Net increase (decrease) in contract owners’ equity resulting from operations	6,781,530	18,606,597	168,735	490,487	(64,467)	9,239	13,310	94,304

Equity transactions:
Purchase payments received from contract owners (note 3)	1,915,852	2,578,680	59,474	149,669	30,350	23,608	–	–
Transfers between funds	(10,070,227)	(8,826,249)	(313,264)	(78,757)	(2,689)	2,992	–	–
Redemptions (note 3)	(22,712,531)	(25,926,972)	(307,546)	(331,216)	(7,233)	(4,641)	(9,935)	(46,703)
Annuity benefits	(88,596)	(65,449)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,678)	(5,748)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(81,449)	(117,995)	(3,240)	(6,010)	(122)	(59)	(130)	(477)
Adjustments to maintain reserves	732	5,698	(104)	(269)	(3)	(2)	398	(27)

Net equity transactions	(31,040,897)	(32,358,035)	(564,680)	(266,583)	20,303	21,898	(9,667)	(47,207)

Net change in contract owners’ equity	(24,259,367)	(13,751,438)	(395,945)	223,904	(44,164)	31,137	3,643	47,097
Contract owners’ equity beginning of period	128,084,844	141,836,282	3,894,443	3,670,539	497,921	466,784	503,070	455,973

Contract owners’ equity end of period	$103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921	506,713	503,070

CHANGES IN UNITS:
Beginning units	8,535,184	10,849,045	328,325	353,031	41,384	39,559	27,160	29,758

Units purchased	990,536	1,698,413	6,687	40,780	2,328	2,202	–	–
Units redeemed	(3,024,741)	(4,012,274)	(53,617)	(65,486)	(798)	(377)	(530)	(2,598)

Ending units	6,500,979	8,535,184	281,395	328,325	42,914	41,384	26,630	27,160

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedAmLeadS		FedCapApS		FedHiIncS		FedMrkOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,910)	(3,658)	(14,773)	(13,831)	292,821	327,825	305	(6,460)
Realized gain (loss) on investments	17,307	37,536	75,394	32,759	(64,522)	20,501	(23,092)	5,342
Change in unrealized gain (loss) on investments	(147,651)	(35,706)	23,990	116,905	(175,369)	65,808	(24,072)	25,995
Reinvested capital gains	66,416	82,521	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(67,838)	80,693	84,611	135,833	52,930	414,134	(46,859)	24,877

Equity transactions:
Purchase payments received from contract owners (note 3)	771	860	17,083	57,615	52,160	125,555	106,793	75,046
Transfers between funds	(57,876)	(67,028)	(62,835)	(89,865)	(250,546)	(115,058)	317,013	1,106,318
Redemptions (note 3)	(13,563)	(31,673)	(82,609)	(35,506)	(357,331)	(611,536)	(319,675)	(40,043)
Annuity benefits	–	–	–	–	(148)	(194)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(13)	(6)
Contingent deferred sales charges (note 2)	(276)	(322)	(1,480)	(391)	(3,596)	(7,348)	(44)	(71)
Adjustments to maintain reserves	(36)	(32)	(13)	(106)	(313)	(922)	(58)	(38)

Net equity transactions	(70,980)	(98,195)	(129,854)	(68,253)	(559,774)	(609,503)	104,016	1,141,206

Net change in contract owners’ equity	(138,818)	(17,502)	(45,243)	67,580	(506,844)	(195,369)	57,157	1,166,083
Contract owners’ equity beginning of period	626,940	644,442	1,115,659	1,048,079	5,134,221	5,329,590	1,166,083	–

Contract owners’ equity end of period	$488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221	1,223,240	1,166,083

CHANGES IN UNITS:
Beginning units	49,357	58,134	94,849	101,179	381,404	429,576	113,120	–

Units purchased	1,415	5,028	2,993	5,694	108,684	48,007	239,235	179,085
Units redeemed	(7,283)	(13,805)	(13,295)	(12,024)	(150,761)	(96,179)	(230,410)	(65,965)

Ending units	43,489	49,357	84,547	94,849	339,327	381,404	121,945	113,120

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FedQualBdS		FidVIPEIS		FidVIPEIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,195,488	8,866,003	251,688	197,678	2,554,331	15,403,316	(53,081)	185,854
Realized gain (loss) on investments	(376,559)	989,122	(68,337)	(138,651)	36,448,640	12,099,854	1,155,429	630,460
Change in unrealized gain (loss) on investments	1,071,128	(2,230,701)	96,063	128,189	(84,991,989)	13,001,591	(2,386,753)	(112,135)
Reinvested capital gains	–	–	–	–	54,024,702	95,223,574	1,302,143	1,982,765

Net increase (decrease) in contract owners’ equity resulting from operations	9,890,057	7,624,424	279,414	187,216	8,035,684	135,728,335	17,738	2,686,944

Equity transactions:
Purchase payments received from contract owners (note 3)	4,917,921	5,961,978	70,469	184,860	12,521,860	14,731,729	197,401	378,934
Transfers between funds	(3,807,060)	(28,388,474)	(204,952)	(126,418)	(49,371,783)	(25,488,597)	(1,113,334)	(398,585)
Redemptions (note 3)	(43,202,775)	(38,735,418)	(908,132)	(934,878)	(138,499,789)	(126,111,549)	(1,332,582)	(840,200)
Annuity benefits	(104,918)	(112,350)	(554)	(761)	(266,993)	(213,877)	–	–
Annual contract maintenance charges (note 2)	(2,267)	(2,913)	–	–	(10,007)	(10,842)	–	–
Contingent deferred sales charges (note 2)	(243,353)	(350,658)	(13,876)	(9,974)	(568,511)	(873,633)	(22,133)	(10,758)
Adjustments to maintain reserves	7,285	15,852	(630)	(2,748)	73,443	76,635	(302)	(853)

Net equity transactions	(42,435,167)	(61,611,983)	(1,057,675)	(889,919)	(176,121,780)	(137,890,134)	(2,270,950)	(871,462)

Net change in contract owners’ equity	(32,545,110)	(53,987,559)	(778,261)	(702,703)	(168,086,096)	(2,161,799)	(2,253,212)	1,815,482
Contract owners’ equity beginning of period	268,042,958	322,030,517	9,268,271	9,970,974	805,865,456	808,027,255	17,476,446	15,660,964

Contract owners’ equity end of period	$235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456	15,223,234	17,476,446

CHANGES IN UNITS:
Beginning units	19,923,851	24,642,363	826,174	906,385	45,771,858	54,528,487	1,257,321	1,326,705

Units purchased	3,270,121	1,951,744	47,359	103,654	6,121,347	4,547,326	57,702	118,936
Units redeemed	(6,425,044)	(6,670,256)	(140,296)	(183,865)	(15,821,239)	(13,303,955)	(213,616)	(188,320)

Ending units	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858	1,101,407	1,257,321

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrS		FidVIPGrS2		FidVIPHIS		FidVIPHISR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,228,723)	(4,167,155)	(81,802)	(95,599)	7,835,048	12,919,897	2,420,731	–
Realized gain (loss) on investments	17,271,570	(14,229,939)	655,985	247,854	2,510,773	(4,442,921)	(628,516)	–
Change in unrealized gain (loss) on investments	80,606,095	42,655,600	629,579	119,400	(6,673,122)	11,317,675	(2,270,710)	–
Reinvested capital gains	350,443	–	3,684	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	95,999,385	24,258,506	1,207,446	271,655	3,672,699	19,794,651	(478,495)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,293,261	9,371,171	70,742	110,551	1,785,096	3,552,051	1,467,582	–
Transfers between funds	(10,197,452)	(40,807,660)	(450,793)	(62,501)	(59,267,618)	(5,594,088)	33,545,959	–
Redemptions (note 3)	(93,739,500)	(76,806,888)	(656,962)	(463,136)	(35,930,478)	(39,899,699)	(4,348,052)	–
Annuity benefits	(114,156)	(92,795)	–	–	(48,241)	(58,997)	–	–
Annual contract maintenance charges (note 2)	(17,295)	(20,017)	–	–	(2,479)	(2,800)	(78)	–
Contingent deferred sales charges (note 2)	(312,515)	(566,079)	(12,426)	(7,474)	(115,336)	(240,826)	(13,227)	–
Adjustments to maintain reserves	11,565	36,778	(239)	(344)	979	24,295	11,831	–

Net equity transactions	(97,076,092)	(108,885,490)	(1,049,678)	(422,904)	(93,578,077)	(42,220,064)	30,664,015	–

Net change in contract owners’ equity	(1,076,707)	(84,626,984)	157,768	(151,249)	(89,905,378)	(22,425,413)	30,185,520	–
Contract owners’ equity beginning of period	429,544,896	514,171,880	5,765,569	5,916,818	206,623,312	229,048,725	–	–

Contract owners’ equity end of period	$428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312	30,185,520	–

CHANGES IN UNITS:
Beginning units	33,064,556	41,679,172	544,353	584,358	18,673,694	22,786,741	–	–

Units purchased	7,151,797	1,921,322	39,302	35,574	4,814,039	11,346,552	6,979,378	–
Units redeemed	(14,259,635)	(10,535,938)	(133,458)	(75,579)	(13,046,842)	(15,459,599)	(3,901,617)	–

Ending units	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694	3,077,761	–

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS		FidVIPOvS2R		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,131,429	(187,786)	120,905	(108,577)	1,992,856	(390,779)	(3,410,738)	(796,356)
Realized gain (loss) on investments	7,361,712	5,459,327	994,974	719,691	14,657,366	12,483,983	55,638,212	29,610,411
Change in unrealized gain (loss) on investments	(3,942,677)	3,833,602	(319,905)	767,562	(8,463,553)	3,232,981	(123,508,728)	(13,800,683)
Reinvested capital gains	4,126,563	405,385	727,488	61,215	7,225,936	670,331	198,370,523	70,334,936

Net increase (decrease) in contract owners’ equity resulting from operations	8,677,027	9,510,528	1,523,462	1,439,891	15,412,605	15,996,516	127,089,269	85,348,308

Equity transactions:
Purchase payments received from contract owners (note 3)	146,212	157,099	127,264	168,329	3,042,682	3,911,467	19,820,622	25,741,947
Transfers between funds	(3,964,124)	(3,885,735)	(3,163)	(13,429)	(4,876,165)	71,041	(33,053,375)	5,826,534
Redemptions (note 3)	(12,638,948)	(10,757,311)	(712,202)	(550,346)	(18,834,024)	(14,258,567)	(165,924,464)	(140,024,654)
Annuity benefits.	(25,708)	(21,311)	(208)	(235)	(47,295)	(34,366)	(400,657)	(303,254)
Annual contract maintenance charges (note 2)	(798)	(939)	–	–	(1,636)	(1,483)	(24,778)	(26,249)
Contingent deferred sales charges (note 2)	(24,253)	(59,816)	(6,921)	(9,646)	(101,448)	(117,709)	(624,114)	(969,211)
Adjustments to maintain reserves	3,849	10,700	(530)	(1,273)	5,451	17,655	61,533	127,256

Net equity transactions	(16,503,770)	(14,557,313)	(595,760)	(406,600)	(20,812,435)	(10,411,962)	(180,145,233)	(109,627,631)

Net change in contract owners’ equity	(7,826,743)	(5,046,785)	927,702	1,033,291	(5,399,830)	5,584,554	(53,055,964)	(24,279,323)
Contract owners’ equity beginning of period	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945	868,731,485	893,010,808

Contract owners’ equity end of period	$52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499	815,675,521	868,731,485

CHANGES IN UNITS:
Beginning units	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794	42,459,981	48,190,974

Units purchased	424,763	11,538	63,854	76,264	1,874,697	1,983,837	7,484,045	7,305,460
Units redeemed	(1,293,314)	(951,036)	(97,687)	(103,730)	(3,036,355)	(2,648,950)	(15,817,847)	(13,036,453)

Ending units	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681	34,126,179	42,459,981

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(219,506)	(151,231)	1,760,430	1,301,026	(640,795)	(287,137)	(214,865)	(99,408)
Realized gain (loss) on investments	1,160,511	1,173,299	(644,233)	(984,322)	2,879,230	(4,212,822)	740,316	(35,841)
Change in unrealized gain (loss) on investments	(3,215,038)	(909,351)	723,507	1,379,282	9,243,801	6,640,028	1,503,027	1,336,931
Reinvested capital gains	5,088,027	1,524,461	–	122,570	–	–	2,557,199	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,813,994	1,637,178	1,839,704	1,818,556	11,482,236	2,140,069	4,585,677	1,201,682

Equity transactions:
Purchase payments received from contract owners (note 3)	300,440	537,227	2,683,968	3,344,169	709,776	1,928,004	1,926,850	849,455
Transfers between funds	421,425	63,494	12,496,952	15,400,668	(3,260,017)	(4,648,067)	19,498,426	22,533,031
Redemptions (note 3)	(1,570,434)	(1,236,628)	(12,766,010)	(7,434,620)	(13,998,348)	(15,900,600)	(5,763,293)	(893,442)
Annuity benefits	(5,649)	–	(94,354)	(48,909)	(7,065)	(18,719)	(132)	–
Annual contract maintenance charges (note 2)	–	–	(1,235)	(1,015)	(1,372)	(1,625)	(574)	(85)
Contingent deferred sales charges (note 2)	(26,135)	(19,227)	(68,052)	(67,393)	(27,830)	(68,929)	(17,551)	(5,107)
Adjustments to maintain reserves	228	(929)	3,017	(340)	(127)	3,628	(1,553)	1,041

Net equity transactions	(880,125)	(656,063)	2,254,286	11,192,560	(16,584,983)	(18,706,308)	15,642,173	22,484,893

Net change in contract owners’ equity	1,933,869	981,115	4,093,990	13,011,116	(5,102,747)	(16,566,239)	20,227,850	23,686,575
Contract owners’ equity beginning of period	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395	23,686,575	–

Contract owners’ equity end of period	$20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156	43,914,425	23,686,575

CHANGES IN UNITS:
Beginning units	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186	2,219,901	–

Units purchased	92,277	161,648	3,651,172	3,790,753	863,866	629,952	3,317,381	2,714,676
Units redeemed	(149,822)	(207,168)	(3,422,670)	(2,841,359)	(2,304,250)	(2,482,045)	(1,816,515)	(494,775)

Ending units	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093	3,720,767	2,219,901

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2		FidVIPEnergyS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(211,488)	(229,413)	(181,703)	(253,802)	(37,720)	(39,782)	(286,047)	9,048
Realized gain (loss) on investments	1,008,359	857,802	(86,025)	(805,882)	44,487	72,039	237,471	(324,363)
Change in unrealized gain (loss) on investments	(278,986)	(896,562)	(2,394,451)	(1,637,486)	(210,336)	(136,469)	7,529,881	(1,201,637)
Reinvested capital gains	1,380,394	1,638,948	4,362,170	8,072,471	312,066	457,279	1,805,107	1,452,792

Net increase (decrease) in contract owners’ equity resulting from operations	1,898,279	1,370,775	1,699,991	5,375,301	108,497	353,067	9,286,412	(64,160)

Equity transactions:
Purchase payments received from contract owners (note 3)	550,779	891,941	1,167,210	1,381,621	48,288	70,934	1,482,882	740,354
Transfers between funds	(4,350)	445,993	(175,347)	(7,867,413)	(79,574)	(16,219)	28,445,837	11,557,385
Redemptions (note 3)	(896,779)	(926,839)	(7,160,626)	(6,405,537)	(228,538)	(215,408)	(3,304,404)	(733,084)
Annuity benefits	(107,323)	(49,870)	(37,238)	(40,237)	–	–	(12,229)	(7,066)
Annual contract maintenance charges (note 2)	3	–	(959)	(1,055)	–	–	(477)	(49)
Contingent deferred sales charges (note 2)	(7,790)	(14,540)	(36,299)	(67,825)	(4,498)	(4,894)	(17,946)	(6,458)
Adjustments to maintain reserves	(6,060)	1,333	4,707	7,687	(92)	(217)	(4,930)	893

Net equity transactions	(471,520)	348,018	(6,238,552)	(12,992,759)	(264,414)	(165,804)	26,588,733	11,551,975

Net change in contract owners’ equity	1,426,759	1,718,793	(4,538,561)	(7,617,458)	(155,917)	187,263	35,875,145	11,487,815
Contract owners’ equity beginning of period	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222	11,522,607	34,792

Contract owners’ equity end of period	$15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485	47,397,752	11,522,607

CHANGES IN UNITS:
Beginning units	726,383	734,732	2,381,904	3,312,290	189,220	200,980	1,092,891	2,596

Units purchased	59,779	106,190	2,023,381	1,269,904	8,938	17,645	3,767,516	1,685,712
Units redeemed	(97,894)	(114,539)	(2,409,353)	(2,200,290)	(25,471)	(29,405)	(1,630,250)	(595,417)

Ending units	688,268	726,383	1,995,932	2,381,904	172,687	189,220	3,230,157	1,092,891

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S		FidVIPFree20S2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$122,170	31,507	307	273	82,993	21,804	54	21
Realized gain (loss) on investments	224,296	172	689	245	155,588	6,903	510	72
Change in unrealized gain (loss) on investments	(163,826)	64,967	555	1,894	(116,743)	91,575	1,011	1,892
Reinvested capital gains	171,937	11,260	947	156	167,824	19,191	1,338	306

Net increase (decrease) in contract owners’ equity resulting from operations	354,577	107,906	2,498	2,568	289,662	139,473	2,913	2,291

Equity transactions:
Purchase payments received from contract owners (note 3)	936,679	201,427	–	28,000	656,119	223,651	9,979	29,390
Transfers between funds	6,710,517	2,369,899	–	–	4,219,388	1,944,228	–	–
Redemptions (note 3)	(2,343,580)	(16,644)	(1,584)	(1,431)	(703,545)	(125,321)	–	–
Annuity benefits	(1,345)	–	(3,920)	(2,664)	(3,015)	–	(3,950)	(1,723)
Annual contract maintenance charges (note 2)	(25)	(4)	–	–	(157)	–	–	–
Contingent deferred sales charges (note 2)	(3,638)	–	–	–	(4,243)	(1,970)	–	–
Adjustments to maintain reserves	(34)	151	291	159	(256)	(7)	569	205

Net equity transactions	5,298,574	2,554,829	(5,213)	24,064	4,164,291	2,040,581	6,598	27,872

Net change in contract owners’ equity	5,653,151	2,662,735	(2,715)	26,632	4,453,953	2,180,054	9,511	30,163
Contract owners’ equity beginning of period	2,662,735	–	36,739	10,107	2,180,054	–	34,337	4,174

Contract owners’ equity end of period	$8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054	43,848	34,337

CHANGES IN UNITS:
Beginning units	238,181	–	3,171	944	203,073	–	2,852	379

Units purchased	837,524	239,862	–	2,511	539,686	221,050	680	2,610
Units redeemed	(358,207)	(1,681)	(428)	(284)	(181,480)	(17,977)	(150)	(137)

Ending units	717,498	238,181	2,743	3,171	561,279	203,073	3,382	2,852

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree30S		FidVIPFree30S2		FICoreEq		FHCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$45,184	10,338	2,404	(53)	–	(1,413)	–	(1,050)
Realized gain (loss) on investments	49,357	104	3,869	308	–	1,300	–	37,284
Change in unrealized gain (loss) on investments	(62,754)	27,087	(3,817)	7,368	–	(128,389)	–	(237,567)
Reinvested capital gains	111,626	9,449	12,384	1,621	–	141,045	–	313,092

Net increase (decrease) in contract owners’ equity resulting from operations	143,413	46,978	14,840	9,244	–	12,543	–	111,759

Equity transactions:
Purchase payments received from contract owners (note 3)	705,561	119,997	235,736	152,597	–	271	–	–
Transfers between funds	2,211,292	786,181	–	–	–	(1,414,115)	–	(584,537)
Redemptions (note 3)	(375,554)	(5,000)	(10,581)	(1,201)	–	(504,621)	–	(793,051)
Annuity benefits	–	–	(22,622)	(6,796)	–	–	–	–
Annual contract maintenance charges (note 2)	(345)	(1)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,124)	(9)	–	–	–	(221)	–	(160)
Adjustments to maintain reserves	(92)	40	1,230	518	–	(39)	–	23

Net equity transactions	2,533,738	901,208	203,763	145,118	–	(1,918,725)	–	(1,377,725)

Net change in contract owners’ equity	2,677,151	948,186	218,603	154,362	–	(1,906,182)	–	(1,265,966)
Contract owners’ equity beginning of period	948,186	–	158,537	4,175	–	1,906,182	–	1,265,966

Contract owners’ equity end of period	$3,625,337	948,186	377,140	158,537	–	–	–	–

CHANGES IN UNITS:
Beginning units	85,992	–	12,830	372	–	199,531	–	89,067

Units purchased	259,751	86,721	16,966	13,078	–	282	–	11
Units redeemed	(44,429)	(729)	(1,864)	(620)	–	(199,813)	–	(89,078)

Ending units	301,314	85,992	27,932	12,830	–	–	–	–

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$83,453	(11,916)	665	14	113,104	(12,574)	287,909	5,940
Realized gain (loss) on investments	1,061,894	(54,790)	6,423	4,825	197,558	22,978	422,029	(17,733)
Change in unrealized gain (loss) on investments	1,028,517	691,114	1,933	13,451	570,989	516,067	1,282,486	529,690
Reinvested capital gains	859,693	–	4,475	–	540,392	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,033,557	624,408	13,496	18,290	1,422,043	526,471	1,992,424	517,897

Equity transactions:
Purchase payments received from contract owners (note 3)	437,882	143,504	–	–	797,172	378,939	1,227,438	385,380
Transfers between funds	17,069,269	5,481,090	–	–	7,732,645	5,152,453	21,451,699	11,345,706
Redemptions (note 3)	(2,250,179)	(240,282)	(783)	(677)	(1,495,455)	(135,646)	(3,392,114)	(419,513)
Annuity benefits	(29,197)	(19,391)	(15,601)	(13,725)	(34,921)	(29,736)	(12,775)	(8,867)
Annual contract maintenance charges (note 2)	(124)	(1)	–	–	(179)	(8)	(41)	(6)
Contingent deferred sales charges (note 2)	(10,196)	(4,599)	–	–	(9,010)	(1,039)	(9,595)	(3,061)
Adjustments to maintain reserves	(1,886)	730	747	562	1,393	1,312	(2,006)	698

Net equity transactions	15,215,569	5,361,051	(15,637)	(13,840)	6,991,645	5,366,275	19,262,606	11,300,337

Net change in contract owners’ equity	18,249,126	5,985,459	(2,141)	4,450	8,413,688	5,892,746	21,255,030	11,818,234
Contract owners’ equity beginning of period	6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

Contract owners’ equity end of period	$24,382,734	6,133,608	102,271	104,412	14,705,701	6,292,013	33,144,739	11,889,709

CHANGES IN UNITS:
Beginning units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

Units purchased	2,240,638	593,554	–	–	967,439	537,294	2,734,673	1,273,309
Units redeemed	(1,094,788)	(121,373)	(901)	(948)	(378,057)	(64,183)	(990,455)	(174,267)

Ending units	1,629,698	483,848	5,496	6,397	1,094,763	505,381	2,850,554	1,106,336

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPIncSec2		FrVIPRisDiv2		FrVIPSCapV2		JAspBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,421,570	(64,149)	10,210	(5,248)	(96,419)	(60,718)	259	327
Realized gain (loss) on investments	1,668,150	3,308	50,991	21,704	462,702	386,792	4,089	4,370
Change in unrealized gain (loss) on investments	(2,690,240)	2,016,503	(125,339)	154,512	(3,056,983)	949,241	(1,188)	101
Reinvested capital gains	395,282	7,914	18,291	6,863	1,430,708	44,120	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	794,762	1,963,576	(45,847)	177,831	(1,259,992)	1,319,435	3,160	4,798

Equity transactions:
Purchase payments received from contract owners (note 3)	5,629,647	2,053,170	(17)	322,881	781,542	317,796	–	–
Transfers between funds	27,746,873	34,352,694	(89,572)	69,656	7,384,923	13,092,836	(19,067)	(34,519)
Redemptions (note 3)	(10,560,479)	(1,218,614)	(34,203)	(38,098)	(3,582,692)	(1,193,387)	(2,100)	(2,045)
Annuity benefits	(64,945)	(6,254)	(90,563)	(92,944)	(43,267)	(35,313)	(367)	(1,059)
Annual contract maintenance charges (note 2)	(292)	(51)	(7)	2	(129)	(17)	–	–
Contingent deferred sales charges (note 2)	(15,807)	(3,185)	(482)	(666)	(13,509)	(14,288)	–	–
Adjustments to maintain reserves	3,402	1,127	5,030	1,991	(3,071)	2,521	56	71

Net equity transactions	22,738,399	35,178,887	(209,814)	262,822	4,523,797	12,170,148	(21,478)	(37,552)

Net change in contract owners’ equity	23,533,161	37,142,463	(255,661)	440,653	3,263,805	13,489,583	(18,318)	(32,754)
Contract owners’ equity beginning of period	37,142,463	–	1,376,537	935,884	13,907,748	418,165	50,931	83,685

Contract owners’ equity end of period	$60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	32,613	50,931

CHANGES IN UNITS:
Beginning units	3,299,693	–	106,400	82,712	1,233,894	29,831	3,983	7,136

Units purchased	5,755,834	3,705,062	–	29,617	1,720,511	1,867,448	–	–
Units redeemed	(3,812,394)	(405,369)	(16,180)	(5,929)	(1,339,384)	(663,385)	(1,641)	(3,153)

Ending units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	2,342	3,983

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspGlTechS2		JAspGlTechS		JAspRMgCore
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,254,224)	(2,406,988)	(181,130)	(255,508)	(336,667)	(525,508)	(27,699)	(44,701)
Realized gain (loss) on investments	39,533,507	12,994,935	2,649,014	2,142,922	2,036,062	(235,778)	8,047	(285,906)
Change in unrealized gain (loss) on investments	28,781,149	4,701,676	1,128,863	(592,503)	5,458,414	3,323,898	135,140	359,109
Reinvested capital gains	–	–	–	–	–	–	32,196	271,037

Net increase (decrease) in contract owners’ equity resulting from operations	66,060,432	15,289,623	3,596,747	1,294,911	7,157,809	2,562,612	147,684	299,539

Equity transactions:
Purchase payments received from contract owners (note 3)	3,935,209	4,104,565	978,201	1,455,258	205,230	189,563	206,711	93,016
Transfers between funds	7,390,211	(19,845,986)	(736,230)	(835,564)	(3,319,995)	(3,405,665)	(60,266)	(1,106,546)
Redemptions (note 3)	(47,693,850)	(26,989,749)	(3,748,965)	(2,669,566)	(9,494,442)	(4,938,822)	(597,532)	(674,533)
Annuity benefits	(30,133)	(24,512)	–	(43)	(2,948)	(2,063)	–	–
Annual contract maintenance charges (note 2)	(4,004)	(4,554)	(509)	(571)	(1,708)	(1,954)	(1)	–
Contingent deferred sales charges (note 2)	(181,896)	(326,390)	(21,198)	(36,086)	(34,215)	(76,614)	(2,662)	(4,441)
Adjustments to maintain reserves	(219,400)	28,792	(319)	2,973	600	9,834	(23)	301

Net equity transactions	(36,803,863)	(43,057,834)	(3,529,020)	(2,083,599)	(12,647,478)	(8,225,721)	(453,773)	(1,692,203)

Net change in contract owners’ equity	29,256,569	(27,768,211)	67,727	(788,688)	(5,489,669)	(5,663,109)	(306,089)	(1,392,664)
Contract owners’ equity beginning of period	208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

Contract owners’ equity end of period	$237,543,444	208,286,875	19,686,825	19,619,098	34,810,960	40,300,629	3,150,367	3,456,456

CHANGES IN UNITS:
Beginning units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

Units purchased	10,875,168	1,601,983	651,974	515,246	2,918,408	21,846	95,551	222,772
Units redeemed	(12,636,449)	(6,230,204)	(928,182)	(692,641)	(5,877,922)	(2,211,534)	(122,227)	(331,068)

Ending units	19,196,350	20,957,631	1,356,019	1,632,227	7,228,127	10,187,641	177,353	204,029

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGroS2		JAspIntGroS		JPM2MdCap		LBTShrtDBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,292,363)	1,129,498	(1,206,071)	919,714	(99,901)	(290,695)	834,075	989,766
Realized gain (loss) on investments	29,137,711	15,143,843	31,399,487	13,755,541	2,908,772	4,058,511	149,277	(839,339)
Change in unrealized gain (loss) on investments	10,672,374	26,054,523	8,405,584	40,796,966	(3,597,345)	2,299,089	877,204	1,389,899
Reinvested capital gains	–	–	–	–	1,730,987	1,362,877	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,517,722	42,327,864	38,599,000	55,472,221	942,513	7,429,782	1,860,556	1,540,326

Equity transactions:
Purchase payments received from contract owners (note 3)	6,208,609	5,060,769	1,116,075	1,072,474	15,657	842,893	1,356,051	1,572,845
Transfers between funds	7,985,870	33,665,762	(12,310,196)	(9,051,809)	(8,655,421)	(21,423,744)	7,232,407	9,859,513
Redemptions (note 3)	(27,539,624)	(13,234,626)	(37,478,420)	(17,734,041)	(6,389,387)	(6,913,399)	(10,013,420)	(7,142,141)
Annuity benefits	(56,337)	(5,691)	(27,391)	(25,888)	(4,435)	(2,660)	(28,638)	(26,581)
Annual contract maintenance charges (note 2)	(2,222)	(1,510)	(4,888)	(4,878)	(632)	(1,025)	(581)	(437)
Contingent deferred sales charges (note 2)	(142,254)	(159,657)	(100,108)	(231,325)	(27,973)	(59,868)	(29,005)	(48,704)
Adjustments to maintain reserves	16,992	62,619	(174,419)	101,628	652	4,449	614	(2,522)

Net equity transactions	(13,528,966)	25,387,666	(48,979,347)	(25,873,839)	(15,061,539)	(27,553,354)	(1,482,572)	4,211,973

Net change in contract owners’ equity	24,988,756	67,715,530	(10,380,347)	29,598,382	(14,119,026)	(20,123,572)	377,984	5,752,299
Contract owners’ equity beginning of period	153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	52,843,411	47,091,112

Contract owners’ equity end of period	$178,522,653	153,533,897	154,316,456	164,696,803	28,810,043	42,929,069	53,221,395	52,843,411

CHANGES IN UNITS:
Beginning units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	5,053,380	4,630,463

Units purchased	3,423,449	4,361,654	3,056,452	137,252	260,865	623,424	3,239,415	3,450,495
Units redeemed	(3,993,448)	(3,091,047)	(4,775,419)	(2,061,517)	(1,282,976)	(2,726,465)	(3,365,688)	(3,027,578)

Ending units	6,157,632	6,727,631	8,694,808	10,413,775	2,001,101	3,023,212	4,927,107	5,053,380

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT– 9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValueS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,279)	(3,456)	(58,305)	(61,667)	(27,898)	(29,938)	(196,245)	(140,047)
Realized gain (loss) on investments	9,838	6,557	244,337	200,500	145,276	129,194	1,422,814	839,826
Change in unrealized gain (loss) on investments	18,733	12,987	(64,283)	(235,436)	(212,777)	38,043	257,937	2,278,290
Reinvested capital gains	–	–	120,578	115,634	108,508	30,785	664,222	128,962

Net increase (decrease) in contract owners’ equity resulting from operations	25,292	16,088	242,327	19,031	13,109	168,084	2,148,728	3,107,031

Equity transactions:
Purchase payments received from contract owners (note 3)	(12)	9,287	39,505	48,210	48,139	8,573	817,094	416,019
Transfers between funds	(1,863)	(12,042)	(230,139)	(90,331)	(101,197)	(74,349)	13,172,545	25,700,300
Redemptions (note 3)	(15,419)	(11,567)	(323,014)	(306,767)	(273,163)	(189,760)	(5,279,336)	(1,089,687)
Annuity benefits	(8,865)	(8,848)	–	–	–	–	(28,912)	(17,931)
Annual contract maintenance charges (note 2)	–	(8)	–	–	–	–	(149)	(10)
Contingent deferred sales charges (note 2)	(405)	(224)	(3,957)	(5,832)	(5,360)	(2,631)	(31,775)	(12,805)
Adjustments to maintain reserves	(12,177)	(1,832)	(131)	(225)	(16,155)	62,540	1,827	1,772

Net equity transactions	(38,741)	(25,234)	(517,736)	(354,945)	(347,736)	(195,627)	8,651,294	24,997,658

Net change in contract owners’ equity	(13,449)	(9,146)	(275,409)	(335,914)	(334,627)	(27,543)	10,800,022	28,104,689
Contract owners’ equity beginning of period	275,266	284,412	3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384

Contract owners’ equity end of period	$261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

CHANGES IN UNITS:
Beginning units	23,107	25,301	304,947	337,675	143,980	162,284	2,656,741	311,423

Units purchased	–	879	7,373	14,541	7,203	7,389	2,089,365	2,704,569
Units redeemed	(3,065)	(3,073)	(52,583)	(47,269)	(36,240)	(25,693)	(1,357,734)	(359,251)

Ending units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$432,360	281,463	2,047,545	20,232	372,844	(50,005)	49,505	–
Realized gain (loss) on investments	749,941	1,569	196,708	1,855	1,137,658	12,674	(19,080)	–
Change in unrealized gain (loss) on investments	(36,834)	870,806	(1,750,119)	303,017	1,367,005	1,436,237	(262,412)	–
Reinvested capital gains	20,716	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,166,183	1,153,838	494,134	325,104	2,877,507	1,398,906	(231,987)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	4,262,092	1,552,911	1,825,998	635,935	1,559,896	525,261	630,472	–
Transfers between funds	28,667,706	20,134,746	28,281,851	12,946,095	13,784,728	16,917,061	5,830,679	–
Redemptions (note 3)	(7,245,537)	(871,953)	(4,173,458)	(537,611)	(4,244,607)	(544,373)	(376,792)	–
Annuity benefits	(34,481)	(3,758)	(16,774)	(617)	(8,246)	(1,393)	(10,126)	–
Annual contract maintenance charges (note 2)	(297)	(39)	(83)	(6)	(322)	(30)	–	–
Contingent deferred sales charges (note 2)	(31,306)	(3,010)	(10,735)	(5,860)	(12,511)	(4,746)	(1,101)	–
Adjustments to maintain reserves	1,444	6,579	391	7,997	1,202	654	215	–

Net equity transactions	25,619,621	20,815,476	25,907,190	13,045,933	11,080,140	16,892,434	6,073,347	–

Net change in contract owners’ equity	26,785,804	21,969,314	26,401,324	13,371,037	13,957,647	18,291,340	5,841,360	–
Contract owners’ equity beginning of period	21,969,314	–	13,371,037	–	18,291,340	–	–	–

Contract owners’ equity end of period	$48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	5,841,360	–

CHANGES IN UNITS:
Beginning units	2,062,762	–	1,263,418	–	1,678,343	–	–	–

Units purchased	3,831,102	2,176,136	4,022,920	1,442,263	2,191,970	1,849,586	642,253	–
Units redeemed	(1,566,798)	(113,374)	(1,606,100)	(178,845)	(1,260,850)	(171,243)	(105,195)	–

Ending units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	537,058	–

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(195,151)	44,135	4,948,461	6,265,702	2,910,185	2,876,032	(24,902)	(21,900)
Realized gain (loss) on investments	830,095	(42,679)	84,780	(884,821)	702,775	(144,902)	883,589	512,472
Change in unrealized gain (loss) on investments	1,970,600	1,200,909	(3,186,672)	3,854,809	(2,493,547)	1,689,520	450,855	834,749
Reinvested capital gains	9,101	–	–	–	–	–	541,784	52,364

Net increase (decrease) in contract owners’ equity resulting from operations	2,614,645	1,202,365	1,846,569	9,235,690	1,119,413	4,420,650	1,851,326	1,377,685

Equity transactions:
Purchase payments received from contract owners (note 3)	2,588,825	1,068,070	113,592	219,079	2,122,153	2,520,584	66,464	49,403
Transfers between funds	15,886,682	20,231,094	(9,369,782)	(18,199,879)	(11,906,431)	16,001,942	(209,181)	(412,045)
Redemptions (note 3)	(4,817,965)	(664,907)	(17,692,042)	(17,967,923)	(8,303,489)	(4,978,385)	(851,709)	(588,119)
Annuity benefits	(29,369)	(2,975)	(37,544)	(42,733)	(20,403)	(11,411)	(9,263)	(7,976)
Annual contract maintenance charges (note 2)	(645)	(32)	(885)	(1,067)	(371)	(345)	(247)	(256)
Contingent deferred sales charges (note 2)	(19,704)	(3,398)	(70,650)	(102,509)	(40,998)	(43,300)	(7,010)	(6,092)
Adjustments to maintain reserves	656	(110)	1,708	5,218	957	2,857	633	1,995

Net equity transactions	13,608,480	20,627,742	(27,055,603)	(36,089,814)	(18,148,582)	13,491,942	(1,010,313)	(963,090)

Net change in contract owners’ equity	16,223,125	21,830,107	(25,209,034)	(26,854,124)	(17,029,169)	17,912,592	841,013	414,595
Contract owners’ equity beginning of period	21,830,107	–	95,696,999	122,551,123	57,856,206	39,943,614	4,891,234	4,476,639

Contract owners’ equity end of period	$38,053,232	21,830,107	70,487,965	95,696,999	40,827,037	57,856,206	5,732,247	4,891,234

CHANGES IN UNITS:
Beginning units	2,097,865	–	6,422,082	8,998,545	5,044,302	3,808,514	210,317	260,253

Units purchased	2,362,729	2,379,981	394,517	23,004	3,330,694	3,621,782	28,428	10,359
Units redeemed	(1,201,984)	(282,116)	(2,188,776)	(2,599,467)	(4,920,000)	(2,385,994)	(69,892)	(60,295)

Ending units	3,258,610	2,097,865	4,627,823	6,422,082	3,454,996	5,044,302	168,853	210,317

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITEmMrkts6		NVITGlUtl		NVITGlUtl3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(626,289)	(532,698)	(23,638)	(12,486)	945	847	394,654	420,614
Realized gain (loss) on investments	15,729,937	12,605,318	125,918	63,861	3,538	2,082	3,689,978	698,996
Change in unrealized gain (lodss) on investments	16,119,031	15,693,153	383,323	203,944	(5,576)	14,120	(4,768,299)	5,750,416
Reinvested capital gains	13,372,601	1,161,183	200,259	12,226	15,057	4,227	6,370,089	2,056,144

Net increase (decrease) in contract owners’ equity resulting from operations	44,595,280	28,926,956	685,862	267,545	13,964	21,276	5,686,422	8,926,170

Equity transactions:
Purchase payments received from contract owners (note 3)	3,191,107	3,268,178	24,002	113,938	–	–	846,953	414,552
Transfers between funds	14,178,994	955,967	395,367	538,433	–	–	(5,175,825)	9,984,626
Redemptions (note 3)	(19,619,437)	(14,113,819)	(56,108)	(125,025)	(7,663)	(6,475)	(5,608,395)	(3,863,873)
Annuity benefits	(80,825)	(16,872)	–	–	(1,441)	(1,185)	–	–
Annual contract maintenance charges (note 2)	(2,933)	(1,992)	–	–	1	–	(170)	(126)
Contingent deferred sales charges (note 2)	(112,508)	(123,670)	(223)	(2,435)	–	–	(25,888)	(30,785)
Adjustments to maintain reserves	6,817	38,607	(140)	(137)	510	328	3,065	7,814

Net equity transactions	(2,438,785)	(9,993,601)	362,898	524,774	(8,593)	(7,332)	(9,960,260)	6,512,208

Net change in contract owners’ equity	42,156,495	18,933,355	1,048,760	792,319	5,371	13,944	(4,273,838)	15,438,378
Contract owners’ equity beginning of period	114,212,156	95,278,801	1,391,052	598,733	74,779	60,835	38,016,144	22,577,766

Contract owners’ equity end of period	$156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779	33,742,306	38,016,144

CHANGES IN UNITS:
Beginning units	4,406,546	4,965,345	68,138	39,305	3,870	4,277	2,128,548	1,719,422

Units purchased	2,958,266	2,909,379	29,338	48,032	–	–	1,137,005	1,285,064
Units redeemed	(3,187,552)	(3,468,178)	(13,777)	(19,199)	(382)	(407)	(1,676,209)	(875,938)

Ending units	4,177,260	4,406,546	83,699	68,138	3,488	3,870	1,589,344	2,128,548

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntGro		NVITIntGro3		NVITWLead		NVITWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,069)	(1,021)	(452,323)	(53,522)	(147,315)	(60,631)	(164,493)	(50,550)
Realized gain (loss) on investments	201,830	170,797	4,584,636	3,821,189	3,736,220	3,419,760	4,911,810	1,931,292
Change in unrealized gain (loss) on investments	53,521	218,990	3,640,331	5,268,623	(130,923)	1,302,154	(1,154,698)	1,443,477
Reinvested capital gains	131,528	3,378	4,775,572	84,223	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	373,810	392,144	12,548,216	9,120,513	3,457,982	4,661,283	3,592,619	3,324,219

Equity transactions:
Purchase payments received from contract owners (note 3)	23,404	15,942	1,410,321	1,497,952	56,298	59,390	851,787	443,388
Transfers between funds	(67,667)	(44,591)	12,832,867	16,447,868	(930,037)	(1,583,663)	688,161	1,724,828
Redemptions (note 3)	(255,657)	(157,407)	(8,405,872)	(4,680,190)	(4,895,338)	(4,685,965)	(3,258,390)	(2,060,951)
Annuity benefits	(3,959)	(3,112)	–	–	(4,737)	(2,294)	(3,670)	(3,708)
Annual contract maintenance charges (note 2)	(72)	(75)	(652)	(394)	(391)	(438)	(272)	(182)
Contingent deferred sales charges (note 2)	(1,463)	(2,663)	(40,746)	(50,495)	(5,756)	(22,423)	(15,072)	(12,262)
Adjustments to maintain reserves	340	483	2,284	13,433	4,908	4,793	(690)	3,384

Net equity transactions	(305,074)	(191,423)	5,798,202	13,228,174	(5,775,053)	(6,230,600)	(1,738,146)	94,497

Net change in contract owners’ equity	68,736	200,721	18,346,418	22,348,687	(2,317,071)	(1,569,317)	1,854,473	3,418,716
Contract owners’ equity beginning of period	1,501,271	1,300,550	46,790,507	24,441,820	20,944,078	22,513,395	16,303,122	12,884,406
Contract owners’ equity end of period	$1,570,007	1,501,271	65,136,925	46,790,507	18,627,007	20,944,078	18,157,595	16,303,122

CHANGES IN UNITS:
Beginning units	121,194	138,198	2,362,026	1,621,932	1,244,511	1,665,870	716,442	703,872

Units purchased	17,772	16,605	1,699,486	2,073,825	114,545	3,994	762,925	419,176
Units redeemed	(38,653)	(33,609)	(1,448,670)	(1,333,731)	(428,124)	(425,353)	(806,557)	(406,606)

Ending units	100,313	121,194	2,612,842	2,362,026	930,932	1,244,511	672,810	716,442

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlFin		NVITGlFin3		NVITGlHlth		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$494	221	178,095	82,705	(1,201)	(1,261)	(285,034)	(368,337)
Realized gain (loss) on investments	1,209	1,703	(41,192)	976,858	683	54	798,208	(195,716)
Change in unrealized gain (loss) on investments	(5,539)	446	(1,585,437)	(209,404)	9,708	2,566	1,522,666	860,717
Reinvested capital gains	3,540	3,740	1,298,784	1,505,785	1,990	–	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	(296)	6,110	(149,750)	2,355,944	11,180	1,359	2,520,858	296,664

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	185,352	515,572	–	–	730,233	946,107
Transfers between funds	–	–	(2,571,964)	(73,448)	–	(797)	(3,550,278)	(4,162,397)
Redemptions (note 3)	(1,368)	(1,313)	(1,935,752)	(1,799,843)	(3,207)	(3,080)	(3,738,102)	(4,015,324)
Annuity benefits	(6,913)	(10,236)	(226)	–	(4,504)	(4,342)	(2,646)	(2,719)
Annual contract maintenance charges (note 2)	–	–	(97)	(118)	–	–	(537)	(500)
Contingent deferred sales charges (note 2)	–	–	(11,311)	(18,814)	–	–	(34,254)	(41,653)
Adjustments to maintain reserves	159	101	353	3,287	554	126	(428)	536

Net equity transactions	(8,122)	(11,448)	(4,333,645)	(1,373,364)	(7,157)	(8,093)	(6,596,012)	(7,275,950)

Net change in contract owners’ equity	(8,418)	(5,338)	(4,483,395)	982,580	4,023	(6,734)	(4,075,154)	(6,979,286)
Contract owners’ equity beginning of period	32,372	37,710	12,967,114	11,984,534	97,832	104,566	25,787,194	32,766,480

Contract owners’ equity end of period	$23,954	32,372	8,483,719	12,967,114	101,855	97,832	21,712,040	25,787,194

CHANGES IN UNITS:
Beginning units	1,731	2,396	674,775	740,148	7,575	8,212	1,954,346	2,518,573

Units purchased	–	–	290,942	652,190	–	–	583,689	692,790
Units redeemed	(420)	(665)	(514,426)	(717,563)	(517)	(637)	(1,068,461)	(1,257,017)

Ending units	1,311	1,731	451,291	674,775	7,058	7,575	1,469,574	1,954,346

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGvtBd2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(22,752)	(26,473)	(175,925)	(124,220)	14,794,727	14,884,807	330,743	298,170
Realized gain (loss) on investments	95,422	(17,065)	2,160,076	8,561	(9,152,537)	(7,179,392)	(169,817)	(203,158)
Change in unrealized gain (loss) on investments	261,196	237,683	371,664	1,194,051	20,496,127	(1,647,580)	518,902	(54,664)
Reinvested capital gains	–	–	–	–	–	4,089,356	–	116,491

Net increase (decrease) in contract owners’ equity resulting from operations	333,866	194,145	2,355,815	1,078,392	26,138,317	10,147,191	679,828	156,839

Equity transactions:
Purchase payments received from contract owners (note 3)	11,211	24,472	437,870	330,366	7,754,470	9,863,337	278,666	67,060
Transfers between funds	(259,332)	(395,267)	4,737,084	2,013,959	12,258,651	(13,946,978)	(270,235)	(330,450)
Redemptions (note 3)	(238,333)	(331,457)	(1,926,675)	(1,195,447)	(87,555,211)	(96,449,345)	(1,120,240)	(1,182,424)
Annuity benefits	–	(1,259)	(248)	(202)	(218,526)	(286,401)	(548)	(753)
Annual contract maintenance charges (note 2)	(154)	(182)	(401)	(352)	(6,533)	(7,514)	–	–
Contingent deferred sales charges (note 2)	(2,216)	(4,219)	(12,375)	(15,892)	(440,957)	(775,276)	(13,496)	(17,528)
Adjustments to maintain reserves	(98)	154	(141)	469	7,356	25,114	(769)	(5,230)

Net equity transactions	(488,922)	(707,758)	3,235,114	1,132,901	(68,200,750)	(101,577,063)	(1,126,622)	(1,469,325)

Net change in contract owners’ equity	(155,056)	(513,613)	5,590,929	2,211,293	(42,062,433)	(91,429,872)	(446,794)	(1,312,486)
Contract owners’ equity beginning of period	1,993,413	2,507,026	12,350,961	10,139,668	486,644,647	578,074,519	14,456,473	15,768,959

Contract owners’ equity end of period	$1,838,357	1,993,413	17,941,890	12,350,961	444,582,214	486,644,647	14,009,679	14,456,473

CHANGES IN UNITS:
Beginning units	572,880	788,346	1,016,600	916,675	34,986,437	42,401,094	1,305,790	1,433,490

Units purchased	66,951	6,067	1,233,110	798,536	9,628,365	5,166,947	93,376	98,204
Units redeemed	(184,208)	(221,533)	(1,007,170)	(698,611)	(14,626,464)	(12,581,604)	(192,891)	(225,904)

Ending units	455,623	572,880	1,242,540	1,016,600	29,988,338	34,986,437	1,206,275	1,305,790

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth		NVITIntIdx8		NVITIntVal2		NVITIntVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(560,757)	(707,507)	10,548	5,110	20	28	661,389	573,963
Realized gain (loss) on investments	9,137,544	2,338,198	107,203	10,218	115	89	5,244,748	3,000,126
Change in unrealized gain (loss) on investments	1,412,357	1,433,040	(92,487)	108,512	(396)	472	(9,243,878)	5,471,388
Reinvested capital gains	–	–	5,820	–	339	307	5,392,480	4,327,033

Net increase (decrease) in contract owners’ equity resulting from operations	9,989,144	3,063,731	31,084	123,840	78	896	2,054,739	13,372,510

Equity transactions:
Purchase payments received from contract owners (note 3)	1,101,010	1,596,628	140,604	54,675	–	–	2,181,825	1,895,565
Transfers between funds	(246,017)	(5,026,723)	3,099,542	1,275,851	–	–	(12,767,681)	17,355,746
Redemptions (note 3)	(14,494,175)	(14,615,663)	(288,943)	(152,502)	–	–	(12,372,041)	(7,582,238)
Annuity benefits	(11,732)	(20,253)	(7,397)	(3,591)	(391)	(361)	(166)	(112)
Annual contract maintenance charges (note 2)	(5,069)	(6,045)	(70)	(16)	–	–	(1,275)	(1,067)
Contingent deferred sales charges (note 2)	(39,491)	(64,636)	(400)	(4,732)	–	–	(49,027)	(59,957)
Adjustments to maintain reserves	887	1,065	(130)	28	17	–	1,689	12,428

Net equity transactions	(13,694,587)	(18,135,627)	2,943,206	1,169,713	(374)	(361)	(23,006,676)	11,620,365

Net change in contract owners’ equity	(3,705,443)	(15,071,896)	2,974,290	1,293,553	(296)	535	(20,951,937)	24,992,875
Contract owners’ equity beginning of period	62,462,882	77,534,778	1,293,553	–	5,000	4,465	83,146,605	58,153,730

Contract owners’ equity end of period	$58,757,439	62,462,882	4,267,843	1,293,553	4,704	5,000	62,194,668	83,146,605

CHANGES IN UNITS:
Beginning units	8,225,494	10,681,078	115,357	–	290	313	3,773,123	3,202,480

Units purchased	1,800,142	579,285	356,635	138,008	–	–	985,628	1,957,589
Units redeemed	(3,496,926)	(3,034,869)	(109,663)	(22,651)	(21)	(23)	(1,986,575)	(1,386,946)

Ending units	6,528,710	8,225,494	362,329	115,357	269	290	2,772,176	3,773,123

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal6		NVITIDAgg2		NVITIDCon2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,100	5,321	528,679	586,335	1,946,143	1,912,170	6,288,887	5,129,172
Realized gain (loss) on investments	84,515	83,169	5,232,588	2,269,706	712,853	1,796,995	22,968,208	12,094,944
Change in unrealized gain (loss) on investments	(222,087)	132,008	(4,384,138)	7,774,707	(1,154,118)	169,994	(16,201,475)	23,492,845
Reinvested capital gains	160,032	117,651	2,869,673	1,199,291	2,137,385	1,116,852	7,526,584	4,284,820

Net increase (decrease) in contract owners’ equity resulting from operations	28,560	338,149	4,246,802	11,830,039	3,642,263	4,996,011	20,582,204	45,001,781

Equity transactions:
Purchase payments received from contract owners (note 3)	21,073	187,804	4,435,568	5,183,365	1,900,442	2,473,516	17,472,080	24,071,094
Transfers between funds	105,586	615,237	(3,817,643)	5,479,350	(3,814,977)	4,851,772	8,655,693	22,750,985
Redemptions (note 3)	(193,607)	(148,296)	(13,549,574)	(7,009,511)	(18,535,673)	(16,282,062)	(78,960,103)	(55,081,131)
Annuity benefits	(28,012)	(22,267)	(102,809)	(79,020)	(99,552)	(98,498)	(844,708)	(592,572)
Annual contract maintenance charges (note 2)	–	15	(8,528)	(7,368)	(1,755)	(1,802)	(15,690)	(13,505)
Contingent deferred sales charges (note 2)	(1,079)	(1,333)	(123,802)	(115,245)	(99,752)	(175,727)	(577,915)	(742,287)
Adjustments to maintain reserves	963	(1,120)	5,110	10,390	16,891	5,141	(4,936)	52,080

Net equity transactions	(95,076)	630,040	(13,161,678)	3,461,961	(20,634,376)	(9,227,660)	(54,275,579)	(9,555,336)

Net change in contract owners’ equity	(66,516)	968,189	(8,914,876)	15,292,000	(16,992,113)	(4,231,649)	(33,693,375)	35,446,445
Contract owners’ equity beginning of period	2,218,661	1,250,472	91,944,365	76,652,365	104,088,296	108,319,945	492,431,181	456,984,736

Contract owners’ equity end of period	$2,152,145	2,218,661	83,029,489	91,944,365	87,096,183	104,088,296	458,737,806	492,431,181

CHANGES IN UNITS:
Beginning units	110,527	67,378	6,062,158	5,839,704	8,816,232	9,613,350	36,140,122	37,043,015

Units purchased	27,311	73,692	1,464,173	1,631,270	2,074,350	4,255,398	7,988,283	7,351,516
Units redeemed	(31,482)	(30,543)	(2,314,881)	(1,408,816)	(3,812,878)	(5,052,516)	(12,042,527)	(8,254,409)

Ending units	106,356	110,527	5,211,450	6,062,158	7,077,704	8,816,232	32,085,878	36,140,122

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		NVITJPBal		NVITMdCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,509,602	2,296,878	2,826,909	2,496,408	1,127,629	1,431,578	(947,323)	(1,092,405)
Realized gain (loss) on investments	22,661,193	9,788,600	5,251,259	8,361,244	3,662,346	228,047	7,742,130	9,338,403
Change in unrealized gain (loss) on investments	(16,765,734)	17,871,013	(4,965,806)	(1,177,891)	(3,740,415)	11,927,208	(642,339)	(1,322,709)
Reinvested capital gains	5,502,011	3,386,151	4,415,215	2,387,079	3,289,990	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,907,072	33,342,642	7,527,577	12,066,840	4,339,550	13,586,833	6,152,468	6,923,289

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,537	15,773,831	4,175,121	7,155,150	2,009,863	3,066,012	2,042,825	2,135,040
Transfers between funds	(4,682,558)	9,029,847	(1,317,891)	(911,886)	(4,696,096)	(5,680,673)	(3,820,690)	(8,395,544)
Redemptions (note 3)	(39,022,570)	(28,186,292)	(27,358,555)	(25,359,570)	(24,414,789)	(25,190,775)	(15,054,325)	(12,572,303)
Annuity benefits	(451,760)	(320,643)	(193,786)	(184,348)	(26,408)	(43,682)	(34,238)	(25,783)
Annual contract maintenance charges (note 2)	(18,492)	(16,227)	(4,378)	(4,295)	(2,117)	(1,988)	(3,379)	(3,644)
Contingent deferred sales charges (note 2)	(335,301)	(362,313)	(177,931)	(302,259)	(102,389)	(150,460)	(71,895)	(138,521)
Adjustments to maintain reserves	28,405	40,533	3,950	21,511	2,952	8,247	3,062	13,011

Net equity transactions	(33,086,739)	(4,041,264)	(24,873,470)	(19,585,697)	(27,228,984)	(27,993,319)	(16,938,640)	(18,987,744)

Net change in contract owners’ equity	(19,179,667)	29,301,378	(17,345,893)	(7,518,857)	(22,889,434)	(14,406,486)	(10,786,172)	(12,064,455)
Contract owners’ equity beginning of period	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595	81,354,223	93,418,678

Contract owners’ equity end of period	$267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109	70,568,051	81,354,223

CHANGES IN UNITS:
Beginning units	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198	5,554,033	6,941,684

Units purchased	4,870,676	3,810,710	2,478,057	4,314,861	1,342,810	755,019	1,329,194	1,406,289
Units redeemed	(7,141,070)	(4,310,766)	(4,383,960)	(5,936,158)	(3,511,539)	(3,189,626)	(2,417,118)	(2,793,940)

Ending units	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591	4,466,109	5,554,033

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmCapGr		NVITSmCapGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$333,619	(355,121)	20,274,378	18,343,487	(898,552)	(1,067,790)	(23,927)	(28,145)
Realized gain (loss) on investments	37,048,582	17,125,767	–	–	8,161,996	5,098,643	119,760	376,949
Change in unrealized gain (loss) on investments	(26,131,509)	3,869,428	–	–	(1,015,805)	(2,526,008)	(3,967)	(300,576)
Reinvested capital gains	7,824,153	4,296,884	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,074,845	24,936,958	20,274,378	18,343,487	6,247,639	1,504,845	91,866	48,228

Equity transactions:
Purchase payments received from contract owners (note 3)	5,460,727	7,954,095	70,206,073	55,182,523	1,210,213	1,753,935	7,616	35,249
Transfers between funds	(33,999,028)	(16,999,823)	318,245,844	200,147,154	(10,003,564)	(5,122,612)	(84,689)	(540,501)
Redemptions (note 3)	(48,754,417)	(42,202,385)	(344,730,412)	(243,607,490)	(12,856,650)	(9,914,657)	(144,635)	(174,102)
Annuity benefits	(113,457)	(110,758)	(532,430)	(520,323)	(30,576)	(111,676)	(36)	(47)
Annual contract maintenance charges (note 2)	(4,957)	(5,532)	(6,267)	(6,371)	(1,580)	(1,937)	–	–
Contingent deferred sales charges (note 2)	(287,462)	(402,600)	(1,395,164)	(2,480,167)	(67,961)	(121,066)	(2,235)	(3,232)
Adjustments to maintain reserves	(17,504)	48,328	(134,134)	(330,672)	(1,740)	9,389	(123)	(226)

Net equity transactions	(77,716,098)	(51,718,675)	41,653,510	8,384,654	(21,751,858)	(13,508,624)	(224,102)	(682,859)

Net change in contract owners’ equity	(58,641,253)	(26,781,717)	61,927,888	26,728,141	(15,504,219)	(12,003,779)	(132,236)	(634,631)
Contract owners’ equity beginning of period	291,146,176	317,927,893	546,018,777	519,290,636	80,914,127	92,917,906	1,373,645	2,008,276

Contract owners’ equity end of period	$232,504,923	291,146,176	607,946,665	546,018,777	65,409,908	80,914,127	1,241,409	1,373,645

CHANGES IN UNITS:
Beginning units	12,312,327	14,674,682	45,891,908	45,063,953	5,120,028	5,993,892	122,637	180,755

Units purchased	2,067,422	2,237,020	86,996,574	64,145,669	1,572,146	1,568,605	7,090	18,385
Units redeemed	(5,099,621)	(4,599,375)	(83,665,158)	(63,317,714)	(2,894,092)	(2,442,469)	(26,594)	(76,503)

Ending units	9,280,128	12,312,327	49,223,324	45,891,908	3,798,082	5,120,028	103,133	122,637

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapVal		NVITSmCapVal2		NVITSmComp		NVITSmComp2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(441,486)	(2,998,861)	(27,352)	(54,295)	(3,285,226)	(3,736,508)	(99,773)	(93,539)
Realized gain (loss) on investments	28,370,249	46,262,192	260,703	333,537	31,945,808	26,492,778	330,600	244,364
Change in unrealized gain (loss) on investments	(86,190,696)	(15,282,920)	(886,443)	(70,190)	(62,880,047)	4,581,599	(940,028)	237,282
Reinvested capital gains	36,827,953	27,764,788	393,171	268,583	39,992,698	6,624,822	732,961	100,845

Net increase (decrease) in contract owners’ equity resulting from operations	(21,433,980)	55,745,199	(259,921)	477,635	5,773,233	33,962,691	23,760	488,952

Equity transactions:
Purchase payments received from contract owners (note 3)	6,344,608	7,054,419	16,475	66,115	5,413,326	7,604,881	33,095	103,150
Transfers between funds	(43,604,852)	(42,557,186)	(167,478)	(67,403)	(26,284,307)	(19,986,091)	(133,809)	(8,027)
Redemptions (note 3)	(55,855,320)	(54,197,597)	(453,389)	(316,317)	(55,465,119)	(47,777,545)	(434,891)	(295,277)
Annuity benefits	(75,493)	(87,430)	(90)	(119)	(171,791)	(86,966)	–	–
Annual contract maintenance charges (note 2)	(6,608)	(8,367)	–	–	(5,341)	(6,387)	–	–
Contingent deferred sales charges (note 2)	(310,383)	(472,656)	(8,566)	(5,125)	(249,745)	(350,749)	(4,520)	(4,243)
Adjustments to maintain reserves	(19,981)	54,591	(231)	(516)	193,830	27,578	(172)	(363)

Net equity transactions	(93,528,029)	(90,214,226)	(613,279)	(323,365)	(76,569,147)	(60,575,279)	(540,297)	(204,760)

Net change in contract owners’ equity	(114,962,009)	(34,469,027)	(873,200)	154,270	(70,795,914)	(26,612,588)	(516,537)	284,192
Contract owners’ equity beginning of period	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393	5,311,628	5,027,436

Contract owners’ equity end of period	$245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

CHANGES IN UNITS:
Beginning units	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695	350,572	364,034

Units purchased	1,460,932	2,027,865	15,859	32,656	2,239,661	1,933,277	21,067	37,126
Units redeemed	(4,534,160)	(5,410,851)	(57,980)	(56,479)	(5,068,569)	(4,573,072)	(55,190)	(50,588)

Ending units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund		NVITNWFund2		NVITNWLead		NVITNWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(266,632)	(162,150)	(21,622)	(24,369)	(8)	(16)	(49,886)	(82,168)
Realized gain (loss) on investments	13,316,929	4,104,977	393,750	107,028	67	52	279,175	219,098
Change in unrealized gain (loss) on investments	(5,224,104)	36,768,561	(327,029)	153,860	(259)	195	(1,006,313)	580,311
Reinvested capital gains	15,331,331	–	80,403	–	587	296	2,477,702	1,584,435

Net increase (decrease) in contract owners’ equity resulting from operations	23,157,524	40,711,388	125,502	236,519	387	527	1,700,678	2,301,676

Equity transactions:
Purchase payments received from contract owners (note 3)	4,441,328	6,609,502	95,873	3,090	–	–	533,643	467,542
Transfers between funds	(10,375,547)	(18,857,429)	(290,908)	(79,667)	–	–	(5,391,007)	7,071,469
Redemptions (note 3)	(76,550,981)	(68,450,428)	(666,006)	(87,479)	–	–	(2,711,758)	(2,319,547)
Annuity benefits	(159,362)	(154,951)	–	–	(402)	(369)	–	–
Annual contract maintenance charges (note 2)	(14,233)	(16,142)	–	–	–	–	(227)	(190)
Contingent deferred sales charges (note 2)	(200,528)	(338,868)	(487)	(619)	–	–	(14,007)	(19,811)
Adjustments to maintain reserves	10,020	37,047	(140)	(193)	53	46	26	2,528

Net equity transactions	(82,849,303)	(81,171,269)	(861,668)	(164,868)	(349)	(323)	(7,583,330)	5,201,991

Net change in contract owners’ equity	(59,691,779)	(40,459,881)	(736,166)	71,651	38	204	(5,882,652)	7,503,667
Contract owners’ equity beginning of period	341,193,971	381,653,852	2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780

Contract owners’ equity end of period	$281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

CHANGES IN UNITS:
Beginning units	23,824,168	29,996,004	181,993	195,744	263	286	1,305,544	974,521

Units purchased	2,595,950	997,896	47,770	9,937	–	–	527,892	774,612
Units redeemed	(8,117,332)	(7,169,732)	(113,952)	(23,688)	(22)	(23)	(978,735)	(443,589)

Ending units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITUSGro		NVITUSGro3		NVITVKVal		NVITMltSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,678)	(5,054)	(250,759)	(263,471)	382,521	414,842	3,875,973	4,442,646
Realized gain (loss) on investments	6,946	3,529	605,851	(623,692)	5,719,223	7,607,418	2,640,455	2,036,608
Change in unrealized gain (loss) on investments	71,502	(17,661)	3,420,371	(272,044)	(11,385,657)	118,812	(1,824,280)	(1,380,336)
Reinvested capital gains	–	7,988	–	443,038	3,329,273	4,061,342	7,186	359,552

Net increase (decrease) in contract owners’ equity resulting from operations	72,770	(11,198)	3,775,463	(716,169)	(1,954,640)	12,202,414	4,699,334	5,458,470

Equity transactions:
Purchase payments received from contract owners (note 3)	59,283	156,478	455,305	554,081	2,305,820	2,866,074	2,396,745	2,996,581
Transfers between funds	(37,155)	9,214	(3,057,228)	(1,656,283)	(3,153,122)	959,362	2,897,593	(1,423,531)
Redemptions (note 3)	(7,500)	(17,451)	(4,044,052)	(3,340,177)	(18,153,363)	(13,171,426)	(28,337,908)	(26,514,466)
Annuity benefits	(28,023)	(23,626)	–	–	(69,205)	(63,858)	(54,208)	(59,251)
Annual contract maintenance charges (note 2)	1	–	(307)	(340)	(1,898)	(1,774)	(991)	(1,108)
Contingent deferred sales charges (note 2)	–	–	(18,126)	(34,545)	(61,616)	(108,182)	(110,595)	(166,537)
Adjustments to maintain reserves	1,397	1,133	(731)	1,007	5,360	8,770	5,867	7,894

Net equity transactions	(11,997)	125,748	(6,665,139)	(4,476,257)	(19,128,024)	(9,511,034)	(23,203,497)	(25,160,418)

Net change in contract owners’ equity	60,773	114,550	(2,889,676)	(5,192,426)	(21,082,664)	2,691,380	(18,504,163)	(19,701,948)
Contract owners’ equity beginning of period	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565	153,077,609	172,779,557

Contract owners’ equity end of period	$491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945	134,573,446	153,077,609

CHANGES IN UNITS:
Beginning units	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707	10,669,793	12,458,176

Units purchased	5,909	11,188	485,930	764,045	1,786,524	1,951,256	3,050,774	2,208,027
Units redeemed	(7,244)	(1,854)	(946,036)	(1,112,893)	(3,147,863)	(2,686,479)	(4,695,173)	(3,996,410)

Ending units	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484	9,025,394	10,669,793

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAFasc		NBTAFocus		NBTAGuard		NBTAInt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,510)	(28,551)	–	(10,575)	(835,454)	(561,786)	78,022	(9,860)
Realized gain (loss) on investments	190,757	117,838	–	14,196	11,077,742	6,155,170	599,542	(15,210)
Change in unrealized gain (loss) on investments	(275,464)	(71,415)	–	(44,424)	(4,644,578)	5,582,720	(1,537,487)	567,011
Reinvested capital gains	25,520	41,931	–	77,524	–	–	768,457	39,325

Net increase (decrease) in contract owners’ equity resulting from operations	(92,697)	59,803	–	36,721	5,597,710	11,176,104	(91,466)	581,266

Equity transactions:
Purchase payments received from contract owners (note 3)	33,565	37,448	–	60,591	1,383,106	1,986,818	678,272	185,185
Transfers between funds	402,122	84,142	–	(819,370)	(6,082,890)	(8,059,576)	8,126,129	5,103,133
Redemptions (note 3)	(198,158)	(187,687)	–	(91,756)	(16,304,293)	(17,129,617)	(1,548,327)	(76,004)
Annuity benefits	(6,166)	(7,290)	–	–	(13,365)	(13,485)	(2,884)	(2,838)
Annual contract maintenance charges (note 2)	(12)	–	–	–	(1,721)	(1,873)	(216)	(11)
Contingent deferred sales charges (note 2)	(1,437)	(3,506)	–	(2,110)	(64,098)	(127,641)	(12,463)	(1,110)
Adjustments to maintain reserves	(43)	42	–	(91)	2,039	10,208	(2,661)	1,043

Net equity transactions	229,871	(76,851)	–	(852,736)	(21,081,222)	(23,335,166)	7,237,850	5,209,398

Net change in contract owners’ equity	137,174	(17,048)	–	(816,015)	(15,483,512)	(12,159,062)	7,146,384	5,790,664
Contract owners’ equity beginning of period	1,623,099	1,640,147	–	816,015	95,838,148	107,997,210	5,800,126	9,462

Contract owners’ equity end of period	$1,760,273	1,623,099	–	–	80,354,636	95,838,148	12,946,510	5,800,126

CHANGES IN UNITS:
Beginning units	118,814	117,937	–	39,503	5,156,402	6,511,626	506,394	812

Units purchased	281,364	29,696	–	6,076	744,063	456,670	1,216,731	556,197
Units redeemed	(262,046)	(28,819)	–	(45,579)	(1,868,040)	(1,811,894)	(601,952)	(50,615)

Ending units	138,132	118,814	–	–	4,032,425	5,156,402	1,121,173	506,394

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAMCGr		NBTAPart		NBTARegS		NBTSocRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,041,586)	(2,148,361)	(830,324)	(864,663)	(48,746)	(5,570)	(183,056)	(81,126)
Realized gain (loss) on investments	29,055,056	22,047,085	18,937,332	23,830,691	567,234	(9,251)	531,346	287,189
Change in unrealized gain (loss) on investments	6,324,263	1,836,406	(20,218,940)	(25,016,481)	(696,613)	170,120	483,657	652,405
Reinvested capital gains	–	–	13,518,440	17,938,790	161,041	230,803	59,366	73,803

Net increase (decrease) in contract owners’ equity resulting from operations	33,337,733	21,735,130	11,406,508	15,888,337	(17,084)	386,102	891,313	932,271

Equity transactions:
Purchase payments received from contract owners (note 3)	2,547,179	3,405,894	2,332,226	5,505,036	252,513	94,964	998,553	605,724
Transfers between funds	(7,882,512)	(11,477,487)	(14,746,424)	(14,857,738)	1,465,865	4,448,313	7,328,269	5,916,753
Redemptions (note 3)	(34,663,487)	(25,190,020)	(28,474,461)	(28,190,128)	(763,648)	(64,475)	(2,900,495)	(801,760)
Annuity benefits	(37,750)	(34,264)	(13,978)	(13,349)	(18,761)	(8,437)	(8,158)	(6,503)
Annual contract maintenance charges (note 2)	(3,928)	(4,460)	(2,142)	(2,076)	(84)	(11)	(541)	(189)
Contingent deferred sales charges (note 2)	(134,352)	(240,045)	(112,940)	(160,526)	(3,889)	(234)	(16,468)	(8,075)
Adjustments to maintain reserves	7,761	35,494	1,082	16,118	(53)	109	(647)	906

Net equity transactions	(40,167,089)	(33,504,888)	(41,016,637)	(37,702,663)	931,943	4,470,229	5,400,513	5,706,856

Net change in contract owners’ equity	(6,829,356)	(11,769,758)	(29,610,129)	(21,814,326)	914,859	4,856,331	6,291,826	6,639,127
Contract owners’ equity beginning of period	167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

Contract owners’ equity end of period	$161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	17,751,807	11,459,981

CHANGES IN UNITS:
Beginning units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

Units purchased	2,266,136	1,503,877	1,928,346	3,147,233	634,092	532,590	995,102	877,835
Units redeemed	(4,192,481)	(3,299,987)	(4,186,819)	(5,630,853)	(558,687)	(80,071)	(601,030)	(456,198)

Ending units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	1,195,809	801,737

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapApS		OppCapAp		OppGlSec3		OppGlSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(118,426)	(107,563)	(3,320,850)	(3,204,627)	339,641	(469,840)	245,502	(357,494)
Realized gain (loss) on investments	363,580	412,117	23,295,136	10,427,322	21,827,487	14,612,589	21,072,192	18,336,167
Change in unrealized gain (loss) on investments	469,333	61,508	22,322,044	16,689,140	(21,611,082)	7,777,675	(20,856,397)	(755,888)
Reinvested capital gains	–	–	–	–	11,309,263	12,293,642	8,738,887	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	714,487	366,062	42,296,330	23,911,835	11,865,309	34,214,066	9,200,184	27,291,257

Equity transactions:
Purchase payments received from contract owners (note 3)	121,650	133,880	6,277,396	9,353,193	8,086,350	9,935,846	434,629	500,193
Transfers between funds	(211,389)	(435,630)	(33,122,503)	(44,819,837)	(20,082,233)	(960,092)	(14,064,896)	(13,693,794)
Redemptions (note 3)	(442,515)	(674,643)	(59,145,457)	(57,469,549)	(33,627,276)	(28,008,988)	(22,562,633)	(20,006,578)
Annuity benefits	(591)	(726)	(174,926)	(200,601)	(53,230)	(33,297)	(140,663)	(68,452)
Annual contract maintenance charges (note 2)	–	–	(10,347)	(12,399)	(4,298)	(3,745)	(1,306)	(2,017)
Contingent deferred sales charges (note 2)	(6,989)	(9,493)	(299,975)	(454,472)	(189,900)	(231,361)	(125,496)	(177,401)
Adjustments to maintain reserves	(915)	(2,585)	(19,254)	32,837	(8,649)	38,099	204,936	40,791

Net equity transactions	(540,749)	(989,197)	(86,495,066)	(93,570,828)	(45,879,236)	(19,263,538)	(36,255,429)	(33,407,258)

Net change in contract owners’ equity	173,738	(623,135)	(44,198,736)	(69,658,993)	(34,013,927)	14,950,528	(27,055,245)	(6,116,001)
Contract owners’ equity beginning of period	6,440,258	7,063,393	359,605,172	429,264,165	235,765,871	220,815,343	181,248,344	187,364,345

Contract owners’ equity end of period	$6,613,996	6,440,258	315,406,436	359,605,172	201,751,944	235,765,871	154,193,099	181,248,344

CHANGES IN UNITS:
Beginning units	561,578	651,152	21,906,532	28,080,385	10,676,504	11,634,927	11,724,356	14,093,591

Units purchased	30,420	41,543	2,461,251	1,474,498	1,951,015	2,600,533	933,209	57,920
Units redeemed	(76,381)	(131,117)	(7,350,592)	(7,648,351)	(3,953,488)	(3,558,956)	(2,895,912)	(2,427,155)

Ending units	515,617	561,578	17,017,191	21,906,532	8,674,031	10,676,504	9,761,653	11,724,356

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSecS		OppHighInc3		OppHighInc		OppHighIncS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(47,643)	(64,989)	(12,462)	–	152,772	(13,704)	12,300	15,342
Realized gain (loss) on investments	479,556	622,041	(20,706)	–	10,353	26,596	(5,318)	(9,822)
Change in unrealized gain (loss) on investments	(482,044)	21,594	(37,536)	–	(147,534)	110,597	(10,954)	7,677
Reinvested capital gains	332,750	363,311	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	282,619	941,957	(70,704)	–	15,591	123,489	(3,972)	13,197

Equity transactions:
Purchase payments received from contract owners (note 3)	47,601	–	171,700	–	165,663	57,239	1	3,789
Transfers between funds	(297,816)	(674,731)	1,813,781	–	(718,229)	2,330,552	17,153	(95,481)
Redemptions (note 3)	(482,722)	(512,544)	(160,801)	–	(519,758)	(103,754)	(3,574)	(3,577)
Annuity benefits .	(2,727)	–	–	–	–	–	(25,728)	(25,609)
Annual contract maintenance charges (note 2)	–	–	(3)	–	(24)	(8)	–	–
Contingent deferred sales charges (note 2)	(5,689)	(7,507)	(985)	–	(357)	(443)	–	–
Adjustments to maintain reserves	218	(500)	(44)	–	(62)	12	809	685

Net equity transactions	(741,135)	(1,195,282)	1,823,648	–	(1,072,767)	2,283,598	(11,339)	(120,193)

Net change in contract owners’ equity	(458,516)	(253,325)	1,752,944	–	(1,057,176)	2,407,087	(15,311)	(106,996)
Contract owners’ equity beginning of period	6,740,600	6,993,925	–	–	2,407,087	–	143,303	250,299

Contract owners’ equity end of period	$6,282,084	6,740,600	1,752,944	–	1,349,911	2,407,087	127,992	143,303

CHANGES IN UNITS:
Beginning units	416,735	497,633	–	–	225,947	–	11,906	22,431

Units purchased	1	–	275,803	–	215,299	367,550	1,534	330
Units redeemed	(46,425)	(80,898)	(92,846)	–	(312,972)	(141,603)	(2,620)	(10,855)

Ending units	370,311	416,735	182,957	–	128,274	225,947	10,820	11,906

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMStSCap		OppMStSCapS		OppMSt		OppMStS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(103,193)	(28,306)	(2,333)	(2,297)	(504,309)	(144,571)	(86,815)	(69,992)
Realized gain (loss) on investments	564,999	1,989	7,112	5,286	17,703,416	3,023,872	453,823	414,245
Change in unrealized gain (loss) on investments	(1,360,991)	519,827	(16,502)	15,073	(5,699,597)	39,498,562	(152,918)	707,013
Reinvested capital gains	305,134	–	7,442	5,533	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(594,051)	493,510	(4,281)	23,595	11,499,510	42,377,863	214,090	1,051,266

Equity transactions:
Purchase payments received from contract owners (note 3)	561,330	279,918	3,250	25,076	5,107,934	6,276,803	82,477	106,953
Transfers between funds	5,974,508	6,424,758	1,012	14,629	(14,580,448)	(14,770,046)	(115,776)	(302,473)
Redemptions (note 3)	(1,669,503)	(108,805)	(9,487)	(8,778)	(60,933,569)	(49,018,474)	(613,701)	(584,968)
Annuity benefits .	–	–	(12,645)	(10,726)	(111,431)	(101,764)	–	–
Annual contract maintenance charges (note 2)	(160)	(8)	–	–	(5,241)	(5,965)	–	–
Contingent deferred sales charges (note 2)	(4,995)	(267)	–	–	(280,459)	(499,623)	(4,494)	(6,676)
Adjustments to maintain reserves .	(519)	179	536	348	13,585	42,092	(201)	(409)

Net equity transactions	4,860,661	6,595,775	(17,334)	20,549	(70,789,629)	(58,076,977)	(651,695)	(787,573)

Net change in contract owners’ equity	4,266,610	7,089,285	(21,615)	44,144	(59,290,119)	(15,699,114)	(437,605)	263,693)
Contract owners’ equity beginning of period	7,089,285	–	211,533	167,389	331,229,480	346,928,594	8,944,319	8,680,626

Contract owners’ equity end of period	$11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480	8,506,714	8,944,319

CHANGES IN UNITS:
Beginning units	660,025	–	14,220	12,741	23,057,427	27,537,079	714,818	782,227

Units purchased	1,191,977	757,122	264	1,966	4,114,868	1,600,007	38,789	41,046
Units redeemed	(743,345)	(97,097)	(1,372)	(487)	(8,698,651)	(6,079,659)	(89,175)	(108,455)

Ending units	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427	664,432	714,818

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMidCap		OppStratBdS		PVITRealRet		PVITTotRet
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,870,510)	(2,311,117)	91,649	98,251	23,833	11,644	13,037	3,171
Realized gain (loss) on investments	19,281,977	24,087,576	112,129	83,883	(6,026)	(193)	2,311	2,648
Change in unrealized gain (loss) on investments	(8,471,023)	(18,181,537)	241,735	73,209	37,674	(22,127)	13,637	236
Reinvested capital gains	–	–	–	–	1,346	19,369	–	917

Net increase (decrease) in contract owners’ equity resulting from operations	8,940,444	3,594,922	445,513	255,343	56,827	8,693	28,985	6,972

Equity transactions:
Purchase payments received from contract owners (note 3)	3,839,629	5,438,643	226,721	159,247	61,091	31,297	52,049	3,328
Transfers between funds	(15,715,410)	(29,279,257)	660,896	1,087,406	(274,221)	750,508	158,654	215,835
Redemptions (note 3)	(32,490,201)	(26,860,995)	(421,753)	(469,217)	(325,015)	(35,516)	(84,220)	(4,784)
Annuity benefits .	(11,118)	(10,439)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(10,723)	(12,921)	–	–	(64)	(21)	(9)	(2)
Contingent deferred sales charges (note 2)	(144,869)	(281,868)	(5,125)	(2,598)	–	(21)	–	–
Adjustments to maintain reserves .	981	13,554	(138)	(246)	4,827	206	(43)	99

Net equity transactions	(44,531,711)	(50,993,283)	460,601	774,592	(533,382)	746,453	126,431	214,476

Net change in contract owners’ equity	(35,591,267)	(47,398,361)	906,114	1,029,935	(476,555)	755,146	155,416	221,448
Contract owners’ equity beginning of period	171,517,701	218,916,062	5,583,752	4,553,817	755,146	–	221,448	–

Contract owners’ equity end of period	$135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146	376,864	221,448

CHANGES IN UNITS:
Beginning units	11,328,404	14,779,566	418,884	360,341	74,407	–	21,396	–

Units purchased	1,977,736	1,097,468	94,813	118,995	43,913	90,401	36,096	38,737
Units redeemed	(4,669,727)	(4,548,630)	(61,032)	(60,452)	(93,237)	(15,994)	(23,644)	(17,341)

Ending units	8,636,413	11,328,404	452,665	418,884	25,083	74,407	33,848	21,396

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTGroInc		RCFMicroCap		SBLGlob		SBLMidCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1	85	3,097	(267)	(1,810)	(498)	(669)	(125)
Realized gain (loss) on investments	1,989	1,322	7,154	934	9,856	24	1,271	1
Change in unrealized gain (loss) on investments	(8,685)	2,738	(53,353)	5,510	3,230	14,481	(8,246)	2,538
Reinvested capital gains	4,735	848	39,215	6,176	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,960)	4,993	(3,887)	12,353	11,276	14,007	(7,644)	2,414

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	158,327	20,235	26,732	3,999	7,641	2,170
Transfers between funds	–	–	212,644	110,313	118,881	101,094	3,848	53,354
Redemptions (note 3)	(8,256)	(7,458)	(27,884)	(13,919)	(84,802)	–	(1,602)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(123)	(19)	(37)	(9)	(8)	(5)
Contingent deferred sales charges (note 2)	–	–	(99)	–	(109)	–	–	–
Adjustments to maintain reserves	170	152	(72)	19	(62)	(8)	(40)	21

Net equity transactions	(8,086)	(7,306)	342,793	116,629	60,603	105,076	9,839	55,540

Net change in contract owners’ equity	(10,046)	(2,313)	338,906	128,982	71,879	119,083	2,195	57,954
Contract owners’ equity beginning of period	38,143	40,456	128,982	–	119,083	–	57,954	–

Contract owners’ equity end of period	$28,097	38,143	467,888	128,982	190,962	119,083	60,149	57,954

CHANGES IN UNITS:
Beginning units	2,742	3,329	11,724	–	10,257	–	5,632	–

Units purchased	–	–	43,356	14,644	9,873	10,960	5,025	7,199
Units redeemed	(565)	(587)	(13,702)	(2,920)	(4,847)	(703)	(4,055)	(1,567)

Ending units	2,177	2,742	41,378	11,724	15,283	10,257	6,602	5,632

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLAsAlloc		SBLEqInc		SBLHighYld		SBLSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,565)	(359)	(2,820)	(577)	(5,333)	(2,305)	(4,387)	(718)
Realized gain (loss) on investments	5,757	5,099	18,038	292	35,562	1,129	4,480	10
Change in unrealized gain (loss) on investments	(4,569)	2,191	(13,238)	14,101	(23,113)	29,257	16,405	12,898
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(377)	6,931	1,980	13,816	7,116	28,081	16,498	12,190

Equity transactions:
Purchase payments received from contract owners (note 3)	21,066	5,648	45,498	7,124	51,986	17,381	176,666	19,205
Transfers between funds	148,997	52,041	247,152	137,971	(73,886)	588,535	255,046	158,419
Redemptions (note 3)	(109,777)	–	(162,739)	–	(156,035)	(24,758)	(24,723)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(57)	(3)	(41)	(1)	(52)	(12)	(87)	(10)
Contingent deferred sales charges (note 2)	(312)	–	(116)	–	–	(20)	(164)	–
Adjustments to maintain reserves	2,016	29	(86)	(10)	(27)	35	(180)	(56)

Net equity transactions	61,933	57,715	129,668	145,084	(178,014)	581,161	406,558	177,558

Net change in contract owners’ equity	61,556	64,646	131,648	158,900	(170,898)	609,242	423,056	189,748
Contract owners’ equity beginning of period	64,646	–	158,900	–	609,242	–	189,748	–

Contract owners’ equity end of period	$126,202	64,646	290,548	158,900	438,344	609,242	612,804	189,748

CHANGES IN UNITS:
Beginning units	5,872	–	13,985	–	57,506	–	17,623	–

Units purchased	31,951	11,133	22,577	14,232	35,310	65,669	50,680	17,650
Units redeemed	(26,891)	(5,261)	(11,412)	(247)	(51,842)	(8,163)	(16,081)	(27)

Ending units	10,932	5,872	25,150	13,985	40,974	57,506	52,222	17,623

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLMidCapVal		SBLSmCapGr		SBLSel25		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(11,825)	(1,817)	(14)	(2)	(71)	(62)	(198,182)	(28,146)
Realized gain (loss) on investments	29,869	842	159	11	813	1	1,159,924	23,073
Change in unrealized gain (loss) on investments	(67,141)	33,110	(60)	41	(1,017)	1,125	1,060,069	1,279,014
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(49,097)	32,135	85	50	(275)	1,064	2,021,811	1,273,941

Equity transactions:
Purchase payments received from contract owners (note 3)	354,059	50,283	5,458	2,856	3,177	1,281	625,835	253,126
Transfers between funds	729,003	447,552	(4,842)	(2,065)	(9,644)	9,869	6,994,393	14,277,070
Redemptions (note 3)	(156,138)	(14,299)	(10)	–	–	–	(2,479,531)	(367,899)
Annuity benefits	–	–	–	–	–	–	(17,614)	(3,450)
Annual contract maintenance charges (note 2)	(234)	(38)	(1)	(1)	(4)	–	(84)	(4)
Contingent deferred sales charges (note 2)	(185)	–	–	–	–	–	(12,151)	(207)
Adjustments to maintain reserves	–	(77)	35	(4)	–	(2)	761	424

Net equity transactions	926,505	483,421	640	786	(6,471)	11,148	5,111,609	14,159,060

Net change in contract owners’ equity	877,408	515,556	725	836	(6,746)	12,212	7,133,420	15,433,001
Contract owners’ equity beginning of period	515,556	–	836	–	12,212	–	15,481,643	48,642

Contract owners’ equity end of period	$1,392,964	515,556	1,561	836	5,466	12,212	22,615,063	15,481,643

CHANGES IN UNITS:
Beginning units	48,041	–	81	–	1,127	–	1,416,705	4,351

Units purchased	136,051	51,790	187	104	110	1,127	1,349,612	1,511,835
Units redeemed	(55,254)	(3,749)	(123)	(23)	(692)	–	(921,949)	(99,481)

Ending units	128,838	48,041	145	81	545	1,127	1,844,368	1,416,705

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		DrySRGro		DrySRGroS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$74,112	34,742	143,811	36,754	(510,988)	(1,040,168)	(3,240)	(4,699)
Realized gain (loss) on investments	824,754	198,939	27,283	631	2,628,807	(7,754,082)	8,323	23,931
Change in unrealized gain (loss) on investments	(2,124,100)	937,768	37,028	21,135	3,695,392	16,203,587	6,409	(4,386)
Reinvested capital gains	1,402,463	379,955	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	177,229	1,551,404	208,122	58,520	5,813,211	7,409,337	11,492	14,846

Equity transactions:
Purchase payments received from contract owners (note 3)	1,260,077	872,829	394,115	276,640	3,159,193	3,996,911	150	1,098
Transfers between funds	8,989,178	14,435,883	3,509,439	2,844,360	(5,973,294)	(8,570,132)	(8,350)	(88,635)
Redemptions (note 3)	(3,054,959)	(502,540)	(476,933)	(176,039)	(19,184,657)	(18,139,671)	(24,551)	(15,123)
Annuity benefits	(55,610)	(29,881)	(18,484)	(14,756)	(9,229)	(22,415)	–	–
Annual contract maintenance charges (note 2)	(190)	(43)	(15)	–	(13,255)	(15,351)	–	–
Contingent deferred sales charges (note 2)	(8,664)	(6,537)	(946)	(3,293)	(69,166)	(143,937)	(252)	(22)
Adjustments to maintain reserves	3,162	2,849	1,676	414	9,588	8,251	(60)	(41)

Net equity transactions	7,132,994	14,772,560	3,408,852	2,927,326	(22,080,820)	(22,886,344)	(33,063)	(102,723)

Net change in contract owners’ equity	7,310,223	16,323,964	3,616,974	2,985,846	(16,267,609)	(15,477,007)	(21,571)	(87,877)
Contract owners’ equity beginning of period	16,630,835	306,871	3,095,042	109,196	95,028,131	110,505,138	221,499	309,376

Contract owners’ equity end of period	$23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131	199,928	221,499

CHANGES IN UNITS:
Beginning units	1,364,550	29,152	278,165	10,922	8,426,635	10,565,350	21,134	31,607

Units purchased	1,758,530	1,694,415	587,621	324,863	1,199,991	430,335	186	1,481
Units redeemed	(1,136,337)	(359,017)	(267,839)	(57,620)	(3,119,544)	(2,569,050)	(3,244)	(11,954)

Ending units	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635	18,076	21,134

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1		VEWrldHAs
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(318,935)	(188,951)	(289,225)	(217,778)	(552,212)	(588,019)	(287,517)	(329,046)
Realized gain (loss) on investments	4,754,820	3,745,605	8,369,104	5,646,751	4,389,248	11,969,321	5,478,595	4,327,112
Change in unrealized gain (loss) on investments	1,073,929	3,143,897	(2,732,347)	3,828,925	8,692,406	(5,961,774)	1,678,174	526,292
Reinvested capital gains	7,145,439	3,167,338	8,098,344	4,308,175	5,718,183	3,077,491	3,746,441	1,838,729

Net increase (decrease) in contract owners’ equity resulting from operations	12,655,253	9,867,889	13,445,876	13,566,073	18,247,625	8,497,019	10,615,693	6,363,087

Equity transactions:
Purchase payments received from contract owners (note 3)	899,719	1,050,695	210,116	186,438	960,182	904,895	196,048	173,898
Transfers between funds	3,310,415	1,628,136	(3,869,581)	(4,505,537)	5,259,716	(3,793,485)	(3,522,920)	(3,884,285
Redemptions (note 3)	(8,694,643)	(4,406,231)	(11,164,788)	(7,149,235)	(9,232,873)	(7,592,682)	(5,883,964)	(3,905,451
Annuity benefits	(1,033)	(722)	(38,506)	(28,185)	(4,538)	(3,661)	(21,463)	(5,082)
Annual contract maintenance charges (note 2)	(181)	(132)	(948)	(943)	(196)	(159)	(344)	(384)
Contingent deferred sales charges (note 2)	(44,893)	(28,064)	(26,351)	(39,953)	(30,077)	(60,370)	(13,033)	(23,266)
Adjustments to maintain reserves	1,980	124,619	2,518	12,529	1,811	18,530	8,280	(100,630)

Net equity transactions	(4,528,636)	(1,631,699)	(14,887,540)	(11,524,886)	(3,045,975)	(10,526,932)	(9,237,396)	(7,745,200)

Net change in contract owners’ equity	8,126,617	8,236,190	(1,441,664)	2,041,187	15,201,650	(2,029,913)	1,378,297	(1,382,113)
Contract owners’ equity beginning of period	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419	29,138,745	30,520,858

Contract owners’ equity end of period	$45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506	30,517,042	29,138,745

CHANGES IN UNITS:
Beginning units	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864	1,061,403	1,384,893

Units purchased	1,182,476	1,206,276	242,210	11,553	1,231,030	1,915,037	112,631	21,437
Units redeemed	(1,351,030)	(1,322,576)	(617,202)	(544,471)	(1,376,957)	(2,481,825)	(373,741)	(344,927

Ending units	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076	800,293	1,061,403

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKLCom2		VKLStratGro2		VKUCorPlus		VKUCorPlus2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(48,831)	(110,448)	(49,034)	(50,655)	226,501	3,936	19,089	17,557
Realized gain (loss) on investments	1,128,630	764,017	216,127	104,491	54,488	(8,424)	(182)	(9,126)
Change in unrealized gain (loss) on investments	(2,196,928)	704,379	185,542	(33,385)	58,059	57,830	13,179	2,882
Reinvested capital gains	430,843	1,126,315	–	–	–	2,411	–	4,069

Net increase (decrease) in contract owners’ equity resulting from operations	(686,286)	2,484,263	352,635	20,451	339,048	55,753	32,086	15,382

Equity transactions:
Purchase payments received from contract owners (note 3)	237,209	191,862	48,464	34,932	544,071	197,646	70,440	146,008
Transfers between funds	(517,420)	(259,767)	(175,282)	(145,891)	7,775,741	3,949,802	359,331	212,053
Redemptions (note 3)	(1,819,860)	(1,404,892)	(304,226)	(153,299)	(1,398,276)	(185,923)	(82,913)	(52,961)
Annuity benefits	(4,454)	–	–	–	–	–	(6,676)	(6,452)
Annual contract maintenance charges (note 2)	–	–	–	–	(155)	(6)	–	–
Contingent deferred sales charges (note 2)	(27,484)	(22,774)	(4,557)	(357)	(9,154)	(743)	(828)	(843)
Adjustments to maintain reserves	10	(1,147)	(44)	(280)	(403)	36	786	435

Net equity transactions	(2,131,999)	(1,496,718)	(435,645)	(264,895)	6,911,824	3,960,812	340,140	298,240

Net change in contract owners’ equity	(2,818,285)	987,545	(83,010)	(244,444)	7,250,872	4,016,565	372,226	313,622
Contract owners’ equity beginning of period	19,854,900	18,867,355	2,564,525	2,808,969	4,016,565	–	785,440	471,818

Contract owners’ equity end of period	$17,036,615	19,854,900	2,481,515	2,564,525	11,267,437	4,016,565	1,157,666	785,440

CHANGES IN UNITS:
Beginning units	1,437,197	1,555,924	254,837	281,218	385,528	–	60,560	37,278

Units purchased	56,232	72,818	7,856	9,772	1,106,941	481,454	47,648	48,919
Units redeemed	(212,314)	(191,545)	(47,382)	(36,153)	(454,763)	(95,926)	(14,908)	(25,637)

Ending units	1,281,115	1,437,197	215,311	254,837	1,037,706	385,528	93,300	60,560

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUMCpGro		VKUUSRE		VicDivrStk
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,483,211	2,251,003	(348,499)	(426,739)	(480,825)	(452,487)	(107,915)	(175,286)
Realized gain (loss) on investments	(300,458)	164,038	3,932,936	3,106,502	73,854,637	46,660,577	1,020,425	568,588
Change in unrealized gain (loss) on investments	(665,909)	(302,610)	193,931	(2,797,322)	(152,134,697)	41,050,396	(826,978)	939,041
Reinvested capital gains	763,543	569,800	1,274,971	2,080,800	27,528,039	23,801,070	1,202,247	482,332

Net increase (decrease) in contract owners’ equity resulting from operations	1,280,387	2,682,231	5,053,339	1,963,241	(51,232,846)	111,059,556	1,287,779	1,814,675

Equity transactions:
Purchase payments received from contract owners (note 3)	119,639	143,428	427,040	535,611	6,455,945	7,374,893	243,136	207,646
Transfers between funds	(2,665,352)	(4,337,673)	(2,902,597)	(462,563)	(86,460,477)	(648,618)	(837,379)	(992,392)
Redemptions (note 3)	(5,436,018)	(3,973,277)	(4,644,511)	(4,561,021)	(56,175,289)	(44,838,722)	(3,062,040)	(1,812,196
Annuity benefits	(9,512)	(11,892)	(5,634)	(7,310)	(116,992)	(101,412)	–	–
Annual contract maintenance charges (note 2)	(442)	(592)	(404)	(539)	(5,902)	(6,261)	–	–
Contingent deferred sales charges (note 2)	(14,810)	(36,691)	(19,710)	(40,395)	(342,146)	(356,617)	(17,325)	(20,531)
Adjustments to maintain reserves	(18,654)	11,487	(15,024)	2,490	4,350	130,079	787	4,257

Net equity transactions	(8,025,149)	(8,205,210)	(7,160,840)	(4,533,727)	(136,640,511)	(38,446,658)	(3,672,821)	(2,613,216)

Net change in contract owners’ equity	(6,744,762)	(5,522,979)	(2,107,501)	(2,570,486)	(187,873,357)	72,612,898	(2,385,042)	(798,541)
Contract owners’ equity beginning of period	28,929,453	34,452,432	28,561,563	31,132,049	397,641,853	325,028,955	15,902,096	16,700,637

Contract owners’ equity end of period	$22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853	13,517,054	15,902,096

CHANGES IN UNITS:
Beginning units	1,142,148	1,499,114	3,019,705	3,599,728	10,845,668	12,119,855	1,255,579	1,477,938

Units purchased	92,975	9,030	1,078,406	1,055,004	2,040,517	2,984,483	303,058	26,727
Units redeemed	(398,022)	(365,996)	(1,701,895)	(1,635,027)	(5,880,555)	(4,258,670)	(583,436)	(249,086)

Ending units	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668	975,201	1,255,579

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRAsStrat		WRBal		WRBond		WRCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,750,184)	(2,178,958)	51,733	50,348	3,318,179	2,772,980	(1,870,341)	(1,207,892)
Realized gain (loss) on investments	5,259,266	3,558,053	3,144,467	2,022,808	(203,248)	(641,512)	7,686,441	2,347,220
Change in unrealized gain (loss) on investments	83,813,774	(2,036,657)	8,076,334	6,684,221	1,758,736	430,465	2,167,297	28,319,315
Reinvested capital gains	14,731,001	37,163,816	1,795	325,133	–	27,174	22,981,411	7,078,842

Net increase (decrease) in contract owners’ equity resulting from operations	102,053,857	36,506,254	11,274,329	9,082,510	4,873,667	2,589,107	30,964,808	36,537,485

Equity transactions:
Purchase payments received from contract owners (note 3)	8,691,525	6,922,146	1,265,149	2,069,999	1,952,475	1,655,772	3,404,189	5,012,945
Transfers between funds	9,698,337	22,515,234	(3,508,055)	(5,773,148)	40,090,803	(783,660)	(15,538,802)	(11,026,135)
Redemptions (note 3)	(18,495,618)	(14,652,338)	(7,525,316)	(7,110,294)	(8,464,274)	(7,066,942)	(19,709,254)	(17,218,516)
Annuity benefits	(15,846)	(9,331)	(13,028)	(11,750)	(13,130)	(11,350)	(16,231)	(12,360)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(290,666)	(265,373)	(103,889)	(124,703)	(117,093)	(130,903)	(312,818)	(359,243)
Adjustments to maintain reserves	3,450	97,373	(1,096)	13,961	1,971	489	5,747	39,171

Net equity transactions	(408,818)	14,607,711	(9,886,235)	(10,935,935)	33,450,752	(6,336,594)	(32,167,169)	(23,564,138)

Net change in contract owners’ equity	101,645,039	51,113,965	1,388,094	(1,853,425)	38,324,419	(3,747,487)	(1,202,361)	12,973,347
Contract owners’ equity beginning of period	243,159,256	192,045,291	97,251,131	99,104,556	90,872,949	94,620,436	260,740,459	247,767,112

Contract owners’ equity end of period	$344,804,295	243,159,256	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459

CHANGES IN UNITS:
Beginning units	14,439,370	13,534,569	7,857,473	8,795,903	7,144,826	7,659,203	25,267,360	27,738,468

Units purchased	1,694,667	2,719,579	324,493	492,017	3,860,087	766,763	736,020	1,494,254
Units redeemed	(1,743,499)	(1,814,778)	(1,078,696)	(1,430,447)	(1,260,533)	(1,281,140)	(3,659,949)	(3,965,362)

Ending units	14,390,538	14,439,370	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRDivInc		WREnergy		WRGlNatRes		WRGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(135,172)	69,251	(33,422)	(1,755)	(732,490)	(309,143)	(3,616,784)	(3,785,387)
Realized gain (loss) on investments	587,915	165,994	58,709	(29,651)	1,249,986	187,347	11,276,144	3,441,849
Change in unrealized gain (loss) on investments	4,510,087	2,783,335	2,095,711	2,068	14,000,634	4,084,168	45,858,613	10,172,594
Reinvested capital gains	322,208	154,290	29,226	–	5,064,463	1,535,374	6,725,125	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,285,038	3,172,870	2,150,224	(29,338)	19,582,593	5,497,746	60,243,098	9,829,056

Equity transactions:
Purchase payments received from contract owners (note 3)	1,901,308	1,280,239	1,073,891	288,317	2,391,903	2,450,116	3,036,005	4,752,624
Transfers between funds	6,128,540	10,914,379	6,106,284	1,847,982	8,276,339	20,175,635	(21,241,983)	(32,012,674)
Redemptions (note 3)	(1,870,494)	(860,591)	(447,182)	(27,153)	(3,353,805)	(1,169,867)	(19,497,829)	(18,244,555)
Annuity benefits	(4,818)	(3,592)	–	–	(3,184)	(2,123)	(12,730)	(11,342)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(28,424)	(8,451)	(6,071)	(425)	(53,144)	(12,092)	(328,606)	(406,942
Adjustments to maintain reserves	1,163	6,748	(189)	(244)	3,745	17,256	(3,791)	21,934

Net equity transactions	6,127,275	11,328,732	6,726,733	2,108,477	7,261,854	21,458,925	(38,048,934)	(45,900,955)

Net change in contract owners’ equity	11,412,313	14,501,602	8,876,957	2,079,139	26,844,447	26,956,671	22,194,164	(36,071,899)
Contract owners’ equity beginning of period	31,724,593	17,222,991	2,079,139	–	43,850,732	16,894,061	270,419,191	306,491,090

Contract owners’ equity end of period	$43,136,906	31,724,593	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191

CHANGES IN UNITS:
Beginning units	2,287,217	1,421,645	225,125	–	2,887,238	1,378,143	28,866,345	33,936,580

Units purchased	721,623	1,110,335	678,343	250,745	853,106	1,739,253	788,814	1,114,688
Units redeemed	(309,038)	(244,763)	(108,752)	(25,620)	(453,177)	(230,158)	(4,506,687)	(6,184,923)

Ending units	2,699,802	2,287,217	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRHiInc		WRIntGro		WRIntVal		WRLTBond
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,313,024	4,706,041	(599,501)	(526,441)	113,229	234,808	620,498	814,956
Realized gain (loss) on investments	198,966	(200,651)	2,926,709	2,228,068	1,415,784	293,886	(1,081,634)	(146,086)
Change in unrealized gain (loss) on investments	(3,385,854)	2,301,066	10,110,684	10,830,967	(1,937,952)	4,039,274	1,110,733	322,750
Reinvested capital gains	–	–	2,224,092	–	3,592,027	2,422,927	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,126,136	6,806,456	14,661,984	12,532,594	3,183,088	6,990,895	649,597	991,620

Equity transactions:
Purchase payments received from contract owners (note 3)	1,605,584	1,702,983	1,928,460	2,064,420	1,246,348	814,250	102,479	534,803
Transfers between funds	3,319,010	1,822,019	3,932,861	530,078	2,376,758	7,929,531	(35,801,355)	(2,990,817
Redemptions (note 3)	(6,205,112)	(5,439,316)	(6,031,845)	(5,168,734)	(3,069,392)	(1,663,107)	(2,050,313)	(3,017,007)
Annuity benefits	(6,575)	(5,735)	(4,209)	(283)	(4,334)	(257)	(2,903)	(2,283)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(79,375)	(102,406)	(102,870)	(101,985)	(50,005)	(38,346)	(28,396)	(63,474)
Adjustments to maintain reserves	(2,327)	6,854	5,698	21,423	(6,059)	9,094	(7,174)	250

Net equity transactions	(1,368,795)	(2,015,601)	(271,905)	(2,655,081)	493,316	7,051,165	(37,787,662)	(5,538,528)

Net change in contract owners’ equity	757,341	4,790,855	14,390,079	9,877,513	3,676,404	14,042,060	(37,138,065)	(4,546,908)
Contract owners’ equity beginning of period	83,298,557	78,507,702	75,601,879	65,724,366	36,374,070	22,332,010	37,138,065	41,684,973

Contract owners’ equity end of period	$84,055,898	83,298,557	89,991,958	75,601,879	40,050,474	36,374,070	–	37,138,065

CHANGES IN UNITS:
Beginning units	5,604,764	5,754,595	6,317,661	6,562,646	2,084,663	1,636,753	3,102,882	3,575,770

Units purchased	719,281	771,146	874,190	968,491	515,583	736,295	103,694	365,505
Units redeemed	(809,521)	(920,977)	(911,798)	(1,213,476)	(481,650)	(288,385)	(3,206,576)	(838,393)

Ending units	5,514,524	5,604,764	6,280,053	6,317,661	2,118,596	2,084,663	–	3,102,882

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMicCpGr		WRMidCpGr		WRMMkt		WRMortSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(86,777)	(79,069)	(189,802)	(70,154)	1,149,836	805,168	185,409	298,244
Realized gain (loss) on investments	533,444	438,083	268,939	59,706	–	–	(33,894)	(27,848)
Change in unrealized gain (loss) on investments	(135,320)	114,745	959,096	540,013	–	–	34,819	(12,895)
Reinvested capital gains	–	–	402,368	3,183	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	311,347	473,759	1,440,601	532,748	1,149,836	805,168	186,334	257,501

Equity transactions:
Purchase payments received from contract owners (note 3)	167,999	310,446	705,919	566,622	6,425,111	2,312,631	180,809	95,979
Transfers between funds	(191,234)	1,752,869	4,284,892	6,648,900	13,381,445	13,224,480	1,168,475	2,200,182
Redemptions (note 3)	(535,335)	(324,666)	(1,189,904)	(275,266)	(11,513,739)	(7,459,186)	(833,291)	(296,490)
Annuity benefits	(4,681)	–	–	–	(631)	(256)	(2,215)	(2,209)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,146)	(4,791)	(17,406)	(3,603)	(143,763)	(131,082)	(13,429)	(4,246)
Adjustments to maintain reserves	148	1,730	1,300	2,344	7,010	(11,512)	34	110

Net equity transactions	(573,249)	1,735,588	3,784,801	6,938,997	8,155,433	7,935,075	500,383	1,993,326

Net change in contract owners’ equity	(261,902)	2,209,347	5,225,402	7,471,745	9,305,269	8,740,243	686,717	2,250,827
Contract owners’ equity beginning of period	6,684,118	4,474,771	11,595,360	4,123,615	31,187,936	22,447,693	8,678,994	6,428,167

Contract owners’ equity end of period	$6,422,216	6,684,118	16,820,762	11,595,360	40,493,205	31,187,936	9,365,711	8,678,994

CHANGES IN UNITS:
Beginning units	457,441	339,344	954,630	363,735	2,969,855	2,198,821	808,187	618,701

Units purchased	81,315	256,478	484,641	711,487	3,200,311	2,582,807	266,232	329,426
Units redeemed	(121,970)	(138,381)	(193,530)	(120,592)	(2,434,872)	(1,811,773)	(219,054)	(139,940)

Ending units	416,786	457,441	1,245,741	954,630	3,735,294	2,969,855	855,365	808,187

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRRealEstS		WRSciTech		WRSmCpGr		WRSmCpVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(234,727)	(95,232)	(1,703,395)	(1,667,424)	(1,739,372)	(1,930,505)	(176,499)	(143,927)
Realized gain (loss) on investments	1,810,968	380,561	5,976,451	5,084,701	6,072,623	7,996,394	(59,747)	91,021
Change in unrealized gain (loss) on investments	(7,086,843)	4,288,987	(3,045,846)	850,742	(1,757,309)	(14,162,677)	(1,042,471)	763,134
Reinvested capital gains	864,218	674,509	25,247,198	3,314,400	12,468,603	12,532,030	574,769	1,051,893

Net increase (decrease) in contract owners’ equity resulting from operations	(4,646,384)	5,248,825	26,474,408	7,582,419	15,044,545	4,435,242	(703,948)	1,762,121

Equity transactions:
Purchase payments received from contract owners (note 3)	673,618	663,817	2,375,156	2,432,710	1,468,283	2,373,484	327,491	307,172
Transfers between funds	(2,777,389)	8,002,811	(3,716,863)	(9,648,484)	(8,842,772)	(17,972,882)	272,410	318,421
Redemptions (note 3)	(2,285,844)	(1,612,552)	(9,440,600)	(7,712,554)	(9,448,666)	(9,331,885)	(1,369,669)	(861,761)
Annuity benefits	(6,178)	(1,072)	(7,395)	(6,658)	(11,023)	(11,280)	(4,046)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(41,869)	(31,871)	(177,899)	(151,209)	(164,678)	(199,702)	(23,430)	(17,350)
Adjustments to maintain reserves	2,901	8,542	4,067	32,311	(1,556)	14,676	480	2,232

Net equity transactions	(4,434,761)	7,029,675	(10,963,534)	(15,053,884)	(17,000,412)	(25,127,589)	(796,764)	(251,286)

Net change in contract owners’ equity	(9,081,145)	12,278,500	15,510,874	(7,471,465)	(1,955,867)	(20,692,347)	(1,500,712)	1,510,835
Contract owners’ equity beginning of period	28,171,604	15,893,104	121,604,433	129,075,898	132,360,446	153,052,793	13,544,922	12,034,087

Contract owners’ equity end of period	$19,090,459	28,171,604	137,115,307	121,604,433	130,404,579	132,360,446	12,044,210	13,544,922

CHANGES IN UNITS:
Beginning units	1,572,126	1,139,421	10,562,288	11,941,607	10,059,603	12,069,149	981,472	1,005,493

Units purchased	293,098	653,040	599,306	617,218	389,076	623,531	213,705	275,334
Units redeemed	(579,468)	(220,335)	(1,462,450)	(1,996,537)	(1,604,729)	(2,633,077)	(273,678)	(299,355)

Ending units	1,285,756	1,572,126	9,699,144	10,562,288	8,843,950	10,059,603	921,499	981,472

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRValue		WFVOpp
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(540,577)	(359,682)	(1,127,014)	(2,372,112)
Realized gain (loss) on investments	4,960,222	5,967,101	10,064,896	8,533,861
Change in unrealized gain (loss) on investments	(10,610,895)	7,639,161	(22,749,873)	(7,569,217)
Reinvested capital gains	7,415,435	5,121,207	23,867,522	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,185	18,367,787	10,055,531	19,003,302

Equity transactions:
Purchase payments received from contract owners (note 3)	1,066,148	1,984,410	2,815,296	3,407,132
Transfers between funds	(7,417,702)	(17,674,720)	(20,107,319)	(21,115,824)
Redemptions (note 3)	(9,110,904)	(9,217,205)	(23,860,094)	(21,106,533)
Annuity benefits	(18,303)	(9,424)	(20,577)	(32,913)
Annual contract maintenance charges (note 2)	–	–	(2,424)	(3,045)
Contingent deferred sales charges (note 2)	(154,700)	(211,900)	(150,669)	(257,360)
Adjustments to maintain reserves	5,249	16,449	(96,849)	22,110

Net equity transactions	(15,630,212)	(25,112,390)	(41,422,636)	(39,086,433

Net change in contract owners’ equity	(14,406,027)	(6,744,603)	(31,367,105)	(20,083,131)
Contract owners’ equity beginning of period	130,470,114	137,214,717	180,405,849	200,488,980

Contract owners’ equity end of period	$116,064,087	130,470,114	149,038,744	180,405,849

CHANGES IN UNITS:
Beginning units	9,004,271	10,933,745	13,514,581	16,647,315

Units purchased	440,369	498,029	1,291,903	546,237
Units redeemed	(1,484,049)	(2,427,503)	(4,040,020)	(3,678,971)

Ending units	7,960,591	9,004,271	10,766,464	13,514,581

See accompanying notes to financial statements.

80

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company transferred to the Account, 100,000 shares of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Balanced Fund – Series I (AIMBBal)

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Blue Chip Fund – Series I (AIMBlueCh)*

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2)

AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth)

AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE)

AIM VIF – International Growth Fund – Series I (AIMIntGr)*

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr)

AIM VIF – Premier Equity Fund – Series I (AIMPreEq)*

AIM VIF – Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Ultra® Fund – Class II (ACVPUltra2)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – Value Fund – Class II (ACVPVal2)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr)

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap)

BB&T Variable Insurance Funds – Large Cap Growth Fund (BBTLgCapGr)*

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Emerging Leaders Fund – Service Shares (DryIPELead)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS)*

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF – Diversified Income Builder Fund – Class 1 Shares (formerly Evergreen VAF –

Evergreen VA Strategic Income Fund – Class 1 Shares) (EvVFDivInc)*

Evergreen VAF – Fundamental Large Cap Fund – Class 1 Shares (EvVFFdLrgCp)*

Evergreen VAF – International Equity Fund – Class 1 Shares (EvVFIntEq)*

Evergreen VAF – Omega Fund – Class 1 Shares (EvVFOmega)*

Evergreen VAF – Special Values Fund – Class 1 Shares (EvVFSpVFl)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT – Balanced Fund – Class 1 (EvVTBal)*

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – High Income Bond II – Service Shares (FedHiIncS)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)*

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)

MFS VIT – Value Series – Service Class (MFSValueS)

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8)

Nationwide VIT – International Value Fund – Class II (NVITIntVal2)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

(formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

(formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

(formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Focus Portfolio – S Class Shares (NBTAFocus)*

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4)*

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS)

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt)

Oppenheimer VAF – Main Street®– Service Class (OppMStS)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)*

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Turner GVIT Growth Focus Fund – Class III (TurnGrowth3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – International Magnum Portfolio – Class I (VKUIntMag)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) Victory

VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)* Victory

VIF – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc. – Balanced Portfolio (WRBal)

W&R Target Funds, Inc. – Bond Portfolio (WRBond)

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc. – Energy Portfolio (WREnergy)

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company's financial position or results of operations upon adoption.

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		BOA Exclusive II(2)		BOA V(3)	BOA Choice Venue		BOA Choice(4)		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges – Recurring	0.95%		1.20%		1.10%	1.50%		1.20%		1.25%	1.75%	1.60%
Reduced Purchase Payment Option	0.25%		–		–	–		–		–	–	–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–		0.15%	–		–		–	–	–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–		0.10%	–		–		–	–	–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–		0.05%	–		–		–	–	–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.												–
Hardship Waiver for Tax Sheltered Annuities CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).	0.15%		–		0.15%	–		–		–	–	–
Death Benefit Options:.
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	0.15	%(5)	–	–		–		–	–	–
One-Year Step Up	0.05	%(6)	0.10	%(6)	0.05%	–		–		–	–	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	0.20	%(5)	–	0.15%		0.15	%(5)	–	–	–
5% Enhanced	0.10	%(7)	0.15	%(7)	0.10%	–		0.05	%(7)	–	–	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	0.45	%(9)	–	0.45	%(9)	0.45	%(9)	–	–	–
Option 2	0.30	%(8)	0.30	%(9)	–	0.30	%(9)	0.30	%(9)	–	–	–
Spousal Protection Annuity Option	–		–		–	0.10%		–		–	–	–
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–		–	–		–		–	–	–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		0.40%		–	0.40%		0.40%		–	–	–
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–		–	–		–		1.00%	–	–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		0.50%		–	0.50%		–		–	–	–
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10) :	3.95%		2.80%		1.70%	3.10%		2.20%		2.25%	1.75%	1.60%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddell & Reed Advisors Select Reserve product.
(3) Includes	NEA Select product.
(4) Includes	Key Corp and Paine Weber products.
(5) Available	beginning January 2, 2002 or a later date if state law requires.
(6) Available	until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available	until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8) No	longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9) No	longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended

December 31, 2007.

	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
0.95%	$38,652,188	1,022	4,760	135	812	15,888	616	–
1.00%	14,023,144	–	2,882	–	428	4,513	–	–
1.05%	2,701,087	–	897	–	–	172	–	–
1.10%	13,709,132	1,740	743	281	163	1,555	894	–
1.15%	7,000,699	572	1,079	665	68	630	396	–
1.20%	19,729,644	64	1,856	–	1,513	8,400	–	–
1.25%	3,603,480	1,080	6,643	–	659	2,943	354	–
1.30%	3,300,027	186	176	28	–	344	–	–
1.35%	4,344,031	317	23	–	810	2,995	395	–
1.40%	25,866,155	90	2,506	669	518	7,891	1,191	–
1.45%	7,146,006	–	–	–	87	3,440	–	–
1.50%	3,435,274	–	23,505	–	3,915	2,987	–	5,492
1.55%	12,489,166	1,909	1,768	252	483	2,416	4,701	–
1.60%	6,592,715	9	7,372	281	1,960	956	–	1,820
1.65%	4,320,282	–	27,876	–	3,142	2,371	–	5,788
1.70%	1,546,232	–	–	–	–	122	–	–
1.75%	2,103,161	67	6,435	8	1,853	514	–	858
1.80%	1,643,542	–	2,876	–	598	544	–	556
1.85%	2,150,639	–	24	–	–	678	–	–
1.90%	644,687	–	2,755	–	206	381	–	557
1.95%	1,366,322	–	19,839	–	3,817	32	–	3,983
2.00%	1,262,174	316	120	–	–	102	–	–
2.05%	1,623,742	1,775	5,465	–	3,157	888	–	7,114
2.10%	936,906	–	17,166	–	1,239	110	–	3,258
2.15%	267,238	–	2,244	–	728	645	–	140
2.20%	900,582	–	8,020	–	4,228	1,264	–	1,481
2.25%	619,636	–	1,193	–	401	1,333	–	–
2.30%	154,517	–	–	–	–	–	–	–
2.35%	42,151	–	902	–	311	–	–	24
2.40%	257,710	–	–	–	–	12	–	–
2.45%	103,886	–	195	–	432	96	–	2,205
2.50%	107,969	–	3,590	–	–	–	–	122
2.55%	20,628	–	–	–	–	–	–	–
2.60%	157,291	–	7,879	–	136	617	–	696
2.65%	11,703	–	–	–	–	–	–	–
2.70%	7,592	–	–	–	–	–	–	–
2.85%	1,943	–	–	–	–	–	–	–

Totals	$182,843,280	9,147	160,789	2,319	31,664	64,839	8,547	34,094

	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
0.95%	$–	328	1,036	–	–	–	539,337	–
1.00%	–	9	–	–	–	–	215,351	–
1.05%	–	–	–	–	–	–	46,924	–
1.10%	590	1,989	2,004	–	–	–	147,883	–
1.15%	51	711	90	–	–	–	65,398	–
1.20%	–	93	–	–	–	–	278,371	–
1.25%	–	–	165	302	–	87	42,395	–
1.30%	–	63	–	–	–	–	47,366	–
1.35%	–	–	139	–	–	–	55,429	–
1.40%	–	–	132	–	–	–	277,062	–
1.45%	–	–	–	–	–	–	82,911	–
1.50%	–	–	–	13,316	6,872	14,883	36,868	13,709
1.55%	–	–	1,643	–	–	–	126,906	–
1.60%	–	–	–	6,375	2,659	2,837	50,864	1,871
1.65%	–	–	–	9,902	20,028	16,296	65,417	9,795
1.70%	–	–	–	–	–	–	15,714	–
1.75%	–	–	–	1,221	1,509	4,327	28,423	1,761
1.80%	–	–	–	1,990	1,901	2,944	25,430	899
1.85%	–	–	–	–	–	–	14,207	–
1.90%	–	–	–	–	258	3,172	4,496	1,400
1.95%	–	–	–	10,130	12,907	19,739	3,907	3,584
2.00%	–	–	–	–	–	984	11,052	646
2.05%	–	–	651	8,773	3,991	10,228	15,969	4,156
2.10%	–	–	–	6,130	5,005	12,940	4,462	23,751
(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
2.15%	–	–	–	494	–	858	738	468
2.20%	–	–	–	7,062	2,036	8,695	1,897	10,490
2.25%	–	–	–	–	–	–	333	–
2.30%	–	–	–	–	–	–	539	–
2.35%	–	–	–	449	190	999	–	1,228
2.40%	–	–	–	–	–	–	929	–
2.45%	–	–	–	1,059	184	1,187	357	–
2.50%	–	–	–	718	1,517	772	134	509
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	2,057	472	1,344	125	1,481
2.65%	–	–	–	–	–	–	8	–
2.70%	–	–	–	–	–	–	280	–
2.85%	–	–	–	–	–	–	–	–

Totals	$641	3,192	5,860	69,978	59,439	102,292	2,207,481	75,748

	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
0.95%	$128,768	338,167	215,752	42,780	–	30,300	–	1,185,065
1.00%	33,922	170,272	61,254	10,148	–	6,523	–	387,264
1.05%	8,765	26,122	14,766	1,512	–	1,305	–	70,152
1.10%	26,680	45,554	53,533	8,526	–	9,719	–	403,744
1.15%	24,597	21,073	39,215	5,109	–	7,372	–	219,054
1.20%	99,457	153,940	155,002	25,209	–	18,555	–	749,686
1.25%	20,824	21,764	14,355	3,050	2,380	3,892	–	114,291
1.30%	11,885	32,035	16,788	5,758	–	1,818	–	116,154
1.35%	24,131	17,473	27,099	6,407	–	4,368	–	170,947
1.40%	96,609	84,430	116,981	21,575	–	20,484	–	829,737
1.45%	24,533	55,444	21,706	4,394	–	5,374	–	218,207
1.50%	5,687	22,842	10,372	1,588	–	1,581	5,786	93,896
1.55%	30,450	29,381	37,236	8,902	–	9,452	–	395,650
1.60%	21,304	9,558	29,401	3,769	–	6,043	1,754	165,713
1.65%	14,756	16,093	25,742	4,011	–	4,389	4,807	128,479
1.70%	2,041	2,567	5,559	812	–	194	–	57,450
1.75%	5,128	2,732	8,789	856	–	1,457	2,710	62,451
1.80%	4,302	3,331	10,183	940	–	1,352	183	51,552
1.85%	4,022	4,470	11,999	3,140	–	1,082	–	72,458
1.90%	240	738	483	380	–	1,001	311	13,978
1.95%	2,141	7,185	3,615	448	–	306	6,035	8,435
2.00%	2,728	789	1,519	2,331	–	47	763	36,716
2.05%	939	4,028	13,737	2,192	–	–	2,364	39,644
2.10%	2,923	146	539	185	–	1,004	2,670	4,720
2.15%	70	39	412	829	–	–	33	6,202
2.20%	5,513	1,156	1,524	40	–	296	3,852	14,004
2.25%	9,166	–	453	275	2,523	82	–	7,313
2.30%	–	32	528	2,327	–	–	–	3,014
2.35%	182	–	–	–	–	–	95	–
2.40%	15	–	1,884	6,256	–	–	–	552
2.45%	64	–	–	38	–	–	147	2,976
2.50%	–	–	–	–	–	–	–	598
2.55%	–	–	80	524	–	–	–	196
2.60%	–	–	–	–	–	32	164	1,258
2.65%	–	–	–	174	–	–	–	194
2.70%	–	–	–	30	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$611,842	1,071,362	900,506	174,515	4,903	138,028	31,674	5,631,750

	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
0.95%	$–	47,347	–	1,920	11,347	304	8,575	16,503
1.00%	–	25,688	–	–	–	–	–	6,280
1.05%	–	1,253	–	–	45	–	110	3,676
1.10%	–	8,468	–	4,769	11,965	309	5,360	854
1.15%	–	5,904	–	2,878	4,477	39	953	45
1.20%	–	16,892	–	29	237	–	182	2,029
1.25%	–	3,106	630	419	2,108	105	627	74
1.30%	–	1,557	–	618	2,483	131	1,345	18
1.35%	–	6,067	–	419	2,072	45	1,180	–
1.40%	–	23,106	–	313	11,749	263	5,063	–
1.45%	–	8,820	–	1,691	1,895	131	1,359	–
1.50%	34,759	1,630	–	92	161	9	99	–
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
1.55%	–	12,628	–	1,884	9,565	252	2,445	–
1.60%	7,865	2,698	–	4,825	4,905	309	5,032	–
1.65%	16,510	1,753	–	3,135	532	5	941	–
1.70%	–	1,816	–	6,890	79	4	42	–
1.75%	6,225	225	–	13	279	27	396	–
1.80%	9,436	904	–	–	–	3	–	–
1.85%	–	2,402	–	–	6,531	652	7,956	–
1.90%	8,964	–	–	–	2,430	–	4,138	–
1.95%	22,520	1	–	–	–	–	–	–
2.00%	3,601	922	–	–	647	69	–	–
2.05%	15,159	197	–	–	–	–	1,259	–
2.10%	11,484	10	–	–	–	–	–	–
2.15%	1,634	393	–	–	–	–	–	–
2.20%	9,012	362	–	–	–	–	–	–
2.25%	–	121	1,340	–	–	–	–	–
2.30%	–	26	–	–	–	–	–	–
2.35%	2,536	–	–	–	–	–	–	–
2.40%	–	43	–	–	–	–	–	–
2.45%	3,068	40	–	–	–	–	–	–
2.50%	464	–	–	–	–	–	–	–
2.55%	–	10	–	–	–	–	–	–
2.60%	2,608	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$155,845	174,389	1,970	29,895	73,507	2,657	47,062	29,478

	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
0.95%	$39,413	49,843	–	144,606	2,530,805	361,460	–	938
1.00%	22,624	28,032	–	41,901	1,144,029	144,552	–	–
1.05%	5,491	10,373	–	7,318	229,196	41,748	–	–
1.10%	1,173	2,527	–	53,911	613,690	101,738	–	308
1.15%	129	472	–	27,952	325,597	49,782	–	–
1.20%	4,202	17,731	–	71,888	1,139,889	172,896	–	–
1.25%	1,150	2,340	–	18,267	169,784	32,166	–	32
1.30%	336	2,836	–	13,432	215,329	32,294	–	–
1.35%	–	226	–	34,317	284,057	38,141	–	122
1.40%	120	1,688	–	79,122	966,207	153,285	–	374
1.45%	103	1,186	–	18,648	353,122	32,272	–	–
1.50%	953	1,219	1,252	7,709	83,374	19,187	10,814	–
1.55%	–	24	–	34,734	359,504	63,441	–	872
1.60%	43	–	350	21,637	194,963	30,227	6,746	–
1.65%	356	164	689	11,004	114,249	26,089	7,140	–
1.70%	–	26	–	6,602	87,357	6,949	–	–
1.75%	–	–	798	6,091	59,499	5,573	4,146	–
1.80%	–	541	82	4,198	61,700	10,136	961	–
1.85%	–	33	–	5,659	46,128	7,555	–	5,153
1.90%	–	10	40	4,290	22,126	2,041	824	–
1.95%	–	–	1,000	1,224	27,635	1,164	4,248	–
2.00%	–	–	163	4,211	28,768	2,816	93	–
2.05%	–	–	694	8,324	62,891	5,639	18,510	–
2.10%	–	6	506	200	3,242	1,821	5,861	–
2.15%	–	–	145	183	8,604	1,716	5	–
2.20%	–	–	1,709	1,837	12,262	607	3,362	–
2.25%	–	–	–	9	10,675	1,481	–	–
2.30%	–	8	–	415	4,133	122	–	–
2.35%	–	–	–	–	185	25	201	–
2.40%	–	–	–	51	69	248	–	–
2.45%	–	–	104	107	20	58	3,226	–
2.50%	–	–	–	–	–	–	1,257	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	99	–	–	885	674	–
2.65%	–	–	–	–	736	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$76,092	119,285	7,631	629,847	9,159,825	1,348,114	68,068	7,799

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
0.95%	$1,175	–	–	–	2,512	624,298	–	2,120,214
1.00%	–	–	–	–	3,673	143,725	–	860,229
1.05%	–	–	–	–	87	36,816	–	188,240
1.10%	335	–	–	–	83	218,309	–	575,480
1.15%	83	–	–	–	283	124,969	–	298,886
1.20%	–	–	–	–	1,824	387,108	–	1,117,602
1.25%	–	–	–	–	20	65,983	–	159,137
1.30%	–	–	–	–	326	67,425	–	159,369
1.35%	–	–	–	–	221	105,790	–	294,053
1.40%	2,513	–	–	–	2,797	479,622	–	1,243,326
1.45%	–	–	–	–	3,239	107,797	–	354,348
1.50%	–	2,526	1,523	14,355	137	58,010	32,713	111,910
1.55%	2,755	–	–	–	549	238,351	–	531,250
1.60%	–	–	4,655	4,103	224	143,904	10,654	267,661
1.65%	–	1,460	759	15,331	242	60,542	25,703	188,015
1.70%	–	–	–	–	178	53,546	–	54,983
1.75%	–	706	147	3,579	179	70,013	9,331	104,252
1.80%	–	119	399	1,115	67	29,333	2,074	71,981
1.85%	–	–	–	–	489	38,422	–	84,837
1.90%	–	–	686	736	32	14,999	3,154	11,651
1.95%	–	1,686	5,013	7,689	–	3,542	24,578	21,181
2.00%	–	–	–	397	–	19,347	604	28,842
2.05%	–	1,020	2,960	6,110	–	34,663	12,154	54,731
2.10%	–	649	2,468	25,308	–	2,552	19,118	1,526
2.15%	–	81	88	2,329	163	2,769	482	5,368
2.20%	–	2,661	2,239	4,578	–	7,432	12,014	13,161
2.25%	–	–	–	–	2	3,481	–	13,329
2.30%	–	–	–	–	–	1,592	–	4,876
2.35%	–	–	–	556	–	63	1,322	43
2.40%	–	–	–	–	–	743	–	5,074
2.45%	–	–	–	1,570	–	63	1,047	2,447
2.50%	–	–	–	7,729	–	726	2,089	–
2.55%	–	–	–	–	–	–	–	612
2.60%	–	434	37	422	–	1,850	5,727	913
2.65%	–	–	–	–	–	54	–	124
2.70%	–	–	–	–	–	462	–	639
2.85%	–	–	–	–	–	–	–	–

Totals	$6,861	11,342	20,974	95,907	17,327	3,148,301	162,764	8,950,289

	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
0.95%	$–	1,199,182	–	499,547	48,971	203,696	–	316,016
1.00%	–	648,654	–	197,206	13,593	97,199	–	86,270
1.05%	–	115,458	–	50,743	3,477	19,804	–	15,117
1.10%	–	301,319	–	115,886	10,133	22,908	–	81,356
1.15%	–	135,266	–	52,836	3,937	12,246	–	54,889
1.20%	–	682,797	–	243,396	35,925	112,961	–	201,211
1.25%	–	100,093	–	32,102	2,072	16,905	–	22,936
1.30%	–	107,581	–	46,616	5,215	13,607	–	24,898
1.35%	–	134,385	–	45,174	7,076	9,313	–	37,302
1.40%	–	620,288	–	252,425	37,773	54,503	–	173,709
1.45%	–	273,915	–	77,771	9,499	36,403	–	41,198
1.50%	67,213	72,814	17,891	26,914	1,264	6,229	30,385	9,618
1.55%	–	191,861	–	74,568	10,867	12,639	–	64,724
1.60%	20,667	78,299	8,310	39,903	3,247	2,096	11,709	34,298
1.65%	38,643	103,162	13,716	31,081	2,069	6,331	29,346	29,627
1.70%	–	55,706	–	12,303	1,439	3,520	–	7,983
1.75%	18,520	27,871	7,517	38,022	1,471	3,162	9,902	11,542
1.80%	13,039	27,209	3,708	11,165	863	2,595	3,413	9,424
1.85%	–	20,676	–	15,650	1,184	4,159	–	15,680
1.90%	13,662	11,607	1,953	1,928	395	1,134	7,884	3,739
1.95%	44,242	8,682	6,831	3,796	350	1,071	36,387	673
2.00%	610	24,095	380	11,005	2,807	1,820	2,743	3,171
2.05%	12,752	14,275	14,669	5,146	676	1,880	19,932	8,592
2.10%	39,356	1,758	10,633	1,196	144	357	25,342	2,001
2.15%	753	5,532	99	4,993	2,038	–	762	676
2.20%	23,973	4,962	11,392	4,353	264	995	18,093	3,188
2.25%	–	1,364	–	166	180	–	–	586
2.30%	–	492	–	1,523	1,611	–	–	1,826
(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
2.35%	811	64	24	–	–	–	429	–
2.40%	–	48	–	4,736	4,834	–	–	14
2.45%	3,282	4	3,931	80	2	–	3,880	140
2.50%	3,901	95	1,495	–	–	–	4,843	–
2.55%	–	–	–	662	532	–	–	–
2.60%	10,145	755	1,934	–	–	–	2,153	–
2.65%	–	240	–	433	107	–	–	139
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$311,569	4,970,508	104,483	1,903,325	214,015	647,532	207,203	1,262,543

	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.95%	$2,478,110	–	193,375	219,033	93,705	–	105,717	–
1.00%	1,062,360	–	60,931	130,656	33,471	–	43,413	–
1.05%	176,713	–	11,423	33,070	6,036	–	5,542	–
1.10%	665,247	–	64,649	22,314	31,683	–	26,785	–
1.15%	317,220	–	23,580	6,998	15,594	–	17,735	–
1.20%	1,372,741	–	90,251	72,433	72,025	–	60,831	–
1.25%	184,447	–	23,222	9,794	7,295	9,608	15,051	–
1.30%	230,113	–	21,216	11,378	12,802	–	10,517	–
1.35%	303,924	–	17,454	9,027	15,247	–	15,753	–
1.40%	1,252,944	–	105,029	47,057	47,490	–	82,341	–
1.45%	423,564	–	30,665	20,728	21,683	–	24,679	–
1.50%	142,323	74,079	10,956	6,746	4,593	48,769	3,546	11,454
1.55%	444,795	–	34,094	19,139	28,742	–	32,862	–
1.60%	215,810	16,072	43,515	5,378	13,831	17,465	18,403	2,739
1.65%	164,527	48,243	10,913	11,261	12,681	32,513	9,096	2,624
1.70%	76,563	–	6,239	3,558	6,744	–	8,182	–
1.75%	107,073	24,552	9,187	2,205	1,596	13,838	7,694	3,985
1.80%	77,699	8,657	8,778	1,229	1,706	4,152	3,131	1,806
1.85%	86,768	–	14,451	3,476	9,414	–	3,734	–
1.90%	23,977	10,965	5,402	825	2,769	6,637	466	1,365
1.95%	20,192	64,015	736	841	884	33,939	843	9,262
2.00%	46,431	3,519	4,193	356	6,625	5,531	2,431	55
2.05%	46,771	30,157	4,042	1,406	2,843	31,314	855	4,036
2.10%	8,489	43,457	1,083	79	307	29,664	4,123	10,689
2.15%	9,581	1,772	850	1,534	1,940	1,097	1,438	674
2.20%	9,565	30,803	2,300	222	301	18,273	1,493	3,147
2.25%	52,721	–	14,542	10	497	17,204	2,360	–
2.30%	8,958	–	8	3	4,955	–	197	–
2.35%	94	3,362	–	38	–	1,704	–	–
2.40%	20,895	–	21	–	12,250	–	42	–
2.45%	1,080	1,222	–	–	–	4,059	5	16
2.50%	1,551	3,181	–	–	–	9,247	223	1,406
2.55%	1,830	–	–	–	1,071	–	–	–
2.60%	1,540	4,277	–	–	–	2,797	–	1,609
2.65%	451	–	–	–	324	–	18	–
2.70%	123	–	–	–	–	–	–	–
2.85%	252	–	–	–	–	–	–	–

Totals	$10,037,442	368,333	813,105	640,795	471,104	287,811	509,506	54,867

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
0.95%	$76,852	11,159	–	11,688	–	3,640	–	44,176
1.00%	37,417	10,068	–	7,312	–	1,852	–	17,471
1.05%	5,220	301	–	343	–	–	–	3,437
1.10%	15,379	3,606	–	2,485	–	4,374	–	7,879
1.15%	12,779	1,676	–	1,346	–	1,418	–	3,990
1.20%	40,897	3,105	–	6,731	–	3,636	–	19,600
1.25%	9,599	1,822	452	1,159	205	248	1,117	7,866
1.30%	4,317	3,514	–	136	–	69	–	2,074
1.35%	16,703	341	–	2,161	–	2,388	–	2,145
1.40%	29,971	18,127	–	5,969	–	3,830	–	22,517
1.45%	15,289	1,263	–	809	–	980	–	13,340
1.50%	3,621	1,112	–	1,716	–	–	–	687
1.55%	19,839	7,716	–	1,968	–	595	–	10,150
1.60%	7,802	–	–	–	–	136	–	7,348
1.65%	4,304	13	–	1,582	–	127	–	2,124
1.70%	1,333	370	–	32	–	46	–	1,754
(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
1.75%	1,609	1,044	–	1,069	–	99	–	138
1.80%	1,881	133	–	–	–	1,502	–	1,267
1.85%	3,376	994	–	1,910	–	186	–	1,322
1.90%	335	–	–	–	–	–	–	2,505
1.95%	598	–	–	–	–	–	–	42
2.00%	4,881	1,635	–	–	–	–	–	1,601
2.05%	2,865	303	–	52	–	–	–	2,632
2.10%	225	–	–	–	–	4	–	32
2.15%	1,029	–	–	–	–	–	–	46
2.20%	1,517	–	–	–	–	–	–	404
2.25%	277	–	–	–	573	–	3,518	44
2.30%	2,199	–	–	283	–	–	–	25
2.35%	–	–	–	–	–	–	–	–
2.40%	3,767	–	–	–	–	–	–	6
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	337	–	–	–	–	–	–	11
2.60%	–	–	–	–	–	–	–	–
2.65%	110	–	–	–	–	–	–	–
2.70%	30	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$326,358	68,302	452	48,751	778	25,130	4,635	176,633

	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
0.95%	$–	29,442	66,162	115,671	–	64,796	–	527,296
1.00%	–	10,578	20,426	63,615	–	17,324	–	268,670
1.05%	–	1,658	5,150	12,321	–	1,693	–	30,009
1.10%	–	8,210	15,603	32,046	–	12,413	–	134,611
1.15%	–	5,324	7,461	14,430	–	5,615	–	63,621
1.20%	–	17,935	37,519	101,015	–	34,524	–	367,233
1.25%	1,297	8,710	6,335	23,720	11,383	11,190	464	54,575
1.30%	–	2,093	4,485	31,523	–	1,786	–	96,939
1.35%	–	3,100	8,128	23,706	–	5,926	–	59,169
1.40%	–	20,339	31,534	108,968	–	20,535	–	389,339
1.45%	–	4,988	9,568	43,270	–	12,327	–	206,682
1.50%	–	1,117	752	10,471	–	2,497	–	48,445
1.55%	–	8,248	7,238	49,148	–	10,360	–	126,169
1.60%	–	2,886	8,619	12,675	–	6,652	–	50,531
1.65%	–	2,359	4,763	6,837	–	2,558	–	64,605
1.70%	–	870	3,820	6,344	–	2,593	–	20,299
1.75%	–	1,344	1,141	12,641	–	266	–	12,732
1.80%	–	518	4,061	4,578	–	2,916	–	26,591
1.85%	–	3,892	3,625	13,339	–	3,123	–	17,741
1.90%	–	652	1,503	922	–	1,720	–	11,806
1.95%	–	–	377	1,065	–	560	–	13,704
2.00%	–	529	5,210	6,955	–	2,858	–	8,656
2.05%	–	1,066	2,306	5,690	–	2,123	–	13,103
2.10%	–	189	341	449	–	283	–	2,150
2.15%	–	–	1,531	2,975	–	1,181	–	3,144
2.20%	–	40	353	850	–	440	–	2,760
2.25%	–	–	161	4,370	8,229	177	–	376
2.30%	–	–	2,883	217	–	1,749	–	92
2.35%	–	–	–	–	–	–	–	61
2.40%	–	–	5,560	56	–	4,805	–	1,311
2.45%	–	–	–	–	–	–	–	4
2.50%	–	–	–	–	–	–	–	1,008
2.55%	–	–	551	–	–	458	–	–
2.60%	–	–	–	–	–	–	–	894
2.65%	–	–	108	–	–	106	–	–
2.70%	–	–	33	–	–	–	–	154
2.85%	–		–	–	–	–	–	–

Totals	$1,297	136,087	267,307	709,867	19,612	235,554	464	2,624,480

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT- 9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
0.95%	$45,681	107,757	8,423	409,877	428,054	98,278	128,441	–
1.00%	15,724	63,796	5,600	164,893	239,519	35,881	40,610	–
1.05%	3,533	7,713	65	22,246	27,440	7,379	6,299	–
1.10%	15,293	19,505	1,305	157,733	111,266	26,271	32,877	–
1.15%	9,447	10,491	238	62,934	52,704	14,066	20,175	–
1.20%	37,445	60,709	3,287	325,331	307,654	72,867	168,197	–
1.25%	11,884	8,877	498	55,244	34,984	8,990	11,849	3,420
1.30%	3,796	11,412	18	33,139	45,469	20,652	12,026	–
1.35%	8,286	4,957	1,104	72,081	23,029	13,620	20,373	–
1.40%	29,929	63,815	5,703	253,557	245,639	46,495	71,378	–
1.45%	10,844	43,535	3,740	80,990	164,599	14,538	27,046	–
1.50%	3,144	9,129	394	28,211	41,083	12,933	17,891	–
1.55%	15,428	11,986	1,574	98,429	66,698	23,194	31,056	–
1.60%	3,254	3,763	1,859	53,787	18,399	11,395	11,632	–
1.65%	11,059	8,249	1,708	51,199	26,570	9,812	9,861	–
1.70%	3,284	2,489	–	23,105	12,020	4,488	3,256	–
1.75%	2,324	287	164	24,114	4,015	2,209	7,503	–
1.80%	2,637	1,774	235	12,588	14,262	3,718	7,517	–
1.85%	2,371	850	1,964	16,970	14,769	4,068	4,019	–
1.90%	531	1,151	1,481	5,328	1,752	1,981	783	–
1.95%	116	1,389	512	6,750	5,700	156	3,821	–
2.00%	1,237	739	34	18,451	6,815	1,215	1,578	–
2.05%	1,760	2,732	941	10,728	4,512	3,940	1,390	–
2.10%	431	309	–	2,360	1,334	1,998	6,489	–
2.15%	116	33	205	6,501	210	365	12	–
2.20%	376	337	1,769	2,523	3,609	1,926	1,830	–
2.25%	253	21	113	1,485	613	80	2,801	89
2.30%	1,292	3	–	7,578	21	521	–	–
2.35%	35	12	–	–	33	–	358	–
2.40%	52	–	–	20,084	–	–	–	–
2.45%	153	39	9	–	7	–	–	–
2.50%	–	–	197	84	199	–	–	–
2.55%	48	–	–	1,975	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	425	–	–	–	–
2.70%	–	–	–	69	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$241,763	447,859	43,140	2,030,769	1,902,977	443,036	651,068	3,509

	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
0.95%	$–	–	132,386	75,564	76,290	58,401	4,478	60,723
1.00%	–	–	24,975	37,658	16,290	18,544	916	21,354
1.05%	–	–	3,299	5,940	7,721	3,312	244	8,034
1.10%	–	–	20,806	19,069	15,068	21,065	1,288	25,919
1.15%	–	–	8,611	21,637	11,802	8,886	470	14,898
1.20%	–	–	55,715	79,855	81,585	51,214	5,429	60,482
1.25%	–	–	11,546	8,724	7,220	9,077	1,699	11,098
1.30%	–	–	9,846	25,660	8,251	37,038	709	19,224
1.35%	–	–	6,953	13,484	17,417	11,651	1,217	20,189
1.40%	–	–	37,459	71,789	54,839	46,392	2,769	74,452
1.45%	–	–	21,661	9,369	8,795	3,776	50	7,637
1.50%	10,992	3,477	22,852	3,212	2,347	2,451	43	4,050
1.55%	–	–	30,234	21,866	13,816	10,477	667	11,951
1.60%	3,177	1,381	12,837	6,444	6,847	3,624	143	12,785
1.65%	10,033	4,815	22,446	4,938	7,649	5,508	433	8,005
1.70%	–	–	2,927	4,094	510	1,420	8	2,434
1.75%	3,654	925	8,237	3,916	303	1,292	81	3,025
1.80%	2,168	707	1,769	1,613	1,734	1,330	55	1,362
1.85%	–	–	3,523	7,453	3,852	7,147	143	2,130
1.90%	2,093	929	6,659	58	1,298	209	22	490
1.95%	8,038	5,837	11,895	981	217	120	–	124
2.00%	–	–	7,396	2,739	2,466	648	18	633
2.05%	6,391	3,185	18,349	12,085	1,680	2,493	–	427
2.10%	5,779	3,579	5,666	342	76	161	–	40
2.15%	44	5	4,143	368	1,748	75	–	99
2.20%	2,482	2,025	11,310	2,164	423	54	5	302
2.25%	–	–	4,829	8,702	6,928	–	590	9,630
2.30%	–	–	3,452	–	780	–	–	–
(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
2.35%	–	174	458	–	–	–	–	–
2.40%	–	–	10,733	346	1,474	–	–	–
2.45%	257	547	1,300	–	–	–	–	–
2.50%	2,167	151	990	–	–	–	–	–
2.55%	–	–	957	–	262	–	–	–
2.60%	1,030	161	879	–	–	–	–	–
2.65%	–	–	291	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$58,305	27,898	527,389	450,070	359,688	306,365	21,477	381,497

	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
0.95%	$245,736	120,043	18,543	385,341	–	–	78,666	4,443
1.00%	100,959	33,738	3,605	148,170	–	–	52,489	265
1.05%	24,082	6,271	144	14,170	–	–	4,505	1,004
1.10%	78,087	33,480	7,923	92,059	–	–	14,779	2,200
1.15%	45,173	11,981	2,293	54,524	–	–	14,875	551
1.20%	98,413	168,487	2,344	196,921	–	–	45,637	889
1.25%	17,434	17,820	2,824	32,017	–	1,009	4,009	536
1.30%	27,017	18,371	892	32,598	–	–	4,819	92
1.35%	27,553	13,602	1,024	54,389	–	–	5,377	713
1.40%	119,031	76,130	5,100	189,438	–	–	84,993	3,336
1.45%	31,874	15,851	3,452	65,688	–	–	28,814	145
1.50%	12,910	8,312	1,033	13,430	8,095	–	4,313	305
1.55%	49,978	28,096	3,314	63,693	–	–	23,002	1,892
1.60%	28,082	13,328	788	37,661	2,245	–	12,208	1,908
1.65%	14,875	6,020	578	30,950	2,519	–	8,978	212
1.70%	12,154	25,001	1,171	11,786	–	–	2,080	–
1.75%	24,269	2,886	141	29,215	2,569	–	4,149	–
1.80%	11,868	5,578	890	11,287	–	–	1,094	297
1.85%	11,082	9,546	1,932	10,167	–	–	10,100	739
1.90%	1,807	1,920	66	3,802	1,056	–	1,276	–
1.95%	1,651	1,803	–	3,564	5,362	–	1,925	–
2.00%	4,169	8,815	–	14,304	438	–	13,253	–
2.05%	3,525	2,499	1,222	8,344	2,623	–	1,603	–
2.10%	1,799	670	568	1,569	2,402	–	374	1
2.15%	943	6,074	36	510	862	–	783	–
2.20%	471	1,579	–	6,531	5,582	–	1,312	–
2.25%	16	539	–	1,051	–	–	1,331	–
2.30%	361	4,838	–	6,088	–	–	2,768	–
2.35%	–	–	–	–	–	–	–	–
2.40%	16	14,197	–	5,078	–	–	5,068	–
2.45%	–	11	–	396	77	–	–	–
2.50%	248	–	–	–	619	–	–	–
2.55%	–	1,510	–	593	–	–	421	–
2.60%	–	–	–	–	1,245	–	–	–
2.65%	–	358	–	248	–	–	107	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$995,582	659,354	59,882	1,525,582	35,694	1,009	435,108	19,527

	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
0.95%	$148,938	75,333	55,616	–	24,802	–	54,788	4,567
1.00%	66,860	33,227	27,251	–	9,190	–	19,175	3,469
1.05%	11,629	9,671	2,562	–	2,091	–	3,876	240
1.10%	27,217	11,609	14,905	–	7,772	–	18,436	2,154
1.15%	24,220	3,210	7,494	–	7,058	–	17,981	461
1.20%	115,306	25,271	34,367	–	20,587	–	30,176	2,915
1.25%	8,905	6,321	4,531	356	1,086	1,280	2,446	456
1.30%	21,558	9,474	7,778	–	2,715	–	4,248	290
1.35%	21,490	3,145	7,884	–	1,700	–	11,035	260
1.40%	82,602	18,544	32,765	–	19,902	–	36,459	3,451
1.45%	32,729	8,398	12,853	–	3,741	–	13,898	1,391
1.50%	19,689	1,990	968	–	436	–	7,408	359
1.55%	29,749	6,435	16,440	–	11,576	–	22,645	1,060
1.60%	16,516	691	9,800	–	6,396	–	8,401	418
1.65%	11,292	2,750	3,025	–	2,592	–	9,672	152
1.70%	7,505	243	5,194	–	1,495	–	2,918	105
(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
1.75%	6,191	800	2,067	–	1,211	–	4,979	96
1.80%	3,550	2,550	2,408	–	1,154	–	4,192	350
1.85%	9,341	2,112	2,051	–	2,015	–	3,467	314
1.90%	5,880	129	578	–	594	–	4,559	182
1.95%	211	10	278	–	1,551	–	4,976	15
2.00%	5,576	63	1,707	–	1,581	–	1,449	42
2.05%	7,975	2,060	521	–	1,947	–	5,710	–
2.10%	885	506	256	–	18	–	1,612	1
2.15%	473	–	21	–	13	–	159	–
2.20%	3,489	153	1,404	–	486	–	2,439	4
2.25%	163	14	6	–	167	–	230	–
2.30%	5,668	–	246	–	820	–	39	–
2.35%	–	19	–	–	–	–	437	–
2.40%	3,023	–	1	–	695	–	183	–
2.45%	169	–	68	–	–	–	163	–
2.50%	–	85	–	–	–	–	–	–
2.55%	276	–	–	–	24	–	177	–
2.60%	–	–	–	–	–	–	2,532	–
2.65%	89	–	–	–	22	–	30	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$699,164	224,812	255,045	356	135,437	1,280	300,895	22,752

	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
0.95%	$39,077	1,414,314	–	246,083	12,212	–	244,634	–
1.00%	16,439	503,297	–	127,925	1,923	–	62,813	–
1.05%	1,682	115,659	–	33,933	286	–	11,116	–
1.10%	9,896	370,159	–	37,366	1,256	–	44,749	–
1.15%	7,785	191,725	–	18,288	1,894	–	29,827	–
1.20%	19,852	630,609	–	45,035	2,815	–	169,806	–
1.25%	2,515	92,863	–	8,568	1,159	63	11,277	7,235
1.30%	1,519	90,254	–	31,211	186	–	46,289	–
1.35%	4,260	135,392	–	9,586	796	–	31,390	–
1.40%	20,241	766,384	–	46,797	4,033	–	92,557	–
1.45%	9,941	171,354	–	17,741	1,132	–	24,791	–
1.50%	1,476	81,152	48,284	4,975	127	–	10,399	7,129
1.55%	17,860	385,161	–	20,140	464	–	37,045	–
1.60%	6,696	158,548	13,841	2,658	630	–	25,913	3,808
1.65%	3,416	80,398	36,275	4,929	1,353	–	19,131	2,677
1.70%	1,631	46,354	–	1,786	188	–	8,579	–
1.75%	1,842	71,090	11,646	2,575	–	–	6,770	3,907
1.80%	2,258	32,749	5,797	1,191	28	–	6,168	–
1.85%	1,392	48,400	–	2,201	120	–	7,665	–
1.90%	1,018	11,233	7,691	62	1	–	983	395
1.95%	846	10,845	41,199	29	–	–	695	2,850
2.00%	397	35,954	562	234	141	–	7,077	924
2.05%	2,710	47,013	21,388	292	110	–	6,722	2,501
2.10%	145	2,226	41,770	76	–	–	1,059	2,791
2.15%	675	3,153	624	686	102	–	2,596	868
2.20%	152	3,477	22,040	214	122	–	2,999	1,952
2.25%	6	19,010	–	250	3	–	409	–
2.30%	39	2,727	–	21	–	–	1,853	–
2.35%	64	–	540	–	–	–	–	966
2.40%	24	403	–	–	–	–	8,023	–
2.45%	60	2,162	3,747	247	–	–	–	251
2.50%	–	4	3,081	30	–	–	–	67
2.55%	11	705	–	–	–	–	797	–
2.60%	–	–	4,970	–	–	–	–	1,902
2.65%	–	–	–	–	–	–	209	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$175,925	5,524,773	263,455	665,129	31,081	63	924,341	40,223

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
0.95%	$175,595	198,103	923,312	478,994	342,434	323,685	211,647	711,819
1.00%	41,772	34,874	306,234	149,270	88,426	126,609	90,914	239,990
1.05%	20,978	5,870	58,791	17,174	16,733	32,422	14,114	41,239
1.10%	74,935	74,934	414,252	292,316	178,729	99,160	60,638	230,512
1.15%	58,354	54,485	343,931	218,190	94,643	46,840	34,761	136,294
1.20%	109,835	132,581	485,607	323,648	175,508	187,516	135,029	388,018
1.25%	82,249	28,183	251,369	148,875	76,918	21,245	21,602	62,821
1.30%	14,668	21,625	68,869	35,362	36,628	26,800	26,132	110,407
1.35%	36,174	38,372	130,739	90,799	43,539	37,048	19,400	106,421
1.40%	127,123	161,389	970,873	567,186	262,479	211,107	125,434	466,126
1.45%	34,717	23,757	164,730	82,368	55,459	71,896	43,803	158,226
1.50%	28,666	46,195	205,285	133,600	73,910	18,174	14,069	43,467
1.55%	62,848	100,836	400,403	228,766	166,572	96,399	54,782	225,839
1.60%	45,789	102,723	371,237	196,960	152,185	29,466	25,229	104,225
1.65%	57,554	38,905	195,087	136,207	72,430	24,974	13,791	69,411
1.70%	9,751	9,485	69,036	41,091	40,155	8,462	5,795	22,607
1.75%	28,577	23,918	216,719	100,852	83,692	12,928	4,804	37,500
1.80%	21,813	4,501	99,218	50,844	51,502	7,737	10,382	31,589
1.85%	13,902	13,087	108,822	82,937	25,113	8,174	8,550	41,751
1.90%	1,135	325	19,639	27,217	4,806	1,592	1,883	16,104
1.95%	35,226	8,886	52,172	58,058	13,958	4,664	1,635	7,536
2.00%	8,431	21,318	32,035	71,850	17,807	4,602	7,048	21,903
2.05%	30,057	11,027	132,167	36,474	28,695	6,757	4,869	35,822
2.10%	12,796	9,679	92,420	54,592	36,467	578	1,693	4,343
2.15%	2,477	4,499	21,265	18,122	15,993	2,188	1,936	1,547
2.20%	22,217	7,693	106,224	82,517	40,836	1,469	718	12,401
2.25%	6,197	9,603	107,752	101,268	5,791	291	3,708	5,490
2.30%	4,580	–	2,813	4,431	1,458	473	151	1,537
2.35%	–	309	8,045	2,421	343	63	11	26
2.40%	828	–	–	551	–	314	2,607	1,033
2.45%	2,168	81	4,372	3,481	2,542	–	60	1,995
2.50%	–	103	11,188	4,204	7,942	–	–	–
2.55%	–	–	–	97	–	–	–	–
2.60%	18,525	1,885	7,818	14,540	9,574	–	–	–
2.65%	63	252	1,417	36	678	445	128	–
2.70%	–	–	–	–	–	–	–	247
2.85%	–	–	–	1,334	–	–	–	–

Totals	$1,190,000	1,189,483	6,383,841	3,856,632	2,223,945	1,414,078	947,323	3,338,246

	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
0.95%	$1,638,924	175,917	–	937,592	–	959,246	–	1,274,018
1.00%	685,640	61,158	–	278,972	–	353,936	–	652,917
1.05%	169,298	7,803	–	59,022	–	56,434	–	105,289
1.10%	342,240	71,997	–	282,366	–	229,614	–	230,559
1.15%	172,854	34,105	–	124,914	–	115,492	–	70,275
1.20%	986,742	116,217	–	463,570	–	465,226	–	238,386
1.25%	108,411	19,378	–	65,757	–	74,095	–	53,084
1.30%	139,438	21,561	–	68,536	–	84,159	–	37,782
1.35%	172,623	29,518	–	112,127	–	79,701	–	44,954
1.40%	1,037,892	125,039	–	514,746	–	437,450	–	356,456
1.45%	319,992	48,131	–	140,472	–	133,831	–	146,960
1.50%	136,123	9,802	3,606	49,955	14,213	43,351	17,686	38,703
1.55%	370,353	58,458	–	241,580	–	137,734	–	108,665
1.60%	205,139	27,684	726	112,533	3,715	73,683	11,615	42,158
1.65%	137,584	22,361	3,732	91,123	7,059	88,331	6,016	41,078
1.70%	42,615	13,521	–	35,989	–	23,544	–	14,971
1.75%	45,591	10,965	1,237	53,111	2,469	24,741	4,409	11,298
1.80%	51,422	8,703	180	32,819	113	31,840	6,057	9,349
1.85%	71,596	8,437	–	43,062	–	40,799	–	15,146
1.90%	11,861	2,742	497	9,576	1,467	5,393	6,225	3,761
1.95%	23,509	1,227	4,976	18,746	7,004	10,546	11,188	4,493
2.00%	26,588	10,365	26	53,389	280	14,753	1,938	10,011
2.05%	34,659	7,393	2,114	23,466	2,868	22,235	8,425	4,479
2.10%	26,147	1,680	4,443	3,364	8,486	2,618	8,576	1,784
2.15%	13,348	809	57	3,288	673	3,253	670	2,410
2.20%	29,381	2,310	1,368	13,070	4,938	3,761	10,289	1,921
2.25%	10,219	788	–	2,868	–	1,460	–	16,115
2.30%	3,365	143	–	1,015	–	3,280	–	850
(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
2.35%	1,398	34	59	59	633	–	–	63
2.40%	–	242	–	1,307	–	7,725	–	278
2.45%	1,739	–	215	786	4	105	3,011	–
2.50%	196	–	463	–	678	184	1,137	73
2.55%	7	–	–	–	–	672	–	–
2.60%	1,540	–	228	–	1,695	–	2,531	–
2.65%	–	64	–	62	–	167	–	273
2.70%	3,879	–	–	–	–	307	–	–
2.85%	–	–	–	179	–	–	–	–

Totals	$7,022,313	898,552	23,927	3,839,420	56,295	3,529,666	99,773	3,538,558

	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
0.95%	$–	–	63,771	–	44,199	186,972	424,238	2,976
1.00%	–	–	16,861	–	25,247	101,049	145,344	594
1.05%	–	–	2,214	–	2,344	17,687	34,111	16
1.10%	–	–	9,558	–	14,672	51,181	91,408	1,357
1.15%	–	–	9,578	–	7,075	48,049	44,980	139
1.20%	–	–	23,018	–	32,136	165,638	238,882	641
1.25%	–	51	4,342	4,002	4,060	25,265	26,939	777
1.30%	–	–	5,585	–	4,903	17,022	37,299	174
1.35%	–	–	3,980	–	6,031	36,788	47,495	28
1.40%	–	–	24,503	–	28,026	124,760	219,374	1,370
1.45%	–	–	11,452	–	6,494	60,898	67,869	426
1.50%	4,256	–	3,958	–	7,311	24,946	42,323	6,359
1.55%	–	–	16,853	–	21,174	48,069	73,089	343
1.60%	2,770	–	4,719	–	13,289	34,267	44,872	1,453
1.65%	3,979	–	6,513	–	5,244	51,879	47,925	2,609
1.70%	–	–	3,531	–	1,301	6,876	14,764	90
1.75%	2,684	–	754	–	5,191	11,325	23,302	1,287
1.80%	958	–	1,861	–	2,504	13,391	14,665	–
1.85%	–	–	2,127	–	596	7,319	19,645	18
1.90%	770	–	3,123	–	5,145	3,241	4,198	8
1.95%	3,063	–	1,029	–	2,193	2,156	17,489	2,424
2.00%	–	–	1,724	–	2,066	3,285	5,648	475
2.05%	2,853	–	1,011	–	4,445	3,433	16,098	5,522
2.10%	2,124	–	84	–	1,610	1,497	9,132	738
2.15%	–	–	572	–	223	600	3,695	356
2.20%	2,304	–	1,619	–	1,371	2,765	12,686	1,797
2.25%	–	–	129	1,676	17	4,845	233	–
2.30%	–	–	1,727	–	567	836	1,804	–
2.35%	–	–	–	–	–	–	678	–
2.40%	–	–	3,276	–	637	–	2,512	–
2.45%	571	–	–	–	–	49	3,327	915
2.50%	9,551	–	–	–	–	–	1,157	432
2.55%	–	–	263	–	47	–	259	–
2.60%	281	–	–	–	630	885	3,245	186
2.65%	–	–	59	–	11	–	265	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$36,164	51	229,794	5,678	250,759	1,056,973	1,740,950	33,510

	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
0.95%	$261,178	26,990	466,278	461,627	26,146	45,751	–	949,667
1.00%	101,702	8,664	219,388	208,973	2,504	15,372	–	339,077
1.05%	31,342	1,171	32,352	45,878	1,293	1,889	–	57,584
1.10%	66,502	13,130	128,298	104,384	1,508	14,473	–	338,200
1.15%	40,148	3,368	62,807	42,992	1,223	6,389	–	183,547
1.20%	113,291	15,585	269,409	216,297	15,824	26,046	–	472,386
1.25%	23,805	3,298	43,808	20,678	1,897	4,268	–	87,541
1.30%	20,749	1,096	39,827	55,182	573	1,219	–	69,441
1.35%	42,322	4,601	43,006	34,674	2,121	3,482	–	121,543
1.40%	129,287	25,993	275,253	210,623	9,219	34,156	–	531,738
1.45%	41,080	6,293	138,608	54,937	2,376	7,409	–	179,967
1.50%	12,938	2,203	29,732	17,661	491	1,241	24,297	66,815
1.55%	71,146	7,540	102,600	93,450	1,949	13,322	–	245,440
1.60%	34,481	6,116	43,866	28,097	1,727	7,535	11,554	115,610
1.65%	19,314	4,589	45,925	27,213	800	4,026	13,763	124,048
1.70%	6,272	1,770	12,499	8,722	1,692	4,027	–	32,800
(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
1.75%	11,246	965	21,537	6,141	421	2,021	6,299	36,897
1.80%	5,145	253	12,080	10,474	219	325	9,296	35,984
1.85%	11,530	602	13,970	5,714	46	1,158	–	50,946
1.90%	3,910	105	5,527	5,078	15	145	4,252	10,318
1.95%	2,554	128	5,120	1,037	–	11	17,578	8,435
2.00%	6,990	1,058	6,318	5,371	138	949	127	17,276
2.05%	8,614	568	11,724	9,206	424	820	8,710	25,430
2.10%	540	129	3,244	1,448	18	871	8,155	1,978
2.15%	865	–	1,137	1,157	10	–	644	2,982
2.20%	784	565	6,080	1,527	–	1,279	8,154	4,580
2.25%	89	–	907	416	939	656	–	27,138
2.30%	505	–	123	4,688	–	–	–	732
2.35%	–	–	61	22	–	–	459	103
2.40%	–	584	–	9,506	–	–	–	2,440
2.45%	–	–	52	8	–	–	459	246
2.50%	–	–	–	–	–	–	2,486	376
2.55%	–	–	–	743	–	–	–	45
2.60%	–	–	–	–	–	–	2,831	–
2.65%	–	–	49	279	–	–	–	71
2.70%	–	–	–	–	–	–	–	350
2.85%	–	–	–	–	–	–	–	–

Totals	$1,068,330	137,364	2,041,586	1,694,204	73,573	198,840	119,064	4,141,732

	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
0.95%	$595,793	422,643	–	763	5,201	–	31,060	–
1.00%	147,981	83,594	–	339	909	–	10,718	–
1.05%	28,252	14,998	–	83	196	–	1,984	–
1.10%	185,426	158,734	–	327	1,269	–	8,892	–
1.15%	107,063	78,884	–	58	835	–	2,995	–
1.20%	419,279	307,259	–	4,850	7,436	–	18,024	–
1.25%	59,142	43,361	–	–	116	2,098	3,204	2,677
1.30%	70,354	46,315	–	–	1,505	–	3,818	–
1.35%	80,061	77,402	–	136	330	–	4,202	–
1.40%	396,576	329,418	–	4,169	3,264	–	16,673	–
1.45%	78,106	90,451	–	66	1,038	–	6,162	–
1.50%	50,674	34,204	16,596	–	304	–	4,495	–
1.55%	135,487	139,672	–	1,322	3,149	–	5,160	–
1.60%	92,851	67,163	12,184	19	2,230	–	3,067	–
1.65%	74,344	98,149	7,886	206	400	–	1,657	–
1.70%	19,426	16,316	–	2	138	–	4,820	–
1.75%	39,503	30,637	8,082	–	29	–	567	–
1.80%	25,097	32,140	6,975	9	–	–	193	–
1.85%	29,536	20,678	–	–	–	–	1,057	–
1.90%	14,409	7,623	2,678	–	–	–	47	–
1.95%	21,759	11,443	16,746	–	–	–	410	–
2.00%	13,296	9,970	656	–	–	–	1,333	–
2.05%	32,233	29,750	15,202	–	–	–	456	–
2.10%	17,512	1,635	16,931	–	–	–	51	–
2.15%	3,659	399	1,277	–	–	–	597	–
2.20%	19,317	1,920	17,229	56	30	–	162	–
2.25%	284	1,389	–	21	36	–	3	–
2.30%	790	460	–	36	60	–	–	–
2.35%	361	–	1,053	–	–	–	–	–
2.40%	446	1,537	–	–	–	–	–	–
2.45%	1,989	–	2,378	–	–	–	–	–
2.50%	1,387	13	729	–	–	–	–	–
2.55%	–	64	–	–	–	–	–	–
2.60%	3,913	–	608	–	–	–	–	–
2.65%	348	85	–	–	–	–	–	–
2.70%	–	188	–	–	–	–	–	–
2.85%	–	63	–	–	–	–	–	–

Totals	$2,766,654	2,158,558	127,210	12,462	28,475	2,098	131,807	2,677

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
0.95%	$810,114	–	428,039	–	2,572	934	–	243
1.00%	361,815	–	215,622	–	303	6	–	76
1.05%	61,449	–	36,935	–	–	–	–	–
1.10%	224,833	–	162,504	–	2,919	2,659	–	2,238
1.15%	109,434	–	62,004	–	1,115	121	–	958
1.20%	473,811	–	223,359	–	–	–	–	125
1.25%	80,913	–	44,030	–	–	–	411	96
1.30%	85,773	–	36,139	–	30	–	–	50
1.35%	121,787	–	36,263	–	–	–	–	–
1.40%	525,289	–	228,357	–	–	–	–	–
1.45%	238,974	–	135,680	–	–	–	–	–
1.50%	73,138	25,807	26,130	20,072	–	–	–	–
1.55%	213,259	–	64,018	–	–	–	–	–
1.60%	96,679	8,484	29,653	12,330	–	–	–	–
1.65%	79,809	49,168	54,026	19,666	–	–	–	–
1.70%	22,257	–	25,171	–	–	–	–	–
1.75%	34,162	11,189	7,637	6,954	–	–	–	–
1.80%	42,964	2,510	11,759	1,656	–	–	–	–
1.85%	32,511	–	17,124	–	–	–	–	–
1.90%	6,326	3,388	3,784	2,358	–	–	–	–
1.95%	7,664	10,555	6,183	20,148	–	–	–	–
2.00%	16,845	1,211	4,566	80	–	–	–	–
2.05%	12,809	14,376	5,771	7,356	–	–	–	–
2.10%	2,557	21,834	1,309	7,978	–	–	–	–
2.15%	2,639	282	184	1,136	–	–	–	–
2.20%	5,720	10,346	3,192	4,317	–	–	–	–
2.25%	4,015	–	496	–	–	–	–	–
2.30%	1,970	–	96	–	–	–	–	–
2.35%	143	596	2	1,315	–	–	–	–
2.40%	4,633	–	–	–	–	–	–	–
2.45%	97	1,006	–	2,089	–	–	–	–
2.50%	450	54	142	352	–	–	–	–
2.55%	329	–	–	–	–	–	–	–
2.60%	69	1,289	88	989	–	–	–	–
2.65%	577	–	7	–	–	–	–	–
2.70%	–	–	241	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,755,815	162,095	1,870,510	108,796	6,939	3,720	411	3,785

	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
0.95%	$–	127	254	276	1,852	9	1,396	–
1.00%	–	–	103	284	325	–	158	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,257	425	945	1,410	2,313	2,213	6,300	3
1.15%	474	76	179	767	762	1,357	3,129	11
1.20%	10	30	–	7	–	777	689	–
1.25%	4	8	58	–	–	29	88	–
1.30%	65	3	26	77	81	3	66	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	–	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,810	669	1,565	2,820	5,333	4,387	11,825	14

	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
0.95%	$–	113,865	59,675	20,315	291,718	–	119,845	159,300
1.00%	–	5,431	21,980	2,691	127,330	–	70,485	63,035
1.05%	–	496	4,187	119	29,697	–	8,975	9,505
1.10%	11	4,882	13,467	555	118,645	–	20,688	24,455
1.15%	–	3,165	6,371	401	32,895	–	6,593	9,081
1.20%	–	28,373	33,278	5,419	110,684	–	85,136	66,791
1.25%	60	3,279	11,161	1,728	18,821	–	9,167	9,952
1.30%	–	474	6,235	644	14,630	–	17,317	10,195
1.35%	–	2,120	4,274	490	15,535	–	8,394	14,863
1.40%	–	31,214	56,486	13,432	97,958	–	59,417	57,258
1.45%	–	3,892	8,609	3,490	53,999	–	32,965	19,326
1.50%	–	1,204	2,485	721	10,623	1,182	2,757	8,970
1.55%	–	5,629	6,250	1,500	23,059	–	13,481	10,254
1.60%	–	3,842	7,621	2,249	9,061	72	8,423	7,567
1.65%	–	1,358	2,141	794	17,028	617	6,409	9,181
1.70%	–	1,042	620	16	4,437	–	2,129	809
1.75%	–	287	587	928	4,270	–	5,926	2,512
1.80%	–	492	818	621	3,372	–	2,891	3,422
1.85%	–	1,175	5,531	1,006	4,289	–	3,035	877
1.90%	–	723	391	8	952	37	776	1,549
1.95%	–	174	416	–	3,167	684	748	283
2.00%	–	71	2,151	–	1,824	–	3,566	1,864
2.05%	–	16	1,233	957	3,391	201	189	1,913
2.10%	–	21	433	–	1,075	439	765	217
2.15%	–	–	1,021	–	139	50	971	109
2.20%	–	148	184	–	742	33	246	874
2.25%	–	4,043	9,543	4,636	1,262	–	197	–
2.30%	–	–	1,346	–	154	–	2,089	84
2.35%	–	–	–	–	27	–	–	–
2.40%	–	–	3,535	–	–	–	5,602	–
2.45%	–	–	–	–	13	490	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	327	–	–	–	528	–
2.60%	–	–	–	–	–	36	–	–
2.65%	–	–	89	–	–	–	122	–
2.70%	–	–	–	–	210	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$71	217,416	272,445	62,720	1,001,008	3,841	499,832	494,246

	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
0.95%	$141,040	128,238	–	–	20,532	–	79,613	47,435
1.00%	79,633	31,101	–	–	6,775	–	24,884	16,262
1.05%	8,591	5,348	–	–	1,717	–	4,869	3,085
1.10%	21,901	21,815	–	–	5,948	–	15,444	15,846
1.15%	14,961	6,380	–	–	2,875	–	7,576	10,709
1.20%	116,744	45,374	–	–	13,009	–	37,987	68,758
1.25%	7,693	3,149	–	–	2,362	528	6,205	7,032
1.30%	25,853	3,160	–	–	1,070	–	3,258	4,457
1.35%	13,709	7,681	–	–	2,529	–	8,168	17,675
1.40%	69,924	33,442	–	–	15,542	–	33,407	41,832
1.45%	32,647	13,867	–	–	3,292	–	8,388	14,174
1.50%	5,055	1,693	50,649	6,023	312	2,608	3,502	11,680
1.55%	17,944	10,405	–	–	8,899	–	18,546	14,438
1.60%	6,574	3,381	26,076	4,180	2,775	773	19,784	5,996
1.65%	11,023	3,435	48,579	2,355	4,664	1,821	7,022	30,518
1.70%	2,011	1,056	–	–	2,314	–	1,553	1,968
(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
1.75%	250	363	18,600	3,235	1,151	1,148	6,583	9,428
1.80%	5,940	1,716	7,927	2,539	1,123	75	1,686	5,762
1.85%	4,390	2,088	–	–	1,302	–	3,304	6,322
1.90%	4,601	870	12,106	2,425	611	1,162	2,439	308
1.95%	1,155	–	50,648	6,875	2	6,011	109	774
2.00%	5,028	327	1,577	793	201	–	2,567	2,392
2.05%	2,979	717	34,826	6,619	94	227	3,973	4,034
2.10%	649	–	51,331	6,199	34	733	213	687
2.15%	1,064	–	4,661	683	12	–	112	555
2.20%	1,738	86	33,279	5,571	25	194	1,770	2,649
2.25%	323	–	–	–	–	1,787	–	90
2.30%	1,944	228	–	–	–	–	–	998
2.35%	–	–	2,259	–	–	838	–	–
2.40%	4,724	–	–	–	–	–	836	2,351
2.45%	–	–	3,254	985	–	–	–	–
2.50%	–	–	4,155	543	–	901	–	–
2.55%	462	–	–	–	–	–	–	240
2.60%	–	–	9,374	9	–	419	–	–
2.65%	277	–	–	–	–	–	–	45
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$610,827	325,920	359,301	49,034	99,170	19,225	303,798	348,499

	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
0.95%	$958,700	5,924	431,418	180,558	200,130	421,150	59,908	5,431
1.00%	303,587	11,224	7,044	2,657	3,215	6,211	92	103
1.05%	52,847	308	3,553	2,447	5,596	4,823	2,175	10
1.10%	234,081	18,642	568,644	179,251	198,087	512,955	80,433	10,440
1.15%	122,021	4,901	281,496	105,445	84,347	207,613	39,607	6,008
1.20%	461,553	23,308	22,072	7,602	9,021	14,764	1,800	242
1.25%	68,059	4,515	37,941	20,425	13,063	32,480	5,185	381
1.30%	58,363	856	5,309	1,895	3,199	4,400	940	15
1.35%	98,461	464	18,115	5,338	5,574	18,451	2,039	568
1.40%	556,433	10,762	789,253	281,838	348,108	841,045	105,576	15,515
1.45%	140,930	47,853	133,798	38,853	32,379	114,753	16,991	2,168
1.50%	73,679	1,126	30,122	6,324	15,877	22,150	4,122	273
1.55%	278,952	38,962	653,619	215,713	211,982	596,515	85,097	14,842
1.60%	137,834	7,598	276,353	93,552	99,061	275,800	40,159	4,061
1.65%	90,060	1,906	59,527	18,559	15,643	70,033	9,077	112
1.70%	21,447	3,776	33,146	17,304	23,765	32,951	6,826	300
1.75%	50,254	10,838	7,656	10,269	4,919	7,061	542	8
1.80%	31,256	762	26,840	13,108	12,583	28,330	3,828	173
1.85%	42,610	1,807	109,900	23,910	32,675	74,779	13,938	1,756
1.90%	14,497	100	19,897	7,548	5,161	20,096	2,525	470
1.95%	27,798	–	22,646	8,055	15,142	40,312	1,855	–
2.00%	27,855	293	50,717	15,662	14,252	50,266	6,968	2,216
2.05%	43,358	5,897	16,831	6,586	6,410	14,891	2,128	748
2.10%	26,089	–	5,822	2,534	1,466	8,294	340	92
2.15%	8,879	4,435	2,108	291	212	965	571	16
2.20%	29,049	–	382	200	296	422	78	–
2.25%	3,309	–	4,138	1,468	4,991	9,882	182	42
2.30%	7,979	–	2,710	469	629	2,672	211	–
2.35%	1,776	–	–	–	–	–	–	–
2.40%	20,469	–	15,132	2,434	137	2,757	–	–
2.45%	4,942	–	2,318	–	7,016	78	–	–
2.50%	1,869	–	376	–	–	323	–	–
2.55%	1,647	–	–	–	–	–	–	–
2.60%	4,323	–	–	–	–	–	–	–
2.65%	643	–	–	–	–	–	–	–
2.70%	179	–	–	–	–	–	–	–
2.85%	115	–	–	–	–	–	–	–

Totals	$4,005,902	206,257	3,638,883	1,270,295	1,374,936	3,437,222	493,193	65,990

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
0.95%	$68,236	458,155	158,570	116,297	52,195	39,115	8,882	20,630
1.00%	514	7,234	755	608	145	814	45	197
1.05%	398	5,106	2,435	1,493	767	885	170	224
1.10%	109,633	537,380	206,631	159,555	88,276	36,652	15,963	30,967
1.15%	49,288	248,010	93,471	68,327	39,524	21,846	4,991	15,964
1.20%	3,187	17,941	6,961	4,337	2,603	1,531	812	1,396
1.25%	7,945	35,084	16,207	7,471	5,104	1,533	492	2,110
1.30%	1,036	6,381	1,044	277	544	1,307	451	115
1.35%	2,627	18,819	3,534	2,265	3,286	965	512	802
1.40%	167,024	874,787	230,619	279,947	134,629	69,251	16,963	41,095
1.45%	15,975	130,803	23,521	29,003	13,165	8,407	2,021	4,554
1.50%	5,428	27,235	8,208	10,804	4,677	3,011	1,237	1,414
1.55%	171,089	575,968	167,940	187,717	104,062	32,391	18,511	36,213
1.60%	42,319	296,116	79,661	96,541	32,993	24,563	8,160	12,707
1.65%	5,390	75,737	10,532	13,461	2,662	3,911	1,051	4,045
1.70%	11,680	35,698	12,991	10,433	4,703	3,392	242	1,868
1.75%	858	14,188	6,191	2,096	624	910	266	226
1.80%	8,089	31,333	8,359	9,960	1,500	2,619	149	2,203
1.85%	36,497	76,086	21,764	18,927	11,782	9,119	3,389	8,351
1.90%	1,661	18,183	4,196	3,417	725	1,116	182	855
1.95%	5,658	37,757	14,322	16,184	982	1,226	150	1,136
2.00%	19,823	47,858	9,105	23,904	8,182	5,197	1,401	2,576
2.05%	4,662	18,968	5,707	2,887	974	1,244	602	459
2.10%	1,221	7,810	2,300	1,430	807	1,294	–	1,693
2.15%	1,760	2,589	40	370	394	68	–	98
2.20%	138	65	98	–	24	19	135	–
2.25%	2,335	7,608	1,719	6,199	1,616	2,719	–	113
2.30%	231	3,826	180	1,375	–	367	–	699
2.35%	–	–	–	–	–	–	–	–
2.40%	2,081	2,899	–	657	–	163	–	–
2.45%	–	–	65	191	–	63	–	–
2.50%	64	251	124	–	–	–	–	15
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$746,847	3,619,875	1,097,250	1,076,133	516,945	275,698	86,777	192,725

	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
0.95%	$57,764	11,080	26,406	203,160	205,713	18,910	183,328	384,848
1.00%	702	55	555	412	1,058	–	301	69,951
1.05%	3,156	491	204	1,988	2,606	312	3,064	13,869
1.10%	49,540	23,172	54,684	267,508	265,443	33,970	295,869	160,834
1.15%	29,709	7,369	25,187	99,993	115,754	12,406	124,049	104,520
1.20%	1,363	685	995	11,369	10,125	1,172	7,700	332,241
1.25%	9,815	1,101	2,249	11,313	14,208	3,609	16,438	40,046
1.30%	543	107	431	825	984	42	4,095	42,706
1.35%	1,774	507	2,545	10,429	12,278	1,430	11,794	78,727
1.40%	126,742	34,025	77,285	404,582	434,125	32,308	325,163	317,731
1.45%	24,855	1,572	7,244	33,092	28,685	4,611	51,901	81,894
1.50%	7,888	894	3,095	14,927	14,836	1,604	12,407	35,774
1.55%	76,710	25,649	98,506	336,410	325,380	40,133	283,009	152,063
1.60%	44,035	5,008	23,328	147,140	145,618	15,885	168,900	71,355
1.65%	7,895	1,569	2,851	13,970	17,345	1,276	34,517	70,732
1.70%	6,047	612	2,083	11,836	16,293	801	9,698	30,035
1.75%	881	165	178	3,576	1,352	228	4,862	26,854
1.80%	9,291	1,447	3,532	13,351	13,782	1,506	18,107	42,994
1.85%	9,961	4,322	14,138	49,565	47,932	3,331	48,256	22,072
1.90%	2,610	249	252	6,349	6,239	104	5,414	4,587
1.95%	2,200	106	220	22,299	18,256	710	25,426	10,747
2.00%	14,786	2,012	6,476	21,677	26,234	1,542	29,723	12,017
2.05%	1,122	–	1,568	7,777	4,977	718	14,262	23,033
2.10%	911	–	956	2,273	2,035	–	2,513	2,547
2.15%	541	46	467	641	826	539	244	2,805
2.20%	45	40	45	91	79	–	201	4,700
2.25%	5,366	–	1,675	2,188	3,743	–	2,015	1,414
2.30%	386	–	–	789	1,120	–	1,282	512
(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
2.35%	–	–	–	–	–	–	–	–
2.40%	478	–	–	2,670	2,115	–	2,813	1,780
2.45%	–	–	–	1,098	85	–	1,485	–
2.50%	–	25	136	97	146	–	–	550
2.55%	–	–	–	–	–	–	–	268
2.60%	–	–	–	–	–	–	–	1,047
2.65%	–	–	–	–	–	–	–	86
2.70%	–	–	–	–	–	–	–	169
2.85%	–	–	–	–	–	–	–	–

Totals	$497,116	122,308	357,291	1,703,395	1,739,372	177,147	1,688,836	2,145,509

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $118,949,960 and $126,751,905, respectively, and total transfers from the Account to the fixed account were $102,624,664 and $85,142,280, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $4,030 and $102 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,799,417 and $8,580,538 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007.The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Balanced Fund – Series I
2007	0.95% to 2.05%	51,932	$11.69 to 10.92	$592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%

AIM VIF – Basic Value Fund – Series II
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a	)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%

AIM VIF – Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%

AIM VIF – Capital Appreciation Fund – Series I
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%

AIM VIF – Capital Appreciation Fund – Series II
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a	)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%

AIM VIF – Capital Development Fund – Series II
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a	)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a	) (b)

AIM VIF – Core Equity Fund – Series I
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%

AIM VIF – Core Equity Fund – Series II
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a	) (b)

AIM VIF – Global Health Care Fund – Series I
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a	) (b)

AIM VIF – Global Real Estate Fund – Series I
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a	) (b)
(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’Equity	Investment Income Ratio**	Total Return***
AIM VIF – Large Cap Growth Fund – Series I
2007	0.95% to 2.05%	46,389	$11.73 to 11.51	$541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	(a	) (b)

AIM VIF – Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%

AIM VIF – Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%

AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0.00% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%

American Century VP – Income & Growth Fund – Class I
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%

American Century VP – Income & Growth Fund – Class II
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%

American Century VP – Inflation Protection Fund – Class II
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a	) (b)

American Century VP – International Fund – Class I
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%

American Century VP – International Fund – Class III
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%
(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Mid Cap Value Fund – Class I
2007	0.95% to 2.70%	1,184,247	$10.72 to 12.39	$13,140,130	0.91%	-3.24% to -4.90%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	(a	) (b)

American Century VP – Mid Cap Value Fund – Class II
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a	) (b)

American Century VP – Ultra® Fund – Class I
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%

American Century VP – Ultra® Fund – Class II
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%

American Century VP – Value Fund – Class I
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%

American Century VP – Value Fund – Class II
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%

American Century VP – VistaSM Fund – Class I
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a	) (b)

American Century VP – VistaSM Fund – Class II
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a	) (b)

BB&T Variable Insurance Funds – Capital Manager Equity Fund
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%

BB&T Variable Insurance Funds – Large Cap Fund
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%

BB&T Variable Insurance Funds – Large Cap Growth Fund
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%

BB&T Variable Insurance Funds – Mid Cap Growth Fund
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%
(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.95% to 1.25%	189,766	$13.07 to 15.58	$2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%

Credit Suisse Trust – International Focus Portfolio
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%

Dreyfus IP – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%
(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – American Leaders Fund II – Service Shares
2007	1.50% to 2.60%	43,489	$11.46 to 10.76	$488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%

Federated IS – Capital Appreciation Fund II – Service Shares
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%

Federated IS – High Income Bond II – Service Shares
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%

Federated IS – Market Opportunity Fund II – Service Shares
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%

Federated IS – Quality Bond Fund II – Service Shares
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%

Fidelity® VIP – Growth Portfolio – Service Class 2
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%
(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.95% to 2.55%	10,440,891	$10.92 to 9.73	$116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.95% to 2.50%	1,995,932	$16.10 to 14.75	$31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a)(b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)
Non-tax qualified
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2007	2.25%	2,176	12.84	27,938	2.13%	7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)
Non-tax qualified
2007	1.25%	1,206	13.19	15,910	2.13%	8.59%

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
Initial Funding by the Company
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
Initial Funding by the Company
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)
(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	1.25%	5,496	$18.61	$102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.95% to 2.70%	2,850,554	11.52 to 11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)
Tax qualified
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)
(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.95% to 2.70%	6,157,632	$29.30 to 26.59	$178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%

JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

MFS VIT – Investors Growth Stock Series – Service Class
2007	1.25%	19,750	13.07	258,168	0.09%	9.63%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%	292	12.50	3,649	0.09%	8.51%

MFS VIT – Mid Cap Growth Series – Service Class
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%

MFS VIT – New Discovery Series – Service Class
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%

MFS VIT – Value Series – Service Class
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to 9.75	13,203,244	0.03%	37.49% to 35.87%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.95% to 2.00%	537,058	$9.83 to 9.76	$5,271,094	2.43%	-1.71% to -2.40%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to 11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to 11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to 10.94	203,364,646	7.83%	21.11% to 19.28%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to 10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20.00	1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to 15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to 11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
2005	1.25%	4,277	14.22	60,835	2.07%	5.06%
2004	1.25%	5,693	13.54	77,075	1.27%	28.34%
2003	1.25%	5,169	10.55	54,526	0.52%	22.50%

Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to 12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to 12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to 9.48	2,946,757	0.64%	22.99% to 21.00%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
2005	0.95% to 2.10%	138,198	9.61 to 8.40	1,272,654	0.96%	28.98% to 27.58%
2004	0.95% to 2.10%	158,756	7.45 to 6.58	1,138,344	0.76%	13.11% to 11.91%
2003	0.95% to 2.10%	187,653	6.59 to 5.86	1,193,370	0.00%	34.34% to 32.58%

Nationwide VIT – Gartmore International Growth Fund – Class III
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to 14.37	24,441,820	0.83%	28.94% to 26.97%
2004	0.95% to 2.15%	665,501	11.82 to 11.44	7,803,470	1.00%	13.27% to 12.01%
2003	0.95% to 2.05%	441,368	10.44 to 10.24	4,580,456	0.00%	34.05% to 32.56%
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.95% to 2.20%	930,932	$20.25 to 14.04	$18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class I
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
2006	1.25%	1,731	18.70	32,372	1.24%	18.82%
2005	1.25%	2,396	15.74	37,710	1.26%	9.77%
2004	1.25%	3,093	14.34	44,349	1.54%	19.48%
2003	1.25%	2,686	12.00	32,234	0.46%	39.69%

Nationwide VIT – Global Financial Services Fund – Class III
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to 15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to 14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to 11.99	5,474,639	0.55%	40.12% to 37.82%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
2005	1.25%	8,212	12.73	104,566	0.00%	7.09%
2004	1.25%	8,804	11.89	104,685	0.00%	6.51%
2003	1.25%	580	11.16	6,475	0.00%	34.99%

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to 12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to 11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to 11.09	19,957,282	0.00%	35.47% to 33.19%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to 2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to 3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to 3.50	3,847,558	0.00%	53.76% to 51.78%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
2006	0.95% to 2.40%	1,016,600	12.30 to 11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to 10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to 10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to 10.68	23,644,482	0.00%	53.72% to 51.25%

Nationwide VIT – Government Bond Fund – Class I
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to 11.86	575,425,464	3.64%	2.29% to 0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to 11.79	649,792,719	5.35%	2.28% to 0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to 11.69	801,670,591	3.35%	1.03% to -0.67%

Nationwide VIT – Government Bond Fund – Class II
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to 10.64	15,694,602	3.40%	1.47% to 0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to 10.60	17,636,604	5.11%	1.47% to 0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to 10.56	20,998,616	3.98%	0.24% to -0.88%
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Growth Fund – Class I
2007	0.95% to 2.50%	6,528,710	$9.34 to 6.06	$58,670,198	0.17%	18.40% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.20	62,375,925	0.05%	5.16% to 3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to 5.02	77,433,925	0.08%	5.49% to 3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to 4.83	88,536,579	0.31%	7.13% to 5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to 4.58	96,289,796	0.02%	31.48% to 29.39%

Nationwide VIT – International Index Fund – Class VIII
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Nationwide VIT – International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%	269	17.49	4,704	1.71%	1.42%

Nationwide VIT – International Value Fund – Class III
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Nationwide VIT – International Value Fund – Class VI
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to 12.18	74,890,629	1.87%	6.91% to 5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to 11.58	65,348,850	1.69%	12.94% to 11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to 10.43	43,273,923	1.41%	30.62% to 28.37%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to 10.56	107,088,116	2.76%	2.33% to 0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to 10.50	109,291,782	2.33%	3.66% to 1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to 10.30	111,096,410	2.82%	6.88% to 5.06%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.30% to 8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to 11.40	445,329,806	2.28%	4.35% to 2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to 11.12	409,682,246	2.05%	8.50% to 6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to 10.42	309,210,666	1.90%	18.91% to 16.88%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to 11.80	253,047,764	2.10%	6.06% to 4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to 11.34	216,903,970	1.80%	11.03% to 8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to 10.40	147,557,142	1.48%	25.44% to 23.04%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.70 to 11.67	171,885,452	2.72%	7.40% to 5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to 11.06	179,533,287	2.60%	3.50% to 1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to 10.86	177,228,363	2.25%	6.14% to 4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to 10.41	153,730,145	2.39%	12.62% to 10.70%
(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.95% to 2.40%	8,194,862	$13.07 to 10.55	$103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to 9.26	141,266,241	1.96%	1.57% to -0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to 9.27	158,341,735	1.94%	7.46% to 5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to 8.77	157,300,998	1.73%	17.29% to 15.28%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to 9.93	93,142,769	0.00%	8.70% to 6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to 9.29	96,860,973	0.00%	14.24% to 12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to 8.26	96,911,423	0.00%	38.81% to 36.38%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.90	289,809,079	1.14%	8.85% to 6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to 16.74	316,647,935	1.01%	11.04% to 9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to 15.33	308,684,977	0.54%	14.63% to 12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to 13.60	262,026,841	0.44%	33.37% to 31.02%

Nationwide VIT – Money Market Fund – Class I
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to 9.89	515,102,832	2.84%	1.70% to 0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to 9.89	533,222,860	0.88%	-0.15% to -1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to 10.07	691,344,651	0.67%	-0.33% to -1.99%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to 14.08	92,742,674	0.00%	7.07% to 5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to 13.37	100,140,193	0.00%	12.34% to 10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to 12.10	102,531,773	0.00%	32.99% to 30.67%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	1.50% to 2.60%	103,133	12.28 to 11.524	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.80	1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.254	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%

Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Nationwide Fund – Class I
2007	0.95% to 2.65%	18,302,786	$15.50 to 11.15	$279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.04%	12.55% to 10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to 9.56	380,305,497	0.88%	6.42% to 4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to 9.13	427,878,572	1.23%	8.71% to 6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to 8.54	447,026,775	0.54%	26.30% to 24.12%

Nationwide VIT – Nationwide Fund – Class II
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.20	2,282,112	0.92%	11.70% to 10.46%
2005	1.50% to 2.60%	195,744	11.51 to 11.05	2,210,461	0.67%	5.44% to 4.26%
2004	1.50% to 2.60%	228,367	10.92 to 10.59	2,461,950	1.03%	7.89% to 6.69%
2003	1.50% to 2.60%	243,662	10.12 to 9.93	2,445,831	0.47%	25.33% to 23.93%

Nationwide VIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20	3,997	0.85%	14.60%
2005	1.25%	286	13.26	3,793	1.19%	8.94%
2004	1.25%	311	12.17	3,786	0.38%	17.31%
2003	1.25%	337	10.38	3,497	0.22%	23.82%
Non-tax qualified
2007	1.25%	241	16.74	4,035	1.07%	10.16%

Nationwide VIT – Nationwide Leaders Fund – Class III
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.50	21,591,447	0.73%	15.02% to 13.12%
2005	0.95% to 2.65%	974,521	14.64 to 13.70	14,087,780	1.51%	9.26% to 7.46%
2004	0.95% to 2.25%	517,620	13.40 to 12.90	6,878,568	0.39%	17.64% to 16.19%
2003	0.95% to 2.40%	555,773	11.39 to 11.07	6,293,400	0.20%	24.40% to 22.57%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Nationwide VIT – U.S. Growth Leaders Fund – Class III
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%

Neuberger Berman AMT – Focus Portfolio – S Class Shares
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	87.75% to 85.66%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.95% to 2.30%	4,032,425	$21.32 to 13.29	$80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
2005	0.95% to 2.20%	380,100	11.97 to 14.14	4,777,305	0.00%	5.84% to 4.56%
2004	0.95% to 2.20%	119,039	11.31 to 11.22	1,430,368	0.00%	13.12% to 12.17%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
2005	1.50% to 2.60%	651,152	10.96 to 10.52	7,054,563	0.75%	3.29% to 2.14%
2004	1.50% to 2.60%	733,839	10.61 to 10.29	7,717,903	0.22%	5.02% to 3.84%
2003	1.50% to 2.60%	724,583	10.10 to 9.91	7,279,334	0.28%	28.73% to 27.29%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to 10.73	427,622,622	0.92%	4.10% to 2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to 10.49	483,179,895	0.31%	5.92% to 4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to 10.07	474,551,297	0.37%	29.70% to 27.39%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to 18.25	220,237,863	0.96%	13.25% to 11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to 16.39	178,971,646	1.09%	18.06% to 16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to 14.11	102,340,129	0.00%	42.62% to 41.07%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to 16.98	186,103,129	1.01%	13.23% to 11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to 15.28	191,319,125	1.23%	18.03% to 15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to 13.19	192,522,627	0.96%	41.66% to 38.92%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
2005	1.50% to 2.60%	497,633	14.24 to 13.67	6,993,925	0.85%	12.35% to 11.10%
2004	1.50% to 2.60%	565,069	12.68 to 12.30	7,094,421	1.10%	17.10% to 15.79%
2003	1.50% to 2.60%	655,617	10.83 to 10.62	7,054,981	0.70%	40.72% to 39.15%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 3
2007	0.95% to 2.25%	182,957	$9.60 to 9.52	$1,752,944	0.00%	-4.00% to -4.85%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	(a) (b)

Oppenheimer VAF – High Income Fund – Service Class
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
2005	1.25%	22,431	11.16	250,299	8.18%	0.73%
2004	1.25%	9,185	11.08	101,746	0.35%	7.37%

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
2005	1.25%	12,741	13.14	167,389	0.00%	8.35%
2004	1.25%	4,053	12.13	49,145	0.00%	17.69%
2003	1.25%	228	10.30	2,349	0.00%	3.03%	(a) (b)

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
2006	0.95% to 2.65%	23,057,427	13.50 to 11.09	329,617,768	1.16%	13.94% to 12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to 9.90	345,511,948	1.36%	4.97% to 3.21%
2004	0.95% to 2.65%	32,018,278	11.29 to 9.59	383,272,912	0.84%	8.42% to 6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to 8.99	399,297,369	0.89%	25.52% to 23.34%

Oppenheimer VAF – Main Street®– Service Class
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
2005	1.50% to 2.60%	782,227	11.22 to 10.77	8,680,626	1.15%	4.16% to 3.00%
2004	1.50% to 2.60%	862,728	10.77 to 10.45	9,221,380	0.69%	7.51% to 6.31%
2003	1.50% to 2.60%	853,327	10.02 to 9.83	8,506,949	0.76%	24.54% to 23.15%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%

Oppenheimer VAF – Strategic Bond Fund – Service Class
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a) (b)

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a) (b)

Putnam VT – Growth and Income Fund – IB Shares
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a) (b)

SBL Fund – Series D (Global Series)
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a) (b)
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund – Series J (Mid Cap Growth Series)
2007	0.95% to 1.30%	6,602	$9.13 to 9.08	$60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a) (b)
SBL Fund – Series N (Managed Asset Allocation Series)
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a) (b)
SBL Fund – Series O (Equity Income Series)
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a) (b)
SBL Fund – Series P (High Yield Series)
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a) (b)
SBL Fund – Series Q (Small Cap Value Series)
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a) (b)
SBL Fund – Series V (Mid Cap Value Series)
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a) (b)
SBL Fund – Series X (Small Cap Growth Series)
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a) (b)
SBL Fund – Series Y (Select 25 Series)
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a) (b)
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a) (b)
T. Rowe Price Equity Income Portfolio – II
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a) (b)
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a) (b)
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.95% to 2.20%	1,160,958	$28.82 to 35.46	$42,349,252	0.47%	36.30% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a) (b)
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
Van Kampen LIT – Comstock Portfolio – Class II
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
Van Kampen LIT – Strategic Growth Portfolio – Class II
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a) (b)
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a) (b)
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Victory VIF – Diversified Stock Fund Class A Shares
2007	0.95% to 2.15%	975,201	$14.33 to 12.87	$13,517,054	0.67%	8.90% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
Initial Funding by the Company
2003	0.00%	100,000	10.37	1,037,146	0.34%	34.97%

Victory VIF – Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to 12.07	801,000	1.81%	-0.34% to -0.80%
Initial Funding by the Company
2003	0.00%	100,000	13.05	1,304,876	1.81%	0.87%

Victory VIF – Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to 12.77	1,823,390	0.03%	29.46% to 28.04%
Initial Funding by the Company
2003	0.00%	100,000	14.00	1,400,366	0.03%	30.70%

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to 13.13	192,039,128	0.91%	23.10% to 21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to 10.82	144,706,783	1.39%	12.22% to 10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to 9.79	118,673,742	1.31%	10.42% to 8.76%

W&R Target Funds, Inc. – Balanced Portfolio
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to 10.66	99,072,107	1.21%	4.02% to 2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to 10.40	104,023,435	1.52%	7.90% to 6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to 9.77	88,346,309	0.78%	17.96% to 16.30%

W&R Target Funds, Inc. – Bond Portfolio
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to 11.66	94,606,243	4.28%	0.65% to -0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to 11.76	100,979,352	4.15%	2.89% to 1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to 11.24	105,941,161	4.68%	3.19% to 1.66%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to 8.45	247,757,812	0.32%	7.97% to 6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to 7.95	254,008,204	0.62%	8.53% to 6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to 7.43	240,491,705	0.79%	16.15% to 14.36%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to 11.89	17,222,991	1.47%	11.96% to 10.72%
2004	0.95% to 2.10%	652,179	10.91 to 10.74	7,083,332	1.22%	9.08% to 8.24%	(a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.40% to -8.21%	(a) (b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.30% to 22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to 12.18	16,894,061	0.00%	22.87% to 21.79%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to 8.73	306,477,658	0.00%	10.18% to 8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to 8.05	317,807,882	0.28%	2.33% to 0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to 7.98	301,609,039	0.00%	21.89% to 20.02%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – High Income Portfolio
2007	0.95% to 2.50%	5,514,524	$15.57 to 13.89	$84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to 12.75	78,493,453	7.23%	1.57% to 0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to 12.75	84,264,071	7.08%	8.82% to 7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to 11.99	70,865,343	8.31%	18.60% to 16.91%

W&R Target Funds, Inc. – International Growth Portfolio
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%

W&R Target Funds, Inc. – International Value Portfolio
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to-18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 4.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 3.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	0.95% to 2.15%	921,499	$12.77 to 13.30		$12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17		13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39		12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15		7,397,736	0.00%	12.66% to 11.79%	(a) (b)
W&R Target Funds, Inc. – Value Portfolio
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53		115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60		130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93		137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70		143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44		106,447,898	0.65%	23.92% to 22.11%
Wells Fargo AVT – Opportunity FundSM
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79		148,802,499	0.62%	5.61% to 3.80%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25		180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04		200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42		220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78		206,907,437	0.08%	35.71% to 33.28%

2007 Reserves for annuity contracts in payout phase:					100,490,623

2007 Contract owners' equity				$	4,026,009,866

2006 Reserves for annuity contracts in payout phase:					92,698,887

2006 Contract owners' equity				$	15,205,517,008

2005 Reserves for annuity contracts in payout phase:					70,940,826

2005 Contract owners' equity				$	15,354,197,207

2004 Reserves for annuity contracts in payout phase:					61,993,592

2004 Contract owners' equity				$	15,697,256,439

2003 Reserves for annuity contracts in payout phase:					47,547,289

2003 Contract owners' equity				$	14,967,347,100

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

F-2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

F-3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

F-4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

F-5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

F-6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

F-7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

F-8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

F-9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

F-10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

F-11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

F-12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

F-13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

F-14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

F-15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

F-16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

F-17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

F-18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

F-19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

F-20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

F-21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

F-22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

F-23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

F-24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

F-25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

F-26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

F-27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

F-28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

F-29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

F-30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

F-31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

F-32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

F-33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

F-34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

F-35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

F-36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

F-37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

F-38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

F-39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

F-40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

F-41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

F-42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

F-43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

F-44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

F-45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

F-46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

F-47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

F-48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

F-49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

F-50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

F-51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

F-52

part5.htm
The Best of America® CHOICE Annuity®
Key Bank CHOICE Annuity®
Paine Webber CHOICE Annuity®

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing.   Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 36.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-235-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: ClassB

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
 ·VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Freedom 2010 Portfolio: Service Class
•	VIP Freedom 2020 Portfolio: Service Class
•	VIP Freedom 2030 Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP High Income Portfolio: Service Class R†
•	VIP Investment Grade Bond Portfolio: Service Class*
•	VIP Mid Cap Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class R†

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2

1

•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*

MFS Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Equity Fund: Class III† (Formerly, Gartmore NVIT International Growth Fund: Class III†)
•	Gartmore NVIT Worldwide Leaders Fund: Class III†
•	JP Morgan NVIT Balanced Fund: Class I
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I (Formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Growth Fund: Class I (Formerly, Nationwide NVIT Growth Fund: Class I)
•	NVIT Health Sciences Fund: Class III† (Formerly, Nationwide NVIT Global Health Sciences Fund: Class III†)
•	NVIT International Index Fund: Class VIII†
•	NVIT Investor Destinations Funds: Class II (Formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class I (Formerly, Nationwide NVIT Mid Cap Growth Fund: Class I)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (Formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class III†
•	NVIT Multi-Manager International Value Fund: Class III† (Formerly, NVIT International Value Fund: Class III†)
•	NVIT Multi-Manager Large Cap Growth Fund; Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class I)
•	NVIT Nationwide Fund: Class I
•	NVIT Nationwide Leaders Fund: Class III†
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class III† (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class III†)
•	NVIT U.S. Growth Leaders Fund: Class III† (Formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class III†)
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class I

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I

Victory Variable Insurance Funds
•	Diversified Stock Fund: Class A

2

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Vista Fund: Class I

Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT International Portfolio: S Class†
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc
•	U.S. Real Estate Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
•	The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†

Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	NVIT Global Financial Services Fund: Class III† (Formerly, Nationwide NVIT Global Financial Services Fund: Class III†)

Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class

Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class

Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†

Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

Effective May 1, 2007, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class*

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

Effective May 1, 2006, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	JP Morgan Mid Cap Value Portfolio

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

3

Effective May 1, 2003, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Gartmore NVIT Worldwide Leaders Fund: Class I

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I

Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio

Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class

Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	NVIT International Equity Fund: Class I (Formerly, Gartmore NVIT International Growth Fund: Class I)
•	NVIT Technology and Communications Fund: Class I (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class I)

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

4

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total value of all accumulation units plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

Fixed account- An investment option which is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

5

Table of Contents
Page
Glossary of Special Terms	5
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Financial Statements	11
Condensed Financial Information	11
Nationwide Life Insurance Company	11
Nationwide Investment Services Corporation	11
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	14
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	16
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Optional Contract Benefits, Charges and Deductions	17
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector Option
Removal of Variable Account Charges	19
Contract Ownership	19
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	20
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	24
Surrender (Redemption) Prior to Annuitization	24
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

6

Table of Contents (continued)
Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	26
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	28
Annuitizing the Contract	28
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	31
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	32
Legal Proceedings	33
Table of Contents of Statement of Additional Information	36
Appendix A: Underlying Mutual Funds	37
Appendix B: Condensed Financial Information	52
Appendix C: Contract Types and Tax Information	94

7

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Number of Completed Years from Date of Purchase Payment
CDSC Percentage
* Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee                                                                         $252
Maximum Premium Tax Charge (as a percentage of purchase payments)                                                5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)                                                1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (an applicant may elect one)
Greater of One-Year or 5% Enhanced Death Benefit Option (available beginning January 2, 2001 or a later date if state law requires) Total Variable account charges (including this option only)	0.15% 1.35%
5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option)
Total Variable account charges (including this option only)
0.05% 1.25%
Guaranteed Minimum Income Benefit Options (no longer available as of May 1, 2003) (an applicant could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable account charges (including this option only)	0.30% 1.50%
Spousal Protection Annuity Option[6] Total Variable aaccount charges (including this option only)	0.00% 1.20%
(continued on next page)

8

Recurring Contract Expenses (continued)
Beneficiary Protector Option
Total Variable Account charges (including this option)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account charge (applicable to all contracts)	1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.00%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.20%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.35%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of all purchase payments made to the contract; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

 6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

9

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.35%)	1,108	1,886	2,669	4,826	478	1,436	2,399	4,826	*	1,436	2,399	4,826
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	889	1,247	1,631	2,893	259	797	1,361	2,893	*	797	1,361	2,893

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax qualified plans;
•	Investment-only;
•	Non-Qualified;
•	Roth IRAs; and
•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application.  For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home

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Waiver is elected.  For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Optional 5% Enhanced Death Benefit is elected (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for no additional charge.

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. check your contract for more details about the free look right in your state. See "Right to Examine and Cancel” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A.  The variable account was established on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

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Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

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Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

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Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption

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requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

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Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered,

Nationwide will, with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

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The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed to and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners identified as active traders with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

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(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

An applicant for an Individual Retirement Annuity or a Non-Qualfied Contract may elect the spousal protection option at no additional cost.  If the Spousal Protection Annuity Option is elected the contract must meet the following requirements:

(1)
one or both of the spouses must be named as the contract owner.  For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2)	both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3)	no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4)
if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend.  For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner.  If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	terminate the contract; or

(b)	continue the contract in accordance with the "Required Distributions" section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

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How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies  prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the credit is applied.  After the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date the request was signed.

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However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase.  The application and all necessary information must be complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

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Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.   If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net Asset Value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account;

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

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Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Interest Rate Guarantee Period: The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the  anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request transfers among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

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Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

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Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

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(A)  Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B) The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)  Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

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The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.   The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the

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fixed account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the

•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R

•	NVIT Federated NVIT High Income Bond Fund: Class III

•	NVIT Government Bond Fund: Class I

•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

The following underlying mutual fund is only available for the dollar cost averaging program in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

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(1)	10% of all purchase payments made to the contract as of the withdrawal date;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the Premium equals $100,000 and the initial free withdrawal (“w/d”) equals $10,000

Withdrawal in year 1                                           $15,000
Less free w/d                                               $10,000
Premium w/d subject to CDSC            $5,000

Withdrawal in year 2                                           $15,000
Less free w/d                                $9,500 = 0.10* ($100,000 – $5,000)
Premium w/d subject to CDSC                           $5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.    Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

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The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday;

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

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If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.  Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed  annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦  A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦  Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦  The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦  Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦  GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.   As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

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No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner – Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant – Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant’s spouse who is:

(a)	eligible to continue the contract; and

(b)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant’s death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If no optional death benefit is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

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The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The standard death benefit includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver.

Long-Term Care/Nursing Home Waiver

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a

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contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State

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Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which

Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a

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defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-4644. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-53023

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Managmeent (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

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American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

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Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

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Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

40

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

J.P. Morgan Series Trust II - JPMorgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Growth from capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

41

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

42

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

43

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income.

44

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

45

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AIM Capital Management, Inc. and American Century Global Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

46

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

47

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

48

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

49

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in "growth type" companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

50

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares
Investment Adviser:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

51

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 2.20%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
   5100 Rings Road, RR1-04-F4
    Dublin, Ohio 43017-1522

checking on-line at:                www.nationwide.com

The following funds were added to the variable account effective May 1, 2008, therefore, no Condensed Financial Information is available:

•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
•	Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Nationwide Variable Insurance Trust ("NVIT") - Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Balanced Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderate Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager International Growth Fund: Class III
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Van Kampen NVIT Real Estate Fund: Class I

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.648204	10.663209	0.14%	1,381	2007
	10.000000	10.648204	6.48%	5,428	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.885895	10.912533	10.38%	19,883	2007
	10.000000	9.885895	-1.14%	2,050	2006*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.088107	11.017691	9.21%	10,055	2007
	10.000000	10.088107	0.88%	4,760	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.755326	15.554749	-1.27%	471,697	2007
	13.618988	15.755326	15.69%	612,488	2006
	13.173845	13.618988	3.38%	771,621	2005
	11.800602	13.173845	11.64%	830,554	2004
	9.233496	11.800602	27.80%	964,050	2003
	11.591056	9.233496	-20.34%	1,020,097	2002
	12.802086	11.591056	-9.46%	1,029,114	2001
	14.495483	12.802086	-11.68%	819,540	2000
	12.431326	14.495483	16.60%	371,526	1999
	10.000000	12.431326	24.31%	2,464	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	15.437238	18.004862	16.63%	294,775	2007
	12.496772	15.437238	23.53%	420,450	2006
	11.167883	12.496772	11.90%	515,138	2005
	9.835624	11.167883	13.55%	614,822	2004
	7.995327	9.835624	23.02%	719,818	2003
	10.162935	7.995327	-21.33%	875,581	2002
	14.524713	10.162935	-30.03%	1,073,931	2001
	17.674116	14.524713	-17.82%	995,517	2000
	10.904652	17.674116	62.08%	265,458	1999
	10.000000	10.904652	9.05%	223	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.542624	18.127778	16.63%	136,770	2007
	12.582094	15.542624	23.53%	180,383	2006
	11.259425	12.582094	11.75%	210,314	2005
	9.902768	11.259425	13.70%	216,916	2004
	8.049901	9.902768	23.02%	184,972	2003
	10.000000	8.049901	-19.50%	138,652	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.064576	10.679075	-3.48%	30,504	2007
	10.000000	11.064576	10.65%	29,135	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.379377	12.409213	19.56%	16,984	2007
	10.860896	10.379377	-4.43%	35,856	2006
	10.759422	10.860896	0.94%	57,732	2005
	9.839643	10.759422	9.35%	37,979	2004
	7.973718	9.839643	23.40%	50,115	2003
	10.000000	7.973718	-20.26%	17,399	2002*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	22.153132	20.761269	-6.28%	741,544	2007
	18.896571	22.153132	17.23%	944,282	2006
	18.208834	18.896571	3.78%	1,131,954	2005
	16.119499	18.208834	12.96%	1,165,128	2004
	12.651422	16.119499	27.41%	1,127,151	2003
	14.654697	12.651422	-13.67%	1,190,662	2002
	13.147862	14.654697	11.46%	869,720	2001
	11.263216	13.147862	16.73%	324,487	2000
	11.497731	11.263216	-2.04%	157,763	1999
	10.000000	11.497731	14.98%	1,306	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.550042	13.187352	38.09%	23,053	2007
	10.000000	9.550042	-4.50%	3,040	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.782991	11.664298	8.17%	100,852	2007
	10.743070	10.782991	0.37%	106,446	2006
	10.705893	10.743070	0.35%	214,400	2005
	10.240855	10.705893	4.54%	277,614	2004
	10.000000	10.240855	2.41%	42,431	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.500864	15.656771	-5.12%	6,530	2007
	14.752718	16.500864	11.85%	7,336	2006
	12.855886	14.752718	14.75%	11,432	2005
	11.028092	12.855886	16.57%	11,762	2004
	7.559296	11.028092	45.89%	18,531	2003
	11.620449	7.559296	-34.95%	30,444	2002
	16.482534	11.620449	-29.50%	42,821	2001
	20.579437	16.482534	-19.91%	36,041	2000
	12.739606	20.579437	61.54%	32,895	1999
	10.000000	12.739606	27.40%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	14.772705	17.016617	15.19%	12,720	2007
	12.601078	14.772705	17.23%	25,287	2006
	10.859830	12.601078	16.03%	32,006	2005
	9.579453	10.859830	13.37%	34,817	2004
	7.285009	9.579453	31.50%	36,466	2003
	9.206014	7.285009	-20.87%	39,778	2002
	11.989196	9.206014	-23.21%	51,097	2001
	16.374564	11.989196	-26.78%	52,881	2000
	10.801619	16.374564	51.59%	41,776	1999
	10.000000	10.801619	8.02%	0	1998*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.148631	17.244346	0.56%	31,081	2007
	14.542340	17.148631	17.92%	43,388	2006
	13.610120	14.542340	6.85%	51,108	2005
	12.371997	13.610120	10.01%	59,960	2004
	10.004585	12.371997	23.66%	55,155	2003
	13.167262	10.004585	-24.02%	56,178	2002
	13.203287	13.167262	-0.27%	58,903	2001
	12.269490	13.203287	7.61%	60,726	2000
	11.688738	12.269490	4.97%	32,909	1999
	10.000000	11.688738	16.89%	25	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.947780	14.670723	-1.85%	43,574	2007
	13.223234	14.947780	13.04%	63,159	2006
	12.480627	13.223234	5.95%	78,168	2005
	10.364013	12.480627	20.42%	150,306	2004
	7.613403	10.364013	36.13%	57,814	2003
	10.000000	7.613403	-23.87%	34,808	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.168633	11.892933	6.49%	189,755	2007
	10.351504	11.168633	7.89%	243,757	2006
	10.111287	10.351504	2.38%	348,087	2005
	9.635655	10.111287	4.94%	416,867	2004
	7.739942	9.635655	24.49%	470,691	2003
	11.025487	7.739942	-29.80%	550,359	2002
	14.414394	11.025487	-23.51%	692,335	2001
	16.397708	14.414394	-12.10%	673,816	2000
	12.758878	16.397708	28.52%	270,366	1999
	10.000000	12.758878	27.59%	2,838	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.385200	14.958510	3.99%	1,354,191	2007
	12.605780	14.385200	14.12%	1,791,197	2006
	12.186711	12.605780	3.44%	2,265,193	2005
	11.148445	12.186711	9.31%	2,653,753	2004
	8.790442	11.148445	26.82%	2,862,626	2003
	11.460136	8.790442	-23.30%	3,065,137	2002
	13.209188	11.460136	-13.24%	3,142,328	2001
	14.736468	13.209188	-10.36%	2,748,432	2000
	12.367188	14.736468	19.16%	1,201,271	1999
	10.000000	12.367188	23.67%	28,572	1998*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.346155	15.183971	5.84%	342,325	2007
	12.465876	14.346155	15.08%	469,328	2006
	12.087664	12.465876	3.13%	595,910	2005
	11.646776	12.087664	3.79%	630,995	2004
	9.728623	11.646776	19.72%	694,070	2003
	11.823034	9.728623	-17.71%	724,249	2002
	13.195948	11.823034	-10.40%	696,448	2001
	13.442893	13.195948	-1.84%	632,440	2000
	12.207586	13.442893	10.12%	368,162	1999
	10.000000	12.207586	22.08%	2,910	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.312388	10.036702	-2.67%	5,041	2007
	10.000000	10.312388	3.12%	1,401	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.423384	13.975403	4.11%	525,970	2007
	13.044103	13.423384	2.91%	653,677	2006
	13.033001	13.044103	0.09%	786,540	2005
	12.730457	13.033001	2.38%	870,384	2004
	12.313044	12.730457	3.39%	1,092,566	2003
	11.401464	12.313044	8.00%	1,248,204	2002
	10.684388	11.401464	6.71%	635,197	2001
	9.790385	10.684388	9.13%	186,563	2000
	10.000000	9.790385	-2.10%	15,095	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	20.305885	23.573218	16.09%	1,400,920	2007
	18.417343	20.305885	10.25%	1,840,847	2006
	15.952706	18.417343	15.45%	2,082,005	2005
	13.999044	15.952706	13.96%	2,146,930	2004
	11.039054	13.999044	26.81%	2,259,008	2003
	12.335838	11.039054	-10.51%	2,311,138	2002
	14.247834	12.335838	-13.42%	2,503,762	2001
	15.457984	14.247834	-7.83%	2,281,488	2000
	12.602507	15.457984	22.66%	996,867	1999
	10.000000	12.602507	26.03%	12,050	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.383035	13.500848	43.89%	97,775	2007
	10.000000	9.383035	-6.17%	35,409	2006*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.968073	18.002932	0.19%	1,437,224	2007
	15.144659	17.968073	18.64%	1,839,844	2006
	14.493567	15.144659	4.49%	2,159,695	2005
	13.170455	14.493567	10.05%	2,373,559	2004
	10.236736	13.170455	28.66%	2,382,653	2003
	12.483021	10.236736	-17.99%	2,311,460	2002
	13.313013	12.483021	-6.23%	1,916,093	2001
	12.440601	13.313013	7.01%	1,200,222	2000
	11.850451	12.440601	4.98%	555,212	1999
	10.000000	11.850451	18.50%	2,107	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.519576	11.291189	7.34%	140	2007
	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.539579	11.471058	8.84%	14,056	2007
	10.000000	10.539579	5.40%	21,095	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.559747	11.601646	9.87%	6,248	2007
	10.000000	10.559747	5.60%	8,232	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.346265	12.576778	21.56%	204,953	2007
	9.944414	10.346265	4.04%	252,748	2006
	9.245533	9.944414	7.56%	319,648	2005
	8.740750	9.245533	5.78%	376,015	2004
	6.823011	8.740750	28.11%	421,183	2003
	8.844341	6.823011	-22.85%	500,860	2002
	10.463173	8.844341	-15.47%	553,584	2001
	12.785954	10.463173	-18.17%	575,763	2000
	12.421717	12.785954	2.93%	360,972	1999
	10.000000	12.421717	24.22%	2,338	1998*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.813873	16.060924	25.34%	1,193,533	2007
	12.151083	12.813873	5.45%	1,588,926	2006
	11.638000	12.151083	4.41%	2,050,302	2005
	11.407069	11.638000	2.02%	2,383,000	2004
	8.695091	11.407069	31.19%	2,670,355	2003
	12.608518	8.695091	-31.04%	2,913,435	2002
	15.512519	12.608518	-18.72%	3,369,434	2001
	17.653733	15.512519	-12.13%	3,238,186	2000
	13.015101	17.653733	35.64%	1,168,997	1999
	10.000000	13.015101	30.15%	10,429	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.405362	11.567096	1.42%	357,797	2007
	10.382924	11.405362	9.85%	516,097	2006
	10.250064	10.382924	1.30%	620,605	2005
	9.477262	10.250064	8.15%	686,997	2004
	7.554754	9.477262	25.45%	801,310	2003
	7.379494	7.554754	2.37%	900,292	2002
	8.478210	7.379494	-12.96%	740,039	2001
	11.087928	8.478210	-23.54%	575,925	2000
	10.384114	11.087928	6.78%	263,938	1999
	10.000000	10.384114	3.84%	2,129	1998*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.857668	11.178437	2.95%	181,444	2007
	10.536126	10.857668	3.05%	200,680	2006
	10.446445	10.536126	0.86%	183,441	2005
	10.135570	10.446445	3.07%	87,919	2004
	10.000000	10.135570	1.36%	26,428	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.863182	11.253265	14.09%	171,119	2007
	10.000000	9.863182	-1.37%	109,428	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	16.896770	19.565247	15.79%	176,647	2007
	14.499246	16.896770	16.54%	213,211	2006
	12.334722	14.499246	17.55%	256,478	2005
	11.000744	12.334722	12.13%	286,186	2004
	7.775040	11.000744	41.49%	335,111	2003
	9.879361	7.775040	-21.30%	379,343	2002
	12.702222	9.879361	-22.22%	472,493	2001
	15.900927	12.702222	-20.12%	444,778	2000
	11.296846	15.900927	40.76%	150,438	1999
	10.000000	11.296846	12.97%	2,193	1998*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.809880	19.467718	15.81%	194,769	2007
	14.424335	16.809880	16.54%	270,660	2006
	12.275838	14.424335	17.50%	281,955	2005
	10.947388	12.275838	12.13%	256,490	2004
	7.734738	10.947388	41.54%	157,069	2003
	10.000000	7.734738	-22.65%	99,913	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.214228	15.872344	4.33%	80,446	2007
	13.252038	15.214228	14.81%	109,445	2006
	13.078442	13.252038	1.33%	130,578	2005
	11.612918	13.078442	12.62%	135,348	2004
	7.448995	11.612918	55.90%	142,757	2003
	10.000000	7.448995	-25.51%	46,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.126930	11.405666	2.51%	73,123	2007
	10.000000	11.126930	11.27%	81,746	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.164026	9.802409	-3.56%	70,238	2007
	10.000000	10.164026	1.64%	72,549	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.676971	13.575240	27.15%	28,352	2007
	10.000000	10.676971	6.77%	17,618	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.865204	12.392141	14.05%	27,934	2007
	10.000000	10.865204	8.65%	32,823	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.456863	11.470459	9.69%	42,693	2007
	10.000000	10.456863	4.57%	25,748	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.192075	14.364858	1.22%	91,333	2007
	12.293683	14.192075	15.44%	121,288	2006
	11.393010	12.293683	7.91%	151,600	2005
	10.000000	11.393010	13.93%	57,681	2004*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.673028	11.707458	34.99%	983,875	2007
	8.044709	8.673028	7.81%	1,363,013	2006
	7.233815	8.044709	11.21%	1,554,991	2005
	6.206483	7.233815	16.55%	1,816,328	2004
	5.224689	6.206483	18.79%	2,179,617	2003
	6.290120	5.224689	-16.94%	2,562,268	2002
	8.145127	6.290120	-22.77%	3,001,802	2001
	10.000000	8.145127	-18.55%	2,801,845	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.971844	4.775364	20.23%	399,755	2007
	3.728118	3.971844	6.54%	590,047	2006
	3.382577	3.728118	10.22%	675,449	2005
	3.404379	3.382577	-0.64%	846,091	2004
	2.352398	3.404379	44.72%	1,082,245	2003
	4.030994	2.352398	-41.64%	1,297,660	2002
	6.509446	4.030994	-38.07%	2,142,738	2001
	10.000000	6.509446	-34.91%	2,037,720	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.058365	14.504483	20.29%	25,582	2007
	11.306670	12.058365	6.65%	27,522	2006
	10.279283	11.306670	9.99%	35,563	2005
	10.317923	10.279283	-0.37%	35,540	2004
	7.097740	10.317923	45.37%	62,167	2003
	10.000000	7.097740	-29.02%	26,783	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.986055	17.810211	4.85%	3,421	2007
	15.520392	16.986055	9.44%	954	2006
	14.162874	15.520392	9.59%	2,381	2005
	12.203564	14.162874	16.06%	1,266	2004
	10.000000	12.203564	22.04%	222	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.363752	16.901767	26.47%	582,942	2007
	9.224320	13.363752	44.88%	809,501	2006
	7.075935	9.224320	30.36%	923,768	2005
	6.034263	7.075935	17.26%	1,116,043	2004
	4.539769	6.034263	32.92%	1,346,164	2003
	6.189198	4.539769	-26.65%	1,629,083	2002
	8.181886	6.189198	-24.35%	2,035,249	2001
	10.000000	8.181886	-18.18%	1,896,028	2000*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.831314	28.888141	26.53%	212,166	2007
	15.752110	22.831314	44.94%	256,414	2006
	12.076286	15.752110	30.44%	260,871	2005
	10.296399	12.076286	17.29%	188,451	2004
	7.745526	10.296399	32.93%	173,256	2003
	10.000000	7.745526	-22.54%	161,911	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.294293	10.655363	3.51%	204,210	2007
	9.998849	10.294293	2.95%	224,731	2006
	9.975981	9.998849	0.23%	228,703	2005
	10.019076	9.975981	-0.43%	142,630	2004
	10.000000	10.019076	0.19%	35,424	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.072036	11.769084	6.30%	61,584	2007
	10.000000	11.072036	10.72%	36,299	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	9.739699	9.671730	-0.70%	992	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.646698	18.721786	6.09%	159,976	2007
	15.753152	17.646698	12.02%	218,411	2006
	14.709611	15.753152	7.09%	272,659	2005
	12.855226	14.709611	14.43%	279,874	2004
	9.874844	12.855226	30.18%	316,225	2003
	13.589004	9.874844	-27.33%	354,304	2002
	13.965623	13.589004	-2.70%	287,550	2001
	13.976229	13.965623	-0.08%	190,158	2000
	12.307946	13.976229	13.55%	141,287	1999
	10.000000	12.307946	23.08%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.365443	10.569437	1.97%	7,244	2007
	10.000000	10.365443	3.65%	27,841	2006*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.332606	22.191672	21.05%	325,188	2007
	16.177503	18.332606	13.32%	456,963	2006
	14.395278	16.177503	12.38%	561,374	2005
	12.527159	14.395278	14.91%	635,536	2004
	9.900112	12.527159	26.54%	701,600	2003
	14.181298	9.900112	-30.19%	734,908	2002
	19.049729	14.181298	-25.56%	821,724	2001
	20.834304	19.049729	-8.57%	720,898	2000
	13.702754	20.834304	52.04%	183,595	1999
	10.000000	13.702754	37.03%	1,744	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.217005	19.677400	8.02%	236,432	2007
	16.426857	18.217005	10.90%	288,826	2006
	14.084147	16.426857	16.63%	349,202	2005
	11.981613	14.084147	17.55%	311,140	2004
	8.977079	11.981613	33.47%	293,076	2003
	11.978104	8.977079	-25.05%	291,866	2002
	12.477284	11.978104	-4.00%	281,431	2001
	12.539993	12.477284	-0.50%	231,429	2000
	11.821068	12.539993	6.08%	127,887	1999
	10.000000	11.821068	18.21%	2,787	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.186883	10.371273	1.81%	9,031	2007
	10.000000	10.186883	1.87%	3,203	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.394228	14.240089	6.32%	20,871	2007
	11.922729	13.394228	12.34%	23,836	2006
	11.292761	11.922729	5.58%	9,834	2005
	10.000000	11.292761	12.93%	3,286	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.472825	10.981885	4.86%	175,074	2007
	10.000000	10.472825	4.73%	222,865	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.454871	10.636755	1.74%	103,946	2007
	10.000000	10.454871	4.55%	67,394	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.755666	12.152287	12.98%	104,588	2007
	10.000000	10.755666	7.56%	63,622	2006*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.281776	11.366340	10.55%	144,248	2007
	10.000000	10.281776	2.82%	124,053	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.880516	15.161801	1.89%	109,579	2007
	13.616913	14.880516	9.28%	162,591	2006
	13.461410	13.616913	1.16%	214,386	2005
	12.375393	13.461410	8.78%	297,880	2004
	10.244088	12.375393	20.81%	309,502	2003
	10.044539	10.244088	1.99%	271,035	2002
	9.755865	10.044539	2.96%	169,138	2001
	10.764664	9.755865	-9.37%	163,738	2000
	10.558563	10.764664	1.95%	41,627	1999
	10.000000	10.558563	5.59%	1,154	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.426670	11.646442	1.92%	67,617	2007
	10.456788	11.426670	9.28%	67,241	2006
	10.000000	10.456788	4.57%	34,947	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.500696	33.799667	43.82%	1,798	2007
	17.397252	23.500696	35.08%	1,798	2006
	13.275190	17.397252	31.05%	1,798	2005
	11.128016	13.275190	19.30%	2,332	2004
	6.815122	11.128016	63.28%	4,608	2003
	8.137235	6.815122	-16.25%	5,198	2002
	8.686950	8.137235	-6.33%	8,068	2001
	10.000000	8.686950	-13.13%	1,652	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.885813	37.222183	43.79%	159,966	2007
	19.173227	25.885813	35.01%	159,025	2006
	14.628417	19.173227	31.07%	142,607	2005
	12.261030	14.628417	19.31%	115,140	2004
	7.511024	12.261030	63.24%	38,972	2003
	10.000000	7.511024	-24.89%	14,206	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.882273	21.269154	18.94%	32,761	2007
	13.153905	17.882273	35.95%	41,997	2006
	12.503205	13.153905	5.20%	37,439	2005
	9.738560	12.503205	28.39%	46,111	2004
	7.938080	9.738560	22.68%	13,732	2003
	10.000000	7.938080	-20.62%	8,309	2002*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.455693	15.645882	25.61%	2,400	2007
	9.481057	12.455693	31.37%	2,457	2006
	7.369528	9.481057	28.65%	2,623	2005
	6.531881	7.369528	12.82%	3,172	2004
	4.874649	6.531881	34.00%	3,621	2003
	6.500996	4.874649	-25.02%	7,764	2002
	9.222891	6.500996	-29.51%	11,970	2001
	10.000000	9.222891	-7.77%	820	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.837629	24.919078	25.62%	97,926	2007
	15.101683	19.837629	31.36%	103,117	2006
	11.741561	15.101683	28.62%	68,773	2005
	10.392529	11.741561	12.98%	18,535	2004
	7.772433	10.392529	33.71%	13,214	2003
	10.000000	7.772433	-22.28%	13,181	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.463710	19.501770	18.45%	45,203	2007
	13.237138	16.463710	24.38%	59,595	2006
	11.226453	13.237138	17.91%	76,145	2005
	9.823812	11.226453	14.28%	83,138	2004
	7.307866	9.823812	34.43%	93,000	2003
	9.913802	7.307866	-26.29%	110,732	2002
	12.359900	9.913802	-19.79%	124,511	2001
	14.267173	12.359900	-13.37%	127,914	2000
	11.747364	14.267173	21.45%	75,630	1999
	10.000000	11.747364	17.47%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.739391	26.944986	18.49%	15,036	2007
	18.293047	22.739391	24.31%	7,190	2006
	15.514347	18.293047	17.91%	11,612	2005
	13.575979	15.514347	14.28%	4,385	2004
	10.000000	13.575979	35.76%	3,988	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.279792	12.692766	3.36%	249,778	2007
	11.072291	12.279792	10.91%	312,597	2006
	10.928545	11.072291	1.32%	359,652	2005
	10.195536	10.928545	7.19%	407,791	2004
	8.714584	10.195536	16.99%	457,057	2003
	10.059016	8.714584	-13.37%	446,142	2002
	10.570325	10.059016	-4.84%	307,827	2001
	10.735723	10.570325	-1.54%	189,272	2000
	10.772545	10.735723	-0.34%	54,933	1999
	10.000000	10.772545	7.73%	842	1998*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.268006	18.822004	-2.31%	9,193	2007
	16.205685	19.268006	18.90%	11,998	2006
	14.753814	16.205685	9.84%	66,945	2005
	12.328333	14.753814	19.67%	21,757	2004
	8.820856	12.328333	39.76%	12,713	2003
	10.000000	8.820856	-11.79%	7,158	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.583305	14.380053	5.87%	977,193	2007
	13.303332	13.583305	2.10%	1,211,613	2006
	13.038934	13.303332	2.03%	1,411,611	2005
	12.780385	13.038934	2.02%	1,576,914	2004
	12.681945	12.780385	0.78%	1,938,662	2003
	11.565612	12.681945	9.65%	2,352,258	2002
	10.914977	11.565612	5.96%	1,454,681	2001
	9.816007	10.914977	11.20%	726,176	2000
	10.174058	9.816007	-3.52%	293,407	1999
	10.000000	10.174058	1.74%	1,172	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.168076	8.465669	18.10%	155,405	2007
	6.833425	7.168076	4.90%	222,847	2006
	6.494037	6.833425	5.23%	285,475	2005
	6.077202	6.494037	6.86%	316,784	2004
	4.633836	6.077202	31.15%	415,903	2003
	6.580071	4.633836	-29.58%	471,904	2002
	9.268169	6.580071	-29.00%	545,874	2001
	12.767993	9.268169	-27.41%	615,832	2000
	12.392954	12.767993	3.03%	437,518	1999
	10.000000	12.392954	23.93%	2,724	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.219210	14.787200	11.86%	37,708	2007
	13.027297	13.219210	1.47%	44,212	2006
	12.160698	13.027297	7.13%	50,604	2005
	11.413172	12.160698	6.55%	46,615	2004
	8.445947	11.413172	35.13%	32,046	2003
	10.000000	8.445947	-15.54%	7,965	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.875421	11.752968	8.07%	14,112	2007
	10.000000	10.875421	8.75%	1,159	2006*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.728967	12.211001	4.11%	351,472	2007
	11.181789	11.728967	4.89%	780,178	2006
	10.954966	11.181789	2.07%	692,555	2005
	10.595099	10.954966	3.40%	403,154	2004
	9.938018	10.595099	6.61%	466,014	2003
	10.000000	9.938018	-0.62%	280,885	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.540694	13.115336	4.58%	266,197	2007
	11.706575	12.540694	7.13%	310,819	2006
	11.339678	11.706575	3.24%	363,716	2005
	10.710627	11.339678	5.87%	381,711	2004
	9.534557	10.710627	12.33%	327,655	2003
	10.000000	9.534557	-4.65%	183,916	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.285144	13.867663	4.38%	896,178	2007
	12.075166	13.285144	10.02%	916,915	2006
	11.601416	12.075166	4.08%	1,021,060	2005
	10.720050	11.601416	8.22%	1,003,875	2004
	9.037949	10.720050	18.61%	802,953	2003
	10.000000	9.037949	-9.62%	476,570	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.251945	14.945964	4.87%	358,193	2007
	12.593401	14.251945	13.17%	434,458	2006
	11.904051	12.593401	5.79%	449,756	2005
	10.748772	11.904051	10.75%	396,946	2004
	8.590418	10.748772	25.13%	253,401	2003
	10.000000	8.590418	-14.10%	102,280	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.889933	15.586769	4.68%	131,376	2007
	12.895102	14.889933	15.47%	134,705	2006
	12.092189	12.895102	6.64%	132,253	2005
	10.733522	12.092189	12.66%	118,079	2004
	8.238400	10.733522	30.29%	115,070	2003
	10.000000	8.238400	-17.62%	71,260	2002*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.139679	16.305348	7.70%	164,430	2007
	13.941758	15.139679	8.59%	233,230	2006
	12.857985	13.941758	8.43%	255,342	2005
	11.283480	12.857985	13.95%	283,720	2004
	8.149536	11.283480	38.46%	325,363	2003
	13.096398	8.149536	-37.77%	355,444	2002
	19.022019	13.096398	-31.15%	434,734	2001
	22.750997	19.022019	-16.39%	391,137	2000
	12.463581	22.750997	82.54%	139,347	1999
	10.000000	12.463581	24.64%	0	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.880577	26.438587	6.26%	278,980	2007
	22.915733	24.880577	8.57%	382,387	2006
	20.689986	22.915733	10.76%	456,911	2005
	18.094597	20.689986	14.34%	515,715	2004
	13.601153	18.094597	33.04%	446,765	2003
	16.253946	13.601153	-16.32%	451,039	2002
	16.670157	16.253946	-2.50%	282,466	2001
	14.644558	16.670157	13.83%	178,076	2000
	12.257790	14.644558	19.47%	18,380	1999
	10.000000	12.257790	22.58%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.668105	12.079795	3.53%	2,217,238	2007
	11.297619	11.668105	3.28%	1,862,285	2006
	11.137309	11.297619	1.44%	1,864,796	2005
	11.181852	11.137309	-0.40%	1,885,578	2004
	11.247296	11.181852	-0.58%	2,649,818	2003
	11.247642	11.247296	0.00%	3,603,141	2002
	10.989031	11.247642	2.35%	3,319,525	2001
	10.489614	10.989031	4.76%	2,526,306	2000
	10.126097	10.489614	3.59%	992,465	1999
	10.000000	10.126097	1.26%	48,756	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.016277	22.388260	1.69%	98,293	2007
	18.153613	22.016277	21.28%	136,010	2006
	16.397022	18.153613	10.71%	129,773	2005
	13.800078	16.397022	18.82%	133,586	2004
	10.000000	13.800078	38.00%	20,475	2003*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.832320	17.166371	8.43%	140,659	2007
	15.526190	15.832320	1.97%	184,265	2006
	14.537994	15.526190	6.80%	220,357	2005
	12.973972	14.537994	12.06%	241,501	2004
	9.780139	12.973972	32.66%	264,793	2003
	14.838618	9.780139	-34.09%	261,220	2002
	16.846010	14.838618	-11.92%	242,911	2001
	20.338511	16.846010	17.17%	181,557	2000
	10.000000	20.338511	103.39%	31,219	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.763890	31.056789	-8.02%	278,738	2007
	29.134444	33.763890	15.89%	355,659	2006
	28.608182	29.134444	1.84%	440,712	2005
	24.685368	28.608182	15.89%	509,345	2004
	15.928613	24.685368	54.98%	508,152	2003
	22.134881	15.928613	-28.04%	530,805	2002
	17.466310	22.134881	26.73%	433,738	2001
	15.896867	17.466310	9.87%	164,209	2000
	12.586199	15.896867	26.30%	72,346	1999
	10.000000	12.586199	25.86%	1,878	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.876127	28.126986	0.90%	297,116	2007
	25.182239	27.876127	10.70%	392,822	2006
	22.692159	25.182239	10.97%	501,601	2005
	19.296948	22.692159	17.59%	543,249	2004
	13.850506	19.296948	39.32%	548,766	2003
	16.957444	13.850506	-18.32%	551,748	2002
	18.398225	16.957444	-7.83%	420,417	2001
	17.099098	18.398225	7.60%	341,249	2000
	12.016781	17.099098	42.29%	80,387	1999
	10.000000	12.016781	20.17%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.164409	15.138387	6.88%	348,595	2007
	12.616582	14.164409	12.27%	432,680	2006
	11.884933	12.616582	6.16%	562,517	2005
	10.960481	11.884933	8.43%	674,188	2004
	8.699902	10.960481	25.98%	771,491	2003
	10.654646	8.699902	-18.35%	844,990	2002
	12.230458	10.654646	-12.88%	823,212	2001
	12.646339	12.230458	-3.29%	966,710	2000
	11.968910	12.646339	5.66%	269,704	1999
	10.000000	11.968910	19.69%	2,349	1998*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.632451	18.330940	10.21%	14,479	2007
	14.496573	16.632451	14.73%	28,504	2006
	13.302006	14.496573	8.98%	23,229	2005
	11.335649	13.302006	17.35%	17,350	2004
	9.135134	11.335649	24.09%	20,469	2003
	10.000000	9.135134	-8.65%	33,603	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.275240	3.885913	18.65%	31,576	2007
	2.981873	3.275240	9.84%	37,041	2006
	3.033668	2.981873	-1.71%	38,812	2005
	2.943564	3.033668	3.06%	43,327	2004
	1.919236	2.943564	53.37%	44,866	2003
	3.395066	1.919236	-43.47%	55,769	2002
	6.000048	3.395066	-43.42%	212,742	2001
	10.000000	6.000048	-40.00%	37,213	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.153858	14.431008	18.74%	25,729	2007
	11.073816	12.153858	9.75%	21,743	2006
	11.265699	11.073816	-1.70%	25,474	2005
	10.934690	11.265699	3.03%	31,338	2004
	7.131516	10.934690	53.33%	37,544	2003
	10.000000	7.131516	-28.68%	17,202	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.667394	16.531407	20.96%	54,181	2007
	13.872852	13.667394	-1.48%	61,006	2006
	12.537575	13.872852	10.65%	70,225	2005
	11.285270	12.537575	11.10%	60,220	2004
	7.495072	11.285270	50.57%	89,473	2003
	10.000000	7.495072	-25.05%	18,268	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.074146	13.596107	-3.40%	330,907	2007
	12.289836	14.074146	14.52%	480,312	2006
	11.931935	12.289836	3.00%	603,264	2005
	10.278230	11.931935	16.09%	553,511	2004
	7.914998	10.278230	29.86%	427,420	2003
	10.702140	7.914998	-26.04%	281,970	2002
	12.331560	10.702140	-13.21%	224,578	2001
	13.963829	12.331560	-11.69%	187,275	2000
	11.927845	13.963829	17.07%	39,186	1999
	10.000000	11.927845	19.28%	1,552	1998*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.585737	15.076201	3.36%	320,691	2007
	14.081135	14.585737	3.58%	399,081	2006
	13.947624	14.081135	0.96%	485,333	2005
	13.251194	13.947624	5.26%	416,983	2004
	11.962673	13.251194	10.77%	454,110	2003
	11.293959	11.962673	5.92%	536,284	2002
	10.972282	11.293959	2.93%	290,144	2001
	10.510552	10.972282	4.39%	164,790	2000
	10.475252	10.510552	0.34%	45,312	1999
	10.000000	10.475252	4.75%	1,706	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.623801	18.747026	12.77%	696,859	2007
	15.586311	16.623801	6.66%	912,228	2006
	15.009784	15.586311	3.84%	1,168,120	2005
	14.206657	15.009784	5.65%	1,362,727	2004
	10.981083	14.206657	29.37%	1,456,927	2003
	15.196200	10.981083	-27.74%	1,522,830	2002
	17.594890	15.196200	-13.63%	1,450,232	2001
	17.848621	17.594890	-1.42%	1,053,477	2000
	12.752843	17.848621	39.96%	276,633	1999
	10.000000	12.752843	27.53%	2,543	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.026248	23.139603	5.05%	239,753	2007
	18.942389	22.026248	16.28%	299,773	2006
	16.767687	18.942389	12.97%	357,137	2005
	14.238187	16.767687	17.77%	349,619	2004
	10.000000	14.238187	42.38%	143,315	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.907967	14.608429	5.04%	424,060	2007
	11.960386	13.907967	16.28%	518,187	2006
	10.590024	11.960386	12.94%	588,116	2005
	8.994884	10.590024	17.73%	671,243	2004
	6.365520	8.994884	41.31%	752,007	2003
	8.274485	6.365520	-23.07%	956,122	2002
	9.521827	8.274485	-13.10%	604,206	2001
	10.000000	9.521827	-4.78%	175,518	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.523389	10.385859	-1.31%	432	2007
	10.000000	10.523389	5.23%	12,095	2006*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.107682	15.585693	3.16%	830,932	2007
	13.293323	15.107682	13.65%	1,078,556	2006
	12.695602	13.293323	4.71%	1,284,489	2005
	11.739303	12.695602	8.15%	1,419,909	2004
	9.376475	11.739303	25.20%	1,603,607	2003
	11.687410	9.376475	-19.77%	1,679,637	2002
	13.168121	11.687410	-11.24%	1,640,884	2001
	14.609212	13.168121	-9.86%	1,275,868	2000
	12.149185	14.609212	20.25%	370,716	1999
	10.000000	12.149185	21.49%	2,736	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.014381	9.773861	-2.40%	30,057	2007
	10.000000	10.014381	0.14%	32,150	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.559762	17.395944	5.05%	292,704	2007
	16.279198	16.559762	1.72%	417,888	2006
	14.668150	16.279198	10.98%	524,728	2005
	12.394931	14.668150	18.34%	594,200	2004
	9.989064	12.394931	24.09%	645,765	2003
	14.001802	9.989064	-28.66%	750,244	2002
	20.620784	14.001802	-32.10%	909,302	2001
	23.512658	20.620784	-12.30%	886,753	2000
	12.961315	23.512658	81.41%	147,653	1999
	10.000000	12.961315	29.61%	1,383	1998*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.557976	11.733290	11.13%	28,067	2007
	10.000000	10.557976	5.58%	7,048	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.005533	11.202172	1.79%	38,353	2007
	10.000000	11.005533	10.06%	36,625	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.259198	10.665272	3.96%	12,624	2007
	10.000000	10.259198	2.59%	6,747	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.416914	10.852448	4.18%	27,916	2007
	10.000000	10.416914	4.17%	25,015	2006*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.400371	33.047924	5.25%	30,547	2007
	28.681058	31.400371	9.48%	42,560	2006
	25.860301	28.681058	10.91%	50,760	2005
	23.781464	25.860301	8.74%	57,104	2004
	18.824701	23.781464	26.33%	88,558	2003
	17.444590	18.824701	7.91%	124,296	2002
	16.037786	17.444590	8.77%	51,166	2001
	14.572201	16.037786	10.06%	50,072	2000
	11.400149	14.572201	27.82%	32,668	1999
	10.000000	11.400149	14.00%	593	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.640454	10.471043	21.19%	345,355	2007
	8.002873	8.640454	7.97%	393,747	2006
	6.889420	8.002873	16.16%	454,487	2005
	5.734597	6.889420	20.14%	466,995	2004
	4.094230	5.734597	40.07%	466,170	2003
	6.019598	4.094230	-31.98%	482,922	2002
	8.620055	6.019598	-30.17%	500,028	2001
	10.000000	8.620055	-13.80%	158,997	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	39.857439	32.654467	-18.07%	174,236	2007
	29.222137	39.857439	36.39%	239,695	2006
	25.267437	29.222137	15.65%	273,571	2005
	18.750068	25.267437	34.76%	306,365	2004
	13.800701	18.750068	35.86%	300,785	2003
	14.079160	13.800701	-1.98%	333,207	2002
	12.974262	14.079160	8.52%	208,985	2001
	12.479280	12.974262	3.97%	155,239	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.680384	30.824302	35.91%	55,049	2007
	16.451145	22.680384	37.87%	70,774	2006
	12.626866	16.451145	30.29%	57,178	2005
	10.000000	12.626866	26.27%	15,293	2004*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.595964	59.271173	35.96%	29,643	2007
	31.631833	43.595964	37.82%	56,740	2006
	24.254218	31.631833	30.42%	74,687	2005
	19.499977	24.254218	24.38%	83,036	2004
	12.800242	19.499977	52.34%	93,751	2003
	13.343009	12.800242	-4.07%	97,789	2002
	13.755231	13.343009	-3.00%	109,182	2001
	23.947713	13.755231	-42.56%	124,085	2000
	12.101814	23.947713	97.89%	51,918	1999
	10.000000	12.101814	21.02%	1,018	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	23.011470	33.038793	43.58%	60,923	2007
	18.701377	23.011470	23.05%	73,855	2006
	12.483933	18.701377	49.80%	105,943	2005
	10.000000	12.483933	24.84%	31,745	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.274579	54.963626	43.60%	18,502	2007
	31.116907	38.274579	23.00%	20,826	2006
	20.764275	31.116907	49.86%	24,667	2005
	16.917457	20.764275	22.74%	34,101	2004
	11.826254	16.917457	43.05%	107,171	2003
	12.319065	11.826254	-4.00%	37,085	2002
	13.923943	12.319065	-11.53%	37,974	2001
	12.649846	13.923943	10.07%	29,361	2000
	10.581149	12.649846	19.55%	28,359	1999
	10.000000	10.581149	5.81%	0	1998*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.844957	13.952914	8.63%	115,500	2007
	11.435987	12.844957	12.32%	162,886	2006
	10.643577	11.435987	7.44%	215,478	2005
	9.823331	10.643577	8.35%	252,733	2004
	7.366518	9.823331	33.35%	320,146	2003
	9.739393	7.366518	-24.36%	365,417	2002
	9.827143	9.739393	-0.89%	460,231	2001
	10.060160	9.827143	-2.32%	499,777	2000
	10.000000	10.060160	0.60%	288,815	1999*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.593862	13.267242	5.35%	680,045	2007
	11.358519	12.593862	10.88%	797,480	2006
	10.655882	11.358519	6.59%	994,364	2005
	9.123015	10.655882	16.80%	1,151,609	2004
	6.739605	9.123015	35.36%	1,226,689	2003
	9.321492	6.739605	-27.70%	1,298,523	2002
	9.798273	9.321492	-4.87%	839,984	2001
	10.000000	9.788273	-2.02%	180,575	2000*

74

Maximum Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.137748	12.031131	-0.88%	0	2007
	10.988024	12.137748	10.46%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.991050	10.740675	-2.28%	3,776	2007
	9.597554	10.991050	14.52%	3,776	2006
	9.378483	9.597554	2.34%	4,612	2005
	8.486720	9.378483	10.51%	5,493	2004
	6.708323	8.486720	26.51%	15,518	2003
	8.507395	6.708323	-21.15%	17,814	2002
	9.492984	8.507395	-10.38%	14,380	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.415610	14.333358	15.45%	3,654	2007
	10.153144	12.415610	22.28%	3,654	2006
	9.165959	10.153144	10.77%	3,654	2005
	8.155031	9.165959	12.40%	3,654	2004
	6.696904	8.155031	21.77%	3,654	2003
	8.599678	6.696904	-22.13%	7,112	2002
	12.417190	8.599678	-30.74%	4,968	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	14.822666	17.112212	15.45%	2,153	2007
	12.121568	14.822666	22.28%	2,320	2006
	10.957867	12.121568	10.62%	2,553	2005
	9.736044	10.957867	12.55%	3,231	2004
	7.995231	9.736044	21.77%	2,295	2003
	10.000000	7.995231	-20.05%	2,500	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.898488	11.713911	18.34%	586	2007
	10.463365	9.898488	-5.40%	835	2006
	10.471276	10.463365	-0.08%	835	2005
	9.674012	10.471276	8.24%	4,679	2004
	7.919558	9.674012	22.15%	4,732	2003
	10.000000	7.919558	-20.80%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.029066	14.869056	-7.24%	15,100	2007
	13.812090	16.029066	16.05%	15,201	2006
	13.445055	13.812090	2.73%	16,284	2005
	12.023986	13.445055	11.82%	32,409	2004
	9.533443	12.023986	26.12%	34,120	2003
	11.156087	9.533443	-14.54%	37,456	2002
	10.111910	11.156087	10.33%	12,980	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.485757	12.965440	36.68%	0	2007
	10.000000	9.485757	-5.14%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.625400	10.918410	-6.08%	0	2007
	10.499772	11.625400	10.72%	0	2006
	9.242997	10.499772	13.60%	0	2005
	8.009928	9.242997	15.39%	0	2004
	5.546504	8.009928	44.41%	0	2003
	8.613696	5.546504	-35.61%	0	2002
	12.343799	8.613696	-30.22%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.267411	13.987031	14.02%	0	2007
	10.570734	12.267411	16.05%	0	2006
	9.202885	10.570734	14.86%	0	2005
	8.200839	9.202885	12.22%	0	2004
	6.300292	8.200839	30.17%	0	2003
	8.043179	6.300292	-21.67%	0	2002
	10.582777	8.043179	-24.00%	0	2001*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.117431	12.061054	-0.47%	0	2007
	10.380526	12.117431	16.73%	0	2006
	9.814109	10.380526	5.77%	0	2005
	9.012504	9.814109	8.89%	0	2004
	7.362375	9.012504	22.41%	0	2003
	9.789046	7.362375	-24.79%	0	2002
	9.916793	9.789046	-1.29%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.255437	13.848764	-2.85%	4,760	2007
	12.739348	14.255437	11.90%	5,003	2006
	12.146432	12.739348	4.88%	1,137	2005
	10.189578	12.146432	19.20%	1,037	2004
	7.561672	10.189578	34.75%	1,096	2003
	10.000000	7.561672	-24.38%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.502604	7.907868	5.40%	2,305	2007
	7.024598	7.502604	6.80%	2,414	2006
	6.931538	7.024598	1.34%	2,422	2005
	6.673008	6.931538	3.87%	2,390	2004
	5.414906	6.673008	23.23%	2,330	2003
	7.792572	5.414906	-30.51%	2,248	2002
	10.292793	7.792572	-24.29%	922	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.779977	10.066260	2.93%	13,948	2007
	8.657565	9.779977	12.96%	15,376	2006
	8.455066	8.657565	2.40%	15,161	2005
	7.813792	8.455066	8.21%	25,104	2004
	6.224012	7.813792	25.54%	28,516	2003
	8.197399	6.224012	-24.07%	36,635	2002
	9.545801	8.197399	-14.13%	11,021	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.087808	10.568283	4.76%	1,209	2007
	8.854989	10.087808	13.92%	1,271	2006
	8.673868	8.854989	2.09%	1,287	2005
	8.442921	8.673868	2.74%	1,343	2004
	7.124457	8.442921	18.51%	882	2003
	8.746914	7.124457	-18.55%	2,622	2002
	9.863100	8.746914	-11.32%	3,171	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.243079	9.867732	-3.66%	0	2007
	10.000000	10.243079	2.43%	0	2006*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.417436	12.796547	3.05%	11,559	2007
	12.189609	12.417436	1.87%	14,172	2006
	12.303438	12.189609	-0.93%	15,371	2005
	12.140716	12.303438	1.34%	18,686	2004
	11.862727	12.140716	2.34%	23,245	2003
	11.096780	11.862727	6.90%	24,434	2002
	10.505742	11.096780	5.63%	31,998	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	13.751323	15.801609	14.91%	17,860	2007
	12.599545	13.751323	9.14%	19,575	2006
	11.024639	12.599545	14.29%	19,364	2005
	9.773384	11.024639	12.80%	15,088	2004
	7.785588	9.773384	25.53%	24,165	2003
	8.789237	7.785588	-11.42%	23,235	2002
	10.256023	8.789237	-14.30%	9,915	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.319807	13.273426	42.42%	221	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.480760	12.377697	-0.83%	14,407	2007
	10.626821	12.480760	17.45%	15,866	2006
	10.273613	10.626821	3.44%	22,419	2005
	9.431146	10.273613	8.93%	26,140	2004
	7.405226	9.431146	27.36%	24,278	2003
	9.122665	7.405226	-18.83%	25,233	2002
	9.829356	9.122665	-7.19%	8,921	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.412676	8.919058	20.32%	268	2007
	7.197447	7.412676	2.99%	268	2006
	6.759816	7.197447	6.47%	268	2005
	6.456082	6.759816	4.70%	0	2004
	5.091068	6.456082	26.81%	0	2003
	6.666912	5.091068	-23.64%	2,479	2002
	7.968441	6.666912	-16.33%	2,479	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.301332	10.299075	24.07%	8,870	2007
	7.952242	8.301332	4.39%	8,840	2006
	7.694090	7.952242	3.36%	8,852	2005
	7.618533	7.694090	0.99%	17,167	2004
	5.866545	7.618533	29.86%	15,817	2003
	8.594096	5.866545	-31.74%	12,016	2002
	10.682489	8.594096	-19.55%	2,569	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.234781	9.270443	0.39%	10,012	2007
	8.492610	9.234781	8.74%	13,034	2006
	8.469429	8.492610	0.27%	15,133	2005
	7.910922	8.469429	7.06%	17,155	2004
	6.370568	7.910922	24.18%	16,625	2003
	6.286416	6.370568	1.34%	19,278	2002
	7.296736	6.286416	-13.85%	1,238	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.879820	14.762178	14.61%	3,142	2007
	11.164941	12.879820	15.36%	3,142	2006
	9.594958	11.164941	16.36%	3,796	2005
	8.644743	9.594958	10.99%	3,992	2004
	6.172254	8.644743	40.06%	4,241	2003
	7.923128	6.172254	-22.10%	5,977	2002
	10.292010	7.923128	-23.02%	1,411	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.031254	18.377070	14.63%	5,266	2007
	13.896449	16.031254	15.36%	5,402	2006
	11.947091	13.896449	16.32%	5,061	2005
	10.763107	11.947091	11.00%	3,728	2004
	7.682181	10.763107	40.10%	4,027	2003
	10.000000	7.682181	-23.18%	4,111	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.509632	14.983218	3.26%	1,266	2007
	12.767144	14.509632	13.65%	1,547	2006
	12.728329	12.767144	0.30%	1,569	2005
	11.417557	12.728329	11.48%	1,430	2004
	7.398393	11.417557	54.32%	1,569	2003
	10.000000	7.398393	-26.02%	600	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.813978	13.839883	0.19%	4,399	2007
	12.088133	13.813978	14.28%	4,544	2006
	11.316668	12.088133	6.82%	2,568	2005
	10.000000	11.316668	13.17%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.083227	10.800350	33.61%	9,000	2007
	7.574085	8.083227	6.72%	10,581	2006
	6.880030	7.574085	10.09%	12,415	2005
	5.963253	6.880030	15.37%	13,307	2004
	5.071211	5.963253	17.59%	15,233	2003
	6.167860	5.071211	-17.78%	20,046	2002
	8.069120	6.167860	-23.56%	6,892	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.701531	4.405086	19.01%	3,002	2007
	3.509816	3.701531	5.46%	3,002	2006
	3.216948	3.509816	9.10%	3,003	2005
	3.270799	3.216948	-1.65%	4,473	2004
	2.283163	3.270799	43.26%	8,684	2003
	3.952480	2.283163	-42.23%	11,482	2002
	6.448594	3.952480	-38.71%	8,733	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.499708	13.691778	19.06%	566	2007
	10.892844	11.499708	5.57%	566	2006
	10.003958	10.892844	8.89%	566	2005
	10.144265	10.003958	-1.38%	869	2004
	7.049473	10.144265	43.90%	1,006	2003
	10.000000	7.049473	-29.51%	656	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.455029	15.592266	25.19%	10,161	2007
	8.684672	12.455029	43.41%	11,687	2006
	6.729816	8.684672	29.05%	13,100	2005
	5.797749	6.729816	16.08%	13,922	2004
	4.406372	5.797749	31.58%	14,452	2003
	6.068862	4.406372	-27.39%	19,051	2002
	8.105491	6.068862	-25.13%	8,303	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.774036	27.270190	25.24%	2,743	2007
	15.175734	21.774036	43.48%	1,760	2006
	11.752892	15.175734	29.12%	329	2005
	10.123089	11.752892	16.10%	354	2004
	7.692915	10.123089	31.59%	381	2003
	10.000000	7.692915	-23.07%	533	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.682510	12.268122	5.01%	0	2007
	10.535251	11.682510	10.89%	0	2006
	9.937627	10.535251	6.01%	572	2005
	8.773586	9.937627	13.27%	2,065	2004
	6.808334	8.773586	28.87%	3,341	2003
	9.465116	6.808334	-28.07%	3,341	2002
	9.827558	9.465116	-3.69%	205	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.295703	10.391489	0.93%	0	2007
	10.000000	10.295703	2.96%	0	2006*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.465933	14.936557	19.82%	11,177	2007
	11.112679	12.465933	12.18%	11,213	2006
	9.989182	11.112679	11.25%	11,613	2005
	8.781733	9.989182	13.75%	16,392	2004
	7.010993	8.781733	25.26%	16,667	2003
	10.145761	7.010993	-30.90%	12,077	2002
	13.769410	10.145761	-26.32%	2,101	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.815549	13.701975	6.92%	4,212	2007
	11.674009	12.815549	9.78%	4,442	2006
	10.111080	11.674009	15.46%	4,685	2005
	8.689579	10.111080	16.36%	2,829	2004
	6.577049	8.689579	32.12%	2,566	2003
	8.865670	6.577049	-25.81%	2,603	2002
	9.330235	8.865670	-4.98%	1,173	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.118357	10.196616	0.77%	0	2007
	10.000000	10.118357	1.18%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.402421	10.797061	3.79%	496	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.683364	11.947796	11.84%	1,202	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.415842	12.521823	0.85%	1,450	2007
	11.477315	12.415842	8.18%	1,523	2006
	11.461933	11.477315	0.13%	2,428	2005
	10.644927	11.461933	7.68%	2,824	2004
	8.901664	10.644927	19.58%	6,487	2003
	8.817499	8.901664	0.95%	6,387	2002
	8.652194	8.817499	1.91%	3,246	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.235365	11.334958	0.89%	131	2007
	10.386510	11.235365	8.17%	132	2006
	10.000000	10.386510	3.87%	131	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.687179	35.137800	42.33%	3,751	2007
	18.471789	24.687179	33.65%	3,652	2006
	14.236749	18.471789	29.75%	2,468	2005
	12.054715	14.236749	18.10%	208	2004
	7.459964	12.054715	61.59%	73	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.008490	20.024124	17.73%	1,744	2007
	12.638620	17.008490	34.58%	0	2006
	12.135881	12.638620	4.14%	0	2005
	9.548987	12.135881	27.09%	0	2004
	7.863084	9.548987	21.44%	0	2003
	10.000000	7.863084	-21.37%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	18.918849	23.523222	24.34%	5,316	2007
	14.549040	18.918849	30.04%	4,067	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.976724	14.042490	17.25%	348	2007
	9.727659	11.976724	23.12%	348	2006
	8.334131	9.727659	16.72%	4,578	2005
	7.367390	8.334131	13.12%	4,578	2004
	5.536514	7.367390	33.07%	5,248	2003
	7.587757	5.536514	-27.03%	5,248	2002
	9.557425	7.587757	-20.61%	2,724	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	21.908299	25.696124	17.29%	1,925	2007
	17.804090	21.908299	23.05%	1,188	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004
	10.000000	13.484171	34.84%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.066129	10.298793	2.31%	183	2007
	9.168832	10.066129	9.79%	760	2006
	9.142054	9.168832	0.29%	760	2005
	8.616061	9.142054	6.10%	760	2004
	7.439775	8.616061	15.81%	816	2003
	8.675437	7.439775	-14.24%	1,352	2002
	9.210211	8.675437	-5.81%	784	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.326563	17.720129	-3.31%	0	2007
	15.570985	18.326563	17.70%	0	2006
	14.320460	15.570985	8.73%	0	2005
	12.088490	14.320460	18.46%	0	2004
	8.737555	12.088490	38.35%	0	2003
	10.000000	8.737555	-12.62%	0	2002*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.503923	13.102704	4.79%	5,144	2007
	12.371062	12.503923	1.07%	5,603	2006
	12.248814	12.371062	1.00%	6,487	2005
	12.128686	12.248814	0.99%	6,635	2004
	12.158343	12.128686	-0.24%	15,186	2003
	11.201435	12.158343	8.54%	14,437	2002
	10.679917	11.201435	4.88%	10,795	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.573003	13.921276	10.72%	1,208	2007
	12.516863	12.573003	0.45%	1,208	2006
	11.803332	12.516863	6.05%	1,208	2005
	11.191032	11.803332	5.47%	8,510	2004
	8.366124	11.191032	33.77%	3,483	2003
	10.000000	8.366124	-16.34%	625	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.802306	11.555148	6.97%	348	2007
	10.000000	10.802306	8.02%	348	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	6,923	2006
	11.260586	11.602141	3.03%	6,923	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.555454	14.070907	3.80%	32,031	2007
	12.100071	13.555454	12.03%	30,022	2006
	11.554315	12.100071	4.72%	40,423	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.162292	14.674212	3.61%	15,009	2007
	12.389980	14.162292	14.30%	7,781	2006
	11.736943	12.389980	5.56%	7,782	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.053201	9.651028	6.60%	0	2007
	8.421894	9.053201	7.50%	0	2006
	7.846365	8.421894	7.33%	0	2005
	6.955946	7.846365	12.80%	0	2004
	5.075250	6.955946	37.06%	0	2003
	8.239625	5.075250	-38.40%	0	2002
	12.091356	8.239625	-31.86%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.052218	18.987431	5.18%	12,803	2007
	16.796167	18.052218	7.48%	13,016	2006
	15.319315	16.796167	9.64%	11,491	2005
	13.534578	15.319315	13.19%	12,716	2004
	10.277402	13.534578	31.69%	13,281	2003
	12.407725	10.277402	-17.17%	12,945	2002
	12.856503	12.407725	-3.49%	4,288	2001*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.540307	10.801157	2.47%	10,355	2007
	10.309696	10.540307	2.24%	36,171	2006
	10.267038	10.309696	0.42%	34,027	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.211573	21.350365	0.65%	2,956	2007
	17.668354	21.211573	20.05%	3,041	2006
	16.121390	17.668354	9.60%	3,179	2005
	13.706741	16.121390	17.62%	2,303	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.645439	15.717907	7.32%	5,144	2007
	14.508796	14.645439	0.94%	5,817	2006
	13.723755	14.508796	5.72%	6,332	2005
	12.372523	13.723755	10.92%	7,461	2004
	9.421976	12.372523	31.32%	7,498	2003
	14.441772	9.421976	-34.76%	7,706	2002
	16.564493	14.441772	-12.81%	272	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.059585	20.994710	-8.95%	7,636	2007
	20.100696	23.059585	14.72%	8,066	2006
	19.938786	20.100696	0.81%	11,244	2005
	17.380579	19.938786	14.72%	17,952	2004
	11.329505	17.380579	53.41%	16,495	2003
	15.905177	11.329505	-28.77%	19,673	2002
	12.679678	15.905177	25.44%	8,057	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.373134	21.345940	-0.13%	3,708	2007
	19.504567	21.373134	9.58%	3,756	2006
	17.754986	19.504567	9.85%	4,176	2005
	15.252779	17.754986	16.40%	3,484	2004
	11.059519	15.252779	37.92%	7,114	2003
	13.679062	11.059519	-19.15%	4,387	2002
	14.994163	13.679062	-8.77%	2,562	2001*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.241994	10.834878	5.79%	2,466	2007
	9.215792	10.241994	11.14%	2,466	2006
	8.769845	9.215792	5.09%	2,466	2005
	8.170362	8.769845	7.34%	5,093	2004
	6.551449	8.170362	24.71%	5,093	2003
	8.105635	6.551449	-19.17%	4,917	2002
	9.400269	8.105635	-13.77%	1,286	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	15.819762	17.257839	9.09%	3,996	2007
	13.928791	15.819762	13.58%	4,157	2006
	12.911256	13.928791	7.88%	4,032	2005
	11.115113	12.911256	16.16%	216	2004
	9.048877	11.115113	22.83%	216	2003
	10.000000	9.048877	-9.51%	216	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.073512	3.609479	17.44%	0	2007
	2.826752	3.073512	8.73%	0	2006
	2.905172	2.826752	-2.70%	3,233	2005
	2.847694	2.905172	2.02%	3,233	2004
	1.875661	2.847694	51.82%	3,233	2003
	3.352039	1.875661	-44.04%	3,233	2002
	5.985272	3.352039	-44.00%	1,961	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.590787	13.622410	17.53%	198	2007
	10.668489	11.590787	8.65%	198	2006
	10.964030	10.668489	-2.70%	198	2005
	10.750674	10.964030	1.98%	198	2004
	7.083013	10.750674	51.78%	198	2003
	10.000000	7.083013	-29.17%	198	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.999449	15.563541	19.72%	3,789	2007
	13.329474	12.999449	-2.48%	3,789	2006
	12.169279	13.329474	9.53%	3,789	2005
	11.065737	12.169279	9.97%	915	2004
	7.424251	11.065737	49.05%	0	2003
	10.000000	7.424251	-25.76%	0	2002*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.083630	9.641992	-4.38%	6,615	2007
	8.895000	10.083630	13.36%	8,641	2006
	8.723996	8.895000	1.96%	10,297	2005
	7.591688	8.723996	14.92%	1,945	2004
	5.905872	7.591688	28.54%	374	2003
	8.067350	5.905872	-26.79%	0	2002
	9.391322	8.067350	-14.10%	0	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.748732	13.043358	2.31%	4,180	2007
	12.433153	12.748732	2.54%	4,047	2006
	12.440836	12.433153	-0.06%	3,799	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.030000	12.312209	11.62%	3,582	2007
	10.447082	11.030000	5.58%	5,758	2006
	10.163198	10.447082	2.79%	9,840	2005
	9.717730	10.163198	4.58%	10,910	2004
	7.588056	9.717730	28.07%	12,598	2003
	10.608373	7.588056	-28.47%	13,437	2002
	12.409461	10.608373	-14.51%	9,125	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.221247	22.067035	3.99%	1,320	2007
	18.436138	21.221247	15.11%	2,604	2006
	16.485857	18.436138	11.83%	1,363	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.996648	13.512292	3.97%	3,425	2007
	11.290616	12.996648	15.11%	3,787	2006
	10.098870	11.290616	11.80%	3,795	2005
	8.665362	10.098870	16.54%	5,551	2004
	6.194920	8.665362	39.88%	5,848	2003
	8.135212	6.194920	-23.85%	6,615	2002
	9.458032	8.135212	-13.99%	7,742	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.351457	10.570308	2.11%	8,401	2007
	9.201145	10.351457	12.50%	9,013	2006
	8.876997	9.201145	3.65%	12,189	2005
	8.292232	8.876997	7.05%	20,587	2004
	6.690842	8.292232	23.93%	28,321	2003
	8.425292	6.690842	-20.59%	37,431	2002
	9.590436	8.425292	-12.15%	18,017	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.505043	10.923198	3.98%	8,802	2007
	10.432419	10.505043	0.70%	8,802	2006
	9.495781	10.432419	9.86%	10,225	2005
	8.106165	9.495781	17.14%	10,605	2004
	6.599464	8.106165	22.83%	10,607	2003
	9.345324	6.599464	-29.38%	10,602	2002
	13.905014	9.345324	-32.79%	1,338	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.486994	11.535826	10.00%	0	2007
	10.000000	10.486994	4.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.931569	11.013646	0.75%	0	2007
	10.000000	10.931569	9.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.189382	10.484894	2.90%	0	2007
	10.000000	10.189382	1.89%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.422608	23.359018	4.18%	1,579	2007
	20.689585	22.422608	8.38%	1,579	2006
	18.844947	20.689585	9.79%	1,579	2005
	17.507218	18.844947	7.64%	1,579	2004
	13.999772	17.507218	25.05%	2,569	2003
	13.106031	13.999772	6.82%	2,569	2002
	12.173002	13.106031	7.66%	728	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.074003	9.685030	19.95%	13,168	2007
	7.554501	8.074003	6.88%	13,104	2006
	6.569692	7.554501	14.99%	17,679	2005
	5.524347	6.569692	18.92%	19,147	2004
	3.984372	5.524347	38.65%	17,998	2003
	5.918142	3.984372	-32.68%	18,571	2002
	8.562201	5.918142	-30.88%	12,493	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.517279	26.369485	-18.91%	4,087	2007
	24.083343	32.517279	35.02%	4,923	2006
	21.036292	24.083343	14.48%	6,487	2005
	15.769776	21.036292	33.40%	31,663	2004
	11.725612	15.769776	34.49%	35,700	2003
	12.084542	11.725612	-2.97%	20,960	2002
	11.250727	12.084542	7.41%	4,118	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.353137	35.464292	34.57%	1,061	2007
	19.315823	26.353137	36.43%	1,061	2006
	14.961568	19.315823	29.10%	1,060	2005
	12.151788	14.961568	23.12%	1,060	2004
	8.058096	12.151788	50.80%	1,060	2003
	8.485820	8.058096	-5.04%	1,060	2002
	8.838136	8.485820	-3.99%	928	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.398641	31.831716	42.11%	1,568	2007
	18.388896	22.398641	21.81%	1,568	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.048427	39.868718	42.14%	116	2007
	23.035585	28.048427	21.76%	116	2006
	15.528066	23.035585	48.35%	116	2005
	12.780575	15.528066	21.50%	116	2004
	9.025587	12.780575	41.60%	116	2003
	9.497863	9.025587	-4.97%	116	2002
	10.845725	9.497863	-12.43%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.088802	12.997934	7.52%	0	2007
	10.872485	12.088802	11.19%	0	2006
	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	11.768680	12.271754	4.27%	7,935	2007
	10.722487	11.768680	9.76%	8,074	2006
	10.161699	10.722487	5.52%	11,468	2005
	8.788827	10.161699	15.62%	13,500	2004
	6.559028	8.788827	34.00%	18,219	2003
	9.164675	6.559028	-28.43%	19,914	2002
	9.732623	9.164675	-5.84%	15,992	2001*

93

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

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Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Tax Sheltered Annuities

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20

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investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

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Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.

The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a

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contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

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b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

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Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

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(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRAmust be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

101

part6.htm

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account- 9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of  common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.78% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2007.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.648204	10.663209	0.14%	1,381	2007
	10.000000	10.648204	6.48%	5,428	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.885895	10.912533	10.38%	19,883	2007
	10.000000	9.885895	-1.14%	2,050	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.088107	11.017691	9.21%	10,055	2007
	10.000000	10.088107	0.88%	4,760	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.755326	15.554749	-1.27%	471,697	2007
	13.618988	15.755326	15.69%	612,488	2006
	13.173845	13.618988	3.38%	771,621	2005
	11.800602	13.173845	11.64%	830,554	2004
	9.233496	11.800602	27.80%	964,050	2003
	11.591056	9.233496	-20.34%	1,020,097	2002
	12.802086	11.591056	-9.46%	1,029,114	2001
	14.495483	12.802086	-11.68%	819,540	2000
	12.431326	14.495483	16.60%	371,526	1999
	10.000000	12.431326	24.31%	2,464	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	15.437238	18.004862	16.63%	294,775	2007
	12.496772	15.437238	23.53%	420,450	2006
	11.167883	12.496772	11.90%	515,138	2005
	9.835624	11.167883	13.55%	614,822	2004
	7.995327	9.835624	23.02%	719,818	2003
	10.162935	7.995327	-21.33%	875,581	2002
	14.524713	10.162935	-30.03%	1,073,931	2001
	17.674116	14.524713	-17.82%	995,517	2000
	10.904652	17.674116	62.08%	265,458	1999
	10.000000	10.904652	9.05%	223	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.542624	18.127778	16.63%	136,770	2007
	12.582094	15.542624	23.53%	180,383	2006
	11.259425	12.582094	11.75%	210,314	2005
	9.902768	11.259425	13.70%	216,916	2004
	8.049901	9.902768	23.02%	184,972	2003
	10.000000	8.049901	-19.50%	138,652	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.064576	10.679075	-3.48%	30,504	2007
	10.000000	11.064576	10.65%	29,135	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.379377	12.409213	19.56%	16,984	2007
	10.860896	10.379377	-4.43%	35,856	2006
	10.759422	10.860896	0.94%	57,732	2005
	9.839643	10.759422	9.35%	37,979	2004
	7.973718	9.839643	23.40%	50,115	2003
	10.000000	7.973718	-20.26%	17,399	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	22.153132	20.761269	-6.28%	741,544	2007
	18.896571	22.153132	17.23%	944,282	2006
	18.208834	18.896571	3.78%	1,131,954	2005
	16.119499	18.208834	12.96%	1,165,128	2004
	12.651422	16.119499	27.41%	1,127,151	2003
	14.654697	12.651422	-13.67%	1,190,662	2002
	13.147862	14.654697	11.46%	869,720	2001
	11.263216	13.147862	16.73%	324,487	2000
	11.497731	11.263216	-2.04%	157,763	1999
	10.000000	11.497731	14.98%	1,306	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.550042	13.187352	38.09%	23,053	2007
	10.000000	9.550042	-4.50%	3,040	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.782991	11.664298	8.17%	100,852	2007
	10.743070	10.782991	0.37%	106,446	2006
	10.705893	10.743070	0.35%	214,400	2005
	10.240855	10.705893	4.54%	277,614	2004
	10.000000	10.240855	2.41%	42,431	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.500864	15.656771	-5.12%	6,530	2007
	14.752718	16.500864	11.85%	7,336	2006
	12.855886	14.752718	14.75%	11,432	2005
	11.028092	12.855886	16.57%	11,762	2004
	7.559296	11.028092	45.89%	18,531	2003
	11.620449	7.559296	-34.95%	30,444	2002
	16.482534	11.620449	-29.50%	42,821	2001
	20.579437	16.482534	-19.91%	36,041	2000
	12.739606	20.579437	61.54%	32,895	1999
	10.000000	12.739606	27.40%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	14.772705	17.016617	15.19%	12,720	2007
	12.601078	14.772705	17.23%	25,287	2006
	10.859830	12.601078	16.03%	32,006	2005
	9.579453	10.859830	13.37%	34,817	2004
	7.285009	9.579453	31.50%	36,466	2003
	9.206014	7.285009	-20.87%	39,778	2002
	11.989196	9.206014	-23.21%	51,097	2001
	16.374564	11.989196	-26.78%	52,881	2000
	10.801619	16.374564	51.59%	41,776	1999
	10.000000	10.801619	8.02%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.148631	17.244346	0.56%	31,081	2007
	14.542340	17.148631	17.92%	43,388	2006
	13.610120	14.542340	6.85%	51,108	2005
	12.371997	13.610120	10.01%	59,960	2004
	10.004585	12.371997	23.66%	55,155	2003
	13.167262	10.004585	-24.02%	56,178	2002
	13.203287	13.167262	-0.27%	58,903	2001
	12.269490	13.203287	7.61%	60,726	2000
	11.688738	12.269490	4.97%	32,909	1999
	10.000000	11.688738	16.89%	25	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.947780	14.670723	-1.85%	43,574	2007
	13.223234	14.947780	13.04%	63,159	2006
	12.480627	13.223234	5.95%	78,168	2005
	10.364013	12.480627	20.42%	150,306	2004
	7.613403	10.364013	36.13%	57,814	2003
	10.000000	7.613403	-23.87%	34,808	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.168633	11.892933	6.49%	189,755	2007
	10.351504	11.168633	7.89%	243,757	2006
	10.111287	10.351504	2.38%	348,087	2005
	9.635655	10.111287	4.94%	416,867	2004
	7.739942	9.635655	24.49%	470,691	2003
	11.025487	7.739942	-29.80%	550,359	2002
	14.414394	11.025487	-23.51%	692,335	2001
	16.397708	14.414394	-12.10%	673,816	2000
	12.758878	16.397708	28.52%	270,366	1999
	10.000000	12.758878	27.59%	2,838	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.385200	14.958510	3.99%	1,354,191	2007
	12.605780	14.385200	14.12%	1,791,197	2006
	12.186711	12.605780	3.44%	2,265,193	2005
	11.148445	12.186711	9.31%	2,653,753	2004
	8.790442	11.148445	26.82%	2,862,626	2003
	11.460136	8.790442	-23.30%	3,065,137	2002
	13.209188	11.460136	-13.24%	3,142,328	2001
	14.736468	13.209188	-10.36%	2,748,432	2000
	12.367188	14.736468	19.16%	1,201,271	1999
	10.000000	12.367188	23.67%	28,572	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.346155	15.183971	5.84%	342,325	2007
	12.465876	14.346155	15.08%	469,328	2006
	12.087664	12.465876	3.13%	595,910	2005
	11.646776	12.087664	3.79%	630,995	2004
	9.728623	11.646776	19.72%	694,070	2003
	11.823034	9.728623	-17.71%	724,249	2002
	13.195948	11.823034	-10.40%	696,448	2001
	13.442893	13.195948	-1.84%	632,440	2000
	12.207586	13.442893	10.12%	368,162	1999
	10.000000	12.207586	22.08%	2,910	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.312388	10.036702	-2.67%	5,041	2007
	10.000000	10.312388	3.12%	1,401	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.423384	13.975403	4.11%	525,970	2007
	13.044103	13.423384	2.91%	653,677	2006
	13.033001	13.044103	0.09%	786,540	2005
	12.730457	13.033001	2.38%	870,384	2004
	12.313044	12.730457	3.39%	1,092,566	2003
	11.401464	12.313044	8.00%	1,248,204	2002
	10.684388	11.401464	6.71%	635,197	2001
	9.790385	10.684388	9.13%	186,563	2000
	10.000000	9.790385	-2.10%	15,095	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	20.305885	23.573218	16.09%	1,400,920	2007
	18.417343	20.305885	10.25%	1,840,847	2006
	15.952706	18.417343	15.45%	2,082,005	2005
	13.999044	15.952706	13.96%	2,146,930	2004
	11.039054	13.999044	26.81%	2,259,008	2003
	12.335838	11.039054	-10.51%	2,311,138	2002
	14.247834	12.335838	-13.42%	2,503,762	2001
	15.457984	14.247834	-7.83%	2,281,488	2000
	12.602507	15.457984	22.66%	996,867	1999
	10.000000	12.602507	26.03%	12,050	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.383035	13.500848	43.89%	97,775	2007
	10.000000	9.383035	-6.17%	35,409	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.968073	18.002932	0.19%	1,437,224	2007
	15.144659	17.968073	18.64%	1,839,844	2006
	14.493567	15.144659	4.49%	2,159,695	2005
	13.170455	14.493567	10.05%	2,373,559	2004
	10.236736	13.170455	28.66%	2,382,653	2003
	12.483021	10.236736	-17.99%	2,311,460	2002
	13.313013	12.483021	-6.23%	1,916,093	2001
	12.440601	13.313013	7.01%	1,200,222	2000
	11.850451	12.440601	4.98%	555,212	1999
	10.000000	11.850451	18.50%	2,107	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.519576	11.291189	7.34%	140	2007
	10.000000	10.519576	5.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.539579	11.471058	8.84%	14,056	2007
	10.000000	10.539579	5.40%	21,095	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.559747	11.601646	9.87%	6,248	2007
	10.000000	10.559747	5.60%	8,232	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.346265	12.576778	21.56%	204,953	2007
	9.944414	10.346265	4.04%	252,748	2006
	9.245533	9.944414	7.56%	319,648	2005
	8.740750	9.245533	5.78%	376,015	2004
	6.823011	8.740750	28.11%	421,183	2003
	8.844341	6.823011	-22.85%	500,860	2002
	10.463173	8.844341	-15.47%	553,584	2001
	12.785954	10.463173	-18.17%	575,763	2000
	12.421717	12.785954	2.93%	360,972	1999
	10.000000	12.421717	24.22%	2,338	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.813873	16.060924	25.34%	1,193,533	2007
	12.151083	12.813873	5.45%	1,588,926	2006
	11.638000	12.151083	4.41%	2,050,302	2005
	11.407069	11.638000	2.02%	2,383,000	2004
	8.695091	11.407069	31.19%	2,670,355	2003
	12.608518	8.695091	-31.04%	2,913,435	2002
	15.512519	12.608518	-18.72%	3,369,434	2001
	17.653733	15.512519	-12.13%	3,238,186	2000
	13.015101	17.653733	35.64%	1,168,997	1999
	10.000000	13.015101	30.15%	10,429	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.405362	11.567096	1.42%	357,797	2007
	10.382924	11.405362	9.85%	516,097	2006
	10.250064	10.382924	1.30%	620,605	2005
	9.477262	10.250064	8.15%	686,997	2004
	7.554754	9.477262	25.45%	801,310	2003
	7.379494	7.554754	2.37%	900,292	2002
	8.478210	7.379494	-12.96%	740,039	2001
	11.087928	8.478210	-23.54%	575,925	2000
	10.384114	11.087928	6.78%	263,938	1999
	10.000000	10.384114	3.84%	2,129	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.857668	11.178437	2.95%	181,444	2007
	10.536126	10.857668	3.05%	200,680	2006
	10.446445	10.536126	0.86%	183,441	2005
	10.135570	10.446445	3.07%	87,919	2004
	10.000000	10.135570	1.36%	26,428	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.863182	11.253265	14.09%	171,119	2007
	10.000000	9.863182	-1.37%	109,428	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	16.896770	19.565247	15.79%	176,647	2007
	14.499246	16.896770	16.54%	213,211	2006
	12.334722	14.499246	17.55%	256,478	2005
	11.000744	12.334722	12.13%	286,186	2004
	7.775040	11.000744	41.49%	335,111	2003
	9.879361	7.775040	-21.30%	379,343	2002
	12.702222	9.879361	-22.22%	472,493	2001
	15.900927	12.702222	-20.12%	444,778	2000
	11.296846	15.900927	40.76%	150,438	1999
	10.000000	11.296846	12.97%	2,193	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.809880	19.467718	15.81%	194,769	2007
	14.424335	16.809880	16.54%	270,660	2006
	12.275838	14.424335	17.50%	281,955	2005
	10.947388	12.275838	12.13%	256,490	2004
	7.734738	10.947388	41.54%	157,069	2003
	10.000000	7.734738	-22.65%	99,913	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.214228	15.872344	4.33%	80,446	2007
	13.252038	15.214228	14.81%	109,445	2006
	13.078442	13.252038	1.33%	130,578	2005
	11.612918	13.078442	12.62%	135,348	2004
	7.448995	11.612918	55.90%	142,757	2003
	10.000000	7.448995	-25.51%	46,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.126930	11.405666	2.51%	73,123	2007
	10.000000	11.126930	11.27%	81,746	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.164026	9.802409	-3.56%	70,238	2007
	10.000000	10.164026	1.64%	72,549	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.676971	13.575240	27.15%	28,352	2007
	10.000000	10.676971	6.77%	17,618	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.865204	12.392141	14.05%	27,934	2007
	10.000000	10.865204	8.65%	32,823	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.456863	11.470459	9.69%	42,693	2007
	10.000000	10.456863	4.57%	25,748	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.192075	14.364858	1.22%	91,333	2007
	12.293683	14.192075	15.44%	121,288	2006
	11.393010	12.293683	7.91%	151,600	2005
	10.000000	11.393010	13.93%	57,681	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.673028	11.707458	34.99%	983,875	2007
	8.044709	8.673028	7.81%	1,363,013	2006
	7.233815	8.044709	11.21%	1,554,991	2005
	6.206483	7.233815	16.55%	1,816,328	2004
	5.224689	6.206483	18.79%	2,179,617	2003
	6.290120	5.224689	-16.94%	2,562,268	2002
	8.145127	6.290120	-22.77%	3,001,802	2001
	10.000000	8.145127	-18.55%	2,801,845	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.971844	4.775364	20.23%	399,755	2007
	3.728118	3.971844	6.54%	590,047	2006
	3.382577	3.728118	10.22%	675,449	2005
	3.404379	3.382577	-0.64%	846,091	2004
	2.352398	3.404379	44.72%	1,082,245	2003
	4.030994	2.352398	-41.64%	1,297,660	2002
	6.509446	4.030994	-38.07%	2,142,738	2001
	10.000000	6.509446	-34.91%	2,037,720	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.058365	14.504483	20.29%	25,582	2007
	11.306670	12.058365	6.65%	27,522	2006
	10.279283	11.306670	9.99%	35,563	2005
	10.317923	10.279283	-0.37%	35,540	2004
	7.097740	10.317923	45.37%	62,167	2003
	10.000000	7.097740	-29.02%	26,783	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.986055	17.810211	4.85%	3,421	2007
	15.520392	16.986055	9.44%	954	2006
	14.162874	15.520392	9.59%	2,381	2005
	12.203564	14.162874	16.06%	1,266	2004
	10.000000	12.203564	22.04%	222	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.363752	16.901767	26.47%	582,942	2007
	9.224320	13.363752	44.88%	809,501	2006
	7.075935	9.224320	30.36%	923,768	2005
	6.034263	7.075935	17.26%	1,116,043	2004
	4.539769	6.034263	32.92%	1,346,164	2003
	6.189198	4.539769	-26.65%	1,629,083	2002
	8.181886	6.189198	-24.35%	2,035,249	2001
	10.000000	8.181886	-18.18%	1,896,028	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.831314	28.888141	26.53%	212,166	2007
	15.752110	22.831314	44.94%	256,414	2006
	12.076286	15.752110	30.44%	260,871	2005
	10.296399	12.076286	17.29%	188,451	2004
	7.745526	10.296399	32.93%	173,256	2003
	10.000000	7.745526	-22.54%	161,911	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.294293	10.655363	3.51%	204,210	2007
	9.998849	10.294293	2.95%	224,731	2006
	9.975981	9.998849	0.23%	228,703	2005
	10.019076	9.975981	-0.43%	142,630	2004
	10.000000	10.019076	0.19%	35,424	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.072036	11.769084	6.30%	61,584	2007
	10.000000	11.072036	10.72%	36,299	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	9.739699	9.671730	-0.70%	992	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.646698	18.721786	6.09%	159,976	2007
	15.753152	17.646698	12.02%	218,411	2006
	14.709611	15.753152	7.09%	272,659	2005
	12.855226	14.709611	14.43%	279,874	2004
	9.874844	12.855226	30.18%	316,225	2003
	13.589004	9.874844	-27.33%	354,304	2002
	13.965623	13.589004	-2.70%	287,550	2001
	13.976229	13.965623	-0.08%	190,158	2000
	12.307946	13.976229	13.55%	141,287	1999
	10.000000	12.307946	23.08%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.365443	10.569437	1.97%	7,244	2007
	10.000000	10.365443	3.65%	27,841	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.332606	22.191672	21.05%	325,188	2007
	16.177503	18.332606	13.32%	456,963	2006
	14.395278	16.177503	12.38%	561,374	2005
	12.527159	14.395278	14.91%	635,536	2004
	9.900112	12.527159	26.54%	701,600	2003
	14.181298	9.900112	-30.19%	734,908	2002
	19.049729	14.181298	-25.56%	821,724	2001
	20.834304	19.049729	-8.57%	720,898	2000
	13.702754	20.834304	52.04%	183,595	1999
	10.000000	13.702754	37.03%	1,744	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.217005	19.677400	8.02%	236,432	2007
	16.426857	18.217005	10.90%	288,826	2006
	14.084147	16.426857	16.63%	349,202	2005
	11.981613	14.084147	17.55%	311,140	2004
	8.977079	11.981613	33.47%	293,076	2003
	11.978104	8.977079	-25.05%	291,866	2002
	12.477284	11.978104	-4.00%	281,431	2001
	12.539993	12.477284	-0.50%	231,429	2000
	11.821068	12.539993	6.08%	127,887	1999
	10.000000	11.821068	18.21%	2,787	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.186883	10.371273	1.81%	9,031	2007
	10.000000	10.186883	1.87%	3,203	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.394228	14.240089	6.32%	20,871	2007
	11.922729	13.394228	12.34%	23,836	2006
	11.292761	11.922729	5.58%	9,834	2005
	10.000000	11.292761	12.93%	3,286	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.472825	10.981885	4.86%	175,074	2007
	10.000000	10.472825	4.73%	222,865	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.454871	10.636755	1.74%	103,946	2007
	10.000000	10.454871	4.55%	67,394	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.755666	12.152287	12.98%	104,588	2007
	10.000000	10.755666	7.56%	63,622	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.281776	11.366340	10.55%	144,248	2007
	10.000000	10.281776	2.82%	124,053	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.880516	15.161801	1.89%	109,579	2007
	13.616913	14.880516	9.28%	162,591	2006
	13.461410	13.616913	1.16%	214,386	2005
	12.375393	13.461410	8.78%	297,880	2004
	10.244088	12.375393	20.81%	309,502	2003
	10.044539	10.244088	1.99%	271,035	2002
	9.755865	10.044539	2.96%	169,138	2001
	10.764664	9.755865	-9.37%	163,738	2000
	10.558563	10.764664	1.95%	41,627	1999
	10.000000	10.558563	5.59%	1,154	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.426670	11.646442	1.92%	67,617	2007
	10.456788	11.426670	9.28%	67,241	2006
	10.000000	10.456788	4.57%	34,947	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.500696	33.799667	43.82%	1,798	2007
	17.397252	23.500696	35.08%	1,798	2006
	13.275190	17.397252	31.05%	1,798	2005
	11.128016	13.275190	19.30%	2,332	2004
	6.815122	11.128016	63.28%	4,608	2003
	8.137235	6.815122	-16.25%	5,198	2002
	8.686950	8.137235	-6.33%	8,068	2001
	10.000000	8.686950	-13.13%	1,652	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.885813	37.222183	43.79%	159,966	2007
	19.173227	25.885813	35.01%	159,025	2006
	14.628417	19.173227	31.07%	142,607	2005
	12.261030	14.628417	19.31%	115,140	2004
	7.511024	12.261030	63.24%	38,972	2003
	10.000000	7.511024	-24.89%	14,206	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.882273	21.269154	18.94%	32,761	2007
	13.153905	17.882273	35.95%	41,997	2006
	12.503205	13.153905	5.20%	37,439	2005
	9.738560	12.503205	28.39%	46,111	2004
	7.938080	9.738560	22.68%	13,732	2003
	10.000000	7.938080	-20.62%	8,309	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.455693	15.645882	25.61%	2,400	2007
	9.481057	12.455693	31.37%	2,457	2006
	7.369528	9.481057	28.65%	2,623	2005
	6.531881	7.369528	12.82%	3,172	2004
	4.874649	6.531881	34.00%	3,621	2003
	6.500996	4.874649	-25.02%	7,764	2002
	9.222891	6.500996	-29.51%	11,970	2001
	10.000000	9.222891	-7.77%	820	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.837629	24.919078	25.62%	97,926	2007
	15.101683	19.837629	31.36%	103,117	2006
	11.741561	15.101683	28.62%	68,773	2005
	10.392529	11.741561	12.98%	18,535	2004
	7.772433	10.392529	33.71%	13,214	2003
	10.000000	7.772433	-22.28%	13,181	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.463710	19.501770	18.45%	45,203	2007
	13.237138	16.463710	24.38%	59,595	2006
	11.226453	13.237138	17.91%	76,145	2005
	9.823812	11.226453	14.28%	83,138	2004
	7.307866	9.823812	34.43%	93,000	2003
	9.913802	7.307866	-26.29%	110,732	2002
	12.359900	9.913802	-19.79%	124,511	2001
	14.267173	12.359900	-13.37%	127,914	2000
	11.747364	14.267173	21.45%	75,630	1999
	10.000000	11.747364	17.47%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.739391	26.944986	18.49%	15,036	2007
	18.293047	22.739391	24.31%	7,190	2006
	15.514347	18.293047	17.91%	11,612	2005
	13.575979	15.514347	14.28%	4,385	2004
	10.000000	13.575979	35.76%	3,988	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.279792	12.692766	3.36%	249,778	2007
	11.072291	12.279792	10.91%	312,597	2006
	10.928545	11.072291	1.32%	359,652	2005
	10.195536	10.928545	7.19%	407,791	2004
	8.714584	10.195536	16.99%	457,057	2003
	10.059016	8.714584	-13.37%	446,142	2002
	10.570325	10.059016	-4.84%	307,827	2001
	10.735723	10.570325	-1.54%	189,272	2000
	10.772545	10.735723	-0.34%	54,933	1999
	10.000000	10.772545	7.73%	842	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.268006	18.822004	-2.31%	9,193	2007
	16.205685	19.268006	18.90%	11,998	2006
	14.753814	16.205685	9.84%	66,945	2005
	12.328333	14.753814	19.67%	21,757	2004
	8.820856	12.328333	39.76%	12,713	2003
	10.000000	8.820856	-11.79%	7,158	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.583305	14.380053	5.87%	977,193	2007
	13.303332	13.583305	2.10%	1,211,613	2006
	13.038934	13.303332	2.03%	1,411,611	2005
	12.780385	13.038934	2.02%	1,576,914	2004
	12.681945	12.780385	0.78%	1,938,662	2003
	11.565612	12.681945	9.65%	2,352,258	2002
	10.914977	11.565612	5.96%	1,454,681	2001
	9.816007	10.914977	11.20%	726,176	2000
	10.174058	9.816007	-3.52%	293,407	1999
	10.000000	10.174058	1.74%	1,172	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.168076	8.465669	18.10%	155,405	2007
	6.833425	7.168076	4.90%	222,847	2006
	6.494037	6.833425	5.23%	285,475	2005
	6.077202	6.494037	6.86%	316,784	2004
	4.633836	6.077202	31.15%	415,903	2003
	6.580071	4.633836	-29.58%	471,904	2002
	9.268169	6.580071	-29.00%	545,874	2001
	12.767993	9.268169	-27.41%	615,832	2000
	12.392954	12.767993	3.03%	437,518	1999
	10.000000	12.392954	23.93%	2,724	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.219210	14.787200	11.86%	37,708	2007
	13.027297	13.219210	1.47%	44,212	2006
	12.160698	13.027297	7.13%	50,604	2005
	11.413172	12.160698	6.55%	46,615	2004
	8.445947	11.413172	35.13%	32,046	2003
	10.000000	8.445947	-15.54%	7,965	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.875421	11.752968	8.07%	14,112	2007
	10.000000	10.875421	8.75%	1,159	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.728967	12.211001	4.11%	351,472	2007
	11.181789	11.728967	4.89%	780,178	2006
	10.954966	11.181789	2.07%	692,555	2005
	10.595099	10.954966	3.40%	403,154	2004
	9.938018	10.595099	6.61%	466,014	2003
	10.000000	9.938018	-0.62%	280,885	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.540694	13.115336	4.58%	266,197	2007
	11.706575	12.540694	7.13%	310,819	2006
	11.339678	11.706575	3.24%	363,716	2005
	10.710627	11.339678	5.87%	381,711	2004
	9.534557	10.710627	12.33%	327,655	2003
	10.000000	9.534557	-4.65%	183,916	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.285144	13.867663	4.38%	896,178	2007
	12.075166	13.285144	10.02%	916,915	2006
	11.601416	12.075166	4.08%	1,021,060	2005
	10.720050	11.601416	8.22%	1,003,875	2004
	9.037949	10.720050	18.61%	802,953	2003
	10.000000	9.037949	-9.62%	476,570	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.251945	14.945964	4.87%	358,193	2007
	12.593401	14.251945	13.17%	434,458	2006
	11.904051	12.593401	5.79%	449,756	2005
	10.748772	11.904051	10.75%	396,946	2004
	8.590418	10.748772	25.13%	253,401	2003
	10.000000	8.590418	-14.10%	102,280	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.889933	15.586769	4.68%	131,376	2007
	12.895102	14.889933	15.47%	134,705	2006
	12.092189	12.895102	6.64%	132,253	2005
	10.733522	12.092189	12.66%	118,079	2004
	8.238400	10.733522	30.29%	115,070	2003
	10.000000	8.238400	-17.62%	71,260	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.139679	16.305348	7.70%	164,430	2007
	13.941758	15.139679	8.59%	233,230	2006
	12.857985	13.941758	8.43%	255,342	2005
	11.283480	12.857985	13.95%	283,720	2004
	8.149536	11.283480	38.46%	325,363	2003
	13.096398	8.149536	-37.77%	355,444	2002
	19.022019	13.096398	-31.15%	434,734	2001
	22.750997	19.022019	-16.39%	391,137	2000
	12.463581	22.750997	82.54%	139,347	1999
	10.000000	12.463581	24.64%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.880577	26.438587	6.26%	278,980	2007
	22.915733	24.880577	8.57%	382,387	2006
	20.689986	22.915733	10.76%	456,911	2005
	18.094597	20.689986	14.34%	515,715	2004
	13.601153	18.094597	33.04%	446,765	2003
	16.253946	13.601153	-16.32%	451,039	2002
	16.670157	16.253946	-2.50%	282,466	2001
	14.644558	16.670157	13.83%	178,076	2000
	12.257790	14.644558	19.47%	18,380	1999
	10.000000	12.257790	22.58%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.668105	12.079795	3.53%	2,217,238	2007
	11.297619	11.668105	3.28%	1,862,285	2006
	11.137309	11.297619	1.44%	1,864,796	2005
	11.181852	11.137309	-0.40%	1,885,578	2004
	11.247296	11.181852	-0.58%	2,649,818	2003
	11.247642	11.247296	0.00%	3,603,141	2002
	10.989031	11.247642	2.35%	3,319,525	2001
	10.489614	10.989031	4.76%	2,526,306	2000
	10.126097	10.489614	3.59%	992,465	1999
	10.000000	10.126097	1.26%	48,756	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.016277	22.388260	1.69%	98,293	2007
	18.153613	22.016277	21.28%	136,010	2006
	16.397022	18.153613	10.71%	129,773	2005
	13.800078	16.397022	18.82%	133,586	2004
	10.000000	13.800078	38.00%	20,475	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.832320	17.166371	8.43%	140,659	2007
	15.526190	15.832320	1.97%	184,265	2006
	14.537994	15.526190	6.80%	220,357	2005
	12.973972	14.537994	12.06%	241,501	2004
	9.780139	12.973972	32.66%	264,793	2003
	14.838618	9.780139	-34.09%	261,220	2002
	16.846010	14.838618	-11.92%	242,911	2001
	20.338511	16.846010	17.17%	181,557	2000
	10.000000	20.338511	103.39%	31,219	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.763890	31.056789	-8.02%	278,738	2007
	29.134444	33.763890	15.89%	355,659	2006
	28.608182	29.134444	1.84%	440,712	2005
	24.685368	28.608182	15.89%	509,345	2004
	15.928613	24.685368	54.98%	508,152	2003
	22.134881	15.928613	-28.04%	530,805	2002
	17.466310	22.134881	26.73%	433,738	2001
	15.896867	17.466310	9.87%	164,209	2000
	12.586199	15.896867	26.30%	72,346	1999
	10.000000	12.586199	25.86%	1,878	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.876127	28.126986	0.90%	297,116	2007
	25.182239	27.876127	10.70%	392,822	2006
	22.692159	25.182239	10.97%	501,601	2005
	19.296948	22.692159	17.59%	543,249	2004
	13.850506	19.296948	39.32%	548,766	2003
	16.957444	13.850506	-18.32%	551,748	2002
	18.398225	16.957444	-7.83%	420,417	2001
	17.099098	18.398225	7.60%	341,249	2000
	12.016781	17.099098	42.29%	80,387	1999
	10.000000	12.016781	20.17%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.164409	15.138387	6.88%	348,595	2007
	12.616582	14.164409	12.27%	432,680	2006
	11.884933	12.616582	6.16%	562,517	2005
	10.960481	11.884933	8.43%	674,188	2004
	8.699902	10.960481	25.98%	771,491	2003
	10.654646	8.699902	-18.35%	844,990	2002
	12.230458	10.654646	-12.88%	823,212	2001
	12.646339	12.230458	-3.29%	966,710	2000
	11.968910	12.646339	5.66%	269,704	1999
	10.000000	11.968910	19.69%	2,349	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.632451	18.330940	10.21%	14,479	2007
	14.496573	16.632451	14.73%	28,504	2006
	13.302006	14.496573	8.98%	23,229	2005
	11.335649	13.302006	17.35%	17,350	2004
	9.135134	11.335649	24.09%	20,469	2003
	10.000000	9.135134	-8.65%	33,603	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.275240	3.885913	18.65%	31,576	2007
	2.981873	3.275240	9.84%	37,041	2006
	3.033668	2.981873	-1.71%	38,812	2005
	2.943564	3.033668	3.06%	43,327	2004
	1.919236	2.943564	53.37%	44,866	2003
	3.395066	1.919236	-43.47%	55,769	2002
	6.000048	3.395066	-43.42%	212,742	2001
	10.000000	6.000048	-40.00%	37,213	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.153858	14.431008	18.74%	25,729	2007
	11.073816	12.153858	9.75%	21,743	2006
	11.265699	11.073816	-1.70%	25,474	2005
	10.934690	11.265699	3.03%	31,338	2004
	7.131516	10.934690	53.33%	37,544	2003
	10.000000	7.131516	-28.68%	17,202	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.667394	16.531407	20.96%	54,181	2007
	13.872852	13.667394	-1.48%	61,006	2006
	12.537575	13.872852	10.65%	70,225	2005
	11.285270	12.537575	11.10%	60,220	2004
	7.495072	11.285270	50.57%	89,473	2003
	10.000000	7.495072	-25.05%	18,268	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.074146	13.596107	-3.40%	330,907	2007
	12.289836	14.074146	14.52%	480,312	2006
	11.931935	12.289836	3.00%	603,264	2005
	10.278230	11.931935	16.09%	553,511	2004
	7.914998	10.278230	29.86%	427,420	2003
	10.702140	7.914998	-26.04%	281,970	2002
	12.331560	10.702140	-13.21%	224,578	2001
	13.963829	12.331560	-11.69%	187,275	2000
	11.927845	13.963829	17.07%	39,186	1999
	10.000000	11.927845	19.28%	1,552	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.585737	15.076201	3.36%	320,691	2007
	14.081135	14.585737	3.58%	399,081	2006
	13.947624	14.081135	0.96%	485,333	2005
	13.251194	13.947624	5.26%	416,983	2004
	11.962673	13.251194	10.77%	454,110	2003
	11.293959	11.962673	5.92%	536,284	2002
	10.972282	11.293959	2.93%	290,144	2001
	10.510552	10.972282	4.39%	164,790	2000
	10.475252	10.510552	0.34%	45,312	1999
	10.000000	10.475252	4.75%	1,706	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.623801	18.747026	12.77%	696,859	2007
	15.586311	16.623801	6.66%	912,228	2006
	15.009784	15.586311	3.84%	1,168,120	2005
	14.206657	15.009784	5.65%	1,362,727	2004
	10.981083	14.206657	29.37%	1,456,927	2003
	15.196200	10.981083	-27.74%	1,522,830	2002
	17.594890	15.196200	-13.63%	1,450,232	2001
	17.848621	17.594890	-1.42%	1,053,477	2000
	12.752843	17.848621	39.96%	276,633	1999
	10.000000	12.752843	27.53%	2,543	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.026248	23.139603	5.05%	239,753	2007
	18.942389	22.026248	16.28%	299,773	2006
	16.767687	18.942389	12.97%	357,137	2005
	14.238187	16.767687	17.77%	349,619	2004
	10.000000	14.238187	42.38%	143,315	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.907967	14.608429	5.04%	424,060	2007
	11.960386	13.907967	16.28%	518,187	2006
	10.590024	11.960386	12.94%	588,116	2005
	8.994884	10.590024	17.73%	671,243	2004
	6.365520	8.994884	41.31%	752,007	2003
	8.274485	6.365520	-23.07%	956,122	2002
	9.521827	8.274485	-13.10%	604,206	2001
	10.000000	9.521827	-4.78%	175,518	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.523389	10.385859	-1.31%	432	2007
	10.000000	10.523389	5.23%	12,095	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.107682	15.585693	3.16%	830,932	2007
	13.293323	15.107682	13.65%	1,078,556	2006
	12.695602	13.293323	4.71%	1,284,489	2005
	11.739303	12.695602	8.15%	1,419,909	2004
	9.376475	11.739303	25.20%	1,603,607	2003
	11.687410	9.376475	-19.77%	1,679,637	2002
	13.168121	11.687410	-11.24%	1,640,884	2001
	14.609212	13.168121	-9.86%	1,275,868	2000
	12.149185	14.609212	20.25%	370,716	1999
	10.000000	12.149185	21.49%	2,736	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.014381	9.773861	-2.40%	30,057	2007
	10.000000	10.014381	0.14%	32,150	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.559762	17.395944	5.05%	292,704	2007
	16.279198	16.559762	1.72%	417,888	2006
	14.668150	16.279198	10.98%	524,728	2005
	12.394931	14.668150	18.34%	594,200	2004
	9.989064	12.394931	24.09%	645,765	2003
	14.001802	9.989064	-28.66%	750,244	2002
	20.620784	14.001802	-32.10%	909,302	2001
	23.512658	20.620784	-12.30%	886,753	2000
	12.961315	23.512658	81.41%	147,653	1999
	10.000000	12.961315	29.61%	1,383	1998*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.557976	11.733290	11.13%	28,067	2007
	10.000000	10.557976	5.58%	7,048	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.005533	11.202172	1.79%	38,353	2007
	10.000000	11.005533	10.06%	36,625	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.259198	10.665272	3.96%	12,624	2007
	10.000000	10.259198	2.59%	6,747	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.416914	10.852448	4.18%	27,916	2007
	10.000000	10.416914	4.17%	25,015	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.400371	33.047924	5.25%	30,547	2007
	28.681058	31.400371	9.48%	42,560	2006
	25.860301	28.681058	10.91%	50,760	2005
	23.781464	25.860301	8.74%	57,104	2004
	18.824701	23.781464	26.33%	88,558	2003
	17.444590	18.824701	7.91%	124,296	2002
	16.037786	17.444590	8.77%	51,166	2001
	14.572201	16.037786	10.06%	50,072	2000
	11.400149	14.572201	27.82%	32,668	1999
	10.000000	11.400149	14.00%	593	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.640454	10.471043	21.19%	345,355	2007
	8.002873	8.640454	7.97%	393,747	2006
	6.889420	8.002873	16.16%	454,487	2005
	5.734597	6.889420	20.14%	466,995	2004
	4.094230	5.734597	40.07%	466,170	2003
	6.019598	4.094230	-31.98%	482,922	2002
	8.620055	6.019598	-30.17%	500,028	2001
	10.000000	8.620055	-13.80%	158,997	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	39.857439	32.654467	-18.07%	174,236	2007
	29.222137	39.857439	36.39%	239,695	2006
	25.267437	29.222137	15.65%	273,571	2005
	18.750068	25.267437	34.76%	306,365	2004
	13.800701	18.750068	35.86%	300,785	2003
	14.079160	13.800701	-1.98%	333,207	2002
	12.974262	14.079160	8.52%	208,985	2001
	12.479280	12.974262	3.97%	155,239	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.680384	30.824302	35.91%	55,049	2007
	16.451145	22.680384	37.87%	70,774	2006
	12.626866	16.451145	30.29%	57,178	2005
	10.000000	12.626866	26.27%	15,293	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.595964	59.271173	35.96%	29,643	2007
	31.631833	43.595964	37.82%	56,740	2006
	24.254218	31.631833	30.42%	74,687	2005
	19.499977	24.254218	24.38%	83,036	2004
	12.800242	19.499977	52.34%	93,751	2003
	13.343009	12.800242	-4.07%	97,789	2002
	13.755231	13.343009	-3.00%	109,182	2001
	23.947713	13.755231	-42.56%	124,085	2000
	12.101814	23.947713	97.89%	51,918	1999
	10.000000	12.101814	21.02%	1,018	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	23.011470	33.038793	43.58%	60,923	2007
	18.701377	23.011470	23.05%	73,855	2006
	12.483933	18.701377	49.80%	105,943	2005
	10.000000	12.483933	24.84%	31,745	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.274579	54.963626	43.60%	18,502	2007
	31.116907	38.274579	23.00%	20,826	2006
	20.764275	31.116907	49.86%	24,667	2005
	16.917457	20.764275	22.74%	34,101	2004
	11.826254	16.917457	43.05%	107,171	2003
	12.319065	11.826254	-4.00%	37,085	2002
	13.923943	12.319065	-11.53%	37,974	2001
	12.649846	13.923943	10.07%	29,361	2000
	10.581149	12.649846	19.55%	28,359	1999
	10.000000	10.581149	5.81%	0	1998*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.844957	13.952914	8.63%	115,500	2007
	11.435987	12.844957	12.32%	162,886	2006
	10.643577	11.435987	7.44%	215,478	2005
	9.823331	10.643577	8.35%	252,733	2004
	7.366518	9.823331	33.35%	320,146	2003
	9.739393	7.366518	-24.36%	365,417	2002
	9.827143	9.739393	-0.89%	460,231	2001
	10.060160	9.827143	-2.32%	499,777	2000
	10.000000	10.060160	0.60%	288,815	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.593862	13.267242	5.35%	680,045	2007
	11.358519	12.593862	10.88%	797,480	2006
	10.655882	11.358519	6.59%	994,364	2005
	9.123015	10.655882	16.80%	1,151,609	2004
	6.739605	9.123015	35.36%	1,226,689	2003
	9.321492	6.739605	-27.70%	1,298,523	2002
	9.798273	9.321492	-4.87%	839,984	2001
	10.000000	9.788273	-2.02%	180,575	2000*

Optional Benefits Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.553215	13.565396	0.09%	621	2007
	12.151727	13.553215	11.53%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.141679	13.395769	10.33%	0	2007
	11.592668	12.141679	4.74%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.628656	15.968485	9.16%	541	2007
	12.741948	14.628656	14.81%	967	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.689047	15.481418	-1.32%	65,411	2007
	13.568544	15.689047	15.63%	78,370	2006
	13.131678	13.568544	3.33%	95,728	2005
	11.768787	13.131678	11.58%	119,606	2004
	9.213262	11.768787	27.74%	144,452	2003
	11.571520	9.213262	-20.38%	143,470	2002
	12.787029	11.571520	-9.51%	173,893	2001
	14.485724	12.787029	-11.73%	186,250	2000
	12.429254	14.485724	16.55%	107,315	1999
	10.000000	12.429254	24.29%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	15.372314	17.920014	16.57%	49,729	2007
	12.450501	15.372314	23.47%	58,812	2006
	11.132159	12.450501	11.84%	64,677	2005
	9.809129	11.132159	13.49%	71,987	2004
	7.977821	9.809129	22.95%	80,925	2003
	10.145818	7.977821	-21.37%	93,312	2002
	14.507647	10.145818	-30.07%	146,900	2001
	17.662250	14.507647	-17.86%	157,209	2000
	10.902825	17.662250	62.00%	55,070	1999
	10.000000	10.902825	9.03%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.505969	18.075824	16.57%	7,275	2007
	12.558756	15.505969	23.47%	15,687	2006
	11.244214	12.558756	11.69%	5,703	2005
	9.894401	11.244214	13.64%	3,318	2004
	8.047171	9.894401	22.96%	9,381	2003
	10.000000	8.047171	-19.53%	9,916	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.060864	10.670055	-3.53%	6,376	2007
	10.000000	11.060864	10.61%	5,108	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.354924	12.373694	19.50%	2,823	2007
	10.840776	10.354924	-4.48%	2,823	2006
	10.744913	10.840776	0.89%	4,057	2005
	9.831340	10.744913	9.29%	2,152	2004
	7.971013	9.831340	23.34%	2,956	2003
	10.000000	7.971013	-20.29%	1,164	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	22.059989	20.663458	-6.33%	64,506	2007
	18.826617	22.059989	17.17%	80,701	2006
	18.150582	18.826617	3.72%	106,042	2005
	16.076066	18.150582	12.90%	123,255	2004
	12.623723	16.076066	27.35%	122,435	2003
	14.630021	12.623723	-13.71%	150,637	2002
	13.132406	14.630021	11.40%	154,831	2001
	11.255628	13.132406	16.67%	72,845	2000
	11.495807	11.255628	-2.09%	37,814	1999
	10.000000	11.495807	14.96%	322	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.546844	13.176237	38.02%	1,481	2007
	10.000000	9.546844	-4.53%	367	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.763004	11.636753	8.12%	12,276	2007
	10.728572	10.763004	0.32%	16,962	2006
	10.696844	10.728572	0.30%	14,463	2005
	10.237378	10.696844	4.49%	1,023	2004
	10.000000	10.237378	2.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.431424	15.582945	-5.16%	0	2007
	14.698046	16.431424	11.79%	0	2006
	12.814703	14.698046	14.70%	0	2005
	10.998332	12.814703	16.51%	0	2004
	7.542705	10.998332	45.81%	0	2003
	11.600830	7.542705	-34.98%	0	2002
	16.463131	11.600830	-29.53%	0	2001
	20.565582	16.463131	-19.95%	2,329	2000
	12.737475	20.565582	61.46%	3,581	1999
	10.000000	12.737475	27.37%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	14.710561	16.936421	15.13%	5,664	2007
	12.554399	14.710561	17.17%	5,664	2006
	10.825062	12.554399	15.98%	6,393	2005
	9.553616	10.825062	13.31%	6,393	2004
	7.269038	9.553616	31.43%	7,350	2003
	9.190492	7.269038	-20.91%	7,350	2002
	11.975093	9.190492	-23.25%	9,895	2001
	16.363554	11.975093	-26.82%	11,591	2000
	10.799816	16.363554	51.52%	25,347	1999
	10.000000	10.799816	8.00%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.076505	17.163079	0.51%	7,896	2007
	14.488491	17.076505	17.86%	9,554	2006
	13.566563	14.488491	6.80%	8,950	2005
	12.338645	13.566563	9.95%	9,390	2004
	9.982657	12.338645	23.60%	16,413	2003
	13.145064	9.982657	-24.06%	15,541	2002
	13.187744	13.145064	-0.32%	12,920	2001
	12.261224	13.187744	7.56%	6,235	2000
	11.686779	12.261224	4.92%	4,765	1999
	10.000000	11.686779	16.87%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.912520	14.628661	-1.90%	14,755	2007
	13.198697	14.912520	12.98%	11,123	2006
	12.463747	13.198697	5.90%	11,515	2005
	10.355238	12.463747	20.36%	9.435	2004
	7.610820	10.355238	36.06%	3,848	2003
	10.000000	7.610820	-23.89%	13,112	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.121665	11.836884	6.43%	22,413	2007
	10.313177	11.121665	7.84%	26,259	2006
	10.078937	10.313177	2.32%	32,935	2005
	9.609681	10.078937	4.88%	38,053	2004
	7.722981	9.609681	24.43%	46,607	2003
	11.006915	7.722981	-29.84%	49,970	2002
	14.397461	11.006915	-23.55%	68,964	2001
	16.386683	14.397461	-12.41%	79,534	2000
	12.756741	16.386683	28.46%	39,599	1999
	10.000000	12.756741	27.57%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.324729	14.888051	3.93%	148,818	2007
	12.559128	14.324729	14.06%	150,898	2006
	12.147726	12.559128	3.39%	173,919	2005
	11.118412	12.147726	9.26%	207,634	2004
	8.771190	11.118412	26.76%	287,629	2003
	11.440825	8.771190	-23.33%	305,013	2002
	13.193664	11.440825	-13.29%	361,950	2001
	14.726559	13.193664	-10.41%	394,255	2000
	12.365124	14.726559	19.10%	247,877	1999
	10.000000	12.365124	23.65%	1,686	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.285838	15.112442	5.79%	32,612	2007
	12.419725	14.285838	15.03%	40,512	2006
	12.049000	12.419725	3.08%	45,964	2005
	11.615394	12.049000	3.73%	56,341	2004
	9.707308	11.615394	19.66%	68,672	2003
	11.803122	9.707308	-17.76%	78,723	2002
	13.180436	11.803122	-10.45%	99,575	2001
	13.433832	13.180436	-1.89%	99,565	2000
	12.205549	13.433832	10.06%	44,194	1999
	10.000000	12.205549	22.06%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.308929	10.028201	-2.72%	0	2007
	10.000000	10.308929	3.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.371467	13.914256	4.06%	25,690	2007
	13.000205	13.371467	2.86%	37,855	2006
	12.995693	13.000205	0.03%	49,365	2005
	12.700446	12.995693	2.32%	62,060	2004
	12.290233	12.700446	3.34%	75,249	2003
	11.386105	12.290233	7.94%	109,250	2002
	10.675429	11.386105	6.66%	105,157	2001
	9.787093	10.675429	9.08%	50,314	2000
	10.000000	9.787093	-2.13%	847	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	20.220546	23.462203	16.03%	142,827	2007
	18.349198	20.220546	10.20%	153,592	2006
	15.901687	18.349198	15.39%	192,055	2005
	13.961332	15.901687	13.90%	189,445	2004
	11.014882	13.961332	26.75%	207,483	2003
	12.315058	11.014882	-10.56%	213,161	2002
	14.231074	12.315058	-13.46%	277,474	2001
	15.447579	14.231074	-7.88%	274,120	2000
	12.600399	15.447579	22.60%	127,599	1999
	10.000000	12.600399	26.00%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ	9.379869	13.489422	43.81%	4,632	2007
	10.000000	9.379869	-6.20%	1,418	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q	15.434380	22.196567	43.81%	2,056	2007
	13.402323	15.434380	15.16%	1,804	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.892525	17.918117	0.14%	125,947	2007
	15.088589	17.892525	18.58%	179,029	2006
	14.447194	15.088589	4.44%	230,925	2005
	13.134952	14.447194	9.99%	255,994	2004
	10.214304	13.134952	28.59%	249,543	2003
	12.462000	10.214304	-18.04%	288,108	2002
	13.297371	12.462000	-6.28%	299,344	2001
	12.432231	13.297371	6.96%	256,001	2000
	11.848469	12.432231	4.93%	151,233	1999
	10.000000	11.848469	18.48%	1,549	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.516049	11.281660	7.28%	0	2007
	10.000000	10.516049	5.16%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.536046	11.461372	8.78%	0	2007
	10.000000	10.536046	5.36%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.556199	11.591849	9.81%	0	2007
	10.000000	10.556199	5.56%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.302731	12.517484	21.50%	22,021	2007
	9.907573	10.302731	3.99%	28,846	2006
	9.215932	9.907573	7.50%	42,128	2005
	8.717183	9.215932	5.72%	75,456	2004
	6.808058	8.717183	28.04%	80,570	2003
	8.829438	6.808058	-22.89%	89,867	2002
	10.450878	8.829438	-15.51%	101,877	2001
	12.777351	10.450878	-18.21%	113,236	2000
	12.419643	12.777351	2.88%	53,366	1999
	10.000000	12.419643	24.20%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.759957	15.985215	25.28%	108,199	2007
	12.106070	12.759957	5.40%	126,557	2006
	11.600743	12.106070	4.36%	155,931	2005
	11.376316	11.600743	1.97%	193,519	2004
	8.676036	11.376316	31.12%	235,840	2003
	12.587267	8.676036	-31.07%	259,931	2002
	15.494279	12.587267	-18.76%	324,414	2001
	17.641868	15.494279	-12.17%	344,589	2000
	13.012933	17.641868	35.57%	180,701	1999
	10.000000	13.012933	30.13%	1, 201	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.357330	11.512518	1.37%	70,668	2007
	10.344409	11.357330	9.79%	87,354	2006
	10.217205	10.344409	1.24%	106,198	2005
	9.451656	10.217205	8.10%	112,159	2004
	7.538157	9.451656	25.38%	139,117	2003
	7.367024	7.538157	2.32%	134,447	2002
	8.468211	7.367024	-13.00%	163,190	2001
	11.080460	8.468211	-23.58%	95,145	2000
	10.382374	11.080460	6.72%	55,419	1999
	10.000000	10.382374	3.82%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.837555	11.152038	2.90%	6,251	2007
	10.521925	10.837555	3.00%	11,048	2006
	10.437626	10.521925	0.81%	12,283	2005
	10.132142	10.437626	3.01%	15,739	2004
	10.000000	10.132142	1.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.859873	11.243766	14.04%	5,250	2007
	10.000000	9.859873	-1.40%	6,495	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	16.825747	19.473097	15.73%	34,079	2007
	14.445584	16.825747	16.48%	38,495	2006
	12.295261	14.445584	17.49%	53,169	2005
	10.971102	12.295261	12.07%	65,500	2004
	7.757996	10.971102	41.42%	67,015	2003
	9.862700	7.757996	-21.34%	72,708	2002
	12.687275	9.862700	-22.26%	82,396	2001
	15.890221	12.687275	-20.16%	80,303	2000
	11.294949	15.890221	40.68%	54,276	1999
	10.000000	11.294949	12.95%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.770243	19.411921	15.75%	10,859	2007
	14.397587	16.770243	16.48%	28,507	2006
	12.259263	14.397587	17.44%	29,255	2005
	10.938143	12.259263	12.08%	25,965	2004
	7.732121	10.938143	41.46%	24,670	2003
	10.000000	7.732121	-22.68%	5,410	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.178387	15.826899	4.27%	6,585	2007
	13.227488	15.178387	14.75%	24,014	2006
	13.060805	13.227488	1.28%	17,005	2005
	11.603120	13.060805	12.56%	27,137	2004
	7.446470	11.603120	55.82%	19,241	2003
	10.000000	7.446470	-25.54%	263	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.123200	11.396036	2.45%	14,594	2007
	10.000000	11.123200	11.23%	5,780	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.193756	15.609664	-3.61%	7,409	2007
	14.017788	16.193756	15.52%	1,768	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ	10.673390	13.563790	27.08%	204	2007
	10.000000	10.673390	6.73%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	16.071961	20.424312	27.08%	2,825	2007
	12.698125	16.071961	26.57%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ	10.861562	12.381680	14.00%	0	2007
	10.000000	10.861562	8.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	14.840751	16.917785	14.00%	0	2007
	12.372710	14.840751	19.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - NQ	10.453347	11.460777	9.64%	0	2007
	10.000000	10.453347	4.53%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q	10.919750	11.972125	9.64%	381	2007
	9.799086	10.919750	11.44%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.173021	14.338267	1.17%	10,607	2007
	12.283381	14.173021	15.38%	33,050	2006
	11.389202	12.283381	7.85%	60,284	2005
	10.000000	11.389202	13.89%	22,802	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.642729	11.660629	34.92%	88,088	2007
	8.020653	8.642729	7.76%	104,996	2006
	7.215824	8.020653	11.15%	134,482	2005
	6.194175	7.215824	16.49%	156,722	2004
	5.216955	6.194175	18.73%	173,114	2003
	6.283990	5.216955	-16.98%	226,362	2002
	8.141323	6.283990	-22.81%	251,378	2001
	10.000000	8.141323	-18.59%	239,499	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.957908	4.756180	20.17%	48,252	2007
	3.716911	3.957908	6.48%	51,275	2006
	3.374104	3.716911	10.16%	60,737	2005
	3.397584	3.374104	-0.69%	64,385	2004
	2.348897	3.397584	44.65%	133,068	2003
	4.027049	2.348897	-41.67%	176,205	2002
	6.506406	4.027049	-38.11%	218,784	2001
	10.000000	6.506406	-34.94%	278,177	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.029938	14.462923	20.22%	4,770	2007
	11.285722	12.029938	6.59%	5,336	2006
	10.265417	11.285722	9.94%	6,508	2005
	10.309227	10.265417	-0.42%	7,635	2004
	7.095326	10.309227	45.30%	6,618	2003
	10.000000	7.095326	-29.05%	5,264	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.954615	17.768202	4.80%	1,209	2007
	15.499490	16.954615	9.39%	1,223	2006
	14.150937	15.499490	9.53%	0	2005
	12.199437	14.150937	16.00%	163	2004
	10.000000	12.199437	21.99%	82	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.317081	16.834173	26.41%	49,541	2007
	9.196737	13.317081	44.80%	63,454	2006
	7.058336	9.196737	30.30%	72,048	2005
	6.022291	7.058336	17.20%	86,416	2004
	4.533041	6.022291	32.85%	100,012	2003
	6.183160	4.533041	-26.69%	113,532	2002
	8.178071	6.183160	-24.39%	182,014	2001
	10.000000	8.178071	-18.22%	143,228	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.777550	28.805444	26.46%	15,592	2007
	15.722944	22.777550	44.87%	24,190	2006
	12.060003	15.722944	30.37%	16,980	2005
	10.287726	12.060003	17.23%	21,119	2004
	7.742909	10.287726	32.87%	15,635	2003
	10.000000	7.742909	-22.57%	14,208	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.275244	10.630241	3.45%	29,596	2007
	9.985363	10.275244	2.90%	29,231	2006
	9.967544	9.985363	0.18%	15,093	2005
	10.015684	9.967544	-0.48%	13,297	2004
	10.000000	10.015684	0.16%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.253770	16.205840	6.24%	17,462	2007
	12.817901	15.253770	19.00%	1,230	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	12.237442	12.145853	-0.75%	0	2007
	11.773573	12.237442	3.94%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.572548	18.633636	6.04%	20,846	2007
	15.694868	17.572548	11.96%	27,598	2006
	14.662576	15.694868	7.04%	30,510	2005
	12.820605	14.662576	14.37%	29,374	2004
	9.853218	12.820605	30.12%	39,486	2003
	13.566133	9.853218	-27.37%	35,088	2002
	13.949218	13.566133	-2.75%	38,175	2001
	13.966839	13.949218	-0.13%	29,065	2000
	12.305897	13.966839	13.50%	14,055	1999
	10.000000	12.305897	23.06%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - NQ	10.361954	10.560506	1.92%	1,730	2007
	10.000000	10.361954	3.62%	0	2006*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q	14.206466	14.478680	1.92%	0	2007
	11.652777	14.206466	21.91%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.255511	22.087118	20.99%	32,555	2007
	16.117619	18.255511	13.26%	51,116	2006
	14.349215	16.117619	12.32%	56,008	2005
	12.493396	14.349215	14.85%	65,786	2004
	9.878424	12.493396	26.47%	70,924	2003
	14.157405	9.878424	-30.22%	80,600	2002
	19.027345	14.157405	-25.59%	99,654	2001
	20.820318	19.027345	-8.61%	94,090	2000
	13.700471	20.820318	51.97%	27,943	1999
	10.000000	13.700471	37.00%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.140407	19.584690	7.96%	14,924	2007
	16.366037	18.140407	10.84%	32,118	2006
	14.039079	16.366037	16.57%	38,467	2005
	11.949322	14.039079	17.49%	21,044	2004
	8.957418	11.949322	33.40%	27,571	2003
	11.957935	8.957418	-25.09%	28,265	2002
	12.462618	11.957935	-4.05%	52,935	2001
	12.531553	12.462618	-0.55%	52,582	2000
	11.819096	12.531553	6.03%	34,451	1999
	10.000000	11.819096	18.19%	789	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - NQ	10.183459	10.362509	1.76%	59	2007
	10.000000	10.183459	1.83%	59	2006*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q	12.669977	12.892748	1.76%	284	2007
	11.565237	12.669977	9.55%	0	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.987076	14.862813	6.26%	2,651	2007
	12.456727	13.987076	12.29%	864	2006
	11.804504	12.456727	5.53%	864	2005
	10.552559	11.804504	11.86%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.469308	10.972607	4.81%	4,416	2007
	10.000000	10.469308	4.69%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.451366	10.627782	1.69%	4,601	2007
	10.000000	10.451366	4.51%	2,908	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.752059	12.142021	12.93%	2,135	2007
	10.000000	10.752059	7.52%	1,664	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.278312	11.356722	10.49%	3,272	2007
	10.000000	10.278312	2.78%	1,907	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.817911	15.090339	1.84%	9,440	2007
	13.566462	14.817911	9.22%	12,051	2006
	13.418308	13.566462	1.10%	14,577	2005
	12.342012	13.418308	8.72%	18,068	2004
	10.221629	12.342012	20.74%	27,029	2003
	10.027593	10.221629	1.94%	32,776	2002
	9.744373	10.027593	2.91%	34,286	2001
	10.757403	9.744373	-9.42%	16,819	2000
	10.556787	10.757403	1.90%	10,766	1999
	10.000000	10.556787	5.57%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.417078	11.630759	1.87%	4,468	2007
	10.453271	11.417078	9.22%	7,355	2006
	10.000000	10.453271	4.53%	4,560	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.426504	33.675844	43.75%	0	2007
	17.351085	23.426504	35.01%	0	2006
	13.246644	17.351085	30.98%	0	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	0	2001
	10.000000	8.685889	-13.14%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.824796	37.115561	43.72%	12,590	2007
	19.137690	25.824796	34.94%	31,696	2006
	14.608663	19.137690	31.00%	31,375	2005
	12.250675	14.608663	19.25%	31,019	2004
	7.508471	12.250675	63.16%	15,502	2003
	10.000000	7.508471	-24.92%	2,384	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.837717	21.205367	18.88%	4,272	2007
	13.127756	17.837717	35.88%	3,221	2006
	12.484648	13.127756	5.15%	1,538	2005
	9.729024	12.484648	28.32%	0	2004
	7.934323	9.729024	22.62%	9,738	2003
	10.000000	7.934323	-20.66%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.416347	15.588521	25.55%	0	2007
	9.455883	12.416347	31.31%	0	2006
	7.353676	9.455883	28.59%	0	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,928	2002
	9.221767	6.496891	-29.55%	1,515	2001
	10.000000	9.221767	-7.78%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.790909	24.847742	25.55%	6,447	2007
	15.073720	19.790909	31.29%	7,880	2006
	11.725727	15.073720	28.55%	3,393	2005
	10.383768	11.725727	12.92%	1,644	2004
	7.769802	10.383768	33.64%	1,425	2003
	10.000000	7.769802	-22.30%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.394468	19.409873	18.39%	14,573	2007
	13.188122	16.394468	24.31%	18,522	2006
	11.190533	13.188122	17.85%	19,611	2005
	9.797330	11.190533	14.22%	20,343	2004
	7.291847	9.797330	34.36%	21,465	2003
	9.897097	7.291847	-26.32%	23,024	2002
	12.345376	9.897097	-19.83%	26,080	2001
	14.257588	12.345376	-13.41%	37,859	2000
	11.745400	14.257588	21.39%	17,243	1999
	10.000000	11.745400	17.45%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.697336	26.881481	18.43%	1,901	2007
	18.268429	22.697336	24.24%	2,683	2006
	15.501292	18.268429	17.85%	2,756	2005
	13.571411	15.501292	14.22%	767	2004
	10.000000	13.571411	35.71%	755	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.228183	12.632998	3.31%	27,104	2007
	11.031324	12.228183	10.85%	30,069	2006
	10.893591	11.031324	1.26%	34,108	2005
	10.168075	10.893591	7.14%	41,840	2004
	8.695502	10.168075	16.93%	43,928	2003
	10.042076	8.695502	-13.41%	66,716	2002
	10.557899	10.042076	-4.89%	73,115	2001
	10.728485	10.557899	-1.59%	52,081	2000
	10.770735	10.728485	-0.39%	13,101	1999
	10.000000	10.770735	7.71%	0	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.220058	18.765618	-2.36%	0	2007
	16.173510	19.220058	18.84%	1,336	2006
	14.731957	16.173510	9.79%	993	2005
	12.316294	14.731957	19.61%	993	2004
	8.816690	12.316294	39.69%	993	2003
	10.000000	8.816690	-11.83%	993	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.526164	14.312279	5.81%	83,500	2007
	13.254058	13.526164	2.05%	65,476	2006
	12.997203	13.254058	1.98%	93,582	2005
	12.745923	12.997203	1.97%	115,079	2004
	12.654152	12.745923	0.73%	143,616	2003
	11.546116	12.654152	9.60%	219,949	2002
	10.902126	11.546116	5.91%	194,718	2001
	9.809384	10.902126	11.41%	107,028	2000
	10.172348	9.809384	-3.57%	70,311	1999
	10.000000	10.172348	1.72%	442	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.137919	8.425771	18.04%	22,930	2007
	6.808112	7.137919	4.84%	25,147	2006
	6.473239	6.808112	5.17%	30,168	2005
	6.060807	6.473239	6.80%	35,205	2004
	4.623680	6.060807	31.08%	39,324	2003
	6.568981	4.623680	-29.61%	46,848	2002
	9.257262	6.568981	-29.04%	79,234	2001
	12.759401	9.257262	-27.45%	93,667	2000
	12.390885	12.759401	2.97%	77,387	1999
	10.000000	12.390885	23.91%	0	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.186297	14.742879	11.80%	1,229	2007
	13.001428	13.186297	1.42%	2,609	2006
	12.142666	13.001428	7.07%	5,463	2005
	11.402022	12.142666	6.50%	5,113	2004
	8.411957	11.402022	35.06%	10,802	2003
	10.000000	8.411957	-15.58%	974	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.871766	11.743033	8.01%	0	2007
	10.000000	10.871766	8.72%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.699753	12.174397	4.06%	20,342	2007
	11.159571	11.699753	4.84%	34,246	2006
	10.938716	11.159571	2.02%	35,428	2005
	10.584735	10.938716	3.34%	34,023	2004
	9.933326	10.584735	6.56%	17,842	2003
	10.000000	9.933326	-0.67%	21,070	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.509474	13.076032	4.53%	55,302	2007
	11.683322	12.509474	7.07%	48,039	2006
	11.322864	11.683322	3.18%	93,225	2005
	10.700165	11.322864	5.82%	85,230	2004
	9.530058	10.700165	12.28%	19,300	2003
	10.000000	9.530058	-4.70%	9,949	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.252053	13.826087	4.33%	45,721	2007
	12.051166	13.252053	9.96%	37,444	2006
	11.584213	12.051166	4.03%	53,388	2005
	10.709575	11.584213	8.17%	43,796	2004
	9.033690	10.709575	18.55%	12,901	2003
	10.000000	9.033690	-9.66%	3,599	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.216422	14.901132	4.82%	43,622	2007
	12.568358	14.216422	13.11%	41,405	2006
	11.886380	12.568358	5.74%	28,528	2005
	10.738253	11.886380	10.69%	13,381	2004
	8.586354	10.738253	25.06%	4,166	2003
	10.000000	8.586354	-14.14%	3,493	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.852830	15.540025	4.63%	14,980	2007
	12.869465	14.852830	15.41%	30,424	2006
	12.074239	12.869465	6.59%	22,312	2005
	10.723013	12.074239	12.60%	29,614	2004
	8.234496	10.723013	30.22%	29,882	2003
	10.000000	8.234496	-17.66%	14,284	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.076017	16.228534	7.64%	26,351	2007
	13.890136	15.076017	8.54%	28,662	2006
	12.816839	13.890136	8.37%	34,662	2005
	11.253065	12.816839	13.90%	40,289	2004
	8.131671	11.253065	38.39%	44,998	2003
	13.074320	8.131671	-37.80%	45,163	2002
	18.999657	13.074320	-31.19%	56,143	2001
	22.735718	18.999657	-16.43%	61,218	2000
	12.461498	22.735718	82.45%	35,107	1999
	10.000000	12.461498	24.61%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.775941	26.314008	6.21%	20,852	2007
	22.830881	24.775941	8.52%	28,121	2006
	20.623786	22.830881	10.70%	37,373	2005
	18.045837	20.623786	14.29%	44,611	2004
	13.571367	18.045837	32.97%	44,802	2003
	16.226571	13.571367	-16.36%	54,030	2002
	16.650563	16.226571	-2.55%	55,825	2001
	14.634711	16.650563	13.77%	21,219	2000
	12.255745	14.634711	19.41%	2,577	1999
	10.000000	12.255745	22.56%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.619013	12.022852	3.48%	146,861	2007
	11.255765	11.619013	3.23%	224,993	2006
	11.101653	11.255765	1.39%	155,445	2005
	11.151696	11.101653	-0.45%	189,115	2004
	11.222643	11.151696	-0.63%	260,219	2003
	11.228670	11.222643	-0.05%	509,690	2002
	10.976083	11.228670	2.30%	604,443	2001
	10.482530	10.976083	4.71%	399,735	2000
	10.124383	10.482530	3.54%	187,333	1999
	10.000000	10.124838	1.24%	0	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.975505	22.335425	1.64%	20,199	2007
	18.129148	21.975505	21.22%	10,117	2006
	16.383193	18.129148	10.66%	10,830	2005
	13.795416	16.383193	18.76%	6,150	2004
	10.000000	13.795416	37.95%	2,652	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.771065	17.091260	8.37%	10,691	2007
	15.473935	15.771065	1.92%	11,955	2006
	14.496373	15.473935	6.74%	14,072	2005
	12.943374	14.496373	12.00%	22,273	2004
	9.762003	12.943374	32.59%	20,713	2003
	14.818626	9.762003	-34.12%	21,119	2002
	16.831886	14.818626	-11.96%	25,869	2001
	20.331712	16.831886	-17.21%	21,777	2000
	10.000000	20.331712	103.32%	4,348	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.621951	30.910484	-8.06%	19,703	2007
	29.026603	33.621951	15.83%	29,217	2006
	28.516666	29.026603	1.79%	35,982	2005
	24.618843	28.516666	15.83%	43,723	2004
	15.893715	24.618843	54.90%	36,779	2003
	22.097595	15.893715	-28.07%	38,662	2002
	17.445777	22.097595	26.66%	44,193	2001
	15.886176	17.445777	9.82%	20,818	2000
	12.584102	15.886176	26.24%	13,780	1999
	10.000000	12.584102	25.84%	310	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.758912	27.994447	0.85%	18,522	2007
	25.089017	27.758912	10.64%	33,390	2006
	22.619557	25.089017	10.92%	38,056	2005
	19.244942	22.619557	17.54%	41,966	2004
	13.820149	19.244942	39.25%	34,651	2003
	16.928867	13.820149	-18.36%	40,372	2002
	18.376589	16.928867	-7.88%	38,258	2001
	17.087592	18.376589	7.54%	39,787	2000
	12.014774	17.087592	42.22%	21,133	1999
	10.000000	12.014774	20.15%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.104765	15.066968	6.82%	34,632	2007
	12.569807	14.104765	12.21%	51,675	2006
	11.846853	12.569807	6.10%	64,618	2005
	10.930890	11.846853	8.38%	71,777	2004
	8.680809	10.930890	25.92%	80,362	2003
	10.636664	8.680809	-18.39%	104,372	2002
	12.216049	10.636664	-12.93%	130,300	2001
	12.637807	12.216049	-3.34%	122,724	2000
	11.966903	12.637807	5.61%	70,583	1999
	10.000000	11.966903	19.67%	137	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.591045	18.276002	10.16%	1,227	2007
	14.467784	16.591045	14.68%	2,209	2006
	13.282289	14.467784	8.93%	2,339	2005
	11.324577	13.282289	17.29%	2,305	2004
	9.130827	11.324577	24.03%	2,331	2003
	10.000000	9.130827	-8.69%	3,357	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.264895	3.871664	18.58%	6,524	2007
	2.973957	3.264895	9.78%	6,524	2006
	3.027146	2.973957	-1.76%	6,524	2005
	2.938715	3.027146	3.01%	6,524	2004
	1.917037	2.938715	53.29%	6,524	2003
	3.392912	1.917037	-43.50%	6,524	2002
	5.999315	3.392912	-43.45%	6,524	2001
	10.000000	5.999315	-40.01%	858	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.125152	14.389602	18.68%	377	2007
	11.053256	12.125152	9.70%	0	2006
	11.250482	11.053256	-1.75%	2,894	2005
	10.925455	11.250482	2.97%	3,589	2004
	7.129086	10.925455	53.25%	6,711	2003
	10.000000	7.129086	-28.71%	1,874	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.633339	16.481830	20.89%	5,574	2007
	13.845278	13.633339	-1.53%	12,737	2006
	12.518987	13.845278	10.59%	9,863	2005
	11.274248	12.518987	11.04%	10,170	2004
	7.491533	11.274248	50.49%	14,500	2003
	10.000000	7.491533	-25.08%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.014970	13.532052	-3.45%	21,746	2007
	12.244340	14.014970	14.46%	45,716	2006
	11.893755	12.244340	2.95%	52,903	2005
	10.250526	11.893755	16.03%	52,291	2004
	7.897653	10.250526	29.79%	38,342	2003
	10.684106	7.897653	-26.08%	20,652	2002
	12.317063	10.684106	-13.26%	14,840	2001
	13.954430	12.317063	-11.73%	10,623	2000
	11.925844	13.954430	17.01%	3,512	1999
	10.000000	11.925844	19.26%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.524404	15.005176	3.31%	14,620	2007
	14.029010	14.524404	3.53%	20,775	2006
	13.903003	14.029010	0.91%	21,440	2005
	13.215501	13.903003	5.20%	24,527	2004
	11.936481	13.215501	10.72%	33,896	2003
	11.274938	11.936481	5.87%	52,740	2002
	10.959378	11.274938	2.88%	51,793	2001
	10.503468	10.959378	4.34%	26,619	2000
	10.473496	10.503468	0.29%	4,006	1999
	10.000000	10.473496	4.73%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.553915	18.658710	12.71%	50,644	2007
	15.528631	16.553915	6.60%	69,516	2006
	14.961776	15.528631	3.79%	83,184	2005
	14.168379	14.961776	5.60%	91,987	2004
	10.957031	14.168379	29.31%	119,030	2003
	15.170607	10.957031	-27.77%	122,041	2002
	17.574219	15.170607	-13.68%	137,694	2001
	17.836627	17.574219	-1.47%	111,545	2000
	12.750719	17.836627	39.89%	46,051	1999
	10.000000	12.750719	27.51%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.985482	23.085020	5.00%	17,091	2007
	18.916877	21.985482	16.22%	34,540	2006
	16.753552	18.916877	12.91%	29,942	2005
	14.233382	16.753552	17.71%	22,015	2004
	10.000000	14.233382	42.33%	13,610	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.861145	14.551844	4.98%	18,806	2007
	11.926147	13.861145	16.22%	21,606	2006
	10.565033	11.926147	12.88%	28,035	2005
	8.978200	10.565033	17.67%	36,501	2004
	6.356923	8.978200	41.23%	39,672	2003
	8.267491	6.356923	-23.11%	50,944	2002
	9.518646	8.267491	-13.14%	48,506	2001
	10.000000	9.518646	-4.81%	14,817	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.519855	10.377086	-1.36%	0	2007
	10.000000	10.519855	5.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.044165	15.512276	3.11%	108,316	2007
	13.244102	15.044165	13.59%	131,088	2006
	12.654982	13.244102	4.66%	147,560	2005
	11.707682	12.654982	8.09%	169,402	2004
	9.355937	11.707682	25.14%	193,144	2003
	11.667724	9.355937	-19.81%	202,171	2002
	13.152642	11.667724	-11.29%	274,578	2001
	14.599387	13.152642	-9.91%	230,236	2000
	12.147153	14.599387	20.19%	98,584	1999
	10.000000	12.147153	21.47%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.011018	9.765612	-2.45%	2,715	2007
	10.000000	10.011018	0.11%	2,677	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.490117	17.313969	5.00%	41,929	2007
	16.218926	16.490117	1.67%	51,840	2006
	14.621223	16.218926	10.93%	72,174	2005
	12.361526	14.621223	18.28%	78,755	2004
	9.967175	12.361526	24.02%	85,593	2003
	13.978216	9.967175	-28.69%	92,734	2002
	20.596567	13.978216	-32.13%	115,916	2001
	23.496887	20.596567	-12.34%	117,098	2000
	12.959156	23.496887	81.31%	46,475	1999
	10.000000	12.959156	29.59%	678	1998*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - NQ	10.554438	11.723392	11.08%	0	2007
	10.000000	10.554438	5.54%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q	12.114909	13.456691	11.08%	519	2007
	11.221044	12.114909	7.97%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - NQ	11.001840	11.192717	1.73%	441	2007
	10.000000	11.001840	10.02%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q	12.359645	12.574077	1.73%	0	2007
	10.548574	12.359645	17.17%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - NQ	10.255711	10.656222	3.91%	30,711	2007
	10.000000	10.255711	2.56%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q	10.317721	10.720653	3.91%	0	2007
	10.043651	10.317721	2.73%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.413414	10.843289	4.13%	3,625	2007
	10.000000	10.413414	4.13%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.268369	32.892265	5.19%	2,040	2007
	28.574908	31.268369	9.43%	2,864	2006
	25.777598	28.574908	10.85%	4,171	2005
	23.717411	25.777598	8.69%	5,453	2004
	18.783491	23.717411	26.27%	6,874	2003
	17.415214	18.783491	7.86%	6,221	2002
	16.018934	17.415214	8.72%	3,302	2001
	14.562396	16.018934	10.00%	1,959	2000
	11.398245	14.562396	27.76%	370	1999
	10.000000	11.398245	13.98%	0	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.611321	10.430420	21.12%	24,926	2007
	7.979923	8.611321	7.91%	30,068	2006
	6.873124	7.979923	16.10%	33,851	2005
	5.723928	6.873124	20.08%	29,670	2004
	4.088676	5.723928	39.99%	27,126	2003
	6.014503	4.088676	-32.02%	26,545	2002
	8.617166	6.014503	-30.20%	46,695	2001
	10.000000	8.617166	-13.83%	15,237	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	39.689950	32.500674	-18.11%	10,489	2007
	29.114020	39.689950	36.33%	15,504	2006
	25.186652	29.114020	15.59%	19,075	2005
	18.699570	25.186652	34.69%	17,274	2004
	13.770483	18.699570	35.79%	21,681	2003
	14.055442	13.770483	-2.03%	35,884	2002
	12.959009	14.055442	8.46%	31,304	2001
	12.466313	12.959009	3.95%	6,987	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.649945	30.767280	35.84%	1,000	2007
	16.437358	22.649945	37.80%	3,690	2006
	12.622652	16.437358	30.22%	1,069	2005
	10.000000	12.622652	26.23%	284	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.412632	58.991911	35.89%	4,812	2007
	31.514704	43.412632	37.75%	5,312	2006
	24.176597	31.514704	30.35%	8,498	2005
	19.447415	24.176597	24.32%	10,434	2004
	12.772187	19.447415	52.26%	11,127	2003
	13.320519	12.772187	-4.12%	10,474	2002
	13.739047	13.320519	-3.05%	11,914	2001
	23.931619	13.739047	-42.59%	13,822	2000
	12.099788	23.931619	97.79%	9,653	1999
	10.000000	12.099788	21.00%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.980567	32.977627	43.50%	10,029	2007
	18.685701	22.980567	22.98%	1,418	2006
	12.479763	18.685701	49.73%	1,514	2005
	10.000000	12.479763	24.80%	915	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.113622	54.704654	43.53%	1,135	2007
	31.001698	38.113622	22.94%	10,474	2006
	20.697822	31.001698	49.78%	11,022	2005
	16.871845	20.697822	22.68%	11,022	2004
	11.800336	16.871845	42.98%	11,079	2003
	12.298301	11.800336	-4.05%	3,052	2002
	13.907561	12.298301	-11.57%	2,353	2001
	12.641312	13.907561	10.02%	3,614	2000
	10.579367	12.641312	19.49%	753	1999
	10.000000	10.579367	5.79%	0	1998*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.796409	13.893106	8.57%	3,156	2007
	11.398511	12.796409	12.26%	3,272	2006
	10.614044	11.398511	7.39%	3,272	2005
	9.801030	10.614044	8.30%	3,272	2004
	7.353509	9.801030	33.28%	2,105	2003
	9.727116	7.353509	-24.40%	2,105	2002
	9.819759	9.727116	-0.94%	9,091	2001
	10.057633	9.819759	-2.37%	20,973	2000
	10.000000	10.057633	0.58%	4,891	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.551474	13.215859	5.29%	38,733	2007
	11.325995	12.551474	10.82%	50,551	2006
	10.630738	11.325995	6.54%	67,922	2005
	9.106093	10.630738	16.74%	77,303	2004
	6.730519	9.106093	35.30%	84,645	2003
	9.313641	6.730519	-27.73%	82,771	2002
	9.795001	9.313641	-4.91%	58,104	2001
	10.000000	9.795001	-2.05%	29,013	2000*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.637467	10.636185	-0.01%	0	2007
	10.000000	10.637467	6.37%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.875930	10.884889	10.22%	6,228	2007
	10.000000	9.875930	-1.24%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.077945	10.989779	9.05%	9,499	2007
	10.000000	10.077945	0.78%	8,283	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.660629	15.437641	-1.42%	118,132	2007
	13.557656	15.660629	15.51%	124,280	2006
	13.134404	13.557656	3.22%	140,332	2005
	11.783152	13.134404	11.47%	160,271	2004
	9.233843	11.783152	27.61%	182,671	2003
	11.609139	9.233843	-20.46%	176,851	2002
	12.841696	11.609139	-9.60%	86,367	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.858919	19.632988	16.45%	20,343	2007
	13.668353	16.858919	23.34%	21,744	2006
	12.233397	13.668353	11.73%	23,024	2005
	10.790402	12.233397	13.37%	33,467	2004
	8.784787	10.790402	22.83%	37,347	2003
	11.183425	8.784787	-21.45%	51,456	2002
	16.007673	11.183425	-30.14%	38,090	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.432906	17.972343	16.45%	41,326	2007
	12.512208	15.432906	23.34%	43,685	2006
	11.213855	12.512208	11.58%	56,464	2005
	9.877676	11.213855	13.53%	51,644	2004
	8.041711	9.877676	22.83%	43,831	2003
	10.000000	8.041711	-19.58%	38,596	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.053441	10.652040	-3.63%	13,160	2007
	10.000000	11.053441	10.53%	9,198	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.306094	12.302818	19.37%	4,911	2007
	10.800580	10.306094	-4.58%	5,159	2006
	10.715894	10.800580	0.79%	5,567	2005
	9.814730	10.715894	9.18%	6,402	2004
	7.965608	9.814730	23.21%	7,026	2003
	10.000000	7.965608	-20.34%	5,577	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.457342	20.078494	-6.43%	172,768	2007
	18.330797	21.457342	17.06%	207,198	2006
	17.690426	18.330797	3.62%	224,485	2005
	15.684387	17.690426	12.79%	241,234	2004
	12.328634	15.684387	27.22%	271,133	2003
	14.302552	12.328634	-13.80%	270,045	2002
	12.851555	14.302552	11.29%	123,533	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.540417	13.153977	37.88%	6,690	2007
	10.000000	9.540417	-4.60%	1,738	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.723102	11.581808	8.01%	23,006	2007
	10.699603	10.723102	0.22%	22,365	2006
	10.678747	10.699603	0.20%	16,742	2005
	10.230418	10.678747	4.38%	6,236	2004
	10.000000	10.230418	2.30%	2,330	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.418414	15.554740	-5.26%	0	2007
	14.701252	16.418414	11.68%	0	2006
	12.830448	14.701252	14.58%	0	2005
	11.023006	12.830448	16.40%	0	2004
	7.567283	11.023006	45.67%	0	2003
	11.650462	7.567283	-35.05%	0	2002
	16.550469	11.650462	-29.61%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.598312	17.940217	15.01%	0	2007
	13.325488	15.598312	17.06%	0	2006
	11.501532	13.325488	15.86%	0	2005
	10.160926	11.501532	13.19%	0	2004
	7.738943	10.160926	31.30%	0	2003
	9.794534	7.738943	-20.99%	0	2002
	12.755184	9.794534	-23.33%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.231294	17.301027	0.40%	0	2007
	14.634589	17.231294	17.74%	0	2006
	13.717212	14.634589	6.69%	0	2005
	12.488291	13.717212	9.84%	0	2004
	10.113964	12.488291	23.48%	0	2003
	13.331498	10.113964	-24.13%	0	2002
	13.388420	13.331498	-0.43%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.842255	14.544896	-2.00%	13,062	2007
	13.149784	14.842255	12.87%	19,065	2006
	12.430106	13.149784	5.79%	20,247	2005
	10.337754	12.430106	20.24%	17,891	2004
	7.605654	10.337754	35.92%	18,315	2003
	10.000000	7.605654	-23.94%	2,950	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.049299	11.747891	6.32%	21,416	2007
	10.256425	11.049299	7.73%	22,095	2006
	10.033608	10.256425	2.22%	23,817	2005
	9.576172	10.033608	4.78%	26,713	2004
	7.703845	9.576172	24.30%	28,812	2003
	10.990787	7.703845	-29.91%	30,364	2002
	14.391057	10.990787	-23.63%	28,098	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.314078	14.861839	3.83%	241,132	2007
	12.562472	14.314078	13.94%	293,356	2006
	12.163248	12.562472	3.28%	343,982	2005
	11.143887	12.163248	9.15%	394,584	2004
	8.800186	11.143887	26.63%	460,726	2003
	11.490304	8.800186	-23.41%	429,934	2002
	13.264252	11.490304	-13.37%	215,596	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.375687	15.192008	5.68%	74,722	2007
	12.510464	14.375687	14.91%	84,868	2006
	12.149293	12.510464	2.97%	85,207	2005
	11.723937	12.149293	3.63%	101,238	2004
	9.807948	11.723937	19.54%	111,376	2003
	11.937596	9.807948	-17.84%	119,606	2002
	13.344202	11.937596	-10.54%	29,394	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.302011	10.011288	-2.82%	0	2007
	10.000000	10.302011	3.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.268123	13.792665	3.95%	168,592	2007
	12.912779	13.268123	2.75%	199,378	2006
	12.921360	12.912779	-0.07%	229,053	2005
	12.640599	12.921360	2.22%	256,336	2004
	12.244728	12.640599	3.23%	269,101	2003
	11.355438	12.244728	7.83%	304,300	2002
	10.657518	11.355438	6.55%	115,972	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	20.357800	23.597432	15.91%	287,129	2007
	18.492427	20.357800	10.09%	322,004	2006
	16.041996	18.492427	15.28%	327,476	2005
	14.098807	16.041996	13.78%	239,679	2004
	11.134608	14.098807	26.62%	255,822	2003
	12.461548	11.134608	-10.65%	250,200	2002
	14.415058	12.461548	-13.55%	99,092	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.373560	13.466625	43.67%	46,922	2007
	10.000000	9.373560	-6.26%	9,687	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.679134	17.686387	0.04%	468,736	2007
	14.923707	17.679134	18.46%	530,250	2006
	14.303761	14.923707	4.33%	570,327	2005
	13.017728	14.303761	9.88%	675,424	2004
	10.133398	13.017728	28.46%	675,724	2003
	12.375831	10.133398	-18.12%	676,983	2002
	13.218906	12.375831	-6.38%	200,797	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.508981	11.262606	7.17%	3,047	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.528964	11.442011	8.67%	0	2007
	10.000000	10.528964	5.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.549111	11.572273	9.70%	0	2007
	10.000000	10.549111	5.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.122583	12.286083	21.37%	24,855	2007
	9.744182	10.122583	3.88%	28,668	2006
	9.073103	9.744182	7.40%	30,049	2005
	8.590785	9.073103	5.61%	38,747	2004
	6.716136	8.590785	27.91%	38,974	2003
	8.719070	6.716136	-22.97%	49,912	2002
	10.330777	8.719070	-15.60%	39,497	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.553328	15.710359	25.15%	254,210	2007
	11.922071	12.553328	5.29%	280,932	2006
	11.435966	11.922071	4.25%	301,422	2005
	11.226098	11.435966	1.87%	455,215	2004
	8.570136	11.226098	30.99%	457,742	2003
	12.446254	8.570136	-31.14%	454,001	2002
	15.336364	12.446254	-18.84%	102,034	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.419344	11.563598	1.26%	46,058	2007
	10.411407	11.419344	9.68%	64,689	2006
	10.293759	10.411407	1.14%	73,480	2005
	9.532130	10.293759	7.99%	77,283	2004
	7.610038	9.532130	25.26%	92,839	2003
	7.444808	7.610038	2.22%	80,381	2002
	8.566348	7.444808	-13.09%	51,551	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.797409	11.099433	2.80%	13,818	2007
	10.493546	10.797409	2.90%	17,203	2006
	10.419995	10.493546	0.71%	19,343	2005
	10.125285	10.419995	2.91%	9,517	2004
	10.000000	10.125285	1.25%	2,727	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.853242	11.224769	13.92%	16,659	2007
	10.000000	9.853242	-1.47%	8,133	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.997284	20.807759	15.62%	8,229	2007
	15.467025	17.997284	16.36%	8,297	2006
	13.177961	15.467025	17.37%	8,751	2005
	11.770648	13.177961	11.96%	9,006	2004
	8.331809	11.770648	41.27%	9,673	2003
	10.602942	8.331809	-21.42%	14,236	2002
	13.653448	10.602942	-22.34%	9,971	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.691229	19.300799	15.63%	50,402	2007
	14.344227	16.691229	16.36%	51,107	2006
	12.226160	14.344227	17.32%	55,318	2005
	10.919656	12.226160	11.96%	45,733	2004
	7.726868	10.919656	41.32%	45,656	2003
	10.000000	7.726868	-22.73%	32,682	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.106887	15.736301	4.17%	27,389	2007
	13.178479	15.106887	14.63%	27,721	2006
	13.025568	13.178479	1.17%	29,996	2005
	11.583541	13.025568	12.45%	32,269	2004
	7.441418	11.583541	55.66%	28,800	2003
	10.000000	7.441418	-25.59%	11,192	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.115728	11.376790	2.35%	20,979	2007
	10.000000	11.115728	11.16%	4,384	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.153798	9.777596	-3.71%	13,723	2007
	10.000000	10.153798	1.54%	6,161	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.666212	13.540865	26.95%	2,636	2007
	10.000000	10.666212	6.66%	1,641	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.854263	12.360786	13.88%	3,723	2007
	10.000000	10.854263	8.54%	3,037	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.446327	11.441428	9.53%	2,890	2007
	10.000000	10.446327	4.46%	3,000	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.134939	14.285188	1.06%	9,249	2007
	12.262752	14.134939	15.27%	12,591	2006
	11.381571	12.262752	7.74%	15,060	2005
	10.000000	11.381571	13.82%	1,614	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.582315	11.567341	34.78%	154,946	2007
	7.972641	8.582315	7.65%	184,953	2006
	7.179879	7.972641	11.04%	190,950	2005
	6.169559	7.179879	16.38%	218,124	2004
	5.201491	6.169559	18.61%	229,932	2003
	6.271720	5.201491	-17.06%	222,011	2002
	8.133724	6.271720	-22.89%	133,423	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.930244	4.718130	20.05%	27,049	2007
	3.694652	3.930244	6.38%	30,360	2006
	3.357287	3.694652	10.05%	35,483	2005
	3.384068	3.357287	-0.79%	48,760	2004
	2.341922	3.384068	44.50%	54,947	2003
	4.019173	2.341922	-41.73%	62,061	2002
	6.500322	4.019173	-38.17%	50,285	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.973242	14.380107	20.10%	7,379	2007
	11.243886	11.973242	6.49%	10,762	2006
	10.237685	11.243886	9.83%	12,082	2005
	10.291804	10.237685	-0.53%	12,662	2004
	7.090507	10.291804	45.15%	13,655	2003
	10.000000	7.090507	-29.09%	14,210	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.891831	17.684379	4.69%	5,587	2007
	15.457703	16.891831	9.28%	0	2006
	14.127044	15.457703	9.42%	0	2005
	12.191193	14.127044	15.88%	0	2004
	10.000000	12.191193	21.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.224007	16.699513	26.28%	47,432	2007
	9.141690	13.224007	44.66%	55,105	2006
	7.023167	9.141690	30.16%	59,587	2005
	5.998356	7.023167	17.08%	82,917	2004
	4.519598	5.998356	32.72%	86,140	2003
	6.171086	4.519598	-26.76%	92,057	2002
	8.170438	6.171086	-24.47%	120,719	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.670200	28.640508	26.34%	48,408	2007
	15.664654	22.670200	44.72%	56,641	2006
	12.027429	15.664654	30.24%	55,953	2005
	10.270328	12.027429	17.11%	66,906	2004
	7.737652	10.270328	32.73%	67,238	2003
	10.000000	7.737652	-22.62%	60,041	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.237167	10.580072	3.35%	20,669	2007
	9.958429	10.237167	2.80%	24,784	2006
	9.950715	9.958429	0.08%	25,764	2005
	10.008909	9.950715	-0.58%	21,665	2004
	10.000000	10.008909	0.09%	28,699	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.060891	11.739304	6.13%	12,744	2007
	10.000000	11.060891	10.61%	3,528	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.242427	19.324265	5.93%	60,830	2007
	16.309630	18.242427	11.85%	76,507	2006
	15.252306	16.309630	6.93%	78,920	2005
	13.349774	15.252306	14.25%	89,308	2004
	10.270302	13.349774	29.98%	89,515	2003
	14.154744	10.270302	-27.44%	88,696	2002
	14.569299	14.154744	-2.85%	35,058	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.354992	10.542663	1.81%	7,750	2007
	10.000000	10.354992	3.55%	2,570	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.595401	22.475441	20.87%	43,957	2007
	16.434293	18.595401	13.15%	48,828	2006
	14.645926	16.434293	12.21%	62,693	2005
	12.764663	14.645926	14.74%	69,131	2004
	10.103131	12.764663	26.34%	70,779	2003
	14.494171	10.103131	-30.30%	73,243	2002
	19.499868	14.494171	-25.67%	31,118	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.041966	19.458563	7.85%	30,441	2007
	16.293679	18.041966	10.73%	24,402	2006
	13.991128	16.293679	16.46%	23,038	2005
	11.920565	13.991128	17.37%	26,658	2004
	8.944911	11.920565	33.27%	28,481	2003
	11.953368	8.944911	-25.17%	31,100	2002
	12.470576	11.953368	-4.15%	14,706	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.176616	10.345000	1.65%	7,828	2007
	10.000000	10.176616	1.77%	7,689	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.340303	14.161115	6.15%	736	2007
	11.892729	13.340303	12.17%	736	2006
	11.281422	11.892729	5.42%	736	2005
	10.000000	11.281422	12.81%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.462278	10.954073	4.70%	20,273	2007
	10.000000	10.462278	4.62%	550	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.444352	10.609831	1.58%	6,301	2007
	10.000000	10.444352	4.44%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.744833	12.121527	12.81%	17,036	2007
	10.000000	10.744833	7.45%	5,961	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.271422	11.337557	10.38%	44,495	2007
	10.000000	10.271422	2.71%	36,696	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.387216	14.636808	1.73%	15,238	2007
	13.185444	14.387216	9.11%	20,458	2006
	13.054643	13.185444	1.00%	22,239	2005
	12.019681	13.054643	8.61%	45,603	2004
	9.964745	12.019681	20.62%	53,668	2003
	9.785504	9.964745	1.83%	50,510	2002
	9.518824	9.785504	2.80%	15,151	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.397886	11.599384	1.77%	2,603	2007
	10.446260	11.397886	9.11%	2,779	2006
	10.000000	10.446260	4.46%	3,214	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.278840	33.429532	43.60%	0	2007
	17.259135	23.278840	34.88%	0	2006
	13.189746	17.259135	30.85%	0	2005
	11.073210	13.189746	19.11%	0	2004
	6.791842	11.073210	63.04%	249	2003
	8.121795	6.791842	-16.38%	1,313	2002
	8.683765	8.121795	-6.47%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.703155	36.903183	43.57%	49,042	2007
	19.066801	25.703155	34.81%	50,710	2006
	14.569246	19.066801	30.87%	50,067	2005
	12.229998	14.569246	19.13%	17,205	2004
	7.503370	12.229998	62.99%	15,911	2003
	10.000000	7.503370	-24.97%	7,086	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.748949	21.078369	18.76%	2,378	2007
	13.075619	17.748949	35.74%	2,366	2006
	12.447637	13.075619	5.04%	1,224	2005
	9.710005	12.447637	28.19%	984	2004
	7.926832	9.710005	22.50%	834	2003
	10.000000	7.926832	-20.73%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.338107	15.474531	25.42%	1,942	2007
	9.405787	12.338107	31.18%	2,242	2006
	7.322103	9.405787	28.46%	2,242	2005
	6.499712	7.322103	12.65%	2,242	2004
	4.858005	6.499712	33.79%	2,242	2003
	6.488671	4.858005	-25.13%	2,242	2002
	9.219512	6.488671	-29.62%	1,581	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.697626	24.705460	25.42%	4,032	2007
	15.017832	19.697626	31.16%	4,753	2006
	11.694054	15.017832	28.42%	4,483	2005
	10.366220	11.694054	12.81%	3,725	2004
	7.764530	10.366220	33.51%	5,881	2003
	10.000000	7.764530	-22.35%	2,445	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.897939	19.985594	18.27%	6,908	2007
	13.606861	16.897939	24.19%	8,357	2006
	11.557498	13.606861	17.73%	8,534	2005
	10.128863	11.557498	14.10%	8,608	2004
	7.546232	10.128863	34.22%	10,005	2003
	10.252768	7.546232	-26.40%	12,408	2002
	12.802092	10.252768	-19.91%	3,889	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.613305	26.754702	18.31%	4,345	2007
	18.219188	22.613305	24.12%	5,566	2006
	15.475126	18.219188	17.73%	5,602	2005
	13.562236	15.475126	14.10%	4,793	2004
	10.000000	13.562236	35.62%	1,914	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.016910	12.402084	3.21%	41,093	2007
	10.851685	12.016910	10.74%	45,683	2006
	10.727032	10.851685	1.16%	54,464	2005
	10.022752	10.727032	7.03%	57,015	2004
	8.579903	10.022752	16.82%	69,806	2003
	9.918634	8.579903	-13.50%	70,897	2002
	10.438746	9.918634	-4.98%	38,129	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.124404	18.653208	-2.46%	1,602	2007
	16.109285	19.124404	18.72%	1,602	2006
	14.688267	16.109285	9.67%	1,602	2005
	12.292215	14.688267	19.49%	1,338	2004
	8.808359	12.292215	39.55%	7,218	2003
	10.000000	8.808359	-11.92%	886	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.987757	13.728590	5.70%	255,991	2007
	12.739345	12.987757	1.95%	265,418	2006
	12.505084	12.739345	1.87%	312,891	2005
	12.275758	12.505084	1.87%	367,626	2004
	12.199721	12.275758	0.62%	442,539	2003
	11.142753	12.199721	9.49%	521,027	2002
	10.531983	11.142753	5.80%	178,435	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.103661	8.376797	17.92%	37,921	2007
	6.782293	7.103661	4.74%	38,573	2006
	6.455208	6.782293	5.07%	47,131	2005
	6.050040	6.455208	6.70%	48,383	2004
	4.620133	6.050040	30.95%	50,363	2003
	6.570618	4.620133	-29.68%	53,103	2002
	9.269045	6.570618	-29.11%	26,804	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.120637	14.654536	11.69%	14,686	2007
	12.949779	13.120637	1.32%	14,091	2006
	12.106650	12.949779	6.96%	14,289	2005
	11.379720	12.106650	6.39%	10,874	2004
	8.433972	11.379720	34.93%	7,456	2003
	10.000000	8.433972	-15.66%	3,125	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.864484	11.723228	7.90%	5,467	2007
	10.000000	10.864484	8.64%	1,551	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.641531	12.101477	3.95%	9,081	2007
	11.115251	11.641531	4.73%	33,350	2006
	10.906285	11.115251	1.92%	35,027	2005
	10.564049	10.906285	3.24%	45,188	2004
	9.923961	10.564049	6.45%	56,894	2003
	10.000000	9.923961	-0.76%	44,964	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.447195	12.997689	4.42%	80,411	2007
	11.636906	12.447195	6.96%	69,688	2006
	11.289284	11.636906	3.08%	116,725	2005
	10.679239	11.289284	5.71%	170,912	2004
	9.521061	10.679239	12.16%	162,964	2003
	10.000000	9.521061	-4.79%	134,019	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.186120	13.743287	4.23%	109,001	2007
	12.003325	13.186120	9.85%	166,511	2006
	11.549873	12.003325	3.93%	192,386	2005
	10.688646	11.549873	8.06%	172,443	2004
	9.025163	10.688646	18.43%	142,743	2003
	10.000000	9.025163	-9.75%	143,986	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.145692	14.811897	4.71%	123,715	2007
	12.518467	14.145692	13.00%	146,266	2006
	11.851157	12.518467	5.63%	149,488	2005
	10.717277	11.851157	10.58%	88,748	2004
	8.578257	10.717277	24.94%	14,258	2003
	10.000000	8.578257	-14.22%	20,453	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.778924	15.446943	4.52%	2,322	2007
	12.818377	14.778924	15.29%	12,297	2006
	12.038453	12.818377	6.48%	12,297	2005
	10.702064	12.038453	12.49%	13,478	2004
	8.226725	10.702064	30.09%	11,965	2003
	10.000000	8.226725	-17.73%	10,971	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.193402	16.338247	7.54%	23,015	2007
	14.012437	15.193402	8.43%	26,339	2006
	12.942757	14.012437	8.26%	29,632	2005
	11.375146	12.942757	13.78%	45,412	2004
	8.228218	11.375146	38.25%	40,513	2003
	13.242999	8.228218	-37.87%	34,716	2002
	19.264494	13.242999	-31.26%	23,284	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.556798	26.054702	6.10%	67,130	2007
	22.651820	24.556798	8.41%	71,657	2006
	20.482702	22.651820	10.59%	78,004	2005
	17.940543	20.482702	14.17%	83,387	2004
	13.505833	17.940543	32.84%	102,676	2003
	16.164624	13.505833	-16.45%	94,179	2002
	16.603938	16.164624	-2.65%	14.805	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.485385	11.872477	3.37%	253,094	2007
	11.137564	11.485385	3.12%	278,210	2006
	10.996174	11.137564	1.29%	302,851	2005
	11.056941	10.996174	-0.55%	263,985	2004
	11.138565	10.056941	-0.73%	335,277	2003
	11.155845	11.138565	-0.15%	574,771	2002
	10.916008	11.155845	2.20%	283,524	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.894163	22.230070	1.53%	23,294	2007
	18.080291	21.894163	21.09%	19,669	2006
	16.355551	18.080291	10.55%	7,388	2005
	13.786097	16.355551	18.64%	3,053	2004
	10.000000	13.786097	37.86%	1,202	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.649135	16.941859	8.26%	49,701	2007
	15.369821	15.649135	1.82%	55,020	2006
	14.413376	15.369821	6.64%	61,347	2005
	12.882319	14.413376	11.88%	67,848	2004
	9.725788	12.882319	32.46%	74,069	2003
	14.778663	9.725788	-34.19%	75,818	2002
	16.803658	14.778663	-12.05%	28,099	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	34.336874	31.535594	-8.16%	54,164	2007
	29.673774	34.336874	15.71%	60,894	2006
	29.181930	29.673774	1.69%	68,007	2005
	25.218705	29.181930	15.72%	76,251	2004
	16.297452	25.218705	54.74%	89,339	2003
	22.681958	16.297452	-28.15%	96,921	2002
	17.925387	22.681958	26.54%	40,059	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.765664	27.972742	0.75%	69,967	2007
	25.120487	27.765664	10.53%	67,578	2006
	22.670814	25.120487	10.81%	73,335	2005
	19.308104	22.670814	17.42%	76,138	2004
	13.879545	19.308104	39.11%	82,552	2003
	17.018889	13.879545	-18.45%	85,253	2002
	18.493168	17.018889	-7.97%	26,756	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.013068	14.953776	6.71%	55,242	2007
	12.500702	14.013068	12.10%	62,303	2006
	11.793631	12.500702	6.00%	76,575	2005
	10.892809	11.793631	8.27%	85,084	2004
	8.659317	10.892809	25.79%	95,785	2003
	10.621089	8.659317	-18.47%	97,084	2002
	12.210612	10.621089	-13.02%	33,669	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.508469	18.166523	10.04%	3,154	2007
	14.410316	16.508469	14.56%	9,875	2006
	13.242898	14.410316	8.82%	9,070	2005
	11.302428	13.242898	17.17%	7,827	2004
	9.122198	11.302428	23.90%	0	2003
	10.000000	9.122198	-8.78%	2,669	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.244266	3.843284	18.46%	1,568	2007
	2.958151	3.244266	9.67%	1,877	2006
	3.014096	2.958151	-1.86%	2,229	2005
	2.929016	3.014096	2.90%	2,428	2004
	1.912655	2.929016	53.14%	2,609	2003
	3.388600	1.912655	-43.56%	2,830	2002
	5.997839	3.388600	-43.50%	2,135	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.068039	14.307230	18.55%	7,746	2007
	11.012312	12.068039	9.59%	9,340	2006
	11.220122	11.012312	-1.85%	10,489	2005
	10.907006	11.220122	2.87%	11,314	2004
	7.124249	10.907006	53.10%	10,004	2003
	10.000000	7.124249	-28.76%	781	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.565472	16.383095	20.77%	6,022	2007
	13.790289	13.565472	-1.63%	11,075	2006
	12.481854	13.790289	10.48%	18,289	2005
	11.252208	12.481854	10.93%	16,023	2004
	7.484456	11.252208	50.34%	13,425	2003
	10.000000	7.484456	-25.16%	2,404	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.800459	13.311361	-3.54%	82,481	2007
	12.069113	13.800459	14.35%	79,880	2006
	11.735400	12.069113	2.84%	100,103	2005
	10.124293	11.735400	15.91%	105,823	2004
	7.808298	10.124293	29.66%	87,240	2003
	10.573946	7.808298	-26.16%	63,404	2002
	12.202501	10.573946	-13.35%	11,990	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.085245	14.536664	3.20%	51,701	2007
	13.618583	14.085245	3.43%	58,181	2006
	13.509902	13.618583	0.80%	52,404	2005
	12.854836	13.509902	5.10%	60,638	2004
	11.622486	12.854836	10.60%	67,286	2003
	10.989466	11.622486	5.76%	72,919	2002
	10.692772	10.989466	2.77%	28,293	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	17.046145	19.193963	12.60%	152,862	2007
	16.006534	17.046145	6.49%	174,250	2006
	15.437819	16.006534	3.68%	193,936	2005
	14.633993	15.437819	5.49%	220,193	2004
	11.328575	14.633993	29.18%	241,300	2003
	15.700970	11.328575	-27.85%	250,187	2002
	18.207193	15.700970	-13.77%	115,203	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.904136	22.976209	4.89%	47,164	2007
	18.865932	21.904136	16.10%	43,542	2006
	16.725308	18.865932	12.80%	54,130	2005
	14.223775	16.725308	17.59%	38,407	2004
	10.000000	14.223775	42.24%	24,552	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.767875	14.439213	4.88%	103,441	2007
	11.857869	13.767875	16.11%	118,216	2006
	10.515171	11.857869	12.77%	131,014	2005
	8.944883	10.515171	17.56%	175,911	2004
	6.339745	8.944883	41.09%	198,282	2003
	8.253527	6.339745	-23.19%	256,983	2002
	9.512275	8.253527	-13.23%	114,047	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	1,427	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.150935	15.606456	3.01%	194,592	2007
	13.351587	15.150935	13.48%	217,007	2006
	12.770576	13.351587	4.55%	229,428	2005
	11.826595	12.770576	7.98%	263,107	2004
	9.460540	11.826595	25.01%	269,022	2003
	11.810153	9.460540	-19.89%	264,597	2002
	13.326790	11.810153	-11.38%	125,345	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.004288	9.749103	-2.55%	5,554	2007
	10.000000	10.004288	0.04%	738	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.640228	17.453795	4.89%	31,780	2007
	16.383114	16.640228	1.57%	32,536	2006
	14.784164	16.383114	10.82%	34,618	2005
	12.511950	14.784164	18.16%	37,560	2004
	10.098682	12.511950	23.90%	39,772	2003
	14.177025	10.098682	-28.77%	45,895	2002
	20.910873	14.177025	-32.20%	30,219	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.547336	11.703575	10.96%	1,352	2007
	10.000000	10.547336	5.47%	530	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.994446	11.173803	1.63%	3,967	2007
	10.000000	10.994446	9.94%	3,170	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.248738	10.638134	3.80%	1,416	2007
	10.000000	10.248738	2.49%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.406425	10.824988	4.02%	4,018	2007
	10.000000	10.406425	4.06%	3,910	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.989172	32.565389	5.09%	2,947	2007
	28.348378	30.989172	9.32%	3,576	2006
	25.599081	28.348378	10.74%	3,721	2005
	23.577028	25.599081	8.58%	3,795	2004
	18.691227	23.577028	26.14%	4,886	2003
	17.347230	18.691227	7.75%	4,337	2002
	15.972670	17.347230	8.61%	144	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.553348	10.349659	21.00%	72,771	2007
	7.934214	8.553348	7.80%	90,326	2006
	6.840662	7.934214	15.99%	97,037	2005
	5.702665	6.840662	19.96%	117,609	2004
	4.077618	5.702665	39.85%	106,660	2003
	6.004330	4.077618	-32.09%	119,946	2002
	8.611387	6.004330	-30.27%	58,049	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	38.145000	31.203748	-18.20%	54,408	2007
	28.008985	38.145000	36.19%	56,347	2006
	24.255162	28.008985	15.48%	62,859	2005
	18.026245	24.255162	34.55%	70,912	2004
	13.288079	18.026245	35.66%	83,767	2003
	13.576808	13.288079	-2.13%	82,097	2002
	12.530461	13.576808	8.35%	31,763	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.589129	30.653451	35.70%	2,905	2007
	16.409772	22.589129	37.66%	9,834	2006
	12.614189	16.409772	30.09%	9,461	2005
	10.000000	12.614189	26.14%	11,592	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.936453	61.000464	35.75%	2,897	2007
	32.653846	44.936453	37.61%	2,931	2006
	25.075792	32.653846	30.22%	3,192	2005
	20.191153	25.075792	24.19%	3,409	2004
	13.274041	20.191153	52.11%	5,489	2003
	13.857976	13.274041	-4.21%	9,443	2002
	14.308006	13.857976	-3.15%	1,135	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.918869	32.855614	43.36%	2,369	2007
	18.654364	22.918869	22.86%	6,317	2006
	12.471404	18.654364	49.58%	8,308	2005
	10.000000	12.471404	24.71%	8,971	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	35.422343	50.790086	43.38%	9,363	2007
	28.841712	35.422343	22.82%	9,703	2006
	19.275174	28.841712	49.63%	9,703	2005
	15.728084	19.275174	22.55%	12,483	2004
	11.011517	15.728084	42.83%	17,636	2003
	11.487829	11.011517	-4.15%	18,182	2002
	13.004291	11.487829	-11.66%	10,090	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.699717	13.774088	8.46%	0	2007
	11.323811	12.699717	12.15%	0	2006
	10.555138	11.323811	7.28%	0	2005
	9.756507	10.555138	8.19%	0	2004
	7.327517	9.756507	33.15%	0	2003
	9.702589	7.327517	-24.48%	0	2002
	9.804985	9.702589	-1.04%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.467052	13.113600	5.19%	183,461	2007
	11.261190	12.467052	10.71%	208,811	2006
	10.580589	11.261190	6.43%	217,100	2005
	9.072318	10.580589	16.62%	252,752	2004
	6.712333	9.072318	35.16%	293,627	2003
	9.297902	6.712333	-27.81%	320,192	2002
	9.788444	9.297902	-5.01%	143,805	2001*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.548182	12.527488	-0.16%	0	2007
	11.279089	12.548182	11.25%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.807776	12.994210	10.05%	0	2007
	11.302400	11.807776	4.47%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.603656	14.811811	8.88%	2,798	2007
	11.879131	13.603656	14.52%	3,984	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.465441	15.221926	-1.57%	85,632	2007
	13.409003	15.465441	15.34%	104,170	2006
	13.010107	13.409003	3.07%	119,042	2005
	11.689405	13.010107	11.30%	139,183	2004
	9.174309	11.689405	27.41%	153,220	2003
	11.551890	9.174309	-20.58%	147,101	2002
	12.797950	11.551890	-9.74%	138,830	2001
	14.534695	12.797950	-11.95%	80,711	2000
	12.502898	14.534695	16.25%	4,815	1999
	10.000000	12.502898	25.03%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.648726	19.358592	16.28%	36,316	2007
	13.518429	16.648726	23.16%	53,388	2006
	12.117584	13.518429	11.56%	57,563	2005
	10.704526	12.117584	13.20%	81,455	2004
	8.728132	10.704526	22.64%	96,574	2003
	11.128268	8.728132	-21.57%	114,260	2002
	15.953179	11.128268	-30.24%	157,188	2001
	19.471172	15.953179	-18.07%	94,633	2000
	12.049887	19.471172	61.59%	24,626	1999
	10.000000	12.049887	20.50%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.323780	17.817993	16.28%	25,299	2007
	12.442593	15.323780	23.16%	26,692	2006
	11.168399	12.442593	11.41%	29,566	2005
	9.852618	11.168399	13.35%	32,319	2004
	8.033520	9.852618	22.64%	24,766	2003
	10.000000	8.033520	-19.66%	12,209	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.042287	10.625020	-3.78%	5,026	2007
	10.000000	11.042287	10.42%	317	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.233219	12.197158	19.19%	5,845	2007
	10.740502	10.233219	-4.72%	7,721	2006
	10.672474	10.740502	0.64%	10,265	2005
	9.789838	10.672474	9.02%	12,583	2004
	7.957490	9.789838	23.03%	3,646	2003
	10.000000	7.957490	-20.43%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.190011	19.798017	-6.57%	124,041	2007
	18.129889	21.190011	16.88%	145,288	2006
	17.523098	18.129889	3.46%	155,581	2005
	15.559667	17.523098	12.62%	158,225	2004
	12.249189	15.559667	27.03%	164,209	2003
	14.232053	12.249189	-13.93%	157,564	2002
	12.807784	14.232053	11.12%	114,579	2001
	11.005082	12.807784	16.38%	31,072	2000
	11.268440	11.005082	-2.34%	929	1999
	10.000000	11.268440	12.68%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.530785	13.120619	37.67%	3,158	2007
	10.000000	9.530785	-4.69%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.663455	11.499777	7.84%	8,435	2007
	10.656245	10.663455	0.07%	15,917	2006
	10.651623	10.656245	0.04%	11,617	2005
	10.219974	10.651623	4.22%	37,241	2004
	10.000000	10.219974	2.20%	4,292	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.213688	15.337288	-5.41%	0	2007
	14.539998	16.213688	11.51%	0	2006
	12.708974	14.539998	14.41%	0	2005
	10.935270	12.708974	16.22%	0	2004
	7.518453	10.935270	45.45%	0	2003
	11.592951	7.518453	-35.15%	0	2002
	16.494084	11.592951	-29.71%	0	2001
	20.656350	16.494084	-20.15%	0	2000
	12.826101	20.656350	61.05%	0	1999
	10.000000	12.826101	28.26%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.403857	17.689487	14.84%	3,729	2007
	13.179340	15.403857	16.88%	3,729	2006
	11.392661	13.179340	15.68%	3,729	2005
	10.080063	11.392661	13.02%	3,729	2004
	7.689031	10.080063	31.10%	3,729	2003
	9.746211	7.689031	-21.11%	3,729	2002
	12.731669	9.746211	-23.45%	3,729	2001
	17.441358	12.731669	-27.00%	3,729	2000
	11.540306	17.441358	51.13%	1,102	1999
	10.000000	11.540306	15.40%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.016535	17.059263	0.25%	0	2007
	14.474136	17.016535	17.57%	1,919	2006
	13.587410	14.474136	6.53%	3,201	2005
	12.388960	13.587410	9.67%	5,320	2004
	10.048782	12.388960	23.29%	5,320	2003
	13.265780	10.048782	-24.25%	3,078	2002
	13.342824	13.265780	-0.58%	3,555	2001
	12.436688	13.342824	7.29%	3,264	2000
	11.884096	12.436688	4.65%	0	1999
	10.000000	11.884096	18.84%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.737340	14.420003	-2.15%	11,155	2007
	13.076669	14.737340	12.70%	15,757	2006
	12.379750	13.076669	5.63%	15,887	2005
	10.311541	12.379750	20.06%	14,978	2004
	7.597901	10.311541	35.72%	18,898	2003
	10.000000	7.597901	-24.02%	3,394	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.911525	11.583691	6.16%	19,520	2007
	10.143929	10.911525	7.57%	23,427	2006
	9.938626	10.143929	2.07%	26,874	2005
	9.499959	9.938626	4.62%	37,856	2004
	7.654150	9.499959	24.12%	43,037	2003
	10.936572	7.654150	-30.01%	54,416	2002
	14.342049	10.936572	-23.74%	97,163	2001
	16.364824	14.342049	-12.36%	68,385	2000
	12.772030	16.364824	29.13%	8,354	1999
	10.000000	12.772030	27.72%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.135644	14.654133	3.67%	144,152	2007
	12.424711	14.135644	13.77%	177,641	2006
	12.048127	12.424711	3.13%	210,711	2005
	11.055229	12.048127	8.98%	307,473	2004
	8.743455	11.055229	26.44%	324,355	2003
	11.433642	8.743455	-23.53%	330,147	2002
	13.219073	11.433642	-13.51%	303,251	2001
	14.792159	13.219073	-10.63%	236,780	2000
	12.451705	14.792159	18.80%	130,897	1999
	10.000000	12.451705	24.52%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.196462	14.979668	5.52%	41,463	2007
	12.373260	14.196462	14.74%	51,550	2006
	12.034289	12.373260	2.82%	54,291	2005
	11.630648	12.034289	3.47%	57,638	2004
	9.744716	11.630648	19.35%	61,809	2003
	11.878721	9.744716	-17.96%	75,485	2002
	13.298747	11.878721	-10.68%	59,420	2001
	13.588614	13.298747	-2.13%	31,636	2000
	12.377494	13.588614	9.78%	7,602	1999
	10.000000	12.377494	23.77%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.291629	9.985894	-2.97%	1,503	2007
	10.000000	10.291629	2.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.114438	13.612057	3.79%	95,755	2007
	12.782592	13.114438	2.60%	182,948	2006
	12.810509	12.782592	-0.22%	203,047	2005
	12.551247	12.810509	2.07%	192,177	2004
	12.176693	12.551247	3.08%	228,723	2003
	11.309545	12.176693	7.67%	135,308	2002
	10.630687	11.309545	6.39%	81,482	2001
	9.770666	10.630687	8.80%	11,893	2000
	10.000000	9.770666	-2.29%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	20.104112	23.267756	15.74%	198,202	2007
	18.289700	20.104112	9.92%	262,135	2006
	15.890209	18.289700	15.10%	280,831	2005
	13.986657	15.890209	13.61%	292,951	2004
	11.062836	13.986657	26.43%	315,602	2003
	12.400091	11.062836	-10.78%	334,512	2002
	14.365961	12.400091	-13.68%	343,313	2001
	15.633362	14.365961	-8.11%	267,440	2000
	12.784276	15.633362	22.29%	47,629	1999
	10.000000	12.784276	27.84%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.364090	13.432461	43.45%	9,835	2007
	10.000000	9.364090	-6.36%	8,450	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.458770	17.439229	-0.11%	203,636	2007
	14.760062	17.458770	18.28%	253,591	2006
	14.168390	14.760062	4.18%	291,200	2005
	12.914155	14.168390	9.71%	308,691	2004
	10.068066	12.914155	28.27%	304,579	2003
	12.314799	10.068066	-18.24%	312,125	2002
	13.173869	12.314799	-6.52%	244,733	2001
	12.347825	13.173869	6.69%	99,488	2000
	11.797885	12.347825	4.66%	16,934	1999
	10.000000	11.797885	17.98%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.498392	11.234050	7.01%	2,476	2007
	10.000000	10.498392	4.98%	4,329	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.518347	11.412998	8.51%	10,719	2007
	10.000000	10.518347	5.18%	397	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.996390	12.114380	21.19%	26,486	2007
	9.637319	9.996390	3.73%	30,393	2006
	8.987214	9.637319	7.23%	36,408	2005
	8.522420	8.987214	5.45%	40,758	2004
	6.672816	8.522420	27.72%	41,488	2003
	8.676041	6.672816	-23.09%	46,167	2002
	10.295564	8.676041	-15.73%	54,394	2001
	12.619265	10.295564	-18.41%	32.541	2000
	12.297109	12.619265	2.62%	11,043	1999
	10.000000	12.297109	22.97%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.396773	15.490725	24.96%	168,680	2007
	11.791270	12.396773	5.14%	197,894	2006
	11.327678	11.791270	4.09%	218,642	2005
	11.136737	11.327678	1.71%	258,859	2004
	8.514851	11.136737	30.79%	265,185	2003
	12.384853	8.514851	-31.25%	275,636	2002
	15.284127	12.384853	-18.97%	325,094	2001
	17.446540	15.284127	-12.39%	252,691	2000
	12.901477	17.446540	35.23%	43,934	1999
	10.000000	12.901477	29.01%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.277015	11.402019	1.11%	43,524	2007
	10.297247	11.277015	9.51%	62,482	2006
	10.196357	10.297247	0.99%	70,370	2005
	9.456304	10.196357	7.83%	79,724	2004
	7.560980	9.456304	25.07%	83,063	2003
	7.408079	7.560980	2.06%	75,205	2002
	8.537159	7.408079	-13.23%	71,554	2001
	11.198884	8.537159	-23.77%	34,419	2000
	10.519957	11.198884	6.45%	4,857	1999
	10.000000	10.519957	5.20%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.737396	11.020864	2.64%	16,095	2007
	10.451062	10.737396	2.74%	24,735	2006
	10.393570	10.451062	0.55%	14,028	2005
	10.114979	10.393570	2.75%	8,783	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.843302	11.196312	13.75%	11,983	2007
	10.000000	9.843302	-1.57%	7,740	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.772964	20.517005	15.44%	10,767	2007
	15.297418	17.772964	16.18%	14,175	2006
	13.053223	15.297418	17.19%	23,735	2005
	11.676982	13.053223	11.79%	25,022	2004
	8.278081	11.676982	41.06%	30,889	2003
	10.550644	8.278081	-21.54%	35,252	2002
	13.606956	10.550644	-22.46%	42,910	2001
	17.085125	13.606956	-20.36%	24,379	2000
	12.175055	17.085125	40.33%	8,652	1999
	10.000000	12.175055	21.75%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.573237	19.135070	15.46%	16,361	2007
	14.264458	16.573237	16.19%	27,822	2006
	12.176620	14.264458	17.15%	26,578	2005
	10.891962	12.176620	11.79%	26,559	2004
	7.718997	10.891962	41.11%	20,289	2004
	10.000000	7.718997	-22.81%	9,133	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.000119	15.601198	4.01%	4,803	2007
	13.105208	15.000119	14.46%	8,214	2006
	12.972801	13.105208	1.02%	9,605	2005
	11.554180	12.972801	12.28%	8,538	2004
	7.433831	11.554180	55.43%	4,599	2003
	10.000000	7.433831	-25.66%	260	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.104529	11.347958	2.19%	12,216	2007
	10.000000	11.104529	11.05%	2,264	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.143557	9.752789	-3.85%	10,465	2007
	10.000000	10.143557	1.44%	4,265	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.655440	13.506531	26.76%	2,708	2007
	10.000000	10.655440	6.55%	1,740	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.843323	12.329457	13.71%	1,839	2007
	10.000000	10.843323	8.43%	1,219	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.435795	11.412418	9.36%	0	2007
	10.000000	10.435795	4.36%	528	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.077968	14.205869	0.91%	44,724	2007
	12.231867	14.077968	15.09%	49,052	2006
	11.370133	12.231867	7.58%	49,437	2005
	10.000000	11.370133	13.70%	4,061	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.492349	11.428589	34.58%	140,679	2007
	7.901043	8.492349	7.48%	172,490	2006
	7.126209	7.901043	10.87%	208,550	2005
	6.132757	7.126209	16.20%	221,558	2004
	5.178331	6.132757	18.43%	275,766	2003
	6.253323	5.178331	-17.19%	389,803	2002
	8.122329	6.253323	-23.01%	438,060	2001
	10.000000	8.122329	-18.78%	345,346	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.888995	4.661468	19.86%	63,609	2007
	3.661446	3.888995	6.21%	84,827	2006
	3.332166	3.661446	9.88%	103,842	2005
	3.363865	3.332166	-0.94%	118,417	2004
	2.331479	3.363865	44.28%	165,029	2003
	4.007355	2.331479	-41.82%	199,736	2002
	6.491188	4.007355	-38.26%	298,469	2001
	10.000000	6.491188	-35.09%	253,929	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.888578	14.256608	19.92%	4,748	2007
	11.181353	11.888578	6.33%	5,315	2006
	10.196210	11.181353	9.66%	4,123	2005
	10.265717	10.196210	-0.68%	5,293	2004
	7.083279	10.265717	44.93%	12,043	2003
	10.000000	7.083279	-29.17%	10,856	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.798006	17.559274	4.53%	0	2007
	15.395190	16.798006	9.11%	0	2006
	14.091268	15.395190	9.25%	0	2005
	12.178822	14.091268	15.70%	0	2004
	10.000000	12.178822	21.79%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.085427	16.499263	26.09%	88,062	2007
	9.059618	13.085427	44.44%	115,136	2006
	6.970674	9.059618	29.97%	140,432	2005
	5.962587	6.970674	16.91%	154,178	2004
	4.499478	5.962587	32.52%	213,081	2003
	6.152979	4.499478	-26.87%	267,698	2002
	8.158972	6.152979	-24.59%	345,597	2001
	10.000000	8.158972	-18.41%	264,842	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.510007	28.394698	26.14%	29,658	2007
	15.577572	22.510007	44.50%	37,167	2006
	11.978709	15.577572	30.04%	37,235	2005
	10.244286	11.978709	16.93%	43,442	2004
	7.729765	10.244286	32.53%	28,394	2003
	10.000000	7.729765	-22.70%	32,904	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.180267	10.505182	3.19%	52,524	2007
	9.918119	10.180267	2.64%	48,308	2006
	9.925486	9.918119	-0.07%	48,598	2005
	9.998725	9.925486	-0.73%	56,753	2004
	10.000000	9.998725	-0.01%	6,476	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.384752	15.243699	5.97%	5,055	2007
	12.118222	14.384752	18.70%	2,400	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.015019	19.054203	5.77%	22,687	2007
	16.130788	18.015019	11.68%	26,824	2006
	15.107957	16.130788	6.77%	30,795	2005
	13.243553	15.107957	14.08%	33,797	2004
	10.204085	13.243553	29.79%	37,758	2003
	14.084942	10.204085	-27.55%	37,071	2002
	14.519679	14.084942	-2.99%	36,543	2001
	14.574691	14.519679	-0.38%	20,174	2000
	12.874049	14.574691	13.21%	4,594	1999
	10.000000	12.874049	28.74%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.344546	10.515925	1.66%	348	2007
	10.000000	10.344546	3.45%	348	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.363480	22.161214	20.68%	40,140	2007
	16.253984	18.363480	12.98%	56,746	2006
	14.507227	16.253984	12.04%	66,873	2005
	12.663026	14.507227	14.56%	74,739	2004
	10.037926	12.663026	26.15%	77,087	2003
	14.422615	10.037926	-30.40%	78,872	2002
	19.433420	14.422615	-25.78%	86,019	2001
	21.318413	19.433420	-8.84%	60,505	2000
	14.063808	21.318413	51.58%	2,446	1999
	10.000000	14.063808	40.64%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.817070	19.186615	7.69%	42,883	2007
	16.115010	17.817070	10.56%	51,981	2006
	13.858698	16.115010	16.28%	53,953	2005
	11.825710	13.858698	17.19%	23,296	2004
	8.887227	11.825710	33.06%	23,508	2003
	11.894405	8.887227	-25.28%	21,694	2002
	12.428094	11.894405	-4.29%	13,128	2001
	12.528364	12.428094	-0.80%	7,033	2000
	11.846069	12.528364	5.76%	3,665	1999
	10.000000	11.846069	18.46%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.166351	10.318755	1.50%	841	2007
	10.000000	10.166351	1.66%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.286513	14.082459	5.99%	380	2007
	11.862757	13.286513	12.00%	380	2006
	11.270076	11.862757	5.26%	380	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.451726	10.926297	4.54%	12,086	2007
	10.000000	10.451726	4.52%	10,148	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.433824	10.582931	1.43%	366	2007
	10.000000	10.433824	4.34%	3,990	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.734006	12.090799	12.64%	832	2007
	10.000000	10.734006	7.34%	1,879	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.261053	11.308815	10.21%	18,054	2007
	10.000000	10.261053	2.61%	16,810	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.207908	14.432295	1.58%	33,297	2007
	13.040874	14.207908	8.95%	37,549	2006
	12.931102	13.040874	0.85%	42,260	2005
	11.924059	12.931102	8.45%	50,202	2004
	9.900524	11.924059	20.44%	66,674	2003
	9.737236	9.900524	1.68%	55,099	2002
	9.486372	9.737236	2.64%	37,996	2001
	10.499020	9.486372	-9.65%	6,505	2000
	10.329379	10.499020	1.64%	845	1999
	10.000000	10.329379	3.29%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.369143	11.552447	1.61%	11,372	2007
	10.435727	11.369143	8.94%	15,434	2006
	10.000000	10.435727	4.36%	10,603	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.058810	33.063004	43.39%	123	2007
	17.121952	23.058810	34.67%	136	2006
	13.104750	17.121952	30.65%	136	2005
	11.018589	13.104750	18.93%	136	2004
	6.768606	11.018589	62.79%	136	2003
	8.106355	6.768606	-16.50%	784	2002
	8.680573	8.106355	-6.61%	307	2001
	10.000000	8.680573	-13.19%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.521530	36.586463	43.36%	14,829	2007
	18.960812	25.521530	34.60%	19,492	2006
	14.510224	18.960812	30.67%	19,187	2005
	12.198995	14.510224	18.95%	11,221	2004
	7.495729	12.198995	62.75%	11,325	2003
	10.000000	7.495729	-25.04%	2,130	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.616464	20.889061	18.58%	3,710	2007
	12.997702	17.616464	35.54%	5,035	2006
	12.392247	12.997702	4.89%	4,067	2005
	9.681501	12.392247	28.00%	2,058	2004
	7.915587	9.681501	22.31%	846	2003
	10.000000	7.915587	-20.84%	119	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.221441	15.304786	25.23%	0	2007
	9.330986	12.221441	30.98%	0	2006
	7.274894	9.330986	28.26%	0	2005
	6.467638	7.274894	12.48%	0	2004
	4.841394	6.467638	33.59%	0	2003
	6.476357	4.841394	-25.25%	0	2002
	9.216139	6.476357	-29.73%	0	2001
	10.000000	9.216139	-7.84%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.558384	24.493336	25.23%	49,960	2007
	14.934305	19.558384	30.96%	48,775	2006
	11.646653	14.934305	28.23%	45,352	2005
	10.339912	11.646653	12.64%	6,142	2004
	7.756602	10.339912	33.30%	2,700	2003
	10.000000	7.756602	-22.43%	1,503	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.687268	19.706262	18.09%	4,976	2007
	13.457619	16.687268	24.00%	4,976	2006
	11.448092	13.457619	17.55%	5,563	2005
	10.048253	11.448092	13.93%	5,594	2004
	7.497562	10.048253	34.02%	5,850	2003
	10.202185	7.497562	-26.51%	8,317	2002
	12.758477	10.202185	-20.04%	7,582	2001
	14.771891	12.758477	-13.63%	57,683	2000
	12.199950	14.771891	21.08%	2,843	1999
	10.000000	12.199950	22.00%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.487719	26.565458	18.13%	850	2007
	18.145506	22.487719	23.93%	930	2006
	15.435931	18.145506	17.55%	1,113	2005
	13.548477	15.435931	13.93%	1,055	2004
	10.000000	13.548477	35.48%	1,235	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.867112	12.228766	3.05%	26,785	2007
	10.732682	11.867112	10.57%	38,686	2006
	10.625505	10.732682	1.01%	49,882	2005
	9.943010	10.625505	6.86%	54,794	2004
	8.524600	9.943010	16.64%	52,128	2003
	9.869728	8.524600	-13.63%	33,073	2002
	10.403190	9.869728	-5.13%	35,966	2001
	10.597955	10.403190	-1.84%	23,722	2000
	10.666693	10.597955	-0.64%	5,671	1999
	10.000000	10.666693	6.67%	0	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.981633	18.485638	-2.61%	413	2007
	16.013293	18.981633	18.54%	0	2006
	14.622915	16.013293	9.51%	684	2005
	12.256137	14.622915	19.31%	726	2004
	8.795864	12.256137	39.34%	310	2003
	10.000000	8.795864	-12.04%	167	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.825824	13.536704	5.54%	127,623	2007
	12.599616	12.825824	1.80%	225,759	2006
	12.386709	12.599616	1.72%	238,748	2005
	12.178075	12.386709	1.71%	251,682	2004
	12.121079	12.178075	0.47%	311,150	2003
	11.087778	12.121079	9.32%	283,557	2002
	10.496056	11.087778	5.64%	139,142	2001
	9.467860	10.496056	10.86%	57,683	2000
	9.843122	9.467860	-3.81%	2,080	1999
	10.000000	9.843122	-1.57%	0	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.015054	8.259649	17.74%	27,484	2007
	6.707862	7.015054	4.58%	27,907	2006
	6.394073	6.707862	4.91%	30,647	2005
	6.001871	6.394073	6.53%	33,639	2004
	4.590315	6.001871	30.75%	33,720	2003
	6.538172	4.590315	-29.79%	33,312	2002
	9.237443	6.538172	-29.22%	33,999	2001
	17.764281	9.237443	-27.63%	39,235	2000
	12.427070	17.764281	2.71%	17,353	1999
	10.000000	12.427070	24.27%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.022665	14.522885	11.52%	4,280	2007
	12.872588	13.022665	1.17%	9,136	2006
	12.052762	12.872588	6.80%	8,232	2005
	11.346316	12.052762	6.23%	43,446	2004
	8.422011	11.346316	34.72%	36,687	2003
	10.000000	8.422011	-15.78%	4,228	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.853520	11.693487	7.74%	2,424	2007
	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.554601	11.992742	3.79%	8,575	2007
	11.049006	11.554601	4.58%	8,329	2006
	10.857746	11.049006	1.76%	17,007	2005
	10.533052	10.857746	3.08%	268,515	2004
	9.909899	10.533052	6.29%	277,581	2003
	10.000000	9.909899	-0.90%	70,756	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.354247	12.880912	4.26%	26,719	2007
	11.567555	12.354247	6.80%	28,606	2006
	11.239043	11.567555	2.92%	32,148	2005
	10.647898	11.239043	5.55%	515,963	2004
	9.507569	10.647898	11.99%	516,547	2003
	10.000000	9.507569	-4.92%	147,104	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.087664	13.619819	4.07%	82,390	2007
	11.931793	13.087664	9.69%	96,866	2006
	11.498473	11.931793	3.77%	104,393	2005
	10.657265	11.498473	7.89%	778,340	2004
	9.012363	10.657265	18.25%	725,544	2003
	10.000000	9.012363	-9.88%	206,887	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.040065	14.678830	4.55%	75,822	2007
	12.443859	14.040065	12.83%	108,900	2006
	11.798411	12.443859	5.47%	127,805	2005
	10.685816	11.798411	10.41%	458,275	2004
	8.566085	10.685816	24.75%	396,256	2003
	10.000000	8.566085	-14.34%	177,512	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.668581	15.308184	4.36%	45,343	2007
	12.741978	14.668581	15.12%	53,832	2006
	11.984875	12.741978	6.32%	58,943	2005
	10.670649	11.984875	12.32%	72,009	2004
	8.215054	10.670649	29.89%	68,174	2003
	10.000000	8.215054	-17.85%	32,913	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.003891	16.109780	7.37%	33,928	2007
	13.858670	15.003891	8.26%	40,162	2006
	12.820158	13.858670	8.10%	45,580	2005
	11.284555	12.820158	13.61%	66,372	2004
	8.175099	11.284555	38.04%	68,401	2003
	13.177611	8.175099	-37.96%	67,683	2002
	19.198852	13.177611	-31.56%	53,264	2001
	23.032196	19.198852	-16.64%	49,523	2000
	12.655972	23.032196	81.99%	14,976	1999
	10.000000	12.655972	26.56%	0	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.250660	25.690552	5.94%	41,184	2007
	22.403405	24.250660	8.25%	51,380	2006
	20.288824	22.403405	10.42%	65,115	2005
	17.797782	20.288824	14.00%	68,667	2004
	13.418734	17.797782	32.63%	72,276	2003
	16.084876	13.418734	-16.58%	59,629	2002
	16.547367	16.084876	-2.79%	48,561	2001
	14.580726	16.547367	13.49%	14,711	2000
	12.241505	14.580726	19.11%	923	1999
	10.000000	12.241505	22.42%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.342165	11.706507	3.21%	270,736	2007
	11.015384	11.342165	2.97%	218,991	2006
	10.892063	11.015384	1.13%	203,272	2005
	10.968931	10.892063	-0.70%	520,256	2004
	11.066732	10.968931	-0.88%	662,052	2003
	11.100780	11.066732	-0.31%	909,013	2002
	10.878760	11.100780	2.04%	574,816	2001
	10.415808	10.878760	4.44%	305,545	2000
	10.085474	10.415808	3.28%	44,119	1999
	10.000000	10.085474	0.85%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.772574	22.072817	1.38%	18,853	2007
	18.007172	21.772574	20.91%	23,644	2006
	16.314137	18.007172	10.38%	25,090	2005
	13.772107	16.314137	18.46%	14,873	2004
	10.000000	13.772107	37.72%	4,287	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.467798	16.719936	8.10%	14,130	2007
	15.214808	15.467798	1.66%	19,639	2006
	14.289660	15.214808	6.47%	26,859	2005
	12.791193	14.289660	11.71%	46,279	2004
	9.671672	12.791193	32.25%	49,920	2003
	14.718863	9.671672	-34.29%	40,263	2002
	16.761357	14.718863	-12.19%	38,964	2001
	20.297724	16.761357	-17.42%	24,488	2000
	10.000000	20.297724	10.98%	15,068	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.908952	31.094922	-8.30%	39,507	2007
	29.348465	33.908952	15.54%	48,731	2006
	28.905822	29.348465	1.53%	59,866	2005
	25.018122	28.905822	15.54%	65,279	2004
	16.192394	25.018122	54.51%	69,235	2003
	22.570133	16.192394	-28.26%	72,343	2002
	17.864340	22.570133	26.34%	56,807	2001
	16.308373	17.864340	9.54%	24,375	2000
	12.951308	16.308373	25.92%	11,682	1999
	10.000000	12.951308	29.51%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.419590	27.581842	0.59%	49,792	2007
	24.845062	27.419590	10.36%	65,387	2006
	22.456273	24.845062	10.64%	72,744	2005
	19.154484	22.456273	17.24%	76,373	2004
	13.790055	19.154484	38.90%	86,664	2003
	16.934952	13.790055	-18.57%	97,920	2002
	18.430186	16.934952	-8.11%	79,628	2001
	17.180698	18.430186	7.27%	45,866	2000
	12.110854	17.180698	41.86%	1,372	1999
	10.000000	12.110854	21.11%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.838380	14.744782	6.55%	47,703	2007
	12.363615	13.838380	11.93%	66,988	2006
	11.682001	12.363615	5.83%	73,750	2005
	10.806133	11.682001	8.11%	79,410	2004
	8.603482	10.806133	25.60%	101,981	2003
	10.568710	8.603482	-18.59%	145,811	2002
	12.169023	10.568710	-13.15%	144,541	2001
	12.620906	12.169023	-3.58%	82,124	2000
	11.981226	12.620906	5.34%	1,493	1999
	10.000000	11.981226	19.81%	0	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.385241	18.003353	9.88%	7,765	2007
	14.324469	16.385241	14.39%	9,378	2006
	13.183976	14.324469	8.65%	8,784	2005
	11.269271	13.183976	16.99%	3,437	2004
	9.109258	11.269271	23.71%	3,530	2003
	10.000000	9.109258	-8.91%	4,029	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.213573	3.801112	18.28%	3,065	2007
	2.934614	3.213573	9.51%	3,065	2006
	2.994660	2.934614	-2.01%	3,065	2005
	2.914558	2.994660	2.75%	3,065	2004
	1.906091	2.914558	52.91%	5,147	2003
	3.382136	1.906091	-43.64%	14,556	2002
	5.995625	3.382136	-43.59%	14,473	2001
	10.000000	5.995625	-40.04%	8,691	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.982716	14.184359	18.37%	1,831	2007
	10.951058	11.982716	9.42%	2,481	2006
	11.174663	10.951058	-2.00%	3,951	2005
	10.879360	11.174663	2.71%	4,464	2004
	7.116977	10.879360	52.86%	3,082	2003
	10.000000	7.116977	-28.83%	232	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.464193	16.235926	20.59%	5,504	2007
	13.708128	13.464193	-1.78%	6,100	2006
	12.426323	13.708128	10.32%	13,283	2005
	11.219200	12.426323	10.76%	35,448	2004
	7.473837	11.219200	50.11%	72,741	2003
	10.000000	7.473837	-25.26%	1,605	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.628411	13.125312	-3.69%	54,180	2007
	11.936752	13.628411	14.17%	89,440	2006
	11.624315	11.936752	2.69%	98,139	2005
	10.043723	11.624315	15.74%	91,958	2004
	7.757941	10.043723	29.46%	64,077	2003
	10.521790	7.757941	-26.27%	25,295	2002
	12.160926	10.521790	-13.48%	11,881	2001
	13.812331	12.160926	-11.96%	8,650	2000
	11.834345	13.812331	16.71%	0	1999
	10.000000	11.834345	18.34%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.909639	14.333485	3.05%	59,304	2007
	13.469205	13.909639	3.27%	69,876	2006
	13.382009	13.469205	0.65%	78,459	2005
	12.752538	13.382009	4.94%	137,242	2004
	11.547565	12.752538	10.43%	142,847	2003
	10.935239	11.547565	5.60%	78,722	2002
	10.656316	10.935239	2.62%	46,179	2001
	10.238786	10.656316	4.08%	22,642	2000
	10.235484	10.238786	0.03%	510	1999
	10.000000	10.235484	2.35%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.833637	18.925714	12.43%	130,209	2007
	15.830998	16.833637	6.33%	151,466	2006
	15.291700	15.830998	3.53%	174,768	2005
	14.517548	15.291700	5.33%	201,850	2004
	11.255526	14.517548	28.98%	208,648	2003
	15.623539	11.255526	-27.96%	224,885	2002
	18.145209	15.623539	-13.90%	173,799	2001
	18.462618	18.145209	-1.72%	98,409	2000
	13.231670	18.462618	39.53%	10,776	1999
	10.000000	13.231670	32.23%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.782493	22.813666	4.73%	32,863	2007
	18.789648	21.782493	15.93%	40,688	2006
	16.682960	18.789648	12.63%	42,751	2005
	14.209351	16.682960	17.41%	132,405	2004
	10.000000	14.209351	42.09%	105,563	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.629059	14.271766	4.72%	64,086	2007
	11.756121	13.629059	15.93%	80,852	2006
	10.440758	11.756121	12.60%	90,824	2005
	8.895100	10.440758	17.38%	103,479	2004
	6.314040	8.895100	40.88%	127,299	2003
	8.232600	6.314040	-23.30%	172,012	2002
	9.502715	8.232600	-13.37%	114,951	2001
	10.000000	9.502715	-4.97%	23,614	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.502191	10.333299	-1.61%	1,890	2007
	10.000000	10.502191	5.02%	1,890	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.962113	15.388393	2.85%	176,978	2007
	13.205210	14.962113	13.30%	213,648	2006
	12.649738	13.205210	4.39%	246,718	2005
	11.732516	12.649738	7.82%	234,956	2004
	9.399555	11.732516	24.82%	257,599	2003
	11.751920	9.399555	-20.02%	282,735	2002
	13.281403	11.751920	-11.52%	265,995	2001
	14.779520	13.281403	-10.14%	150,751	2000
	12.328212	14.779520	19.88%	13,115	1999
	10.000000	12.328212	23.28%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.994196	9.724370	-2.70%	4,452	2007
	10.000000	9.994196	-0.06%	3,631	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.432771	17.209838	4.73%	35,473	2007
	16.203447	16.432771	1.42%	52,505	2006
	14.644219	16.203447	10.65%	64,338	2005
	12.412379	14.644219	17.98%	84,939	2004
	10.033548	12.412379	23.71%	97,271	2003
	14.107081	10.033548	-28.88%	103,305	2002
	20.839650	14.107081	-32.31%	133,275	2001
	23.834283	20.839650	-12.56%	103,103	2000
	13.178533	23.834283	80.86%	22,221	1999
	10.000000	13.178533	31.79%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.536702	11.673904	10.79%	2,443	2007
	10.000000	10.536702	5.37%	1,411	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.983371	11.145496	1.48%	3,574	2007
	10.000000	10.983371	9.83%	3,249	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.238277	10.611026	3.64%	0	2007
	10.000000	10.238277	2.38%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	788	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.603032	32.110447	4.93%	1,049	2007
	28.037652	30.603032	9.15%	5,399	2006
	25.356933	28.037652	10.57%	5,763	2005
	23.389566	25.356933	8.41%	5,866	2004
	18.570832	23.389566	25.95%	6,052	2003
	17.261739	18.570832	7.58%	6,804	2002
	15.918288	17.261739	8.44%	4,812	2001
	14.507420	15.918288	9.73%	4,452	2000
	11.383996	14.507420	27.44%	0	1999
	10.000000	11.383996	13.84%	0	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.467069	10.229590	20.82%	52,895	2007
	7.866116	8.467069	7.64%	66,249	2006
	6.792239	7.866116	15.81%	75,487	2005
	5.670913	6.792239	19.77%	88,969	2004
	4.061066	5.670913	39.64%	92,107	2003
	5.989084	4.061066	-32.19%	114,120	2002
	8.602719	5.989084	-30.38%	117,224	2001
	10.000000	8.602719	-13.97%	54,837	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.669761	30.767842	-18.32%	47,940	2007
	27.701981	37.669761	35.98%	57,167	2006
	24.025710	27.701981	15.30%	65,149	2005
	17.882880	24.025710	34.35%	90,767	2004
	13.202435	17.882880	35.45%	106,953	2003
	13.509845	13.202435	-2.28%	74,898	2002
	12.487759	13.509845	8.18%	37,313	2001
	10.000000	12.487759	3.88%	8,847	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.498101	30.483292	35.49%	2,042	2007
	16.368454	22.498101	37.45%	2,126	2006
	12.601515	16.368454	29.89%	604	2005
	10.000000	12.601515	26.02%	520	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.376351	60.148122	35.54%	6,887	2007
	32.295777	44.376351	37.41%	7,019	2006
	24.838435	32.295777	30.02%	7,989	2005
	20.030473	24.838435	24.00%	8,852	2004
	13.188423	20.030473	51.88%	9,929	2003
	13.789595	13.188423	-4.36%	11,600	2002
	14.259243	13.789595	-3.29%	9,615	2001
	24.900624	14.259243	-42.74%	6,421	2000
	12.621572	24.900624	97.29%	338	1999
	10.000000	12.621572	26.22%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.826527	32.673221	43.14%	2,179	2007
	18.607412	22.826527	22.67%	3,506	2006
	12.458870	18.607412	49.35%	1,969	2005
	10.000000	12.458870	24.59%	1,296	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.980940	50.080524	43.17%	173	2007
	28.525563	34.980940	22.63%	173	2006
	19.092790	28.525563	49.40%	276	2005
	15.602972	19.092790	22.37%	745	2004
	10.940542	15.602972	42.62%	3,455	2003
	11.431171	10.940542	-4.29%	4,654	2002
	12.959993	11.431171	-11.80%	3,136	2001
	11.809742	12.959993	9.74%	3,431	2000
	9.908503	11.809742	19.19%	0	1999
	10.000000	9.908503	-0.91%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.555891	13.597276	8.29%	3,437	2007
	11.212563	12.555891	11.98%	3,538	2006
	10.467304	11.212563	7.12%	4,494	2005
	9.690056	10.467304	8.02%	4,685	2004
	7.288675	9.690056	32.95%	7,541	2003
	9.665888	7.288675	-24.59%	10,412	2002
	9.782879	9.665888	-1.20%	12,304	2001
	10.045034	9.782879	-2.61%	12,614	2000
	10.000000	10.045034	0.45%	5,099	1999*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.341291	12.961461	5.03%	103,550	2007
	11.164518	12.341291	10.54%	120,985	2006
	10.505672	11.164518	6.27%	149,976	2005
	9.021800	10.505672	16.45%	161,247	2004
	6.685114	9.021800	34.95%	183,437	2003
	9.274332	6.685114	-27.92%	217,118	2002
	9.778601	9.274332	-5.16%	172,074	2001
	10.000000	9.778601	-2.21%	26,794	2000*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.518519	12.491500	-0.22%	0	2007
	11.258131	12.518519	11.20%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.400828	15.150584	-1.62%	91	2007
	13.359736	15.400828	15.28%	91	2006
	12.968874	13.359736	3.01%	472	2005
	11.658279	12.968874	11.24%	2,511	2004
	9.154526	11.658279	27.35%	6,571	2003
	11.532853	9.154526	-20.62%	5,624	2002
	12.783396	11.532853	-9.78%	2,149	2001
	14.525483	12.783396	-11.99%	1,130	2000
	12.501318	14.525483	16.19%	0	1999
	10.000000	12.501318	25.01%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.579251	19.267971	16.22%	0	2007
	13.468827	16.579251	23.09%	0	2006
	12.079221	13.468827	11.50%	0	2005
	10.676053	12.079221	13.14%	0	2004
	8.709328	10.676053	22.58%	5,018	2003
	11.109924	8.709328	-21.61%	6,493	2002
	15.935027	11.109924	-30.28%	10,725	2001
	19.458849	15.935027	-18.11%	11,370	2000
	12.048368	19.458849	61.51%	175	1999
	10.000000	12.048368	20.48%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.287576	17.766815	16.22%	0	2007
	12.419484	15.287576	23.09%	0	2006
	11.153296	12.419484	11.35%	0	2005
	9.844280	11.153296	13.30%	0	2004
	8.030782	9.844280	22.58%	349	2003
	10.000000	8.030782	-19.69%	349	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.038582	10.616031	-3.83%	0	2007
	10.000000	11.038582	10.39%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.209023	12.162112	19.13%	0	2007
	10.720535	10.209023	-4.77%	0	2006
	10.658021	10.720535	0.59%	0	2005
	9.781540	10.658021	8.96%	0	2004
	7.954778	9.781540	22.96%	0	2003
	10.000000	7.954778	-20.45%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.101512	19.705270	-6.62%	937	2007
	18.063317	21.101512	16.82%	1,770	2006
	17.467591	18.063317	3.41%	1,622	2005
	15.518266	17.467591	12.56%	1,101	2004
	12.222795	15.518266	26.96%	2,470	2003
	14.208598	12.222795	-13.98%	5,326	2002
	12.793204	14.208598	11.06%	5,652	2001
	10.998104	12.793204	16.32%	1,285	2000
	11.267010	10.998104	-2.39%	0	1999
	10.000000	11.267010	12.67%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.527574	13.109516	37.60%	0	2007
	10.000000	9.527574	-4.72%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.643627	11.472534	7.79%	1,220	2007
	10.641817	10.643627	0.02%	2,202	2006
	10.642589	10.641817	-0.01%	2,202	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.145913	15.265381	-5.45%	0	2007
	14.486558	16.145913	11.45%	0	2006
	12.668677	14.486558	14.35%	0	2005
	10.906133	12.668677	16.16%	0	2004
	7.502227	10.906133	45.37%	0	2003
	11.573823	7.502227	-35.18%	0	2002
	16.475303	11.573823	-29.75%	0	2001
	20.643272	16.475303	-20.19%	0	2000
	12.824482	20.643272	60.97%	0	1999
	10.000000	12.824482	28.24%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.339479	17.606576	14.78%	0	2007
	13.130907	15.339479	16.82%	0	2006
	11.356540	13.130907	15.62%	0	2005
	10.053206	11.356540	12.96%	0	2004
	7.672436	10.053206	31.03%	0	2003
	9.730126	7.672436	-21.15%	0	2002
	12.717168	9.730126	-23.49%	0	2001
	17.430313	12.717168	-27.04%	0	2000
	11.538849	17.430313	51.06%	0	1999
	10.000000	11.538849	15.39%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	16.945489	16.979367	0.20%	0	2007
	14.420996	16.945489	17.51%	0	2006
	13.544372	14.420996	6.47%	0	2005
	12.355985	13.544372	9.62%	0	2004
	10.027117	12.355985	23.23%	1,949	2003
	13.243925	10.027117	-24.29%	1,949	2002
	13.327642	13.243925	-0.63%	1,949	2001
	12.428801	13.327642	7.23%	1,949	2000
	11.882597	12.428801	4.60%	366	1999
	10.000000	11.882597	18.83%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.702514	14.378592	-2.20%	736	2007
	13.052374	14.702514	12.64%	736	2006
	12.363005	13.052374	5.58%	736	2005
	10.302820	12.363005	20.00%	2,194	2004
	7.595316	10.302820	35.65%	0	2003
	10.000000	7.595316	-24.05%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.865963	11.529422	6.11%	0	2007
	10.106683	10.865963	7.51%	0	2006
	9.907140	10.106683	2.01%	0	2005
	9.474668	9.907140	4.56%	0	2004
	7.637651	9.474668	24.05%	337	2003
	10.918541	7.637651	-30.05%	337	2002
	14.325738	10.918541	-23.78%	12,876	2001
	16.354471	14.325738	-12.40%	12,798	2000
	12.770419	16.354471	28.07%	0	1999
	10.000000	12.770419	27.70%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.076570	14.585446	3.62%	637	2007
	12.379057	14.076570	13.71%	1,877	2006
	12.009933	12.379057	3.07%	1,877	2005
	11.025774	12.009933	8.93%	9,993	2004
	8.724586	11.025774	26.38%	4,789	2003
	11.414791	8.724586	-23.57%	5,454	2002
	13.204037	11.414791	-13.55%	6,239	2001
	14.782794	13.204037	-10.68%	4,966	2000
	12.450128	14.782794	18.74%	762	1999
	10.000000	12.450128	24.50%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.137200	14.909523	5.46%	0	2007
	12.327848	14.137200	14.68%	975	2006
	11.996198	12.327848	2.76%	975	2005
	11.599710	11.996198	3.42%	2,116	2004
	9.723715	11.599710	19.29%	3,887	2003
	11.859151	9.723715	-18.01%	5,506	2002
	13.283611	11.859151	-10.72%	4,531	2001
	13.580004	13.283611	-2.18%	2,912	2000
	12.375935	13.580004	9.73%	337	1999
	10.000000	12.375935	23.76%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.288158	9.977420	-3.02%	0	2007
	10.000000	10.288158	2.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.063536	13.552311	3.74%	2,500	2007
	12.739427	13.063536	2.54%	2,764	2006
	12.773711	12.739427	-0.27%	3,074	2005
	12.521545	12.773711	2.01%	3,413	2004
	12.154048	12.521545	3.02%	2,315	2003
	11.294237	12.154048	7.61%	3,775	2002
	10.621724	11.294237	6.33%	3,881	2001
	9.767363	10.621724	8.75%	1,687	2000
	10.000000	9.767363	-2.33%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	20.020089	23.158696	15.68%	19,026	2007
	18.222498	20.020089	9.86%	29,418	2006
	15.839841	18.222498	15.04%	34,502	2005
	13.949406	15.839841	13.55%	38,065	2004
	11.038967	13.949406	26.37%	39,130	2003
	12.379644	11.038967	-10.83%	38,165	2002
	14.349605	12.379644	-13.73%	34,033	2001
	15.623458	14.349605	-8.15%	35,114	2000
	12.782661	15.623458	22.22%	4,341	1999
	10.000000	12.782661	27.83%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.360928	13.421070	43.37%	0	2007
	10.000000	9.360928	-6.39%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.385893	17.357577	-0.16%	4,304	2007
	14.705887	17.385893	18.22%	17,670	2006
	14.123525	14.705887	4.12%	16,664	2005
	12.879796	14.123525	9.66%	18,487	2004
	10.046372	12.879796	28.20%	19,060	2003
	12.294512	10.046372	-18.29%	17,757	2002
	13.158890	12.294512	-6.57%	7,608	2001
	12.339995	13.158890	6.64%	5,354	2000
	11.796399	12.339995	4.61%	3,242	1999
	10.000000	11.796399	17.96%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.494851	11.224535	6.95%	0	2007
	10.000000	10.494851	4.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.514805	11.403328	8.45%	0	2007
	10.000000	10.514805	5.15%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.534920	11.533156	9.48%	0	2007
	10.000000	10.534920	5.35%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.954596	12.057582	21.13%	0	2007
	9.601897	9.954596	3.67%	0	2006
	8.958732	9.601897	7.18%	0	2005
	8.499719	8.958732	5.40%	0	2004
	6.658420	8.499719	27.65%	0	2003
	8.661731	6.658420	-23.13%	3,104	2002
	10.283843	8.661731	-15.77%	3,729	2001
	12.611273	10.283843	-18.46%	3,589	2000
	12.295562	12.611273	2.57%	3,871	1999
	10.000000	12.295562	22.96%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.345038	15.418206	24.89%	820	2007
	11.748014	12.345038	5.08%	1,651	2006
	11.291830	11.748014	4.04%	3,284	2005
	11.107117	11.291830	1.66%	2,067	2004
	8.496503	11.107117	30.73%	12,831	2003
	12.364452	8.496503	-31.28%	11,738	2002
	15.266755	12.364452	-19.01%	24,288	2001
	17.435504	15.266755	-12.44%	23,066	2000
	12.899854	17.435504	35.16%	276	1999
	10.000000	12.899854	29.00%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.229923	11.348609	1.06%	0	2007
	10.259436	11.229923	9.46%	0	2006
	10.164065	10.259436	0.94%	0	2005
	9.431127	10.164065	7.77%	0	2004
	7.544684	9.431127	25.00%	0	2003
	7.395859	7.544684	2.01%	0	2002
	8.527425	7.395859	-13.27%	0	2001
	11.191773	8.527425	-23.81%	0	2000
	10.518622	11.191773	6.40%	718	1999
	10.000000	10.518622	5.19%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.717458	10.994792	2.59%	0	2007
	10.436937	10.717458	2.69%	0	2006
	10.384779	10.436937	0.50%	0	2005
	10.111553	10.384779	2.70%	0	2004
	10.000000	10.111553	1.12%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.839985	11.186819	13.69%	0	2007
	10.000000	9.839985	-1.60%	103	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.698704	20.420848	15.38%	1,067	2007
	15.241215	17.698704	16.12%	1,239	2006
	13.011854	15.241215	17.13%	2,273	2005
	11.645888	13.011854	11.73%	2,273	2004
	8.260228	11.645888	40.99%	3,191	2003
	10.533247	8.260228	-21.58%	3,191	2002
	13.591466	10.533247	-22.50%	3,191	2001
	17.074312	13.591466	-20.40%	4,506	2000
	12.173522	17.074312	40.26%	190	1999
	10.000000	12.173522	21.74%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.534063	19.080088	15.40%	1,135	2007
	14.237947	16.534063	16.13%	1,743	2006
	12.160149	14.237947	17.09%	1,743	2005
	10.882746	12.160149	11.74%	872	2004
	7.716368	10.882746	41.03%	974	2003
	10.000000	7.716368	-22.84%	250	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.964645	15.556357	3.95%	0	2007
	13.080838	14.964645	14.40%	0	2006
	12.955237	13.080838	0.97%	0	2005
	11.544394	12.955237	12.22%	0	2004
	7.431305	11.544394	55.35%	0	2003
	10.000000	7.431305	-25.69%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.100789	11.338348	2.14%	0	2007
	10.000000	11.100789	11.01%	281	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.140131	9.744526	-3.90%	0	2007
	10.000000	10.140131	1.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.651851	13.495083	26.69%	0	2007
	10.000000	10.651851	6.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.839679	12.319021	13.65%	0	2007
	10.000000	10.839679	8.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.432283	11.402754	9.30%	0	2007
	10.000000	10.432283	4.32%	8,551	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.059007	14.179487	0.86%	0	2007
	12.221585	14.059007	15.03%	0	2006
	11.366319	12.221585	7.52%	0	2005
	10.000000	11.366319	13.66%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.462578	11.382719	34.51%	10,102	2007
	7.877344	8.462578	7.43%	10,164	2006
	7.108411	7.877344	10.82%	16,038	2005
	6.120554	7.108411	16.14%	17,350	2004
	5.170642	6.120554	18.37%	19,100	2003
	6.247210	5.170642	-17.23%	19,163	2002
	8.118530	6.247210	-23.05%	21,478	2001
	10.000000	8.118530	-18.81%	20,453	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.875357	4.642758	19.80%	3,896	2007
	3.650452	3.875357	6.16%	3,962	2006
	3.323846	3.650452	9.83%	6,557	2005
	3.357170	3.323846	-0.99%	8,730	2004
	2.328014	3.357170	44.21%	10,549	2003
	4.003432	2.328014	-41.85%	12,685	2002
	6.488148	4.003432	-38.30%	17,762	2001
	10.000000	6.488148	-35.12%	18,019	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.860451	14.215620	19.86%	0	2007
	11.160543	11.860451	6.27%	0	2006
	10.182376	11.160543	9.61%	0	2005
	10.257004	10.182376	-0.73%	0	2004
	7.080856	10.257004	44.86%	0	2003
	10.000000	7.080856	-29.19%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.766841	17.517750	4.48%	0	2007
	15.374397	16.766841	9.06%	0	2006
	14.079355	15.374397	9.20%	0	2005
	12.174698	14.079355	15.64%	0	2004
	10.000000	12.174698	21.75%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.039486	16.432956	26.02%	3,156	2007
	9.032380	13.039486	44.36%	5,611	2006
	6.953235	9.032380	29.90%	7,307	2005
	5.950696	6.953235	16.85%	7,377	2004
	4.492787	5.950696	32.45%	8,314	2003
	6.146956	4.492787	-26.91%	8,377	2002
	8.155155	6.146956	-24.62%	9,728	2001
	10.000000	8.155155	-18.45%	10,254	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.456808	28.313138	26.08%	1,176	2007
	15.548617	22.456808	44.43%	1,476	2006
	11.962481	15.548617	29.98%	903	2005
	10.235608	11.962481	16.87%	903	2004
	7.727134	10.235608	32.46%	903	2003
	10.000000	7.727134	-22.73%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	2,335	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.939803	18.964959	5.71%	1,377	2007
	16.071562	17.939803	11.62%	1,377	2006
	15.060109	16.071562	6.72%	3,132	2005
	13.208305	15.060109	14.02%	1,938	2004
	10.182084	13.208305	29.72%	1,938	2003
	14.061726	10.182084	-27.59%	1,377	2002
	14.503162	14.061726	-3.04%	1,377	2001
	14.565469	14.503162	-0.43%	1,377	2000
	12.872425	14.565469	13.15%	1,377	1999
	10.000000	12.872425	28.72%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.341055	10.507016	1.60%	0	2007
	10.000000	10.341055	3.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.286759	22.057366	20.62%	503	2007
	16.194277	18.286759	12.92%	2,400	2006
	14.461252	16.194277	11.98%	2,400	2005
	12.629313	14.461252	14.51%	2,509	2004
	10.016277	12.629313	26.09%	3,624	2003
	14.398827	10.016277	-30.44%	4,457	2002
	19.411326	14.398827	-25.82%	4,813	2001
	21.304943	19.411326	-8.89%	3,061	2000
	14.062035	21.304943	51.51%	235	1999
	10.000000	14.062035	40.62%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.742630	19.096698	7.63%	0	2007
	16.055808	17.742630	10.51%	0	2006
	13.814765	16.055808	16.22%	2,390	2005
	11.794211	13.814765	17.13%	0	2004
	8.868057	11.794211	33.00%	0	2003
	11.874797	8.868057	-25.32%	0	2002
	12.413995	11.874797	-4.34%	0	2001
	12.520433	12.413955	-0.85%	710	2000
	11.844579	12.520433	5.71%	0	1999
	10.000000	11.844579	18.45%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.162920	10.310009	1.45%	0	2007
	10.000000	10.162920	1.63%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.430304	10.573953	1.38%	0	2007
	10.000000	10.430304	4.30%	494	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	390	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.257600	11.299224	10.15%	0	2007
	10.000000	10.257600	2.58%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.148553	14.364668	1.53%	1,131	2007
	12.992981	14.148553	8.89%	1,208	2006
	12.890147	12.992981	0.80%	1,892	2005
	11.892325	12.890147	8.39%	1,978	2004
	9.879176	11.892325	20.38%	2,567	2003
	9.721174	9.879176	1.63%	1,541	2002
	9.475563	9.721174	2.59%	1,650	2001
	10.492359	9.475563	-9.69%	1,735	2000
	10.328064	10.492359	1.59%	0	1999
	10.000000	10.328064	3.28%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.985864	32.941605	43.31%	0	2007
	17.076429	22.985864	34.61%	0	2006
	13.076523	17.076429	30.59%	0	2005
	11.000440	13.076523	18.87%	0	2004
	6.760886	11.000440	62.71%	0	2003
	8.101230	6.760886	-16.54%	0	2002
	8.679512	8.101230	-6.66%	0	2001
	10.000000	8.679512	-13.20%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.461205	36.481374	43.28%	0	2007
	18.925563	25.461205	34.53%	0	2006
	14.490577	18.925563	30.61%	0	2005
	12.188660	14.490577	18.89%	0	2004
	7.493172	12.188660	62.66%	0	2003
	10.000000	7.493172	-25.07%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.572461	20.826261	18.52%	0	2007
	12.971798	17.572461	35.47%	0	2006
	12.373818	12.971798	4.83%	0	2005
	9.672009	12.373818	27.93%	0	2004
	7.911840	9.672009	22.25%	0	2003
	10.000000	7.911840	-20.88%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.182757	15.248556	25.17%	0	2007
	9.306171	12.182757	30.91%	0	2006
	7.259219	9.306171	28.20%	0	2005
	6.456972	7.259219	12.42%	0	2004
	4.835860	6.456972	33.52%	0	2003
	6.472249	4.835860	-25.28%	0	2002
	9.215010	6.472249	-29.76%	0	2001
	10.000000	9.215010	-7.85%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.512150	24.422976	25.17%	0	2007
	14.906551	19.512150	30.90%	0	2006
	11.630897	14.906551	28.16%	0	2005
	10.331173	11.630897	12.58%	0	2004
	7.753975	10.331173	33.24%	0	2003
	10.000000	7.753975	-22.46%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.617558	19.613938	18.03%	258	2007
	13.408175	16.617558	23.94%	258	2006
	11.411811	13.408175	17.49%	258	2005
	10.021510	11.411811	13.87%	258	2004
	7.481395	10.021510	33.95%	258	2003
	10.185366	7.481395	-26.55%	2,669	2002
	12.743972	10.185366	-20.08%	2,990	2001
	14.762540	12.743972	-13.67%	2,626	2000
	12.198407	14.762540	21.02%	2,000	1999
	10.000000	12.198407	21.98%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.445955	26.502591	18.07%	0	2007
	18.120974	22.445955	23.87%	0	2006
	15.422868	18.120974	17.49%	0	2005
	13.543884	15.422868	13.87%	0	2004
	10.000000	13.543884	35.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.817540	12.171473	2.99%	0	2007
	10.693268	11.817540	10.51%	0	2006
	10.591841	10.693268	0.96%	425	2005
	9.916530	10.591841	6.81%	0	2004
	8.506213	9.916530	16.58%	0	2003
	9.853445	8.506213	-13.67%	0	2002
	10.391332	9.853445	-5.18%	0	2001
	10.591234	10.391332	-1.89%	0	2000
	10.665345	10.591234	-0.69%	0	1999
	10.000000	10.665345	6.65%	0	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.934225	18.430052	-2.66%	0	2007
	15.981399	18.934225	18.48%	0	2006
	14.601183	15.981399	9.45%	217	2005
	12.244135	14.601183	19.25%	0	2004
	8.791707	12.244135	39.27%	0	2003
	10.000000	8.791707	-12.08%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.772282	13.473320	5.49%	2,393	2007
	12.553370	12.772282	1.74%	2,393	2006
	12.347500	12.553370	1.67%	2,393	2005
	12.145681	12.347500	1.66%	3,110	2004
	12.094979	12.145681	0.42%	8,686	2003
	11.069522	12.094979	9.26%	11,940	2002
	10.484119	11.069522	5.58%	10,743	2001
	9.461864	10.484119	10.80%	0	2000
	9.841878	9.461864	-3.86%	0	1999
	10.000000	9.841878	-1.58%	0	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.985741	8.220945	17.68%	1,555	2007
	6.683217	6.985741	4.53%	2,692	2006
	6.373790	6.683217	4.85%	5,563	2005
	5.985870	6.373790	6.48%	2,692	2004
	4.580410	5.985870	30.68%	2,692	2003
	6.527385	4.580410	-29.83%	5,764	2002
	9.226923	6.527385	-29.26%	7,310	2001
	12.756184	9.226923	-27.67%	8,765	2000
	12.425504	12.756184	2.66%	5,330	1999
	10.000000	12.425504	24.26%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.990119	14.479203	11.46%	0	2007
	12.846932	12.990119	1.11%	0	2006
	12.034828	12.846932	6.75%	0	2005
	11.335187	12.034828	6.17%	0	2004
	8.418014	11.335187	34.65%	7,105	2003
	10.000000	8.418014	-15.82%	7,105	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003
	10.000000	9.905214	-0.95%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.323405	12.842197	4.21%	0	2007
	11.544509	12.323405	6.75%	0	2006
	11.222329	11.544509	2.87%	0	2005
	10.637462	11.222329	5.50%	0	2004
	9.503076	10.637462	11.94%	0	2003
	10.000000	9.503076	-4.97%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	0	2006
	11.481376	11.908017	3.72%	0	2005
	10.646835	11.481376	7.84%	0	2004
	9.008104	10.646835	18.19%	0	2003
	10.000000	9.008104	-9.92%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003
	10.000000	8.562027	-14.38%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003
	10.000000	8.211169	-17.89%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.941222	16.034309	7.32%	1,376	2007
	13.807782	14.941222	8.21%	1,122	2006
	12.779539	13.807782	8.05%	1,259	2005
	11.254504	12.779539	13.55%	1,089	2004
	8.157459	11.254504	37.97%	1,089	2003
	13.155873	8.157459	-37.99%	2,836	2002
	19.177019	13.155873	-31.40%	3,278	2001
	23.017640	19.177019	-16.69%	3,768	2000
	12.654379	23.017640	81.89%	0	1999
	10.000000	12.654379	26.54%	0	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.149432	25.570254	5.88%	671	2007
	22.321192	24.149432	8.19%	10,374	2006
	20.224594	22.321192	10.37%	12,752	2005
	17.750446	20.224594	13.94%	11,796	2004
	13.389824	17.750446	32.57%	793	2003
	16.058378	13.389824	-16.62%	1,111	2002
	16.528554	16.058378	-2.84%	2,611	2001
	14.571500	16.528554	13.43%	2,873	2000
	12.239965	14.571500	19.05%	0	1999
	10.000000	12.239965	22.40%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.294770	11.651639	3.16%	100,926	2007
	10.974911	11.294770	2.91%	8,567	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	14,220	2004
	11.042864	10.939717	-0.93%	23,118	2003
	11.082465	11.042864	-0.36%	22,828	2002
	10.866357	11.082465	1.99%	14,851	2001
	10.409189	10.866357	4.39%	5,236	2000
	10.084183	10.409189	3.22%	0	1999
	10.000000	10.084183	0.84%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.732167	22.020598	1.33%	0	2007
	17.982850	21.732167	20.85%	3,106	2006
	16.300341	17.982850	10.32%	3,300	2005
	13.767448	16.300341	18.40%	3,106	2004
	10.000000	13.767448	37.67%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.407749	16.646531	8.04%	0	2007
	15.163424	15.407749	1.61%	7,864	2006
	14.248614	15.163424	6.42%	7,864	2005
	12.760922	14.248614	11.66%	7,864	2004
	9.653687	12.760922	32.19%	8,363	2003
	14.698966	9.653687	-34.32%	8,363	2002
	16.747262	14.698966	-12.23%	8,363	2001
	20.290923	16.747262	-17.46%	9,266	2000
	10.000000	20.290923	10.91%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.767343	30.949250	-8.35%	1,224	2007
	29.240705	33.767343	15.48%	1,738	2006
	28.814275	29.240705	1.48%	1,738	2005
	24.951544	28.814275	15.48%	2,192	2004
	16.157486	24.951544	54.43%	2,258	2003
	22.532936	16.157486	-28.29%	2,574	2002
	17.844017	22.532936	26.28%	14,002	2001
	16.298055	17.844017	9.49%	13,037	2000
	12.949678	16.298055	25.86%	0	1999
	10.000000	12.949678	29.50%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.305066	27.452618	0.54%	210	2007
	24.753824	27.305066	10.31%	1,123	2006
	22.385127	24.753824	10.58%	2,684	2005
	19.103495	22.385127	17.18%	3,100	2004
	13.760315	19.103495	38.83%	3,541	2003
	16.907018	13.760315	-18.61%	4,002	2002
	18.409209	16.907018	-8.16%	4,070	2001
	17.169820	18.409209	7.22%	3,671	2000
	12.109325	17.169820	41.79%	0	1999
	10.000000	12.109325	21.09%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.780579	14.675695	6.50%	762	2007
	12.318206	13.780579	11.87%	3,081	2006
	11.644990	12.318206	5.78%	3,081	2005
	10.777358	11.644990	8.05%	2,319	2004
	8.584915	10.777358	25.54%	7,105	2003
	10.551259	8.584915	-18.64%	10,218	2002
	12.155152	10.551259	-13.20%	6,475	2001
	12.612898	12.155152	-3.63%	6,267	2000
	11.979709	12.612898	5.29%	3,921	1999
	10.000000	11.979709	19.80%	0	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.344306	17.949209	9.82%	0	2007
	14.295917	16.344306	14.33%	0	2006
	13.164368	14.295917	8.60%	0	2005
	11.258218	13.164368	16.93%	0	2004
	9.104949	11.258218	23.65%	0	2003
	10.000000	9.104949	-8.95%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.203426	3.787163	18.22%	0	2007
	2.926827	3.203426	9.45%	0	2006
	2.988221	2.926827	-2.05%	0	2005
	2.909762	2.988221	2.70%	0	2004
	1.903920	2.909762	52.83%	0	2003
	3.379992	1.903920	-43.67%	0	2002
	5.994889	3.379992	-43.62%	0	2001
	10.000000	5.994889	-40.05%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.954384	14.143613	18.31%	0	2007
	10.930693	11.954384	9.37%	814	2006
	11.159534	10.930693	-2.05%	814	2005
	10.870138	11.159534	2.66%	935	2004
	7.114557	10.870138	52.79%	1,071	2003
	10.000000	7.114557	-28.85%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.430555	16.187096	20.52%	525	2007
	13.680809	13.430555	-1.83%	659	2006
	12.407830	13.680809	10.26%	0	2005
	11.208181	12.407830	10.70%	0	2004
	7.470286	11.208181	50.04%	0	2003
	10.000000	7.470286	-25.30%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.571478	13.063813	-3.74%	813	2007
	11.892899	13.571478	14.11%	3,282	2006
	11.587479	11.892899	2.64%	3,663	2005
	10.016970	11.587479	15.68%	3,478	2004
	7.741201	10.016970	29.40%	0	2003
	10.504440	7.741201	-26.31%	0	2002
	12.147081	10.504440	-13.52%	0	2001
	13.803577	12.147081	-12.00%	0	2000
	11.832846	13.803577	16.65%	0	1999
	10.000000	11.832846	18.33%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.851522	14.266311	2.99%	191	2007
	13.419727	13.851522	3.22%	908	2006
	13.339610	13.419727	0.60%	1,106	2005
	12.718597	13.339610	4.88%	2,274	2004
	11.522667	12.718597	10.38%	3,083	2003
	10.917216	11.522667	5.55%	2,344	2002
	10.644186	10.917216	2.57%	1,131	2001
	10.232296	10.644186	4.03%	988	2000
	10.234182	10.232296	-0.02%	0	1999
	10.000000	10.234182	2.34%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.763314	18.837030	12.37%	465	2007
	15.772843	16.763314	6.28%	1,514	2006
	15.243243	15.772843	3.47%	1,514	2005
	14.478903	15.243243	5.28%	2,301	2004
	11.231257	14.478903	28.92%	2,336	2003
	15.597781	11.231257	-27.99%	2,503	2002
	18.124562	15.597781	-13.94%	1,454	2001
	18.450922	18.124562	-1.77%	989	2000
	13.230001	18.450922	39.46%	0	1999
	10.000000	13.230001	32.30%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.583024	14.216315	4.66%	905	2007
	11.722343	13.583024	15.87%	1,978	2006
	10.416023	11.722343	12.54%	1,978	2005
	8.878533	10.416023	17.32%	1,978	2004
	6.305481	8.878533	40.81%	2,366	2003
	8.225627	6.305481	-23.34%	2,366	2002
	9.499528	8.225627	-13.41%	1,293	2001
	10.000000	9.499528	-5.00%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.498653	10.324542	-1.66%	0	2007
	10.000000	10.498653	4.99%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.899636	15.316318	2.80%	2,753	2007
	13.156712	14.899636	13.25%	2,793	2006
	12.609661	13.156712	4.34%	5,699	2005
	11.701284	12.609661	7.76%	6,913	2004
	9.379287	11.701284	24.76%	7,328	2003
	11.732552	9.379287	-20.06%	10,119	2002
	13.266293	11.732552	-11.56%	21,427	2001
	14.770155	13.266293	-10.18%	19,102	2000
	12.326652	14.770155	19.82%	3,469	1999
	10.000000	12.326652	23.27%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.990835	9.716144	-2.75%	0	2007
	10.000000	9.990835	-0.09%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.364120	17.129200	4.68%	1,842	2007
	16.143935	16.364120	1.36%	1,840	2006
	14.597814	16.143935	10.59%	1,839	2005
	12.379330	14.597814	17.92%	1,839	2004
	10.011907	12.379330	23.65%	2,486	2003
	14.083811	10.011907	-28.91%	3,518	2002
	20.815942	14.083811	-32.34%	20,266	2001
	23.819210	20.815942	-12.61%	21,616	2000
	13.176875	23.819210	80.77%	144	1999
	10.000000	13.176875	31.77%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.533157	11.664029	10.74%	0	2007
	10.000000	10.533157	5.33%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.979668	11.136039	1.42%	0	2007
	10.000000	10.979668	9.80%	3,052	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.234786	10.601996	3.59%	0	2007
	10.000000	10.234786	2.35%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.392434	10.788393	3.81%	0	2007
	10.000000	10.392434	3.92%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.475338	31.960149	4.87%	0	2007
	27.934804	30.475338	9.09%	0	2006
	25.276707	27.934804	10.52%	0	2005
	23.327390	25.276707	8.36%	0	2004
	18.530862	23.327390	25.88%	0	2003
	17.233321	18.530862	7.53%	0	2002
	15.900192	17.233321	8.38%	665	2001
	14.498248	15.900192	9.67%	0	2000
	11.382564	14.498248	27.37%	0	1999
	10.000000	11.382564	13.83%	0	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.438463	10.189834	20.75%	0	2007
	7.843520	8.438463	7.59%	0	2006
	6.776155	7.843520	15.75%	0	2005
	5.660359	6.776155	19.71%	0	2004
	4.055570	5.660359	39.57%	492	2003
	5.984011	4.055570	-32.23%	492	2002
	8.599825	5.984011	-30.42%	492	2001
	10.000000	8.599825	-14.00%	492	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.512402	30.623664	-18.36%	0	2007
	27.600208	37.512402	35.91%	2,257	2006
	23.949574	27.600208	15.24%	2,257	2005
	17.835262	23.949574	34.28%	2,257	2004
	13.173972	17.835262	35.38%	0	2003
	13.487571	13.173972	-2.33%	0	2002
	12.473542	13.487571	8.13%	0	2001
	10.000000	12.473542	3.87%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.467806	30.426723	35.42%	0	2007
	16.354684	22.467806	37.38%	48	2006
	12.597286	16.354684	29.83%	289	2005
	10.000000	12.597286	25.97%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.191018	59.866379	35.47%	0	2007
	32.177181	44.191018	37.34%	0	2006
	24.759748	32.177181	29.96%	0	2005
	19.977155	24.759748	23.94%	0	2004
	13.159985	19.977155	51.80%	0	2003
	13.766864	13.159985	-4.41%	248	2002
	14.243025	13.766864	-3.34%	248	2001
	24.884920	14.243025	-42.76%	248	2000
	12.619986	24.884920	97.19%	0	1999
	10.000000	12.619986	26.20%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.795807	32.612600	43.06%	0	2007
	18.591770	22.795807	22.61%	0	2006
	12.454684	18.591770	49.28%	0	2005
	10.000000	12.454684	24.55%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.834877	49.845964	43.09%	0	2007
	28.420842	34.834877	22.57%	0	2006
	19.032313	28.420842	49.33%	0	2005
	15.561436	19.032313	22.30%	0	2004
	10.916950	15.561436	42.54%	0	2003
	11.412316	10.916950	-4.34%	2,163	2002
	12.945227	11.412316	-11.84%	2,163	2001
	11.802251	12.945227	9.68%	0	2000
	9.907247	11.802251	19.13%	0	1999
	10.000000	9.907247	-0.93%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.508282	13.538809	8.24%	0	2007
	11.175709	12.508282	11.92%	0	2006
	10.438181	11.175709	7.07%	0	2005
	9.668003	10.438181	7.97%	0	2004
	7.275772	9.668003	32.88%	0	2003
	9.653677	7.275772	-24.63%	0	2002
	9.775505	9.653677	-1.25%	0	2001
	10.042508	9.775505	2.73%	0	2000
	10.000000	10.042508	-0.42%	0	1999*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.299621	12.911112	4.97%	813	2007
	11.132470	12.299621	10.48%	813	2006
	10.480821	11.132470	6.22%	813	2005
	9.005020	10.480821	16.39%	813	2004
	6.676060	9.005020	34.89%	813	2003
	9.266486	6.676060	-27.95%	813	2002
	9.775318	9.266486	-5.21%	813	2001
	10.000000	9.775318	-2.25%	1,529	2000*

part7.htm

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.488897	12.455580	-0.27%	0	2007
	11.237173	12.488897	11.14%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.752005	12.919640	9.94%	345	2007
	11.260416	11.752005	4.37%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.336528	15.079630	-1.68%	1,767	2007
	13.310693	15.336528	15.22%	2,841	2006
	12.927802	13.310693	2.96%	7,508	2005
	11.627252	12.927802	11.19%	7,508	2004
	9.134791	11.627252	27.29%	9,135	2003
	11.513844	9.134791	-20.66%	9,135	2002
	12.768846	11.513844	-9.83%	7,366	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.509933	19.177624	16.16%	5,173	2007
	13.419312	16.509933	23.03%	5,427	2006
	12.040921	13.419312	11.45%	6,590	2005
	10.647602	12.040921	13.09%	6,620	2004
	8.690538	10.647602	22.52%	6,620	2003
	11.091611	8.690538	-21.65%	6,620	2002
	15.916904	11.091611	-30.32%	5,589	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.251380	17.715714	16.16%	1,793	2007
	12.396360	15.251380	23.03%	1,834	2006
	11.138173	12.396360	11.30%	2,615	2005
	9.835934	11.138173	13.24%	2,662	2004
	8.028048	9.835934	22.52%	1,980	2003
	10.000000	8.028048	-19.72%	771	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	1,494	2006*

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.184858	12.127120	19.07%	877	2007
	10.700584	10.184858	-4.82%	0	2006
	10.643580	10.700584	0.54%	0	2005
	9.773254	10.643580	8.91%	0	2004
	7.952075	9.773254	22.90%	0	2003
	10.000000	7.952075	-20.48%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.013380	19.612934	-6.66%	21,213	2007
	17.996978	21.013380	16.76%	24,358	2006
	17.412261	17.996978	3.36%	27,969	2005
	15.476950	17.412261	12.50%	28,802	2004
	12.196439	15.476950	26.90%	29,348	2003
	14.185172	12.196439	-14.02%	27,675	2002
	12.778642	14.185172	11.01%	23,704	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.524358	13.098414	37.53%	1,220	2007
	10.000000	9.524358	-4.76%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.623823	11.445340	7.73%	912	2007
	10.627401	10.623823	-0.03%	918	2006
	10.633557	10.627401	-0.06%	899	2005
	10.213008	10.633557	4.12%	13,758	2004
	10.000000	10.213008	2.13%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.078476	15.193867	-5.50%	0	2007
	14.433354	16.078476	11.40%	0	2006
	12.628537	14.433354	14.29%	0	2005
	10.877095	12.628537	16.10%	0	2004
	7.486045	10.877095	45.30%	0	2003
	11.554752	7.486045	-35.21%	0	2002
	16.456572	11.554752	-29.79%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.275351	17.524020	14.72%	0	2007
	13.082639	15.275351	16.76%	0	2006
	11.320526	13.082639	15.57%	0	2005
	10.026413	11.320526	12.91%	0	2004
	7.655883	10.026413	30.96%	0	2003
	9.714079	7.655883	-21.19%	0	2002
	12.702702	9.714079	-23.53%	0	2001*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	16.874645	16.899750	0.15%	0	2007
	14.367990	16.874645	17.45%	0	2006
	13.501434	14.367990	6.42%	0	2005
	12.323079	13.501434	9.56%	0	2004
	10.005487	12.323079	23.16%	0	2003
	13.222072	10.005487	-24.33%	0	2002
	13.312463	13.222072	-0.68%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.667756	14.337260	-2.25%	868	2007
	13.028113	14.667756	12.59%	868	2006
	12.346278	13.028113	5.52%	1,359	2005
	10.294104	12.346278	19.94%	0	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.820520	11.475348	6.05%	360	2007
	10.069512	10.820520	7.46%	360	2006
	9.875708	10.069512	1.96%	360	2005
	9.449413	9.875708	4.51%	360	2004
	7.621164	9.449413	23.99%	360	2003
	10.900528	7.621164	-30.08%	3,570	2002
	14.309420	10.900528	-23.82%	1,312	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.017785	14.517123	3.56%	21,025	2007
	12.333598	14.017785	13.66%	24,431	2006
	11.971890	12.333598	3.02%	29,165	2005
	10.996431	11.971890	8.87%	29,777	2004
	8.705780	10.996431	26.31%	32,304	2003
	11.395964	8.705780	-23.61%	34,364	2002
	13.188992	11.395964	-13.59%	23,632	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.078129	14.839651	5.41%	982	2007
	12.282546	14.078129	14.62%	1,414	2006
	11.958170	12.282546	2.71%	3,978	2005
	11.568814	11.958170	3.37%	5,237	2004
	9.702740	11.568814	19.23%	4,155	2003
	11.839596	9.702740	-18.05%	6,012	2002
	13.268495	11.839596	-10.77%	4,153	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.284704	9.968983	-3.07%	0	2007
	10.000000	10.284704	2.85%	0	2006*

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.012844	13.492834	3.69%	12,464	2007
	12.696417	13.012844	2.49%	12,666	2006
	12.737045	12.696417	-0.32%	12,742	2005
	12.491949	12.737045	1.96%	16,793	2004
	12.131471	12.491949	2.97%	14,722	2003
	11.278978	12.131471	7.56%	19,280	2002
	10.612780	11.278978	6.28%	9,017	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	19.936457	23.050179	15.62%	20,322	2007
	18.155558	19.936457	9.81%	20,802	2006
	15.789650	18.155558	14.98%	20,351	2005
	13.912260	15.789650	13.49%	18,354	2004
	11.015156	13.912260	26.30%	17,013	2003
	12.359225	11.015156	-10.88%	15,813	2002
	14.333260	12.359225	-13.77%	5,986	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.357772	13.409697	43.30%	1,339	2007
	10.000000	9.357772	-6.42%	1,339	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.313177	17.276143	-0.21%	70,078	2007
	14.651799	17.313177	18.16%	74,619	2006
	14.078719	14.651799	4.07%	92,955	2005
	12.845461	14.078719	9.60%	98,339	2004
	10.024679	12.845461	28.14%	106,478	2003
	12.274215	10.024679	-18.33%	120,473	2002
	13.143893	12.274215	-6.62%	63,865	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.913004	12.001064	21.06%	328	2007
	9.566623	9.913004	3.62%	328	2006
	8.930329	9.566623	7.13%	328	2005
	8.477086	8.930329	5.35%	328	2004
	6.644054	8.477086	27.59%	328	2003
	8.647434	6.644054	-23.17%	328	2002
	10.272119	8.647434	-15.82%	112	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.293412	15.345904	24.83%	16,311	2007
	11.704811	12.293412	5.03%	16,178	2006
	11.256004	11.704811	3.99%	22,144	2005
	11.077503	11.256004	1.61%	22,233	2004
	8.478157	11.077503	30.66%	19,856	2003
	12.344049	8.478157	-31.32%	18,578	2002
	15.249368	12.344049	-19.05%	20,466	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.182974	11.295399	1.01%	15,363	2007
	10.221727	11.182974	9.40%	18,439	2006
	10.131831	10.221727	0.89%	18,618	2005
	9.406006	10.131831	7.72%	19,759	2004
	7.528392	9.406006	24.94%	22,157	2003
	7.383653	7.528392	1.96%	20,132	2002
	8.517712	7.383653	-13.31%	10,092	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.697536	10.968752	2.54%	7,099	2007
	10.422813	10.697536	2.64%	7,550	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.836672	11.177345	13.63%	863	2007
	10.000000	9.836672	-1.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.624769	20.325159	15.32%	480	2007
	15.185240	17.624769	16.07%	480	2006
	12.970635	15.185240	17.07%	5,093	2005
	11.614887	12.970635	11.67%	5,093	2004
	8.242406	11.614887	40.92%	5,418	2003
	10.515875	8.242406	-21.62%	5,418	2002
	13.576001	10.515875	-22.54%	5,110	2001*

119

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.494924	19.025215	15.34%	6,504	2007
	14.211442	16.494924	16.07%	6,728	2006
	12.143653	14.211442	17.03%	4,031	2005
	10.873513	12.143653	11.68%	4,999	2004
	7.713742	10.873513	40.96%	9,735	2003
	10.000000	7.713742	-22.86%	4,963	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.929260	15.511651	3.90%	302	2007
	13.056524	14.929260	14.34%	1,392	2006
	12.937705	13.056524	0.92%	1,934	2005
	11.534626	12.937705	12.16%	3,592	2004
	7.428775	11.534626	55.27%	3,819	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.097057	11.328748	2.09%	261	2007
	10.000000	11.097057	10.97%	261	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.648257	13.483652	26.63%	4,442	2007
	10.000000	10.648257	6.48%	4,493	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.836015	12.308557	13.59%	0	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.040063	14.153158	0.81%	9,610	2007
	12.211289	14.040063	14.98%	11,621	2006
	11.362502	12.211289	7.47%	9,028	2005
	10.000000	11.362502	13.63%	2,753	2004*

120

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.432856	11.336953	34.44%	13,776	2007
	7.853644	8.432856	7.38%	12,751	2006
	7.090622	7.853644	10.76%	24,483	2005
	6.108331	7.090622	16.08%	25,149	2004
	5.162942	6.108331	18.31%	29,299	2003
	6.241085	5.162942	-17.27%	31,016	2002
	8.114733	6.241085	-23.09%	24,360	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.861747	4.624093	19.74%	318	2007
	3.639474	3.861747	6.11%	751	2006
	3.315514	3.639474	9.77%	5,231	2005
	3.350462	3.315514	-1.04%	5,231	2004
	2.324540	3.350462	44.13%	5,231	2003
	3.999498	2.324540	-41.88%	5,231	2002
	6.485104	3.999498	-38.33%	2,506	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.832408	14.174782	19.80%	668	2007
	11.139790	11.832408	6.22%	668	2006
	10.168590	11.139790	9.55%	668	2005
	10.248317	10.168590	-0.78%	668	2004
	7.078454	10.248317	44.78%	668	2003
	10.000000	7.078454	-29.22%	562	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.735656	17.476239	4.43%	0	2007
	15.353585	16.735656	9.00%	0	2006
	14.067422	15.353585	9.14%	0	2005
	12.170561	14.067422	15.59%	437	2004
	10.000000	12.170561	21.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.993737	16.366939	25.96%	5,271	2007
	9.005239	12.993737	44.29%	5,561	2006
	6.935852	9.005239	29.84%	6,879	2005
	5.938819	6.935852	16.79%	6,879	2004
	4.486092	5.938819	32.38%	8,306	2003
	6.140922	4.486092	-26.95%	8,306	2002
	8.151333	6.140922	-24.66%	6,193	2001*

121

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.403696	28.231761	26.01%	5,913	2007
	15.519699	22.403696	44.36%	4,844	2006
	11.946276	15.519699	29.91%	5,070	2005
	10.226942	11.946276	16.81%	2,994	2004
	7.724506	10.226942	32.40%	1,652	2003
	10.000000	7.724506	-22.75%	1,652	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.142483	10.455501	3.09%	3,695	2007
	9.891322	10.142483	2.54%	3,931	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	7,097	2004
	10.000000	9.991948	-0.08%	70	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.864838	18.876076	5.66%	1,050	2007
	16.012526	17.864838	11.57%	1,040	2006
	15.012385	16.012526	6.66%	2,212	2005
	13.173140	15.012385	13.96%	5,718	2004
	10.160128	13.173140	29.66%	6,623	2003
	14.038550	10.160128	-27.63%	6,607	2002
	14.486662	14.038550	-3.09%	1,411	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.337579	10.498118	1.55%	0	2007
	10.000000	10.337579	3.38%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.210318	21.953953	20.56%	4,695	2007
	16.134753	18.210318	12.86%	5,152	2006
	14.415391	16.134753	11.93%	9,447	2005
	12.595653	14.415391	14.45%	9,479	2004
	9.994652	12.595653	26.02%	12,013	2003
	14.375068	9.994652	-30.47%	12,692	2002
	19.389212	14.375068	-25.86%	5,510	2001*

122

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.668499	19.007198	7.58%	7,345	2007
	15.996827	17.668499	10.45%	7,912	2006
	13.770990	15.996827	16.16%	7,880	2005
	11.762808	13.770990	17.07%	4,849	2004
	8.848923	11.762808	32.93%	5,437	2003
	11.855202	8.848923	-25.36%	5,390	2002
	12.399807	11.855202	-4.39%	5,604	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.159497	10.301272	1.40%	0	2007
	10.000000	10.159497	1.59%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.250742	14.030202	5.88%	374	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.444700	10.907812	4.43%	0	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.726774	12.070327	12.53%	0	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.254148	11.289658	10.10%	3,084	2007
	10.000000	10.254148	2.54%	1,329	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.089452	14.297368	1.48%	318	2007
	12.945246	14.089452	8.84%	318	2006
	12.849293	12.945246	0.75%	569	2005
	11.860661	12.849293	8.34%	4,374	2004
	9.857878	11.860661	20.32%	4,123	2003
	9.705141	9.857878	1.57%	7,680	2002
	9.464778	9.705141	2.54%	3,999	2001*

123

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.349994	11.521221	1.51%	1,718	2007
	10.428702	11.349994	8.83%	1,827	2006
	10.000000	10.428702	4.29%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006
	13.048349	17.031036	30.52%	0	2005
	10.982304	13.048349	18.81%	0	2004
	6.753156	10.982304	62.62%	0	2003
	8.096093	6.753156	-16.59%	0	2002
	8.678451	8.096093	-6.71%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.401015	36.376576	43.21%	1,891	2007
	18.890385	25.401015	34.47%	3,495	2006
	14.470955	18.890385	30.54%	3,171	2005
	12.178340	14.470955	18.83%	1,650	2004
	7.490620	12.178340	62.58%	1,650	2003
	10.000000	7.490620	-25.09%	1,140	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.528557	20.763628	18.46%	0	2007
	12.945937	17.528557	35.40%	709	2006
	12.355390	12.945937	4.78%	0	2005
	9.662506	12.355390	27.87%	0	2004
	7.908084	9.662506	22.19%	0	2003
	10.000000	7.908084	-20.92%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.466014	24.352789	25.10%	2,126	2007
	14.878826	19.466014	30.83%	1,788	2006
	11.615140	14.878826	28.10%	2,153	2005
	10.322414	11.615140	12.52%	757	2004
	7.751335	10.322414	33.17%	818	2003
	10.000000	7.751335	-22.49%	908	2002*

124

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.548136	19.522028	17.97%	686	2007
	13.358929	16.548136	23.87%	686	2006
	11.375654	13.358929	17.43%	686	2005
	9.994811	11.375654	13.82%	686	2004
	7.465251	9.994811	33.88%	686	2003
	10.168561	7.465251	-26.58%	686	2002
	12.729459	10.168561	-20.12%	172	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.768140	12.114396	2.94%	392	2007
	10.653950	11.768140	10.46%	392	2006
	10.558248	10.653950	0.91%	392	2005
	9.890109	10.558248	6.76%	392	2004
	8.487853	9.890109	16.52%	2,064	2003
	9.837192	8.487853	-13.72%	2,064	2002
	10.379505	9.837192	-5.22%	2,306	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.886936	18.374634	-2.71%	0	2007
	15.949554	18.886936	18.42%	0	2006
	14.579459	15.949554	9.40%	0	2005
	12.232126	14.579459	19.19%	0	2004
	8.787543	12.232126	39.20%	0	2003
	10.000000	8.787543	-12.12%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.718919	13.410189	5.43%	19,920	2007
	12.507261	12.718919	1.69%	21,897	2006
	12.308376	12.507261	1.62%	27,379	2005
	12.113343	12.308376	1.61%	42,397	2004
	12.068906	12.113343	0.37%	51,861	2003
	11.051278	12.068906	9.21%	77,494	2002
	10.472185	11.051278	5.53%	18,859	2001*

125

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	6.956499	8.182358	17.62%	4,436	2007
	6.658614	6.956499	4.47%	4,119	2006
	6.353549	6.658614	4.80%	12,710	2005
	5.969902	6.353549	6.43%	12,710	2004
	4.570511	5.969902	30.62%	12,710	2003
	6.516595	4.570511	-29.86%	12,710	2002
	9.216406	6.516595	-29.29%	10,972	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.957635	14.435626	11.41%	0	2007
	12.821314	12.957635	1.06%	0	2006
	12.016920	12.821314	6.69%	0	2005
	11.324074	12.016920	6.12%	7,588	2004
	8.414030	11.324074	34.59%	7,531	2003
	10.000000	8.414030	-15.86%	1,485	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.496915	11.920695	3.69%	497	2007
	11.004985	11.496915	4.47%	497	2006
	10.825457	11.004985	1.66%	497	2005
	10.512395	10.825457	2.98%	52,308	2004
	9.900522	10.512395	6.18%	71,599	2003
	10.000000	9.900522	-0.99%	13,958	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.292621	12.803569	4.16%	984	2007
	11.521507	12.292621	6.69%	984	2006
	11.205635	11.521507	2.82%	984	2005
	10.627027	11.205635	5.44%	139,948	2004
	9.498578	10.627027	11.88%	166,895	2003
	10.000000	9.498578	-5.01%	69,835	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.022333	13.538003	3.96%	7,226	2007
	11.884255	13.022333	9.58%	7,282	2006
	11.464275	11.884255	3.66%	7,149	2005
	10.636383	11.464275	7.78%	175,503	2004
	9.003831	10.636383	18.13%	187,606	2003
	10.000000	9.003831	-9.96%	21,154	2002*

126

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.969982	14.590644	4.44%	4,176	2007
	12.394286	13.969982	12.71%	4,341	2006
	11.763314	12.394286	5.36%	4,267	2005
	10.664866	11.763314	10.30%	127,348	2004
	8.557964	10.664866	24.62%	110,693	2003
	10.000000	8.557964	-14.42%	77,400	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.595369	15.216240	4.25%	24,997	2007
	12.691229	14.595369	15.00%	26,091	2006
	11.949230	12.691229	6.21%	21,035	2005
	10.649717	11.949230	12.20%	38,876	2004
	8.207270	10.649717	29.76%	22,586	2003
	10.000000	8.207270	-17.93%	8,896	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.878722	15.959076	7.26%	1,425	2007
	13.756996	14.878722	8.15%	1,502	2006
	12.738989	13.756996	7.99%	455	2005
	11.224491	12.738989	13.49%	455	2004
	8.139837	11.224491	37.90%	196	2003
	13.134144	8.139837	-38.03%	196	2002
	19.155179	13.134144	-31.43%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.048495	25.450372	5.83%	3,592	2007
	22.239162	24.048495	8.14%	4,454	2006
	20.160466	22.239162	10.31%	4,869	2005
	17.703153	20.160466	13.88%	4,455	2004
	13.360934	17.703153	32.50%	6,177	2003
	16.031888	13.360934	-16.66%	5,109	2002
	16.509731	16.031888	-2.89%	2,909	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.247554	11.597006	3.11%	7,482	2007
	10.934570	11.247554	2.86%	6,154	2006
	10.823110	10.934570	1.03%	19,595	2005
	10.910569	10.823110	-0.80%	63,901	2004
	11.019038	10.910569	-0.98%	76,812	2003
	11.064171	11.019038	-0.41%	79,347	2002
	10.853962	11.064171	1.94%	4,955	2002*

127

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.691770	21.968445	1.28%	1,710	2007
	17.958520	21.691770	20.79%	2,790	2006
	16.286544	17.958520	10.27%	2,942	2005
	13.762779	16.286544	18.34%	2,357	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.347910	16.573416	7.98%	1,506	2007
	15.112192	15.347910	1.56%	1,577	2006
	14.207650	15.112192	6.37%	707	2005
	12.730702	14.207650	11.60%	738	2004
	9.635711	12.730702	32.12%	2,655	2003
	14.679081	9.635711	-34.36%	3,059	2002
	16.733188	14.679081	-12.28%	3,677	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.626225	30.804160	-8.39%	3,503	2007
	29.133262	33.626225	15.42%	4,497	2006
	28.722942	29.133262	1.43%	5,818	2005
	24.885091	28.722942	15.42%	7,707	2004
	16.122626	24.885091	54.35%	8,077	2003
	22.495777	16.122626	-28.33%	8,560	2002
	17.823704	22.495777	26.21%	5,559	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.191015	27.323988	0.49%	11,129	2007
	24.662918	27.191015	10.25%	12,855	2006
	22.314210	24.662918	10.53%	16,406	2005
	19.052645	22.314210	17.12%	19,961	2004
	13.730651	19.052645	38.76%	23,244	2003
	16.879142	13.730651	-18.65%	24,266	2002
	18.388267	16.879142	-8.21%	8,774	2001*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.722966	14.606893	6.44%	18,456	2007
	12.272927	13.722966	11.81%	20,074	2006
	11.608061	12.272927	5.73%	20,381	2005
	10.748649	11.608061	8.00%	20,686	2004
	8.566400	10.748649	25.47%	24,845	2003
	10.533860	8.566400	-18.68%	28,298	2002
	12.141316	10.533860	-13.24%	10,581	2001*

128

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.303498	17.895259	9.76%	530	2007
	14.267452	16.303498	14.27%	611	2006
	13.144815	14.267452	8.54%	705	2005
	11.247196	13.144815	16.87%	0	2004
	9.100645	11.247196	23.59%	0	2003
	10.000000	9.100645	-8.99%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.193251	3.773213	18.16%	296	2007
	2.919009	3.193251	9.40%	296	2006
	2.981754	2.919009	-2.10%	5,151	2005
	2.904946	2.981754	2.64%	5,151	2004
	1.901728	2.904946	52.75%	5,291	2003
	3.377839	1.901728	-43.70%	5,291	2002
	5.994151	3.377839	-43.65%	5,175	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.926084	14.102922	18.25%	0	2007
	10.910353	11.926084	9.31%	899	2006
	11.144408	10.910353	-2.10%	0	2005
	10.860924	11.144408	2.61%	0	2004
	7.112126	10.860924	52.71%	0	2003
	10.000000	7.112126	-28.88%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.396993	16.138401	20.46%	672	2007
	13.653538	13.396993	-1.88%	0	2006
	12.389373	13.653538	10.20%	1,372	2005
	11.197192	12.389373	10.65%	8,196	2004
	7.466744	11.197192	49.96%	6,417	2003
	10.000000	7.466744	-25.33%	825	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.514788	13.002593	-3.79%	15,424	2007
	11.849219	13.514788	14.06%	14,573	2006
	11.550766	11.849219	2.58%	16,234	2005
	9.990303	11.550766	15.62%	5,807	2004
	7.724509	9.990303	29.33%	5,056	2003
	10.487119	7.724509	-26.34%	2,499	2002
	12.133258	10.487119	-13.57%	665	2001*

129

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.793632	14.199439	2.94%	2,637	2007
	13.370415	13.793632	3.17%	2,328	2006
	13.297326	13.370415	0.55%	2,650	2005
	12.684724	13.297326	4.83%	23,746	2004
	11.497820	12.684724	10.32%	23,238	2003
	10.899202	11.497820	5.49%	8,752	2002
	10.632058	10.899202	2.51%	1,839	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.693231	18.748697	12.31%	40,531	2007
	15.714870	16.693231	6.23%	45,820	2006
	15.194913	15.714870	3.42%	61,005	2005
	14.440322	15.194913	5.23%	64,417	2004
	11.207016	14.440322	28.85%	64,812	2003
	15.572047	11.207016	-28.03%	74,764	2002
	18.103937	15.572047	-13.99%	36,916	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.701631	22.705776	4.63%	3,870	2007
	18.738865	21.701631	15.81%	4,526	2006
	16.654730	18.738865	12.51%	5,126	2005
	14.199720	16.654730	17.29%	37,334	2004
	10.000000	14.199720	42.00%	30,849	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.537128	14.161034	4.61%	25,184	2007
	11.688662	13.537128	15.81%	27,780	2006
	10.391353	11.688662	12.48%	33,243	2005
	8.862004	10.391353	17.26%	33,559	2004
	6.296936	8.862004	40.74%	37,658	2003
	8.218658	6.296936	-23.38%	44,474	2002
	9.496340	8.218658	-13.45%	16,164	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.837386	15.244535	2.74%	2,155	2007
	13.108388	14.837386	13.19%	2,262	2006
	12.569703	13.108388	4.29%	3,478	2005
	11.670124	12.569703	7.71%	3,611	2004
	9.359056	11.670124	24.69%	9,682	2003
	11.713202	9.359056	-20.10%	18,496	2002
	13.251196	11.713202	-11.61%	7,567	2001*

130

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.987465	9.707899	-2.80%	0	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.295740	17.048909	4.62%	9,889	2007
	16.084619	16.295740	1.31%	9,999	2006
	14.551544	16.084619	10.54%	17,438	2005
	12.346352	14.551544	17.86%	17,736	2004
	9.990303	12.346352	23.58%	13,483	2003
	14.060573	9.990303	-28.95%	12,174	2002
	20.792245	14.060573	-32.38%	7,231	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.529615	11.654156	10.68%	1,762	2007
	10.000000	10.529615	5.30%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.388939	10.779264	3.76%	0	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.348016	31.810375	4.82%	915	2007
	27.832187	30.348016	9.04%	940	2006
	25.196617	27.832187	10.46%	1,485	2005
	23.265299	25.196617	8.30%	2,565	2004
	18.490922	23.265299	25.82%	2,717	2003
	17.204918	18.490922	7.47%	2,489	2002
	15.882098	17.204918	8.33%	36	2001*

131

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.409951	10.150225	20.69%	5,285	2007
	7.820966	8.409951	7.53%	6,585	2006
	6.760095	7.820966	15.69%	4,840	2005
	5.649809	6.760095	19.65%	4,480	2004
	4.050054	5.649809	39.50%	4,932	2003
	5.978929	4.050054	-32.26%	4,053	2002
	8.596944	5.978929	-30.45%	2,399	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.355760	30.480206	-18.41%	4,790	2007
	27.498873	37.355760	35.84%	4,865	2006
	23.873713	27.498873	15.18%	4,488	2005
	17.787794	23.873713	34.21%	25,529	2004
	13.145572	17.787794	35.31%	24,878	2003
	13.465327	13.145572	-2.37%	18,139	2002
	12.459341	13.465327	8.07%	1,514	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.437530	30.370223	35.35%	822	2007
	16.340913	22.437530	37.31%	822	2006
	12.593052	16.340913	29.76%	0	2005
	10.000000	12.593052	25.93%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.006397	59.585849	35.40%	71	2007
	32.058974	44.006397	37.27%	71	2006
	24.681277	32.058974	29.89%	185	2005
	19.923949	24.681277	23.88%	668	2004
	13.131584	19.923949	51.73%	724	2003
	13.744142	13.131584	-4.46%	724	2002
	14.226803	13.744142	-3.39%	16	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.765085	32.552027	42.99%	668	2007
	18.576124	22.765085	22.55%	668	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001*

132

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.460805	13.480539	8.18%	0	2007
	11.138923	12.460805	11.87%	0	2006
	10.409093	11.138923	7.01%	0	2005
	9.645954	10.409093	7.91%	0	2004
	7.262866	9.645954	32.81%	0	2003
	9.641466	7.262866	-24.67%	0	2002
	9.768142	9.641466	-1.30%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.258080	12.860932	4.92%	44,992	2007
	11.100489	12.258080	10.43%	49,217	2006
	10.455996	11.100489	6.16%	64,092	2005
	8.988254	10.455996	16.33%	71,465	2004
	6.667013	8.988254	34.82%	78,574	2003
	9.258644	6.667013	-27.99%	105,405	2002
	9.772041	9.258644	-5.25%	56,630	2001*

133

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.459349	12.419754	-0.32%	0	2007
	11.216270	12.459349	11.08%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.724195	12.882480	9.88%	1,500	2007
	11.239473	11.724195	4.31%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	1,747	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.272407	15.008913	-1.73%	112,296	2007
	13.261766	15.272407	15.16%	130,289	2006
	12.886814	13.261766	2.91%	139,387	2005
	11.596281	12.886814	11.13%	146,161	2004
	9.115086	11.596281	27.22%	168,408	2003
	11.494846	9.115086	-20.70%	162,536	2002
	12.754306	11.494846	-9.87%	52,760	2001
	14.507084	12.754306	-12.08%	9,969	2000
	12.498159	14.507084	16.07%	3,086	1999
	10.000000	12.498159	24.98%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.440969	19.087758	16.10%	30,189	2007
	13.370025	16.440969	22.97%	36,130	2006
	12.002773	13.370025	11.39%	45,900	2005
	10.619263	12.002773	13.03%	47,047	2004
	8.671800	10.619263	22.46%	49,485	2003
	11.073317	8.671800	-21.69%	58,813	2002
	15.898785	11.073317	-30.35%	50,246	2001
	19.434239	15.898785	-18.19%	30,079	2000
	12.045328	19.434239	61.34%	445	1999
	10.000000	12.045328	20.45%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.215255	17.664731	16.10%	42,854	2007
	12.373270	15.215255	22.97%	51,204	2006
	11.123058	12.373270	11.24%	55,083	2005
	9.827587	11.123058	13.18%	48,143	2004
	8.025314	9.827587	22.46%	47,532	2003
	10.000000	8.025314	-19.75%	39,223	2002*

134

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.031146	10.598040	-3.93%	6,166	2007
	10.000000	11.031146	10.31%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.160752	12.092246	19.01%	1,513	2007
	10.680664	10.160752	-4.87%	3,557	2006
	10.629148	10.680664	0.48%	3,522	2005
	9.764966	10.629148	8.85%	4,671	2004
	7.949373	9.764966	22.84%	4,874	2003
	10.000000	7.949373	-20.51%	6,989	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.925531	19.520974	-6.71%	146,757	2007
	17.930824	20.925531	16.70%	164,806	2006
	17.357040	17.930824	3.31%	178,578	2005
	15.435721	17.357040	12.45%	199,361	2004
	12.170125	15.435721	26.83%	206,434	2003
	14.161782	12.170125	-14.06%	225,729	2002
	12.764086	14.161782	10.95%	81,141	2001
	10.984159	12.764086	16.20%	3,487	2000
	11.264161	10.984159	-2.49%	145	1999
	10.000000	11.264161	12.64%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.521145	13.087303	37.46%	1,734	2007
	10.000000	9.521145	-4.79%	2,512	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.604050	11.418201	7.68%	5,714	2007
	10.612998	10.604050	-0.08%	46,527	2006
	10.624530	10.612998	-0.11%	84,095	2005
	10.209525	10.624530	4.06%	61,587	2004
	10.000000	10.209525	2.10%	41,832	2003*

135

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.011189	15.122537	-5.55%	0	2007
	14.380239	16.011189	11.34%	0	2006
	12.588443	14.380239	14.23%	0	2005
	10.848074	12.588443	16.04%	0	2004
	7.469866	10.848074	45.22%	0	2003
	11.535653	7.469866	-35.25%	0	2002
	16.437806	11.535653	-29.82%	0	2001
	20.617144	16.437806	-20.27%	0	2000
	12.821248	20.617144	60.80%	0	1999
	10.000000	12.821248	28.21%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.211496	17.441849	14.66%	1,218	2007
	13.034550	15.211496	16.70%	1,218	2006
	11.284628	13.034550	15.51%	1,218	2005
	9.999695	11.284628	12.85%	1,218	2004
	7.639349	9.999695	30.90%	1,218	2003
	9.698035	7.639349	-21.23%	1,218	2002
	12.688214	9.698035	-23.57%	1,458	2001
	17.408242	12.688214	-27.11%	903	2000
	11.535935	17.408242	50.90%	531	1999
	10.000000	11.535935	15.36%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	16.804122	16.820526	0.10%	411	2007
	14.315191	16.804122	17.39%	431	2006
	13.458639	14.315191	6.36%	448	2005
	12.290259	13.458639	9.51%	468	2004
	9.983912	12.290259	23.10%	486	2003
	13.200277	9.983912	-24.37%	500	2002
	13.297317	13.200277	-0.73%	3,890	2001
	12.413046	13.297317	7.12%	0	2000
	11.879593	12.413046	4.49%	0	1999
	10.000000	11.879593	18.80%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.633033	14.296006	-2.30%	13,441	2007
	13.003864	14.633033	12.53%	16,793	2006
	12.329540	13.003864	5.47%	25,426	2005
	10.285373	12.329540	19.87%	25,826	2004
	7.590152	10.285373	35.51%	18,814	2003
	10.000000	7.590152	-24.10%	6,956	2002*

136

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.775260	11.421512	6.00%	9,767	2007
	10.032485	10.775260	7.40%	38,387	2006
	9.844387	10.032485	1.91%	31,529	2005
	9.424231	9.844387	4.46%	34,467	2004
	7.604702	9.424231	23.93%	43,894	2003
	10.882532	7.604702	-30.12%	36,976	2002
	14.293123	10.882532	-23.86%	22,959	2001
	16.333747	14.293123	-12.49%	16,334	2000
	12.767196	16.333747	27.94%	6,848	1999
	10.000000	12.767196	27.67%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.959170	14.449022	3.51%	149,037	2007
	12.288247	13.959170	13.60%	183,351	2006
	11.933915	12.288247	2.97%	195,065	2005
	10.967119	11.933915	8.82%	208,022	2004
	8.686976	10.976119	26.25%	232,397	2003
	11.377149	8.686976	-23.65%	268,612	2002
	13.173971	11.377149	-13.64%	154,230	2001
	14.764046	13.173971	-10.77%	54,601	2000
	12.446981	14.764046	18.62%	3,548	1999
	10.000000	12.446981	24.47%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.019259	14.770045	5.36%	37,757	2007
	12.237382	14.019259	14.56%	44,319	2006
	11.920233	12.237382	2.66%	46,866	2005
	11.537984	11.920233	3.31%	57,826	2004
	9.681804	11.537984	19.17%	69,120	2003
	11.820057	9.681804	-18.09%	78,696	2002
	13.253384	11.820057	-10.81%	35,429	2001
	13.562791	13.253384	-2.28%	4,030	2000
	12.372807	13.562791	9.62%	158	1999
	10.000000	12.372807	23.73%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.281225	9.960517	-3.12%	0	2007
	10.000000	10.281225	2.81%	0	2006*

137

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.962295	13.433556	3.64%	137,763	2007
	12.653506	12.962295	2.44%	144,396	2006
	12.700428	12.653506	-0.37%	162,729	2005
	12.462369	12.700428	1.91%	176,215	2004
	12.108907	12.462369	2.92%	209,370	2003
	11.263725	12.108907	7.50%	216,374	2002
	10.603847	11.263725	6.22%	49,328	2001
	9.760781	10.603847	8.64%	3,007	2000
	10.000000	9.760781	-2.39%	594	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	19.853098	22.942085	15.56%	176,581	2007
	18.088817	19.853098	9.75%	201,963	2006
	15.739580	18.088817	14.93%	243,040	2005
	13.875191	15.739580	13.44%	272,849	2004
	10.991394	13.875191	26.24%	271,696	2003
	12.338834	10.991394	-10.92%	260,485	2002
	14.316943	12.338834	-13.82%	132,739	2001
	15.603664	14.316943	-8.25%	48,688	2000
	12.779434	15.603664	22.10%	10,453	1999
	10.000000	12.779434	27.79%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.354605	13.398310	43.23%	5,261	2007
	10.000000	9.354605	-6.45%	4,091	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.240844	17.195174	-0.26%	252,854	2007
	14.597980	17.240844	18.10%	291,772	2006
	14.034109	14.597980	4.02%	327,925	2005
	12.811259	14.034109	9.55%	363,204	2004
	10.003066	12.811259	28.07%	376,685	2003
	12.253980	10.003066	-18.37%	356,212	2002
	13.128922	12.253980	-6.66%	137,884	2001
	12.324339	13.128922	6.53%	37,928	2000
	11.793413	12.324339	4.50%	5,843	1999
	10.000000	11.793413	17.93%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

138

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.507729	11.384028	8.34%	0	2007
	10.000000	10.507729	5.08%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.527827	11.513627	9.36%	0	2007
	10.000000	10.527827	5.28%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.871549	11.944770	21.00%	34,121	2007
	9.531444	9.871549	3.57%	41,179	2006
	8.901990	9.531444	7.07%	35,524	2005
	8.454474	8.901990	5.29%	36,198	2004
	6.629704	8.454474	27.52%	41,904	2003
	8.633163	6.629704	-23.21%	53,623	2002
	10.260418	8.633163	-15.86%	20,861	2001
	12.595275	10.260418	-18.54%	5,101	2000
	12.292450	12.595275	2.46%	0	1999
	10.000000	12.292450	22.92%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.242015	15.273930	24.77%	136,865	2007
	11.661788	12.242015	4.98%	157,680	2006
	11.220319	11.661788	3.93%	177,226	2005
	11.047999	11.220319	1.56%	202,592	2004
	8.459859	11.047999	30.59%	216,320	2003
	12.323670	8.459859	-31.35%	230,052	2002
	15.232000	12.323670	-19.09%	170,494	2001
	17.413426	15.232000	-12.53%	118,199	2000
	12.896602	17.413426	35.02%	43,036	1999
	10.000000	12.896602	28.97%	0	1998*

139

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.136228	11.242436	0.95%	34,611	2007
	10.184145	11.136228	9.35%	53,358	2006
	10.099701	10.184145	0.84%	55,234	2005
	9.380947	10.099701	7.66%	64,035	2004
	7.512154	9.380947	24.88%	70,746	2003
	7.371466	7.512154	1.91%	70,358	2002
	8.508002	7.371466	-13.36%	30,287	2001
	11.177582	8.508002	-23.88%	6,719	2000
	10.515966	11.177582	6.29%	356	1999
	10.000000	10.515966	5.16%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.677621	10.942735	2.48%	13,044	2007
	10.408697	10.677621	2.58%	16,190	2006
	10.367180	10.408697	0.40%	20,500	2005
	10.104687	10.367180	2.60%	4,180	2004
	10.000000	10.104687	1.05%	1,012	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.833348	11.167854	13.57%	32,814	2007
	10.000000	9.833348	-1.67%	6,538	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.551030	20.229789	15.26%	10,412	2007
	15.129373	17.551030	16.01%	11,050	2006
	12.929468	15.129373	17.01%	11,961	2005
	11.583907	12.929468	11.62%	12,509	2004
	8.224601	11.583907	40.84%	16,453	2003
	10.498504	8.224601	-21.66%	23,629	2002
	13.560524	10.498504	-22.58%	33,057	2001
	17.052691	13.560524	-20.48%	22,141	2000
	12.170445	17.052691	40.12%	260	1999
	10.000000	12.170445	21.70%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.455903	18.970515	15.28%	33,190	2007
	14.185006	16.455903	16.01%	42,768	2006
	12.127206	14.185006	16.97%	39,670	2005
	10.864300	12.127206	11.62%	41,228	2004
	7.711109	10.864300	40.89%	45,643	2003
	10.000000	7.711109	-22.89%	28,410	2002*

140

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.893926	15.467034	3.85%	7,552	2007
	13.032217	14.893926	14.29%	9,893	2006
	12.920158	13.032217	0.87%	13,679	2005
	11.524844	12.920158	12.11%	11,913	2004
	7.426249	11.524844	55.19%	26,777	2003
	10.000000	7.426249	-25.74%	5,593	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.093323	11.319149	2.04%	16,952	2007
	10.000000	11.093323	10.93%	1,835	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.133296	9.728001	-4.00%	7,476	2007
	10.000000	10.133296	1.33%	1,555	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.644685	13.472245	26.56%	2,494	2007
	10.000000	10.644685	6.45%	2,371	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.832375	12.298138	13.53%	4,618	2007
	10.000000	10.832375	8.32%	6,852	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.425263	11.383455	9.19%	752	2007
	10.000000	10.425263	4.25%	752	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.021140	14.126858	0.75%	8,730	2007
	12.201009	14.021140	14.92%	18,769	2006
	11.358686	12.201009	7.42%	20,913	2005
	10.000000	11.358686	13.59%	4,494	2004*

141

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.403216	11.291345	34.37%	99,795	2007
	7.830007	8.403216	7.32%	109,177	2006
	7.072868	7.830007	10.70%	122,194	2005
	6.096134	7.072868	16.02%	142,699	2004
	5.155250	6.096134	18.25%	158,076	2003
	6.234962	5.155250	-17.32%	195,585	2002
	8.110923	6.234962	-23.13%	158,402	2001
	10.000000	8.110923	-18.89%	88,515	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.848176	4.605487	19.68%	57,341	2007
	3.628519	3.848176	6.05%	59,972	2006
	3.307220	3.628519	9.72%	61,121	2005
	3.343773	3.307220	-1.09%	85,541	2004
	2.321074	3.343773	44.06%	105,232	2003
	3.995569	2.321074	-41.91%	136,441	2002
	6.482069	3.995569	-38.36%	82,760	2001
	10.000000	6.482069	-35.18%	83,673	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.804416	14.134007	19.73%	11,226	2007
	11.119075	11.804416	6.16%	6,225	2006
	10.154813	11.119075	9.50%	5,889	2005
	10.239640	10.154813	-0.83%	7,666	2004
	7.076041	10.239640	44.71%	15,518	2003
	10.000000	7.076041	-29.24%	15,720	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.704562	17.434863	4.37%	1,028	2007
	15.332818	16.704562	8.95%	1,028	2006
	14.055507	15.332818	9.09%	1,178	2005
	12.166439	14.055507	15.53%	2,354	2004
	10.000000	12.166439	21.66%	150	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.948047	16.301067	25.90%	34,639	2007
	8.978130	12.948047	44.22%	40,775	2006
	6.918472	8.978130	29.77%	43,379	2005
	5.926958	6.918472	16.73%	55,778	2004
	4.479412	5.926958	32.32%	65,146	2003
	6.134915	4.479412	-26.98%	101,867	2002
	8.147522	6.134915	-24.70%	107,123	2001
	10.000000	8.147522	-18.52%	55,257	2000*

142

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.350667	28.150556	25.95%	29,407	2007
	15.490810	22.350667	44.28%	32,342	2006
	11.930086	15.490810	29.85%	30,156	2005
	10.218272	11.930086	16.75%	35,446	2004
	7.721869	10.218272	32.33%	29,759	2003
	10.000000	7.721869	-22.78%	30,659	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.123616	10.430732	3.03%	23,084	2007
	9.877916	10.123616	2.49%	28,898	2006
	9.900293	9.877916	-0.23%	30,069	2005
	9.988556	9.900293	-0.88%	48,277	2004
	10.000000	9.988556	-0.11%	22,237	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.282895	15.112583	5.81%	19,146	2007
	12.050714	14.282895	18.52%	1,038	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.910027	13.749672	-1.15%	0	2007
	13.437060	13.910027	3.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.790121	18.787528	5.61%	31,665	2007
	15.953635	17.790121	11.51%	34,358	2006
	14.964753	15.953635	6.61%	36,841	2005
	13.138019	14.964753	13.90%	36,921	2004
	10.138201	13.138019	29.59%	38,522	2003
	14.015386	10.138201	-27.66%	38,438	2002
	14.470155	14.015386	-3.14%	15,050	2001
	14.547000	14.470155	-0.53%	1,945	2000
	12.869170	14.547000	13.04%	156	1999
	10.000000	12.869170	28.69%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.334086	10.489210	1.50%	493	2007
	10.000000	10.334086	3.34%	493	2006*

143

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.134147	21.850957	20.50%	50,674	2007
	16.075411	18.134147	12.81%	57,056	2006
	14.369651	16.075411	11.87%	60,126	2005
	12.562067	14.369651	14.39%	70,691	2004
	9.973058	12.562067	25.96%	84,424	2003
	14.351320	9.973058	-30.51%	98,177	2002
	19.367124	14.351320	-25.90%	38,877	2001
	21.277954	19.367124	-8.98%	14,631	2000
	14.058496	21.277954	51.35%	23	1999
	10.000000	14.058496	40.58%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.594570	18.917986	7.52%	24,250	2007
	15.937973	17.594570	10.39%	22,915	2006
	13.727268	15.937973	16.10%	26,853	2005
	11.731426	13.727268	17.01%	23,018	2004
	8.829813	11.731426	32.86%	20,429	2003
	11.835638	8.829813	-25.40%	18,828	2002
	12.385684	11.835638	-4.44%	4,821	2001
	12.504542	12.385684	-0.95%	1,244	2000
	11.841583	12.504542	5.60%	571	1999
	10.000000	11.841583	18.42%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.156075	10.292530	1.34%	1,960	2007
	10.000000	10.156075	1.56%	2,328	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.232854	14.004101	5.83%	0	2007
	11.832816	13.232854	11.83%	0	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.441173	10.898553	4.38%	5,856	2007
	10.000000	10.441173	4.41%	3,775	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.423276	10.556053	1.27%	42,045	2007
	10.000000	10.423276	4.23%	13,822	2006*

144

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.723164	12.060105	12.47%	11,204	2007
	10.000000	10.723164	7.23%	6,347	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.250695	11.280075	10.04%	36,616	2007
	10.000000	10.250695	2.51%	28,155	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.030561	14.230330	1.42%	32,335	2007
	12.897677	14.030561	8.78%	37,182	2006
	12.808565	12.897677	0.70%	38,726	2005
	11.829065	12.808565	8.28%	47,351	2004
	9.836609	11.829065	20.26%	53,811	2003
	9.689126	9.836609	1.52%	47,815	2002
	9.453988	9.689126	2.49%	18,501	2001
	10.479056	9.453988	-9.78%	3,405	2000
	10.325454	10.479056	1.49%	777	1999
	10.000000	10.325454	3.25%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.340421	11.505618	1.46%	6,040	2007
	10.425180	11.340421	8.78%	7,622	2006
	10.000000	10.425180	4.25%	9,159	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.840560	32.699975	43.17%	558	2007
	16.985684	22.840560	34.47%	591	2006
	13.020203	16.985684	30.46%	631	2005
	10.964194	13.020203	18.75%	2,040	2004
	6.745447	10.964194	62.54%	2,602	2003
	8.090952	6.745447	-16.63%	7,516	2002
	8.677386	8.090952	-6.76%	3,287	2001
	10.000000	8.677386	-13.23%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.340854	36.271891	43.14%	12,909	2007
	18.855195	25.340854	34.40%	13,096	2006
	14.451324	18.855195	30.47%	13,195	2005
	12.167999	14.451324	18.76%	14,587	2004
	7.488067	12.167999	62.50%	9,837	2003
	10.000000	7.488067	-25.12%	3,918	2002*

145

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.484722	20.701131	18.40%	828	2007
	12.920103	17.484722	35.33%	4,868	2006
	12.336991	12.920103	4.73%	826	2005
	9.653025	12.336991	27.80%	504	2004
	7.904327	9.653025	22.12%	615	2003
	10.000000	7.904327	-20.96%	59	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.105750	15.136694	25.04%	710	2007
	9.256714	12.105750	30.78%	710	2006
	7.227958	9.256714	28.07%	710	2005
	6.435697	7.227958	12.31%	710	2004
	4.824815	6.435697	33.39%	710	2003
	6.464037	4.824815	-25.36%	710	2002
	9.212757	6.464037	-29.84%	329	2001
	10.000000	9.212757	-7.87%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.419965	24.282764	25.04%	10,786	2007
	14.851148	19.419965	30.76%	11,771	2006
	11.599408	14.851148	28.03%	6,426	2005
	10.313672	11.599408	12.47%	8,576	2004
	7.748697	10.313672	33.10%	12,418	2003
	10.000000	7.748697	-22.51%	1,546	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.478948	19.430469	17.91%	2,878	2007
	13.309808	16.478948	23.81%	3,978	2006
	11.339567	13.309808	17.37%	3,978	2005
	9.968174	11.339567	13.76%	3,978	2004
	7.449129	9.968174	33.82%	8,823	2003
	10.151774	7.449129	-26.62%	7,839	2002
	12.714940	10.151774	-20.16%	7,186	2001
	14.743816	12.714940	-13.76%	6,053	2000
	12.195325	14.743816	20.90%	0	1999
	10.000000	12.195325	21.95%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.362632	26.377250	17.95%	330	2007
	18.072006	22.362632	23.74%	1,463	2006
	15.396766	18.072006	17.38%	0	2005
	13.534705	15.396766	13.76%	0	2004
	10.000000	13.534705	35.35%	0	2003*

146

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.718952	12.057608	2.89%	53,395	2007
	10.614802	11.718952	10.40%	56,852	2006
	10.524783	10.614802	0.86%	47,298	2005
	9.863772	10.524783	6.70%	51,697	2004
	8.469553	9.863772	16.46%	57,919	2003
	9.820962	8.469553	-13.76%	47,013	2002
	10.367680	9.820962	-5.27%	25,253	2001
	10.577794	10.367680	-1.99%	1,590	2000
	10.662651	10.577794	-0.80%	1,116	1999
	10.000000	10.662651	6.63%	0	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.839726	18.319332	-2.76%	2,138	2007
	15.917741	18.839726	18.36%	2,138	2006
	14.557757	15.917741	9.34%	2,138	2005
	12.220120	14.557757	19.13%	2,340	2004
	8.783377	12.220120	39.13%	12,755	2003
	10.000000	8.783377	-12.17%	5,136	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.665762	13.347313	5.38%	124,659	2007
	12.461292	12.665762	1.64%	145,323	2006
	12.269348	12.461292	1.56%	162,747	2005
	12.081076	12.269348	1.56%	175,507	2004
	12.042881	12.081076	0.32%	238,408	2003
	11.033039	12.042881	9.15%	301,590	2002
	10.460250	11.033039	5.48%	64,235	2001
	9.449856	10.460250	10.69%	6,302	2000
	9.839387	9.449856	-3.96%	1,188	1999
	10.000000	9.839387	-1.61%	0	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.927429	8.144006	17.56%	17,084	2007
	6.634147	6.927429	4.42%	26,600	2006
	6.333414	6.634147	4.75%	26,071	2005
	5.953998	6.333414	6.37%	26,631	2004
	4.560642	5.953998	30.55%	48,689	2003
	6.505832	4.560642	-29.90%	49,226	2002
	9.205900	6.505832	-29.33%	32,998	2001
	12.740010	9.205900	-27.74%	30,031	2000
	12.422359	12.740010	2.56%	18,980	1999
	10.000000	12.422359	24.22%	0	1998*

147

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.925251	14.392194	11.35%	3,757	2007
	12.795744	12.925251	1.01%	3,822	2006
	11.999029	12.795744	6.64%	7,277	2005
	11.312952	11.999029	6.06%	41,184	2004
	8.410033	11.312952	34.52%	38,428	2003
	10.000000	8.410033	-15.90%	20,596	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.842547	11.663775	7.57%	2,171	2007
	10.000000	10.842547	8.43%	2,243	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.468184	11.884834	3.63%	18,062	2007
	10.983058	11.468184	4.42%	22,566	2006
	10.809357	10.983058	1.61%	23,600	2005
	10.502098	10.809357	2.93%	143,775	2004
	9.895838	10.502098	6.13%	162,571	2003
	10.000000	9.895838	-1.04%	43,219	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.261864	12.765018	4.10%	46,128	2007
	11.498511	12.261864	6.64%	46,096	2006
	11.188941	11.498511	2.77%	41,946	2005
	10.616601	11.188941	5.39%	240,796	2004
	9.494075	10.616601	11.82%	242,387	2003
	10.000000	9.494075	-5.06%	57,606	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.989787	13.497257	3.91%	104,098	2007
	11.860570	12.989787	9.52%	91,373	2006
	11.447227	11.860570	3.61%	68,571	2005
	10.625957	11.447227	7.73%	362,284	2004
	8.999570	10.625957	18.07%	300,999	2003
	10.000000	8.999570	-10.00%	102,411	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.935085	14.546762	4.39%	61,397	2007
	12.369589	13.935085	12.66%	68,216	2006
	11.745826	12.369589	5.31%	65,718	2005
	10.654414	11.745826	10.24%	281,769	2004
	8.553922	10.654414	24.56%	247,166	2003
	10.000000	8.553922	-14.46%	48,463	2002*

148

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.558931	15.170486	4.20%	39,661	2007
	12.665956	14.558931	14.95%	100,058	2006
	11.931477	12.665956	6.16%	104,606	2005
	10.639301	11.931477	12.15%	108,843	2004
	8.203385	10.639301	29.69%	83,391	2003
	10.000000	8.203385	-17.97%	53,460	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.816486	15.884197	7.21%	14,834	2007
	13.706403	14.816486	8.10%	15,892	2006
	12.698570	13.706403	7.94%	23,948	2005
	11.194572	12.698570	13.44%	24,360	2004
	8.122255	11.194572	37.83%	23,443	2003
	13.112455	8.122255	-38.06%	20,583	2002
	19.133359	13.112455	-31.47%	12,231	2001
	22.988509	19.133359	-16.77%	5,937	2000
	12.651185	22.988509	81.71%	0	1999
	10.000000	12.651185	26.51%	0	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	23.947955	25.331025	5.78%	61,561	2007
	22.157413	23.947955	8.08%	73,280	2006
	20.096540	22.157413	10.25%	74,287	2005
	17.655987	20.096540	13.82%	79,613	2004
	13.332102	17.655987	32.43%	81,045	2003
	16.005443	13.332102	-16.70%	75,022	2002
	16.490935	16.005443	-2.94%	21,841	2001
	14.553031	16.490935	13.32%	4,708	2000
	12.236869	14.553031	18.93%	120	1999
	10.000000	12.236869	22.37%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.200509	11.542601	3.05%	220,349	2007
	10.894355	11.200509	2.81%	204,212	2006
	10.788773	10.894355	0.98%	176,733	2005
	10.881482	10.788773	-0.85%	335,579	2004
	10.995248	10.881482	-1.03%	364,287	2003
	11.045897	10.995248	-0.46%	354,487	2002
	10.841575	11.045897	1.88%	106,990	2001
	10.395950	10.841575	4.29%	42,303	2000
	10.081601	10.395950	3.12%	7,486	1999
	10.000000	10.081601	0.82%	0	1998*

149

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.651448	21.916405	1.22%	12,896	2007
	17.934223	21.651448	20.73%	15,150	2006
	16.272754	17.934223	10.21%	19,620	2005
	13.758110	16.272754	18.28%	10,054	2004
	10.000000	13.758110	37.58%	293	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.288267	16.500572	7.93%	35,099	2007
	15.061103	15.288267	1.51%	46,672	2006
	14.166800	15.061103	6.31%	53,627	2005
	12.700547	14.166800	11.54%	57,024	2004
	9.617770	12.700547	32.05%	57,832	2003
	14.659211	9.617770	-34.39%	53,975	2002
	16.719097	14.659211	-12.32%	20,728	2001
	20.277316	16.719097	-17.55%	1,858	2000
	10.000000	20.277316	102.77%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.485668	30.659723	-8.44%	45,887	2007
	29.026186	33.485668	15.36%	51,410	2006
	28.631870	29.026186	1.38%	56,345	2005
	24.818800	28.631870	15.36%	61,211	2004
	16.087835	24.818800	54.27%	61,160	2003
	22.458672	16.087835	-28.37%	67,973	2002
	17.803398	22.458672	26.15%	25,199	2001
	16.277398	17.803398	9.37%	341	2000
	12.946409	16.277398	25.73%	0	1999
	10.000000	12.946409	29.46%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.077341	27.195852	0.44%	80,355	2007
	24.572263	27.077341	10.19%	92,125	2006
	22.243450	24.572263	10.47%	105,254	2005
	19.001877	22.243450	17.06%	132,647	2004
	13.701015	19.001877	38.69%	131,158	2003
	16.851295	13.701015	-18.69%	123,502	2002
	18.367325	16.851295	-8.25%	21,984	2001
	17.148084	18.367325	7.11%	5,450	2000
	12.106268	17.148084	41.65%	0	1999
	10.000000	12.106268	21.06%	0	1998*

150

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.665574	14.538377	6.39%	49,112	2007
	12.227790	13.665574	11.76%	53,029	2006
	11.571236	12.227790	5.67%	57,595	2005
	10.720003	11.571236	7.94%	68,497	2004
	8.547905	10.720003	25.41%	78,118	2003
	10.516473	8.547905	-18.72%	83,504	2002
	12.127493	10.516473	-13.28%	43,408	2001
	12.596911	12.127493	-3.73%	8,304	2000
	11.976682	12.596911	5.18%	0	1999
	10.000000	11.976682	19.77%	0	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.262728	17.841397	9.71%	7,565	2007
	14.238978	16.262728	14.21%	3,668	2006
	13.125222	14.238978	8.49%	3,528	2005
	11.236149	13.125222	16.81%	6,069	2004
	9.096324	11.236149	23.52%	2,649	2003
	10.000000	9.096324	-9.04%	2,547	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.183134	3.759342	18.10%	658	2007
	2.911242	3.183134	9.34%	683	2006
	2.975335	2.911242	-2.15%	683	2005
	2.900164	2.975335	2.59%	1,162	2004
	1.899557	2.900164	52.68%	1,162	2003
	3.375688	1.899557	-43.73%	1,162	2002
	5.993413	3.375688	-43.68%	706	2001
	10.000000	5.993413	-40.07%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.897875	14.062382	18.19%	6,833	2007
	10.890064	11.897875	9.25%	6,156	2006
	11.129316	10.890064	-2.15%	12,076	2005
	10.851730	11.129316	2.56%	18,800	2004
	7.109711	10.851730	52.63%	10,736	2003
	10.000000	7.109711	-28.90%	3,548	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.363500	16.089833	20.40%	1,529	2007
	13.626314	13.363500	-1.93%	1,846	2006
	12.370936	13.626314	10.15%	12,747	2005
	11.186220	12.370936	10.59%	16,004	2004
	7.463213	11.186220	49.88%	22,525	2003
	10.000000	7.463213	-25.37%	2,730	2002*

151

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.458229	12.941561	-3.84%	129,301	2007
	11.805622	13.458229	14.00%	150,751	2006
	11.514104	11.805622	2.53%	166,516	2005
	9.963657	11.514104	15.56%	155,846	2004
	7.707824	9.963657	29.27%	88,917	2003
	10.469799	7.707824	-26.38%	58,045	2002
	12.119427	10.469799	-13.61%	6,209	2001
	13.786084	12.119427	-12.09%	5,478	2000
	11.829858	13.786084	16.54%	690	1999
	10.000000	11.829858	18.30%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.735964	14.132859	2.89%	91,325	2007
	13.321271	13.735964	3.11%	104,747	2006
	13.255163	13.321271	0.50%	108,106	2005
	12.650922	13.255163	4.78%	137,603	2004
	11.473014	12.650922	10.27%	119,665	2003
	10.881227	11.473014	5.44%	83,817	2002
	10.619936	10.881227	2.46%	11,341	2001
	10.219313	10.619936	3.92%	4,020	2000
	10.231592	10.219313	-0.12%	744	1999
	10.000000	10.231592	2.32%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.623444	18.660785	12.26%	175,900	2007
	15.657105	16.623444	6.17%	194,521	2006
	15.146727	15.657105	3.37%	226,382	2005
	14.401857	15.146727	5.17%	249,848	2004
	11.182836	14.401857	28.79%	249,588	2003
	15.546364	11.182836	-28.07%	241,932	2002
	18.083324	15.546364	-14.03%	56,062	2001
	18.427568	18.083324	-1.87%	16,904	2000
	13.226671	18.427568	39.32%	922	1999
	10.000000	13.226671	32.27%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.661296	22.652004	4.57%	46,845	2007
	18.713519	21.661296	15.75%	49,956	2006
	16.640631	18.713519	12.46%	58,401	2005
	14.194919	16.640631	17.23%	96,473	2004
	10.000000	14.194919	41.95%	79,550	2003*

152

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.491361	14.105944	4.56%	246,421	2007
	11.655041	13.491361	15.76%	262,797	2006
	10.366717	11.655041	12.43%	278,226	2005
	8.845490	10.366717	17.20%	301,259	2004
	6.288389	8.845490	40.66%	316,265	2003
	8.211680	6.288389	-23.42%	329,202	2002
	9.493145	8.211680	-13.50%	42,169	2001
	10.000000	9.493145	-5.07%	2,570	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.775327	15.173013	2.69%	130,742	2007
	13.060178	14.775327	13.13%	156,203	2006
	12.529835	13.060178	4.23%	176,004	2005
	11.639025	12.529835	7.65%	190,341	2004
	9.338857	11.639025	24.63%	214,581	2003
	11.693870	9.338857	-20.14%	245,912	2002
	13.236091	11.693870	-11.65%	129,371	2001
	14.751442	13.236091	-10.27%	43,247	2000
	12.323541	14.751442	19.70%	18,509	1999
	10.000000	12.323541	23.24%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.984100	9.699671	-2.85%	6,155	2007
	10.000000	9.984100	-0.16%	555	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.227583	16.968927	4.57%	29,317	2007
	16.025463	16.227583	1.26%	32,317	2006
	14.505376	16.025463	10.48%	32,294	2005
	12.313446	14.505376	17.80%	39,039	2004
	9.968740	12.313446	23.52%	41,202	2003
	14.037370	9.968740	-28.98%	43,404	2002
	20.768575	14.037370	-32.41%	35,112	2001
	23.789077	20.768575	-12.70%	20,750	2000
	13.173548	23.789077	80.58%	2,490	1999
	10.000000	13.173548	31.74%	0	1998*

153

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.526070	11.644273	10.62%	2,942	2007
	10.000000	10.526070	5.26%	3,490	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.972276	11.117182	1.32%	1,964	2007
	10.000000	10.972276	9.72%	741	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.227809	10.583947	3.48%	0	2007
	10.000000	10.227809	2.28%	4,961	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.385438	10.770119	3.70%	94	2007
	10.000000	10.385438	3.85%	24,021	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.221133	31.661206	4.77%	2,998	2007
	27.729876	30.221133	8.98%	3,377	2006
	25.116712	27.729876	10.40%	3,436	2005
	23.203314	25.116712	8.25%	3,744	2004
	18.451021	23.203314	25.76%	9,222	2003
	17.176522	18.451021	7.42%	8,419	2002
	15.863998	17.176522	8.27%	2,668	2001
	14.479873	15.863998	9.56%	1,744	2000
	11.379681	14.479873	24.24%	388	1999
	10.000000	11.379681	13.80%	0	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.381518	10.110738	20.63%	154,044	2007
	7.798483	8.381518	7.48%	164,100	2006
	6.744070	7.798483	15.63%	175,723	2005
	5.639279	6.744070	19.59%	183,182	2004
	4.044559	5.639279	39.43%	203,467	2003
	5.973855	4.044559	-32.30%	186,377	2002
	8.594047	5.973855	-30.49%	45,712	2001
	10.000000	8.594047	-14.06%	2,135	2000*

154

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.199576	30.337246	-18.45%	39,239	2007
	27.397762	37.199576	35.78%	46,440	2006
	23.797997	27.397762	15.13%	54,544	2005
	17.740386	23.797997	34.15%	85,641	2004
	13.117202	17.740386	35.25%	91,864	2003
	13.443112	13.117202	-2.42%	91,615	2002
	12.445148	13.443112	8.02%	20,077	2001
	10.000000	12.445148	3.84%	37	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.407306	30.313832	35.29%	2,975	2007
	16.327165	22.407306	37.24%	6,549	2006
	12.588829	16.327165	29.70%	2,712	2005
	10.000000	12.588829	25.89%	4,210	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.822423	59.306449	35.33%	3,438	2007
	31.941114	43.822423	37.20%	5,585	2006
	24.602994	31.941114	29.83%	7,203	2005
	19.870857	24.602994	23.81%	8,136	2004
	13.103231	19.870857	51.65%	11,282	2003
	13.721459	13.103231	-4.51%	14,055	2002
	14.210596	13.721459	-3.44%	10,487	2001
	24.853443	14.210596	-42.82%	2,374	2000
	12.616797	24.853443	96.99%	0	1999
	10.000000	12.616797	26.17%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.734416	32.491558	42.92%	7,404	2007
	18.560497	22.734416	22.49%	15,720	2006
	12.446323	18.560497	49.12%	20,194	2005
	10.000000	12.446323	24.46%	6,773	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.544385	49.379822	42.95%	1,650	2007
	28.212403	34.544385	22.44%	2,254	2006
	18.911846	28.212403	49.18%	2,694	2005
	15.478646	18.911846	22.18%	5,275	2004
	10.869895	15.478646	42.40%	9,972	2003
	11.374685	10.869895	-4.44%	3,995	2002
	12.915760	11.374685	-11.93%	181	2001
	11.787279	12.915760	9.57%	0	2000
	9.904737	11.787279	19.01%	0	1999
	10.000000	9.904737	-0.95%	0	1998*

155

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.413523	13.422531	8.13%	4,511	2007
	11.102283	12.413523	11.81%	4,511	2006
	10.380113	11.102283	6.96%	4,511	2005
	9.623995	10.380113	7.86%	4,511	2004
	7.250000	9.623995	32.74%	4,511	2003
	9.629285	7.250000	-24.71%	4,962	2002
	9.760791	9.629285	-1.35%	4,962	2001
	10.037475	9.760791	-2.76%	3,470	2000
	10.000000	10.037475	0.37%	1,948	1999*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.216644	12.810908	4.86%	165,562	2007
	11.068570	12.216644	10.37%	194,195	2006
	10.431223	11.068570	6.11%	212,197	2005
	8.971514	10.431223	16.27%	265,941	2004
	6.657970	8.971514	34.75%	319,959	2003
	9.250791	6.657970	-28.03%	323,937	2002
	9.768758	9.250791	-5.30%	62,868	2001
	10.000000	9.768758	-2.31%	9,684	2000*

156

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.429816	12.383991	-0.37%	0	2007
	11.195352	12.429816	11.03%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.428768	11.225835	-1.78%	2,823	2007
	9.929177	11.428768	15.10%	2,823	2006
	9.653346	9.929177	2.86%	2,889	2005
	8.691036	9.653346	11.07%	2,848	2004
	6.834929	8.691036	27.16%	2,898	2003
	8.623786	6.834929	-20.74%	2,932	2002
	9.573565	8.623786	-9.92%	5,528	2001
	10.894734	9.573565	-12.13%	3,892	2000
	10.000000	10.894734	8.95%	68	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.910087	14.980792	16.04%	154	2007
	10.503984	12.910087	22.91%	154	2006
	9.434597	10.503984	11.33%	924	2005
	8.351354	9.434597	12.97%	924	2004
	6.823270	8.351354	22.40%	924	2003
	8.717309	6.823270	-21.73%	1,776	2002
	12.522513	8.717309	-30.39%	3,457	2001
	15.314929	12.522513	-18.23%	2,702	2000
	10.000000	15.314929	53.15%	48	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.179269	17.613940	16.04%	799	2007
	12.350255	15.179269	22.91%	822	2006
	11.107999	12.350255	11.18%	499	2005
	9.819250	11.107999	13.12%	508	2004
	8.022584	9.819250	22.40%	507	2003
	10.000000	8.022584	-19.77%	488	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

157

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.136715	12.057478	18.95%	0	2007
	10.660808	10.136715	-4.92%	0	2006
	10.614759	10.660808	0.43%	0	2005
	9.756701	10.614759	8.79%	0	2004
	7.946664	9.756701	22.78%	0	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.667321	15.540625	-6.76%	3,181	2007
	14.289251	16.667321	16.64%	3,482	2006
	13.839011	14.289251	3.25%	3,417	2005
	12.313381	13.839011	12.39%	3,387	2004
	9.713280	12.313381	26.77%	3,412	2003
	11.308628	9.713280	-14.11%	1,600	2002
	10.197744	11.308628	10.89%	1,958	2001
	8.780117	10.197744	16.15%	1,003	2000
	10.000000	8.780117	-12.20%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.517919	13.076201	37.39%	0	2007
	10.000000	9.517919	-4.82%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.088561	11.411790	-5.60%	0	2007
	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	-29.86%	0	2001
	15.621586	12.448592	-20.31%	0	2000
	10.000000	15.621586	56.22%	0	1999*

158

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.755997	14.618837	14.60%	0	2007
	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001
	14.650223	10.672586	-27.15%	0	2000
	10.000000	14.650223	46.50%	0	1999*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.599958	12.605814	0.05%	0	2007
	10.739166	12.599958	17.33%	0	2006
	10.101697	10.739166	6.31%	0	2005
	9.229428	10.101697	9.45%	0	2004
	7.501271	9.229428	23.04%	0	2003
	9.922893	7.501271	-24.40%	0	2002
	10.000956	9.922893	-0.78%	2,095	2001
	9.340613	10.000956	7.07%	2,016	2000
	10.000000	9.340613	-6.59%	0	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.598370	14.254844	-2.35%	91	2007
	12.979641	14.598370	12.47%	91	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.801519	8.265192	5.94%	1,477	2007
	7.267419	7.801519	7.35%	1,477	2006
	7.134773	7.267419	1.86%	1,477	2005
	6.833733	7.134773	4.41%	4,795	2004
	5.517158	6.833733	23.86%	6,203	2003
	7.899217	5.517158	-30.16%	6,732	2002
	10.380157	7.899217	-23.90%	8,290	2001
	11.868131	10.380157	-12.54%	7,175	2000
	10.000000	11.868131	18.68%	0	1999*

159

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.169522	10.521014	3.46%	31,058	2007
	8.956764	10.169522	13.54%	32,485	2006
	8.702901	8.956764	2.92%	31,277	2005
	8.001922	8.702901	8.76%	34,636	2004
	6.341490	8.001922	26.18%	34,636	2003
	8.309551	6.341490	-23.68%	34,636	2002
	9.626823	8.309551	-13.68%	35,765	2001
	10.794215	9.626823	-10.81%	37,329	2000
	10.000000	10.794215	7.94%	2,845	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.489561	11.045665	5.30%	3,523	2007
	9.160955	10.489561	14.50%	3,523	2006
	8.928061	9.160955	2.61%	3,850	2005
	8.646151	8.928061	3.26%	3,850	2004
	7.258882	8.646151	19.11%	3,850	2003
	8.866534	7.258882	-18.13%	4,653	2002
	9.946799	8.866534	-10.86%	6,320	2001
	10.184154	9.946799	-2.33%	1,722	2000
	10.000000	10.184154	1.84%	0	1999*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.277768	9.952067	-3.17%	0	2007
	10.000000	10.277768	2.78%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.911892	13.374489	3.58%	18,029	2007
	12.610701	12.911892	2.39%	18,029	2006
	12.663894	12.610701	-0.42%	18,029	2005
	12.432845	12.663894	1.86%	18,029	2004
	12.086367	12.432845	2.87%	18,029	2003
	11.248475	12.086367	7.45%	483	2002
	10.594913	11.248475	6.17%	483	2001
	9.757496	10.594913	8.58%	483	2000
	10.000000	9.757496	-2.43%	0	1999*

160

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.298951	16.515303	15.50%	12,955	2007
	13.034847	14.298951	9.70%	15,734	2006
	11.347721	13.034847	14.87%	15,665	2005
	10.008646	11.347721	13.38%	12,505	2004
	7.932488	10.008646	26.17%	11,890	2003
	8.909469	7.932488	-10.97%	7,221	2002
	10.343090	8.909469	-13.86%	9,373	2001
	11.278366	10.343090	-8.29%	6,573	2000
	10.000000	11.278366	12.78%	2,835	1999*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.977703	12.936709	-0.32%	706	2007
	10.993905	12.977703	18.04%	2,379	2006
	10.574610	10.993905	3.97%	4,537	2005
	9.658120	10.574610	9.49%	4,862	2004
	7.544918	9.658120	28.01%	6,376	2003
	9.247408	7.544918	-18.41%	16,043	2002
	9.912757	9.247408	-6.71%	14,839	2001
	9.309967	9.912757	6.47%	4,448	2000
	10.000000	9.309967	-6.90%	413	1999*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

161

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.707977	9.322042	20.94%	1,972	2007
	7.446189	7.707977	3.52%	4,607	2006
	6.957979	7.446189	7.02%	5,363	2005
	6.611555	6.957979	5.24%	5,338	2004
	5.187189	6.611555	27.46%	5,310	2003
	6.758171	5.187189	-23.25%	4,139	2002
	8.036133	6.758171	-15.90%	5,059	2001
	9.869824	8.036133	-18.58%	4,148	2000
	10.000000	9.869824	-1.30%	68	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.632044	10.764399	24.70%	11,204	2007
	8.227083	8.632044	4.92%	30,506	2006
	7.919648	8.227083	3.88%	30,903	2005
	7.801994	7.919648	1.51%	32,512	2004
	5.977313	7.801994	30.53%	33,317	2003
	8.711728	5.977313	-31.39%	35,056	2002
	10.773174	8.711728	-19.13%	33,524	2001
	12.322268	10.773174	-12.57%	7,582	2000
	10.000000	12.322268	23.22%	4,941	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	1,540	2004
	6.490761	8.101344	24.81%	1,540	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	1,821	2001
	9.672582	7.358723	-23.92%	2,708	2000
	10.000000	9.672582	-3.27%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.657751	10.916785	2.43%	4,983	2007
	10.394591	10.657751	2.53%	5,986	2006
	10.358379	10.394591	0.35%	1,685	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.830032	11.158385	13.51%	5,942	2007
	10.000000	9.830032	-1.70%	0	2006*

162

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.392845	15.429063	15.20%	1,180	2007
	11.550783	13.392845	15.95%	3,190	2006
	9.876226	11.550783	16.96%	3,190	2005
	8.852908	9.876226	11.56%	4,451	2004
	6.288770	8.852908	40.77%	4,451	2003
	8.031546	6.288770	-21.70%	3,574	2002
	10.379362	8.031546	-22.62%	6,057	2001
	13.058898	10.379362	-20.52%	5,984	2000
	10.000000	13.058898	30.59%	254	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.416913	18.915891	15.22%	875	2007
	14.158574	16.416913	15.95%	958	2006
	12.110746	14.158574	16.91%	2,369	2005
	10.855078	12.110746	11.57%	2,013	2004
	7.708483	10.855078	40.82%	2,027	2003
	10.000000	7.708483	-22.92%	1,198	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.858647	15.422507	3.79%	1,460	2007
	13.007946	14.858647	14.23%	2,285	2006
	12.902636	13.007946	0.82%	1,340	2005
	11.515065	12.902636	12.05%	2,811	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.089575	11.309545	1.98%	0	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

163

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.002214	14.100585	0.70%	0	2007
	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.373693	11.245915	34.30%	3,248	2007
	7.806451	8.373693	7.27%	3,248	2006
	7.055157	7.806451	10.65%	3,248	2005
	6.083963	7.055157	15.96%	8,838	2004
	5.147573	6.083963	18.19%	10,631	2003
	6.228852	5.147573	-17.36%	11,874	2002
	8.107133	6.228852	-23.17%	14,083	2001
	10.000000	8.107133	-18.93%	12,764	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.834638	4.586938	19.62%	3,317	2007
	3.617587	3.834638	6.00%	3,317	2006
	3.298923	3.617587	9.66%	3,316	2005
	3.337081	3.298923	-1.14%	6,608	2004
	2.317610	3.337081	43.99%	6,608	2003
	3.991639	2.317610	-41.94%	6,608	2002
	6.479020	3.991639	-38.39%	8,141	2001
	10.000000	6.479020	-35.21%	8,141	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.673495	17.393537	4.32%	0	2007
	15.312069	16.673495	8.89%	0	2006
	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

164

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.902589	16.235545	25.83%	2,784	2007
	8.951137	12.902589	44.14%	12,932	2006
	6.901163	8.951137	29.70%	12,932	2005
	5.915144	6.901163	16.67%	19,743	2004
	4.472745	5.915144	32.25%	19,743	2003
	6.128895	4.472745	-27.02%	22,397	2002
	8.143702	6.128895	-24.74%	23,807	2001
	10.000000	8.143702	-18.56%	11,406	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.297783	28.069600	25.89%	551	2007
	15.461983	22.297783	44.21%	551	2006
	11.913909	15.461983	29.78%	551	2005
	10.209599	11.913909	16.69%	551	2004
	7.719236	10.209599	32.26%	551	2003
	10.000000	7.719236	-22.81%	551	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.147803	12.822314	5.55%	0	2007
	10.899300	12.147803	11.45%	0	2006
	10.228883	10.899300	6.55%	0	2005
	8.984815	10.228883	13.85%	0	2004
	6.936818	8.984815	29.52%	0	2003
	9.594571	6.936818	-27.70%	0	2002
	9.910972	9.594571	-3.19%	0	2001
	9.968645	9.910972	-0.58%	0	2000
	10.000000	9.968645	-0.31%	0	1999*

165

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.330606	10.480322	1.45%	0	2007
	10.000000	10.330606	3.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.962624	15.611490	20.43%	3,637	2007
	11.496834	12.962624	12.75%	14,388	2006
	10.282120	11.496834	11.81%	14,664	2005
	8.993282	10.282120	14.33%	16,650	2004
	7.143412	8.993282	25.90%	18,057	2003
	10.284686	7.143412	-30.54%	19,959	2002
	13.886316	10.284686	-25.94%	19,959	2001
	15.264119	13.886316	-9.03%	5,159	2000
	10.000000	15.264119	52.64%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.325981	14.321004	7.47%	0	2007
	12.077412	13.325981	10.34%	0	2006
	10.407471	12.077412	16.05%	0	2005
	8.898815	10.407471	16.95%	0	2004
	6.701201	8.898815	32.79%	0	2003
	8.986985	6.701201	-25.43%	0	2002
	9.409456	8.986985	-4.49%	0	2001
	9.504551	9.409456	-1.00%	0	2000
	10.000000	9.504551	-4.95%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.152648	10.283801	1.29%	0	2007
	10.000000	10.152648	1.53%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

166

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.247234	11.270518	9.99%	396	2007
	10.000000	10.247234	2.47%	396	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.910184	13.087309	1.37%	258	2007
	11.873788	12.910184	8.73%	258	2006
	11.797727	11.873788	0.64%	258	2005
	10.901080	11.797727	8.23%	258	2004
	9.069535	10.901080	20.19%	258	2003
	8.938092	9.069535	1.47%	258	2002
	8.725646	8.938092	2.43%	258	2001
	9.676620	8.725646	-9.83%	258	2000
	10.000000	9.676620	-3.23%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	1,115	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	279	2001
	10.000000	8.676322	-13.24%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.280916	36.167634	43.06%	0	2007
	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

167

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.441004	20.638821	18.34%	0	2007
	12.894331	17.441004	35.26%	0	2006
	12.318634	12.894331	4.67%	0	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.373993	24.212910	24.98%	0	2007
	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	1,156	2000
	10.000000	11.182210	11.82%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	754	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

168

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.466978	10.763950	2.84%	752	2007
	9.485599	10.466978	10.35%	752	2006
	9.409927	9.485599	0.80%	752	2005
	8.823429	9.409927	6.65%	752	2004
	7.580114	8.823429	16.40%	0	2003
	8.794081	7.580114	-13.80%	0	2002
	9.288391	8.794081	-5.32%	0	2001
	9.481422	9.288391	-2.04%	0	2000
	10.000000	9.481422	-5.19%	0	1999*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.792603	18.264167	-2.81%	0	2007
	15.885982	18.792603	18.30%	0	2006
	14.536085	15.885982	9.29%	0	2005
	12.208133	14.536085	19.07%	0	2004
	8.779218	12.208133	39.06%	0	2003
	10.000000	8.779218	-12.21%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.001762	13.694396	5.33%	19,152	2007
	12.798374	13.001762	1.59%	21,359	2006
	12.607632	12.798374	1.51%	21,287	2005
	12.420485	12.607632	1.51%	21,140	2004
	12.387519	12.420485	0.27%	22,533	2003
	11.354552	12.387519	9.10%	3,641	2002
	10.770572	11.354552	5.42%	4,758	2001
	9.735132	10.770572	10.64%	2,358	2000
	10.000000	9.735132	-2.65%	0	1999*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.259774	6.180327	17.50%	1,230	2007
	5.039656	5.259774	4.37%	1,259	2006
	4.813650	5.039656	4.70%	1,980	2005
	4.527588	4.813650	6.32%	1,922	2004
	3.469794	4.527588	30.49%	1,883	2003
	4.952256	3.469794	-29.94%	1,878	2002
	7.011148	4.952256	-29.37%	1,767	2001
	9.707627	7.011148	-27.78%	1,563	2000
	10.000000	9.707627	-2.92%	68	1999*

169

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.892895	14.348829	11.29%	0	2007
	12.770201	12.892895	0.96%	0	2006
	11.981156	12.770201	6.59%	0	2005
	11.301852	11.981156	6.01%	0	2004
	8.406045	11.301852	34.45%	0	2003
	10.000000	8.406045	-15.94%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

170

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.414007	10.087247	7.15%	1,928	2007
	8.713100	9.414007	8.04%	1,928	2006
	8.076529	8.713100	7.88%	1,928	2005
	7.123587	8.076529	13.38%	1,928	2004
	5.171167	7.123587	37.76%	146	2003
	8.352516	5.171167	-38.09%	146	2002
	12.194050	8.352516	-31.50%	146	2001
	14.658438	12.194050	-16.81%	146	2000
	10.000000	14.658438	46.58%	0	1999*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.771190	19.845137	5.72%	1,872	2007
	17.376513	18.771190	8.03%	3,564	2006
	15.768301	17.376513	10.20%	4,372	2005
	13.860424	15.768301	13.76%	5,549	2004
	10.471383	13.860424	32.36%	5,554	2003
	12.577501	10.471383	-16.75%	4,195	2002
	12.965645	12.577501	-2.99%	4,198	2001
	9.676620	12.965645	13.26%	3,656	2000
	10.000000	11.447800	14.48%	0	1999*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.960502	11.289488	3.00%	4,701	2007
	10.666317	10.960502	2.76%	10,762	2006
	10.568302	10.666317	0.93%	11,696	2005
	10.664538	10.568302	-0.90%	11,696	2004
	10.781517	10.664538	-1.08%	14,510	2003
	10.836691	10.781517	-0.51%	45,596	2002
	10.641677	10.836691	1.83%	52,509	2001
	10.209430	10.641677	4.23%	6,060	2000
	10.000000	10.209430	2.09%	0	1999*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.611209	21.864487	1.17%	1,170	2007
	17.909961	21.611209	20.67%	1,672	2006
	16.258970	17.909961	10.15%	1,866	2005
	13.753445	16.258970	18.22%	881	2004
	10.000000	13.753445	37.53%	0	2003*

171

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.228839	16.428033	7.87%	363	2007
	15.010175	15.228839	1.46%	386	2006
	14.126052	15.010175	6.26%	352	2005
	12.670461	14.126052	11.49%	1,071	2004
	9.599855	12.670461	31.99%	1,037	2003
	14.639366	9.599855	-34.42%	366	2002
	16.705019	14.639366	-12.37%	310	2001
	20.270503	16.705019	-17.59%	50	2000
	10.000000	20.270503	102.71%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.977837	21.943047	-8.49%	2,310	2007
	20.795111	23.977837	15.31%	2,688	2006
	20.523009	20.795111	1.33%	2,755	2005
	17.798875	20.523009	15.31%	3,511	2004
	11.543278	17.798875	54.19%	3,519	2003
	16.122666	11.543278	-28.40%	2,736	2002
	12.787277	16.122666	26.08%	2,327	2001
	11.697140	12.787277	9.32%	1,209	2000
	10.000000	11.697140	16.97%	0	1999*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.224214	22.310072	0.39%	734	2007
	20.178364	22.224214	10.14%	698	2006
	18.275241	20.178364	10.41%	2,101	2005
	15.619903	18.275241	17.00%	2,660	2004
	11.268207	15.619903	38.62%	3,101	2003
	13.866158	11.268207	-18.74%	3,458	2002
	15.121378	13.866158	-8.30%	3,468	2001
	14.124755	15.121378	7.06%	3,067	2000
	10.000000	14.124755	41.25%	237	1999*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.649866	11.324266	6.33%	222	2007
	9.534200	10.649866	11.70%	222	2006
	9.026851	9.534200	5.62%	222	2005
	8.367042	9.026851	7.89%	222	2004
	6.675091	8.367042	25.35%	1,772	2003
	8.216536	6.675091	-18.76%	1,772	2002
	9.480069	8.216536	-13.33%	4,587	2001
	9.851989	9.480069	-3.78%	4,658	2000
	10.000000	9.851989	-1.48%	0	1999*

172

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.222071	17.787684	9.65%	0	2007
	14.210586	16.222071	14.15%	0	2006
	13.105683	14.210586	8.43%	1,050	2005
	11.225121	13.105683	16.75%	0	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.173035	3.745511	18.04%	0	2007
	2.903481	3.173035	9.28%	0	2006
	2.968897	2.903481	-2.20%	0	2005
	2.895359	2.968897	2.54%	0	2004
	1.897376	2.895359	52.60%	0	2003
	3.373545	1.897376	-43.76%	0	2002
	5.992673	3.373545	-43.71%	0	2001
	10.000000	5.992673	-40.07%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.869686	14.021887	18.13%	0	2007
	10.869772	11.869686	9.20%	0	2006
	11.114218	10.869772	-2.20%	0	2005
	10.842520	11.114218	2.51%	0	2004
	7.107282	10.842520	52.56%	0	2003
	10.000000	7.107282	-28.93%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.330093	16.041426	20.34%	0	2007
	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	0	2003
	10.000000	7.459677	-25.40%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.485261	10.077576	-3.89%	2,604	2007
	9.202382	10.485261	13.94%	5,098	2006
	8.979694	9.202382	2.48%	2,968	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	50,057	2000
	10.000000	10.778958	7.79%	0	1999*

173

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.256349	13.632414	2.84%	902	2007
	12.862646	13.256349	3.06%	810	2006
	12.805314	12.862646	0.45%	771	2005
	12.227805	12.805314	4.72%	698	2004
	11.094926	12.227805	10.21%	664	2003
	10.527978	11.094926	5.39%	611	2002
	10.280419	10.527978	2.41%	1,734	2001
	9.897603	10.280419	3.87%	0	2000
	10.000000	9.897603	-1.02%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.469371	12.868455	12.20%	3,632	2007
	10.808133	11.469371	6.12%	5,272	2006
	10.461119	10.808133	3.32%	5,467	2005
	9.951728	10.461119	5.12%	8,038	2004
	7.731297	9.951728	28.72%	8,726	2003
	10.753519	7.731297	-28.10%	14,118	2002
	12.514763	10.753519	-14.07%	14,695	2001
	12.759449	12.514763	-1.92%	5,542	2000
	10.000000	12.759449	27.59%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.621027	22.598324	4.52%	1,894	2007
	18.688207	21.621027	15.69%	2,652	2006
	16.626541	18.688207	12.40%	2,239	2005
	14.190099	16.626541	17.17%	1,496	2004
	10.000000	14.190099	41.90%	845	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.445762	14.051084	4.50%	0	2007
	11.621530	13.445762	15.70%	409	2006
	10.342152	11.621530	12.37%	468	2005
	8.829014	10.342152	17.14%	468	2004
	6.279861	8.829014	40.59%	468	2003
	8.204726	6.279861	-23.46%	2,505	2002
	9.489961	8.204726	-13.54%	2,435	2001
	10.000000	9.489961	-5.10%	400	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

174

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.763720	11.047780	2.64%	2,545	2007
	9.519072	10.763720	13.08%	2,545	2006
	9.137147	9.519072	4.18%	2,545	2005
	8.491851	9.137147	7.60%	2,545	2004
	6.817103	8.491851	24.57%	4,066	2003
	8.540552	6.817103	-20.18%	8,512	2002
	9.671852	8.540552	-11.70%	9,132	2001
	10.784586	9.671852	-10.32%	5,708	2000
	10.000000	10.784586	7.85%	2,487	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.923544	11.416738	4.51%	4,266	2007
	10.792970	10.923544	1.21%	4,266	2006
	9.774156	10.792970	10.42%	4,540	2005
	8.301377	9.774156	17.74%	4,754	2004
	6.724059	8.301377	23.46%	5,083	2003
	9.473229	6.724059	-29.02%	6,503	2002
	14.023027	9.473229	-32.45%	6,503	2001
	16.070617	14.023027	-12.74%	1,770	2000
	10.000000	16.070617	60.71%	0	1999*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.522524	11.634404	10.57%	0	2007
	10.000000	10.522524	5.23%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.224316	10.574925	3.43%	0	2007
	10.000000	10.224316	2.24%	0	2006*

175

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000
	10.000000	11.210825	12.11%	0	1999*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.353187	10.071413	20.57%	0	2007
	7.776058	8.353187	7.42%	2,181	2006
	6.728088	7.776058	15.58%	2,131	2005
	5.628773	6.728088	19.53%	2,131	2004
	4.039063	5.628773	39.36%	2,131	2003
	5.968779	4.039063	-32.33%	1,227	2002
	8.591151	5.968779	-30.52%	1,227	2001
	10.000000	8.591151	-14.09%	398	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.811561	27.560124	-18.49%	0	2007
	24.915071	33.811561	35.71%	538	2006
	21.652466	24.915071	15.07%	948	2005
	16.149186	21.652466	34.08%	538	2004
	11.946728	16.149186	35.18%	538	2003
	12.249784	11.946728	-2.47%	0	2002
	11.346213	12.249784	7.96%	0	2001
	10.000000	11.346213	3.82%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

176

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000
	10.000000	15.596564	55.97%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.703760	32.431172	42.84%	0	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000
	10.000000	9.987144	-0.13%	0	1999*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.366387	13.364723	8.07%	0	2007
	11.065737	12.366387	11.75%	0	2006
	10.351193	11.065737	6.90%	0	2005
	9.602053	10.351193	7.80%	0	2004
	7.237144	9.602053	32.68%	0	2003
	9.617102	7.237144	-24.75%	0	2002
	9.753435	9.617102	-1.40%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.175345	12.761065	4.81%	84	2007
	11.036738	12.175345	10.32%	84	2006
	10.406493	11.036738	6.06%	84	2005
	8.954792	10.406493	16.21%	84	2004
	6.648942	8.954792	34.68%	84	2003
	9.242958	6.648942	-28.06%	84	2002
	9.765480	9.242958	-5.35%	84	2001
	10.000000	9.765480	-2.35%	0	2000*

177

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.400389	12.348344	-0.42%	0	2007
	11.174525	12.400389	10.97%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.384294	11.176437	-1.83%	27,527	2007
	9.895561	11.384294	15.04%	28,109	2006
	9.625539	9.895561	2.81%	28,696	2005
	8.670410	9.625539	11.02%	28,823	2004
	6.822181	8.670410	27.09%	30,511	2003
	8.612091	6.822181	-20.78%	18,887	2002
	9.565494	8.612091	-9.97%	3,818	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.859855	14.914874	15.98%	0	2007
	10.468429	12.859855	22.84%	0	2006
	9.407439	10.468429	11.28%	0	2005
	8.331561	9.407439	12.91%	0	2004
	6.810559	8.331561	22.33%	0	2003
	8.705508	6.810559	-21.77%	0	2002
	12.511970	8.705508	-30.42%	1,242	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.143308	17.563231	15.98%	5,661	2007
	12.327246	15.143308	22.84%	6,085	2006
	11.092933	12.327246	11.13%	7,093	2005
	9.810925	11.092933	13.07%	6,733	2004
	8.019853	9.810925	22.33%	7,195	2003
	10.000000	8.019853	-19.80%	5,000	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.023713	10.580065	-4.02%	0	2007
	10.000000	11.023713	10.24%	0	2006*

178

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.112678	12.022733	18.89%	1,647	2007
	10.640922	10.112678	-4.96%	1,647	2006
	10.600340	10.640922	0.38%	1,800	2005
	9.748406	10.600340	8.74%	1,800	2004
	7.943949	9.748406	22.71%	2,252	2003
	10.000000	7.943949	-20.56%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.602508	15.472277	-6.81%	11,486	2007
	14.240913	16.602508	16.58%	13,019	2006
	13.799188	14.240913	3.20%	16,297	2005
	12.284189	13.799188	12.33%	17,510	2004
	9.695180	12.284189	26.70%	17,800	2003
	11.293308	9.695180	-14.15%	16,698	2002
	10.189139	11.293308	10.84%	1,330	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.514717	13.065128	37.31%	966	2007
	10.000000	9.514717	-4.85%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.564578	11.364069	7.57%	0	2007
	10.584226	10.564578	-0.19%	0	2006
	10.606483	10.584226	-0.21%	0	2005
	10.202557	10.606483	3.96%	9,569	2004
	10.000000	10.202557	2.03%	2,837	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.041572	11.361611	-5.65%	0	2007
	10.825953	12.041572	11.23%	0	2006
	9.486631	10.825953	14.12%	0	2005
	8.183411	9.486631	15.93%	0	2004
	5.640729	8.183411	45.08%	0	2003
	8.719797	5.640729	-35.31%	0	2002
	12.438107	8.719797	-29.89%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.706402	14.554564	14.55%	0	2007
	10.899016	12.706402	16.58%	0	2006
	9.445370	10.899016	15.39%	0	2005
	8.378380	9.445370	12.74%	0	2004
	6.407248	8.378380	30.76%	0	2003
	8.142192	6.407248	-21.31%	0	2002
	10.663588	8.142192	-23.64%	0	2001*

179

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.550947	12.550346	0.00%	0	2007
	10.702812	12.550947	17.27%	0	2006
	10.072607	10.702812	6.26%	0	2005
	9.207534	10.072607	9.40%	0	2004
	7.487286	9.207534	22.98%	0	2003
	9.909449	7.487286	-24.44%	0	2002
	9.992513	9.909449	-0.83%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.563792	14.213808	-2.40%	504	2007
	12.955471	14.563792	12.41%	504	2006
	12.296116	12.955471	5.36%	504	2005
	10.267923	12.296116	19.75%	504	2004
	7.584974	10.267923	35.37%	504	2003
	10.000000	7.584974	-24.15%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.771180	8.228838	5.89%	0	2007
	7.242824	7.771180	7.29%	0	2006
	7.114235	7.242824	1.81%	0	2005
	6.817526	7.114235	4.35%	0	2004
	5.506865	6.817526	23.80%	0	2003
	7.888512	5.506865	-30.19%	0	2002
	10.371408	7.888512	-23.94%	2,566	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.129984	10.474745	3.40%	13,831	2007
	8.926469	10.129984	13.48%	16,633	2006
	8.677868	8.926469	2.86%	19,539	2005
	7.982961	8.677868	8.70%	21,928	2004
	6.329672	7.982961	26.12%	42,599	2003
	8.298290	6.329672	-23.72%	42,424	2002
	9.618706	8.298290	-13.73%	12,385	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.448742	10.997056	5.25%	7,176	2007
	9.129937	10.448742	14.44%	7,413	2006
	8.902348	9.129937	2.56%	10,084	2005
	8.625637	8.902348	3.21%	7,607	2004
	7.245341	8.625637	19.05%	7,656	2003
	8.854519	7.245341	-18.17%	4,698	2002
	9.938414	8.854519	-10.91%	3,889	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.274298	9.943626	-3.22%	0	2007
	10.000000	10.274298	2.74%	0	2006*

180

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.861674	13.315654	3.53%	38,213	2007
	12.568036	12.861674	2.34%	32,274	2006
	12.627451	12.568036	-0.47%	34,151	2005
	12.403369	12.627451	1.81%	34,104	2004
	12.063856	12.403369	2.81%	37,934	2003
	11.233244	12.063856	7.39%	34,740	2002
	10.585977	11.233244	6.11%	2,450	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.243362	16.442690	15.44%	27,278	2007
	12.990759	14.243362	9.64%	27,696	2006
	11.315079	12.990759	14.81%	27,894	2005
	9.984934	11.315079	13.32%	29,012	2004
	7.917710	9.984934	26.11%	19,243	2003
	8.897411	7.917710	-11.01%	14,568	2002
	10.334368	8.897411	-13.90%	2,390	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.348281	13.375568	43.08%	0	2007
	10.000000	9.348281	-6.52%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.927267	12.879844	-0.37%	38,353	2007
	10.956738	12.927267	17.98%	38,413	2006
	10.544204	10.956738	3.91%	42,294	2005
	9.635243	10.544204	9.43%	45,215	2004
	7.530864	9.635243	27.94%	45,506	2003
	9.234883	7.530864	-18.45%	26,540	2002
	9.904395	9.234883	-6.76%	5,272	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

181

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.678015	9.281055	20.88%	0	2007
	7.421012	7.678015	3.46%	0	2006
	6.937965	7.421012	6.96%	0	2005
	6.595891	6.937965	5.19%	0	2004
	5.177522	6.595891	27.39%	0	2003
	6.749005	5.177522	-23.28%	0	2002
	8.029346	6.749005	-15.95%	3,148	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.598464	10.717047	24.64%	12,033	2007
	8.199242	8.598464	4.87%	12,718	2006
	7.896862	8.199242	3.83%	14,133	2005
	7.783505	7.896862	1.46%	13,908	2004
	5.966173	7.783505	30.46%	14,101	2003
	8.699922	5.966173	-31.42%	12,066	2002
	10.764092	8.699922	-19.18%	4,472	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.637906	10.890884	2.38%	4,972	2007
	10.380507	10.637906	2.48%	6,034	2006
	10.349600	10.380507	0.30%	4,918	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.565232	9.646583	0.85%	23,887	2007
	8.756341	9.565232	9.24%	28,277	2006
	8.692546	8.756341	0.73%	30,292	2005
	8.082144	8.692546	7.55%	25,982	2004
	6.478666	8.082144	24.75%	34,587	2003
	6.363800	6.478666	1.80%	24,618	2002
	7.352510	6.363800	-13.45%	1,298	2001*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.826712	11.148913	13.46%	666	2007
	10.000000	9.826712	-1.73%	1,167	2006*

182

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.340733	15.361166	15.14%	787	2007
	11.511681	13.340733	15.89%	821	2006
	9.847782	11.511681	16.90%	847	2005
	8.831911	9.847782	11.50%	847	2004
	6.277043	8.831911	40.70%	847	2003
	8.020658	6.277043	-21.74%	847	2002
	10.370604	8.020658	-22.66%	637	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.378046	18.861459	15.16%	1,941	2007
	14.132218	16.378046	15.89%	1,495	2006
	12.094330	14.132218	16.85%	1,595	2005
	10.845870	12.094330	11.51%	118	2004
	7.705852	10.845870	40.75%	118	2003
	10.000000	7.705852	-22.94%	1,065	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.823438	15.378089	3.74%	5,050	2007
	12.983709	14.823438	14.17%	5,050	2006
	12.885137	12.983709	0.77%	6,030	2005
	11.505305	12.885137	11.99%	5,478	2004
	7.421189	11.505305	55.03%	6,747	2003
	10.000000	7.421189	-25.79%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.085844	11.299943	1.93%	0	2007
	10.000000	11.085844	10.86%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.126467	9.711503	-4.10%	215	2007
	10.000000	10.126467	1.26%	377	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.825066	12.277282	13.42%	333	2007
	10.000000	10.825066	8.25%	733	2006*

183

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.418235	11.364157	9.08%	0	2007
	10.000000	10.418235	4.18%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.983325	14.074347	0.65%	0	2007
	12.180456	13.983325	14.80%	0	2006
	11.351056	12.180456	7.31%	1,595	2005
	10.000000	11.351056	13.51%	501	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.344255	11.200658	34.23%	5,915	2007
	7.782962	8.344255	7.21%	5,915	2006
	7.037497	7.782962	10.59%	7,411	2005
	6.071817	7.037497	15.90%	7,411	2004
	5.139904	6.071817	18.13%	7,411	2003
	6.222739	5.139904	-17.40%	8,152	2002
	8.103330	6.222739	-23.21%	438	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.821146	4.568463	19.56%	0	2007
	3.606695	3.821146	5.95%	0	2006
	3.290663	3.606695	9.60%	0	2005
	3.330422	3.290663	-1.19%	0	2004
	2.314154	3.330422	43.92%	0	2003
	3.987735	2.314154	-41.97%	0	2002
	6.475985	3.987735	-38.42%	1,071	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.748520	14.052708	19.61%	384	2007
	11.077674	11.748520	6.06%	416	2006
	10.127278	11.077674	9.38%	404	2005
	10.222274	10.127278	-0.93%	0	2004
	7.071217	10.222274	44.56%	434	2003
	10.000000	7.071217	-29.29%	444	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.642472	17.352307	4.27%	0	2007
	15.291335	16.642472	8.84%	0	2006
	14.031702	15.291335	8.98%	0	2005
	12.158184	14.031702	15.41%	4,766	2004
	10.000000	12.158184	21.58%	5,085	2003*

184

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.857245	16.170208	25.77%	839	2007
	8.924201	12.857245	44.07%	2,805	2006
	6.883881	8.924201	29.64%	2,993	2005
	5.903326	6.883881	16.61%	3,162	2004
	4.466078	5.903326	32.18%	3,330	2003
	6.122880	4.466078	-27.06%	3,501	2002
	8.139885	6.122880	-24.78%	3,628	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.244956	27.988777	25.82%	9,268	2007
	15.433172	22.244956	44.14%	9,362	2006
	11.897749	15.433172	29.72%	9,362	2005
	10.200936	11.897749	16.63%	9,594	2004
	7.716615	10.200936	32.19%	9,594	2003
	10.000000	7.716615	-22.83%	6,050	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.085950	10.381283	2.93%	3,562	2007
	9.851160	10.085950	2.38%	4,207	2006
	9.883486	9.851160	-0.33%	3,687	2005
	9.981747	9.883486	-0.98%	5,222	2004
	10.000000	9.981747	-0.18%	3,840	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.215319	15.025703	5.70%	1,019	2007
	12.005873	14.215319	18.40%	827	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.100559	12.765918	5.50%	11,254	2007
	10.862416	12.100559	11.40%	12,182	2006
	10.199446	10.862416	6.50%	12,349	2005
	8.963520	10.199446	13.79%	12,539	2004
	6.923899	8.963520	29.46%	12,380	2003
	9.581590	6.923899	-27.74%	12,608	2002
	9.902625	9.581590	-3.24%	754	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.327115	10.471423	1.40%	0	2007
	10.000000	10.327115	3.27%	0	2006*

185

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.912228	15.542840	20.37%	3,729	2007
	11.457938	12.912228	12.69%	2,504	2006
	10.252528	11.457938	11.76%	2,591	2005
	8.971959	10.252528	14.27%	18,316	2004
	7.130099	8.971959	25.83%	17,326	2003
	10.270734	7.130099	-30.58%	17,326	2002
	13.874614	10.270734	-25.97%	16,026	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.274108	14.257948	7.41%	494	2007
	12.036504	13.274108	10.28%	2,121	2006
	10.377476	12.036504	15.99%	2,185	2005
	8.877691	10.377476	16.89%	2,257	2004
	6.688692	8.877691	32.73%	1,778	2003
	8.974779	6.688692	-25.47%	5,491	2002
	9.401502	8.974779	-4.54%	0	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.149218	10.275065	1.24%	0	2007
	10.000000	10.149218	1.49%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.434128	10.880072	4.27%	1,504	2007
	10.000000	10.434128	4.34%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.416259	10.538162	1.17%	724	2007
	10.000000	10.416259	4.16%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.715931	12.039659	12.35%	957	2007
	10.000000	10.715931	7.16%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.243775	11.260943	9.93%	1,140	2007
	10.000000	10.243775	2.44%	1,126	2006*

186

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.859947	13.029721	1.32%	11,064	2007
	11.833579	12.859947	8.67%	11,191	2006
	11.763752	11.833579	0.59%	11,253	2005
	10.875215	11.763752	8.17%	11,253	2004
	9.052629	10.875215	20.13%	12,870	2003
	8.925976	9.052629	1.42%	9,184	2002
	8.718281	8.925976	2.38%	0	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.321282	11.474465	1.35%	838	2007
	10.418162	11.321282	8.67%	346	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	0	2006
	12.964022	16.895288	30.32%	0	2005
	10.927986	12.964022	18.63%	0	2004
	6.729993	10.927986	62.38%	0	2003
	8.080662	6.729993	-16.71%	0	2002
	8.675258	8.080662	-6.85%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.221040	36.063538	42.99%	11,092	2007
	18.785091	25.221040	34.26%	11,092	2006
	14.412181	18.785091	30.34%	11,092	2005
	12.147387	14.412181	18.64%	445	2004
	7.482965	12.147387	62.33%	445	2003
	10.000000	7.482965	-25.17%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.397365	20.576666	18.27%	743	2007
	12.868594	17.397365	35.19%	743	2006
	12.300281	12.868594	4.62%	743	2005
	9.634075	12.300281	27.67%	0	2004
	7.896831	9.634075	22.00%	0	2003
	10.000000	7.896831	-21.03%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.029127	15.025539	24.91%	0	2007
	9.207449	12.029127	30.65%	0	2006
	7.196780	9.207449	27.94%	0	2005
	6.414454	7.196780	12.20%	0	2004
	4.813780	6.414454	33.25%	0	2003
	6.455831	4.813780	-25.44%	0	2002
	9.210500	6.455831	-29.91%	0	2001*

187

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.328046	24.143154	24.91%	0	2007
	14.795862	19.328046	30.63%	0	2006
	11.567943	14.795862	27.90%	0	2005
	10.296163	11.567943	12.35%	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.405355	14.612314	17.79%	0	2007
	10.029801	12.405355	23.68%	0	2006
	8.553766	10.029801	17.26%	0	2005
	7.526929	8.553766	13.64%	0	2004
	5.630524	7.526929	33.68%	0	2003
	7.681183	5.630524	-26.70%	0	2002
	9.630431	7.681183	-20.24%	0	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.279518	26.252372	17.83%	0	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.426286	10.716618	2.78%	13,527	2007
	9.453512	10.426286	10.29%	13,630	2006
	9.382852	9.453512	0.75%	13,925	2005
	8.802504	9.382852	6.59%	14,058	2004
	7.565979	8.802504	16.34%	12,169	2003
	8.782156	7.565979	-13.85%	12,353	2002
	9.280546	8.782156	-5.37%	824	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.745536	18.209117	-2.86%	431	2007
	15.854233	18.745536	18.24%	431	2006
	14.514390	15.854233	9.23%	431	2005
	12.196111	14.514390	19.01%	431	2004
	8.775030	12.196111	38.99%	431	2003
	10.000000	8.775030	-12.25%	0	2002*

188

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.951217	13.634178	5.27%	12,712	2007
	12.755077	12.951217	1.54%	13,914	2006
	12.571358	12.755077	1.46%	20,486	2005
	12.391049	12.571358	1.46%	20,807	2004
	12.364450	12.391049	0.22%	21,881	2003
	11.339175	12.364450	9.04%	26,126	2002
	10.761486	11.339175	5.37%	571	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.239327	6.153148	17.44%	3,193	2007
	5.022615	5.239327	4.31%	3,275	2006
	4.799798	5.022615	4.64%	3,515	2005
	4.516845	4.799798	6.26%	3,603	2004
	3.463330	4.516845	30.42%	3,753	2003
	4.945547	3.463330	-29.97%	3,086	2002
	7.005239	4.945547	-29.40%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.860604	14.305565	11.24%	4,171	2007
	12.744678	12.860604	0.91%	4,171	2006
	11.963284	12.744678	6.53%	4,171	2005
	11.290741	11.963284	5.96%	10,055	2004
	8.402053	11.290741	34.38%	9,735	2003
	10.000000	8.402053	-15.98%	6,110	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.430348	11.833511	3.53%	0	2007
	10.957934	11.430348	4.31%	0	2006
	10.795581	10.957934	1.50%	7,004	2005
	10.499391	10.795581	2.82%	79,660	2004
	9.903364	10.499391	6.02%	98,513	2003
	10.039249	9.903364	-1.35%	50,900	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.185802	12.672875	4.00%	3,410	2007
	11.438776	12.185802	6.53%	3,410	2006
	11.142118	11.438776	2.66%	3,410	2005
	10.582927	11.142118	5.28%	116,353	2004
	9.473594	10.582927	11.71%	124,117	2003
	10.060109	9.473594	-5.83%	33,697	2002*

189

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.856442	13.345056	3.80%	1,720	2007
	11.750727	12.856442	9.41%	1,720	2006
	11.352722	11.750727	3.51%	1,720	2005
	10.548952	11.352722	7.62%	258,522	2004
	8.943444	10.548952	17.95%	192,867	2003
	10.069222	8.943444	-11.18%	112,262	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.761730	14.351116	4.28%	51,406	2007
	12.228101	13.761730	12.54%	51,406	2006
	11.623257	12.228101	5.20%	55,730	2005
	10.553956	11.623257	10.13%	139,526	2004
	8.481877	10.553956	24.43%	156,546	2003
	10.107544	8.481877	-16.08%	37,215	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.318370	14.904562	4.09%	0	2007
	12.469319	14.318370	14.83%	0	2006
	11.758161	12.469319	6.05%	0	2005
	10.495425	11.758161	12.03%	30,945	2004
	8.100685	10.495425	29.56%	30,045	2003
	10.116319	8.100685	-19.92%	3,279	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.377397	10.042883	7.10%	2,423	2007
	8.683629	9.377397	7.99%	2,541	2006
	8.053285	8.683629	7.83%	2,541	2005
	7.106690	8.053285	13.32%	2,831	2004
	5.161519	7.106690	37.69%	2,520	2003
	8.341195	5.161519	-38.12%	1,772	2002
	12.183768	8.341195	-31.54%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.698187	19.757849	5.67%	3,826	2007
	17.317725	18.698187	7.97%	3,908	2006
	15.722921	17.317725	10.14%	3,650	2005
	13.827559	15.722921	13.71%	3,756	2004
	10.451848	13.827559	32.30%	3,761	2003
	12.560435	10.451848	-16.79%	2,860	2002
	12.954698	12.560435	-3.04%	388	2001*

190

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.917831	11.239786	2.95%	16,185	2007
	10.630182	10.917831	2.71%	17,261	2006
	10.537846	10.630182	0.88%	18,858	2005
	10.639218	10.537846	-0.95%	60,520	2004
	10.761392	10.639218	-1.14%	78,913	2003
	10.821968	10.761392	-0.56%	49,427	2002
	10.632658	10.821968	1.78%	0	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.571002	21.812634	1.12%	945	2007
	17.885709	21.571002	20.60%	1,025	2006
	16.245203	17.885709	10.10%	1,099	2005
	13.748783	16.245203	18.16%	353	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.169611	16.355772	7.82%	663	2007
	14.959391	15.169611	1.41%	667	2006
	14.085392	14.959391	6.21%	660	2005
	12.640410	14.085392	11.43%	670	2004
	9.581953	12.640410	31.92%	663	2003
	14.619524	9.581953	-34.46%	275	2002
	16.690944	14.619524	-12.41%	69	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.884569	21.846505	-8.53%	10,342	2007
	20.724738	23.884569	15.25%	11,013	2006
	20.463931	20.724738	1.27%	11,591	2005
	17.756675	20.463931	15.25%	11,210	2004
	11.521769	17.756675	54.11%	12,072	2003
	16.100836	11.521769	-28.44%	8,395	2002
	12.776504	16.100836	26.02%	535	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.137835	22.211989	0.33%	9,451	2007
	20.110129	22.137835	10.08%	10,476	2006
	18.222675	20.110129	10.36%	12,028	2005
	15.582883	18.222675	16.94%	12,974	2004
	11.247212	15.582883	38.55%	13,061	2003
	13.847390	11.247212	-18.78%	12,826	2002
	15.108647	13.847390	-8.35%	6,768	2001*

191

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.608433	11.274443	6.28%	15,238	2007
	9.501937	10.608433	11.64%	15,296	2006
	9.000863	9.501937	5.57%	15,467	2005
	8.347189	9.000863	7.83%	17,398	2004
	6.662646	8.347189	25.28%	17,504	2003
	8.205402	6.662646	-18.80%	9,373	2002
	9.472081	8.205402	-13.37%	0	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.181468	17.734093	9.60%	191	2007
	14.182210	16.181468	14.10%	191	2006
	13.086147	14.182210	8.38%	191	2005
	11.214093	13.086147	16.69%	191	2004
	9.087697	11.214093	23.40%	0	2003
	10.000000	9.087697	-9.12%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.162948	3.731682	17.98%	1,366	2007
	2.895715	3.162948	9.23%	1,446	2006
	2.962458	2.895715	-2.25%	1,508	2005
	2.890558	2.962458	2.49%	1,508	2004
	1.895195	2.890558	52.52%	1,508	2003
	3.371381	1.895195	-43.79%	1,508	2002
	5.991934	3.371381	-43.73%	1,508	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.841558	13.981504	18.07%	442	2007
	10.849518	11.841558	9.14%	442	2006
	11.099137	10.849518	-2.25%	442	2005
	10.833329	11.099137	2.45%	442	2004
	7.104858	10.833329	52.48%	442	2003
	10.000000	7.104858	-28.95%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.296735	15.993088	20.28%	2,372	2007
	13.572003	13.296735	-2.03%	2,077	2006
	12.334128	13.572003	10.04%	1,929	2005
	11.164275	12.334128	10.48%	9,942	2004
	7.456128	11.164275	49.73%	10,031	2003
	10.000000	7.456128	-25.44%	4,273	2002*

192

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.444491	10.033256	-3.94%	13,774	2007
	9.171245	10.444491	13.88%	16,322	2006
	8.953856	9.171245	2.43%	16,957	2005
	7.756043	8.953856	15.44%	14,050	2004
	6.006135	7.756043	29.14%	13,286	2003
	8.166647	6.006135	-26.46%	6,899	2002
	9.463069	8.166647	-13.70%	0	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.204800	13.572447	2.78%	8,559	2007
	12.819122	13.204800	3.01%	8,556	2006
	12.768454	12.819122	0.40%	9,410	2005
	12.198805	12.768454	4.67%	20,361	2004
	11.074251	12.198805	10.15%	20,325	2003
	10.513712	11.074251	5.33%	10,063	2002
	10.271747	10.513712	2.36%	977	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.424764	12.811846	12.14%	22,584	2007
	10.771549	11.424764	6.06%	24,324	2006
	10.431004	10.771549	3.26%	24,550	2005
	9.928130	10.431004	5.07%	44,391	2004
	7.716890	9.928130	28.65%	45,185	2003
	10.738951	7.716890	-28.14%	40,498	2002
	12.504224	10.738951	-14.12%	26,096	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.580799	22.544746	4.47%	2,057	2007
	18.662895	21.580799	15.63%	2,624	2006
	16.612442	18.662895	12.34%	2,798	2005
	14.185285	16.612442	17.11%	38,230	2004
	10.000000	14.185285	41.85%	32,965	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.400279	13.996399	4.45%	17,575	2007
	11.588105	13.400279	15.64%	18,010	2006
	10.317629	11.588105	12.31%	18,108	2005
	8.812554	10.317629	17.08%	22,697	2004
	6.271334	8.812554	40.52%	22,866	2003
	8.197763	6.271334	-23.50%	22,506	2002
	9.486763	8.197763	-13.59%	4,964	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

193

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.721832	10.999158	2.59%	28,004	2007
	9.486847	10.721832	13.02%	31,707	2006
	9.110826	9.486847	4.13%	35,217	2005
	8.471704	9.110826	7.54%	35,583	2004
	6.804394	8.471704	24.50%	48,018	2003
	8.528973	6.804394	-20.22%	37,815	2002
	9.663699	8.528973	-11.74%	12,091	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.977364	9.683209	-2.95%	0	2007
	10.000000	9.977364	-0.23%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.881080	11.366549	4.46%	220	2007
	10.756467	10.881080	1.16%	220	2006
	9.746041	10.756467	10.37%	213	2005
	8.281709	9.746041	17.68%	233	2004
	6.711524	8.281709	23.40%	226	2003
	9.460391	6.711524	-29.06%	240	2002
	14.011209	9.460391	-32.48%	1,113	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.518967	11.624520	10.51%	0	2007
	10.000000	10.518967	5.19%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.964890	11.098330	1.22%	961	2007
	10.000000	10.964890	9.65%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.220826	10.565907	3.38%	0	2007
	10.000000	10.220826	2.21%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.378444	10.751862	3.60%	0	2007
	10.000000	10.378444	3.78%	0	2006*

194

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.224597	24.306399	4.66%	0	2007
	21.331723	23.224597	8.87%	0	2006
	19.341108	21.331723	10.29%	0	2005
	17.885882	19.341108	8.14%	0	2004
	14.237119	17.885882	25.63%	82	2003
	13.267178	14.237119	7.31%	83	2002
	12.265925	13.267178	8.16%	0	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.324861	10.032131	20.51%	40,114	2007
	7.753632	8.324861	7.37%	40,355	2006
	6.712088	7.753632	15.52%	40,570	2005
	5.618247	6.712088	19.47%	27,425	2004
	4.033575	5.618247	39.29%	25,610	2003
	5.963710	4.033575	-32.36%	25,170	2002
	8.588260	5.963710	-30.56%	2,327	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.680183	27.438986	-18.53%	7,849	2007
	24.830839	33.680183	35.64%	8,105	2006
	21.590209	24.830839	15.01%	9,072	2005
	16.110938	21.590209	34.01%	44,246	2004
	11.924489	16.110938	35.11%	24,786	2003
	12.233204	11.924489	-2.52%	11,637	2002
	11.336655	12.233204	7.91%	535	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.346891	30.201220	35.15%	11,984	2007
	16.299663	22.346891	37.10%	11,984	2006
	12.580370	16.299663	29.56%	11,984	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	27.296134	36.903113	35.20%	0	2007
	19.915683	27.296134	37.06%	0	2006
	15.355819	19.915683	29.69%	0	2005
	12.414897	15.355819	23.69%	0	2004
	8.194950	12.414897	51.49%	0	2003
	8.590347	8.194950	-4.60%	0	2002
	8.905697	8.590347	-3.54%	0	2001*

195

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.673126	32.370850	42.77%	0	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	0	2005
	10.000000	12.437953	24.38%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	0	2004
	9.178700	13.057130	42.25%	0	2003
	9.614735	9.178700	-4.54%	0	2002
	10.928549	9.614735	-12.02%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.464193	13.463535	8.02%	0	2007
	11.158924	12.464193	11.70%	0	2006
	10.443650	11.158924	6.85%	0	2005
	9.692761	10.443650	7.75%	0	2004
	7.309233	9.692761	32.61%	0	2003
	9.717850	7.309233	-24.79%	0	2002
	9.860649	9.717850	-1.45%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.134131	12.711362	4.76%	19,025	2007
	11.004979	12.134131	10.26%	20,971	2006
	10.381815	11.004979	6.00%	26,356	2005
	8.938102	10.381815	16.15%	29,298	2004
	6.639915	8.938102	34.61%	28,964	2003
	9.235111	6.639915	-28.10%	27,162	2002
	9.762197	9.235111	-5.40%	3,879	2001*

196

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.370978	12.312751	-0.47%	0	2007
	11.153673	12.370978	10.91%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.339995	11.127253	-1.88%	64,884	2007
	9.862054	11.339995	14.99%	73,517	2006
	9.597814	9.862054	2.75%	88,825	2005
	8.649846	9.597814	10.96%	104,791	2004
	6.809455	8.649846	27.03%	100,922	2003
	8.600411	6.809455	-20.82%	106,076	2002
	9.557420	8.600411	-10.01%	18,137	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.809845	14.849269	15.92%	7,422	2007
	10.433011	12.809845	22.78%	8,592	2006
	9.380363	10.433011	11.22%	10,543	2005
	8.311801	9.380363	12.86%	11,268	2004
	6.797862	8.311801	22.27%	11,533	2003
	8.693698	6.797862	-21.81%	12,531	2002
	12.501416	8.693698	-30.46%	10,067	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.107442	17.512678	15.92%	14,402	2007
	12.304287	15.107442	22.78%	19,259	2006
	11.077877	12.304287	11.07%	23,590	2005
	9.802600	11.077877	13.01%	20,798	2004
	8.017119	9.802600	22.27%	21,056	2003
	10.000000	8.017119	-19.83%	23,727	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.019999	10.571090	-4.07%	0	2007
	10.000000	11.019999	10.20%	0	2006*

197

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.088716	11.988104	18.83%	395	2007
	10.621109	10.088716	-5.01%	360	2006
	10.585962	10.621109	0.33%	824	2005
	9.740138	10.585962	8.68%	1,981	2004
	7.941242	9.740138	22.65%	1,486	2003
	10.000000	7.941242	-20.59%	7,067	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.537923	15.404195	-6.86%	55,954	2007
	14.192711	16.537923	16.52%	71,599	2006
	13.759467	14.192711	3.15%	72,909	2005
	12.255061	13.759467	12.28%	88,013	2004
	9.677116	12.255061	26.64%	89,600	2003
	11.278022	9.677116	-14.19%	92,354	2002
	10.180559	11.278022	10.78%	18,972	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.511502	13.054036	37.24%	0	2007
	10.000000	9.511502	-4.88%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.544885	11.337083	7.51%	16,056	2007
	10.569860	10.544885	-0.24%	15,912	2006
	10.597463	10.569860	-0.26%	27,153	2005
	10.199070	10.597463	3.91%	19,558	2004
	10.000000	10.199070	1.99%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.994704	11.311600	-5.70%	0	2007
	10.789294	11.994704	11.17%	0	2006
	9.459306	10.789294	14.06%	0	2005
	8.163984	9.459306	15.87%	0	2004
	5.630199	8.163984	45.00%	0	2003
	8.707975	5.630199	-35.34%	0	2002
	12.427613	8.707975	-29.93%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.656992	14.490552	14.49%	0	2007
	10.862139	12.656992	16.52%	0	2006
	9.418184	10.862139	15.33%	0	2005
	8.358525	9.418184	12.68%	0	2004
	6.395305	8.358525	30.70%	0	2003
	8.131164	6.395305	-21.35%	0	2002
	10.654609	8.131164	-23.68%	0	2001*

198

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.502114	12.495123	-0.06%	0	2007
	10.666580	12.502114	17.21%	0	2006
	10.043607	10.666580	6.20%	0	2005
	9.185699	10.043607	9.34%	0	2004
	7.473332	9.185699	22.91%	0	2003
	9.896033	7.473332	-24.48%	0	2002
	9.984104	9.896033	-0.88%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.529282	14.172865	-2.45%	3,982	2007
	12.931332	14.529282	12.36%	5,825	2006
	12.279419	12.931332	5.31%	7,788	2005
	10.259199	12.279419	19.69%	11,356	2004
	7.582387	10.259199	35.30%	5,994	2003
	10.000000	7.582387	-24.18%	1,676	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.740926	8.192611	5.84%	3,793	2007
	7.218294	7.740926	7.24%	4,475	2006
	7.093745	7.218294	1.76%	4,367	2005
	6.801352	7.093745	4.30%	4,295	2004
	5.496597	6.801352	23.74%	4,284	2003
	7.877818	5.496597	-30.23%	4,737	2002
	10.362676	7.877818	-23.98%	1,913	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.090526	10.428608	3.35%	75,071	2007
	8.896205	10.090526	13.43%	101,729	2006
	8.652843	8.896205	2.81%	118,967	2005
	7.964001	8.652843	8.65%	154,617	2004
	6.317855	7.964001	26.06%	171,061	2003
	8.287031	6.317855	-23.76%	184,627	2002
	9.610581	8.287031	-13.77%	48,850	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.408105	10.948671	5.19%	27,927	2007
	9.099044	10.408105	14.39%	28,707	2006
	8.876728	9.099044	2.50%	34,750	2005
	8.605202	8.876728	3.16%	37,847	2004
	7.231846	8.605202	18.99%	39,688	2003
	8.842525	7.231846	-18.22%	53,030	2002
	9.930036	8.842525	-10.95%	9,837	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.270833	9.935165	-3.27%	0	2007
	10.000000	10.270833	2.71%	0	2006*

199

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.811703	13.257135	3.48%	71,331	2007
	12.525554	12.811703	2.28%	79,839	2006
	12.591152	12.525554	-0.52%	83,028	2005
	12.374004	12.591152	1.75%	80,626	2004
	12.041407	12.374004	2.76%	121,837	2003
	11.218050	12.041407	7.34%	139,861	2002
	10.577071	11.218050	6.06%	21,409	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.187919	16.370316	15.38%	74,500	2007
	12.946768	14.187919	9.59%	105,114	2006
	11.282485	12.946768	14.75%	108,661	2005
	9.961246	11.282485	13.26%	111,034	2004
	7.902955	9.961246	26.04%	118,918	2003
	8.885347	7.902955	-11.06%	126,333	2002
	10.325655	8.885347	-13.95%	12,810	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.345118	13.364194	43.01%	1,284	2007
	10.000000	9.345118	-6.55%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.876979	12.823164	-0.42%	117,952	2007
	10.919664	12.876979	17.92%	188,148	2006
	10.513858	10.919664	3.86%	206,133	2005
	9.612401	10.513858	9.38%	216,877	2004
	7.516835	9.612401	27.88%	210,718	2003
	9.222382	7.516835	-18.49%	239,961	2002
	9.896058	9.222382	-6.81%	26,780	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.477185	11.177043	6.68%	3,268	2007
	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

200

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.517174	11.484335	9.20%	0	2007
	10.000000	10.517174	5.17%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.648109	9.240175	20.82%	0	2007
	7.395864	7.648109	3.41%	0	2006
	6.917967	7.395864	6.91%	163	2005
	6.580234	6.917967	5.13%	299	2004
	5.167863	6.580234	27.33%	0	2003
	6.739861	5.167863	-23.32%	0	2002
	8.022575	6.739861	-15.99%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.564968	10.669839	24.58%	0	2007
	8.171451	8.564968	4.82%	0	2006
	7.874090	8.171451	3.78%	80,809	2005
	7.765017	7.874090	1.40%	97,428	2004
	5.955034	7.765017	30.39%	95,216	2003
	8.688117	5.955034	-31.46%	88,934	2002
	10.755009	8.688117	-19.22%	12,890	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.528048	9.604171	0.80%	28,673	2007
	8.726729	9.528048	9.18%	34,747	2006
	8.667545	8.726729	0.68%	37,206	2005
	8.062996	8.667545	7.50%	44,218	2004
	6.466604	8.062996	24.69%	45,453	2003
	6.355190	6.466604	1.75%	42,303	2002
	7.346312	6.355190	-13.49%	10,498	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.618101	10.865053	2.33%	11,127	2007
	10.366426	10.618101	2.43%	13,371	2006
	10.340808	10.366426	0.25%	11,643	2005
	10.094375	10.340808	2.44%	3,528	2004
	10.000000	10.094375	0.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.823392	11.139451	13.40%	2,655	2007
	10.000000	9.823392	-1.77%	0	2006*

201

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.288820	15.293567	15.09%	6,356	2007
	11.472699	13.288820	15.83%	6,642	2006
	9.819415	11.472699	16.84%	7,187	2005
	8.810945	9.819415	11.45%	7,397	2004
	6.265330	8.810945	40.63%	14,405	2003
	8.009778	6.265330	-21.78%	14,783	2002
	10.361858	8.009778	-22.70%	4,067	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.339258	18.807164	15.10%	16,963	2007
	14.105906	16.339258	15.83%	17,382	2006
	12.077938	14.105906	16.79%	17,480	2005
	10.836673	12.077938	11.45%	13,086	2004
	7.703235	10.836673	40.68%	10,424	2003
	10.000000	7.703235	-22.97%	4,679	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.788293	15.333778	3.69%	5,757	2007
	12.959498	14.788293	14.11%	5,893	2006
	12.867635	12.959498	0.71%	4,973	2005
	11.495520	12.867635	11.94%	5,104	2004
	7.418650	11.495520	54.95%	8,009	2003
	10.000000	7.418650	-25.81%	1,258	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.082100	11.290361	1.88%	1,565	2007
	10.000000	11.082100	10.82%	1,372	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.123035	9.703244	-4.15%	13,275	2007
	10.000000	10.123035	1.23%	3,030	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.633896	13.437955	26.37%	3,075	2007
	10.000000	10.633896	6.34%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.821415	12.266862	13.36%	0	2007
	10.000000	10.821415	8.21%	0	2006*

202

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.414712	11.354499	9.02%	0	2007
	10.000000	10.414712	4.15%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.964449	14.048162	0.60%	6,270	2007
	12.170188	13.964449	14.74%	10,493	2006
	11.347239	12.170188	7.25%	15,268	2005
	10.000000	11.347239	13.47%	2,955	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.314866	11.155504	34.16%	58,089	2007
	7.759494	8.314866	7.16%	65,375	2006
	7.019832	7.759494	10.54%	67,472	2005
	6.059662	7.019832	15.85%	59,918	2004
	5.132236	6.059662	18.07%	58,398	2003
	6.216622	5.132236	-17.44%	58,074	2002
	8.099528	6.216622	-23.25%	14,573	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.807684	4.550037	19.50%	8,888	2007
	3.595815	3.807684	5.89%	9,019	2006
	3.282397	3.595815	9.55%	16,898	2005
	3.323741	3.282397	-1.24%	17,358	2004
	2.310691	3.323741	43.84%	19,423	2003
	3.983793	2.310691	-42.00%	19,423	2002
	6.472936	3.983793	-38.45%	11,013	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.720685	14.012232	19.55%	5,721	2007
	11.057037	11.720685	6.00%	5,575	2006
	10.113532	11.057037	9.33%	7,191	2005
	10.213590	10.113532	-0.98%	7,290	2004
	7.068798	10.213590	44.49%	7,294	2003
	10.000000	7.068798	-29.31%	6,273	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.611477	17.311109	4.21%	0	2007
	15.270609	16.611477	8.78%	0	2006
	14.019804	15.270609	8.92%	0	2005
	12.154059	14.019804	15.35%	0	2004
	10.000000	12.154059	21.54%	0	2003*

203

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.812019	16.105099	25.70%	6,187	2007
	8.897329	12.812019	44.00%	10,609	2006
	6.866639	8.897329	29.57%	10,994	2005
	5.891540	6.866639	16.55%	16,344	2004
	4.459429	5.891540	32.11%	16,419	2003
	6.116877	4.459429	-27.10%	18,683	2002
	8.136062	6.116877	-24.82%	6,639	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.192229	27.908177	25.76%	5,988	2007
	15.404413	22.192229	44.06%	7,177	2006
	11.881594	15.404413	29.65%	7,418	2005
	10.192274	11.881594	16.57%	6,171	2004
	7.713978	10.192274	32.13%	6,722	2003
	10.000000	7.713978	-22.86%	7,325	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.067167	10.356657	2.88%	15,285	2007
	9.837808	10.067167	2.33%	15,433	2006
	9.875108	9.837808	-0.38%	21,222	2005
	9.978359	9.875108	-1.03%	25,019	2004
	10.000000	9.978359	-0.22%	4,396	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.181624	14.982427	5.65%	0	2007
	11.983493	14.181624	18.34%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.053468	12.709729	5.44%	10,417	2007
	10.825642	12.053468	11.34%	11,823	2006
	10.170081	10.825642	6.45%	12,363	2005
	8.942267	10.170081	13.73%	11,452	2004
	6.910990	8.942267	29.39%	12,861	2003
	9.568605	6.910990	-27.77%	19,965	2002
	9.894278	9.568605	-3.29%	4,120	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.323632	10.462523	1.35%	0	2007
	10.000000	10.323632	3.24%	0	2006*

204

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.861922	15.474373	20.31%	22,342	2007
	11.419118	12.861922	12.63%	26,146	2006
	10.222972	11.419118	11.70%	28,893	2005
	8.950658	10.222972	14.21%	36,788	2004
	7.116796	8.950658	25.77%	37,638	2003
	10.256811	7.116796	-30.61%	41,479	2002
	13.862902	10.256811	-26.01%	9,749	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.222477	14.195228	7.36%	27,193	2007
	11.995773	13.222477	10.23%	29,363	2006
	10.347604	11.995773	15.93%	32,091	2005
	8.856640	10.347604	16.83%	25,789	2004
	6.676227	8.856640	32.66%	24,764	2003
	8.962622	6.676227	-25.51%	13,549	2002
	9.393576	8.962622	-4.59%	2,252	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.145792	10.266334	1.19%	1,145	2007
	10.000000	10.145792	1.46%	1,145	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.430613	10.870847	4.22%	190	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.412741	10.529215	1.12%	5,457	2007
	10.000000	10.412741	4.13%	5,395	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.712318	12.029430	12.30%	5,930	2007
	10.000000	10.712318	7.12%	4,175	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.240314	11.251384	9.87%	2,869	2007
	10.000000	10.240314	2.40%	2,907	2006*

205

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.809951	12.972417	1.27%	29,503	2007
	11.793567	12.809951	8.62%	32,795	2006
	11.729931	11.793567	0.54%	35,455	2005
	10.849470	11.729931	8.12%	42,559	2004
	9.035786	10.849470	20.07%	41,718	2003
	8.913897	9.035786	1.37%	42,535	2002
	8.710943	8.913897	2.33%	2,062	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.311733	11.458925	1.30%	5,533	2007
	10.414642	11.311733	8.61%	6,290	2006
	10.000000	10.414642	4.15%	6,424	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.623937	32.340229	42.95%	576	2007
	16.850212	22.623937	34.26%	576	2006
	12.936008	16.850212	30.26%	576	2005
	10.909929	12.936008	18.57%	1,183	2004
	6.722291	10.909929	62.29%	1,183	2003
	8.075525	6.722291	-16.76%	1,183	2002
	8.674187	8.075525	-6.90%	932	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.161330	35.959778	42.92%	8,236	2007
	18.750120	25.161330	34.19%	11,344	2006
	14.392651	18.750120	30.28%	13,352	2005
	12.137097	14.392651	18.58%	10,768	2004
	7.480416	12.137097	62.25%	7,637	2003
	10.000000	7.480416	-25.20%	6,879	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.353804	20.514642	18.21%	1,922	2007
	12.842879	17.353804	35.12%	1,089	2006
	12.281941	12.842879	4.57%	2,332	2005
	9.624596	12.281941	27.61%	0	2004
	7.893084	9.624596	21.94%	0	2003
	10.000000	7.893084	-21.07%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.990908	14.970138	24.85%	1,189	2007
	9.182859	11.990908	30.58%	1,226	2006
	7.181205	9.182859	27.87%	1,274	2005
	6.403842	7.181205	12.14%	1,336	2004
	4.808265	6.403842	33.18%	1,406	2003
	6.451733	4.808265	-25.47%	1,496	2002
	9.209373	6.451733	-29.94%	0	2001*

206

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.282275	24.073648	24.85%	4,628	2007
	14.768312	19.282275	30.57%	2,489	2006
	11.552260	14.768312	27.84%	4,890	2005
	10.287431	11.552260	12.29%	4,616	2004
	7.740771	10.287431	32.90%	2,569	2003
	10.000000	7.740771	-22.59%	1,531	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.357069	14.547996	17.73%	2,621	2007
	9.995826	12.357069	23.62%	3,135	2006
	8.529122	9.995826	17.20%	3,288	2005
	7.509065	8.529122	13.58%	3,989	2004
	5.620023	7.509065	33.61%	4,302	2003
	7.670769	5.620023	-26.73%	4,796	2002
	9.622318	7.670769	-20.28%	1,500	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.238058	26.190114	17.77%	2,551	2007
	17.998693	22.238058	23.55%	1,158	2006
	15.357660	17.998693	17.20%	2,876	2005
	13.520940	15.357660	13.58%	1,258	2004
	10.000000	13.520940	35.21%	1,302	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.385720	10.669466	2.73%	14,738	2007
	9.421517	10.385720	10.23%	26,274	2006
	9.355845	9.421517	0.70%	27,586	2005
	8.781639	9.355845	6.54%	27,896	2004
	7.551894	8.781639	16.28%	26,942	2003
	8.770271	7.551894	-13.89%	22,737	2002
	9.272721	8.770271	-5.42%	11,019	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.698633	18.154246	-2.91%	2,704	2007
	15.822593	18.698633	18.18%	2,297	2006
	14.492771	15.822593	9.18%	2,297	2005
	12.184145	14.492771	18.95%	2,297	2004
	8.770871	12.184145	38.92%	2,226	2003
	10.000000	8.770871	-12.29%	1,556	2002*

207

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.900827	13.574184	5.22%	59,624	2007
	12.711905	12.900827	1.49%	66,880	2006
	12.535180	12.711905	1.41%	81,019	2005
	12.361690	12.535180	1.40%	91,969	2004
	12.341436	12.361690	0.16%	111,630	2003
	11.323824	12.341436	8.99%	131,625	2002
	10.752417	11.323824	5.31%	40,455	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.218917	6.126045	17.38%	6,577	2007
	5.005591	5.218917	4.26%	12,761	2006
	4.785963	5.005591	4.59%	6,577	2005
	4.506128	4.785963	6.21%	6,577	2004
	3.456859	4.506128	30.35%	6,577	2003
	4.938830	3.456859	-30.01%	6,577	2002
	6.999319	4.938830	-29.44%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.828412	14.262466	11.18%	10,321	2007
	12.719228	12.828412	0.86%	12,149	2006
	11.945446	12.719228	6.48%	16,816	2005
	11.279637	11.945446	5.90%	24,617	2004
	8.398056	11.279637	34.31%	13,279	2003
	10.000000	8.398056	-16.02%	2,964	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.382309	11.777759	3.47%	181	2007
	10.917407	11.382309	4.26%	1,263	2006
	10.761107	10.917407	1.45%	1,511	2005
	10.471187	10.761107	2.77%	4,228	2004
	9.881785	10.471187	5.96%	16,160	2003
	10.000000	9.881785	-1.18%	18,983	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.170043	12.650005	3.94%	38,746	2007
	11.429780	12.170043	6.48%	39,838	2006
	11.139003	11.429780	2.61%	9,456	2005
	10.585351	11.139003	5.23%	140,083	2004
	9.480584	10.585351	11.65%	159,647	2003
	10.000000	9.480584	-5.19%	168,373	2002*

208

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.892538	13.375677	3.75%	106,432	2007
	11.789697	12.892538	9.35%	112,991	2006
	11.396138	11.789697	3.45%	71,031	2005
	10.594686	11.396138	7.56%	113,858	2004
	8.986775	10.594686	17.89%	110,682	2003
	10.000000	8.986775	-10.13%	54,937	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.830716	14.415677	4.23%	41,642	2007
	12.295645	13.830716	12.48%	62,463	2006
	11.693395	12.295645	5.15%	53,566	2005
	10.623053	11.693395	10.08%	80,711	2004
	8.541750	10.623053	24.37%	80,222	2003
	10.000000	8.541750	-14.58%	39,149	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.449858	15.033743	4.04%	42,501	2007
	12.590217	14.449858	14.77%	44,337	2006
	11.878188	12.590217	5.99%	41,011	2005
	10.607956	11.878188	11.97%	48,838	2004
	8.191707	10.607956	29.50%	48,710	2003
	10.000000	8.191707	-18.08%	38,212	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.340875	9.998653	7.04%	36,348	2007
	8.654198	9.340875	7.93%	42,345	2006
	8.030059	8.654198	7.77%	39,365	2005
	7.089801	8.030059	13.26%	46,184	2004
	5.151878	7.089801	37.62%	46,726	2003
	8.329869	5.151878	-38.15%	49,535	2002
	12.173489	8.329869	-31.57%	6,396	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.625430	19.670901	5.61%	43,130	2007
	17.259099	18.625430	7.92%	52,583	2006
	15.677646	17.259099	10.09%	53,163	2005
	13.794761	15.677646	13.65%	52,558	2004
	10.432365	13.794761	32.23%	50,076	2003
	12.543420	10.432365	-16.83%	53,272	2002
	12.943788	12.543420	-3.09%	5,814	2001*

209

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.875311	11.190282	2.90%	211,453	2007
	10.594160	10.875311	2.65%	81,845	2006
	10.507467	10.594160	0.83%	63,082	2005
	10.613949	10.507467	-1.00%	98,416	2004
	10.741301	10.613949	-1.19%	119,753	2003
	10.807263	10.741301	-0.61%	124,683	2002
	10.623647	10.807263	1.73%	72,903	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.530815	21.760856	1.07%	6,070	2007
	17.861451	21.530815	20.54%	8,301	2006
	16.231410	17.861451	10.04%	8,682	2005
	13.744111	16.231410	18.10%	3,957	2004
	10.000000	13.744111	37.44%	1,138	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.110570	16.283784	7.76%	10,789	2007
	14.908742	15.110570	1.35%	12,286	2006
	14.044827	14.908742	6.15%	14,536	2005
	12.610421	14.044827	11.37%	21,518	2004
	9.564082	12.610421	31.85%	18,076	2003
	14.599711	9.564082	-34.49%	18,762	2002
	16.676873	14.599711	-12.46%	3,445	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.791636	21.750368	-8.58%	29,818	2007
	20.654581	23.791636	15.19%	34,293	2006
	20.405024	20.654581	1.22%	36,208	2005
	17.714566	20.405024	15.19%	43,208	2004
	11.500284	17.714566	54.04%	45,920	2003
	16.079016	11.500284	-28.48%	50,669	2002
	12.765722	16.079016	25.95%	8,307	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.051693	22.114229	0.28%	42,568	2007
	20.042046	22.051693	10.03%	52,236	2006
	18.170195	20.042046	10.30%	61,738	2005
	15.545919	18.170195	16.88%	64,757	2004
	11.226240	15.545919	38.48%	61,965	2003
	13.828616	11.226240	-18.82%	72,934	2002
	15.095906	13.828616	-8.39%	7,918	2001*

210

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.567157	11.224821	6.22%	9,141	2007
	9.469764	10.567157	11.59%	11,449	2006
	8.974942	9.469764	5.51%	15,066	2005
	8.327394	8.974942	7.78%	16,614	2004
	6.650221	8.327394	25.22%	17,485	2003
	8.194278	6.650221	-18.84%	15,393	2002
	9.464087	8.194278	-13.42%	5,622	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.140958	17.680634	9.54%	1,218	2007
	14.153872	16.140958	14.04%	1,218	2006
	13.066637	14.153872	8.32%	1,218	2005
	11.203080	13.066637	16.63%	5,024	2004
	9.083390	11.203080	23.34%	885	2003
	10.000000	9.083390	-9.17%	968	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.152921	3.717948	17.92%	4,143	2007
	2.887996	3.152921	9.17%	4,238	2006
	2.956056	2.887996	-2.30%	4,238	2005
	2.885777	2.956056	2.44%	4,238	2004
	1.893021	2.885777	52.44%	4,986	2003
	3.369237	1.893021	-43.81%	4,986	2002
	5.991195	3.369237	-43.76%	3,689	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.813478	13.941213	18.01%	2,345	2007
	10.829282	11.813478	9.09%	5,733	2006
	11.084074	10.829282	-2.30%	2,782	2005
	10.824125	11.084074	2.40%	2,815	2004
	7.102429	10.824125	52.40%	6,700	2003
	10.000000	7.102429	-28.98%	34	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.263395	15.944837	20.22%	5,313	2007
	13.544849	13.263395	-2.08%	10,406	2006
	12.315703	13.544849	9.98%	8,272	2005
	11.153278	12.315703	10.42%	14,805	2004
	7.452579	11.153278	49.66%	16,247	2003
	10.000000	7.452579	-25.47%	1,196	2002*

211

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.403832	9.989081	-3.99%	50,250	2007
	9.140181	10.403832	13.83%	60,404	2006
	8.928052	9.140181	2.38%	61,289	2005
	7.737628	8.928052	15.38%	51,184	2004
	5.994918	7.737628	29.07%	41,228	2003
	8.155563	5.994918	-26.49%	23,863	2002
	9.455077	8.155563	-13.74%	5,774	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.153432	13.512748	2.73%	28,715	2007
	12.775749	13.153432	2.96%	30,190	2006
	12.731721	12.775749	0.35%	30,583	2005
	12.169900	12.731721	4.62%	29,491	2004
	11.053628	12.169900	10.10%	32,363	2003
	10.499466	11.053628	5.28%	27,722	2002
	10.263086	10.499466	2.30%	8,541	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.380298	12.755450	12.08%	70,332	2007
	10.735078	11.380298	6.01%	80,702	2006
	10.400965	10.735078	3.21%	98,727	2005
	9.904568	10.400965	5.01%	114,711	2004
	7.702487	9.904568	28.59%	110,771	2003
	10.724385	7.702487	-28.18%	128,311	2002
	12.493669	10.724385	-14.16%	16,689	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.540637	22.491279	4.41%	15,502	2007
	18.637621	21.540637	15.58%	16,106	2006
	16.598363	18.637621	12.29%	16,600	2005
	14.180467	16.598363	17.05%	38,640	2004
	10.000000	14.180467	41.80%	28,999	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.354899	13.941855	4.40%	68,918	2007
	11.554717	13.354899	15.58%	77,784	2006
	10.293133	11.554717	12.26%	95,596	2005
	8.796101	10.293133	17.02%	104,262	2004
	6.262817	8.796101	40.45%	120,116	2003
	8.190803	6.262817	-23.54%	150,450	2002
	9.483571	8.190803	-13.63%	11,188	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	9.973994	9.674984	-3.00%	225	2007
	10.000000	9.973994	-0.26%	546	2006*

212

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.680162	10.950812	2.53%	70,840	2007
	9.454762	10.680162	12.96%	74,343	2006
	9.084631	9.454762	4.07%	88,549	2005
	8.451640	9.084631	7.49%	111,894	2004
	6.791724	8.451640	24.44%	135,933	2003
	8.517435	6.791724	-20.26%	137,324	2002
	9.655553	8.517435	-11.79%	34,989	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.973994	9.674984	-3.00%	225	2007
	10.000000	9.973994	-0.26%	546	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.838690	11.316465	4.41%	25,995	2007
	10.720007	10.838690	1.11%	32,369	2006
	9.717936	10.720007	10.31%	30,547	2005
	8.262040	9.717936	17.62%	38,373	2004
	6.699002	8.262040	23.33%	39,239	2003
	9.447560	6.699002	-29.09%	39,324	2002
	13.999397	9.447560	-32.51%	9,065	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.515412	11.614654	10.45%	0	2007
	10.000000	10.515412	5.15%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.961185	11.088911	1.17%	2,964	2007
	10.000000	10.961185	9.61%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.217336	10.556897	3.32%	1,804	2007
	10.000000	10.217336	2.17%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.374930	10.742730	3.55%	1,061	2007
	10.000000	10.374930	3.75%	0	2006*

213

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.134279	24.199486	4.60%	1,014	2007
	21.259551	23.134279	8.82%	2,024	2006
	19.285453	21.259551	10.24%	2,770	2005
	17.843487	19.285453	8.08%	3,761	2004
	14.210605	17.843487	25.56%	2,734	2003
	13.249217	14.210605	7.26%	3,421	2002
	12.255588	13.249217	8.11%	88	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.296688	9.993057	20.45%	18,916	2007
	7.731320	8.296688	7.31%	29,262	2006
	6.696160	7.731320	15.46%	25,494	2005
	5.607767	6.696160	19.41%	45,601	2004
	4.028092	5.607767	39.22%	45,049	2003
	5.958642	4.028092	-32.40%	45,004	2002
	8.585371	5.958642	-30.60%	12,835	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.549179	27.318266	-18.57%	13,729	2007
	24.746797	33.549179	35.57%	19,337	2006
	21.528056	24.746797	14.95%	21,889	2005
	16.072738	21.528056	33.94%	33,842	2004
	11.902270	16.072738	35.04%	47,501	2003
	12.216634	11.902270	-2.57%	41,922	2002
	11.327088	12.216634	7.85%	4,573	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.316740	30.145047	35.08%	813	2007
	16.285932	22.316740	37.03%	0	2006
	12.576135	16.285932	29.50%	0	2005
	10.000000	12.576135	25.76%	7	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	27.189894	36.740680	35.13%	1,961	2007
	19.848229	27.189894	36.99%	2,644	2006
	15.311576	19.848229	29.63%	3,402	2005
	12.385431	15.311576	23.63%	4,229	2004
	8.179648	12.385431	51.42%	4,254	2003
	8.578684	8.179648	-4.65%	3,945	2002
	8.898173	8.578684	-3.59%	1,248	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.642532	32.310630	42.70%	1,114	2007
	18.513628	22.642532	22.30%	1,152	2006
	12.433770	18.513628	48.90%	1,178	2005
	10.000000	12.433770	24.34%	1,460	2004*

214

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.938622	41.303184	42.73%	1,503	2007
	23.670159	28.938622	22.26%	1,719	2006
	15.891131	23.670159	48.95%	1,720	2005
	13.026159	15.891131	21.99%	3,060	2004
	9.161589	13.026159	42.18%	2,048	2003
	9.601688	9.161589	-4.58%	2,564	2002
	10.919321	9.601688	-12.07%	223	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.421990	13.411082	7.96%	0	2007
	11.126782	12.421990	11.64%	0	2006
	10.418855	11.126782	6.79%	0	2005
	9.674671	10.418855	7.69%	0	2004
	7.299299	9.674671	32.54%	0	2003
	9.709589	7.299299	-24.82%	0	2002
	9.857327	9.709589	-1.50%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.093047	12.661849	4.70%	95,061	2007
	10.973280	12.093047	10.20%	111,086	2006
	10.357160	10.973280	5.95%	131,410	2005
	8.921417	10.357160	16.09%	149,343	2004
	6.630895	8.921417	34.54%	162,993	2003
	9.227273	6.630895	-28.14%	186,678	2002
	9.758910	9.227273	-5.45%	23,426	2001*

215

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.312365	12.241865	-0.57%	0	2007
	11.112115	12.312365	10.80%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.251879	11.029475	-1.98%	694	2007
	9.795363	11.251879	14.87%	1,792	2006
	9.542602	9.795363	2.65%	1,869	2005
	8.608836	9.542602	10.85%	2,380	2004
	6.784071	8.608836	26.90%	11,694	2003
	8.577091	6.784071	-20.90%	866	2002
	9.541283	8.577091	-10.11%	0	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.710262	14.718754	15.80%	0	2007
	10.362418	12.710262	22.66%	0	2006
	9.326365	10.362418	11.11%	0	2005
	8.272374	9.326365	12.74%	0	2004
	6.772509	8.272374	22.15%	0	2003
	8.670125	6.772509	-21.89%	0	2002
	12.480327	8.670125	-30.53%	0	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.035843	17.411840	15.80%	311	2007
	12.258417	15.035843	22.66%	311	2006
	11.047795	12.258417	10.96%	311	2005
	9.785936	11.047795	12.89%	311	2004
	8.011649	9.785936	22.15%	311	2003
	10.000000	8.011649	-19.88%	311	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

216

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.040882	11.919053	18.71%	0	2007
	10.581495	10.040882	-5.11%	0	2006
	10.557203	10.581495	0.23%	0	2005
	9.723577	10.557203	8.57%	0	2004
	7.935821	9.723577	22.53%	0	2003
	10.000000	7.935821	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.409396	15.268830	-6.95%	2,063	2007
	14.096723	16.409396	16.41%	4,276	2006
	13.680293	14.096723	3.04%	4,945	2005
	12.196960	13.680293	12.16%	7,506	2004
	9.641037	12.196960	26.51%	14,991	2003
	11.247447	9.641037	-14.28%	8,445	2002
	10.163375	11.247447	10.67%	9,308	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.505065	13.031851	37.10%	0	2007
	10.000000	9.505065	-4.95%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.505573	11.283253	7.40%	1,077	2007
	10.541159	10.505573	-0.34%	1,169	2006
	10.579432	10.541159	-0.36%	1,271	2005
	10.192099	10.579432	3.80%	1,383	2004
	10.000000	10.192009	1.92%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.901412	11.212122	-5.79%	0	2007
	10.716266	11.901412	11.06%	0	2006
	9.404821	10.716266	13.94%	0	2005
	8.125241	9.404821	15.75%	0	2004
	5.609184	8.125241	44.86%	0	2003
	8.684342	5.609184	-35.41%	0	2002
	12.406646	8.684342	-30.00%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.558573	14.363161	14.37%	0	2007
	10.788638	12.558573	16.41%	0	2006
	9.363961	10.788638	15.21%	0	2005
	8.318867	9.363961	12.56%	0	2004
	6.371446	8.318867	30.56%	0	2003
	8.109093	6.371446	-21.43%	0	2002
	10.636622	8.109093	-23.76%	0	2001*

217

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.404971	12.385341	-0.16%	0	2007
	10.594461	12.404971	17.09%	0	2006
	9.985829	10.594461	6.09%	0	2005
	9.142157	9.985829	9.23%	0	2004
	7.445481	9.142157	22.79%	0	2003
	9.869216	7.445481	-24.56%	0	2002
	9.967257	9.869216	-0.98%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.460436	14.091258	-2.55%	1,263	2007
	12.883144	14.460436	12.24%	4,711	2006
	12.246099	12.883144	5.20%	4,809	2005
	10.241782	12.246099	19.57%	1,557	2004
	7.577210	10.241782	35.17%	230	2003
	10.000000	7.577210	-24.23%	230	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.680730	8.120576	5.73%	1,184	2007
	7.169448	7.680730	7.13%	1,184	2006
	7.052900	7.169448	1.65%	1,184	2005
	6.769089	7.052900	4.19%	2,413	2004
	5.476092	6.769089	23.61%	2,413	2003
	7.856453	5.476092	-30.30%	3,062	2002
	10.345179	7.856453	-24.06%	3,399	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.012097	10.336958	3.24%	5,705	2007
	8.836043	10.012097	13.31%	9,228	2006
	8.603055	8.836043	2.71%	11,862	2005
	7.926250	8.603055	8.54%	14,144	2004
	6.294303	7.926250	25.93%	14,296	2003
	8.264570	6.294303	-23.84%	14,159	2002
	9.594375	8.264570	-13.86%	5,764	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.327216	10.852467	5.09%	494	2007
	9.037512	10.327216	14.27%	1,657	2006
	8.825656	9.037512	2.40%	2,946	2005
	8.564412	8.825656	3.05%	6,694	2004
	7.204901	8.564412	18.87%	10,508	2003
	8.818570	7.204901	-18.30%	7,951	2002
	9.913289	8.818570	-11.04%	2,992	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.263902	9.918308	-3.37%	0	2007
	10.000000	10.263902	2.64%	0	2006*

218

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.712125	13.140627	3.37%	820	2007
	12.440839	12.712125	2.18%	1,766	2006
	12.518711	12.440839	-0.62%	2,769	2005
	12.315361	12.518711	1.65%	5,490	2004
	11.996568	12.315361	2.66%	5,525	2003
	11.187661	11.996568	7.23%	4,886	2002
	10.559225	11.187661	5.95%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.077687	16.226503	15.26%	16,463	2007
	12.859240	14.077687	9.48%	17,751	2006
	11.217583	12.859240	14.63%	20,816	2005
	9.914027	11.217583	13.15%	20,572	2004
	7.873493	9.914027	25.92%	13,740	2003
	8.861264	7.873493	-11.15%	10,960	2002
	10.308233	8.861264	-14.04%	2,212	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.776871	12.710451	-0.52%	6,105	2007
	10.845777	12.776871	17.81%	7,379	2006
	10.453334	10.845777	3.75%	17,255	2005
	9.566810	10.453334	9.27%	26,094	2004
	7.488805	9.566810	27.75%	21,880	2003
	9.197371	7.488805	-18.58%	11,803	2002
	9.879350	9.197371	-6.90%	3,848	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

219

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.588671	9.158971	20.69%	1,901	2007
	7.345851	7.588671	3.31%	1,901	2006
	6.878173	7.345851	6.80%	1,901	2005
	6.549041	6.878173	5.03%	1,901	2004
	5.148599	6.549041	27.20%	1,901	2003
	6.721581	5.148599	-23.40%	1,901	2002
	8.009032	6.721581	-16.07%	1,424	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.498425	10.576112	24.45%	1,246	2007
	8.116211	8.498425	4.71%	8,035	2006
	7.828799	8.116211	3.67%	8,957	2005
	7.728217	7.828799	1.30%	2,213	2004
	5.932835	7.728217	30.26%	2,262	2003
	8.664560	5.932835	-31.53%	2,511	2002
	10.736866	8.664560	-19.30%	941	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	0	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

220

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.261786	18.698826	14.99%	0	2007
	14.053297	16.261786	15.72%	3,877	2006
	12.045115	14.053297	16.67%	3,538	2005
	10.818256	12.045115	11.34%	7,441	2004
	7.697259	10.818256	40.53%	2,192	2003
	10.000000	7.697259	-23.03%	5,767	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	0	2003
	10.000000	7.413590	-25.86%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

221

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.926723	13.995872	0.50%	1,087	2007
	12.149640	13.926723	14.63%	5,027	2006
	11.339593	12.149640	7.14%	14,001	2005
	10.000000	11.339593	13.40%	1,396	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.256464	11.065813	34.03%	686	2007
	7.712816	8.256464	7.05%	686	2006
	6.984699	7.712816	10.42%	686	2005
	6.035469	6.984699	15.73%	686	2004
	5.116941	6.035469	17.95%	686	2003
	6.204428	5.116941	-17.53%	686	2002
	8.091928	6.204428	-23.33%	0	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.780892	4.513409	19.37%	0	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	0	2003
	3.975953	2.303786	-42.06%	0	2002
	6.466853	3.975953	-38.52%	0	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.665131	13.931562	19.43%	177	2007
	11.015819	11.665131	5.89%	177	2006
	10.086073	11.015819	9.22%	177	2005
	10.196246	10.086073	-1.08%	177	2004
	7.063972	10.196246	44.34%	177	2003
	10.000000	7.063972	-29.36%	177	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.549637	17.229024	4.11%	0	2007
	15.229220	16.549637	8.67%	0	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	4,498	2004
	10.000000	12.145798	21.46%	3,424	2003*

222

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.721943	15.975500	25.57%	0	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	137	2004
	4.446112	5.867965	31.98%	137	2003
	6.104844	4.446112	-27.17%	253	2002
	8.128419	6.104844	-24.90%	0	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.087122	27.747566	25.63%	782	2007
	15.347024	22.087122	43.92%	802	2006
	11.849338	15.347024	29.52%	830	2005
	10.174958	11.849338	16.46%	1,170	2004
	7.708715	10.174958	31.99%	1,116	2003
	10.000000	7.708715	-22.91%	1,109	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.959774	12.598020	5.34%	2,122	2007
	10.752406	11.959774	11.23%	2,122	2006
	10.111547	10.752406	6.34%	2,122	2005
	8.899852	10.111547	13.61%	2,122	2004
	6.885223	8.899852	29.26%	2,122	2003
	9.542657	6.885223	-27.85%	2,122	2002
	9.877577	9.542657	-3.39%	0	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.316652	10.444747	1.24%	0	2007
	10.000000	10.316652	3.17%	0	2006*

223

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.761922	15.338349	20.19%	4,723	2007
	11.341845	12.761922	12.52%	5,157	2006
	10.164112	11.341845	11.59%	5,169	2005
	8.908195	10.164112	14.10%	6,964	2004
	7.090239	8.908195	25.64%	10,502	2003
	10.228980	7.090239	-30.68%	8,897	2002
	13.839506	10.228980	-26.09%	4,648	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.119720	14.070481	7.25%	8,211	2007
	11.914642	13.119720	10.11%	8,211	2006
	10.288059	11.914642	15.81%	8,422	2005
	8.814644	10.288059	16.72%	6,378	2004
	6.651335	8.814644	32.52%	0	2003
	8.938329	6.651335	-25.59%	0	2002
	9.377731	8.938329	-4.69%	0	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.138933	10.248894	1.08%	0	2007
	10.000000	10.138933	1.39%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.423562	10.852373	4.11%	6,315	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.405716	10.511339	1.02%	6,575	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.705080	12.009005	12.18%	6,590	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.233395	11.232271	9.76%	6,988	2007
	10.000000	10.233395	2.33%	0	2006*

224

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.710419	12.858453	1.16%	89	2007
	11.713813	12.710419	8.51%	89	2006
	11.662441	11.713813	0.44%	89	2005
	10.798032	11.662441	8.01%	576	2004
	9.002106	10.798032	19.95%	961	2003
	8.889732	9.002106	1.26%	441	2002
	8.696224	8.889732	2.23%	0	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	493	2006
	10.000000	10.407617	4.08%	492	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	62.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.042116	35.752788	42.77%	779	2007
	18.680248	25.042116	34.06%	4,299	2006
	14.353568	18.680248	30.14%	4,068	2005
	12.116476	14.353568	18.46%	4,222	2004
	7.475305	12.116476	62.09%	4,290	2003
	10.000000	7.475305	-25.25%	4,890	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.266955	20.391089	18.09%	0	2007
	12.791583	17.266955	34.99%	0	2006
	12.245309	12.791583	4.46%	0	2005
	9.605670	12.245309	27.48%	0	2004
	7.885581	9.605670	21.81%	0	2003
	10.000000	7.885581	-21.14%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.914890	14.860004	24.72%	0	2007
	9.133921	11.914890	30.45%	0	2006
	7.150188	9.133921	27.74%	0	2005
	6.382676	7.150188	12.02%	0	2004
	4.797249	6.382676	33.05%	0	2003
	6.443529	4.797249	-25.55%	0	2002
	9.207114	6.443529	-30.02%	0	2001*

225

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.190879	23.935024	24.72%	4,131	2007
	14.713249	19.190879	30.43%	4,131	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.305011	10.575722	2.63%	943	2007
	9.357801	10.305011	10.12%	943	2006
	9.302016	9.357801	0.60%	1,104	2005
	8.740006	9.302016	6.43%	1,104	2004
	7.523744	8.740006	16.17%	10,177	2003
	8.746499	7.523744	-13.98%	1,104	2002
	9.257079	8.746499	-5.52%	0	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.605063	18.044908	-3.01%	0	2007
	15.759416	18.605063	18.06%	0	2006
	14.449572	15.759416	9.06%	0	2005
	12.160197	14.449572	18.83%	0	2004
	8.762545	12.160197	38.77%	0	2003
	10.000000	8.762545	-12.37%	0	2002*

226

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.800610	13.454953	5.11%	2,357	2007
	12.625975	12.800610	1.38%	4,198	2006
	12.463096	12.625975	1.31%	5,329	2005
	12.303120	12.463096	1.30%	8,171	2004
	12.295493	12.303120	0.06%	9,293	2003
	11.293161	12.295493	8.88%	9,931	2002
	10.734272	11.293161	5.21%	935	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	7,198	2003
	4.925420	3.443952	-30.08%	4,346	2002
	6.987497	4.925420	-29.51%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.764183	14.176525	11.06%	13,980	2007
	12.668421	12.764183	0.76%	14,491	2006
	11.909823	12.668421	6.37%	8,486	2005
	11.257465	11.909823	5.79%	6,076	2004
	8.390084	11.257465	34.18%	1,510	2003
	10.000000	8.390084	-16.10%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.325309	11.706779	3.37%	0	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	711	2004
	9.872402	10.450593	5.86%	693	2003
	10.000000	9.872402	-1.28%	672	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	0	2006
	11.105782	11.384121	2.51%	0	2005
	10.564539	11.105782	5.12%	16,190	2004
	9.471588	10.564539	11.54%	16,191	2003
	10.000000	9.471588	-5.28%	10,204	2002*

227

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	0	2006
	11.362127	11.742570	3.35%	0	2005
	10.573837	11.362127	7.46%	23,208	2004
	8.978240	10.573837	17.77%	25,085	2003
	10.000000	8.978240	-10.22%	59,028	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.761487	14.328837	4.12%	5,869	2007
	12.246540	13.761487	12.37%	6,322	2006
	11.658524	12.246540	5.04%	6,322	2005
	10.602160	11.658524	9.96%	30,233	2004
	8.533634	10.602160	24.24%	28,375	2003
	10.000000	8.533634	-14.66%	22,385	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.377533	14.943186	3.93%	1,048	2007
	12.539933	14.377533	14.65%	1,013	2006
	11.842767	12.539933	5.89%	1,093	2005
	10.587104	11.842767	11.86%	6,755	2004
	8.183923	10.587104	29.36%	6,780	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.268212	9.910701	6.93%	1,176	2007
	8.595611	9.268212	7.82%	1,704	2006
	7.983805	8.595611	7.66%	1,340	2005
	7.056149	7.983805	13.15%	1,340	2004
	5.132637	7.056149	37.48%	9,321	2003
	8.307241	5.132637	-38.21%	803	2002
	12.152925	8.307241	-31.64%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.480673	19.498034	5.50%	2,997	2007
	17.142369	18.480673	7.81%	4,287	2006
	15.587433	17.142369	9.98%	3,835	2005
	13.729366	15.587433	13.53%	8,766	2004
	10.393469	13.729366	32.10%	3,849	2003
	12.509403	10.393469	-16.91%	3,208	2002
	12.921938	12.509403	-3.19%	0	2001*

228

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.790701	11.091854	2.79%	1,717	2007
	10.522423	10.790701	2.55%	4,765	2006
	10.446928	10.522423	0.72%	240	2005
	10.563553	10.446928	-1.10%	1,589	2004
	10.701197	10.563553	-1.29%	1,570	2003
	10.777889	10.701197	-0.71%	7,530	2002
	10.605632	10.777889	1.62%	0	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	0	2006
	16.203883	17.813067	9.93%	517	2005
	13.734777	16.203883	17.98%	517	2004
	10.000000	13.734777	37.35%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.993105	16.140649	7.65%	590	2007
	14.807889	14.993105	1.25%	892	2006
	13.963999	14.807889	6.04%	877	2005
	12.550621	13.963999	11.26%	880	2004
	9.528413	12.550621	31.72%	875	2003
	14.560133	9.528413	-34.56%	1,247	2002
	16.648755	14.560133	-12.55%	238	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.606753	21.559228	-8.67%	2,061	2007
	20.514908	23.606753	15.07%	3,230	2006
	20.287630	20.514908	1.12%	3,316	2005
	17.630611	20.287630	15.07%	4,487	2004
	11.457422	17.630611	53.88%	4,797	2003
	16.035460	11.457422	-28.55%	5,484	2002
	12.744198	16.035460	25.83%	6,238	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.880348	21.919930	0.18%	1,532	2007
	19.906540	21.880348	9.92%	2,096	2006
	18.065673	19.906540	10.19%	7,053	2005
	15.472238	18.065673	16.76%	7,446	2004
	11.184395	15.472238	38.34%	3,771	2003
	13.791138	11.184395	-18.90%	3,720	2002
	15.070448	13.791138	-8.49%	1,323	2001*

229

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.485028	11.126179	6.11%	2,055	2007
	9.405708	10.485028	11.48%	2,104	2006
	8.923294	9.405708	5.41%	2,376	2005
	8.287900	8.923294	7.67%	2,435	2004
	6.625425	8.287900	25.09%	12,982	2003
	8.172057	6.625425	-18.93%	5,611	2002
	9.448103	8.172057	-13.51%	1,689	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.060193	17.574164	9.43%	8,912	2007
	14.097378	16.060193	13.92%	8,912	2006
	13.027702	14.097378	8.21%	0	2005
	11.181069	13.027702	16.52%	0	2004
	9.074768	11.181069	23.21%	0	2003
	10.000000	9.074768	-9.25%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.132924	3.690583	17.80%	2,726	2007
	2.872608	3.132924	9.06%	2,726	2006
	2.943294	2.872608	-2.40%	2,726	2005
	2.876240	2.943294	2.33%	2,726	2004
	1.888681	2.876240	52.29%	2,726	2003
	3.364948	1.888681	-43.87%	4,222	2002
	5.989717	3.364948	-43.82%	5,139	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.757500	13.860952	17.89%	0	2007
	10.788930	11.757500	8.98%	0	2006
	11.053980	10.788930	-2.40%	0	2005
	10.805736	11.053980	2.30%	0	2004
	7.097577	10.805736	52.25%	0	2003
	10.000000	7.097577	-29.02%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.197010	15.848782	20.09%	8,929	2007
	13.490766	13.197010	-2.18%	9,540	2006
	12.278996	13.490766	9.87%	1,963	2005
	13.131364	12.278996	10.31%	2,021	2004
	7.445495	11.131364	49.50%	1,325	2003
	10.000000	7.445495	-25.55%	0	2002*

230

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.322987	9.901315	-4.08%	3,337	2007
	9.078368	10.322987	13.71%	11,232	2006
	8.876690	9.078368	2.27%	11,482	2005
	7.700955	8.876690	15.27%	4,334	2004
	5.972569	7.700955	28.94%	1,264	2003
	8.133455	5.972569	-26.57%	1,116	2002
	9.439135	8.133455	-13.83%	0	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.051225	13.394031	2.63%	0	2007
	12.689357	13.051225	2.85%	212	2006
	12.658477	12.689357	0.24%	1,248	2005
	12.112226	12.658477	4.51%	11,502	2004
	11.012457	12.112226	9.99%	12,906	2003
	10.471032	11.012457	5.17%	4,068	2002
	10.245769	10.471032	2.20%	0	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.291827	12.643338	11.97%	13,978	2007
	10.662455	11.291827	5.90%	16,090	2006
	10.341087	10.662455	3.11%	26,109	2005
	9.857594	10.341087	4.90%	28,123	2004
	7.673761	9.857594	28.46%	30,453	2003
	10.695313	7.673761	-28.25%	19,785	2002
	12.472602	10.695313	-14.25%	10,238	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.460476	22.384636	4.31%	426	2007
	18.587129	21.460476	15.46%	660	2006
	16.570216	18.587129	12.17%	661	2005
	14.170841	16.570216	16.93%	20,744	2004
	10.000000	14.170841	41.71%	14,981	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.264567	13.833378	4.29%	5,947	2007
	11.488228	13.264567	15.46%	9,209	2006
	10.244297	11.488228	12.14%	10,238	2005
	8.763286	10.244297	16.90%	10,603	2004
	6.245795	8.763286	40.31%	12,396	2003
	8.176890	6.245795	-23.62%	11,981	2002
	9.477189	8.176890	-13.72%	4,288	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

231

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.597115	10.854537	2.43%	4,505	2007
	9.390774	10.597115	12.85%	4,936	2006
	9.032316	9.390774	3.97%	4,936	2005
	8.411542	9.032316	7.38%	15,979	2004
	6.766391	8.411542	24.31%	10,590	2003
	8.494330	6.766391	-20.34%	11,434	2002
	9.639258	8.494330	-11.88%	6,407	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.754411	11.216980	4.30%	6,806	2007
	10.647470	10.754411	1.00%	7,401	2006
	9.661983	10.647470	10.20%	7,447	2005
	8.222845	9.661983	17.50%	7,587	2004
	6.674005	8.222845	23.21%	7,663	2003
	9.421935	6.674005	-29.17%	7,132	2002
	13.975777	9.421935	-32.58%	6,738	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.508312	11.594927	10.34%	0	2007
	10.000000	10.508312	5.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.953793	11.070083	1.06%	0	2007
	10.000000	10.953793	9.54%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.210350	10.538879	3.22%	0	2007
	10.000000	10.210350	2.10%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

232

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.954535	23.986894	4.50%	0	2007
	21.115803	22.954535	8.71%	0	2006
	19.174523	21.115803	10.12%	0	2005
	17.758937	19.174523	7.97%	0	2004
	14.157666	17.758937	25.44%	118	2003
	13.213325	14.157666	7.15%	0	2002
	12.234919	13.213325	8.00%	0	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.240527	9.915263	20.32%	0	2007
	7.686787	8.240527	7.20%	0	2006
	6.664359	7.686787	15.34%	0	2005
	5.586822	6.664359	19.29%	4,057	2004
	4.017136	5.586822	39.07%	4,103	2003
	5.948504	4.017136	-32.47%	4,380	2002
	8.579581	5.948504	-30.67%	0	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.288560	27.078268	-18.66%	1,811	2007
	24.579498	33.288560	35.43%	4,641	2006
	21.404236	24.579498	14.83%	6,009	2005
	15.996561	21.404236	33.81%	14,227	2004
	11.857917	15.996561	34.90%	14,458	2003
	12.183524	11.857917	-2.67%	12,053	2002
	11.307986	12.183528	7.74%	1,582	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.256442	30.032847	34.94%	75	2007
	16.258430	22.256442	36.89%	75	2006
	12.567660	16.258430	29.37%	75	2005
	10.000000	12.567660	25.68%	27	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.978611	36.417891	34.99%	83	2007
	19.714010	26.978611	36.85%	2,963	2006
	15.223485	19.714010	29.50%	2,963	2005
	12.326720	15.223485	23.50%	2,963	2004
	8.149155	12.326720	51.26%	2,963	2003
	8.555421	8.149155	-4.75%	3,445	2002
	8.883159	8.555421	-3.69%	0	2001*

233

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	0	2006
	12.425394	18.482404	48.75%	0	2005
	10.000000	12.425394	24.25%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	2,212	2006
	15.799703	23.510115	48.80%	2,212	2005
	12.964418	15.799703	21.87%	2,212	2004
	9.127452	12.964418	42.04%	2,212	2003
	9.575679	9.127452	-4.68%	2,647	2002
	10.900909	9.575679	-12.16%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.337965	13.306740	7.85%	0	2007
	11.062742	12.337965	11.53%	0	2006
	10.369426	11.062742	6.69%	0	2005
	9.638578	10.369426	7.58%	0	2004
	7.279475	9.638578	32.41%	0	2003
	9.693126	7.279475	-24.90%	0	2002*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.011263	12.563331	4.60%	3,992	2007
	10.910136	12.011263	10.09%	5,696	2006
	10.308024	10.910136	5.84%	7,648	2005
	8.888143	10.308024	15.98%	10,034	2004
	6.612889	8.888143	34.41%	10,653	2003
	9.211624	6.612889	-28.21%	11,253	2002
	9.752349	9.211624	-5.54%	5,247	2001*

234

part7.htm

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.488897	12.455580	-0.27%	0	2007
	11.237173	12.488897	11.14%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.752005	12.919640	9.94%	345	2007
	11.260416	11.752005	4.37%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.336528	15.079630	-1.68%	1,767	2007
	13.310693	15.336528	15.22%	2,841	2006
	12.927802	13.310693	2.96%	7,508	2005
	11.627252	12.927802	11.19%	7,508	2004
	9.134791	11.627252	27.29%	9,135	2003
	11.513844	9.134791	-20.66%	9,135	2002
	12.768846	11.513844	-9.83%	7,366	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.509933	19.177624	16.16%	5,173	2007
	13.419312	16.509933	23.03%	5,427	2006
	12.040921	13.419312	11.45%	6,590	2005
	10.647602	12.040921	13.09%	6,620	2004
	8.690538	10.647602	22.52%	6,620	2003
	11.091611	8.690538	-21.65%	6,620	2002
	15.916904	11.091611	-30.32%	5,589	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.251380	17.715714	16.16%	1,793	2007
	12.396360	15.251380	23.03%	1,834	2006
	11.138173	12.396360	11.30%	2,615	2005
	9.835934	11.138173	13.24%	2,662	2004
	8.028048	9.835934	22.52%	1,980	2003
	10.000000	8.028048	-19.72%	771	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	1,494	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.184858	12.127120	19.07%	877	2007
	10.700584	10.184858	-4.82%	0	2006
	10.643580	10.700584	0.54%	0	2005
	9.773254	10.643580	8.91%	0	2004
	7.952075	9.773254	22.90%	0	2003
	10.000000	7.952075	-20.48%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	21.013380	19.612934	-6.66%	21,213	2007
	17.996978	21.013380	16.76%	24,358	2006
	17.412261	17.996978	3.36%	27,969	2005
	15.476950	17.412261	12.50%	28,802	2004
	12.196439	15.476950	26.90%	29,348	2003
	14.185172	12.196439	-14.02%	27,675	2002
	12.778642	14.185172	11.01%	23,704	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.524358	13.098414	37.53%	1,220	2007
	10.000000	9.524358	-4.76%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.623823	11.445340	7.73%	912	2007
	10.627401	10.623823	-0.03%	918	2006
	10.633557	10.627401	-0.06%	899	2005
	10.213008	10.633557	4.12%	13,758	2004
	10.000000	10.213008	2.13%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.078476	15.193867	-5.50%	0	2007
	14.433354	16.078476	11.40%	0	2006
	12.628537	14.433354	14.29%	0	2005
	10.877095	12.628537	16.10%	0	2004
	7.486045	10.877095	45.30%	0	2003
	11.554752	7.486045	-35.21%	0	2002
	16.456572	11.554752	-29.79%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.275351	17.524020	14.72%	0	2007
	13.082639	15.275351	16.76%	0	2006
	11.320526	13.082639	15.57%	0	2005
	10.026413	11.320526	12.91%	0	2004
	7.655883	10.026413	30.96%	0	2003
	9.714079	7.655883	-21.19%	0	2002
	12.702702	9.714079	-23.53%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	16.874645	16.899750	0.15%	0	2007
	14.367990	16.874645	17.45%	0	2006
	13.501434	14.367990	6.42%	0	2005
	12.323079	13.501434	9.56%	0	2004
	10.005487	12.323079	23.16%	0	2003
	13.222072	10.005487	-24.33%	0	2002
	13.312463	13.222072	-0.68%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.667756	14.337260	-2.25%	868	2007
	13.028113	14.667756	12.59%	868	2006
	12.346278	13.028113	5.52%	1,359	2005
	10.294104	12.346278	19.94%	0	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.820520	11.475348	6.05%	360	2007
	10.069512	10.820520	7.46%	360	2006
	9.875708	10.069512	1.96%	360	2005
	9.449413	9.875708	4.51%	360	2004
	7.621164	9.449413	23.99%	360	2003
	10.900528	7.621164	-30.08%	3,570	2002
	14.309420	10.900528	-23.82%	1,312	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.017785	14.517123	3.56%	21,025	2007
	12.333598	14.017785	13.66%	24,431	2006
	11.971890	12.333598	3.02%	29,165	2005
	10.996431	11.971890	8.87%	29,777	2004
	8.705780	10.996431	26.31%	32,304	2003
	11.395964	8.705780	-23.61%	34,364	2002
	13.188992	11.395964	-13.59%	23,632	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.078129	14.839651	5.41%	982	2007
	12.282546	14.078129	14.62%	1,414	2006
	11.958170	12.282546	2.71%	3,978	2005
	11.568814	11.958170	3.37%	5,237	2004
	9.702740	11.568814	19.23%	4,155	2003
	11.839596	9.702740	-18.05%	6,012	2002
	13.268495	11.839596	-10.77%	4,153	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.284704	9.968983	-3.07%	0	2007
	10.000000	10.284704	2.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.012844	13.492834	3.69%	12,464	2007
	12.696417	13.012844	2.49%	12,666	2006
	12.737045	12.696417	-0.32%	12,742	2005
	12.491949	12.737045	1.96%	16,793	2004
	12.131471	12.491949	2.97%	14,722	2003
	11.278978	12.131471	7.56%	19,280	2002
	10.612780	11.278978	6.28%	9,017	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	19.936457	23.050179	15.62%	20,322	2007
	18.155558	19.936457	9.81%	20,802	2006
	15.789650	18.155558	14.98%	20,351	2005
	13.912260	15.789650	13.49%	18,354	2004
	11.015156	13.912260	26.30%	17,013	2003
	12.359225	11.015156	-10.88%	15,813	2002
	14.333260	12.359225	-13.77%	5,986	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.357772	13.409697	43.30%	1,339	2007
	10.000000	9.357772	-6.42%	1,339	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.313177	17.276143	-0.21%	70,078	2007
	14.651799	17.313177	18.16%	74,619	2006
	14.078719	14.651799	4.07%	92,955	2005
	12.845461	14.078719	9.60%	98,339	2004
	10.024679	12.845461	28.14%	106,478	2003
	12.274215	10.024679	-18.33%	120,473	2002
	13.143893	12.274215	-6.62%	63,865	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.913004	12.001064	21.06%	328	2007
	9.566623	9.913004	3.62%	328	2006
	8.930329	9.566623	7.13%	328	2005
	8.477086	8.930329	5.35%	328	2004
	6.644054	8.477086	27.59%	328	2003
	8.647434	6.644054	-23.17%	328	2002
	10.272119	8.647434	-15.82%	112	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.293412	15.345904	24.83%	16,311	2007
	11.704811	12.293412	5.03%	16,178	2006
	11.256004	11.704811	3.99%	22,144	2005
	11.077503	11.256004	1.61%	22,233	2004
	8.478157	11.077503	30.66%	19,856	2003
	12.344049	8.478157	-31.32%	18,578	2002
	15.249368	12.344049	-19.05%	20,466	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.182974	11.295399	1.01%	15,363	2007
	10.221727	11.182974	9.40%	18,439	2006
	10.131831	10.221727	0.89%	18,618	2005
	9.406006	10.131831	7.72%	19,759	2004
	7.528392	9.406006	24.94%	22,157	2003
	7.383653	7.528392	1.96%	20,132	2002
	8.517712	7.383653	-13.31%	10,092	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.697536	10.968752	2.54%	7,099	2007
	10.422813	10.697536	2.64%	7,550	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.836672	11.177345	13.63%	863	2007
	10.000000	9.836672	-1.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.624769	20.325159	15.32%	480	2007
	15.185240	17.624769	16.07%	480	2006
	12.970635	15.185240	17.07%	5,093	2005
	11.614887	12.970635	11.67%	5,093	2004
	8.242406	11.614887	40.92%	5,418	2003
	10.515875	8.242406	-21.62%	5,418	2002
	13.576001	10.515875	-22.54%	5,110	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.494924	19.025215	15.34%	6,504	2007
	14.211442	16.494924	16.07%	6,728	2006
	12.143653	14.211442	17.03%	4,031	2005
	10.873513	12.143653	11.68%	4,999	2004
	7.713742	10.873513	40.96%	9,735	2003
	10.000000	7.713742	-22.86%	4,963	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.929260	15.511651	3.90%	302	2007
	13.056524	14.929260	14.34%	1,392	2006
	12.937705	13.056524	0.92%	1,934	2005
	11.534626	12.937705	12.16%	3,592	2004
	7.428775	11.534626	55.27%	3,819	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.097057	11.328748	2.09%	261	2007
	10.000000	11.097057	10.97%	261	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.648257	13.483652	26.63%	4,442	2007
	10.000000	10.648257	6.48%	4,493	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.836015	12.308557	13.59%	0	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.040063	14.153158	0.81%	9,610	2007
	12.211289	14.040063	14.98%	11,621	2006
	11.362502	12.211289	7.47%	9,028	2005
	10.000000	11.362502	13.63%	2,753	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.432856	11.336953	34.44%	13,776	2007
	7.853644	8.432856	7.38%	12,751	2006
	7.090622	7.853644	10.76%	24,483	2005
	6.108331	7.090622	16.08%	25,149	2004
	5.162942	6.108331	18.31%	29,299	2003
	6.241085	5.162942	-17.27%	31,016	2002
	8.114733	6.241085	-23.09%	24,360	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.861747	4.624093	19.74%	318	2007
	3.639474	3.861747	6.11%	751	2006
	3.315514	3.639474	9.77%	5,231	2005
	3.350462	3.315514	-1.04%	5,231	2004
	2.324540	3.350462	44.13%	5,231	2003
	3.999498	2.324540	-41.88%	5,231	2002
	6.485104	3.999498	-38.33%	2,506	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.832408	14.174782	19.80%	668	2007
	11.139790	11.832408	6.22%	668	2006
	10.168590	11.139790	9.55%	668	2005
	10.248317	10.168590	-0.78%	668	2004
	7.078454	10.248317	44.78%	668	2003
	10.000000	7.078454	-29.22%	562	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.735656	17.476239	4.43%	0	2007
	15.353585	16.735656	9.00%	0	2006
	14.067422	15.353585	9.14%	0	2005
	12.170561	14.067422	15.59%	437	2004
	10.000000	12.170561	21.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.993737	16.366939	25.96%	5,271	2007
	9.005239	12.993737	44.29%	5,561	2006
	6.935852	9.005239	29.84%	6,879	2005
	5.938819	6.935852	16.79%	6,879	2004
	4.486092	5.938819	32.38%	8,306	2003
	6.140922	4.486092	-26.95%	8,306	2002
	8.151333	6.140922	-24.66%	6,193	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.403696	28.231761	26.01%	5,913	2007
	15.519699	22.403696	44.36%	4,844	2006
	11.946276	15.519699	29.91%	5,070	2005
	10.226942	11.946276	16.81%	2,994	2004
	7.724506	10.226942	32.40%	1,652	2003
	10.000000	7.724506	-22.75%	1,652	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.142483	10.455501	3.09%	3,695	2007
	9.891322	10.142483	2.54%	3,931	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	7,097	2004
	10.000000	9.991948	-0.08%	70	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.864838	18.876076	5.66%	1,050	2007
	16.012526	17.864838	11.57%	1,040	2006
	15.012385	16.012526	6.66%	2,212	2005
	13.173140	15.012385	13.96%	5,718	2004
	10.160128	13.173140	29.66%	6,623	2003
	14.038550	10.160128	-27.63%	6,607	2002
	14.486662	14.038550	-3.09%	1,411	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.337579	10.498118	1.55%	0	2007
	10.000000	10.337579	3.38%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.210318	21.953953	20.56%	4,695	2007
	16.134753	18.210318	12.86%	5,152	2006
	14.415391	16.134753	11.93%	9,447	2005
	12.595653	14.415391	14.45%	9,479	2004
	9.994652	12.595653	26.02%	12,013	2003
	14.375068	9.994652	-30.47%	12,692	2002
	19.389212	14.375068	-25.86%	5,510	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.668499	19.007198	7.58%	7,345	2007
	15.996827	17.668499	10.45%	7,912	2006
	13.770990	15.996827	16.16%	7,880	2005
	11.762808	13.770990	17.07%	4,849	2004
	8.848923	11.762808	32.93%	5,437	2003
	11.855202	8.848923	-25.36%	5,390	2002
	12.399807	11.855202	-4.39%	5,604	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.159497	10.301272	1.40%	0	2007
	10.000000	10.159497	1.59%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.250742	14.030202	5.88%	374	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.444700	10.907812	4.43%	0	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.726774	12.070327	12.53%	0	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.254148	11.289658	10.10%	3,084	2007
	10.000000	10.254148	2.54%	1,329	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.089452	14.297368	1.48%	318	2007
	12.945246	14.089452	8.84%	318	2006
	12.849293	12.945246	0.75%	569	2005
	11.860661	12.849293	8.34%	4,374	2004
	9.857878	11.860661	20.32%	4,123	2003
	9.705141	9.857878	1.57%	7,680	2002
	9.464778	9.705141	2.54%	3,999	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.349994	11.521221	1.51%	1,718	2007
	10.428702	11.349994	8.83%	1,827	2006
	10.000000	10.428702	4.29%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006
	13.048349	17.031036	30.52%	0	2005
	10.982304	13.048349	18.81%	0	2004
	6.753156	10.982304	62.62%	0	2003
	8.096093	6.753156	-16.59%	0	2002
	8.678451	8.096093	-6.71%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.401015	36.376576	43.21%	1,891	2007
	18.890385	25.401015	34.47%	3,495	2006
	14.470955	18.890385	30.54%	3,171	2005
	12.178340	14.470955	18.83%	1,650	2004
	7.490620	12.178340	62.58%	1,650	2003
	10.000000	7.490620	-25.09%	1,140	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.528557	20.763628	18.46%	0	2007
	12.945937	17.528557	35.40%	709	2006
	12.355390	12.945937	4.78%	0	2005
	9.662506	12.355390	27.87%	0	2004
	7.908084	9.662506	22.19%	0	2003
	10.000000	7.908084	-20.92%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.466014	24.352789	25.10%	2,126	2007
	14.878826	19.466014	30.83%	1,788	2006
	11.615140	14.878826	28.10%	2,153	2005
	10.322414	11.615140	12.52%	757	2004
	7.751335	10.322414	33.17%	818	2003
	10.000000	7.751335	-22.49%	908	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.548136	19.522028	17.97%	686	2007
	13.358929	16.548136	23.87%	686	2006
	11.375654	13.358929	17.43%	686	2005
	9.994811	11.375654	13.82%	686	2004
	7.465251	9.994811	33.88%	686	2003
	10.168561	7.465251	-26.58%	686	2002
	12.729459	10.168561	-20.12%	172	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.768140	12.114396	2.94%	392	2007
	10.653950	11.768140	10.46%	392	2006
	10.558248	10.653950	0.91%	392	2005
	9.890109	10.558248	6.76%	392	2004
	8.487853	9.890109	16.52%	2,064	2003
	9.837192	8.487853	-13.72%	2,064	2002
	10.379505	9.837192	-5.22%	2,306	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.886936	18.374634	-2.71%	0	2007
	15.949554	18.886936	18.42%	0	2006
	14.579459	15.949554	9.40%	0	2005
	12.232126	14.579459	19.19%	0	2004
	8.787543	12.232126	39.20%	0	2003
	10.000000	8.787543	-12.12%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.718919	13.410189	5.43%	19,920	2007
	12.507261	12.718919	1.69%	21,897	2006
	12.308376	12.507261	1.62%	27,379	2005
	12.113343	12.308376	1.61%	42,397	2004
	12.068906	12.113343	0.37%	51,861	2003
	11.051278	12.068906	9.21%	77,494	2002
	10.472185	11.051278	5.53%	18,859	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Growth Fund: Class I - Q/NQ	6.956499	8.182358	17.62%	4,436	2007
	6.658614	6.956499	4.47%	4,119	2006
	6.353549	6.658614	4.80%	12,710	2005
	5.969902	6.353549	6.43%	12,710	2004
	4.570511	5.969902	30.62%	12,710	2003
	6.516595	4.570511	-29.86%	12,710	2002
	9.216406	6.516595	-29.29%	10,972	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.957635	14.435626	11.41%	0	2007
	12.821314	12.957635	1.06%	0	2006
	12.016920	12.821314	6.69%	0	2005
	11.324074	12.016920	6.12%	7,588	2004
	8.414030	11.324074	34.59%	7,531	2003
	10.000000	8.414030	-15.86%	1,485	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.496915	11.920695	3.69%	497	2007
	11.004985	11.496915	4.47%	497	2006
	10.825457	11.004985	1.66%	497	2005
	10.512395	10.825457	2.98%	52,308	2004
	9.900522	10.512395	6.18%	71,599	2003
	10.000000	9.900522	-0.99%	13,958	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.292621	12.803569	4.16%	984	2007
	11.521507	12.292621	6.69%	984	2006
	11.205635	11.521507	2.82%	984	2005
	10.627027	11.205635	5.44%	139,948	2004
	9.498578	10.627027	11.88%	166,895	2003
	10.000000	9.498578	-5.01%	69,835	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.022333	13.538003	3.96%	7,226	2007
	11.884255	13.022333	9.58%	7,282	2006
	11.464275	11.884255	3.66%	7,149	2005
	10.636383	11.464275	7.78%	175,503	2004
	9.003831	10.636383	18.13%	187,606	2003
	10.000000	9.003831	-9.96%	21,154	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.969982	14.590644	4.44%	4,176	2007
	12.394286	13.969982	12.71%	4,341	2006
	11.763314	12.394286	5.36%	4,267	2005
	10.664866	11.763314	10.30%	127,348	2004
	8.557964	10.664866	24.62%	110,693	2003
	10.000000	8.557964	-14.42%	77,400	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.595369	15.216240	4.25%	24,997	2007
	12.691229	14.595369	15.00%	26,091	2006
	11.949230	12.691229	6.21%	21,035	2005
	10.649717	11.949230	12.20%	38,876	2004
	8.207270	10.649717	29.76%	22,586	2003
	10.000000	8.207270	-17.93%	8,896	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.878722	15.959076	7.26%	1,425	2007
	13.756996	14.878722	8.15%	1,502	2006
	12.738989	13.756996	7.99%	455	2005
	11.224491	12.738989	13.49%	455	2004
	8.139837	11.224491	37.90%	196	2003
	13.134144	8.139837	-38.03%	196	2002
	19.155179	13.134144	-31.43%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.048495	25.450372	5.83%	3,592	2007
	22.239162	24.048495	8.14%	4,454	2006
	20.160466	22.239162	10.31%	4,869	2005
	17.703153	20.160466	13.88%	4,455	2004
	13.360934	17.703153	32.50%	6,177	2003
	16.031888	13.360934	-16.66%	5,109	2002
	16.509731	16.031888	-2.89%	2,909	2001*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.247554	11.597006	3.11%	7,482	2007
	10.934570	11.247554	2.86%	6,154	2006
	10.823110	10.934570	1.03%	19,595	2005
	10.910569	10.823110	-0.80%	63,901	2004
	11.019038	10.910569	-0.98%	76,812	2003
	11.064171	11.019038	-0.41%	79,347	2002
	10.853962	11.064171	1.94%	4,955	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.691770	21.968445	1.28%	1,710	2007
	17.958520	21.691770	20.79%	2,790	2006
	16.286544	17.958520	10.27%	2,942	2005
	13.762779	16.286544	18.34%	2,357	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.347910	16.573416	7.98%	1,506	2007
	15.112192	15.347910	1.56%	1,577	2006
	14.207650	15.112192	6.37%	707	2005
	12.730702	14.207650	11.60%	738	2004
	9.635711	12.730702	32.12%	2,655	2003
	14.679081	9.635711	-34.36%	3,059	2002
	16.733188	14.679081	-12.28%	3,677	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.626225	30.804160	-8.39%	3,503	2007
	29.133262	33.626225	15.42%	4,497	2006
	28.722942	29.133262	1.43%	5,818	2005
	24.885091	28.722942	15.42%	7,707	2004
	16.122626	24.885091	54.35%	8,077	2003
	22.495777	16.122626	-28.33%	8,560	2002
	17.823704	22.495777	26.21%	5,559	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.191015	27.323988	0.49%	11,129	2007
	24.662918	27.191015	10.25%	12,855	2006
	22.314210	24.662918	10.53%	16,406	2005
	19.052645	22.314210	17.12%	19,961	2004
	13.730651	19.052645	38.76%	23,244	2003
	16.879142	13.730651	-18.65%	24,266	2002
	18.388267	16.879142	-8.21%	8,774	2001*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.722966	14.606893	6.44%	18,456	2007
	12.272927	13.722966	11.81%	20,074	2006
	11.608061	12.272927	5.73%	20,381	2005
	10.748649	11.608061	8.00%	20,686	2004
	8.566400	10.748649	25.47%	24,845	2003
	10.533860	8.566400	-18.68%	28,298	2002
	12.141316	10.533860	-13.24%	10,581	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.303498	17.895259	9.76%	530	2007
	14.267452	16.303498	14.27%	611	2006
	13.144815	14.267452	8.54%	705	2005
	11.247196	13.144815	16.87%	0	2004
	9.100645	11.247196	23.59%	0	2003
	10.000000	9.100645	-8.99%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.193251	3.773213	18.16%	296	2007
	2.919009	3.193251	9.40%	296	2006
	2.981754	2.919009	-2.10%	5,151	2005
	2.904946	2.981754	2.64%	5,151	2004
	1.901728	2.904946	52.75%	5,291	2003
	3.377839	1.901728	-43.70%	5,291	2002
	5.994151	3.377839	-43.65%	5,175	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.926084	14.102922	18.25%	0	2007
	10.910353	11.926084	9.31%	899	2006
	11.144408	10.910353	-2.10%	0	2005
	10.860924	11.144408	2.61%	0	2004
	7.112126	10.860924	52.71%	0	2003
	10.000000	7.112126	-28.88%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.396993	16.138401	20.46%	672	2007
	13.653538	13.396993	-1.88%	0	2006
	12.389373	13.653538	10.20%	1,372	2005
	11.197192	12.389373	10.65%	8,196	2004
	7.466744	11.197192	49.96%	6,417	2003
	10.000000	7.466744	-25.33%	825	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.514788	13.002593	-3.79%	15,424	2007
	11.849219	13.514788	14.06%	14,573	2006
	11.550766	11.849219	2.58%	16,234	2005
	9.990303	11.550766	15.62%	5,807	2004
	7.724509	9.990303	29.33%	5,056	2003
	10.487119	7.724509	-26.34%	2,499	2002
	12.133258	10.487119	-13.57%	665	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.793632	14.199439	2.94%	2,637	2007
	13.370415	13.793632	3.17%	2,328	2006
	13.297326	13.370415	0.55%	2,650	2005
	12.684724	13.297326	4.83%	23,746	2004
	11.497820	12.684724	10.32%	23,238	2003
	10.899202	11.497820	5.49%	8,752	2002
	10.632058	10.899202	2.51%	1,839	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.693231	18.748697	12.31%	40,531	2007
	15.714870	16.693231	6.23%	45,820	2006
	15.194913	15.714870	3.42%	61,005	2005
	14.440322	15.194913	5.23%	64,417	2004
	11.207016	14.440322	28.85%	64,812	2003
	15.572047	11.207016	-28.03%	74,764	2002
	18.103937	15.572047	-13.99%	36,916	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.701631	22.705776	4.63%	3,870	2007
	18.738865	21.701631	15.81%	4,526	2006
	16.654730	18.738865	12.51%	5,126	2005
	14.199720	16.654730	17.29%	37,334	2004
	10.000000	14.199720	42.00%	30,849	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.537128	14.161034	4.61%	25,184	2007
	11.688662	13.537128	15.81%	27,780	2006
	10.391353	11.688662	12.48%	33,243	2005
	8.862004	10.391353	17.26%	33,559	2004
	6.296936	8.862004	40.74%	37,658	2003
	8.218658	6.296936	-23.38%	44,474	2002
	9.496340	8.218658	-13.45%	16,164	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.837386	15.244535	2.74%	2,155	2007
	13.108388	14.837386	13.19%	2,262	2006
	12.569703	13.108388	4.29%	3,478	2005
	11.670124	12.569703	7.71%	3,611	2004
	9.359056	11.670124	24.69%	9,682	2003
	11.713202	9.359056	-20.10%	18,496	2002
	13.251196	11.713202	-11.61%	7,567	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.987465	9.707899	-2.80%	0	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.295740	17.048909	4.62%	9,889	2007
	16.084619	16.295740	1.31%	9,999	2006
	14.551544	16.084619	10.54%	17,438	2005
	12.346352	14.551544	17.86%	17,736	2004
	9.990303	12.346352	23.58%	13,483	2003
	14.060573	9.990303	-28.95%	12,174	2002
	20.792245	14.060573	-32.38%	7,231	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.529615	11.654156	10.68%	1,762	2007
	10.000000	10.529615	5.30%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.388939	10.779264	3.76%	0	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.348016	31.810375	4.82%	915	2007
	27.832187	30.348016	9.04%	940	2006
	25.196617	27.832187	10.46%	1,485	2005
	23.265299	25.196617	8.30%	2,565	2004
	18.490922	23.265299	25.82%	2,717	2003
	17.204918	18.490922	7.47%	2,489	2002
	15.882098	17.204918	8.33%	36	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.409951	10.150225	20.69%	5,285	2007
	7.820966	8.409951	7.53%	6,585	2006
	6.760095	7.820966	15.69%	4,840	2005
	5.649809	6.760095	19.65%	4,480	2004
	4.050054	5.649809	39.50%	4,932	2003
	5.978929	4.050054	-32.26%	4,053	2002
	8.596944	5.978929	-30.45%	2,399	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.355760	30.480206	-18.41%	4,790	2007
	27.498873	37.355760	35.84%	4,865	2006
	23.873713	27.498873	15.18%	4,488	2005
	17.787794	23.873713	34.21%	25,529	2004
	13.145572	17.787794	35.31%	24,878	2003
	13.465327	13.145572	-2.37%	18,139	2002
	12.459341	13.465327	8.07%	1,514	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.437530	30.370223	35.35%	822	2007
	16.340913	22.437530	37.31%	822	2006
	12.593052	16.340913	29.76%	0	2005
	10.000000	12.593052	25.93%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	44.006397	59.585849	35.40%	71	2007
	32.058974	44.006397	37.27%	71	2006
	24.681277	32.058974	29.89%	185	2005
	19.923949	24.681277	23.88%	668	2004
	13.131584	19.923949	51.73%	724	2003
	13.744142	13.131584	-4.46%	724	2002
	14.226803	13.744142	-3.39%	16	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.765085	32.552027	42.99%	668	2007
	18.576124	22.765085	22.55%	668	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.460805	13.480539	8.18%	0	2007
	11.138923	12.460805	11.87%	0	2006
	10.409093	11.138923	7.01%	0	2005
	9.645954	10.409093	7.91%	0	2004
	7.262866	9.645954	32.81%	0	2003
	9.641466	7.262866	-24.67%	0	2002
	9.768142	9.641466	-1.30%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.258080	12.860932	4.92%	44,992	2007
	11.100489	12.258080	10.43%	49,217	2006
	10.455996	11.100489	6.16%	64,092	2005
	8.988254	10.455996	16.33%	71,465	2004
	6.667013	8.988254	34.82%	78,574	2003
	9.258644	6.667013	-27.99%	105,405	2002
	9.772041	9.258644	-5.25%	56,630	2001*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.459349	12.419754	-0.32%	0	2007
	11.216270	12.459349	11.08%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.724195	12.882480	9.88%	1,500	2007
	11.239473	11.724195	4.31%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	1,747	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.272407	15.008913	-1.73%	112,296	2007
	13.261766	15.272407	15.16%	130,289	2006
	12.886814	13.261766	2.91%	139,387	2005
	11.596281	12.886814	11.13%	146,161	2004
	9.115086	11.596281	27.22%	168,408	2003
	11.494846	9.115086	-20.70%	162,536	2002
	12.754306	11.494846	-9.87%	52,760	2001
	14.507084	12.754306	-12.08%	9,969	2000
	12.498159	14.507084	16.07%	3,086	1999
	10.000000	12.498159	24.98%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	16.440969	19.087758	16.10%	30,189	2007
	13.370025	16.440969	22.97%	36,130	2006
	12.002773	13.370025	11.39%	45,900	2005
	10.619263	12.002773	13.03%	47,047	2004
	8.671800	10.619263	22.46%	49,485	2003
	11.073317	8.671800	-21.69%	58,813	2002
	15.898785	11.073317	-30.35%	50,246	2001
	19.434239	15.898785	-18.19%	30,079	2000
	12.045328	19.434239	61.34%	445	1999
	10.000000	12.045328	20.45%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.215255	17.664731	16.10%	42,854	2007
	12.373270	15.215255	22.97%	51,204	2006
	11.123058	12.373270	11.24%	55,083	2005
	9.827587	11.123058	13.18%	48,143	2004
	8.025314	9.827587	22.46%	47,532	2003
	10.000000	8.025314	-19.75%	39,223	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.031146	10.598040	-3.93%	6,166	2007
	10.000000	11.031146	10.31%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.160752	12.092246	19.01%	1,513	2007
	10.680664	10.160752	-4.87%	3,557	2006
	10.629148	10.680664	0.48%	3,522	2005
	9.764966	10.629148	8.85%	4,671	2004
	7.949373	9.764966	22.84%	4,874	2003
	10.000000	7.949373	-20.51%	6,989	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.925531	19.520974	-6.71%	146,757	2007
	17.930824	20.925531	16.70%	164,806	2006
	17.357040	17.930824	3.31%	178,578	2005
	15.435721	17.357040	12.45%	199,361	2004
	12.170125	15.435721	26.83%	206,434	2003
	14.161782	12.170125	-14.06%	225,729	2002
	12.764086	14.161782	10.95%	81,141	2001
	10.984159	12.764086	16.20%	3,487	2000
	11.264161	10.984159	-2.49%	145	1999
	10.000000	11.264161	12.64%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.521145	13.087303	37.46%	1,734	2007
	10.000000	9.521145	-4.79%	2,512	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.604050	11.418201	7.68%	5,714	2007
	10.612998	10.604050	-0.08%	46,527	2006
	10.624530	10.612998	-0.11%	84,095	2005
	10.209525	10.624530	4.06%	61,587	2004
	10.000000	10.209525	2.10%	41,832	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.011189	15.122537	-5.55%	0	2007
	14.380239	16.011189	11.34%	0	2006
	12.588443	14.380239	14.23%	0	2005
	10.848074	12.588443	16.04%	0	2004
	7.469866	10.848074	45.22%	0	2003
	11.535653	7.469866	-35.25%	0	2002
	16.437806	11.535653	-29.82%	0	2001
	20.617144	16.437806	-20.27%	0	2000
	12.821248	20.617144	60.80%	0	1999
	10.000000	12.821248	28.21%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	15.211496	17.441849	14.66%	1,218	2007
	13.034550	15.211496	16.70%	1,218	2006
	11.284628	13.034550	15.51%	1,218	2005
	9.999695	11.284628	12.85%	1,218	2004
	7.639349	9.999695	30.90%	1,218	2003
	9.698035	7.639349	-21.23%	1,218	2002
	12.688214	9.698035	-23.57%	1,458	2001
	17.408242	12.688214	-27.11%	903	2000
	11.535935	17.408242	50.90%	531	1999
	10.000000	11.535935	15.36%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	16.804122	16.820526	0.10%	411	2007
	14.315191	16.804122	17.39%	431	2006
	13.458639	14.315191	6.36%	448	2005
	12.290259	13.458639	9.51%	468	2004
	9.983912	12.290259	23.10%	486	2003
	13.200277	9.983912	-24.37%	500	2002
	13.297317	13.200277	-0.73%	3,890	2001
	12.413046	13.297317	7.12%	0	2000
	11.879593	12.413046	4.49%	0	1999
	10.000000	11.879593	18.80%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.633033	14.296006	-2.30%	13,441	2007
	13.003864	14.633033	12.53%	16,793	2006
	12.329540	13.003864	5.47%	25,426	2005
	10.285373	12.329540	19.87%	25,826	2004
	7.590152	10.285373	35.51%	18,814	2003
	10.000000	7.590152	-24.10%	6,956	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.775260	11.421512	6.00%	9,767	2007
	10.032485	10.775260	7.40%	38,387	2006
	9.844387	10.032485	1.91%	31,529	2005
	9.424231	9.844387	4.46%	34,467	2004
	7.604702	9.424231	23.93%	43,894	2003
	10.882532	7.604702	-30.12%	36,976	2002
	14.293123	10.882532	-23.86%	22,959	2001
	16.333747	14.293123	-12.49%	16,334	2000
	12.767196	16.333747	27.94%	6,848	1999
	10.000000	12.767196	27.67%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	13.959170	14.449022	3.51%	149,037	2007
	12.288247	13.959170	13.60%	183,351	2006
	11.933915	12.288247	2.97%	195,065	2005
	10.967119	11.933915	8.82%	208,022	2004
	8.686976	10.976119	26.25%	232,397	2003
	11.377149	8.686976	-23.65%	268,612	2002
	13.173971	11.377149	-13.64%	154,230	2001
	14.764046	13.173971	-10.77%	54,601	2000
	12.446981	14.764046	18.62%	3,548	1999
	10.000000	12.446981	24.47%	0	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.019259	14.770045	5.36%	37,757	2007
	12.237382	14.019259	14.56%	44,319	2006
	11.920233	12.237382	2.66%	46,866	2005
	11.537984	11.920233	3.31%	57,826	2004
	9.681804	11.537984	19.17%	69,120	2003
	11.820057	9.681804	-18.09%	78,696	2002
	13.253384	11.820057	-10.81%	35,429	2001
	13.562791	13.253384	-2.28%	4,030	2000
	12.372807	13.562791	9.62%	158	1999
	10.000000	12.372807	23.73%	0	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.281225	9.960517	-3.12%	0	2007
	10.000000	10.281225	2.81%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.962295	13.433556	3.64%	137,763	2007
	12.653506	12.962295	2.44%	144,396	2006
	12.700428	12.653506	-0.37%	162,729	2005
	12.462369	12.700428	1.91%	176,215	2004
	12.108907	12.462369	2.92%	209,370	2003
	11.263725	12.108907	7.50%	216,374	2002
	10.603847	11.263725	6.22%	49,328	2001
	9.760781	10.603847	8.64%	3,007	2000
	10.000000	9.760781	-2.39%	594	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	19.853098	22.942085	15.56%	176,581	2007
	18.088817	19.853098	9.75%	201,963	2006
	15.739580	18.088817	14.93%	243,040	2005
	13.875191	15.739580	13.44%	272,849	2004
	10.991394	13.875191	26.24%	271,696	2003
	12.338834	10.991394	-10.92%	260,485	2002
	14.316943	12.338834	-13.82%	132,739	2001
	15.603664	14.316943	-8.25%	48,688	2000
	12.779434	15.603664	22.10%	10,453	1999
	10.000000	12.779434	27.79%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.354605	13.398310	43.23%	5,261	2007
	10.000000	9.354605	-6.45%	4,091	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.240844	17.195174	-0.26%	252,854	2007
	14.597980	17.240844	18.10%	291,772	2006
	14.034109	14.597980	4.02%	327,925	2005
	12.811259	14.034109	9.55%	363,204	2004
	10.003066	12.811259	28.07%	376,685	2003
	12.253980	10.003066	-18.37%	356,212	2002
	13.128922	12.253980	-6.66%	137,884	2001
	12.324339	13.128922	6.53%	37,928	2000
	11.793413	12.324339	4.50%	5,843	1999
	10.000000	11.793413	17.93%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.507729	11.384028	8.34%	0	2007
	10.000000	10.507729	5.08%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.527827	11.513627	9.36%	0	2007
	10.000000	10.527827	5.28%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.871549	11.944770	21.00%	34,121	2007
	9.531444	9.871549	3.57%	41,179	2006
	8.901990	9.531444	7.07%	35,524	2005
	8.454474	8.901990	5.29%	36,198	2004
	6.629704	8.454474	27.52%	41,904	2003
	8.633163	6.629704	-23.21%	53,623	2002
	10.260418	8.633163	-15.86%	20,861	2001
	12.595275	10.260418	-18.54%	5,101	2000
	12.292450	12.595275	2.46%	0	1999
	10.000000	12.292450	22.92%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.242015	15.273930	24.77%	136,865	2007
	11.661788	12.242015	4.98%	157,680	2006
	11.220319	11.661788	3.93%	177,226	2005
	11.047999	11.220319	1.56%	202,592	2004
	8.459859	11.047999	30.59%	216,320	2003
	12.323670	8.459859	-31.35%	230,052	2002
	15.232000	12.323670	-19.09%	170,494	2001
	17.413426	15.232000	-12.53%	118,199	2000
	12.896602	17.413426	35.02%	43,036	1999
	10.000000	12.896602	28.97%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.136228	11.242436	0.95%	34,611	2007
	10.184145	11.136228	9.35%	53,358	2006
	10.099701	10.184145	0.84%	55,234	2005
	9.380947	10.099701	7.66%	64,035	2004
	7.512154	9.380947	24.88%	70,746	2003
	7.371466	7.512154	1.91%	70,358	2002
	8.508002	7.371466	-13.36%	30,287	2001
	11.177582	8.508002	-23.88%	6,719	2000
	10.515966	11.177582	6.29%	356	1999
	10.000000	10.515966	5.16%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.677621	10.942735	2.48%	13,044	2007
	10.408697	10.677621	2.58%	16,190	2006
	10.367180	10.408697	0.40%	20,500	2005
	10.104687	10.367180	2.60%	4,180	2004
	10.000000	10.104687	1.05%	1,012	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.833348	11.167854	13.57%	32,814	2007
	10.000000	9.833348	-1.67%	6,538	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	17.551030	20.229789	15.26%	10,412	2007
	15.129373	17.551030	16.01%	11,050	2006
	12.929468	15.129373	17.01%	11,961	2005
	11.583907	12.929468	11.62%	12,509	2004
	8.224601	11.583907	40.84%	16,453	2003
	10.498504	8.224601	-21.66%	23,629	2002
	13.560524	10.498504	-22.58%	33,057	2001
	17.052691	13.560524	-20.48%	22,141	2000
	12.170445	17.052691	40.12%	260	1999
	10.000000	12.170445	21.70%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.455903	18.970515	15.28%	33,190	2007
	14.185006	16.455903	16.01%	42,768	2006
	12.127206	14.185006	16.97%	39,670	2005
	10.864300	12.127206	11.62%	41,228	2004
	7.711109	10.864300	40.89%	45,643	2003
	10.000000	7.711109	-22.89%	28,410	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.893926	15.467034	3.85%	7,552	2007
	13.032217	14.893926	14.29%	9,893	2006
	12.920158	13.032217	0.87%	13,679	2005
	11.524844	12.920158	12.11%	11,913	2004
	7.426249	11.524844	55.19%	26,777	2003
	10.000000	7.426249	-25.74%	5,593	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.093323	11.319149	2.04%	16,952	2007
	10.000000	11.093323	10.93%	1,835	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.133296	9.728001	-4.00%	7,476	2007
	10.000000	10.133296	1.33%	1,555	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.644685	13.472245	26.56%	2,494	2007
	10.000000	10.644685	6.45%	2,371	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.832375	12.298138	13.53%	4,618	2007
	10.000000	10.832375	8.32%	6,852	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.425263	11.383455	9.19%	752	2007
	10.000000	10.425263	4.25%	752	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.021140	14.126858	0.75%	8,730	2007
	12.201009	14.021140	14.92%	18,769	2006
	11.358686	12.201009	7.42%	20,913	2005
	10.000000	11.358686	13.59%	4,494	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.403216	11.291345	34.37%	99,795	2007
	7.830007	8.403216	7.32%	109,177	2006
	7.072868	7.830007	10.70%	122,194	2005
	6.096134	7.072868	16.02%	142,699	2004
	5.155250	6.096134	18.25%	158,076	2003
	6.234962	5.155250	-17.32%	195,585	2002
	8.110923	6.234962	-23.13%	158,402	2001
	10.000000	8.110923	-18.89%	88,515	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.848176	4.605487	19.68%	57,341	2007
	3.628519	3.848176	6.05%	59,972	2006
	3.307220	3.628519	9.72%	61,121	2005
	3.343773	3.307220	-1.09%	85,541	2004
	2.321074	3.343773	44.06%	105,232	2003
	3.995569	2.321074	-41.91%	136,441	2002
	6.482069	3.995569	-38.36%	82,760	2001
	10.000000	6.482069	-35.18%	83,673	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.804416	14.134007	19.73%	11,226	2007
	11.119075	11.804416	6.16%	6,225	2006
	10.154813	11.119075	9.50%	5,889	2005
	10.239640	10.154813	-0.83%	7,666	2004
	7.076041	10.239640	44.71%	15,518	2003
	10.000000	7.076041	-29.24%	15,720	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.704562	17.434863	4.37%	1,028	2007
	15.332818	16.704562	8.95%	1,028	2006
	14.055507	15.332818	9.09%	1,178	2005
	12.166439	14.055507	15.53%	2,354	2004
	10.000000	12.166439	21.66%	150	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.948047	16.301067	25.90%	34,639	2007
	8.978130	12.948047	44.22%	40,775	2006
	6.918472	8.978130	29.77%	43,379	2005
	5.926958	6.918472	16.73%	55,778	2004
	4.479412	5.926958	32.32%	65,146	2003
	6.134915	4.479412	-26.98%	101,867	2002
	8.147522	6.134915	-24.70%	107,123	2001
	10.000000	8.147522	-18.52%	55,257	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.350667	28.150556	25.95%	29,407	2007
	15.490810	22.350667	44.28%	32,342	2006
	11.930086	15.490810	29.85%	30,156	2005
	10.218272	11.930086	16.75%	35,446	2004
	7.721869	10.218272	32.33%	29,759	2003
	10.000000	7.721869	-22.78%	30,659	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.123616	10.430732	3.03%	23,084	2007
	9.877916	10.123616	2.49%	28,898	2006
	9.900293	9.877916	-0.23%	30,069	2005
	9.988556	9.900293	-0.88%	48,277	2004
	10.000000	9.988556	-0.11%	22,237	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.282895	15.112583	5.81%	19,146	2007
	12.050714	14.282895	18.52%	1,038	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.910027	13.749672	-1.15%	0	2007
	13.437060	13.910027	3.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.790121	18.787528	5.61%	31,665	2007
	15.953635	17.790121	11.51%	34,358	2006
	14.964753	15.953635	6.61%	36,841	2005
	13.138019	14.964753	13.90%	36,921	2004
	10.138201	13.138019	29.59%	38,522	2003
	14.015386	10.138201	-27.66%	38,438	2002
	14.470155	14.015386	-3.14%	15,050	2001
	14.547000	14.470155	-0.53%	1,945	2000
	12.869170	14.547000	13.04%	156	1999
	10.000000	12.869170	28.69%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.334086	10.489210	1.50%	493	2007
	10.000000	10.334086	3.34%	493	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.134147	21.850957	20.50%	50,674	2007
	16.075411	18.134147	12.81%	57,056	2006
	14.369651	16.075411	11.87%	60,126	2005
	12.562067	14.369651	14.39%	70,691	2004
	9.973058	12.562067	25.96%	84,424	2003
	14.351320	9.973058	-30.51%	98,177	2002
	19.367124	14.351320	-25.90%	38,877	2001
	21.277954	19.367124	-8.98%	14,631	2000
	14.058496	21.277954	51.35%	23	1999
	10.000000	14.058496	40.58%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	17.594570	18.917986	7.52%	24,250	2007
	15.937973	17.594570	10.39%	22,915	2006
	13.727268	15.937973	16.10%	26,853	2005
	11.731426	13.727268	17.01%	23,018	2004
	8.829813	11.731426	32.86%	20,429	2003
	11.835638	8.829813	-25.40%	18,828	2002
	12.385684	11.835638	-4.44%	4,821	2001
	12.504542	12.385684	-0.95%	1,244	2000
	11.841583	12.504542	5.60%	571	1999
	10.000000	11.841583	18.42%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.156075	10.292530	1.34%	1,960	2007
	10.000000	10.156075	1.56%	2,328	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.232854	14.004101	5.83%	0	2007
	11.832816	13.232854	11.83%	0	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.441173	10.898553	4.38%	5,856	2007
	10.000000	10.441173	4.41%	3,775	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.423276	10.556053	1.27%	42,045	2007
	10.000000	10.423276	4.23%	13,822	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.723164	12.060105	12.47%	11,204	2007
	10.000000	10.723164	7.23%	6,347	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.250695	11.280075	10.04%	36,616	2007
	10.000000	10.250695	2.51%	28,155	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.030561	14.230330	1.42%	32,335	2007
	12.897677	14.030561	8.78%	37,182	2006
	12.808565	12.897677	0.70%	38,726	2005
	11.829065	12.808565	8.28%	47,351	2004
	9.836609	11.829065	20.26%	53,811	2003
	9.689126	9.836609	1.52%	47,815	2002
	9.453988	9.689126	2.49%	18,501	2001
	10.479056	9.453988	-9.78%	3,405	2000
	10.325454	10.479056	1.49%	777	1999
	10.000000	10.325454	3.25%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.340421	11.505618	1.46%	6,040	2007
	10.425180	11.340421	8.78%	7,622	2006
	10.000000	10.425180	4.25%	9,159	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.840560	32.699975	43.17%	558	2007
	16.985684	22.840560	34.47%	591	2006
	13.020203	16.985684	30.46%	631	2005
	10.964194	13.020203	18.75%	2,040	2004
	6.745447	10.964194	62.54%	2,602	2003
	8.090952	6.745447	-16.63%	7,516	2002
	8.677386	8.090952	-6.76%	3,287	2001
	10.000000	8.677386	-13.23%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.340854	36.271891	43.14%	12,909	2007
	18.855195	25.340854	34.40%	13,096	2006
	14.451324	18.855195	30.47%	13,195	2005
	12.167999	14.451324	18.76%	14,587	2004
	7.488067	12.167999	62.50%	9,837	2003
	10.000000	7.488067	-25.12%	3,918	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.484722	20.701131	18.40%	828	2007
	12.920103	17.484722	35.33%	4,868	2006
	12.336991	12.920103	4.73%	826	2005
	9.653025	12.336991	27.80%	504	2004
	7.904327	9.653025	22.12%	615	2003
	10.000000	7.904327	-20.96%	59	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.105750	15.136694	25.04%	710	2007
	9.256714	12.105750	30.78%	710	2006
	7.227958	9.256714	28.07%	710	2005
	6.435697	7.227958	12.31%	710	2004
	4.824815	6.435697	33.39%	710	2003
	6.464037	4.824815	-25.36%	710	2002
	9.212757	6.464037	-29.84%	329	2001
	10.000000	9.212757	-7.87%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.419965	24.282764	25.04%	10,786	2007
	14.851148	19.419965	30.76%	11,771	2006
	11.599408	14.851148	28.03%	6,426	2005
	10.313672	11.599408	12.47%	8,576	2004
	7.748697	10.313672	33.10%	12,418	2003
	10.000000	7.748697	-22.51%	1,546	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.478948	19.430469	17.91%	2,878	2007
	13.309808	16.478948	23.81%	3,978	2006
	11.339567	13.309808	17.37%	3,978	2005
	9.968174	11.339567	13.76%	3,978	2004
	7.449129	9.968174	33.82%	8,823	2003
	10.151774	7.449129	-26.62%	7,839	2002
	12.714940	10.151774	-20.16%	7,186	2001
	14.743816	12.714940	-13.76%	6,053	2000
	12.195325	14.743816	20.90%	0	1999
	10.000000	12.195325	21.95%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.362632	26.377250	17.95%	330	2007
	18.072006	22.362632	23.74%	1,463	2006
	15.396766	18.072006	17.38%	0	2005
	13.534705	15.396766	13.76%	0	2004
	10.000000	13.534705	35.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.718952	12.057608	2.89%	53,395	2007
	10.614802	11.718952	10.40%	56,852	2006
	10.524783	10.614802	0.86%	47,298	2005
	9.863772	10.524783	6.70%	51,697	2004
	8.469553	9.863772	16.46%	57,919	2003
	9.820962	8.469553	-13.76%	47,013	2002
	10.367680	9.820962	-5.27%	25,253	2001
	10.577794	10.367680	-1.99%	1,590	2000
	10.662651	10.577794	-0.80%	1,116	1999
	10.000000	10.662651	6.63%	0	1998*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.839726	18.319332	-2.76%	2,138	2007
	15.917741	18.839726	18.36%	2,138	2006
	14.557757	15.917741	9.34%	2,138	2005
	12.220120	14.557757	19.13%	2,340	2004
	8.783377	12.220120	39.13%	12,755	2003
	10.000000	8.783377	-12.17%	5,136	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.665762	13.347313	5.38%	124,659	2007
	12.461292	12.665762	1.64%	145,323	2006
	12.269348	12.461292	1.56%	162,747	2005
	12.081076	12.269348	1.56%	175,507	2004
	12.042881	12.081076	0.32%	238,408	2003
	11.033039	12.042881	9.15%	301,590	2002
	10.460250	11.033039	5.48%	64,235	2001
	9.449856	10.460250	10.69%	6,302	2000
	9.839387	9.449856	-3.96%	1,188	1999
	10.000000	9.839387	-1.61%	0	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.927429	8.144006	17.56%	17,084	2007
	6.634147	6.927429	4.42%	26,600	2006
	6.333414	6.634147	4.75%	26,071	2005
	5.953998	6.333414	6.37%	26,631	2004
	4.560642	5.953998	30.55%	48,689	2003
	6.505832	4.560642	-29.90%	49,226	2002
	9.205900	6.505832	-29.33%	32,998	2001
	12.740010	9.205900	-27.74%	30,031	2000
	12.422359	12.740010	2.56%	18,980	1999
	10.000000	12.422359	24.22%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.925251	14.392194	11.35%	3,757	2007
	12.795744	12.925251	1.01%	3,822	2006
	11.999029	12.795744	6.64%	7,277	2005
	11.312952	11.999029	6.06%	41,184	2004
	8.410033	11.312952	34.52%	38,428	2003
	10.000000	8.410033	-15.90%	20,596	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.842547	11.663775	7.57%	2,171	2007
	10.000000	10.842547	8.43%	2,243	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.468184	11.884834	3.63%	18,062	2007
	10.983058	11.468184	4.42%	22,566	2006
	10.809357	10.983058	1.61%	23,600	2005
	10.502098	10.809357	2.93%	143,775	2004
	9.895838	10.502098	6.13%	162,571	2003
	10.000000	9.895838	-1.04%	43,219	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.261864	12.765018	4.10%	46,128	2007
	11.498511	12.261864	6.64%	46,096	2006
	11.188941	11.498511	2.77%	41,946	2005
	10.616601	11.188941	5.39%	240,796	2004
	9.494075	10.616601	11.82%	242,387	2003
	10.000000	9.494075	-5.06%	57,606	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.989787	13.497257	3.91%	104,098	2007
	11.860570	12.989787	9.52%	91,373	2006
	11.447227	11.860570	3.61%	68,571	2005
	10.625957	11.447227	7.73%	362,284	2004
	8.999570	10.625957	18.07%	300,999	2003
	10.000000	8.999570	-10.00%	102,411	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.935085	14.546762	4.39%	61,397	2007
	12.369589	13.935085	12.66%	68,216	2006
	11.745826	12.369589	5.31%	65,718	2005
	10.654414	11.745826	10.24%	281,769	2004
	8.553922	10.654414	24.56%	247,166	2003
	10.000000	8.553922	-14.46%	48,463	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.558931	15.170486	4.20%	39,661	2007
	12.665956	14.558931	14.95%	100,058	2006
	11.931477	12.665956	6.16%	104,606	2005
	10.639301	11.931477	12.15%	108,843	2004
	8.203385	10.639301	29.69%	83,391	2003
	10.000000	8.203385	-17.97%	53,460	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	14.816486	15.884197	7.21%	14,834	2007
	13.706403	14.816486	8.10%	15,892	2006
	12.698570	13.706403	7.94%	23,948	2005
	11.194572	12.698570	13.44%	24,360	2004
	8.122255	11.194572	37.83%	23,443	2003
	13.112455	8.122255	-38.06%	20,583	2002
	19.133359	13.112455	-31.47%	12,231	2001
	22.988509	19.133359	-16.77%	5,937	2000
	12.651185	22.988509	81.71%	0	1999
	10.000000	12.651185	26.51%	0	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	23.947955	25.331025	5.78%	61,561	2007
	22.157413	23.947955	8.08%	73,280	2006
	20.096540	22.157413	10.25%	74,287	2005
	17.655987	20.096540	13.82%	79,613	2004
	13.332102	17.655987	32.43%	81,045	2003
	16.005443	13.332102	-16.70%	75,022	2002
	16.490935	16.005443	-2.94%	21,841	2001
	14.553031	16.490935	13.32%	4,708	2000
	12.236869	14.553031	18.93%	120	1999
	10.000000	12.236869	22.37%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.200509	11.542601	3.05%	220,349	2007
	10.894355	11.200509	2.81%	204,212	2006
	10.788773	10.894355	0.98%	176,733	2005
	10.881482	10.788773	-0.85%	335,579	2004
	10.995248	10.881482	-1.03%	364,287	2003
	11.045897	10.995248	-0.46%	354,487	2002
	10.841575	11.045897	1.88%	106,990	2001
	10.395950	10.841575	4.29%	42,303	2000
	10.081601	10.395950	3.12%	7,486	1999
	10.000000	10.081601	0.82%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.651448	21.916405	1.22%	12,896	2007
	17.934223	21.651448	20.73%	15,150	2006
	16.272754	17.934223	10.21%	19,620	2005
	13.758110	16.272754	18.28%	10,054	2004
	10.000000	13.758110	37.58%	293	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.288267	16.500572	7.93%	35,099	2007
	15.061103	15.288267	1.51%	46,672	2006
	14.166800	15.061103	6.31%	53,627	2005
	12.700547	14.166800	11.54%	57,024	2004
	9.617770	12.700547	32.05%	57,832	2003
	14.659211	9.617770	-34.39%	53,975	2002
	16.719097	14.659211	-12.32%	20,728	2001
	20.277316	16.719097	-17.55%	1,858	2000
	10.000000	20.277316	102.77%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.485668	30.659723	-8.44%	45,887	2007
	29.026186	33.485668	15.36%	51,410	2006
	28.631870	29.026186	1.38%	56,345	2005
	24.818800	28.631870	15.36%	61,211	2004
	16.087835	24.818800	54.27%	61,160	2003
	22.458672	16.087835	-28.37%	67,973	2002
	17.803398	22.458672	26.15%	25,199	2001
	16.277398	17.803398	9.37%	341	2000
	12.946409	16.277398	25.73%	0	1999
	10.000000	12.946409	29.46%	0	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.077341	27.195852	0.44%	80,355	2007
	24.572263	27.077341	10.19%	92,125	2006
	22.243450	24.572263	10.47%	105,254	2005
	19.001877	22.243450	17.06%	132,647	2004
	13.701015	19.001877	38.69%	131,158	2003
	16.851295	13.701015	-18.69%	123,502	2002
	18.367325	16.851295	-8.25%	21,984	2001
	17.148084	18.367325	7.11%	5,450	2000
	12.106268	17.148084	41.65%	0	1999
	10.000000	12.106268	21.06%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	13.665574	14.538377	6.39%	49,112	2007
	12.227790	13.665574	11.76%	53,029	2006
	11.571236	12.227790	5.67%	57,595	2005
	10.720003	11.571236	7.94%	68,497	2004
	8.547905	10.720003	25.41%	78,118	2003
	10.516473	8.547905	-18.72%	83,504	2002
	12.127493	10.516473	-13.28%	43,408	2001
	12.596911	12.127493	-3.73%	8,304	2000
	11.976682	12.596911	5.18%	0	1999
	10.000000	11.976682	19.77%	0	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.262728	17.841397	9.71%	7,565	2007
	14.238978	16.262728	14.21%	3,668	2006
	13.125222	14.238978	8.49%	3,528	2005
	11.236149	13.125222	16.81%	6,069	2004
	9.096324	11.236149	23.52%	2,649	2003
	10.000000	9.096324	-9.04%	2,547	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.183134	3.759342	18.10%	658	2007
	2.911242	3.183134	9.34%	683	2006
	2.975335	2.911242	-2.15%	683	2005
	2.900164	2.975335	2.59%	1,162	2004
	1.899557	2.900164	52.68%	1,162	2003
	3.375688	1.899557	-43.73%	1,162	2002
	5.993413	3.375688	-43.68%	706	2001
	10.000000	5.993413	-40.07%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.897875	14.062382	18.19%	6,833	2007
	10.890064	11.897875	9.25%	6,156	2006
	11.129316	10.890064	-2.15%	12,076	2005
	10.851730	11.129316	2.56%	18,800	2004
	7.109711	10.851730	52.63%	10,736	2003
	10.000000	7.109711	-28.90%	3,548	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.363500	16.089833	20.40%	1,529	2007
	13.626314	13.363500	-1.93%	1,846	2006
	12.370936	13.626314	10.15%	12,747	2005
	11.186220	12.370936	10.59%	16,004	2004
	7.463213	11.186220	49.88%	22,525	2003
	10.000000	7.463213	-25.37%	2,730	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.458229	12.941561	-3.84%	129,301	2007
	11.805622	13.458229	14.00%	150,751	2006
	11.514104	11.805622	2.53%	166,516	2005
	9.963657	11.514104	15.56%	155,846	2004
	7.707824	9.963657	29.27%	88,917	2003
	10.469799	7.707824	-26.38%	58,045	2002
	12.119427	10.469799	-13.61%	6,209	2001
	13.786084	12.119427	-12.09%	5,478	2000
	11.829858	13.786084	16.54%	690	1999
	10.000000	11.829858	18.30%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.735964	14.132859	2.89%	91,325	2007
	13.321271	13.735964	3.11%	104,747	2006
	13.255163	13.321271	0.50%	108,106	2005
	12.650922	13.255163	4.78%	137,603	2004
	11.473014	12.650922	10.27%	119,665	2003
	10.881227	11.473014	5.44%	83,817	2002
	10.619936	10.881227	2.46%	11,341	2001
	10.219313	10.619936	3.92%	4,020	2000
	10.231592	10.219313	-0.12%	744	1999
	10.000000	10.231592	2.32%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.623444	18.660785	12.26%	175,900	2007
	15.657105	16.623444	6.17%	194,521	2006
	15.146727	15.657105	3.37%	226,382	2005
	14.401857	15.146727	5.17%	249,848	2004
	11.182836	14.401857	28.79%	249,588	2003
	15.546364	11.182836	-28.07%	241,932	2002
	18.083324	15.546364	-14.03%	56,062	2001
	18.427568	18.083324	-1.87%	16,904	2000
	13.226671	18.427568	39.32%	922	1999
	10.000000	13.226671	32.27%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.661296	22.652004	4.57%	46,845	2007
	18.713519	21.661296	15.75%	49,956	2006
	16.640631	18.713519	12.46%	58,401	2005
	14.194919	16.640631	17.23%	96,473	2004
	10.000000	14.194919	41.95%	79,550	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.491361	14.105944	4.56%	246,421	2007
	11.655041	13.491361	15.76%	262,797	2006
	10.366717	11.655041	12.43%	278,226	2005
	8.845490	10.366717	17.20%	301,259	2004
	6.288389	8.845490	40.66%	316,265	2003
	8.211680	6.288389	-23.42%	329,202	2002
	9.493145	8.211680	-13.50%	42,169	2001
	10.000000	9.493145	-5.07%	2,570	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.775327	15.173013	2.69%	130,742	2007
	13.060178	14.775327	13.13%	156,203	2006
	12.529835	13.060178	4.23%	176,004	2005
	11.639025	12.529835	7.65%	190,341	2004
	9.338857	11.639025	24.63%	214,581	2003
	11.693870	9.338857	-20.14%	245,912	2002
	13.236091	11.693870	-11.65%	129,371	2001
	14.751442	13.236091	-10.27%	43,247	2000
	12.323541	14.751442	19.70%	18,509	1999
	10.000000	12.323541	23.24%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.984100	9.699671	-2.85%	6,155	2007
	10.000000	9.984100	-0.16%	555	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.227583	16.968927	4.57%	29,317	2007
	16.025463	16.227583	1.26%	32,317	2006
	14.505376	16.025463	10.48%	32,294	2005
	12.313446	14.505376	17.80%	39,039	2004
	9.968740	12.313446	23.52%	41,202	2003
	14.037370	9.968740	-28.98%	43,404	2002
	20.768575	14.037370	-32.41%	35,112	2001
	23.789077	20.768575	-12.70%	20,750	2000
	13.173548	23.789077	80.58%	2,490	1999
	10.000000	13.173548	31.74%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.526070	11.644273	10.62%	2,942	2007
	10.000000	10.526070	5.26%	3,490	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.972276	11.117182	1.32%	1,964	2007
	10.000000	10.972276	9.72%	741	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.227809	10.583947	3.48%	0	2007
	10.000000	10.227809	2.28%	4,961	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.385438	10.770119	3.70%	94	2007
	10.000000	10.385438	3.85%	24,021	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	30.221133	31.661206	4.77%	2,998	2007
	27.729876	30.221133	8.98%	3,377	2006
	25.116712	27.729876	10.40%	3,436	2005
	23.203314	25.116712	8.25%	3,744	2004
	18.451021	23.203314	25.76%	9,222	2003
	17.176522	18.451021	7.42%	8,419	2002
	15.863998	17.176522	8.27%	2,668	2001
	14.479873	15.863998	9.56%	1,744	2000
	11.379681	14.479873	24.24%	388	1999
	10.000000	11.379681	13.80%	0	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.381518	10.110738	20.63%	154,044	2007
	7.798483	8.381518	7.48%	164,100	2006
	6.744070	7.798483	15.63%	175,723	2005
	5.639279	6.744070	19.59%	183,182	2004
	4.044559	5.639279	39.43%	203,467	2003
	5.973855	4.044559	-32.30%	186,377	2002
	8.594047	5.973855	-30.49%	45,712	2001
	10.000000	8.594047	-14.06%	2,135	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	37.199576	30.337246	-18.45%	39,239	2007
	27.397762	37.199576	35.78%	46,440	2006
	23.797997	27.397762	15.13%	54,544	2005
	17.740386	23.797997	34.15%	85,641	2004
	13.117202	17.740386	35.25%	91,864	2003
	13.443112	13.117202	-2.42%	91,615	2002
	12.445148	13.443112	8.02%	20,077	2001
	10.000000	12.445148	3.84%	37	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.407306	30.313832	35.29%	2,975	2007
	16.327165	22.407306	37.24%	6,549	2006
	12.588829	16.327165	29.70%	2,712	2005
	10.000000	12.588829	25.89%	4,210	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.822423	59.306449	35.33%	3,438	2007
	31.941114	43.822423	37.20%	5,585	2006
	24.602994	31.941114	29.83%	7,203	2005
	19.870857	24.602994	23.81%	8,136	2004
	13.103231	19.870857	51.65%	11,282	2003
	13.721459	13.103231	-4.51%	14,055	2002
	14.210596	13.721459	-3.44%	10,487	2001
	24.853443	14.210596	-42.82%	2,374	2000
	12.616797	24.853443	96.99%	0	1999
	10.000000	12.616797	26.17%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.734416	32.491558	42.92%	7,404	2007
	18.560497	22.734416	22.49%	15,720	2006
	12.446323	18.560497	49.12%	20,194	2005
	10.000000	12.446323	24.46%	6,773	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.544385	49.379822	42.95%	1,650	2007
	28.212403	34.544385	22.44%	2,254	2006
	18.911846	28.212403	49.18%	2,694	2005
	15.478646	18.911846	22.18%	5,275	2004
	10.869895	15.478646	42.40%	9,972	2003
	11.374685	10.869895	-4.44%	3,995	2002
	12.915760	11.374685	-11.93%	181	2001
	11.787279	12.915760	9.57%	0	2000
	9.904737	11.787279	19.01%	0	1999
	10.000000	9.904737	-0.95%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.413523	13.422531	8.13%	4,511	2007
	11.102283	12.413523	11.81%	4,511	2006
	10.380113	11.102283	6.96%	4,511	2005
	9.623995	10.380113	7.86%	4,511	2004
	7.250000	9.623995	32.74%	4,511	2003
	9.629285	7.250000	-24.71%	4,962	2002
	9.760791	9.629285	-1.35%	4,962	2001
	10.037475	9.760791	-2.76%	3,470	2000
	10.000000	10.037475	0.37%	1,948	1999*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.216644	12.810908	4.86%	165,562	2007
	11.068570	12.216644	10.37%	194,195	2006
	10.431223	11.068570	6.11%	212,197	2005
	8.971514	10.431223	16.27%	265,941	2004
	6.657970	8.971514	34.75%	319,959	2003
	9.250791	6.657970	-28.03%	323,937	2002
	9.768758	9.250791	-5.30%	62,868	2001
	10.000000	9.768758	-2.31%	9,684	2000*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.429816	12.383991	-0.37%	0	2007
	11.195352	12.429816	11.03%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.428768	11.225835	-1.78%	2,823	2007
	9.929177	11.428768	15.10%	2,823	2006
	9.653346	9.929177	2.86%	2,889	2005
	8.691036	9.653346	11.07%	2,848	2004
	6.834929	8.691036	27.16%	2,898	2003
	8.623786	6.834929	-20.74%	2,932	2002
	9.573565	8.623786	-9.92%	5,528	2001
	10.894734	9.573565	-12.13%	3,892	2000
	10.000000	10.894734	8.95%	68	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.910087	14.980792	16.04%	154	2007
	10.503984	12.910087	22.91%	154	2006
	9.434597	10.503984	11.33%	924	2005
	8.351354	9.434597	12.97%	924	2004
	6.823270	8.351354	22.40%	924	2003
	8.717309	6.823270	-21.73%	1,776	2002
	12.522513	8.717309	-30.39%	3,457	2001
	15.314929	12.522513	-18.23%	2,702	2000
	10.000000	15.314929	53.15%	48	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.179269	17.613940	16.04%	799	2007
	12.350255	15.179269	22.91%	822	2006
	11.107999	12.350255	11.18%	499	2005
	9.819250	11.107999	13.12%	508	2004
	8.022584	9.819250	22.40%	507	2003
	10.000000	8.022584	-19.77%	488	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.136715	12.057478	18.95%	0	2007
	10.660808	10.136715	-4.92%	0	2006
	10.614759	10.660808	0.43%	0	2005
	9.756701	10.614759	8.79%	0	2004
	7.946664	9.756701	22.78%	0	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.667321	15.540625	-6.76%	3,181	2007
	14.289251	16.667321	16.64%	3,482	2006
	13.839011	14.289251	3.25%	3,417	2005
	12.313381	13.839011	12.39%	3,387	2004
	9.713280	12.313381	26.77%	3,412	2003
	11.308628	9.713280	-14.11%	1,600	2002
	10.197744	11.308628	10.89%	1,958	2001
	8.780117	10.197744	16.15%	1,003	2000
	10.000000	8.780117	-12.20%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.517919	13.076201	37.39%	0	2007
	10.000000	9.517919	-4.82%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.584296	11.391105	7.62%	0	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	0	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.088561	11.411790	-5.60%	0	2007
	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	-29.86%	0	2001
	15.621586	12.448592	-20.31%	0	2000
	10.000000	15.621586	56.22%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.755997	14.618837	14.60%	0	2007
	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001
	14.650223	10.672586	-27.15%	0	2000
	10.000000	14.650223	46.50%	0	1999*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.599958	12.605814	0.05%	0	2007
	10.739166	12.599958	17.33%	0	2006
	10.101697	10.739166	6.31%	0	2005
	9.229428	10.101697	9.45%	0	2004
	7.501271	9.229428	23.04%	0	2003
	9.922893	7.501271	-24.40%	0	2002
	10.000956	9.922893	-0.78%	2,095	2001
	9.340613	10.000956	7.07%	2,016	2000
	10.000000	9.340613	-6.59%	0	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.598370	14.254844	-2.35%	91	2007
	12.979641	14.598370	12.47%	91	2006
	12.312807	12.979641	5.42%	0	2005
	10.276639	12.312807	19.81%	0	2004
	7.587564	10.276639	35.44%	0	2003
	10.000000	7.587564	-24.12%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.801519	8.265192	5.94%	1,477	2007
	7.267419	7.801519	7.35%	1,477	2006
	7.134773	7.267419	1.86%	1,477	2005
	6.833733	7.134773	4.41%	4,795	2004
	5.517158	6.833733	23.86%	6,203	2003
	7.899217	5.517158	-30.16%	6,732	2002
	10.380157	7.899217	-23.90%	8,290	2001
	11.868131	10.380157	-12.54%	7,175	2000
	10.000000	11.868131	18.68%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.169522	10.521014	3.46%	31,058	2007
	8.956764	10.169522	13.54%	32,485	2006
	8.702901	8.956764	2.92%	31,277	2005
	8.001922	8.702901	8.76%	34,636	2004
	6.341490	8.001922	26.18%	34,636	2003
	8.309551	6.341490	-23.68%	34,636	2002
	9.626823	8.309551	-13.68%	35,765	2001
	10.794215	9.626823	-10.81%	37,329	2000
	10.000000	10.794215	7.94%	2,845	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.489561	11.045665	5.30%	3,523	2007
	9.160955	10.489561	14.50%	3,523	2006
	8.928061	9.160955	2.61%	3,850	2005
	8.646151	8.928061	3.26%	3,850	2004
	7.258882	8.646151	19.11%	3,850	2003
	8.866534	7.258882	-18.13%	4,653	2002
	9.946799	8.866534	-10.86%	6,320	2001
	10.184154	9.946799	-2.33%	1,722	2000
	10.000000	10.184154	1.84%	0	1999*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.277768	9.952067	-3.17%	0	2007
	10.000000	10.277768	2.78%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.911892	13.374489	3.58%	18,029	2007
	12.610701	12.911892	2.39%	18,029	2006
	12.663894	12.610701	-0.42%	18,029	2005
	12.432845	12.663894	1.86%	18,029	2004
	12.086367	12.432845	2.87%	18,029	2003
	11.248475	12.086367	7.45%	483	2002
	10.594913	11.248475	6.17%	483	2001
	9.757496	10.594913	8.58%	483	2000
	10.000000	9.757496	-2.43%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.298951	16.515303	15.50%	12,955	2007
	13.034847	14.298951	9.70%	15,734	2006
	11.347721	13.034847	14.87%	15,665	2005
	10.008646	11.347721	13.38%	12,505	2004
	7.932488	10.008646	26.17%	11,890	2003
	8.909469	7.932488	-10.97%	7,221	2002
	10.343090	8.909469	-13.86%	9,373	2001
	11.278366	10.343090	-8.29%	6,573	2000
	10.000000	11.278366	12.78%	2,835	1999*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.977703	12.936709	-0.32%	706	2007
	10.993905	12.977703	18.04%	2,379	2006
	10.574610	10.993905	3.97%	4,537	2005
	9.658120	10.574610	9.49%	4,862	2004
	7.544918	9.658120	28.01%	6,376	2003
	9.247408	7.544918	-18.41%	16,043	2002
	9.912757	9.247408	-6.71%	14,839	2001
	9.309967	9.912757	6.47%	4,448	2000
	10.000000	9.309967	-6.90%	413	1999*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.707977	9.322042	20.94%	1,972	2007
	7.446189	7.707977	3.52%	4,607	2006
	6.957979	7.446189	7.02%	5,363	2005
	6.611555	6.957979	5.24%	5,338	2004
	5.187189	6.611555	27.46%	5,310	2003
	6.758171	5.187189	-23.25%	4,139	2002
	8.036133	6.758171	-15.90%	5,059	2001
	9.869824	8.036133	-18.58%	4,148	2000
	10.000000	9.869824	-1.30%	68	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.632044	10.764399	24.70%	11,204	2007
	8.227083	8.632044	4.92%	30,506	2006
	7.919648	8.227083	3.88%	30,903	2005
	7.801994	7.919648	1.51%	32,512	2004
	5.977313	7.801994	30.53%	33,317	2003
	8.711728	5.977313	-31.39%	35,056	2002
	10.773174	8.711728	-19.13%	33,524	2001
	12.322268	10.773174	-12.57%	7,582	2000
	10.000000	12.322268	23.22%	4,941	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	0	2006
	8.717634	8.786070	0.79%	0	2005
	8.101344	8.717634	7.61%	1,540	2004
	6.490761	8.101344	24.81%	1,540	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	1,821	2001
	9.672582	7.358723	-23.92%	2,708	2000
	10.000000	9.672582	-3.27%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.657751	10.916785	2.43%	4,983	2007
	10.394591	10.657751	2.53%	5,986	2006
	10.358379	10.394591	0.35%	1,685	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.830032	11.158385	13.51%	5,942	2007
	10.000000	9.830032	-1.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.392845	15.429063	15.20%	1,180	2007
	11.550783	13.392845	15.95%	3,190	2006
	9.876226	11.550783	16.96%	3,190	2005
	8.852908	9.876226	11.56%	4,451	2004
	6.288770	8.852908	40.77%	4,451	2003
	8.031546	6.288770	-21.70%	3,574	2002
	10.379362	8.031546	-22.62%	6,057	2001
	13.058898	10.379362	-20.52%	5,984	2000
	10.000000	13.058898	30.59%	254	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.416913	18.915891	15.22%	875	2007
	14.158574	16.416913	15.95%	958	2006
	12.110746	14.158574	16.91%	2,369	2005
	10.855078	12.110746	11.57%	2,013	2004
	7.708483	10.855078	40.82%	2,027	2003
	10.000000	7.708483	-22.92%	1,198	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.858647	15.422507	3.79%	1,460	2007
	13.007946	14.858647	14.23%	2,285	2006
	12.902636	13.007946	0.82%	1,340	2005
	11.515065	12.902636	12.05%	2,811	2004
	7.423709	11.515065	55.11%	0	2003
	10.000000	7.423709	-25.76%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.089575	11.309545	1.98%	0	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.002214	14.100585	0.70%	0	2007
	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.373693	11.245915	34.30%	3,248	2007
	7.806451	8.373693	7.27%	3,248	2006
	7.055157	7.806451	10.65%	3,248	2005
	6.083963	7.055157	15.96%	8,838	2004
	5.147573	6.083963	18.19%	10,631	2003
	6.228852	5.147573	-17.36%	11,874	2002
	8.107133	6.228852	-23.17%	14,083	2001
	10.000000	8.107133	-18.93%	12,764	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.834638	4.586938	19.62%	3,317	2007
	3.617587	3.834638	6.00%	3,317	2006
	3.298923	3.617587	9.66%	3,316	2005
	3.337081	3.298923	-1.14%	6,608	2004
	2.317610	3.337081	43.99%	6,608	2003
	3.991639	2.317610	-41.94%	6,608	2002
	6.479020	3.991639	-38.39%	8,141	2001
	10.000000	6.479020	-35.21%	8,141	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	0	2004
	7.073630	10.230953	44.64%	0	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.673495	17.393537	4.32%	0	2007
	15.312069	16.673495	8.89%	0	2006
	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.902589	16.235545	25.83%	2,784	2007
	8.951137	12.902589	44.14%	12,932	2006
	6.901163	8.951137	29.70%	12,932	2005
	5.915144	6.901163	16.67%	19,743	2004
	4.472745	5.915144	32.25%	19,743	2003
	6.128895	4.472745	-27.02%	22,397	2002
	8.143702	6.128895	-24.74%	23,807	2001
	10.000000	8.143702	-18.56%	11,406	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.297783	28.069600	25.89%	551	2007
	15.461983	22.297783	44.21%	551	2006
	11.913909	15.461983	29.78%	551	2005
	10.209599	11.913909	16.69%	551	2004
	7.719236	10.209599	32.26%	551	2003
	10.000000	7.719236	-22.81%	551	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.147803	12.822314	5.55%	0	2007
	10.899300	12.147803	11.45%	0	2006
	10.228883	10.899300	6.55%	0	2005
	8.984815	10.228883	13.85%	0	2004
	6.936818	8.984815	29.52%	0	2003
	9.594571	6.936818	-27.70%	0	2002
	9.910972	9.594571	-3.19%	0	2001
	9.968645	9.910972	-0.58%	0	2000
	10.000000	9.968645	-0.31%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.330606	10.480322	1.45%	0	2007
	10.000000	10.330606	3.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.962624	15.611490	20.43%	3,637	2007
	11.496834	12.962624	12.75%	14,388	2006
	10.282120	11.496834	11.81%	14,664	2005
	8.993282	10.282120	14.33%	16,650	2004
	7.143412	8.993282	25.90%	18,057	2003
	10.284686	7.143412	-30.54%	19,959	2002
	13.886316	10.284686	-25.94%	19,959	2001
	15.264119	13.886316	-9.03%	5,159	2000
	10.000000	15.264119	52.64%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.325981	14.321004	7.47%	0	2007
	12.077412	13.325981	10.34%	0	2006
	10.407471	12.077412	16.05%	0	2005
	8.898815	10.407471	16.95%	0	2004
	6.701201	8.898815	32.79%	0	2003
	8.986985	6.701201	-25.43%	0	2002
	9.409456	8.986985	-4.49%	0	2001
	9.504551	9.409456	-1.00%	0	2000
	10.000000	9.504551	-4.95%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.152648	10.283801	1.29%	0	2007
	10.000000	10.152648	1.53%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.247234	11.270518	9.99%	396	2007
	10.000000	10.247234	2.47%	396	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.910184	13.087309	1.37%	258	2007
	11.873788	12.910184	8.73%	258	2006
	11.797727	11.873788	0.64%	258	2005
	10.901080	11.797727	8.23%	258	2004
	9.069535	10.901080	20.19%	258	2003
	8.938092	9.069535	1.47%	258	2002
	8.725646	8.938092	2.43%	258	2001
	9.676620	8.725646	-9.83%	258	2000
	10.000000	9.676620	-3.23%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	0	2006
	10.000000	10.421681	4.22%	1,115	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	279	2001
	10.000000	8.676322	-13.24%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.280916	36.167634	43.06%	0	2007
	18.820135	25.280916	34.33%	0	2006
	14.431753	18.820135	30.41%	0	2005
	12.157699	14.431753	18.70%	0	2004
	7.485519	12.157699	62.42%	0	2003
	10.000000	7.485519	-25.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.441004	20.638821	18.34%	0	2007
	12.894331	17.441004	35.26%	0	2006
	12.318634	12.894331	4.67%	0	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.067387	15.081031	24.97%	0	2007
	9.232054	12.067387	30.71%	0	2006
	7.212356	9.232054	28.00%	0	2005
	6.425076	7.212356	12.25%	0	2004
	4.819298	6.425076	33.32%	0	2003
	6.459936	4.819298	-25.40%	0	2002
	9.211629	6.459936	-29.87%	0	2001
	10.000000	9.211629	-7.88%	0	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.373993	24.212910	24.98%	0	2007
	14.823511	19.373993	30.70%	0	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001
	11.182210	9.638561	-13.80%	1,156	2000
	10.000000	11.182210	11.82%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	754	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.466978	10.763950	2.84%	752	2007
	9.485599	10.466978	10.35%	752	2006
	9.409927	9.485599	0.80%	752	2005
	8.823429	9.409927	6.65%	752	2004
	7.580114	8.823429	16.40%	0	2003
	8.794081	7.580114	-13.80%	0	2002
	9.288391	8.794081	-5.32%	0	2001
	9.481422	9.288391	-2.04%	0	2000
	10.000000	9.481422	-5.19%	0	1999*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.792603	18.264167	-2.81%	0	2007
	15.885982	18.792603	18.30%	0	2006
	14.536085	15.885982	9.29%	0	2005
	12.208133	14.536085	19.07%	0	2004
	8.779218	12.208133	39.06%	0	2003
	10.000000	8.779218	-12.21%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.001762	13.694396	5.33%	19,152	2007
	12.798374	13.001762	1.59%	21,359	2006
	12.607632	12.798374	1.51%	21,287	2005
	12.420485	12.607632	1.51%	21,140	2004
	12.387519	12.420485	0.27%	22,533	2003
	11.354552	12.387519	9.10%	3,641	2002
	10.770572	11.354552	5.42%	4,758	2001
	9.735132	10.770572	10.64%	2,358	2000
	10.000000	9.735132	-2.65%	0	1999*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.259774	6.180327	17.50%	1,230	2007
	5.039656	5.259774	4.37%	1,259	2006
	4.813650	5.039656	4.70%	1,980	2005
	4.527588	4.813650	6.32%	1,922	2004
	3.469794	4.527588	30.49%	1,883	2003
	4.952256	3.469794	-29.94%	1,878	2002
	7.011148	4.952256	-29.37%	1,767	2001
	9.707627	7.011148	-27.78%	1,563	2000
	10.000000	9.707627	-2.92%	68	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.892895	14.348829	11.29%	0	2007
	12.770201	12.892895	0.96%	0	2006
	11.981156	12.770201	6.59%	0	2005
	11.301852	11.981156	6.01%	0	2004
	8.406045	11.301852	34.45%	0	2003
	10.000000	8.406045	-15.94%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	0	2004
	9.891153	10.491789	6.07%	0	2003
	10.000000	9.891153	-1.09%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	0	2004
	9.489589	10.606188	11.77%	0	2003
	10.000000	9.489589	-5.10%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.957311	13.456647	3.85%	0	2007
	11.836907	12.957311	9.47%	0	2006
	11.430176	11.836907	3.56%	0	2005
	10.615527	11.430176	7.67%	0	2004
	8.995312	10.615527	18.01%	0	2003
	10.000000	8.995312	-10.05%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	0	2006
	11.728326	12.344896	5.26%	0	2005
	10.643945	11.728326	10.19%	0	2004
	8.549857	10.643945	24.49%	0	2003
	10.000000	8.549857	-14.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.522502	15.124787	4.15%	0	2007
	12.640673	14.522502	14.89%	0	2006
	11.913697	12.640673	6.10%	0	2005
	10.628853	11.913697	12.09%	0	2004
	8.199498	10.628853	29.63%	0	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.414007	10.087247	7.15%	1,928	2007
	8.713100	9.414007	8.04%	1,928	2006
	8.076529	8.713100	7.88%	1,928	2005
	7.123587	8.076529	13.38%	1,928	2004
	5.171167	7.123587	37.76%	146	2003
	8.352516	5.171167	-38.09%	146	2002
	12.194050	8.352516	-31.50%	146	2001
	14.658438	12.194050	-16.81%	146	2000
	10.000000	14.658438	46.58%	0	1999*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.771190	19.845137	5.72%	1,872	2007
	17.376513	18.771190	8.03%	3,564	2006
	15.768301	17.376513	10.20%	4,372	2005
	13.860424	15.768301	13.76%	5,549	2004
	10.471383	13.860424	32.36%	5,554	2003
	12.577501	10.471383	-16.75%	4,195	2002
	12.965645	12.577501	-2.99%	4,198	2001
	9.676620	12.965645	13.26%	3,656	2000
	10.000000	11.447800	14.48%	0	1999*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.960502	11.289488	3.00%	4,701	2007
	10.666317	10.960502	2.76%	10,762	2006
	10.568302	10.666317	0.93%	11,696	2005
	10.664538	10.568302	-0.90%	11,696	2004
	10.781517	10.664538	-1.08%	14,510	2003
	10.836691	10.781517	-0.51%	45,596	2002
	10.641677	10.836691	1.83%	52,509	2001
	10.209430	10.641677	4.23%	6,060	2000
	10.000000	10.209430	2.09%	0	1999*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.611209	21.864487	1.17%	1,170	2007
	17.909961	21.611209	20.67%	1,672	2006
	16.258970	17.909961	10.15%	1,866	2005
	13.753445	16.258970	18.22%	881	2004
	10.000000	13.753445	37.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.228839	16.428033	7.87%	363	2007
	15.010175	15.228839	1.46%	386	2006
	14.126052	15.010175	6.26%	352	2005
	12.670461	14.126052	11.49%	1,071	2004
	9.599855	12.670461	31.99%	1,037	2003
	14.639366	9.599855	-34.42%	366	2002
	16.705019	14.639366	-12.37%	310	2001
	20.270503	16.705019	-17.59%	50	2000
	10.000000	20.270503	102.71%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.977837	21.943047	-8.49%	2,310	2007
	20.795111	23.977837	15.31%	2,688	2006
	20.523009	20.795111	1.33%	2,755	2005
	17.798875	20.523009	15.31%	3,511	2004
	11.543278	17.798875	54.19%	3,519	2003
	16.122666	11.543278	-28.40%	2,736	2002
	12.787277	16.122666	26.08%	2,327	2001
	11.697140	12.787277	9.32%	1,209	2000
	10.000000	11.697140	16.97%	0	1999*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.224214	22.310072	0.39%	734	2007
	20.178364	22.224214	10.14%	698	2006
	18.275241	20.178364	10.41%	2,101	2005
	15.619903	18.275241	17.00%	2,660	2004
	11.268207	15.619903	38.62%	3,101	2003
	13.866158	11.268207	-18.74%	3,458	2002
	15.121378	13.866158	-8.30%	3,468	2001
	14.124755	15.121378	7.06%	3,067	2000
	10.000000	14.124755	41.25%	237	1999*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.649866	11.324266	6.33%	222	2007
	9.534200	10.649866	11.70%	222	2006
	9.026851	9.534200	5.62%	222	2005
	8.367042	9.026851	7.89%	222	2004
	6.675091	8.367042	25.35%	1,772	2003
	8.216536	6.675091	-18.76%	1,772	2002
	9.480069	8.216536	-13.33%	4,587	2001
	9.851989	9.480069	-3.78%	4,658	2000
	10.000000	9.851989	-1.48%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.222071	17.787684	9.65%	0	2007
	14.210586	16.222071	14.15%	0	2006
	13.105683	14.210586	8.43%	1,050	2005
	11.225121	13.105683	16.75%	0	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.173035	3.745511	18.04%	0	2007
	2.903481	3.173035	9.28%	0	2006
	2.968897	2.903481	-2.20%	0	2005
	2.895359	2.968897	2.54%	0	2004
	1.897376	2.895359	52.60%	0	2003
	3.373545	1.897376	-43.76%	0	2002
	5.992673	3.373545	-43.71%	0	2001
	10.000000	5.992673	-40.07%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.869686	14.021887	18.13%	0	2007
	10.869772	11.869686	9.20%	0	2006
	11.114218	10.869772	-2.20%	0	2005
	10.842520	11.114218	2.51%	0	2004
	7.107282	10.842520	52.56%	0	2003
	10.000000	7.107282	-28.93%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.330093	16.041426	20.34%	0	2007
	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	0	2004
	7.459677	11.175255	49.81%	0	2003
	10.000000	7.459677	-25.40%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.485261	10.077576	-3.89%	2,604	2007
	9.202382	10.485261	13.94%	5,098	2006
	8.979694	9.202382	2.48%	2,968	2005
	7.774478	8.979694	15.50%	0	2004
	6.017346	7.774478	29.20%	0	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	0	2001
	10.778958	9.471062	-12.13%	50,057	2000
	10.000000	10.778958	7.79%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.256349	13.632414	2.84%	902	2007
	12.862646	13.256349	3.06%	810	2006
	12.805314	12.862646	0.45%	771	2005
	12.227805	12.805314	4.72%	698	2004
	11.094926	12.227805	10.21%	664	2003
	10.527978	11.094926	5.39%	611	2002
	10.280419	10.527978	2.41%	1,734	2001
	9.897603	10.280419	3.87%	0	2000
	10.000000	9.897603	-1.02%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.469371	12.868455	12.20%	3,632	2007
	10.808133	11.469371	6.12%	5,272	2006
	10.461119	10.808133	3.32%	5,467	2005
	9.951728	10.461119	5.12%	8,038	2004
	7.731297	9.951728	28.72%	8,726	2003
	10.753519	7.731297	-28.10%	14,118	2002
	12.514763	10.753519	-14.07%	14,695	2001
	12.759449	12.514763	-1.92%	5,542	2000
	10.000000	12.759449	27.59%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.621027	22.598324	4.52%	1,894	2007
	18.688207	21.621027	15.69%	2,652	2006
	16.626541	18.688207	12.40%	2,239	2005
	14.190099	16.626541	17.17%	1,496	2004
	10.000000	14.190099	41.90%	845	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.445762	14.051084	4.50%	0	2007
	11.621530	13.445762	15.70%	409	2006
	10.342152	11.621530	12.37%	468	2005
	8.829014	10.342152	17.14%	468	2004
	6.279861	8.829014	40.59%	468	2003
	8.204726	6.279861	-23.46%	2,505	2002
	9.489961	8.204726	-13.54%	2,435	2001
	10.000000	9.489961	-5.10%	400	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.763720	11.047780	2.64%	2,545	2007
	9.519072	10.763720	13.08%	2,545	2006
	9.137147	9.519072	4.18%	2,545	2005
	8.491851	9.137147	7.60%	2,545	2004
	6.817103	8.491851	24.57%	4,066	2003
	8.540552	6.817103	-20.18%	8,512	2002
	9.671852	8.540552	-11.70%	9,132	2001
	10.784586	9.671852	-10.32%	5,708	2000
	10.000000	10.784586	7.85%	2,487	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.923544	11.416738	4.51%	4,266	2007
	10.792970	10.923544	1.21%	4,266	2006
	9.774156	10.792970	10.42%	4,540	2005
	8.301377	9.774156	17.74%	4,754	2004
	6.724059	8.301377	23.46%	5,083	2003
	9.473229	6.724059	-29.02%	6,503	2002
	14.023027	9.473229	-32.45%	6,503	2001
	16.070617	14.023027	-12.74%	1,770	2000
	10.000000	16.070617	60.71%	0	1999*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.522524	11.634404	10.57%	0	2007
	10.000000	10.522524	5.23%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.224316	10.574925	3.43%	0	2007
	10.000000	10.224316	2.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	0	2003
	13.285149	14.263644	7.37%	0	2002
	12.276257	13.285149	8.22%	0	2001
	11.210825	12.276257	9.50%	0	2000
	10.000000	11.210825	12.11%	0	1999*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.353187	10.071413	20.57%	0	2007
	7.776058	8.353187	7.42%	2,181	2006
	6.728088	7.776058	15.58%	2,131	2005
	5.628773	6.728088	19.53%	2,131	2004
	4.039063	5.628773	39.36%	2,131	2003
	5.968779	4.039063	-32.33%	1,227	2002
	8.591151	5.968779	-30.52%	1,227	2001
	10.000000	8.591151	-14.09%	398	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.811561	27.560124	-18.49%	0	2007
	24.915071	33.811561	35.71%	538	2006
	21.652466	24.915071	15.07%	948	2005
	16.149186	21.652466	34.08%	538	2004
	11.946728	16.149186	35.18%	538	2003
	12.249784	11.946728	-2.47%	0	2002
	11.346213	12.249784	7.96%	0	2001
	10.000000	11.346213	3.82%	0	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001
	15.596564	8.913211	-42.85%	0	2000
	10.000000	15.596564	55.97%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.703760	32.431172	42.84%	0	2007
	18.544874	22.703760	22.43%	0	2006
	12.442137	18.544874	49.05%	0	2005
	10.000000	12.442137	24.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	0	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001
	9.987144	10.937759	9.52%	0	2000
	10.000000	9.987144	-0.13%	0	1999*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.366387	13.364723	8.07%	0	2007
	11.065737	12.366387	11.75%	0	2006
	10.351193	11.065737	6.90%	0	2005
	9.602053	10.351193	7.80%	0	2004
	7.237144	9.602053	32.68%	0	2003
	9.617102	7.237144	-24.75%	0	2002
	9.753435	9.617102	-1.40%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.175345	12.761065	4.81%	84	2007
	11.036738	12.175345	10.32%	84	2006
	10.406493	11.036738	6.06%	84	2005
	8.954792	10.406493	16.21%	84	2004
	6.648942	8.954792	34.68%	84	2003
	9.242958	6.648942	-28.06%	84	2002
	9.765480	9.242958	-5.35%	84	2001
	10.000000	9.765480	-2.35%	0	2000*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.400389	12.348344	-0.42%	0	2007
	11.174525	12.400389	10.97%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.384294	11.176437	-1.83%	27,527	2007
	9.895561	11.384294	15.04%	28,109	2006
	9.625539	9.895561	2.81%	28,696	2005
	8.670410	9.625539	11.02%	28,823	2004
	6.822181	8.670410	27.09%	30,511	2003
	8.612091	6.822181	-20.78%	18,887	2002
	9.565494	8.612091	-9.97%	3,818	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.859855	14.914874	15.98%	0	2007
	10.468429	12.859855	22.84%	0	2006
	9.407439	10.468429	11.28%	0	2005
	8.331561	9.407439	12.91%	0	2004
	6.810559	8.331561	22.33%	0	2003
	8.705508	6.810559	-21.77%	0	2002
	12.511970	8.705508	-30.42%	1,242	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.143308	17.563231	15.98%	5,661	2007
	12.327246	15.143308	22.84%	6,085	2006
	11.092933	12.327246	11.13%	7,093	2005
	9.810925	11.092933	13.07%	6,733	2004
	8.019853	9.810925	22.33%	7,195	2003
	10.000000	8.019853	-19.80%	5,000	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.023713	10.580065	-4.02%	0	2007
	10.000000	11.023713	10.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.112678	12.022733	18.89%	1,647	2007
	10.640922	10.112678	-4.96%	1,647	2006
	10.600340	10.640922	0.38%	1,800	2005
	9.748406	10.600340	8.74%	1,800	2004
	7.943949	9.748406	22.71%	2,252	2003
	10.000000	7.943949	-20.56%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.602508	15.472277	-6.81%	11,486	2007
	14.240913	16.602508	16.58%	13,019	2006
	13.799188	14.240913	3.20%	16,297	2005
	12.284189	13.799188	12.33%	17,510	2004
	9.695180	12.284189	26.70%	17,800	2003
	11.293308	9.695180	-14.15%	16,698	2002
	10.189139	11.293308	10.84%	1,330	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.514717	13.065128	37.31%	966	2007
	10.000000	9.514717	-4.85%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.564578	11.364069	7.57%	0	2007
	10.584226	10.564578	-0.19%	0	2006
	10.606483	10.584226	-0.21%	0	2005
	10.202557	10.606483	3.96%	9,569	2004
	10.000000	10.202557	2.03%	2,837	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	12.041572	11.361611	-5.65%	0	2007
	10.825953	12.041572	11.23%	0	2006
	9.486631	10.825953	14.12%	0	2005
	8.183411	9.486631	15.93%	0	2004
	5.640729	8.183411	45.08%	0	2003
	8.719797	5.640729	-35.31%	0	2002
	12.438107	8.719797	-29.89%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.706402	14.554564	14.55%	0	2007
	10.899016	12.706402	16.58%	0	2006
	9.445370	10.899016	15.39%	0	2005
	8.378380	9.445370	12.74%	0	2004
	6.407248	8.378380	30.76%	0	2003
	8.142192	6.407248	-21.31%	0	2002
	10.663588	8.142192	-23.64%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.550947	12.550346	0.00%	0	2007
	10.702812	12.550947	17.27%	0	2006
	10.072607	10.702812	6.26%	0	2005
	9.207534	10.072607	9.40%	0	2004
	7.487286	9.207534	22.98%	0	2003
	9.909449	7.487286	-24.44%	0	2002
	9.992513	9.909449	-0.83%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.563792	14.213808	-2.40%	504	2007
	12.955471	14.563792	12.41%	504	2006
	12.296116	12.955471	5.36%	504	2005
	10.267923	12.296116	19.75%	504	2004
	7.584974	10.267923	35.37%	504	2003
	10.000000	7.584974	-24.15%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.771180	8.228838	5.89%	0	2007
	7.242824	7.771180	7.29%	0	2006
	7.114235	7.242824	1.81%	0	2005
	6.817526	7.114235	4.35%	0	2004
	5.506865	6.817526	23.80%	0	2003
	7.888512	5.506865	-30.19%	0	2002
	10.371408	7.888512	-23.94%	2,566	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.129984	10.474745	3.40%	13,831	2007
	8.926469	10.129984	13.48%	16,633	2006
	8.677868	8.926469	2.86%	19,539	2005
	7.982961	8.677868	8.70%	21,928	2004
	6.329672	7.982961	26.12%	42,599	2003
	8.298290	6.329672	-23.72%	42,424	2002
	9.618706	8.298290	-13.73%	12,385	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.448742	10.997056	5.25%	7,176	2007
	9.129937	10.448742	14.44%	7,413	2006
	8.902348	9.129937	2.56%	10,084	2005
	8.625637	8.902348	3.21%	7,607	2004
	7.245341	8.625637	19.05%	7,656	2003
	8.854519	7.245341	-18.17%	4,698	2002
	9.938414	8.854519	-10.91%	3,889	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.274298	9.943626	-3.22%	0	2007
	10.000000	10.274298	2.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.861674	13.315654	3.53%	38,213	2007
	12.568036	12.861674	2.34%	32,274	2006
	12.627451	12.568036	-0.47%	34,151	2005
	12.403369	12.627451	1.81%	34,104	2004
	12.063856	12.403369	2.81%	37,934	2003
	11.233244	12.063856	7.39%	34,740	2002
	10.585977	11.233244	6.11%	2,450	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.243362	16.442690	15.44%	27,278	2007
	12.990759	14.243362	9.64%	27,696	2006
	11.315079	12.990759	14.81%	27,894	2005
	9.984934	11.315079	13.32%	29,012	2004
	7.917710	9.984934	26.11%	19,243	2003
	8.897411	7.917710	-11.01%	14,568	2002
	10.334368	8.897411	-13.90%	2,390	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.348281	13.375568	43.08%	0	2007
	10.000000	9.348281	-6.52%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.927267	12.879844	-0.37%	38,353	2007
	10.956738	12.927267	17.98%	38,413	2006
	10.544204	10.956738	3.91%	42,294	2005
	9.635243	10.544204	9.43%	45,215	2004
	7.530864	9.635243	27.94%	45,506	2003
	9.234883	7.530864	-18.45%	26,540	2002
	9.904395	9.234883	-6.76%	5,272	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.678015	9.281055	20.88%	0	2007
	7.421012	7.678015	3.46%	0	2006
	6.937965	7.421012	6.96%	0	2005
	6.595891	6.937965	5.19%	0	2004
	5.177522	6.595891	27.39%	0	2003
	6.749005	5.177522	-23.28%	0	2002
	8.029346	6.749005	-15.95%	3,148	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.598464	10.717047	24.64%	12,033	2007
	8.199242	8.598464	4.87%	12,718	2006
	7.896862	8.199242	3.83%	14,133	2005
	7.783505	7.896862	1.46%	13,908	2004
	5.966173	7.783505	30.46%	14,101	2003
	8.699922	5.966173	-31.42%	12,066	2002
	10.764092	8.699922	-19.18%	4,472	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.637906	10.890884	2.38%	4,972	2007
	10.380507	10.637906	2.48%	6,034	2006
	10.349600	10.380507	0.30%	4,918	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.565232	9.646583	0.85%	23,887	2007
	8.756341	9.565232	9.24%	28,277	2006
	8.692546	8.756341	0.73%	30,292	2005
	8.082144	8.692546	7.55%	25,982	2004
	6.478666	8.082144	24.75%	34,587	2003
	6.363800	6.478666	1.80%	24,618	2002
	7.352510	6.363800	-13.45%	1,298	2001*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.826712	11.148913	13.46%	666	2007
	10.000000	9.826712	-1.73%	1,167	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.340733	15.361166	15.14%	787	2007
	11.511681	13.340733	15.89%	821	2006
	9.847782	11.511681	16.90%	847	2005
	8.831911	9.847782	11.50%	847	2004
	6.277043	8.831911	40.70%	847	2003
	8.020658	6.277043	-21.74%	847	2002
	10.370604	8.020658	-22.66%	637	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.378046	18.861459	15.16%	1,941	2007
	14.132218	16.378046	15.89%	1,495	2006
	12.094330	14.132218	16.85%	1,595	2005
	10.845870	12.094330	11.51%	118	2004
	7.705852	10.845870	40.75%	118	2003
	10.000000	7.705852	-22.94%	1,065	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.823438	15.378089	3.74%	5,050	2007
	12.983709	14.823438	14.17%	5,050	2006
	12.885137	12.983709	0.77%	6,030	2005
	11.505305	12.885137	11.99%	5,478	2004
	7.421189	11.505305	55.03%	6,747	2003
	10.000000	7.421189	-25.79%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.085844	11.299943	1.93%	0	2007
	10.000000	11.085844	10.86%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.126467	9.711503	-4.10%	215	2007
	10.000000	10.126467	1.26%	377	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.825066	12.277282	13.42%	333	2007
	10.000000	10.825066	8.25%	733	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.418235	11.364157	9.08%	0	2007
	10.000000	10.418235	4.18%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.983325	14.074347	0.65%	0	2007
	12.180456	13.983325	14.80%	0	2006
	11.351056	12.180456	7.31%	1,595	2005
	10.000000	11.351056	13.51%	501	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.344255	11.200658	34.23%	5,915	2007
	7.782962	8.344255	7.21%	5,915	2006
	7.037497	7.782962	10.59%	7,411	2005
	6.071817	7.037497	15.90%	7,411	2004
	5.139904	6.071817	18.13%	7,411	2003
	6.222739	5.139904	-17.40%	8,152	2002
	8.103330	6.222739	-23.21%	438	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.821146	4.568463	19.56%	0	2007
	3.606695	3.821146	5.95%	0	2006
	3.290663	3.606695	9.60%	0	2005
	3.330422	3.290663	-1.19%	0	2004
	2.314154	3.330422	43.92%	0	2003
	3.987735	2.314154	-41.97%	0	2002
	6.475985	3.987735	-38.42%	1,071	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.748520	14.052708	19.61%	384	2007
	11.077674	11.748520	6.06%	416	2006
	10.127278	11.077674	9.38%	404	2005
	10.222274	10.127278	-0.93%	0	2004
	7.071217	10.222274	44.56%	434	2003
	10.000000	7.071217	-29.29%	444	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.642472	17.352307	4.27%	0	2007
	15.291335	16.642472	8.84%	0	2006
	14.031702	15.291335	8.98%	0	2005
	12.158184	14.031702	15.41%	4,766	2004
	10.000000	12.158184	21.58%	5,085	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.857245	16.170208	25.77%	839	2007
	8.924201	12.857245	44.07%	2,805	2006
	6.883881	8.924201	29.64%	2,993	2005
	5.903326	6.883881	16.61%	3,162	2004
	4.466078	5.903326	32.18%	3,330	2003
	6.122880	4.466078	-27.06%	3,501	2002
	8.139885	6.122880	-24.78%	3,628	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.244956	27.988777	25.82%	9,268	2007
	15.433172	22.244956	44.14%	9,362	2006
	11.897749	15.433172	29.72%	9,362	2005
	10.200936	11.897749	16.63%	9,594	2004
	7.716615	10.200936	32.19%	9,594	2003
	10.000000	7.716615	-22.83%	6,050	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.085950	10.381283	2.93%	3,562	2007
	9.851160	10.085950	2.38%	4,207	2006
	9.883486	9.851160	-0.33%	3,687	2005
	9.981747	9.883486	-0.98%	5,222	2004
	10.000000	9.981747	-0.18%	3,840	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.215319	15.025703	5.70%	1,019	2007
	12.005873	14.215319	18.40%	827	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.100559	12.765918	5.50%	11,254	2007
	10.862416	12.100559	11.40%	12,182	2006
	10.199446	10.862416	6.50%	12,349	2005
	8.963520	10.199446	13.79%	12,539	2004
	6.923899	8.963520	29.46%	12,380	2003
	9.581590	6.923899	-27.74%	12,608	2002
	9.902625	9.581590	-3.24%	754	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.327115	10.471423	1.40%	0	2007
	10.000000	10.327115	3.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.912228	15.542840	20.37%	3,729	2007
	11.457938	12.912228	12.69%	2,504	2006
	10.252528	11.457938	11.76%	2,591	2005
	8.971959	10.252528	14.27%	18,316	2004
	7.130099	8.971959	25.83%	17,326	2003
	10.270734	7.130099	-30.58%	17,326	2002
	13.874614	10.270734	-25.97%	16,026	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.274108	14.257948	7.41%	494	2007
	12.036504	13.274108	10.28%	2,121	2006
	10.377476	12.036504	15.99%	2,185	2005
	8.877691	10.377476	16.89%	2,257	2004
	6.688692	8.877691	32.73%	1,778	2003
	8.974779	6.688692	-25.47%	5,491	2002
	9.401502	8.974779	-4.54%	0	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.149218	10.275065	1.24%	0	2007
	10.000000	10.149218	1.49%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.434128	10.880072	4.27%	1,504	2007
	10.000000	10.434128	4.34%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.416259	10.538162	1.17%	724	2007
	10.000000	10.416259	4.16%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.715931	12.039659	12.35%	957	2007
	10.000000	10.715931	7.16%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.243775	11.260943	9.93%	1,140	2007
	10.000000	10.243775	2.44%	1,126	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.859947	13.029721	1.32%	11,064	2007
	11.833579	12.859947	8.67%	11,191	2006
	11.763752	11.833579	0.59%	11,253	2005
	10.875215	11.763752	8.17%	11,253	2004
	9.052629	10.875215	20.13%	12,870	2003
	8.925976	9.052629	1.42%	9,184	2002
	8.718281	8.925976	2.38%	0	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.321282	11.474465	1.35%	838	2007
	10.418162	11.321282	8.67%	346	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	0	2006
	12.964022	16.895288	30.32%	0	2005
	10.927986	12.964022	18.63%	0	2004
	6.729993	10.927986	62.38%	0	2003
	8.080662	6.729993	-16.71%	0	2002
	8.675258	8.080662	-6.85%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.221040	36.063538	42.99%	11,092	2007
	18.785091	25.221040	34.26%	11,092	2006
	14.412181	18.785091	30.34%	11,092	2005
	12.147387	14.412181	18.64%	445	2004
	7.482965	12.147387	62.33%	445	2003
	10.000000	7.482965	-25.17%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.397365	20.576666	18.27%	743	2007
	12.868594	17.397365	35.19%	743	2006
	12.300281	12.868594	4.62%	743	2005
	9.634075	12.300281	27.67%	0	2004
	7.896831	9.634075	22.00%	0	2003
	10.000000	7.896831	-21.03%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.029127	15.025539	24.91%	0	2007
	9.207449	12.029127	30.65%	0	2006
	7.196780	9.207449	27.94%	0	2005
	6.414454	7.196780	12.20%	0	2004
	4.813780	6.414454	33.25%	0	2003
	6.455831	4.813780	-25.44%	0	2002
	9.210500	6.455831	-29.91%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.328046	24.143154	24.91%	0	2007
	14.795862	19.328046	30.63%	0	2006
	11.567943	14.795862	27.90%	0	2005
	10.296163	11.567943	12.35%	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.405355	14.612314	17.79%	0	2007
	10.029801	12.405355	23.68%	0	2006
	8.553766	10.029801	17.26%	0	2005
	7.526929	8.553766	13.64%	0	2004
	5.630524	7.526929	33.68%	0	2003
	7.681183	5.630524	-26.70%	0	2002
	9.630431	7.681183	-20.24%	0	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.279518	26.252372	17.83%	0	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.426286	10.716618	2.78%	13,527	2007
	9.453512	10.426286	10.29%	13,630	2006
	9.382852	9.453512	0.75%	13,925	2005
	8.802504	9.382852	6.59%	14,058	2004
	7.565979	8.802504	16.34%	12,169	2003
	8.782156	7.565979	-13.85%	12,353	2002
	9.280546	8.782156	-5.37%	824	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.745536	18.209117	-2.86%	431	2007
	15.854233	18.745536	18.24%	431	2006
	14.514390	15.854233	9.23%	431	2005
	12.196111	14.514390	19.01%	431	2004
	8.775030	12.196111	38.99%	431	2003
	10.000000	8.775030	-12.25%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.951217	13.634178	5.27%	12,712	2007
	12.755077	12.951217	1.54%	13,914	2006
	12.571358	12.755077	1.46%	20,486	2005
	12.391049	12.571358	1.46%	20,807	2004
	12.364450	12.391049	0.22%	21,881	2003
	11.339175	12.364450	9.04%	26,126	2002
	10.761486	11.339175	5.37%	571	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.239327	6.153148	17.44%	3,193	2007
	5.022615	5.239327	4.31%	3,275	2006
	4.799798	5.022615	4.64%	3,515	2005
	4.516845	4.799798	6.26%	3,603	2004
	3.463330	4.516845	30.42%	3,753	2003
	4.945547	3.463330	-29.97%	3,086	2002
	7.005239	4.945547	-29.40%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.860604	14.305565	11.24%	4,171	2007
	12.744678	12.860604	0.91%	4,171	2006
	11.963284	12.744678	6.53%	4,171	2005
	11.290741	11.963284	5.96%	10,055	2004
	8.402053	11.290741	34.38%	9,735	2003
	10.000000	8.402053	-15.98%	6,110	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.430348	11.833511	3.53%	0	2007
	10.957934	11.430348	4.31%	0	2006
	10.795581	10.957934	1.50%	7,004	2005
	10.499391	10.795581	2.82%	79,660	2004
	9.903364	10.499391	6.02%	98,513	2003
	10.039249	9.903364	-1.35%	50,900	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.185802	12.672875	4.00%	3,410	2007
	11.438776	12.185802	6.53%	3,410	2006
	11.142118	11.438776	2.66%	3,410	2005
	10.582927	11.142118	5.28%	116,353	2004
	9.473594	10.582927	11.71%	124,117	2003
	10.060109	9.473594	-5.83%	33,697	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.856442	13.345056	3.80%	1,720	2007
	11.750727	12.856442	9.41%	1,720	2006
	11.352722	11.750727	3.51%	1,720	2005
	10.548952	11.352722	7.62%	258,522	2004
	8.943444	10.548952	17.95%	192,867	2003
	10.069222	8.943444	-11.18%	112,262	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.761730	14.351116	4.28%	51,406	2007
	12.228101	13.761730	12.54%	51,406	2006
	11.623257	12.228101	5.20%	55,730	2005
	10.553956	11.623257	10.13%	139,526	2004
	8.481877	10.553956	24.43%	156,546	2003
	10.107544	8.481877	-16.08%	37,215	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.318370	14.904562	4.09%	0	2007
	12.469319	14.318370	14.83%	0	2006
	11.758161	12.469319	6.05%	0	2005
	10.495425	11.758161	12.03%	30,945	2004
	8.100685	10.495425	29.56%	30,045	2003
	10.116319	8.100685	-19.92%	3,279	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.377397	10.042883	7.10%	2,423	2007
	8.683629	9.377397	7.99%	2,541	2006
	8.053285	8.683629	7.83%	2,541	2005
	7.106690	8.053285	13.32%	2,831	2004
	5.161519	7.106690	37.69%	2,520	2003
	8.341195	5.161519	-38.12%	1,772	2002
	12.183768	8.341195	-31.54%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.698187	19.757849	5.67%	3,826	2007
	17.317725	18.698187	7.97%	3,908	2006
	15.722921	17.317725	10.14%	3,650	2005
	13.827559	15.722921	13.71%	3,756	2004
	10.451848	13.827559	32.30%	3,761	2003
	12.560435	10.451848	-16.79%	2,860	2002
	12.954698	12.560435	-3.04%	388	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.917831	11.239786	2.95%	16,185	2007
	10.630182	10.917831	2.71%	17,261	2006
	10.537846	10.630182	0.88%	18,858	2005
	10.639218	10.537846	-0.95%	60,520	2004
	10.761392	10.639218	-1.14%	78,913	2003
	10.821968	10.761392	-0.56%	49,427	2002
	10.632658	10.821968	1.78%	0	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.571002	21.812634	1.12%	945	2007
	17.885709	21.571002	20.60%	1,025	2006
	16.245203	17.885709	10.10%	1,099	2005
	13.748783	16.245203	18.16%	353	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.169611	16.355772	7.82%	663	2007
	14.959391	15.169611	1.41%	667	2006
	14.085392	14.959391	6.21%	660	2005
	12.640410	14.085392	11.43%	670	2004
	9.581953	12.640410	31.92%	663	2003
	14.619524	9.581953	-34.46%	275	2002
	16.690944	14.619524	-12.41%	69	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.884569	21.846505	-8.53%	10,342	2007
	20.724738	23.884569	15.25%	11,013	2006
	20.463931	20.724738	1.27%	11,591	2005
	17.756675	20.463931	15.25%	11,210	2004
	11.521769	17.756675	54.11%	12,072	2003
	16.100836	11.521769	-28.44%	8,395	2002
	12.776504	16.100836	26.02%	535	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.137835	22.211989	0.33%	9,451	2007
	20.110129	22.137835	10.08%	10,476	2006
	18.222675	20.110129	10.36%	12,028	2005
	15.582883	18.222675	16.94%	12,974	2004
	11.247212	15.582883	38.55%	13,061	2003
	13.847390	11.247212	-18.78%	12,826	2002
	15.108647	13.847390	-8.35%	6,768	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.608433	11.274443	6.28%	15,238	2007
	9.501937	10.608433	11.64%	15,296	2006
	9.000863	9.501937	5.57%	15,467	2005
	8.347189	9.000863	7.83%	17,398	2004
	6.662646	8.347189	25.28%	17,504	2003
	8.205402	6.662646	-18.80%	9,373	2002
	9.472081	8.205402	-13.37%	0	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.181468	17.734093	9.60%	191	2007
	14.182210	16.181468	14.10%	191	2006
	13.086147	14.182210	8.38%	191	2005
	11.214093	13.086147	16.69%	191	2004
	9.087697	11.214093	23.40%	0	2003
	10.000000	9.087697	-9.12%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.162948	3.731682	17.98%	1,366	2007
	2.895715	3.162948	9.23%	1,446	2006
	2.962458	2.895715	-2.25%	1,508	2005
	2.890558	2.962458	2.49%	1,508	2004
	1.895195	2.890558	52.52%	1,508	2003
	3.371381	1.895195	-43.79%	1,508	2002
	5.991934	3.371381	-43.73%	1,508	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.841558	13.981504	18.07%	442	2007
	10.849518	11.841558	9.14%	442	2006
	11.099137	10.849518	-2.25%	442	2005
	10.833329	11.099137	2.45%	442	2004
	7.104858	10.833329	52.48%	442	2003
	10.000000	7.104858	-28.95%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.296735	15.993088	20.28%	2,372	2007
	13.572003	13.296735	-2.03%	2,077	2006
	12.334128	13.572003	10.04%	1,929	2005
	11.164275	12.334128	10.48%	9,942	2004
	7.456128	11.164275	49.73%	10,031	2003
	10.000000	7.456128	-25.44%	4,273	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.444491	10.033256	-3.94%	13,774	2007
	9.171245	10.444491	13.88%	16,322	2006
	8.953856	9.171245	2.43%	16,957	2005
	7.756043	8.953856	15.44%	14,050	2004
	6.006135	7.756043	29.14%	13,286	2003
	8.166647	6.006135	-26.46%	6,899	2002
	9.463069	8.166647	-13.70%	0	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.204800	13.572447	2.78%	8,559	2007
	12.819122	13.204800	3.01%	8,556	2006
	12.768454	12.819122	0.40%	9,410	2005
	12.198805	12.768454	4.67%	20,361	2004
	11.074251	12.198805	10.15%	20,325	2003
	10.513712	11.074251	5.33%	10,063	2002
	10.271747	10.513712	2.36%	977	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.424764	12.811846	12.14%	22,584	2007
	10.771549	11.424764	6.06%	24,324	2006
	10.431004	10.771549	3.26%	24,550	2005
	9.928130	10.431004	5.07%	44,391	2004
	7.716890	9.928130	28.65%	45,185	2003
	10.738951	7.716890	-28.14%	40,498	2002
	12.504224	10.738951	-14.12%	26,096	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.580799	22.544746	4.47%	2,057	2007
	18.662895	21.580799	15.63%	2,624	2006
	16.612442	18.662895	12.34%	2,798	2005
	14.185285	16.612442	17.11%	38,230	2004
	10.000000	14.185285	41.85%	32,965	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.400279	13.996399	4.45%	17,575	2007
	11.588105	13.400279	15.64%	18,010	2006
	10.317629	11.588105	12.31%	18,108	2005
	8.812554	10.317629	17.08%	22,697	2004
	6.271334	8.812554	40.52%	22,866	2003
	8.197763	6.271334	-23.50%	22,506	2002
	9.486763	8.197763	-13.59%	4,964	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.721832	10.999158	2.59%	28,004	2007
	9.486847	10.721832	13.02%	31,707	2006
	9.110826	9.486847	4.13%	35,217	2005
	8.471704	9.110826	7.54%	35,583	2004
	6.804394	8.471704	24.50%	48,018	2003
	8.528973	6.804394	-20.22%	37,815	2002
	9.663699	8.528973	-11.74%	12,091	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.977364	9.683209	-2.95%	0	2007
	10.000000	9.977364	-0.23%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.881080	11.366549	4.46%	220	2007
	10.756467	10.881080	1.16%	220	2006
	9.746041	10.756467	10.37%	213	2005
	8.281709	9.746041	17.68%	233	2004
	6.711524	8.281709	23.40%	226	2003
	9.460391	6.711524	-29.06%	240	2002
	14.011209	9.460391	-32.48%	1,113	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.518967	11.624520	10.51%	0	2007
	10.000000	10.518967	5.19%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.964890	11.098330	1.22%	961	2007
	10.000000	10.964890	9.65%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.220826	10.565907	3.38%	0	2007
	10.000000	10.220826	2.21%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.378444	10.751862	3.60%	0	2007
	10.000000	10.378444	3.78%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.224597	24.306399	4.66%	0	2007
	21.331723	23.224597	8.87%	0	2006
	19.341108	21.331723	10.29%	0	2005
	17.885882	19.341108	8.14%	0	2004
	14.237119	17.885882	25.63%	82	2003
	13.267178	14.237119	7.31%	83	2002
	12.265925	13.267178	8.16%	0	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.324861	10.032131	20.51%	40,114	2007
	7.753632	8.324861	7.37%	40,355	2006
	6.712088	7.753632	15.52%	40,570	2005
	5.618247	6.712088	19.47%	27,425	2004
	4.033575	5.618247	39.29%	25,610	2003
	5.963710	4.033575	-32.36%	25,170	2002
	8.588260	5.963710	-30.56%	2,327	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.680183	27.438986	-18.53%	7,849	2007
	24.830839	33.680183	35.64%	8,105	2006
	21.590209	24.830839	15.01%	9,072	2005
	16.110938	21.590209	34.01%	44,246	2004
	11.924489	16.110938	35.11%	24,786	2003
	12.233204	11.924489	-2.52%	11,637	2002
	11.336655	12.233204	7.91%	535	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.346891	30.201220	35.15%	11,984	2007
	16.299663	22.346891	37.10%	11,984	2006
	12.580370	16.299663	29.56%	11,984	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	27.296134	36.903113	35.20%	0	2007
	19.915683	27.296134	37.06%	0	2006
	15.355819	19.915683	29.69%	0	2005
	12.414897	15.355819	23.69%	0	2004
	8.194950	12.414897	51.49%	0	2003
	8.590347	8.194950	-4.60%	0	2002
	8.905697	8.590347	-3.54%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.673126	32.370850	42.77%	0	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	0	2005
	10.000000	12.437953	24.38%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	0	2004
	9.178700	13.057130	42.25%	0	2003
	9.614735	9.178700	-4.54%	0	2002
	10.928549	9.614735	-12.02%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.464193	13.463535	8.02%	0	2007
	11.158924	12.464193	11.70%	0	2006
	10.443650	11.158924	6.85%	0	2005
	9.692761	10.443650	7.75%	0	2004
	7.309233	9.692761	32.61%	0	2003
	9.717850	7.309233	-24.79%	0	2002
	9.860649	9.717850	-1.45%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.134131	12.711362	4.76%	19,025	2007
	11.004979	12.134131	10.26%	20,971	2006
	10.381815	11.004979	6.00%	26,356	2005
	8.938102	10.381815	16.15%	29,298	2004
	6.639915	8.938102	34.61%	28,964	2003
	9.235111	6.639915	-28.10%	27,162	2002
	9.762197	9.235111	-5.40%	3,879	2001*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.370978	12.312751	-0.47%	0	2007
	11.153673	12.370978	10.91%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.339995	11.127253	-1.88%	64,884	2007
	9.862054	11.339995	14.99%	73,517	2006
	9.597814	9.862054	2.75%	88,825	2005
	8.649846	9.597814	10.96%	104,791	2004
	6.809455	8.649846	27.03%	100,922	2003
	8.600411	6.809455	-20.82%	106,076	2002
	9.557420	8.600411	-10.01%	18,137	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.809845	14.849269	15.92%	7,422	2007
	10.433011	12.809845	22.78%	8,592	2006
	9.380363	10.433011	11.22%	10,543	2005
	8.311801	9.380363	12.86%	11,268	2004
	6.797862	8.311801	22.27%	11,533	2003
	8.693698	6.797862	-21.81%	12,531	2002
	12.501416	8.693698	-30.46%	10,067	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.107442	17.512678	15.92%	14,402	2007
	12.304287	15.107442	22.78%	19,259	2006
	11.077877	12.304287	11.07%	23,590	2005
	9.802600	11.077877	13.01%	20,798	2004
	8.017119	9.802600	22.27%	21,056	2003
	10.000000	8.017119	-19.83%	23,727	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.019999	10.571090	-4.07%	0	2007
	10.000000	11.019999	10.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.088716	11.988104	18.83%	395	2007
	10.621109	10.088716	-5.01%	360	2006
	10.585962	10.621109	0.33%	824	2005
	9.740138	10.585962	8.68%	1,981	2004
	7.941242	9.740138	22.65%	1,486	2003
	10.000000	7.941242	-20.59%	7,067	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.537923	15.404195	-6.86%	55,954	2007
	14.192711	16.537923	16.52%	71,599	2006
	13.759467	14.192711	3.15%	72,909	2005
	12.255061	13.759467	12.28%	88,013	2004
	9.677116	12.255061	26.64%	89,600	2003
	11.278022	9.677116	-14.19%	92,354	2002
	10.180559	11.278022	10.78%	18,972	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.511502	13.054036	37.24%	0	2007
	10.000000	9.511502	-4.88%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.544885	11.337083	7.51%	16,056	2007
	10.569860	10.544885	-0.24%	15,912	2006
	10.597463	10.569860	-0.26%	27,153	2005
	10.199070	10.597463	3.91%	19,558	2004
	10.000000	10.199070	1.99%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.994704	11.311600	-5.70%	0	2007
	10.789294	11.994704	11.17%	0	2006
	9.459306	10.789294	14.06%	0	2005
	8.163984	9.459306	15.87%	0	2004
	5.630199	8.163984	45.00%	0	2003
	8.707975	5.630199	-35.34%	0	2002
	12.427613	8.707975	-29.93%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.656992	14.490552	14.49%	0	2007
	10.862139	12.656992	16.52%	0	2006
	9.418184	10.862139	15.33%	0	2005
	8.358525	9.418184	12.68%	0	2004
	6.395305	8.358525	30.70%	0	2003
	8.131164	6.395305	-21.35%	0	2002
	10.654609	8.131164	-23.68%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.502114	12.495123	-0.06%	0	2007
	10.666580	12.502114	17.21%	0	2006
	10.043607	10.666580	6.20%	0	2005
	9.185699	10.043607	9.34%	0	2004
	7.473332	9.185699	22.91%	0	2003
	9.896033	7.473332	-24.48%	0	2002
	9.984104	9.896033	-0.88%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.529282	14.172865	-2.45%	3,982	2007
	12.931332	14.529282	12.36%	5,825	2006
	12.279419	12.931332	5.31%	7,788	2005
	10.259199	12.279419	19.69%	11,356	2004
	7.582387	10.259199	35.30%	5,994	2003
	10.000000	7.582387	-24.18%	1,676	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.740926	8.192611	5.84%	3,793	2007
	7.218294	7.740926	7.24%	4,475	2006
	7.093745	7.218294	1.76%	4,367	2005
	6.801352	7.093745	4.30%	4,295	2004
	5.496597	6.801352	23.74%	4,284	2003
	7.877818	5.496597	-30.23%	4,737	2002
	10.362676	7.877818	-23.98%	1,913	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.090526	10.428608	3.35%	75,071	2007
	8.896205	10.090526	13.43%	101,729	2006
	8.652843	8.896205	2.81%	118,967	2005
	7.964001	8.652843	8.65%	154,617	2004
	6.317855	7.964001	26.06%	171,061	2003
	8.287031	6.317855	-23.76%	184,627	2002
	9.610581	8.287031	-13.77%	48,850	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.408105	10.948671	5.19%	27,927	2007
	9.099044	10.408105	14.39%	28,707	2006
	8.876728	9.099044	2.50%	34,750	2005
	8.605202	8.876728	3.16%	37,847	2004
	7.231846	8.605202	18.99%	39,688	2003
	8.842525	7.231846	-18.22%	53,030	2002
	9.930036	8.842525	-10.95%	9,837	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.270833	9.935165	-3.27%	0	2007
	10.000000	10.270833	2.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.811703	13.257135	3.48%	71,331	2007
	12.525554	12.811703	2.28%	79,839	2006
	12.591152	12.525554	-0.52%	83,028	2005
	12.374004	12.591152	1.75%	80,626	2004
	12.041407	12.374004	2.76%	121,837	2003
	11.218050	12.041407	7.34%	139,861	2002
	10.577071	11.218050	6.06%	21,409	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.187919	16.370316	15.38%	74,500	2007
	12.946768	14.187919	9.59%	105,114	2006
	11.282485	12.946768	14.75%	108,661	2005
	9.961246	11.282485	13.26%	111,034	2004
	7.902955	9.961246	26.04%	118,918	2003
	8.885347	7.902955	-11.06%	126,333	2002
	10.325655	8.885347	-13.95%	12,810	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.345118	13.364194	43.01%	1,284	2007
	10.000000	9.345118	-6.55%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.876979	12.823164	-0.42%	117,952	2007
	10.919664	12.876979	17.92%	188,148	2006
	10.513858	10.919664	3.86%	206,133	2005
	9.612401	10.513858	9.38%	216,877	2004
	7.516835	9.612401	27.88%	210,718	2003
	9.222382	7.516835	-18.49%	239,961	2002
	9.896058	9.222382	-6.81%	26,780	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.477185	11.177043	6.68%	3,268	2007
	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.517174	11.484335	9.20%	0	2007
	10.000000	10.517174	5.17%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.648109	9.240175	20.82%	0	2007
	7.395864	7.648109	3.41%	0	2006
	6.917967	7.395864	6.91%	163	2005
	6.580234	6.917967	5.13%	299	2004
	5.167863	6.580234	27.33%	0	2003
	6.739861	5.167863	-23.32%	0	2002
	8.022575	6.739861	-15.99%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.564968	10.669839	24.58%	0	2007
	8.171451	8.564968	4.82%	0	2006
	7.874090	8.171451	3.78%	80,809	2005
	7.765017	7.874090	1.40%	97,428	2004
	5.955034	7.765017	30.39%	95,216	2003
	8.688117	5.955034	-31.46%	88,934	2002
	10.755009	8.688117	-19.22%	12,890	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.528048	9.604171	0.80%	28,673	2007
	8.726729	9.528048	9.18%	34,747	2006
	8.667545	8.726729	0.68%	37,206	2005
	8.062996	8.667545	7.50%	44,218	2004
	6.466604	8.062996	24.69%	45,453	2003
	6.355190	6.466604	1.75%	42,303	2002
	7.346312	6.355190	-13.49%	10,498	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.618101	10.865053	2.33%	11,127	2007
	10.366426	10.618101	2.43%	13,371	2006
	10.340808	10.366426	0.25%	11,643	2005
	10.094375	10.340808	2.44%	3,528	2004
	10.000000	10.094375	0.94%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.823392	11.139451	13.40%	2,655	2007
	10.000000	9.823392	-1.77%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.288820	15.293567	15.09%	6,356	2007
	11.472699	13.288820	15.83%	6,642	2006
	9.819415	11.472699	16.84%	7,187	2005
	8.810945	9.819415	11.45%	7,397	2004
	6.265330	8.810945	40.63%	14,405	2003
	8.009778	6.265330	-21.78%	14,783	2002
	10.361858	8.009778	-22.70%	4,067	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.339258	18.807164	15.10%	16,963	2007
	14.105906	16.339258	15.83%	17,382	2006
	12.077938	14.105906	16.79%	17,480	2005
	10.836673	12.077938	11.45%	13,086	2004
	7.703235	10.836673	40.68%	10,424	2003
	10.000000	7.703235	-22.97%	4,679	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.788293	15.333778	3.69%	5,757	2007
	12.959498	14.788293	14.11%	5,893	2006
	12.867635	12.959498	0.71%	4,973	2005
	11.495520	12.867635	11.94%	5,104	2004
	7.418650	11.495520	54.95%	8,009	2003
	10.000000	7.418650	-25.81%	1,258	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.082100	11.290361	1.88%	1,565	2007
	10.000000	11.082100	10.82%	1,372	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.123035	9.703244	-4.15%	13,275	2007
	10.000000	10.123035	1.23%	3,030	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.633896	13.437955	26.37%	3,075	2007
	10.000000	10.633896	6.34%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.821415	12.266862	13.36%	0	2007
	10.000000	10.821415	8.21%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.414712	11.354499	9.02%	0	2007
	10.000000	10.414712	4.15%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.964449	14.048162	0.60%	6,270	2007
	12.170188	13.964449	14.74%	10,493	2006
	11.347239	12.170188	7.25%	15,268	2005
	10.000000	11.347239	13.47%	2,955	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.314866	11.155504	34.16%	58,089	2007
	7.759494	8.314866	7.16%	65,375	2006
	7.019832	7.759494	10.54%	67,472	2005
	6.059662	7.019832	15.85%	59,918	2004
	5.132236	6.059662	18.07%	58,398	2003
	6.216622	5.132236	-17.44%	58,074	2002
	8.099528	6.216622	-23.25%	14,573	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.807684	4.550037	19.50%	8,888	2007
	3.595815	3.807684	5.89%	9,019	2006
	3.282397	3.595815	9.55%	16,898	2005
	3.323741	3.282397	-1.24%	17,358	2004
	2.310691	3.323741	43.84%	19,423	2003
	3.983793	2.310691	-42.00%	19,423	2002
	6.472936	3.983793	-38.45%	11,013	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.720685	14.012232	19.55%	5,721	2007
	11.057037	11.720685	6.00%	5,575	2006
	10.113532	11.057037	9.33%	7,191	2005
	10.213590	10.113532	-0.98%	7,290	2004
	7.068798	10.213590	44.49%	7,294	2003
	10.000000	7.068798	-29.31%	6,273	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.611477	17.311109	4.21%	0	2007
	15.270609	16.611477	8.78%	0	2006
	14.019804	15.270609	8.92%	0	2005
	12.154059	14.019804	15.35%	0	2004
	10.000000	12.154059	21.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.812019	16.105099	25.70%	6,187	2007
	8.897329	12.812019	44.00%	10,609	2006
	6.866639	8.897329	29.57%	10,994	2005
	5.891540	6.866639	16.55%	16,344	2004
	4.459429	5.891540	32.11%	16,419	2003
	6.116877	4.459429	-27.10%	18,683	2002
	8.136062	6.116877	-24.82%	6,639	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.192229	27.908177	25.76%	5,988	2007
	15.404413	22.192229	44.06%	7,177	2006
	11.881594	15.404413	29.65%	7,418	2005
	10.192274	11.881594	16.57%	6,171	2004
	7.713978	10.192274	32.13%	6,722	2003
	10.000000	7.713978	-22.86%	7,325	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.067167	10.356657	2.88%	15,285	2007
	9.837808	10.067167	2.33%	15,433	2006
	9.875108	9.837808	-0.38%	21,222	2005
	9.978359	9.875108	-1.03%	25,019	2004
	10.000000	9.978359	-0.22%	4,396	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.181624	14.982427	5.65%	0	2007
	11.983493	14.181624	18.34%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.053468	12.709729	5.44%	10,417	2007
	10.825642	12.053468	11.34%	11,823	2006
	10.170081	10.825642	6.45%	12,363	2005
	8.942267	10.170081	13.73%	11,452	2004
	6.910990	8.942267	29.39%	12,861	2003
	9.568605	6.910990	-27.77%	19,965	2002
	9.894278	9.568605	-3.29%	4,120	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.323632	10.462523	1.35%	0	2007
	10.000000	10.323632	3.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.861922	15.474373	20.31%	22,342	2007
	11.419118	12.861922	12.63%	26,146	2006
	10.222972	11.419118	11.70%	28,893	2005
	8.950658	10.222972	14.21%	36,788	2004
	7.116796	8.950658	25.77%	37,638	2003
	10.256811	7.116796	-30.61%	41,479	2002
	13.862902	10.256811	-26.01%	9,749	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.222477	14.195228	7.36%	27,193	2007
	11.995773	13.222477	10.23%	29,363	2006
	10.347604	11.995773	15.93%	32,091	2005
	8.856640	10.347604	16.83%	25,789	2004
	6.676227	8.856640	32.66%	24,764	2003
	8.962622	6.676227	-25.51%	13,549	2002
	9.393576	8.962622	-4.59%	2,252	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.145792	10.266334	1.19%	1,145	2007
	10.000000	10.145792	1.46%	1,145	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.430613	10.870847	4.22%	190	2007
	10.000000	10.430613	4.31%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.412741	10.529215	1.12%	5,457	2007
	10.000000	10.412741	4.13%	5,395	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.712318	12.029430	12.30%	5,930	2007
	10.000000	10.712318	7.12%	4,175	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.240314	11.251384	9.87%	2,869	2007
	10.000000	10.240314	2.40%	2,907	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.809951	12.972417	1.27%	29,503	2007
	11.793567	12.809951	8.62%	32,795	2006
	11.729931	11.793567	0.54%	35,455	2005
	10.849470	11.729931	8.12%	42,559	2004
	9.035786	10.849470	20.07%	41,718	2003
	8.913897	9.035786	1.37%	42,535	2002
	8.710943	8.913897	2.33%	2,062	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.311733	11.458925	1.30%	5,533	2007
	10.414642	11.311733	8.61%	6,290	2006
	10.000000	10.414642	4.15%	6,424	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.623937	32.340229	42.95%	576	2007
	16.850212	22.623937	34.26%	576	2006
	12.936008	16.850212	30.26%	576	2005
	10.909929	12.936008	18.57%	1,183	2004
	6.722291	10.909929	62.29%	1,183	2003
	8.075525	6.722291	-16.76%	1,183	2002
	8.674187	8.075525	-6.90%	932	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.161330	35.959778	42.92%	8,236	2007
	18.750120	25.161330	34.19%	11,344	2006
	14.392651	18.750120	30.28%	13,352	2005
	12.137097	14.392651	18.58%	10,768	2004
	7.480416	12.137097	62.25%	7,637	2003
	10.000000	7.480416	-25.20%	6,879	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.353804	20.514642	18.21%	1,922	2007
	12.842879	17.353804	35.12%	1,089	2006
	12.281941	12.842879	4.57%	2,332	2005
	9.624596	12.281941	27.61%	0	2004
	7.893084	9.624596	21.94%	0	2003
	10.000000	7.893084	-21.07%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.990908	14.970138	24.85%	1,189	2007
	9.182859	11.990908	30.58%	1,226	2006
	7.181205	9.182859	27.87%	1,274	2005
	6.403842	7.181205	12.14%	1,336	2004
	4.808265	6.403842	33.18%	1,406	2003
	6.451733	4.808265	-25.47%	1,496	2002
	9.209373	6.451733	-29.94%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.282275	24.073648	24.85%	4,628	2007
	14.768312	19.282275	30.57%	2,489	2006
	11.552260	14.768312	27.84%	4,890	2005
	10.287431	11.552260	12.29%	4,616	2004
	7.740771	10.287431	32.90%	2,569	2003
	10.000000	7.740771	-22.59%	1,531	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.357069	14.547996	17.73%	2,621	2007
	9.995826	12.357069	23.62%	3,135	2006
	8.529122	9.995826	17.20%	3,288	2005
	7.509065	8.529122	13.58%	3,989	2004
	5.620023	7.509065	33.61%	4,302	2003
	7.670769	5.620023	-26.73%	4,796	2002
	9.622318	7.670769	-20.28%	1,500	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.238058	26.190114	17.77%	2,551	2007
	17.998693	22.238058	23.55%	1,158	2006
	15.357660	17.998693	17.20%	2,876	2005
	13.520940	15.357660	13.58%	1,258	2004
	10.000000	13.520940	35.21%	1,302	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.385720	10.669466	2.73%	14,738	2007
	9.421517	10.385720	10.23%	26,274	2006
	9.355845	9.421517	0.70%	27,586	2005
	8.781639	9.355845	6.54%	27,896	2004
	7.551894	8.781639	16.28%	26,942	2003
	8.770271	7.551894	-13.89%	22,737	2002
	9.272721	8.770271	-5.42%	11,019	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.698633	18.154246	-2.91%	2,704	2007
	15.822593	18.698633	18.18%	2,297	2006
	14.492771	15.822593	9.18%	2,297	2005
	12.184145	14.492771	18.95%	2,297	2004
	8.770871	12.184145	38.92%	2,226	2003
	10.000000	8.770871	-12.29%	1,556	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.900827	13.574184	5.22%	59,624	2007
	12.711905	12.900827	1.49%	66,880	2006
	12.535180	12.711905	1.41%	81,019	2005
	12.361690	12.535180	1.40%	91,969	2004
	12.341436	12.361690	0.16%	111,630	2003
	11.323824	12.341436	8.99%	131,625	2002
	10.752417	11.323824	5.31%	40,455	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.218917	6.126045	17.38%	6,577	2007
	5.005591	5.218917	4.26%	12,761	2006
	4.785963	5.005591	4.59%	6,577	2005
	4.506128	4.785963	6.21%	6,577	2004
	3.456859	4.506128	30.35%	6,577	2003
	4.938830	3.456859	-30.01%	6,577	2002
	6.999319	4.938830	-29.44%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.828412	14.262466	11.18%	10,321	2007
	12.719228	12.828412	0.86%	12,149	2006
	11.945446	12.719228	6.48%	16,816	2005
	11.279637	11.945446	5.90%	24,617	2004
	8.398056	11.279637	34.31%	13,279	2003
	10.000000	8.398056	-16.02%	2,964	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.831580	11.634112	7.41%	0	2007
	10.000000	10.831580	8.32%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.382309	11.777759	3.47%	181	2007
	10.917407	11.382309	4.26%	1,263	2006
	10.761107	10.917407	1.45%	1,511	2005
	10.471187	10.761107	2.77%	4,228	2004
	9.881785	10.471187	5.96%	16,160	2003
	10.000000	9.881785	-1.18%	18,983	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.170043	12.650005	3.94%	38,746	2007
	11.429780	12.170043	6.48%	39,838	2006
	11.139003	11.429780	2.61%	9,456	2005
	10.585351	11.139003	5.23%	140,083	2004
	9.480584	10.585351	11.65%	159,647	2003
	10.000000	9.480584	-5.19%	168,373	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.892538	13.375677	3.75%	106,432	2007
	11.789697	12.892538	9.35%	112,991	2006
	11.396138	11.789697	3.45%	71,031	2005
	10.594686	11.396138	7.56%	113,858	2004
	8.986775	10.594686	17.89%	110,682	2003
	10.000000	8.986775	-10.13%	54,937	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.830716	14.415677	4.23%	41,642	2007
	12.295645	13.830716	12.48%	62,463	2006
	11.693395	12.295645	5.15%	53,566	2005
	10.623053	11.693395	10.08%	80,711	2004
	8.541750	10.623053	24.37%	80,222	2003
	10.000000	8.541750	-14.58%	39,149	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.449858	15.033743	4.04%	42,501	2007
	12.590217	14.449858	14.77%	44,337	2006
	11.878188	12.590217	5.99%	41,011	2005
	10.607956	11.878188	11.97%	48,838	2004
	8.191707	10.607956	29.50%	48,710	2003
	10.000000	8.191707	-18.08%	38,212	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.340875	9.998653	7.04%	36,348	2007
	8.654198	9.340875	7.93%	42,345	2006
	8.030059	8.654198	7.77%	39,365	2005
	7.089801	8.030059	13.26%	46,184	2004
	5.151878	7.089801	37.62%	46,726	2003
	8.329869	5.151878	-38.15%	49,535	2002
	12.173489	8.329869	-31.57%	6,396	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.625430	19.670901	5.61%	43,130	2007
	17.259099	18.625430	7.92%	52,583	2006
	15.677646	17.259099	10.09%	53,163	2005
	13.794761	15.677646	13.65%	52,558	2004
	10.432365	13.794761	32.23%	50,076	2003
	12.543420	10.432365	-16.83%	53,272	2002
	12.943788	12.543420	-3.09%	5,814	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.875311	11.190282	2.90%	211,453	2007
	10.594160	10.875311	2.65%	81,845	2006
	10.507467	10.594160	0.83%	63,082	2005
	10.613949	10.507467	-1.00%	98,416	2004
	10.741301	10.613949	-1.19%	119,753	2003
	10.807263	10.741301	-0.61%	124,683	2002
	10.623647	10.807263	1.73%	72,903	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.530815	21.760856	1.07%	6,070	2007
	17.861451	21.530815	20.54%	8,301	2006
	16.231410	17.861451	10.04%	8,682	2005
	13.744111	16.231410	18.10%	3,957	2004
	10.000000	13.744111	37.44%	1,138	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.110570	16.283784	7.76%	10,789	2007
	14.908742	15.110570	1.35%	12,286	2006
	14.044827	14.908742	6.15%	14,536	2005
	12.610421	14.044827	11.37%	21,518	2004
	9.564082	12.610421	31.85%	18,076	2003
	14.599711	9.564082	-34.49%	18,762	2002
	16.676873	14.599711	-12.46%	3,445	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.791636	21.750368	-8.58%	29,818	2007
	20.654581	23.791636	15.19%	34,293	2006
	20.405024	20.654581	1.22%	36,208	2005
	17.714566	20.405024	15.19%	43,208	2004
	11.500284	17.714566	54.04%	45,920	2003
	16.079016	11.500284	-28.48%	50,669	2002
	12.765722	16.079016	25.95%	8,307	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.051693	22.114229	0.28%	42,568	2007
	20.042046	22.051693	10.03%	52,236	2006
	18.170195	20.042046	10.30%	61,738	2005
	15.545919	18.170195	16.88%	64,757	2004
	11.226240	15.545919	38.48%	61,965	2003
	13.828616	11.226240	-18.82%	72,934	2002
	15.095906	13.828616	-8.39%	7,918	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.567157	11.224821	6.22%	9,141	2007
	9.469764	10.567157	11.59%	11,449	2006
	8.974942	9.469764	5.51%	15,066	2005
	8.327394	8.974942	7.78%	16,614	2004
	6.650221	8.327394	25.22%	17,485	2003
	8.194278	6.650221	-18.84%	15,393	2002
	9.464087	8.194278	-13.42%	5,622	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.140958	17.680634	9.54%	1,218	2007
	14.153872	16.140958	14.04%	1,218	2006
	13.066637	14.153872	8.32%	1,218	2005
	11.203080	13.066637	16.63%	5,024	2004
	9.083390	11.203080	23.34%	885	2003
	10.000000	9.083390	-9.17%	968	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.152921	3.717948	17.92%	4,143	2007
	2.887996	3.152921	9.17%	4,238	2006
	2.956056	2.887996	-2.30%	4,238	2005
	2.885777	2.956056	2.44%	4,238	2004
	1.893021	2.885777	52.44%	4,986	2003
	3.369237	1.893021	-43.81%	4,986	2002
	5.991195	3.369237	-43.76%	3,689	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.813478	13.941213	18.01%	2,345	2007
	10.829282	11.813478	9.09%	5,733	2006
	11.084074	10.829282	-2.30%	2,782	2005
	10.824125	11.084074	2.40%	2,815	2004
	7.102429	10.824125	52.40%	6,700	2003
	10.000000	7.102429	-28.98%	34	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.263395	15.944837	20.22%	5,313	2007
	13.544849	13.263395	-2.08%	10,406	2006
	12.315703	13.544849	9.98%	8,272	2005
	11.153278	12.315703	10.42%	14,805	2004
	7.452579	11.153278	49.66%	16,247	2003
	10.000000	7.452579	-25.47%	1,196	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.403832	9.989081	-3.99%	50,250	2007
	9.140181	10.403832	13.83%	60,404	2006
	8.928052	9.140181	2.38%	61,289	2005
	7.737628	8.928052	15.38%	51,184	2004
	5.994918	7.737628	29.07%	41,228	2003
	8.155563	5.994918	-26.49%	23,863	2002
	9.455077	8.155563	-13.74%	5,774	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.153432	13.512748	2.73%	28,715	2007
	12.775749	13.153432	2.96%	30,190	2006
	12.731721	12.775749	0.35%	30,583	2005
	12.169900	12.731721	4.62%	29,491	2004
	11.053628	12.169900	10.10%	32,363	2003
	10.499466	11.053628	5.28%	27,722	2002
	10.263086	10.499466	2.30%	8,541	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.380298	12.755450	12.08%	70,332	2007
	10.735078	11.380298	6.01%	80,702	2006
	10.400965	10.735078	3.21%	98,727	2005
	9.904568	10.400965	5.01%	114,711	2004
	7.702487	9.904568	28.59%	110,771	2003
	10.724385	7.702487	-28.18%	128,311	2002
	12.493669	10.724385	-14.16%	16,689	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.540637	22.491279	4.41%	15,502	2007
	18.637621	21.540637	15.58%	16,106	2006
	16.598363	18.637621	12.29%	16,600	2005
	14.180467	16.598363	17.05%	38,640	2004
	10.000000	14.180467	41.80%	28,999	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.354899	13.941855	4.40%	68,918	2007
	11.554717	13.354899	15.58%	77,784	2006
	10.293133	11.554717	12.26%	95,596	2005
	8.796101	10.293133	17.02%	104,262	2004
	6.262817	8.796101	40.45%	120,116	2003
	8.190803	6.262817	-23.54%	150,450	2002
	9.483571	8.190803	-13.63%	11,188	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	9.973994	9.674984	-3.00%	225	2007
	10.000000	9.973994	-0.26%	546	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.680162	10.950812	2.53%	70,840	2007
	9.454762	10.680162	12.96%	74,343	2006
	9.084631	9.454762	4.07%	88,549	2005
	8.451640	9.084631	7.49%	111,894	2004
	6.791724	8.451640	24.44%	135,933	2003
	8.517435	6.791724	-20.26%	137,324	2002
	9.655553	8.517435	-11.79%	34,989	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.973994	9.674984	-3.00%	225	2007
	10.000000	9.973994	-0.26%	546	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.838690	11.316465	4.41%	25,995	2007
	10.720007	10.838690	1.11%	32,369	2006
	9.717936	10.720007	10.31%	30,547	2005
	8.262040	9.717936	17.62%	38,373	2004
	6.699002	8.262040	23.33%	39,239	2003
	9.447560	6.699002	-29.09%	39,324	2002
	13.999397	9.447560	-32.51%	9,065	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.515412	11.614654	10.45%	0	2007
	10.000000	10.515412	5.15%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.961185	11.088911	1.17%	2,964	2007
	10.000000	10.961185	9.61%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.217336	10.556897	3.32%	1,804	2007
	10.000000	10.217336	2.17%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.374930	10.742730	3.55%	1,061	2007
	10.000000	10.374930	3.75%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.134279	24.199486	4.60%	1,014	2007
	21.259551	23.134279	8.82%	2,024	2006
	19.285453	21.259551	10.24%	2,770	2005
	17.843487	19.285453	8.08%	3,761	2004
	14.210605	17.843487	25.56%	2,734	2003
	13.249217	14.210605	7.26%	3,421	2002
	12.255588	13.249217	8.11%	88	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.296688	9.993057	20.45%	18,916	2007
	7.731320	8.296688	7.31%	29,262	2006
	6.696160	7.731320	15.46%	25,494	2005
	5.607767	6.696160	19.41%	45,601	2004
	4.028092	5.607767	39.22%	45,049	2003
	5.958642	4.028092	-32.40%	45,004	2002
	8.585371	5.958642	-30.60%	12,835	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.549179	27.318266	-18.57%	13,729	2007
	24.746797	33.549179	35.57%	19,337	2006
	21.528056	24.746797	14.95%	21,889	2005
	16.072738	21.528056	33.94%	33,842	2004
	11.902270	16.072738	35.04%	47,501	2003
	12.216634	11.902270	-2.57%	41,922	2002
	11.327088	12.216634	7.85%	4,573	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.316740	30.145047	35.08%	813	2007
	16.285932	22.316740	37.03%	0	2006
	12.576135	16.285932	29.50%	0	2005
	10.000000	12.576135	25.76%	7	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	27.189894	36.740680	35.13%	1,961	2007
	19.848229	27.189894	36.99%	2,644	2006
	15.311576	19.848229	29.63%	3,402	2005
	12.385431	15.311576	23.63%	4,229	2004
	8.179648	12.385431	51.42%	4,254	2003
	8.578684	8.179648	-4.65%	3,945	2002
	8.898173	8.578684	-3.59%	1,248	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.642532	32.310630	42.70%	1,114	2007
	18.513628	22.642532	22.30%	1,152	2006
	12.433770	18.513628	48.90%	1,178	2005
	10.000000	12.433770	24.34%	1,460	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.938622	41.303184	42.73%	1,503	2007
	23.670159	28.938622	22.26%	1,719	2006
	15.891131	23.670159	48.95%	1,720	2005
	13.026159	15.891131	21.99%	3,060	2004
	9.161589	13.026159	42.18%	2,048	2003
	9.601688	9.161589	-4.58%	2,564	2002
	10.919321	9.601688	-12.07%	223	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.421990	13.411082	7.96%	0	2007
	11.126782	12.421990	11.64%	0	2006
	10.418855	11.126782	6.79%	0	2005
	9.674671	10.418855	7.69%	0	2004
	7.299299	9.674671	32.54%	0	2003
	9.709589	7.299299	-24.82%	0	2002
	9.857327	9.709589	-1.50%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.093047	12.661849	4.70%	95,061	2007
	10.973280	12.093047	10.20%	111,086	2006
	10.357160	10.973280	5.95%	131,410	2005
	8.921417	10.357160	16.09%	149,343	2004
	6.630895	8.921417	34.54%	162,993	2003
	9.227273	6.630895	-28.14%	186,678	2002
	9.758910	9.227273	-5.45%	23,426	2001*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.312365	12.241865	-0.57%	0	2007
	11.112115	12.312365	10.80%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.251879	11.029475	-1.98%	694	2007
	9.795363	11.251879	14.87%	1,792	2006
	9.542602	9.795363	2.65%	1,869	2005
	8.608836	9.542602	10.85%	2,380	2004
	6.784071	8.608836	26.90%	11,694	2003
	8.577091	6.784071	-20.90%	866	2002
	9.541283	8.577091	-10.11%	0	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.710262	14.718754	15.80%	0	2007
	10.362418	12.710262	22.66%	0	2006
	9.326365	10.362418	11.11%	0	2005
	8.272374	9.326365	12.74%	0	2004
	6.772509	8.272374	22.15%	0	2003
	8.670125	6.772509	-21.89%	0	2002
	12.480327	8.670125	-30.53%	0	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.035843	17.411840	15.80%	311	2007
	12.258417	15.035843	22.66%	311	2006
	11.047795	12.258417	10.96%	311	2005
	9.785936	11.047795	12.89%	311	2004
	8.011649	9.785936	22.15%	311	2003
	10.000000	8.011649	-19.88%	311	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.040882	11.919053	18.71%	0	2007
	10.581495	10.040882	-5.11%	0	2006
	10.557203	10.581495	0.23%	0	2005
	9.723577	10.557203	8.57%	0	2004
	7.935821	9.723577	22.53%	0	2003
	10.000000	7.935821	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.409396	15.268830	-6.95%	2,063	2007
	14.096723	16.409396	16.41%	4,276	2006
	13.680293	14.096723	3.04%	4,945	2005
	12.196960	13.680293	12.16%	7,506	2004
	9.641037	12.196960	26.51%	14,991	2003
	11.247447	9.641037	-14.28%	8,445	2002
	10.163375	11.247447	10.67%	9,308	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.505065	13.031851	37.10%	0	2007
	10.000000	9.505065	-4.95%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.505573	11.283253	7.40%	1,077	2007
	10.541159	10.505573	-0.34%	1,169	2006
	10.579432	10.541159	-0.36%	1,271	2005
	10.192099	10.579432	3.80%	1,383	2004
	10.000000	10.192009	1.92%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.901412	11.212122	-5.79%	0	2007
	10.716266	11.901412	11.06%	0	2006
	9.404821	10.716266	13.94%	0	2005
	8.125241	9.404821	15.75%	0	2004
	5.609184	8.125241	44.86%	0	2003
	8.684342	5.609184	-35.41%	0	2002
	12.406646	8.684342	-30.00%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.558573	14.363161	14.37%	0	2007
	10.788638	12.558573	16.41%	0	2006
	9.363961	10.788638	15.21%	0	2005
	8.318867	9.363961	12.56%	0	2004
	6.371446	8.318867	30.56%	0	2003
	8.109093	6.371446	-21.43%	0	2002
	10.636622	8.109093	-23.76%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.404971	12.385341	-0.16%	0	2007
	10.594461	12.404971	17.09%	0	2006
	9.985829	10.594461	6.09%	0	2005
	9.142157	9.985829	9.23%	0	2004
	7.445481	9.142157	22.79%	0	2003
	9.869216	7.445481	-24.56%	0	2002
	9.967257	9.869216	-0.98%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.460436	14.091258	-2.55%	1,263	2007
	12.883144	14.460436	12.24%	4,711	2006
	12.246099	12.883144	5.20%	4,809	2005
	10.241782	12.246099	19.57%	1,557	2004
	7.577210	10.241782	35.17%	230	2003
	10.000000	7.577210	-24.23%	230	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.680730	8.120576	5.73%	1,184	2007
	7.169448	7.680730	7.13%	1,184	2006
	7.052900	7.169448	1.65%	1,184	2005
	6.769089	7.052900	4.19%	2,413	2004
	5.476092	6.769089	23.61%	2,413	2003
	7.856453	5.476092	-30.30%	3,062	2002
	10.345179	7.856453	-24.06%	3,399	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.012097	10.336958	3.24%	5,705	2007
	8.836043	10.012097	13.31%	9,228	2006
	8.603055	8.836043	2.71%	11,862	2005
	7.926250	8.603055	8.54%	14,144	2004
	6.294303	7.926250	25.93%	14,296	2003
	8.264570	6.294303	-23.84%	14,159	2002
	9.594375	8.264570	-13.86%	5,764	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.327216	10.852467	5.09%	494	2007
	9.037512	10.327216	14.27%	1,657	2006
	8.825656	9.037512	2.40%	2,946	2005
	8.564412	8.825656	3.05%	6,694	2004
	7.204901	8.564412	18.87%	10,508	2003
	8.818570	7.204901	-18.30%	7,951	2002
	9.913289	8.818570	-11.04%	2,992	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.263902	9.918308	-3.37%	0	2007
	10.000000	10.263902	2.64%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.712125	13.140627	3.37%	820	2007
	12.440839	12.712125	2.18%	1,766	2006
	12.518711	12.440839	-0.62%	2,769	2005
	12.315361	12.518711	1.65%	5,490	2004
	11.996568	12.315361	2.66%	5,525	2003
	11.187661	11.996568	7.23%	4,886	2002
	10.559225	11.187661	5.95%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.077687	16.226503	15.26%	16,463	2007
	12.859240	14.077687	9.48%	17,751	2006
	11.217583	12.859240	14.63%	20,816	2005
	9.914027	11.217583	13.15%	20,572	2004
	7.873493	9.914027	25.92%	13,740	2003
	8.861264	7.873493	-11.15%	10,960	2002
	10.308233	8.861264	-14.04%	2,212	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.776871	12.710451	-0.52%	6,105	2007
	10.845777	12.776871	17.81%	7,379	2006
	10.453334	10.845777	3.75%	17,255	2005
	9.566810	10.453334	9.27%	26,094	2004
	7.488805	9.566810	27.75%	21,880	2003
	9.197371	7.488805	-18.58%	11,803	2002
	9.879350	9.197371	-6.90%	3,848	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.588671	9.158971	20.69%	1,901	2007
	7.345851	7.588671	3.31%	1,901	2006
	6.878173	7.345851	6.80%	1,901	2005
	6.549041	6.878173	5.03%	1,901	2004
	5.148599	6.549041	27.20%	1,901	2003
	6.721581	5.148599	-23.40%	1,901	2002
	8.009032	6.721581	-16.07%	1,424	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.498425	10.576112	24.45%	1,246	2007
	8.116211	8.498425	4.71%	8,035	2006
	7.828799	8.116211	3.67%	8,957	2005
	7.728217	7.828799	1.30%	2,213	2004
	5.932835	7.728217	30.26%	2,262	2003
	8.664560	5.932835	-31.53%	2,511	2002
	10.736866	8.664560	-19.30%	941	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	0	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.261786	18.698826	14.99%	0	2007
	14.053297	16.261786	15.72%	3,877	2006
	12.045115	14.053297	16.67%	3,538	2005
	10.818256	12.045115	11.34%	7,441	2004
	7.697259	10.818256	40.53%	2,192	2003
	10.000000	7.697259	-23.03%	5,767	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	0	2003
	10.000000	7.413590	-25.86%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.926723	13.995872	0.50%	1,087	2007
	12.149640	13.926723	14.63%	5,027	2006
	11.339593	12.149640	7.14%	14,001	2005
	10.000000	11.339593	13.40%	1,396	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.256464	11.065813	34.03%	686	2007
	7.712816	8.256464	7.05%	686	2006
	6.984699	7.712816	10.42%	686	2005
	6.035469	6.984699	15.73%	686	2004
	5.116941	6.035469	17.95%	686	2003
	6.204428	5.116941	-17.53%	686	2002
	8.091928	6.204428	-23.33%	0	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.780892	4.513409	19.37%	0	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	0	2003
	3.975953	2.303786	-42.06%	0	2002
	6.466853	3.975953	-38.52%	0	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.665131	13.931562	19.43%	177	2007
	11.015819	11.665131	5.89%	177	2006
	10.086073	11.015819	9.22%	177	2005
	10.196246	10.086073	-1.08%	177	2004
	7.063972	10.196246	44.34%	177	2003
	10.000000	7.063972	-29.36%	177	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.549637	17.229024	4.11%	0	2007
	15.229220	16.549637	8.67%	0	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	4,498	2004
	10.000000	12.145798	21.46%	3,424	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.721943	15.975500	25.57%	0	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	137	2004
	4.446112	5.867965	31.98%	137	2003
	6.104844	4.446112	-27.17%	253	2002
	8.128419	6.104844	-24.90%	0	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.087122	27.747566	25.63%	782	2007
	15.347024	22.087122	43.92%	802	2006
	11.849338	15.347024	29.52%	830	2005
	10.174958	11.849338	16.46%	1,170	2004
	7.708715	10.174958	31.99%	1,116	2003
	10.000000	7.708715	-22.91%	1,109	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.959774	12.598020	5.34%	2,122	2007
	10.752406	11.959774	11.23%	2,122	2006
	10.111547	10.752406	6.34%	2,122	2005
	8.899852	10.111547	13.61%	2,122	2004
	6.885223	8.899852	29.26%	2,122	2003
	9.542657	6.885223	-27.85%	2,122	2002
	9.877577	9.542657	-3.39%	0	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.316652	10.444747	1.24%	0	2007
	10.000000	10.316652	3.17%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.761922	15.338349	20.19%	4,723	2007
	11.341845	12.761922	12.52%	5,157	2006
	10.164112	11.341845	11.59%	5,169	2005
	8.908195	10.164112	14.10%	6,964	2004
	7.090239	8.908195	25.64%	10,502	2003
	10.228980	7.090239	-30.68%	8,897	2002
	13.839506	10.228980	-26.09%	4,648	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.119720	14.070481	7.25%	8,211	2007
	11.914642	13.119720	10.11%	8,211	2006
	10.288059	11.914642	15.81%	8,422	2005
	8.814644	10.288059	16.72%	6,378	2004
	6.651335	8.814644	32.52%	0	2003
	8.938329	6.651335	-25.59%	0	2002
	9.377731	8.938329	-4.69%	0	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.138933	10.248894	1.08%	0	2007
	10.000000	10.138933	1.39%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.423562	10.852373	4.11%	6,315	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.405716	10.511339	1.02%	6,575	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.705080	12.009005	12.18%	6,590	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.233395	11.232271	9.76%	6,988	2007
	10.000000	10.233395	2.33%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.710419	12.858453	1.16%	89	2007
	11.713813	12.710419	8.51%	89	2006
	11.662441	11.713813	0.44%	89	2005
	10.798032	11.662441	8.01%	576	2004
	9.002106	10.798032	19.95%	961	2003
	8.889732	9.002106	1.26%	441	2002
	8.696224	8.889732	2.23%	0	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	493	2006
	10.000000	10.407617	4.08%	492	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	62.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.042116	35.752788	42.77%	779	2007
	18.680248	25.042116	34.06%	4,299	2006
	14.353568	18.680248	30.14%	4,068	2005
	12.116476	14.353568	18.46%	4,222	2004
	7.475305	12.116476	62.09%	4,290	2003
	10.000000	7.475305	-25.25%	4,890	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.266955	20.391089	18.09%	0	2007
	12.791583	17.266955	34.99%	0	2006
	12.245309	12.791583	4.46%	0	2005
	9.605670	12.245309	27.48%	0	2004
	7.885581	9.605670	21.81%	0	2003
	10.000000	7.885581	-21.14%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.914890	14.860004	24.72%	0	2007
	9.133921	11.914890	30.45%	0	2006
	7.150188	9.133921	27.74%	0	2005
	6.382676	7.150188	12.02%	0	2004
	4.797249	6.382676	33.05%	0	2003
	6.443529	4.797249	-25.55%	0	2002
	9.207114	6.443529	-30.02%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.190879	23.935024	24.72%	4,131	2007
	14.713249	19.190879	30.43%	4,131	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.305011	10.575722	2.63%	943	2007
	9.357801	10.305011	10.12%	943	2006
	9.302016	9.357801	0.60%	1,104	2005
	8.740006	9.302016	6.43%	1,104	2004
	7.523744	8.740006	16.17%	10,177	2003
	8.746499	7.523744	-13.98%	1,104	2002
	9.257079	8.746499	-5.52%	0	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.605063	18.044908	-3.01%	0	2007
	15.759416	18.605063	18.06%	0	2006
	14.449572	15.759416	9.06%	0	2005
	12.160197	14.449572	18.83%	0	2004
	8.762545	12.160197	38.77%	0	2003
	10.000000	8.762545	-12.37%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.800610	13.454953	5.11%	2,357	2007
	12.625975	12.800610	1.38%	4,198	2006
	12.463096	12.625975	1.31%	5,329	2005
	12.303120	12.463096	1.30%	8,171	2004
	12.295493	12.303120	0.06%	9,293	2003
	11.293161	12.295493	8.88%	9,931	2002
	10.734272	11.293161	5.21%	935	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	7,198	2003
	4.925420	3.443952	-30.08%	4,346	2002
	6.987497	4.925420	-29.51%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.764183	14.176525	11.06%	13,980	2007
	12.668421	12.764183	0.76%	14,491	2006
	11.909823	12.668421	6.37%	8,486	2005
	11.257465	11.909823	5.79%	6,076	2004
	8.390084	11.257465	34.18%	1,510	2003
	10.000000	8.390084	-16.10%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.325309	11.706779	3.37%	0	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	711	2004
	9.872402	10.450593	5.86%	693	2003
	10.000000	9.872402	-1.28%	672	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	0	2006
	11.105782	11.384121	2.51%	0	2005
	10.564539	11.105782	5.12%	16,190	2004
	9.471588	10.564539	11.54%	16,191	2003
	10.000000	9.471588	-5.28%	10,204	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	0	2006
	11.362127	11.742570	3.35%	0	2005
	10.573837	11.362127	7.46%	23,208	2004
	8.978240	10.573837	17.77%	25,085	2003
	10.000000	8.978240	-10.22%	59,028	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.761487	14.328837	4.12%	5,869	2007
	12.246540	13.761487	12.37%	6,322	2006
	11.658524	12.246540	5.04%	6,322	2005
	10.602160	11.658524	9.96%	30,233	2004
	8.533634	10.602160	24.24%	28,375	2003
	10.000000	8.533634	-14.66%	22,385	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.377533	14.943186	3.93%	1,048	2007
	12.539933	14.377533	14.65%	1,013	2006
	11.842767	12.539933	5.89%	1,093	2005
	10.587104	11.842767	11.86%	6,755	2004
	8.183923	10.587104	29.36%	6,780	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.268212	9.910701	6.93%	1,176	2007
	8.595611	9.268212	7.82%	1,704	2006
	7.983805	8.595611	7.66%	1,340	2005
	7.056149	7.983805	13.15%	1,340	2004
	5.132637	7.056149	37.48%	9,321	2003
	8.307241	5.132637	-38.21%	803	2002
	12.152925	8.307241	-31.64%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.480673	19.498034	5.50%	2,997	2007
	17.142369	18.480673	7.81%	4,287	2006
	15.587433	17.142369	9.98%	3,835	2005
	13.729366	15.587433	13.53%	8,766	2004
	10.393469	13.729366	32.10%	3,849	2003
	12.509403	10.393469	-16.91%	3,208	2002
	12.921938	12.509403	-3.19%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.790701	11.091854	2.79%	1,717	2007
	10.522423	10.790701	2.55%	4,765	2006
	10.446928	10.522423	0.72%	240	2005
	10.563553	10.446928	-1.10%	1,589	2004
	10.701197	10.563553	-1.29%	1,570	2003
	10.777889	10.701197	-0.71%	7,530	2002
	10.605632	10.777889	1.62%	0	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	0	2006
	16.203883	17.813067	9.93%	517	2005
	13.734777	16.203883	17.98%	517	2004
	10.000000	13.734777	37.35%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.993105	16.140649	7.65%	590	2007
	14.807889	14.993105	1.25%	892	2006
	13.963999	14.807889	6.04%	877	2005
	12.550621	13.963999	11.26%	880	2004
	9.528413	12.550621	31.72%	875	2003
	14.560133	9.528413	-34.56%	1,247	2002
	16.648755	14.560133	-12.55%	238	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.606753	21.559228	-8.67%	2,061	2007
	20.514908	23.606753	15.07%	3,230	2006
	20.287630	20.514908	1.12%	3,316	2005
	17.630611	20.287630	15.07%	4,487	2004
	11.457422	17.630611	53.88%	4,797	2003
	16.035460	11.457422	-28.55%	5,484	2002
	12.744198	16.035460	25.83%	6,238	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.880348	21.919930	0.18%	1,532	2007
	19.906540	21.880348	9.92%	2,096	2006
	18.065673	19.906540	10.19%	7,053	2005
	15.472238	18.065673	16.76%	7,446	2004
	11.184395	15.472238	38.34%	3,771	2003
	13.791138	11.184395	-18.90%	3,720	2002
	15.070448	13.791138	-8.49%	1,323	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.485028	11.126179	6.11%	2,055	2007
	9.405708	10.485028	11.48%	2,104	2006
	8.923294	9.405708	5.41%	2,376	2005
	8.287900	8.923294	7.67%	2,435	2004
	6.625425	8.287900	25.09%	12,982	2003
	8.172057	6.625425	-18.93%	5,611	2002
	9.448103	8.172057	-13.51%	1,689	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.060193	17.574164	9.43%	8,912	2007
	14.097378	16.060193	13.92%	8,912	2006
	13.027702	14.097378	8.21%	0	2005
	11.181069	13.027702	16.52%	0	2004
	9.074768	11.181069	23.21%	0	2003
	10.000000	9.074768	-9.25%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.132924	3.690583	17.80%	2,726	2007
	2.872608	3.132924	9.06%	2,726	2006
	2.943294	2.872608	-2.40%	2,726	2005
	2.876240	2.943294	2.33%	2,726	2004
	1.888681	2.876240	52.29%	2,726	2003
	3.364948	1.888681	-43.87%	4,222	2002
	5.989717	3.364948	-43.82%	5,139	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.757500	13.860952	17.89%	0	2007
	10.788930	11.757500	8.98%	0	2006
	11.053980	10.788930	-2.40%	0	2005
	10.805736	11.053980	2.30%	0	2004
	7.097577	10.805736	52.25%	0	2003
	10.000000	7.097577	-29.02%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.197010	15.848782	20.09%	8,929	2007
	13.490766	13.197010	-2.18%	9,540	2006
	12.278996	13.490766	9.87%	1,963	2005
	13.131364	12.278996	10.31%	2,021	2004
	7.445495	11.131364	49.50%	1,325	2003
	10.000000	7.445495	-25.55%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.322987	9.901315	-4.08%	3,337	2007
	9.078368	10.322987	13.71%	11,232	2006
	8.876690	9.078368	2.27%	11,482	2005
	7.700955	8.876690	15.27%	4,334	2004
	5.972569	7.700955	28.94%	1,264	2003
	8.133455	5.972569	-26.57%	1,116	2002
	9.439135	8.133455	-13.83%	0	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.051225	13.394031	2.63%	0	2007
	12.689357	13.051225	2.85%	212	2006
	12.658477	12.689357	0.24%	1,248	2005
	12.112226	12.658477	4.51%	11,502	2004
	11.012457	12.112226	9.99%	12,906	2003
	10.471032	11.012457	5.17%	4,068	2002
	10.245769	10.471032	2.20%	0	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.291827	12.643338	11.97%	13,978	2007
	10.662455	11.291827	5.90%	16,090	2006
	10.341087	10.662455	3.11%	26,109	2005
	9.857594	10.341087	4.90%	28,123	2004
	7.673761	9.857594	28.46%	30,453	2003
	10.695313	7.673761	-28.25%	19,785	2002
	12.472602	10.695313	-14.25%	10,238	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.460476	22.384636	4.31%	426	2007
	18.587129	21.460476	15.46%	660	2006
	16.570216	18.587129	12.17%	661	2005
	14.170841	16.570216	16.93%	20,744	2004
	10.000000	14.170841	41.71%	14,981	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.264567	13.833378	4.29%	5,947	2007
	11.488228	13.264567	15.46%	9,209	2006
	10.244297	11.488228	12.14%	10,238	2005
	8.763286	10.244297	16.90%	10,603	2004
	6.245795	8.763286	40.31%	12,396	2003
	8.176890	6.245795	-23.62%	11,981	2002
	9.477189	8.176890	-13.72%	4,288	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.597115	10.854537	2.43%	4,505	2007
	9.390774	10.597115	12.85%	4,936	2006
	9.032316	9.390774	3.97%	4,936	2005
	8.411542	9.032316	7.38%	15,979	2004
	6.766391	8.411542	24.31%	10,590	2003
	8.494330	6.766391	-20.34%	11,434	2002
	9.639258	8.494330	-11.88%	6,407	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.754411	11.216980	4.30%	6,806	2007
	10.647470	10.754411	1.00%	7,401	2006
	9.661983	10.647470	10.20%	7,447	2005
	8.222845	9.661983	17.50%	7,587	2004
	6.674005	8.222845	23.21%	7,663	2003
	9.421935	6.674005	-29.17%	7,132	2002
	13.975777	9.421935	-32.58%	6,738	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.508312	11.594927	10.34%	0	2007
	10.000000	10.508312	5.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.953793	11.070083	1.06%	0	2007
	10.000000	10.953793	9.54%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.210350	10.538879	3.22%	0	2007
	10.000000	10.210350	2.10%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.954535	23.986894	4.50%	0	2007
	21.115803	22.954535	8.71%	0	2006
	19.174523	21.115803	10.12%	0	2005
	17.758937	19.174523	7.97%	0	2004
	14.157666	17.758937	25.44%	118	2003
	13.213325	14.157666	7.15%	0	2002
	12.234919	13.213325	8.00%	0	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.240527	9.915263	20.32%	0	2007
	7.686787	8.240527	7.20%	0	2006
	6.664359	7.686787	15.34%	0	2005
	5.586822	6.664359	19.29%	4,057	2004
	4.017136	5.586822	39.07%	4,103	2003
	5.948504	4.017136	-32.47%	4,380	2002
	8.579581	5.948504	-30.67%	0	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.288560	27.078268	-18.66%	1,811	2007
	24.579498	33.288560	35.43%	4,641	2006
	21.404236	24.579498	14.83%	6,009	2005
	15.996561	21.404236	33.81%	14,227	2004
	11.857917	15.996561	34.90%	14,458	2003
	12.183524	11.857917	-2.67%	12,053	2002
	11.307986	12.183528	7.74%	1,582	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.256442	30.032847	34.94%	75	2007
	16.258430	22.256442	36.89%	75	2006
	12.567660	16.258430	29.37%	75	2005
	10.000000	12.567660	25.68%	27	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.978611	36.417891	34.99%	83	2007
	19.714010	26.978611	36.85%	2,963	2006
	15.223485	19.714010	29.50%	2,963	2005
	12.326720	15.223485	23.50%	2,963	2004
	8.149155	12.326720	51.26%	2,963	2003
	8.555421	8.149155	-4.75%	3,445	2002
	8.883159	8.555421	-3.69%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	0	2006
	12.425394	18.482404	48.75%	0	2005
	10.000000	12.425394	24.25%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	2,212	2006
	15.799703	23.510115	48.80%	2,212	2005
	12.964418	15.799703	21.87%	2,212	2004
	9.127452	12.964418	42.04%	2,212	2003
	9.575679	9.127452	-4.68%	2,647	2002
	10.900909	9.575679	-12.16%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.337965	13.306740	7.85%	0	2007
	11.062742	12.337965	11.53%	0	2006
	10.369426	11.062742	6.69%	0	2005
	9.638578	10.369426	7.58%	0	2004
	7.279475	9.638578	32.41%	0	2003
	9.693126	7.279475	-24.90%	0	2002*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	12.011263	12.563331	4.60%	3,992	2007
	10.910136	12.011263	10.09%	5,696	2006
	10.308024	10.910136	5.84%	7,648	2005
	8.888143	10.308024	15.98%	10,034	2004
	6.612889	8.888143	34.41%	10,653	2003
	9.211624	6.612889	-28.21%	11,253	2002
	9.752349	9.211624	-5.54%	5,247	2001*

part8.htm
Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.283120	12.206531	-0.62%	0	2007
	11.091360	12.283120	10.74%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.558365	12.661314	9.54%	0	2007
	11.114312	11.558365	4.00%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.439252	14.565594	8.38%	0	2007
	11.789285	13.439252	14.00%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.208049	10.980892	-2.03%	0	2007
	9.762160	11.208049	14.81%	0	2006
	9.515084	9.762160	2.60%	0	2005
	8.588388	9.515084	10.79%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.660755	14.653912	15.74%	0	2007
	10.327307	12.660755	22.59%	0	2006
	9.299489	10.327307	11.05%	0	2005
	8.252742	9.299489	12.68%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.000136	17.361583	15.74%	0	2007
	12.235526	15.000136	22.59%	0	2006
	11.032771	12.235526	10.90%	0	2005
	9.777622	11.032771	12.84%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.008838	10.544161	-4.22%	0	2007
	10.000000	11.008838	10.09%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.017050	11.884673	18.64%	0	2007
	10.561751	10.017050	-5.16%	0	2006
	10.542872	10.561751	0.18%	0	2005
	9.715318	10.542872	8.52%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.345471	15.201559	-7.00%	0	2007
	14.048945	16.345471	16.35%	0	2006
	13.640862	14.048945	2.99%	0	2005
	12.168003	13.640862	12.10%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.501848	13.020777	37.03%	0	2007
	10.000000	9.501848	-4.98%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.485957	11.256412	7.35%	0	2007
	10.526828	10.485957	-0.39%	0	2006
	10.570422	10.526828	-0.41%	0	2005
	10.188610	10.570422	3.75%	2,540	2004

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.855002	11.162678	-5.84%	0	2007
	10.679910	11.855002	11.00%	0	2006
	9.377684	10.679910	13.89%	0	2005
	8.105931	9.377684	15.69%	0	2004

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.509669	14.299891	14.31%	0	2007
	10.752079	12.509669	16.35%	0	2006
	9.336979	10.752079	15.16%	0	2005
	8.299122	9.336979	12.51%	0	2004

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.356648	12.330772	-0.21%	0	2007
	10.558553	12.356648	17.03%	0	2006
	9.957039	10.558553	6.04%	0	2005
	9.120448	9.957039	9.17%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.426082	14.050576	-2.60%	0	2007
	12.859069	14.426082	12.19%	0	2006
	12.229431	12.859069	5.15%	0	2005
	10.233061	12.229431	19.51%	0	2004

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.650810	8.084805	5.67%	0	2007
	7.145145	7.650810	7.08%	0	2006
	7.032566	7.145145	1.60%	0	2005
	6.753010	7.032566	4.14%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.973108	10.291429	3.19%	0	2007
	8.806100	9.973108	13.25%	0	2006
	8.578259	8.806100	2.66%	0	2005
	7.907426	8.578259	8.48%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.286962	10.804629	5.03%	0	2007
	9.006853	10.286962	14.21%	0	2006
	8.800191	9.006853	2.35%	0	2005
	8.544050	8.800191	3.00%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.260428	9.909861	-3.42%	0	2007
	10.000000	10.260428	2.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.662586	13.082714	3.32%	0	2007
	12.398658	12.662586	2.13%	0	2006
	12.482613	12.398658	-0.67%	0	2005
	12.286109	12.482613	1.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	14.022824	16.154983	15.20%	0	2007
	12.815637	14.022824	9.42%	0	2006
	11.185234	12.815637	14.58%	0	2005
	9.890473	11.185234	13.09%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.335630	13.330123	42.79%	0	2007
	10.000000	9.335630	-6.64%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.727104	12.654456	-0.57%	0	2007
	10.809032	12.727104	17.75%	0	2006
	10.423208	10.809032	3.70%	0	2005
	9.544098	10.423208	9.21%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.466571	11.148565	6.52%	0	2007
	10.000000	10.466571	4.67%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.486464	11.326155	8.01%	0	2007
	10.000000	10.486464	4.86%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.506530	11.455106	9.03%	0	2007
	10.000000	10.506530	5.07%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.559079	9.118585	20.63%	0	2007
	7.320930	7.559079	3.25%	0	2006
	6.858317	7.320930	6.75%	0	2005
	6.533465	6.858317	4.97%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.465284	10.529463	24.38%	0	2007
	8.088667	8.465284	4.66%	0	2006
	7.806203	8.088667	3.62%	0	2005
	7.709846	7.806203	1.25%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.417143	9.477805	0.64%	0	2007
	8.638300	9.417143	9.02%	0	2006
	8.592804	8.638300	0.53%	0	2005
	8.005701	8.592804	7.33%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.558795	10.787773	2.17%	0	2007
	10.324258	10.558795	2.27%	0	2006
	10.314459	10.324258	0.10%	0	2005
	10.084062	10.314459	2.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.813433	11.111064	13.22%	0	2007
	10.000000	9.813433	-1.87%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.134135	15.092331	14.91%	0	2007
	11.356452	13.134135	15.65%	0	2006
	9.734736	11.356452	16.66%	0	2005
	8.748328	9.734736	11.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.223187	18.644891	14.93%	0	2007
	14.027069	16.223187	15.66%	0	2006
	12.028740	14.027069	16.61%	0	2005
	10.809048	12.028740	11.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.683306	15.201537	3.53%	0	2007
	12.887119	14.683306	13.94%	0	2006
	12.815288	12.887119	0.56%	0	2005
	11.466264	12.815288	11.77%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.070887	11.261623	1.72%	0	2007
	10.000000	11.070887	10.71%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.112789	9.678516	-4.29%	0	2007
	10.000000	10.112789	1.13%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.623123	13.403748	26.18%	0	2007
	10.000000	10.623123	6.23%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.810452	12.235605	13.18%	0	2007
	10.000000	10.810452	8.10%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.404170	11.325594	8.86%	0	2007
	10.000000	10.404170	4.04%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.907899	13.969789	0.44%	0	2007
	12.139383	13.907899	14.57%	0	2006
	11.335773	12.139383	7.09%	0	2005
	10.000000	11.335773	13.36%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.227353	11.021149	33.96%	0	2007
	7.689536	8.227353	6.99%	0	2006
	6.967145	7.689536	10.37%	0	2005
	6.023371	6.967145	15.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.767580	4.495213	19.31%	0	2007
	3.563365	3.767580	5.73%	0	2006
	3.257732	3.563365	9.38%	0	2005
	3.303823	3.257732	-1.40%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.637427	13.891346	19.37%	0	2007
	10.995253	11.637427	5.84%	0	2006
	10.072352	10.995253	9.16%	0	2005
	10.187572	10.072352	-1.13%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.518821	17.188123	4.05%	0	2007
	15.208589	16.518821	8.62%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.677177	15.911129	25.51%	0	2007
	8.817110	12.677177	43.78%	0	2006
	6.815092	8.817110	29.38%	0	2005
	5.856236	6.815092	16.37%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.034711	27.667553	25.56%	0	2007
	15.318384	22.034711	43.84%	0	2006
	11.833234	15.318384	29.45%	0	2005
	10.166316	11.833234	16.40%	0	2004

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.010930	10.283009	2.72%	0	2007
	9.797782	10.010930	2.18%	0	2006
	9.849942	9.797782	-0.53%	0	2005
	9.968174	9.849942	-1.19%	2,381	2004

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.080921	14.853192	5.48%	0	2007
	11.916542	14.080921	18.16%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.713341	13.513661	-1.46%	0	2007
	13.287497	13.713341	3.20%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.913163	12.542493	5.28%	0	2007
	10.715948	11.913163	11.17%	0	2006
	10.082381	10.715948	6.28%	0	2005
	8.878710	10.082381	13.56%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.313160	10.435861	1.19%	0	2007
	10.000000	10.313160	3.13%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.712214	15.270774	20.13%	0	2007
	11.303406	12.712214	12.46%	0	2006
	10.134807	11.303406	11.53%	0	2005
	8.887039	10.134807	14.04%	0	2004

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.068594	14.008467	7.19%	0	2007
	11.874246	13.068594	10.06%	0	2006
	10.258387	11.874246	15.75%	0	2005
	8.793708	10.258387	16.66%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.135502	10.240162	1.03%	0	2007
	10.000000	10.135502	1.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.125973	13.848384	5.50%	0	2007
	11.773048	13.125973	11.49%	0	2006
	11.236012	11.773048	4.78%	0	2005
	10.000000	11.236012	12.36%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.420045	10.843154	4.06%	0	2007
	10.000000	10.420045	4.20%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.402195	10.502388	0.96%	0	2007
	10.000000	10.402195	4.02%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.701461	11.998783	12.12%	0	2007
	10.000000	10.701461	7.01%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.229939	11.222723	9.70%	0	2007
	10.000000	10.229939	2.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.660879	12.801773	1.11%	0	2007
	11.674092	12.660879	8.45%	0	2006
	11.628808	11.674092	0.39%	0	2005
	10.772386	11.628808	7.95%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.283062	11.412324	1.15%	0	2007
	10.404099	11.283062	8.45%	0	2006
	10.000000	10.404099	4.04%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.409190	31.984109	42.73%	0	2007
	16.715714	22.409190	34.06%	0	2006
	12.852297	16.715714	30.06%	0	2005
	10.855897	12.852297	18.39%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.982737	35.649755	42.70%	0	2007
	18.645428	24.982737	33.99%	0	2006
	14.334085	18.645428	30.08%	0	2005
	12.106188	14.334085	18.40%	0	2004

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.223629	20.329502	18.03%	0	2007
	12.765982	17.223629	34.92%	0	2006
	12.227013	12.765982	4.41%	0	2005
	9.596197	12.227013	27.42%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.877044	14.805206	24.65%	0	2007
	9.109532	11.877044	30.38%	0	2006
	7.134712	9.109532	27.68%	0	2005
	6.372114	7.134712	11.97%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.145342	23.865994	24.66%	0	2007
	14.685797	19.145342	30.37%	0	2006
	11.505225	14.685797	27.64%	0	2005
	10.261213	11.505225	12.12%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.213220	14.356569	17.55%	0	2007
	9.894531	12.213220	23.43%	0	2006
	8.455560	9.894531	17.02%	0	2005
	7.455683	8.455560	13.41%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.113970	26.003983	17.59%	0	2007
	17.925550	22.113970	23.37%	0	2006
	15.318567	17.925550	17.02%	0	2005
	13.507152	15.318567	13.41%	0	2004

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.264876	10.529122	2.57%	0	2007
	9.326088	10.264876	10.07%	0	2006
	9.275205	9.326088	0.55%	0	2005
	8.719260	9.275205	6.38%	0	2004

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.558391	17.990417	-3.06%	0	2007
	15.727872	18.558391	18.00%	0	2006
	14.427987	15.727872	9.01%	0	2005
	12.148227	14.427987	18.77%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.750712	13.395641	5.06%	0	2007
	12.583156	12.750712	1.33%	0	2006
	12.427143	12.583156	1.26%	0	2005
	12.273884	12.427143	1.25%	0	2004

NVIT NVIT Growth Fund: Class I - Q/NQ	5.158135	6.045400	17.20%	0	2007
	4.954837	5.158135	4.10%	0	2006
	4.744656	4.954837	4.43%	0	2005
	4.474066	4.744656	6.05%	0	2004

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.732137	14.133697	11.01%	0	2007
	12.643043	12.732137	0.70%	0	2006
	11.892009	12.643043	6.32%	0	2005
	11.246360	11.892009	5.74%	10,977	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.296906	11.671436	3.32%	0	2007
	10.852024	11.296906	4.10%	0	2006
	10.712983	10.852024	1.30%	0	2005
	10.440308	10.712983	2.61%	33,949	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.078751	12.535829	3.78%	0	2007
	11.361342	12.078751	6.31%	0	2006
	11.089202	11.361342	2.45%	0	2005
	10.554142	11.089202	5.07%	83,568	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.795804	13.254940	3.59%	0	2007
	11.719089	12.795804	9.19%	0	2006
	11.345172	11.719089	3.30%	0	2005
	10.563437	11.345172	7.40%	292,569	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.726986	14.285581	4.07%	0	2007
	12.222044	13.726986	12.31%	0	2006
	11.641115	12.222044	4.99%	0	2005
	10.591735	11.641115	9.91%	198,456	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.341512	14.898112	3.88%	0	2007
	12.514870	14.341512	14.60%	0	2006
	11.825111	12.514870	5.83%	0	2005
	10.576701	11.825111	11.80%	174,709	2004

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.232065	9.867003	6.88%	0	2007
	8.566441	9.232065	7.77%	0	2006
	7.960756	8.566441	7.61%	0	2005
	7.039364	7.960756	13.09%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.408643	19.412092	5.45%	0	2007
	17.084241	18.408643	7.75%	0	2006
	15.542473	17.084241	9.92%	0	2005
	13.696747	15.542473	13.48%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.748619	11.042934	2.74%	0	2007
	10.486717	10.748619	2.50%	0	2006
	10.416772	10.486717	0.67%	0	2005
	10.538430	10.416772	-1.15%	74,944	2004

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.410719	21.606235	0.91%	0	2007
	17.788904	21.410719	20.36%	0	2006
	16.190131	17.788904	9.87%	0	2005
	13.730108	16.190131	17.92%	0	2004

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.934656	16.069497	7.60%	0	2007
	14.757674	14.934656	1.20%	0	2006
	13.923705	14.757674	5.99%	0	2005
	12.520788	13.923705	11.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.514801	21.464240	-8.72%	0	2007
	20.445386	23.514801	15.01%	0	2006
	20.229150	20.445386	1.07%	0	2005
	17.588746	20.229150	15.01%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.795083	21.823314	0.13%	0	2007
	19.839045	21.795083	9.86%	0	2006
	18.013574	19.839045	10.13%	0	2005
	15.435486	18.013574	16.70%	0	2004

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.444186	11.077166	6.06%	0	2007
	9.373836	10.444186	11.42%	0	2006
	8.897570	9.373836	5.35%	0	2005
	8.268230	8.897570	7.61%	0	2004

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.019936	17.521136	9.37%	0	2007
	14.069192	16.019936	13.87%	0	2006
	13.008254	14.069192	8.16%	0	2005
	11.170073	13.008254	16.46%	0	2004

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.122945	3.676954	17.74%	0	2007
	2.864905	3.122945	9.01%	0	2006
	2.936900	2.864905	-2.45%	0	2005
	2.871458	2.936900	2.28%	0	2004

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.729594	13.820981	17.83%	0	2007
	10.768796	11.729594	8.92%	0	2006
	11.038967	10.768796	-2.45%	0	2005
	10.796562	11.038967	2.25%	0	2004

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.163927	15.800961	20.03%	0	2007
	13.463789	13.163927	-2.23%	0	2006
	12.260664	13.463789	9.81%	0	2005
	11.120418	12.260664	10.25%	4,327	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.282762	9.857669	-4.13%	0	2007
	9.047598	10.282762	13.65%	0	2006
	8.851094	9.047598	2.22%	0	2005
	7.682654	8.851094	15.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.000381	13.335007	2.57%	0	2007
	12.646355	13.000381	2.80%	0	2006
	12.621996	12.646355	0.19%	0	2005
	12.083481	12.621996	4.46%	66,616	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.247833	12.587628	11.91%	0	2007
	10.626304	11.247833	5.85%	0	2006
	10.311271	10.626304	3.06%	0	2005
	9.834176	10.311271	4.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.420494	22.331478	4.25%	0	2007
	18.561920	21.420494	15.40%	0	2006
	16.556153	18.561920	12.11%	0	2005
	14.166030	16.556153	16.87%	40,081	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.219542	13.779357	4.23%	0	2007
	11.455061	13.219542	15.40%	0	2006
	10.219918	11.455061	12.09%	0	2005
	8.746892	10.219918	16.84%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.470370	10.254653	-2.06%	0	2007
	10.000000	10.470370	4.70%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.555857	10.806734	2.38%	0	2007
	9.358973	10.555857	12.79%	0	2006
	9.006305	9.358973	3.92%	0	2005
	8.391578	9.006305	7.33%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.963886	9.650339	-3.15%	0	2007
	10.000000	9.963886	-0.36%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.712508	11.167549	4.25%	0	2007
	10.611375	10.712508	0.95%	0	2006
	9.634122	10.611375	10.14%	0	2005
	8.203305	9.634122	17.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.504770	11.585078	10.28%	0	2007
	10.000000	10.504770	5.05%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.950082	11.060656	1.01%	0	2007
	10.000000	10.950082	9.50%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.206857	10.529870	3.16%	0	2007
	10.000000	10.206857	2.07%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.364427	10.715375	3.39%	0	2007
	10.000000	10.364427	3.64%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.865085	23.881179	4.44%	0	2007
	21.044221	22.865085	8.65%	0	2006
	19.119244	21.044221	10.07%	0	2005
	17.716758	19.119244	7.92%	0	2004

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.212557	9.876543	20.26%	0	2007
	7.664589	8.212557	7.15%	0	2006
	6.648490	7.664589	15.28%	0	2005
	5.576363	6.648490	19.23%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.158959	26.959014	-18.70%	0	2007
	24.496228	33.158959	35.36%	0	2006
	21.342572	24.496228	14.78%	0	2005
	15.958607	21.342572	33.74%	45,257	2004

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.226360	29.976905	34.87%	0	2007
	16.244707	22.226360	36.82%	0	2006
	12.563429	16.244707	29.30%	0	2005
	10.000000	12.563429	25.63%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.873484	36.257411	34.92%	0	2007
	19.647169	26.873484	36.78%	0	2006
	15.179571	19.647169	29.43%	0	2005
	12.297423	15.179571	23.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.550866	32.130413	42.48%	0	2007
	18.466810	22.550866	22.12%	0	2006
	12.421213	18.466810	48.67%	0	2005
	10.000000	12.421213	24.21%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.601879	40.759874	42.51%	0	2007
	23.430406	28.601879	22.07%	0	2006
	15.754131	23.430406	48.73%	0	2005
	12.933607	15.754131	21.81%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.296165	13.254857	7.80%	0	2007
	11.030864	12.296165	11.47%	0	2006
	10.344787	11.030864	6.63%	0	2005
	9.620573	10.344787	7.53%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	11.970539	12.514324	4.54%	0	2007
	10.878681	11.970539	10.04%	0	2006
	10.283530	10.878681	5.79%	0	2005
	8.871536	10.283530	15.92%	0	2004

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.253928	12.171273	-0.67%	0	2007
	11.070624	12.253928	10.69%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.530891	12.624745	9.49%	0	2007
	11.093531	11.530891	3.94%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.421053	14.538404	8.33%	0	2007
	11.779311	13.421053	13.94%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.164302	10.932418	-2.08%	0	2007
	9.729006	11.164302	14.75%	0	2006
	9.487595	9.729006	2.54%	0	2005
	8.567953	9.487595	10.73%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.611389	14.589304	15.68%	0	2007
	10.292269	12.611389	22.53%	0	2006
	9.272654	10.292269	11.00%	0	2005
	8.233125	9.272654	12.63%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	14.964487	17.311446	15.68%	0	2007
	12.212659	14.964487	22.53%	0	2006
	11.017767	12.212659	10.85%	0	2005
	9.769298	11.017767	12.78%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.005109	10.535179	-4.27%	0	2007
	10.000000	11.005109	10.05%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.993251	11.850356	18.58%	0	2007
	10.542021	9.993251	-5.21%	0	2006
	10.528529	10.542021	0.13%	0	2005
	9.707050	10.528529	8.46%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.281761	15.134533	-7.05%	0	2007
	14.001311	16.281761	16.29%	0	2006
	13.601526	14.001311	2.94%	0	2005
	12.139101	13.601526	12.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.498631	13.009704	36.96%	0	2007
	10.000000	9.498631	-5.01%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.466370	11.229625	7.29%	0	2007
	10.512510	10.466370	-0.44%	0	2006
	10.561415	10.512510	-0.46%	0	2005
	10.185123	10.561415	3.69%	0	2004

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.808768	11.113439	-5.89%	0	2007
	10.643672	11.808768	10.95%	0	2006
	9.350619	10.643672	13.83%	0	2005
	8.086661	9.350619	15.63%	0	2004

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.460899	14.236857	14.25%	0	2007
	10.715618	12.460899	16.29%	0	2006
	9.310043	10.715618	15.10%	0	2005
	8.279397	9.310043	12.45%	0	2004

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.308463	12.276386	-0.26%	0	2007
	10.522732	12.308463	16.97%	0	2006
	9.928320	10.522732	5.99%	0	2005
	9.098784	9.928320	9.12%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.391831	14.010025	-2.65%	0	2007
	12.835064	14.391831	12.13%	0	2006
	12.212803	12.835064	5.10%	0	2005
	10.224364	12.212803	19.45%	0	2004

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.620978	8.049148	5.62%	0	2007
	7.120901	7.620978	7.02%	0	2006
	7.012263	7.120901	1.55%	0	2005
	6.736948	7.012263	4.09%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.934209	10.246035	3.14%	0	2007
	8.776217	9.934209	13.19%	0	2006
	8.553497	8.776217	2.60%	0	2005
	7.888621	8.553497	8.43%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.246854	10.756980	4.98%	0	2007
	8.976307	10.246854	14.15%	0	2006
	8.774806	8.976307	2.30%	0	2005
	8.523748	8.774806	2.95%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.256965	9.901435	-3.47%	0	2007
	10.000000	10.256965	2.57%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.613224	13.025028	3.26%	0	2007
	12.356608	12.613224	2.08%	0	2006
	12.446617	12.356608	-0.72%	0	2005
	12.256937	12.446617	1.55%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	13.968135	16.083730	15.15%	0	2007
	12.772158	13.968135	9.36%	0	2006
	11.152948	12.772158	14.52%	0	2005
	9.866963	11.152948	13.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.332470	13.318792	42.71%	0	2007
	10.000000	9.332470	-6.68%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.677501	12.598676	-0.62%	0	2007
	10.772376	12.677501	17.69%	0	2006
	10.393148	10.772376	3.65%	0	2005
	9.521414	10.393148	9.16%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.463031	11.139084	6.46%	0	2007
	10.000000	10.463031	4.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.482916	11.316515	7.95%	0	2007
	10.000000	10.482916	4.83%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.502972	11.445346	8.97%	0	2007
	10.000000	10.502972	5.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.529618	9.078401	20.57%	0	2007
	7.296111	7.529618	3.20%	0	2006
	6.838535	7.296111	6.69%	0	2005
	6.517942	6.838535	4.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.432255	10.483018	24.32%	0	2007
	8.061206	8.432255	4.60%	0	2006
	7.783662	8.061206	3.57%	0	2005
	7.691507	7.783662	1.20%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.380419	9.436010	0.59%	0	2007
	8.608998	9.380419	8.96%	0	2006
	8.568021	8.608998	0.48%	0	2005
	7.986680	8.568021	7.28%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.539097	10.762125	2.12%	0	2007
	10.310242	10.539097	2.22%	0	2006
	10.305686	10.310242	0.04%	0	2005
	10.080627	10.305686	2.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.810111	11.101611	13.16%	0	2007
	10.000000	9.810111	-1.90%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.082933	15.025802	14.85%	0	2007
	11.317935	13.082933	15.59%	0	2006
	9.706658	11.317935	16.60%	0	2005
	8.727539	9.706658	11.22%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.184681	18.591095	14.87%	0	2007
	14.000898	16.184681	15.60%	0	2006
	12.012398	14.000898	16.55%	0	2005
	10.799864	12.012398	11.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.648447	15.157668	3.48%	0	2007
	12.863065	14.648447	13.88%	0	2006
	12.797874	12.863065	0.51%	0	2005
	11.456515	12.797874	11.71%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.067139	11.252036	1.67%	0	2007
	10.000000	11.067139	10.67%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.109363	9.670281	-4.34%	0	2007
	10.000000	10.109363	1.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.619522	13.392336	26.11%	0	2007
	10.000000	10.619522	6.20%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.806791	12.225199	13.13%	0	2007
	10.000000	10.806791	8.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.400635	11.315943	8.80%	0	2007
	10.000000	10.400635	4.01%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.889084	13.943736	0.39%	0	2007
	12.129124	13.889084	14.51%	0	2006
	11.331952	12.129124	7.03%	0	2005
	10.000000	11.331952	13.32%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.198336	10.976647	33.89%	0	2007
	7.666316	8.198336	6.94%	0	2006
	6.949648	7.666316	10.31%	0	2005
	6.011309	6.949648	15.61%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.754292	4.477053	19.25%	0	2007
	3.552614	3.754292	5.68%	0	2006
	3.249553	3.552614	9.33%	0	2005
	3.297208	3.249553	-1.45%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.609795	13.851275	19.31%	0	2007
	10.974721	11.609795	5.79%	0	2006
	10.058657	10.974721	9.11%	0	2005
	10.178910	10.058657	-1.18%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.487973	17.147231	4.00%	0	2007
	15.187919	16.487973	8.56%	0	2006
	13.972243	15.187919	8.70%	0	2005
	12.137534	13.972243	15.12%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.632426	15.846836	25.45%	0	2007
	8.790457	12.632426	43.71%	0	2006
	6.797949	8.790457	29.31%	0	2005
	5.844498	6.797949	16.31%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.982398	27.587725	25.50%	0	2007
	15.289791	21.982398	43.77%	0	2006
	11.817150	15.289791	29.39%	0	2005
	10.157673	11.817150	16.34%	0	2004

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.992258	10.258557	2.67%	0	2007
	9.784478	9.992258	2.12%	0	2006
	9.841564	9.784478	-0.58%	0	2005
	9.964766	9.841564	-1.24%	0	2004

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.047477	14.810316	5.43%	0	2007
	11.894280	14.047477	18.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.680755	13.474648	-1.51%	0	2007
	13.262674	13.680755	3.15%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.866747	12.487225	5.23%	0	2007
	10.679623	11.866747	11.12%	0	2006
	10.053318	10.679623	6.23%	0	2005
	8.857629	10.053318	13.50%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.309676	10.426986	1.14%	0	2007
	10.000000	10.309676	3.10%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.662545	15.203322	20.07%	0	2007
	11.264982	12.662545	12.41%	0	2006
	10.105501	11.264982	11.47%	0	2005
	8.865868	10.105501	13.98%	0	2004

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.017642	13.946684	7.14%	0	2007
	11.833970	13.017642	10.00%	0	2006
	10.228792	11.833970	15.69%	0	2005
	8.772807	10.228792	16.60%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.132077	10.231452	0.98%	0	2007
	10.000000	10.132077	1.32%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.108220	13.822570	5.45%	0	2007
	11.763111	13.108220	11.43%	0	2006
	11.232231	11.763111	4.73%	0	2005
	10.000000	11.232231	12.32%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.416519	10.833923	4.01%	0	2007
	10.000000	10.416519	4.17%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.398680	10.493465	0.91%	0	2007
	10.000000	10.398680	3.99%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.697846	11.988593	12.07%	0	2007
	10.000000	10.697846	6.98%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.226475	11.213159	9.65%	0	2007
	10.000000	10.226475	2.26%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.611541	12.745336	1.06%	0	2007
	11.634512	12.611541	8.40%	0	2006
	11.595276	11.634512	0.34%	0	2005
	10.746806	11.595276	7.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.273516	11.396831	1.09%	0	2007
	10.400579	11.273516	8.39%	0	2006
	10.000000	10.400579	4.01%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.337963	31.866128	42.65%	0	2007
	16.671061	22.337963	33.99%	0	2006
	12.824480	16.671061	29.99%	0	2005
	10.837926	12.824480	18.33%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.923362	35.546819	42.62%	0	2007
	18.610577	24.923362	33.92%	0	2006
	14.314567	18.610577	30.01%	0	2005
	12.095873	14.314567	18.34%	0	2004

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.180429	20.268125	17.97%	0	2007
	12.740428	17.180429	34.85%	0	2006
	12.208744	12.740428	4.35%	0	2005
	9.586753	12.208744	27.35%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.839306	14.750612	24.59%	0	2007
	9.085207	11.839306	30.31%	0	2006
	7.119284	9.085207	27.61%	0	2005
	6.361569	7.119284	11.91%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.099862	23.797105	24.59%	0	2007
	14.658366	19.099862	30.30%	0	2006
	11.489572	14.658366	27.58%	0	2005
	10.252483	11.489572	12.07%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.165622	14.293288	17.49%	0	2007
	9.860979	12.165622	23.37%	0	2006
	8.431164	9.860979	16.96%	0	2005
	7.437963	8.431164	13.35%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.072707	25.942168	17.53%	0	2007
	17.901215	22.072707	23.30%	0	2006
	15.305550	17.901215	16.96%	0	2005
	13.502549	15.305550	13.35%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.224820	10.482661	2.52%	0	2007
	9.294425	10.224820	10.01%	0	2006
	9.248425	9.294425	0.50%	0	2005
	8.698529	9.248425	6.32%	0	2004

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.511834	17.936071	-3.11%	0	2007
	15.696400	18.511834	17.94%	0	2006
	14.406429	15.696400	8.95%	0	2005
	12.136261	14.406429	18.71%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.701038	13.336618	5.00%	0	2007
	12.540509	12.701038	1.28%	0	2006
	12.391329	12.540509	1.20%	0	2005
	12.244763	12.391329	1.20%	0	2004

NVIT NVIT Growth Fund: Class I - Q/NQ	5.138043	6.018772	17.14%	0	2007
	4.938044	5.138043	4.05%	0	2006
	4.730977	4.938044	4.38%	0	2005
	4.463437	4.730977	5.99%	0	2004

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.700194	14.091006	10.95%	0	2007
	12.617747	12.700194	0.65%	0	2006
	11.874251	12.617747	6.26%	0	2005
	11.235294	11.874251	5.69%	2,014	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.816951	11.594614	7.19%	0	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.268568	11.636185	3.26%	0	2007
	10.830309	11.268568	4.05%	0	2006
	10.696990	10.830309	1.25%	0	2005
	10.430034	10.696990	2.56%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.048446	12.497972	3.73%	0	2007
	11.338608	12.048446	6.26%	0	2006
	11.072641	11.338608	2.40%	0	2005
	10.543755	11.072641	5.02%	9,591	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.763693	13.214889	3.53%	0	2007
	11.695624	12.763693	9.13%	0	2006
	11.328215	11.695624	3.24%	0	2005
	10.553029	11.328215	7.35%	13,744	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.692531	14.242409	4.02%	0	2007
	12.197565	13.692531	12.26%	0	2006
	11.623715	12.197565	4.94%	0	2005
	10.581287	11.623715	9.85%	7,239	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.305520	14.853098	3.83%	0	2007
	12.489813	14.305520	14.54%	0	2006
	11.807448	12.489813	5.78%	0	2005
	10.566284	11.807448	11.75%	0	2004

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.196082	9.823501	6.82%	0	2007
	8.537390	9.196082	7.72%	0	2006
	7.937786	8.537390	7.55%	0	2005
	7.022639	7.937786	13.03%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.336862	19.326473	5.40%	0	2007
	17.026291	18.336862	7.70%	0	2006
	15.497629	17.026291	9.86%	0	2005
	13.664186	15.497629	13.42%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.706668	10.994195	2.69%	0	2007
	10.451103	10.706668	2.45%	0	2006
	10.386676	10.451103	0.62%	0	2005
	10.513346	10.386676	-1.20%	7,318	2004

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.370770	21.554851	0.86%	0	2007
	17.764744	21.370770	20.30%	0	2006
	16.176362	17.764744	9.82%	0	2005
	13.725434	16.176362	17.86%	0	2004

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.876463	15.998659	7.54%	0	2007
	14.707640	14.876463	1.15%	0	2006
	13.883550	14.707640	5.94%	0	2005
	12.491041	13.883550	11.15%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.423135	21.369593	-8.77%	0	2007
	20.376050	23.423135	14.95%	0	2006
	20.170796	20.376050	1.02%	0	2005
	17.546948	20.170796	14.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.710124	21.727093	0.08%	0	2007
	19.771776	21.710124	9.80%	0	2006
	17.961627	19.771776	10.08%	0	2005
	15.398826	17.961627	16.64%	0	2004

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.403477	11.028328	6.01%	0	2007
	9.342053	10.403477	11.36%	0	2006
	8.871909	9.342053	5.30%	0	2005
	8.248587	8.871909	7.56%	0	2004

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	15.979711	17.468179	9.31%	0	2007
	14.041000	15.979711	13.81%	0	2006
	12.988794	14.041000	8.10%	0	2005
	11.159055	12.988794	16.40%	0	2004

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.112998	3.663361	17.68%	0	2007
	2.857237	3.112998	8.95%	0	2006
	2.930529	2.857237	-2.50%	0	2005
	2.866690	2.930529	2.23%	0	2004

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.701746	13.781091	17.77%	0	2007
	10.748694	11.701746	8.87%	0	2006
	11.023967	10.748694	-2.50%	0	2005
	10.787384	11.023967	2.19%	0	2004

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.130911	15.753246	19.97%	0	2007
	13.436846	13.130911	-2.28%	0	2006
	12.242350	13.436846	9.76%	0	2005
	11.109474	12.242350	10.20%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.242660	9.814190	-4.18%	0	2007
	9.016897	10.242660	13.59%	0	2006
	8.825553	9.016897	2.17%	0	2005
	7.664394	8.825553	15.15%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.949735	13.276244	2.52%	0	2007
	12.603486	12.949735	2.75%	0	2006
	12.585616	12.603486	0.14%	0	2005
	12.054794	12.585616	4.40%	115	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.203962	12.532099	11.85%	0	2007
	10.590256	11.203962	5.80%	0	2006
	10.281519	10.590256	3.00%	0	2005
	9.810803	10.281519	4.80%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.380508	22.278368	4.20%	0	2007
	18.536700	21.380508	15.34%	0	2006
	16.542076	18.536700	12.06%	0	2005
	14.161203	16.542076	16.81%	2,293	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.174723	13.725592	4.18%	0	2007
	11.422032	13.174723	15.34%	0	2006
	10.195624	11.422032	12.03%	0	2005
	8.730549	10.195624	16.78%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.466825	10.245931	-2.11%	0	2007
	10.000000	10.466825	4.67%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.514697	10.759075	2.32%	0	2007
	9.327218	10.514697	12.73%	0	2006
	8.980316	9.327218	3.86%	0	2005
	8.371640	8.980316	7.27%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.960520	9.642124	-3.20%	0	2007
	10.000000	9.960520	-0.39%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.670712	11.118283	4.19%	0	2007
	10.575363	10.670712	0.90%	0	2006
	9.606312	10.575363	10.09%	0	2005
	8.183801	9.606312	17.38%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.501214	11.575226	10.23%	0	2007
	10.000000	10.501214	5.01%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.946387	11.051259	0.96%	0	2007
	10.000000	10.946387	9.46%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.203364	10.520869	3.11%	0	2007
	10.000000	10.203364	2.03%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.360918	10.706250	3.33%	0	2007
	10.000000	10.360918	3.61%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.776011	23.775951	4.39%	0	2007
	20.972916	22.776011	8.60%	0	2006
	19.064141	20.972916	10.01%	0	2005
	17.674709	19.064141	7.86%	0	2004

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.184711	9.838010	20.20%	0	2007
	7.642491	8.184711	7.09%	0	2006
	6.632688	7.642491	15.22%	0	2005
	5.565946	6.632688	19.17%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	33.029694	26.840139	-18.74%	0	2007
	24.413139	33.029694	35.29%	0	2006
	21.280993	24.413139	14.72%	0	2005
	15.920683	21.280993	33.67%	581	2004

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.196273	29.920983	34.80%	0	2007
	16.230974	22.196273	36.75%	0	2006
	12.559185	16.230974	29.24%	0	2005
	10.000000	12.559185	25.59%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.768723	36.097562	34.85%	0	2007
	19.580527	26.768723	36.71%	0	2006
	15.135770	19.580527	29.37%	0	2005
	12.268194	15.135770	23.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.520375	32.070520	42.41%	0	2007
	18.451216	22.520375	22.05%	0	2006
	12.417025	18.451216	48.60%	0	2005
	10.000000	12.417025	24.17%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.490441	40.580264	42.43%	0	2007
	23.350997	28.490441	22.01%	0	2006
	15.708711	23.350997	48.65%	0	2005
	12.902900	15.708711	21.75%	0	2004

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.254454	13.203137	7.74%	0	2007
	10.999052	12.254454	11.41%	0	2006
	10.320207	10.999052	6.58%	0	2005
	9.602609	10.320207	7.47%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	11.929896	12.465435	4.49%	0	2007
	10.847265	11.929896	9.98%	0	2006
	10.259054	10.847265	5.73%	0	2005
	8.854942	10.259054	15.86%	0	2004

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.224805	12.136116	-0.73%	0	2007
	11.049947	12.224805	10.63%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.503483	12.588280	9.43%	0	2007
	11.072803	11.503483	3.89%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.402874	14.511272	8.27%	547	2007
	11.769343	13.402874	13.88%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.120804	10.884237	-2.13%	17,368	2007
	9.696030	11.120804	14.69%	23,320	2006
	9.460244	9.696030	2.49%	24,156	2005
	8.547597	9.460244	10.68%	24,823	2004
	6.746126	8.547597	26.70%	25,060	2003
	8.542208	6.746126	-21.03%	25,630	2002
	9.517124	8.542208	-10.24%	7,625	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.562194	14.524938	15.62%	996	2007
	10.257340	12.562194	22.47%	1,898	2006
	9.245891	10.257340	10.94%	1,976	2005
	8.213544	9.245891	12.57%	2,009	2004
	6.734635	8.213544	21.96%	2,100	2003
	8.634862	6.734635	-22.01%	2,148	2002
	12.448741	8.634862	-30.64%	8,318	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	14.928929	17.261456	15.62%	7,949	2007
	12.189834	14.928929	22.47%	9,340	2006
	11.002769	12.189834	10.79%	9,306	2005
	9.760983	11.002769	12.72%	9,835	2004
	8.003444	9.760983	21.96%	10,143	2003
	10.000000	8.003444	-19.97%	7,458	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.001395	10.526222	-4.32%	7,071	2007
	10.000000	11.001395	10.01%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.969479	11.816111	18.52%	0	2007
	10.522307	9.969479	-5.25%	0	2006
	10.514187	10.522307	0.08%	754	2005
	9.698786	10.514187	8.41%	1,094	2004
	7.927692	9.698786	22.34%	870	2003
	10.000000	7.927692	-20.72%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.218258	15.067761	-7.09%	20,432	2007
	13.953790	16.218258	16.23%	27,611	2006
	13.562258	13.953790	2.89%	30,533	2005
	12.110238	13.562258	11.99%	31,986	2004
	9.587137	12.110238	26.32%	33,722	2003
	11.201712	9.587137	-14.41%	33,581	2002
	10.137636	11.201712	10.50%	13,130	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.495410	12.998633	36.89%	750	2007
	10.000000	9.495410	-5.05%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.446805	11.202885	7.24%	0	2007
	10.498201	10.446805	-0.49%	2,759	2006
	10.552410	10.498201	-0.51%	2,759	2005
	10.181634	10.552410	3.64%	6,006	2004
	10.000000	10.181634	1.82%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.762677	11.064384	-5.94%	0	2007
	10.607513	11.762677	10.89%	0	2006
	9.323593	10.607513	13.77%	0	2005
	8.067402	9.323593	15.57%	0	2004
	5.577770	8.067402	44.63%	0	2003
	8.648961	5.577770	-35.51%	0	2002
	12.375201	8.648961	-30.11%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.412254	14.174007	14.19%	0	2007
	10.679213	12.412254	16.23%	0	2006
	9.283128	10.679213	15.04%	0	2005
	8.259675	9.283128	12.39%	0	2004
	6.335783	8.259675	30.37%	0	2003
	8.076087	6.335783	-21.55%	0	2002
	10.609678	8.076087	-23.88%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.260431	12.222204	-0.31%	0	2007
	10.487003	12.260431	16.91%	0	2006
	9.899642	10.487003	5.93%	0	2005
	9.077137	9.899642	9.06%	0	2004
	7.403844	9.077137	22.60%	0	2003
	9.829084	7.403844	-24.67%	0	2002
	9.942010	9.829084	-1.14%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.357676	13.969607	-2.70%	4,800	2007
	12.811123	14.357676	12.07%	6,777	2006
	12.196229	12.811123	5.04%	6,050	2005
	10.215680	12.196229	19.39%	6,100	2004
	7.569450	10.215680	34.96%	6,100	2003
	10.000000	7.569450	-24.31%	3,461	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.591231	8.013618	5.56%	9,597	2007
	7.096725	7.591231	6.97%	9,611	2006
	6.992022	7.096725	1.50%	9,608	2005
	6.720932	6.992022	4.03%	9,606	2004
	5.445448	6.720932	23.42%	12,057	2003
	7.824478	5.445448	-30.40%	12,016	2002
	10.318982	7.824478	-24.17%	0	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.895472	10.200843	3.09%	49,775	2007
	8.746439	9.895472	13.14%	54,948	2006
	8.528816	8.746439	2.55%	55,454	2005
	7.869869	8.528816	8.37%	59,033	2004
	6.259089	7.869869	25.74%	60,295	2003
	8.230945	6.259089	-23.96%	50,320	2002
	9.570079	8.230945	-13.99%	11,979	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.206902	10.709550	4.92%	12,578	2007
	8.945861	10.206902	14.10%	19,246	2006
	8.749492	8.945861	2.24%	19,509	2005
	8.503490	8.749492	2.89%	19,927	2004
	7.164595	8.503490	18.69%	19,799	2003
	8.782702	7.164595	-18.42%	21,799	2002
	9.888186	8.782702	-11.18%	11,285	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.253497	9.893006	-3.52%	0	2007
	10.000000	10.253497	2.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.564026	12.967573	3.21%	9,892	2007
	12.314679	12.564026	2.02%	14,462	2006
	12.410689	12.314679	-0.77%	14,780	2005
	12.227793	12.410689	1.50%	18,673	2004
	11.929514	12.227793	2.50%	21,086	2003
	11.142163	11.929514	7.07%	17,474	2002
	10.532467	11.142163	5.79%	2,036	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	13.913635	16.012763	15.09%	41,683	2007
	12.728796	13.913635	9.31%	48,415	2006
	11.120741	12.728796	14.46%	46,201	2005
	9.843498	11.120741	12.98%	47,088	2004
	7.829445	9.843498	25.72%	50,357	2003
	8.825197	7.829445	-11.28%	46,444	2002
	10.282107	8.825197	-14.17%	9,509	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.329305	13.307433	42.64%	2,283	2007
	10.000000	9.329305	-6.71%	451	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.628064	12.543105	-0.67%	57,170	2007
	10.735822	12.628064	17.63%	66,794	2006
	10.363157	10.735822	3.60%	69,520	2005
	9.498796	10.363157	9.10%	67,936	2004
	7.446930	9.498796	27.55%	70,135	2003
	9.159972	7.446930	-18.70%	70,724	2002
	9.854339	9.159972	-7.05%	14,602	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.459496	11.129603	6.41%	0	2007
	10.000000	10.459496	4.59%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.479370	11.306894	7.90%	0	2007
	10.000000	10.479370	4.79%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.499414	11.435608	8.92%	0	2007
	10.000000	10.499414	4.99%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.500211	9.038297	20.51%	2,814	2007
	7.271311	7.500211	3.15%	2,922	2006
	6.818766	7.271311	6.64%	2,922	2005
	6.502411	6.818766	4.87%	4,985	2004
	5.119765	6.502411	27.01%	2,922	2003
	6.694209	5.119765	-23.52%	4,904	2002
	7.988718	6.694209	-16.20%	14,517	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.399362	10.436772	24.26%	13,086	2007
	8.033852	8.399362	4.55%	17,743	2006
	7.761188	8.033852	3.51%	18,089	2005
	7.673205	7.761188	1.15%	19,048	2004
	5.899618	7.673205	30.06%	19,432	2003
	8.629292	5.899618	-31.63%	18,475	2002
	10.709661	8.629292	-19.43%	12,230	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.343831	9.394378	0.54%	6,600	2007
	8.579779	9.343831	8.91%	9,036	2006
	8.543293	8.579779	0.43%	9,734	2005
	7.967694	8.543293	7.22%	10,701	2004
	6.406466	7.967694	24.37%	11,017	2003
	6.312150	6.406466	1.49%	6,256	2002
	7.315306	6.312150	-13.71%	322	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.519427	10.736536	2.06%	496	2007
	10.296235	10.519427	2.17%	2,163	2006
	10.296928	10.296235	-0.01%	2,464	2005
	10.077187	10.296928	2.18%	496	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.806795	11.092167	13.11%	1,266	2007
	10.000000	9.806795	-1.93%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.031869	14.959481	14.79%	2,893	2007
	11.279497	13.031869	15.54%	2,893	2006
	9.678616	11.279497	16.54%	2,893	2005
	8.706766	9.678616	11.16%	2,893	2004
	6.207036	8.706766	40.27%	3,517	2003
	7.955555	6.207036	-21.98%	4,186	2002
	10.318180	7.955555	-22.90%	8,066	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.146223	18.537412	14.81%	6,582	2007
	13.974726	16.146223	15.54%	9,795	2006
	11.996049	13.974726	16.49%	10,418	2005
	10.790672	11.996049	11.17%	7,429	2004
	7.690083	10.790672	40.32%	6,403	2003
	10.000000	7.690083	-23.10%	10,904	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.613642	15.113887	3.42%	1,443	2007
	12.839023	14.613642	13.82%	3,172	2006
	12.780448	12.839023	0.46%	3,147	2005
	11.446763	12.780448	11.65%	3,426	2004
	7.405989	11.446763	54.56%	2,198	2003
	10.000000	7.405989	-25.94%	161	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.063397	11.242463	1.62%	7,107	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.105944	9.662049	-4.39%	3,845	2007
	10.000000	10.105944	1.06%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.615926	13.380927	26.05%	1,327	2007
	10.000000	10.615926	6.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.803138	12.214802	13.07%	0	2007
	10.000000	10.803138	8.03%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.397135	11.306330	8.74%	0	2007
	10.000000	10.397135	3.97%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.870261	13.917710	0.34%	4,861	2007
	12.118856	13.870261	14.45%	7,992	2006
	11.328125	12.118856	6.98%	8,036	2005
	10.000000	11.328125	13.28%	1,649	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.169437	10.932359	33.82%	13,898	2007
	7.643179	8.169437	6.89%	15,525	2006
	6.932196	7.643179	10.26%	17,477	2005
	5.999277	6.932196	15.55%	19,391	2004
	5.094038	5.999277	17.77%	19,964	2003
	6.186133	5.094038	-17.65%	22,057	2002
	8.080524	6.186133	-23.44%	18,556	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.741031	4.458950	19.19%	5,976	2007
	3.541860	3.741031	5.62%	6,099	2006
	3.241370	3.541860	9.27%	6,429	2005
	3.290581	3.241370	-1.50%	8,935	2004
	2.293462	3.290581	43.48%	17,808	2003
	3.964208	2.293462	-42.15%	17,808	2002
	6.457722	3.964208	-38.61%	4,019	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.582222	13.811290	19.25%	2,616	2007
	10.954232	11.582222	5.73%	2,621	2006
	10.044976	10.954232	9.05%	2,636	2005
	10.170254	10.044976	-1.23%	3,507	2004
	7.056728	10.170254	44.12%	7,022	2003
	10.000000	7.056728	-29.43%	7,432	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.457204	17.106452	3.95%	0	2007
	15.167281	16.457204	8.50%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	350	2004
	10.000000	12.133402	21.33%	259	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.587891	15.782874	25.38%	0	2007
	8.763918	12.587891	43.63%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	769	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.930185	27.508084	25.43%	11,723	2007
	15.261227	21.930185	43.70%	5,592	2006
	11.801068	15.261227	29.32%	5,633	2005
	10.149016	11.801068	16.28%	6,260	2004
	7.700818	10.149016	31.79%	6,443	2003
	10.000000	7.700818	-22.99%	7,943	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.973597	10.234147	2.61%	1,425	2007
	9.771163	9.973597	2.07%	1,357	2006
	9.833172	9.771163	-0.63%	1,197	2005
	9.961375	9.833172	-1.29%	2,646	2004
	10.000000	9.961375	-0.39%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.014107	14.767554	5.38%	8,388	2007
	11.872058	14.014107	18.04%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.648238	13.435723	-1.56%	0	2007
	13.237895	13.648238	3.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.820434	12.432108	5.17%	5,521	2007
	10.643360	11.820434	11.06%	9,024	2006
	10.024275	10.643360	6.18%	9,705	2005
	8.836537	10.024275	13.44%	5,389	2004
	6.846694	8.836537	29.06%	5,074	2003
	9.503836	6.846694	-27.96%	4,282	2002
	9.852553	9.503836	-3.54%	0	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.306188	10.418105	1.09%	0	2007
	10.000000	10.306188	3.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.613177	15.136273	20.00%	5,364	2007
	11.226772	12.613177	12.35%	5,788	2006
	10.076342	11.226772	11.42%	6,078	2005
	8.844791	10.076342	13.92%	8,018	2004
	7.050541	8.844791	25.45%	8,510	2003
	10.187333	7.050541	-30.79%	8,915	2002
	13.804447	10.187333	-26.20%	7,563	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.966843	13.885135	7.08%	2,695	2007
	11.793790	12.966843	9.95%	2,698	2006
	10.199250	11.793790	15.63%	2,499	2005
	8.751925	10.199250	16.54%	7,355	2004
	6.614111	8.751925	32.32%	7,407	2003
	8.901954	6.614111	-25.70%	7,801	2002
	9.353966	8.901954	-4.83%	0	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.128652	10.222738	0.93%	726	2007
	10.000000	10.128652	1.29%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.412999	10.824700	3.95%	24,439	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.223017	11.203628	9.59%	1,540	2007
	10.000000	10.223017	2.23%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.562376	12.689152	1.01%	1,047	2007
	11.595056	12.562376	8.34%	2,232	2006
	11.561839	11.595056	0.29%	2,487	2005
	10.721266	11.561839	7.84%	5,280	2004
	8.951783	10.721266	19.77%	6,515	2003
	8.853567	8.951783	1.11%	5,352	2002
	8.674196	8.853567	2.07%	1,014	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.263973	11.381340	1.04%	3,621	2007
	10.397061	11.263973	8.34%	2,824	2006
	10.000000	10.397061	3.97%	3,040	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.266948	31.748546	42.58%	1,966	2007
	16.626514	22.266948	33.92%	2,021	2006
	12.796711	16.626514	29.93%	2,168	2005
	10.819976	12.796711	18.27%	2,168	2004
	6.683831	10.819976	61.88%	2,168	2003
	8.049848	6.683831	-16.97%	2,168	2002
	8.668856	8.049848	-7.14%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.864181	35.444242	42.55%	5,518	2007
	18.575830	24.864181	33.85%	4,958	2006
	14.295108	18.575830	29.95%	5,226	2005
	12.085590	14.295108	18.28%	5,350	2004
	7.467644	12.085590	61.84%	5,048	2003
	10.000000	7.467644	-25.32%	3,214	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.137335	20.206910	17.91%	27	2007
	12.714934	17.137335	34.78%	29	2006
	12.190522	12.714934	4.30%	35	2005
	9.577309	12.190522	27.29%	221	2004
	7.874340	9.577309	21.63%	246	2003
	10.000000	7.874340	-21.26%	266	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.801629	14.696115	24.53%	0	2007
	9.060896	11.801629	30.25%	0	2006
	7.103840	9.060896	27.55%	0	2005
	6.351013	7.103840	11.85%	0	2004
	4.780758	6.351013	32.85%	0	2003
	6.431226	4.780758	-25.66%	0	2002
	9.203720	6.431226	-30.12%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.054507	23.728420	24.53%	2,675	2007
	14.630990	19.054507	30.23%	2,054	2006
	11.473949	14.630990	27.51%	1,223	2005
	10.243769	11.473949	12.01%	1,561	2004
	7.727570	10.243769	32.56%	502	2003
	10.000000	7.727570	-22.72%	547	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.118163	14.230233	17.43%	1,779	2007
	9.827514	12.118163	23.31%	1,779	2006
	8.406838	9.827514	16.90%	2,667	2005
	7.420290	8.406838	13.30%	2,667	2004
	5.567726	7.420290	33.27%	2,667	2003
	7.618821	5.567726	-26.92%	2,667	2002
	9.581737	7.618821	-20.49%	581	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.031519	25.880481	17.47%	911	2007
	17.876898	22.031519	23.24%	554	2006
	15.292542	17.876898	16.90%	554	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.184966	10.436439	2.47%	2,198	2007
	9.262915	10.184966	9.95%	2,206	2006
	9.221750	9.262915	0.45%	2,049	2005
	8.677863	9.221750	6.27%	2,491	2004
	7.481673	8.677863	15.99%	2,432	2003
	8.710921	7.481673	-14.11%	1,849	2002
	9.233639	8.710921	-5.66%	0	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.465425	17.881926	-3.16%	0	2007
	15.665016	18.465425	17.88%	0	2006
	14.384939	15.665016	8.90%	0	2005
	12.124336	14.384939	18.65%	0	2004
	8.750059	12.124336	38.56%	0	2003
	10.000000	8.750059	-12.50%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.651515	13.277796	4.95%	24,290	2007
	12.497968	12.651515	1.23%	28,249	2006
	12.355580	12.497968	1.15%	28,609	2005
	12.215658	12.355580	1.15%	32,074	2004
	12.226769	12.215658	-0.09%	35,398	2003
	11.247230	12.226769	8.71%	44,756	2002
	10.707078	11.247230	5.04%	6,254	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.117956	5.992165	17.08%	296	2007
	4.921251	5.117956	4.00%	325	2006
	4.717297	4.921251	4.32%	300	2005
	4.452803	4.717297	5.94%	288	2004
	3.424662	4.452803	30.02%	712	2003
	4.905344	3.424662	-30.19%	732	2002
	6.969771	4.905344	-29.62%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.668291	14.048396	10.89%	2,341	2007
	12.592455	12.668291	0.60%	3,733	2006
	11.856486	12.592455	6.21%	3,697	2005
	11.224213	11.856486	5.63%	12,112	2004
	8.378093	11.224213	33.97%	10,146	2003
	10.000000	8.378093	-16.22%	4,021	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.813290	11.584740	7.13%	689	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.240282	11.601017	3.21%	655	2007
	10.808627	11.240282	3.99%	655	2006
	10.681004	10.808627	1.19%	678	2005
	10.419761	10.681004	2.51%	18,189	2004
	9.858342	10.419761	5.69%	17,106	2003
	10.000000	9.858342	-1.42%	803	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.018192	12.460192	3.68%	1,879	2007
	11.315902	12.018192	6.21%	1,879	2006
	11.056083	11.315902	2.35%	1,879	2005
	10.533364	11.056083	4.96%	122,078	2004
	9.458089	10.533364	11.37%	115,160	2003
	10.000000	9.458089	-5.42%	18,956	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.731689	13.174998	3.48%	3,293	2007
	11.672236	12.731689	9.08%	3,366	2006
	11.311318	11.672236	3.19%	16,775	2005
	10.542661	11.311318	7.29%	119,177	2004
	8.965450	10.542661	17.59%	120,867	2003
	10.000000	8.965450	-10.35%	27,341	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.658165	14.199386	3.96%	7,657	2007
	12.173144	13.658165	12.20%	8,416	2006
	11.606341	12.173144	4.88%	15,195	2005
	10.570861	11.606341	9.80%	122,254	2004
	8.521461	10.570861	24.05%	111,565	2003
	10.000000	8.521461	-14.79%	114,401	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.269599	14.808204	3.77%	14,116	2007
	12.464792	14.269599	14.48%	14,116	2006
	11.789789	12.464792	5.73%	11,931	2005
	10.555870	11.789789	11.69%	68,535	2004
	8.172252	10.555870	29.17%	69,494	2003
	10.000000	8.172252	-18.28%	26,952	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.160147	9.780100	6.77%	1,432	2007
	8.508374	9.160147	7.66%	1,919	2006
	7.914839	8.508374	7.50%	1,908	2005
	7.005904	7.914839	12.97%	1,960	2004
	5.103886	7.005904	37.27%	2,452	2003
	8.273390	5.103886	-38.31%	1,899	2002
	12.122123	8.273390	-31.75%	8,084	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.265332	19.241216	5.34%	19,928	2007
	16.968499	18.265332	7.64%	26,786	2006
	15.452880	16.968499	9.81%	27,349	2005
	13.631684	15.452880	13.36%	24,501	2004
	10.335306	13.631684	31.89%	25,271	2003
	12.458494	10.335306	-17.04%	23,644	2002
	12.889199	12.458494	-3.34%	9,877	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.664869	10.945655	2.63%	49,428	2007
	10.415600	10.664869	2.39%	27,616	2006
	10.356664	10.415600	0.57%	30,399	2005
	10.488319	10.356664	-1.26%	69,915	2004
	10.641254	10.488319	-1.44%	98,774	2003
	10.733926	10.641254	-0.86%	126,491	2002
	10.578635	10.733926	1.47%	9,851	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.330878	21.503583	0.81%	4,198	2007
	17.740610	21.330878	20.24%	6,581	2006
	16.162608	17.740610	9.76%	6,853	2005
	13.720758	16.162608	17.80%	2,441	2004
	10.000000	13.720758	37.21%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.818391	15.928039	7.49%	7,016	2007
	14.657700	14.818391	1.10%	8,156	2006
	13.843455	14.657700	5.88%	8,291	2005
	12.461332	13.843455	11.09%	13,789	2004
	9.475089	12.461332	31.52%	13,783	2003
	14.500883	9.475089	-34.66%	13,276	2002
	16.606604	14.500883	-12.68%	8,319	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.331781	21.275315	-8.81%	8,971	2007
	20.306904	23.331781	14.90%	15,421	2006
	20.112575	20.306904	0.97%	16,503	2005
	17.505231	20.112575	14.89%	11,588	2004
	11.393329	17.505231	53.64%	11,211	2003
	15.970228	11.393329	-28.66%	12,979	2002
	12.711918	15.970228	25.63%	6,550	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.625478	21.631279	0.03%	15,427	2007
	19.704712	21.625478	9.75%	17,107	2006
	17.909807	19.704712	10.02%	17,964	2005
	15.362226	17.909807	16.58%	18,534	2004
	11.121852	15.362226	38.13%	18,559	2003
	13.735040	11.121852	-19.03%	18,078	2002
	15.032303	13.735040	-8.63%	7,933	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.362878	10.979662	5.95%	1,809	2007
	9.310319	10.362878	11.31%	4,421	2006
	8.846274	9.310319	5.25%	5,340	2005
	8.228953	8.846274	7.50%	10,785	2004
	6.588356	8.228953	24.90%	12,367	2003
	8.138802	6.588356	-19.05%	9,254	2002
	9.424179	8.138802	-13.64%	7,608	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	15.939619	17.415409	9.26%	1,198	2007
	14.012889	15.939619	13.75%	2,968	2006
	12.969382	14.012889	8.05%	2,110	2005
	11.148064	12.969382	16.34%	5,948	2004
	9.061817	11.148064	23.02%	6,374	2003
	10.000000	9.061817	-9.38%	4,903	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.103081	3.649819	17.62%	0	2007
	2.849583	3.103081	8.90%	0	2006
	2.924167	2.849583	-2.55%	676	2005
	2.861931	2.924167	2.17%	676	2004
	1.882161	2.861931	52.06%	676	2003
	3.358489	1.882161	-43.96%	676	2002
	5.987495	3.358489	-43.91%	392	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.673907	13.741253	17.71%	0	2007
	10.728581	11.673907	8.81%	1,767	2006
	11.008946	10.728581	-2.55%	1,833	2005
	10.778192	11.008946	2.14%	1,878	2004
	7.090301	10.778192	52.01%	1,915	2003
	10.000000	7.090301	-29.10%	45	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.097920	15.705609	19.91%	1,505	2007
	13.409923	13.097920	-2.33%	1,505	2006
	12.224041	13.409923	9.70%	1,448	2005
	11.098513	12.224041	10.14%	7,240	2004
	7.434874	11.098513	49.28%	5,044	2003
	10.000000	7.434874	-25.65%	1,851	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.202686	9.770878	-4.23%	6,389	2007
	8.986278	10.202686	13.54%	9,874	2006
	8.800065	8.986278	2.12%	10,562	2005
	7.646162	8.800065	15.09%	9,623	2004
	5.939149	7.646162	28.74%	5,990	2003
	8.100362	5.939149	-26.68%	4,325	2002
	9.415211	8.100362	-13.97%	119	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.899216	13.217667	2.47%	9,972	2007
	12.560707	12.899216	2.69%	15,173	2006
	12.549283	12.560707	0.09%	15,712	2005
	12.026120	12.549283	4.35%	48,561	2004
	10.950902	12.026120	9.82%	53,006	2003
	10.428441	10.950902	5.01%	33,045	2002
	10.219812	10.428441	2.04%	4,435	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.160241	12.476801	11.80%	20,656	2007
	10.554295	11.160241	5.74%	27,592	2006
	10.251831	10.554295	2.95%	29,980	2005
	9.787472	10.251831	4.74%	31,729	2004
	7.630825	9.787472	28.26%	37,303	2003
	10.651785	7.630825	-28.36%	34,390	2002
	12.441012	10.651785	-14.38%	13,708	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.340637	22.225396	4.15%	8,082	2007
	18.511544	21.340637	15.28%	10,126	2006
	16.528020	18.511544	12.00%	10,057	2005
	14.156384	16.528020	16.75%	42,814	2004
	10.000000	14.156384	41.56%	32,179	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.130042	13.672032	4.13%	11,705	2007
	11.389082	13.130042	15.29%	12,611	2006
	10.171389	11.389082	11.97%	13,429	2005
	8.714241	10.171389	16.72%	16,707	2004
	6.220335	8.714241	40.09%	23,266	2003
	8.156044	6.220335	-23.73%	23,726	2002
	9.467611	8.156044	-13.85%	12,339	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.463286	10.237209	-2.16%	0	2007
	10.000000	10.463286	4.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.473670	10.711597	2.27%	15,090	2007
	9.295556	10.473670	12.67%	15,379	2006
	8.954387	9.295556	3.81%	15,874	2005
	8.351719	8.954387	7.22%	16,401	2004
	6.728539	8.351719	24.12%	17,357	2003
	8.459766	6.728539	-20.46%	16,328	2002
	9.614839	8.459766	-12.01%	6,012	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.957149	9.633917	-3.25%	746	2007
	10.000000	9.957149	-0.43%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.629106	11.069241	4.14%	807	2007
	10.539493	10.629106	0.85%	809	2006
	9.578595	10.539493	10.03%	915	2005
	8.164347	9.578595	17.32%	850	2004
	6.636658	8.164347	23.02%	829	2003
	9.383576	6.636658	-29.27%	1,830	2002
	13.940374	9.383576	-32.69%	7,219	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.497662	11.565362	10.17%	0	2007
	10.000000	10.497662	4.98%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.942684	11.041852	0.91%	6,628	2007
	10.000000	10.942684	9.43%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.199868	10.511870	3.06%	3,532	2007
	10.000000	10.199868	2.00%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.357423	10.697155	3.28%	0	2007
	10.000000	10.357423	3.57%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.687213	23.671112	4.34%	2,211	2007
	20.901775	22.687213	8.54%	2,247	2006
	19.009151	20.901775	9.96%	2,407	2005
	17.632719	19.009151	7.81%	2,407	2004
	14.078556	17.632719	25.25%	2,475	2003
	13.159594	14.078556	6.98%	1,859	2002
	12.203935	13.159594	7.83%	83	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.156912	9.799564	20.14%	15,022	2007
	7.620410	8.156912	7.04%	19,218	2006
	6.616893	7.620410	15.17%	20,422	2005
	5.555526	6.616893	19.10%	21,213	2004
	4.000740	5.555526	38.86%	21,928	2003
	5.933316	4.000740	-32.57%	24,554	2002
	8.570899	5.933316	-30.77%	19,072	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.900971	26.721811	-18.78%	13,477	2007
	24.330353	32.900971	35.23%	16,987	2006
	21.219625	24.330353	14.66%	17,892	2005
	15.882868	21.219625	33.60%	30,356	2004
	11.791634	15.882868	34.70%	32,022	2003
	12.133966	11.791634	-2.82%	24,598	2002
	11.279333	12.133966	7.58%	15,345	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.166246	29.865197	34.73%	0	2007
	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.664251	35.938253	34.78%	2,020	2007
	19.514028	26.664251	36.64%	2,077	2006
	15.092033	19.514028	29.30%	2,228	2005
	12.238984	15.092033	23.31%	4,297	2004
	8.103520	12.238984	51.03%	4,529	2003
	8.520571	8.103520	-4.89%	4,753	2002
	8.860634	8.520571	-3.84%	7,767	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.489894	32.010679	42.33%	4,117	2007
	18.435626	22.489894	21.99%	4,117	2006
	12.412836	18.435626	48.52%	2,327	2005
	10.000000	12.412836	24.13%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.379415	40.401384	42.36%	289	2007
	23.271834	28.379415	21.95%	289	2006
	15.663404	23.271834	48.57%	289	2005
	12.872243	15.663404	21.68%	2,320	2004
	9.076418	12.872243	41.82%	2,547	2003
	9.536718	9.076418	-4.83%	2,767	2002
	10.873293	9.536718	-12.29%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.212861	13.151565	7.69%	0	2007
	10.967286	12.212861	11.36%	0	2006
	10.295643	10.967286	6.52%	0	2005
	9.584639	10.295643	7.42%	0	2004
	7.249805	9.584639	32.21%	0	2003
	9.668423	7.249805	-25.02%	0	2002
	9.840749	9.668423	-1.75%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	11.889412	12.416762	4.44%	40,238	2007
	10.815954	11.889412	9.92%	44,378	2006
	10.234634	10.815954	5.68%	46,210	2005
	8.838363	10.234634	15.80%	46,263	2004
	6.585913	8.838363	34.20%	48,248	2003
	9.188124	6.585913	-28.32%	45,890	2002
	9.742487	9.188124	-5.69%	12,864	2001*

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.195722	12.101027	-0.78%	0	2007
	11.029269	12.195722	10.58%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.476151	12.551912	9.37%	0	2007
	11.052117	11.476151	3.84%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.077381	10.836164	-2.18%	0	2007
	9.663109	11.077381	14.64%	0	2006
	9.432928	9.663109	2.44%	0	2005
	8.527274	9.432928	10.62%	0	2004
	6.733511	8.527274	26.64%	0	2003
	8.530598	6.733511	-21.07%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.513181	14.460841	15.56%	0	2007
	10.222516	12.513181	22.41%	0	2006
	9.219187	10.222516	10.88%	0	2005
	8.194016	9.219187	12.51%	0	2004
	6.722044	8.194016	21.90%	0	2003
	8.623131	6.722044	-22.05%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	14.893445	17.211601	15.56%	0	2007
	12.167052	14.893445	22.41%	0	2006
	10.987789	12.167052	10.73%	0	2005
	9.752667	10.987789	12.66%	0	2004
	8.000705	9.752667	21.90%	0	2003
	10.000000	8.000705	-19.99%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.945771	11.781960	18.46%	0	2007
	10.502626	9.945771	-5.30%	0	2006
	10.499867	10.502626	0.03%	0	2005
	9.690524	10.499867	8.35%	0	2004
	7.924980	9.690524	22.28%	0	2003
	10.000000	7.924980	-20.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.997667	10.517249	-4.37%	0	2007
	10.000000	10.997667	9.98%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.155002	15.001291	-7.14%	0	2007
	13.906434	16.155002	16.17%	0	2006
	13.523111	13.906434	2.83%	0	2005
	12.081443	13.523111	11.93%	0	2004
	9.569216	12.081443	26.25%	0	2003
	11.186491	9.569216	-14.46%	0	2002*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.427272	11.176197	7.18%	0	2007
	10.483909	10.427272	-0.54%	0	2006
	10.543412	10.483909	-0.56%	0	2005
	10.178146	10.543412	3.59%	10,400	2004
	10.000000	10.178146	1.78%	5,697	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.716783	11.015558	-5.98%	0	2007
	10.571528	11.716783	10.83%	0	2006
	9.296684	10.571528	13.71%	0	2005
	8.048222	9.296684	15.51%	0	2004
	5.567338	8.048222	44.56%	0	2003
	8.637201	5.567338	-35.54%	0	2002*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.363777	14.111387	14.13%	0	2007
	10.642928	12.363777	16.17%	0	2006
	9.256305	10.642928	14.98%	0	2005
	8.240021	9.256305	12.33%	0	2004
	6.323938	8.240021	30.30%	0	2003
	8.065109	6.323938	-21.59%	0	2002*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.212625	12.168291	-0.36%	0	2007
	10.451423	12.212625	16.85%	0	2006
	9.871075	10.451423	5.88%	0	2005
	9.055556	9.871075	9.01%	0	2004
	7.389998	9.055556	22.54%	0	2003
	9.815718	7.389998	-24.71%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.323491	13.929190	-2.75%	0	2007
	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.561602	7.978229	5.51%	0	2007
	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.856846	10.155803	3.03%	0	2007
	8.716741	9.856846	13.08%	0	2006
	8.504178	8.716741	2.50%	0	2005
	7.851143	8.504178	8.32%	0	2004
	6.247385	7.851143	25.67%	0	2003
	8.219747	6.247385	-24.00%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.167097	10.662306	4.87%	0	2007
	8.915498	10.167097	14.04%	0	2006
	8.724234	8.915498	2.19%	0	2005
	8.483273	8.724234	2.84%	0	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.250027	9.884582	-3.57%	0	2007
	10.000000	10.250027	2.50%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.514992	12.910334	3.16%	0	2007
	12.272872	12.514992	1.97%	0	2006
	12.374856	12.272872	-0.82%	0	2005
	12.198720	12.374856	1.44%	0	2004
	11.907225	12.198720	2.45%	0	2003
	11.127027	11.907225	7.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	0	2004
	7.433007	9.476212	27.49%	0	2003
	9.147526	7.433007	-18.74%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	0	2003
	8.617548	5.888587	-31.67%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	0	2005
	7.948720	8.518596	7.17%	0	2004
	6.394476	7.948720	24.31%	0	2003
	6.303565	6.394476	1.44%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.107796	18.483807	14.75%	0	2007
	13.948578	16.107796	15.48%	0	2006
	11.979699	13.948578	16.44%	0	2005
	10.781464	11.979699	11.11%	0	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	13.859370	15.942134	15.03%	0	2007
	12.685607	13.859370	9.25%	0	2006
	11.088647	12.685607	14.40%	0	2005
	9.820090	11.088647	12.92%	0	2004
	7.814811	9.820090	25.66%	0	2003
	8.813204	7.814811	-11.33%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.499745	10.710950	2.01%	0	2007
	10.282213	10.499745	2.12%	0	2006
	10.288147	10.282213	-0.06%	0	2005
	10.073745	10.288147	2.13%	0	2004
	10.000000	10.073745	0.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.803474	11.082712	13.05%	0	2007
	10.000000	9.803474	-1.97%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.578869	15.070195	3.37%	0	2007
	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.326138	13.296094	42.57%	0	2007
	10.000000	9.326138	-6.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.455955	11.120134	6.35%	0	2007
	10.000000	10.455955	4.56%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.475826	11.297277	7.84%	0	2007
	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.495859	11.425874	8.86%	0	2007
	10.000000	10.495859	4.96%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.102516	9.653812	-4.44%	0	2007
	10.000000	10.102516	1.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.612336	13.369543	25.98%	0	2007
	10.000000	10.612336	6.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.799482	12.204408	13.01%	0	2007
	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.393609	11.296695	8.69%	0	2007
	10.000000	10.393609	3.94%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.851485	13.891722	0.29%	0	2007
	12.108612	13.851485	14.39%	0	2006
	11.324306	12.108612	6.93%	0	2005
	10.000000	11.324306	13.24%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.140610	10.888188	33.75%	0	2007
	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.727828	4.440934	19.13%	0	2007
	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.554669	13.771358	19.18%	0	2007
	10.933752	11.554669	5.68%	0	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.426466	17.065747	3.89%	0	2007
	15.146668	16.426466	8.45%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.543482	15.719127	25.32%	0	2007
	8.737444	12.543482	43.56%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.878017	27.428578	25.37%	0	2007
	15.232678	21.878017	43.63%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.954980	10.209798	2.56%	0	2007
	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	30,481	2004
	10.000000	9.957976	-0.42%	24,306	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.980746	14.724838	5.32%	0	2007
	11.849834	13.980746	17.98%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.615795	13.396903	-1.61%	0	2007
	13.213153	13.615795	3.05%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.774299	12.377230	5.12%	0	2007
	10.607220	11.774299	11.00%	0	2006
	9.995324	10.607220	6.12%	0	2005
	8.815516	9.995324	13.38%	0	2004
	6.833887	8.815516	29.00%	0	2003
	9.490909	6.833887	-28.00%	0	2002*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.302691	10.409234	1.03%	0	2007
	10.000000	10.302691	3.03%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.563916	15.069420	19.94%	0	2007
	11.188620	12.563916	12.29%	0	2006
	10.047217	11.188620	11.36%	0	2005
	8.823727	10.047217	13.87%	0	2004
	7.037336	8.823727	25.38%	0	2003
	10.173455	7.037336	-30.83%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.916243	13.823848	7.03%	0	2007
	11.753749	12.916243	9.89%	0	2006
	10.169791	11.753749	15.58%	0	2005
	8.731115	10.169791	16.48%	0	2004
	6.601750	8.731115	32.25%	0	2003
	8.889847	6.601750	-25.74%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.125219	10.214028	0.88%	0	2007
	10.000000	10.125219	1.25%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	451	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.513336	12.633128	0.96%	0	2007
	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.196097	31.631293	42.51%	0	2007
	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.805062	35.341831	42.48%	0	2007
	18.541093	24.805062	33.78%	0	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.094299	20.145829	17.85%	0	2007
	12.689455	17.094299	34.71%	0	2006
	12.172290	12.689455	4.25%	0	2005
	9.567871	12.172290	27.22%	0	2004
	7.870588	9.567871	21.56%	0	2003
	10.000000	7.870588	-21.29%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.764115	14.641898	24.46%	0	2007
	9.036698	11.764115	30.18%	0	2006
	7.088478	9.036698	27.48%	0	2005
	6.340503	7.088478	11.80%	0	2004
	4.775268	6.340503	32.78%	0	2003
	6.427129	4.775268	-25.70%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.009209	23.659857	24.47%	0	2007
	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.070868	14.167419	17.37%	0	2007
	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	21.990389	25.818917	17.41%	0	2007
	17.852608	21.990389	23.18%	0	2006
	15.279541	17.852608	16.84%	0	2005
	13.493364	15.279541	13.24%	0	2004
	10.000000	13.493364	34.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.145209	10.390364	2.42%	0	2007
	9.231447	10.145209	9.90%	0	2006
	9.195106	9.231447	0.40%	0	2005
	8.657213	9.195106	6.21%	0	2004
	7.467684	8.657213	15.93%	0	2003
	8.699077	7.467684	-14.16%	0	2002*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.419008	17.827822	-3.21%	0	2007
	15.633594	18.419008	17.82%	0	2006
	14.363399	15.633594	8.84%	0	2005
	12.112351	14.363399	18.58%	0	2004
	8.745879	12.112351	38.49%	0	2003
	10.000000	8.745879	-12.54%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.602135	13.219192	4.90%	0	2007
	12.455530	12.602135	1.18%	0	2006
	12.319888	12.455530	1.10%	0	2005
	12.186606	12.319888	1.09%	0	2004
	12.203933	12.186606	-0.14%	0	2003
	11.231951	12.203933	8.65%	0	2002*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.097975	5.965717	17.02%	0	2007
	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.636488	14.005951	10.84%	0	2007
	12.567248	12.636488	0.55%	0	2006
	11.838776	12.567248	6.15%	0	2005
	11.213169	11.838776	5.58%	5,974	2004
	8.374116	11.213169	33.90%	3,848	2003
	10.000000	8.374116	-16.26%	488	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.212035	11.565930	3.16%	0	2007
	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	79,997	2004
	9.853651	10.409473	5.64%	94,268	2003
	10.000000	9.853651	-1.46%	20,599	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.988026	12.422545	3.62%	0	2007
	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	130,860	2004
	9.453586	10.522984	11.31%	147,689	2003
	10.000000	9.453586	-5.46%	27,595	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.699711	13.135149	3.43%	0	2007
	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	370,513	2004
	8.961185	10.532259	17.53%	389,888	2003
	10.000000	8.961185	-10.39%	60,567	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.623857	14.156450	3.91%	0	2007
	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	146,534	2004
	8.517407	10.560445	23.99%	150,152	2003
	10.000000	8.517407	-14.83%	34,071	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.233770	14.763434	3.72%	0	2007
	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	34,781	2004
	8.168360	10.545460	29.10%	48,527	2003
	10.000000	8.168360	-18.32%	17,779	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.124375	9.736904	6.71%	0	2007
	8.479455	9.124375	7.61%	0	2006
	7.891954	8.479455	7.44%	0	2005
	6.989223	7.891954	12.92%	0	2004
	5.094330	6.989223	37.20%	0	2003
	8.262132	5.094330	-38.34%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.194066	19.156302	5.29%	0	2007
	16.910913	18.194066	7.59%	0	2006
	15.408276	16.910913	9.75%	0	2005
	13.599282	15.408276	13.30%	0	2004
	10.315991	13.599282	31.83%	0	2003
	12.441562	10.315991	-17.08%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.623206	10.897300	2.58%	0	2007
	10.380196	10.623206	2.34%	0	2006
	10.326717	10.380196	0.52%	0	2005
	10.463331	10.326717	-1.31%	78,051	2004
	10.621324	10.463331	-1.49%	165,079	2003
	10.719296	10.621324	-0.91%	36,133	2002*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.291051	21.452418	0.76%	0	2007
	17.716509	21.291051	20.18%	0	2006
	16.148871	17.716509	9.71%	0	2005
	13.716090	16.148871	17.74%	0	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.760544	15.857723	7.43%	0	2007
	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.240748	21.181424	-8.86%	0	2007
	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	0	2005
	17.463621	20.054519	14.84%	0	2004
	11.372033	17.463621	53.57%	0	2003
	15.948542	11.372033	-28.70%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.541052	21.535769	-0.02%	0	2007
	19.637782	21.541052	9.69%	0	2006
	17.858063	19.637782	9.97%	0	2005
	15.325664	17.858063	16.52%	0	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.322396	10.931147	5.90%	0	2007
	9.278688	10.322396	11.25%	0	2006
	8.820712	9.278688	5.19%	0	2005
	8.209369	8.820712	7.45%	0	2004
	6.576030	8.209369	24.84%	0	2003
	8.127729	6.576030	-19.09%	0	2002*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	15.899590	17.362763	9.20%	0	2007
	13.984819	15.899590	13.69%	0	2006
	12.949996	13.984819	7.99%	0	2005
	11.137079	12.949996	16.28%	0	2004
	9.057504	11.137079	22.96%	0	2003
	10.000000	9.057504	-9.42%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.093207	3.636340	17.56%	0	2007
	2.841968	3.093207	8.84%	0	2006
	2.917839	2.841968	-2.60%	0	2005
	2.857189	2.917839	2.12%	0	2004
	1.880002	2.857189	51.98%	0	2003
	3.356343	1.880002	-43.99%	0	2002*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.646156	13.701551	17.65%	0	2007
	10.708529	11.646156	8.76%	0	2006
	10.993963	10.708529	-2.60%	0	2005
	10.769016	10.993963	2.09%	0	2004
	7.087874	10.769016	51.94%	0	2003
	10.000000	7.087874	-29.12%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.065023	15.658131	19.85%	0	2007
	13.383057	13.065023	-2.38%	0	2006
	12.205758	13.383057	9.65%	0	2005
	11.087571	12.205758	10.09%	2,841	2004
	7.431326	11.087571	49.20%	2,757	2003
	10.000000	7.431326	-25.69%	197	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.162857	9.727744	-4.28%	0	2007
	8.955757	10.162857	13.48%	0	2006
	8.774641	8.955757	2.06%	0	2005
	7.627962	8.774641	15.03%	0	2004
	5.928033	7.627962	28.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.848901	13.159351	2.42%	0	2007
	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	34,711	2004
	10.930457	11.997543	9.76%	28,810	2003
	10.414287	10.930457	4.96%	2,318	2002*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.116689	12.421728	11.74%	0	2007
	10.518457	11.116689	5.69%	0	2006
	10.222216	10.518457	2.90%	0	2005
	9.764179	10.222216	4.69%	0	2004
	7.616546	9.764179	28.20%	0	2003
	10.637302	7.616546	-28.40%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.300790	22.172529	4.09%	0	2007
	18.486390	21.300790	15.22%	0	2006
	16.513972	18.486390	11.94%	0	2005
	14.151574	16.513972	16.69%	34,854	2004
	10.000000	14.151574	41.52%	31,802	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.085416	13.618564	4.07%	0	2007
	11.356156	13.085416	15.23%	0	2006
	10.147146	11.356156	11.91%	0	2005
	8.697915	10.147146	16.66%	0	2004
	6.211849	8.697915	40.02%	0	2003
	8.149095	6.211849	-23.77%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.459744	10.228503	-2.21%	0	2007
	10.000000	10.459744	4.60%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.432775	10.664296	2.22%	0	2007
	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	0	2004
	6.715954	8.331849	24.06%	0	2003
	8.448257	6.715954	-20.50%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.953774	9.625704	-3.30%	0	2007
	10.000000	9.953774	-0.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.587644	11.020395	4.09%	0	2007
	10.503716	10.587644	0.80%	0	2006
	9.550936	10.503716	9.98%	0	2005
	8.144921	9.550936	17.26%	0	2004
	6.624244	8.144921	22.96%	0	2003
	9.370812	6.624244	-29.31%	0	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.494101	11.555515	10.11%	0	2007
	10.000000	10.494101	4.94%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.938982	11.032458	0.85%	0	2007
	10.000000	10.938982	9.39%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.196373	10.502875	3.01%	0	2007
	10.000000	10.196373	1.96%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.353910	10.688043	3.23%	0	2007
	10.000000	10.353910	3.54%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.598697	23.566661	4.28%	0	2007
	20.830834	22.598697	8.49%	0	2006
	18.954277	20.830834	9.90%	0	2005
	17.590800	18.954277	7.75%	0	2004
	14.052254	17.590800	25.18%	0	2003
	13.141724	14.052254	6.93%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.129204	9.761267	20.08%	0	2007
	7.598402	8.129204	6.99%	0	2006
	6.601135	7.598402	15.11%	0	2005
	5.545115	6.601135	19.04%	0	2004
	3.995275	5.545115	38.79%	0	2003
	5.928247	3.995275	-32.61%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.772661	26.603928	-18.82%	0	2007
	24.247792	32.772661	35.16%	0	2006
	21.158374	24.247792	14.60%	0	2005
	15.845095	21.158374	33.53%	38,107	2004
	11.769601	15.845095	34.63%	35,681	2003
	12.117487	11.769601	-2.87%	11,169	2002*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.136230	29.809469	34.66%	0	2007
	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.560240	35.779705	34.71%	0	2007
	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.459454	31.950946	42.26%	0	2007
	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.268718	40.223141	42.29%	0	2007
	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.171403	13.100195	7.63%	0	2007
	10.935639	12.171403	11.30%	0	2006
	10.271156	10.935639	6.47%	0	2005
	9.566724	10.271156	7.36%	0	2004
	7.239941	9.566724	32.14%	0	2003
	9.660204	7.239941	-25.05%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	11.849050	12.368261	4.38%	0	2007
	10.784729	11.849050	9.87%	0	2006
	10.210285	10.784729	5.63%	0	2005
	8.821844	10.210285	15.74%	0	2004
	6.576951	8.821844	34.13%	0	2003
	9.180307	6.576951	-28.36%	0	2002*

Optional Benefits Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.166729	12.066058	-0.83%	0	2007
	11.008649	12.166729	10.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.448819	12.515588	9.32%	0	2007
	11.031421	11.448819	3.78%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.366585	14.457127	8.16%	0	2007
	11.749438	13.366585	13.76%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.034148	10.788333	-2.23%	0	2007
	9.630273	11.034148	14.58%	0	2006
	9.405665	9.630273	2.39%	0	2005
	8.506975	9.405665	10.56%	0	2004
	6.720908	8.506975	26.57%	0	2003
	8.518985	6.720908	-21.11%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.464282	14.396943	15.51%	0	2007
	10.187759	12.464282	22.35%	0	2006
	9.192521	10.187759	10.83%	0	2005
	8.174485	9.192521	12.45%	0	2004
	6.709456	8.174485	21.84%	0	2003
	8.611391	6.709456	-22.09%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	14.857988	17.161808	15.51%	0	2007
	12.144267	14.857988	22.35%	0	2006
	10.972793	12.144267	10.68%	0	2005
	9.744337	10.972793	12.61%	0	2004
	7.997959	9.744337	21.84%	0	2003
	10.000000	7.997959	-20.02%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.993942	10.508294	-4.42%	0	2007
	10.000000	10.993942	9.94%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.922121	11.747912	18.40%	0	2007
	10.482992	9.922121	-5.35%	0	2006
	10.485573	10.482992	-0.02%	0	2005
	9.862271	10.485573	8.30%	0	2004
	7.922273	9.682271	22.22%	0	2003
	10.000000	7.922273	-20.78%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.091915	14.935036	-7.19%	0	2007
	13.859194	16.091915	16.11%	0	2006
	13.484039	13.859194	2.78%	0	2005
	12.052689	13.484039	11.88%	0	2004
	9.551316	12.052689	26.19%	0	2003
	11.171284	9.551316	-14.50%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.488973	12.976501	36.75%	0	2007
	10.000000	9.488973	-5.11%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.407763	11.149561	7.13%	0	2007
	10.469628	10.407763	-0.59%	0	2006
	10.534412	10.469628	-0.61%	0	2005
	10.174656	10.534412	3.54%	0	2004
	10.000000	10.174656	1.75%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.670986	10.966861	-6.03%	0	2007
	10.535568	11.670986	10.78%	0	2006
	9.269782	10.535568	13.65%	0	2005
	8.029034	9.269782	15.45%	0	2004
	5.556901	8.029034	44.49%	0	2003
	8.625434	5.556901	-35.58%	0	2002*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.315541	14.049128	14.08%	0	2007
	10.606802	12.315541	16.11%	0	2006
	9.229589	10.606802	14.92%	0	2005
	8.220432	9.229589	12.28%	0	2004
	6.312112	8.220432	30.23%	0	2003
	8.054140	6.312112	-21.63%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.164950	12.114572	-0.41%	0	2007
	10.415932	12.164950	16.79%	0	2006
	9.842560	10.415932	5.83%	0	2005
	9.034010	9.842560	8.95%	0	2004
	7.376176	9.034010	22.48%	0	2003
	9.802385	7.376176	-24.75%	0	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.289469	13.888963	-2.80%	0	2007
	12.763255	14.289469	11.96%	0	2006
	12.163030	12.763255	4.93%	0	2005
	10.198281	12.163030	19.27%	0	2004
	7.564269	10.198281	34.82%	0	2003
	10.000000	7.564269	-24.36%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.532086	7.943025	5.46%	0	2007
	7.048600	7.532086	6.86%	0	2006
	6.951672	7.048600	1.39%	0	2005
	6.688974	6.951672	3.93%	0	2004
	5.425087	6.688974	23.30%	0	2003
	7.803211	5.425087	-30.48%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.818359	10.110963	2.98%	0	2007
	8.687121	9.818359	13.02%	0	2006
	8.479597	8.687121	2.45%	0	2005
	7.832447	8.479597	8.26%	0	2004
	6.235687	7.832447	25.61%	0	2003
	8.208564	6.235687	-24.03%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.127371	10.615188	4.82%	0	2007
	8.885193	10.127371	13.98%	0	2006
	8.699022	8.885193	2.14%	0	2005
	8.463081	8.699022	2.79%	0	2004
	7.137823	8.463081	18.57%	0	2003
	8.758825	7.137823	-18.51%	0	2002*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.246556	9.876165	-3.61%	0	2007
	10.000000	10.246556	2.47%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.466146	12.853350	3.11%	0	2007
	12.231189	12.466146	1.92%	0	2006
	12.339114	12.231189	-0.87%	0	2005
	12.169693	12.339114	1.39%	0	2004
	11.884957	12.169693	2.40%	0	2003
	11.111890	11.884957	6.96%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	13.805265	15.871738	14.97%	0	2007
	12.642514	13.805265	9.20%	0	2006
	11.056607	12.642514	14.34%	0	2005
	9.796715	11.056607	12.86%	0	2004
	7.800188	9.796715	25.60%	0	2003
	8.801213	7.800188	-11.37%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.322976	13.284760	42.49%	0	2007
	10.000000	9.322976	-6.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.529656	12.432583	-0.77%	0	2007
	10.663017	12.529656	17.51%	0	2006
	10.303367	10.663017	3.49%	0	2005
	9.453639	10.303367	8.99%	0	2004
	7.419096	9.453639	27.42%	0	2003
	9.135077	7.419096	-18.78%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.452402	11.110641	6.30%	0	2007
	10.000000	10.452402	4.52%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.472276	11.287639	7.79%	0	2007
	10.000000	10.472276	4.72%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.492310	11.416142	8.80%	0	2007
	10.000000	10.492310	4.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.441763	8.958660	20.38%	0	2007
	7.222009	7.441763	3.04%	0	2006
	6.779429	7.222009	6.53%	0	2005
	6.471511	6.779429	4.76%	0	2004
	5.100632	6.471511	26.88%	0	2003
	6.676003	5.100632	-23.60%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.333858	10.344749	24.13%	0	2007
	7.979337	8.333858	4.44%	0	2006
	7.716381	7.979337	3.41%	0	2005
	7.636709	7.716381	1.04%	0	2004
	5.877549	7.636709	29.93%	0	2003
	8.605815	5.877549	-31.70%	0	2002*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.271042	9.311628	0.44%	0	2007
	8.521607	9.271042	8.79%	0	2006
	8.493992	8.521607	0.33%	0	2005
	7.929810	8.493992	7.11%	0	2004
	6.382519	7.929810	24.24%	0	2003
	6.294993	6.382519	1.39%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.480113	10.685432	1.96%	0	2007
	10.268217	10.480113	2.06%	0	2006
	10.279382	10.268217	-0.11%	0	2005
	10.070300	10.279382	2.08%	0	2004
	10.000000	10.070300	0.70%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.800151	11.073276	12.99%	0	2007
	10.000000	9.800151	-2.00%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.930372	14.827724	14.67%	0	2007
	11.203058	12.930372	15.42%	0	2006
	9.622805	11.203058	16.42%	0	2005
	8.665395	9.622805	11.05%	0	2004
	6.183841	8.665395	40.13%	0	2003
	7.933931	6.183841	-22.06%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.069496	18.430385	14.69%	0	2007
	13.922499	16.069496	15.42%	0	2006
	11.963391	13.922499	16.38%	0	2005
	10.772293	11.963391	11.06%	0	2004
	7.684818	10.772293	40.18%	0	2003
	10.000000	7.684818	-23.15%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.544203	15.026637	3.32%	0	2007
	12.791050	14.544203	13.71%	0	2006
	12.745663	12.791050	0.36%	0	2005
	11.427270	12.745663	11.54%	0	2004
	7.400922	11.427270	54.40%	0	2003
	10.000000	7.400922	-25.99%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.055909	11.223320	1.51%	0	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.099105	9.645600	-4.49%	0	2007
	10.000000	10.099105	0.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.608731	13.358140	25.92%	0	2007
	10.000000	10.608731	6.09%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.795819	12.194000	12.95%	0	2007
	10.000000	10.795819	7.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.390096	11.287075	8.63%	0	2007
	10.000000	10.390096	3.90%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.832721	13.865792	0.24%	0	2007
	12.098372	13.832721	14.34%	0	2006
	11.320491	12.098372	6.87%	0	2005
	10.000000	11.320491	13.20%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.111859	10.844174	33.68%	0	2007
	7.597051	8.111859	6.78%	0	2006
	6.897381	7.597051	10.14%	0	2005
	5.975238	6.897381	15.43%	0	2004
	5.078815	5.975238	17.65%	0	2003
	6.173947	5.078815	-17.74%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.714659	4.422984	19.07%	0	2007
	3.520479	3.714659	5.52%	0	2006
	3.225081	3.520479	9.16%	0	2005
	3.277394	3.225081	-1.60%	0	2004
	2.286600	3.277394	43.33%	0	2003
	3.956393	2.286600	-42.20%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.527184	13.731546	19.12%	0	2007
	10.913285	11.527184	5.63%	0	2006
	10.017631	10.913285	8.94%	0	2005
	10.152930	10.017631	-1.33%	0	2004
	7.051900	10.152930	43.97%	0	2003
	10.000000	7.051900	-29.48%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.395794	17.025132	3.84%	0	2007
	15.126077	16.395794	8.39%	0	2006
	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004
	10.000000	12.125134	21.25%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.499202	15.655600	25.25%	0	2007
	8.711032	12.499202	43.49%	0	2006
	6.746806	8.711032	29.11%	0	2005
	5.809420	6.746806	16.14%	0	2004
	4.412971	5.809420	31.64%	0	2003
	6.074850	4.412971	-27.36%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.826011	27.349328	25.31%	0	2007
	15.204202	21.826011	43.55%	0	2006
	11.768944	15.204202	29.19%	0	2005
	10.131729	11.768944	16.16%	0	2004
	7.695550	10.131729	31.66%	0	2003
	10.000000	7.695550	-23.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.936362	10.185461	2.51%	0	2007
	9.744611	9.936362	1.97%	0	2006
	9.816451	9.744611	-0.73%	0	2005
	9.954572	9.816451	-1.39%	0	2004
	10.000000	9.954572	-0.45%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.947521	14.682307	5.27%	0	2007
	11.827697	13.947521	17.92%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.583429	13.358178	-1.66%	0	2007
	13.188462	13.583429	2.99%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.728337	12.322579	5.07%	0	2007
	10.571191	11.728337	10.95%	0	2006
	9.966446	10.571191	6.07%	0	2005
	8.794545	9.966446	13.33%	0	2004
	6.821108	8.794545	28.93%	0	2003
	9.478011	6.821108	-28.03%	0	2002*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.299199	10.400364	0.98%	0	2007
	10.000000	10.299199	2.99%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.514814	15.002818	19.88%	0	2007
	11.150575	12.514814	12.23%	0	2006
	10.018148	11.150575	11.30%	0	2005
	8.802690	10.018148	13.81%	0	2004
	7.024147	8.802690	25.32%	0	2003
	10.159599	7.024147	-30.86%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.865825	13.762805	6.97%	0	2007
	11.713837	12.865825	9.83%	0	2006
	10.140422	11.713837	15.52%	0	2005
	8.710342	10.140422	16.42%	0	2004
	6.589403	8.710342	32.19%	0	2003
	8.877762	6.589403	-25.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.121789	10.205327	0.83%	0	2007
	10.000000	10.121789	1.22%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.055015	13.745280	5.29%	0	2007
	11.733259	13.055015	11.27%	0	2006
	11.220861	11.733259	4.57%	0	2005
	10.000000	11.220861	12.21%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.405944	10.806270	3.85%	0	2007
	10.000000	10.405944	4.06%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.388122	10.466687	0.76%	0	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.686985	11.957998	11.89%	0	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.216091	11.184549	9.48%	0	2007
	10.000000	10.216091	2.16%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.464531	12.577397	0.91%	0	2007
	11.516457	12.464531	8.23%	0	2006
	11.495171	11.516457	0.19%	0	2005
	10.670340	11.495171	7.73%	0	2004
	8.918357	10.670340	19.64%	0	2003
	8.829517	8.918357	1.01%	0	2002*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.244887	11.350392	0.94%	0	2007
	10.390020	11.244887	8.23%	0	2006
	10.000000	10.390020	3.90%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.125426	31.514424	42.44%	0	2007
	16.537671	22.125426	33.79%	0	2006
	12.741281	16.537671	29.80%	0	2005
	10.784110	12.741281	18.15%	0	2004
	6.668475	10.784110	61.72%	0	2003
	8.039579	6.668475	-17.05%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.746113	35.239762	42.41%	0	2007
	18.506459	24.746113	33.72%	0	2006
	14.256207	18.506459	29.81%	0	2005
	12.065018	14.256207	18.16%	0	2004
	7.462526	12.065018	61.67%	0	2003
	10.000000	7.462526	-25.37%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.051314	20.084867	17.79%	0	2007
	12.663992	17.051314	34.64%	0	2006
	12.154055	12.663992	4.20%	0	2005
	9.558415	12.154055	27.16%	0	2004
	7.866828	9.558415	21.50%	0	2003
	10.000000	7.866828	-21.33%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.726598	14.587716	24.40%	0	2007
	9.012466	11.726598	30.12%	0	2006
	7.073070	9.012466	27.42%	0	2005
	6.329968	7.073070	11.74%	0	2004
	4.769772	6.329968	32.71%	0	2003
	6.423028	4.769772	-25.74%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	18.963987	23.591465	24.40%	0	2007
	14.576313	18.963987	30.10%	0	2006
	11.442705	14.576313	27.39%	0	2005
	10.226299	11.442705	11.89%	0	2004
	7.722271	10.226299	32.43%	0	2003
	10.000000	7.722271	-22.78%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.023726	14.104844	17.31%	0	2007
	9.760853	12.023726	23.18%	0	2006
	8.358312	9.760853	16.78%	0	2005
	7.384983	8.358312	13.18%	0	2004
	5.546904	7.384983	33.14%	0	2003
	7.598105	5.546904	-27.00%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	21.949333	25.757478	17.35%	0	2007
	17.828355	21.949333	23.11%	0	2006
	15.266547	17.828355	16.78%	0	2005
	13.488768	15.266547	13.18%	0	2004
	10.000000	13.488768	34.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.105591	10.344475	2.36%	0	2007
	9.200086	10.105591	9.84%	0	2006
	9.168540	9.200086	0.34%	0	2005
	8.636601	9.168540	6.16%	0	2004
	7.453711	8.636601	15.87%	0	2003
	8.687249	7.453711	-14.20%	0	2002*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.372734	17.773895	-3.26%	0	2007
	15.602262	18.372734	17.76%	0	2006
	14.341910	15.602262	8.79%	0	2005
	12.100416	14.341910	18.52%	0	2004
	8.741712	12.100416	38.42%	0	2003
	10.000000	8.741712	-12.58%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.552950	13.160846	4.84%	0	2007
	12.413236	12.552950	1.13%	0	2006
	12.284309	12.413236	1.05%	0	2005
	12.157611	12.284309	1.04%	0	2004
	12.181115	12.157611	-0.19%	0	2003
	11.216684	12.181115	8.60%	0	2002*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.078044	5.939328	16.96%	0	2007
	4.887844	5.078044	3.89%	0	2006
	4.690047	4.887844	4.22%	0	2005
	4.431602	4.690047	5.83%	0	2004
	3.411839	4.431602	29.89%	0	2003
	4.891995	3.411839	-30.26%	0	2002*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.604692	13.963533	10.78%	0	2007
	12.542020	12.604692	0.50%	0	2006
	11.821040	12.542020	6.10%	0	2005
	11.202091	11.821040	5.53%	420	2004
	8.370118	11.202091	33.83%	0	2003
	10.000000	8.370118	-16.30%	865	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.805966	11.565008	7.02%	0	2007
	10.000000	10.805966	8.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.183860	11.530938	3.10%	0	2007
	10.765318	11.183860	3.89%	0	2006
	10.649052	10.765318	1.09%	0	2005
	10.399210	10.649052	2.40%	15,126	2004
	9.848954	10.399210	5.59%	5,850	2003
	10.000000	9.848954	-1.51%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.957904	12.384961	3.57%	0	2007
	11.270594	11.957904	6.10%	0	2006
	11.023031	11.270594	2.25%	0	2005
	10.512612	11.023031	4.86%	33,156	2004
	9.449094	10.512612	11.26%	33,336	2003
	10.000000	9.449094	-5.51%	5,735	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.667750	13.095364	3.38%	0	2007
	11.625445	12.667750	8.97%	0	2006
	11.277457	11.625445	3.09%	0	2005
	10.521843	11.277457	7.18%	59,724	2004
	8.956898	10.521843	17.47%	53,083	2003
	10.000000	8.956898	-10.43%	35,153	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.589597	14.113594	3.86%	0	2007
	12.124375	13.589597	12.08%	0	2006
	11.571630	12.124375	4.78%	0	2005
	10.550021	11.571630	9.68%	60,535	2004
	8.513348	10.550021	23.92%	62,162	2003
	10.000000	8.513348	-14.87%	21,275	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.198005	14.718787	3.67%	0	2007
	12.414889	14.198005	14.36%	0	2006
	11.754545	12.414889	5.62%	0	2005
	10.535072	11.754545	11.58%	6,062	2004
	8.164471	10.535072	29.04%	2,930	2003
	10.000000	8.164471	-18.36%	0	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.088758	9.693916	6.66%	0	2007
	8.450657	9.088758	7.55%	0	2006
	7.869150	8.450657	7.39%	0	2005
	6.972579	7.869150	12.86%	0	2004
	5.084785	6.972579	37.13%	0	2003
	8.250877	5.084785	-38.37%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.123018	19.071694	5.23%	0	2007
	16.853455	18.123018	7.53%	0	2006
	15.363749	16.853455	9.70%	0	2005
	13.566907	15.363749	13.24%	0	2004
	10.296690	13.566907	31.76%	0	2003
	12.424639	10.296690	-17.13%	0	2002*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.581681	10.849130	2.53%	0	2007
	10.344890	10.581681	2.29%	0	2006
	10.296837	10.344890	0.47%	0	2005
	10.438388	10.296837	-1.36%	2,478	2004
	10.601417	10.438388	-1.54%	8,932	2003
	10.704673	10.601417	-0.96%	19,758	2002*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.251260	21.401317	0.71%	0	2007
	17.692400	21.251260	20.12%	0	2006
	16.135118	17.692400	9.65%	0	2005
	13.711404	16.135118	17.68%	0	2004
	10.000000	13.711404	37.11%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.702910	15.787688	7.38%	0	2007
	14.558304	14.702910	0.99%	0	2006
	13.763578	14.558304	5.77%	0	2005
	12.402090	13.763578	10.98%	0	2004
	9.439666	12.402090	31.38%	0	2003
	14.461467	9.439666	-34.73%	0	2002*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.149986	21.087866	-8.91%	0	2007
	20.169222	23.149986	14.78%	0	2006
	19.996570	20.169222	0.86%	0	2005
	17.422041	19.996570	14.78%	0	2004
	11.350750	17.422041	53.49%	0	2003
	15.926842	11.350750	-28.73%	0	2002*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.456982	21.440696	-0.08%	0	2007
	19.571106	21.456982	9.64%	0	2006
	17.806477	19.571106	9.91%	0	2005
	15.289191	17.806477	16.46%	0	2004
	11.080273	15.289191	37.99%	0	2003
	13.697716	11.080273	-19.11%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.282121	10.882913	5.84%	0	2007
	9.247193	10.282121	11.19%	0	2006
	8.795250	9.247193	5.14%	0	2005
	8.189846	8.795250	7.39%	0	2004
	6.563740	8.189846	24.77%	0	2003
	8.116686	6.563740	-19.13%	0	2002*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	15.859633	17.310234	9.15%	0	2007
	13.956795	15.859633	13.63%	0	2006
	12.930621	13.956795	7.94%	0	2005
	11.126097	12.930621	16.22%	0	2004
	9.053190	11.126097	22.90%	0	2003
	10.000000	9.053190	-9.47%	0	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.083367	3.622905	17.50%	0	2007
	2.834360	3.083367	8.79%	0	2006
	2.911505	2.834360	-2.65%	0	2005
	2.852443	2.911505	2.07%	0	2004
	1.877827	2.852443	51.90%	0	2003
	3.354183	1.877827	-44.02%	0	2002*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.618451	13.661936	17.59%	0	2007
	10.688499	11.618451	8.70%	0	2006
	10.978992	10.688499	-2.65%	0	2005
	10.759842	10.978992	2.04%	0	2004
	7.085443	10.759842	51.86%	0	2003
	10.000000	7.085443	-29.15%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.032202	15.610768	19.79%	0	2007
	13.356249	13.032202	-2.43%	0	2006
	12.187517	13.356249	9.59%	0	2005
	11.076660	12.187517	10.03%	0	2004
	7.427795	11.076660	49.12%	1,782	2003
	10.000000	7.427795	-25.72%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.123215	9.684811	-4.33%	0	2007
	8.925360	10.123215	13.42%	0	2006
	8.749300	8.925360	2.01%	0	2005
	7.609813	8.749300	14.97%	0	2004
	5.916952	7.609813	28.61%	0	2003
	8.078351	5.916952	-26.76%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.798707	13.101219	2.36%	0	2007
	12.475539	12.798707	2.59%	0	2006
	12.476882	12.475539	-0.01%	0	2005
	11.968967	12.476882	4.24%	0	2004
	10.909995	11.968967	9.71%	0	2003
	10.400105	10.909995	4.90%	1,301	2002*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.073291	12.366885	11.68%	0	2007
	10.482735	11.073291	5.63%	0	2006
	10.192683	10.482735	2.85%	0	2005
	9.740938	10.192683	4.64%	0	2004
	7.602298	9.740938	28.13%	0	2003
	10.622832	7.602298	-28.43%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.260992	22.119728	4.04%	0	2007
	18.461250	21.260992	15.17%	0	2006
	16.499905	18.461250	11.89%	0	2005
	14.146751	16.499905	16.63%	3,159	2004
	10.000000	14.146751	41.47%	1,890	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.040979	13.565349	4.02%	0	2007
	11.323354	13.040979	15.17%	0	2006
	10.122992	11.323354	11.86%	0	2005
	8.681630	10.122992	16.60%	0	2004
	6.203380	8.681630	39.95%	0	2003
	8.142142	6.203380	-23.81%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.456199	10.219775	-2.26%	0	2007
	10.000000	10.456199	4.56%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.392082	10.617243	2.17%	0	2007
	9.232535	10.392082	12.56%	0	2006
	8.902729	9.232535	3.70%	0	2005
	8.312026	8.902729	7.11%	0	2004
	6.703398	8.312026	24.00%	0	2003
	8.436772	6.703398	-20.55%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.950401	9.617509	-3.35%	0	2007
	10.000000	9.950401	-0.50%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.546248	10.971677	4.03%	0	2007
	10.467994	10.546248	0.75%	0	2006
	9.523311	10.467994	9.92%	0	2005
	8.125514	9.523311	17.20%	0	2004
	6.611835	8.125514	22.89%	0	2003
	9.358057	6.611835	-29.35%	0	2002*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.490554	11.545677	10.06%	0	2007
	10.000000	10.490554	4.91%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.935269	11.023046	0.80%	0	2007
	10.000000	10.935269	9.35%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.192877	10.493882	2.95%	0	2007
	10.000000	10.192877	1.93%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.350403	10.678933	3.17%	0	2007
	10.000000	10.350403	3.50%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.510535	23.462671	4.23%	0	2007
	20.760127	22.510535	8.43%	0	2006
	18.899558	20.760127	9.84%	0	2005
	17.548980	18.899558	7.70%	0	2004
	14.026010	17.548980	25.12%	0	2003
	13.123880	14.026010	6.87%	0	2002*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.101531	9.723037	20.01%	0	2007
	7.576396	8.101531	6.93%	0	2006
	6.585376	7.576396	15.05%	0	2005
	5.534711	6.585376	18.98%	0	2004
	3.989818	5.534711	38.72%	0	2003
	5.923201	3.989818	-32.64%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.644782	26.486500	-18.86%	0	2007
	24.165470	32.644782	35.09%	0	2006
	21.097287	24.165470	14.54%	0	2005
	15.807420	21.097287	33.46%	1,058	2004
	11.747604	15.807420	34.56%	1,168	2003
	12.101019	11.747604	-2.92%	1,455	2002*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.106237	29.753799	34.59%	0	2007
	16.189827	22.106237	36.54%	0	2006
	12.546485	16.189827	29.04%	0	2005
	10.000000	12.546485	25.46%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.456447	35.621597	34.64%	0	2007
	19.381670	26.456447	36.50%	0	2006
	15.004941	19.381670	29.17%	0	2005
	12.180802	15.004941	23.19%	0	2004
	8.073214	12.180802	50.88%	0	2003
	8.497392	8.073214	-4.99%	0	2002*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.429031	31.891289	42.19%	0	2007
	18.404464	22.429031	21.87%	0	2006
	12.404463	18.404464	48.37%	0	2005
	10.000000	12.404463	24.04%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.158299	40.045464	42.22%	0	2007
	23.114040	28.158299	21.82%	0	2006
	15.573028	23.114040	48.42%	0	2005
	12.811040	15.573028	21.56%	0	2004
	9.042491	12.811040	41.68%	0	2003
	9.510796	9.042491	-4.92%	0	2002*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.130063	13.048996	7.58%	0	2007
	10.904035	12.130063	11.24%	0	2006
	10.246683	10.904035	6.42%	0	2005
	9.548806	10.246683	7.31%	0	2004
	7.230072	9.548806	32.07%	0	2003
	9.651982	7.230072	-25.09%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	11.808808	12.319923	4.33%	0	2007
	10.753569	11.808808	9.81%	0	2006
	10.185976	10.753569	5.57%	0	2005
	8.805324	10.185976	15.68%	0	2004
	6.567984	8.805324	34.06%	0	2003
	9.172486	6.567984	-28.39%	0	2002*

Maximum Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.137748	12.031131	-0.88%	0	2007
	10.988024	12.137748	10.46%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.991050	10.740675	-2.28%	3,776	2007
	9.597554	10.991050	14.52%	3,776	2006
	9.378483	9.597554	2.34%	4,612	2005
	8.486720	9.378483	10.51%	5,493	2004
	6.708323	8.486720	26.51%	15,518	2003
	8.507395	6.708323	-21.15%	17,814	2002
	9.492984	8.507395	-10.38%	14,380	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.415610	14.333358	15.45%	3,654	2007
	10.153144	12.415610	22.28%	3,654	2006
	9.165959	10.153144	10.77%	3,654	2005
	8.155031	9.165959	12.40%	3,654	2004
	6.696904	8.155031	21.77%	3,654	2003
	8.599678	6.696904	-22.13%	7,112	2002
	12.417190	8.599678	-30.74%	4,968	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	14.822666	17.112212	15.45%	2,153	2007
	12.121568	14.822666	22.28%	2,320	2006
	10.957867	12.121568	10.62%	2,553	2005
	9.736044	10.957867	12.55%	3,231	2004
	7.995231	9.736044	21.77%	2,295	2003
	10.000000	7.995231	-20.05%	2,500	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.898488	11.713911	18.34%	586	2007
	10.463365	9.898488	-5.40%	835	2006
	10.471276	10.463365	-0.08%	835	2005
	9.674012	10.471276	8.24%	4,679	2004
	7.919558	9.674012	22.15%	4,732	2003
	10.000000	7.919558	-20.80%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.029066	14.869056	-7.24%	15,100	2007
	13.812090	16.029066	16.05%	15,201	2006
	13.445055	13.812090	2.73%	16,284	2005
	12.023986	13.445055	11.82%	32,409	2004
	9.533443	12.023986	26.12%	34,120	2003
	11.156087	9.533443	-14.54%	37,456	2002
	10.111910	11.156087	10.33%	12,980	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.485757	12.965440	36.68%	0	2007
	10.000000	9.485757	-5.14%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.625400	10.918410	-6.08%	0	2007
	10.499772	11.625400	10.72%	0	2006
	9.242997	10.499772	13.60%	0	2005
	8.009928	9.242997	15.39%	0	2004
	5.546504	8.009928	44.41%	0	2003
	8.613696	5.546504	-35.61%	0	2002
	12.343799	8.613696	-30.22%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.267411	13.987031	14.02%	0	2007
	10.570734	12.267411	16.05%	0	2006
	9.202885	10.570734	14.86%	0	2005
	8.200839	9.202885	12.22%	0	2004
	6.300292	8.200839	30.17%	0	2003
	8.043179	6.300292	-21.67%	0	2002
	10.582777	8.043179	-24.00%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.117431	12.061054	-0.47%	0	2007
	10.380526	12.117431	16.73%	0	2006
	9.814109	10.380526	5.77%	0	2005
	9.012504	9.814109	8.89%	0	2004
	7.362375	9.012504	22.41%	0	2003
	9.789046	7.362375	-24.79%	0	2002
	9.916793	9.789046	-1.29%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.255437	13.848764	-2.85%	4,760	2007
	12.739348	14.255437	11.90%	5,003	2006
	12.146432	12.739348	4.88%	1,137	2005
	10.189578	12.146432	19.20%	1,037	2004
	7.561672	10.189578	34.75%	1,096	2003
	10.000000	7.561672	-24.38%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.502604	7.907868	5.40%	2,305	2007
	7.024598	7.502604	6.80%	2,414	2006
	6.931538	7.024598	1.34%	2,422	2005
	6.673008	6.931538	3.87%	2,390	2004
	5.414906	6.673008	23.23%	2,330	2003
	7.792572	5.414906	-30.51%	2,248	2002
	10.292793	7.792572	-24.29%	922	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.779977	10.066260	2.93%	13,948	2007
	8.657565	9.779977	12.96%	15,376	2006
	8.455066	8.657565	2.40%	15,161	2005
	7.813792	8.455066	8.21%	25,104	2004
	6.224012	7.813792	25.54%	28,516	2003
	8.197399	6.224012	-24.07%	36,635	2002
	9.545801	8.197399	-14.13%	11,021	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.087808	10.568283	4.76%	1,209	2007
	8.854989	10.087808	13.92%	1,271	2006
	8.673868	8.854989	2.09%	1,287	2005
	8.442921	8.673868	2.74%	1,343	2004
	7.124457	8.442921	18.51%	882	2003
	8.746914	7.124457	-18.55%	2,622	2002
	9.863100	8.746914	-11.32%	3,171	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.243079	9.867732	-3.66%	0	2007
	10.000000	10.243079	2.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.417436	12.796547	3.05%	11,559	2007
	12.189609	12.417436	1.87%	14,172	2006
	12.303438	12.189609	-0.93%	15,371	2005
	12.140716	12.303438	1.34%	18,686	2004
	11.862727	12.140716	2.34%	23,245	2003
	11.096780	11.862727	6.90%	24,434	2002
	10.505742	11.096780	5.63%	31,998	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	13.751323	15.801609	14.91%	17,860	2007
	12.599545	13.751323	9.14%	19,575	2006
	11.024639	12.599545	14.29%	19,364	2005
	9.773384	11.024639	12.80%	15,088	2004
	7.785588	9.773384	25.53%	24,165	2003
	8.789237	7.785588	-11.42%	23,235	2002
	10.256023	8.789237	-14.30%	9,915	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.319807	13.273426	42.42%	221	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.480760	12.377697	-0.83%	14,407	2007
	10.626821	12.480760	17.45%	15,866	2006
	10.273613	10.626821	3.44%	22,419	2005
	9.431146	10.273613	8.93%	26,140	2004
	7.405226	9.431146	27.36%	24,278	2003
	9.122665	7.405226	-18.83%	25,233	2002
	9.829356	9.122665	-7.19%	8,921	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.412676	8.919058	20.32%	268	2007
	7.197447	7.412676	2.99%	268	2006
	6.759816	7.197447	6.47%	268	2005
	6.456082	6.759816	4.70%	0	2004
	5.091068	6.456082	26.81%	0	2003
	6.666912	5.091068	-23.64%	2,479	2002
	7.968441	6.666912	-16.33%	2,479	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.301332	10.299075	24.07%	8,870	2007
	7.952242	8.301332	4.39%	8,840	2006
	7.694090	7.952242	3.36%	8,852	2005
	7.618533	7.694090	0.99%	17,167	2004
	5.866545	7.618533	29.86%	15,817	2003
	8.594096	5.866545	-31.74%	12,016	2002
	10.682489	8.594096	-19.55%	2,569	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.234781	9.270443	0.39%	10,012	2007
	8.492610	9.234781	8.74%	13,034	2006
	8.469429	8.492610	0.27%	15,133	2005
	7.910922	8.469429	7.06%	17,155	2004
	6.370568	7.910922	24.18%	16,625	2003
	6.286416	6.370568	1.34%	19,278	2002
	7.296736	6.286416	-13.85%	1,238	2001*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.879820	14.762178	14.61%	3,142	2007
	11.164941	12.879820	15.36%	3,142	2006
	9.594958	11.164941	16.36%	3,796	2005
	8.644743	9.594958	10.99%	3,992	2004
	6.172254	8.644743	40.06%	4,241	2003
	7.923128	6.172254	-22.10%	5,977	2002
	10.292010	7.923128	-23.02%	1,411	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.031254	18.377070	14.63%	5,266	2007
	13.896449	16.031254	15.36%	5,402	2006
	11.947091	13.896449	16.32%	5,061	2005
	10.763107	11.947091	11.00%	3,728	2004
	7.682181	10.763107	40.10%	4,027	2003
	10.000000	7.682181	-23.18%	4,111	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.509632	14.983218	3.26%	1,266	2007
	12.767144	14.509632	13.65%	1,547	2006
	12.728329	12.767144	0.30%	1,569	2005
	11.417557	12.728329	11.48%	1,430	2004
	7.398393	11.417557	54.32%	1,569	2003
	10.000000	7.398393	-26.02%	600	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.813978	13.839883	0.19%	4,399	2007
	12.088133	13.813978	14.28%	4,544	2006
	11.316668	12.088133	6.82%	2,568	2005
	10.000000	11.316668	13.17%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.083227	10.800350	33.61%	9,000	2007
	7.574085	8.083227	6.72%	10,581	2006
	6.880030	7.574085	10.09%	12,415	2005
	5.963253	6.880030	15.37%	13,307	2004
	5.071211	5.963253	17.59%	15,233	2003
	6.167860	5.071211	-17.78%	20,046	2002
	8.069120	6.167860	-23.56%	6,892	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.701531	4.405086	19.01%	3,002	2007
	3.509816	3.701531	5.46%	3,002	2006
	3.216948	3.509816	9.10%	3,003	2005
	3.270799	3.216948	-1.65%	4,473	2004
	2.283163	3.270799	43.26%	8,684	2003
	3.952480	2.283163	-42.23%	11,482	2002
	6.448594	3.952480	-38.71%	8,733	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.499708	13.691778	19.06%	566	2007
	10.892844	11.499708	5.57%	566	2006
	10.003958	10.892844	8.89%	566	2005
	10.144265	10.003958	-1.38%	869	2004
	7.049473	10.144265	43.90%	1,006	2003
	10.000000	7.049473	-29.51%	656	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.455029	15.592266	25.19%	10,161	2007
	8.684672	12.455029	43.41%	11,687	2006
	6.729816	8.684672	29.05%	13,100	2005
	5.797749	6.729816	16.08%	13,922	2004
	4.406372	5.797749	31.58%	14,452	2003
	6.068862	4.406372	-27.39%	19,051	2002
	8.105491	6.068862	-25.13%	8,303	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.774036	27.270190	25.24%	2,743	2007
	15.175734	21.774036	43.48%	1,760	2006
	11.752892	15.175734	29.12%	329	2005
	10.123089	11.752892	16.10%	354	2004
	7.692915	10.123089	31.59%	381	2003
	10.000000	7.692915	-23.07%	533	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.682510	12.268122	5.01%	0	2007
	10.535251	11.682510	10.89%	0	2006
	9.937627	10.535251	6.01%	572	2005
	8.773586	9.937627	13.27%	2,065	2004
	6.808334	8.773586	28.87%	3,341	2003
	9.465116	6.808334	-28.07%	3,341	2002
	9.827558	9.465116	-3.69%	205	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.295703	10.391489	0.93%	0	2007
	10.000000	10.295703	2.96%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.465933	14.936557	19.82%	11,177	2007
	11.112679	12.465933	12.18%	11,213	2006
	9.989182	11.112679	11.25%	11,613	2005
	8.781733	9.989182	13.75%	16,392	2004
	7.010993	8.781733	25.26%	16,667	2003
	10.145761	7.010993	-30.90%	12,077	2002
	13.769410	10.145761	-26.32%	2,101	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.815549	13.701975	6.92%	4,212	2007
	11.674009	12.815549	9.78%	4,442	2006
	10.111080	11.674009	15.46%	4,685	2005
	8.689579	10.111080	16.36%	2,829	2004
	6.577049	8.689579	32.12%	2,566	2003
	8.865670	6.577049	-25.81%	2,603	2002
	9.330235	8.865670	-4.98%	1,173	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.118357	10.196616	0.77%	0	2007
	10.000000	10.118357	1.18%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.402421	10.797061	3.79%	496	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.683364	11.947796	11.84%	1,202	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.415842	12.521823	0.85%	1,450	2007
	11.477315	12.415842	8.18%	1,523	2006
	11.461933	11.477315	0.13%	2,428	2005
	10.644927	11.461933	7.68%	2,824	2004
	8.901664	10.644927	19.58%	6,487	2003
	8.817499	8.901664	0.95%	6,387	2002
	8.652194	8.817499	1.91%	3,246	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.235365	11.334958	0.89%	131	2007
	10.386510	11.235365	8.17%	132	2006
	10.000000	10.386510	3.87%	131	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.687179	35.137800	42.33%	3,751	2007
	18.471789	24.687179	33.65%	3,652	2006
	14.236749	18.471789	29.75%	2,468	2005
	12.054715	14.236749	18.10%	208	2004
	7.459964	12.054715	61.59%	73	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.008490	20.024124	17.73%	1,744	2007
	12.638620	17.008490	34.58%	0	2006
	12.135881	12.638620	4.14%	0	2005
	9.548987	12.135881	27.09%	0	2004
	7.863084	9.548987	21.44%	0	2003
	10.000000	7.863084	-21.37%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	18.918849	23.523222	24.34%	5,316	2007
	14.549040	18.918849	30.04%	4,067	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.976724	14.042490	17.25%	348	2007
	9.727659	11.976724	23.12%	348	2006
	8.334131	9.727659	16.72%	4,578	2005
	7.367390	8.334131	13.12%	4,578	2004
	5.536514	7.367390	33.07%	5,248	2003
	7.587757	5.536514	-27.03%	5,248	2002
	9.557425	7.587757	-20.61%	2,724	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	21.908299	25.696124	17.29%	1,925	2007
	17.804090	21.908299	23.05%	1,188	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004
	10.000000	13.484171	34.84%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.066129	10.298793	2.31%	183	2007
	9.168832	10.066129	9.79%	760	2006
	9.142054	9.168832	0.29%	760	2005
	8.616061	9.142054	6.10%	760	2004
	7.439775	8.616061	15.81%	816	2003
	8.675437	7.439775	-14.24%	1,352	2002
	9.210211	8.675437	-5.81%	784	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.326563	17.720129	-3.31%	0	2007
	15.570985	18.326563	17.70%	0	2006
	14.320460	15.570985	8.73%	0	2005
	12.088490	14.320460	18.46%	0	2004
	8.737555	12.088490	38.35%	0	2003
	10.000000	8.737555	-12.62%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.503923	13.102704	4.79%	5,144	2007
	12.371062	12.503923	1.07%	5,603	2006
	12.248814	12.371062	1.00%	6,487	2005
	12.128686	12.248814	0.99%	6,635	2004
	12.158343	12.128686	-0.24%	15,186	2003
	11.201435	12.158343	8.54%	14,437	2002
	10.679917	11.201435	4.88%	10,795	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.573003	13.921276	10.72%	1,208	2007
	12.516863	12.573003	0.45%	1,208	2006
	11.803332	12.516863	6.05%	1,208	2005
	11.191032	11.803332	5.47%	8,510	2004
	8.366124	11.191032	33.77%	3,483	2003
	10.000000	8.366124	-16.34%	625	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.802306	11.555148	6.97%	348	2007
	10.000000	10.802306	8.02%	348	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	6,923	2006
	11.260586	11.602141	3.03%	6,923	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.555454	14.070907	3.80%	32,031	2007
	12.100071	13.555454	12.03%	30,022	2006
	11.554315	12.100071	4.72%	40,423	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.162292	14.674212	3.61%	15,009	2007
	12.389980	14.162292	14.30%	7,781	2006
	11.736943	12.389980	5.56%	7,782	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.053201	9.651028	6.60%	0	2007
	8.421894	9.053201	7.50%	0	2006
	7.846365	8.421894	7.33%	0	2005
	6.955946	7.846365	12.80%	0	2004
	5.075250	6.955946	37.06%	0	2003
	8.239625	5.075250	-38.40%	0	2002
	12.091356	8.239625	-31.86%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.052218	18.987431	5.18%	12,803	2007
	16.796167	18.052218	7.48%	13,016	2006
	15.319315	16.796167	9.64%	11,491	2005
	13.534578	15.319315	13.19%	12,716	2004
	10.277402	13.534578	31.69%	13,281	2003
	12.407725	10.277402	-17.17%	12,945	2002
	12.856503	12.407725	-3.49%	4,288	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.540307	10.801157	2.47%	10,355	2007
	10.309696	10.540307	2.24%	36,171	2006
	10.267038	10.309696	0.42%	34,027	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.211573	21.350365	0.65%	2,956	2007
	17.668354	21.211573	20.05%	3,041	2006
	16.121390	17.668354	9.60%	3,179	2005
	13.706741	16.121390	17.62%	2,303	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.645439	15.717907	7.32%	5,144	2007
	14.508796	14.645439	0.94%	5,817	2006
	13.723755	14.508796	5.72%	6,332	2005
	12.372523	13.723755	10.92%	7,461	2004
	9.421976	12.372523	31.32%	7,498	2003
	14.441772	9.421976	-34.76%	7,706	2002
	16.564493	14.441772	-12.81%	272	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.059585	20.994710	-8.95%	7,636	2007
	20.100696	23.059585	14.72%	8,066	2006
	19.938786	20.100696	0.81%	11,244	2005
	17.380579	19.938786	14.72%	17,952	2004
	11.329505	17.380579	53.41%	16,495	2003
	15.905177	11.329505	-28.77%	19,673	2002
	12.679678	15.905177	25.44%	8,057	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.373134	21.345940	-0.13%	3,708	2007
	19.504567	21.373134	9.58%	3,756	2006
	17.754986	19.504567	9.85%	4,176	2005
	15.252779	17.754986	16.40%	3,484	2004
	11.059519	15.252779	37.92%	7,114	2003
	13.679062	11.059519	-19.15%	4,387	2002
	14.994163	13.679062	-8.77%	2,562	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.241994	10.834878	5.79%	2,466	2007
	9.215792	10.241994	11.14%	2,466	2006
	8.769845	9.215792	5.09%	2,466	2005
	8.170362	8.769845	7.34%	5,093	2004
	6.551449	8.170362	24.71%	5,093	2003
	8.105635	6.551449	-19.17%	4,917	2002
	9.400269	8.105635	-13.77%	1,286	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	15.819762	17.257839	9.09%	3,996	2007
	13.928791	15.819762	13.58%	4,157	2006
	12.911256	13.928791	7.88%	4,032	2005
	11.115113	12.911256	16.16%	216	2004
	9.048877	11.115113	22.83%	216	2003
	10.000000	9.048877	-9.51%	216	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.073512	3.609479	17.44%	0	2007
	2.826752	3.073512	8.73%	0	2006
	2.905172	2.826752	-2.70%	3,233	2005
	2.847694	2.905172	2.02%	3,233	2004
	1.875661	2.847694	51.82%	3,233	2003
	3.352039	1.875661	-44.04%	3,233	2002
	5.985272	3.352039	-44.00%	1,961	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.590787	13.622410	17.53%	198	2007
	10.668489	11.590787	8.65%	198	2006
	10.964030	10.668489	-2.70%	198	2005
	10.750674	10.964030	1.98%	198	2004
	7.083013	10.750674	51.78%	198	2003
	10.000000	7.083013	-29.17%	198	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.999449	15.563541	19.72%	3,789	2007
	13.329474	12.999449	-2.48%	3,789	2006
	12.169279	13.329474	9.53%	3,789	2005
	11.065737	12.169279	9.97%	915	2004
	7.424251	11.065737	49.05%	0	2003
	10.000000	7.424251	-25.76%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.083630	9.641992	-4.38%	6,615	2007
	8.895000	10.083630	13.36%	8,641	2006
	8.723996	8.895000	1.96%	10,297	2005
	7.591688	8.723996	14.92%	1,945	2004
	5.905872	7.591688	28.54%	374	2003
	8.067350	5.905872	-26.79%	0	2002
	9.391322	8.067350	-14.10%	0	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.748732	13.043358	2.31%	4,180	2007
	12.433153	12.748732	2.54%	4,047	2006
	12.440836	12.433153	-0.06%	3,799	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.030000	12.312209	11.62%	3,582	2007
	10.447082	11.030000	5.58%	5,758	2006
	10.163198	10.447082	2.79%	9,840	2005
	9.717730	10.163198	4.58%	10,910	2004
	7.588056	9.717730	28.07%	12,598	2003
	10.608373	7.588056	-28.47%	13,437	2002
	12.409461	10.608373	-14.51%	9,125	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.221247	22.067035	3.99%	1,320	2007
	18.436138	21.221247	15.11%	2,604	2006
	16.485857	18.436138	11.83%	1,363	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.996648	13.512292	3.97%	3,425	2007
	11.290616	12.996648	15.11%	3,787	2006
	10.098870	11.290616	11.80%	3,795	2005
	8.665362	10.098870	16.54%	5,551	2004
	6.194920	8.665362	39.88%	5,848	2003
	8.135212	6.194920	-23.85%	6,615	2002
	9.458032	8.135212	-13.99%	7,742	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.351457	10.570308	2.11%	8,401	2007
	9.201145	10.351457	12.50%	9,013	2006
	8.876997	9.201145	3.65%	12,189	2005
	8.292232	8.876997	7.05%	20,587	2004
	6.690842	8.292232	23.93%	28,321	2003
	8.425292	6.690842	-20.59%	37,431	2002
	9.590436	8.425292	-12.15%	18,017	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.505043	10.923198	3.98%	8,802	2007
	10.432419	10.505043	0.70%	8,802	2006
	9.495781	10.432419	9.86%	10,225	2005
	8.106165	9.495781	17.14%	10,605	2004
	6.599464	8.106165	22.83%	10,607	2003
	9.345324	6.599464	-29.38%	10,602	2002
	13.905014	9.345324	-32.79%	1,338	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.486994	11.535826	10.00%	0	2007
	10.000000	10.486994	4.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.931569	11.013646	0.75%	0	2007
	10.000000	10.931569	9.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.189382	10.484894	2.90%	0	2007
	10.000000	10.189382	1.89%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.422608	23.359018	4.18%	1,579	2007
	20.689585	22.422608	8.38%	1,579	2006
	18.844947	20.689585	9.79%	1,579	2005
	17.507218	18.844947	7.64%	1,579	2004
	13.999772	17.507218	25.05%	2,569	2003
	13.106031	13.999772	6.82%	2,569	2002
	12.173002	13.106031	7.66%	728	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.074003	9.685030	19.95%	13,168	2007
	7.554501	8.074003	6.88%	13,104	2006
	6.569692	7.554501	14.99%	17,679	2005
	5.524347	6.569692	18.92%	19,147	2004
	3.984372	5.524347	38.65%	17,998	2003
	5.918142	3.984372	-32.68%	18,571	2002
	8.562201	5.918142	-30.88%	12,493	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.517279	26.369485	-18.91%	4,087	2007
	24.083343	32.517279	35.02%	4,923	2006
	21.036292	24.083343	14.48%	6,487	2005
	15.769776	21.036292	33.40%	31,663	2004
	11.725612	15.769776	34.49%	35,700	2003
	12.084542	11.725612	-2.97%	20,960	2002
	11.250727	12.084542	7.41%	4,118	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.353137	35.464292	34.57%	1,061	2007
	19.315823	26.353137	36.43%	1,061	2006
	14.961568	19.315823	29.10%	1,060	2005
	12.151788	14.961568	23.12%	1,060	2004
	8.058096	12.151788	50.80%	1,060	2003
	8.485820	8.058096	-5.04%	1,060	2002
	8.838136	8.485820	-3.99%	928	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.398641	31.831716	42.11%	1,568	2007
	18.388896	22.398641	21.81%	1,568	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.048427	39.868718	42.14%	116	2007
	23.035585	28.048427	21.76%	116	2006
	15.528066	23.035585	48.35%	116	2005
	12.780575	15.528066	21.50%	116	2004
	9.025587	12.780575	41.60%	116	2003
	9.497863	9.025587	-4.97%	116	2002
	10.845725	9.497863	-12.43%	0	2001*

Victory Variable Insurance Funds - Diversified Stock Fund: Class A - Q/NQ	12.088802	12.997934	7.52%	0	2007
	10.872485	12.088802	11.19%	0	2006
	10.222262	10.872485	6.36%	0	2005
	9.530925	10.222262	7.25%	0	2004
	7.220212	9.530925	32.00%	0	2003
	9.643755	7.220212	-25.13%	0	2002
	9.830796	9.643755	-1.90%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage Opportunity Fund	11.768680	12.271754	4.27%	7,935	2007
	10.722487	11.768680	9.76%	8,074	2006
	10.161699	10.722487	5.52%	11,468	2005
	8.788827	10.161699	15.62%	13,500	2004
	6.559028	8.788827	34.00%	18,219	2003
	9.164675	6.559028	-28.43%	19,914	2002
	9.732623	9.164675	-5.84%	15,992	2001*

part9.htm

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

129

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Basic Balanced Fund – Series I (AIMBBal) 50,150 shares (cost $469,748)	$592,275
AIM VIF – Basic Value Fund – Series II (AIMBValue2) 699,496 shares (cost $8,234,383)	8,827,643
AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp) 6,483 shares (cost $143,106)	190,416
AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2) 70,985 shares (cost $1,914,744)	2,055,011
AIM VIF – Capital Development Fund – Series II (AIMCapDev2) 227,337 shares (cost $4,704,479)	4,212,553
AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 21,595 shares (cost $533,266)	628,616
AIM VIF – Core Equity Fund – Series II (AIMCoreEq2) 58,736 shares (cost $1,473,397)	1,696,292
AIM V.I. Global Health Care – Series I (AIMGlobHlth) 3,029 shares (cost $64,746)	72,870
AIM V.I. Global Real Estate Fund – Series I (AIMGlobRE) 22,614 shares (cost $590,973)	494,795
AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr) 34,163 shares (cost $436,419)	541,477
AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB) 126,434 shares (cost $2,821,348)	3,356,814
AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB) 107,929 shares (cost $2,425,486)	3,233,558
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B (AlVSmMdCpB) 277,011 shares (cost $4,052,076)	4,717,489
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 18,374,962 shares (cost $112,880,284)	155,452,175
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 413,757 shares (cost $2,616,554)	3,492,108
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 5,080,980 shares (cost $52,765,430)	53,604,340
American Century VP – International Fund – Class I (ACVPInt) 7,347,186 shares (cost $47,575,760)	87,137,627
American Century VP – International Fund – Class III (ACVPInt3) 6,234,163 shares (cost $41,187,164)	73,937,169
American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV) 1,015,474 shares (cost $14,235,242)	13,140,232
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 32,127 shares (cost $458,161)	416,049
American Century VP – Ultra® Fund – Class I (ACVPUltra) 1,443,163 shares (cost $15,953,616)	17,534,426
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 149,933 shares (cost $1,389,746)	1,808,190
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP – Value Fund – Class I (ACVPVal) 48,918,203 shares (cost $367,500,767)	$365,418,973

American Century VP – Value Fund – Class II (ACVPVal2) 982,403 shares (cost $7,365,880)	7,328,725

American Century VP – VistaSM Fund – Class I (ACVPVista1) 1,432,016 shares (cost $29,232,752)	31,504,354

American Century VP – VistaSM Fund – Class II (ACVPVista2) 21,008 shares (cost $428,363)	460,494

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr) 193,011 shares (cost $1,760,700)	1,993,801

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap) 369,605 shares (cost $4,949,481)	5,067,282

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr) 209,746 shares (cost $2,381,787)	3,836,263

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 178,476 shares (cost $1,693,345)	2,512,944

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 433,000 shares (cost $3,818,254)	6,863,045

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 689,816 shares (cost $9,194,329)	9,298,717

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,397,920 shares (cost $41,758,558)	42,299,308

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,470,370 shares (cost $497,433,869)	690,791,831

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 2,314,445 shares (cost $80,879,481)	103,826,017

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS) 78,460 shares (cost $2,615,510)	3,498,551

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd) 14,031 shares (cost $465,629)	453,755

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 29,071 shares (cost $370,685)	506,705

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 28,663 shares (cost $518,692)	488,139

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 145,237 shares (cost $716,376)	1,070,398

Federated IS – High Income Bond II – Service Shares (FedHiIncS) 621,124 shares (cost $4,682,103)	4,627,372

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp) 119,345 shares (cost $1,221,365)	1,223,288

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 20,766,995 shares (cost $238,367,847)	235,497,730

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 751,986 shares (cost $8,622,145)	8,489,918

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 26,774,804 shares (cost $587,932,177)	637,775,839

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 645,876 shares (cost $14,145,534)	15,223,302

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 9,523,690 shares (cost $269,260,778)	428,470,835
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 132,664 shares (cost $3,848,262)	$5,923,437

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 19,616,541 shares (cost $125,470,455)	116,718,418

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR) 5,088,312 shares (cost $32,444,401)	30,173,690

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 2,093,649 shares (cost $31,952,948)	52,801,829

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 458,225 shares (cost $7,405,764)	11,432,716

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,014,801 shares (cost $74,629,211)	101,132,834

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 29,340,852 shares (cost $706,803,445)	815,675,673

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 757,552 shares (cost $18,818,241)	20,802,379

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 5,257,149 shares (cost $64,894,661)	66,608,078

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 2,488,596 shares (cost $36,241,450)	55,545,479

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 1,220,568 shares (cost $41,076,070)	43,916,029

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 446,536 shares (cost $12,176,403)	15,910,081

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,564,455 shares (cost $33,241,502)	32,158,271

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 208,767 shares (cost $2,661,266)	2,634,639

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 1,792,763 shares (cost $41,071,499)	47,400,641

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 695,901 shares (cost $8,414,878)	8,316,018

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 2,854 shares (cost $31,425)	34,019

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 525,696 shares (cost $6,659,447)	6,634,278

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 3,480 shares (cost $40,985)	43,843

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 278,664 shares (cost $3,661,089)	3,625,422

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 29,033 shares (cost $373,631)	377,134

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 1,527,925 shares (cost $22,656,631)	24,385,690

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,050 shares (cost $67,160)	102,265

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3) 728,724 shares (cost $13,601,343)	14,705,652

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3) 1,983,693 shares (cost $31,335,027)	33,147,511
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2) 3,505,239 shares (cost $61,349,428)	$60,675,691

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 58,167 shares (cost $1,043,915)	1,120,887

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 1,004,172 shares (cost $19,244,087)	17,171,338

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 1,049 shares (cost $25,831)	32,606

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 5,824,674 shares (cost $134,172,096)	237,646,679

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 3,728,588 shares (cost $14,252,328)	19,686,946

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 6,720,360 shares (cost $24,758,787)	34,811,464

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore) 237,055 shares (cost $3,102,265)	3,150,460

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 2,755,806 shares (cost $108,651,149)	178,521,139

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 2,393,155 shares (cost $56,371,750)	154,382,439

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 939,361 shares (cost $26,056,895)	28,810,202

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 4,093,983 shares (cost $52,525,866)	53,221,780

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 22,629 shares (cost $203,450)	261,815

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 402,063 shares (cost $2,228,451)	3,023,514

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS) 79,335 shares (cost $1,120,232)	1,293,958

MFS VIT – Value Series – Service Class (MFSValueS) 2,829,041 shares (cost $39,332,240)	42,775,097

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2) 2,519,656 shares (cost $47,921,380)	48,755,352

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2) 3,544,785 shares (cost $41,219,591)	39,772,489

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2) 1,236,547 shares (cost $29,445,891)	32,249,134

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2) 134,100 shares (cost $6,103,789)	5,841,376

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2) 527,347 shares (cost $34,881,827)	38,053,336

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 9,226,157 shares (cost $74,252,484)	70,487,839

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3) 5,350,883 shares (cost $42,297,687)	40,827,235

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts) 253,514 shares (cost $3,025,208)	5,731,950

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 6,922,052 shares (cost $114,472,580)	156,369,150
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6) 108,056 shares (cost $1,801,185)	$2,439,913

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl) 6,538 shares (cost $69,536)	80,150

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 2,743,272 shares (cost $34,334,177)	33,742,241

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 111,667 shares (cost $827,921)	1,570,050

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 4,629,526 shares (cost $51,874,700)	65,137,425

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead) 980,710 shares (cost $7,057,162)	18,623,674

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 956,688 shares (cost $15,449,147)	18,157,938

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin) 2,199 shares (cost $26,659)	23,946

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 779,041 shares (cost $10,210,840)	8,483,757

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth) 8,653 shares (cost $91,142)	101,848

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 1,840,024 shares (cost $20,085,506)	21,712,284

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 357,677 shares (cost $1,341,620)	1,838,463

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 3,463,715 shares (cost $16,200,141)	17,942,043

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 38,227,254 shares (cost $454,005,615)	444,582,975

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2) 1,208,769 shares (cost $14,453,319)	14,009,627

Nationwide VIT – Growth Fund – Class I (NVITGrowth) 4,052,213 shares (cost $36,905,069)	58,757,092

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8) 367,606 shares (cost $4,251,881)	4,267,905

Nationwide VIT – International Value Fund – Class II (NVITIntVal2) 270 shares (cost $3,807)	4,704

Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 3,568,278 shares (cost $59,928,245)	62,195,078

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6) 123,829 shares (cost $2,129,531)	2,152,150

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 6,105,116 shares (cost $72,774,958)	83,029,582

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 8,373,358 shares (cost $86,774,094)	87,082,923

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 36,877,014 shares (cost $390,243,607)	458,750,058

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 20,073,539 shares (cost $230,989,640)	267,781,006

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 13,962,612 shares (cost $150,456,466)	158,475,644
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 9,522,110 shares (cost $87,601,839)	$104,267,107

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 2,169,328 shares (cost $50,846,198)	70,568,238

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 12,122,273 shares (cost $184,396,244)	232,505,204

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 608,001,216 shares (cost $608,001,216)	608,001,216

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 3,631,844 shares (cost $57,212,643)	65,409,515

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II (NVITSmCapGr2) 69,944 shares (cost $938,661)	1,241,503

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 24,861,897 shares (cost $287,101,056)	245,635,535

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II (NVITSmCapVal2) 270,652 shares (cost $3,139,234)	2,641,562

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 11,462,932 shares (cost $250,779,430)	254,591,714

Nationwide VIT – Multi-Manager Small Company Fund – Class II (NVITSmComp2) 219,557 shares (cost $4,599,014)	4,795,127

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 20,713,943 shares (cost $218,793,171)	281,502,489

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2) 114,181 shares (cost $1,138,131)	1,546,010

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead) 310 shares (cost $3,885)	4,040

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3) 1,201,930 shares (cost $16,725,671)	15,709,229

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro) 38,088 shares (cost $430,698)	491,717

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3) 1,501,258 shares (cost $16,774,270)	19,501,346

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 6,150,138 shares (cost $69,482,838)	70,726,584

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 13,648,293 shares (cost $132,557,969)	134,572,167

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 121,404 shares (cost $1,810,700)	1,760,363

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 3,806,484 shares (cost $48,403,999)	80,354,890

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt) 951,260 shares (cost $13,916,670)	12,946,648

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr) 5,649,374 shares (cost $93,412,640)	161,007,167

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 6,229,595 shares (cost $126,874,934)	129,388,694

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS) 338,096 shares (cost $6,395,579)	5,872,729

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 991,218 shares (cost $16,412,706)	17,752,721
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS) 141,384 shares (cost $4,362,248)	$6,613,950

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 6,685,182 shares (cost $196,796,858)	315,406,925

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 5,479,404 shares (cost $154,114,490)	201,751,661

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 4,212,927 shares (cost $86,097,860)	154,193,139

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS) 173,206 shares (cost $3,383,702)	6,282,181

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3) 219,673 shares (cost $1,790,526)	1,752,990

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc) 169,809 shares (cost $1,386,918)	1,349,980

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS) 16,221 shares (cost $136,995)	127,986

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap) 623,972 shares (cost $12,197,455)	11,356,291

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS) 10,534 shares (cost $173,615)	189,921

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt) 10,618,471 shares (cost $189,235,553)	271,939,050

Oppenheimer VAF – Main Street®– Service Class (OppMStS) 335,177 shares (cost $5,757,030)	8,506,803

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 2,513,900 shares (cost $96,630,338)	135,926,580

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS) 1,148,652 shares (cost $5,816,328)	6,489,885

PIMCO PVIT Real Return Portfolio – Administrative Shares (PVITRealRet) 22,172 shares (cost $263,156)	278,703

PIMCO PVIT Total Return Portfolio – Administrative Shares (PVITTotRet) 35,921 shares (cost $362,936)	376,809

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc) 1,215 shares (cost $30,617)	28,098

Royce Micro-Cap (RCFMicroCap) 34,740 shares (cost $515,785)	467,942

SBL Fund – Series D (Global Series) (SBLGlob) 15,906 shares (cost $173,320)	191,032

SBL Fund – Series J (Mid Cap Growth Series ) (SBLMidCapGr) 2,149 shares (cost $65,874)	60,167

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 6,417 shares (cost $128,602)	126,224

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 12,437 shares (cost $289,780)	290,643

SBL Fund – Series P (High Yield Series) (SBLHighYld) 22,854 shares (cost $432,193)	438,337

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 21,271 shares (cost $583,739)	613,041

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 29,241 shares (cost $1,427,073)	1,393,043
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 77 shares (cost $1,579)	$1,561

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 538 shares (cost $5,361)	5,469

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,932,917 shares (cost $20,274,727)	22,615,130

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 1,012,330 shares (cost $25,132,831)	23,941,613

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 1,355,910 shares (cost $6,653,656)	6,711,752

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 2,582,086 shares (cost $57,754,187)	78,753,615

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS) 6,610 shares (cost $160,997)	199,947

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,628,289 shares (cost $35,446,167)	45,071,048

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,533,493 shares (cost $24,606,579)	42,508,434

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,481,717 shares (cost $46,713,263)	61,017,120

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 740,863 shares (cost $14,570,111)	30,516,164

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2) 1,234,550 shares (cost $13,482,842)	17,036,785

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2) 74,543 shares (cost $1,630,603)	2,481,526

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus) 973,015 shares (cost $11,151,619)	11,267,508

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2) 100,841 shares (cost $1,141,630)	1,157,660

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 2,600,810 shares (cost $21,938,877)	22,184,907

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro) 1,814,399 shares (cost $23,375,202)	26,453,936

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 9,513,828 shares (cost $207,315,939)	209,779,903

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 1,024,795 shares (cost $10,202,042)	13,517,040

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,974,438 shares (cost $219,346,519)	344,804,526

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 10,103,987 shares (cost $69,656,164)	98,639,163

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 24,261,350 shares (cost $132,309,986)	129,203,817

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,028,697 shares (cost $197,545,100)	259,537,860

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 5,391,102 shares (cost $33,970,777)	43,136,899

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 1,571,177 shares (cost $8,858,351)	10,956,129
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 7,010,752 shares (cost $51,103,904)	$70,695,021

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 24,336,452 shares (cost $183,263,023)	292,614,197

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 26,242,048 shares (cost $86,657,425)	84,055,904

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 8,372,417 shares (cost $51,539,055)	89,991,757

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,788,487 shares (cost $37,667,289)	40,050,485

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 300,339 shares (cost $5,560,641)	6,422,386

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 2,331,789 shares (cost $15,131,783)	16,810,099

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 40,497,124 shares (cost $40,497,124)	40,497,124

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,880,189 shares (cost $9,565,657)	9,365,785

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 2,732,412 shares (cost $20,564,594)	19,090,543

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 7,626,969 shares (cost $98,075,551)	137,115,353

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 12,732,073 shares (cost $102,915,398)	130,404,436

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 840,971 shares (cost $13,329,101)	12,044,303

W&R Target Funds, Inc. – Value Portfolio (WRValue) 18,237,631 shares (cost $98,532,687)	116,064,286

Wells Fargo AVT – Opportunity FundSM (WFVOpp) 6,766,465 shares (cost $119,852,390)	149,065,235

Total investments	14,026,223,408

Accounts receivable – MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)	46,548

Total assets	14,026,269,956

Accounts payable	260,090

Contract owners’ equity (note 4)	$14,026,009,866

See accompanying notes to financial statements.

10

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
Reinvested dividends	$251,849,861	18,820	30,773	–	–	–	7,049	16,269
Mortality and expense risk charges (note 2)	(182,843,280)	(9,147)	(160,789)	(2,319)	(31,664)	(64,839)	(8,547)	(34,094)

Net investment income (loss)	69,006,581	9,673	(130,016)	(2,319)	(31,664)	(64,839)	(1,498)	(17,825)

Proceeds from mutual fund shares sold	4,408,625,453	191,789	3,823,564	39,245	1,221,124	9,393,413	48,593	354,635
Cost of mutual fund shares sold	(3,447,281,591)	(142,644)	(2,182,843)	(23,475)	(868,974)	(9,016,984)	(30,715)	(311,518)

Realized gain (loss) on investments	961,343,862	49,145	1,640,721	15,770	352,150	376,429	17,878	43,117
Change in unrealized gain (loss) on investments	(513,187,435)	(47,842)	(2,009,263)	4,302	(163,703)	(608,369)	21,571	80,598

Net gain (loss) on investments	448,156,427	1,303	(368,542)	20,072	188,447	(231,940)	39,449	123,715

Reinvested capital gains	721,563,167	–	517,364	–	–	353,722	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,238,726,175	10,976	18,806	17,753	156,783	56,943	37,951	105,890

Investment activity:	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
Reinvested dividends	$–	19,295	148	47,226	–	38,291	3,628,428	65,987
Mortality and expense risk charges (note 2)	(641)	(3,192)	(5,860)	(69,978)	(59,439)	(102,292)	(2,207,481)	(75,748)

Net investment income (loss)	(641)	16,103	(5,712)	(22,752)	(59,439)	(64,001)	1,420,947	(9,761)

Proceeds from mutual fund shares sold	3,425	115,228	60,300	1,081,793	649,266	1,738,407	51,547,904	715,991
Cost of mutual fund shares sold	(2,882)	(102,448)	(51,176)	(775,226)	(424,753)	(961,288)	(35,031,124)	(411,057)

Realized gain (loss) on investments	543	12,780	9,124	306,567	224,513	777,119	16,516,780	304,934
Change in unrealized gain (loss) on investments	5,927	(105,430)	58,209	(363,909)	187,300	(1,049,780)	(18,484,012)	(357,821)

Net gain (loss) on investments	6,470	(92,650)	67,333	(57,342)	411,813	(272,661)	(1,967,232)	(52,887)

Reinvested capital gains	–	46,053	–	194,260	–	358,138	–	–

Net increase (decrease) in contract owners’ equity resulting from operation	$5,829	(30,494)	61,621	114,166	352,374	21,476	(546,285)	(62,648)

(Continued)

11

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
Reinvested dividends	$2,221,908	693,925	526,173	96,623	2,219	–	–	7,785,041
Mortality and expense risk charges (note 2)	(611,842)	(1,071,362)	(900,506)	(174,515)	(4,903)	(138,028)	(31,674)	(5,631,750)

Net investment income (loss)	1,610,066	(377,437)	(374,333)	(77,892)	(2,684)	(138,028)	(31,674)	2,153,291

Proceeds from mutual fund shares sold	13,404,963	30,225,708	16,714,538	7,976,090	150,720	4,935,508	610,679	135,503,591
Cost of mutual fund shares sold	(13,811,068)	(17,626,463)	(7,976,338)	(7,435,908)	(130,969)	(4,539,365)	(442,056)	(101,343,874)

Realized gain (loss) on investments	(406,105)	12,599,245	8,738,200	540,182	19,751	396,143	168,623	34,159,717
Change in unrealized gain (loss) on investments	2,640,419	2,644,629	3,186,956	(1,405,711)	(51,868)	1,650,422	158,181	(99,697,993)

Net gain (loss) on investments	2,234,314	15,243,874	11,925,156	(865,529)	(32,117)	2,046,565	326,804	(65,538,276)

Reinvested capital gains	–	–	–	140,936	2,217	–	–	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	$3,844,380	14,866,437	11,550,823	(802,485)	(32,584)	1,908,537	295,130	(23,014,145)

Investment activity:	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
Reinvested dividends	$124,212	–	–	56,102	111,280	2,209	45	–
Mortality and expense risk charges (note 2)	(155,845)	(174,389)	(1,970)	(29,895)	(73,507)	(2,657)	(47,062)	(29,478)

Net investment income (loss)	(31,633)	(174,389)	(1,970)	26,207	37,773	(448)	(47,017)	(29,478)

Proceeds from mutual fund shares sold	1,290,557	31,839,115	8,646	273,327	1,026,359	1,666,820	402,279	546,328
Cost of mutual fund shares sold	(937,828)	(29,917,439)	(6,520)	(179,089)	(607,855)	(1,598,792)	(221,455)	(340,293)

Realized gain (loss) on investments	352,729	1,921,676	2,126	94,238	418,504	68,028	180,824	206,035
Change in unrealized gain (loss) on investments	(1,577,676)	2,241,451	31,435	(325,702)	(1,477,545)	(350,529)	483,689	(293,526)

Net gain (loss) on investments	(1,224,947)	4,163,127	33,561	(231,464)	(1,059,041)	(282,501)	664,513	(87,491)

Reinvested capital gains	709,770	–	–	223,785	630,056	319,189	362,469	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(546,810)	3,988,738	31,591	18,528	(391,212)	36,240	979,965	(116,969)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
Reinvested dividends	$77,899	140,014	–	210,592	13,198,226	1,888,544	50,439	3,590
Mortality and expense risk charges (note 2)	(76,092)	(119,285)	(7,631)	(629,847)	(9,159,825)	(1,348,114)	(68,068)	(7,799)

Net investment income (loss)	1,807	20,729	(7,631)	(419,255)	4,038,401	540,430	(17,629)	(4,209)

Proceeds from mutual fund shares sold	2,221,196	5,307,598	1,393,564	20,164,214	214,185,860	37,317,647	744,466	15,949
Cost of mutual fund shares sold	(1,260,179)	(3,556,755)	(1,519,203)	(16,811,860)	(184,982,426)	(25,543,281)	(486,279)	(11,954)

Realized gain (loss) on investments	961,017	1,750,843	(125,639)	3,352,354	29,203,434	11,774,366	258,187	3,995
Change in unrealized gain (loss) on investments	152,569	(3,638,075)	(36,668)	(5,558,515)	1,988,057	(5,533,266)	(71,823)	(127,018)

Net gain (loss) on investments	1,113,586	(1,887,232)	(162,307)	(2,206,161)	31,191,491	6,241,100	186,364	(123,023)

Reinvested capital gains	–	2,077,602	177,599	2,261,700	–	–	–	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	$1,115,393	211,099	7,661	(363,716)	35,229,892	6,781,530	168,735	(64,467)

Investment activity:	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
Reinvested dividends	$7,955	7,432	6,201	388,728	17,632	12,343,789	414,452	11,504,620
Mortality and expense risk charges (note 2)	(6,861)	(11,342)	(20,974)	(95,907)	(17,327)	(3,148,301)	(162,764)	(8,950,289)

Net investment income (loss)	1,094	(3,910)	(14,773)	292,821	305	9,195,488	251,688	2,554,331

Proceeds from mutual fund shares sold	29,375	98,876	182,878	2,112,265	1,866,299	51,470,144	1,595,634	189,416,615
Cost of mutual fund shares sold	(14,322)	(81,569)	(107,484)	(2,176,787)	(1,889,391)	(51,846,703)	(1,663,971)	(152,967,975)

Realized gain (loss) on investments	15,053	17,307	75,394	(64,522)	(23,092)	(376,559)	(68,337)	36,448,640
Change in unrealized gain (loss) on investments	(66,734)	(147,651)	23,990	(175,369)	(24,072)	1,071,128	96,063	(84,991,989)

Net gain (loss) on investments	(51,681)	(130,344)	99,384	(239,891)	(47,164)	694,569	27,726	(48,543,349)

Reinvested capital gains	63,897	66,416	–	–	–	–	–	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	$13,310	(67,838)	84,611	52,930	(46,859)	9,890,057	279,414	8,035,684

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
Reinvested dividends	$258,488	2,741,785	22,681	9,738,373	2,634,746	1,778,961	328,108	3,255,399
Mortality and expense risk charges (note 2)	(311,569)	(4,970,508)	(104,483)	(1,903,325)	(214,015)	(647,532)	(207,203)	(1,262,543)

Net investment income (loss)	(53,081)	(2,228,723)	(81,802)	7,835,048	2,420,731	1,131,429	120,905	1,992,856

Proceeds from mutual fund shares sold	2,997,718	116,034,049	1,563,553	123,747,307	30,180,987	17,254,000	1,693,787	32,354,043
Cost of mutual fund shares sold	(1,842,289)	(98,762,479)	(907,568)	(121,236,534)	(30,809,503)	(9,892,288)	(698,813)	(17,696,677)

Realized gain (loss) on investments	1,155,429	17,271,570	655,985	2,510,773	(628,516)	7,361,712	994,974	14,657,366
Change in unrealized gain (loss) on investments	(2,386,753)	80,606,095	629,579	(6,673,122)	(2,270,710)	(3,942,677)	(319,905)	(8,463,553)

Net gain (loss) on investments	(1,231,324)	97,877,665	1,285,564	(4,162,349)	(2,899,226)	3,419,035	675,069	6,193,813

Reinvested capital gains	1,302,143	350,443	3,684	–	–	4,126,563	727,488	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	$17,738	95,999,385	1,207,446	3,672,699	(478,495)	8,677,027	1,523,462	15,412,605

Investment activity:	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
Reinvested dividends	$6,626,704	148,827	2,573,535	–	256,239	76,323	327,803	17,147
Mortality and expense risk charges (note 2)	(10,037,442)	(368,333)	(813,105)	(640,795)	(471,104)	(287,811)	(509,506)	(54,867)

Net investment income (loss)	(3,410,738)	(219,506)	1,760,430	(640,795)	(214,865)	(211,488)	(181,703)	(37,720)

Proceeds from mutual fund shares sold	193,361,864	2,402,558	17,811,934	19,192,049	8,091,065	1,962,383	27,370,339	446,487
Cost of mutual fund shares sold	(137,723,652)	(1,242,047)	(18,456,167)	(16,312,819)	(7,350,749)	(954,024)	(27,456,364)	(402,000)

Realized gain (loss) on investments.	55,638,212	1,160,511	(644,233)	2,879,230	740,316	1,008,359	(86,025)	44,487
Change in unrealized gain (loss) on investments	(123,508,728)	(3,215,038)	723,507	9,243,801	1,503,027	(278,986)	(2,394,451)	(210,336)

Net gain (loss) on investments	(67,870,516)	(2,054,527)	79,274	12,123,031	2,243,343	729,373	(2,480,476)	(165,849)

Reinvested capital gains	198,370,523	5,088,027	–	–	2,557,199	1,380,394	4,362,170	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	$127,089,269	2,813,994	1,839,704	11,482,236	4,585,677	1,898,279	1,699,991	108,497

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
Reinvested dividends	$40,311	190,472	759	131,744	832	70,314	7,039	260,086
Mortality and expense risk charges (note 2)	(326,358)	(68,302)	(452)	(48,751)	(778)	(25,130)	(4,635)	(176,633)

Net investment income (loss)	(286,047)	122,170	307	82,993	54	45,184	2,404	83,453

Proceeds from mutual fund shares sold	8,481,328	2,855,402	5,948	1,301,678	4,715	421,735	30,203	9,157,657
Cost of mutual fund shares sold	(8,243,857)	(2,631,106)	(5,259)	(1,146,090)	(4,205)	(372,378)	(26,334)	(8,095,763)

Realized gain (loss) on investments	237,471	224,296	689	155,588	510	49,357	3,869	1,061,894
Change in unrealized gain (loss) on investments	7,529,881	(163,826)	555	(116,743)	1,011	(62,754)	(3,817)	1,028,517

Net gain (loss) on investments	7,767,352	60,470	1,244	38,845	1,521	(13,397)	52	2,090,411

Reinvested capital gains	1,805,107	171,937	947	167,824	1,338	111,626	12,384	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	$9,286,412	354,577	2,498	289,662	2,913	143,413	14,840	3,033,557

Investment activity:	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
Reinvested dividends	$1,962	249,191	555,216	2,131,437	29,822	139,135	723	370,256
Mortality and expense risk charges (note 2)	(1,297)	(136,087)	(267,307)	(709,867)	(19,612)	(235,554)	(464)	(2,624,480)

Net investment income (loss)	665	113,104	287,909	1,421,570	10,210	(96,419)	259	(2,254,224)

Proceeds from mutual fund shares sold	17,660	1,461,383	4,458,670	19,564,477	256,950	9,176,235	21,982	83,181,839
Cost of mutual fund shares sold	(11,237)	(1,263,825)	(4,036,641)	(17,896,327)	(205,959)	(8,713,533)	(17,893)	(43,648,332)

Realized gain (loss) on investments	6,423	197,558	422,029	1,668,150	50,991	462,702	4,089	39,533,507
Change in unrealized gain (loss) on investments	1,933	570,989	1,282,486	(2,690,240)	(125,339)	(3,056,983)	(1,188)	28,781,149

Net gain (loss) on investments	8,356	768,547	1,704,515	(1,022,090)	(74,348)	(2,594,281)	2,901	68,314,656

Reinvested capital gains	4,475	540,392	–	395,282	18,291	1,430,708	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$13,496	1,422,043	1,992,424	794,762	(45,847)	(1,259,992)	3,160	66,060,432

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
Reinvested dividends	$60,633	111,192	15,441	738,406	696,906	343,135	1,485,143	230
Mortality and expense risk charges (note 2)	(241,763)	(447,859)	(43,140)	(2,030,769)	(1,902,977)	(443,036)	(651,068)	(3,509)

Net investment income (loss)	(181,130)	(336,667)	(27,699)	(1,292,363)	(1,206,071)	(99,901)	834,075	(3,279)

Proceeds from mutual fund shares sold	6,164,793	13,224,361	1,435,776	41,669,018	51,445,362	15,525,728	22,074,792	42,847
Cost of mutual fund shares sold	(3,515,779)	(11,188,299)	(1,427,729)	(12,531,307)	(20,045,875)	(12,616,956)	(21,925,515)	(33,009)

Realized gain (loss) on investments	2,649,014	2,036,062	8,047	29,137,711	31,399,487	2,908,772	149,277	9,838
Change in unrealized gain (loss) on investments	1,128,863	5,458,414	135,140	10,672,374	8,405,584	(3,597,345)	877,204	18,733

Net gain (loss) on investments	3,777,877	7,494,476	143,187	39,810,085	39,805,071	(688,573)	1,026,481	28,571

Reinvested capital gains	–	–	32,196	–	–	1,730,987	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,596,747	7,157,809	147,684	38,517,722	38,599,000	942,513	1,860,556	25,292

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
Reinvested dividends	$–	–	331,144	882,430	2,407,233	679,209	70,982	186,346
Mortality and expense risk charges (note 2)	(58,305)	(27,898)	(527,389)	(450,070)	(359,688)	(306,365)	(21,477)	(381,497)

Net investment income (loss)	(58,305)	(27,898)	(196,245)	432,360	2,047,545	372,844	49,505	(195,151)

Proceeds from mutual fund shares sold	609,451	432,324	7,507,172	5,814,982	9,948,430	6,272,667	1,239,697	5,676,346
Cost of mutual fund shares sold	(365,114)	(287,048)	(6,084,358)	(5,065,041)	(9,751,722)	(5,135,009)	(1,258,777)	(4,846,251)

Realized gain (loss) on investments	244,337	145,276	1,422,814	749,941	196,708	1,137,658	(19,080)	830,095
Change in unrealized gain (loss) on investments	(64,283)	(212,777)	257,937	(36,834)	(1,750,119)	1,367,005	(262,412)	1,970,600

Net gain (loss) on investments	180,054	(67,501)	1,680,751	713,107	(1,553,411)	2,504,663	(281,492)	2,800,695

Reinvested capital gains.	120,578	108,508	664,222	20,716	–	–	–	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	$242,327	13,109	2,148,728	1,166,183	494,134	2,877,507	(231,987)	2,614,645

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
Reinvested dividends	$5,944,043	3,569,539	34,980	899,293	12,056	1,954	829,762	6,458
Mortality and expense risk charges (note 2)	(995,582)	(659,354)	(59,882)	(1,525,582)	(35,694)	(1,009)	(435,108)	(19,527)

Net investment income (loss)	4,948,461	2,910,185	(24,902)	(626,289)	(23,638)	945	394,654	(13,069)

Proceeds from mutual fund shares sold	28,227,909	45,535,292	1,575,876	45,885,359	329,727	10,097	20,641,041	454,262
Cost of mutual fund shares sold	(28,143,129)	(44,832,517)	(692,287)	(30,155,422)	(203,809)	(6,559)	(16,951,063)	(252,432)

Realized gain (loss) on investments	84,780	702,775	883,589	15,729,937	125,918	3,538	3,689,978	201,830
Change in unrealized gain (loss) on investments	(3,186,672)	(2,493,547)	450,855	16,119,031	383,323	(5,576)	(4,768,299)	53,521

Net gain (loss) on investments	(3,101,892)	(1,790,772)	1,334,444	31,848,968	509,241	(2,038)	(1,078,321)	255,351

Reinvested capital gains	–	–	541,784	13,372,601	200,259	15,057	6,370,089	131,528

Net increase (decrease) in contract owners’ equity resulting from operations	$1,846,569	1,119,413	1,851,326	44,595,280	685,862	13,964	5,686,422	373,810

Investment activity:	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
Reinvested dividends	$246,841	77,497	90,552	850	313,532	79	15,861	–
Mortality and expense risk charges (note 2)	(699,164)	(224,812)	(255,045)	(356)	(135,437)	(1,280)	(300,895)	(22,752)

Net investment income (loss)	(452,323)	(147,315)	(164,493)	494	178,095	(1,201)	(285,034)	(22,752)

Proceeds from mutual fund shares sold	12,765,278	6,082,244	14,008,311	8,644	8,142,971	8,970	10,243,919	524,882
Cost of mutual fund shares sold	(8,180,642)	(2,346,024)	(9,096,501)	(7,435)	(8,184,163)	(8,287)	(9,445,711)	(429,460)

Realized gain (loss) on investments	4,584,636	3,736,220	4,911,810	1,209	(41,192)	683	798,208	95,422
Change in unrealized gain (loss) on investments	3,640,331	(130,923)	(1,154,698)	(5,539)	(1,585,437)	9,708	1,522,666	261,196

Net gain (loss) on investments	8,224,967	3,605,297	3,757,112	(4,330)	(1,626,629)	10,391	2,320,874	356,618

Reinvested capital gains	4,775,572	–	–	3,540	1,298,784	1,990	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	$12,548,216	3,457,982	3,592,619	(296)	(149,750)	11,180	2,520,858	333,866

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
Reinvested dividends	$–	20,319,500	594,198	104,372	41,629	83	1,585,730	46,323
Mortality and expense risk charges (note 2)	(175,925)	(5,524,773)	(263,455)	(665,129)	(31,081)	(63)	(924,341)	(40,223)

Net investment income (loss)	(175,925)	14,794,727	330,743	(560,757)	10,548	20	661,389	6,100

Proceeds from mutual fund shares sold	9,470,084	121,011,040	2,265,886	22,010,201	886,521	453	28,925,934	529,058
Cost of mutual fund shares sold	(7,310,008)	(130,163,577)	(2,435,703)	(12,872,657)	(779,318)	(338)	(23,681,186)	(444,543)

Realized gain (loss) on investments	2,160,076	(9,152,537)	(169,817)	9,137,544	107,203	115	5,244,748	84,515
Change in unrealized gain (loss) on investments	371,664	20,496,127	518,902	1,412,357	(92,487)	(396)	(9,243,878)	(222,087)

Net gain (loss) on investments	2,531,740	11,343,590	349,085	10,549,901	14,716	(281)	(3,999,130)	(137,572)

Reinvested capital gains	–	–	–	–	5,820	339	5,392,480	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	$2,355,815	26,138,317	679,828	9,989,144	31,084	78	2,054,739	28,560

Investment activity:	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
Reinvested dividends	$1,718,679	3,135,626	12,672,728	6,366,234	5,050,854	2,541,707	–	3,671,865
Mortality and expense risk charges (note 2)	(1,190,000)	(1,189,483)	(6,383,841)	(3,856,632)	(2,223,945)	(1,414,078)	(947,323)	(3,338,246)

Net investment income (loss)	528,679	1,946,143	6,288,887	2,509,602	2,826,909	1,127,629	(947,323)	333,619

Proceeds from mutual fund shares sold	22,383,076	32,732,018	81,151,252	67,191,524	35,370,284	30,059,569	20,485,511	85,411,836
Cost of mutual fund shares sold	(17,150,488)	(32,019,165)	(58,183,044)	(44,530,331)	(30,119,025)	(26,397,223)	(12,743,381)	(48,363,254)

Realized gain (loss) on investments	5,232,588	712,853	22,968,208	22,661,193	5,251,259	3,662,346	7,742,130	37,048,582
Change in unrealized gain (loss) on investments	(4,384,138)	(1,154,118)	(16,201,475)	(16,765,734)	(4,965,806)	(3,740,415)	(642,339)	(26,131,509)

Net gain (loss) on investments	848,450	(441,265)	6,766,733	5,895,459	285,453	(78,069)	7,099,791	10,917,073

Reinvested capital gains	2,869,673	2,137,385	7,526,584	5,502,011	4,415,215	3,289,990	–	7,824,153

Net increase (decrease) in contract owners’ equity resulting from operations	$4,246,802	3,642,263	20,582,204	13,907,072	7,527,577	4,339,550	6,152,468	19,074,845

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
Reinvested dividends	$27,296,691	–	–	3,397,934	28,943	244,440	–	3,271,926
Mortality and expense risk charges (note 2)	(7,022,313)	(898,552)	(23,927)	(3,839,420)	(56,295)	(3,529,666)	(99,773)	(3,538,558)

Net investment income (loss)	20,274,378	(898,552)	(23,927)	(441,486)	(27,352)	(3,285,226)	(99,773)	(266,632)

Proceeds from mutual fund shares sold	428,979,427	33,391,212	320,872	97,877,658	829,444	88,008,730	887,703	87,284,544
Cost of mutual fund shares sold	(428,979,427)	(25,229,216)	(201,112)	(69,507,409)	(568,741)	(56,062,922)	(557,103)	(73,967,615)

Realized gain (loss) on investments	–	8,161,996	119,760	28,370,249	260,703	31,945,808	330,600	13,316,929
Change in unrealized gain (loss) on investments	–	(1,015,805)	(3,967)	(86,190,696)	(886,443)	(62,880,047)	(940,028)	(5,224,104)

Net gain (loss) on investments	–	7,146,191	115,793	(57,820,447)	(625,740)	(30,934,239)	(609,428)	8,092,825

Reinvested capital gains	–	–	–	36,827,953	393,171	39,992,698	732,961	15,331,331

Net increase (decrease) in contract owners’ equity resulting from operations	$20,274,378	6,247,639	91,866	(21,433,980)	(259,921)	5,773,233	23,760	23,157,524

Investment activity:	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
Reinvested dividends	$14,542	43	179,908	–	–	1,439,494	5,616,923	–
Mortality and expense risk charges (note 2)	(36,164)	(51)	(229,794)	(5,678)	(250,759)	(1,056,973)	(1,740,950)	(33,510)

Net investment income (loss)	(21,622)	(8)	(49,886)	(5,678)	(250,759)	382,521	3,875,973	(33,510)

Proceeds from mutual fund shares sold	928,885	452	12,301,019	154,664	10,126,092	24,083,791	37,989,275	2,608,414
Cost of mutual fund shares sold	(535,135)	(385)	(12,021,844)	(147,718)	(9,520,241)	(18,364,568)	(35,348,820)	(2,417,657)

Realized gain (loss) on investments	393,750	67	279,175	6,946	605,851	5,719,223	2,640,455	190,757
Change in unrealized gain (loss) on investments	(327,029)	(259)	(1,006,313)	71,502	3,420,371	(11,385,657)	(1,824,280)	(275,464)

Net gain (loss) on investments	66,721	(192)	(727,138)	78,448	4,026,222	(5,666,434)	816,175	(84,707)

Reinvested capital gains	80,403	587	2,477,702	–	–	3,329,273	7,186	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	$125,502	387	1,700,678	72,770	3,775,463	(1,954,640)	4,699,334	(92,697)

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
Reinvested dividends	$232,876	215,386	–	863,880	24,827	15,784	638	820,882
Mortality and expense risk charges (note 2)	(1,068,330)	(137,364)	(2,041,586)	(1,694,204)	(73,573)	(198,840)	(119,064)	(4,141,732)

Net investment income (loss)	(835,454)	78,022	(2,041,586)	(830,324)	(48,746)	(183,056)	(118,426)	(3,320,850)

Proceeds from mutual fund shares sold	23,275,934	3,401,456	55,356,492	53,151,906	6,274,978	3,659,133	948,458	91,920,944
Cost of mutual fund shares sold	(12,198,192)	(2,801,914)	(26,301,436)	(34,214,574)	(5,707,744)	(3,127,787)	(584,878)	(68,625,808)

Realized gain (loss) on investments	11,077,742	599,542	29,055,056	18,937,332	567,234	531,346	363,580	23,295,136
Change in unrealized gain (loss) on investments	(4,644,578)	(1,537,487)	6,324,263	(20,218,940)	(696,613)	483,657	469,333	22,322,044

Net gain (loss) on investments	6,433,164	(937,945)	35,379,319	(1,281,608)	(129,379)	1,015,003	832,913	45,617,180

Reinvested capital gains	–	768,457	–	13,518,440	161,041	59,366	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$5,597,710	(91,466)	33,337,733	11,406,508	(17,084)	891,313	714,487	42,296,330

Investment activity:	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
Reinvested dividends	$3,106,295	2,404,060	79,567	–	181,247	14,398	28,614	344
Mortality and expense risk charges (note 2)	(2,766,654)	(2,158,558)	(127,210)	(12,462)	(28,475)	(2,098)	(131,807)	(2,677)

Net investment income (loss)	339,641	245,502	(47,643)	(12,462)	152,772	12,300	(103,193)	(2,333)

Proceeds from mutual fund shares sold	50,074,820	38,682,862	916,737	767,241	3,248,360	89,794	5,145,459	24,736
Cost of mutual fund shares sold	(28,247,333)	(17,610,670)	(437,181)	(787,947)	(3,238,007)	(95,112)	(4,580,460)	(17,624)

Realized gain (loss) on investments	21,827,487	21,072,192	479,556	(20,706)	10,353	(5,318)	564,999	7,112
Change in unrealized gain (loss) on investments	(21,611,082)	(20,856,397)	(482,044)	(37,536)	(147,534)	(10,954)	(1,360,991)	(16,502)

Net gain (loss) on investments	216,405	215,795	(2,488)	(58,242)	(137,181)	(16,272)	(795,992)	(9,390)

Reinvested capital gains	11,309,263	8,738,887	332,750	–	–	–	305,134	7,442

Net increase (decrease) in contract owners’ equity resulting from operations	$11,865,309	9,200,184	282,619	(70,704)	15,591	(3,972)	(594,051)	(4,281)

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
Reinvested dividends	$3,251,506	75,280	–	200,445	30,772	16,757	412	6,882
Mortality and expense risk charges (note 2)	(3,755,815)	(162,095)	(1,870,510)	(108,796)	(6,939)	(3,720)	(411)	(3,785)

Net investment income (loss)	(504,309)	(86,815)	(1,870,510)	91,649	23,833	13,037	1	3,097

Proceeds from mutual fund shares sold	76,644,369	1,194,789	47,327,429	804,064	771,041	185,690	8,660	73,463
Cost of mutual fund shares sold	(58,940,953)	(740,966)	(28,045,452)	(691,935)	(777,067)	(183,379)	(6,671)	(66,309)

Realized gain (loss) on investments	17,703,416	453,823	19,281,977	112,129	(6,026)	2,311	1,989	7,154
Change in unrealized gain (loss) on investments	(5,699,597)	(152,918)	(8,471,023)	241,735	37,674	13,637	(8,685)	(53,353)

Net gain (loss) on investments	12,003,819	300,905	10,810,954	353,864	31,648	15,948	(6,696)	(46,199)

Reinvested capital gains	–	–	–	–	1,346	–	4,735	39,215

Net increase (decrease) in contract owners’ equity resulting from operations	$11,499,510	214,090	8,940,444	445,513	56,827	28,985	(1,960)	(3,887)

Investment activity:	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
Reinvested dividends	$–	–	–	–	–	–	–	–
Mortality and expense risk charges (note 2)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Net investment income (loss)	(1,810)	(669)	(1,565)	(2,820)	(5,333)	(4,387)	(11,825)	(14)

Proceeds from mutual fund shares sold	51,497	34,994	68,183	109,552	431,387	24,259	269,236	958
Cost of mutual fund shares sold	(41,641)	(33,723)	(62,426)	(91,514)	(395,825)	(19,779)	(239,367)	(799)

Realized gain (loss) on investments	9,856	1,271	5,757	18,038	35,562	4,480	29,869	159
Change in unrealized gain (loss) on investments	3,230	(8,246)	(4,569)	(13,238)	(23,113)	16,405	(67,141)	(60)

Net gain (loss) on investments	13,086	(6,975)	1,188	4,800	12,449	20,885	(37,272)	99

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$11,276	(7,644)	(377)	1,980	7,116	16,498	(49,097)	85

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$–	19,234	346,557	206,531	490,020	601	180,897	205,021
Mortality and expense risk charges (note 2)	(71)	(217,416)	(272,445)	(62,720)	(1,001,008)	(3,841)	(499,832)	(494,246)

Net investment income (loss)	(71)	(198,182)	74,112	143,811	(510,988)	(3,240)	(318,935)	(289,225)

Proceeds from mutual fund shares sold	7,717	6,796,145	6,629,700	2,073,212	23,979,881	38,767	18,709,781	15,872,259
Cost of mutual fund shares sold	(6,904)	(5,636,221)	(5,804,946)	(2,045,929)	(21,351,074)	(30,444)	(13,954,961)	(7,503,155)

Realized gain (loss) on investments	813	1,159,924	824,754	27,283	2,628,807	8,323	4,754,820	8,369,104
Change in unrealized gain (loss) on investments	(1,017)	1,060,069	(2,124,100)	37,028	3,695,392	6,409	1,073,929	(2,732,347)

Net gain (loss) on investments	(204)	2,219,993	(1,299,346)	64,311	6,324,199	14,732	5,828,749	5,636,757

Reinvested capital gains	–	–	1,402,463	–	–	–	7,145,439	8,098,344

Net increase (decrease) in contract owners’ equity resulting from operations	$(275)	2,021,811	177,229	208,122	5,813,211	11,492	12,655,253	13,445,876

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
Reinvested dividends	$58,615	38,403	310,470	–	325,671	38,314	1,787,009	–
Mortality and expense risk charges (note 2)	(610,827)	(325,920)	(359,301)	(49,034)	(99,170)	(19,225)	(303,798)	(348,499)

Net investment income (loss)	(552,212)	(287,517)	(48,831)	(49,034)	226,501	19,089	1,483,211	(348,499)

Proceeds from mutual fund shares sold	19,822,063	10,084,706	3,061,451	556,611	2,241,177	203,601	8,513,668	14,783,366
Cost of mutual fund shares sold	(15,432,815)	(4,606,111)	(1,932,821)	(340,484)	(2,186,689)	(203,783)	(8,814,126)	(10,850,430)

Realized gain (loss) on investments	4,389,248	5,478,595	1,128,630	216,127	54,488	(182)	(300,458)	3,932,936
Change in unrealized gain (loss) on investments	8,692,406	1,678,174	(2,196,928)	185,542	58,059	13,179	(665,909)	193,931

Net gain (loss) on investments	13,081,654	7,156,769	(1,068,298)	401,669	112,547	12,997	(966,367)	4,126,867

Reinvested capital gains	5,718,183	3,746,441	430,843	–	–	–	763,543	1,274,971

Net increase (decrease) in contract owners’ equity resulting from operations	$18,247,625	10,615,693	(686,286)	352,635	339,048	32,086	1,280,387	5,053,339

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
Reinvested dividends	$3,525,077	98,342	1,888,699	1,322,028	4,693,115	1,566,881	358,021	32,568
Mortality and expense risk charges (note 2)	(4,005,902)	(206,257)	(3,638,883)	(1,270,295)	(1,374,936)	(3,437,222)	(493,193)	(65,990)

Net investment income (loss)	(480,825)	(107,915)	(1,750,184)	51,733	3,318,179	(1,870,341)	(135,172)	(33,422)

Proceeds from mutual fund shares sold	150,642,062	4,113,551	14,591,930	12,095,281	8,891,087	36,432,767	1,684,183	402,342
Cost of mutual fund shares sold	(76,787,425)	(3,093,126)	(9,332,664)	(8,950,814)	(9,094,335)	(28,746,326)	(1,096,268)	(343,633)

Realized gain (loss) on investments	73,854,637	1,020,425	5,259,266	3,144,467	(203,248)	7,686,441	587,915	58,709
Change in unrealized gain (loss) on investments	(152,134,697)	(826,978)	83,813,774	8,076,334	1,758,736	2,167,297	4,510,087	2,095,711

Net gain (loss) on investments	(78,280,060)	193,447	89,073,040	11,220,801	1,555,488	9,853,738	5,098,002	2,154,420

Reinvested capital gains	27,528,039	1,202,247	14,731,001	1,795	–	22,981,411	322,208	29,226

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,232,846)	1,287,779	102,053,857	11,274,329	4,873,667	30,964,808	5,285,038	2,150,224

Investment activity:	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
Reinvested dividends	$14,357	3,091	6,410,274	476,632	630,174	896,196	–	2,923
Mortality and expense risk charges (note 2)	(746,847)	(3,619,875)	(1,097,250)	(1,076,133)	(516,945)	(275,698)	(86,777)	(192,725)

Net investment income (loss)	(732,490)	(3,616,784)	5,313,024	(599,501)	113,229	620,498	(86,777)	(189,802)

Proceeds from mutual fund shares sold	3,018,777	41,860,782	7,259,633	6,902,354	5,015,013	38,333,112	1,603,155	1,190,771
Cost of mutual fund shares sold	(1,768,791)	(30,584,638)	(7,060,667)	(3,975,645)	(3,599,229)	(39,414,746)	(1,069,711)	(921,832)

Realized gain (loss) on investments	1,249,986	11,276,144	198,966	2,926,709	1,415,784	(1,081,634)	533,444	268,939
Change in unrealized gain (loss) on investments	14,000,634	45,858,613	(3,385,854)	10,110,684	(1,937,952)	1,110,733	(135,320)	959,096

Net gain (loss) on investments	15,250,620	57,134,757	(3,186,888)	13,037,393	(522,168)	29,099	398,124	1,228,035

Reinvested capital gains	5,064,463	6,725,125	–	2,224,092	3,592,027	–	–	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	$19,582,593	60,243,098	2,126,136	14,661,984	3,183,088	649,597	311,347	1,440,601

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
Reinvested dividends	$1,646,952	307,717	122,564	–	–	648	1,148,259	1,018,495
Mortality and expense risk charges (note 2)	(497,116)	(122,308)	(357,291)	(1,703,395)	(1,739,372)	(177,147)	(1,688,836)	(2,145,509)

Net investment income (loss)	1,149,836	185,409	(234,727)	(1,703,395)	(1,739,372)	(176,499)	(540,577)	(1,127,014)

Proceeds from mutual fund shares sold	17,010,586	1,739,052	7,451,909	14,158,713	19,236,052	2,630,606	17,988,142	44,331,180
Cost of mutual fund shares sold	(17,010,586)	(1,772,946)	(5,640,941)	(8,182,262)	(13,163,429)	(2,690,353)	(13,027,920)	(34,266,284)

Realized gain (loss) on investments	–	(33,894)	1,810,968	5,976,451	6,072,623	(59,747)	4,960,222	10,064,896
Change in unrealized gain (loss) on investments	–	34,819	(7,086,843)	(3,045,846)	(1,757,309)	(1,042,471)	(10,610,895)	(22,749,873)

Net gain (loss) on investments	–	925	(5,275,875)	2,930,605	4,315,314	(1,102,218)	(5,650,673)	(12,684,977)

Reinvested capital gains	–	–	864,218	25,247,198	12,468,603	574,769	7,415,435	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	$1,149,836	186,334	(4,646,384)	26,474,408	15,044,545	(703,948)	1,224,185	10,055,531

See accompanying notes to financial statements.

24

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$69,006,581	73,745,372	9,673	4,658	(130,016)	(145,234)	–	(1,578)
Realized gain (loss) on investments	961,343,862	526,212,018	49,145	6,786	1,640,721	393,132	–	68,701
Change in unrealized gain (loss) on investments	(513,187,435)	642,457,172	(47,842)	53,631	(2,009,263)	307,272	–	(85,904)
Reinvested capital gains	721,563,167	478,254,937	–	–	517,364	413,918	–	–

Net increase (decrease) in contract owners’ equity resulting from Operations	1,238,726,175	1,720,669,499	10,976	65,075	18,806	969,088	–	(18,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	395,145,800	425,785,056	8,701	4,040	245,091	263,575	–	9,168
Transfers between funds	–	–	(47,393)	9,321	10,276	992,246	–	(450,043)
Redemptions (note 3)	(2,791,617,541)	(2,269,980,325)	(137,619)	(66,862)	(1,448,681)	(543,955)	–	(13,601)
Annuity benefits	(7,216,159)	(5,952,411)	–	–	(26,716)	(20,640)	–	–
Annual contract maintenance charges (note 2)	(324,947)	(345,291)	–	–	(17)	(1)	–	–
Contingent deferred sales charges (note 2)	(14,192,307)	(20,516,578)	(2,203)	(1,345)	(26,967)	(5,733)	–	(163)
Adjustments to maintain reserves	(28,163)	1,697,555	19	(31)	(11,894)	(1,615)	–	(23)

Net equity transactions	(2,418,233,317)	(1,869,311,994)	(178,495)	(54,877)	(1,258,908)	683,877	–	(454,662)

Net change in contract owners’ equity	(1,179,507,142)	(148,642,495)	(167,519)	10,198	(1,240,102)	1,652,965	–	(473,443)
Contract owners’ equity beginning of period	15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

Contract owners’ equity end of period	$14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	–	–

CHANGES IN UNITS:
Beginning units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

Units purchased	338,899,951	258,346,988	795	1,789	242,220	159,039	–	928
Units redeemed	(473,121,278)	(384,674,852)	(15,995)	(6,832)	(341,647)	(94,097)	–	(50,764)

Ending units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	–	–

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,319)	(2,205)	(31,664)	(28,290)	(64,839)	(17,016)	(1,498)	(2,758)
Realized gain (loss) on investments	15,770	6,846	352,150	192,198	376,429	62,675	17,878	13,422
Change in unrealized gain (loss) on investments	4,302	3,864	(163,703)	(96,748)	(608,369)	70,252	21,571	43,720
Reinvested capital gains	–	–	–	–	353,722	48,671	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	17,753	8,505	156,783	67,160	56,943	164,582	37,951	54,384

Equity transactions:
Purchase payments received from contract owners (note 3)	8,683	17,205	128,418	25,841	131,910	85,956	26,897	1,266
Transfers between funds	10,090	(405)	252,625	381,134	1,987,994	2,405,181	(140)	428,034
Redemptions (note 3)	(34,332)	(17,661)	(280,971)	(193,385)	(861,091)	(96,864)	(41,931)	(25,180)
Annuity benefits	–	–	(6,240)	(1,416)	(12,749)	(10,135)	–	–
Annual contract maintenance charges (note 2)	–	–	(9)	–	(37)	(4)	–	–
Contingent deferred sales charges (note 2)	(1,063)	(578)	(4,574)	(1,345)	(3,851)	(2,611)	(8)	(347)
Adjustments to maintain reserves	(43)	1	2	(107)	75	(934)	(29)	3

Net equity transactions	(16,665)	(1,438)	89,251	210,722	1,242,251	2,380,589	(15,211)	403,776

Net change in contract owners’ equity	1,088	7,067	246,034	277,882	1,299,194	2,545,171	22,740	458,160
Contract owners’ equity beginning of period	189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

Contract owners’ equity end of period	$190,381	189,293	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844

CHANGES IN UNITS:
Beginning units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

Units purchased	1,600	1,582	120,159	74,963	973,099	293,021	1,888	36,428
Units redeemed	(3,032)	(1,828)	(115,767)	(52,649)	(869,723)	(70,029)	(3,187)	(3,080)

Ending units	14,793	16,225	161,870	157,478	344,231	240,855	45,118	46,417

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMCoreEq2		AIMGlobHlth		AIMGlobRE		AIMLrgCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(17,825)	(12,211)	(641)	(177)	16,103	736	(5,712)	(2,403)
Realized gain (loss) on investments	43,117	1,516	543	17	12,780	1,046	9,124	1,875
Change in unrealized gain (loss) on investments	80,598	142,296	5,927	2,197	(105,430)	9,252	58,209	46,849
Reinvested capital gains	–	–	–	–	46,053	3,632	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	105,890	131,601	5,829	2,037	(30,494)	14,666	61,621	46,321

Equity transactions:
Purchase payments received from contract owners (note 3)	2,009	1,655	15,137	2,223	35,703	2,498	29,694	7,385
Transfers between funds	(65,862)	1,780,145	7,426	43,693	456,882	97,087	54,096	416,309
Redemptions (note 3)	(211,234)	(45,877)	(1,896)	(1,548)	(72,204)	(2,549)	(58,160)	(15,327)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(25)	(6)	(69)	(5)	–	–
Contingent deferred sales charges (note 2)	(1,725)	(147)	–	–	(587)	–	(171)	(262)
Adjustments to maintain reserves	(129)	(66)	(8)	2	(6,044)	(43)	4	(34)

Net equity transactions	(276,941)	1,735,710	20,634	44,364	413,681	96,988	25,463	408,071

Net change in contract owners’ equity	(171,051)	1,867,311	26,463	46,401	383,187	111,654	87,084	454,392
Contract owners’ equity beginning of period	1,867,311	–	46,401	–	111,654	–	454,392	–

Contract owners’ equity end of period	$1,696,260	1,867,311	72,864	46,401	494,841	111,654	541,476	454,392

CHANGES IN UNITS:
Beginning units	173,478	–	4,361	–	8,689	–	44,482	–

Units purchased	2,230	178,480	2,104	5,202	53,121	10,128	7,351	49,661
Units redeemed	(26,823)	(5,002)	(274)	(841)	(20,615)	(1,439)	(5,444)	(5,179)

Ending units	148,885	173,478	6,191	4,361	41,195	8,689	46,389	44,482

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMPreEq		AIMPreEq2		AlVGrIncB		AlVLrgCpGrB
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$–	2,634	–	1,972	(22,752)	(25,802)	(59,439)	(64,190)
Realized gain (loss) on investments	–	111,387	–	427,405	306,567	310,615	224,513	452,847
Change in unrealized gain (loss) on investments	–	(92,131)	–	(346,393)	(363,909)	48,824	187,300	(484,779)
Reinvested capital gains	–	–	–	–	194,260	218,749	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	21,890	–	82,984	114,166	552,386	352,374	(96,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	571	–	–	21,858	23,803	8,400	32,258
Transfers between funds	–	(439,064)	–	(1,751,648)	(612,926)	(390,832)	(330,579)	(430,615)
Redemptions (note 3)	–	(16,020)	–	(68,429)	(268,158)	(341,071)	(221,057)	(210,602)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(51)	–	(515)	(3,446)	(2,538)	(1,906)	(4,142)
Adjustments to maintain reserves	–	(11)	–	(44)	(1,382)	(296)	(96)	(220)

Net equity transactions	–	(454,575)	–	(1,820,636)	(864,054)	(710,934)	(545,238)	(613,321)

Net change in contract owners’ equity	–	(432,685)	–	(1,737,652)	(749,888)	(158,548)	(192,864)	(709,443)
Contract owners’ equity beginning of period	–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

Contract owners’ equity end of period	$–	–	–	–	3,355,423	4,105,311	3,233,536	3,426,400

CHANGES IN UNITS:
Beginning units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

Units purchased	–	88	–	290	12,418	16,135	5,585	53,892
Units redeemed	–	(46,487)	–	(172,826)	(76,630)	(78,232)	(53,268)	(108,672)

Ending units	–	–	–	–	246,507	310,719	261,646	309,329

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(64,001)	(95,863)	1,420,947	1,526,187	(9,761)	(10,104)	1,610,066	1,248,481
Realized gain (loss) on investments	777,119	335,267	16,516,780	10,040,064	304,934	503,255	(406,105)	(478,258)
Change in unrealized gain (loss) on investments	(1,049,780)	28,442	(18,484,012)	18,406,291	(357,821)	55,061	2,640,419	(626,441)
Reinvested capital gains	358,138	408,442	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,476	676,288	(546,285)	29,972,542	(62,648)	548,212	3,844,380	143,782

Equity transactions:
Purchase payments received from contract owners (note 3)	81,278	211,451	2,781,657	3,930,631	42,534	43,906	1,470,804	1,654,651
Transfers between funds	(435,016)	(162,705)	(13,558,504)	(14,016,892)	(189,631)	(916,386)	3,189,944	(10,026,103)
Redemptions (note 3)	(977,617)	(411,496)	(37,768,191)	(38,083,882)	(345,540)	(446,407)	(7,126,153)	(7,976,946)
Annuity benefits	(2,267)	(475)	(54,214)	(66,881)	(449)	(553)	(105,876)	(93,137)
Annual contract maintenance charges (note 2)	–	–	(6,106)	(7,301)	–	–	(399)	(491)
Contingent deferred sales charges (note 2)	(20,047)	(6,010)	(120,484)	(280,828)	(6,191)	(4,569)	(25,066)	(45,492)
Adjustments to maintain reserves	592	(344)	1,247	4,884	(603)	(1,994)	(4,920)	7,124

Net equity transactions	(1,353,077)	(369,579)	(48,724,595)	(48,520,269)	(499,880)	(1,326,003)	(2,601,666)	(16,480,394)

Net change in contract owners’ equity	(1,331,601)	306,709	(49,270,880)	(18,547,727)	(562,528)	(777,791)	1,242,714	(16,336,612)
Contract owners’ equity beginning of period	6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

Contract owners’ equity end of period	$4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673	53,599,707	52,356,993

CHANGES IN UNITS:
Beginning units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

Units purchased	23,414	33,709	1,578,485	1,003,013	12,489	7,485	2,021,986	1,535,566
Units redeemed	(109,126)	(58,427)	(4,584,943)	(4,312,877)	(48,001)	(116,848)	(2,297,922)	(3,084,510)

Ending units	301,006	386,718	9,788,983	12,795,441	265,462	300,974	4,431,444	4,707,380

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt		ACVPInt3		ACVPMdCpV		ACVPMdCpV2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(377,437)	551,579	(374,333)	326,704	(77,892)	19,431	(2,684)	(642)
Realized gain (loss) on investments	12,599,245	7,064,246	8,738,200	5,732,632	540,182	107,672	19,751	1,276
Change in unrealized gain (loss) on investments	2,644,629	13,873,990	3,186,956	9,004,295	(1,405,711)	310,701	(51,868)	10,490
Reinvested capital gains	–	–	–	–	140,936	199,903	2,217	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	14,866,437	21,489,815	11,550,823	15,063,631	(802,485)	637,707	(32,584)	14,636

Equity transactions:
Purchase payments received from contract owners (note 3)	413,357	398,145	1,699,054	2,466,511	675,795	131,830	269,753	57,139
Transfers between funds	(5,908,576)	(6,984,646)	(1,497,672)	(3,730,516)	7,281,059	7,528,491	109,069	–
Redemptions (note 3)	(23,413,266)	(17,544,028)	(12,077,479)	(8,887,072)	(2,183,440)	(116,336)	(20,335)	(8,219)
Annuity benefits	(24,185)	(25,371)	(2,197)	(1,763)	–	–	(25,157)	(1,098)
Annual contract maintenance charges (note 2)	(2,569)	(2,698)	(896)	(1,220)	(298)	(28)	–	–
Contingent deferred sales charges (note 2)	(47,296)	(116,764)	(58,094)	(77,868)	(12,065)	(364)	(677)	–
Adjustments to maintain reserves	2,616	16,379	2,689	12,112	(42)	306	350	9

Net equity transactions	(28,979,919)	(24,258,983)	(11,934,595)	(10,219,816)	5,761,009	7,543,899	333,003	47,831

Net change in contract owners’ equity	(14,113,482)	(2,769,168)	(383,772)	4,843,815	4,958,524	8,181,606	300,419	62,467
Contract owners’ equity beginning of period	101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

Contract owners’ equity end of period	$87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606	416,040	115,621

CHANGES IN UNITS:
Beginning units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

Units purchased	680,755	17,098	990,345	833,973	1,534,504	1,013,620	26,452	4,564
Units redeemed	(2,293,973)	(1,648,610)	(1,699,412)	(1,573,299)	(1,060,532)	(303,345)	(2,561)	(561)

Ending units	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275	32,641	8,750

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(138,028)	(186,183)	(31,674)	(38,118)	2,153,291	917,098	(31,633)	(46,431)
Realized gain (loss) on investments	396,143	919,395	168,623	319,436	34,159,717	9,594,716	352,729	586,226
Change in unrealized gain (loss) on investments	1,650,422	(1,537,533)	158,181	(399,437)	(99,697,993)	23,597,928	(1,577,676)	(23,610)
Reinvested capital gains	–	–	–	–	40,370,840	44,359,944	709,770	739,532

Net increase (decrease) in contract owners’ equity resulting from operations	1,908,537	(804,321)	295,130	(118,119)	(23,014,145)	78,469,686	(546,810)	1,255,717

Equity transactions:
Purchase payments received from contract owners (note 3)	477,874	407,933	24	11,260	8,713,861	10,091,631	116,466	116,853
Transfers between funds	4,932,437	(7,246,980)	(41,450)	(800,632)	(54,325,120)	(14,170,009)	(153,734)	(911,941)
Redemptions (note 3)	(1,963,103)	(2,083,407)	(328,100)	(184,153)	(79,379,249)	(70,101,076)	(801,363)	(751,897)
Annuity benefits	(14,327)	(14,078)	–	–	(133,655)	(141,919)	–	–
Annual contract maintenance charges (note 2)	(438)	(484)	–	–	(7,110)	(7,879)	–	–
Contingent deferred sales charges (note 2)	(19,141)	(23,320)	(5,868)	(3,643)	(476,095)	(665,990)	(12,426)	(12,455)
Adjustments to maintain reserves	(363)	(399)	(82)	(252)	(33,430)	55,482	(154)	(451)

Net equity transactions	3,412,939	(8,960,735)	(375,476)	(977,420)	(125,640,798)	(74,939,760)	(851,211)	(1,559,891)

Net change in contract owners’ equity	5,321,476	(9,765,056)	(80,346)	(1,095,539)	(148,654,943)	3,529,926	(1,398,021)	(304,174)
Contract owners’ equity beginning of period	12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

Contract owners’ equity end of period	$17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138	7,328,653	8,726,674

CHANGES IN UNITS:
Beginning units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

Units purchased	861,933	429,844	17,917	13,831	3,443,763	3,676,423	29,771	58,372
Units redeemed	(615,185)	(1,271,931)	(54,062)	(107,171)	(9,299,017)	(7,687,870)	(87,620)	(179,316)

Ending units	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492	539,862	597,711

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(174,389)	(2,559)	(1,970)	(311)	26,207	(6,227)	37,773	3,758
Realized gain (loss) on investments	1,921,676	(6,208)	2,126	60	94,238	48,471	418,504	100,649
Change in unrealized gain (loss) on investments	2,241,451	30,150	31,435	956	(325,702)	166,576	(1,477,545)	654,268
Reinvested capital gains	–	–	–	52	223,785	64,751	630,056	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,988,738	21,383	31,591	757	18,528	273,571	(391,212)	758,675

Equity transactions:
Purchase payments received from contract owners (note 3)	280,469	29,878	351,617	2,250	71,816	66,700	38,330	79,616
Transfers between funds	29,178,951	441,855	67,507	–	(13)	(11,647)	1,472,929	(17,316)
Redemptions (note 3)	(2,401,725)	(27,573)	(2,154)	(230)	(265,561)	(134,522)	(554,545)	(255,001)
Annuity benefits	–	–	(4,718)	(1,110)	–	–	–	–
Annual contract maintenance charges (note 2)	(50)	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,420)	(25)	–	–	(1,548)	(1,292)	(8,582)	(4,719)
Adjustments to maintain reserves	(303)	9	129	50	(61)	(136)	(10,640)	(8)

Net equity transactions	27,049,922	444,144	412,381	960	(195,367)	(80,897)	937,492	(197,428)

Net change in contract owners’ equity	31,038,660	465,527	443,972	1,717	(176,839)	192,674	546,280	561,247
Contract owners’ equity beginning of period	465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

Contract owners’ equity end of period	$31,504,187	465,527	460,497	16,525	1,993,781	2,170,620	5,067,332	4,521,052

CHANGES IN UNITS:
Beginning units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

Units purchased	5,894,147	85,222	26,598	79	5,279	5,473	121,136	8,057
Units redeemed	(3,653,658)	(38,398)	(423)	(21)	(19,766)	(12,215)	(53,069)	(23,977)

Ending units	2,287,313	46,824	27,543	1,368	152,662	167,149	393,076	325,009

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BBTLgCapGr		BBTMdCapGr		CSTGlobSmCp		CSTIntFoc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(448)	(14,989)	(47,017)	(29,711)	(29,478)	(33,792)	1,807	(1,620)
Realized gain (loss) on investments	68,028	37,884	180,824	98,818	206,035	351,098	961,017	652,408
Change in unrealized gain (loss) on investments	(350,529)	13,427	483,689	(188,993)	(293,526)	57,458	152,569	661,797
Reinvested capital gains	319,189	4,358	362,469	182,048	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,240	40,680	979,965	62,162	(116,969)	374,764	1,115,393	1,312,585

Equity transactions:
Purchase payments received from contract owners (note 3)	1,276	44,290	55,772	69,463	12,923	15,873	16,865	10,585
Transfers between funds	(1,611,457)	(32,259)	(97,330)	(8,330)	(140,860)	(188,610)	(356,442)	(206,324)
Redemptions (note 3)	(52,212)	(119,008)	(241,113)	(205,804)	(383,420)	(834,836)	(1,763,013)	(1,782,662)
Annuity benefits	–	–	–	–	–	–	(3,686)	(2,916)
Annual contract maintenance charges (note 2)	–	–	–	–	(47)	(58)	(51)	(64)
Contingent deferred sales charges (note 2)	(1,677)	(2,646)	(3,036)	(3,559)	(226)	(830)	(517)	(2,092)
Adjustments to maintain reserves.	269	(136)	(40)	127	(52)	(179)	221	(142)

Net equity transactions	(1,663,801)	(109,759)	(285,747)	(148,103)	(511,682)	(1,008,640)	(2,106,623)	(1,983,615)

Net change in contract owners’ equity	(1,627,561)	(69,079)	694,218	(85,941)	(628,651)	(633,876)	(991,230)	(671,030)
Contract owners’ equity beginning of period	1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

Contract owners’ equity end of period	$–	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525	6,863,280	7,854,510

CHANGES IN UNITS:
Beginning units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

Units purchased	160	5,373	6,329	4,825	659	2,395	2,709	540
Units redeemed	(170,195)	(17,255)	(23,719)	(14,633)	(36,425)	(80,389)	(140,288)	(156,403)

Ending units	–	170,035	194,644	212,034	189,766	225,532	429,076	566,655

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTLCapV		DryIPELead		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$20,729	(20,270)	(7,631)	(27,090)	(419,255)	(511,261)	4,038,401	4,077,888
Realized gain (loss) on investments	1,750,843	721,903	(125,639)	118,097	3,352,354	6,760,578	29,203,434	(24,506,830)
Change in unrealized gain (loss) on investments	(3,638,075)	1,563,021	(36,668)	(230,119)	(5,558,515)	(856,674)	1,988,057	135,270,460
Reinvested capital gains	2,077,602	–	177,599	221,791	2,261,700	1,579,129	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	211,099	2,264,654	7,661	82,679	(363,716)	6,971,772	35,229,892	114,841,518

Equity transactions:
Purchase payments received from contract owners (note 3)	181,343	121,770	2,915	38,885	1,237,365	2,140,827	16,832,892	20,909,493
Transfers between funds	(939,372)	(41,587)	(1,336,257)	(137,208)	(8,092,633)	(5,457,169)	(51,522,210)	(59,777,868)
Redemptions (note 3)	(3,745,145)	(3,198,285)	(49,821)	(152,918)	(8,285,927)	(8,994,851)	(165,777,916)	(149,144,875)
Annuity benefits	–	–	–	–	(51,123)	(40,837)	(226,605)	(207,337)
Annual contract maintenance charges (note 2)	(193)	(268)	–	–	(1,651)	(1,765)	(36,121)	(42,159)
Contingent deferred sales charges (note 2)	(1,840)	(7,746)	(920)	(3,082)	(54,360)	(82,535)	(575,752)	(1,014,413)
Adjustments to maintain reserves	(76)	(68)	(48)	(158)	2,274	8,543	(4,361)	83,673

Net equity transactions	(4,505,283)	(3,126,184)	(1,384,131)	(254,481)	(15,246,055)	(12,427,787)	(201,310,073)	(189,193,486)

Net change in contract owners’ equity	(4,294,184)	(861,530)	(1,376,470)	(171,802)	(15,609,771)	(5,456,015)	(166,080,181)	(74,351,968)
Contract owners’ equity beginning of period	13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	856,866,985	931,218,953

Contract owners’ equity end of period	$9,298,560	13,592,744	–	1,376,470	42,299,009	57,908,780	690,786,804	856,866,985

CHANGES IN UNITS:
Beginning units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	57,892,321	71,700,975

Units purchased	90,718	95,021	1,561	8,652	858,338	2,548,385	7,769,555	4,395,471
Units redeemed	(344,664)	(297,495)	(103,389)	(28,218)	(1,853,106)	(3,462,317)	(21,117,727)	(18,204,125)

Ending units	537,328	791,274	–	101,828	2,832,247	3,827,015	44,544,149	57,892,321

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVApp		DryVAppS		DryVDevLd		DryVIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$540,430	610,594	(17,629)	(17,996)	(4,209)	(5,658)	1,094	276
Realized gain (loss) on investments	11,774,366	7,238,589	258,187	169,107	3,995	3,146	15,053	27,133
Change in unrealized gain (loss) on investments	(5,533,266)	10,757,414	(71,823)	339,376	(127,018)	(27,915)	(66,734)	28,967
Reinvested capital gains	–	–	–	–	62,765	39,666	63,897	37,928

Net increase (decrease) in contract owners’ equity resulting from operations	6,781,530	18,606,597	168,735	490,487	(64,467)	9,239	13,310	94,304

Equity transactions:
Purchase payments received from contract owners (note 3)	1,915,852	2,578,680	59,474	149,669	30,350	23,608	–	–
Transfers between funds	(10,070,227)	(8,826,249)	(313,264)	(78,757)	(2,689)	2,992	–	–
Redemptions (note 3)	(22,712,531)	(25,926,972)	(307,546)	(331,216)	(7,233)	(4,641)	(9,935)	(46,703)
Annuity benefits	(88,596)	(65,449)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,678)	(5,748)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(81,449)	(117,995)	(3,240)	(6,010)	(122)	(59)	(130)	(477)
Adjustments to maintain reserves	732	5,698	(104)	(269)	(3)	(2)	398	(27)

Net equity transactions	(31,040,897)	(32,358,035)	(564,680)	(266,583)	20,303	21,898	(9,667)	(47,207)

Net change in contract owners’ equity	(24,259,367)	(13,751,438)	(395,945)	223,904	(44,164)	31,137	3,643	47,097
Contract owners’ equity beginning of period	128,084,844	141,836,282	3,894,443	3,670,539	497,921	466,784	503,070	455,973

Contract owners’ equity end of period	$103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921	506,713	503,070

CHANGES IN UNITS:
Beginning units	8,535,184	10,849,045	328,325	353,031	41,384	39,559	27,160	29,758

Units purchased	990,536	1,698,413	6,687	40,780	2,328	2,202	–	–
Units redeemed	(3,024,741)	(4,012,274)	(53,617)	(65,486)	(798)	(377)	(530)	(2,598)

Ending units	6,500,979	8,535,184	281,395	328,325	42,914	41,384	26,630	27,160

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedAmLeadS		FedCapApS		FedHiIncS		FedMrkOp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,910)	(3,658)	(14,773)	(13,831)	292,821	327,825	305	(6,460)
Realized gain (loss) on investments	17,307	37,536	75,394	32,759	(64,522)	20,501	(23,092)	5,342
Change in unrealized gain (loss) on investments	(147,651)	(35,706)	23,990	116,905	(175,369)	65,808	(24,072)	25,995
Reinvested capital gains	66,416	82,521	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(67,838)	80,693	84,611	135,833	52,930	414,134	(46,859)	24,877

Equity transactions:
Purchase payments received from contract owners (note 3)	771	860	17,083	57,615	52,160	125,555	106,793	75,046
Transfers between funds	(57,876)	(67,028)	(62,835)	(89,865)	(250,546)	(115,058)	317,013	1,106,318
Redemptions (note 3)	(13,563)	(31,673)	(82,609)	(35,506)	(357,331)	(611,536)	(319,675)	(40,043)
Annuity benefits	–	–	–	–	(148)	(194)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(13)	(6)
Contingent deferred sales charges (note 2)	(276)	(322)	(1,480)	(391)	(3,596)	(7,348)	(44)	(71)
Adjustments to maintain reserves	(36)	(32)	(13)	(106)	(313)	(922)	(58)	(38)

Net equity transactions	(70,980)	(98,195)	(129,854)	(68,253)	(559,774)	(609,503)	104,016	1,141,206

Net change in contract owners’ equity	(138,818)	(17,502)	(45,243)	67,580	(506,844)	(195,369)	57,157	1,166,083
Contract owners’ equity beginning of period	626,940	644,442	1,115,659	1,048,079	5,134,221	5,329,590	1,166,083	–

Contract owners’ equity end of period	$488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221	1,223,240	1,166,083

CHANGES IN UNITS:
Beginning units	49,357	58,134	94,849	101,179	381,404	429,576	113,120	–

Units purchased	1,415	5,028	2,993	5,694	108,684	48,007	239,235	179,085
Units redeemed	(7,283)	(13,805)	(13,295)	(12,024)	(150,761)	(96,179)	(230,410)	(65,965)

Ending units	43,489	49,357	84,547	94,849	339,327	381,404	121,945	113,120

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FedQualBdS		FidVIPEIS		FidVIPEIS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,195,488	8,866,003	251,688	197,678	2,554,331	15,403,316	(53,081)	185,854
Realized gain (loss) on investments	(376,559)	989,122	(68,337)	(138,651)	36,448,640	12,099,854	1,155,429	630,460
Change in unrealized gain (loss) on investments	1,071,128	(2,230,701)	96,063	128,189	(84,991,989)	13,001,591	(2,386,753)	(112,135)
Reinvested capital gains	–	–	–	–	54,024,702	95,223,574	1,302,143	1,982,765

Net increase (decrease) in contract owners’ equity resulting from operations	9,890,057	7,624,424	279,414	187,216	8,035,684	135,728,335	17,738	2,686,944

Equity transactions:
Purchase payments received from contract owners (note 3)	4,917,921	5,961,978	70,469	184,860	12,521,860	14,731,729	197,401	378,934
Transfers between funds	(3,807,060)	(28,388,474)	(204,952)	(126,418)	(49,371,783)	(25,488,597)	(1,113,334)	(398,585)
Redemptions (note 3)	(43,202,775)	(38,735,418)	(908,132)	(934,878)	(138,499,789)	(126,111,549)	(1,332,582)	(840,200)
Annuity benefits	(104,918)	(112,350)	(554)	(761)	(266,993)	(213,877)	–	–
Annual contract maintenance charges (note 2)	(2,267)	(2,913)	–	–	(10,007)	(10,842)	–	–
Contingent deferred sales charges (note 2)	(243,353)	(350,658)	(13,876)	(9,974)	(568,511)	(873,633)	(22,133)	(10,758)
Adjustments to maintain reserves	7,285	15,852	(630)	(2,748)	73,443	76,635	(302)	(853)

Net equity transactions	(42,435,167)	(61,611,983)	(1,057,675)	(889,919)	(176,121,780)	(137,890,134)	(2,270,950)	(871,462)

Net change in contract owners’ equity	(32,545,110)	(53,987,559)	(778,261)	(702,703)	(168,086,096)	(2,161,799)	(2,253,212)	1,815,482
Contract owners’ equity beginning of period	268,042,958	322,030,517	9,268,271	9,970,974	805,865,456	808,027,255	17,476,446	15,660,964

Contract owners’ equity end of period	$235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456	15,223,234	17,476,446

CHANGES IN UNITS:
Beginning units	19,923,851	24,642,363	826,174	906,385	45,771,858	54,528,487	1,257,321	1,326,705

Units purchased	3,270,121	1,951,744	47,359	103,654	6,121,347	4,547,326	57,702	118,936
Units redeemed	(6,425,044)	(6,670,256)	(140,296)	(183,865)	(15,821,239)	(13,303,955)	(213,616)	(188,320)

Ending units	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858	1,101,407	1,257,321

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrS		FidVIPGrS2		FidVIPHIS		FidVIPHISR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,228,723)	(4,167,155)	(81,802)	(95,599)	7,835,048	12,919,897	2,420,731	–
Realized gain (loss) on investments	17,271,570	(14,229,939)	655,985	247,854	2,510,773	(4,442,921)	(628,516)	–
Change in unrealized gain (loss) on investments	80,606,095	42,655,600	629,579	119,400	(6,673,122)	11,317,675	(2,270,710)	–
Reinvested capital gains	350,443	–	3,684	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	95,999,385	24,258,506	1,207,446	271,655	3,672,699	19,794,651	(478,495)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,293,261	9,371,171	70,742	110,551	1,785,096	3,552,051	1,467,582	–
Transfers between funds	(10,197,452)	(40,807,660)	(450,793)	(62,501)	(59,267,618)	(5,594,088)	33,545,959	–
Redemptions (note 3)	(93,739,500)	(76,806,888)	(656,962)	(463,136)	(35,930,478)	(39,899,699)	(4,348,052)	–
Annuity benefits	(114,156)	(92,795)	–	–	(48,241)	(58,997)	–	–
Annual contract maintenance charges (note 2)	(17,295)	(20,017)	–	–	(2,479)	(2,800)	(78)	–
Contingent deferred sales charges (note 2)	(312,515)	(566,079)	(12,426)	(7,474)	(115,336)	(240,826)	(13,227)	–
Adjustments to maintain reserves	11,565	36,778	(239)	(344)	979	24,295	11,831	–

Net equity transactions	(97,076,092)	(108,885,490)	(1,049,678)	(422,904)	(93,578,077)	(42,220,064)	30,664,015	–

Net change in contract owners’ equity	(1,076,707)	(84,626,984)	157,768	(151,249)	(89,905,378)	(22,425,413)	30,185,520	–
Contract owners’ equity beginning of period	429,544,896	514,171,880	5,765,569	5,916,818	206,623,312	229,048,725	–	–

Contract owners’ equity end of period	$428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312	30,185,520	–

CHANGES IN UNITS:
Beginning units	33,064,556	41,679,172	544,353	584,358	18,673,694	22,786,741	–	–

Units purchased	7,151,797	1,921,322	39,302	35,574	4,814,039	11,346,552	6,979,378	–
Units redeemed	(14,259,635)	(10,535,938)	(133,458)	(75,579)	(13,046,842)	(15,459,599)	(3,901,617)	–

Ending units	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694	3,077,761	–

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS		FidVIPOvS2R		FidVIPOvSR		FidVIPConS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,131,429	(187,786)	120,905	(108,577)	1,992,856	(390,779)	(3,410,738)	(796,356)
Realized gain (loss) on investments	7,361,712	5,459,327	994,974	719,691	14,657,366	12,483,983	55,638,212	29,610,411
Change in unrealized gain (loss) on investments	(3,942,677)	3,833,602	(319,905)	767,562	(8,463,553)	3,232,981	(123,508,728)	(13,800,683)
Reinvested capital gains	4,126,563	405,385	727,488	61,215	7,225,936	670,331	198,370,523	70,334,936

Net increase (decrease) in contract owners’ equity resulting from operations	8,677,027	9,510,528	1,523,462	1,439,891	15,412,605	15,996,516	127,089,269	85,348,308

Equity transactions:
Purchase payments received from contract owners (note 3)	146,212	157,099	127,264	168,329	3,042,682	3,911,467	19,820,622	25,741,947
Transfers between funds	(3,964,124)	(3,885,735)	(3,163)	(13,429)	(4,876,165)	71,041	(33,053,375)	5,826,534
Redemptions (note 3)	(12,638,948)	(10,757,311)	(712,202)	(550,346)	(18,834,024)	(14,258,567)	(165,924,464)	(140,024,654)
Annuity benefits.	(25,708)	(21,311)	(208)	(235)	(47,295)	(34,366)	(400,657)	(303,254)
Annual contract maintenance charges (note 2)	(798)	(939)	–	–	(1,636)	(1,483)	(24,778)	(26,249)
Contingent deferred sales charges (note 2)	(24,253)	(59,816)	(6,921)	(9,646)	(101,448)	(117,709)	(624,114)	(969,211)
Adjustments to maintain reserves	3,849	10,700	(530)	(1,273)	5,451	17,655	61,533	127,256

Net equity transactions	(16,503,770)	(14,557,313)	(595,760)	(406,600)	(20,812,435)	(10,411,962)	(180,145,233)	(109,627,631)

Net change in contract owners’ equity	(7,826,743)	(5,046,785)	927,702	1,033,291	(5,399,830)	5,584,554	(53,055,964)	(24,279,323)
Contract owners’ equity beginning of period	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945	868,731,485	893,010,808

Contract owners’ equity end of period	$52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499	815,675,521	868,731,485

CHANGES IN UNITS:
Beginning units	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794	42,459,981	48,190,974

Units purchased	424,763	11,538	63,854	76,264	1,874,697	1,983,837	7,484,045	7,305,460
Units redeemed	(1,293,314)	(951,036)	(97,687)	(103,730)	(3,036,355)	(2,648,950)	(15,817,847)	(13,036,453)

Ending units	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681	34,126,179	42,459,981

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS		FidVIPMCapS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(219,506)	(151,231)	1,760,430	1,301,026	(640,795)	(287,137)	(214,865)	(99,408)
Realized gain (loss) on investments	1,160,511	1,173,299	(644,233)	(984,322)	2,879,230	(4,212,822)	740,316	(35,841)
Change in unrealized gain (loss) on investments	(3,215,038)	(909,351)	723,507	1,379,282	9,243,801	6,640,028	1,503,027	1,336,931
Reinvested capital gains	5,088,027	1,524,461	–	122,570	–	–	2,557,199	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,813,994	1,637,178	1,839,704	1,818,556	11,482,236	2,140,069	4,585,677	1,201,682

Equity transactions:
Purchase payments received from contract owners (note 3)	300,440	537,227	2,683,968	3,344,169	709,776	1,928,004	1,926,850	849,455
Transfers between funds	421,425	63,494	12,496,952	15,400,668	(3,260,017)	(4,648,067)	19,498,426	22,533,031
Redemptions (note 3)	(1,570,434)	(1,236,628)	(12,766,010)	(7,434,620)	(13,998,348)	(15,900,600)	(5,763,293)	(893,442)
Annuity benefits	(5,649)	–	(94,354)	(48,909)	(7,065)	(18,719)	(132)	–
Annual contract maintenance charges (note 2)	–	–	(1,235)	(1,015)	(1,372)	(1,625)	(574)	(85)
Contingent deferred sales charges (note 2)	(26,135)	(19,227)	(68,052)	(67,393)	(27,830)	(68,929)	(17,551)	(5,107)
Adjustments to maintain reserves	228	(929)	3,017	(340)	(127)	3,628	(1,553)	1,041

Net equity transactions	(880,125)	(656,063)	2,254,286	11,192,560	(16,584,983)	(18,706,308)	15,642,173	22,484,893

Net change in contract owners’ equity	1,933,869	981,115	4,093,990	13,011,116	(5,102,747)	(16,566,239)	20,227,850	23,686,575
Contract owners’ equity beginning of period	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395	23,686,575	–

Contract owners’ equity end of period	$20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156	43,914,425	23,686,575

CHANGES IN UNITS:
Beginning units	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186	2,219,901	–

Units purchased	92,277	161,648	3,651,172	3,790,753	863,866	629,952	3,317,381	2,714,676
Units redeemed	(149,822)	(207,168)	(3,422,670)	(2,841,359)	(2,304,250)	(2,482,045)	(1,816,515)	(494,775)

Ending units	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093	3,720,767	2,219,901

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2		FidVIPEnergyS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(211,488)	(229,413)	(181,703)	(253,802)	(37,720)	(39,782)	(286,047)	9,048
Realized gain (loss) on investments	1,008,359	857,802	(86,025)	(805,882)	44,487	72,039	237,471	(324,363)
Change in unrealized gain (loss) on investments	(278,986)	(896,562)	(2,394,451)	(1,637,486)	(210,336)	(136,469)	7,529,881	(1,201,637)
Reinvested capital gains	1,380,394	1,638,948	4,362,170	8,072,471	312,066	457,279	1,805,107	1,452,792

Net increase (decrease) in contract owners’ equity resulting from operations	1,898,279	1,370,775	1,699,991	5,375,301	108,497	353,067	9,286,412	(64,160)

Equity transactions:
Purchase payments received from contract owners (note 3)	550,779	891,941	1,167,210	1,381,621	48,288	70,934	1,482,882	740,354
Transfers between funds	(4,350)	445,993	(175,347)	(7,867,413)	(79,574)	(16,219)	28,445,837	11,557,385
Redemptions (note 3)	(896,779)	(926,839)	(7,160,626)	(6,405,537)	(228,538)	(215,408)	(3,304,404)	(733,084)
Annuity benefits	(107,323)	(49,870)	(37,238)	(40,237)	–	–	(12,229)	(7,066)
Annual contract maintenance charges (note 2)	3	–	(959)	(1,055)	–	–	(477)	(49)
Contingent deferred sales charges (note 2)	(7,790)	(14,540)	(36,299)	(67,825)	(4,498)	(4,894)	(17,946)	(6,458)
Adjustments to maintain reserves	(6,060)	1,333	4,707	7,687	(92)	(217)	(4,930)	893

Net equity transactions	(471,520)	348,018	(6,238,552)	(12,992,759)	(264,414)	(165,804)	26,588,733	11,551,975

Net change in contract owners’ equity	1,426,759	1,718,793	(4,538,561)	(7,617,458)	(155,917)	187,263	35,875,145	11,487,815
Contract owners’ equity beginning of period	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222	11,522,607	34,792

Contract owners’ equity end of period	$15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485	47,397,752	11,522,607

CHANGES IN UNITS:
Beginning units	726,383	734,732	2,381,904	3,312,290	189,220	200,980	1,092,891	2,596

Units purchased	59,779	106,190	2,023,381	1,269,904	8,938	17,645	3,767,516	1,685,712
Units redeemed	(97,894)	(114,539)	(2,409,353)	(2,200,290)	(25,471)	(29,405)	(1,630,250)	(595,417)

Ending units	688,268	726,383	1,995,932	2,381,904	172,687	189,220	3,230,157	1,092,891

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S		FidVIPFree20S2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$122,170	31,507	307	273	82,993	21,804	54	21
Realized gain (loss) on investments	224,296	172	689	245	155,588	6,903	510	72
Change in unrealized gain (loss) on investments	(163,826)	64,967	555	1,894	(116,743)	91,575	1,011	1,892
Reinvested capital gains	171,937	11,260	947	156	167,824	19,191	1,338	306

Net increase (decrease) in contract owners’ equity resulting from operations	354,577	107,906	2,498	2,568	289,662	139,473	2,913	2,291

Equity transactions:
Purchase payments received from contract owners (note 3)	936,679	201,427	–	28,000	656,119	223,651	9,979	29,390
Transfers between funds	6,710,517	2,369,899	–	–	4,219,388	1,944,228	–	–
Redemptions (note 3)	(2,343,580)	(16,644)	(1,584)	(1,431)	(703,545)	(125,321)	–	–
Annuity benefits	(1,345)	–	(3,920)	(2,664)	(3,015)	–	(3,950)	(1,723)
Annual contract maintenance charges (note 2)	(25)	(4)	–	–	(157)	–	–	–
Contingent deferred sales charges (note 2)	(3,638)	–	–	–	(4,243)	(1,970)	–	–
Adjustments to maintain reserves	(34)	151	291	159	(256)	(7)	569	205

Net equity transactions	5,298,574	2,554,829	(5,213)	24,064	4,164,291	2,040,581	6,598	27,872

Net change in contract owners’ equity	5,653,151	2,662,735	(2,715)	26,632	4,453,953	2,180,054	9,511	30,163
Contract owners’ equity beginning of period	2,662,735	–	36,739	10,107	2,180,054	–	34,337	4,174

Contract owners’ equity end of period	$8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054	43,848	34,337

CHANGES IN UNITS:
Beginning units	238,181	–	3,171	944	203,073	–	2,852	379

Units purchased	837,524	239,862	–	2,511	539,686	221,050	680	2,610
Units redeemed	(358,207)	(1,681)	(428)	(284)	(181,480)	(17,977)	(150)	(137)

Ending units	717,498	238,181	2,743	3,171	561,279	203,073	3,382	2,852

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPFree30S		FidVIPFree30S2		FICoreEq		FHCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$45,184	10,338	2,404	(53)	–	(1,413)	–	(1,050)
Realized gain (loss) on investments	49,357	104	3,869	308	–	1,300	–	37,284
Change in unrealized gain (loss) on investments	(62,754)	27,087	(3,817)	7,368	–	(128,389)	–	(237,567)
Reinvested capital gains	111,626	9,449	12,384	1,621	–	141,045	–	313,092

Net increase (decrease) in contract owners’ equity resulting from operations	143,413	46,978	14,840	9,244	–	12,543	–	111,759

Equity transactions:
Purchase payments received from contract owners (note 3)	705,561	119,997	235,736	152,597	–	271	–	–
Transfers between funds	2,211,292	786,181	–	–	–	(1,414,115)	–	(584,537)
Redemptions (note 3)	(375,554)	(5,000)	(10,581)	(1,201)	–	(504,621)	–	(793,051)
Annuity benefits	–	–	(22,622)	(6,796)	–	–	–	–
Annual contract maintenance charges (note 2)	(345)	(1)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(7,124)	(9)	–	–	–	(221)	–	(160)
Adjustments to maintain reserves	(92)	40	1,230	518	–	(39)	–	23

Net equity transactions	2,533,738	901,208	203,763	145,118	–	(1,918,725)	–	(1,377,725)

Net change in contract owners’ equity	2,677,151	948,186	218,603	154,362	–	(1,906,182)	–	(1,265,966)
Contract owners’ equity beginning of period	948,186	–	158,537	4,175	–	1,906,182	–	1,265,966

Contract owners’ equity end of period	$3,625,337	948,186	377,140	158,537	–	–	–	–

CHANGES IN UNITS:
Beginning units	85,992	–	12,830	372	–	199,531	–	89,067

Units purchased	259,751	86,721	16,966	13,078	–	282	–	11
Units redeemed	(44,429)	(729)	(1,864)	(620)	–	(199,813)	–	(89,078)

Ending units	301,314	85,992	27,932	12,830	–	–	–	–

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$83,453	(11,916)	665	14	113,104	(12,574)	287,909	5,940
Realized gain (loss) on investments	1,061,894	(54,790)	6,423	4,825	197,558	22,978	422,029	(17,733)
Change in unrealized gain (loss) on investments	1,028,517	691,114	1,933	13,451	570,989	516,067	1,282,486	529,690
Reinvested capital gains	859,693	–	4,475	–	540,392	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,033,557	624,408	13,496	18,290	1,422,043	526,471	1,992,424	517,897

Equity transactions:
Purchase payments received from contract owners (note 3)	437,882	143,504	–	–	797,172	378,939	1,227,438	385,380
Transfers between funds	17,069,269	5,481,090	–	–	7,732,645	5,152,453	21,451,699	11,345,706
Redemptions (note 3)	(2,250,179)	(240,282)	(783)	(677)	(1,495,455)	(135,646)	(3,392,114)	(419,513)
Annuity benefits	(29,197)	(19,391)	(15,601)	(13,725)	(34,921)	(29,736)	(12,775)	(8,867)
Annual contract maintenance charges (note 2)	(124)	(1)	–	–	(179)	(8)	(41)	(6)
Contingent deferred sales charges (note 2)	(10,196)	(4,599)	–	–	(9,010)	(1,039)	(9,595)	(3,061)
Adjustments to maintain reserves	(1,886)	730	747	562	1,393	1,312	(2,006)	698

Net equity transactions	15,215,569	5,361,051	(15,637)	(13,840)	6,991,645	5,366,275	19,262,606	11,300,337

Net change in contract owners’ equity	18,249,126	5,985,459	(2,141)	4,450	8,413,688	5,892,746	21,255,030	11,818,234
Contract owners’ equity beginning of period	6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

Contract owners’ equity end of period	$24,382,734	6,133,608	102,271	104,412	14,705,701	6,292,013	33,144,739	11,889,709

CHANGES IN UNITS:
Beginning units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

Units purchased	2,240,638	593,554	–	–	967,439	537,294	2,734,673	1,273,309
Units redeemed	(1,094,788)	(121,373)	(901)	(948)	(378,057)	(64,183)	(990,455)	(174,267)

Ending units	1,629,698	483,848	5,496	6,397	1,094,763	505,381	2,850,554	1,106,336

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPIncSec2		FrVIPRisDiv2		FrVIPSCapV2		JAspBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,421,570	(64,149)	10,210	(5,248)	(96,419)	(60,718)	259	327
Realized gain (loss) on investments	1,668,150	3,308	50,991	21,704	462,702	386,792	4,089	4,370
Change in unrealized gain (loss) on investments	(2,690,240)	2,016,503	(125,339)	154,512	(3,056,983)	949,241	(1,188)	101
Reinvested capital gains	395,282	7,914	18,291	6,863	1,430,708	44,120	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	794,762	1,963,576	(45,847)	177,831	(1,259,992)	1,319,435	3,160	4,798

Equity transactions:
Purchase payments received from contract owners (note 3)	5,629,647	2,053,170	(17)	322,881	781,542	317,796	–	–
Transfers between funds	27,746,873	34,352,694	(89,572)	69,656	7,384,923	13,092,836	(19,067)	(34,519)
Redemptions (note 3)	(10,560,479)	(1,218,614)	(34,203)	(38,098)	(3,582,692)	(1,193,387)	(2,100)	(2,045)
Annuity benefits	(64,945)	(6,254)	(90,563)	(92,944)	(43,267)	(35,313)	(367)	(1,059)
Annual contract maintenance charges (note 2)	(292)	(51)	(7)	2	(129)	(17)	–	–
Contingent deferred sales charges (note 2)	(15,807)	(3,185)	(482)	(666)	(13,509)	(14,288)	–	–
Adjustments to maintain reserves	3,402	1,127	5,030	1,991	(3,071)	2,521	56	71

Net equity transactions	22,738,399	35,178,887	(209,814)	262,822	4,523,797	12,170,148	(21,478)	(37,552)

Net change in contract owners’ equity	23,533,161	37,142,463	(255,661)	440,653	3,263,805	13,489,583	(18,318)	(32,754)
Contract owners’ equity beginning of period	37,142,463	–	1,376,537	935,884	13,907,748	418,165	50,931	83,685

Contract owners’ equity end of period	$60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	32,613	50,931

CHANGES IN UNITS:
Beginning units	3,299,693	–	106,400	82,712	1,233,894	29,831	3,983	7,136

Units purchased	5,755,834	3,705,062	–	29,617	1,720,511	1,867,448	–	–
Units redeemed	(3,812,394)	(405,369)	(16,180)	(5,929)	(1,339,384)	(663,385)	(1,641)	(3,153)

Ending units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	2,342	3,983

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspGlTechS2		JAspGlTechS		JAspRMgCore
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,254,224)	(2,406,988)	(181,130)	(255,508)	(336,667)	(525,508)	(27,699)	(44,701)
Realized gain (loss) on investments	39,533,507	12,994,935	2,649,014	2,142,922	2,036,062	(235,778)	8,047	(285,906)
Change in unrealized gain (loss) on investments	28,781,149	4,701,676	1,128,863	(592,503)	5,458,414	3,323,898	135,140	359,109
Reinvested capital gains	–	–	–	–	–	–	32,196	271,037

Net increase (decrease) in contract owners’ equity resulting from operations	66,060,432	15,289,623	3,596,747	1,294,911	7,157,809	2,562,612	147,684	299,539

Equity transactions:
Purchase payments received from contract owners (note 3)	3,935,209	4,104,565	978,201	1,455,258	205,230	189,563	206,711	93,016
Transfers between funds	7,390,211	(19,845,986)	(736,230)	(835,564)	(3,319,995)	(3,405,665)	(60,266)	(1,106,546)
Redemptions (note 3)	(47,693,850)	(26,989,749)	(3,748,965)	(2,669,566)	(9,494,442)	(4,938,822)	(597,532)	(674,533)
Annuity benefits	(30,133)	(24,512)	–	(43)	(2,948)	(2,063)	–	–
Annual contract maintenance charges (note 2)	(4,004)	(4,554)	(509)	(571)	(1,708)	(1,954)	(1)	–
Contingent deferred sales charges (note 2)	(181,896)	(326,390)	(21,198)	(36,086)	(34,215)	(76,614)	(2,662)	(4,441)
Adjustments to maintain reserves	(219,400)	28,792	(319)	2,973	600	9,834	(23)	301

Net equity transactions	(36,803,863)	(43,057,834)	(3,529,020)	(2,083,599)	(12,647,478)	(8,225,721)	(453,773)	(1,692,203)

Net change in contract owners’ equity	29,256,569	(27,768,211)	67,727	(788,688)	(5,489,669)	(5,663,109)	(306,089)	(1,392,664)
Contract owners’ equity beginning of period	208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

Contract owners’ equity end of period	$237,543,444	208,286,875	19,686,825	19,619,098	34,810,960	40,300,629	3,150,367	3,456,456

CHANGES IN UNITS:
Beginning units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

Units purchased	10,875,168	1,601,983	651,974	515,246	2,918,408	21,846	95,551	222,772
Units redeemed	(12,636,449)	(6,230,204)	(928,182)	(692,641)	(5,877,922)	(2,211,534)	(122,227)	(331,068)

Ending units	19,196,350	20,957,631	1,356,019	1,632,227	7,228,127	10,187,641	177,353	204,029

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGroS2		JAspIntGroS		JPM2MdCap		LBTShrtDBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,292,363)	1,129,498	(1,206,071)	919,714	(99,901)	(290,695)	834,075	989,766
Realized gain (loss) on investments	29,137,711	15,143,843	31,399,487	13,755,541	2,908,772	4,058,511	149,277	(839,339)
Change in unrealized gain (loss) on investments	10,672,374	26,054,523	8,405,584	40,796,966	(3,597,345)	2,299,089	877,204	1,389,899
Reinvested capital gains	–	–	–	–	1,730,987	1,362,877	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,517,722	42,327,864	38,599,000	55,472,221	942,513	7,429,782	1,860,556	1,540,326

Equity transactions:
Purchase payments received from contract owners (note 3)	6,208,609	5,060,769	1,116,075	1,072,474	15,657	842,893	1,356,051	1,572,845
Transfers between funds	7,985,870	33,665,762	(12,310,196)	(9,051,809)	(8,655,421)	(21,423,744)	7,232,407	9,859,513
Redemptions (note 3)	(27,539,624)	(13,234,626)	(37,478,420)	(17,734,041)	(6,389,387)	(6,913,399)	(10,013,420)	(7,142,141)
Annuity benefits	(56,337)	(5,691)	(27,391)	(25,888)	(4,435)	(2,660)	(28,638)	(26,581)
Annual contract maintenance charges (note 2)	(2,222)	(1,510)	(4,888)	(4,878)	(632)	(1,025)	(581)	(437)
Contingent deferred sales charges (note 2)	(142,254)	(159,657)	(100,108)	(231,325)	(27,973)	(59,868)	(29,005)	(48,704)
Adjustments to maintain reserves	16,992	62,619	(174,419)	101,628	652	4,449	614	(2,522)

Net equity transactions	(13,528,966)	25,387,666	(48,979,347)	(25,873,839)	(15,061,539)	(27,553,354)	(1,482,572)	4,211,973

Net change in contract owners’ equity	24,988,756	67,715,530	(10,380,347)	29,598,382	(14,119,026)	(20,123,572)	377,984	5,752,299
Contract owners’ equity beginning of period	153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	52,843,411	47,091,112

Contract owners’ equity end of period	$178,522,653	153,533,897	154,316,456	164,696,803	28,810,043	42,929,069	53,221,395	52,843,411

CHANGES IN UNITS:
Beginning units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	5,053,380	4,630,463

Units purchased	3,423,449	4,361,654	3,056,452	137,252	260,865	623,424	3,239,415	3,450,495
Units redeemed	(3,993,448)	(3,091,047)	(4,775,419)	(2,061,517)	(1,282,976)	(2,726,465)	(3,365,688)	(3,027,578)

Ending units	6,157,632	6,727,631	8,694,808	10,413,775	2,001,101	3,023,212	4,927,107	5,053,380

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT– 9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSInvGrStS		MFSMidCapGrS		MFSNewDiscS		MFSValueS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,279)	(3,456)	(58,305)	(61,667)	(27,898)	(29,938)	(196,245)	(140,047)
Realized gain (loss) on investments	9,838	6,557	244,337	200,500	145,276	129,194	1,422,814	839,826
Change in unrealized gain (loss) on investments	18,733	12,987	(64,283)	(235,436)	(212,777)	38,043	257,937	2,278,290
Reinvested capital gains	–	–	120,578	115,634	108,508	30,785	664,222	128,962

Net increase (decrease) in contract owners’ equity resulting from operations	25,292	16,088	242,327	19,031	13,109	168,084	2,148,728	3,107,031

Equity transactions:
Purchase payments received from contract owners (note 3)	(12)	9,287	39,505	48,210	48,139	8,573	817,094	416,019
Transfers between funds	(1,863)	(12,042)	(230,139)	(90,331)	(101,197)	(74,349)	13,172,545	25,700,300
Redemptions (note 3)	(15,419)	(11,567)	(323,014)	(306,767)	(273,163)	(189,760)	(5,279,336)	(1,089,687)
Annuity benefits	(8,865)	(8,848)	–	–	–	–	(28,912)	(17,931)
Annual contract maintenance charges (note 2)	–	(8)	–	–	–	–	(149)	(10)
Contingent deferred sales charges (note 2)	(405)	(224)	(3,957)	(5,832)	(5,360)	(2,631)	(31,775)	(12,805)
Adjustments to maintain reserves	(12,177)	(1,832)	(131)	(225)	(16,155)	62,540	1,827	1,772

Net equity transactions	(38,741)	(25,234)	(517,736)	(354,945)	(347,736)	(195,627)	8,651,294	24,997,658

Net change in contract owners’ equity	(13,449)	(9,146)	(275,409)	(335,914)	(334,627)	(27,543)	10,800,022	28,104,689
Contract owners’ equity beginning of period	275,266	284,412	3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384

Contract owners’ equity end of period	$261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

CHANGES IN UNITS:
Beginning units	23,107	25,301	304,947	337,675	143,980	162,284	2,656,741	311,423

Units purchased	–	879	7,373	14,541	7,203	7,389	2,089,365	2,704,569
Units redeemed	(3,065)	(3,073)	(52,583)	(47,269)	(36,240)	(25,693)	(1,357,734)	(359,251)

Ending units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$432,360	281,463	2,047,545	20,232	372,844	(50,005)	49,505	–
Realized gain (loss) on investments	749,941	1,569	196,708	1,855	1,137,658	12,674	(19,080)	–
Change in unrealized gain (loss) on investments	(36,834)	870,806	(1,750,119)	303,017	1,367,005	1,436,237	(262,412)	–
Reinvested capital gains	20,716	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,166,183	1,153,838	494,134	325,104	2,877,507	1,398,906	(231,987)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	4,262,092	1,552,911	1,825,998	635,935	1,559,896	525,261	630,472	–
Transfers between funds	28,667,706	20,134,746	28,281,851	12,946,095	13,784,728	16,917,061	5,830,679	–
Redemptions (note 3)	(7,245,537)	(871,953)	(4,173,458)	(537,611)	(4,244,607)	(544,373)	(376,792)	–
Annuity benefits	(34,481)	(3,758)	(16,774)	(617)	(8,246)	(1,393)	(10,126)	–
Annual contract maintenance charges (note 2)	(297)	(39)	(83)	(6)	(322)	(30)	–	–
Contingent deferred sales charges (note 2)	(31,306)	(3,010)	(10,735)	(5,860)	(12,511)	(4,746)	(1,101)	–
Adjustments to maintain reserves	1,444	6,579	391	7,997	1,202	654	215	–

Net equity transactions	25,619,621	20,815,476	25,907,190	13,045,933	11,080,140	16,892,434	6,073,347	–

Net change in contract owners’ equity	26,785,804	21,969,314	26,401,324	13,371,037	13,957,647	18,291,340	5,841,360	–
Contract owners’ equity beginning of period	21,969,314	–	13,371,037	–	18,291,340	–	–	–

Contract owners’ equity end of period	$48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	5,841,360	–

CHANGES IN UNITS:
Beginning units	2,062,762	–	1,263,418	–	1,678,343	–	–	–

Units purchased	3,831,102	2,176,136	4,022,920	1,442,263	2,191,970	1,849,586	642,253	–
Units redeemed	(1,566,798)	(113,374)	(1,606,100)	(178,845)	(1,260,850)	(171,243)	(105,195)	–

Ending units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	537,058	–

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(195,151)	44,135	4,948,461	6,265,702	2,910,185	2,876,032	(24,902)	(21,900)
Realized gain (loss) on investments	830,095	(42,679)	84,780	(884,821)	702,775	(144,902)	883,589	512,472
Change in unrealized gain (loss) on investments	1,970,600	1,200,909	(3,186,672)	3,854,809	(2,493,547)	1,689,520	450,855	834,749
Reinvested capital gains	9,101	–	–	–	–	–	541,784	52,364

Net increase (decrease) in contract owners’ equity resulting from operations	2,614,645	1,202,365	1,846,569	9,235,690	1,119,413	4,420,650	1,851,326	1,377,685

Equity transactions:
Purchase payments received from contract owners (note 3)	2,588,825	1,068,070	113,592	219,079	2,122,153	2,520,584	66,464	49,403
Transfers between funds	15,886,682	20,231,094	(9,369,782)	(18,199,879)	(11,906,431)	16,001,942	(209,181)	(412,045)
Redemptions (note 3)	(4,817,965)	(664,907)	(17,692,042)	(17,967,923)	(8,303,489)	(4,978,385)	(851,709)	(588,119)
Annuity benefits	(29,369)	(2,975)	(37,544)	(42,733)	(20,403)	(11,411)	(9,263)	(7,976)
Annual contract maintenance charges (note 2)	(645)	(32)	(885)	(1,067)	(371)	(345)	(247)	(256)
Contingent deferred sales charges (note 2)	(19,704)	(3,398)	(70,650)	(102,509)	(40,998)	(43,300)	(7,010)	(6,092)
Adjustments to maintain reserves	656	(110)	1,708	5,218	957	2,857	633	1,995

Net equity transactions	13,608,480	20,627,742	(27,055,603)	(36,089,814)	(18,148,582)	13,491,942	(1,010,313)	(963,090)

Net change in contract owners’ equity	16,223,125	21,830,107	(25,209,034)	(26,854,124)	(17,029,169)	17,912,592	841,013	414,595
Contract owners’ equity beginning of period	21,830,107	–	95,696,999	122,551,123	57,856,206	39,943,614	4,891,234	4,476,639

Contract owners’ equity end of period	$38,053,232	21,830,107	70,487,965	95,696,999	40,827,037	57,856,206	5,732,247	4,891,234

CHANGES IN UNITS:
Beginning units	2,097,865	–	6,422,082	8,998,545	5,044,302	3,808,514	210,317	260,253

Units purchased	2,362,729	2,379,981	394,517	23,004	3,330,694	3,621,782	28,428	10,359
Units redeemed	(1,201,984)	(282,116)	(2,188,776)	(2,599,467)	(4,920,000)	(2,385,994)	(69,892)	(60,295)

Ending units	3,258,610	2,097,865	4,627,823	6,422,082	3,454,996	5,044,302	168,853	210,317

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITEmMrkts6		NVITGlUtl		NVITGlUtl3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(626,289)	(532,698)	(23,638)	(12,486)	945	847	394,654	420,614
Realized gain (loss) on investments	15,729,937	12,605,318	125,918	63,861	3,538	2,082	3,689,978	698,996
Change in unrealized gain (lodss) on investments	16,119,031	15,693,153	383,323	203,944	(5,576)	14,120	(4,768,299)	5,750,416
Reinvested capital gains	13,372,601	1,161,183	200,259	12,226	15,057	4,227	6,370,089	2,056,144

Net increase (decrease) in contract owners’ equity resulting from operations	44,595,280	28,926,956	685,862	267,545	13,964	21,276	5,686,422	8,926,170

Equity transactions:
Purchase payments received from contract owners (note 3)	3,191,107	3,268,178	24,002	113,938	–	–	846,953	414,552
Transfers between funds	14,178,994	955,967	395,367	538,433	–	–	(5,175,825)	9,984,626
Redemptions (note 3)	(19,619,437)	(14,113,819)	(56,108)	(125,025)	(7,663)	(6,475)	(5,608,395)	(3,863,873)
Annuity benefits	(80,825)	(16,872)	–	–	(1,441)	(1,185)	–	–
Annual contract maintenance charges (note 2)	(2,933)	(1,992)	–	–	1	–	(170)	(126)
Contingent deferred sales charges (note 2)	(112,508)	(123,670)	(223)	(2,435)	–	–	(25,888)	(30,785)
Adjustments to maintain reserves	6,817	38,607	(140)	(137)	510	328	3,065	7,814

Net equity transactions	(2,438,785)	(9,993,601)	362,898	524,774	(8,593)	(7,332)	(9,960,260)	6,512,208

Net change in contract owners’ equity	42,156,495	18,933,355	1,048,760	792,319	5,371	13,944	(4,273,838)	15,438,378
Contract owners’ equity beginning of period	114,212,156	95,278,801	1,391,052	598,733	74,779	60,835	38,016,144	22,577,766

Contract owners’ equity end of period	$156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779	33,742,306	38,016,144

CHANGES IN UNITS:
Beginning units	4,406,546	4,965,345	68,138	39,305	3,870	4,277	2,128,548	1,719,422

Units purchased	2,958,266	2,909,379	29,338	48,032	–	–	1,137,005	1,285,064
Units redeemed	(3,187,552)	(3,468,178)	(13,777)	(19,199)	(382)	(407)	(1,676,209)	(875,938)

Ending units	4,177,260	4,406,546	83,699	68,138	3,488	3,870	1,589,344	2,128,548

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntGro		NVITIntGro3		NVITWLead		NVITWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(13,069)	(1,021)	(452,323)	(53,522)	(147,315)	(60,631)	(164,493)	(50,550)
Realized gain (loss) on investments	201,830	170,797	4,584,636	3,821,189	3,736,220	3,419,760	4,911,810	1,931,292
Change in unrealized gain (loss) on investments	53,521	218,990	3,640,331	5,268,623	(130,923)	1,302,154	(1,154,698)	1,443,477
Reinvested capital gains	131,528	3,378	4,775,572	84,223	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	373,810	392,144	12,548,216	9,120,513	3,457,982	4,661,283	3,592,619	3,324,219

Equity transactions:
Purchase payments received from contract owners (note 3)	23,404	15,942	1,410,321	1,497,952	56,298	59,390	851,787	443,388
Transfers between funds	(67,667)	(44,591)	12,832,867	16,447,868	(930,037)	(1,583,663)	688,161	1,724,828
Redemptions (note 3)	(255,657)	(157,407)	(8,405,872)	(4,680,190)	(4,895,338)	(4,685,965)	(3,258,390)	(2,060,951)
Annuity benefits	(3,959)	(3,112)	–	–	(4,737)	(2,294)	(3,670)	(3,708)
Annual contract maintenance charges (note 2)	(72)	(75)	(652)	(394)	(391)	(438)	(272)	(182)
Contingent deferred sales charges (note 2)	(1,463)	(2,663)	(40,746)	(50,495)	(5,756)	(22,423)	(15,072)	(12,262)
Adjustments to maintain reserves	340	483	2,284	13,433	4,908	4,793	(690)	3,384

Net equity transactions	(305,074)	(191,423)	5,798,202	13,228,174	(5,775,053)	(6,230,600)	(1,738,146)	94,497

Net change in contract owners’ equity	68,736	200,721	18,346,418	22,348,687	(2,317,071)	(1,569,317)	1,854,473	3,418,716
Contract owners’ equity beginning of period	1,501,271	1,300,550	46,790,507	24,441,820	20,944,078	22,513,395	16,303,122	12,884,406
Contract owners’ equity end of period	$1,570,007	1,501,271	65,136,925	46,790,507	18,627,007	20,944,078	18,157,595	16,303,122

CHANGES IN UNITS:
Beginning units	121,194	138,198	2,362,026	1,621,932	1,244,511	1,665,870	716,442	703,872

Units purchased	17,772	16,605	1,699,486	2,073,825	114,545	3,994	762,925	419,176
Units redeemed	(38,653)	(33,609)	(1,448,670)	(1,333,731)	(428,124)	(425,353)	(806,557)	(406,606)

Ending units	100,313	121,194	2,612,842	2,362,026	930,932	1,244,511	672,810	716,442

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlFin		NVITGlFin3		NVITGlHlth		NVITGlHlth3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$494	221	178,095	82,705	(1,201)	(1,261)	(285,034)	(368,337)
Realized gain (loss) on investments	1,209	1,703	(41,192)	976,858	683	54	798,208	(195,716)
Change in unrealized gain (loss) on investments	(5,539)	446	(1,585,437)	(209,404)	9,708	2,566	1,522,666	860,717
Reinvested capital gains	3,540	3,740	1,298,784	1,505,785	1,990	–	485,018	–

Net increase (decrease) in contract owners’ equity resulting from operations	(296)	6,110	(149,750)	2,355,944	11,180	1,359	2,520,858	296,664

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	185,352	515,572	–	–	730,233	946,107
Transfers between funds	–	–	(2,571,964)	(73,448)	–	(797)	(3,550,278)	(4,162,397)
Redemptions (note 3)	(1,368)	(1,313)	(1,935,752)	(1,799,843)	(3,207)	(3,080)	(3,738,102)	(4,015,324)
Annuity benefits	(6,913)	(10,236)	(226)	–	(4,504)	(4,342)	(2,646)	(2,719)
Annual contract maintenance charges (note 2)	–	–	(97)	(118)	–	–	(537)	(500)
Contingent deferred sales charges (note 2)	–	–	(11,311)	(18,814)	–	–	(34,254)	(41,653)
Adjustments to maintain reserves	159	101	353	3,287	554	126	(428)	536

Net equity transactions	(8,122)	(11,448)	(4,333,645)	(1,373,364)	(7,157)	(8,093)	(6,596,012)	(7,275,950)

Net change in contract owners’ equity	(8,418)	(5,338)	(4,483,395)	982,580	4,023	(6,734)	(4,075,154)	(6,979,286)
Contract owners’ equity beginning of period	32,372	37,710	12,967,114	11,984,534	97,832	104,566	25,787,194	32,766,480

Contract owners’ equity end of period	$23,954	32,372	8,483,719	12,967,114	101,855	97,832	21,712,040	25,787,194

CHANGES IN UNITS:
Beginning units	1,731	2,396	674,775	740,148	7,575	8,212	1,954,346	2,518,573

Units purchased	–	–	290,942	652,190	–	–	583,689	692,790
Units redeemed	(420)	(665)	(514,426)	(717,563)	(517)	(637)	(1,068,461)	(1,257,017)

Ending units	1,311	1,731	451,291	674,775	7,058	7,575	1,469,574	1,954,346

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech		NVITGlTech3		NVITGvtBd		NVITGvtBd2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(22,752)	(26,473)	(175,925)	(124,220)	14,794,727	14,884,807	330,743	298,170
Realized gain (loss) on investments	95,422	(17,065)	2,160,076	8,561	(9,152,537)	(7,179,392)	(169,817)	(203,158)
Change in unrealized gain (loss) on investments	261,196	237,683	371,664	1,194,051	20,496,127	(1,647,580)	518,902	(54,664)
Reinvested capital gains	–	–	–	–	–	4,089,356	–	116,491

Net increase (decrease) in contract owners’ equity resulting from operations	333,866	194,145	2,355,815	1,078,392	26,138,317	10,147,191	679,828	156,839

Equity transactions:
Purchase payments received from contract owners (note 3)	11,211	24,472	437,870	330,366	7,754,470	9,863,337	278,666	67,060
Transfers between funds	(259,332)	(395,267)	4,737,084	2,013,959	12,258,651	(13,946,978)	(270,235)	(330,450)
Redemptions (note 3)	(238,333)	(331,457)	(1,926,675)	(1,195,447)	(87,555,211)	(96,449,345)	(1,120,240)	(1,182,424)
Annuity benefits	–	(1,259)	(248)	(202)	(218,526)	(286,401)	(548)	(753)
Annual contract maintenance charges (note 2)	(154)	(182)	(401)	(352)	(6,533)	(7,514)	–	–
Contingent deferred sales charges (note 2)	(2,216)	(4,219)	(12,375)	(15,892)	(440,957)	(775,276)	(13,496)	(17,528)
Adjustments to maintain reserves	(98)	154	(141)	469	7,356	25,114	(769)	(5,230)

Net equity transactions	(488,922)	(707,758)	3,235,114	1,132,901	(68,200,750)	(101,577,063)	(1,126,622)	(1,469,325)

Net change in contract owners’ equity	(155,056)	(513,613)	5,590,929	2,211,293	(42,062,433)	(91,429,872)	(446,794)	(1,312,486)
Contract owners’ equity beginning of period	1,993,413	2,507,026	12,350,961	10,139,668	486,644,647	578,074,519	14,456,473	15,768,959

Contract owners’ equity end of period	$1,838,357	1,993,413	17,941,890	12,350,961	444,582,214	486,644,647	14,009,679	14,456,473

CHANGES IN UNITS:
Beginning units	572,880	788,346	1,016,600	916,675	34,986,437	42,401,094	1,305,790	1,433,490

Units purchased	66,951	6,067	1,233,110	798,536	9,628,365	5,166,947	93,376	98,204
Units redeemed	(184,208)	(221,533)	(1,007,170)	(698,611)	(14,626,464)	(12,581,604)	(192,891)	(225,904)

Ending units	455,623	572,880	1,242,540	1,016,600	29,988,338	34,986,437	1,206,275	1,305,790

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth		NVITIntIdx8		NVITIntVal2		NVITIntVal3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(560,757)	(707,507)	10,548	5,110	20	28	661,389	573,963
Realized gain (loss) on investments	9,137,544	2,338,198	107,203	10,218	115	89	5,244,748	3,000,126
Change in unrealized gain (loss) on investments	1,412,357	1,433,040	(92,487)	108,512	(396)	472	(9,243,878)	5,471,388
Reinvested capital gains	–	–	5,820	–	339	307	5,392,480	4,327,033

Net increase (decrease) in contract owners’ equity resulting from operations	9,989,144	3,063,731	31,084	123,840	78	896	2,054,739	13,372,510

Equity transactions:
Purchase payments received from contract owners (note 3)	1,101,010	1,596,628	140,604	54,675	–	–	2,181,825	1,895,565
Transfers between funds	(246,017)	(5,026,723)	3,099,542	1,275,851	–	–	(12,767,681)	17,355,746
Redemptions (note 3)	(14,494,175)	(14,615,663)	(288,943)	(152,502)	–	–	(12,372,041)	(7,582,238)
Annuity benefits	(11,732)	(20,253)	(7,397)	(3,591)	(391)	(361)	(166)	(112)
Annual contract maintenance charges (note 2)	(5,069)	(6,045)	(70)	(16)	–	–	(1,275)	(1,067)
Contingent deferred sales charges (note 2)	(39,491)	(64,636)	(400)	(4,732)	–	–	(49,027)	(59,957)
Adjustments to maintain reserves	887	1,065	(130)	28	17	–	1,689	12,428

Net equity transactions	(13,694,587)	(18,135,627)	2,943,206	1,169,713	(374)	(361)	(23,006,676)	11,620,365

Net change in contract owners’ equity	(3,705,443)	(15,071,896)	2,974,290	1,293,553	(296)	535	(20,951,937)	24,992,875
Contract owners’ equity beginning of period	62,462,882	77,534,778	1,293,553	–	5,000	4,465	83,146,605	58,153,730

Contract owners’ equity end of period	$58,757,439	62,462,882	4,267,843	1,293,553	4,704	5,000	62,194,668	83,146,605

CHANGES IN UNITS:
Beginning units	8,225,494	10,681,078	115,357	–	290	313	3,773,123	3,202,480

Units purchased	1,800,142	579,285	356,635	138,008	–	–	985,628	1,957,589
Units redeemed	(3,496,926)	(3,034,869)	(109,663)	(22,651)	(21)	(23)	(1,986,575)	(1,386,946)

Ending units	6,528,710	8,225,494	362,329	115,357	269	290	2,772,176	3,773,123

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal6		NVITIDAgg2		NVITIDCon2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$6,100	5,321	528,679	586,335	1,946,143	1,912,170	6,288,887	5,129,172
Realized gain (loss) on investments	84,515	83,169	5,232,588	2,269,706	712,853	1,796,995	22,968,208	12,094,944
Change in unrealized gain (loss) on investments	(222,087)	132,008	(4,384,138)	7,774,707	(1,154,118)	169,994	(16,201,475)	23,492,845
Reinvested capital gains	160,032	117,651	2,869,673	1,199,291	2,137,385	1,116,852	7,526,584	4,284,820

Net increase (decrease) in contract owners’ equity resulting from operations	28,560	338,149	4,246,802	11,830,039	3,642,263	4,996,011	20,582,204	45,001,781

Equity transactions:
Purchase payments received from contract owners (note 3)	21,073	187,804	4,435,568	5,183,365	1,900,442	2,473,516	17,472,080	24,071,094
Transfers between funds	105,586	615,237	(3,817,643)	5,479,350	(3,814,977)	4,851,772	8,655,693	22,750,985
Redemptions (note 3)	(193,607)	(148,296)	(13,549,574)	(7,009,511)	(18,535,673)	(16,282,062)	(78,960,103)	(55,081,131)
Annuity benefits	(28,012)	(22,267)	(102,809)	(79,020)	(99,552)	(98,498)	(844,708)	(592,572)
Annual contract maintenance charges (note 2)	–	15	(8,528)	(7,368)	(1,755)	(1,802)	(15,690)	(13,505)
Contingent deferred sales charges (note 2)	(1,079)	(1,333)	(123,802)	(115,245)	(99,752)	(175,727)	(577,915)	(742,287)
Adjustments to maintain reserves	963	(1,120)	5,110	10,390	16,891	5,141	(4,936)	52,080

Net equity transactions	(95,076)	630,040	(13,161,678)	3,461,961	(20,634,376)	(9,227,660)	(54,275,579)	(9,555,336)

Net change in contract owners’ equity	(66,516)	968,189	(8,914,876)	15,292,000	(16,992,113)	(4,231,649)	(33,693,375)	35,446,445
Contract owners’ equity beginning of period	2,218,661	1,250,472	91,944,365	76,652,365	104,088,296	108,319,945	492,431,181	456,984,736

Contract owners’ equity end of period	$2,152,145	2,218,661	83,029,489	91,944,365	87,096,183	104,088,296	458,737,806	492,431,181

CHANGES IN UNITS:
Beginning units	110,527	67,378	6,062,158	5,839,704	8,816,232	9,613,350	36,140,122	37,043,015

Units purchased	27,311	73,692	1,464,173	1,631,270	2,074,350	4,255,398	7,988,283	7,351,516
Units redeemed	(31,482)	(30,543)	(2,314,881)	(1,408,816)	(3,812,878)	(5,052,516)	(12,042,527)	(8,254,409)

Ending units	106,356	110,527	5,211,450	6,062,158	7,077,704	8,816,232	32,085,878	36,140,122

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		NVITJPBal		NVITMdCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$2,509,602	2,296,878	2,826,909	2,496,408	1,127,629	1,431,578	(947,323)	(1,092,405)
Realized gain (loss) on investments	22,661,193	9,788,600	5,251,259	8,361,244	3,662,346	228,047	7,742,130	9,338,403
Change in unrealized gain (loss) on investments	(16,765,734)	17,871,013	(4,965,806)	(1,177,891)	(3,740,415)	11,927,208	(642,339)	(1,322,709)
Reinvested capital gains	5,502,011	3,386,151	4,415,215	2,387,079	3,289,990	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,907,072	33,342,642	7,527,577	12,066,840	4,339,550	13,586,833	6,152,468	6,923,289

Equity transactions:
Purchase payments received from contract owners (note 3)	11,395,537	15,773,831	4,175,121	7,155,150	2,009,863	3,066,012	2,042,825	2,135,040
Transfers between funds	(4,682,558)	9,029,847	(1,317,891)	(911,886)	(4,696,096)	(5,680,673)	(3,820,690)	(8,395,544)
Redemptions (note 3)	(39,022,570)	(28,186,292)	(27,358,555)	(25,359,570)	(24,414,789)	(25,190,775)	(15,054,325)	(12,572,303)
Annuity benefits	(451,760)	(320,643)	(193,786)	(184,348)	(26,408)	(43,682)	(34,238)	(25,783)
Annual contract maintenance charges (note 2)	(18,492)	(16,227)	(4,378)	(4,295)	(2,117)	(1,988)	(3,379)	(3,644)
Contingent deferred sales charges (note 2)	(335,301)	(362,313)	(177,931)	(302,259)	(102,389)	(150,460)	(71,895)	(138,521)
Adjustments to maintain reserves	28,405	40,533	3,950	21,511	2,952	8,247	3,062	13,011

Net equity transactions	(33,086,739)	(4,041,264)	(24,873,470)	(19,585,697)	(27,228,984)	(27,993,319)	(16,938,640)	(18,987,744)

Net change in contract owners’ equity	(19,179,667)	29,301,378	(17,345,893)	(7,518,857)	(22,889,434)	(14,406,486)	(10,786,172)	(12,064,455)
Contract owners’ equity beginning of period	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595	81,354,223	93,418,678

Contract owners’ equity end of period	$267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109	70,568,051	81,354,223

CHANGES IN UNITS:
Beginning units	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198	5,554,033	6,941,684

Units purchased	4,870,676	3,810,710	2,478,057	4,314,861	1,342,810	755,019	1,329,194	1,406,289
Units redeemed	(7,141,070)	(4,310,766)	(4,383,960)	(5,936,158)	(3,511,539)	(3,189,626)	(2,417,118)	(2,793,940)

Ending units	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591	4,466,109	5,554,033

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmCapGr		NVITSmCapGr2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$333,619	(355,121)	20,274,378	18,343,487	(898,552)	(1,067,790)	(23,927)	(28,145)
Realized gain (loss) on investments	37,048,582	17,125,767	–	–	8,161,996	5,098,643	119,760	376,949
Change in unrealized gain (loss) on investments	(26,131,509)	3,869,428	–	–	(1,015,805)	(2,526,008)	(3,967)	(300,576)
Reinvested capital gains	7,824,153	4,296,884	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	19,074,845	24,936,958	20,274,378	18,343,487	6,247,639	1,504,845	91,866	48,228

Equity transactions:
Purchase payments received from contract owners (note 3)	5,460,727	7,954,095	70,206,073	55,182,523	1,210,213	1,753,935	7,616	35,249
Transfers between funds	(33,999,028)	(16,999,823)	318,245,844	200,147,154	(10,003,564)	(5,122,612)	(84,689)	(540,501)
Redemptions (note 3)	(48,754,417)	(42,202,385)	(344,730,412)	(243,607,490)	(12,856,650)	(9,914,657)	(144,635)	(174,102)
Annuity benefits	(113,457)	(110,758)	(532,430)	(520,323)	(30,576)	(111,676)	(36)	(47)
Annual contract maintenance charges (note 2)	(4,957)	(5,532)	(6,267)	(6,371)	(1,580)	(1,937)	–	–
Contingent deferred sales charges (note 2)	(287,462)	(402,600)	(1,395,164)	(2,480,167)	(67,961)	(121,066)	(2,235)	(3,232)
Adjustments to maintain reserves	(17,504)	48,328	(134,134)	(330,672)	(1,740)	9,389	(123)	(226)

Net equity transactions	(77,716,098)	(51,718,675)	41,653,510	8,384,654	(21,751,858)	(13,508,624)	(224,102)	(682,859)

Net change in contract owners’ equity	(58,641,253)	(26,781,717)	61,927,888	26,728,141	(15,504,219)	(12,003,779)	(132,236)	(634,631)
Contract owners’ equity beginning of period	291,146,176	317,927,893	546,018,777	519,290,636	80,914,127	92,917,906	1,373,645	2,008,276

Contract owners’ equity end of period	$232,504,923	291,146,176	607,946,665	546,018,777	65,409,908	80,914,127	1,241,409	1,373,645

CHANGES IN UNITS:
Beginning units	12,312,327	14,674,682	45,891,908	45,063,953	5,120,028	5,993,892	122,637	180,755

Units purchased	2,067,422	2,237,020	86,996,574	64,145,669	1,572,146	1,568,605	7,090	18,385
Units redeemed	(5,099,621)	(4,599,375)	(83,665,158)	(63,317,714)	(2,894,092)	(2,442,469)	(26,594)	(76,503)

Ending units	9,280,128	12,312,327	49,223,324	45,891,908	3,798,082	5,120,028	103,133	122,637

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapVal		NVITSmCapVal2		NVITSmComp		NVITSmComp2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(441,486)	(2,998,861)	(27,352)	(54,295)	(3,285,226)	(3,736,508)	(99,773)	(93,539)
Realized gain (loss) on investments	28,370,249	46,262,192	260,703	333,537	31,945,808	26,492,778	330,600	244,364
Change in unrealized gain (loss) on investments	(86,190,696)	(15,282,920)	(886,443)	(70,190)	(62,880,047)	4,581,599	(940,028)	237,282
Reinvested capital gains	36,827,953	27,764,788	393,171	268,583	39,992,698	6,624,822	732,961	100,845

Net increase (decrease) in contract owners’ equity resulting from operations	(21,433,980)	55,745,199	(259,921)	477,635	5,773,233	33,962,691	23,760	488,952

Equity transactions:
Purchase payments received from contract owners (note 3)	6,344,608	7,054,419	16,475	66,115	5,413,326	7,604,881	33,095	103,150
Transfers between funds	(43,604,852)	(42,557,186)	(167,478)	(67,403)	(26,284,307)	(19,986,091)	(133,809)	(8,027)
Redemptions (note 3)	(55,855,320)	(54,197,597)	(453,389)	(316,317)	(55,465,119)	(47,777,545)	(434,891)	(295,277)
Annuity benefits	(75,493)	(87,430)	(90)	(119)	(171,791)	(86,966)	–	–
Annual contract maintenance charges (note 2)	(6,608)	(8,367)	–	–	(5,341)	(6,387)	–	–
Contingent deferred sales charges (note 2)	(310,383)	(472,656)	(8,566)	(5,125)	(249,745)	(350,749)	(4,520)	(4,243)
Adjustments to maintain reserves	(19,981)	54,591	(231)	(516)	193,830	27,578	(172)	(363)

Net equity transactions	(93,528,029)	(90,214,226)	(613,279)	(323,365)	(76,569,147)	(60,575,279)	(540,297)	(204,760)

Net change in contract owners’ equity	(114,962,009)	(34,469,027)	(873,200)	154,270	(70,795,914)	(26,612,588)	(516,537)	284,192
Contract owners’ equity beginning of period	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393	5,311,628	5,027,436

Contract owners’ equity end of period	$245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

CHANGES IN UNITS:
Beginning units	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695	350,572	364,034

Units purchased	1,460,932	2,027,865	15,859	32,656	2,239,661	1,933,277	21,067	37,126
Units redeemed	(4,534,160)	(5,410,851)	(57,980)	(56,479)	(5,068,569)	(4,573,072)	(55,190)	(50,588)

Ending units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund		NVITNWFund2		NVITNWLead		NVITNWLead3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(266,632)	(162,150)	(21,622)	(24,369)	(8)	(16)	(49,886)	(82,168)
Realized gain (loss) on investments	13,316,929	4,104,977	393,750	107,028	67	52	279,175	219,098
Change in unrealized gain (loss) on investments	(5,224,104)	36,768,561	(327,029)	153,860	(259)	195	(1,006,313)	580,311
Reinvested capital gains	15,331,331	–	80,403	–	587	296	2,477,702	1,584,435

Net increase (decrease) in contract owners’ equity resulting from operations	23,157,524	40,711,388	125,502	236,519	387	527	1,700,678	2,301,676

Equity transactions:
Purchase payments received from contract owners (note 3)	4,441,328	6,609,502	95,873	3,090	–	–	533,643	467,542
Transfers between funds	(10,375,547)	(18,857,429)	(290,908)	(79,667)	–	–	(5,391,007)	7,071,469
Redemptions (note 3)	(76,550,981)	(68,450,428)	(666,006)	(87,479)	–	–	(2,711,758)	(2,319,547)
Annuity benefits	(159,362)	(154,951)	–	–	(402)	(369)	–	–
Annual contract maintenance charges (note 2)	(14,233)	(16,142)	–	–	–	–	(227)	(190)
Contingent deferred sales charges (note 2)	(200,528)	(338,868)	(487)	(619)	–	–	(14,007)	(19,811)
Adjustments to maintain reserves	10,020	37,047	(140)	(193)	53	46	26	2,528

Net equity transactions	(82,849,303)	(81,171,269)	(861,668)	(164,868)	(349)	(323)	(7,583,330)	5,201,991

Net change in contract owners’ equity	(59,691,779)	(40,459,881)	(736,166)	71,651	38	204	(5,882,652)	7,503,667
Contract owners’ equity beginning of period	341,193,971	381,653,852	2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780

Contract owners’ equity end of period	$281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

CHANGES IN UNITS:
Beginning units	23,824,168	29,996,004	181,993	195,744	263	286	1,305,544	974,521

Units purchased	2,595,950	997,896	47,770	9,937	–	–	527,892	774,612
Units redeemed	(8,117,332)	(7,169,732)	(113,952)	(23,688)	(22)	(23)	(978,735)	(443,589)

Ending units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITUSGro		NVITUSGro3		NVITVKVal		NVITMltSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,678)	(5,054)	(250,759)	(263,471)	382,521	414,842	3,875,973	4,442,646
Realized gain (loss) on investments	6,946	3,529	605,851	(623,692)	5,719,223	7,607,418	2,640,455	2,036,608
Change in unrealized gain (loss) on investments	71,502	(17,661)	3,420,371	(272,044)	(11,385,657)	118,812	(1,824,280)	(1,380,336)
Reinvested capital gains	–	7,988	–	443,038	3,329,273	4,061,342	7,186	359,552

Net increase (decrease) in contract owners’ equity resulting from operations	72,770	(11,198)	3,775,463	(716,169)	(1,954,640)	12,202,414	4,699,334	5,458,470

Equity transactions:
Purchase payments received from contract owners (note 3)	59,283	156,478	455,305	554,081	2,305,820	2,866,074	2,396,745	2,996,581
Transfers between funds	(37,155)	9,214	(3,057,228)	(1,656,283)	(3,153,122)	959,362	2,897,593	(1,423,531)
Redemptions (note 3)	(7,500)	(17,451)	(4,044,052)	(3,340,177)	(18,153,363)	(13,171,426)	(28,337,908)	(26,514,466)
Annuity benefits	(28,023)	(23,626)	–	–	(69,205)	(63,858)	(54,208)	(59,251)
Annual contract maintenance charges (note 2)	1	–	(307)	(340)	(1,898)	(1,774)	(991)	(1,108)
Contingent deferred sales charges (note 2)	–	–	(18,126)	(34,545)	(61,616)	(108,182)	(110,595)	(166,537)
Adjustments to maintain reserves	1,397	1,133	(731)	1,007	5,360	8,770	5,867	7,894

Net equity transactions	(11,997)	125,748	(6,665,139)	(4,476,257)	(19,128,024)	(9,511,034)	(23,203,497)	(25,160,418)

Net change in contract owners’ equity	60,773	114,550	(2,889,676)	(5,192,426)	(21,082,664)	2,691,380	(18,504,163)	(19,701,948)
Contract owners’ equity beginning of period	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565	153,077,609	172,779,557

Contract owners’ equity end of period	$491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945	134,573,446	153,077,609

CHANGES IN UNITS:
Beginning units	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707	10,669,793	12,458,176

Units purchased	5,909	11,188	485,930	764,045	1,786,524	1,951,256	3,050,774	2,208,027
Units redeemed	(7,244)	(1,854)	(946,036)	(1,112,893)	(3,147,863)	(2,686,479)	(4,695,173)	(3,996,410)

Ending units	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484	9,025,394	10,669,793

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAFasc		NBTAFocus		NBTAGuard		NBTAInt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(33,510)	(28,551)	–	(10,575)	(835,454)	(561,786)	78,022	(9,860)
Realized gain (loss) on investments	190,757	117,838	–	14,196	11,077,742	6,155,170	599,542	(15,210)
Change in unrealized gain (loss) on investments	(275,464)	(71,415)	–	(44,424)	(4,644,578)	5,582,720	(1,537,487)	567,011
Reinvested capital gains	25,520	41,931	–	77,524	–	–	768,457	39,325

Net increase (decrease) in contract owners’ equity resulting from operations	(92,697)	59,803	–	36,721	5,597,710	11,176,104	(91,466)	581,266

Equity transactions:
Purchase payments received from contract owners (note 3)	33,565	37,448	–	60,591	1,383,106	1,986,818	678,272	185,185
Transfers between funds	402,122	84,142	–	(819,370)	(6,082,890)	(8,059,576)	8,126,129	5,103,133
Redemptions (note 3)	(198,158)	(187,687)	–	(91,756)	(16,304,293)	(17,129,617)	(1,548,327)	(76,004)
Annuity benefits	(6,166)	(7,290)	–	–	(13,365)	(13,485)	(2,884)	(2,838)
Annual contract maintenance charges (note 2)	(12)	–	–	–	(1,721)	(1,873)	(216)	(11)
Contingent deferred sales charges (note 2)	(1,437)	(3,506)	–	(2,110)	(64,098)	(127,641)	(12,463)	(1,110)
Adjustments to maintain reserves	(43)	42	–	(91)	2,039	10,208	(2,661)	1,043

Net equity transactions	229,871	(76,851)	–	(852,736)	(21,081,222)	(23,335,166)	7,237,850	5,209,398

Net change in contract owners’ equity	137,174	(17,048)	–	(816,015)	(15,483,512)	(12,159,062)	7,146,384	5,790,664
Contract owners’ equity beginning of period	1,623,099	1,640,147	–	816,015	95,838,148	107,997,210	5,800,126	9,462

Contract owners’ equity end of period	$1,760,273	1,623,099	–	–	80,354,636	95,838,148	12,946,510	5,800,126

CHANGES IN UNITS:
Beginning units	118,814	117,937	–	39,503	5,156,402	6,511,626	506,394	812

Units purchased	281,364	29,696	–	6,076	744,063	456,670	1,216,731	556,197
Units redeemed	(262,046)	(28,819)	–	(45,579)	(1,868,040)	(1,811,894)	(601,952)	(50,615)

Ending units	138,132	118,814	–	–	4,032,425	5,156,402	1,121,173	506,394

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAMCGr		NBTAPart		NBTARegS		NBTSocRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,041,586)	(2,148,361)	(830,324)	(864,663)	(48,746)	(5,570)	(183,056)	(81,126)
Realized gain (loss) on investments	29,055,056	22,047,085	18,937,332	23,830,691	567,234	(9,251)	531,346	287,189
Change in unrealized gain (loss) on investments	6,324,263	1,836,406	(20,218,940)	(25,016,481)	(696,613)	170,120	483,657	652,405
Reinvested capital gains	–	–	13,518,440	17,938,790	161,041	230,803	59,366	73,803

Net increase (decrease) in contract owners’ equity resulting from operations	33,337,733	21,735,130	11,406,508	15,888,337	(17,084)	386,102	891,313	932,271

Equity transactions:
Purchase payments received from contract owners (note 3)	2,547,179	3,405,894	2,332,226	5,505,036	252,513	94,964	998,553	605,724
Transfers between funds	(7,882,512)	(11,477,487)	(14,746,424)	(14,857,738)	1,465,865	4,448,313	7,328,269	5,916,753
Redemptions (note 3)	(34,663,487)	(25,190,020)	(28,474,461)	(28,190,128)	(763,648)	(64,475)	(2,900,495)	(801,760)
Annuity benefits	(37,750)	(34,264)	(13,978)	(13,349)	(18,761)	(8,437)	(8,158)	(6,503)
Annual contract maintenance charges (note 2)	(3,928)	(4,460)	(2,142)	(2,076)	(84)	(11)	(541)	(189)
Contingent deferred sales charges (note 2)	(134,352)	(240,045)	(112,940)	(160,526)	(3,889)	(234)	(16,468)	(8,075)
Adjustments to maintain reserves	7,761	35,494	1,082	16,118	(53)	109	(647)	906

Net equity transactions	(40,167,089)	(33,504,888)	(41,016,637)	(37,702,663)	931,943	4,470,229	5,400,513	5,706,856

Net change in contract owners’ equity	(6,829,356)	(11,769,758)	(29,610,129)	(21,814,326)	914,859	4,856,331	6,291,826	6,639,127
Contract owners’ equity beginning of period	167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

Contract owners’ equity end of period	$161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	17,751,807	11,459,981

CHANGES IN UNITS:
Beginning units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

Units purchased	2,266,136	1,503,877	1,928,346	3,147,233	634,092	532,590	995,102	877,835
Units redeemed	(4,192,481)	(3,299,987)	(4,186,819)	(5,630,853)	(558,687)	(80,071)	(601,030)	(456,198)

Ending units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	1,195,809	801,737

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapApS		OppCapAp		OppGlSec3		OppGlSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(118,426)	(107,563)	(3,320,850)	(3,204,627)	339,641	(469,840)	245,502	(357,494)
Realized gain (loss) on investments	363,580	412,117	23,295,136	10,427,322	21,827,487	14,612,589	21,072,192	18,336,167
Change in unrealized gain (loss) on investments	469,333	61,508	22,322,044	16,689,140	(21,611,082)	7,777,675	(20,856,397)	(755,888)
Reinvested capital gains	–	–	–	–	11,309,263	12,293,642	8,738,887	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	714,487	366,062	42,296,330	23,911,835	11,865,309	34,214,066	9,200,184	27,291,257

Equity transactions:
Purchase payments received from contract owners (note 3)	121,650	133,880	6,277,396	9,353,193	8,086,350	9,935,846	434,629	500,193
Transfers between funds	(211,389)	(435,630)	(33,122,503)	(44,819,837)	(20,082,233)	(960,092)	(14,064,896)	(13,693,794)
Redemptions (note 3)	(442,515)	(674,643)	(59,145,457)	(57,469,549)	(33,627,276)	(28,008,988)	(22,562,633)	(20,006,578)
Annuity benefits	(591)	(726)	(174,926)	(200,601)	(53,230)	(33,297)	(140,663)	(68,452)
Annual contract maintenance charges (note 2)	–	–	(10,347)	(12,399)	(4,298)	(3,745)	(1,306)	(2,017)
Contingent deferred sales charges (note 2)	(6,989)	(9,493)	(299,975)	(454,472)	(189,900)	(231,361)	(125,496)	(177,401)
Adjustments to maintain reserves	(915)	(2,585)	(19,254)	32,837	(8,649)	38,099	204,936	40,791

Net equity transactions	(540,749)	(989,197)	(86,495,066)	(93,570,828)	(45,879,236)	(19,263,538)	(36,255,429)	(33,407,258)

Net change in contract owners’ equity	173,738	(623,135)	(44,198,736)	(69,658,993)	(34,013,927)	14,950,528	(27,055,245)	(6,116,001)
Contract owners’ equity beginning of period	6,440,258	7,063,393	359,605,172	429,264,165	235,765,871	220,815,343	181,248,344	187,364,345

Contract owners’ equity end of period	$6,613,996	6,440,258	315,406,436	359,605,172	201,751,944	235,765,871	154,193,099	181,248,344

CHANGES IN UNITS:
Beginning units	561,578	651,152	21,906,532	28,080,385	10,676,504	11,634,927	11,724,356	14,093,591

Units purchased	30,420	41,543	2,461,251	1,474,498	1,951,015	2,600,533	933,209	57,920
Units redeemed	(76,381)	(131,117)	(7,350,592)	(7,648,351)	(3,953,488)	(3,558,956)	(2,895,912)	(2,427,155)

Ending units	515,617	561,578	17,017,191	21,906,532	8,674,031	10,676,504	9,761,653	11,724,356

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSecS		OppHighInc3		OppHighInc		OppHighIncS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(47,643)	(64,989)	(12,462)	–	152,772	(13,704)	12,300	15,342
Realized gain (loss) on investments	479,556	622,041	(20,706)	–	10,353	26,596	(5,318)	(9,822)
Change in unrealized gain (loss) on investments	(482,044)	21,594	(37,536)	–	(147,534)	110,597	(10,954)	7,677
Reinvested capital gains	332,750	363,311	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	282,619	941,957	(70,704)	–	15,591	123,489	(3,972)	13,197

Equity transactions:
Purchase payments received from contract owners (note 3)	47,601	–	171,700	–	165,663	57,239	1	3,789
Transfers between funds	(297,816)	(674,731)	1,813,781	–	(718,229)	2,330,552	17,153	(95,481)
Redemptions (note 3)	(482,722)	(512,544)	(160,801)	–	(519,758)	(103,754)	(3,574)	(3,577)
Annuity benefits .	(2,727)	–	–	–	–	–	(25,728)	(25,609)
Annual contract maintenance charges (note 2)	–	–	(3)	–	(24)	(8)	–	–
Contingent deferred sales charges (note 2)	(5,689)	(7,507)	(985)	–	(357)	(443)	–	–
Adjustments to maintain reserves	218	(500)	(44)	–	(62)	12	809	685

Net equity transactions	(741,135)	(1,195,282)	1,823,648	–	(1,072,767)	2,283,598	(11,339)	(120,193)

Net change in contract owners’ equity	(458,516)	(253,325)	1,752,944	–	(1,057,176)	2,407,087	(15,311)	(106,996)
Contract owners’ equity beginning of period	6,740,600	6,993,925	–	–	2,407,087	–	143,303	250,299

Contract owners’ equity end of period	$6,282,084	6,740,600	1,752,944	–	1,349,911	2,407,087	127,992	143,303

CHANGES IN UNITS:
Beginning units	416,735	497,633	–	–	225,947	–	11,906	22,431

Units purchased	1	–	275,803	–	215,299	367,550	1,534	330
Units redeemed	(46,425)	(80,898)	(92,846)	–	(312,972)	(141,603)	(2,620)	(10,855)

Ending units	370,311	416,735	182,957	–	128,274	225,947	10,820	11,906

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMStSCap		OppMStSCapS		OppMSt		OppMStS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(103,193)	(28,306)	(2,333)	(2,297)	(504,309)	(144,571)	(86,815)	(69,992)
Realized gain (loss) on investments	564,999	1,989	7,112	5,286	17,703,416	3,023,872	453,823	414,245
Change in unrealized gain (loss) on investments	(1,360,991)	519,827	(16,502)	15,073	(5,699,597)	39,498,562	(152,918)	707,013
Reinvested capital gains	305,134	–	7,442	5,533	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(594,051)	493,510	(4,281)	23,595	11,499,510	42,377,863	214,090	1,051,266

Equity transactions:
Purchase payments received from contract owners (note 3)	561,330	279,918	3,250	25,076	5,107,934	6,276,803	82,477	106,953
Transfers between funds	5,974,508	6,424,758	1,012	14,629	(14,580,448)	(14,770,046)	(115,776)	(302,473)
Redemptions (note 3)	(1,669,503)	(108,805)	(9,487)	(8,778)	(60,933,569)	(49,018,474)	(613,701)	(584,968)
Annuity benefits .	–	–	(12,645)	(10,726)	(111,431)	(101,764)	–	–
Annual contract maintenance charges (note 2)	(160)	(8)	–	–	(5,241)	(5,965)	–	–
Contingent deferred sales charges (note 2)	(4,995)	(267)	–	–	(280,459)	(499,623)	(4,494)	(6,676)
Adjustments to maintain reserves .	(519)	179	536	348	13,585	42,092	(201)	(409)

Net equity transactions	4,860,661	6,595,775	(17,334)	20,549	(70,789,629)	(58,076,977)	(651,695)	(787,573)

Net change in contract owners’ equity	4,266,610	7,089,285	(21,615)	44,144	(59,290,119)	(15,699,114)	(437,605)	263,693)
Contract owners’ equity beginning of period	7,089,285	–	211,533	167,389	331,229,480	346,928,594	8,944,319	8,680,626

Contract owners’ equity end of period	$11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480	8,506,714	8,944,319

CHANGES IN UNITS:
Beginning units	660,025	–	14,220	12,741	23,057,427	27,537,079	714,818	782,227

Units purchased	1,191,977	757,122	264	1,966	4,114,868	1,600,007	38,789	41,046
Units redeemed	(743,345)	(97,097)	(1,372)	(487)	(8,698,651)	(6,079,659)	(89,175)	(108,455)

Ending units	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427	664,432	714,818

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMidCap		OppStratBdS		PVITRealRet		PVITTotRet
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,870,510)	(2,311,117)	91,649	98,251	23,833	11,644	13,037	3,171
Realized gain (loss) on investments	19,281,977	24,087,576	112,129	83,883	(6,026)	(193)	2,311	2,648
Change in unrealized gain (loss) on investments	(8,471,023)	(18,181,537)	241,735	73,209	37,674	(22,127)	13,637	236
Reinvested capital gains	–	–	–	–	1,346	19,369	–	917

Net increase (decrease) in contract owners’ equity resulting from operations	8,940,444	3,594,922	445,513	255,343	56,827	8,693	28,985	6,972

Equity transactions:
Purchase payments received from contract owners (note 3)	3,839,629	5,438,643	226,721	159,247	61,091	31,297	52,049	3,328
Transfers between funds	(15,715,410)	(29,279,257)	660,896	1,087,406	(274,221)	750,508	158,654	215,835
Redemptions (note 3)	(32,490,201)	(26,860,995)	(421,753)	(469,217)	(325,015)	(35,516)	(84,220)	(4,784)
Annuity benefits .	(11,118)	(10,439)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(10,723)	(12,921)	–	–	(64)	(21)	(9)	(2)
Contingent deferred sales charges (note 2)	(144,869)	(281,868)	(5,125)	(2,598)	–	(21)	–	–
Adjustments to maintain reserves .	981	13,554	(138)	(246)	4,827	206	(43)	99

Net equity transactions	(44,531,711)	(50,993,283)	460,601	774,592	(533,382)	746,453	126,431	214,476

Net change in contract owners’ equity	(35,591,267)	(47,398,361)	906,114	1,029,935	(476,555)	755,146	155,416	221,448
Contract owners’ equity beginning of period	171,517,701	218,916,062	5,583,752	4,553,817	755,146	–	221,448	–

Contract owners’ equity end of period	$135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146	376,864	221,448

CHANGES IN UNITS:
Beginning units	11,328,404	14,779,566	418,884	360,341	74,407	–	21,396	–

Units purchased	1,977,736	1,097,468	94,813	118,995	43,913	90,401	36,096	38,737
Units redeemed	(4,669,727)	(4,548,630)	(61,032)	(60,452)	(93,237)	(15,994)	(23,644)	(17,341)

Ending units	8,636,413	11,328,404	452,665	418,884	25,083	74,407	33,848	21,396

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTGroInc		RCFMicroCap		SBLGlob		SBLMidCapGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1	85	3,097	(267)	(1,810)	(498)	(669)	(125)
Realized gain (loss) on investments	1,989	1,322	7,154	934	9,856	24	1,271	1
Change in unrealized gain (loss) on investments	(8,685)	2,738	(53,353)	5,510	3,230	14,481	(8,246)	2,538
Reinvested capital gains	4,735	848	39,215	6,176	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,960)	4,993	(3,887)	12,353	11,276	14,007	(7,644)	2,414

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	158,327	20,235	26,732	3,999	7,641	2,170
Transfers between funds	–	–	212,644	110,313	118,881	101,094	3,848	53,354
Redemptions (note 3)	(8,256)	(7,458)	(27,884)	(13,919)	(84,802)	–	(1,602)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(123)	(19)	(37)	(9)	(8)	(5)
Contingent deferred sales charges (note 2)	–	–	(99)	–	(109)	–	–	–
Adjustments to maintain reserves	170	152	(72)	19	(62)	(8)	(40)	21

Net equity transactions	(8,086)	(7,306)	342,793	116,629	60,603	105,076	9,839	55,540

Net change in contract owners’ equity	(10,046)	(2,313)	338,906	128,982	71,879	119,083	2,195	57,954
Contract owners’ equity beginning of period	38,143	40,456	128,982	–	119,083	–	57,954	–

Contract owners’ equity end of period	$28,097	38,143	467,888	128,982	190,962	119,083	60,149	57,954

CHANGES IN UNITS:
Beginning units	2,742	3,329	11,724	–	10,257	–	5,632	–

Units purchased	–	–	43,356	14,644	9,873	10,960	5,025	7,199
Units redeemed	(565)	(587)	(13,702)	(2,920)	(4,847)	(703)	(4,055)	(1,567)

Ending units	2,177	2,742	41,378	11,724	15,283	10,257	6,602	5,632

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLAsAlloc		SBLEqInc		SBLHighYld		SBLSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,565)	(359)	(2,820)	(577)	(5,333)	(2,305)	(4,387)	(718)
Realized gain (loss) on investments	5,757	5,099	18,038	292	35,562	1,129	4,480	10
Change in unrealized gain (loss) on investments	(4,569)	2,191	(13,238)	14,101	(23,113)	29,257	16,405	12,898
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(377)	6,931	1,980	13,816	7,116	28,081	16,498	12,190

Equity transactions:
Purchase payments received from contract owners (note 3)	21,066	5,648	45,498	7,124	51,986	17,381	176,666	19,205
Transfers between funds	148,997	52,041	247,152	137,971	(73,886)	588,535	255,046	158,419
Redemptions (note 3)	(109,777)	–	(162,739)	–	(156,035)	(24,758)	(24,723)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(57)	(3)	(41)	(1)	(52)	(12)	(87)	(10)
Contingent deferred sales charges (note 2)	(312)	–	(116)	–	–	(20)	(164)	–
Adjustments to maintain reserves	2,016	29	(86)	(10)	(27)	35	(180)	(56)

Net equity transactions	61,933	57,715	129,668	145,084	(178,014)	581,161	406,558	177,558

Net change in contract owners’ equity	61,556	64,646	131,648	158,900	(170,898)	609,242	423,056	189,748
Contract owners’ equity beginning of period	64,646	–	158,900	–	609,242	–	189,748	–

Contract owners’ equity end of period	$126,202	64,646	290,548	158,900	438,344	609,242	612,804	189,748

CHANGES IN UNITS:
Beginning units	5,872	–	13,985	–	57,506	–	17,623	–

Units purchased	31,951	11,133	22,577	14,232	35,310	65,669	50,680	17,650
Units redeemed	(26,891)	(5,261)	(11,412)	(247)	(51,842)	(8,163)	(16,081)	(27)

Ending units	10,932	5,872	25,150	13,985	40,974	57,506	52,222	17,623

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	SBLMidCapVal		SBLSmCapGr		SBLSel25		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(11,825)	(1,817)	(14)	(2)	(71)	(62)	(198,182)	(28,146)
Realized gain (loss) on investments	29,869	842	159	11	813	1	1,159,924	23,073
Change in unrealized gain (loss) on investments	(67,141)	33,110	(60)	41	(1,017)	1,125	1,060,069	1,279,014
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(49,097)	32,135	85	50	(275)	1,064	2,021,811	1,273,941

Equity transactions:
Purchase payments received from contract owners (note 3)	354,059	50,283	5,458	2,856	3,177	1,281	625,835	253,126
Transfers between funds	729,003	447,552	(4,842)	(2,065)	(9,644)	9,869	6,994,393	14,277,070
Redemptions (note 3)	(156,138)	(14,299)	(10)	–	–	–	(2,479,531)	(367,899)
Annuity benefits	–	–	–	–	–	–	(17,614)	(3,450)
Annual contract maintenance charges (note 2)	(234)	(38)	(1)	(1)	(4)	–	(84)	(4)
Contingent deferred sales charges (note 2)	(185)	–	–	–	–	–	(12,151)	(207)
Adjustments to maintain reserves	–	(77)	35	(4)	–	(2)	761	424

Net equity transactions	926,505	483,421	640	786	(6,471)	11,148	5,111,609	14,159,060

Net change in contract owners’ equity	877,408	515,556	725	836	(6,746)	12,212	7,133,420	15,433,001
Contract owners’ equity beginning of period	515,556	–	836	–	12,212	–	15,481,643	48,642

Contract owners’ equity end of period	$1,392,964	515,556	1,561	836	5,466	12,212	22,615,063	15,481,643

CHANGES IN UNITS:
Beginning units	48,041	–	81	–	1,127	–	1,416,705	4,351

Units purchased	136,051	51,790	187	104	110	1,127	1,349,612	1,511,835
Units redeemed	(55,254)	(3,749)	(123)	(23)	(692)	–	(921,949)	(99,481)

Ending units	128,838	48,041	145	81	545	1,127	1,844,368	1,416,705

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		DrySRGro		DrySRGroS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$74,112	34,742	143,811	36,754	(510,988)	(1,040,168)	(3,240)	(4,699)
Realized gain (loss) on investments	824,754	198,939	27,283	631	2,628,807	(7,754,082)	8,323	23,931
Change in unrealized gain (loss) on investments	(2,124,100)	937,768	37,028	21,135	3,695,392	16,203,587	6,409	(4,386)
Reinvested capital gains	1,402,463	379,955	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	177,229	1,551,404	208,122	58,520	5,813,211	7,409,337	11,492	14,846

Equity transactions:
Purchase payments received from contract owners (note 3)	1,260,077	872,829	394,115	276,640	3,159,193	3,996,911	150	1,098
Transfers between funds	8,989,178	14,435,883	3,509,439	2,844,360	(5,973,294)	(8,570,132)	(8,350)	(88,635)
Redemptions (note 3)	(3,054,959)	(502,540)	(476,933)	(176,039)	(19,184,657)	(18,139,671)	(24,551)	(15,123)
Annuity benefits	(55,610)	(29,881)	(18,484)	(14,756)	(9,229)	(22,415)	–	–
Annual contract maintenance charges (note 2)	(190)	(43)	(15)	–	(13,255)	(15,351)	–	–
Contingent deferred sales charges (note 2)	(8,664)	(6,537)	(946)	(3,293)	(69,166)	(143,937)	(252)	(22)
Adjustments to maintain reserves	3,162	2,849	1,676	414	9,588	8,251	(60)	(41)

Net equity transactions	7,132,994	14,772,560	3,408,852	2,927,326	(22,080,820)	(22,886,344)	(33,063)	(102,723)

Net change in contract owners’ equity	7,310,223	16,323,964	3,616,974	2,985,846	(16,267,609)	(15,477,007)	(21,571)	(87,877)
Contract owners’ equity beginning of period	16,630,835	306,871	3,095,042	109,196	95,028,131	110,505,138	221,499	309,376

Contract owners’ equity end of period	$23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131	199,928	221,499

CHANGES IN UNITS:
Beginning units	1,364,550	29,152	278,165	10,922	8,426,635	10,565,350	21,134	31,607

Units purchased	1,758,530	1,694,415	587,621	324,863	1,199,991	430,335	186	1,481
Units redeemed	(1,136,337)	(359,017)	(267,839)	(57,620)	(3,119,544)	(2,569,050)	(3,244)	(11,954)

Ending units	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635	18,076	21,134

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1		VEWrldHAs
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(318,935)	(188,951)	(289,225)	(217,778)	(552,212)	(588,019)	(287,517)	(329,046)
Realized gain (loss) on investments	4,754,820	3,745,605	8,369,104	5,646,751	4,389,248	11,969,321	5,478,595	4,327,112
Change in unrealized gain (loss) on investments	1,073,929	3,143,897	(2,732,347)	3,828,925	8,692,406	(5,961,774)	1,678,174	526,292
Reinvested capital gains	7,145,439	3,167,338	8,098,344	4,308,175	5,718,183	3,077,491	3,746,441	1,838,729

Net increase (decrease) in contract owners’ equity resulting from operations	12,655,253	9,867,889	13,445,876	13,566,073	18,247,625	8,497,019	10,615,693	6,363,087

Equity transactions:
Purchase payments received from contract owners (note 3)	899,719	1,050,695	210,116	186,438	960,182	904,895	196,048	173,898
Transfers between funds	3,310,415	1,628,136	(3,869,581)	(4,505,537)	5,259,716	(3,793,485)	(3,522,920)	(3,884,285
Redemptions (note 3)	(8,694,643)	(4,406,231)	(11,164,788)	(7,149,235)	(9,232,873)	(7,592,682)	(5,883,964)	(3,905,451
Annuity benefits	(1,033)	(722)	(38,506)	(28,185)	(4,538)	(3,661)	(21,463)	(5,082)
Annual contract maintenance charges (note 2)	(181)	(132)	(948)	(943)	(196)	(159)	(344)	(384)
Contingent deferred sales charges (note 2)	(44,893)	(28,064)	(26,351)	(39,953)	(30,077)	(60,370)	(13,033)	(23,266)
Adjustments to maintain reserves	1,980	124,619	2,518	12,529	1,811	18,530	8,280	(100,630)

Net equity transactions	(4,528,636)	(1,631,699)	(14,887,540)	(11,524,886)	(3,045,975)	(10,526,932)	(9,237,396)	(7,745,200)

Net change in contract owners’ equity	8,126,617	8,236,190	(1,441,664)	2,041,187	15,201,650	(2,029,913)	1,378,297	(1,382,113)
Contract owners’ equity beginning of period	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419	29,138,745	30,520,858

Contract owners’ equity end of period	$45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506	30,517,042	29,138,745

CHANGES IN UNITS:
Beginning units	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864	1,061,403	1,384,893

Units purchased	1,182,476	1,206,276	242,210	11,553	1,231,030	1,915,037	112,631	21,437
Units redeemed	(1,351,030)	(1,322,576)	(617,202)	(544,471)	(1,376,957)	(2,481,825)	(373,741)	(344,927

Ending units	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076	800,293	1,061,403

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKLCom2		VKLStratGro2		VKUCorPlus		VKUCorPlus2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(48,831)	(110,448)	(49,034)	(50,655)	226,501	3,936	19,089	17,557
Realized gain (loss) on investments	1,128,630	764,017	216,127	104,491	54,488	(8,424)	(182)	(9,126)
Change in unrealized gain (loss) on investments	(2,196,928)	704,379	185,542	(33,385)	58,059	57,830	13,179	2,882
Reinvested capital gains	430,843	1,126,315	–	–	–	2,411	–	4,069

Net increase (decrease) in contract owners’ equity resulting from operations	(686,286)	2,484,263	352,635	20,451	339,048	55,753	32,086	15,382

Equity transactions:
Purchase payments received from contract owners (note 3)	237,209	191,862	48,464	34,932	544,071	197,646	70,440	146,008
Transfers between funds	(517,420)	(259,767)	(175,282)	(145,891)	7,775,741	3,949,802	359,331	212,053
Redemptions (note 3)	(1,819,860)	(1,404,892)	(304,226)	(153,299)	(1,398,276)	(185,923)	(82,913)	(52,961)
Annuity benefits	(4,454)	–	–	–	–	–	(6,676)	(6,452)
Annual contract maintenance charges (note 2)	–	–	–	–	(155)	(6)	–	–
Contingent deferred sales charges (note 2)	(27,484)	(22,774)	(4,557)	(357)	(9,154)	(743)	(828)	(843)
Adjustments to maintain reserves	10	(1,147)	(44)	(280)	(403)	36	786	435

Net equity transactions	(2,131,999)	(1,496,718)	(435,645)	(264,895)	6,911,824	3,960,812	340,140	298,240

Net change in contract owners’ equity	(2,818,285)	987,545	(83,010)	(244,444)	7,250,872	4,016,565	372,226	313,622
Contract owners’ equity beginning of period	19,854,900	18,867,355	2,564,525	2,808,969	4,016,565	–	785,440	471,818

Contract owners’ equity end of period	$17,036,615	19,854,900	2,481,515	2,564,525	11,267,437	4,016,565	1,157,666	785,440

CHANGES IN UNITS:
Beginning units	1,437,197	1,555,924	254,837	281,218	385,528	–	60,560	37,278

Units purchased	56,232	72,818	7,856	9,772	1,106,941	481,454	47,648	48,919
Units redeemed	(212,314)	(191,545)	(47,382)	(36,153)	(454,763)	(95,926)	(14,908)	(25,637)

Ending units	1,281,115	1,437,197	215,311	254,837	1,037,706	385,528	93,300	60,560

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUMCpGro		VKUUSRE		VicDivrStk
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,483,211	2,251,003	(348,499)	(426,739)	(480,825)	(452,487)	(107,915)	(175,286)
Realized gain (loss) on investments	(300,458)	164,038	3,932,936	3,106,502	73,854,637	46,660,577	1,020,425	568,588
Change in unrealized gain (loss) on investments	(665,909)	(302,610)	193,931	(2,797,322)	(152,134,697)	41,050,396	(826,978)	939,041
Reinvested capital gains	763,543	569,800	1,274,971	2,080,800	27,528,039	23,801,070	1,202,247	482,332

Net increase (decrease) in contract owners’ equity resulting from operations	1,280,387	2,682,231	5,053,339	1,963,241	(51,232,846)	111,059,556	1,287,779	1,814,675

Equity transactions:
Purchase payments received from contract owners (note 3)	119,639	143,428	427,040	535,611	6,455,945	7,374,893	243,136	207,646
Transfers between funds	(2,665,352)	(4,337,673)	(2,902,597)	(462,563)	(86,460,477)	(648,618)	(837,379)	(992,392)
Redemptions (note 3)	(5,436,018)	(3,973,277)	(4,644,511)	(4,561,021)	(56,175,289)	(44,838,722)	(3,062,040)	(1,812,196
Annuity benefits	(9,512)	(11,892)	(5,634)	(7,310)	(116,992)	(101,412)	–	–
Annual contract maintenance charges (note 2)	(442)	(592)	(404)	(539)	(5,902)	(6,261)	–	–
Contingent deferred sales charges (note 2)	(14,810)	(36,691)	(19,710)	(40,395)	(342,146)	(356,617)	(17,325)	(20,531)
Adjustments to maintain reserves	(18,654)	11,487	(15,024)	2,490	4,350	130,079	787	4,257

Net equity transactions	(8,025,149)	(8,205,210)	(7,160,840)	(4,533,727)	(136,640,511)	(38,446,658)	(3,672,821)	(2,613,216)

Net change in contract owners’ equity	(6,744,762)	(5,522,979)	(2,107,501)	(2,570,486)	(187,873,357)	72,612,898	(2,385,042)	(798,541)
Contract owners’ equity beginning of period	28,929,453	34,452,432	28,561,563	31,132,049	397,641,853	325,028,955	15,902,096	16,700,637

Contract owners’ equity end of period	$22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853	13,517,054	15,902,096

CHANGES IN UNITS:
Beginning units	1,142,148	1,499,114	3,019,705	3,599,728	10,845,668	12,119,855	1,255,579	1,477,938

Units purchased	92,975	9,030	1,078,406	1,055,004	2,040,517	2,984,483	303,058	26,727
Units redeemed	(398,022)	(365,996)	(1,701,895)	(1,635,027)	(5,880,555)	(4,258,670)	(583,436)	(249,086)

Ending units	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668	975,201	1,255,579

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRAsStrat		WRBal		WRBond		WRCoreEq
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,750,184)	(2,178,958)	51,733	50,348	3,318,179	2,772,980	(1,870,341)	(1,207,892)
Realized gain (loss) on investments	5,259,266	3,558,053	3,144,467	2,022,808	(203,248)	(641,512)	7,686,441	2,347,220
Change in unrealized gain (loss) on investments	83,813,774	(2,036,657)	8,076,334	6,684,221	1,758,736	430,465	2,167,297	28,319,315
Reinvested capital gains	14,731,001	37,163,816	1,795	325,133	–	27,174	22,981,411	7,078,842

Net increase (decrease) in contract owners’ equity resulting from operations	102,053,857	36,506,254	11,274,329	9,082,510	4,873,667	2,589,107	30,964,808	36,537,485

Equity transactions:
Purchase payments received from contract owners (note 3)	8,691,525	6,922,146	1,265,149	2,069,999	1,952,475	1,655,772	3,404,189	5,012,945
Transfers between funds	9,698,337	22,515,234	(3,508,055)	(5,773,148)	40,090,803	(783,660)	(15,538,802)	(11,026,135)
Redemptions (note 3)	(18,495,618)	(14,652,338)	(7,525,316)	(7,110,294)	(8,464,274)	(7,066,942)	(19,709,254)	(17,218,516)
Annuity benefits	(15,846)	(9,331)	(13,028)	(11,750)	(13,130)	(11,350)	(16,231)	(12,360)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(290,666)	(265,373)	(103,889)	(124,703)	(117,093)	(130,903)	(312,818)	(359,243)
Adjustments to maintain reserves	3,450	97,373	(1,096)	13,961	1,971	489	5,747	39,171

Net equity transactions	(408,818)	14,607,711	(9,886,235)	(10,935,935)	33,450,752	(6,336,594)	(32,167,169)	(23,564,138)

Net change in contract owners’ equity	101,645,039	51,113,965	1,388,094	(1,853,425)	38,324,419	(3,747,487)	(1,202,361)	12,973,347
Contract owners’ equity beginning of period	243,159,256	192,045,291	97,251,131	99,104,556	90,872,949	94,620,436	260,740,459	247,767,112

Contract owners’ equity end of period	$344,804,295	243,159,256	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459

CHANGES IN UNITS:
Beginning units	14,439,370	13,534,569	7,857,473	8,795,903	7,144,826	7,659,203	25,267,360	27,738,468

Units purchased	1,694,667	2,719,579	324,493	492,017	3,860,087	766,763	736,020	1,494,254
Units redeemed	(1,743,499)	(1,814,778)	(1,078,696)	(1,430,447)	(1,260,533)	(1,281,140)	(3,659,949)	(3,965,362)

Ending units	14,390,538	14,439,370	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRDivInc		WREnergy		WRGlNatRes		WRGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(135,172)	69,251	(33,422)	(1,755)	(732,490)	(309,143)	(3,616,784)	(3,785,387)
Realized gain (loss) on investments	587,915	165,994	58,709	(29,651)	1,249,986	187,347	11,276,144	3,441,849
Change in unrealized gain (loss) on investments	4,510,087	2,783,335	2,095,711	2,068	14,000,634	4,084,168	45,858,613	10,172,594
Reinvested capital gains	322,208	154,290	29,226	–	5,064,463	1,535,374	6,725,125	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,285,038	3,172,870	2,150,224	(29,338)	19,582,593	5,497,746	60,243,098	9,829,056

Equity transactions:
Purchase payments received from contract owners (note 3)	1,901,308	1,280,239	1,073,891	288,317	2,391,903	2,450,116	3,036,005	4,752,624
Transfers between funds	6,128,540	10,914,379	6,106,284	1,847,982	8,276,339	20,175,635	(21,241,983)	(32,012,674)
Redemptions (note 3)	(1,870,494)	(860,591)	(447,182)	(27,153)	(3,353,805)	(1,169,867)	(19,497,829)	(18,244,555)
Annuity benefits	(4,818)	(3,592)	–	–	(3,184)	(2,123)	(12,730)	(11,342)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(28,424)	(8,451)	(6,071)	(425)	(53,144)	(12,092)	(328,606)	(406,942
Adjustments to maintain reserves	1,163	6,748	(189)	(244)	3,745	17,256	(3,791)	21,934

Net equity transactions	6,127,275	11,328,732	6,726,733	2,108,477	7,261,854	21,458,925	(38,048,934)	(45,900,955)

Net change in contract owners’ equity	11,412,313	14,501,602	8,876,957	2,079,139	26,844,447	26,956,671	22,194,164	(36,071,899)
Contract owners’ equity beginning of period	31,724,593	17,222,991	2,079,139	–	43,850,732	16,894,061	270,419,191	306,491,090

Contract owners’ equity end of period	$43,136,906	31,724,593	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191

CHANGES IN UNITS:
Beginning units	2,287,217	1,421,645	225,125	–	2,887,238	1,378,143	28,866,345	33,936,580

Units purchased	721,623	1,110,335	678,343	250,745	853,106	1,739,253	788,814	1,114,688
Units redeemed	(309,038)	(244,763)	(108,752)	(25,620)	(453,177)	(230,158)	(4,506,687)	(6,184,923)

Ending units	2,699,802	2,287,217	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRHiInc		WRIntGro		WRIntVal		WRLTBond
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,313,024	4,706,041	(599,501)	(526,441)	113,229	234,808	620,498	814,956
Realized gain (loss) on investments	198,966	(200,651)	2,926,709	2,228,068	1,415,784	293,886	(1,081,634)	(146,086)
Change in unrealized gain (loss) on investments	(3,385,854)	2,301,066	10,110,684	10,830,967	(1,937,952)	4,039,274	1,110,733	322,750
Reinvested capital gains	–	–	2,224,092	–	3,592,027	2,422,927	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,126,136	6,806,456	14,661,984	12,532,594	3,183,088	6,990,895	649,597	991,620

Equity transactions:
Purchase payments received from contract owners (note 3)	1,605,584	1,702,983	1,928,460	2,064,420	1,246,348	814,250	102,479	534,803
Transfers between funds	3,319,010	1,822,019	3,932,861	530,078	2,376,758	7,929,531	(35,801,355)	(2,990,817
Redemptions (note 3)	(6,205,112)	(5,439,316)	(6,031,845)	(5,168,734)	(3,069,392)	(1,663,107)	(2,050,313)	(3,017,007)
Annuity benefits	(6,575)	(5,735)	(4,209)	(283)	(4,334)	(257)	(2,903)	(2,283)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(79,375)	(102,406)	(102,870)	(101,985)	(50,005)	(38,346)	(28,396)	(63,474)
Adjustments to maintain reserves	(2,327)	6,854	5,698	21,423	(6,059)	9,094	(7,174)	250

Net equity transactions	(1,368,795)	(2,015,601)	(271,905)	(2,655,081)	493,316	7,051,165	(37,787,662)	(5,538,528)

Net change in contract owners’ equity	757,341	4,790,855	14,390,079	9,877,513	3,676,404	14,042,060	(37,138,065)	(4,546,908)
Contract owners’ equity beginning of period	83,298,557	78,507,702	75,601,879	65,724,366	36,374,070	22,332,010	37,138,065	41,684,973

Contract owners’ equity end of period	$84,055,898	83,298,557	89,991,958	75,601,879	40,050,474	36,374,070	–	37,138,065

CHANGES IN UNITS:
Beginning units	5,604,764	5,754,595	6,317,661	6,562,646	2,084,663	1,636,753	3,102,882	3,575,770

Units purchased	719,281	771,146	874,190	968,491	515,583	736,295	103,694	365,505
Units redeemed	(809,521)	(920,977)	(911,798)	(1,213,476)	(481,650)	(288,385)	(3,206,576)	(838,393)

Ending units	5,514,524	5,604,764	6,280,053	6,317,661	2,118,596	2,084,663	–	3,102,882

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMicCpGr		WRMidCpGr		WRMMkt		WRMortSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(86,777)	(79,069)	(189,802)	(70,154)	1,149,836	805,168	185,409	298,244
Realized gain (loss) on investments	533,444	438,083	268,939	59,706	–	–	(33,894)	(27,848)
Change in unrealized gain (loss) on investments	(135,320)	114,745	959,096	540,013	–	–	34,819	(12,895)
Reinvested capital gains	–	–	402,368	3,183	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	311,347	473,759	1,440,601	532,748	1,149,836	805,168	186,334	257,501

Equity transactions:
Purchase payments received from contract owners (note 3)	167,999	310,446	705,919	566,622	6,425,111	2,312,631	180,809	95,979
Transfers between funds	(191,234)	1,752,869	4,284,892	6,648,900	13,381,445	13,224,480	1,168,475	2,200,182
Redemptions (note 3)	(535,335)	(324,666)	(1,189,904)	(275,266)	(11,513,739)	(7,459,186)	(833,291)	(296,490)
Annuity benefits	(4,681)	–	–	–	(631)	(256)	(2,215)	(2,209)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(10,146)	(4,791)	(17,406)	(3,603)	(143,763)	(131,082)	(13,429)	(4,246)
Adjustments to maintain reserves	148	1,730	1,300	2,344	7,010	(11,512)	34	110

Net equity transactions	(573,249)	1,735,588	3,784,801	6,938,997	8,155,433	7,935,075	500,383	1,993,326

Net change in contract owners’ equity	(261,902)	2,209,347	5,225,402	7,471,745	9,305,269	8,740,243	686,717	2,250,827
Contract owners’ equity beginning of period	6,684,118	4,474,771	11,595,360	4,123,615	31,187,936	22,447,693	8,678,994	6,428,167

Contract owners’ equity end of period	$6,422,216	6,684,118	16,820,762	11,595,360	40,493,205	31,187,936	9,365,711	8,678,994

CHANGES IN UNITS:
Beginning units	457,441	339,344	954,630	363,735	2,969,855	2,198,821	808,187	618,701

Units purchased	81,315	256,478	484,641	711,487	3,200,311	2,582,807	266,232	329,426
Units redeemed	(121,970)	(138,381)	(193,530)	(120,592)	(2,434,872)	(1,811,773)	(219,054)	(139,940)

Ending units	416,786	457,441	1,245,741	954,630	3,735,294	2,969,855	855,365	808,187

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRRealEstS		WRSciTech		WRSmCpGr		WRSmCpVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(234,727)	(95,232)	(1,703,395)	(1,667,424)	(1,739,372)	(1,930,505)	(176,499)	(143,927)
Realized gain (loss) on investments	1,810,968	380,561	5,976,451	5,084,701	6,072,623	7,996,394	(59,747)	91,021
Change in unrealized gain (loss) on investments	(7,086,843)	4,288,987	(3,045,846)	850,742	(1,757,309)	(14,162,677)	(1,042,471)	763,134
Reinvested capital gains	864,218	674,509	25,247,198	3,314,400	12,468,603	12,532,030	574,769	1,051,893

Net increase (decrease) in contract owners’ equity resulting from operations	(4,646,384)	5,248,825	26,474,408	7,582,419	15,044,545	4,435,242	(703,948)	1,762,121

Equity transactions:
Purchase payments received from contract owners (note 3)	673,618	663,817	2,375,156	2,432,710	1,468,283	2,373,484	327,491	307,172
Transfers between funds	(2,777,389)	8,002,811	(3,716,863)	(9,648,484)	(8,842,772)	(17,972,882)	272,410	318,421
Redemptions (note 3)	(2,285,844)	(1,612,552)	(9,440,600)	(7,712,554)	(9,448,666)	(9,331,885)	(1,369,669)	(861,761)
Annuity benefits	(6,178)	(1,072)	(7,395)	(6,658)	(11,023)	(11,280)	(4,046)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(41,869)	(31,871)	(177,899)	(151,209)	(164,678)	(199,702)	(23,430)	(17,350)
Adjustments to maintain reserves	2,901	8,542	4,067	32,311	(1,556)	14,676	480	2,232

Net equity transactions	(4,434,761)	7,029,675	(10,963,534)	(15,053,884)	(17,000,412)	(25,127,589)	(796,764)	(251,286)

Net change in contract owners’ equity	(9,081,145)	12,278,500	15,510,874	(7,471,465)	(1,955,867)	(20,692,347)	(1,500,712)	1,510,835
Contract owners’ equity beginning of period	28,171,604	15,893,104	121,604,433	129,075,898	132,360,446	153,052,793	13,544,922	12,034,087

Contract owners’ equity end of period	$19,090,459	28,171,604	137,115,307	121,604,433	130,404,579	132,360,446	12,044,210	13,544,922

CHANGES IN UNITS:
Beginning units	1,572,126	1,139,421	10,562,288	11,941,607	10,059,603	12,069,149	981,472	1,005,493

Units purchased	293,098	653,040	599,306	617,218	389,076	623,531	213,705	275,334
Units redeemed	(579,468)	(220,335)	(1,462,450)	(1,996,537)	(1,604,729)	(2,633,077)	(273,678)	(299,355)

Ending units	1,285,756	1,572,126	9,699,144	10,562,288	8,843,950	10,059,603	921,499	981,472

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRValue		WFVOpp
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(540,577)	(359,682)	(1,127,014)	(2,372,112)
Realized gain (loss) on investments	4,960,222	5,967,101	10,064,896	8,533,861
Change in unrealized gain (loss) on investments	(10,610,895)	7,639,161	(22,749,873)	(7,569,217)
Reinvested capital gains	7,415,435	5,121,207	23,867,522	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	1,224,185	18,367,787	10,055,531	19,003,302

Equity transactions:
Purchase payments received from contract owners (note 3)	1,066,148	1,984,410	2,815,296	3,407,132
Transfers between funds	(7,417,702)	(17,674,720)	(20,107,319)	(21,115,824)
Redemptions (note 3)	(9,110,904)	(9,217,205)	(23,860,094)	(21,106,533)
Annuity benefits	(18,303)	(9,424)	(20,577)	(32,913)
Annual contract maintenance charges (note 2)	–	–	(2,424)	(3,045)
Contingent deferred sales charges (note 2)	(154,700)	(211,900)	(150,669)	(257,360)
Adjustments to maintain reserves	5,249	16,449	(96,849)	22,110

Net equity transactions	(15,630,212)	(25,112,390)	(41,422,636)	(39,086,433

Net change in contract owners’ equity	(14,406,027)	(6,744,603)	(31,367,105)	(20,083,131)
Contract owners’ equity beginning of period	130,470,114	137,214,717	180,405,849	200,488,980

Contract owners’ equity end of period	$116,064,087	130,470,114	149,038,744	180,405,849

CHANGES IN UNITS:
Beginning units	9,004,271	10,933,745	13,514,581	16,647,315

Units purchased	440,369	498,029	1,291,903	546,237
Units redeemed	(1,484,049)	(2,427,503)	(4,040,020)	(3,678,971)

Ending units	7,960,591	9,004,271	10,766,464	13,514,581

See accompanying notes to financial statements.

80

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company transferred to the Account, 100,000 shares of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Balanced Fund – Series I (AIMBBal)

AIM VIF – Basic Value Fund – Series II (AIMBValue2)

AIM VIF – Blue Chip Fund – Series I (AIMBlueCh)*

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Appreciation Fund – Series II (AIMCapAp2)

AIM VIF – Capital Development Fund – Series II (AIMCapDev2)

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Equity Fund – Series II (AIMCoreEq2)

AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth)

AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE)

AIM VIF – International Growth Fund – Series I (AIMIntGr)*

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

AIM VIF – Large Cap Growth Fund – Series I (AIMLrgCpGr)

AIM VIF – Premier Equity Fund – Series I (AIMPreEq)*

AIM VIF – Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class B (AlVGrIncB)

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B (AlVLrgCpGrB)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class B (AlVSmMdCpB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Ultra® Fund – Class II (ACVPUltra2)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – Value Fund – Class II (ACVPVal2)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

American Century VP – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds – Capital Manager Equity Fund (BBTCapMgr)

BB&T Variable Insurance Funds – Large Cap Fund (BBTLgCap)

BB&T Variable Insurance Funds – Large Cap Growth Fund (BBTLgCapGr)*

BB&T Variable Insurance Funds – Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Emerging Leaders Fund – Service Shares (DryIPELead)

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVAppS)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVDevLdS)*

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF – Diversified Income Builder Fund – Class 1 Shares (formerly Evergreen VAF –

Evergreen VA Strategic Income Fund – Class 1 Shares) (EvVFDivInc)*

Evergreen VAF – Fundamental Large Cap Fund – Class 1 Shares (EvVFFdLrgCp)*

Evergreen VAF – International Equity Fund – Class 1 Shares (EvVFIntEq)*

Evergreen VAF – Omega Fund – Class 1 Shares (EvVFOmega)*

Evergreen VAF – Special Values Fund – Class 1 Shares (EvVFSpVFl)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT – Balanced Fund – Class 1 (EvVTBal)*

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)

Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)

Federated IS – High Income Bond II – Service Shares (FedHiIncS)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – High Income Portfolio – Service Class R (FidVIPHISR)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)

Portfolio of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)*

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

MFS VIT – New Discovery Series – Service Class (MFSNewDiscS)

MFS VIT – Value Series – Service Class (MFSValueS)

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI (NVITEmMrkts6)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Government Bond Fund – Class II (NVITGvtBd2)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VIII (NVITIntIdx8)

Nationwide VIT – International Value Fund – Class II (NVITIntVal2)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – International Value Fund – Class VI (NVITIntVal6)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II

(formerly Gartmore GVIT – Small Cap Growth Fund – Class II) (NVITSmCapGr2)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II

(formerly Gartmore GVIT – Small Cap Value Fund – Class II) (NVITSmCapVal2)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Multi-Manager Small Company Fund – Class II

(formerly Gartmore GVIT – Small Company Fund – Class II) (NVITSmComp2)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Fund – Class II (NVITNWFund2)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Focus Portfolio – S Class Shares (NBTAFocus)*

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Service Class (OppCapApS)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Global Securities Fund – Service Class (OppGlSecS)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Class 4 (OppHighInc4)*

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – High Income Fund – Service Class (OppHighIncS)

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class (OppMStSCapS)

Oppenheimer VAF – Main Street®– Non-Service Shares (OppMSt)

Oppenheimer VAF – Main Street®– Service Class (OppMStS)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Oppenheimer VAF – Strategic Bond Fund – Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)*

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)*

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares (DrySRGroS)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Turner GVIT Growth Focus Fund – Class III (TurnGrowth3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKUCorPlus2)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – International Magnum Portfolio – Class I (VKUIntMag)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) Victory

VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)* Victory

VIF – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc. – Balanced Portfolio (WRBal)

W&R Target Funds, Inc. – Bond Portfolio (WRBond)

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc. – Energy Portfolio (WREnergy)

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company's financial position or results of operations upon adoption.

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		BOA Exclusive II(2)		BOA V(3)	BOA Choice Venue		BOA Choice(4)		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges – Recurring	0.95%		1.20%		1.10%	1.50%		1.20%		1.25%	1.75%	1.60%
Reduced Purchase Payment Option	0.25%		–		–	–		–		–	–	–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–		0.15%	–		–		–	–	–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–		0.10%	–		–		–	–	–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–		0.05%	–		–		–	–	–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.												–
Hardship Waiver for Tax Sheltered Annuities CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).	0.15%		–		0.15%	–		–		–	–	–
Death Benefit Options:.
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	0.15	%(5)	–	–		–		–	–	–
One-Year Step Up	0.05	%(6)	0.10	%(6)	0.05%	–		–		–	–	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	0.20	%(5)	–	0.15%		0.15	%(5)	–	–	–
5% Enhanced	0.10	%(7)	0.15	%(7)	0.10%	–		0.05	%(7)	–	–	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	0.45	%(9)	–	0.45	%(9)	0.45	%(9)	–	–	–
Option 2	0.30	%(8)	0.30	%(9)	–	0.30	%(9)	0.30	%(9)	–	–	–
Spousal Protection Annuity Option	–		–		–	0.10%		–		–	–	–
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–		–	–		–		–	–	–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		0.40%		–	0.40%		0.40%		–	–	–
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–		–	–		–		1.00%	–	–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		0.50%		–	0.50%		–		–	–	–
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10) :	3.95%		2.80%		1.70%	3.10%		2.20%		2.25%	1.75%	1.60%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddell & Reed Advisors Select Reserve product.
(3) Includes	NEA Select product.
(4) Includes	Key Corp and Paine Weber products.
(5) Available	beginning January 2, 2002 or a later date if state law requires.
(6) Available	until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available	until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8) No	longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9) No	longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended

December 31, 2007.

	Total	AIMBBal	AIMBValue2	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq	AIMCoreEq2
0.95%	$38,652,188	1,022	4,760	135	812	15,888	616	–
1.00%	14,023,144	–	2,882	–	428	4,513	–	–
1.05%	2,701,087	–	897	–	–	172	–	–
1.10%	13,709,132	1,740	743	281	163	1,555	894	–
1.15%	7,000,699	572	1,079	665	68	630	396	–
1.20%	19,729,644	64	1,856	–	1,513	8,400	–	–
1.25%	3,603,480	1,080	6,643	–	659	2,943	354	–
1.30%	3,300,027	186	176	28	–	344	–	–
1.35%	4,344,031	317	23	–	810	2,995	395	–
1.40%	25,866,155	90	2,506	669	518	7,891	1,191	–
1.45%	7,146,006	–	–	–	87	3,440	–	–
1.50%	3,435,274	–	23,505	–	3,915	2,987	–	5,492
1.55%	12,489,166	1,909	1,768	252	483	2,416	4,701	–
1.60%	6,592,715	9	7,372	281	1,960	956	–	1,820
1.65%	4,320,282	–	27,876	–	3,142	2,371	–	5,788
1.70%	1,546,232	–	–	–	–	122	–	–
1.75%	2,103,161	67	6,435	8	1,853	514	–	858
1.80%	1,643,542	–	2,876	–	598	544	–	556
1.85%	2,150,639	–	24	–	–	678	–	–
1.90%	644,687	–	2,755	–	206	381	–	557
1.95%	1,366,322	–	19,839	–	3,817	32	–	3,983
2.00%	1,262,174	316	120	–	–	102	–	–
2.05%	1,623,742	1,775	5,465	–	3,157	888	–	7,114
2.10%	936,906	–	17,166	–	1,239	110	–	3,258
2.15%	267,238	–	2,244	–	728	645	–	140
2.20%	900,582	–	8,020	–	4,228	1,264	–	1,481
2.25%	619,636	–	1,193	–	401	1,333	–	–
2.30%	154,517	–	–	–	–	–	–	–
2.35%	42,151	–	902	–	311	–	–	24
2.40%	257,710	–	–	–	–	12	–	–
2.45%	103,886	–	195	–	432	96	–	2,205
2.50%	107,969	–	3,590	–	–	–	–	122
2.55%	20,628	–	–	–	–	–	–	–
2.60%	157,291	–	7,879	–	136	617	–	696
2.65%	11,703	–	–	–	–	–	–	–
2.70%	7,592	–	–	–	–	–	–	–
2.85%	1,943	–	–	–	–	–	–	–

Totals	$182,843,280	9,147	160,789	2,319	31,664	64,839	8,547	34,094

	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
0.95%	$–	328	1,036	–	–	–	539,337	–
1.00%	–	9	–	–	–	–	215,351	–
1.05%	–	–	–	–	–	–	46,924	–
1.10%	590	1,989	2,004	–	–	–	147,883	–
1.15%	51	711	90	–	–	–	65,398	–
1.20%	–	93	–	–	–	–	278,371	–
1.25%	–	–	165	302	–	87	42,395	–
1.30%	–	63	–	–	–	–	47,366	–
1.35%	–	–	139	–	–	–	55,429	–
1.40%	–	–	132	–	–	–	277,062	–
1.45%	–	–	–	–	–	–	82,911	–
1.50%	–	–	–	13,316	6,872	14,883	36,868	13,709
1.55%	–	–	1,643	–	–	–	126,906	–
1.60%	–	–	–	6,375	2,659	2,837	50,864	1,871
1.65%	–	–	–	9,902	20,028	16,296	65,417	9,795
1.70%	–	–	–	–	–	–	15,714	–
1.75%	–	–	–	1,221	1,509	4,327	28,423	1,761
1.80%	–	–	–	1,990	1,901	2,944	25,430	899
1.85%	–	–	–	–	–	–	14,207	–
1.90%	–	–	–	–	258	3,172	4,496	1,400
1.95%	–	–	–	10,130	12,907	19,739	3,907	3,584
2.00%	–	–	–	–	–	984	11,052	646
2.05%	–	–	651	8,773	3,991	10,228	15,969	4,156
2.10%	–	–	–	6,130	5,005	12,940	4,462	23,751
(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMGlobHlth	AIMGlobRE	AIMLrgCpGr	AlVGrIncB	AlVLrgCpGrB	AlVSmMdCpB	ACVPIncGr	ACVPIncGr2
2.15%	–	–	–	494	–	858	738	468
2.20%	–	–	–	7,062	2,036	8,695	1,897	10,490
2.25%	–	–	–	–	–	–	333	–
2.30%	–	–	–	–	–	–	539	–
2.35%	–	–	–	449	190	999	–	1,228
2.40%	–	–	–	–	–	–	929	–
2.45%	–	–	–	1,059	184	1,187	357	–
2.50%	–	–	–	718	1,517	772	134	509
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	2,057	472	1,344	125	1,481
2.65%	–	–	–	–	–	–	8	–
2.70%	–	–	–	–	–	–	280	–
2.85%	–	–	–	–	–	–	–	–

Totals	$641	3,192	5,860	69,978	59,439	102,292	2,207,481	75,748

	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal
0.95%	$128,768	338,167	215,752	42,780	–	30,300	–	1,185,065
1.00%	33,922	170,272	61,254	10,148	–	6,523	–	387,264
1.05%	8,765	26,122	14,766	1,512	–	1,305	–	70,152
1.10%	26,680	45,554	53,533	8,526	–	9,719	–	403,744
1.15%	24,597	21,073	39,215	5,109	–	7,372	–	219,054
1.20%	99,457	153,940	155,002	25,209	–	18,555	–	749,686
1.25%	20,824	21,764	14,355	3,050	2,380	3,892	–	114,291
1.30%	11,885	32,035	16,788	5,758	–	1,818	–	116,154
1.35%	24,131	17,473	27,099	6,407	–	4,368	–	170,947
1.40%	96,609	84,430	116,981	21,575	–	20,484	–	829,737
1.45%	24,533	55,444	21,706	4,394	–	5,374	–	218,207
1.50%	5,687	22,842	10,372	1,588	–	1,581	5,786	93,896
1.55%	30,450	29,381	37,236	8,902	–	9,452	–	395,650
1.60%	21,304	9,558	29,401	3,769	–	6,043	1,754	165,713
1.65%	14,756	16,093	25,742	4,011	–	4,389	4,807	128,479
1.70%	2,041	2,567	5,559	812	–	194	–	57,450
1.75%	5,128	2,732	8,789	856	–	1,457	2,710	62,451
1.80%	4,302	3,331	10,183	940	–	1,352	183	51,552
1.85%	4,022	4,470	11,999	3,140	–	1,082	–	72,458
1.90%	240	738	483	380	–	1,001	311	13,978
1.95%	2,141	7,185	3,615	448	–	306	6,035	8,435
2.00%	2,728	789	1,519	2,331	–	47	763	36,716
2.05%	939	4,028	13,737	2,192	–	–	2,364	39,644
2.10%	2,923	146	539	185	–	1,004	2,670	4,720
2.15%	70	39	412	829	–	–	33	6,202
2.20%	5,513	1,156	1,524	40	–	296	3,852	14,004
2.25%	9,166	–	453	275	2,523	82	–	7,313
2.30%	–	32	528	2,327	–	–	–	3,014
2.35%	182	–	–	–	–	–	95	–
2.40%	15	–	1,884	6,256	–	–	–	552
2.45%	64	–	–	38	–	–	147	2,976
2.50%	–	–	–	–	–	–	–	598
2.55%	–	–	80	524	–	–	–	196
2.60%	–	–	–	–	–	32	164	1,258
2.65%	–	–	–	174	–	–	–	194
2.70%	–	–	–	30	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$611,842	1,071,362	900,506	174,515	4,903	138,028	31,674	5,631,750

	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
0.95%	$–	47,347	–	1,920	11,347	304	8,575	16,503
1.00%	–	25,688	–	–	–	–	–	6,280
1.05%	–	1,253	–	–	45	–	110	3,676
1.10%	–	8,468	–	4,769	11,965	309	5,360	854
1.15%	–	5,904	–	2,878	4,477	39	953	45
1.20%	–	16,892	–	29	237	–	182	2,029
1.25%	–	3,106	630	419	2,108	105	627	74
1.30%	–	1,557	–	618	2,483	131	1,345	18
1.35%	–	6,067	–	419	2,072	45	1,180	–
1.40%	–	23,106	–	313	11,749	263	5,063	–
1.45%	–	8,820	–	1,691	1,895	131	1,359	–
1.50%	34,759	1,630	–	92	161	9	99	–
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCap	BBTLgCapGr	BBTMdCapGr	CSTGlobSmCp
1.55%	–	12,628	–	1,884	9,565	252	2,445	–
1.60%	7,865	2,698	–	4,825	4,905	309	5,032	–
1.65%	16,510	1,753	–	3,135	532	5	941	–
1.70%	–	1,816	–	6,890	79	4	42	–
1.75%	6,225	225	–	13	279	27	396	–
1.80%	9,436	904	–	–	–	3	–	–
1.85%	–	2,402	–	–	6,531	652	7,956	–
1.90%	8,964	–	–	–	2,430	–	4,138	–
1.95%	22,520	1	–	–	–	–	–	–
2.00%	3,601	922	–	–	647	69	–	–
2.05%	15,159	197	–	–	–	–	1,259	–
2.10%	11,484	10	–	–	–	–	–	–
2.15%	1,634	393	–	–	–	–	–	–
2.20%	9,012	362	–	–	–	–	–	–
2.25%	–	121	1,340	–	–	–	–	–
2.30%	–	26	–	–	–	–	–	–
2.35%	2,536	–	–	–	–	–	–	–
2.40%	–	43	–	–	–	–	–	–
2.45%	3,068	40	–	–	–	–	–	–
2.50%	464	–	–	–	–	–	–	–
2.55%	–	10	–	–	–	–	–	–
2.60%	2,608	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$155,845	174,389	1,970	29,895	73,507	2,657	47,062	29,478

	CSTIntFoc	CSTLCapV	DryIPELead	DryIPSmCap	DryStkIx	DryVApp	DryVAppS	DryVDevLd
0.95%	$39,413	49,843	–	144,606	2,530,805	361,460	–	938
1.00%	22,624	28,032	–	41,901	1,144,029	144,552	–	–
1.05%	5,491	10,373	–	7,318	229,196	41,748	–	–
1.10%	1,173	2,527	–	53,911	613,690	101,738	–	308
1.15%	129	472	–	27,952	325,597	49,782	–	–
1.20%	4,202	17,731	–	71,888	1,139,889	172,896	–	–
1.25%	1,150	2,340	–	18,267	169,784	32,166	–	32
1.30%	336	2,836	–	13,432	215,329	32,294	–	–
1.35%	–	226	–	34,317	284,057	38,141	–	122
1.40%	120	1,688	–	79,122	966,207	153,285	–	374
1.45%	103	1,186	–	18,648	353,122	32,272	–	–
1.50%	953	1,219	1,252	7,709	83,374	19,187	10,814	–
1.55%	–	24	–	34,734	359,504	63,441	–	872
1.60%	43	–	350	21,637	194,963	30,227	6,746	–
1.65%	356	164	689	11,004	114,249	26,089	7,140	–
1.70%	–	26	–	6,602	87,357	6,949	–	–
1.75%	–	–	798	6,091	59,499	5,573	4,146	–
1.80%	–	541	82	4,198	61,700	10,136	961	–
1.85%	–	33	–	5,659	46,128	7,555	–	5,153
1.90%	–	10	40	4,290	22,126	2,041	824	–
1.95%	–	–	1,000	1,224	27,635	1,164	4,248	–
2.00%	–	–	163	4,211	28,768	2,816	93	–
2.05%	–	–	694	8,324	62,891	5,639	18,510	–
2.10%	–	6	506	200	3,242	1,821	5,861	–
2.15%	–	–	145	183	8,604	1,716	5	–
2.20%	–	–	1,709	1,837	12,262	607	3,362	–
2.25%	–	–	–	9	10,675	1,481	–	–
2.30%	–	8	–	415	4,133	122	–	–
2.35%	–	–	–	–	185	25	201	–
2.40%	–	–	–	51	69	248	–	–
2.45%	–	–	104	107	20	58	3,226	–
2.50%	–	–	–	–	–	–	1,257	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	99	–	–	885	674	–
2.65%	–	–	–	–	736	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$76,092	119,285	7,631	629,847	9,159,825	1,348,114	68,068	7,799

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DryVIntVal	FedAmLeadS	FedCapApS	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS
0.95%	$1,175	–	–	–	2,512	624,298	–	2,120,214
1.00%	–	–	–	–	3,673	143,725	–	860,229
1.05%	–	–	–	–	87	36,816	–	188,240
1.10%	335	–	–	–	83	218,309	–	575,480
1.15%	83	–	–	–	283	124,969	–	298,886
1.20%	–	–	–	–	1,824	387,108	–	1,117,602
1.25%	–	–	–	–	20	65,983	–	159,137
1.30%	–	–	–	–	326	67,425	–	159,369
1.35%	–	–	–	–	221	105,790	–	294,053
1.40%	2,513	–	–	–	2,797	479,622	–	1,243,326
1.45%	–	–	–	–	3,239	107,797	–	354,348
1.50%	–	2,526	1,523	14,355	137	58,010	32,713	111,910
1.55%	2,755	–	–	–	549	238,351	–	531,250
1.60%	–	–	4,655	4,103	224	143,904	10,654	267,661
1.65%	–	1,460	759	15,331	242	60,542	25,703	188,015
1.70%	–	–	–	–	178	53,546	–	54,983
1.75%	–	706	147	3,579	179	70,013	9,331	104,252
1.80%	–	119	399	1,115	67	29,333	2,074	71,981
1.85%	–	–	–	–	489	38,422	–	84,837
1.90%	–	–	686	736	32	14,999	3,154	11,651
1.95%	–	1,686	5,013	7,689	–	3,542	24,578	21,181
2.00%	–	–	–	397	–	19,347	604	28,842
2.05%	–	1,020	2,960	6,110	–	34,663	12,154	54,731
2.10%	–	649	2,468	25,308	–	2,552	19,118	1,526
2.15%	–	81	88	2,329	163	2,769	482	5,368
2.20%	–	2,661	2,239	4,578	–	7,432	12,014	13,161
2.25%	–	–	–	–	2	3,481	–	13,329
2.30%	–	–	–	–	–	1,592	–	4,876
2.35%	–	–	–	556	–	63	1,322	43
2.40%	–	–	–	–	–	743	–	5,074
2.45%	–	–	–	1,570	–	63	1,047	2,447
2.50%	–	–	–	7,729	–	726	2,089	–
2.55%	–	–	–	–	–	–	–	612
2.60%	–	434	37	422	–	1,850	5,727	913
2.65%	–	–	–	–	–	54	–	124
2.70%	–	–	–	–	–	462	–	639
2.85%	–	–	–	–	–	–	–	–

Totals	$6,861	11,342	20,974	95,907	17,327	3,148,301	162,764	8,950,289

	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
0.95%	$–	1,199,182	–	499,547	48,971	203,696	–	316,016
1.00%	–	648,654	–	197,206	13,593	97,199	–	86,270
1.05%	–	115,458	–	50,743	3,477	19,804	–	15,117
1.10%	–	301,319	–	115,886	10,133	22,908	–	81,356
1.15%	–	135,266	–	52,836	3,937	12,246	–	54,889
1.20%	–	682,797	–	243,396	35,925	112,961	–	201,211
1.25%	–	100,093	–	32,102	2,072	16,905	–	22,936
1.30%	–	107,581	–	46,616	5,215	13,607	–	24,898
1.35%	–	134,385	–	45,174	7,076	9,313	–	37,302
1.40%	–	620,288	–	252,425	37,773	54,503	–	173,709
1.45%	–	273,915	–	77,771	9,499	36,403	–	41,198
1.50%	67,213	72,814	17,891	26,914	1,264	6,229	30,385	9,618
1.55%	–	191,861	–	74,568	10,867	12,639	–	64,724
1.60%	20,667	78,299	8,310	39,903	3,247	2,096	11,709	34,298
1.65%	38,643	103,162	13,716	31,081	2,069	6,331	29,346	29,627
1.70%	–	55,706	–	12,303	1,439	3,520	–	7,983
1.75%	18,520	27,871	7,517	38,022	1,471	3,162	9,902	11,542
1.80%	13,039	27,209	3,708	11,165	863	2,595	3,413	9,424
1.85%	–	20,676	–	15,650	1,184	4,159	–	15,680
1.90%	13,662	11,607	1,953	1,928	395	1,134	7,884	3,739
1.95%	44,242	8,682	6,831	3,796	350	1,071	36,387	673
2.00%	610	24,095	380	11,005	2,807	1,820	2,743	3,171
2.05%	12,752	14,275	14,669	5,146	676	1,880	19,932	8,592
2.10%	39,356	1,758	10,633	1,196	144	357	25,342	2,001
2.15%	753	5,532	99	4,993	2,038	–	762	676
2.20%	23,973	4,962	11,392	4,353	264	995	18,093	3,188
2.25%	–	1,364	–	166	180	–	–	586
2.30%	–	492	–	1,523	1,611	–	–	1,826
(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEIS2	FidVIPGrS	FidVIPGrS2	FidVIPHIS	FidVIPHISR	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR
2.35%	811	64	24	–	–	–	429	–
2.40%	–	48	–	4,736	4,834	–	–	14
2.45%	3,282	4	3,931	80	2	–	3,880	140
2.50%	3,901	95	1,495	–	–	–	4,843	–
2.55%	–	–	–	662	532	–	–	–
2.60%	10,145	755	1,934	–	–	–	2,153	–
2.65%	–	240	–	433	107	–	–	139
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$311,569	4,970,508	104,483	1,903,325	214,015	647,532	207,203	1,262,543

	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2
0.95%	$2,478,110	–	193,375	219,033	93,705	–	105,717	–
1.00%	1,062,360	–	60,931	130,656	33,471	–	43,413	–
1.05%	176,713	–	11,423	33,070	6,036	–	5,542	–
1.10%	665,247	–	64,649	22,314	31,683	–	26,785	–
1.15%	317,220	–	23,580	6,998	15,594	–	17,735	–
1.20%	1,372,741	–	90,251	72,433	72,025	–	60,831	–
1.25%	184,447	–	23,222	9,794	7,295	9,608	15,051	–
1.30%	230,113	–	21,216	11,378	12,802	–	10,517	–
1.35%	303,924	–	17,454	9,027	15,247	–	15,753	–
1.40%	1,252,944	–	105,029	47,057	47,490	–	82,341	–
1.45%	423,564	–	30,665	20,728	21,683	–	24,679	–
1.50%	142,323	74,079	10,956	6,746	4,593	48,769	3,546	11,454
1.55%	444,795	–	34,094	19,139	28,742	–	32,862	–
1.60%	215,810	16,072	43,515	5,378	13,831	17,465	18,403	2,739
1.65%	164,527	48,243	10,913	11,261	12,681	32,513	9,096	2,624
1.70%	76,563	–	6,239	3,558	6,744	–	8,182	–
1.75%	107,073	24,552	9,187	2,205	1,596	13,838	7,694	3,985
1.80%	77,699	8,657	8,778	1,229	1,706	4,152	3,131	1,806
1.85%	86,768	–	14,451	3,476	9,414	–	3,734	–
1.90%	23,977	10,965	5,402	825	2,769	6,637	466	1,365
1.95%	20,192	64,015	736	841	884	33,939	843	9,262
2.00%	46,431	3,519	4,193	356	6,625	5,531	2,431	55
2.05%	46,771	30,157	4,042	1,406	2,843	31,314	855	4,036
2.10%	8,489	43,457	1,083	79	307	29,664	4,123	10,689
2.15%	9,581	1,772	850	1,534	1,940	1,097	1,438	674
2.20%	9,565	30,803	2,300	222	301	18,273	1,493	3,147
2.25%	52,721	–	14,542	10	497	17,204	2,360	–
2.30%	8,958	–	8	3	4,955	–	197	–
2.35%	94	3,362	–	38	–	1,704	–	–
2.40%	20,895	–	21	–	12,250	–	42	–
2.45%	1,080	1,222	–	–	–	4,059	5	16
2.50%	1,551	3,181	–	–	–	9,247	223	1,406
2.55%	1,830	–	–	–	1,071	–	–	–
2.60%	1,540	4,277	–	–	–	2,797	–	1,609
2.65%	451	–	–	–	324	–	18	–
2.70%	123	–	–	–	–	–	–	–
2.85%	252	–	–	–	–	–	–	–

Totals	$10,037,442	368,333	813,105	640,795	471,104	287,811	509,506	54,867

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
0.95%	$76,852	11,159	–	11,688	–	3,640	–	44,176
1.00%	37,417	10,068	–	7,312	–	1,852	–	17,471
1.05%	5,220	301	–	343	–	–	–	3,437
1.10%	15,379	3,606	–	2,485	–	4,374	–	7,879
1.15%	12,779	1,676	–	1,346	–	1,418	–	3,990
1.20%	40,897	3,105	–	6,731	–	3,636	–	19,600
1.25%	9,599	1,822	452	1,159	205	248	1,117	7,866
1.30%	4,317	3,514	–	136	–	69	–	2,074
1.35%	16,703	341	–	2,161	–	2,388	–	2,145
1.40%	29,971	18,127	–	5,969	–	3,830	–	22,517
1.45%	15,289	1,263	–	809	–	980	–	13,340
1.50%	3,621	1,112	–	1,716	–	–	–	687
1.55%	19,839	7,716	–	1,968	–	595	–	10,150
1.60%	7,802	–	–	–	–	136	–	7,348
1.65%	4,304	13	–	1,582	–	127	–	2,124
1.70%	1,333	370	–	32	–	46	–	1,754
(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FrVIPDevMrk3
1.75%	1,609	1,044	–	1,069	–	99	–	138
1.80%	1,881	133	–	–	–	1,502	–	1,267
1.85%	3,376	994	–	1,910	–	186	–	1,322
1.90%	335	–	–	–	–	–	–	2,505
1.95%	598	–	–	–	–	–	–	42
2.00%	4,881	1,635	–	–	–	–	–	1,601
2.05%	2,865	303	–	52	–	–	–	2,632
2.10%	225	–	–	–	–	4	–	32
2.15%	1,029	–	–	–	–	–	–	46
2.20%	1,517	–	–	–	–	–	–	404
2.25%	277	–	–	–	573	–	3,518	44
2.30%	2,199	–	–	283	–	–	–	25
2.35%	–	–	–	–	–	–	–	–
2.40%	3,767	–	–	–	–	–	–	6
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	337	–	–	–	–	–	–	11
2.60%	–	–	–	–	–	–	–	–
2.65%	110	–	–	–	–	–	–	–
2.70%	30	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$326,358	68,302	452	48,751	778	25,130	4,635	176,633

	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSCapV2	JAspBal	JAspForty
0.95%	$–	29,442	66,162	115,671	–	64,796	–	527,296
1.00%	–	10,578	20,426	63,615	–	17,324	–	268,670
1.05%	–	1,658	5,150	12,321	–	1,693	–	30,009
1.10%	–	8,210	15,603	32,046	–	12,413	–	134,611
1.15%	–	5,324	7,461	14,430	–	5,615	–	63,621
1.20%	–	17,935	37,519	101,015	–	34,524	–	367,233
1.25%	1,297	8,710	6,335	23,720	11,383	11,190	464	54,575
1.30%	–	2,093	4,485	31,523	–	1,786	–	96,939
1.35%	–	3,100	8,128	23,706	–	5,926	–	59,169
1.40%	–	20,339	31,534	108,968	–	20,535	–	389,339
1.45%	–	4,988	9,568	43,270	–	12,327	–	206,682
1.50%	–	1,117	752	10,471	–	2,497	–	48,445
1.55%	–	8,248	7,238	49,148	–	10,360	–	126,169
1.60%	–	2,886	8,619	12,675	–	6,652	–	50,531
1.65%	–	2,359	4,763	6,837	–	2,558	–	64,605
1.70%	–	870	3,820	6,344	–	2,593	–	20,299
1.75%	–	1,344	1,141	12,641	–	266	–	12,732
1.80%	–	518	4,061	4,578	–	2,916	–	26,591
1.85%	–	3,892	3,625	13,339	–	3,123	–	17,741
1.90%	–	652	1,503	922	–	1,720	–	11,806
1.95%	–	–	377	1,065	–	560	–	13,704
2.00%	–	529	5,210	6,955	–	2,858	–	8,656
2.05%	–	1,066	2,306	5,690	–	2,123	–	13,103
2.10%	–	189	341	449	–	283	–	2,150
2.15%	–	–	1,531	2,975	–	1,181	–	3,144
2.20%	–	40	353	850	–	440	–	2,760
2.25%	–	–	161	4,370	8,229	177	–	376
2.30%	–	–	2,883	217	–	1,749	–	92
2.35%	–	–	–	–	–	–	–	61
2.40%	–	–	5,560	56	–	4,805	–	1,311
2.45%	–	–	–	–	–	–	–	4
2.50%	–	–	–	–	–	–	–	1,008
2.55%	–	–	551	–	–	458	–	–
2.60%	–	–	–	–	–	–	–	894
2.65%	–	–	108	–	–	106	–	–
2.70%	–	–	33	–	–	–	–	154
2.85%	–		–	–	–	–	–	–

Totals	$1,297	136,087	267,307	709,867	19,612	235,554	464	2,624,480

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT- 9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	JAspGlTechS2	JAspGlTechS	JAspRMgCore	JAspIntGroS2	JAspIntGroS	JPM2MdCap	LBTShrtDBd	MFSInvGrStS
0.95%	$45,681	107,757	8,423	409,877	428,054	98,278	128,441	–
1.00%	15,724	63,796	5,600	164,893	239,519	35,881	40,610	–
1.05%	3,533	7,713	65	22,246	27,440	7,379	6,299	–
1.10%	15,293	19,505	1,305	157,733	111,266	26,271	32,877	–
1.15%	9,447	10,491	238	62,934	52,704	14,066	20,175	–
1.20%	37,445	60,709	3,287	325,331	307,654	72,867	168,197	–
1.25%	11,884	8,877	498	55,244	34,984	8,990	11,849	3,420
1.30%	3,796	11,412	18	33,139	45,469	20,652	12,026	–
1.35%	8,286	4,957	1,104	72,081	23,029	13,620	20,373	–
1.40%	29,929	63,815	5,703	253,557	245,639	46,495	71,378	–
1.45%	10,844	43,535	3,740	80,990	164,599	14,538	27,046	–
1.50%	3,144	9,129	394	28,211	41,083	12,933	17,891	–
1.55%	15,428	11,986	1,574	98,429	66,698	23,194	31,056	–
1.60%	3,254	3,763	1,859	53,787	18,399	11,395	11,632	–
1.65%	11,059	8,249	1,708	51,199	26,570	9,812	9,861	–
1.70%	3,284	2,489	–	23,105	12,020	4,488	3,256	–
1.75%	2,324	287	164	24,114	4,015	2,209	7,503	–
1.80%	2,637	1,774	235	12,588	14,262	3,718	7,517	–
1.85%	2,371	850	1,964	16,970	14,769	4,068	4,019	–
1.90%	531	1,151	1,481	5,328	1,752	1,981	783	–
1.95%	116	1,389	512	6,750	5,700	156	3,821	–
2.00%	1,237	739	34	18,451	6,815	1,215	1,578	–
2.05%	1,760	2,732	941	10,728	4,512	3,940	1,390	–
2.10%	431	309	–	2,360	1,334	1,998	6,489	–
2.15%	116	33	205	6,501	210	365	12	–
2.20%	376	337	1,769	2,523	3,609	1,926	1,830	–
2.25%	253	21	113	1,485	613	80	2,801	89
2.30%	1,292	3	–	7,578	21	521	–	–
2.35%	35	12	–	–	33	–	358	–
2.40%	52	–	–	20,084	–	–	–	–
2.45%	153	39	9	–	7	–	–	–
2.50%	–	–	197	84	199	–	–	–
2.55%	48	–	–	1,975	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	425	–	–	–	–
2.70%	–	–	–	69	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$241,763	447,859	43,140	2,030,769	1,902,977	443,036	651,068	3,509

	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
0.95%	$–	–	132,386	75,564	76,290	58,401	4,478	60,723
1.00%	–	–	24,975	37,658	16,290	18,544	916	21,354
1.05%	–	–	3,299	5,940	7,721	3,312	244	8,034
1.10%	–	–	20,806	19,069	15,068	21,065	1,288	25,919
1.15%	–	–	8,611	21,637	11,802	8,886	470	14,898
1.20%	–	–	55,715	79,855	81,585	51,214	5,429	60,482
1.25%	–	–	11,546	8,724	7,220	9,077	1,699	11,098
1.30%	–	–	9,846	25,660	8,251	37,038	709	19,224
1.35%	–	–	6,953	13,484	17,417	11,651	1,217	20,189
1.40%	–	–	37,459	71,789	54,839	46,392	2,769	74,452
1.45%	–	–	21,661	9,369	8,795	3,776	50	7,637
1.50%	10,992	3,477	22,852	3,212	2,347	2,451	43	4,050
1.55%	–	–	30,234	21,866	13,816	10,477	667	11,951
1.60%	3,177	1,381	12,837	6,444	6,847	3,624	143	12,785
1.65%	10,033	4,815	22,446	4,938	7,649	5,508	433	8,005
1.70%	–	–	2,927	4,094	510	1,420	8	2,434
1.75%	3,654	925	8,237	3,916	303	1,292	81	3,025
1.80%	2,168	707	1,769	1,613	1,734	1,330	55	1,362
1.85%	–	–	3,523	7,453	3,852	7,147	143	2,130
1.90%	2,093	929	6,659	58	1,298	209	22	490
1.95%	8,038	5,837	11,895	981	217	120	–	124
2.00%	–	–	7,396	2,739	2,466	648	18	633
2.05%	6,391	3,185	18,349	12,085	1,680	2,493	–	427
2.10%	5,779	3,579	5,666	342	76	161	–	40
2.15%	44	5	4,143	368	1,748	75	–	99
2.20%	2,482	2,025	11,310	2,164	423	54	5	302
2.25%	–	–	4,829	8,702	6,928	–	590	9,630
2.30%	–	–	3,452	–	780	–	–	–
(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValueS	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
2.35%	–	174	458	–	–	–	–	–
2.40%	–	–	10,733	346	1,474	–	–	–
2.45%	257	547	1,300	–	–	–	–	–
2.50%	2,167	151	990	–	–	–	–	–
2.55%	–	–	957	–	262	–	–	–
2.60%	1,030	161	879	–	–	–	–	–
2.65%	–	–	291	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–		–	–	–	–	–	–

Totals	$58,305	27,898	527,389	450,070	359,688	306,365	21,477	381,497

	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITEmMrkts6	NVITGlUtl	NVITGlUtl3	NVITIntGro
0.95%	$245,736	120,043	18,543	385,341	–	–	78,666	4,443
1.00%	100,959	33,738	3,605	148,170	–	–	52,489	265
1.05%	24,082	6,271	144	14,170	–	–	4,505	1,004
1.10%	78,087	33,480	7,923	92,059	–	–	14,779	2,200
1.15%	45,173	11,981	2,293	54,524	–	–	14,875	551
1.20%	98,413	168,487	2,344	196,921	–	–	45,637	889
1.25%	17,434	17,820	2,824	32,017	–	1,009	4,009	536
1.30%	27,017	18,371	892	32,598	–	–	4,819	92
1.35%	27,553	13,602	1,024	54,389	–	–	5,377	713
1.40%	119,031	76,130	5,100	189,438	–	–	84,993	3,336
1.45%	31,874	15,851	3,452	65,688	–	–	28,814	145
1.50%	12,910	8,312	1,033	13,430	8,095	–	4,313	305
1.55%	49,978	28,096	3,314	63,693	–	–	23,002	1,892
1.60%	28,082	13,328	788	37,661	2,245	–	12,208	1,908
1.65%	14,875	6,020	578	30,950	2,519	–	8,978	212
1.70%	12,154	25,001	1,171	11,786	–	–	2,080	–
1.75%	24,269	2,886	141	29,215	2,569	–	4,149	–
1.80%	11,868	5,578	890	11,287	–	–	1,094	297
1.85%	11,082	9,546	1,932	10,167	–	–	10,100	739
1.90%	1,807	1,920	66	3,802	1,056	–	1,276	–
1.95%	1,651	1,803	–	3,564	5,362	–	1,925	–
2.00%	4,169	8,815	–	14,304	438	–	13,253	–
2.05%	3,525	2,499	1,222	8,344	2,623	–	1,603	–
2.10%	1,799	670	568	1,569	2,402	–	374	1
2.15%	943	6,074	36	510	862	–	783	–
2.20%	471	1,579	–	6,531	5,582	–	1,312	–
2.25%	16	539	–	1,051	–	–	1,331	–
2.30%	361	4,838	–	6,088	–	–	2,768	–
2.35%	–	–	–	–	–	–	–	–
2.40%	16	14,197	–	5,078	–	–	5,068	–
2.45%	–	11	–	396	77	–	–	–
2.50%	248	–	–	–	619	–	–	–
2.55%	–	1,510	–	593	–	–	421	–
2.60%	–	–	–	–	1,245	–	–	–
2.65%	–	358	–	248	–	–	107	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$995,582	659,354	59,882	1,525,582	35,694	1,009	435,108	19,527

	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
0.95%	$148,938	75,333	55,616	–	24,802	–	54,788	4,567
1.00%	66,860	33,227	27,251	–	9,190	–	19,175	3,469
1.05%	11,629	9,671	2,562	–	2,091	–	3,876	240
1.10%	27,217	11,609	14,905	–	7,772	–	18,436	2,154
1.15%	24,220	3,210	7,494	–	7,058	–	17,981	461
1.20%	115,306	25,271	34,367	–	20,587	–	30,176	2,915
1.25%	8,905	6,321	4,531	356	1,086	1,280	2,446	456
1.30%	21,558	9,474	7,778	–	2,715	–	4,248	290
1.35%	21,490	3,145	7,884	–	1,700	–	11,035	260
1.40%	82,602	18,544	32,765	–	19,902	–	36,459	3,451
1.45%	32,729	8,398	12,853	–	3,741	–	13,898	1,391
1.50%	19,689	1,990	968	–	436	–	7,408	359
1.55%	29,749	6,435	16,440	–	11,576	–	22,645	1,060
1.60%	16,516	691	9,800	–	6,396	–	8,401	418
1.65%	11,292	2,750	3,025	–	2,592	–	9,672	152
1.70%	7,505	243	5,194	–	1,495	–	2,918	105
(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITIntGro3	NVITWLead	NVITWLead3	NVITGlFin	NVITGlFin3	NVITGlHlth	NVITGlHlth3	NVITGlTech
1.75%	6,191	800	2,067	–	1,211	–	4,979	96
1.80%	3,550	2,550	2,408	–	1,154	–	4,192	350
1.85%	9,341	2,112	2,051	–	2,015	–	3,467	314
1.90%	5,880	129	578	–	594	–	4,559	182
1.95%	211	10	278	–	1,551	–	4,976	15
2.00%	5,576	63	1,707	–	1,581	–	1,449	42
2.05%	7,975	2,060	521	–	1,947	–	5,710	–
2.10%	885	506	256	–	18	–	1,612	1
2.15%	473	–	21	–	13	–	159	–
2.20%	3,489	153	1,404	–	486	–	2,439	4
2.25%	163	14	6	–	167	–	230	–
2.30%	5,668	–	246	–	820	–	39	–
2.35%	–	19	–	–	–	–	437	–
2.40%	3,023	–	1	–	695	–	183	–
2.45%	169	–	68	–	–	–	163	–
2.50%	–	85	–	–	–	–	–	–
2.55%	276	–	–	–	24	–	177	–
2.60%	–	–	–	–	–	–	2,532	–
2.65%	89	–	–	–	22	–	30	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$699,164	224,812	255,045	356	135,437	1,280	300,895	22,752

	NVITGlTech3	NVITGvtBd	NVITGvtBd2	NVITGrowth	NVITIntIdx8	NVITIntVal2	NVITIntVal3	NVITIntVal6
0.95%	$39,077	1,414,314	–	246,083	12,212	–	244,634	–
1.00%	16,439	503,297	–	127,925	1,923	–	62,813	–
1.05%	1,682	115,659	–	33,933	286	–	11,116	–
1.10%	9,896	370,159	–	37,366	1,256	–	44,749	–
1.15%	7,785	191,725	–	18,288	1,894	–	29,827	–
1.20%	19,852	630,609	–	45,035	2,815	–	169,806	–
1.25%	2,515	92,863	–	8,568	1,159	63	11,277	7,235
1.30%	1,519	90,254	–	31,211	186	–	46,289	–
1.35%	4,260	135,392	–	9,586	796	–	31,390	–
1.40%	20,241	766,384	–	46,797	4,033	–	92,557	–
1.45%	9,941	171,354	–	17,741	1,132	–	24,791	–
1.50%	1,476	81,152	48,284	4,975	127	–	10,399	7,129
1.55%	17,860	385,161	–	20,140	464	–	37,045	–
1.60%	6,696	158,548	13,841	2,658	630	–	25,913	3,808
1.65%	3,416	80,398	36,275	4,929	1,353	–	19,131	2,677
1.70%	1,631	46,354	–	1,786	188	–	8,579	–
1.75%	1,842	71,090	11,646	2,575	–	–	6,770	3,907
1.80%	2,258	32,749	5,797	1,191	28	–	6,168	–
1.85%	1,392	48,400	–	2,201	120	–	7,665	–
1.90%	1,018	11,233	7,691	62	1	–	983	395
1.95%	846	10,845	41,199	29	–	–	695	2,850
2.00%	397	35,954	562	234	141	–	7,077	924
2.05%	2,710	47,013	21,388	292	110	–	6,722	2,501
2.10%	145	2,226	41,770	76	–	–	1,059	2,791
2.15%	675	3,153	624	686	102	–	2,596	868
2.20%	152	3,477	22,040	214	122	–	2,999	1,952
2.25%	6	19,010	–	250	3	–	409	–
2.30%	39	2,727	–	21	–	–	1,853	–
2.35%	64	–	540	–	–	–	–	966
2.40%	24	403	–	–	–	–	8,023	–
2.45%	60	2,162	3,747	247	–	–	–	251
2.50%	–	4	3,081	30	–	–	–	67
2.55%	11	705	–	–	–	–	797	–
2.60%	–	–	4,970	–	–	–	–	1,902
2.65%	–	–	–	–	–	–	209	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$175,925	5,524,773	263,455	665,129	31,081	63	924,341	40,223

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
0.95%	$175,595	198,103	923,312	478,994	342,434	323,685	211,647	711,819
1.00%	41,772	34,874	306,234	149,270	88,426	126,609	90,914	239,990
1.05%	20,978	5,870	58,791	17,174	16,733	32,422	14,114	41,239
1.10%	74,935	74,934	414,252	292,316	178,729	99,160	60,638	230,512
1.15%	58,354	54,485	343,931	218,190	94,643	46,840	34,761	136,294
1.20%	109,835	132,581	485,607	323,648	175,508	187,516	135,029	388,018
1.25%	82,249	28,183	251,369	148,875	76,918	21,245	21,602	62,821
1.30%	14,668	21,625	68,869	35,362	36,628	26,800	26,132	110,407
1.35%	36,174	38,372	130,739	90,799	43,539	37,048	19,400	106,421
1.40%	127,123	161,389	970,873	567,186	262,479	211,107	125,434	466,126
1.45%	34,717	23,757	164,730	82,368	55,459	71,896	43,803	158,226
1.50%	28,666	46,195	205,285	133,600	73,910	18,174	14,069	43,467
1.55%	62,848	100,836	400,403	228,766	166,572	96,399	54,782	225,839
1.60%	45,789	102,723	371,237	196,960	152,185	29,466	25,229	104,225
1.65%	57,554	38,905	195,087	136,207	72,430	24,974	13,791	69,411
1.70%	9,751	9,485	69,036	41,091	40,155	8,462	5,795	22,607
1.75%	28,577	23,918	216,719	100,852	83,692	12,928	4,804	37,500
1.80%	21,813	4,501	99,218	50,844	51,502	7,737	10,382	31,589
1.85%	13,902	13,087	108,822	82,937	25,113	8,174	8,550	41,751
1.90%	1,135	325	19,639	27,217	4,806	1,592	1,883	16,104
1.95%	35,226	8,886	52,172	58,058	13,958	4,664	1,635	7,536
2.00%	8,431	21,318	32,035	71,850	17,807	4,602	7,048	21,903
2.05%	30,057	11,027	132,167	36,474	28,695	6,757	4,869	35,822
2.10%	12,796	9,679	92,420	54,592	36,467	578	1,693	4,343
2.15%	2,477	4,499	21,265	18,122	15,993	2,188	1,936	1,547
2.20%	22,217	7,693	106,224	82,517	40,836	1,469	718	12,401
2.25%	6,197	9,603	107,752	101,268	5,791	291	3,708	5,490
2.30%	4,580	–	2,813	4,431	1,458	473	151	1,537
2.35%	–	309	8,045	2,421	343	63	11	26
2.40%	828	–	–	551	–	314	2,607	1,033
2.45%	2,168	81	4,372	3,481	2,542	–	60	1,995
2.50%	–	103	11,188	4,204	7,942	–	–	–
2.55%	–	–	–	97	–	–	–	–
2.60%	18,525	1,885	7,818	14,540	9,574	–	–	–
2.65%	63	252	1,417	36	678	445	128	–
2.70%	–	–	–	–	–	–	–	247
2.85%	–	–	–	1,334	–	–	–	–

Totals	$1,190,000	1,189,483	6,383,841	3,856,632	2,223,945	1,414,078	947,323	3,338,246

	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
0.95%	$1,638,924	175,917	–	937,592	–	959,246	–	1,274,018
1.00%	685,640	61,158	–	278,972	–	353,936	–	652,917
1.05%	169,298	7,803	–	59,022	–	56,434	–	105,289
1.10%	342,240	71,997	–	282,366	–	229,614	–	230,559
1.15%	172,854	34,105	–	124,914	–	115,492	–	70,275
1.20%	986,742	116,217	–	463,570	–	465,226	–	238,386
1.25%	108,411	19,378	–	65,757	–	74,095	–	53,084
1.30%	139,438	21,561	–	68,536	–	84,159	–	37,782
1.35%	172,623	29,518	–	112,127	–	79,701	–	44,954
1.40%	1,037,892	125,039	–	514,746	–	437,450	–	356,456
1.45%	319,992	48,131	–	140,472	–	133,831	–	146,960
1.50%	136,123	9,802	3,606	49,955	14,213	43,351	17,686	38,703
1.55%	370,353	58,458	–	241,580	–	137,734	–	108,665
1.60%	205,139	27,684	726	112,533	3,715	73,683	11,615	42,158
1.65%	137,584	22,361	3,732	91,123	7,059	88,331	6,016	41,078
1.70%	42,615	13,521	–	35,989	–	23,544	–	14,971
1.75%	45,591	10,965	1,237	53,111	2,469	24,741	4,409	11,298
1.80%	51,422	8,703	180	32,819	113	31,840	6,057	9,349
1.85%	71,596	8,437	–	43,062	–	40,799	–	15,146
1.90%	11,861	2,742	497	9,576	1,467	5,393	6,225	3,761
1.95%	23,509	1,227	4,976	18,746	7,004	10,546	11,188	4,493
2.00%	26,588	10,365	26	53,389	280	14,753	1,938	10,011
2.05%	34,659	7,393	2,114	23,466	2,868	22,235	8,425	4,479
2.10%	26,147	1,680	4,443	3,364	8,486	2,618	8,576	1,784
2.15%	13,348	809	57	3,288	673	3,253	670	2,410
2.20%	29,381	2,310	1,368	13,070	4,938	3,761	10,289	1,921
2.25%	10,219	788	–	2,868	–	1,460	–	16,115
2.30%	3,365	143	–	1,015	–	3,280	–	850
(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NVITMyMkt	NVITSmCapGr	NVITSmCapGr2	NVITSmCapVal	NVITSmCapVal2	NVITSmComp	NVITSmComp2	NVITNWFund
2.35%	1,398	34	59	59	633	–	–	63
2.40%	–	242	–	1,307	–	7,725	–	278
2.45%	1,739	–	215	786	4	105	3,011	–
2.50%	196	–	463	–	678	184	1,137	73
2.55%	7	–	–	–	–	672	–	–
2.60%	1,540	–	228	–	1,695	–	2,531	–
2.65%	–	64	–	62	–	167	–	273
2.70%	3,879	–	–	–	–	307	–	–
2.85%	–	–	–	179	–	–	–	–

Totals	$7,022,313	898,552	23,927	3,839,420	56,295	3,529,666	99,773	3,538,558

	NVITNWFund2	NVITNWLead	NVITNWLead3	NVITUSGro	NVITUSGro3	NVITVKVal	NVITMltSec	NBTAFasc
0.95%	$–	–	63,771	–	44,199	186,972	424,238	2,976
1.00%	–	–	16,861	–	25,247	101,049	145,344	594
1.05%	–	–	2,214	–	2,344	17,687	34,111	16
1.10%	–	–	9,558	–	14,672	51,181	91,408	1,357
1.15%	–	–	9,578	–	7,075	48,049	44,980	139
1.20%	–	–	23,018	–	32,136	165,638	238,882	641
1.25%	–	51	4,342	4,002	4,060	25,265	26,939	777
1.30%	–	–	5,585	–	4,903	17,022	37,299	174
1.35%	–	–	3,980	–	6,031	36,788	47,495	28
1.40%	–	–	24,503	–	28,026	124,760	219,374	1,370
1.45%	–	–	11,452	–	6,494	60,898	67,869	426
1.50%	4,256	–	3,958	–	7,311	24,946	42,323	6,359
1.55%	–	–	16,853	–	21,174	48,069	73,089	343
1.60%	2,770	–	4,719	–	13,289	34,267	44,872	1,453
1.65%	3,979	–	6,513	–	5,244	51,879	47,925	2,609
1.70%	–	–	3,531	–	1,301	6,876	14,764	90
1.75%	2,684	–	754	–	5,191	11,325	23,302	1,287
1.80%	958	–	1,861	–	2,504	13,391	14,665	–
1.85%	–	–	2,127	–	596	7,319	19,645	18
1.90%	770	–	3,123	–	5,145	3,241	4,198	8
1.95%	3,063	–	1,029	–	2,193	2,156	17,489	2,424
2.00%	–	–	1,724	–	2,066	3,285	5,648	475
2.05%	2,853	–	1,011	–	4,445	3,433	16,098	5,522
2.10%	2,124	–	84	–	1,610	1,497	9,132	738
2.15%	–	–	572	–	223	600	3,695	356
2.20%	2,304	–	1,619	–	1,371	2,765	12,686	1,797
2.25%	–	–	129	1,676	17	4,845	233	–
2.30%	–	–	1,727	–	567	836	1,804	–
2.35%	–	–	–	–	–	–	678	–
2.40%	–	–	3,276	–	637	–	2,512	–
2.45%	571	–	–	–	–	49	3,327	915
2.50%	9,551	–	–	–	–	–	1,157	432
2.55%	–	–	263	–	47	–	259	–
2.60%	281	–	–	–	630	885	3,245	186
2.65%	–	–	59	–	11	–	265	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$36,164	51	229,794	5,678	250,759	1,056,973	1,740,950	33,510

	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
0.95%	$261,178	26,990	466,278	461,627	26,146	45,751	–	949,667
1.00%	101,702	8,664	219,388	208,973	2,504	15,372	–	339,077
1.05%	31,342	1,171	32,352	45,878	1,293	1,889	–	57,584
1.10%	66,502	13,130	128,298	104,384	1,508	14,473	–	338,200
1.15%	40,148	3,368	62,807	42,992	1,223	6,389	–	183,547
1.20%	113,291	15,585	269,409	216,297	15,824	26,046	–	472,386
1.25%	23,805	3,298	43,808	20,678	1,897	4,268	–	87,541
1.30%	20,749	1,096	39,827	55,182	573	1,219	–	69,441
1.35%	42,322	4,601	43,006	34,674	2,121	3,482	–	121,543
1.40%	129,287	25,993	275,253	210,623	9,219	34,156	–	531,738
1.45%	41,080	6,293	138,608	54,937	2,376	7,409	–	179,967
1.50%	12,938	2,203	29,732	17,661	491	1,241	24,297	66,815
1.55%	71,146	7,540	102,600	93,450	1,949	13,322	–	245,440
1.60%	34,481	6,116	43,866	28,097	1,727	7,535	11,554	115,610
1.65%	19,314	4,589	45,925	27,213	800	4,026	13,763	124,048
1.70%	6,272	1,770	12,499	8,722	1,692	4,027	–	32,800
(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	NBTAGuard	NBTAInt	NBTAMCGr	NBTAPart	NBTARegS	NBTSocRes	OppCapApS	OppCapAp
1.75%	11,246	965	21,537	6,141	421	2,021	6,299	36,897
1.80%	5,145	253	12,080	10,474	219	325	9,296	35,984
1.85%	11,530	602	13,970	5,714	46	1,158	–	50,946
1.90%	3,910	105	5,527	5,078	15	145	4,252	10,318
1.95%	2,554	128	5,120	1,037	–	11	17,578	8,435
2.00%	6,990	1,058	6,318	5,371	138	949	127	17,276
2.05%	8,614	568	11,724	9,206	424	820	8,710	25,430
2.10%	540	129	3,244	1,448	18	871	8,155	1,978
2.15%	865	–	1,137	1,157	10	–	644	2,982
2.20%	784	565	6,080	1,527	–	1,279	8,154	4,580
2.25%	89	–	907	416	939	656	–	27,138
2.30%	505	–	123	4,688	–	–	–	732
2.35%	–	–	61	22	–	–	459	103
2.40%	–	584	–	9,506	–	–	–	2,440
2.45%	–	–	52	8	–	–	459	246
2.50%	–	–	–	–	–	–	2,486	376
2.55%	–	–	–	743	–	–	–	45
2.60%	–	–	–	–	–	–	2,831	–
2.65%	–	–	49	279	–	–	–	71
2.70%	–	–	–	–	–	–	–	350
2.85%	–	–	–	–	–	–	–	–

Totals	$1,068,330	137,364	2,041,586	1,694,204	73,573	198,840	119,064	4,141,732

	OppGlSec3	OppGlSec	OppGlSecS	OppHighInc3	OppHighInc	OppHighIncS	OppMStSCap	OppMStSCapS
0.95%	$595,793	422,643	–	763	5,201	–	31,060	–
1.00%	147,981	83,594	–	339	909	–	10,718	–
1.05%	28,252	14,998	–	83	196	–	1,984	–
1.10%	185,426	158,734	–	327	1,269	–	8,892	–
1.15%	107,063	78,884	–	58	835	–	2,995	–
1.20%	419,279	307,259	–	4,850	7,436	–	18,024	–
1.25%	59,142	43,361	–	–	116	2,098	3,204	2,677
1.30%	70,354	46,315	–	–	1,505	–	3,818	–
1.35%	80,061	77,402	–	136	330	–	4,202	–
1.40%	396,576	329,418	–	4,169	3,264	–	16,673	–
1.45%	78,106	90,451	–	66	1,038	–	6,162	–
1.50%	50,674	34,204	16,596	–	304	–	4,495	–
1.55%	135,487	139,672	–	1,322	3,149	–	5,160	–
1.60%	92,851	67,163	12,184	19	2,230	–	3,067	–
1.65%	74,344	98,149	7,886	206	400	–	1,657	–
1.70%	19,426	16,316	–	2	138	–	4,820	–
1.75%	39,503	30,637	8,082	–	29	–	567	–
1.80%	25,097	32,140	6,975	9	–	–	193	–
1.85%	29,536	20,678	–	–	–	–	1,057	–
1.90%	14,409	7,623	2,678	–	–	–	47	–
1.95%	21,759	11,443	16,746	–	–	–	410	–
2.00%	13,296	9,970	656	–	–	–	1,333	–
2.05%	32,233	29,750	15,202	–	–	–	456	–
2.10%	17,512	1,635	16,931	–	–	–	51	–
2.15%	3,659	399	1,277	–	–	–	597	–
2.20%	19,317	1,920	17,229	56	30	–	162	–
2.25%	284	1,389	–	21	36	–	3	–
2.30%	790	460	–	36	60	–	–	–
2.35%	361	–	1,053	–	–	–	–	–
2.40%	446	1,537	–	–	–	–	–	–
2.45%	1,989	–	2,378	–	–	–	–	–
2.50%	1,387	13	729	–	–	–	–	–
2.55%	–	64	–	–	–	–	–	–
2.60%	3,913	–	608	–	–	–	–	–
2.65%	348	85	–	–	–	–	–	–
2.70%	–	188	–	–	–	–	–	–
2.85%	–	63	–	–	–	–	–	–

Totals	$2,766,654	2,158,558	127,210	12,462	28,475	2,098	131,807	2,677

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppMSt	OppMStS	OppMidCap	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap
0.95%	$810,114	–	428,039	–	2,572	934	–	243
1.00%	361,815	–	215,622	–	303	6	–	76
1.05%	61,449	–	36,935	–	–	–	–	–
1.10%	224,833	–	162,504	–	2,919	2,659	–	2,238
1.15%	109,434	–	62,004	–	1,115	121	–	958
1.20%	473,811	–	223,359	–	–	–	–	125
1.25%	80,913	–	44,030	–	–	–	411	96
1.30%	85,773	–	36,139	–	30	–	–	50
1.35%	121,787	–	36,263	–	–	–	–	–
1.40%	525,289	–	228,357	–	–	–	–	–
1.45%	238,974	–	135,680	–	–	–	–	–
1.50%	73,138	25,807	26,130	20,072	–	–	–	–
1.55%	213,259	–	64,018	–	–	–	–	–
1.60%	96,679	8,484	29,653	12,330	–	–	–	–
1.65%	79,809	49,168	54,026	19,666	–	–	–	–
1.70%	22,257	–	25,171	–	–	–	–	–
1.75%	34,162	11,189	7,637	6,954	–	–	–	–
1.80%	42,964	2,510	11,759	1,656	–	–	–	–
1.85%	32,511	–	17,124	–	–	–	–	–
1.90%	6,326	3,388	3,784	2,358	–	–	–	–
1.95%	7,664	10,555	6,183	20,148	–	–	–	–
2.00%	16,845	1,211	4,566	80	–	–	–	–
2.05%	12,809	14,376	5,771	7,356	–	–	–	–
2.10%	2,557	21,834	1,309	7,978	–	–	–	–
2.15%	2,639	282	184	1,136	–	–	–	–
2.20%	5,720	10,346	3,192	4,317	–	–	–	–
2.25%	4,015	–	496	–	–	–	–	–
2.30%	1,970	–	96	–	–	–	–	–
2.35%	143	596	2	1,315	–	–	–	–
2.40%	4,633	–	–	–	–	–	–	–
2.45%	97	1,006	–	2,089	–	–	–	–
2.50%	450	54	142	352	–	–	–	–
2.55%	329	–	–	–	–	–	–	–
2.60%	69	1,289	88	989	–	–	–	–
2.65%	577	–	7	–	–	–	–	–
2.70%	–	–	241	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,755,815	162,095	1,870,510	108,796	6,939	3,720	411	3,785

	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
0.95%	$–	127	254	276	1,852	9	1,396	–
1.00%	–	–	103	284	325	–	158	–
1.05%	–	–	–	–	–	–	–	–
1.10%	1,257	425	945	1,410	2,313	2,213	6,300	3
1.15%	474	76	179	767	762	1,357	3,129	11
1.20%	10	30	–	7	–	777	689	–
1.25%	4	8	58	–	–	29	88	–
1.30%	65	3	26	77	81	3	66	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	–	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	–	–	–	–	–	–	–
1.95%	–	–	–	–	–	–	–	–
2.00%	–	–	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	SBLGlob	SBLMidCapGr	SBLAsAlloc	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$1,810	669	1,565	2,820	5,333	4,387	11,825	14

	SBLSel25	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	DrySRGro	DrySRGroS	VEWrldEMktR1	VEWrldEMkt
0.95%	$–	113,865	59,675	20,315	291,718	–	119,845	159,300
1.00%	–	5,431	21,980	2,691	127,330	–	70,485	63,035
1.05%	–	496	4,187	119	29,697	–	8,975	9,505
1.10%	11	4,882	13,467	555	118,645	–	20,688	24,455
1.15%	–	3,165	6,371	401	32,895	–	6,593	9,081
1.20%	–	28,373	33,278	5,419	110,684	–	85,136	66,791
1.25%	60	3,279	11,161	1,728	18,821	–	9,167	9,952
1.30%	–	474	6,235	644	14,630	–	17,317	10,195
1.35%	–	2,120	4,274	490	15,535	–	8,394	14,863
1.40%	–	31,214	56,486	13,432	97,958	–	59,417	57,258
1.45%	–	3,892	8,609	3,490	53,999	–	32,965	19,326
1.50%	–	1,204	2,485	721	10,623	1,182	2,757	8,970
1.55%	–	5,629	6,250	1,500	23,059	–	13,481	10,254
1.60%	–	3,842	7,621	2,249	9,061	72	8,423	7,567
1.65%	–	1,358	2,141	794	17,028	617	6,409	9,181
1.70%	–	1,042	620	16	4,437	–	2,129	809
1.75%	–	287	587	928	4,270	–	5,926	2,512
1.80%	–	492	818	621	3,372	–	2,891	3,422
1.85%	–	1,175	5,531	1,006	4,289	–	3,035	877
1.90%	–	723	391	8	952	37	776	1,549
1.95%	–	174	416	–	3,167	684	748	283
2.00%	–	71	2,151	–	1,824	–	3,566	1,864
2.05%	–	16	1,233	957	3,391	201	189	1,913
2.10%	–	21	433	–	1,075	439	765	217
2.15%	–	–	1,021	–	139	50	971	109
2.20%	–	148	184	–	742	33	246	874
2.25%	–	4,043	9,543	4,636	1,262	–	197	–
2.30%	–	–	1,346	–	154	–	2,089	84
2.35%	–	–	–	–	27	–	–	–
2.40%	–	–	3,535	–	–	–	5,602	–
2.45%	–	–	–	–	13	490	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	327	–	–	–	528	–
2.60%	–	–	–	–	–	36	–	–
2.65%	–	–	89	–	–	–	122	–
2.70%	–	–	–	–	210	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$71	217,416	272,445	62,720	1,001,008	3,841	499,832	494,246

	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
0.95%	$141,040	128,238	–	–	20,532	–	79,613	47,435
1.00%	79,633	31,101	–	–	6,775	–	24,884	16,262
1.05%	8,591	5,348	–	–	1,717	–	4,869	3,085
1.10%	21,901	21,815	–	–	5,948	–	15,444	15,846
1.15%	14,961	6,380	–	–	2,875	–	7,576	10,709
1.20%	116,744	45,374	–	–	13,009	–	37,987	68,758
1.25%	7,693	3,149	–	–	2,362	528	6,205	7,032
1.30%	25,853	3,160	–	–	1,070	–	3,258	4,457
1.35%	13,709	7,681	–	–	2,529	–	8,168	17,675
1.40%	69,924	33,442	–	–	15,542	–	33,407	41,832
1.45%	32,647	13,867	–	–	3,292	–	8,388	14,174
1.50%	5,055	1,693	50,649	6,023	312	2,608	3,502	11,680
1.55%	17,944	10,405	–	–	8,899	–	18,546	14,438
1.60%	6,574	3,381	26,076	4,180	2,775	773	19,784	5,996
1.65%	11,023	3,435	48,579	2,355	4,664	1,821	7,022	30,518
1.70%	2,011	1,056	–	–	2,314	–	1,553	1,968
(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	VEWrldHAsR1	VEWrldHAs	VKLCom2	VKLStratGro2	VKUCorPlus	VKUCorPlus2	VKUEmMkt	VKUMCpGro
1.75%	250	363	18,600	3,235	1,151	1,148	6,583	9,428
1.80%	5,940	1,716	7,927	2,539	1,123	75	1,686	5,762
1.85%	4,390	2,088	–	–	1,302	–	3,304	6,322
1.90%	4,601	870	12,106	2,425	611	1,162	2,439	308
1.95%	1,155	–	50,648	6,875	2	6,011	109	774
2.00%	5,028	327	1,577	793	201	–	2,567	2,392
2.05%	2,979	717	34,826	6,619	94	227	3,973	4,034
2.10%	649	–	51,331	6,199	34	733	213	687
2.15%	1,064	–	4,661	683	12	–	112	555
2.20%	1,738	86	33,279	5,571	25	194	1,770	2,649
2.25%	323	–	–	–	–	1,787	–	90
2.30%	1,944	228	–	–	–	–	–	998
2.35%	–	–	2,259	–	–	838	–	–
2.40%	4,724	–	–	–	–	–	836	2,351
2.45%	–	–	3,254	985	–	–	–	–
2.50%	–	–	4,155	543	–	901	–	–
2.55%	462	–	–	–	–	–	–	240
2.60%	–	–	9,374	9	–	419	–	–
2.65%	277	–	–	–	–	–	–	45
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$610,827	325,920	359,301	49,034	99,170	19,225	303,798	348,499

	VKUUSRE	VicDivrStk	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy
0.95%	$958,700	5,924	431,418	180,558	200,130	421,150	59,908	5,431
1.00%	303,587	11,224	7,044	2,657	3,215	6,211	92	103
1.05%	52,847	308	3,553	2,447	5,596	4,823	2,175	10
1.10%	234,081	18,642	568,644	179,251	198,087	512,955	80,433	10,440
1.15%	122,021	4,901	281,496	105,445	84,347	207,613	39,607	6,008
1.20%	461,553	23,308	22,072	7,602	9,021	14,764	1,800	242
1.25%	68,059	4,515	37,941	20,425	13,063	32,480	5,185	381
1.30%	58,363	856	5,309	1,895	3,199	4,400	940	15
1.35%	98,461	464	18,115	5,338	5,574	18,451	2,039	568
1.40%	556,433	10,762	789,253	281,838	348,108	841,045	105,576	15,515
1.45%	140,930	47,853	133,798	38,853	32,379	114,753	16,991	2,168
1.50%	73,679	1,126	30,122	6,324	15,877	22,150	4,122	273
1.55%	278,952	38,962	653,619	215,713	211,982	596,515	85,097	14,842
1.60%	137,834	7,598	276,353	93,552	99,061	275,800	40,159	4,061
1.65%	90,060	1,906	59,527	18,559	15,643	70,033	9,077	112
1.70%	21,447	3,776	33,146	17,304	23,765	32,951	6,826	300
1.75%	50,254	10,838	7,656	10,269	4,919	7,061	542	8
1.80%	31,256	762	26,840	13,108	12,583	28,330	3,828	173
1.85%	42,610	1,807	109,900	23,910	32,675	74,779	13,938	1,756
1.90%	14,497	100	19,897	7,548	5,161	20,096	2,525	470
1.95%	27,798	–	22,646	8,055	15,142	40,312	1,855	–
2.00%	27,855	293	50,717	15,662	14,252	50,266	6,968	2,216
2.05%	43,358	5,897	16,831	6,586	6,410	14,891	2,128	748
2.10%	26,089	–	5,822	2,534	1,466	8,294	340	92
2.15%	8,879	4,435	2,108	291	212	965	571	16
2.20%	29,049	–	382	200	296	422	78	–
2.25%	3,309	–	4,138	1,468	4,991	9,882	182	42
2.30%	7,979	–	2,710	469	629	2,672	211	–
2.35%	1,776	–	–	–	–	–	–	–
2.40%	20,469	–	15,132	2,434	137	2,757	–	–
2.45%	4,942	–	2,318	–	7,016	78	–	–
2.50%	1,869	–	376	–	–	323	–	–
2.55%	1,647	–	–	–	–	–	–	–
2.60%	4,323	–	–	–	–	–	–	–
2.65%	643	–	–	–	–	–	–	–
2.70%	179	–	–	–	–	–	–	–
2.85%	115	–	–	–	–	–	–	–

Totals	$4,005,902	206,257	3,638,883	1,270,295	1,374,936	3,437,222	493,193	65,990

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr
0.95%	$68,236	458,155	158,570	116,297	52,195	39,115	8,882	20,630
1.00%	514	7,234	755	608	145	814	45	197
1.05%	398	5,106	2,435	1,493	767	885	170	224
1.10%	109,633	537,380	206,631	159,555	88,276	36,652	15,963	30,967
1.15%	49,288	248,010	93,471	68,327	39,524	21,846	4,991	15,964
1.20%	3,187	17,941	6,961	4,337	2,603	1,531	812	1,396
1.25%	7,945	35,084	16,207	7,471	5,104	1,533	492	2,110
1.30%	1,036	6,381	1,044	277	544	1,307	451	115
1.35%	2,627	18,819	3,534	2,265	3,286	965	512	802
1.40%	167,024	874,787	230,619	279,947	134,629	69,251	16,963	41,095
1.45%	15,975	130,803	23,521	29,003	13,165	8,407	2,021	4,554
1.50%	5,428	27,235	8,208	10,804	4,677	3,011	1,237	1,414
1.55%	171,089	575,968	167,940	187,717	104,062	32,391	18,511	36,213
1.60%	42,319	296,116	79,661	96,541	32,993	24,563	8,160	12,707
1.65%	5,390	75,737	10,532	13,461	2,662	3,911	1,051	4,045
1.70%	11,680	35,698	12,991	10,433	4,703	3,392	242	1,868
1.75%	858	14,188	6,191	2,096	624	910	266	226
1.80%	8,089	31,333	8,359	9,960	1,500	2,619	149	2,203
1.85%	36,497	76,086	21,764	18,927	11,782	9,119	3,389	8,351
1.90%	1,661	18,183	4,196	3,417	725	1,116	182	855
1.95%	5,658	37,757	14,322	16,184	982	1,226	150	1,136
2.00%	19,823	47,858	9,105	23,904	8,182	5,197	1,401	2,576
2.05%	4,662	18,968	5,707	2,887	974	1,244	602	459
2.10%	1,221	7,810	2,300	1,430	807	1,294	–	1,693
2.15%	1,760	2,589	40	370	394	68	–	98
2.20%	138	65	98	–	24	19	135	–
2.25%	2,335	7,608	1,719	6,199	1,616	2,719	–	113
2.30%	231	3,826	180	1,375	–	367	–	699
2.35%	–	–	–	–	–	–	–	–
2.40%	2,081	2,899	–	657	–	163	–	–
2.45%	–	–	65	191	–	63	–	–
2.50%	64	251	124	–	–	–	–	15
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$746,847	3,619,875	1,097,250	1,076,133	516,945	275,698	86,777	192,725

	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
0.95%	$57,764	11,080	26,406	203,160	205,713	18,910	183,328	384,848
1.00%	702	55	555	412	1,058	–	301	69,951
1.05%	3,156	491	204	1,988	2,606	312	3,064	13,869
1.10%	49,540	23,172	54,684	267,508	265,443	33,970	295,869	160,834
1.15%	29,709	7,369	25,187	99,993	115,754	12,406	124,049	104,520
1.20%	1,363	685	995	11,369	10,125	1,172	7,700	332,241
1.25%	9,815	1,101	2,249	11,313	14,208	3,609	16,438	40,046
1.30%	543	107	431	825	984	42	4,095	42,706
1.35%	1,774	507	2,545	10,429	12,278	1,430	11,794	78,727
1.40%	126,742	34,025	77,285	404,582	434,125	32,308	325,163	317,731
1.45%	24,855	1,572	7,244	33,092	28,685	4,611	51,901	81,894
1.50%	7,888	894	3,095	14,927	14,836	1,604	12,407	35,774
1.55%	76,710	25,649	98,506	336,410	325,380	40,133	283,009	152,063
1.60%	44,035	5,008	23,328	147,140	145,618	15,885	168,900	71,355
1.65%	7,895	1,569	2,851	13,970	17,345	1,276	34,517	70,732
1.70%	6,047	612	2,083	11,836	16,293	801	9,698	30,035
1.75%	881	165	178	3,576	1,352	228	4,862	26,854
1.80%	9,291	1,447	3,532	13,351	13,782	1,506	18,107	42,994
1.85%	9,961	4,322	14,138	49,565	47,932	3,331	48,256	22,072
1.90%	2,610	249	252	6,349	6,239	104	5,414	4,587
1.95%	2,200	106	220	22,299	18,256	710	25,426	10,747
2.00%	14,786	2,012	6,476	21,677	26,234	1,542	29,723	12,017
2.05%	1,122	–	1,568	7,777	4,977	718	14,262	23,033
2.10%	911	–	956	2,273	2,035	–	2,513	2,547
2.15%	541	46	467	641	826	539	244	2,805
2.20%	45	40	45	91	79	–	201	4,700
2.25%	5,366	–	1,675	2,188	3,743	–	2,015	1,414
2.30%	386	–	–	789	1,120	–	1,282	512
(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue	WFVOpp
2.35%	–	–	–	–	–	–	–	–
2.40%	478	–	–	2,670	2,115	–	2,813	1,780
2.45%	–	–	–	1,098	85	–	1,485	–
2.50%	–	25	136	97	146	–	–	550
2.55%	–	–	–	–	–	–	–	268
2.60%	–	–	–	–	–	–	–	1,047
2.65%	–	–	–	–	–	–	–	86
2.70%	–	–	–	–	–	–	–	169
2.85%	–	–	–	–	–	–	–	–

Totals	$497,116	122,308	357,291	1,703,395	1,739,372	177,147	1,688,836	2,145,509

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $118,949,960 and $126,751,905, respectively, and total transfers from the Account to the fixed account were $102,624,664 and $85,142,280, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $4,030 and $102 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $4,799,417 and $8,580,538 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007.The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF – Basic Balanced Fund – Series I
2007	0.95% to 2.05%	51,932	$11.69 to 10.92	$592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%

AIM VIF – Basic Value Fund – Series II
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a	)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%

AIM VIF – Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%

AIM VIF – Capital Appreciation Fund – Series I
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%

AIM VIF – Capital Appreciation Fund – Series II
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a	)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%

AIM VIF – Capital Development Fund – Series II
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a	)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a	) (b)

AIM VIF – Core Equity Fund – Series I
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%

AIM VIF – Core Equity Fund – Series II
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a	) (b)

AIM VIF – Global Health Care Fund – Series I
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a	) (b)

AIM VIF – Global Real Estate Fund – Series I
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a	) (b)
(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’Equity	Investment Income Ratio**	Total Return***
AIM VIF – Large Cap Growth Fund – Series I
2007	0.95% to 2.05%	46,389	$11.73 to 11.51	$541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	(a	) (b)

AIM VIF – Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%

AIM VIF – Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%

AllianceBernstein VPS – Growth and Income Portfolio – Class B
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%

AllianceBernstein VPS – Large Cap Growth Portfolio – Class B
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class B
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0.00% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%

American Century VP – Income & Growth Fund – Class I
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%

American Century VP – Income & Growth Fund – Class II
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%

American Century VP – Inflation Protection Fund – Class II
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a	) (b)

American Century VP – International Fund – Class I
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%

American Century VP – International Fund – Class III
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%
(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Mid Cap Value Fund – Class I
2007	0.95% to 2.70%	1,184,247	$10.72 to 12.39	$13,140,130	0.91%	-3.24% to -4.90%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	(a	) (b)

American Century VP – Mid Cap Value Fund – Class II
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a	) (b)

American Century VP – Ultra® Fund – Class I
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%

American Century VP – Ultra® Fund – Class II
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%

American Century VP – Value Fund – Class I
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%

American Century VP – Value Fund – Class II
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%

American Century VP – VistaSM Fund – Class I
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a	) (b)

American Century VP – VistaSM Fund – Class II
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a	) (b)

BB&T Variable Insurance Funds – Capital Manager Equity Fund
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%

BB&T Variable Insurance Funds – Large Cap Fund
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%

BB&T Variable Insurance Funds – Large Cap Growth Fund
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%

BB&T Variable Insurance Funds – Mid Cap Growth Fund
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%
(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.95% to 1.25%	189,766	$13.07 to 15.58	$2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%

Credit Suisse Trust – International Focus Portfolio
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%

Dreyfus IP – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%
(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS – American Leaders Fund II – Service Shares
2007	1.50% to 2.60%	43,489	$11.46 to 10.76	$488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%

Federated IS – Capital Appreciation Fund II – Service Shares
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%

Federated IS – High Income Bond II – Service Shares
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%

Federated IS – Market Opportunity Fund II – Service Shares
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%

Federated IS – Quality Bond Fund II – Service Shares
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%

Fidelity® VIP – Growth Portfolio – Service Class 2
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%
(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.95% to 2.55%	10,440,891	$10.92 to 9.73	$116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%

Fidelity® VIP – High Income Portfolio – Service Class R
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%

Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.95% to 2.50%	1,995,932	$16.10 to 14.75	$31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%

Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a)(b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)
Non-tax qualified
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2007	2.25%	2,176	12.84	27,938	2.13%	7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)
Non-tax qualified
2007	1.25%	1,206	13.19	15,910	2.13%	8.59%

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors VIT – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
Initial Funding by the Company
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
Initial Funding by the Company
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)
(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	1.25%	5,496	$18.61	$102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.95% to 2.70%	2,850,554	11.52 to 11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 2
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)
Tax qualified
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)
(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.95% to 2.70%	6,157,632	$29.30 to 26.59	$178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%

JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

MFS VIT – Investors Growth Stock Series – Service Class
2007	1.25%	19,750	13.07	258,168	0.09%	9.63%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%	292	12.50	3,649	0.09%	8.51%

MFS VIT – Mid Cap Growth Series – Service Class
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%

MFS VIT – New Discovery Series – Service Class
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%

MFS VIT – Value Series – Service Class
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to 9.75	13,203,244	0.03%	37.49% to 35.87%

Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Nationwide VIT – American Funds Bond Fund – Class II
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.95% to 2.00%	537,058	$9.83 to 9.76	$5,271,094	2.43%	-1.71% to -2.40%	(a) (b)

Nationwide VIT – American Funds Growth Fund – Class II
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to 11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to 11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to 10.94	203,364,646	7.83%	21.11% to 19.28%

Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to 10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%

Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%

Nationwide VIT – Gartmore Emerging Markets Fund – Class VI
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20.00	1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to 15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to 11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
2005	1.25%	4,277	14.22	60,835	2.07%	5.06%
2004	1.25%	5,693	13.54	77,075	1.27%	28.34%
2003	1.25%	5,169	10.55	54,526	0.52%	22.50%

Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to 12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to 12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to 9.48	2,946,757	0.64%	22.99% to 21.00%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
2005	0.95% to 2.10%	138,198	9.61 to 8.40	1,272,654	0.96%	28.98% to 27.58%
2004	0.95% to 2.10%	158,756	7.45 to 6.58	1,138,344	0.76%	13.11% to 11.91%
2003	0.95% to 2.10%	187,653	6.59 to 5.86	1,193,370	0.00%	34.34% to 32.58%

Nationwide VIT – Gartmore International Growth Fund – Class III
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to 14.37	24,441,820	0.83%	28.94% to 26.97%
2004	0.95% to 2.15%	665,501	11.82 to 11.44	7,803,470	1.00%	13.27% to 12.01%
2003	0.95% to 2.05%	441,368	10.44 to 10.24	4,580,456	0.00%	34.05% to 32.56%
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.95% to 2.20%	930,932	$20.25 to 14.04	$18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Nationwide VIT – Global Financial Services Fund – Class I
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
2006	1.25%	1,731	18.70	32,372	1.24%	18.82%
2005	1.25%	2,396	15.74	37,710	1.26%	9.77%
2004	1.25%	3,093	14.34	44,349	1.54%	19.48%
2003	1.25%	2,686	12.00	32,234	0.46%	39.69%

Nationwide VIT – Global Financial Services Fund – Class III
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to 15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to 14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to 11.99	5,474,639	0.55%	40.12% to 37.82%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
2005	1.25%	8,212	12.73	104,566	0.00%	7.09%
2004	1.25%	8,804	11.89	104,685	0.00%	6.51%
2003	1.25%	580	11.16	6,475	0.00%	34.99%

Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to 12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to 11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to 11.09	19,957,282	0.00%	35.47% to 33.19%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to 2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to 3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to 3.50	3,847,558	0.00%	53.76% to 51.78%

Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
2006	0.95% to 2.40%	1,016,600	12.30 to 11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to 10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to 10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to 10.68	23,644,482	0.00%	53.72% to 51.25%

Nationwide VIT – Government Bond Fund – Class I
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to 11.86	575,425,464	3.64%	2.29% to 0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to 11.79	649,792,719	5.35%	2.28% to 0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to 11.69	801,670,591	3.35%	1.03% to -0.67%

Nationwide VIT – Government Bond Fund – Class II
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to 10.64	15,694,602	3.40%	1.47% to 0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to 10.60	17,636,604	5.11%	1.47% to 0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to 10.56	20,998,616	3.98%	0.24% to -0.88%
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Growth Fund – Class I
2007	0.95% to 2.50%	6,528,710	$9.34 to 6.06	$58,670,198	0.17%	18.40% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.20	62,375,925	0.05%	5.16% to 3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to 5.02	77,433,925	0.08%	5.49% to 3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to 4.83	88,536,579	0.31%	7.13% to 5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to 4.58	96,289,796	0.02%	31.48% to 29.39%

Nationwide VIT – International Index Fund – Class VIII
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Nationwide VIT – International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%	269	17.49	4,704	1.71%	1.42%

Nationwide VIT – International Value Fund – Class III
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Nationwide VIT – International Value Fund – Class VI
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to 12.18	74,890,629	1.87%	6.91% to 5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to 11.58	65,348,850	1.69%	12.94% to 11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to 10.43	43,273,923	1.41%	30.62% to 28.37%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to 10.56	107,088,116	2.76%	2.33% to 0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to 10.50	109,291,782	2.33%	3.66% to 1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to 10.30	111,096,410	2.82%	6.88% to 5.06%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.30% to 8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to 11.40	445,329,806	2.28%	4.35% to 2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to 11.12	409,682,246	2.05%	8.50% to 6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to 10.42	309,210,666	1.90%	18.91% to 16.88%

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to 11.80	253,047,764	2.10%	6.06% to 4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to 11.34	216,903,970	1.80%	11.03% to 8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to 10.40	147,557,142	1.48%	25.44% to 23.04%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.70 to 11.67	171,885,452	2.72%	7.40% to 5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to 11.06	179,533,287	2.60%	3.50% to 1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to 10.86	177,228,363	2.25%	6.14% to 4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to 10.41	153,730,145	2.39%	12.62% to 10.70%
(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.95% to 2.40%	8,194,862	$13.07 to 10.55	$103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to 9.26	141,266,241	1.96%	1.57% to -0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to 9.27	158,341,735	1.94%	7.46% to 5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to 8.77	157,300,998	1.73%	17.29% to 15.28%

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to 9.93	93,142,769	0.00%	8.70% to 6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to 9.29	96,860,973	0.00%	14.24% to 12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to 8.26	96,911,423	0.00%	38.81% to 36.38%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.90	289,809,079	1.14%	8.85% to 6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to 16.74	316,647,935	1.01%	11.04% to 9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to 15.33	308,684,977	0.54%	14.63% to 12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to 13.60	262,026,841	0.44%	33.37% to 31.02%

Nationwide VIT – Money Market Fund – Class I
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to 9.89	515,102,832	2.84%	1.70% to 0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to 9.89	533,222,860	0.88%	-0.15% to -1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to 10.07	691,344,651	0.67%	-0.33% to -1.99%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to 14.08	92,742,674	0.00%	7.07% to 5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to 13.37	100,140,193	0.00%	12.34% to 10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to 12.10	102,531,773	0.00%	32.99% to 30.67%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class II
2007	1.50% to 2.60%	103,133	12.28 to 11.524	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.80	1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class II
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.254	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%

Nationwide VIT – Multi-Manager Small Company Fund – Class II
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Nationwide Fund – Class I
2007	0.95% to 2.65%	18,302,786	$15.50 to 11.15	$279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.04%	12.55% to 10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to 9.56	380,305,497	0.88%	6.42% to 4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to 9.13	427,878,572	1.23%	8.71% to 6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to 8.54	447,026,775	0.54%	26.30% to 24.12%

Nationwide VIT – Nationwide Fund – Class II
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.20	2,282,112	0.92%	11.70% to 10.46%
2005	1.50% to 2.60%	195,744	11.51 to 11.05	2,210,461	0.67%	5.44% to 4.26%
2004	1.50% to 2.60%	228,367	10.92 to 10.59	2,461,950	1.03%	7.89% to 6.69%
2003	1.50% to 2.60%	243,662	10.12 to 9.93	2,445,831	0.47%	25.33% to 23.93%

Nationwide VIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20	3,997	0.85%	14.60%
2005	1.25%	286	13.26	3,793	1.19%	8.94%
2004	1.25%	311	12.17	3,786	0.38%	17.31%
2003	1.25%	337	10.38	3,497	0.22%	23.82%
Non-tax qualified
2007	1.25%	241	16.74	4,035	1.07%	10.16%

Nationwide VIT – Nationwide Leaders Fund – Class III
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.50	21,591,447	0.73%	15.02% to 13.12%
2005	0.95% to 2.65%	974,521	14.64 to 13.70	14,087,780	1.51%	9.26% to 7.46%
2004	0.95% to 2.25%	517,620	13.40 to 12.90	6,878,568	0.39%	17.64% to 16.19%
2003	0.95% to 2.40%	555,773	11.39 to 11.07	6,293,400	0.20%	24.40% to 22.57%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Nationwide VIT – U.S. Growth Leaders Fund – Class III
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%

Neuberger Berman AMT – Focus Portfolio – S Class Shares
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	87.75% to 85.66%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.95% to 2.30%	4,032,425	$21.32 to 13.29	$80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%

Neuberger Berman AMT – International Portfolio – Class S
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%

Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
2005	0.95% to 2.20%	380,100	11.97 to 14.14	4,777,305	0.00%	5.84% to 4.56%
2004	0.95% to 2.20%	119,039	11.31 to 11.22	1,430,368	0.00%	13.12% to 12.17%	(a) (b)

Oppenheimer VAF – Capital Appreciation Fund – Service Class
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
2005	1.50% to 2.60%	651,152	10.96 to 10.52	7,054,563	0.75%	3.29% to 2.14%
2004	1.50% to 2.60%	733,839	10.61 to 10.29	7,717,903	0.22%	5.02% to 3.84%
2003	1.50% to 2.60%	724,583	10.10 to 9.91	7,279,334	0.28%	28.73% to 27.29%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to 10.73	427,622,622	0.92%	4.10% to 2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to 10.49	483,179,895	0.31%	5.92% to 4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to 10.07	474,551,297	0.37%	29.70% to 27.39%

Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to 18.25	220,237,863	0.96%	13.25% to 11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to 16.39	178,971,646	1.09%	18.06% to 16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to 14.11	102,340,129	0.00%	42.62% to 41.07%	(a) (b)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to 16.98	186,103,129	1.01%	13.23% to 11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to 15.28	191,319,125	1.23%	18.03% to 15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to 13.19	192,522,627	0.96%	41.66% to 38.92%

Oppenheimer VAF – Global Securities Fund – Service Class
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
2005	1.50% to 2.60%	497,633	14.24 to 13.67	6,993,925	0.85%	12.35% to 11.10%
2004	1.50% to 2.60%	565,069	12.68 to 12.30	7,094,421	1.10%	17.10% to 15.79%
2003	1.50% to 2.60%	655,617	10.83 to 10.62	7,054,981	0.70%	40.72% to 39.15%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – High Income Fund – Class 3
2007	0.95% to 2.25%	182,957	$9.60 to 9.52	$1,752,944	0.00%	-4.00% to -4.85%	(a) (b)

Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	(a) (b)

Oppenheimer VAF – High Income Fund – Service Class
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
2005	1.25%	22,431	11.16	250,299	8.18%	0.73%
2004	1.25%	9,185	11.08	101,746	0.35%	7.37%

Oppenheimer VAF – Main Street Small Cap Fund®– Non-Service Shares
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	(a) (b)

Oppenheimer VAF – Main Street Small Cap Fund®– Service Class
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
2005	1.25%	12,741	13.14	167,389	0.00%	8.35%
2004	1.25%	4,053	12.13	49,145	0.00%	17.69%
2003	1.25%	228	10.30	2,349	0.00%	3.03%	(a) (b)

Oppenheimer VAF – Main Street®– Non-Service Shares
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
2006	0.95% to 2.65%	23,057,427	13.50 to 11.09	329,617,768	1.16%	13.94% to 12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to 9.90	345,511,948	1.36%	4.97% to 3.21%
2004	0.95% to 2.65%	32,018,278	11.29 to 9.59	383,272,912	0.84%	8.42% to 6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to 8.99	399,297,369	0.89%	25.52% to 23.34%

Oppenheimer VAF – Main Street®– Service Class
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
2005	1.50% to 2.60%	782,227	11.22 to 10.77	8,680,626	1.15%	4.16% to 3.00%
2004	1.50% to 2.60%	862,728	10.77 to 10.45	9,221,380	0.69%	7.51% to 6.31%
2003	1.50% to 2.60%	853,327	10.02 to 9.83	8,506,949	0.76%	24.54% to 23.15%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%

Oppenheimer VAF – Strategic Bond Fund – Service Class
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a) (b)

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a) (b)

Putnam VT – Growth and Income Fund – IB Shares
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a) (b)

SBL Fund – Series D (Global Series)
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a) (b)
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund – Series J (Mid Cap Growth Series)
2007	0.95% to 1.30%	6,602	$9.13 to 9.08	$60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a) (b)
SBL Fund – Series N (Managed Asset Allocation Series)
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a) (b)
SBL Fund – Series O (Equity Income Series)
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a) (b)
SBL Fund – Series P (High Yield Series)
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a) (b)
SBL Fund – Series Q (Small Cap Value Series)
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a) (b)
SBL Fund – Series V (Mid Cap Value Series)
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a) (b)
SBL Fund – Series X (Small Cap Growth Series)
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a) (b)
SBL Fund – Series Y (Select 25 Series)
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a) (b)
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a) (b)
T. Rowe Price Equity Income Portfolio – II
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a) (b)
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a) (b)
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.95% to 2.20%	1,160,958	$28.82 to 35.46	$42,349,252	0.47%	36.30% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a) (b)
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
Van Kampen LIT – Comstock Portfolio – Class II
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
Van Kampen LIT – Strategic Growth Portfolio – Class II
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a) (b)
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a) (b)
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Victory VIF – Diversified Stock Fund Class A Shares
2007	0.95% to 2.15%	975,201	$14.33 to 12.87	$13,517,054	0.67%	8.90% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
Initial Funding by the Company
2003	0.00%	100,000	10.37	1,037,146	0.34%	34.97%

Victory VIF – Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to 12.07	801,000	1.81%	-0.34% to -0.80%
Initial Funding by the Company
2003	0.00%	100,000	13.05	1,304,876	1.81%	0.87%

Victory VIF – Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to 12.77	1,823,390	0.03%	29.46% to 28.04%
Initial Funding by the Company
2003	0.00%	100,000	14.00	1,400,366	0.03%	30.70%

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to 13.13	192,039,128	0.91%	23.10% to 21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to 10.82	144,706,783	1.39%	12.22% to 10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to 9.79	118,673,742	1.31%	10.42% to 8.76%

W&R Target Funds, Inc. – Balanced Portfolio
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to 10.66	99,072,107	1.21%	4.02% to 2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to 10.40	104,023,435	1.52%	7.90% to 6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to 9.77	88,346,309	0.78%	17.96% to 16.30%

W&R Target Funds, Inc. – Bond Portfolio
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to 11.66	94,606,243	4.28%	0.65% to -0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to 11.76	100,979,352	4.15%	2.89% to 1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to 11.24	105,941,161	4.68%	3.19% to 1.66%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to 8.45	247,757,812	0.32%	7.97% to 6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to 7.95	254,008,204	0.62%	8.53% to 6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to 7.43	240,491,705	0.79%	16.15% to 14.36%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to 11.89	17,222,991	1.47%	11.96% to 10.72%
2004	0.95% to 2.10%	652,179	10.91 to 10.74	7,083,332	1.22%	9.08% to 8.24%	(a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.40% to -8.21%	(a) (b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.30% to 22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to 12.18	16,894,061	0.00%	22.87% to 21.79%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to 8.73	306,477,658	0.00%	10.18% to 8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to 8.05	317,807,882	0.28%	2.33% to 0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to 7.98	301,609,039	0.00%	21.89% to 20.02%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – High Income Portfolio
2007	0.95% to 2.50%	5,514,524	$15.57 to 13.89	$84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to 12.75	78,493,453	7.23%	1.57% to 0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to 12.75	84,264,071	7.08%	8.82% to 7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to 11.99	70,865,343	8.31%	18.60% to 16.91%

W&R Target Funds, Inc. – International Growth Portfolio
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%

W&R Target Funds, Inc. – International Value Portfolio
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to-18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 4.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 3.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	0.95% to 2.15%	921,499	$12.77 to 13.30		$12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17		13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39		12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15		7,397,736	0.00%	12.66% to 11.79%	(a) (b)
W&R Target Funds, Inc. – Value Portfolio
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53		115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60		130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93		137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70		143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44		106,447,898	0.65%	23.92% to 22.11%
Wells Fargo AVT – Opportunity FundSM
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79		148,802,499	0.62%	5.61% to 3.80%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25		180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04		200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42		220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78		206,907,437	0.08%	35.71% to 33.28%

2007 Reserves for annuity contracts in payout phase:					100,490,623

2007 Contract owners' equity				$	4,026,009,866

2006 Reserves for annuity contracts in payout phase:					92,698,887

2006 Contract owners' equity				$	15,205,517,008

2005 Reserves for annuity contracts in payout phase:					70,940,826

2005 Contract owners' equity				$	15,354,197,207

2004 Reserves for annuity contracts in payout phase:					61,993,592

2004 Contract owners' equity				$	15,697,256,439

2003 Reserves for annuity contracts in payout phase:					47,547,289

2003 Contract owners' equity				$	14,967,347,100

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

128

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
February 29, 2008

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2007	2006	2005
Revenues:
Policy charges	$1,208.3	$1,132.6	$1,055.1
Premiums	291.7	308.3	260.0
Net investment income	1,975.8	2,058.5	2,105.2
Net realized investment (losses) gains	(166.2)	7.1	10.6
Other income	7.5	0.2	2.2

Total revenues	3,317.1	3,506.7	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Benefits and claims	479.3	450.3	377.5
Policyholder dividends	24.5	25.6	33.1
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	70.0	65.5	66.3
Other operating expenses	529.5	536.8	538.3

Total benefits and expenses	2,734.4	2,858.6	2,812.5

Income from continuing operations before federal income tax expense	582.7	648.1	620.6
Federal income tax expense	128.5	28.7	95.8

Income from continuing operations	454.2	619.4	524.8
Cumulative effect of adoption of accounting principle, net of taxes	(6.0)	—	—

Net income	$448.2	$619.4	$524.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2007	2006
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $24,021.2 and $25,197.2)	$23,933.4	$25,275.4
Equity securities (cost $69.6 and $28.5)	72.9	34.4
Mortgage loans on real estate, net	7,615.4	8,202.2
Short-term investments, including amounts managed by a related party	959.1	1,722.0
Other investments	1,330.8	1,292.9

Total investments	33,911.6	36,526.9

Cash	1.3	0.5
Accrued investment income	314.3	323.6
Deferred policy acquisition costs	3,997.4	3,758.0
Other assets	1,638.9	2,001.5
Separate account assets	69,676.5	67,351.9

Total assets	$109,540.0	$109,962.4

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$31,998.4	$34,409.4
Short-term debt	285.3	75.2
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,642.6	2,980.2
Separate account liabilities	69,676.5	67,351.9

Total liabilities	105,302.8	105,516.7

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,049.5	4,138.8
Accumulated other comprehensive (loss) income	(90.5)	28.7

Total shareholder’s equity	4,237.2	4,445.7

Total liabilities and shareholder’s equity	$109,540.0	$109,962.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2004	$3.8	$274.4	$3,554.6	$393.8	$4,226.6
Dividends to NFS	—	—	(185.0)	—	(185.0)

Comprehensive income:
Net income	—	—	524.8	—	524.8
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.6

Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2
Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7
Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2007	2006	2005
Cash flows from operating activities:
Net income	$448.2	$619.4	$524.8
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	166.2	(7.1)	(10.6)
Interest credited to policyholder accounts	1,262.6	1,330.1	1,331.0
Capitalization of deferred policy acquisition costs	(612.6)	(569.6)	(460.5)
Amortization of deferred policy acquisition costs	368.5	450.3	466.3
Amortization and depreciation	22.3	46.6	65.6
Decrease (increase) in other assets	410.5	(298.0)	591.0
(Decrease) increase in policy and other liabilities	(230.3)	228.8	(511.4)
Other, net	8.5	0.1	(114.9)

Net cash provided by operating activities	1,843.9	1,800.6	1,881.3

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,379.8	5,128.6	4,198.5
Proceeds from sale of securities available-for-sale	4,657.5	2,267.3	2,619.7
Proceeds from repayments or sales of mortgage loans on real estate	2,467.7	2,430.8	2,854.6
Cost of securities available-for-sale acquired	(8,008.3)	(5,658.9)	(6,924.1)
Cost of mortgage loans on real estate originated or acquired	(1,887.0)	(2,180.4)	(2,524.9)
Net decrease (increase) in short-term investments	762.9	(125.4)	56.9
Collateral (paid) received - securities lending, net	(175.6)	(332.6)	36.6
Other, net	(68.6)	52.1	121.6

Net cash provided by investing activities	2,128.4	1,581.5	438.9

Cash flows from financing activities:
Net increase (decrease) in short-term debt	210.1	(167.1)	27.3
Cash dividends paid to NFS	(537.5)	(375.0)	(185.0)
Investment and universal life insurance product deposits	3,586.1	3,400.8	2,845.4
Investment and universal life insurance product withdrawals	(7,230.2)	(6,241.2)	(5,022.5)

Net cash used in financing activities	(3,971.5)	(3,382.5)	(2,334.8)

Net increase (decrease) in cash	0.8	(0.4)	(14.6)
Cash, beginning of period	0.5	0.9	15.5

Cash, end of period	$1.3	$0.5	$0.9

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2007 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers; and Mullin TBG Insurance Agency Services, LLC, a joint venture between NFS’ majority-owned subsidiary, TBG Insurance Services Corporation d/b/a TBG Financial, and MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

As of December 31, 2007 and 2006, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities,. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. The company also utilized broker quotes in pricing securities or to validate modeled prices. As of December 31, 2007, 70% of the fair values of fixed maturity securities were obtained from independent pricing services, 17% from the Company’s pricing matrices and 13% from other sources compared to 71%, 20% and 9%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 2%, 24% and 33%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 26% and 33%, respectively, as of December 31, 2006.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC are subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b) to the audited consolidated financial statements included in the F pages of this report.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. This assumption, like others, is reviewed as part of the annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate. The reversion to the mean process is based on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of current year assumption changes.

At the end of the second quarter of 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends. Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses. Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate. As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%. The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events. Therefore, in the second quarter of 2007, the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity and bank-owned life insurance products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature results in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, existing DAC and other related balances were eliminated resulting in a $135.0 million pre-tax charge.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 6% in 2007 (8% in 2006 and 10% in 2005) of the Company’s life insurance in force, 48% of the number of life insurance policies in force in 2007 (50% in 2006 and 52% in 2005) and 7% of life insurance statutory premiums in 2007 (5% in 2006 and 5% in 2005). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(k) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its condensed consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006	2005
Other operating expenses	$2.8	$5.0	$(0.5)
Net income	(1.9)	(3.1)	0.3
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(3)	Recently Issued Accounting Standards
In December 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company currently is evaluating the impact of adopting SFAS 141R.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company currently is evaluating the impact of adopting SFAS 160.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company will elect adoption of SFAS 159 for certain financial instruments effective January 1, 2008, which is not expected to have a material impact on the Company’s financial position or results of operations. The Company will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments
Assets and liabilities that are presented at fair value in the consolidated balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments. Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2007		2006
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,615.4	$7,659.9	$8,202.2	$8,060.7
Policy loans	687.9	687.9	639.2	639.2

Liabilities
Investment contracts	(24,671.0)	(23,084.7)	(27,124.7)	(25,455.2)
Short-term debt	(285.3)	(285.3)	(75.2)	(75.2)
Long-term debt, payable to NFS	(700.0)	(751.3)	(700.0)	(809.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2007 and 2006, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2007. As of December 31, 2007 and 2006, the Company’s net amount at risk was $519.9 million and $562.4 million before reinsurance, respectively, and $317.2 million and $193.0 million net of reinsurance, respectively. As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $47.4 million and $29.3 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2007 and 2006, the net balance of the embedded derivatives for living benefits was a liability of $91.9 million and an asset of $23.7 million, respectively.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $2.4 million, a net gain of $2.9 million and a net gain of $4.1 million, respectively, were recognized in net realized investment gains and losses. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $1.4 million, a net loss of $1.5 million and a net gain of $3.1 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2007, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included net losses of $12.4 million, $0.5 million and $9.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included net losses of $51.8 million (recorded as a $41.7 million net realized loss, net investment income of $2.6 million and annuity expense of $12.7 million) and $11.4 million (recorded as net investment income of $10.7 million and annuity expense of $22.1 million) for the years ended December 31, 2007 and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2007, 2006 and 2005, net losses of $0.5 million, $10.6 million and $80.7 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded in net realized investment gains and losses to reflect the change in spot rates of these foreign currency denominated obligations during the year ended December 31, 2007 compared to $14.1 million and $78.3 million during the years ended December 31, 2006 and 2005, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,692.9	$1,930.5
Pay variable/receive fixed rate swaps hedging investments	21.0	60.4
Pay fixed/receive variable rate swaps hedging liabilities	1,120.7	1,048.8
Pay variable/receive fixed rate swaps hedging liabilities	343.1	—
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	375.5	452.9
Hedging foreign currency denominated liabilities	1,144.1	1,137.1
Credit default swaps	300.3	376.8
Other non-hedging instruments	518.1	101.8
Equity option contracts	2,361.8	1,640.7
Interest rate futures contracts	371.3	214.2

Total	$8,248.8	$6,963.2

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
Agencies not backed by the full faith and credit of the U. S. Government	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,389.8	$1,392.5
Due after one year through five years	6,267.3	6,375.0
Due after five years through ten years	3,732.8	3,758.7
Due after ten years	3,140.3	3,126.3

Subtotal	14,530.2	14,652.5
Mortgage-backed securities	5,855.9	5,788.8
Asset-backed securities	3,635.1	3,492.1

Total	$24,021.2	$23,933.4

The following table presents the components of net unrealized (losses) gains on securities available-for-sale as of December 31:

(in millions)	2007	2006
Net unrealized (losses) gains, before adjustments and taxes	$(84.5)	$84.1
Adjustment to DAC	87.1	83.3
Adjustment to future policy benefits and claims	(77.7)	(83.1)
Deferred federal income tax benefit (expense)	26.1	(29.5)

Net unrealized (losses) gains	$(49.0)	$54.8

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005
Fixed maturity securities	$(166.0)	$(161.0)	$(704.1)
Equity securities	(2.6)	(1.1)	(3.4)

Net decrease	$(168.6)	$(162.1)	$(707.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
Agencies not backed by the full faith and credit of the U.S. Government	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of gross unrealized losses		53%		47%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary. This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer. As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $231.3 million, or 47% of the Company’s total unrealized losses. Of this total, $209.3 million, or 90%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to corporate securities and asset-backed securities (ABSs). These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 69% of the Company’s corporate securities in unrealized loss positions, or $150.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade corporate securities, 57%, or $84.9 million, have been in an unrealized loss position for more than one year, but 87% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s corporate securities in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $174.2 million, were classified as investment grade, as defined by the NAIC. Of these investment grade ABSs, 72%, or $126.9 million, have been in an unrealized loss position for less than one year, but 33% of those investments have ratios of estimated fair value to amortized cost of at least 90%. Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 57% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total

99.9% - 95.0%	$55.2	$93.5	$148.7	$13.1	$5.2	$18.3	$68.3	$98.7	$167.0
94.9% - 90.0%	49.9	84.6	134.5	13.2	4.4	17.6	63.1	89.0	152.1
89.9% - 85.0%	34.6	19.2	53.8	3.1	6.3	9.4	37.7	25.5	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.9	5.8	20.7	75.4	11.6	87.0

Total	$216.5	$209.3	$425.8	$47.3	$21.9	$69.2	$263.8	$231.2	$495.0

As noted in the table above, as of December 31, 2007, 64% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%. In addition, 86% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 68% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. The NAIC assigns designations to publicly traded and privately placed securities. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$16,765.5	$16,662.7	$17,433.9	$17,426.3
2	Baa	5,730.3	5,784.3	6,117.2	6,175.8
3	Ba	1,101.6	1,078.3	1,024.8	1,033.6
4	B	325.0	316.8	590.4	596.6
5	Caa and lower	60.2	52.7	12.6	20.3
6	In or near default	38.6	38.6	18.3	22.8

	Total	$24,021.2	$23,933.4	$25,197.2	$25,275.4

[1]	NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]	Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.
Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,199.5 and $1,953.6, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $755.7 and $707.1, respectively. As of December 31, 2007, 100.0% and 91.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 56.5% and 70.9% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $4.65 billion, $2.27 billion and $2.62 billion, respectively. During 2007, gross gains of $70.0 million ($61.6 million and $71.9 million in 2006 and 2005, respectively) and gross losses of $70.2 million ($64.1 million and $22.6 million in 2006 and 2005, respectively) were realized on those sales.

Real estate held for use was $17.8 million and $38.8 million as of December 31, 2007 and 2006, respectively. These assets are carried at cost less accumulated depreciation, which was $3.6 million and $15.1 million as of December 31, 2007 and 2006, respectively. There was no real estate held for sale as of December 31, 2007 compared to real estate held for sale with a carrying value of $16.0 million as of December 31, 2006.

The carrying value of commercial mortgage loans on real estate considered to be impaired was $7.4 million as of December 31, 2007 ($17.5 million as of December 31, 2006), for which the related valuation allowance was $3.0 million ($12.3 million as of December 31, 2006). No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value. During 2007, the average carrying value of impaired mortgage loans on real estate was $3.7 million ($3.5 million in 2006). Interest income on those loans, which is recognized on a cash basis, was $0.4 million in 2007 ($1.9 million in 2006).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2007	2006	2005
Allowance, beginning of period	$34.3	$31.1	$33.3
Net (reductions) additions to allowance	(11.2)	3.2	(2.2)

Allowance, end of period	$23.1	$34.3	$31.1

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2007	2006	2005
Total realized gains on sales, net of hedging losses	$65.4	$88.8	$75.6
Total realized losses on sales, net of hedging gains	(79.9)	(64.8)	(22.9)
Total other-than-temporary and other investment impairments	(116.4)	(17.1)	(36.8)
Credit default swaps	(7.5)	(1.1)	(7.5)
Periodic net coupon settlements on non-qualifying derivatives	1.7	1.9	1.1
Other derivatives	(29.5)	(0.6)	1.1

Net realized investment (losses) gains	$(166.2)	$7.1	$10.6

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2007	2006	2005
Securities available-for-sale:
Fixed maturity securities	$1,370.5	$1,419.2	$1,466.2
Equity securities	4.0	2.6	2.4
Mortgage loans on real estate	512.6	535.4	577.3
Short-term investments	28.7	47.3	18.8
Other	124.3	120.9	97.8

Gross investment income	2,040.1	2,125.4	2,162.5
Less investment expenses	64.3	66.9	57.3

Net investment income	$1,975.8	$2,058.5	$2,105.2

Fixed maturity securities with an amortized cost of $8.3 million and $8.1 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007 and 2006, the Company had received $551.9 million and $802.3 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2007 and 2006. As of December 31, 2007 and 2006, the Company had loaned securities with a fair value of $541.2 million and $778.6 million, respectively.

As of December 31, 2007 and 2006, the Company had received $245.4 million and $171.0 million, respectively, of cash for derivative collateral. The Company also held $18.5 million and $12.8 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $18.8 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,082.6	$18.7	62	$9,231.4	$33.9	60
Reset	17,915.0	61.1	64	17,587.0	47.5	63
Ratchet	15,789.2	132.2	66	13,481.0	30.3	66
Rollup	467.0	8.4	71	538.4	11.3	70
Combo	2,555.5	47.0	68	2,588.7	28.9	68

Subtotal	45,809.3	267.4	66	43,426.5	151.9	65
Earnings enhancement	519.2	49.8	62	477.8	41.1	61

Total - GMDB	$46,328.5	$317.2	65	$43,904.3	$193.0	64

GMAB[2]:
5 Year	$2,985.6	$4.6	N/A	$2,131.1	$0.1	N/A
7 Year	2,644.1	6.2	N/A	1,865.7	0.1	N/A
10 Year	927.3	1.3	N/A	784.0	—	N/A

Total - GMAB	$6,557.0	$12.1	N/A	$4,780.8	$0.2	N/A

GMIB[3]:
Ratchet	$425.2	$—	N/A	$450.6	$—	N/A
Rollup	1,119.9	—	N/A	1,187.1	—	N/A
Combo	0.3	—	N/A	0.5	—	N/A

Total - GMIB	$1,545.4	$—	N/A	1,638.2	$—	N/A

GLWB:
L.inc	$2,865.8	$—	N/A	$993.8	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.77 billion and $2.95 billion as of December 31, 2007 and 2006, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006
Mutual funds:
Bond	$5,143.6	$4,467.3
Domestic equity	31,217.7	29,808.4
International equity	3,987.3	3,420.5

Total mutual funds	40,348.6	37,696.2
Money market funds	1,728.2	1,414.4

Total	$42,076.8	$39,110.6

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2007	2006
$800.0 million commercial paper program	$199.7	$—
$350.0 million securities lending program facility	85.6	75.2

Total short-term debt	$285.3	$75.2

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2007, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2007 and 2006. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $199.7 million of commercial paper outstanding at December 31, 2007 at a weighted average interest rate of 4.39% and no commercial paper outstanding at December 31, 2006.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (4.60% and 5.32% as of December 31, 2007 and 2006, respectively). NLIC had $85.6 million and $75.2 million outstanding under this agreement as of December 31, 2007 and 2006, respectively. As of December 31, 2007, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $15.0 million, $11.7 million and $11.5 million in 2007, 2006 and 2005, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2007	2006
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2007, 2006 and 2005. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006
Deferred tax assets:
Future policy benefits	$622.0	$607.8
Other	213.2	138.6

Gross deferred tax assets	835.2	746.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	828.2	739.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,112.6	1,022.2
Other	130.8	173.9

Gross deferred tax liabilities	1,243.4	1,196.1

Net deferred tax liability	$415.2	$456.7

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2007, 2006 and 2005.

The Company’s current federal income tax asset was $12.7 million and $12.6 million as of December 31, 2007 and 2006, respectively.

Total federal income taxes paid (refunded) were $99.1 million, $(4.3) million and $182.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 14 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005
Current	$106.5	$(61.8)	$90.6
Deferred	22.0	90.5	5.2

Federal income tax expense	$128.5	$28.7	$95.8

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$204.0	35.0	$226.8	35.0	$217.2	35.0
DRD	(61.0)	(10.5)	(67.5)	(10.4)	(107.5)	(17.3)
Reserve release	—	—	(110.9)	(17.1)	—	—
Other, net	(14.5)	(2.4)	(19.7)	(3.1)	(13.9)	(2.3)

Total	$128.5	22.1	$28.7	4.4	$95.8	15.4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2007, NLIC paid dividends of $537.5 million to NFS, including a $242.5 million extraordinary dividend paid after obtaining approval from the ODI. NLIC’s statutory capital and surplus as of December 31, 2007 was $2.50 billion, and statutory net income for 2007 was $309.0 million. As of January 1, 2008, NLIC could not pay dividends to NFS without obtaining prior approval. As of April 2008, NLIC will be able to pay dividends to NFS totaling $246.5 million upon providing prior notice to the ODI. On February 20, 2008, NLIC declared a dividend of $246.5 million payable to NFS in April 2008. NLIC will provide notice to the ODI before paying this dividend to NFS.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2007	2006	2005
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(276.3)	$(171.3)	$(687.2)
Net adjustment to deferred policy acquisition costs	3.8	40.9	187.0
Net adjustment to future policy benefits and claims	5.4	21.5	17.0
Related federal income tax benefit	93.3	38.1	169.1

Net unrealized losses	(173.8)	(70.8)	(314.1)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	107.7	9.2	(20.3)
Related federal income tax (benefit) expense	(37.7)	(3.2)	7.1

Net reclassification adjustment	70.0	6.0	(13.2)

Other comprehensive loss on securities available-for-sale	(103.8)	(64.8)	(327.3)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(17.2)	(0.2)	41.7
Related federal income tax benefit (expense)	6.0	0.1	(14.6)

Other comprehensive (loss) income on cash flow hedges	(11.2)	(0.1)	27.1

Other net unrealized losses	(4.2)	—	—

Total other comprehensive loss	$(119.2)	$(64.9)	$(300.2)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $13.5 million, $19.9 million and $16.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2007, 2006 and 2005.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $7.3 million, $6.6 million and $6.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $285.6 million, $261.7 million and $274.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.90 billion and $5.48 billion as of December 31, 2007 and 2006, respectively. Total revenues from these contracts were $130.8 million, $133.4 million and $136.2 million for the years ended December 31, 2007, 2006 and 2005, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109.7 million, $110.7 million and $107.3 million for the years ended December 31, 2007, 2006 and 2005, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $23.0 million, $19.3 million and $18.7 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2007, 2006 and 2005 were $317.6 million, $430.8 million and $429.5 million, respectively, while benefits, claims and expenses ceded during these years were $348.1 million, $470.4 million and $398.8 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $21.41 billion and $18.26 billion, respectively. For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $76.9 million, $64.4 million and $51.6 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $20.1 million, $28.3 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $178.2 million, $191.5 million and $55.3 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $368.2 million and $601.3 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2007, 2006 and 2005 were $59.5 million, $58.1 million and $59.0 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $9.4 million, $6.9 million and $2.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(15.3) million and $45.0 million for the years ended December 31, 2006 and 2005, respectively. These payments related to tax years prior to deconsolidation.

In 2007, 2006 and 2005, NLIC paid dividends to NFS totaling $537.5 million, $375.0 million and $185.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 20, 2007, NLIC and NRS were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period. The class period is the date from which NLIC and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided. The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement. The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled. On January 9, 2008, NLIC and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division. On January 16, 2008, NLIC and NRS filed a motion to dismiss. On January 24, 2008, the plaintiffs filed a motion to remand. The motions have been fully briefed. NLIC and NRS intend to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On October 12, 2007, NLIC filed a motion to dismiss. The motion has been fully briefed. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On October 25, 2007, NFS, NLIC and NRS filed their opposition to the plaintiff’s motion. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment. The court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims. However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions. The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. The plaintiff appealed the District Court’s decision, and the issues have been fully briefed. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48. See Note 3 for a summary of the provisions of FIN 48. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

(15)	Guarantees
Since 2001, the Company has sold $677.2 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2007, the Company held guarantee reserves totaling $6.0 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.28 billion. The Company does not anticipate making any payments related to these guarantees.

As of December 31, 2007, the Company held stabilization reserves of $1.6 million as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(16)	Variable Interest Entities
As of December 31, 2007 and 2006, the Company had relationships with 19 and 18 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. Each VIE is a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $465.7 million and $445.5 million as of December 31, 2007 and 2006, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2007	2006
Other long-term investments	$434.1	$432.5
Short-term investments	31.9	33.7
Other assets	38.1	37.8
Other liabilities	(38.4)	(58.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2007 and 2006 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $201.3 million and $68.9 million as of December 31, 2007 and 2006, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses[1]	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses[1]	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains[1]	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2007, 2006 and 2005

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Non-operating net realized investment gains[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder accounts	557.7	444.8	182.4	146.1	1,331.0
Benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.3	538.3

Total benefits and expenses	1,229.0	673.8	681.0	228.7	2,812.5

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.7	$620.6

Less: non-operating net realized investment gains[1]	—	—	—	(9.5)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$81.2

Assets as of year end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$124.7	$124.7
Agencies not backed by the full faith and credit of the U.S. Government	406.1	467.3	467.3
Obligations of states and political subdivisions	245.3	244.2	244.2
Foreign governments	40.0	42.4	42.4
Public utilities	1,345.3	1,358.8	1,358.8
All other corporate	21,873.7	21,696.0	21,696.0

Total fixed maturity securities available-for-sale	24,021.2	23,933.4	23,933.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	15.5	18.5	18.5
Industrial, miscellaneous and all other	2.3	1.6	1.6
Nonredeemable preferred stocks	51.8	52.8	52.8

Total equity securities available-for-sale	69.6	72.9	72.9

Mortgage loans on real estate, net	7,619.2		7,615.4	[1]
Real estate, net:
Investment properties	11.1		8.6	[2]
Acquired in satisfaction of debt	10.4		9.2	[2]

Total real estate, net	21.5		17.8

Policy loans	687.9		687.9
Other long-term investments	625.1		625.1
Short-term investments, including amounts managed by a related party	965.4		959.1	[3]

Total investments	$34,009.9		$33,911.6

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2007
Individual Investments	$609.1	$653.9	$287.1	191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	81.6

Total	$2,105.2	$1,741.6	$466.3	$604.6

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV         Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance [1]	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2007.

Statements of Operations for the year ended
December 31, 2007.

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and
2005.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006
and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 6 on April 26, 2000 (File No. 333-53023) and incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(5)	Variable Annuity Application – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(7)	Not Applicable

(8)	Fund Participation Agreements

1.	Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2.
Fund Participation Agreement with AllianceBernstein filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3.	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

4.	Fund Participation Agreement with Credit Suisse filed on April 22, 2008, with Post-Effective Amendment No. 21 (File No. 033-60063) as exhibit 26(h) and hereby incorporated by reference.

5.	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

6.	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

7.	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

8.	Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

9.	Fund Participation Agreement with J.P. Morgan filed on April 16, 2008, with Post-Effective Amendment No. 40 (File No. 333-59517) as exhibit 24(b) and hereby incorporated by reference.

10.	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

11.	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12.	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13.
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

14.	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

15.	Fund Participation Agreement with T. Rowe Price filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

16.	Fund Participation Agreement with Van Eck filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

17.	Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 26(h) and hereby incorporated by reference.

(9)	Opinion of Counsel – Filed previously with the initial Registration Statement on May 19, 1998 (File No. 333-53023) and incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a reinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore Riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 4,601 and 6,853 respectively.

Item 28.            Indemnification

Provision is made in the Company’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.           Principal Underwriter

a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

 SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT -9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 2008.

NATIONWIDE VARIABLE - 9
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JEANNY V. SIMAITIS
Jeanny V. Simaitis
Attorney-in-Fact

As required by the Securities Act of 1933, Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ JEANNY V. SIMAITIS
Jeanny V. Simaitis
Attorney-in-Fact